As filed with the Securities and Exchange Commission on September 8, 2015

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

4600 S. Syracuse St., Suite 1100, Denver, Colorado 80237

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 4600 S. Syracuse St., Suite 1100, Denver, Colorado 80237

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – June 30, 2015

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

Transamerica Series Trust Semi-Annual Report

4600 South Syracuse Street, Suite 1100

Denver, Colorado 80237

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual reports for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Dear Fellow Shareholder,

On behalf of Transamerica Series Trust, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review of your investments, this report provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to understand market conditions over the last year to provide a context for reading this report. At the beginning of this fiscal period, markets focused heavily on the U.S. Federal Reserve’s (“Fed”) pending conclusion to its quantitative easing (“QE”) program. While interest rate volatility picked up slightly in the fall of 2014 when QE ended, equity markets remained resilient and continued to climb to new all-time highs in the following months.

The U.S. economy gained momentum as evidenced by reports of increasing gross domestic product growth rates in the second and third quarters of 2014, however, weaker exports and declining capital spending in the energy sector slowed the rate of growth as markets entered 2015. That having been said, continued positive results in regard to job growth and consumer spending appear to bode well for future economic momentum.

The energy sector contributed most to overall market volatility during the fall and winter as crude oil prices declined by more than 50% due to surging stockpiles and no action by OPEC to cut output. Many metals and agricultural goods also saw lower prices during this period, contributing to broad commodity weakness. While these lower prices for raw materials at times added to market weakness, consumers and business still stand to benefit going forward from lower gas prices at the pump and aggregate fuel costs. Annual inflation metrics have fallen close to zero, well below both historical averages and the Fed’s target range of 2.0% to 2.5%.

As the period drew to a close, the crisis in Greece began to weigh more prominently on the markets as the question again emerged as to whether this country could ultimately meet its debt obligations and remain part of the European Monetary Union. However, unlike years past when concerns of a possible Greek default roiled markets and brought about fears of bank failures and financial contagion, investors have taken the recent developments more in stride, bolstered by the fact that global banks have heavily reduced their exposure to Greek debt. While Greece’s ultimate position within the European Union remains to be resolved, investors seem to have concluded that a Greek exit would not pose the same risk to global markets as previously believed.

For the period ending June 30, 2015, the S&P 500® returned 7.4% while the MSCI EAFE Index, representing international developed market equities, lost 3.8%. During the same period, the Barclays U.S. Aggregate Bond Index returned 1.9%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Series Trust

Tom Wald, CFA

Chief Investment Officer

Transamerica Series Trust

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of the Transamerica Series Trust. These views are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Series Trust.

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,012.60	$4.24	$1,020.60	$4.26	0.85%
Service Class	1,000.00	1,010.50	5.48	1,019.30	5.51	1.10

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	35.8%
U.S. Government Obligations	33.8
U.S. Government Agency Obligations	14.7
Repurchase Agreement	10.7
Corporate Debt Securities	10.4
Securities Lending Collateral	5.1
Foreign Government Obligations	0.7
Mortgage-Backed Securities	0.5
Convertible Preferred Stocks	0.1
Over-the-Counter Options Purchased	0.1
Municipal Government Obligation	0.0	*
Convertible Bonds	0.0	*
Preferred Stocks	0.0	*
Exchange-Traded Fund	0.0	*
Right	0.0	*
Net Other Assets (Liabilities) ^	(11.9)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, securities sold short, TBA short commitments, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 35.8%
Aerospace & Defense - 0.6%
Airbus Group NV	2,514	$ 163,119
BAE Systems PLC	10,735	76,105
Boeing Co.	3,100	430,032
Bombardier, Inc., Class B	5,300	9,548
Finmeccanica SpA (A)	2,100	26,409
General Dynamics Corp.	1,300	184,197
Honeywell International, Inc.	2,700	275,319
Lockheed Martin Corp.	1,200	223,080
Northrop Grumman Corp.	1,000	158,630
Precision Castparts Corp.	500	99,935
Raytheon Co.	2,500	239,200
Rockwell Collins, Inc. (B)	700	64,645
Rolls-Royce Holdings PLC (A)	6,828	93,338
Safran SA	1,048	71,025
Singapore Technologies Engineering, Ltd. (B)	4,000	9,801
Textron, Inc.	400	17,852
Thales SA	600	36,228
United Technologies Corp.	3,700	410,441
Zodiac Aerospace	1,500	48,830

		2,637,734

Air Freight & Logistics - 0.2%
Bollore SA	8,800	46,846
CH Robinson Worldwide, Inc. (B)	600	37,434
Deutsche Post AG	3,560	104,004
Expeditors International of Washington, Inc. (B)	900	41,494
FedEx Corp.	1,300	221,520
TNT Express NV	2,822	23,939
United Parcel Service, Inc., Class B	2,600	251,966
Yamato Holdings Co., Ltd.	1,600	30,978

		758,181

Airlines - 0.2%
ANA Holdings, Inc.	15,000	40,704
Cathay Pacific Airways, Ltd.	8,000	19,671
Delta Air Lines, Inc.	3,400	139,672
easyJet PLC	2,300	55,870
International Consolidated Airlines Group SA (A)	4,800	37,331
Japan Airlines Co., Ltd.	1,000	34,890
Ryanair Holdings PLC, ADR	72	5,137
Singapore Airlines, Ltd.	2,000	15,933
Southwest Airlines Co.	5,400	178,686
United Continental Holdings, Inc. (A)	2,000	106,020

		633,914

Auto Components - 0.3%
Aisin Seiki Co., Ltd. (B)	500	21,285
Autoliv, Inc. (B)	300	35,025
BorgWarner, Inc.	1,000	56,840
Bridgestone Corp. (B)	2,800	103,583
Cie Generale des Etablissements Michelin, Class B	701	73,454
Continental AG	385	91,101
Delphi Automotive PLC, Class A	1,700	144,653
Denso Corp. (B)	2,100	104,601
Johnson Controls, Inc.	4,900	242,697
Magna International, Inc., Class A	2,200	123,475
NGK Spark Plug Co., Ltd.	1,000	27,740

	Shares	Value
COMMON STOCKS (continued)
Auto Components (continued)
NOK Corp.	600	$ 18,630
Nokian Renkaat OYJ	750	23,504
Pirelli & C. SpA	1,800	30,382
Sumitomo Electric Industries, Ltd.	2,700	41,851
Sumitomo Rubber Industries, Ltd. (B)	900	13,950
Toyoda Gosei Co., Ltd. (B)	800	19,303
Toyota Industries Corp.	500	28,516
Valeo SA	400	63,034

		1,263,624

Automobiles - 0.7%
Bayerische Motoren Werke AG	1,182	129,377
Daihatsu Motor Co., Ltd. (B)	2,100	29,908
Daimler AG	4,103	373,440
Fiat Chrysler Automobiles NV (A)	2,926	42,863
Ford Motor Co.	12,800	192,128
Fuji Heavy Industries, Ltd.	3,000	110,504
General Motors Co.	5,963	198,747
Harley-Davidson, Inc.	700	39,445
Honda Motor Co., Ltd. (B)	6,900	223,347
Isuzu Motors, Ltd.	2,500	32,837
Mazda Motor Corp.	2,200	43,107
Mitsubishi Motors Corp.	3,400	28,948
Nissan Motor Co., Ltd.	10,500	109,388
Peugeot SA (A)	2,690	55,315
Renault SA	805	83,840
Suzuki Motor Corp.	1,300	43,923
Tesla Motors, Inc. (A) (B)	358	96,037
Toyota Motor Corp.	12,000	804,314
Volkswagen AG	214	49,517
Yamaha Motor Co., Ltd.	1,000	21,874

		2,708,859

Banks - 2.8%
Aozora Bank, Ltd.	5,000	18,875
Australia & New Zealand Banking Group, Ltd.	11,341	281,755
Banca Monte DEI Paschi DI Siena SpA (A) (B)	19	37
Banco Bilbao Vizcaya Argentaria SA	27,863	273,106
Banco Comercial Portugues SA, Class R (A) (B)	154,800	13,461
Banco de Sabadell SA (B)	9,954	24,025
Banco Espirito Santo SA (A) (C) (D) (E)	8,203	0
Banco Popular Espanol SA (B)	10,763	52,148
Banco Santander SA, Class A	63,332	442,274
Bank Hapoalim BM	1,671	9,002
Bank Leumi Le-Israel BM (A)	5,397	22,824
Bank of East Asia, Ltd.	8,000	34,987
Bank of Ireland (A)	139,800	56,420
Bank of Kyoto, Ltd.	4,000	46,084
Bank of Montreal (B)	2,699	159,930
Bank of Nova Scotia (B)	5,200	268,410
Bank of Yokohama, Ltd.	3,000	18,399
Bankia SA (A) (B)	48,100	61,024
Barclays PLC	64,908	265,675
BB&T Corp.	5,300	213,643
BNP Paribas SA	4,645	280,415
BOC Hong Kong Holdings, Ltd.	13,500	56,427
CaixaBank SA	9,638	44,656

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
Canadian Imperial Bank of Commerce, Class B (B)	1,500	$ 110,572
Chiba Bank, Ltd.	5,000	38,117
Chugoku Bank, Ltd.	1,500	23,667
CIT Group, Inc.	1,000	46,490
Commerzbank AG (A)	5,282	67,513
Commonwealth Bank of Australia	6,725	441,712
Credit Agricole SA	4,350	64,694
Danske Bank A/S, Class R	2,342	68,875
DBS Group Holdings, Ltd.	8,000	122,894
Deutsche Bank AG	5,484	164,768
DNB ASA	3,574	59,624
Erste Group Bank AG (A)	1,234	35,047
Fifth Third Bancorp	8,200	170,724
Fukuoka Financial Group, Inc., Class A	3,000	15,566
Hachijuni Bank, Ltd.	2,000	15,100
Hang Seng Bank, Ltd.	2,800	54,725
HSBC Holdings PLC	82,183	736,170
ING Groep NV, CVA	16,960	280,025
Intesa Sanpaolo SpA	49,480	179,389
Iyo Bank, Ltd.	2,000	24,578
Joyo Bank, Ltd.	3,000	16,816
KBC Groep NV	1,053	70,366
KeyCorp	4,700	70,594
Lloyds Banking Group PLC	249,033	333,538
M&T Bank Corp. (B)	400	49,972
Mitsubishi UFJ Financial Group, Inc.	56,300	404,729
Mizrahi Tefahot Bank, Ltd.	1,100	13,644
Mizuho Financial Group, Inc.	96,700	209,384
National Australia Bank, Ltd., Class N	11,557	297,019
National Bank of Canada	1,400	52,592
Natixis, Class A	7,161	51,533
Nordea Bank AB	13,099	163,385
Oversea-Chinese Banking Corp., Ltd.	13,000	98,259
PNC Financial Services Group, Inc.	1,900	181,735
Raiffeisen Bank International AG (B)	432	6,285
Regions Financial Corp.	5,500	56,980
Resona Holdings, Inc.	8,000	43,698
Royal Bank of Canada (B)	6,100	373,033
Royal Bank of Scotland Group PLC (A)	12,643	69,827
Seven Bank, Ltd. (B)	5,320	24,647
Shinsei Bank, Ltd., Class A (B)	10,000	20,182
Shizuoka Bank, Ltd.	2,000	20,901
Skandinaviska Enskilda Banken AB, Class A	5,953	76,119
Societe Generale SA	3,082	143,864
Standard Chartered PLC	8,658	138,624
Sumitomo Mitsui Financial Group, Inc.	5,700	254,249
Sumitomo Mitsui Trust Holdings, Inc.	14,000	64,129
SunTrust Banks, Inc.	4,600	197,892
Suruga Bank, Ltd.	2,000	42,930
Svenska Handelsbanken AB, A Shares	6,612	96,510
Swedbank AB, Class A	3,890	90,706
Toronto-Dominion Bank (B)	7,800	331,235
UniCredit SpA, Class A	18,466	124,036
Unione di Banche Italiane SCpA	8,200	65,775
United Overseas Bank, Ltd.	6,000	102,773
US Bancorp	6,900	299,460

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
Wells Fargo & Co.	21,400	$ 1,203,536
Westpac Banking Corp.	12,953	321,304

		11,546,088

Beverages - 0.8%
Anheuser-Busch InBev NV	3,575	428,451
Asahi Group Holdings, Ltd.	1,400	44,527
Brown-Forman Corp., Class B (B)	600	60,108
Carlsberg A/S, Class B	449	40,761
Coca-Cola Amatil, Ltd.	2,030	14,331
Coca-Cola Co.	17,200	674,756
Coca-Cola Enterprises, Inc.	1,300	56,472
Coca-Cola HBC AG, CDI (A)	2,980	64,054
Diageo PLC	10,637	307,693
Dr. Pepper Snapple Group, Inc.	1,200	87,480
Heineken Holding NV, Class A	788	55,302
Heineken NV	712	54,032
Kirin Holdings Co., Ltd. (B)	3,200	44,084
Monster Beverage Corp. (A)	1,500	201,030
PepsiCo, Inc.	6,600	616,044
Pernod Ricard SA (B)	783	90,435
Remy Cointreau SA	600	43,245
SABMiller PLC	3,436	178,377
Suntory Beverage & Food, Ltd.	900	35,850
Treasury Wine Estates, Ltd.	5,251	20,217

		3,117,249

Biotechnology - 0.7%
Actelion, Ltd. (A)	700	102,422
Alexion Pharmaceuticals, Inc. (A)	808	146,062
Alkermes PLC (A) (B)	643	41,371
Amgen, Inc.	3,333	511,682
Biogen, Inc. (A)	1,000	403,940
BioMarin Pharmaceutical, Inc. (A)	1,100	150,458
Celgene Corp. (A)	3,800	439,793
CSL, Ltd.	1,863	124,292
Gilead Sciences, Inc.	6,500	761,020
Grifols SA (B)	894	36,010
Regeneron Pharmaceuticals, Inc., Class A (A)	400	204,052
Vertex Pharmaceuticals, Inc. (A)	800	98,784

		3,019,886

Building Products - 0.1%
Asahi Glass Co., Ltd. (B)	4,400	26,425
Assa Abloy AB, B Shares	3,507	66,038
Cie de St-Gobain	1,980	88,892
Daikin Industries, Ltd.	1,000	71,978
Geberit AG	200	66,677
LIXIL Group Corp.	1,400	27,797
TOTO, Ltd. (B)	3,000	54,075

		401,882

Capital Markets - 0.8%
Aberdeen Asset Management PLC	13,100	83,157
Ameriprise Financial, Inc.	1,000	124,930
Bank of New York Mellon Corp.	5,000	209,850
BlackRock, Inc., Class A	500	172,990
Charles Schwab Corp.	8,600	280,790
CI Financial Corp. (B)	2,400	64,564

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Daiwa Securities Group, Inc.	7,000	$ 52,461
Franklin Resources, Inc.	3,400	166,702
Goldman Sachs Group, Inc.	1,700	354,943
Hargreaves Lansdown PLC	5,300	96,017
IGM Financial, Inc., Class B (B)	1,800	57,329
Invesco, Ltd.	1,500	56,235
Julius Baer Group, Ltd. (A)	1,358	76,183
Macquarie Group, Ltd.	1,200	75,365
Mediobanca SpA	1,088	10,668
Morgan Stanley	6,300	244,377
Nomura Holdings, Inc.	15,400	104,516
Northern Trust Corp.	2,500	191,150
Partners Group Holding AG	400	119,578
Schroders PLC, Series R	1,300	64,874
State Street Corp.	1,900	146,300
T. Rowe Price Group, Inc.	1,500	116,595
TD Ameritrade Holding Corp. (B)	2,000	73,640
UBS Group AG	16,124	341,985

		3,285,199

Chemicals - 1.1%
Agrium, Inc. (B)	400	42,392
Air Liquide SA, Class A	1,419	179,475
Air Products & Chemicals, Inc.	1,600	218,928
Air Water, Inc.	2,000	36,622
Airgas, Inc.	700	74,046
Akzo Nobel NV	623	45,333
Arkema SA	220	15,852
Asahi Kasei Corp.	5,000	41,079
BASF SE, Class R	3,931	345,427
Celanese Corp., Series A	800	57,504
CF Industries Holdings, Inc., Class B	1,000	64,280
Dow Chemical Co. (B)	4,300	220,031
E.I. du Pont de Nemours & Co.	3,400	217,430
Eastman Chemical Co.	600	49,092
Ecolab, Inc.	2,100	237,447
Evonik Industries AG	1,400	53,418
FMC Corp., Class A	600	31,530
Givaudan SA (A)	100	173,057
Hitachi Chemical Co., Ltd.	700	12,629
Incitec Pivot, Ltd.	7,463	22,169
Israel Chemicals, Ltd.	1,656	11,571
Israel Corp., Ltd.	6	2,116
Johnson Matthey PLC	1,200	57,282
JSR Corp. (B)	600	10,609
K+S AG	602	25,359
Kansai Paint Co., Ltd.	1,300	20,150
Koninklijke DSM NV	1,052	60,987
Kuraray Co., Ltd.	1,000	12,232
LANXESS AG	1,000	58,964
Linde AG	812	153,803
LyondellBasell Industries NV, Class A	2,726	282,196
Mitsubishi Chemical Holdings Corp.	6,000	37,774
Mitsubishi Gas Chemical Co., Inc.	2,000	11,211
Mitsui Chemicals, Inc. (B)	4,000	14,871
Monsanto Co.	1,900	202,521
Mosaic Co.	2,000	93,700

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Nippon Paint Holdings Co., Ltd.	1,000	$ 28,231
Nitto Denko Corp.	700	57,540
Novozymes A/S, Class B	1,430	67,975
Orica, Ltd. (B)	841	13,808
Potash Corp. of Saskatchewan, Inc.	3,700	114,584
PPG Industries, Inc.	800	91,776
Praxair, Inc.	1,100	131,505
Sherwin-Williams Co.	600	165,012
Shin-Etsu Chemical Co., Ltd.	1,700	105,555
Sigma-Aldrich Corp.	1,000	139,350
Solvay SA, Class A	297	40,859
Sumitomo Chemical Co., Ltd.	5,000	30,069
Syngenta AG	359	145,912
Taiyo Nippon Sanso Corp. (B)	3,000	36,303
Teijin, Ltd.	4,000	15,525
Toray Industries, Inc. (B)	5,000	42,305
Umicore SA	293	13,892
Yara International ASA	701	36,514

		4,469,802

Commercial Services & Supplies - 0.2%
ADT Corp. (B)	550	18,464
Aggreko PLC	1,285	29,054
Brambles, Ltd.	3,848	31,471
Dai Nippon Printing Co., Ltd.	3,000	30,996
Edenred	711	17,569
G4S PLC	15,300	64,572
Republic Services, Inc., Class A	1,400	54,838
Secom Co., Ltd.	800	51,934
Securitas AB, Class B	2,900	38,341
Societe BIC SA	200	31,885
Stericycle, Inc. (A)	600	80,346
Toppan Printing Co., Ltd.	2,000	16,734
Tyco International PLC	4,300	165,464
Waste Management, Inc.	3,300	152,955

		784,623

Communications Equipment - 0.4%
Alcatel-Lucent (A)	12,500	45,542
Cisco Systems, Inc.	22,700	623,342
F5 Networks, Inc., Class B (A)	500	60,175
Juniper Networks, Inc.	1,800	46,746
Motorola Solutions, Inc.	2,213	126,893
Nokia OYJ	16,698	113,370
QUALCOMM, Inc.	7,300	457,199
Telefonaktiebolaget LM Ericsson, Class B	12,776	132,386

		1,605,653

Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	855	27,505
Bouygues SA, Class A	792	29,610
Chiyoda Corp.	1,000	8,857
CIMIC Group, Ltd.	3,687	61,872
Ferrovial SA	2,900	62,883
Fluor Corp.	600	31,806
JGC Corp. (B)	1,300	24,559
Kajima Corp.	4,900	23,022
Obayashi Corp.	6,000	43,780

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering (continued)
Shimizu Corp.	5,000	$ 42,121
Skanska AB, Class B	2,057	41,687
SNC-Lavalin Group, Inc.	1,300	43,673
Taisei Corp.	5,200	29,870
Vinci SA	1,996	115,445

		586,690

Construction Materials - 0.1%
Boral, Ltd.	2,548	11,501
CRH PLC	3,721	105,036
Fletcher Building, Ltd.	3,130	17,223
HeidelbergCement AG	650	51,545
Holcim, Ltd. (A)	832	61,402
Imerys SA	600	45,887
James Hardie Industries PLC, CDI	4,700	62,807
Lafarge SA	552	36,456
Taiheiyo Cement Corp.	8,000	23,402

		415,259

Consumer Finance - 0.2%
Acom Co., Ltd. (A) (B)	7,500	28,803
AEON Financial Service Co., Ltd. (B)	1,000	27,781
American Express Co.	3,800	295,336
Capital One Financial Corp.	2,500	219,925
Credit Saison Co., Ltd.	600	12,864
Discover Financial Services	1,300	74,906
Navient Corp.	2,600	47,346
Synchrony Financial (A) (B)	3,400	111,962

		818,923

Containers & Packaging - 0.0% (F)
Amcor, Ltd.	3,510	37,156
Ball Corp.	600	42,090
Toyo Seikan Group Holdings, Ltd.	1,600	25,650

		104,896

Distributors - 0.0% (F)
Genuine Parts Co.	600	53,718
Jardine Cycle & Carriage, Ltd. (B)	180	4,424

		58,142

Diversified Consumer Services - 0.0% (F)
Benesse Holdings, Inc. (B)	300	7,525

Diversified Financial Services - 1.2%
ASX, Ltd.	1,449	44,607
Bank of America Corp.	45,600	776,112
Berkshire Hathaway, Inc., Class B (A)	5,100	694,161
Citigroup, Inc.	12,911	713,204
CME Group, Inc., Class A	1,000	93,060
Credit Suisse Group AG (A)	5,302	145,742
Deutsche Boerse AG	586	48,508
Eurazeo SA	925	61,204
Exor SpA	1,400	66,833
First Pacific Co., Ltd.	17,000	14,321
Groupe Bruxelles Lambert SA	429	34,531
Hong Kong Exchanges and Clearing, Ltd.	4,600	162,362
Industrivarden AB, Class C	2,000	37,685
Intercontinental Exchange, Inc.	640	143,111
Investment AB Kinnevik, Class B	999	31,585

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Investor AB, Class B	1,891	$ 70,463
Japan Exchange Group, Inc. (B)	1,200	38,975
JPMorgan Chase & Co.	16,100	1,090,936
London Stock Exchange Group PLC	1,500	55,858
McGraw-Hill Financial, Inc.	2,300	231,035
Mitsubishi UFJ Lease & Finance Co., Ltd.	6,120	33,504
Moody’s Corp.	1,000	107,960
ORIX Corp.	5,460	81,241
Singapore Exchange, Ltd.	4,000	23,254
Wendel SA	400	49,031

		4,849,283

Diversified Telecommunication Services - 0.9%
AT&T, Inc. (B)	24,800	880,896
BCE, Inc. (B)	1,149	48,812
Bezeq Israeli Telecommunication Corp., Ltd.	12,438	21,192
BT Group PLC, Class A	33,088	234,057
CenturyLink, Inc.	3,249	95,456
Deutsche Telekom AG	12,511	215,495
Elisa OYJ	564	17,876
HKT Trust & HKT, Ltd.	14,000	16,435
Iliad SA	123	27,268
Inmarsat PLC	4,216	60,646
Koninklijke KPN NV	27,789	106,263
Nippon Telegraph & Telephone Corp.	3,600	130,413
Orange SA	8,100	124,708
PCCW, Ltd.	8,000	4,768
Proximus	842	29,729
Singapore Telecommunications, Ltd.	34,000	106,278
Spark New Zealand, Ltd.	6,787	12,855
Swisscom AG	129	72,299
TDC A/S, Class B	2,394	17,554
Telecom Italia SpA (A)	49,323	62,576
Telecom Italia SpA (B)	35,922	36,664
Telefonica Deutschland Holding AG	5,000	28,819
Telefonica SA	20,872	296,681
Telenor ASA	3,562	78,050
TeliaSonera AB	10,340	60,881
Telstra Corp., Ltd.	15,830	74,992
TELUS Corp. (C)	800	27,564
Verizon Communications, Inc.	17,493	815,349

		3,704,576

Electric Utilities - 0.5%
American Electric Power Co., Inc.	3,600	190,692
AusNet Services	1,005	1,082
Cheung Kong Infrastructure Holdings, Ltd.	6,000	46,558
Chubu Electric Power Co., Inc.	2,300	34,288
Chugoku Electric Power Co., Inc. (B)	1,700	24,809
CLP Holdings, Ltd.	8,500	72,153
Contact Energy, Ltd.	4,565	15,498
Duke Energy Corp.	2,296	162,144
Edison International (B)	900	50,022
EDP - Energias de Portugal SA	10,120	38,416
Electricite de France SA	1,016	22,654
Enel SpA (B)	31,105	140,929
Entergy Corp., Class B	600	42,300
Eversource Energy (B)	1,061	48,180

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
Exelon Corp. (B)	3,078	$ 96,711
FirstEnergy Corp.	1,066	34,698
Fortis, Inc.	1,300	36,512
Fortum OYJ	1,987	35,310
Hokuriku Electric Power Co. (B)	1,400	20,865
Iberdrola SA	20,045	135,022
Kansai Electric Power Co., Inc. (A)	2,700	29,904
Kyushu Electric Power Co., Inc. (A) (B)	3,500	40,610
NextEra Energy, Inc.	1,700	166,651
Power Assets Holdings, Ltd.	5,000	45,539
PPL Corp.	2,900	85,463
Red Electrica Corp. SA (B)	400	32,054
Shikoku Electric Power Co., Inc. (B)	500	7,489
Southern Co. (B)	3,100	129,890
SSE PLC, Class B	2,398	57,874
Terna Rete Elettrica Nazionale SpA (B)	4,393	19,414
Tohoku Electric Power Co., Inc.	1,300	17,612
Tokyo Electric Power Co., Inc. (A)	5,300	28,885
Xcel Energy, Inc.	1,400	45,052

		1,955,280

Electrical Equipment - 0.3%
ABB, Ltd. (A)	7,949	166,470
Alstom SA (A)	629	17,847
AMETEK, Inc., Class A	1,050	57,519
Eaton Corp. PLC	1,994	134,575
Emerson Electric Co.	2,700	149,661
Legrand SA	1,171	65,744
Mitsubishi Electric Corp.	8,000	103,411
Nidec Corp.	1,000	74,887
Osram Licht AG	351	16,809
Prysmian SpA	896	19,359
Rockwell Automation, Inc., Class B	500	62,320
Schneider Electric SE	2,182	150,651
Vestas Wind Systems A/S	1,000	49,911

		1,069,164

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp., Class A	1,200	69,564
Corning, Inc.	3,700	73,001
Hexagon AB, Class B	1,472	53,341
Hirose Electric Co., Ltd. (B)	300	42,971
Hitachi High-Technologies Corp.	500	14,074
Hitachi, Ltd.	19,500	128,550
Keyence Corp.	200	107,954
Kyocera Corp. (B)	1,200	62,390
Murata Manufacturing Co., Ltd.	900	157,078
Nippon Electric Glass Co., Ltd. (B)	1,500	7,599
Omron Corp.	600	26,082
TDK Corp. (B)	500	38,281
TE Connectivity, Ltd.	3,400	218,620

		999,505

Energy Equipment & Services - 0.3%
Amec Foster Wheeler PLC	1,700	21,836
Baker Hughes, Inc.	3,000	185,100
Cameron International Corp. (A)	2,500	130,925
Diamond Offshore Drilling, Inc. (B)	600	15,486

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Ensco PLC, Class A (B)	800	$ 17,816
FMC Technologies, Inc. (A)	800	33,192
Halliburton Co.	3,900	167,973
National Oilwell Varco, Inc. (B)	1,800	86,904
Petrofac, Ltd. (B)	2,778	40,398
Saipem SpA (A) (B)	1,338	14,134
Schlumberger, Ltd.	5,639	486,025
Seadrill, Ltd. (B)	1,286	13,401
Subsea 7 SA (A) (B)	1,363	13,342
Technip SA	431	26,677
Tenaris SA (B)	1,818	24,484
Transocean, Ltd.	1,113	17,999
Weatherford International PLC (A)	5,900	72,393
WorleyParsons, Ltd. (B)	874	7,020

		1,375,105

Food & Staples Retailing - 0.7%
Aeon Co., Ltd. (B)	2,200	31,233
Alimentation Couche-Tard, Inc., Class B	1,200	51,334
Carrefour SA	2,140	68,520
Casino Guichard Perrachon SA	508	38,483
Colruyt SA	32	1,433
Costco Wholesale Corp.	1,600	216,096
CVS Health Corp.	4,700	492,936
Delhaize Group SA	429	35,421
Distribuidora Internacional de Alimentacion SA (B)	1,040	7,942
FamilyMart Co., Ltd. (B)	300	13,801
George Weston, Ltd., Class A	400	31,420
ICA Gruppen AB (B)	500	17,739
J. Sainsbury PLC (B)	9,900	41,268
Jeronimo Martins SGPS SA	1,149	14,731
Koninklijke Ahold NV	2,534	47,461
Kroger Co.	1,600	116,016
Lawson, Inc. (B)	200	13,695
Loblaw Cos., Ltd. (B)	1,809	91,362
Metro AG	1,800	56,750
Metro, Inc.	1,000	26,837
Seven & I Holdings Co., Ltd.	3,200	137,533
Sysco Corp.	4,300	155,230
Tesco PLC	29,088	97,145
Wal-Mart Stores, Inc.	7,900	560,347
Walgreens Boots Alliance, Inc.	3,700	312,428
Wesfarmers, Ltd.	4,891	147,286
Whole Foods Market, Inc.	1,800	70,992
WM Morrison Supermarkets PLC (B)	23,879	67,836
Woolworths, Ltd. (B)	5,314	110,536

		3,073,811

Food Products - 0.8%
Ajinomoto Co., Inc.	3,000	64,996
Archer-Daniels-Midland Co.	4,900	236,278
Aryzta AG (A)	600	29,584
Associated British Foods PLC	2,519	113,634
Bunge, Ltd.	600	52,680
Campbell Soup Co. (B)	1,100	52,415
Chocoladefabriken Lindt & Spruengli AG	1	62,549
ConAgra Foods, Inc.	1,500	65,580
Danone SA	2,555	165,181

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
General Mills, Inc.	2,700	$ 150,444
Golden Agri-Resources, Ltd. (B)	31,000	9,437
Hershey Co.	1,300	115,479
Hormel Foods Corp.	1,700	95,829
J.M. Smucker, Co. (B)	500	54,205
Kellogg Co.	2,200	137,940
Kerry Group PLC, Class A	740	54,853
Kraft Foods Group, Inc.	2,033	173,090
Mead Johnson Nutrition Co., Class A	500	45,110
MEIJI Holdings Co., Ltd.	300	38,730
Mondelez International, Inc., Class A	6,100	250,954
Nestle SA	13,962	1,008,006
NH Foods, Ltd.	1,000	22,830
Nisshin Seifun Group, Inc. (B)	2,400	31,925
Nissin Foods Holdings Co., Ltd.	300	13,163
Orkla ASA	4,787	37,671
Saputo, Inc.	1,000	24,187
Tate & Lyle PLC	2,200	17,958
Toyo Suisan Kaisha, Ltd.	1,000	36,483
WH Group, Ltd. (A) (G)	24,000	16,379
Wilmar International, Ltd.	8,000	19,483
Yakult Honsha Co., Ltd., Class A (B)	600	35,593
Yamazaki Baking Co., Ltd.	2,500	41,651

		3,274,297

Gas Utilities - 0.1%
APA Group	3,733	23,733
Enagas SA (B)	700	19,038
Gas Natural SDG SA (B)	2,960	67,121
Hong Kong & China Gas Co., Ltd.	25,115	52,747
Osaka Gas Co., Ltd.	7,000	27,643
Snam SpA	8,096	38,522
Toho Gas Co., Ltd. (B)	3,600	21,326
Tokyo Gas Co., Ltd.	9,000	47,800

		297,930

Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	6,700	328,836
Baxter International, Inc.	2,000	139,860
Becton Dickinson and Co.	1,700	240,805
Boston Scientific Corp. (A)	6,000	106,200
Coloplast A/S, Class B	750	49,213
CR Bard, Inc.	700	119,490
Edwards Lifesciences Corp. (A)	400	56,972
Elekta AB, Class B (B)	1,200	7,527
Essilor International SA	764	91,137
Getinge AB, Class B	903	21,731
Hoya Corp.	1,600	64,152
Intuitive Surgical, Inc. (A)	200	96,900
Medtronic PLC	5,712	423,259
Olympus Corp.	800	27,651
Smith & Nephew PLC	4,334	73,137
Sonova Holding AG	403	54,483
St. Jude Medical, Inc.	2,100	153,447
Stryker Corp.	2,400	229,368
Sysmex Corp.	600	35,789
Terumo Corp. (B)	800	19,198
Zimmer Biomet Holdings, Inc., Class A	1,200	131,076

		2,470,231

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 0.7%
Aetna, Inc.	1,600	$ 203,936
Alfresa Holdings Corp.	1,600	24,918
AmerisourceBergen Corp., Class A	1,000	106,340
Anthem, Inc.	1,600	262,624
Cardinal Health, Inc.	900	75,285
Catamaran Corp. (A)	800	48,890
Cigna Corp.	1,300	210,600
DaVita HealthCare Partners, Inc. (A)	1,200	95,364
Express Scripts Holding Co. (A) (B)	2,928	260,416
Fresenius Medical Care AG & Co., KGaA	1,268	104,665
Fresenius SE & Co. KGaA	1,044	66,983
HCA Holdings, Inc. (A)	1,939	175,906
Humana, Inc., Class A (B)	1,300	248,664
Laboratory Corp. of America Holdings (A)	400	48,488
McKesson Corp.	1,000	224,810
Medipal Holdings Corp.	900	14,686
Miraca Holdings, Inc.	300	15,002
Quest Diagnostics, Inc. (B)	1,900	137,788
Ramsay Health Care, Ltd.	2,022	95,898
Ryman Healthcare, Ltd.	1,600	8,587
Sonic Healthcare, Ltd.	2,010	33,141
Suzuken Co., Ltd.	700	22,421
UnitedHealth Group, Inc.	3,800	463,600

		2,949,012

Health Care Technology - 0.1%
Cerner Corp. (A) (B)	3,100	214,086

Hotels, Restaurants & Leisure - 0.6%
Accor SA	574	28,969
Carnival Corp.	3,800	187,682
Carnival PLC, Class A	3,300	168,465
Chipotle Mexican Grill, Inc., Class A (A) (B)	136	82,279
Compass Group PLC	4,540	75,115
Crown Resorts, Ltd. (B)	5,758	54,199
Galaxy Entertainment Group, Ltd.	11,400	45,297
Genting Singapore PLC (B)	36,000	23,922
Hilton Worldwide Holdings, Inc. (A)	2,700	74,385
Las Vegas Sands Corp. (B)	2,900	152,453
Marriott International, Inc., Class A	2,300	171,097
McDonald’s Corp.	4,300	408,801
McDonald’s Holdings Co., Japan, Ltd. (B)	400	8,449
MGM China Holdings, Ltd.	10,000	16,358
Oriental Land Co., Ltd. (B)	800	51,085
Sands China, Ltd.	10,000	33,542
Shangri-La Asia, Ltd.	8,000	11,146
SJM Holdings, Ltd. (B)	20,000	21,596
Sodexo SA	250	23,741
Starbucks Corp.	5,400	289,521
Starwood Hotels & Resorts Worldwide, Inc.	600	48,654
Tatts Group, Ltd.	8,000	22,961
TUI AG	2,800	45,315
Whitbread PLC	1,300	101,028
Wynn Macau, Ltd. (B)	9,161	15,222
Wynn Resorts, Ltd. (B)	625	61,669
Yum! Brands, Inc.	1,700	153,136

		2,376,087

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 0.1%
Electrolux AB, Series B	977	$ 30,619
Garmin, Ltd. (B)	800	35,144
Husqvarna AB, Class B	2,400	18,080
Iida Group Holdings Co., Ltd.	1,600	25,493
Nikon Corp. (B)	1,200	13,884
Panasonic Corp.	9,500	130,524
Rinnai Corp. (B)	200	15,770
Sekisui Chemical Co., Ltd.	3,000	36,843
Sekisui House, Ltd.	3,000	47,653
Sharp Corp. (A) (B)	8,400	10,227
Sony Corp. (A)	5,200	147,075

		511,312

Household Products - 0.4%
Church & Dwight Co., Inc.	900	73,017
Clorox Co. (B)	600	62,412
Colgate-Palmolive Co.	3,400	222,394
Henkel AG & Co. KGaA	564	53,754
Kimberly-Clark Corp.	1,400	148,358
Procter & Gamble Co.	11,600	907,584
Reckitt Benckiser Group PLC, Class A	2,437	210,143
Svenska Cellulosa AB SCA, Class B	2,423	61,614
Unicharm Corp.	1,500	35,660

		1,774,936

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	3,000	39,780
Calpine Corp. (A)	6,500	116,935
Electric Power Development Co., Ltd.	500	17,669
Enel Green Power SpA	17,983	35,145

		209,529

Industrial Conglomerates - 0.6%
3M Co.	2,400	370,320
CK Hutchison Holdings, Ltd.	12,156	179,403
Danaher Corp.	2,100	179,739
General Electric Co.	44,800	1,190,336
Keppel Corp., Ltd. (B)	5,200	31,736
Koninklijke Philips NV	3,632	92,401
NWS Holdings, Ltd.	12,000	17,431
Roper Technologies, Inc.	400	68,984
Sembcorp Industries, Ltd. (B)	4,000	11,553
Siemens AG, Class A	3,519	354,457
Smiths Group PLC	3,680	65,281
Toshiba Corp.	15,000	51,600

		2,613,241

Insurance - 1.4%
ACE, Ltd. (B)	1,400	142,352
Aflac, Inc.	1,200	74,640
Ageas	901	34,710
AIA Group, Ltd.	51,600	336,498
Allianz SE, Class A	1,904	296,538
Allstate Corp.	1,200	77,844
American International Group, Inc.	5,920	365,974
AMP, Ltd.	21,333	99,086
Aon PLC	2,300	229,264
Arch Capital Group, Ltd. (A) (B)	300	20,088
Assicurazioni Generali SpA	4,281	77,126

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Aviva PLC	17,697	$ 136,947
Chubb Corp., Class A	700	66,598
CNP Assurances	1,601	26,737
Dai-ichi Life Insurance Co., Ltd.	4,700	92,418
Delta Lloyd NV	307	5,040
Everest RE Group, Ltd.	100	18,201
Fairfax Financial Holdings, Ltd.	100	49,310
Gjensidige Forsikring ASA, Class A	1,640	26,439
Great-West Lifeco, Inc.	2,700	78,600
Hannover Rueck SE	1,000	96,758
Hartford Financial Services Group, Inc.	1,800	74,826
Insurance Australia Group, Ltd.	7,001	30,141
Intact Financial Corp.	700	48,641
Legal & General Group PLC	25,762	100,751
Lincoln National Corp.	400	23,688
Loews Corp.	2,700	103,977
Manulife Financial Corp.	7,900	146,805
Mapfre SA	14,080	48,457
Marsh & McLennan Cos., Inc.	3,900	221,130
MetLife, Inc.	4,000	223,960
MS&AD Insurance Group Holdings, Inc.	2,100	65,427
Muenchener Rueckversicherungs- Gesellschaft AG	631	111,852
Old Mutual PLC	21,089	66,769
PartnerRe, Ltd.	300	38,550
Power Corp. of Canada	2,000	51,145
Power Financial Corp. (B)	1,100	31,591
Principal Financial Group, Inc.	1,400	71,806
Progressive Corp.	5,200	144,716
Prudential Financial, Inc.	2,000	175,040
Prudential PLC	11,309	272,314
QBE Insurance Group, Ltd.	5,037	53,126
RenaissanceRe Holdings, Ltd. (B)	200	20,302
RSA Insurance Group PLC	13,480	84,129
Sampo Oyj, Class A	1,811	85,302
SCOR SE	874	30,834
Sompo Japan Nipponkoa Holdings, Inc.	1,700	62,390
Sony Financial Holdings, Inc.	2,620	45,941
Standard Life PLC	14,442	100,752
Sun Life Financial, Inc. (B)	2,500	83,467
Suncorp Group, Ltd.	5,451	56,483
Swiss Life Holding AG (A)	300	68,699
Swiss Re AG	1,463	129,486
T&D Holdings, Inc.	2,450	36,534
Tokio Marine Holdings, Inc.	3,100	129,031
Travelers Cos., Inc.	1,600	154,656
Tryg A/S	1,460	30,435
UnipolSai SpA	13,078	32,397
Willis Group Holdings PLC	1,000	46,900
XL Group PLC, Class A	2,500	93,000
Zurich Insurance Group AG (A)	509	154,940

		5,901,558

Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (A)	1,700	737,953
Liberty Interactive Corp QVC Group, Series A (A)	2,000	55,500
Netflix, Inc. (A)	200	131,388

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
Priceline Group, Inc. (A)	200	$ 230,274
Rakuten, Inc.	3,073	49,654

		1,204,769

Internet Software & Services - 0.7%
eBay, Inc. (A)	4,200	253,008
Facebook, Inc., Class A (A)	8,700	746,156
Google, Inc., Class A (A)	1,200	648,048
Google, Inc., Class C (A)	1,403	730,276
LinkedIn Corp., Class A (A)	500	103,315
Twitter, Inc. (A)	4,828	174,870
Yahoo Japan Corp. (B)	4,100	16,549
Yahoo! Inc. (A)	4,200	165,018

		2,837,240

IT Services - 0.7%
Accenture PLC, Class A	2,300	222,594
Amadeus IT Holding SA, Class A	1,507	60,071
Atos SE	313	23,373
Automatic Data Processing, Inc.	2,100	168,483
Cap Gemini SA	492	43,535
CGI Group, Inc., Class A (A)	1,300	50,845
Cognizant Technology Solutions Corp., Class A (A)	3,200	195,488
Computershare, Ltd.	3,870	34,965
Fidelity National Information Services, Inc.	1,100	67,980
Fiserv, Inc. (A)	1,000	82,830
Fujitsu, Ltd.	7,000	39,145
International Business Machines Corp.	4,600	748,236
ITOCHU Techno-Solutions Corp.	800	19,937
Mastercard, Inc., Class A	4,000	373,920
Nomura Research Institute, Ltd.	1,500	58,708
NTT Data Corp.	1,211	52,938
Paychex, Inc.	1,200	56,256
Teradata Corp. (A) (B)	1,500	55,500
Visa, Inc., Class A (B)	8,800	590,920
Western Union Co. (B)	2,100	42,693
Xerox Corp.	4,800	51,072

		3,039,489

Leisure Products - 0.0% (F)
Bandai Namco Holdings, Inc.	1,400	27,088
Mattel, Inc. (B)	2,600	66,794
Sankyo Co., Ltd.	300	10,626
Sega Sammy Holdings, Inc. (B)	2,200	28,762
Shimano, Inc.	300	40,937

		174,207

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	2,800	108,024
Illumina, Inc. (A)	700	152,852
Lonza Group AG (A)	500	66,795
QIAGEN NV (A)	1,900	46,675
Thermo Fisher Scientific, Inc.	1,500	194,640

		568,986

Machinery - 0.7%
Alfa Laval AB (B)	1,076	18,937
Amada Holdings Co., Ltd.	3,000	31,720
Andritz AG	300	16,606

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Atlas Copco AB, A Shares	2,427	$ 67,922
Atlas Copco AB, B Shares	1,598	39,806
Caterpillar, Inc. (B)	2,300	195,086
CNH Industrial NV (B)	3,146	28,690
Cummins, Inc.	1,300	170,547
Deere & Co. (B)	1,600	155,280
Dover Corp.	1,300	91,234
FANUC Corp.	900	184,434
GEA Group AG	1,022	45,586
Hino Motors, Ltd. (B)	2,000	24,742
Hitachi Construction Machinery Co., Ltd. (B)	200	3,504
IHI Corp. (B)	5,000	23,287
Illinois Tool Works, Inc., Class A	1,800	165,222
Ingersoll-Rand PLC	2,700	182,034
JTEKT Corp.	1,200	22,728
Kawasaki Heavy Industries, Ltd.	7,000	32,659
Komatsu, Ltd.	4,000	80,304
Kone OYJ, Class B (B)	1,488	60,384
Kubota Corp.	5,000	79,319
Kurita Water Industries, Ltd.	500	11,660
Makita Corp.	300	16,277
MAN SE	621	63,964
Metso OYJ (B)	455	12,499
Mitsubishi Heavy Industries, Ltd.	11,000	66,934
Nabtesco Corp.	600	15,051
NGK Insulators, Ltd. (B)	1,400	36,091
NSK, Ltd.	2,000	30,902
PACCAR, Inc. (B)	2,800	178,668
Parker-Hannifin Corp.	1,400	162,862
Pentair PLC	263	18,081
Sandvik AB	3,623	40,055
Schindler Holding AG	200	32,665
Sembcorp Marine, Ltd. (B)	4,000	8,435
SKF AB, Class B	2,461	56,138
SMC Corp.	200	60,244
Stanley Black & Decker, Inc.	1,700	178,908
Sumitomo Heavy Industries, Ltd.	4,000	23,336
THK Co., Ltd.	1,000	21,620
Vallourec SA (B)	994	20,301
Volvo AB, Class B	7,096	88,081
Wartsila OYJ Abp	587	27,499
Weir Group PLC	2,900	77,326
Yangzijiang Shipbuilding Holdings, Ltd. (B)	14,000	14,708

		2,982,336

Marine - 0.0% (F)
A.P. Moller - Maersk A/S, Class A	5	8,779
A.P. Moller - Maersk A/S, Class B	15	27,167
Keuhne & Nagel International AG	443	58,802
Mitsui O.S.K. Lines, Ltd. (B)	7,000	22,421
Nippon Yusen KK (B)	11,000	30,649

		147,818

Media - 1.3%
Altice SA (A)	400	55,096
Axel Springer SE	700	36,749
CBS Corp., Class B	1,500	83,250
Charter Communications, Inc., Class A (A) (B)	253	43,326

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Comcast Corp., Class A	8,900	$ 535,246
Comcast Corp., Special Class A (B)	1,500	89,910
Dentsu, Inc.	1,300	67,345
DIRECTV (A)	2,500	231,975
Discovery Communications, Inc., Class C (A)	2,000	62,160
Discovery Communications, Inc., Series A (A) (B)	2,000	66,520
DISH Network Corp., Class A (A)	3,200	216,672
Eutelsat Communications SA	1,278	41,247
ITV PLC	17,100	70,744
JCDecaux SA	1,315	54,873
Kabel Deutschland Holding AG (A)	800	107,026
Lagardere SCA	1,800	52,496
Liberty Global PLC, Class A (A)	2,200	118,954
Liberty Global PLC, Series C (A)	2,200	111,386
Liberty Media Corp., Class A (A)	600	21,624
Liberty Media Corp., Class C (A)	1,200	43,080
News Corp., Class A (A)	1,524	22,235
Numericable-SFR SAS (A)	600	31,803
Omnicom Group, Inc. (B)	2,300	159,827
Pearson PLC	2,730	51,689
Publicis Groupe SA	701	51,830
Reed Elsevier NV	3,606	85,529
Reed Elsevier PLC	6,093	99,087
Scripps Networks Interactive, Inc., Class A (B)	900	58,833
SES SA	872	29,296
Shaw Communications, Inc., Class B (B)	2,200	47,910
Singapore Press Holdings, Ltd. (B)	7,000	21,205
Sirius XM Holdings, Inc. (A) (B)	37,874	141,270
Sky PLC	4,495	73,241
Telenet Group Holding NV (A)	200	10,879
Thomson Reuters Corp., Class B	1,600	60,925
Time Warner Cable, Inc.	1,300	231,621
Time Warner, Inc.	3,500	305,935
Toho Co., Ltd.	1,100	27,369
Twenty-First Century Fox, Inc., Class A	6,100	198,524
Twenty-First Century Fox, Inc., Class B	5,900	190,098
Viacom, Inc., Class B	1,200	77,568
Vivendi SA (B)	5,666	142,916
Walt Disney Co. (B)	7,200	821,808
Wolters Kluwer NV	700	20,794
WPP PLC, Class A	3,710	83,126

		5,154,997

Metals & Mining - 0.5%
Agnico Eagle Mines, Ltd.	600	17,034
Alcoa, Inc.	12,400	138,260
Anglo American PLC	4,851	70,009
Antofagasta PLC, Class A	5,815	62,998
ArcelorMittal (B)	4,057	39,499
Barrick Gold Corp.	4,200	44,892
BHP Billiton PLC	7,679	150,700
BHP Billiton, Ltd.	13,601	283,859
Boliden AB	1,192	21,727
Eldorado Gold Corp., Class A	5,200	21,566
First Quantum Minerals, Ltd.	3,948	51,618
Fortescue Metals Group, Ltd. (B)	11,892	17,525
Franco-Nevada Corp. (B)	1,100	52,464

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Freeport-McMoRan, Inc.	3,400	$ 63,308
Fresnillo PLC	4,101	44,719
Glencore PLC (A)	40,302	161,668
Goldcorp, Inc. (B)	2,900	47,064
Hitachi Metals, Ltd.	1,400	21,517
Iluka Resources, Ltd. (B)	5,315	31,494
JFE Holdings, Inc.	2,100	46,612
Kinross Gold Corp. (A)	6,433	14,988
Kobe Steel, Ltd.	9,000	15,149
Mitsubishi Materials Corp. (B)	4,000	15,361
Newcrest Mining, Ltd. (A)	3,252	32,668
Newmont Mining Corp.	2,100	49,056
Nippon Steel & Sumitomo Metal Corp.	31,000	80,397
Norsk Hydro ASA	5,754	24,255
Nucor Corp. (B)	1,000	44,070
Randgold Resources, Ltd.	700	47,130
Rio Tinto PLC	4,842	198,873
Rio Tinto, Ltd.	1,626	67,432
Silver Wheaton Corp.	1,500	26,001
South32, Ltd. (A) (B)	21,280	29,389
Sumitomo Metal Mining Co., Ltd.	2,000	30,453
Teck Resources, Ltd., Class B	2,100	20,815
ThyssenKrupp AG	1,549	40,297
Turquoise Hill Resources, Ltd. (A)	16,445	62,541
Voestalpine AG (B)	563	23,431
Yamana Gold, Inc.	3,200	9,633

		2,220,472

Multi-Utilities - 0.4%
AGL Energy, Ltd.	3,330	39,952
Ameren Corp.	1,100	41,448
Canadian Utilities, Ltd., Class A	600	17,279
CenterPoint Energy, Inc.	1,900	36,157
Centrica PLC	21,915	90,837
CMS Energy Corp.	3,100	98,704
Consolidated Edison, Inc. (B)	1,600	92,608
Dominion Resources, Inc. (B)	2,400	160,488
DTE Energy Co.	700	52,248
E.ON SE	8,854	117,957
GDF Suez	5,410	100,361
National Grid PLC, Class B	16,593	213,058
NiSource, Inc., Class B	3,000	136,770
PG&E Corp.	3,100	152,210
Public Service Enterprise Group, Inc.	2,800	109,984
RWE AG	1,736	37,324
SCANA Corp. (B)	1,500	75,975
Sempra Energy	1,090	107,845
Suez Environnement Co.	1,600	29,762
Veolia Environnement SA	2,882	58,766
WEC Energy Group, Inc.	1,300	58,708

		1,828,441

Multiline Retail - 0.3%
Canadian Tire Corp., Ltd., Class A	800	85,560
Dollar General Corp.	2,500	194,350
Dollar Tree, Inc. (A)	800	63,192
Family Dollar Stores, Inc.	700	55,167
Isetan Mitsukoshi Holdings, Ltd. (B)	1,200	21,454

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail (continued)
Kohl’s Corp. (B)	800	$ 50,088
Macy’s, Inc.	3,200	215,904
Marks & Spencer Group PLC	13,300	112,011
Next PLC	1,400	163,881
Nordstrom, Inc.	700	52,150
Target Corp.	2,300	187,749

		1,201,506

Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp., Class A	1,800	140,508
Apache Corp.	1,400	80,682
ARC Resources, Ltd. (B)	3,200	54,828
Baytex Energy Corp. (B)	900	14,001
BG Group PLC	14,369	239,206
BP PLC	80,568	531,878
Cameco Corp., Class A (B)	2,400	34,338
Canadian Natural Resources, Ltd.	4,700	127,566
Canadian Oil Sands, Ltd.	3,700	29,920
Cenovus Energy, Inc.	2,700	43,170
Chesapeake Energy Corp. (B)	7,000	78,190
Chevron Corp.	8,300	800,701
Cobalt International Energy, Inc. (A) (B)	2,300	22,333
Concho Resources, Inc. (A)	401	45,658
ConocoPhillips	5,300	325,473
CONSOL Energy, Inc. (B)	1,100	23,914
Continental Resources, Inc., Class B (A) (B)	2,964	125,644
Crescent Point Energy Corp. (B)	1,300	26,677
Devon Energy Corp., Class A	2,000	118,980
Enbridge, Inc. (B)	3,300	154,326
EnCana Corp.	3,100	34,177
Eni SpA, Class B	10,808	191,825
EOG Resources, Inc.	2,200	192,610
EQT Corp.	600	48,804
Exxon Mobil Corp.	19,815	1,648,608
Galp Energia SGPS SA, Class B	1,635	19,176
Husky Energy, Inc. (B)	2,700	51,644
Idemitsu Kosan Co., Ltd. (B)	400	7,854
Imperial Oil, Ltd.	1,300	50,220
INPEX Corp. (B)	3,200	36,383
Inter Pipeline, Ltd. (B)	2,000	45,957
JX Holdings, Inc.	8,000	34,527
Keyera Corp. (B)	600	20,032
Kinder Morgan, Inc. (B)	8,156	313,109
Koninklijke Vopak NV (B)	738	37,242
Lundin Petroleum AB (A) (B)	1,096	18,774
Marathon Oil Corp.	1,600	42,464
Marathon Petroleum Corp.	2,000	104,620
MEG Energy Corp. (A)	1,600	26,133
Murphy Oil Corp.	700	29,099
Neste OYJ (B)	697	17,763
Noble Energy, Inc.	2,600	110,968
Occidental Petroleum Corp.	2,900	225,533
OMV AG	597	16,426
ONEOK, Inc.	2,500	98,700
Origin Energy, Ltd.	5,154	47,599
Pembina Pipeline Corp. (B)	1,000	32,322
Phillips 66	2,500	201,400

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	1,200	$ 166,428
Range Resources Corp. (B)	600	29,628
Repsol SA, Class A	5,028	88,286
Royal Dutch Shell PLC, Class A	17,281	485,084
Royal Dutch Shell PLC, Class B	11,229	318,819
Santos, Ltd.	6,203	37,474
Showa Shell Sekiyu KK	200	1,749
Southwestern Energy Co. (A) (B)	1,200	27,276
Spectra Energy Corp. (B)	4,600	149,960
Statoil ASA	4,735	84,609
TonenGeneral Sekiyu KK (B)	3,000	27,920
Total SA	9,376	455,430
Tourmaline Oil Corp. (A)	1,724	51,789
TransCanada Corp. (B)	2,600	105,665
Tullow Oil PLC	5,814	31,032
Valero Energy Corp.	1,600	100,160
Vermilion Energy, Inc. (B)	500	21,597
Williams Cos., Inc.	3,000	172,170
Woodside Petroleum, Ltd.	3,250	85,833

		9,162,871

Paper & Forest Products - 0.1%
International Paper Co.	3,700	176,083
OJI Holdings Corp.	3,000	13,041
Stora Enso OYJ, Class R	2,963	30,539
UPM-Kymmene OYJ	1,888	33,404

		253,067

Personal Products - 0.2%
Beiersdorf AG	486	40,712
Estee Lauder Cos., Inc., Class A	1,900	164,654
Kao Corp.	1,900	88,382
L’Oreal SA	986	175,879
Shiseido Co., Ltd.	900	20,429
Unilever NV, CVA	6,902	287,435
Unilever PLC	4,638	198,948

		976,439

Pharmaceuticals - 2.6%
AbbVie, Inc., Class G	6,700	450,173
Allergan PLC (A)	2,068	627,555
Astellas Pharma, Inc.	9,500	135,493
AstraZeneca PLC	5,530	349,211
Bayer AG	3,529	493,952
Bristol-Myers Squibb Co.	7,300	485,742
Chugai Pharmaceutical Co., Ltd. (B)	700	24,166
Daiichi Sankyo Co., Ltd. (B)	2,400	44,398
Eisai Co., Ltd.	900	60,419
Eli Lilly & Co.	3,800	317,262
GlaxoSmithKline PLC	21,269	441,965
Hisamitsu Pharmaceutical Co., Inc.	300	11,656
Hospira, Inc. (A)	200	17,742
Johnson & Johnson	12,294	1,198,173
Kyowa Hakko Kirin Co., Ltd. (B)	3,300	43,170
Merck & Co., Inc.	12,900	734,397
Merck KGaA	642	63,972
Mitsubishi Tanabe Pharma Corp.	2,000	29,987
Mylan NV (A)	1,800	122,148

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Novartis AG	9,728	$ 958,805
Novo Nordisk A/S, Class B	8,630	470,195
Ono Pharmaceutical Co., Ltd.	400	43,698
Orion OYJ, Class B	552	19,311
Otsuka Holdings Co., Ltd. (B)	1,300	41,464
Perrigo Co. PLC (B)	588	108,680
Pfizer, Inc.	27,000	905,310
Roche Holding AG	2,925	819,669
Sanofi	5,364	527,680
Santen Pharmaceutical Co., Ltd.	2,500	35,401
Shionogi & Co., Ltd.	1,000	38,771
Shire PLC	2,902	232,320
Sumitomo Dainippon Pharma Co., Ltd. (B)	2,000	22,045
Taisho Pharmaceutical Holdings Co., Ltd. (B)	201	13,582
Takeda Pharmaceutical Co., Ltd.	3,300	159,385
Teva Pharmaceutical Industries, Ltd.	3,798	224,622
UCB SA	705	50,609
Valeant Pharmaceuticals International, Inc. (A)	1,400	310,567
Zoetis, Inc., Class A	2,080	100,298

		10,733,993

Professional Services - 0.2%
Adecco SA (A)	1,094	88,812
Bureau Veritas SA	784	18,058
Capita PLC	4,652	90,491
Experian PLC	3,140	57,182
Intertek Group PLC	1,100	42,345
Nielsen NV	2,790	124,908
Randstad Holding NV	1,500	97,678
Recruit Holdings Co., Ltd.	900	27,467
SGS SA	28	51,091
Verisk Analytics, Inc., Class A (A)	800	58,208

		656,240

Real Estate Investment Trusts - 0.8%
American Capital Agency Corp.	1,500	27,555
American Realty Capital Properties, Inc.	3,301	26,837
American Tower Corp., Class A	1,400	130,606
Annaly Capital Management, Inc. (B)	7,800	71,682
Ascendas Real Estate Investment Trust	8,000	14,612
AvalonBay Communities, Inc. (B)	300	47,961
Boston Properties, Inc.	1,200	145,248
British Land Co. PLC	8,400	104,730
CapitaLand Commercial Trust	11,000	12,741
CapitaLand Mall Trust	7,000	11,174
Communications Sales & Leasing, Inc. (B)	1,600	39,552
Crown Castle International Corp.	1,500	120,450
Dexus Property Group	9,833	55,383
Digital Realty Trust, Inc. (B)	500	33,340
Equity Residential	2,300	161,391
Essex Property Trust, Inc.	269	57,162
Federal Realty Investment Trust	500	64,045
Federation Centres	12,502	28,166
Fonciere Des Regions	400	33,990
Gecina SA	205	25,266
General Growth Properties, Inc.	6,114	156,885
Goodman Group (B)	14,735	71,282
GPT Group (B)	7,080	23,380

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
HCP, Inc.	3,100	$ 113,057
Health Care REIT, Inc.	700	45,941
Host Hotels & Resorts, Inc.	7,000	138,810
ICADE	493	35,209
Japan Real Estate Investment Corp.	6	27,258
Japan Retail Fund Investment Corp., Class A	8	16,008
Kimco Realty Corp.	1,900	42,826
Klepierre	2,069	91,008
Land Securities Group PLC	4,245	80,306
Link REIT	8,000	46,907
Macerich Co., Class A	600	44,760
Mirvac Group	20,200	28,833
Nippon Building Fund, Inc. (B)	4	17,518
Prologis, Inc., Class A	3,000	111,300
Public Storage	1,000	184,370
RioCan Real Estate Investment Trust	800	17,147
Scentre Group	31,774	91,932
Simon Property Group, Inc.	1,100	190,322
SL Green Realty Corp.	700	76,923
Stockland (B)	15,671	49,573
Unibail-Rodamco SE	369	93,260
Ventas, Inc.	2,200	136,598
Vornado Realty Trust, Class A	1,300	123,409
Westfield Corp.	7,948	55,926
Weyerhaeuser Co.	1,800	56,700

		3,379,339

Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd., Class A (B)	600	11,246
Azrieli Group	400	15,973
Brookfield Asset Management, Inc., Class A	3,800	132,772
CapitaLand, Ltd.	11,000	28,585
Cheung Kong Infrastructure Holdings, Ltd. (A)	12,156	100,522
City Developments, Ltd.	2,362	17,151
Daito Trust Construction Co., Ltd.	200	20,722
Daiwa House Industry Co., Ltd.	2,000	46,623
Deutsche Annington Immobilien SE	2,080	58,668
Global Logistic Properties, Ltd., Class L	13,000	24,420
Hang Lung Properties, Ltd.	13,000	38,741
Henderson Land Development Co., Ltd.	5,324	36,574
Hulic Co., Ltd. (B)	1,700	15,085
Hysan Development Co., Ltd.	4,389	18,996
Kerry Properties, Ltd.	6,000	23,531
Lend Lease Group	4,700	54,503
Mitsubishi Estate Co., Ltd.	5,200	112,022
Mitsui Fudosan Co., Ltd.	4,200	117,608
New World Development Co., Ltd.	24,000	31,519
Nomura Real Estate Holdings, Inc.	700	14,700
Sino Land Co., Ltd.	15,200	25,452
Sumitomo Realty & Development Co., Ltd.	1,900	66,656
Sun Hung Kai Properties, Ltd.	7,000	113,693
Swire Pacific, Ltd., Series A	2,500	31,461
Swire Properties, Ltd.	8,000	25,492
Tokyu Fudosan Holdings Corp.	4,000	30,853
UOL Group, Ltd.	4,000	20,552
Wharf Holdings, Ltd.	6,000	39,940
Wheelock & Co., Ltd.	4,000	20,512

		1,294,572

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 0.4%
Aurizon Holdings, Ltd.	13,914	$ 55,072
Canadian National Railway Co.	3,600	207,699
Canadian Pacific Railway, Ltd. (B)	700	112,101
Central Japan Railway Co.	618	111,622
ComfortDelGro Corp., Ltd.	7,000	16,267
CSX Corp.	4,400	143,660
DSV A/S	915	29,644
East Japan Railway Co.	1,400	125,947
Hankyu Hanshin Holdings, Inc.	2,900	17,132
Kansas City Southern	500	45,600
Keikyu Corp. (B)	3,000	22,650
Keio Corp.	2,000	14,315
Keisei Electric Railway Co., Ltd.	1,600	19,035
Kintetsu Group Holdings Co., Ltd. (B)	7,000	23,851
MTR Corp., Ltd.	4,000	18,603
Nippon Express Co., Ltd.	3,000	14,757
Norfolk Southern Corp.	800	69,888
Odakyu Electric Railway Co., Ltd. (B)	2,000	18,679
Tobu Railway Co., Ltd.	4,000	17,192
Tokyu Corp.	3,000	20,100
Union Pacific Corp.	3,400	324,258
West Japan Railway Co.	720	46,094

		1,474,166

Semiconductors & Semiconductor Equipment - 0.6%
Advantest Corp. (B)	1,200	12,492
Altera Corp.	1,100	56,320
Analog Devices, Inc., Class A	3,100	198,973
Applied Materials, Inc., Class A	9,700	186,434
ARM Holdings PLC	6,042	98,448
ASM Pacific Technology, Ltd. (B)	1,178	11,641
ASML Holding NV	1,528	157,914
Avago Technologies, Ltd., Class A (B)	1,100	146,223
Broadcom Corp., Class A	3,300	169,917
Infineon Technologies AG	7,649	94,911
Intel Corp.	21,300	647,839
KLA-Tencor Corp.	700	39,347
Marvell Technology Group, Ltd.	2,500	32,962
Maxim Integrated Products, Inc., Class A	1,300	44,947
Micron Technology, Inc. (A)	4,600	86,664
NVIDIA Corp. (B)	4,100	82,451
ROHM Co., Ltd.	900	60,375
Skyworks Solutions, Inc.	1,300	135,330
STMicroelectronics NV, Class B	4,800	39,359
Texas Instruments, Inc.	4,200	216,342
Tokyo Electron, Ltd.	600	37,980
Xilinx, Inc.	1,100	48,576

		2,605,445

Software - 1.1%
Activision Blizzard, Inc.	9,100	220,311
Adobe Systems, Inc. (A)	2,100	170,121
Autodesk, Inc. (A)	900	45,067
CA, Inc.	1,500	43,935
Citrix Systems, Inc. (A)	1,300	91,208
Constellation Software, Inc.	100	39,701
Dassault Systemes	484	35,192
Electronic Arts, Inc. (A)	1,100	73,150

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Gemalto NV (B)	600	$ 53,433
GungHo Online Entertainment, Inc. (B)	10,000	38,894
Intuit, Inc.	2,300	231,771
Konami Corp. (B)	1,200	22,316
Microsoft Corp.	33,800	1,492,270
Nexon Co., Ltd.	2,400	33,024
NICE-Systems, Ltd.	371	23,593
Nintendo Co., Ltd.	400	66,904
Open Text Corp.	600	24,370
Oracle Corp. (B)	700	29,285
Oracle Corp.	16,800	677,040
Red Hat, Inc. (A)	600	45,558
Sage Group PLC	7,890	63,535
salesforce.com, Inc. (A)	3,600	250,668
SAP SE	3,935	274,622
Symantec Corp.	6,900	160,425
Trend Micro, Inc. (B)	400	13,694
VMware, Inc., Class A (A) (B)	1,100	94,314

		4,314,401

Specialty Retail - 0.7%
ABC-Mart, Inc.	400	24,480
AutoZone, Inc. (A) (B)	300	200,070
Bed Bath & Beyond, Inc. (A)	1,800	124,164
Fast Retailing Co., Ltd.	200	90,795
Gap, Inc., Class A	4,000	152,680
Hennes & Mauritz AB, Class B	3,974	153,019
Home Depot, Inc.	6,500	722,345
Inditex SA	4,660	151,466
Kingfisher PLC	10,833	59,115
L Brands, Inc.	2,400	205,752
Lowe’s Cos., Inc.	4,500	301,365
Nitori Holdings Co., Ltd.	450	36,696
O’Reilly Automotive, Inc. (A) (B)	400	90,392
Ross Stores, Inc.	4,200	204,162
Sanrio Co., Ltd. (B)	300	8,151
Shimamura Co., Ltd.	300	31,523
Staples, Inc. (B)	2,500	38,275
Tiffany & Co.	500	45,900
TJX Cos., Inc.	2,700	178,659
USS Co., Ltd.	2,700	48,756
Yamada Denki Co., Ltd. (B)	7,200	28,827

		2,896,592

Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	25,865	3,244,118
Blackberry, Ltd. (A) (B)	1,700	13,897
Brother Industries, Ltd. (B)	2,200	31,170
Canon, Inc. (B)	4,800	156,196
EMC Corp.	7,400	195,286
FUJIFILM Holdings Corp.	1,700	60,750
Hewlett-Packard Co.	7,200	216,072
Konica Minolta, Inc.	1,500	17,514
NEC Corp.	7,000	21,220
NetApp, Inc.	3,400	107,304
Ricoh Co., Ltd. (B)	2,000	20,754
SanDisk Corp.	1,000	58,220
Seagate Technology PLC (B)	2,800	133,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
Seiko Epson Corp.	1,600	$ 28,383
Western Digital Corp.	900	70,578

		4,374,462

Textiles, Apparel & Luxury Goods - 0.4%
adidas AG	924	70,718
Burberry Group PLC	5,118	126,334
Christian Dior SE	182	35,528
CIE Financiere Richemont SA	1,908	155,199
Coach, Inc., Class A (B)	2,400	83,064
Gildan Activewear, Inc., Class A (B)	1,200	39,862
Hermes International	67	24,993
HUGO BOSS AG, Class A	400	44,706
Kering	240	42,850
Li & Fung, Ltd.	20,000	15,868
lululemon athletica, Inc. (A)	234	15,280
Luxottica Group SpA	871	57,922
LVMH Moet Hennessy Louis Vuitton SE	1,261	220,926
Michael Kors Holdings, Ltd. (A)	830	34,935
NIKE, Inc., Class B	2,600	280,852
Pandora A/S	300	32,233
Ralph Lauren Corp., Class A	700	92,652
Swatch Group AG	346	78,790
VF Corp.	2,800	195,272

		1,647,984

Tobacco - 0.5%
Altria Group, Inc.	7,400	361,934
British American Tobacco PLC	8,243	442,304
Imperial Tobacco Group PLC	3,581	172,569
Japan Tobacco, Inc. (B)	4,678	166,674
Philip Morris International, Inc.	7,200	577,224
Reynolds American, Inc., Class A	3,610	269,523
Swedish Match AB	871	24,775

		2,015,003

Trading Companies & Distributors - 0.2%
Brenntag AG	900	51,603
Bunzl PLC	2,400	65,540
Fastenal Co. (B)	2,700	113,886
Finning International, Inc.	1,900	35,733
ITOCHU Corp.	6,000	79,275
Marubeni Corp.	6,400	36,726
Mitsubishi Corp.	5,900	129,777
Mitsui & Co., Ltd.	7,400	100,523
Noble Group, Ltd. (B)	31,000	17,493
Rexel SA	1,700	27,405
Sumitomo Corp. (B)	4,100	47,705
Toyota Tsusho Corp.	1,900	50,999
Wolseley PLC	1,230	78,523
WW Grainger, Inc. (B)	600	141,990

		977,178

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	2,417	39,637
Aeroports de Paris, Class A	224	25,310
Atlantia SpA	2,254	55,685
Auckland International Airport, Ltd.	4,656	15,571
Hutchison Port Holdings Trust (B)	36,000	22,680
Kamigumi Co., Ltd.	2,000	18,793

	Shares	Value
COMMON STOCKS (continued)
Transportation Infrastructure (continued)
Sydney Airport	2,536	$ 9,744
Transurban Group	10,934	78,456

		265,876

Water Utilities - 0.1%
American Water Works Co., Inc.	1,100	53,493
Severn Trent PLC	1,500	49,047
United Utilities Group PLC	8,508	119,244

		221,784

Wireless Telecommunication Services - 0.3%
KDDI Corp.	7,600	183,441
Millicom International Cellular SA, Class B, SDR	429	31,645
NTT DOCOMO, Inc.	6,500	124,492
Rogers Communications, Inc., Class B (B)	1,700	60,296
SBA Communications Corp., Class A (A)	700	80,479
Softbank Corp.	4,100	241,507
Sprint Corp. (A) (B)	4,100	18,696
StarHub, Ltd. (B)	5,000	14,664
T-Mobile US, Inc. (A)	1,900	73,663
Tele2 AB, Class B	1,910	22,211
Vodafone Group PLC	113,942	411,504

		1,262,598

Total Common Stocks (Cost $109,318,504)		147,715,343

CONVERTIBLE PREFERRED STOCKS - 0.1%
Automobiles - 0.0% (F)
Volkswagen AG 2.44% (H)	699	162,090

Oil, Gas & Consumable Fuels - 0.1%
Suncor Energy, Inc. 3.25% (H)	6,600	181,778

Total Convertible Preferred Stocks (Cost $332,611)		343,868

PREFERRED STOCKS - 0.0% (F)
Automobiles - 0.0% (F)
Porsche Automobil Holding SE 2.79% (H)	698	58,806

Household Products - 0.0% (F)
Henkel AG & Co. KGaA 1.29% (H)	744	83,442

Total Preferred Stocks (Cost $101,502)		142,248

EXCHANGE-TRADED FUND - 0.0% (F)
Capital Markets - 0.0% (F)
iShares MSCI EAFE ETF	1,522	96,632

Total Exchange-Traded Fund (Cost $102,750)		96,632

RIGHT - 0.0% (F)
Distributors - 0.0% (F)
Jardine Cycle & Carriage, Ltd. (A) (D)	20	105

Total Right (Cost $0)		105

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CONVERTIBLE BONDS - 0.0% (F)
Electric Utilities - 0.0% (F)
TECO Finance, Inc. 5.15%, 03/15/2020	$ 75,000	$ 83,598

Oil, Gas & Consumable Fuels - 0.0% (F)
Kinder Morgan Energy Partners, LP 5.95%, 02/15/2018	50,000	54,638

Real Estate Investment Trusts - 0.0% (F)
HCP, Inc. Series MTN 6.70%, 01/30/2018	25,000	27,881

Total Convertible Bonds (Cost $158,194)		166,117

CORPORATE DEBT SECURITIES - 10.4%
Aerospace & Defense - 0.3%
Boeing Co. 6.00%, 03/15/2019	577,000	659,238
Lockheed Martin Corp. 4.07%, 12/15/2042	185,000	174,805
Raytheon Co. 2.50%, 12/15/2022	170,000	166,017
United Technologies Corp. 4.50%, 06/01/2042	220,000	223,497

		1,223,557

Air Freight & Logistics - 0.0% (F)
United Parcel Service, Inc. 2.45%, 10/01/2022	170,000	164,047

Automobiles - 0.5%
Ford Motor Co. 4.75%, 01/15/2043	1,960,000	1,900,420
Toyota Motor Credit Corp. 0.88%, 07/17/2015	250,000	250,048

		2,150,468

Banks - 0.9%
Barclays Bank PLC 5.14%, 10/14/2020	110,000	119,567
BB&T Corp. Series MTN 1.45%, 01/12/2018	160,000	159,328
BNP Paribas SA 5.00%, 01/15/2021	85,000	93,907
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.38%, 01/19/2017	590,000	609,429
Deutsche Bank AG 6.00%, 09/01/2017	90,000	97,925
HSBC Bank USA NA 4.88%, 08/24/2020	250,000	276,695
KFW 4.50%, 07/16/2018	310,000	340,389
Mellon Capital IV 4.00%, 07/31/2015 (I) (J)	115,000	93,725
Oesterreichische Kontrollbank AG 5.00%, 04/25/2017	300,000	322,302
PNC Funding Corp.
5.13%, 02/08/2020	517,000	579,613
5.63%, 02/01/2017	95,000	100,958

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Canada Series MTN 1.50%, 01/16/2018	$ 155,000	$ 155,054
Wells Fargo & Co.
1.50%, 01/16/2018	255,000	254,522
3.45%, 02/13/2023	175,000	174,052
3.68%, 06/15/2016 (K)	99,000	101,696
5.63%, 12/11/2017	85,000	93,391
Westpac Banking Corp. 4.88%, 11/19/2019	50,000	55,431

		3,627,984

Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 02/15/2021	110,000	119,876
5.38%, 01/15/2020	50,000	56,395
Coca-Cola Co. 3.30%, 09/01/2021	140,000	146,744
PepsiCo, Inc. 3.00%, 08/25/2021	180,000	184,401

		507,416

Biotechnology - 0.1%
Amgen, Inc.
5.70%, 02/01/2019	85,000	94,951
5.75%, 03/15/2040	140,000	154,290

		249,241

Capital Markets - 0.9%
BlackRock, Inc. 5.00%, 12/10/2019	140,000	156,324
Goldman Sachs Group, Inc.
3.63%, 01/22/2023	370,000	367,666
4.00%, 03/03/2024	842,000	856,691
5.35%, 01/15/2016	95,000	97,266
6.13%, 02/15/2033	95,000	113,329
Series MTN
6.00%, 06/15/2020	50,000	57,136
7.50%, 02/15/2019	435,000	510,955
Morgan Stanley
2.13%, 04/25/2018	370,000	372,500
4.88%, 11/01/2022	345,000	366,979
Series MTN
5.50%, 07/24/2020	200,000	224,295
6.63%, 04/01/2018	420,000	471,264
UBS AG Series MTN 5.88%, 07/15/2016	100,000	104,406

		3,698,811

Chemicals - 0.3%
Dow Chemical Co.
4.25%, 11/15/2020	80,000	85,335
8.55%, 05/15/2019	80,000	97,539
E.I. du Pont de Nemours & Co.
2.80%, 02/15/2023	375,000	365,394
4.25%, 04/01/2021	200,000	217,184
Ecolab, Inc. 5.50%, 12/08/2041	130,000	142,025
Lubrizol Corp. 8.88%, 02/01/2019	15,000	18,432

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Praxair, Inc. 3.55%, 11/07/2042	$ 160,000	$ 139,912

		1,065,821

Commercial Services & Supplies - 0.1%
Cintas Corp. No. 2 4.30%, 06/01/2021	145,000	156,418
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 08/15/2018	50,000	56,846
Republic Services, Inc. 3.80%, 05/15/2018	115,000	120,980

		334,244

Communications Equipment - 0.1%
Cisco Systems, Inc. 5.90%, 02/15/2039	160,000	191,093
Motorola Solutions, Inc. 7.50%, 05/15/2025	15,000	18,109

		209,202

Construction Materials - 0.0% (F)
CRH America, Inc. 8.13%, 07/15/2018	165,000	193,516

Consumer Finance - 0.1%
American Express Co.
5.50%, 09/12/2016	90,000	94,685
8.13%, 05/20/2019	75,000	90,975
Capital One Financial Corp.
3.50%, 06/15/2023	93,000	91,531
4.75%, 07/15/2021	80,000	87,382
HSBC Finance Corp. 6.68%, 01/15/2021	155,000	179,320

		543,893

Diversified Financial Services - 1.6%
Bank of America Corp.
4.10%, 07/24/2023	355,000	365,264
Series MTN
4.13%, 01/22/2024	825,000	845,517
5.63%, 07/01/2020	205,000	231,047
5.65%, 05/01/2018	90,000	98,866
7.63%, 06/01/2019	445,000	528,071
Bear Stearns Cos. LLC 5.55%, 01/22/2017	90,000	95,468
Berkshire Hathaway, Inc. 3.75%, 08/15/2021 (B)	200,000	214,899
Citigroup, Inc.
3.50%, 05/15/2023	385,000	375,887
3.88%, 10/25/2023	848,000	865,401
5.85%, 08/02/2016	100,000	104,929
8.50%, 05/22/2019	405,000	493,977
ConocoPhillips Canada Funding Co. I 5.63%, 10/15/2016	58,000	61,317
Credit Suisse USA, Inc. 5.85%, 08/16/2016	95,000	100,232
Ford Motor Credit Co. LLC 3.00%, 06/12/2017	460,000	470,529
General Electric Capital Corp.
2.95%, 05/09/2016	120,000	122,341

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
General Electric Capital Corp. (continued)
Series MTN
5.63%, 09/15/2017 - 05/01/2018	$ 345,000	$ 378,186
Jefferies Group LLC
6.88%, 04/15/2021	90,000	103,015
8.50%, 07/15/2019	20,000	23,743
JPMorgan Chase & Co.
3.38%, 05/01/2023	390,000	378,697
4.40%, 07/22/2020	540,000	581,784
4.63%, 05/10/2021	53,000	57,328
National Rural Utilities Cooperative Finance Corp. 3.05%, 02/15/2022	155,000	156,809

		6,653,307

Diversified Telecommunication Services - 0.5%
AT&T, Inc.
4.45%, 05/15/2021	361,000	385,294
5.35%, 09/01/2040	95,000	93,529
5.80%, 02/15/2019	135,000	150,936
Deutsche Telekom International Finance BV 6.00%, 07/08/2019	75,000	85,841
Telefonica Emisiones SAU
5.13%, 04/27/2020	75,000	82,041
6.42%, 06/20/2016	75,000	78,420
Verizon Communications, Inc.
3.50%, 11/01/2024	665,000	646,818
4.60%, 04/01/2021	220,000	236,412
5.15%, 09/15/2023	260,000	284,659

		2,043,950

Electric Utilities - 0.3%
AEP Texas Central Co. 6.65%, 02/15/2033	85,000	106,450
Commonwealth Edison Co. 5.80%, 03/15/2018	50,000	55,628
Duke Energy Carolinas LLC 4.25%, 12/15/2041	145,000	142,655
Entergy Texas, Inc. 7.13%, 02/01/2019	100,000	116,286
Florida Power & Light Co. 4.13%, 02/01/2042	115,000	113,558
Georgia Power Co. 5.40%, 06/01/2018	50,000	55,276
NiSource Finance Corp. 6.80%, 01/15/2019	170,000	195,967
Oncor Electric Delivery Co. LLC 6.80%, 09/01/2018	100,000	115,722
Progress Energy, Inc. 4.40%, 01/15/2021	165,000	176,605
Wisconsin Electric Power Co.
2.95%, 09/15/2021	95,000	97,083
6.25%, 12/01/2015	205,000	209,736

		1,384,966

Electronic Equipment, Instruments & Components - 0.0% (F)
Corning, Inc. 4.75%, 03/15/2042 (B)	155,000	158,702

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.1%
Enterprise Products Operating LLC
3.20%, 02/01/2016	$ 60,000	$ 60,731
5.20%, 09/01/2020	50,000	55,651
Noble Holding International, Ltd. 4.90%, 08/01/2020	55,000	56,546
Plains All American Pipeline, LP / PAA Finance Corp. 8.75%, 05/01/2019	70,000	85,472
TransCanada PipeLines, Ltd.
3.80%, 10/01/2020	130,000	137,710
6.50%, 08/15/2018	50,000	56,770
Weatherford International, Ltd. 9.63%, 03/01/2019	125,000	145,947

		598,827

Food & Staples Retailing - 0.4%
Ahold Finance USA LLC 6.88%, 05/01/2029	55,000	66,793
Costco Wholesale Corp. 1.70%, 12/15/2019	165,000	163,239
CVS Health Corp. 4.75%, 05/18/2020	480,000	531,612
Wal-Mart Stores, Inc.
1.50%, 10/25/2015	105,000	105,333
4.25%, 04/15/2021	538,000	590,417

		1,457,394

Food Products - 0.1%
Bunge, Ltd. Finance Corp.
4.10%, 03/15/2016	55,000	56,075
5.10%, 07/15/2015	35,000	35,031
Kraft Foods Group, Inc. 5.38%, 02/10/2020	78,000	87,063
Mondelez International, Inc. 4.13%, 02/09/2016	95,000	96,805

		274,974

Health Care Equipment & Supplies - 0.1%
Medtronic, Inc. 4.50%, 03/15/2042	135,000	133,885
Zimmer Biomet Holdings, Inc. 3.55%, 04/01/2025	490,000	473,431

		607,316

Health Care Providers & Services - 0.1%
Anthem, Inc. 7.00%, 02/15/2019	80,000	91,367
Cigna Corp. 4.50%, 03/15/2021	75,000	81,543
Express Scripts Holding Co. 3.90%, 02/15/2022	175,000	179,702
UnitedHealth Group, Inc. 6.00%, 02/15/2018	30,000	33,354

		385,966

Hotels, Restaurants & Leisure - 0.0% (F)
McDonald’s Corp. Series MTN 5.00%, 02/01/2019	85,000	93,465

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc. 3.88%, 11/01/2020	$ 60,000	$ 62,332

		155,797

Household Products - 0.1%
Kimberly-Clark Corp. 3.88%, 03/01/2021	115,000	124,872
Procter & Gamble Co. 4.70%, 02/15/2019	85,000	93,693

		218,565

Independent Power and Renewable Electricity Producers - 0.1%
Constellation Energy Group, Inc. 5.15%, 12/01/2020	90,000	99,591
Exelon Generation Co. LLC 4.00%, 10/01/2020	145,000	151,281

		250,872

Industrial Conglomerates - 0.1%
General Electric Co. 5.25%, 12/06/2017	365,000	397,592

Insurance - 0.3%
American International Group, Inc.
5.05%, 10/01/2015	100,000	101,010
6.40%, 12/15/2020	70,000	83,219
Series MTN
5.60%, 10/18/2016	75,000	79,133
Aon Corp. 5.00%, 09/30/2020	75,000	82,744
Berkshire Hathaway Finance Corp. 5.40%, 05/15/2018 (B)	205,000	227,369
Hartford Financial Services Group, Inc.
5.50%, 03/30/2020	15,000	16,821
6.30%, 03/15/2018	49,000	54,499
Lincoln National Corp. 8.75%, 07/01/2019	135,000	165,516
Marsh & McLennan Cos., Inc. 4.80%, 07/15/2021	55,000	60,796
MetLife, Inc. 7.72%, 02/15/2019	145,000	172,951
Prudential Financial, Inc.
Series MTN
3.00%, 05/12/2016	60,000	61,013
5.38%, 06/21/2020	90,000	101,540
XLIT, Ltd. 5.75%, 10/01/2021	80,000	91,637

		1,298,248

Internet & Catalog Retail - 0.1%
Amazon.com, Inc. 3.80%, 12/05/2024	558,000	560,088

IT Services - 0.2%
Computer Sciences Corp. 6.50%, 03/15/2018	75,000	82,850
HP Enterprise Services LLC 7.45%, 10/15/2029	75,000	91,579
International Business Machines Corp.
4.00%, 06/20/2042	92,000	82,949
5.60%, 11/30/2039	5,000	5,694
5.70%, 09/14/2017	100,000	109,635

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Xerox Corp.
2.80%, 05/15/2020	$ 359,000	$ 357,832
4.50%, 05/15/2021	80,000	84,980

		815,519

Machinery - 0.1%
Caterpillar, Inc.
3.90%, 05/27/2021	488,000	520,331
7.38%, 03/01/2097	55,000	73,190

		593,521

Media - 0.6%
21st Century Fox America, Inc.
5.65%, 08/15/2020	85,000	97,077
6.55%, 03/15/2033	75,000	91,631
8.00%, 10/17/2016	100,000	108,537
CBS Corp. 5.75%, 04/15/2020	55,000	61,949
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	225,000	309,189
Comcast Corp. 6.50%, 01/15/2017	85,000	91,943
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	380,000	382,186
4.60%, 02/15/2021	90,000	95,881
NBCUniversal Media LLC 5.15%, 04/30/2020	50,000	56,153
RELX Capital, Inc. 8.63%, 01/15/2019	39,000	46,899
Time Warner Cable, Inc.
4.13%, 02/15/2021	455,000	469,762
5.00%, 02/01/2020	145,000	156,544
5.85%, 05/01/2017	100,000	106,787
Time Warner, Inc. 4.70%, 01/15/2021	115,000	124,270
Viacom, Inc.
3.50%, 04/01/2017	60,000	61,967
6.25%, 04/30/2016	60,000	62,635
Walt Disney Co. Series MTN 5.50%, 03/15/2019	85,000	96,087
WPP Finance 4.75%, 11/21/2021	16,000	17,447

		2,436,944

Metals & Mining - 0.2%
Barrick North America Finance LLC 5.70%, 05/30/2041	150,000	137,085
BHP Billiton Finance USA, Ltd. 7.25%, 03/01/2016	90,000	93,826
Newmont Mining Corp. 4.88%, 03/15/2042	150,000	125,864
Rio Tinto Finance USA PLC 4.13%, 08/21/2042 (B)	155,000	139,359
Rio Tinto Finance USA, Ltd.
4.13%, 05/20/2021	80,000	84,692
6.50%, 07/15/2018	45,000	51,020

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Teck Resources, Ltd. 6.00%, 08/15/2040	$ 115,000	$ 91,040

		722,886

Multi-Utilities - 0.1%
Ameren Illinois Co. 9.75%, 11/15/2018	103,000	129,033
Berkshire Hathaway Energy Co. 6.13%, 04/01/2036	120,000	141,367
Consolidated Edison Co. of New York, Inc. 5.30%, 03/01/2035	90,000	101,170
Dominion Resources, Inc. 7.50%, 06/30/2066 (J)	95,000	89,775

		461,345

Multiline Retail - 0.1%
Kohl’s Corp. 6.25%, 12/15/2017	50,000	55,488
Macy’s Retail Holdings, Inc. 3.88%, 01/15/2022	150,000	155,533
Nordstrom, Inc. 6.25%, 01/15/2018	30,000	33,324

		244,345

Oil, Gas & Consumable Fuels - 0.6%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	120,000	126,590
6.38%, 09/15/2017	59,000	64,747
BP Capital Markets PLC 4.50%, 10/01/2020	195,000	213,305
Canadian Natural Resources, Ltd. 5.90%, 02/01/2018	120,000	130,949
ConocoPhillips Holding Co. 6.95%, 04/15/2029	75,000	95,931
Devon Energy Corp. 4.75%, 05/15/2042	140,000	133,588
Encana Corp. 3.90%, 11/15/2021	180,000	183,664
Energy Transfer Partners, LP
6.13%, 02/15/2017	100,000	106,968
6.70%, 07/01/2018	90,000	100,464
Hess Corp.
6.00%, 01/15/2040	50,000	53,389
8.13%, 02/15/2019	295,000	349,250
Husky Energy, Inc. 7.25%, 12/15/2019	50,000	58,396
Kinder Morgan Energy Partners, LP 5.30%, 09/15/2020	125,000	135,890
Marathon Petroleum Corp.
3.50%, 03/01/2016	19,000	19,321
5.13%, 03/01/2021	33,000	36,240
Noble Energy, Inc. 8.25%, 03/01/2019	75,000	89,359
Occidental Petroleum Corp. 2.70%, 02/15/2023	150,000	145,052
ONEOK Partners, LP 3.25%, 02/01/2016	60,000	60,566
Petro-Canada 6.05%, 05/15/2018	90,000	99,953

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV 4.38%, 03/25/2020	$ 55,000	$ 60,213
Total Capital International SA 2.70%, 01/25/2023	165,000	160,243
Valero Energy Corp. 6.13%, 02/01/2020	90,000	102,791
Williams Partners, LP 5.25%, 03/15/2020	90,000	97,824

		2,624,693

Pharmaceuticals - 0.4%
AbbVie, Inc. 4.40%, 11/06/2042	220,000	208,160
Actavis Funding SCS 3.80%, 03/15/2025	575,000	564,835
AstraZeneca PLC 6.45%, 09/15/2037	100,000	127,293
GlaxoSmithKline Capital PLC 2.85%, 05/08/2022	220,000	218,073
GlaxoSmithKline Capital, Inc. 5.65%, 05/15/2018	50,000	55,804
Johnson & Johnson 3.55%, 05/15/2021	200,000	215,320
Merck & Co., Inc. 3.60%, 09/15/2042	80,000	70,911
Pfizer, Inc. 6.20%, 03/15/2019	100,000	114,385
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/2036	6,000	7,101
Wyeth LLC 5.50%, 02/15/2016	90,000	92,749

		1,674,631

Real Estate Investment Trusts - 0.1%
American Tower Corp. 5.05%, 09/01/2020	90,000	97,799
HCP, Inc. 6.00%, 01/30/2017	90,000	96,008
Health Care REIT, Inc. 4.95%, 01/15/2021	175,000	191,035

		384,842

Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 4.40%, 03/15/2042	175,000	168,122
Ryder System, Inc. Series MTN 3.50%, 06/01/2017	60,000	62,396
Union Pacific Corp. 4.75%, 09/15/2041	140,000	145,651

		376,169

Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc. 5.85%, 06/15/2041	200,000	227,935

Software - 0.2%
Microsoft Corp. 4.00%, 02/08/2021 (B)	200,000	218,271

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Oracle Corp.
2.38%, 01/15/2019	$ 365,000	$ 370,426
5.25%, 01/15/2016	85,000	87,206

		675,903

Specialty Retail - 0.1%
AutoZone, Inc. 5.50%, 11/15/2015	55,000	55,948
Home Depot, Inc. 5.40%, 03/01/2016	85,000	87,684
Lowe’s Cos., Inc. 3.80%, 11/15/2021	140,000	148,160

		291,792

Technology Hardware, Storage & Peripherals - 0.0% (F)
Hewlett-Packard Co. 4.30%, 06/01/2021	80,000	83,096

Tobacco - 0.1%
Altria Group, Inc. 9.25%, 08/06/2019	118,000	148,122
Philip Morris International, Inc.
5.65%, 05/16/2018	50,000	55,527
6.38%, 05/16/2038	105,000	128,827
Reynolds American, Inc. 6.75%, 06/15/2017	100,000	109,275

		441,751

Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 4.38%, 03/16/2021	230,000	244,128

Total Corporate Debt Securities (Cost $41,913,532)		42,714,264

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
European Investment Bank
2.88%, 09/15/2020 (B)	220,000	230,776
4.88%, 02/15/2036	285,000	349,077
5.13%, 05/30/2017	85,000	91,924
Inter-American Development Bank Series MTN 3.88%, 02/14/2020	635,000	697,317
International Bank for Reconstruction & Development Series MTN 4.75%, 02/15/2035	245,000	294,043
Israel Government International Bond 5.13%, 03/26/2019	310,000	347,588
Mexico Government International Bond 4.00%, 10/02/2023	850,000	873,375

Total Foreign Government Obligations (Cost $2,798,096)		2,884,100

MORTGAGE-BACKED SECURITIES - 0.5%
GS Mortgage Securities Trust Series 2006-GG6, Class A4 5.55%, 04/10/2038 (J)	780,000	784,425

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (J)	$ 151,879	$ 156,011
Series 2006-CB17, Class A4
5.43%, 12/12/2043	176,286	183,130
Series 2007-C1, Class A4
5.72%, 02/15/2051	128,710	137,337
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
6.03%, 06/15/2038 (J)	475,071	488,245
Series 2006-C6, Class A4
5.37%, 09/15/2039	334,000	346,498

Total Mortgage-Backed Securities (Cost $2,226,630)		2,095,646

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (F)
California - 0.0% (F)
State of California, General Obligation Unlimited 7.60%, 11/01/2040	115,000	170,397

Total Municipal Government Obligation (Cost $118,945)		170,397

U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.7%
Federal Home Loan Mortgage Corp.
2.38%, 01/13/2022	745,000	754,290
3.00%, 07/01/2043	977,372	973,891
4.00%, 11/01/2025 - 04/01/2042	660,662	700,140
4.00%, TBA (L)	2,065,000	2,179,099
4.50%, 05/01/2023	47,782	50,835
4.75%, 11/17/2015	1,000,000	1,017,363
5.00%, 12/01/2038 - 04/01/2040	1,207,246	1,331,895
5.50%, 04/01/2038 - 10/01/2038	510,714	571,611
6.00%, 11/01/2037	45,080	51,067
6.75%, 03/15/2031	245,000	351,202
Federal National Mortgage Association
1.25%, 01/30/2017	740,000	747,672
2.50%, TBA (L)	3,018,000	3,048,194
2.63%, 09/06/2024	1,070,000	1,070,413
3.00%, 05/01/2027 - 09/01/2043	5,353,857	5,378,194
3.00%, TBA (L)	1,863,000	1,926,080
3.50%, 11/01/2025 - 01/01/2026	423,426	447,980
3.50%, TBA (L)	10,488,000	10,801,545
4.00%, 03/01/2024 - 09/01/2025	290,281	309,713
4.00%, TBA (L)	5,829,000	6,162,049
4.50%, TBA (L)	3,135,000	3,384,331
5.00%, 03/01/2023 - 08/01/2040	975,890	1,078,507
5.38%, 06/12/2017	4,680,000	5,097,367
5.50%, 12/01/2023 - 12/01/2039	885,984	986,632
6.00%, 03/01/2038 - 02/01/2040	581,370	660,515
6.63%, 11/15/2030 (B)	414,000	585,071
7.25%, 05/15/2030	445,000	663,605
Government National Mortgage Association
3.00%, TBA (L)	3,075,000	3,103,828
3.50%, 02/15/2042	865,721	899,318
3.50%, TBA (L)	2,020,000	2,095,592

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
4.00%, 12/15/2040 - 11/20/2041	$ 977,068	$ 1,044,506
4.50%, 06/15/2039 - 07/20/2041	1,581,550	1,723,223
5.00%, 08/15/2039 - 09/20/2041	797,827	886,852
5.50%, 12/20/2038 - 04/15/2040	383,155	435,829
6.00%, 06/15/2037	88,877	101,602

Total U.S. Government Agency Obligations (Cost $59,935,414)		60,620,011

U.S. GOVERNMENT OBLIGATIONS - 33.8%
U.S. Treasury Bond
3.13%, 11/15/2041	680,000	684,622
3.63%, 08/15/2043	2,887,000	3,176,150
3.75%, 08/15/2041	945,000	1,061,132
4.38%, 05/15/2040	5,080,400	6,255,639
5.38%, 02/15/2031	1,949,500	2,620,707
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2019 - 01/15/2022	26,441,030	26,604,401
0.63%, 07/15/2021	4,017,164	4,146,468
1.13%, 01/15/2021	3,910,740	4,136,523
1.25%, 07/15/2020	85,701	91,700
1.38%, 07/15/2018 - 01/15/2020	4,804,404	5,128,237
1.88%, 07/15/2019	722,429	787,279
2.13%, 01/15/2019	504,684	549,514
U.S. Treasury Note
0.25%, 07/31/2015	8,417,000	8,417,657
0.88%, 11/30/2016	3,352,000	3,371,639
1.00%, 09/30/2016	4,030,000	4,060,539
1.38%, 07/31/2018	2,530,000	2,555,300
1.50%, 08/31/2018	10,495,000	10,631,928
1.50%, 05/31/2020 (B)	3,230,000	3,212,335
1.63%, 11/15/2022	1,580,000	1,527,293
1.75%, 07/31/2015	5,636,000	5,643,924
2.13%, 12/31/2015	7,229,600	7,300,204
2.13%, 05/15/2025 (B)	1,725,000	1,693,734
2.25%, 11/15/2024	1,295,000	1,287,108
2.38%, 08/15/2024	655,000	658,531
2.63%, 11/15/2020	2,864,000	2,991,314
2.75%, 02/15/2019 - 02/15/2024	21,363,000	22,418,301
3.13%, 10/31/2016	3,775,000	3,909,779
3.50%, 05/15/2020	3,056,500	3,324,182
3.63%, 02/15/2021	1,200,000	1,316,531

Total U.S. Government Obligations (Cost $137,619,807)		139,562,671

	Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED - 0.1%
S&P 500®, Call Strike Price $2,135.00 Expires 09/18/2015, BOA	13,900	269,377
S&P 500®, Call Strike Price $2,190.00 Expires 08/21/2015, DUB	8,270	16,700

Total Over-the-Counter Options Purchased (Cost $563,080)		286,077

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (H)	20,923,128	$ 20,923,128

Total Securities Lending Collateral (Cost $20,923,128)		20,923,128

	Principal	Value
REPURCHASE AGREEMENT - 10.7%

State Street Bank & Trust Co. 0.01% (H), dated 06/30/2015, to be repurchased at $44,090,181 on 07/01/2015. Collateralized by U.S. Government Agency Obligations, 3.00%, due 11/01/2033 - 03/25/2034, and with a total value of $44,972,424.

	$ 44,090,169	$ 44,090,169

Total Repurchase Agreement (Cost $44,090,169)		44,090,169

Total Investments (Cost $420,202,362) (M)		461,810,776
Net Other Assets (Liabilities) - (11.9)%		(49,073,532)

Net Assets - 100.0%		$ 412,737,244

CENTRALLY CLEARED SWAP AGREEMENTS: (N)

Credit Default Swap Agreements on Credit Indices - Sell Protection (O)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (P)		Fair Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American High Yield Index - Series 24	5.00%	06/20/2020	USD	1,653,300	$119,854	$114,152	$5,702
North American High Yield Index - Series 24	5.00	06/20/2020	USD	8,167,500	483,289	525,464	(42,175)

Total					$603,143	$639,616	$(36,473)

FUTURES CONTRACTS: (R)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Long	133	09/21/2015	$—	$(10,593)
DAX® Index	Short	(5)	09/18/2015	—	(2,588)
EURO STOXX 50® Index	Short	(112)	09/18/2015	—	(33,363)
FTSE 100 Index	Short	(28)	09/18/2015	78,375	—
Hang Seng Index	Short	(7)	07/30/2015	48,363	—
MSCI EAFE Mini Index	Long	4	09/18/2015	—	(13,037)
S&P 500® E-Mini	Long	2	09/18/2015	—	(1,803)
S&P 500® E-Mini	Short	(161)	09/18/2015	156,883	—
S&P/ASX 200 Index	Short	(17)	09/17/2015	41,033	—
S&P/TSX 60 Index	Short	(22)	09/17/2015	55,613	—
TOPIX Index	Long	39	09/10/2015	—	(61,558)
U.S. Treasury Bond	Long	39	09/21/2015	—	(57,825)

Total				$380,267	$(180,767)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BBH	09/17/2015	USD	2,182,354	AUD	2,861,000	$—	$(15,630)
BCLY	09/17/2015	JPY	553,208,000	USD	4,516,537	8,386	—
BCLY	09/17/2015	USD	1,406,000	CHF	1,302,000	9,131	—
BCLY	09/17/2015	USD	8,171,110	EUR	7,216,000	117,456	—
BCLY	09/17/2015	USD	3,963,829	JPY	486,007,000	—	(11,428)
CSFB	09/17/2015	CHF	1,819,219	USD	1,979,192	—	(27,416)
CSFB	09/17/2015	EUR	769,000	USD	872,439	—	(14,171)
CSFB	09/17/2015	SEK	9,070,567	USD	1,117,540	—	(21,561)
DUB	09/17/2015	USD	513,708	JPY	63,415,000	—	(4,990)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSC	09/17/2015	USD	837,221	JPY	100,114,000	$18,346	$—
RBS	09/17/2015	AUD	383,000	USD	295,687	—	(1,444)
RBS	09/17/2015	GBP	1,739,303	USD	2,756,195	—	(24,871)
RBS	09/17/2015	USD	295,275	AUD	383,000	1,033	—
RBS	09/17/2015	USD	2,032,311	GBP	1,292,000	3,411	—
RBS	09/17/2015	USD	1,258,763	SEK	10,385,000	3,963	—
SCB	09/17/2015	USD	4,490,795	CAD	5,521,000	75,097	—
SSB	09/17/2015	AUD	189,000	USD	145,889	—	(689)
SSB	09/17/2015	USD	144,124	AUD	189,000	—	(1,077)
SSB	09/17/2015	USD	1,043,981	CHF	960,000	14,031	—
SSB	09/17/2015	USD	912,069	EUR	812,000	5,810	—
SSB	09/17/2015	USD	1,510,845	GBP	982,000	—	(31,244)
UBS	09/17/2015	GBP	393,000	USD	610,062	7,088	—
UBS	09/17/2015	USD	1,452,747	EUR	1,290,000	13,000	—
UBS	09/17/2015	USD	3,507,504	GBP	2,259,000	—	(39,930)

Total						$276,752	$(194,451)

INVESTMENTS BY COUNTRY:

Country	Percentage of Total Investments		Value
United States	70.1%		$323,689,447
Japan	2.9		13,183,346
United Kingdom	2.6		12,193,464
Canada	1.3		6,239,552
Switzerland	1.3		6,224,620
France	1.2		5,715,273
Germany	1.2		5,550,358
Australia	0.9		4,286,940
Netherlands	0.6		2,743,905
Spain	0.5		2,129,867
Hong Kong	0.4		1,825,388
Sweden	0.4		1,702,907
Supranational	0.4		1,663,137
Ireland	0.3		1,462,659
Italy	0.3		1,285,227
Singapore	0.2		938,561
Mexico	0.2		918,094
Denmark	0.2		892,742
Belgium	0.2		750,880
Luxembourg	0.2		744,855
Israel	0.1		692,125
Finland	0.1		476,761
Austria	0.1		420,097
Norway	0.1		347,162
Bermuda	0.1		289,451
Cayman Islands	0.0	(F)	148,183
Portugal	0.0	(F)	85,784
New Zealand	0.0	(F)	69,734
Macau	0.0	(F)	65,122
Jersey, Channel Islands	0.0	(F)	47,130
China	0.0	(F)	14,708

Investments, at Value	85.9		396,797,479
Short-Term Investments	14.1		65,013,297

Total Investments	100.0%		$461,810,776

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (S)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (T)	Value at June 30, 2015
ASSETS
Investments
Common Stocks	$90,493,489	$57,221,854	$0	$147,715,343
Convertible Preferred Stocks	181,778	162,090	—	343,868
Preferred Stocks	—	142,248	—	142,248
Exchange-Traded Fund	96,632	—	—	96,632
Right	—	105	—	105
Convertible Bonds	—	166,117	—	166,117
Corporate Debt Securities	—	42,714,264	—	42,714,264
Foreign Government Obligations	—	2,884,100	—	2,884,100
Mortgage-Backed Securities	—	2,095,646	—	2,095,646
Municipal Government Obligation	—	170,397	—	170,397
U.S. Government Agency Obligations	—	60,620,011	—	60,620,011
U.S. Government Obligations	—	139,562,671	—	139,562,671
Over-the-Counter Options Purchased	286,077	—	—	286,077
Securities Lending Collateral	20,923,128	—	—	20,923,128
Repurchase Agreement	—	44,090,169	—	44,090,169

Total Investments	$111,981,104	$349,829,672	$0	$461,810,776

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$603,143	$—	$603,143
Futures Contracts (U)	380,267	—	—	380,267
Forward Foreign Currency Contracts (U)	—	276,752	—	276,752

Total Other Financial Instruments	$380,267	$879,895	$—	$1,260,162

LIABILITIES
Other Financial Instruments
Futures Contracts (U)	$(180,767)	$—	$—	$(180,767)
Forward Foreign Currency Contracts (U)	—	(194,451)	—	(194,451)

Total Other Financial Instruments	$(180,767)	$(194,451)	$—	$(375,218)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $20,311,610. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $27,564, representing less than 0.1% of the Portfolio’s net assets.
(D)	Illiquid security. Total aggregate value of illiquid securities is $105, representing less than 0.1% of the Portfolio’s net assets.
(E)	Security is Level 3 of the fair value hierarchy.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the total aggregate value of 144A securities is $16,379, representing less than 0.1% of the Portfolio’s net assets.
(H)	Rate disclosed reflects the yield at June 30, 2015.
(I)	The security has a perpetual maturity; the date displayed is the next call date.
(J)	Floating or variable rate security. The rate disclosed is as of June 30, 2015.
(K)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2015; the maturity date disclosed is the ultimate maturity date.
(L)	When-issued security or delayed-delivery security; to be settled and delivered after June 30, 2015.
(M)	Aggregate cost for federal income tax purposes is $420,202,362. Aggregate gross unrealized appreciation and depreciation for all securities is $48,685,107 and $7,076,693, respectively. Net unrealized appreciation for tax purposes is $41,608,414.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(N)	Cash in the amount of $551,854 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(O)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(P)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(Q)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(R)	Cash in the amount of $2,161,778 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(S)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(T)	Level 3 securities were not considered significant to the Portfolio.
(U)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BBH	Brown Brothers Harriman & Co.
BCLY	Barclays Bank PLC
BOA	Bank of America
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
RBS	Royal Bank of Scotland Group PLC
SCB	Standard Chartered Bank
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CDI	CHESS Depository Interests
CVA	Dutch Certificate Depositary Receipt
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times & London Stock Exchange Index
MTN	Medium Term Note
SDR	Swedish Depositary Receipt
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $376,112,193) (including securities loaned of $20,311,610)	$417,720,607
Repurchase agreement, at value (cost $44,090,169)	44,090,169
Cash on deposit with broker	2,161,778
Cash on deposit with custodian	551,854
Foreign currency, at value (cost $391,036)	380,197
Cash	1,183
Unrealized appreciation on forward foreign currency contracts	276,752
Receivables:
Shares sold	126,169
Investments sold	13,937
When-issued or delayed-delivery securities sold	27,469,986
Interest	1,332,314
Dividends	232,592
Tax reclaims	81,285
Net income from securities lending	10,809
Variation margin receivable on derivative financial instruments	75,211
Prepaid expenses	1,356

Total assets	494,526,199

Liabilities:
Payables and other liabilities:
Shares redeemed	26,676
When-issued or delayed-delivery securities purchased	60,192,928
Investment advisory fees	266,597
Distribution and service fees	82,912
Administration fees	9,130
Transfer agent fees	1,214
Trustees and CCO fees	2,067
Audit and tax fees	16,693
Custody fees	7,053
Legal fees	5,362
Printing and shareholder reports fees	60,338
Other	406
Collateral for securities on loan	20,923,128
Unrealized depreciation on forward foreign currency contracts	194,451

Total liabilities	81,788,955

Net assets	$412,737,244

Net assets consist of:
Capital stock ($0.01 par value)	$430,435
Additional paid-in capital	385,151,114
Undistributed (distributions in excess of) net investment income (loss)	6,110,240
Accumulated net realized gain (loss)	(20,800,357)
Net unrealized appreciation (depreciation) on:
Investments	41,608,414
Futures contracts	199,500
Swap agreements	(36,473)
Translation of assets and liabilities denominated in foreign currencies	74,371

Net assets	$412,737,244

Net assets by class:
Initial Class	$37,224,706
Service Class	375,512,538

Shares outstanding:
Initial Class	3,854,862
Service Class	39,188,599

Net asset value and offering price per share:
Initial Class	$9.66
Service Class	9.58

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income	$2,215,817
Interest income	1,948,320
Net income from securities lending	104,062
Withholding taxes on foreign income	(122,554)

Total investment income	4,145,645

Expenses:
Investment advisory fees	1,489,919
Distribution and service fees:
Service Class	461,788
Administration fees	50,998
Transfer agent fees	2,825
Trustees and CCO fees	6,123
Audit and tax fees	11,681
Custody fees	120,081
Legal fees	12,110
Printing and shareholder reports fees	24,605
Other	7,646

Total expenses	2,187,776

Net investment income (loss)	1,957,869

Net realized gain (loss) on:
Investments	558,787
Futures contracts	1,572,295
Written options and swaptions	176,723
Swap agreements	(203,573)
Foreign currency transactions	587,353

Net realized gain (loss)	2,691,585

Net change in unrealized appreciation (depreciation) on:
Investments	(622,760)
Futures contracts	145,413
Swap agreements	153,549
Translation of assets and liabilities denominated in foreign currencies	(217,547)

Net change in unrealized appreciation (depreciation)	(541,345)

Net realized and change in unrealized gain (loss)	2,150,240

Net increase (decrease) in net assets resulting from operations	$4,108,109

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$1,957,869	$3,810,093
Net realized gain (loss)	2,691,585	8,826,732
Net change in unrealized appreciation (depreciation)	(541,345)	7,596,466

Net increase (decrease) in net assets resulting from operations	4,108,109	20,233,291

Distributions to shareholders:
Net investment income:
Initial Class	—	(372,603)
Service Class	—	(2,823,511)

Total distributions from net investment income	—	(3,196,114)

Capital share transactions:
Proceeds from shares sold:
Initial Class	4,491,669	6,199,708
Service Class	18,722,010	24,453,975

	23,213,679	30,653,683

Dividends and distributions reinvested:
Initial Class	—	372,603
Service Class	—	2,823,511

	—	3,196,114

Cost of shares redeemed:
Initial Class	(6,947,182)	(5,458,511)
Service Class	(9,627,308)	(21,202,395)

	(16,574,490)	(26,660,906)

Net increase (decrease) in net assets resulting from capital share transactions	6,639,189	7,188,891

Net increase (decrease) in net assets	10,747,298	24,226,068

Net assets:
Beginning of period/year	401,989,946	377,763,878

End of period/year	$412,737,244	$401,989,946

Undistributed (distributions in excess of) net investment income (loss)	$6,110,240	$4,152,371

Capital share transactions - shares:
Shares issued:
Initial Class	458,099	664,340
Service Class	1,931,168	2,621,962

	2,389,267	3,286,302

Shares reinvested:
Initial Class	—	39,471
Service Class	—	301,014

	—	340,485

Shares redeemed:
Initial Class	(712,141)	(583,093)
Service Class	(997,261)	(2,286,216)

	(1,709,402)	(2,869,309)

Net increase (decrease) in shares outstanding:
Initial Class	(254,042)	120,718
Service Class	933,907	636,760

	679,865	757,478

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$9.54		$9.13	$8.62	$8.19	$8.11	$7.86

Investment operations:
Net investment income (loss) (A) (B)	0.06		0.11	0.08	0.08	0.11	0.11
Net realized and unrealized gain (loss)	0.06		0.40	0.53	0.42	0.04	0.59

Total investment operations	0.12		0.51	0.61	0.50	0.15	0.70

Distributions:
Net investment income	—		(0.10)	(0.10)	(0.07)	(0.07)	(0.45)

Net asset value, end of period/year	$9.66		$9.54	$9.13	$8.62	$8.19	$8.11

Total return (C)	1.26	%(D)	5.56%	7.18%	6.14%	1.81%	9.29%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$37,225		$39,218	$36,414	$37,259	$43,427	$52,004
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.85	%(F)	0.86%	0.86%	0.89%	0.99%	1.05%
Including waiver and/or reimbursement and recapture	0.85	%(F)	0.86%	0.86%	0.89%	1.00%	1.04%
Net investment income (loss) to average net assets (B)	1.18	%(F)	1.21%	0.91%	0.97%	1.27%	1.41%
Portfolio turnover rate (G)	15	%(D)	28%	31%	26%	24%	149%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$9.48		$9.07	$8.57	$8.16	$8.09	$7.84

Investment operations:
Net investment income (loss) (A) (B)	0.04		0.09	0.06	0.06	0.08	0.07
Net realized and unrealized gain (loss)	0.06		0.40	0.53	0.41	0.05	0.62

Total investment operations	0.10		0.49	0.59	0.47	0.13	0.69

Distributions:
Net investment income	—		(0.08)	(0.09)	(0.06)	(0.06)	(0.44)

Net asset value, end of period/year	$9.58		$9.48	$9.07	$8.57	$8.16	$8.09

Total return (C)	1.05	%(D)	5.36%	6.89%	5.80%	1.66%	9.15%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$375,512		$362,772	$341,350	$305,065	$221,193	$40,322
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.10	%(F)	1.11%	1.11%	1.14%	1.24%	1.30%
Including waiver and/or reimbursement and recapture	1.10	%(F)	1.11%	1.11%	1.14%	1.25%	1.29%
Net investment income (loss) to average net assets (B)	0.94	%(F)	0.96%	0.66%	0.73%	0.98%	0.90%
Portfolio turnover rate (G)	15	%(D)	28%	31%	26%	24%	149%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective May 1, 2015, Transamerica AllianceBerstein Dynamic Allocation VP changed its name to Transamerica AB Dynamic Allocation VP (the “Portfolio”). The Portfolio is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2015, if any, are identified in the Schedule of Investments.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the over-the-counter (“OTC”) inter-bank currency dealer market. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Open forward foreign currency contracts at June 30, 2015, if any, are listed in the Schedule of Investments.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Open option contracts at June 30, 2015, if any, are included within the Schedule of Investments.

Transactions in written options at June 30, 2015 are as follows:

Call Options
	Amount of Premiums	Number of Contracts
Balance at December 31, 2014	$—	—
Sales	196,078	7,900
Closing Buys	(196,078)	(7,900)
Expirations	—	—
Exercised	—	—
Balance at June 30, 2015	$—	—

Futures contracts: The Portfolio is subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2015, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is shown on the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the OTC market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses in the Statement of Operations. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Specific risks and accounting related to each type of swap agreement are identified and described as follows:

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swaps, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Total return swap agreements: The Portfolio is subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open centrally cleared swap agreements at June 30, 2015, if any, are listed in the Schedule of Investments. The centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded by the Portfolio, if applicable, and is shown on the Statement of Assets and Liabilities.

Open OTC swap agreements at June 30, 2015, if any, are listed in the Schedule of Investments. The value, as applicable, is shown on the Statement of Assets and Liabilities.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuation.

TBA commitments held at June 30, 2015, if any, are identified in the Schedule of Investments. Open balances at June 30, 2015, if any, are included in the payable or receivable for When-issued or delayed-delivery securities purchased or sold in the Statement of Assets and Liabilities.

When-Issued, forward delivery securities and delayed-delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

When-issued securities or delayed-delivery securities held at June 30, 2015, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued or delayed-delivery securities purchased in the Statement of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2015, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2015, if any, are identified in the Schedule of Investments.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $250 million	0.75%
Over $250 million	0.70%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
1.00%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 20,541,052	$ 61,943,731	$ 22,362,040	$ 27,687,380

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015. The primary risks pertaining to each derivative type is disclosed in further detail within the Organization and Significant Accounting Policies section of the notes.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$286,077	$—	$—	$286,077
Net unrealized appreciation on futures contracts (B) (C)	—	—	380,267	—	—	380,267
Centrally cleared swap agreements, at value (B) (D)	—	—	—	603,143	—	603,143
Unrealized appreciation on forward foreign currency contracts	—	276,752	—	—	—	276,752
Total (E)	$—	$276,752	$666,344	$603,143	$—	$1,546,239

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (B) (C)	$(68,418)	$—	$(112,349)	$—	$—	$(180,767)
Unrealized depreciation on forward foreign currency contracts	—	(194,451)	—	—	—	(194,451)
Total (E)	$(68,418)	$(194,451)	$(112,349)	$—	$—	$(375,218)

(A)	Included within Investments, at value on the Statement of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(D)	Included within fair value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(E)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(476,302)	$—	$—	$(476,302)
Futures contracts	(134,996)	—	1,707,291	—	—	1,572,295
Written options and swaptions	—	—	176,723	—	—	176,723
Swap agreements	—	—	—	(203,573)	—	(203,573)
Forward foreign currency contracts (B)	—	583,664	—	—	—	583,664
Total	$(134,996)	$583,664	$1,407,712	$(203,573)	$—	$1,652,807

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (C)	$—	$—	$(277,003)	$—	$—	$(277,003)
Futures contracts	(297,244)	—	442,657	—	—	145,413
Swap agreements	—	—	—	153,549	—	153,549
Forward foreign currency contracts (D)	—	(231,602)	—	—	—	(231,602)
Total	$(297,244)	$(231,602)	$165,654	$153,549	$—	$(209,643)

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statement of Operations.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions on the Statement of Operations.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies on Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

Purchased Options and Swaptions at Value		Forward Foreign Currency Contracts at Contract Amount			Futures Contracts at Notional Amount		Swap Agreements at Notional Amount (A)
Calls	Puts	Purchased	Sold	Cross Currency	Long	Short
$ 270,664	$ —	$ 16,950,935	$ 41,622,722	$ —	19,191,856	(10,962)	22,969,925

(A)	USD equivalent of notional amount.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (futures contracts, exchange traded options, and exchange traded swap agreements) while collateral terms are contract specific for OTC traded derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2015. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

		Gross Amounts Not Offset in the Statement of Assets and Liabilities				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Financial Instruments	Collateral Received (B)	Net Amount	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities (A)	Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Bank of America	$269,377	$—	$—	$269,377	$—	$—	$—	$—
Barclays Bank PLC	134,973	(11,428)	—	123,545	11,428	(11,428)	—	—
Credit Suisse International	—	—	—	—	63,148	—	—	63,148
Deutsche Bank AG	16,700	(4,990)	—	11,710	4,990	(4,990)	—	—
Goldman Sachs Bank	18,346	—	—	18,346	—	—	—	—
Royal Bank of Scotland PLC	8,407	(8,407)	—	—	26,315	(8,407)	—	17,908
Standard Chartered Bank	75,097	—	—	75,097	—	—	—	—
State Street Bank and Trust Company	19,841	(19,841)	—	—	33,010	(19,841)	—	13,169
UBS AG	20,088	(20,088)	—	—	39,930	(20,088)	—	19,842
Other Derivatives (C)	983,410	—	—	983,410	196,397	—	—	196,397
Total	$1,546,239	$(64,754)	$—	$1,481,485	$375,218	$(64,754)	$—	$310,464

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

NOTE 6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 7. (continued)

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica AB Dynamic Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and AllianceBernstein L.P. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed with TAM the reasons for the underperformance relative to the peer universe and composite benchmark for certain periods and TAM agreed

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board also noted that the Sub-Adviser had commenced subadvising the Portfolio on August 16, 2010. The Trustees also noted that performance of the Portfolio had improved during the first quarter of 2015.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica AB Dynamic Allocation VP

(formerly, Transamerica AllianceBernstein Dynamic Allocation VP)

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Conservative VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$999.10	$2.87	$1,021.90	$2.91	0.58%
Service Class	1,000.00	999.10	4.11	1,020.70	4.16	0.83

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Capital Markets	90.5%
Securities Lending Collateral	9.5
Growth - Small Cap	3.5
Value - Small Cap	3.4
Growth - Large Cap	2.1
Repurchase Agreement	0.5
Net Other Assets (Liabilities)	(9.5)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
Capital Markets - 90.5%
Vanguard FTSE All World ex-US Small-Cap ETF (A)	80,727	$ 8,227,696
Vanguard FTSE All-World ex-US ETF (A)	278,272	13,510,105
Vanguard Short-Term Bond ETF (A)	1,211,268	97,131,581
Vanguard Short-Term Government Bond ETF	358,665	21,914,431
Vanguard Total Bond Market ETF (A)	2,389,411	194,163,538
Vanguard Total Stock Market ETF (A)	826,892	88,493,982
WisdomTree Japan Hedged Equity Fund (A)	191,504	10,954,029

		434,395,362

Growth - Large Cap - 2.1%
Vanguard Growth ETF (A)	94,837	10,152,301

Growth - Small Cap - 3.5%
Vanguard Small-Cap Growth ETF (A)	122,949	16,504,674

Value - Small Cap - 3.4%
Vanguard Small-Cap Value ETF (A)	152,434	16,433,910

Total Exchange-Traded Funds (Cost $483,461,845)		477,486,247

	Shares	Value
SECURITIES LENDING COLLATERAL - 9.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	45,741,938	$ 45,741,938

Total Securities Lending Collateral (Cost $45,741,938)		45,741,938

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.01% (B), dated 06/30/2015, to be repurchased at $2,456,176 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $2,507,039.	$ 2,456,175	2,456,175

Total Repurchase Agreement (Cost $2,456,175)		2,456,175

Total Investments (Cost $531,659,958) (C)		525,684,360
Net Other Assets (Liabilities) - (9.5)%		(45,734,169)

Net Assets - 100.0%		$ 479,950,191

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Exchange-Traded Funds	$477,486,247	$—	$—	$477,486,247
Securities Lending Collateral	45,741,938	—	—	45,741,938
Repurchase Agreement	—	2,456,175	—	2,456,175

Total Investments	$523,228,185	$2,456,175	$—	$525,684,360

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $44,799,617. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at June 30, 2015.
(C)	Aggregate cost for federal income tax purposes is $531,659,958. Aggregate gross unrealized appreciation and depreciation for all securities is $15,409 and $5,991,007, respectively. Net unrealized depreciation for tax purposes is $5,975,598.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Unaffiliated investments, at value (cost $529,203,783) (including securities loaned of $44,799,617)	$523,228,185
Repurchase agreement, at value (cost $2,456,175)	2,456,175
Receivables:
Shares sold	34,527
Interest	1
Dividends	598,411
Net income from securities lending	25,014
Prepaid expenses	1,467

Total assets	526,343,780

Liabilities:
Payables and other liabilities:
Shares redeemed	277,546
Investment advisory fees	220,602
Distribution and service fees	103,825
Administration fees	10,556
Transfer agent fees	1,270
Trustees and CCO fees	2,164
Audit and tax fees	8,521
Legal fees	5,206
Printing and shareholder reports fees	21,590
Other	371
Collateral for securities on loan	45,741,938

Total liabilities	46,393,589

Net assets	$479,950,191

Net assets consist of:
Capital stock ($0.01 par value)	$445,658
Additional paid-in capital	464,254,430
Undistributed (distributions in excess of) net investment income (loss)	6,687,054
Accumulated net realized gain (loss)	14,538,647
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	(5,975,598)

Net assets	$479,950,191

Net assets by class:
Initial Class	$7,605,261
Service Class	472,344,930

Shares outstanding:
Initial Class	701,289
Service Class	43,864,535

Net asset value and offering price per share:
Initial Class	$10.84
Service Class	10.77

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$3,724,684
Interest income from repurchase agreements	179
Net income from securities lending	113,124

Total investment income	3,837,987

Expenses:
Investment advisory fees	1,227,424
Distribution and service fees:
Service Class	579,103
Administration fees	58,709
Transfer agent fees	3,165
Trustees and CCO fees	6,859
Audit and tax fees	9,178
Custody fees	14,558
Legal fees	12,942
Printing and shareholder reports fees	9,798
Other	7,696

Total expenses	1,929,432

Net investment income (loss)	1,908,555

Net realized gain (loss) on:
Unaffiliated investments	5,030,949

Net realized gain (loss)	5,030,949

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(7,854,644)

Net change in unrealized appreciation (depreciation)	(7,854,644)

Net realized and change in unrealized gain (loss)	(2,823,695)

Net increase (decrease) in net assets resulting from operations	$(915,140)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$1,908,555	$4,781,125
Net realized gain (loss)	5,030,949	13,666,782
Net change in unrealized appreciation (depreciation)	(7,854,644)	(4,135,183)

Net increase (decrease) in net assets resulting from operations	(915,140)	14,312,724

Distributions to shareholders:
Net investment income:
Initial Class	—	(66,750)
Service Class	—	(4,224,497)

Total distributions from net investment income	—	(4,291,247)

Net realized gains:
Initial Class	—	(222,419)
Service Class	—	(16,668,949)

Total distributions from net realized gains	—	(16,891,368)

Total distributions to shareholders	—	(21,182,615)

Capital share transactions:
Proceeds from shares sold:
Initial Class	3,564,748	1,956,082
Service Class	42,477,424	84,648,520

	46,042,172	86,604,602

Dividends and distributions reinvested:
Initial Class	—	289,169
Service Class	—	20,893,446

	—	21,182,615

Cost of shares redeemed:
Initial Class	(1,656,940)	(7,030,438)
Service Class	(14,238,788)	(17,255,182)

	(15,895,728)	(24,285,620)

Net increase (decrease) in net assets resulting from capital share transactions	30,146,444	83,501,597

Net increase (decrease) in net assets	29,231,304	76,631,706

Net assets:
Beginning of period/year	450,718,887	374,087,181

End of period/year	$479,950,191	$450,718,887

Undistributed (distributions in excess of) net investment income (loss)	$6,687,054	$4,778,499

Capital share transactions - shares:
Shares issued:
Initial Class	322,778	178,807
Service Class	3,902,463	7,719,828

	4,225,241	7,898,635

Shares reinvested:
Initial Class	—	26,701
Service Class	—	1,939,967

	—	1,966,668

Shares redeemed:
Initial Class	(151,362)	(638,594)
Service Class	(1,305,759)	(1,568,130)

	(1,457,121)	(2,206,724)

Net increase (decrease) in shares outstanding:
Initial Class	171,416	(433,086)
Service Class	2,596,704	8,091,665

	2,768,120	7,658,579

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value, beginning of period/year	$10.85		$11.01	$10.51	$9.92	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.06		0.15	0.17	0.22	0.23
Net realized and unrealized gain (loss)	(0.07)		0.29	0.59	0.46	(0.31)

Total investment operations	(0.01)		0.44	0.76	0.68	(0.08)

Distributions:
Net investment income	—		(0.14)	(0.13)	(0.04)	—
Net realized gains	—		(0.46)	(0.13)	(0.05)	—

Total distributions	—		(0.60)	(0.26)	(0.09)	—

Net asset value, end of period/year	$10.84		$10.85	$11.01	$10.51	$9.92

Total return (D)	(0.09	)%(E)	3.97%	7.39%	6.89%	(0.80	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,605		$5,747	$10,602	$7,833	$5,132
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.58	%(G)	0.58%	0.60%	0.59%	0.86	%(G)
Including waiver and/or reimbursement and recapture	0.58	%(G)	0.58%	0.60%	0.60%	0.80	%(G)
Net investment income (loss) to average net assets (C)	1.10	%(G)	1.33%	1.54%	2.12%	3.45	%(G)
Portfolio turnover rate (H)	111	%(E)	158%	114%	101%	131	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the periods and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value, beginning of period/year	$10.78		$10.96	$10.48	$9.90	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.04		0.13	0.14	0.20	0.28
Net realized and unrealized gain (loss)	(0.05)		0.27	0.59	0.47	(0.38)

Total investment operations	(0.01)		0.40	0.73	0.67	(0.10)

Distributions:
Net investment income	—		(0.12)	(0.12)	(0.04)	—
Net realized gains	—		(0.46)	(0.13)	(0.05)	—

Total distributions	—		(0.58)	(0.25)	(0.09)	—

Net asset value, end of period/year	$10.77		$10.78	$10.96	$10.48	$9.90

Total return (D)	(0.09	)%(E)	3.61%	7.07%	6.78%	(1.00	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$472,345		$444,972	$363,485	$246,040	$109,991
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.83	%(G)	0.83%	0.85%	0.84%	1.11	%(G)
Including waiver and/or reimbursement and recapture	0.83	%(G)	0.83%	0.85%	0.85%	1.05	%(G)
Net investment income (loss) to average net assets (C)	0.81	%(G)	1.18%	1.33%	1.97%	4.22	%(G)
Portfolio turnover rate (H)	111	%(E)	158%	114%	101%	131	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon Active Asset Allocation - Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $50 million	0.55%
Over $50 million up to $250 million	0.53%
Over $250 million	0.51%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.61%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities	Sales of Securities
$ 556,199,220	$ 522,931,222

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

The Board approved a new investment sub-advisory agreement with QS Investors, LLC, pursuant to which QS Investors, LLC would serve as sub-adviser to Transamerica Aegon Active Asset Allocation - Conservative VP effective July 1, 2015. On July 1, 2015, Transamerica Aegon Active Asset Allocation - Conservative VP was renamed Transamerica QS Investors Active Asset Allocation - Conservative VP.

Effective July 1, 2015, the Portfolio pays management fees to TAM based on daily ANA at the following breakpoints and rates:

Breakpoints	Rate
First $50 million	0.55%
Over $50 million up to $250 million	0.53%
Over $250 million up to $1 billion	0.51%
Over $1 billion up to $1.5 billion	0.49%
Over $1.5 billion up to $2.5 billion	0.48%
Over $2.5 billion	0.47%

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Conservative VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Aegon Active Asset Allocation – Conservative VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board previously approved an investment sub-advisory agreement for the Portfolio between TAM and QS Investors, LLC (the “Sub-Adviser”) at a meeting held on April 15, 2015.

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement were reasonable and that the renewal of the Investment Advisory Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy, the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was below the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its composite benchmark for the past 1- and 3-year periods. The Trustees discussed with TAM the reasons for the underperformance relative to the peer universe and composite benchmark and agreed to continue to closely monitor the performance of the Portfolio. The Trustees also noted that they had recently approved the replacement of the previous sub-adviser effective on or about July 1, 2015, as well as changes to the Portfolio’s principal investment strategies.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Conservative VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory Fee and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM and/or Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and in light of any economies of scale experienced in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Moderate Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$994.90	$2.82	$1,022.00	$2.86	0.57%
Service Class	1,000.00	993.10	4.05	1,020.70	4.11	0.82

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Capital Markets	81.7%
Growth - Small Cap	6.7
Value - Small Cap	6.7
Growth - Large Cap	4.1
Securities Lending Collateral	1.9
Repurchase Agreement	0.6
Net Other Assets (Liabilities)	(1.7)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.2%
Capital Markets - 81.7%
Vanguard FTSE All World ex-US Small-Cap ETF (A)	255,375	$ 26,027,820
Vanguard FTSE All-World ex-US ETF (A)	884,069	42,921,550
Vanguard Short-Term Bond ETF	994,195	79,724,497
Vanguard Short-Term Government Bond ETF	294,257	17,979,103
Vanguard Total Bond Market ETF	1,960,236	159,288,777
Vanguard Total Stock Market ETF (A)	2,632,959	281,779,272
WisdomTree Japan Hedged Equity Fund	608,395	34,800,194

		642,521,213

Growth - Large Cap - 4.1%
Vanguard Growth ETF (A)	301,952	32,323,961

Growth - Small Cap - 6.7%
Vanguard Small-Cap Growth ETF (A)	392,595	52,701,953

Value - Small Cap - 6.7%
Vanguard Small-Cap Value ETF (A)	485,895	52,384,340

Total Exchange-Traded Funds (Cost $793,970,348)		779,931,467

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	15,280,275	$ 15,280,275

Total Securities Lending Collateral (Cost $15,280,275)		15,280,275

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.01% (B), dated 06/30/2015, to be repurchased at $4,381,955 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $4,471,877.	$ 4,381,954	4,381,954

Total Repurchase Agreement (Cost $4,381,954)		4,381,954

Total Investments (Cost $813,632,577) (C)		799,593,696
Net Other Assets (Liabilities) - (1.7)%		(13,255,474)

Net Assets - 100.0%		$ 786,338,222

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Exchange-Traded Funds	$779,931,467	$—	$—	$779,931,467
Securities Lending Collateral	15,280,275	—	—	15,280,275
Repurchase Agreement	—	4,381,954	—	4,381,954

Total Investments	$795,211,742	$4,381,954	$—	$799,593,696

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $14,961,130. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at June 30, 2015.
(C)	Aggregate cost for federal income tax purposes is $813,632,577. Aggregate gross unrealized appreciation and depreciation for all securities is $8,349 and $14,047,230, respectively. Net unrealized depreciation for tax purposes is $14,038,881.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Unaffiliated Investments, at value (cost $809,250,623) (including securities loaned of $14,961,130)	$795,211,742
Repurchase agreement, at value (cost $4,381,954)	4,381,954
Receivables:
Shares sold	750,061
Interest	1
Dividends	1,903,158
Net income from securities lending	22,453
Prepaid expenses	2,088

Total assets	802,271,457

Liabilities:
Payables and other liabilities:
Shares redeemed	50,406
Investment advisory fees	359,395
Distribution and service fees	166,162
Administration fees	17,360
Transfer agent fees	2,107
Trustees and CCO fees	3,692
Audit and tax fees	8,327
Custody fees	542
Legal fees	8,302
Printing and shareholder reports fees	36,016
Other	651
Collateral for securities on loan	15,280,275

Total liabilities	15,933,235

Net assets	$786,338,222

Net assets consist of:
Capital stock ($0.01 par value)	$680,991
Additional paid-in capital	751,107,417
Undistributed (distributions in excess of) net investment income (loss)	11,020,899
Accumulated net realized gain (loss)	37,567,796
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	(14,038,881)

Net assets	$786,338,222

Net assets by class:
Initial Class	$33,247,252
Service Class	753,090,970

Shares outstanding:
Initial Class	2,857,126
Service Class	65,241,934

Net asset value and offering price per share:
Initial Class	$11.64
Service Class	11.54

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$6,163,411
Interest income from repurchase agreements	278
Net income from securities lending	139,830

Total investment income	6,303,519

Expenses:
Investment advisory fees	1,988,681
Distribution and service fees:
Service Class	917,476
Administration fees	96,026
Transfer agent fees	5,228
Trustees and CCO fees	11,331
Audit and tax fees	10,922
Custody fees	17,413
Legal fees	20,934
Printing and shareholder reports fees	21,115
Other	11,665

Total expenses	3,100,791

Net investment income (loss)	3,202,728

Net realized gain (loss) on:
Unaffiliated investments	5,248,213

Net realized gain (loss)	5,248,213

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(14,373,220)

Net change in unrealized appreciation (depreciation)	(14,373,220)

Net realized and change in unrealized gain (loss)	(9,125,007)

Net increase (decrease) in net assets resulting from operations	$(5,922,279)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$3,202,728	$7,821,082
Net realized gain (loss)	5,248,213	36,199,773
Net change in unrealized appreciation (depreciation)	(14,373,220)	(24,301,548)

Net increase (decrease) in net assets resulting from operations	(5,922,279)	19,719,307

Distributions to shareholders:
Net investment income:
Initial Class	—	(297,996)
Service Class	—	(4,709,094)

Total distributions from net investment income	—	(5,007,090)

Net realized gains:
Initial Class	—	(1,445,780)
Service Class	—	(26,795,852)

Total distributions from net realized gains	—	(28,241,632)

Total distributions to shareholders	—	(33,248,722)

Capital share transactions:
Proceeds from shares sold:
Initial Class	709,146	1,997,325
Service Class	62,654,802	221,037,894

	63,363,948	223,035,219

Dividends and distributions reinvested:
Initial Class	—	1,743,776
Service Class	—	31,504,946

	—	33,248,722

Cost of shares redeemed:
Initial Class	(1,826,516)	(3,762,664)
Service Class	(16,913,783)	(13,417,369)

	(18,740,299)	(17,180,033)

Net increase (decrease) in net assets resulting from capital share transactions	44,623,649	239,103,908

Net increase (decrease) in net assets	38,701,370	225,574,493

Net assets:
Beginning of period/year	747,636,852	522,062,359

End of period/year	$786,338,222	$747,636,852

Undistributed (distributions in excess of) net investment income (loss)	$11,020,899	$7,818,171

Capital share transactions - shares:
Shares issued:
Initial Class	59,976	168,527
Service Class	5,332,291	18,651,819

	5,392,267	18,820,346

Shares reinvested:
Initial Class	—	148,028
Service Class	—	2,690,431

	—	2,838,459

Shares redeemed:
Initial Class	(154,288)	(315,825)
Service Class	(1,442,775)	(1,141,725)

	(1,597,063)	(1,457,550)

Net increase (decrease) in shares outstanding:
Initial Class	(94,312)	730
Service Class	3,889,516	20,200,525

	3,795,204	20,201,255

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value, beginning of period/year	$11.70		$11.90	$10.27	$9.30	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.06		0.17	0.16	0.19	0.82
Net realized and unrealized gain (loss)	(0.12)		0.24	1.57	0.85	(1.52)

Total investment operations	(0.06)		0.41	1.73	1.04	(0.70)

Distributions:
Net investment income	—		(0.10)	(0.10)	(0.07)	—
Net realized gains	—		(0.51)	—	—	—

Total distributions	—		(0.61)	(0.10)	(0.07)	—

Net asset value, end of period/year	$11.64		$11.70	$11.90	$10.27	$9.30

Total return (D)	(0.51	)%(E)	3.42%	16.96%	11.18%	(7.00	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$33,247		$34,540	$35,102	$30,317	$29,459
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.57	%(G)	0.57%	0.59%	0.60%	1.07	%(G)
Including waiver and/or reimbursement and recapture	0.57	%(G)	0.57%	0.59%	0.62%	0.80	%(G)
Net investment income (loss) to average net assets (C)	1.05	%(G)	1.39%	1.45%	1.95%	13.27	%(G)
Portfolio turnover rate (H)	234	%(E)	344%	111%	105%	270	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the periods and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value, beginning of period/year	$11.62		$11.83	$10.23	$9.29	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.05		0.14	0.15	0.20	0.54
Net realized and unrealized gain (loss)	(0.13)		0.25	1.54	0.81	(1.25)

Total investment operations	(0.08)		0.39	1.69	1.01	(0.71)

Distributions:
Net investment income	—		(0.09)	(0.09)	(0.07)	—
Net realized gains	—		(0.51)	—	—	—

Total distributions	—		(0.60)	(0.09)	(0.07)	—

Net asset value, end of period/year	$11.54		$11.62	$11.83	$10.23	$9.29

Total return (D)	(0.69	)%(E)	3.23%	16.62%	10.85%	(7.10	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$753,091		$713,097	$486,961	$195,145	$96,171
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.82	%(G)	0.82%	0.84%	0.85%	1.32	%(G)
Including waiver and/or reimbursement and recapture	0.82	%(G)	0.82%	0.84%	0.87%	1.05	%(G)
Net investment income (loss) to average net assets (C)	0.82	%(G)	1.21%	1.39%	1.98%	8.81	%(G)
Portfolio turnover rate (H)	234	%(E)	344%	111%	105%	270	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon Active Asset Allocation - Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $50 million	0.55%
Over $50 million up to $250 million	0.53%
Over $250 million	0.51%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.67%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities	Sales of Securities
$ 1,839,447,697	$ 1,792,267,573

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

The Board approved a new investment sub-advisory agreement with QS Investors, LLC, pursuant to which QS Investors, LLC would serve as sub-adviser to Transamerica Aegon Active Asset Allocation - Moderate Growth VP effective July 1, 2015. On July 1, 2015, Transamerica Aegon Active Asset Allocation - Moderate Growth VP was renamed Transamerica QS Investors Active Asset Allocation - Moderate Growth VP.

Effective July 1, 2015, the Portfolio pays management fees to TAM based on daily ANA at the following breakpoints and rates:

Breakpoints	Rate
First $50 million	0.55%
Over $50 million up to $250 million	0.53%
Over $250 million up to $1 billion	0.51%
Over $1 billion up to $1.5 billion	0.49%
Over $1.5 billion up to $2.5 billion	0.48%
Over $2.5 billion	0.47%

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Moderate Growth VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Aegon Active Asset Allocation – Moderate Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board previously approved an investment sub-advisory agreement for the Portfolio between TAM and QS Investors, LLC (the “Sub-Adviser”) at a meeting held on April 15, 2015.

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement were reasonable and that the renewal of the Investment Advisory Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy, the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was below the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its composite benchmark for the past 1- and 3-year periods. The Trustees discussed with TAM the reasons for the underperformance relative to the peer universe and composite benchmark and agreed to continue to closely monitor the performance of the Portfolio. The Trustees also noted that they had recently approved the replacement of the previous sub-adviser effective on or about July 1, 2015, as well as changes to the Portfolio’s principal investment strategies.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Moderate Growth VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory Fee and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM and/or Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and in light of any economies of scale experienced in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Moderate VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$997.40	$2.77	$1,022.00	$2.81	0.56%
Service Class	1,000.00	995.70	4.01	1,020.80	4.06	0.81

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Capital Markets	86.5%
Growth - Small Cap	4.9
Value - Small Cap	4.9
Growth - Large Cap	3.1
Securities Lending Collateral	0.6
Repurchase Agreement	0.5
Net Other Assets (Liabilities)	(0.5)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
Capital Markets - 86.5%
Vanguard FTSE All World ex-US Small-Cap ETF	419,608	$ 42,766,447
Vanguard FTSE All-World ex-US ETF	1,446,427	70,224,031
Vanguard Short-Term Bond ETF	3,382,287	271,225,594
Vanguard Short-Term Government Bond ETF (A)	1,001,520	61,192,872
Vanguard Total Bond Market ETF	6,672,079	542,173,140
Vanguard Total Stock Market ETF (A)	4,298,089	459,981,485
WisdomTree Japan Hedged Equity Fund (A)	995,416	56,937,795

		1,504,501,364

Growth - Large Cap - 3.1%
Vanguard Growth ETF (A)	492,954	52,770,726

Growth - Small Cap - 4.9%
Vanguard Small-Cap Growth ETF (A)	639,076	85,789,562

Value - Small Cap - 4.9%
Vanguard Small-Cap Value ETF	792,336	85,421,744

Total Exchange-Traded Funds (Cost $1,755,301,697)		1,728,483,396

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	11,180,687	$ 11,180,687

Total Securities Lending Collateral (Cost $11,180,687)		11,180,687

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.01% (B), dated 06/30/2015, to be repurchased at $8,844,670 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 10/01/2032, and with a value of $9,022,269.	$ 8,844,668	8,844,668

Total Repurchase Agreement (Cost $8,844,668)		8,844,668

Total Investments (Cost $1,775,327,052) (C)		1,748,508,751
Net Other Assets (Liabilities) - (0.5)%		(8,729,750)

Net Assets - 100.0%		$ 1,739,779,001

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Exchange-Traded Funds	$1,728,483,396	$—	$—	$1,728,483,396
Securities Lending Collateral	11,180,687	—	—	11,180,687
Repurchase Agreement	—	8,844,668	—	8,844,668

Total Investments	$1,739,664,083	$8,844,668	$—	$1,748,508,751

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $10,943,421. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at June 30, 2015.
(C)	Aggregate cost for federal income tax purposes is $1,775,327,052. Aggregate gross unrealized appreciation and depreciation for all securities is $28,328 and $26,846,629, respectively. Net unrealized depreciation for tax purposes is $26,818,301.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Moderate VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Unaffiliated investments, at value (cost $1,766,482,384) (including securities loaned of $10,943,421)	$1,739,664,083
Repurchase agreement, at value (cost $8,844,668)	8,844,668
Receivables:
Shares sold	578,459
Interest	2
Dividends	3,110,471
Net income from securities lending	50,484
Prepaid expenses	4,613

Total assets	1,752,252,780

Liabilities:
Payables and other liabilities:
Shares redeemed	1,053
Investment advisory fees	790,923
Distribution and service fees	384,421
Administration fees	38,513
Transfer agent fees	4,466
Trustees and CCO fees	8,174
Audit and tax fees	8,902
Legal fees	16,028
Printing and shareholder reports fees	39,371
Other	1,241
Collateral for securities on loan	11,180,687

Total liabilities	12,473,779

Net assets	$1,739,779,001

Net assets consist of:
Capital stock ($0.01 par value)	$1,507,042
Additional paid-in capital	1,676,848,253
Undistributed (distributions in excess of) net investment income (loss)	23,665,584
Accumulated net realized gain (loss)	64,576,423
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	(26,818,301)

Net assets	$1,739,779,001

Net assets by class:
Initial Class	$3,131,702
Service Class	1,736,647,299

Shares outstanding:
Initial Class	268,893
Service Class	150,435,275

Net asset value and offering price per share:
Initial Class	$11.65
Service Class	11.54

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$13,774,663
Interest income from repurchase agreements	555
Net income from securities lending	273,526

Total investment income	14,048,744

Expenses:
Investment advisory fees	4,449,831
Distribution and service fees:
Service Class	2,162,643
Administration fees	216,670
Transfer agent fees	11,790
Trustees and CCO fees	25,410
Audit and tax fees	16,611
Custody fees	28,020
Legal fees	44,776
Printing and shareholder reports fees	30,063
Other	25,234

Total expenses	7,011,048

Net investment income (loss)	7,037,696

Net realized gain (loss) on:
Unaffiliated investments	13,588,164

Net realized gain (loss)	13,588,164

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(28,060,462)

Net change in unrealized appreciation (depreciation)	(28,060,462)

Net realized and change in unrealized gain (loss)	(14,472,298)

Net increase (decrease) in net assets resulting from operations	$(7,434,602)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Moderate VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$7,037,696	$16,632,751
Net realized gain (loss)	13,588,164	58,127,646
Net change in unrealized appreciation (depreciation)	(28,060,462)	(30,217,633)

Net increase (decrease) in net assets resulting from operations	(7,434,602)	44,542,764

Distributions to shareholders:
Net investment income:
Initial Class	—	(21,706)
Service Class	—	(8,889,195)

Total distributions from net investment income	—	(8,910,901)

Net realized gains:
Initial Class	—	(68,809)
Service Class	—	(32,946,557)

Total distributions from net realized gains	—	(33,015,366)

Total distributions to shareholders	—	(41,926,267)

Capital share transactions:
Proceeds from shares sold:
Initial Class	493,785	960,614
Service Class	71,801,442	658,777,636

	72,295,227	659,738,250

Dividends and distributions reinvested:
Initial Class	—	90,515
Service Class	—	41,835,752

	—	41,926,267

Cost of shares redeemed:
Initial Class	(502,260)	(912,877)
Service Class	(18,063,607)	(4,293,000)

	(18,565,867)	(5,205,877)

Net increase (decrease) in net assets resulting from capital share transactions	53,729,360	696,458,640

Net increase (decrease) in net assets	46,294,758	699,075,137

Net assets:
Beginning of period/year	1,693,484,243	994,409,106

End of period/year	$1,739,779,001	$1,693,484,243

Undistributed (distributions in excess of) net investment income (loss)	$23,665,584	$16,627,888

Capital share transactions - shares:
Shares issued:
Initial Class	41,769	82,847
Service Class	6,145,036	56,538,717

	6,186,805	56,621,564

Shares reinvested:
Initial Class	—	7,737
Service Class	—	3,597,227

	—	3,604,964

Shares redeemed:
Initial Class	(42,620)	(77,869)
Service Class	(1,541,622)	(369,892)

	(1,584,242)	(447,761)

Net increase (decrease) in shares outstanding:
Initial Class	(851)	12,715
Service Class	4,603,414	59,766,052

	4,602,563	59,778,767

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Moderate VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value, beginning of period/year	$11.68		$11.59	$10.52	$9.71	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.06		0.17	0.18	0.22	0.22
Net realized and unrealized gain (loss)	(0.09)		0.28	1.01	0.62	(0.51)

Total investment operations	(0.03)		0.45	1.19	0.84	(0.29)

Distributions:
Net investment income	—		(0.09)	(0.06)	(0.02)	—
Net realized gains	—		(0.27)	(0.06)	(0.01)	—

Total distributions	—		(0.36)	(0.12)	(0.03)	—

Net asset value, end of period/year	$11.65		$11.68	$11.59	$10.52	$9.71

Total return (D)	(0.26	)%(E)	3.88%	11.42%	8.61%	(2.90	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,132		$3,150	$2,979	$1,740	$979
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.56	%(G)	0.57%	0.58%	0.61%	1.03	%(G)
Including waiver and/or reimbursement and recapture	0.56	%(G)	0.57%	0.58%	0.62%	0.80	%(G)
Net investment income (loss) to average net assets (C)	1.06	%(G)	1.41%	1.59%	2.18%	3.49	%(G)
Portfolio turnover rate (H)	166	%(E)	210%	86%	77%	72	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the periods and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value, beginning of period/year	$11.59		$11.52	$10.48	$9.70	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.05		0.15	0.16	0.24	0.23
Net realized and unrealized gain (loss)	(0.10)		0.26	1.00	0.56	(0.53)

Total investment operations	(0.05)		0.41	1.16	0.80	(0.30)

Distributions:
Net investment income	—		(0.07)	(0.06)	(0.01)	—
Net realized gains	—		(0.27)	(0.06)	(0.01)	—

Total distributions	—		(0.34)	(0.12)	(0.02)	—

Net asset value, end of period/year	$11.54		$11.59	$11.52	$10.48	$9.70

Total return (D)	(0.43	)%(E)	3.62%	11.12%	8.30%	(3.00	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,736,647		$1,690,334	$991,431	$304,438	$29,928
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.81	%(G)	0.82%	0.83%	0.86%	1.28	%(G)
Including waiver and/or reimbursement and recapture	0.81	%(G)	0.82%	0.83%	0.87%	1.05	%(G)
Net investment income (loss) to average net assets (C)	0.81	%(G)	1.26%	1.47%	2.35%	3.57	%(G)
Portfolio turnover rate (H)	166	%(E)	210%	86%	77%	72	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon Active Asset Allocation - Moderate VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $50 million	0.55%
Over $50 million up to $250 million	0.53%
Over $250 million	0.51%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.68%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities	Sales of Securities
$ 2,933,114,350	$ 2,867,977,711

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 6. (continued)

lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

The Board approved a new investment sub-advisory agreement with QS Investors, LLC, pursuant to which QS Investors, LLC would serve as sub-adviser to Transamerica Aegon Active Asset Allocation - Moderate VP effective July 1, 2015. On July 1, 2015, Transamerica Aegon Active Asset Allocation - Moderate VP was renamed Transamerica QS Investors Active Asset Allocation - Moderate VP.

Effective July 1, 2015, the Portfolio pays management fees to TAM based on daily ANA at the following breakpoints and rates:

Breakpoints	Rate
First $50 million	0.55%
Over $50 million up to $250 million	0.53%
Over $250 million up to $1 billion	0.51%
Over $1 billion up to $1.5 billion	0.49%
Over $1.5 billion up to $2.5 billion	0.48%
Over $2.5 billion	0.47%

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Moderate VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Aegon Active Asset Allocation – Moderate VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board previously approved an investment sub-advisory agreement for the Portfolio between TAM and QS Investors, LLC (the “Sub-Adviser”) at a meeting held on April 15, 2015.

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement were reasonable and that the renewal of the Investment Advisory Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy, the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was below the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its composite benchmark for the past 1- and 3-year periods. The Trustees discussed with TAM the reasons for the underperformance relative to the peer universe and composite benchmark and agreed to continue to closely monitor the performance of the Portfolio. The Trustees also noted that they had recently approved the replacement of the previous sub-adviser effective on or about July 1, 2015, as well as changes to the Portfolio’s principal investment strategies.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Active Asset Allocation – Moderate VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Advisory Fee and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM and/or Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and in light of any economies of scale experienced in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon High Yield Bond VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Initial Class	$1,000.00	$1,024.80	$3.16	$1,021.70	$3.16	0.63%
Service Class	1,000.00	1,023.30	4.41	1,020.40	4.41	0.88

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Credit Quality ‡	Percentage of Net Assets
AAA	1.4%
BBB	6.0
BB	38.1
B	41.8
CCC and Below	9.5
NR (Not Rated)	12.0
Net Other Assets (Liabilities)	(8.8)
Total	100.0%

‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 94.4%
Aerospace & Defense - 1.4%
Bombardier, Inc.
6.00%, 10/15/2022 (A) (B)	$ 1,512,000	$ 1,341,900
6.13%, 01/15/2023 (A)	470,000	417,125
7.50%, 03/15/2018 - 03/15/2025 (A)	784,000	730,730
7.75%, 03/15/2020 (A)	716,000	719,938
Spirit AeroSystems, Inc.
5.25%, 03/15/2022	164,000	169,330
6.75%, 12/15/2020	330,000	345,675
Triumph Group, Inc. 5.25%, 06/01/2022	490,000	483,875

		4,208,573

Airlines - 3.0%
American Airlines Group, Inc.
4.63%, 03/01/2020 (A)	360,000	348,300
5.50%, 10/01/2019 (A)	1,561,000	1,572,708
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	580,761	601,088
5.63%, 01/15/2021 (A)	456,823	475,096
6.00%, 01/15/2017 (A)	200,000	204,500
6.13%, 07/15/2018 (A)	442,000	453,050
Continental Airlines Pass-Through Certificates 6.13%, 04/29/2018	546,000	569,205
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	361,563	376,930
6.90%, 10/19/2023	1,259,283	1,337,988
Delta Air Lines Pass-Through Trust
6.38%, 07/02/2017 (A)	470,000	480,575
6.75%, 05/23/2017	494,000	502,645
U.S. Airways Pass-Through Trust
5.38%, 05/15/2023	208,852	214,073
6.75%, 12/03/2022	399,467	430,425
9.13%, 10/01/2015	340,189	346,142
United Airlines Pass-Through Trust 4.63%, 03/03/2024	297,000	302,940
US Airways Group, Inc. 6.13%, 06/01/2018 (B)	725,000	752,550

		8,968,215

Auto Components - 0.8%
Goodyear Tire & Rubber Co. 6.50%, 03/01/2021	993,000	1,051,339
Meritor, Inc. 6.25%, 02/15/2024 (B)	657,000	648,787
ZF North America Capital, Inc. 4.00%, 04/29/2020 (A)	578,000	577,278

		2,277,404

Automobiles - 0.5%
FCA US LLC / CG Co-Issuer, Inc. 8.25%, 06/15/2021	853,000	929,770
Fiat Chrysler Automobiles NV
4.50%, 04/15/2020 (A) (B)	325,000	323,375
5.25%, 04/15/2023 (A)	275,000	269,555

		1,522,700

Banks - 2.1%
Barclays PLC
6.63%, 09/15/2019 (C) (D)	1,550,000	1,511,061

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays PLC (continued)
8.25%, 12/15/2018 (B) (C) (D)	$ 200,000	$ 211,192
CIT Group, Inc.
4.25%, 08/15/2017	571,000	579,565
5.00%, 05/15/2017	165,000	170,148
5.25%, 03/15/2018	185,000	191,244
5.50%, 02/15/2019 (A)	452,000	471,210
Deutsche Bank AG 7.50%, 04/30/2025 (B) (C) (D)	600,000	598,500
Goldman Sachs Capital II 4.00%, 07/31/2015 (C) (D)	3,403,000	2,590,533

		6,323,453

Beverages - 0.8%
Cott Beverages, Inc.
5.38%, 07/01/2022	1,432,000	1,389,040
6.75%, 01/01/2020 (A)	925,000	959,688

		2,348,728

Biotechnology - 0.2%
Concordia Healthcare Corp. 7.00%, 04/15/2023 (A)	518,000	518,000

Building Products - 2.2%
Associated Materials LLC / AMH New Finance, Inc. 9.13%, 11/01/2017	2,623,000	2,177,090
Griffon Corp. 5.25%, 03/01/2022	1,255,000	1,248,725
Norbord, Inc. 6.25%, 04/15/2023 (A) (B)	818,000	828,225
Ply Gem Industries, Inc.
6.50%, 02/01/2022 (B)	1,728,000	1,706,400
6.50%, 02/01/2022	455,000	440,212

		6,400,652

Capital Markets - 0.5%
Goldman Sachs Group, Inc. 5.38%, 05/10/2020 (C) (D)	398,000	393,184
Morgan Stanley
5.45%, 07/15/2019 (C) (D)	794,000	788,045
5.55%, 07/15/2020 (C) (D)	390,000	387,173

		1,568,402

Chemicals - 1.2%
Evolution Escrow Issuer LLC 7.50%, 03/15/2022 (A)	762,000	721,995
Hexion, Inc.
6.63%, 04/15/2020	2,468,000	2,264,390
10.00%, 04/15/2020 (B)	458,000	470,595

		3,456,980

Commercial Services & Supplies - 1.9%
Hertz Corp.
5.88%, 10/15/2020	270,000	273,375
6.75%, 04/15/2019	1,200,000	1,238,280
United Rentals North America, Inc.
5.50%, 07/15/2025	183,000	176,824
7.38%, 05/15/2020	580,000	618,854
7.63%, 04/15/2022	2,425,000	2,625,062
8.25%, 02/01/2021	557,000	595,294

		5,527,689

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering - 2.5%
Abengoa Finance SAU 7.75%, 02/01/2020 (A) (B)	$ 350,000	$ 346,500
Abengoa Greenfield SA 6.50%, 10/01/2019 (A) (B)	558,000	518,940
Ashton Woods USA LLC / Ashton Woods Finance Co. 6.88%, 02/15/2021 (A)	1,631,000	1,516,830
Brookfield Residential Properties, Inc. 6.38%, 05/15/2025 (A) (B)	781,000	765,380
K Hovnanian Enterprises, Inc.
7.00%, 01/15/2019 (A)	567,000	513,135
7.25%, 10/15/2020 (A)	775,000	790,500
7.50%, 05/15/2016	27,000	27,270
8.00%, 11/01/2019 (A)	565,000	522,625
9.13%, 11/15/2020 (A)	2,212,000	2,256,240

		7,257,420

Consumer Finance - 3.2%
Ally Financial, Inc.
3.25%, 02/13/2018	310,000	308,063
4.13%, 03/30/2020	1,000,000	998,120
5.50%, 02/15/2017	429,000	447,233
7.50%, 09/15/2020	719,000	837,635
Altice US Finance I Corp. 5.38%, 07/15/2023 (A)	340,000	331,500
Altice US Finance II Corp. 7.75%, 07/15/2025 (A) (B)	200,000	194,000
Altice US Financing SA 7.75%, 07/15/2025 (A)	200,000	192,000
Navient Corp.
5.00%, 10/26/2020	209,000	204,820
5.88%, 10/25/2024	743,000	698,420
Series MTN
4.88%, 06/17/2019 (B)	413,000	408,870
5.00%, 06/15/2018	440,000	438,350
OneMain Financial Holdings, Inc.
6.75%, 12/15/2019 (A)	601,000	626,542
7.25%, 12/15/2021 (A)	535,000	554,394
Springleaf Finance Corp.
5.25%, 12/15/2019 (B)	645,000	636,131
6.00%, 06/01/2020	1,312,000	1,326,694
Series MTN
6.90%, 12/15/2017	1,240,000	1,314,400

		9,517,172

Containers & Packaging - 1.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 3.29%, 12/15/2019 (A) (C)	1,260,000	1,225,350
Ball Corp. 5.25%, 07/01/2025	828,000	818,685
Constellium NV 8.00%, 01/15/2023 (A) (B)	541,000	554,525
Coveris Holdings SA 7.88%, 11/01/2019 (A)	1,030,000	1,024,850

		3,623,410

Diversified Consumer Services - 0.4%
Service Corp., International 7.00%, 06/15/2017	1,160,000	1,247,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 5.4%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
4.25%, 07/01/2020	$ 300,000	$ 300,188
4.63%, 07/01/2022	565,000	566,413
Bank of America Corp.
5.13%, 06/17/2019 (B) (C) (D)	1,264,000	1,238,404
6.10%, 03/17/2025 (C) (D)	494,000	487,825
8.00%, 01/30/2018 (C) (D)	1,525,000	1,608,875
Citigroup, Inc.
5.80%, 11/15/2019 (B) (C) (D)	422,000	423,055
6.30%, 05/15/2024 (C) (D)	250,000	244,063
Credit Suisse Group AG
6.25%, 12/18/2024 (A) (C) (D)	906,000	868,627
7.50%, 12/11/2023 (A) (C) (D)	1,380,000	1,436,856
Denali Borrower LLC / Denali Finance Corp. 5.63%, 10/15/2020 (A)	2,537,000	2,667,021
General Motors Financial Co., Inc.
4.75%, 08/15/2017	720,000	759,826
7.20%, 01/15/2049 (E) (F) (G) (H)	805,000	0
Glen Meadow Pass-Through Trust 6.51%, 02/12/2067 (A) (B) (C)	1,206,000	1,121,580
ILFC E-Capital Trust I 4.69%, 12/21/2065 (A) (C)	1,777,000	1,761,007
Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.50%, 04/15/2021 (A)	848,000	846,813
JPMorgan Chase & Co.
5.00%, 07/01/2019 (C) (D)	800,000	783,000
7.90%, 04/30/2018 (C) (D)	894,000	945,628

		16,059,181

Diversified Telecommunication Services - 7.2%
Altice Financing SA 6.63%, 02/15/2023 (A)	730,000	724,744
CenturyLink, Inc.
7.60%, 09/15/2039	1,445,000	1,309,531
7.65%, 03/15/2042 (B)	2,003,000	1,812,715
Cincinnati Bell, Inc. 8.38%, 10/15/2020	841,000	885,153
Frontier Communications Corp.
6.88%, 01/15/2025	110,000	91,988
7.63%, 04/15/2024	1,852,000	1,634,390
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	1,600,000	1,736,000
7.63%, 06/15/2021	805,000	885,661
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 - 10/15/2020	1,130,000	1,136,450
7.50%, 04/01/2021	565,000	558,644
Level 3 Financing, Inc. 7.00%, 06/01/2020	1,110,000	1,177,987
Sprint Capital Corp.
6.90%, 05/01/2019	965,000	984,300
8.75%, 03/15/2032	1,401,000	1,362,472
Virgin Media Finance PLC
6.00%, 10/15/2024 (A)	400,000	406,000
6.38%, 04/15/2023 (A)	1,775,000	1,834,906
Wind Acquisition Finance SA
4.75%, 07/15/2020 (A)	1,040,000	1,024,400
7.38%, 04/23/2021 (A)	1,416,000	1,431,930

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Windstream Services LLC 7.75%, 10/15/2020 - 10/01/2021 (B)	$ 2,343,000	$ 2,181,713

		21,178,984

Electric Utilities - 2.2%
Elwood Energy LLC 8.16%, 07/05/2026	1,598,167	1,781,957
Homer City Generation, LP
8.14%, 10/01/2019 Cash Rate 8.14% (I)	291,370	294,648
8.73%, 10/01/2026 Cash Rate 8.73% (I)	2,086,519	2,117,817
Red Oak Power LLC 9.20%, 11/30/2029	1,980,000	2,217,600

		6,412,022

Electronic Equipment, Instruments & Components - 0.7%
Belden, Inc. 5.50%, 09/01/2022 (A)	788,000	782,090
Sanmina Corp. 4.38%, 06/01/2019 (A)	699,000	697,252
Zebra Technologies Corp. 7.25%, 10/15/2022 (A)	575,000	622,438

		2,101,780

Energy Equipment & Services - 2.4%
CSI Compressco, LP / Compressco Finance, Inc. 7.25%, 08/15/2022 (A)	734,000	700,970
NuStar Logistics, LP
4.80%, 09/01/2020	267,000	269,670
6.75%, 02/01/2021	450,000	484,875
8.15%, 04/15/2018	1,063,000	1,179,930
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.75%, 09/01/2020	684,000	744,144
5.88%, 03/01/2022	180,000	191,613
Rose Rock Midstream, LP / Rose Rock Finance Corp. 5.63%, 11/15/2023 (A)	400,000	387,000
Sabine Pass Liquefaction LLC 5.63%, 03/01/2025 (A)	578,000	572,220
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 5.00%, 01/15/2018 (A)	509,000	520,452
Tesoro Logistics, LP / Tesoro Logistics Finance Corp. 6.25%, 10/15/2022 (A)	235,000	243,225
Transocean, Inc. 6.88%, 12/15/2021 (B)	1,869,000	1,682,100

		6,976,199

Food & Staples Retailing - 0.5%
Rite Aid Corp.
6.13%, 04/01/2023 (A)	635,000	654,050
6.75%, 06/15/2021	888,000	932,400

		1,586,450

Food Products - 1.5%
Aramark Services, Inc. 5.75%, 03/15/2020	725,000	756,900

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
JBS USA LLC / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A) (B)	$ 200,000	$ 197,690
7.25%, 06/01/2021 (A)	909,000	957,859
Pilgrim’s Pride Corp. 5.75%, 03/15/2025 (A)	363,000	366,630
Post Holdings, Inc. 7.38%, 02/15/2022	2,013,000	2,048,227

		4,327,306

Gas Utilities - 0.3%
Ferrellgas, LP / Ferrellgas Finance Corp. 6.75%, 06/15/2023 (A)	995,000	999,975

Health Care Equipment & Supplies - 1.8%
Crimson Merger Sub, Inc. 6.63%, 05/15/2022 (A) (B)	1,946,000	1,707,615
DJO Finco, Inc. / DJO Finance LLC 8.13%, 06/15/2021 (A)	728,000	749,840
Hologic, Inc. 5.25%, 07/15/2022 (A) (J)	224,000	228,760
Mallinckrodt International Finance SA 4.75%, 04/15/2023	1,237,000	1,154,276
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
4.88%, 04/15/2020 (A)	175,000	178,071
5.50%, 04/15/2025 (A)	117,000	113,490
5.75%, 08/01/2022 (A)	1,176,000	1,202,460

		5,334,512

Health Care Providers & Services - 5.8%
CHS / Community Health Systems, Inc.
6.88%, 02/01/2022	1,042,000	1,099,310
7.13%, 07/15/2020	2,061,000	2,183,629
8.00%, 11/15/2019	2,025,000	2,133,844
DaVita HealthCare Partners, Inc. 5.75%, 08/15/2022	1,515,000	1,605,900
HCA Holdings, Inc. 6.25%, 02/15/2021	812,000	874,930
HCA, Inc.
6.50%, 02/15/2020	570,000	636,975
7.50%, 02/15/2022	1,617,000	1,857,529
HealthSouth Corp. 7.75%, 09/15/2022	1,536,000	1,605,120
LifePoint Health, Inc. 6.63%, 10/01/2020	1,694,000	1,761,760
Tenet Healthcare Corp.
5.00%, 03/01/2019 (A)	805,000	805,000
5.50%, 03/01/2019 (A)	357,000	360,124
6.00%, 10/01/2020	841,000	896,716
6.75%, 06/15/2023 (A)	369,000	376,380
8.13%, 04/01/2022	938,000	1,025,703

		17,222,920

Hotels, Restaurants & Leisure - 6.6%
Boyd Gaming Corp. 6.88%, 05/15/2023	1,004,000	1,029,100
Felcor Lodging, LP 5.63%, 03/01/2023	621,000	638,077
International Game Technology PLC
5.63%, 02/15/2020 (A) (B)	609,000	595,298
6.25%, 02/15/2022 (A)	799,000	763,045

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
International Game Technology PLC (continued)
6.50%, 02/15/2025 (A)	$ 1,607,000	$ 1,486,475
MGM Resorts International
6.00%, 03/15/2023 (B)	2,005,000	2,030,062
6.63%, 12/15/2021	905,000	945,725
6.75%, 10/01/2020	285,000	302,100
11.38%, 03/01/2018 (B)	1,140,000	1,339,500
NCL Corp., Ltd. 5.00%, 02/15/2018	1,522,000	1,552,440
Pinnacle Entertainment, Inc.
6.38%, 08/01/2021	265,000	281,231
7.50%, 04/15/2021	1,128,000	1,194,270
Playa Resorts Holding BV 8.00%, 08/15/2020 (A)	400,000	414,000
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	260,000	268,450
10.00%, 12/01/2022	2,046,000	1,959,045
Studio City Finance, Ltd. 8.50%, 12/01/2020 (A) (B)	1,227,000	1,222,399
Viking Cruises, Ltd.
6.25%, 05/15/2025 (A)	518,000	514,115
8.50%, 10/15/2022 (A)	1,716,000	1,904,760
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.38%, 03/15/2022	312,000	316,680
Wynn Macau, Ltd. 5.25%, 10/15/2021 (A) (B)	670,000	633,150

		19,389,922

Household Durables - 3.4%
Beazer Homes USA, Inc.
6.63%, 04/15/2018 (B)	826,000	853,877
7.25%, 02/01/2023	445,000	431,650
7.50%, 09/15/2021	1,602,000	1,614,015
KB Home
4.75%, 05/15/2019	445,000	441,663
7.00%, 12/15/2021	250,000	258,125
7.25%, 06/15/2018	178,000	193,130
7.63%, 05/15/2023 (B)	430,000	449,350
9.10%, 09/15/2017	1,081,000	1,205,315
Meritage Homes Corp.
4.50%, 03/01/2018	641,000	655,422
7.00%, 04/01/2022	412,000	439,810
7.15%, 04/15/2020	1,327,000	1,433,160
PulteGroup, Inc. 6.13%, 11/15/2013 (E) (G) (H)	690,000	0
Standard Pacific Corp.
6.25%, 12/15/2021	615,000	651,900
8.38%, 01/15/2021	600,000	696,000
Tempur Sealy International, Inc. 6.88%, 12/15/2020	637,000	675,220

		9,998,637

Household Products - 1.3%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	319,000	326,975
6.88%, 02/15/2021	100,000	104,250
7.13%, 04/15/2019	2,238,000	2,302,342

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Products (continued)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (continued)
9.00%, 04/15/2019	$ 300,000	$ 310,125
Sun Products Corp. 7.75%, 03/15/2021 (A) (B)	801,000	722,903

		3,766,595

Independent Power and Renewable Electricity Producers - 2.2%
Abengoa Yield PLC 7.00%, 11/15/2019 (A)	661,000	680,830
Calpine Corp. 5.75%, 01/15/2025	705,000	685,612
NRG Energy, Inc.
7.63%, 01/15/2018	1,175,000	1,288,094
7.88%, 05/15/2021	3,220,000	3,429,300
8.25%, 09/01/2020	400,000	419,000

		6,502,836

Insurance - 1.7%
Genworth Holdings, Inc.
4.90%, 08/15/2023 (B)	128,000	113,320
7.20%, 02/15/2021	419,000	438,902
7.63%, 09/24/2021	1,606,000	1,690,315
Lincoln National Corp. 7.00%, 05/17/2066 (C)	2,884,000	2,617,230

		4,859,767

IT Services - 1.3%
SunGard Data Systems, Inc.
6.63%, 11/01/2019	1,840,000	1,899,800
7.38%, 11/15/2018	238,000	246,449
7.63%, 11/15/2020	978,000	1,022,010
Unisys Corp. 6.25%, 08/15/2017 (B)	604,000	638,730

		3,806,989

Machinery - 0.1%
CNH Industrial Capital LLC 3.88%, 07/16/2018 (A)	375,000	375,469

Media - 8.9%
Cablevision Systems Corp.
5.88%, 09/15/2022 (B)	1,160,000	1,125,200
7.75%, 04/15/2018	2,363,000	2,552,040
8.00%, 04/15/2020	1,045,000	1,133,825
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	780,000	760,500
5.75%, 01/15/2024 (B)	450,000	452,250
6.50%, 04/30/2021	2,544,000	2,661,660
Cequel Communications Holdings I LLC / Cequel Capital Corp. 6.38%, 09/15/2020 (A)	1,538,000	1,527,618
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	1,684,000	1,735,233
7.63%, 03/15/2020	3,190,000	3,324,075
DISH DBS Corp.
5.88%, 07/15/2022 - 11/15/2024	2,626,000	2,542,829
7.88%, 09/01/2019	1,323,000	1,467,207
iHeartCommunications, Inc. 10.63%, 03/15/2023 (A)	587,000	556,183
Numericable-SFR SAS 4.88%, 05/15/2019 (A)	1,425,000	1,410,750

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Regal Entertainment Group 5.75%, 06/15/2023 - 02/01/2025	$ 1,035,000	$ 1,013,581
Unitymedia GmbH 6.13%, 01/15/2025 (A)	725,000	757,625
Univision Communications, Inc.
5.13%, 02/15/2025 (A)	598,000	577,190
6.75%, 09/15/2022 (A)	1,346,000	1,423,395
8.50%, 05/15/2021 (A)	1,135,000	1,194,587

		26,215,748

Metals & Mining - 0.7%
ArcelorMittal
6.13%, 06/01/2025	168,000	167,475
7.75%, 10/15/2039	1,055,000	1,049,725
Evraz, Inc. NA 7.50%, 11/15/2019 (A)	399,000	393,015
Novelis, Inc. 8.38%, 12/15/2017	450,000	466,313

		2,076,528

Multiline Retail - 0.2%
Family Tree Escrow LLC
5.25%, 03/01/2020 (A)	72,000	75,330
5.75%, 03/01/2023 (A)	394,000	411,730

		487,060

Oil, Gas & Consumable Fuels - 7.1%
Antero Resources Corp. 5.38%, 11/01/2021	297,000	285,120
BreitBurn Energy Partners, LP / BreitBurn Finance Corp. 7.88%, 04/15/2022 (B)	1,233,000	1,023,390
California Resources Corp.
5.00%, 01/15/2020 (B)	592,000	520,960
5.50%, 09/15/2021 (B)	508,000	442,062
6.00%, 11/15/2024 (B)	992,000	853,120
Carrizo Oil & Gas, Inc. 7.50%, 09/15/2020	624,000	656,760
Chesapeake Energy Corp.
6.13%, 02/15/2021	362,000	340,280
6.63%, 08/15/2020	1,119,000	1,091,025
CITGO Holding, Inc. 10.75%, 02/15/2020 (A)	685,000	700,413
CITGO Petroleum Corp. 6.25%, 08/15/2022 (A)	769,000	755,542
Concho Resources, Inc. 5.50%, 04/01/2023	752,000	752,000
Denbury Resources, Inc. 5.50%, 05/01/2022	389,000	347,183
Energy XXI Gulf Coast, Inc. 11.00%, 03/15/2020 (A) (B)	361,000	315,875
EP Energy LLC / Everest Acquisition Finance, Inc. 9.38%, 05/01/2020 (B)	1,206,000	1,288,852
Halcon Resources Corp. 8.63%, 02/01/2020 (A) (B)	573,000	565,838
Kinder Morgan, Inc.
7.25%, 06/01/2018	1,853,000	2,089,802
Series MTN
8.05%, 10/15/2030	134,000	156,791

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	$ 963,000	$ 753,547
6.50%, 05/15/2019	300,000	242,250
7.75%, 02/01/2021	1,388,000	1,079,170
8.63%, 04/15/2020	601,000	492,946
Oasis Petroleum, Inc.
6.50%, 11/01/2021 (B)	120,000	119,400
7.25%, 02/01/2019 (B)	337,000	345,425
Peabody Energy Corp.
6.25%, 11/15/2021 (B)	258,000	87,720
6.50%, 09/15/2020 (B)	265,000	90,100
10.00%, 03/15/2022 (A) (B)	520,000	322,400
PHI, Inc. 5.25%, 03/15/2019	209,000	193,325
Rosetta Resources, Inc.
5.63%, 05/01/2021	62,000	65,875
5.88%, 06/01/2022	414,000	441,945
SM Energy Co.
6.13%, 11/15/2022 (A)	619,000	636,146
6.50%, 11/15/2021 - 01/01/2023	1,110,000	1,151,925
Sunoco, LP / Sunoco Finance Corp. 6.38%, 04/01/2023 (A)	1,025,000	1,066,000
Ultra Petroleum Corp. 6.13%, 10/01/2024 (A)	115,000	100,913
Whiting Canadian Holding Co. ULC 8.13%, 12/01/2019	765,000	800,859
Whiting Petroleum Corp. 5.75%, 03/15/2021	908,000	893,472

		21,068,431

Paper & Forest Products - 0.4%
Boise Cascade Co. 6.38%, 11/01/2020	1,117,000	1,177,039

Personal Products - 0.5%
Revlon Consumer Products Corp. 5.75%, 02/15/2021 (B)	1,620,000	1,587,600

Pharmaceuticals - 1.7%
ENDO Finance LLC / Endo, Ltd. 6.00%, 07/15/2023 (A) (J)	671,000	686,098
Valeant Pharmaceuticals International, Inc.
5.88%, 05/15/2023 (A)	585,000	599,625
6.13%, 04/15/2025 (A)	495,000	509,231
6.38%, 10/15/2020 (A)	1,386,000	1,459,631
7.50%, 07/15/2021 (A)	1,630,000	1,754,287

		5,008,872

Professional Services - 0.4%
Ceridian HCM Holding, Inc. 11.00%, 03/15/2021 (A)	1,058,000	1,118,835

Real Estate Investment Trusts - 0.1%
Communications Sales & Leasing, Inc. 8.25%, 10/15/2023 (A)	390,000	383,175

Road & Rail - 0.5%
Aviation Capital Group Corp.
4.63%, 01/31/2018 (A)	431,000	446,374
6.75%, 04/06/2021 (A)	780,000	890,889

		1,337,263

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc.
5.00%, 05/15/2021 (A)	$ 279,000	$ 285,975
6.00%, 01/15/2022 (A)	787,000	834,220

		1,120,195

Software - 2.3%
First Data Corp.
6.75%, 11/01/2020 (A)	1,806,000	1,908,725
7.38%, 06/15/2019 (A)	1,752,000	1,821,204
8.25%, 01/15/2021 (A)	300,000	316,500
8.75%, 01/15/2022 Cash Rate 8.75% (A) (I)	1,183,000	1,257,677
8.88%, 08/15/2020 (A)	609,000	640,211
Infor US, Inc. 6.50%, 05/15/2022 (A)	942,000	958,485

		6,902,802

Specialty Retail - 1.0%
Claire’s Stores, Inc.
6.13%, 03/15/2020 (A)	490,000	389,550
9.00%, 03/15/2019 (A)	2,352,000	1,987,440
Men’s Wearhouse Inc 7.00%, 07/01/2022 (B)	590,000	631,300

		3,008,290

Technology Hardware, Storage & Peripherals - 0.4%
Project Homestake Merger Corp. 8.88%, 03/01/2023 (A)	1,147,000	1,112,590

Textiles, Apparel & Luxury Goods - 0.7%
Levi Strauss & Co. 6.88%, 05/01/2022	1,941,000	2,072,018

Wireless Telecommunication Services - 2.8%
Sprint Communications, Inc. 9.00%, 11/15/2018 (A)	1,325,000	1,496,269
Sprint Corp.
7.63%, 02/15/2025	732,000	689,910
7.88%, 09/15/2023	3,742,000	3,649,573
T-Mobile USA, Inc.
6.13%, 01/15/2022 (B)	65,000	67,113
6.63%, 04/01/2023	1,125,000	1,168,594
6.73%, 04/28/2022 (B)	1,073,000	1,118,602

		8,190,061

Total Corporate Debt Securities (Cost $280,376,961)		278,531,849

LOAN ASSIGNMENTS - 1.8%
Diversified Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA, Term Loan B2 3.75%, 06/30/2019	615,000	609,747

Food Products - 0.3%
Del Monte Foods, Inc., 1st Lien Term Loan 4.25%, 02/18/2021	987,500	939,771

Media - 0.3%
Interactive Data Corp., Term Loan 4.75%, 05/02/2021	915,750	917,658

Metals & Mining - 0.1%
Atkore International, Inc., 1st Lien Term Loan 4.50%, 04/09/2021	326,700	315,265

	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels - 0.1%
CITGO Holding, Inc., Term Loan B 9.50%, 05/12/2018	$ 276,610	$ 277,388

Real Estate Management & Development - 0.4%
CityCenter Holdings LLC, Term Loan B 4.25%, 10/16/2020	1,152,023	1,151,406

Software - 0.4%
BMC Software Finance, Inc., Term Loan 5.00%, 09/10/2020	1,047,925	984,467

Total Loan Assignments (Cost $5,303,342)		5,195,702

	Shares	Value
COMMON STOCK - 0.0% (K)
Commercial Services & Supplies - 0.0% (K)
Quad/Graphics, Inc. (B)	355	6,571

Total Common Stock (Cost $0)		6,571

PREFERRED STOCKS - 1.0%
Banks - 0.7%
GMAC Capital Trust I Series 2, 8.13% (C)	74,175	1,927,066

Consumer Finance - 0.3%
Ally Financial, Inc. Series A, 8.50% (C)	33,922	897,237

Total Preferred Stocks (Cost $2,615,442)		2,824,303

SECURITIES LENDING COLLATERAL - 10.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (L)	30,224,749	30,224,749

Total Securities Lending Collateral (Cost $30,224,749)		30,224,749

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.01% (L), dated 06/30/2015, to be repurchased at $4,105,808 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 12/15/2027, and with a value of $4,189,903.	$ 4,105,807	4,105,807

Total Repurchase Agreement (Cost $4,105,807)		4,105,807

Total Investments (Cost $322,626,301) (M)		320,888,981
Net Other Assets (Liabilities) - (8.8)%		(25,972,214)

Net Assets - 100.0%		$ 294,916,767

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs(O)	Value at June 30, 2015
ASSETS
Investments
Corporate Debt Securities	$—	$278,531,849	$0	$278,531,849
Loan Assignments	—	5,195,702	—	5,195,702
Common Stock	6,571	—	—	6,571
Preferred Stocks	2,824,303	—	—	2,824,303
Securities Lending Collateral	30,224,749	—	—	30,224,749
Repurchase Agreement	—	4,105,807	—	4,105,807

Total Investments	$33,055,623	$287,833,358	$0	$320,888,981

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the total aggregate value of 144A securities is $94,723,557, representing 32.1% of the Portfolio’s net assets.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $29,593,955. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate security. The rate disclosed is as of June 30, 2015.
(D)	The security has a perpetual maturity; the date displayed is the next call date.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $0, representing less than 0.1% of the Portfolio’s net assets.
(F)	Illiquid security. Total aggregate value of illiquid securities is $0, representing less than 0.1% of the Portfolio’s net assets.
(G)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(H)	Security is Level 3 of the fair value hierarchy.
(I)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If a security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(J)	When-issued security or delayed-delivery security; to be settled and delivered after June 30, 2015.
(K)	Percentage rounds to less than 0.1% or (0.1)%.
(L)	Rate disclosed reflects the yield at June 30, 2015.
(M)	Aggregate cost for federal income tax purposes is $322,626,301. Aggregate gross unrealized appreciation and depreciation for all securities is $4,930,147 and $6,667,467, respectively. Net unrealized depreciation for tax purposes is $1,737,320.
(N)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(O)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon High Yield Bond VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $318,520,494) (including securities loaned of $29,593,955)	$316,783,174
Repurchase agreement, at value (cost $4,105,807)	4,105,807
Cash	19,869
Receivables:
Shares sold	74,033
Investments sold	1,989,813
Interest	4,556,497
Tax reclaims	87
Net income from securities lending	17,009
Prepaid expenses	940

Total assets	327,547,229

Liabilities:
Payables and other liabilities:
Shares redeemed	479,357
Investments purchased	737,125
When-issued or delayed-delivery securities purchased	941,159
Investment advisory fees	148,340
Distribution and service fees	37,082
Administration fees	6,743
Transfer agent fees	913
Trustees and CCO fees	1,382
Audit and tax fees	9,683
Custody fees	797
Legal fees	4,655
Printing and shareholder reports fees	38,141
Other	336
Collateral for securities on loan	30,224,749

Total liabilities	32,630,462

Net assets	$294,916,767

Net assets consist of:
Capital stock ($0.01 par value)	$355,568
Additional paid-in capital	290,860,810
Undistributed (distributions in excess of) net investment income (loss)	25,551,068
Accumulated net realized gain (loss)	(20,113,359)
Net unrealized appreciation (depreciation) on:
Investments	(1,737,320)

Net assets	$294,916,767

Net assets by class:
Initial Class	$133,276,752
Service Class	161,640,015

Shares outstanding:
Initial Class	16,162,296
Service Class	19,394,471

Net asset value and offering price per share:
Initial Class	$8.25
Service Class	8.33

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income	$172,742
Interest income	9,303,616
Net income from securities lending	85,693

Total investment income	9,562,051

Expenses:
Investment advisory fees	841,266
Distribution and service fees:
Service Class	205,082
Administration fees	38,239
Transfer agent fees	1,996
Trustees and CCO fees	4,437
Audit and tax fees	9,503
Custody fees	40,681
Legal fees	9,257
Printing and shareholder reports fees	16,357
Other	5,203

Total expenses	1,172,021

Net investment income (loss)	8,390,030

Net realized gain (loss) on:
Investments	(3,502,370)

Net realized gain (loss)	(3,502,370)

Net change in unrealized appreciation (depreciation) on:
Investments	2,310,081

Net change in unrealized appreciation (depreciation)	2,310,081

Net realized and change in unrealized gain (loss)	(1,192,289)

Net increase (decrease) in net assets resulting from operations	$7,197,741

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon High Yield Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$8,390,030	$17,167,176
Net realized gain (loss)	(3,502,370)	7,861,955
Net change in unrealized appreciation (depreciation)	2,310,081	(12,642,425)

Net increase (decrease) in net assets resulting from operations	7,197,741	12,386,706

Distributions to shareholders:
Net investment income:
Initial Class	—	(8,310,559)
Service Class	—	(8,989,299)

Total distributions from net investment income	—	(17,299,858)

Capital share transactions:
Proceeds from shares sold:
Initial Class	16,581,302	23,920,024
Service Class	39,648,153	45,585,147

	56,229,455	69,505,171

Dividends and distributions reinvested:
Initial Class	—	8,310,559
Service Class	—	8,989,299

	—	17,299,858

Cost of shares redeemed:
Initial Class	(23,830,128)	(50,848,586)
Service Class	(25,587,717)	(68,805,821)

	(49,417,845)	(119,654,407)

Net increase (decrease) in net assets resulting from capital share transactions	6,811,610	(32,849,378)

Net increase (decrease) in net assets	14,009,351	(37,762,530)

Net assets:
Beginning of period/year	280,907,416	318,669,946

End of period/year	$294,916,767	$280,907,416

Undistributed (distributions in excess of) net investment income (loss)	$25,551,068	$17,161,038

Capital share transactions - shares:
Shares issued:
Initial Class	2,028,986	2,884,229
Service Class	4,803,003	5,402,881

	6,831,989	8,287,110

Shares reinvested:
Initial Class	—	1,015,961
Service Class	—	1,085,664

	—	2,101,625

Shares redeemed:
Initial Class	(2,889,867)	(6,128,147)
Service Class	(3,073,844)	(8,186,672)

	(5,963,711)	(14,314,819)

Net increase (decrease) in shares outstanding:
Initial Class	(860,881)	(2,227,957)
Service Class	1,729,159	(1,698,127)

	868,278	(3,926,084)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon High Yield Bond VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$8.05		$8.20	$8.19	$7.41	$7.67	$7.95

Investment operations:
Net investment income (loss) (A)	0.23		0.46	0.50	0.53	0.55	0.59
Net realized and unrealized gain (loss)	(0.03)		(0.13)	0.02	0.73	(0.21)	0.33

Total investment operations	0.20		0.33	0.52	1.26	0.34	0.92

Distributions:
Net investment income	—		(0.48)	(0.51)	(0.48)	(0.60)	(1.20)

Net asset value, end of period/year	$8.25		$8.05	$8.20	$8.19	$7.41	$7.67

Total return (B)	2.48	%(C)	3.98%	6.60%	17.37%	4.77%	12.58%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$133,277		$137,025	$157,929	$180,574	$150,132	$164,509
Expenses to average net assets	0.63	%(D)	0.67%	0.72%	0.74%	0.72%	0.73%
Net investment income (loss) to average net assets	5.62	%(D)	5.55%	5.98%	6.62%	7.12%	7.50%
Portfolio turnover rate	28	%(C)	50%	56%	68%	88%	140%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$8.14		$8.30	$8.29	$7.50	$7.76	$8.04

Investment operations:
Net investment income (loss) (A)	0.22		0.45	0.48	0.51	0.54	0.57
Net realized and unrealized gain (loss)	(0.03)		(0.14)	0.02	0.75	(0.22)	0.34

Total investment operations	0.19		0.31	0.50	1.26	0.32	0.91

Distributions:
Net investment income	—		(0.47)	(0.49)	(0.47)	(0.58)	(1.19)

Net asset value, end of period/year	$8.33		$8.14	$8.30	$8.29	$7.50	$7.76

Total return (B)	2.33	%(C)	3.60%	6.33%	17.10%	4.54%	12.31%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$161,640		$143,882	$160,741	$110,428	$66,122	$48,221
Expenses to average net assets	0.88	%(D)	0.92%	0.97%	0.99%	0.97%	0.98%
Net investment income (loss) to average net assets	5.37	%(D)	5.29%	5.72%	6.34%	6.89%	7.20%
Portfolio turnover rate	28	%(C)	50%	56%	68%	88%	140%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon High Yield Bond VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.
In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

The Portfolio held no unsecured loan participations at June 30, 2015. Open loan participations and assignments at June 30, 2015, if any, are included within the Schedule of Investments.

When-Issued, forward delivery securities and delayed-delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

When-issued securities or delayed-delivery securities held at June 30, 2015, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued or delayed-delivery securities purchased in the Statement of Assets and Liabilities.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from unrealized appreciation or depreciation on investments to interest receivable in the Statement of Assets and Liabilities.

PIKs held at June 30, 2015, if any, are identified in the Schedule of Investments.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2015, if any, are identified in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $1.25 billion	0.550%
Over $1.25 billion to $2 billion	0.525%
Over $2 billion	0.500%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit (A)	Operating Expense Limit Effective Through
0.80%	May 1, 2016

(A)	Prior to May 1, 2015, the expense limit was 0.85%.

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 98,722,713	$ —	$ 83,657,642	$ —

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon High Yield Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Aegon High Yield Bond VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1- and 3-year periods and below its benchmark for the past 5- and 10-year periods. The Board also noted that the Sub-Adviser had commenced subadvising the Portfolio on November 20, 2009.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon High Yield Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon High Yield Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Money Market VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Initial Class	$1,000.00	$1,000.00	$1.24	$1,023.60	$1.25	0.25%
Service Class	1,000.00	1,000.00	1.24	1,023.60	1.25	0.25

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Commercial Paper	56.7%
Repurchase Agreements	21.2
Certificates of Deposit	17.6
Corporate Debt Securities	4.3
Net Other Assets (Liabilities)	0.2
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Money Market VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Principal	Value
CERTIFICATES OF DEPOSIT - 17.6%
Banks - 17.6%
Bank of Nova Scotia
0.25%, 07/06/2015 (A)	$ 8,000,000	$ 8,000,000
0.34%, 06/10/2016 (A)	19,500,000	19,500,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.62%, 06/22/2016 (A)	16,000,000	16,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.28%, 07/07/2015 - 07/09/2015 (A)	27,500,000	27,500,000
Mizuho Bank, Ltd.
0.25%, 07/02/2015 (A)	10,000,000	10,000,000
Standard Chartered Bank
0.33%, 11/16/2015 (A)	15,000,000	15,000,000
Svenska Handelsbanken AB
0.27%, 07/02/2015 (A)	15,000,000	15,000,002

Total Certificates of Deposit (Cost $111,000,002)		111,000,002

CORPORATE DEBT SECURITIES - 4.3%
Capital Markets - 2.3%
Goldman Sachs & Co.
0.62%, 11/09/2015 (B)	14,500,000	14,500,000

Diversified Financial Services - 2.0%
Bank of America NA
0.31%, 10/01/2015	12,500,000	12,500,000

Total Corporate Debt Securities (Cost $27,000,000)		27,000,000

COMMERCIAL PAPER - 56.7%
Automobiles - 2.0%
Toyota Motor Credit Corp.
0.29%, 11/09/2015 (A)	12,750,000	12,750,000

Banks - 28.6%
ANZ New Zealand International, Ltd.
0.29%, 11/16/2015 (A) (C)	10,000,000	10,000,000
Australia & New Zealand Banking Group, Ltd.
0.30%, 11/24/2015 (A) (C)	11,500,000	11,499,714
Bedford Row Funding Corp.
0.33%, 03/18/2016 (A) (C)	15,000,000	15,000,000
HSBC USA, Inc.
0.33%, 10/19/2015 (A)	12,000,000	11,987,900
Korea Development Bank
0.34%, 10/29/2015 (A)	10,000,000	9,988,667
0.46%, 12/16/2015 (A)	15,000,000	14,967,800
PNC Bank NA
0.35%, 07/13/2015 - 09/04/2015 (A)	7,000,000	6,996,607
Skandinaviska Enskilda Banken AB
0.32%, 10/08/2015 (A) (C)	15,000,000	14,987,006
Sumitomo Mitsui Banking Corp.
0.12%, 07/02/2015 (A) (C)	12,000,000	11,999,960
0.31%, 07/02/2015 (A) (C)	15,000,000	14,999,871
Swedbank AB
0.24%, 07/06/2015 (A)	8,000,000	7,999,733
US Bank NA
0.10%, 07/01/2015 (A)	27,500,000	27,500,000
Westpac Banking Corp.
0.26%, 08/03/2015 (A) (C)	22,000,000	21,999,817

		179,927,075

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services - 19.3%
Alpine Securitization Corp.
0.29%, 07/23/2015 (A) (C)	$ 7,500,000	$ 7,498,671
Cancara Asset Securitisation LLC
0.28%, 10/07/2015 (A) (C)	10,000,000	9,992,378
Collateralized Commercial Paper II Co. LLC
0.30%, 10/26/2015 (A) (C)	7,500,000	7,492,687
0.36%, 09/08/2015 (A) (C)	13,500,000	13,490,944
Gotham Funding Corp.
0.18%, 07/22/2015 (A) (C)	10,000,000	9,998,950
ING Funding LLC
0.25%, 07/01/2015 (A)	12,500,000	12,500,000
0.37%, 09/21/2015 (A)	6,850,000	6,844,227
JPMorgan Securities LLC
0.45%, 10/26/2015 (A) (C)	15,000,000	14,978,063
Mont Blanc Capital Corp.
0.25%, 08/07/2015 (A) (C)	5,000,000	4,998,715
Nordea Bank AB
0.25%, 10/06/2015 (A) (C)	10,000,000	9,993,264
Old Line Funding LLC
0.27%, 10/05/2015 (A) (C)	12,000,000	11,991,360
South Carolina Fuel Co., Inc.
0.45%, 07/30/2015 (A) (C)	3,000,000	2,998,912
Thunder Bay Funding LLC
0.27%, 07/01/2015 (A) (C)	9,000,000	9,000,000

		121,778,171

Electric Utilities - 1.7%
American Electric Power Co., Inc.
0.43%, 07/17/2015 (A) (C)	3,000,000	2,999,427
Pacific Gas & Electric Co.
0.41%, 07/06/2015 (A) (C)	3,000,000	2,999,829
Southern Co. Funding Corp.
0.22%, 07/09/2015 (A) (C)	1,500,000	1,499,927
Westar Energy, Inc.
0.42%, 07/16/2015 (A) (C)	3,000,000	2,999,475

		10,498,658

Multi-Utilities - 0.5%
Dominion Resources, Inc.
0.44%, 07/16/2015 (A) (C)	3,000,000	2,999,450

Oil, Gas & Consumable Fuels - 0.5%
Spectra Energy Capital LLC
0.39%, 07/02/2015 (A) (C)	3,000,000	2,999,967

Software - 4.1%
Manhattan Asset Funding Co. LLC
0.18%, 07/02/2015 (A) (C)	6,000,000	5,999,970
0.25%, 09/18/2015 (A) (C)	20,000,000	19,989,028

		25,988,998

Total Commercial Paper (Cost $356,942,319)		356,942,319

REPURCHASE AGREEMENTS - 21.2%
Bank of America NA 0.60% (A) (B) (D), dated 06/08/2015, to be repurchased at $13,270,964 on 09/08/2015. Collateralized by an Asset-Backed Security, 1.69%, due 10/25/2037, and with a value of $14,177,501.	13,250,000	13,250,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Goldman Sachs & Co. 0.13% (A), dated 06/30/2015, to be repurchased at $16,200,059 on 07/01/2015. Collateralized by U.S. Government Agency Obligations, 2.50% - 6.50%, due 02/01/2021 - 10/01/2043, and with a total value of $16,524,000.

	$ 16,200,000	$ 16,200,000
ING Financial Markets LLC 0.13% (A), dated 06/30/2015, to be repurchased at $67,500,244 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 10/01/2042, and with a value of $68,851,097.	67,500,000	67,500,000
Jefferies LLC 0.45% (A), dated 06/30/2015, to be repurchased at $36,000,450 on 07/01/2015. Collateralized by U.S. Government Agency Obligations, 3.00% - 3.50%, due 04/01/2042 - 09/01/2042, and with a total value of $36,720,000.	36,000,000	36,000,000

Principal	Value
REPURCHASE AGREEMENTS (continued)

State Street Bank & Trust Co. 0.01% (A), dated 06/30/2015, to be repurchased at $110,574 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/15/2040, and with a value of $112,861.

$ 110,574	$ 110,574

Total Repurchase Agreements (Cost $133,060,574)	133,060,574

Total Investments (Cost $628,002,895) (E)	628,002,895
Net Other Assets (Liabilities) - 0.2%	1,045,461

Net Assets - 100.0%	$ 629,048,356

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Certificates of Deposit	$—	$111,000,002	$—	$111,000,002
Corporate Debt Securities	—	27,000,000	—	27,000,000
Commercial Paper	—	356,942,319	—	356,942,319
Repurchase Agreements	—	133,060,574	—	133,060,574

Total Investments	$—	$628,002,895	$—	$628,002,895

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at June 30, 2015.
(B)	Illiquid security. Total aggregate value of illiquid securities is $27,750,000, representing 4.4% of the Portfolio’s net assets.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the total aggregate value of 144A securities is $245,407,385, representing 39.0% of the Portfolio’s net assets.
(D)	Open maturity repurchase agreement. Both the Portfolio and counterparty have the right to terminate the repurchase agreement at any time.
(E)	Aggregate cost for federal income tax purposes is $628,002,895.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Money Market VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $494,942,321)	$494,942,321
Repurchase agreement, at value (cost $133,060,574)	133,060,574
Receivables:
Shares sold	2,721,649
Interest	92,535
12b-1 waiver	87,277
Prepaid expenses	2,275

Total assets	630,906,631

Liabilities:
Payables and other liabilities:
Shares redeemed	1,574,270
Investment advisory fees	109,599
Distribution and service fees	87,526
Administration fees	13,602
Transfer agent fees	2,281
Trustees and CCO fees	3,823
Audit and tax fees	8,651
Custody fees	4,098
Legal fees	9,589
Printing and shareholder reports fees	44,002
Other	834

Total liabilities	1,858,275

Net assets	$629,048,356

Net assets consist of:
Capital stock ($0.01 par value)	$6,290,483
Additional paid-in capital	622,756,767
Undistributed (distributions in excess of) net investment income (loss)	1,106

Net assets	$629,048,356

Net assets by class:
Initial Class	$220,678,454
Service Class	408,369,902

Shares outstanding:
Initial Class	220,678,857
Service Class	408,369,474

Net asset value and offering price per share:
Initial Class	$1.00
Service Class	1.00

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Interest income	$803,341

Total investment income	803,341

Expenses:
Investment advisory fees	1,084,156
Distribution and service fees:
Service Class	492,040
Administration fees	77,440
Transfer agent fees	4,616
Trustees and CCO fees	9,887
Audit and tax fees	10,339
Custody fees	61,540
Legal fees	20,030
Printing and shareholder reports fees	16,186
Other	12,138

Total expenses before waiver and/or reimbursement and recapture	1,788,372

Expenses waived and/or reimbursed:
Portfolio level	(509,894)
Service Class	(492,037)

Net expenses	786,441

Net investment income (loss)	16,900

Net increase (decrease) in net assets resulting from operations	$16,900

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Money Market VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$16,900	$31,502

Net increase (decrease) in net assets resulting from operations	16,900	31,502

Distributions to shareholders:
Net investment income:
Initial Class	(5,758)	(12,477)
Service Class	(10,036)	(20,104)

Total distributions from net investment income	(15,794)	(32,581)

Capital share transactions:
Proceeds from shares sold:
Initial Class	49,884,861	95,772,066
Service Class	113,094,787	308,210,360

	162,979,648	403,982,426

Dividends and distributions reinvested:
Initial Class	5,767	12,477
Service Class	10,053	20,104

	15,820	32,581

Cost of shares redeemed:
Initial Class	(68,505,801)	(113,346,247)
Service Class	(131,940,831)	(257,646,797)

	(200,446,632)	(370,993,044)

Net increase (decrease) in net assets resulting from capital share transactions	(37,451,164)	33,021,963

Net increase (decrease) in net assets	(37,450,058)	33,020,884

Net assets:
Beginning of period/year	666,498,414	633,477,530

End of period/year	$629,048,356	$666,498,414

Undistributed (distributions in excess of) net investment income (loss)	$1,106	$—

Capital share transactions - shares:
Shares issued:
Initial Class	49,884,861	95,772,066
Service Class	113,094,787	308,210,360

	162,979,648	403,982,426

Shares reinvested:
Initial Class	5,767	12,477
Service Class	10,053	20,104

	15,820	32,581

Shares redeemed:
Initial Class	(68,505,801)	(113,346,247)
Service Class	(131,940,831)	(257,646,797)

	(200,446,632)	(370,993,044)

Net increase (decrease) in shares outstanding:
Initial Class	(18,615,173)	(17,561,704)
Service Class	(18,835,991)	50,583,667

	(37,451,164)	33,021,963

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Money Market VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011		December 31, 2010
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)	—	(B)	—	(B)	—	(B)	—	(B)

Total investment operations	0.00	(B)	0.00	(B)	—	(B)	—	(B)	—	(B)	—	(B)

Distributions:
Net investment income	(0.00	)(B)	(0.00	)(B)	—	(B)	—	(B)	—	(B)	—	(B)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return (C)	0.00	%(D)(E)	0.01%		—	%(E)	—	%(E)	—	%(E)	—	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$220,678		$239,293		$256,856		$281,912		$356,818		$393,768
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.42	%(F)	0.42%		0.42%		0.42%		0.43%		0.40%
Including waiver and/or reimbursement and recapture (G)	0.25	%(F)	0.23%		0.26%		0.30%		0.21%		0.23%
Net investment income (loss) to average net assets	0.01	%(F)	0.00	%(E)	0.01%		0.01%		—	%(E)	0.01%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Rounds to less than 0.01% or (0.01)%.
(F)	Annualized.
(G)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the Notes to the Financial Statements for details.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011		December 31, 2010
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)	—	(B)	—	(B)	—	(B)	—	(B)

Total investment operations	0.00	(B)	0.00	(B)	—	(B)	—	(B)	—	(B)	—	(B)

Distributions:
Net investment income	(0.00	)(B)	(0.00	)(B)	—	(B)	—	(B)	—	(B)	—	(B)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return (C)	0.00	%(D)(E)	0.01%		—	%(E)	—	%(E)	—	%(E)	—	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$408,370		$427,205		$376,622		$325,394		$339,865		$247,082
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.67	%(F)	0.67%		0.67%		0.67%		0.68%		0.65%
Including waiver and/or reimbursement and recapture (G)	0.25	%(F)	0.23%		0.25%		0.30%		0.21%		0.23%
Net investment income (loss) to average net assets	0.01	%(F)	0.00	%(E)	0.01%		0.01%		—	%(E)	0.01%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Rounds to less than 0.01% or (0.01)%.
(F)	Annualized.
(G)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the Notes to the Financial Statements for details.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Money Market VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon Money Market VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2015, if any, are identified in the Schedule of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2015.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM at an annual rate of 0.35% on daily Average Net Assets (“ANA”).

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.57%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There were no additional amounts available for recapture by TAM as of June 30, 2015.

In addition to the advisory fee waiver for Transamerica Aegon Money Market VP, TAM or any of its affiliates waive fees or reimburse expenses of one or more classes of Transamerica Aegon Money Market VP in order to avoid a negative yield. At any point in which Transamerica Aegon Money Market VP, or any classes thereof, achieves a positive yield, the expenses previously waived or reimbursed within the succeeding 36 months pursuant to this paragraph may be reimbursed to TAM, to the extent that such reimbursement does not cause classes of Transamerica Aegon Money Market VP to experience a negative yield. Waived expenses related to the maintenance of the yield are included in the Statement of Operations, within the Class expenses (waived/reimbursed) recaptured. For the period ended June 30, 2015 and year ended December 31, 2014, the amounts waived were as follows:

Portfolio/Class	2015 Amount Waived	2015 Percentage Waived	2014 Amount Waived	2014 Percentage Waived
Portfolio Level	$509,894	0.16%	$1,225,004	0.19%
Service Class	492,037	0.25	982,809	0.25

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 5. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

In July 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds. A significant change resulting from these amendments is a requirement that institutional prime and institutional municipal money market funds transact fund shares based on a market-based NAV. Government, treasury, retail prime and retail municipal money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). The amendments have staggered compliance dates; however, the majority of these amendments will be effective on October 14, 2016, two years after the effective date for the rule amendments. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact to the Portfolio’s financial statements.

NOTE 6. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Money Market VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Aegon Money Market VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 10-year period and below its benchmark for the past 1-, 3- and 5-year periods. The Board also noted that the Sub-Adviser had commenced subadvising the Portfolio on March 22, 2011. The Board noted TAM’s observations that the yields of money market funds have been below average due to a low interest rate environment and that relative performance in the tightly-constrained money market universe is largely a function of expenses.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Money Market VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon Money Market VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon U.S. Government Securities VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Initial Class	$1,000.00	$998.40	$3.07	$1,021.70	$3.11	0.62%
Service Class	1,000.00	997.60	4.31	1,020.50	4.36	0.87

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Credit Quality ‡	Percentage of Net Assets
AAA	55.8%
AA	7.6
A	3.4
BBB	7.5
BB	0.3
B	0.5
NR (Not Rated)	32.4
Net Other Assets (Liabilities) ^	(7.5)
Total	100.0%

‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, securities sold short, TBA short commitments, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.5%
Access to Loans for Learning Student Loan Corp.
Series 2012-1, Class A
0.89%, 07/25/2036 (A)	$ 6,745,706	$ 6,814,613
Educational Services of America, Inc.
Series 2012-2, Class A
0.92%, 04/25/2039 (A) (B)	4,705,696	4,717,611
EFS Volunteer No. 3 LLC
Series 2012-1, Class A1
0.79%, 10/25/2021 (A) (B)	1,401,932	1,402,811
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.43%, 03/20/2036 (A)	3,234,013	3,214,370
Series 2007-1, Class A4
0.55%, 03/20/2036 (A)	2,938,000	2,897,162
SBA Small Business Investment Cos.
Series 2012-10B, Class 1
2.25%, 09/10/2022	4,519,482	4,503,314
South Carolina Student Loan Corp.
Series 2010-1, Class A2
1.28%, 07/25/2025 (A)	8,072,544	8,125,176

Total Asset-Backed Securities (Cost $30,732,331)		31,675,057

CORPORATE DEBT SECURITIES - 11.9%
Aerospace & Defense - 0.5%
Exelis, Inc.
5.55%, 10/01/2021	1,385,000	1,523,932

Automobiles - 0.5%
General Motors Co.
3.50%, 10/02/2018	1,645,000	1,698,479

Banks - 2.0%
Barclays Bank PLC
10.18%, 06/12/2021 (B)	1,440,000	1,907,855
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 (A) (B) (C)	1,400,000	1,774,500
ING Bank NV
5.80%, 09/25/2023 (B)	1,500,000	1,637,856
Societe Generale SA
5.75%, 04/20/2016 (B)	1,323,000	1,364,522

		6,684,733

Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL 5,000,000	1,570,390

Building Products - 0.5%
Owens Corning
4.20%, 12/15/2022	$ 1,500,000	1,520,352

Capital Markets - 0.4%
Morgan Stanley
3.75%, 02/25/2023	1,500,000	1,516,710

Consumer Finance - 0.7%
Discover Financial Services
3.85%, 11/21/2022	2,300,000	2,283,661

Diversified Financial Services - 1.1%
Ford Motor Credit Co. LLC
4.25%, 09/20/2022	1,410,000	1,468,426

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Portmarnock Leasing LLC
1.74%, 10/22/2024	$ 2,424,309	$ 2,381,326

		3,849,752

Diversified Telecommunication Services - 1.2%
CenturyLink, Inc.
5.80%, 03/15/2022	1,170,000	1,117,350
Unison Ground Lease Funding LLC
6.39%, 04/15/2040 (B)	1,750,000	1,995,026
Verizon Communications, Inc.
4.50%, 09/15/2020	875,000	943,893

		4,056,269

Insurance - 2.9%
Fidelity National Financial, Inc.
5.50%, 09/01/2022	1,750,000	1,840,991
Nippon Life Insurance Co.
5.00%, 10/18/2042 (A) (B)	1,025,000	1,064,719
Prudential Financial, Inc.
5.38%, 05/15/2045 (A)	2,265,000	2,233,856
Stone Street Trust
5.90%, 12/15/2015 (B)	2,500,000	2,548,705
ZFS Finance USA Trust II
6.45%, 12/15/2065 (A) (B)	2,100,000	2,147,817

		9,836,088

Media - 0.5%
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020 (D)	1,675,000	1,746,188

Oil, Gas & Consumable Fuels - 0.4%
Energy Transfer Partners, LP
7.60%, 02/01/2024	1,000,000	1,182,583

Road & Rail - 0.7%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (B)	2,000,000	2,329,088

Total Corporate Debt Securities (Cost $38,941,455)		39,798,225

MORTGAGE-BACKED SECURITIES - 0.5%
BCAP LLC Trust
Series 2009-RR6, Class 2A1
2.57%, 08/26/2035 (A) (B)	1,259,415	1,251,158
Citigroup Mortgage Loan Trust
Series 2010-10, Class 4A1
4.00%, 01/25/2036 (B)	500,889	509,873

Total Mortgage-Backed Securities (Cost $1,714,840)		1,761,031

MUNICIPAL GOVERNMENT OBLIGATIONS - 2.8%
Texas - 1.8%
North Texas Higher Education Authority, Inc., Revenue Bonds
Series 1
1.18%, 12/01/2034 (A)	6,136,075	6,198,847

Vermont - 1.0%
Vermont Student Assistance Corp.,
Certificate of Obligation
Zero Coupon, 07/28/2034 (A)	3,321,467	3,299,712

Total Municipal Government Obligations (Cost $9,442,079)		9,498,559

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.1%
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	$ 5,000,000	$ 6,948,145
Federal Home Loan Mortgage Corp.
REMIC
4.00%, 08/15/2028 - 02/15/2029	2,351,711	2,452,644
Overseas Private Investment Corp.
5.14%, 12/15/2023	24,596	27,596
Government National Mortgage Association
4.70%, 07/20/2061 - 12/20/2061	16,135,929	17,311,071
4.66%, 09/20/2061 - 10/20/2061	17,116,170	18,336,461
4.60%, 10/20/2061	9,425,867	10,108,649
4.65%, 08/20/2061	9,738,860	10,460,285
4.58%, 06/20/2062	10,057,998	10,908,271
4.00%, 08/20/2037	849,879	865,492

Total U.S. Government Agency Obligations (Cost $77,810,966)		77,418,614

U.S. GOVERNMENT OBLIGATIONS - 44.4%
U.S. Treasury Bond
2.75%, 11/15/2042	12,800,000	11,907,994
3.13%, 08/15/2044	2,000,000	2,003,282
3.38%, 05/15/2044	9,000,000	9,453,519
3.50%, 02/15/2039	9,000,000	9,701,721
6.13%, 08/15/2029	3,000,000	4,245,000
U.S. Treasury Inflation Indexed Note
0.38%, 07/15/2023	5,083,050	5,101,318
U.S. Treasury Note
0.25%, 12/31/2015	3,000,000	3,001,641
0.38%, 11/15/2015	4,000,000	4,004,376
0.88%, 02/28/2017 (D)	10,000,000	10,053,910
1.00%, 09/15/2017	8,000,000	8,046,248
1.38%, 02/29/2020	17,000,000	16,852,576
1.38%, 04/30/2020 (D)	9,000,000	8,901,558
1.50%, 12/31/2018 - 11/30/2019	19,210,000	19,252,849
1.50%, 05/31/2020 (D)	14,000,000	13,923,434
1.75%, 09/30/2019	10,000,000	10,120,310

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Note (continued)
2.00%, 09/30/2020	$ 3,700,000	$ 3,753,765
2.38%, 08/15/2024	8,125,000	8,168,802

Total U.S. Government Obligations (Cost $146,932,964)		148,492,303

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 3.0%
U.S. Treasury Bill
0.00%, 09/10/2015 (E) (F)	10,000,000	9,999,941

Total Short-Term U.S. Government Obligation (Cost $9,999,941)		9,999,941

	Shares	Value
SECURITIES LENDING COLLATERAL - 9.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (E)	31,163,740	31,163,740

Total Securities Lending Collateral (Cost $31,163,740)		31,163,740

	Principal	Value
REPURCHASE AGREEMENT - 3.0%
State Street Bank & Trust Co. 0.01% (E), dated 06/30/2015, to be repurchased at $10,019,216 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 10/01/2032, and with a value of $10,222,641.	$ 10,019,213	10,019,213

Total Repurchase Agreement (Cost $10,019,213)		10,019,213

Total Investments (Cost $356,757,529) (G)		359,826,683
Net Other Assets (Liabilities) - (7.5)%		(25,150,119)

Net Assets - 100.0%		$ 334,676,564

FUTURES CONTRACTS: (H)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Long	110	09/21/2015	$—	$(104,919)
BRL Currency	Short	(89)	08/31/2015	—	(71,892)

Total				$—	$(176,811)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$31,675,057	$—	$31,675,057
Corporate Debt Securities	—	39,798,225	—	39,798,225
Mortgage-Backed Securities	—	1,761,031	—	1,761,031
Municipal Government Obligations	—	9,498,559	—	9,498,559
U.S. Government Agency Obligations	—	77,418,614	—	77,418,614
U.S. Government Obligations	—	148,492,303	—	148,492,303
Short-Term U.S. Government Obligation	—	9,999,941	—	9,999,941
Securities Lending Collateral	31,163,740	—	—	31,163,740
Repurchase Agreement	—	10,019,213	—	10,019,213

Total Investments	$31,163,740	$328,662,943	$—	$359,826,683

LIABILITIES
Other Financial Instruments
Futures Contracts (J)	$(176,811)	$—	$—	$(176,811)

Total Other Financial Instruments	$(176,811)	$—	$—	$(176,811)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of June 30, 2015.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the total aggregate value of 144A securities is $24,651,541, representing 7.4% of the Portfolio’s net assets.
(C)	The security has a perpetual maturity; the date displayed is the next call date.
(D)	All or a portion of the security is on loan. The value of all securities on loan is $30,543,178. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Rate disclosed reflects the yield at June 30, 2015.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Aggregate cost for federal income tax purposes is $356,757,529. Aggregate gross unrealized appreciation and depreciation for all securities is $5,302,045 and $2,232,891, respectively. Net unrealized appreciation for tax purposes is $3,069,154.
(H)	Cash in the amount of $460,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(I)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

BRL	Brazilian Real

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon U.S. Government Securities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $346,738,316) (including securities loaned of $30,543,178)	$349,807,470
Repurchase agreement, at value (cost $10,019,213)	10,019,213
Cash on deposit with broker	460,000
Cash	611,346
Receivables:
Shares sold	1,638,876
Interest	1,466,558
Net income from securities lending	5,743
Variation margin receivable on derivative financial instruments	2,140,839
Prepaid expenses	2,090

Total assets	366,152,135

Liabilities:
Payables and other liabilities:
Shares redeemed	22,671
Investment advisory fees	161,168
Distribution and service fees	51,662
Administration fees	7,326
Transfer agent fees	1,253
Trustees and CCO fees	2,226
Audit and tax fees	8,943
Legal fees	5,703
Printing and shareholder reports fees	50,322
Other	557
Collateral for securities on loan	31,163,740

Total liabilities	31,475,571

Net assets	$334,676,564

Net assets consist of:
Capital stock ($0.01 par value)	$271,281
Additional paid-in capital	320,328,331
Undistributed (distributions in excess of) net investment income (loss)	9,547,024
Accumulated net realized gain (loss)	1,637,616
Net unrealized appreciation (depreciation) on:
Investments	3,069,154
Futures contracts	(176,811)
Translation of assets and liabilities denominated in foreign currencies	(31)

Net assets	$334,676,564

Net assets by class:
Initial Class	$96,680,562
Service Class	237,996,002

Shares outstanding:
Initial Class	7,961,680
Service Class	19,166,463

Net asset value and offering price per share:
Initial Class	$12.14
Service Class	12.42

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Interest income	$4,305,684
Net income from securities lending	19,925

Total investment income	4,325,609

Expenses:
Investment advisory fees	979,302
Distribution and service fees:
Service Class	313,836
Administration fees	44,514
Transfer agent fees	2,717
Trustees and CCO fees	5,678
Audit and tax fees	9,526
Custody fees	33,622
Legal fees	11,857
Printing and shareholder reports fees	1,811
Other	9,008

Total expenses	1,411,871

Net investment income (loss)	2,913,738

Net realized gain (loss) on:
Investments	(553,391)
Futures contracts	647,247
Foreign currency transactions	(5,174)

Net realized gain (loss)	88,682

Net change in unrealized appreciation (depreciation) on:
Investments	(2,912,270)
Futures contracts	(328,394)
Translation of assets and liabilities denominated in foreign currencies	343

Net change in unrealized appreciation (depreciation)	(3,240,321)

Net realized and change in unrealized gain (loss)	(3,151,639)

Net increase (decrease) in net assets resulting from operations	$(237,901)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon U.S. Government Securities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$2,913,738	$6,389,463
Net realized gain (loss)	88,682	1,591,406
Net change in unrealized appreciation (depreciation)	(3,240,321)	9,459,477

Net increase (decrease) in net assets resulting from operations	(237,901)	17,440,346

Distributions to shareholders:
Net investment income:
Initial Class	—	(4,456,931)
Service Class	—	(9,086,728)

Total distributions from net investment income	—	(13,543,659)

Net realized gains:
Initial Class	—	(1,871,481)
Service Class	—	(4,281,322)

Total distributions from net realized gains	—	(6,152,803)

Total distributions to shareholders	—	(19,696,462)

Capital share transactions:
Proceeds from shares sold:
Initial Class	4,301,765	19,372,160
Service Class	35,674,593	131,195,720

	39,976,358	150,567,880

Dividends and distributions reinvested:
Initial Class	—	6,328,412
Service Class	—	13,368,050

	—	19,696,462

Cost of shares redeemed:
Initial Class	(18,798,129)	(228,901,801)
Service Class	(74,304,310)	(153,487,045)

	(93,102,439)	(382,388,846)

Net increase (decrease) in net assets resulting from capital share transactions	(53,126,081)	(212,124,504)

Net increase (decrease) in net assets	(53,363,982)	(214,380,620)

Net assets:
Beginning of period/year	388,040,546	602,421,166

End of period/year	$334,676,564	$388,040,546

Undistributed (distributions in excess of) net investment income (loss)	$9,547,024	$6,633,286

Capital share transactions - shares:
Shares issued:
Initial Class	350,172	1,571,507
Service Class	2,843,728	10,428,210

	3,193,900	11,999,717

Shares reinvested:
Initial Class	—	526,929
Service Class	—	1,085,950

	—	1,612,879

Shares redeemed:
Initial Class	(1,536,028)	(18,467,556)
Service Class	(5,919,187)	(12,145,205)

	(7,455,215)	(30,612,761)

Net increase (decrease) in shares outstanding:
Initial Class	(1,185,856)	(16,369,120)
Service Class	(3,075,459)	(631,045)

	(4,261,315)	(17,000,165)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon U.S. Government Securities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$12.16		$12.33	$13.23	$13.13	$12.75	$12.89

Investment operations:
Net investment income (loss) (A)	0.11		0.23	0.23	0.24	0.32	0.35
Net realized and unrealized gain (loss)	(0.13)		0.34	(0.53)	0.42	0.65	0.22

Total investment operations	(0.02)		0.57	(0.30)	0.66	0.97	0.57

Distributions:
Net investment income	—		(0.52)	(0.31)	(0.23)	(0.37)	(0.41)
Net realized gains	—		(0.22)	(0.29)	(0.33)	(0.22)	(0.30)

Total distributions	—		(0.74)	(0.60)	(0.56)	(0.59)	(0.71)

Net asset value, end of period/year	$12.14		$12.16	$12.33	$13.23	$13.13	$12.75

Total return (B)	(0.16	)%(C)	4.66%	(2.23)%	5.06%	7.69%	4.40%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$96,681		$111,203	$314,640	$411,429	$331,980	$190,139
Expenses to average net assets	0.62	%(D)	0.62%	0.62%	0.61%	0.62%	0.61%
Net investment income (loss) to average net assets	1.82	%(D)	1.81%	1.75%	1.76%	2.46%	2.69%
Portfolio turnover rate	19	%(C)	74%	38%	86%	184%	110%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$12.45		$12.58	$13.47	$13.37	$12.98	$13.10

Investment operations:
Net investment income (loss) (A)	0.10		0.20	0.20	0.20	0.28	0.32
Net realized and unrealized gain (loss)	(0.13)		0.35	(0.54)	0.43	0.66	0.23

Total investment operations	(0.03)		0.55	(0.34)	0.63	0.94	0.55

Distributions:
Net investment income	—		(0.46)	(0.26)	(0.20)	(0.33)	(0.37)
Net realized gains	—		(0.22)	(0.29)	(0.33)	(0.22)	(0.30)

Total distributions	—		(0.68)	(0.55)	(0.53)	(0.55)	(0.67)

Net asset value, end of period/year	$12.42		$12.45	$12.58	$13.47	$13.37	$12.98

Total return (B)	(0.24	)%(C)	4.42%	(2.49)%	4.79%	7.37%	4.22%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$237,996		$276,838	$287,781	$609,613	$632,119	$407,799
Expenses to average net assets	0.87	%(D)	0.87%	0.87%	0.86%	0.87%	0.86%
Net investment income (loss) to average net assets	1.56	%(D)	1.58%	1.48%	1.52%	2.17%	2.43%
Portfolio turnover rate	19	%(C)	74%	38%	86%	184%	110%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon U.S. Government Securities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Futures contracts: The Portfolio is subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2015, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is shown on the Statement of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2015, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2015:

Portfolio	Market Value	Percentage of Net Assets
Transamerica International Moderate Growth VP	$77,548	0.02%

Investment advisory fees: The Portfolio pays management fees to TAM at an annual rate of 0.55% on daily Average Net Assets (“ANA”).

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.63%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

During the period ended June 30, 2015, there were no amounts reimbursed/waived or recaptured by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 5,307,261	$ 59,793,496	$ 19,945,050	$ 102,848,919

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015. The primary risks pertaining to each derivative type is disclosed in further detail within the Organization and Significant Accounting Policies section of the notes.

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (B)	$(104,919)	$(71,892)	$—	$—	$—	$(176,811)
Total (C)	$(104,919)	$(71,892)	$—	$—	$—	$(176,811)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$551,368	$95,879	$—	$—	$—	$647,247
Total	$551,368	$95,879	$—	$—	$—	$647,247

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(256,502)	$(71,892)	$—	$—	$—	$(328,394)
Total	$(256,502)	$(71,892)	$—	$—	$—	$(328,394)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

Futures Contracts at Notional Amount
Long	Short
23,785,714	(9,033,333)

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon U.S. Government Securities VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Aegon U.S. Government Securities VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 3-, 5- and 10-year periods and in line with the median for the past 1-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 3- and 5-year periods, in line with its benchmark for the past 10-year period and below its benchmark for the past 1-year period. The Board also noted that the Sub-Adviser had commenced subadvising the Portfolio on March 22, 2011.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon U.S. Government Securities VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Aegon U.S. Government Securities VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica American Funds Managed Risk VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The actual expense example is based on an investment of $1,000 invested at May 1, 2015, and held for the entire period until June 30, 2015.

The hypothetical expense example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2015	Expenses Paid During Period (B) May 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Service Class	$1,000.00	$978.00	$1.38	$1,020.60	$4.26	0.85%

(A)	5% return per year before expenses.

(B)	Portfolio commenced operations on May 1, 2015. Actual expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (60 days), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the Portfolio was in operation for the entire six-month period ended June 30, 2015. Thus, the hypothetical expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Investment Company	90.3%
Repurchase Agreement	8.3
Net Other Assets (Liabilities)	1.4
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica American Funds Managed Risk VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 90.3%
Capital Markets - 90.3%
American Funds Insurance Series - Asset Allocation Fund	848,416	$ 17,655,536

Total Investment Company (Cost $18,864,813)		17,655,536

	Principal	Value
REPURCHASE AGREEMENT - 8.3%

State Street Bank & Trust Co. 0.01% (A), dated 06/30/2015, to be repurchased at $1,631,600 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2031, and with a value of $1,666,168.

	$ 1,631,600	$ 1,631,600

Total Repurchase Agreement (Cost $1,631,600)		1,631,600

Total Investments (Cost $20,496,413) (B)		19,287,136
Net Other Assets (Liabilities) - 1.4%		266,716

Net Assets - 100.0%		$ 19,553,852

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Investment Company	$17,655,536	$—	$—	$17,655,536
Repurchase Agreement	—	1,631,600	—	1,631,600

Total Investments	$17,655,536	$1,631,600	$—	$19,287,136

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at June 30, 2015.
(B)	Aggregate cost for federal income tax purposes is $20,496,413. Aggregate gross unrealized depreciation for all securities is $1,209,277.
(C)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica American Funds Managed Risk VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Unaffiliated investments, at value (cost $18,864,813)	$17,655,536
Repurchase agreement, at value (cost $1,631,600)	1,631,600
Receivables:
Shares sold	980,987

Total assets	20,268,123

Liabilities:
Payables and other liabilities:
Investments purchased	704,076
Investment advisory fees	2,109
Distribution and service fees	2,618
Administration fees	262
Transfer agent fees	2
Audit and tax fees	3,443
Custody fees	1,736
Legal fees	7
Printing and shareholder reports fees	17
Other	1

Total liabilities	714,271

Net assets	$19,553,852

Net assets consist of:
Capital stock ($0.01 par value)	$19,987
Additional paid-in capital	19,845,194
Undistributed (distributions in excess of) net investment income (loss)	134,918
Accumulated net realized gain (loss)	763,030
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	(1,209,277)

Net assets	$19,553,852

Shares outstanding	1,998,731

Net asset value and offering price per share	$9.78

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited) (A)

Investment Income:
Dividend income from unaffiliated investments	$144,927
Interest income from repurchase agreements	12

Total investment income	144,939

Expenses:
Investment advisory fees	5,895
Distribution and service fees	2,948
Administration fees	295
Transfer agent fees	2
Trustees and CCO fees	41
Audit and tax fees	3,443
Custody fees	3,444
Legal fees	7
Printing and shareholder reports fees	17
Other	186

Total expenses before waiver and/or reimbursement and recapture	16,278

Expense waiver and/or reimbursement	(6,257)

Net expenses	10,021

Net investment income (loss)	134,918

Net realized gain (loss) on:
Distributions from unaffiliated investments	763,030

Net realized gain (loss)	763,030

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(1,209,277)

Net change in unrealized appreciation (depreciation)	(1,209,277)

Net realized and change in unrealized gain (loss)	(446,247)

Net increase (decrease) in net assets resulting from operations	$(311,329)

(A)	Commenced operations on May 1, 2015.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica American Funds Managed Risk VP

STATEMENT OF CHANGES IN NET ASSETS

For the period ended:

June 30, 2015 (unaudited) (A)
From operations:
Net investment income (loss)	$134,918
Net realized gain (loss)	763,030
Net change in unrealized appreciation (depreciation)	(1,209,277)

Net increase (decrease) in net assets resulting from operations	(311,329)

Capital share transactions:
Proceeds from shares sold	19,865,806
Cost of shares redeemed	(625)

Net increase (decrease) in net assets resulting from capital share transactions	19,865,181

Net increase (decrease) in net assets	19,553,852

Net assets:
Beginning of period	—

End of period	$19,553,852

Undistributed (distributions in excess of) net investment income (loss)	$134,918

Capital share transactions - shares:
Shares issued	1,998,794
Shares redeemed	(63)

Net increase (decrease) in shares outstanding	1,998,731

(A)	Commenced operations on May 1, 2015.

FINANCIAL HIGHLIGHTS

For a share outstanding during the period indicated:
	June 30, 2015 (unaudited) (A)
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.18
Net realized and unrealized gain (loss)	(0.40)

Total investment operations	(0.22)

Net asset value, end of period	$9.78

Total return (D)	(2.20	)%(E)

Ratio and supplemental data:
Net assets end of period (000’s)	$19,554
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.38	%(G)
Including waiver and/or reimbursement and recapture	0.85	%(G)
Net investment income (loss) to average net assets (C)	11.44	%(G)
Portfolio turnover rate (H)	0	%(E)

(A)	Commenced operations on May 1, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica American Funds Managed Risk VP (the “Portfolio”) commenced operations on May 1, 2015. The Portfolio is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI . No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $5 billion	0.50%
Over $5 billion up to $10 billion	0.49%
Over $10 billion	0.43%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.60%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

As of June 30, 2015, the balances available for recapture by TAM for the Portfolio were as follows:

Amounts Available from Fiscal Years
2015	Total
$ 6,257	$ 6,257

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% of Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities	Sales of Securities
$ 17,956,856	$ —

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica American Funds Managed Risk VP

ADVISORY ARRANGEMENTS — GENERAL DETERMINATIONS

The Board then reviewed and considered the proposed investment advisory and sub-advisory agreements for the portfolio to determine whether each such agreement should be approved for an initial two-year period. In approaching this matter, the Board Members had requested and received from TAM and Milliman such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the investment advisory and sub-advisory agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. The Board Members based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions and each Board Member may have attributed different weights to the various factors:

The Nature, Extent and Quality of the Advisory Services to be Provided

The Board considered the nature, extent and quality of the services expected to be provided by TAM and Milliman. The Board considered the proposed investment approach for American Funds Managed Risk; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and Milliman; TAM’s management oversight process; the experience of Milliman with the proposed investment strategy; and the professional qualifications of the portfolio management team of Milliman. The Board also considered the investment advisory and other services to be provided by TAM for the portion of the investment advisory fee it will retain after payment of the sub-advisory fee for American Funds Managed Risk. The Board noted that these services would include the design, development and ongoing review and evaluation of American Funds Managed Risk and its investment strategy and volatility target; the selection, oversight and monitoring of Milliman to perform certain duties with respect to American Funds Managed Risk; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of American Funds Managed Risk’s investments; design, development, implementation and ongoing review and evaluation of a compliance program for American Funds Managed Risk; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for American Funds Managed Risk’s investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of American Funds Managed Risk’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, oversees the services provided by the administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the Transamerica mutual funds.

Based on these considerations, the Board Members determined that TAM and Milliman could provide investment and related services that are appropriate in nature, extent and quality in light of the American Funds Managed Risk’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for American Funds Managed Risk to be entitled to invest in excess of certain amounts in the underlying fund, the Board was required to consider whether the fees to be charged by TAM and Milliman will be for services that are in addition to, rather than duplicative of, the services provided under the advisory contract of the underlying fund. It was noted that TAM would render “manager of managers” services to American Funds Managed Risk by, among other things, closely monitoring Milliman’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or American Funds Managed Risk’s performance. It also was noted that Milliman would seek to manage volatility and provide downside protection for American Funds Managed Risk primarily through the use of exchange-traded futures contracts held by American Funds Managed Risk. On these bases, the Board determined that the fees to be charged by TAM and Milliman are based on services that will be in addition to, rather than duplicative of, the services provided by the adviser to the underlying fund in which American Funds Managed Risk would invest.

The Investment Performance of American Funds Managed Risk

The Board recognized that American Funds Managed Risk is not yet in existence and therefore has no historical performance for the Board to review. However, the Board Members considered back-tested performance results which were intended to show how American Funds Managed Risk would have performed if it had been operating in the past. The back-tested results showed that the performance of American Funds Managed Risk would have compared favorably to its peer group for the 1-, 3-, and 10- year periods, and exhibited better risk-adjusted returns over the 1-, 3-, 5- and 10- year periods. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and Milliman, the Board Members concluded that TAM and Milliman are capable of generating a level of investment performance that is appropriate in light of the American Funds Managed Risk’s proposed investment objective, policies and strategies.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica American Funds Managed Risk VP

ADVISORY ARRANGEMENTS — GENERAL DETERMINATIONS (continued)

Investment Advisory Fees and Total Expense Ratios

The Board considered the proposed investment advisory fee and anticipated total expense ratio of the American Funds Managed Risk, including information comparing the investment advisory fee and total expense ratio of American Funds Managed Risk to the investment advisory fees and total expense ratios of other investment companies in Lipper and Morningstar peer groups. The Board also considered the fee to be charged by Milliman for sub-advisory services as well as the portion of the American Funds Managed Risk’s investment advisory fee to be retained by TAM following payment of the sub-advisory fee. The Board Members noted that the advisory fees and the total expense ratio of the American Funds Managed Risk are below the Lipper and Morningstar peer group medians. The Board further noted that TAM proposed to enter into an expense limitation arrangement with the American Funds Managed Risk, which could result in TAM waiving fees for the benefit of shareholders. On the basis of these and other considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and Milliman under the investment advisory and sub-advisory agreements are reasonable in light of the services to be provided.

The Cost of Advisory Services Provided and the Level of Profitability

The Board recognized that American Funds Managed Risk was not yet in existence and therefore no actual revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency and other services to the American Funds Managed Risk by TAM and its affiliates. The Board also noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and Milliman. Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with American Funds Managed Risk was not anticipated to be excessive.

Whether Fee Levels Reflect Economies of Scale and the Extent to which Economies of Scale Would be Realized as American Funds Managed Risk Grows

In evaluating the extent to which the investment advisory fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or would permit economies of scale to be realized in the future, the Board took note of TAM’s and Milliman’s pricing schedules and the proposed advisory and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the American Funds Managed Risk. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower investment advisory fees as the level of assets grows for the American Funds Managed Risk. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine the appropriateness of the investment advisory fees payable to TAM and fees payable by TAM to Milliman and whether the American Funds Managed Risk has achieved economies of scale.

Benefits to TAM, its Affiliates, or Milliman from their Relationship with American Funds Managed Risk

The Board considered any other benefits derived by TAM, its affiliates, and Milliman from their relationships with American Funds Managed Risk. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with American Funds Managed Risk, although Milliman may engage in soft dollar arrangements, and receive such benefits, consistent with applicable law and “best execution” requirements.

Other Considerations

The Board considered the investment objective of American Funds Managed Risk and its investment strategy and noted that TAM believes that American Funds Managed Risk would enhance TST’s product line-up. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage American Funds Managed Risk in a professional manner that is consistent with the best interests of American Funds Managed Risk and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of Milliman. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of American Funds Managed Risk.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Conservative VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,010.90	$0.70	$1,024.10	$0.70	0.14%
Service Class	1,000.00	1,010.10	1.94	1,022.90	1.96	0.39

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Fixed Income	49.3%
U.S. Equity	34.1
Global/International Equity	10.2
Repurchase Agreement	6.0
Alternative Investments	0.2
Net Other Assets (Liabilities) ^	0.2
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, securities sold short, TBA short commitments, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 93.8%
Alternative Investments - 0.2%
Transamerica MLP & Energy Income (A)	250,628	$ 2,551,391

Fixed Income - 49.3%
Transamerica Bond (A)	5,918,589	60,251,235
Transamerica Core Bond (A)	5,445,260	54,507,048
Transamerica Flexible Income (A)	6,479,432	60,647,486
Transamerica Floating Rate (A)	2,744,044	27,248,359
Transamerica High Yield Bond (A)	5,579,133	52,443,851
Transamerica Intermediate Bond (A)	6,055,073	60,853,486
Transamerica Money Market (A)	473,169	473,169
Transamerica PIMCO Total Return VP (B)	11,904,170	139,278,785
Transamerica Short-Term Bond (A)	22,655,020	228,589,155
Transamerica Unconstrained Bond (A)	2,479,815	24,922,137
Transamerica Voya Intermediate Bond VP (B)	404,511	4,081,516
Transamerica Voya Limited Maturity Bond VP (B)	5,723,540	57,807,752

		771,103,979

Global/International Equity - 10.2%
Transamerica Developing Markets Equity (A)	27,696	280,562
Transamerica Emerging Markets Equity (A)	2,899,770	28,562,733
Transamerica Income & Growth (A)	2,072,171	20,949,648
Transamerica International Equity (A)	1,293,811	23,340,358
Transamerica International Equity Opportunities (A)	3,128,876	25,218,743
Transamerica International Small Cap (A)	3,760,907	38,060,375
Transamerica International Small Cap Value (A)	1,829,466	23,106,158

		159,518,577

U.S. Equity - 34.1%
Transamerica Capital Growth (A)	2,536,168	43,977,148
Transamerica Concentrated Growth (A)	3,948,755	68,313,455
Transamerica Jennison Growth VP (B)	3,782,401	43,270,670

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity (continued)
Transamerica JPMorgan Mid Cap Value VP (B)	4,747,626	$ 109,337,816
Transamerica Large Cap Value (A)	7,796,080	101,037,202
Transamerica Mid Cap Growth (A)	3,689,431	45,601,364
Transamerica Mid Cap Value Opportunities (A)	1,338,091	14,839,429
Transamerica Small Cap Core (A)	1,054,037	11,077,930
Transamerica Small Cap Growth (A)	2,861,526	37,972,448
Transamerica Small Cap Value (A)	2,332,738	28,109,496
Transamerica Voya Mid Cap Opportunities VP (B)	2,146,280	28,094,803
Transamerica WMC US Growth VP (B)	46,337	1,650,981

		533,282,742

Total Investment Companies (Cost $1,409,049,275)		1,466,456,689

	Principal	Value
REPURCHASE AGREEMENT - 6.0%
State Street Bank & Trust Co. 0.01% (C), dated 06/30/2015, to be repurchased at $ 93,420,155 on 07/01/2015. Collateralized by a U.S. Government Agency Obligations, 2.50%, due 01/01/2033, and with a total value of $ 95,291,660.	$ 93,420,129	93,420,129

Total Repurchase Agreement (Cost $93,420,129)		93,420,129

Total Investments (Cost $1,502,469,404) (D)		1,559,876,818
Net Other Assets (Liabilities) - 0.2%		3,401,931

Net Assets - 100.0%		$ 1,563,278,749

FUTURES CONTRACTS: (E)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Long	2,150	09/21/2015	$595,439	$—
EUR Currency	Short	(820)	09/14/2015	1,422,290	—
JPY Currency	Short	(200)	09/14/2015	—	(334,350)
S&P 500® E-Mini	Short	(450)	09/18/2015	1,137,150	—

Total				$3,154,879	$(334,350)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Investment Companies	$1,466,456,689	$—	$—	$1,466,456,689
Repurchase Agreement	—	93,420,129	—	93,420,129

Total Investments	$1,466,456,689	$93,420,129	$—	$1,559,876,818

Other Financial Instruments
Futures Contracts (G)	$3,154,879	$—	$—	$3,154,879

Total Other Financial Instruments	$3,154,879	$—	$—	$3,154,879

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(334,350)	$—	$—	$(334,350)

Total Other Financial Instruments	$(334,350)	$—	$—	$(334,350)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Rate disclosed reflects the yield at June 30, 2015.
(D)	Aggregate cost for federal income tax purposes is $1,502,469,404. Aggregate gross unrealized appreciation and depreciation for all securities is $71,571,600 and $14,164,186, respectively. Net unrealized appreciation for tax purposes is $57,407,414.
(E)	Cash in the amount of $8,333,500 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Affiliated investments, at value (cost $1,409,049,275)	$1,466,456,689
Repurchase agreement, at value (cost $93,420,129)	93,420,129
Cash on deposit with broker	8,333,500
Receivables:
Shares sold	29,897
Interest	26
Dividends	107,368
Variation margin receivable on derivative financial instruments	954,199
Prepaid expenses	5,805

Total assets	1,569,307,613

Liabilities:
Payables and other liabilities:
Shares redeemed	472,055
Investments purchased	5,000,003
Investment advisory fees	138,589
Distribution and service fees	273,822
Administration fees	24,253
Transfer agent fees	5,270
Trustees and CCO fees	8,548
Audit and tax fees	10,699
Legal fees	24,510
Printing and shareholder reports fees	69,043
Other	2,072

Total liabilities	6,028,864

Net assets	$1,563,278,749

Net assets consist of:
Capital stock ($0.01 par value)	$1,411,661
Additional paid-in capital	1,399,146,165
Undistributed (distributions in excess of) net investment income (loss)	39,129,143
Accumulated net realized gain (loss)	63,363,837
Net unrealized appreciation (depreciation) on:
Affiliated investments	57,407,414
Futures contracts	2,820,529

Net assets	$1,563,278,749

Net assets by class:
Initial Class	$324,039,917
Service Class	1,239,238,832

Shares outstanding:
Initial Class	28,999,270
Service Class	112,166,814

Net asset value and offering price per share:
Initial Class	$11.17
Service Class	11.05

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income from affiliated investments	$10,165,516
Interest income from repurchase agreements	9,747

Total investment income	10,175,263

Expenses:
Investment advisory fees	804,742
Distribution and service fees:
Service Class	1,573,817
Administration fees	140,830
Transfer agent fees	11,512
Trustees and CCO fees	24,515
Audit and tax fees	15,955
Custody fees	28,477
Legal fees	51,201
Printing and shareholder reports fees	20,816
Other	30,829

Total expenses	2,702,694

Net investment income (loss)	7,472,569

Net realized gain (loss) on:
Affiliated investments	17,005,184
Futures contracts	(15,620,680)

Net realized gain (loss)	1,384,504

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	5,188,040
Futures contracts	3,240,679

Net change in unrealized appreciation (depreciation)	8,428,719

Net realized and change in unrealized gain (loss)	9,813,223

Net increase (decrease) in net assets resulting from operations	$17,285,792

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$7,472,569	$31,661,624
Net realized gain (loss)	1,384,504	63,231,836
Net change in unrealized appreciation (depreciation)	8,428,719	(61,454,391)

Net increase (decrease) in net assets resulting from operations	17,285,792	33,439,069

Distributions to shareholders:
Net investment income:
Initial Class	—	(10,468,104)
Service Class	—	(31,391,801)

Total distributions from net investment income	—	(41,859,905)

Net realized gains:
Initial Class	—	(6,402,854)
Service Class	—	(21,179,603)

Total distributions from net realized gains	—	(27,582,457)

Total distributions to shareholders	—	(69,442,362)

Capital share transactions:
Proceeds from shares sold:
Initial Class	10,189,563	31,937,388
Service Class	29,856,040	69,253,182

	40,045,603	101,190,570

Dividends and distributions reinvested:
Initial Class	—	16,870,958
Service Class	—	52,571,404

	—	69,442,362

Cost of shares redeemed:
Initial Class	(57,435,014)	(102,835,149)
Service Class	(66,752,868)	(136,271,755)

	(124,187,882)	(239,106,904)

Net increase (decrease) in net assets resulting from capital share transactions	(84,142,279)	(68,473,972)

Net increase (decrease) in net assets	(66,856,487)	(104,477,265)

Net assets:
Beginning of period/year	1,630,135,236	1,734,612,501

End of period/year	$1,563,278,749	$1,630,135,236

Undistributed (distributions in excess of) net investment income (loss)	$39,129,143	$31,656,574

Capital share transactions - shares:
Shares issued:
Initial Class	904,923	2,894,600
Service Class	2,682,349	6,285,893

	3,587,272	9,180,493

Shares reinvested:
Initial Class	—	1,533,723
Service Class	—	4,823,065

	—	6,356,788

Shares redeemed:
Initial Class	(5,094,815)	(9,205,192)
Service Class	(5,994,660)	(12,301,621)

	(11,089,475)	(21,506,813)

Net increase (decrease) in shares outstanding:
Initial Class	(4,189,892)	(4,776,869)
Service Class	(3,312,311)	(1,192,663)

	(7,502,203)	(5,969,532)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$11.05		$11.30	$10.69	$10.27	$10.29	$9.80

Investment operations:
Net investment income (loss) (A) (B)	0.06		0.23	0.28	0.33	0.36	0.30
Net realized and unrealized gain (loss)	0.06		0.02	0.70	0.43	(0.09)	0.55

Total investment operations	0.12		0.25	0.98	0.76	0.27	0.85

Distributions:
Net investment income	—		(0.31)	(0.35)	(0.34)	(0.29)	(0.33)
Net realized gains	—		(0.19)	(0.02)	—	—	(0.03)

Total distributions	—		(0.50)	(0.37)	(0.34)	(0.29)	(0.36)

Net asset value, end of period/year	$11.17		$11.05	$11.30	$10.69	$10.27	$10.29

Total return (C)	1.09	%(D)	2.19%	9.36%	7.46%	2.65%	8.93%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$324,040		$366,775	$429,007	$492,855	$532,350	$551,227
Expenses to average net assets (E)	0.14	%(F)	0.15%	0.15%	0.14%	0.13%	0.13%
Net investment income (loss) to average net assets (B)	1.11	%(F)	2.05%	2.54%	3.08%	3.43%	3.01%
Portfolio turnover rate (G)	24	%(D)	34%	33%	67%	29%	41%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$10.94		$11.19	$10.59	$10.18	$10.21	$9.73

Investment operations:
Net investment income (loss) (A) (B)	0.05		0.20	0.26	0.31	0.33	0.28
Net realized and unrealized gain (loss)	0.06		0.02	0.68	0.42	(0.09)	0.54

Total investment operations	0.11		0.22	0.94	0.73	0.24	0.82

Distributions:
Net investment income	—		(0.28)	(0.32)	(0.32)	(0.27)	(0.31)
Net realized gains	—		(0.19)	(0.02)	—	—	(0.03)

Total distributions	—		(0.47)	(0.34)	(0.32)	(0.27)	(0.34)

Net asset value, end of period/year	$11.05		$10.94	$11.19	$10.59	$10.18	$10.21

Total return (C)	1.01	%(D)	1.95%	9.09%	7.20%	2.36%	8.71%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,239,239		$1,263,360	$1,305,606	$1,324,891	$1,148,570	$1,025,268
Expenses to average net assets (E)	0.39	%(F)	0.40%	0.40%	0.39%	0.38%	0.38%
Net investment income (loss) to average net assets (B)	0.88	%(F)	1.84%	2.35%	2.93%	3.22%	2.86%
Portfolio turnover rate (G)	24	%(D)	34%	33%	67%	29%	41%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Asset Allocation - Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Futures contracts: The Portfolio is subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2015, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is shown on the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

All of the Portfolio holdings in investment companies are considered affiliated. Interest, dividends, realized and unrealized gains (losses) are broken out on the Statement of Operations.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $10 billion	0.10%
Over $10 billion	0.09%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.25%	May 1, 2016

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.0175% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities	Sales of Securities
$ 338,259,886	$ 447,542,403

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015. The primary risks pertaining to each derivative type is disclosed in further detail within the Organization and Significant Accounting Policies section of the notes.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized appreciation on futures contracts (A) (B)	$595,439	$1,422,290	$1,137,150	$—	$—	$3,154,879
Total (C)	$595,439	$1,422,290	$1,137,150	$—	$—	$3,154,879

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (B)	$—	$(334,350)	$—	$—	$—	$(334,350)
Total (C)	$—	$(334,350)	$—	$—	$—	$(334,350)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(868,850)	$8,391,416	$(23,143,246)	$—	$—	$(15,620,680)
Total	$(868,850)	$8,391,416	$(23,143,246)	$—	$—	$(15,620,680)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$628,899	$(5,122,475)	$7,734,255	$—	$—	$3,240,679
Total	$628,899	$(5,122,475)	$7,734,255	$—	$—	$3,240,679

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

Futures Contracts at Notional Amount
Long	Short
69,292,036	(215,435,929)

NOTE 6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 6. (continued)

taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.0225% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Conservative VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation – Conservative VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was in line with the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its primary benchmark for the past 3-, 5- and 10-year periods and below its primary benchmark for the past 1-year period. The Trustees discussed with TAM the reasons for the underperformance relative to the peer universe and primary benchmark for certain periods and agreed to continue to closely monitor the performance of the Portfolio. The Board also noted that the Sub-Adviser had commenced subadvising the Portfolio on May 1, 2014, but that the portfolio management team had remained the same.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Conservative VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Conservative VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,037.90	$0.71	$1,024.10	$0.70	0.14%
Service Class	1,000.00	1,037.40	1.97	1,022.90	1.96	0.39

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity	68.7%
Global/International Equity	13.8
Tactical and Specialty	8.8
Fixed Income	6.0
Alternative Investments	1.3
Repurchase Agreement	0.9
Net Other Assets (Liabilities) ^	0.5
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, securities sold short, TBA short commitments, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.6%
Alternative Investments - 1.3%
Transamerica MLP & Energy Income (A)	1,394,489	$ 14,195,896

Fixed Income - 6.0%
Transamerica High Yield Bond (A)	6,843,801	64,331,732

Global/International Equity - 13.8%
Transamerica Emerging Markets Equity (A)	4,220,446	41,571,397
Transamerica International Equity (A)	1,035,064	18,672,562
Transamerica International Equity Opportunities (A)	4,175,528	33,654,755
Transamerica International Small Cap (A)	3,488,398	35,302,584
Transamerica International Small Cap Value (A)	1,463,113	18,479,114

		147,680,412

Tactical and Specialty - 8.8%
Transamerica Global Multifactor Macro (A) (B)	3,802,372	37,985,692
Transamerica Managed Futures Strategy (A)	5,200,293	56,163,159

		94,148,851

U.S. Equity - 68.7%
Transamerica Capital Growth (A)	4,958,786	85,985,351
Transamerica Growth Opportunities (A)	3,552,627	38,368,370
Transamerica Jennison Growth VP (C)	7,513,431	85,953,653
Transamerica JPMorgan Mid Cap Value VP (C)	3,401,244	78,330,644
Transamerica Large Cap Value (A)	7,231,510	93,720,371
Transamerica Mid Cap Growth (A)	5,362,061	66,275,078
Transamerica Mid Cap Value Opportunities (A)	7,050,279	78,187,594
Transamerica Small Cap Core (A)	1,727,814	18,159,320
Transamerica Small Cap Growth (A)	3,731,328	49,514,727

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity (continued)
Transamerica Small Cap Value (A)	4,069,360	$ 49,035,787
Transamerica Small Company Growth Liquidating Trust (B) (D) (E) (F) (G) (H)	3,075	10,255
Transamerica Systematic Small/Mid Cap Value VP (C)	630,659	14,795,262
Transamerica T. Rowe Price Small Cap VP (C)	2,095,724	33,657,334
Transamerica Voya Mid Cap Opportunities VP (C)	3,424,216	44,822,994

		736,816,740

Total Investment Companies (Cost $956,684,745)		1,057,173,631

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.01% (I), dated 06/30/2015, to be repurchased at $9,802,776 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/25/2034, and with a value of $9,999,133.	$ 9,802,773	9,802,773

Total Repurchase Agreement (Cost $9,802,773)		9,802,773

Total Investments (Cost $966,487,518) (J)		1,066,976,404
Net Other Assets (Liabilities) - 0.5%		4,998,579

Net Assets - 100.0%		$ 1,071,974,983

FUTURES CONTRACTS: (K)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
DAX® Index	Long	60	09/18/2015	$200,890	$—
EUR Currency	Short	(750)	09/14/2015	1,296,071	—
MSCI EAFE Mini Index	Long	400	09/18/2015	—	(736,520)
S&P 500® E-Mini	Short	(20)	09/18/2015	21,090	—

Total				$1,518,051	$(736,520)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value at June 30, 2015
ASSETS
Investments
Investment Companies	$1,057,163,376	$—	$10,255	$1,057,173,631
Repurchase Agreement	—	9,802,773	—	9,802,773

Total Investments	$1,057,163,376	$9,802,773	$10,255	$1,066,976,404

Other Financial Instruments
Futures Contracts (M)	$1,518,051	$—	$—	$1,518,051

Total Other Financial Instruments	$1,518,051	$—	$—	$1,518,051

LIABILITIES
Other Financial Instruments
Futures Contracts (M)	$(736,520)	$—	$—	$(736,520)

Total Other Financial Instruments	$(736,520)	$—	$—	$(736,520)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(D)	Investment in affiliated company of Transamerica Asset Management, Inc.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $10,255, representing less than 0.1% of the Portfolio’s net assets.
(F)	Illiquid security. Total aggregate value of illiquid securities is $10,255, representing less than 0.1% of the Portfolio’s net assets.
(G)	At June 30, 2015, the Portfolio owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$30,750	$10,255	0.0	%(O)

(H)	Security is Level 3 of the fair value hierarchy.
(I)	Rate disclosed reflects the yield at June 30, 2015.
(J)	Aggregate cost for federal income tax purposes is $966,487,518. Aggregate gross unrealized appreciation and depreciation for all securities is $110,073,385 and $9,584,499, respectively. Net unrealized appreciation for tax purposes is $100,488,886.
(K)	Cash in the amount of $5,044,674 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(L)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(M)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(N)	Level 3 securities were not considered significant to the Portfolio.
(O)	Percentage rounds to less than 0.1% or (0.1)%.

CURRENCY ABBREVIATION:

EUR	Euro

PORTFOLIO ABBREVIATIONS:

DAX	Deutscher Aktienindex (Frankfurt Stock Index)
EAFE	Europe, Australasia and Far East

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Affiliated investments, at value (cost $956,684,745)	$1,057,173,631
Repurchase agreement, at value (cost $9,802,773)	9,802,773
Cash on deposit with broker	5,044,674
Receivables:
Shares sold	337,915
Interest	3
Variation margin receivable on derivative financial instruments	751,075
Prepaid expenses	3,786

Total assets	1,073,113,857

Liabilities:
Payables and other liabilities:
Shares redeemed	845,454
Investment advisory fees	96,259
Distribution and service fees	68,947
Administration fees	16,845
Transfer agent fees	3,578
Trustees and CCO fees	6,092
Audit and tax fees	9,189
Legal fees	16,546
Printing and shareholder reports fees	74,639
Other	1,325

Total liabilities	1,138,874

Net assets	$1,071,974,983

Net assets consist of:
Capital stock ($0.01 par value)	$913,469
Additional paid-in capital	994,845,072
Undistributed (distributions in excess of) net investment income (loss)	17,396,716
Accumulated net realized gain (loss)	(42,450,691)
Net unrealized appreciation (depreciation) on:
Affiliated investments	100,488,886
Futures contracts	781,531

Net assets	$1,071,974,983

Net assets by class:
Initial Class	$762,808,508
Service Class	309,166,475

Shares outstanding:
Initial Class	64,823,272
Service Class	26,523,609

Net asset value and offering price per share:
Initial Class	$11.77
Service Class	11.66

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income from affiliated investments	$2,303,616
Interest income from repurchase agreements	812

Total investment income	2,304,428

Expenses:
Investment advisory fees	563,517
Distribution and service fees:
Service Class	386,871
Administration fees	98,616
Transfer agent fees	7,947
Trustees and CCO fees	17,168
Audit and tax fees	12,934
Custody fees	21,447
Legal fees	35,223
Printing and shareholder reports fees	31,573
Other	20,458

Total expenses	1,195,754

Net investment income (loss)	1,108,674

Net realized gain (loss) on:
Affiliated investments	51,221,937
Futures contracts	(2,965,752)

Net realized gain (loss)	48,256,185

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(3,645,924)
Futures contracts	(1,812,473)

Net change in unrealized appreciation (depreciation)	(5,458,397)

Net realized and change in unrealized gain (loss)	42,797,788

Net increase (decrease) in net assets resulting from operations	$43,906,462

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$1,108,674	$16,294,961
Net realized gain (loss)	48,256,185	128,764,192
Net change in unrealized appreciation (depreciation)	(5,458,397)	(116,116,511)

Net increase (decrease) in net assets resulting from operations	43,906,462	28,942,642

Distributions to shareholders:
Net investment income:
Initial Class	—	(19,823,458)
Service Class	—	(6,549,081)

Total distributions from net investment income	—	(26,372,539)

Capital share transactions:
Proceeds from shares sold:
Initial Class	7,478,768	25,780,302
Service Class	15,347,545	33,823,961

	22,826,313	59,604,263

Dividends and distributions reinvested:
Initial Class	—	19,823,458
Service Class	—	6,549,081

	—	26,372,539

Cost of shares redeemed:
Initial Class	(108,254,217)	(99,233,565)
Service Class	(17,559,437)	(39,240,248)

	(125,813,654)	(138,473,813)

Net increase (decrease) in net assets resulting from capital share transactions	(102,987,341)	(52,497,011)

Net increase (decrease) in net assets	(59,080,879)	(49,926,908)

Net assets:
Beginning of period/year	1,131,055,862	1,180,982,770

End of period/year	$1,071,974,983	$1,131,055,862

Undistributed (distributions in excess of) net investment income (loss)	$17,396,716	$16,288,042

Capital share transactions - shares:
Shares issued:
Initial Class	637,871	2,302,046
Service Class	1,313,586	3,026,745

	1,951,457	5,328,791

Shares reinvested:
Initial Class	—	1,755,842
Service Class	—	584,218

	—	2,340,060

Shares redeemed:
Initial Class	(9,106,918)	(8,856,918)
Service Class	(1,497,140)	(3,549,632)

	(10,604,058)	(12,406,550)

Net increase (decrease) in shares outstanding:
Initial Class	(8,469,047)	(4,799,030)
Service Class	(183,554)	61,331

	(8,652,601)	(4,737,699)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$11.34		$11.30	$9.02	$8.12	$8.70	$7.66

Investment operations:
Net investment income (loss) (A) (B)	0.02		0.17	0.26	0.12	0.11	0.10
Net realized and unrealized gain (loss)	0.41		0.14	2.14	0.90	(0.58)	1.03

Total investment operations	0.43		0.31	2.40	1.02	(0.47)	1.13

Distributions:
Net investment income	—		(0.27)	(0.12)	(0.12)	(0.11)	(0.09)

Net asset value, end of period/year	$11.77		$11.34	$11.30	$9.02	$8.12	$8.70

Total return (C)	3.79	%(D)	2.73%	26.81%	12.60%	(5.42)%	14.95%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$762,809		$830,809	$882,269	$711,850	$713,019	$844,916
Expenses to average net assets (E)	0.14	%(F)	0.15%	0.15%	0.15%	0.14%	0.14%
Net investment income (loss) to average net assets (B)	0.26	%(F)	1.48%	2.56%	1.34%	1.22%	1.23%
Portfolio turnover rate (G)	31	%(D)	64%	20%	63%	27%	16%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$11.24		$11.21	$8.96	$8.06	$8.64	$7.61

Investment operations:
Net investment income (loss) (A) (B)	0.00(C	)	0.14	0.23	0.10	0.08	0.08
Net realized and unrealized gain (loss)	0.42		0.13	2.12	0.90	(0.57)	1.02

Total investment operations	0.42		0.27	2.35	1.00	(0.49)	1.10

Distributions:
Net investment income	—		(0.24)	(0.10)	(0.10)	(0.09)	(0.07)

Net asset value, end of period/year	$11.66		$11.24	$11.21	$8.96	$8.06	$8.64

Total return (D)	3.74	%(E)	2.44%	26.39%	12.39%	(5.69)%	14.65%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$309,166		$300,247	$298,714	$226,019	$204,208	$239,112
Expenses to average net assets (F)	0.39	%(G)	0.40%	0.40%	0.40%	0.39%	0.39%
Net investment income (loss) to average net assets (B)	0.02	%(G)	1.26%	2.32%	1.12%	0.94%	0.99%
Portfolio turnover rate (H)	31	%(E)	64%	20%	63%	27%	16%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. Transamerica Asset Allocation - Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Futures contracts: The Portfolio is subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2015, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is shown on the Statement of Assets and Liabilities.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2015, if any, are identified in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

All of the Portfolio holdings in investment companies are considered affiliated. Interest, dividends, realized and unrealized gains (losses) are broken out on the Statement of Operations.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $10 billion	0.10%
Over $10 billion	0.09%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.25%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.0175% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities	Sales of Securities
$ 336,300,258	$ 430,047,398

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015. The primary risks pertaining to each derivative type is disclosed in further detail within the Organization and Significant Accounting Policies section of the notes.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized appreciation on futures contracts (A) (B)	$—	$1,296,071	$221,980	$—	$—	$1,518,051
Total (C)	$—	$1,296,071	$221,980	$—	$—	$1,518,051

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (B)	$—	$—	$(736,520)	$—	$—	$(736,520)
Total (C)	$—	$—	$(736,520)	$—	$—	$(736,520)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$594,229	$4,547,998	$(8,107,979)	$—	$—	$(2,965,752)
Total	$594,229	$4,547,998	$(8,107,979)	$—	$—	$(2,965,752)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$(952,467)	$(860,006)	$—	$—	$(1,812,473)
Total	$—	$(952,467)	$(860,006)	$—	$—	$(1,812,473)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

Futures Contracts at Notional Amount
Long	Short
18,414	(86,381,417)

NOTE 6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 6. (continued)

taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.0225% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation – Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed with TAM the reasons for the underperformance relative to the peer universe and primary benchmark and agreed to continue to closely monitor the performance of the Portfolio. The Board also noted that the Sub-Adviser had commenced subadvising the Portfolio on May 1, 2014, but that the portfolio management team had remained the same.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was in line with the median for its peer group and below the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,031.40	$0.71	$1,024.10	$0.70	0.14%
Service Class	1,000.00	1,029.40	1.96	1,022.90	1.96	0.39

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity	52.1%
Fixed Income	21.7
Global/International Equity	20.9
Alternative Investments	3.5
Repurchase Agreement	1.4
Tactical and Specialty	0.0 *
Net Other Assets (Liabilities) ^	0.4
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, securities sold short, TBA short commitments, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.2%
Alternative Investments - 3.5%
Transamerica MLP & Energy Income (A)	18,030,449	$ 183,549,969

Fixed Income - 21.7%
Transamerica Bond (A)	23,581,349	240,058,134
Transamerica Core Bond (A)	2,253,500	22,557,538
Transamerica Emerging Markets Debt (A)	5,054,437	50,948,721
Transamerica Flexible Income (A)	14,150,601	132,449,629
Transamerica Floating Rate (A)	7,319,790	72,685,510
Transamerica Global Bond (A)	5,317,383	48,654,056
Transamerica High Yield Bond (A)	33,614,760	315,978,740
Transamerica Intermediate Bond (A)	5,550,484	55,782,362
Transamerica Money Market (A)	32,216	32,216
Transamerica PIMCO Total Return VP (B)	12,835,735	150,178,094
Transamerica Short-Term Bond (A)	58,613	591,405
Transamerica Unconstrained Bond (A)	4,959,629	49,844,274

		1,139,760,679

Global/International Equity - 20.9%
Transamerica Clarion Global Real Estate Securities VP (B)	3,995,827	50,866,878
Transamerica Developing Markets Equity (A)	7,869,789	79,720,959
Transamerica Emerging Markets Equity (A)	7,319,447	72,096,553
Transamerica Global Equity (A) (C)	4,862,953	55,291,777
Transamerica Income & Growth (A)	8,795,502	88,922,524
Transamerica International Equity (A)	7,473,113	134,814,966
Transamerica International Equity Opportunities (A)	22,421,358	180,716,144
Transamerica International Small Cap (A)	25,027,033	253,273,572
Transamerica International Small Cap Value (A)	14,341,033	181,127,252

		1,096,830,625

Tactical and Specialty - 0.0% (D)
Transamerica Global Allocation Liquidating Trust (C) (E) (F) (G) (H) (I)	70,452	547,497

U.S. Equity - 52.1%
Transamerica Capital Growth (A)	17,592,794	305,059,049
Transamerica Dividend Focused (A)	3,065,636	39,761,300
Transamerica Growth Opportunities (A)	4,973,808	53,717,130
Transamerica Jennison Growth VP (B)	26,401,537	302,033,584
Transamerica JPMorgan Mid Cap Value VP (B)	15,704,268	361,669,301

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity (continued)
Transamerica Large Cap Value (A)	34,814,978	$ 451,202,117
Transamerica Mid Cap Growth (A)	10,433,143	128,953,653
Transamerica Mid Cap Value Opportunities (A)	12,608,812	139,831,726
Transamerica Small Cap Core (A)	8,293,974	87,169,671
Transamerica Small Cap Growth (A)	14,327,584	190,127,043
Transamerica Small Cap Value (A)	14,103,353	169,945,404
Transamerica Small Company Growth Liquidating Trust (C) (E) (F) (G) (H) (I)	16,244	54,173
Transamerica Systematic Small/Mid Cap Value VP (B)	7,085,297	166,221,070
Transamerica T. Rowe Price Small Cap VP (B)	11,976,378	192,340,628
Transamerica Voya Large Cap Growth VP (B)	4,935,404	68,651,474
Transamerica Voya Mid Cap Opportunities VP (B)	5,766,429	75,482,553
Transamerica WMC US Growth VP (B)	63,315	2,255,926

		2,734,475,802

Total Investment Companies (Cost $4,682,911,354)		5,155,164,572

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.01% (J), dated 06/30/2015, to be repurchased at $71,625,915 on 07/01/2015. Collateralized by U.S. Government Agency Obligations, 3.00%, due 03/01/2033 -11/01/2033, and with a total value of $73,062,575.	$ 71,625,895	71,625,895

Total Repurchase Agreement (Cost $71,625,895)		71,625,895

Total Investments (Cost $4,754,537,249) (K)		5,226,790,467
Net Other Assets (Liabilities) - 0.4%		18,657,413

Net Assets - 100.0%		$ 5,245,447,880

FUTURES CONTRACTS: (L)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Long	1,350	09/21/2015	$445,677	$—
EUR Currency	Short	(5,345)	09/14/2015	9,237,496	—
JPY Currency	Short	(1,200)	09/14/2015	—	(2,006,100)
S&P 500® E-Mini	Short	(2,600)	09/18/2015	3,265,488	—

Total				$12,948,661	$(2,006,100)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value at June 30, 2015
ASSETS
Investments
Investment Companies	$5,154,562,902	$—	$601,670	$5,155,164,572
Repurchase Agreement	—	71,625,895	—	71,625,895

Total Investments	$5,154,562,902	$71,625,895	$601,670	$5,226,790,467

Other Financial Instruments
Futures Contracts (O)	$12,948,661	$—	$—	$12,948,661

Total Other Financial Instruments	$12,948,661	$—	$—	$12,948,661

LIABILITIES
Other Financial Instruments
Futures Contracts (O)	$(2,006,100)	$—	$—	$(2,006,100)

Total Other Financial Instruments	$(2,006,100)	$—	$—	$(2,006,100)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Investment in affiliated company of Transamerica Asset Management, Inc.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $601,670, representing less than 0.1% of the Portfolio’s net assets.
(G)	Illiquid security. Total aggregate value of illiquid securities is $601,670, representing less than 0.1% of the Portfolio’s net assets.
(H)	At June 30, 2015, the Portfolio owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$724,839	$547,497	0.0	%(D)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	162,437	54,173	0.0	(D)

			$887,276	$601,670	0.0	%(D)

(I)	Security is Level 3 of the fair value hierarchy.
(J)	Rate disclosed reflects the yield at June 30, 2015.
(K)	Aggregate cost for federal income tax purposes is $4,754,537,249. Aggregate gross unrealized appreciation and depreciation for all securities is $541,696,411 and $69,443,193, respectively. Net unrealized appreciation for tax purposes is $472,253,218.
(L)	Cash in the amount of $34,811,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(M)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Portfolio.
(O)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Affiliated investments, at value (cost $4,682,911,354)	$5,155,164,572
Repurchase agreement, at value (cost $71,625,895)	71,625,895
Cash on deposit with broker	34,811,000
Receivables:
Interest	20
Dividends	45,886
Variation margin receivable on derivative financial instruments	6,642,149
Prepaid expenses	18,060

Total assets	5,268,307,582

Liabilities:
Payables and other liabilities:
Shares redeemed	6,018,906
Investments purchased	14,999,999
Investment advisory fees	467,697
Distribution and service fees	914,903
Administration fees	81,847
Transfer agent fees	17,026
Trustees and CCO fees	28,159
Audit and tax fees	18,570
Custody fees	4,608
Legal fees	79,280
Printing and shareholder reports fees	222,339
Other	6,368

Total liabilities	22,859,702

Net assets	$5,245,447,880

Net assets consist of:
Capital stock ($0.01 par value)	$4,034,023
Additional paid-in capital	4,443,573,133
Undistributed (distributions in excess of) net investment income (loss)	126,057,716
Accumulated net realized gain (loss)	188,587,229
Net unrealized appreciation (depreciation) on:
Affiliated investments	472,253,218
Futures contracts	10,942,561

Net assets	$5,245,447,880

Net assets by class:
Initial Class	$1,129,146,991
Service Class	4,116,300,889

Shares outstanding:
Initial Class	85,954,664
Service Class	317,447,659

Net asset value and offering price per share:
Initial Class	$13.14
Service Class	12.97

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income from affiliated investments	$30,404,690
Interest income from repurchase agreements	8,554

Total investment income	30,413,244

Expenses:
Investment advisory fees	2,682,023
Distribution and service fees:
Service Class	5,192,242
Administration fees	469,354
Transfer agent fees	37,771
Trustees and CCO fees	81,220
Audit and tax fees	38,547
Custody fees	80,075
Legal fees	167,301
Printing and shareholder reports fees	79,446
Other	98,175

Total expenses	8,926,154

Net investment income (loss)	21,487,090

Net realized gain (loss) on:
Affiliated investments	147,924,946
Futures contracts	(21,122,566)

Net realized gain (loss)	126,802,380

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	10,588,006
Futures contracts	1,668,234

Net change in unrealized appreciation (depreciation)	12,256,240

Net realized and change in unrealized gain (loss)	139,058,620

Net increase (decrease) in net assets resulting from operations	$160,545,710

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$21,487,090	$104,590,284
Net realized gain (loss)	126,802,380	345,436,363
Net change in unrealized appreciation (depreciation)	12,256,240	(319,757,072)

Net increase (decrease) in net assets resulting from operations	160,545,710	130,269,575

Distributions to shareholders:
Net investment income:
Initial Class	—	(34,511,457)
Service Class	—	(104,408,696)

Total distributions from net investment income	—	(138,920,153)

Capital share transactions:
Proceeds from shares sold:
Initial Class	8,526,001	22,596,557
Service Class	39,205,238	102,605,740

	47,731,239	125,202,297

Dividends and distributions reinvested:
Initial Class	—	34,511,457
Service Class	—	104,408,696

	—	138,920,153

Cost of shares redeemed:
Initial Class	(159,116,972)	(155,111,162)
Service Class	(168,563,708)	(311,948,379)

	(327,680,680)	(467,059,541)

Net increase (decrease) in net assets resulting from capital share transactions	(279,949,441)	(202,937,091)

Net increase (decrease) in net assets	(119,403,731)	(211,587,669)

Net assets:
Beginning of period/year	5,364,851,611	5,576,439,280

End of period/year	$5,245,447,880	$5,364,851,611

Undistributed (distributions in excess of) net investment income (loss)	$126,057,716	$104,570,626

Capital share transactions - shares:
Shares issued:
Initial Class	647,036	1,778,025
Service Class	2,993,152	8,158,474

	3,640,188	9,936,499

Shares reinvested:
Initial Class	—	2,706,781
Service Class	—	8,279,833

	—	10,986,614

Shares redeemed:
Initial Class	(12,026,055)	(12,222,017)
Service Class	(13,004,759)	(24,851,039)

	(25,030,814)	(37,073,056)

Net increase (decrease) in shares outstanding:
Initial Class	(11,379,019)	(7,737,211)
Service Class	(10,011,607)	(8,412,732)

	(21,390,626)	(16,149,943)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$12.74		$12.76	$10.94	$10.14	$10.58	$9.61

Investment operations:
Net investment income (loss) (A) (B)	0.06		0.27	0.34	0.26	0.25	0.21
Net realized and unrealized gain (loss)	0.34		0.06	1.76	0.81	(0.47)	0.98

Total investment operations	0.40		0.33	2.10	1.07	(0.22)	1.19

Distributions:
Net investment income	—		(0.35)	(0.28)	(0.27)	(0.22)	(0.22)

Net asset value, end of period/year	$13.14		$12.74	$12.76	$10.94	$10.14	$10.58

Total return (C)	3.14	%(D)	2.57%	19.38%	10.64%	(2.01)%	12.73%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,129,147		$1,240,441	$1,340,215	$1,228,709	$1,238,065	$1,442,467
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.14	%(F)	0.15%	0.14%	0.14%	0.13%	0.13%
Net investment income (loss) to average net assets (B)	0.98	%(F)	2.09%	2.84%	2.45%	2.37%	2.13%
Portfolio turnover rate (G)	14	%(D)	35%	27%	59%	30%	29%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$12.60		$12.61	$10.82	$10.03	$10.47	$9.52

Investment operations:
Net investment income (loss) (A) (B)	0.05		0.23	0.31	0.24	0.23	0.19
Net realized and unrealized gain (loss)	0.32		0.08	1.73	0.79	(0.47)	0.96

Total investment operations	0.37		0.31	2.04	1.03	(0.24)	1.15

Distributions:
Net investment income	—		(0.32)	(0.25)	(0.24)	(0.20)	(0.20)

Net asset value, end of period/year	$12.97		$12.60	$12.61	$10.82	$10.03	$10.47

Total return (C)	2.94	%(D)	2.45%	19.04%	10.37%	(2.28)%	12.40%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,116,301		$4,124,411	$4,236,224	$3,576,194	$3,379,997	$3,703,837
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.39	%(F)	0.40%	0.39%	0.39%	0.38%	0.38%
Net investment income (loss) to average net assets (B)	0.75	%(F)	1.86%	2.67%	2.24%	2.16%	1.94%
Portfolio turnover rate (G)	14	%(D)	35%	27%	59%	30%	29%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Asset Allocation - Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Futures contracts: The Portfolio is subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2015, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is shown on the Statement of Assets and Liabilities.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2015, if any, are identified in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

All of the Portfolio holdings in investment companies are considered affiliated. Interest, dividends, realized and unrealized gains (losses) are broken out on the Statement of Operations.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $10 billion	0.10%
Over $10 billion	0.09%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.25%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.0175% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities	Sales of Securities
$ 709,126,408	$ 959,517,636

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015. The primary risks pertaining to each derivative type is disclosed in further detail within the Organization and Significant Accounting Policies section of the notes.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized appreciation on futures contracts (A) (B)	$445,677	$9,237,496	$3,265,488	$—	$—	$12,948,661
Total (C)	$445,677	$9,237,496	$3,265,488	$—	$—	$12,948,661

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (B)	$—	$(2,006,100)	$—	$—	$—	$(2,006,100)
Total (C)	$—	$(2,006,100)	$—	$—	$—	$(2,006,100)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(6,464,300)	$60,814,389	$(75,472,655)	$—	$—	$(21,122,566)
Total	$(6,464,300)	$60,814,389	$(75,472,655)	$—	$—	$(21,122,566)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$643,167	$(24,985,082)	$26,010,149	$—	$—	$1,668,234
Total	$643,167	$(24,985,082)	$26,010,149	$—	$—	$1,668,234

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

Futures Contracts at Notional Amount
Long	Short
87,307,821	(1,041,932,500)

NOTE 6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 6. (continued)

sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.0225% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation – Moderate Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed with TAM the reasons for the underperformance relative to the peer universe and primary benchmark and agreed to continue to closely monitor the performance of the Portfolio. The Board also noted that the Sub-Adviser had commenced subadvising the Portfolio on May 1, 2014, but that the portfolio management team had remained the same.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,018.10	$0.70	$1,024.10	$0.70	0.14%
Service Class	1,000.00	1,016.60	1.95	1,022.90	1.96	0.39

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Fixed Income	41.4%
U.S. Equity	34.4
Global/International Equity	16.9
Alternative Investments	3.4
Repurchase Agreement	3.0
Inflation-Protected Securities	0.7
Tactical and Specialty	0.0 *
Net Other Assets (Liabilities) ^	0.2
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, securities sold short, TBA short commitments, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.8%
Alternative Investments - 3.4%
Transamerica MLP & Energy Income (A)	21,966,489	$ 223,618,856

Fixed Income - 41.4%
Transamerica Bond (A)	22,933,838	233,466,466
Transamerica Core Bond (A)	18,023,172	180,411,955
Transamerica Flexible Income (A)	25,007,704	234,072,114
Transamerica Floating Rate (A)	13,624,999	135,296,235
Transamerica High Yield Bond (A)	24,002,875	225,627,030
Transamerica Intermediate Bond (A)	18,340,346	184,320,475
Transamerica Money Market (A)	23,557,129	23,557,129
Transamerica PIMCO Total Return VP (B)	50,012,768	585,149,383
Transamerica Short-Term Bond (A)	65,996,299	665,902,661
Transamerica Unconstrained Bond (A)	12,486,961	125,493,960
Transamerica Voya Intermediate Bond VP (B)	13,226,153	133,451,888
Transamerica Voya Limited Maturity Bond VP (B)	2,907,337	29,364,100

		2,756,113,396

Global/International Equity - 16.9%
Transamerica Clarion Global Real Estate Securities VP (B)	5,543,960	70,574,607
Transamerica Developing Markets Equity (A)	6,953,327	70,437,201
Transamerica Emerging Markets Equity (A)	7,363,108	72,526,613
Transamerica Global Equity (A) (C)	5,393,457	61,323,607
Transamerica Income & Growth (A)	22,785,070	230,357,055
Transamerica International Equity (A)	6,412,773	115,686,432
Transamerica International Equity Opportunities (A)	12,663,416	102,067,132
Transamerica International Small Cap (A)	24,817,156	251,149,622
Transamerica International Small Cap Value (A)	12,005,420	151,628,457

		1,125,750,726

Inflation-Protected Securities - 0.7%
Transamerica Inflation Opportunities (A)	5,105,736	49,780,926

Tactical and Specialty - 0.0% (D)
Transamerica Global Allocation Liquidating Trust (C) (E) (F) (G) (H) (I)	36,728	285,419

U.S. Equity - 34.4%
Transamerica Capital Growth (A)	14,599,184	253,149,848
Transamerica Concentrated Growth (A)	2,258,837	39,077,879

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity (continued)
Transamerica Growth Opportunities (A)	4,867,204	$ 52,565,805
Transamerica Jennison Growth VP (B)	29,007,363	331,844,234
Transamerica JPMorgan Mid Cap Value VP (B)	16,518,620	380,423,818
Transamerica Large Cap Value (A)	27,540,373	356,923,235
Transamerica Mid Cap Growth (A)	13,531,701	167,251,821
Transamerica Mid Cap Value Opportunities (A)	8,663,319	96,076,213
Transamerica Small Cap Core (A)	9,538,889	100,253,721
Transamerica Small Cap Growth (A)	13,850,281	183,793,229
Transamerica Small Cap Value (A)	14,441,460	174,019,589
Transamerica Small Company Growth Liquidating Trust (C) (E) (F) (G) (H) (I)	5,959	19,875
Transamerica Systematic Small/Mid Cap Value VP (B)	3,950,581	92,680,641
Transamerica T. Rowe Price Small Cap VP (B)	58,017	931,750
Transamerica Voya Mid Cap Opportunities VP (B)	4,790,874	62,712,547
Transamerica WMC US Growth VP (B)	109,383	3,897,334

		2,295,621,539

Total Investment Companies (Cost $6,172,353,733)		6,451,170,862

	Principal	Value
REPURCHASE AGREEMENT - 3.0%
State Street Bank & Trust Co. 0.01% (J), dated 06/30/2015, to be repurchased at $200,642,973 on 07/01/2015. Collateralized by U.S. Government Obligations, 1.38% - 3.38%, due 09/30/2018 - 11/15/2020, and with a total value of $204,658,651.	$ 200,642,917	200,642,917

Total Repurchase Agreement (Cost $200,642,917)		200,642,917

Total Investments (Cost $6,372,996,650) (K)		6,651,813,779
Net Other Assets (Liabilities) - 0.2%		11,077,994

Net Assets - 100.0%		$ 6,662,891,773

FUTURES CONTRACTS: (L)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Long	5,025	09/21/2015	$1,659,259	$—
EUR Currency	Short	(5,840)	09/14/2015	10,092,980	—
JPY Currency	Short	(1,000)	09/14/2015	—	(1,671,750)
NASDAQ-100 E-Mini Index	Long	1,000	09/18/2015	—	(762,000)
S&P 500® E-Mini	Short	(600)	09/18/2015	1,431,825	—

Total				$13,184,064	$(2,433,750)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value at June 30, 2015
ASSETS
Investments
Investment Companies	$6,450,865,568	$—	$305,294	$6,451,170,862
Repurchase Agreement	—	200,642,917	—	200,642,917

Total Investments	$6,450,865,568	$200,642,917	$305,294	$6,651,813,779

Other Financial Instruments
Futures Contracts (O)	$13,184,064	$—	$—	$13,184,064

Total Other Financial Instruments	$13,184,064	$—	$—	$13,184,064

LIABILITIES
Other Financial Instruments
Futures Contracts (O)	$(2,433,750)	$—	$—	$(2,433,750)

Total Other Financial Instruments	$(2,433,750)	$—	$—	$(2,433,750)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Investment in affiliated company of Transamerica Asset Management, Inc.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $305,294, representing less than 0.1% of the Portfolio’s net assets.
(G)	Illiquid security. Total aggregate value of illiquid securities is $305,294, representing less than 0.1% of the Portfolio’s net assets.
(H)	At June 30, 2015, the Portfolio owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$377,870	$285,419	0.0	%(D)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	59,594	19,875	0.0	(D)

			$437,464	$305,294	0.0	%(D)

(I)	Security is Level 3 of the fair value hierarchy.
(J)	Rate disclosed reflects the yield at June 30, 2015.
(K)	Aggregate cost for federal income tax purposes is $6,372,996,650. Aggregate gross unrealized appreciation and depreciation for all securities is $375,195,478 and $96,378,349, respectively. Net unrealized appreciation for tax purposes is $278,817,129.
(L)	Cash in the amount of $31,585,750 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(M)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Portfolio.
(O)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen

PORTFOLIO ABBREVIATION:

NASDAQ	National Association of Securities Dealers Automated Quotations

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Affiliated investments, at value (cost $6,172,353,733)	$6,451,170,862
Repurchase agreement, at value (cost $200,642,917)	200,642,917
Cash on deposit with broker	31,585,750
Receivables:
Shares sold	240,903
Interest	56
Dividends	347,913
Variation margin receivable on derivative financial instruments	7,866,130
Prepaid expenses	21,323

Total assets	6,691,875,854

Liabilities:
Payables and other liabilities:
Shares redeemed	1,612,460
Investments purchased	24,999,996
Investment advisory fees	591,347
Distribution and service fees	1,312,287
Administration fees	103,486
Transfer agent fees	19,814
Trustees and CCO fees	33,843
Audit and tax fees	15,439
Legal fees	82,805
Printing and shareholder reports fees	206,101
Other	6,503

Total liabilities	28,984,081

Net assets	$6,662,891,773

Net assets consist of:
Capital stock ($0.01 par value)	$5,441,333
Additional paid-in capital	5,871,690,421
Undistributed (distributions in excess of) net investment income (loss)	155,930,803
Accumulated net realized gain (loss)	340,261,773
Net unrealized appreciation (depreciation) on:
Affiliated investments	278,817,129
Futures contracts	10,750,314

Net assets	$6,662,891,773

Net assets by class:
Initial Class	$737,983,308
Service Class	5,924,908,465

Shares outstanding:
Initial Class	59,588,306
Service Class	484,545,025

Net asset value and offering price per share:
Initial Class	$12.38
Service Class	12.23

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income from affiliated investments	$45,964,359
Interest income from repurchase agreements	17,396

Total investment income	45,981,755

Expenses:
Investment advisory fees	3,387,474
Distribution and service fees:
Service Class	7,459,303
Administration fees	592,808
Transfer agent fees	47,140
Trustees and CCO fees	101,185
Audit and tax fees	47,364
Custody fees	95,013
Legal fees	196,298
Printing and shareholder reports fees	92,043
Other	114,778

Total expenses	12,133,406

Net investment income (loss)	33,848,349

Net realized gain (loss) on:
Affiliated investments	151,232,151
Futures contracts	(21,385,870)

Net realized gain (loss)	129,846,281

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(45,469,087)
Futures contracts	(2,278,731)

Net change in unrealized appreciation (depreciation)	(47,747,818)

Net realized and change in unrealized gain (loss)	82,098,463

Net increase (decrease) in net assets resulting from operations	$115,946,812

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$33,848,349	$122,103,486
Net realized gain (loss)	129,846,281	232,157,863
Net change in unrealized appreciation (depreciation)	(47,747,818)	(195,660,926)

Net increase (decrease) in net assets resulting from operations	115,946,812	158,600,423

Distributions to shareholders:
Net investment income:
Initial Class	—	(19,375,925)
Service Class	—	(113,692,294)

Total distributions from net investment income	—	(133,068,219)

Capital share transactions:
Proceeds from shares sold:
Initial Class	4,723,937	16,407,565
Service Class	70,602,150	1,096,271,538

	75,326,087	1,112,679,103

Dividends and distributions reinvested:
Initial Class	—	19,375,925
Service Class	—	113,692,294

	—	133,068,219

Cost of shares redeemed:
Initial Class	(122,171,734)	(119,177,202)
Service Class	(125,618,066)	(81,374,699)

	(247,789,800)	(200,551,901)

Net increase (decrease) in net assets resulting from capital share transactions	(172,463,713)	1,045,195,421

Net increase (decrease) in net assets	(56,516,901)	1,070,727,625

Net assets:
Beginning of period/year	6,719,408,674	5,648,681,049

End of period/year	$6,662,891,773	$6,719,408,674

Undistributed (distributions in excess of) net investment income (loss)	$155,930,803	$122,082,454

Capital share transactions - shares:
Shares issued:
Initial Class	379,072	1,353,981
Service Class	5,744,447	91,249,807

	6,123,519	92,603,788

Shares reinvested:
Initial Class	—	1,592,106
Service Class	—	9,442,882

	—	11,034,988

Shares redeemed:
Initial Class	(9,747,552)	(9,829,077)
Service Class	(10,186,691)	(6,810,889)

	(19,934,243)	(16,639,966)

Net increase (decrease) in shares outstanding:
Initial Class	(9,368,480)	(6,882,990)
Service Class	(4,442,244)	93,881,800

	(13,810,724)	86,998,810

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$12.17		$12.10	$10.93	$10.26	$10.45	$9.77

Investment operations:
Net investment income (loss) (A)(B)	0.07		0.26	0.32	0.32	0.32	0.27
Net realized and unrealized gain (loss)	0.14		0.09	1.14	0.64	(0.26)	0.71

Total investment operations	0.21		0.35	1.46	0.96	0.06	0.98

Distributions:
Net investment income	—		(0.28)	(0.29)	(0.29)	(0.25)	(0.30)

Net asset value, end of period/year	$12.38		$12.17	$12.10	$10.93	$10.26	$10.45

Total return (C)	1.81	%(D)	2.77%	13.50%	9.44%	0.59%	10.37%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$737,983		$838,875	$917,763	$911,127	$946,623	$1,083,121
Expenses to average net assets (E)	0.14	%(F)	0.14%	0.14%	0.14%	0.13%	0.13%
Net investment income (loss) to average net assets (B)	1.20	%(F)	2.10%	2.74%	2.94%	3.04%	2.68%
Portfolio turnover rate (G)	17	%(D)	22%	25%	50%	23%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$12.03		$11.97	$10.82	$10.17	$10.37	$9.70

Investment operations:
Net investment income (loss) (A) (B)	0.06		0.24	0.31	0.30	0.32	0.25
Net realized and unrealized gain (loss)	0.14		0.07	1.10	0.62	(0.29)	0.70

Total investment operations	0.20		0.31	1.41	0.92	0.03	0.95

Distributions:
Net investment income	—		(0.25)	(0.26)	(0.27)	(0.23)	(0.28)

Net asset value, end of period/year	$12.23		$12.03	$11.97	$10.82	$10.17	$10.37

Total return (C)	1.66	%(D)	2.61%	13.23%	9.11%	0.29%	10.14%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,924,909		$5,880,534	$4,730,918	$3,488,590	$2,772,819	$2,178,041
Expenses to average net assets (E)	0.39	%(F)	0.39%	0.39%	0.39%	0.38%	0.38%
Net investment income (loss) to average net assets (B)	0.97	%(F)	1.97%	2.69%	2.84%	3.02%	2.50%
Portfolio turnover rate (G)	17	%(D)	22%	25%	50%	23%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. Transamerica Asset Allocation - Moderate VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Futures contracts: The Portfolio is subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2015, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is shown on the Statement of Assets and Liabilities.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2015, if any, are identified in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

All of the Portfolio holdings in investment companies are considered affiliated. Interest, dividends, realized and unrealized gains (losses) are broken out on the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $10 billion	0.10%
Over $10 billion	0.09%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.25%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.0175% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities	Sales of Securities
$ 1,059,526,487	$ 1,237,661,777

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015. The primary risks pertaining to each derivative type is disclosed in further detail within the Organization and Significant Accounting Policies section of the notes.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized appreciation on futures contracts (A) (B)	$1,659,259	$10,092,980	$1,431,825	$—	$—	$13,184,064
Total (C)	$1,659,259	$10,092,980	$1,431,825	$—	$—	$13,184,064

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (B)	$—	$(1,671,750)	$(762,000)	$—	$—	$(2,433,750)
Total (C)	$—	$(1,671,750)	$(762,000)	$—	$—	$(2,433,750)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(10,177,195)	$63,964,652	$(75,173,327)	$—	$—	$(21,385,870)
Total	$(10,177,195)	$63,964,652	$(75,173,327)	$—	$—	$(21,385,870)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$1,786,559	$(27,954,298)	$23,889,008	$—	$—	$(2,278,731)
Total	$1,786,559	$(27,954,298)	$23,889,008	$—	$—	$(2,278,731)

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

Futures Contracts at Notional Amount
Long	Short
177,023,000	(1,110,425,000)

NOTE 6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.0225% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation – Moderate VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed with TAM the reasons for the underperformance relative to the peer universe and primary benchmark and agreed to continue to closely monitor the performance of the Portfolio. The Board also noted that the Sub-Adviser had commenced subadvising the Portfolio on May 1, 2014, but that the portfolio management team had remained the same.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Asset Allocation – Moderate VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Barrow Hanley Dividend Focused VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Initial Class	$1,000.00	$983.10	$3.49	$1,021.30	$3.56	0.71%
Service Class	1,000.00	981.70	4.72	1,020.00	4.81	0.96

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	99.8%
Securities Lending Collateral	3.8
Net Other Assets (Liabilities)	(3.6)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 10.9%
General Dynamics Corp.	179,700	$ 25,461,693
Honeywell International, Inc.	344,300	35,108,271
Raytheon Co.	402,500	38,511,200

		99,081,164

Airlines - 3.4%
Southwest Airlines Co.	932,000	30,839,880

Banks - 5.8%
PNC Financial Services Group, Inc.	83,000	7,938,950
Wells Fargo & Co.	794,100	44,660,184

		52,599,134

Capital Markets - 5.3%
Ameriprise Financial, Inc.	83,300	10,406,669
State Street Corp.	489,700	37,706,900

		48,113,569

Construction Materials - 2.5%
CRH PLC, ADR	793,992	22,319,115

Consumer Finance - 2.6%
American Express Co.	306,100	23,790,092

Diversified Financial Services - 8.7%
Bank of America Corp.	2,420,100	41,190,102
JPMorgan Chase & Co.	560,700	37,993,032

		79,183,134

Diversified Telecommunication Services - 5.9%
AT&T, Inc.	683,700	24,285,024
Verizon Communications, Inc.	626,000	29,177,860

		53,462,884

Electric Utilities - 1.5%
Entergy Corp., Class B	187,800	13,239,900

Food & Staples Retailing - 2.9%
Wal-Mart Stores, Inc.	374,500	26,563,285

Health Care Equipment & Supplies - 4.5%
Medtronic PLC	548,500	40,643,850

Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	283,200	23,689,680

Household Durables - 1.9%
Lennar Corp., Class A (A)	343,200	17,516,928

Industrial Conglomerates - 1.0%
General Electric Co.	350,700	9,318,099

Insurance - 1.6%
Loews Corp.	373,700	14,391,187

Machinery - 5.1%
Illinois Tool Works, Inc., Class A	278,900	25,600,231
Stanley Black & Decker, Inc.	192,831	20,293,535

		45,893,766

Metals & Mining - 0.7%
Rio Tinto PLC, ADR (A)	163,100	6,721,351

Multiline Retail - 2.8%
Target Corp.	317,100	25,884,873

Oil, Gas & Consumable Fuels - 10.2%
BP PLC, ADR	645,548	25,796,098
ConocoPhillips	399,831	24,553,622
Occidental Petroleum Corp.	300,959	23,405,581

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Phillips 66	234,800	$ 18,915,488

		92,670,789

Paper & Forest Products - 1.0%
International Paper Co.	181,800	8,651,862

Pharmaceuticals - 11.5%
Johnson & Johnson	313,000	30,504,980
Merck & Co., Inc.	584,400	33,269,892
Pfizer, Inc.	1,222,300	40,983,719

		104,758,591

Road & Rail - 1.1%
Norfolk Southern Corp.	114,200	9,976,512

Specialty Retail - 1.5%
Gap, Inc., Class A (A)	345,800	13,199,186

Tobacco - 4.8%
Altria Group, Inc.	339,700	16,614,727
Philip Morris International, Inc.	335,300	26,881,001

		43,495,728

Total Common Stocks (Cost $752,160,456)		906,004,559

SECURITIES LENDING COLLATERAL - 3.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	34,484,219	34,484,219

Total Securities Lending Collateral (Cost $34,484,219)		34,484,219

Total Investments (Cost $786,644,675) (C)		940,488,778
Net Other Assets (Liabilities) - (3.6)%		(32,791,096)

Net Assets - 100.0%		$ 907,697,682

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Common Stocks	$906,004,559	$—	$—	$906,004,559
Securities Lending Collateral	34,484,219	—	—	34,484,219

Total Investments	$940,488,778	$—	$—	$940,488,778

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $33,700,037. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at June 30, 2015.
(C)	Aggregate cost for federal income tax purposes is $786,644,675. Aggregate gross unrealized appreciation and depreciation for all securities is $175,626,404 and $21,782,301, respectively. Net unrealized appreciation for tax purposes is $153,844,103.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Barrow Hanley Dividend Focused VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $786,644,675) (including securities loaned of $33,700,037)	$940,488,778
Receivables:
Shares sold	532,774
Investments sold	1,364,028
Dividends	2,193,048
Net income from securities lending	7,957
Prepaid expenses	3,244

Total assets	944,589,829

Liabilities:
Due to custodian	439,821
Payables and other liabilities:
Shares redeemed	1,247,322
Investment advisory fees	531,044
Distribution and service fees	48,414
Administration fees	20,483
Transfer agent fees	3,185
Trustees and CCO fees	5,870
Audit and tax fees	9,221
Custody fees	807
Legal fees	14,280
Printing and shareholder reports fees	86,283
Other	1,198
Collateral for securities on loan	34,484,219

Total liabilities	36,892,147

Net assets	$907,697,682

Net assets consist of:
Capital stock ($0.01 par value)	$434,849
Additional paid-in capital	1,019,735,562
Undistributed (distributions in excess of) net investment income (loss)	26,216,611
Accumulated net realized gain (loss)	(292,533,443)
Net unrealized appreciation (depreciation) on:
Investments	153,844,103

Net assets	$907,697,682

Net assets by class:
Initial Class	$691,043,535
Service Class	216,654,147

Shares outstanding:
Initial Class	33,101,721
Service Class	10,383,150

Net asset value and offering price per share:
Initial Class	$20.88
Service Class	20.87

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income	$13,276,026
Interest income	1,123
Net income from securities lending	48,067

Total investment income	13,325,216

Expenses:
Investment advisory fees	3,132,356
Distribution and service fees:
Service Class	276,483
Administration fees	121,217
Transfer agent fees	7,083
Trustees and CCO fees	15,326
Audit and tax fees	13,118
Custody fees	46,022
Legal fees	31,675
Printing and shareholder reports fees	35,625
Other	17,359

Total expenses	3,696,264

Net investment income (loss)	9,628,952

Net realized gain (loss) on:
Investments	29,314,305

Net realized gain (loss)	29,314,305

Net change in unrealized appreciation (depreciation) on:
Investments	(54,782,632)

Net change in unrealized appreciation (depreciation)	(54,782,632)

Net realized and change in unrealized gain (loss)	(25,468,327)

Net increase (decrease) in net assets resulting from operations	$(15,839,375)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Barrow Hanley Dividend Focused VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$9,628,952	$16,594,800
Net realized gain (loss)	29,314,305	17,719,315
Net change in unrealized appreciation (depreciation)	(54,782,632)	71,584,907

Net increase (decrease) in net assets resulting from operations	(15,839,375)	105,899,022

Distributions to shareholders:
Net investment income:
Initial Class	—	(10,220,037)
Service Class	—	(2,657,638)

Total distributions from net investment income	—	(12,877,675)

Capital share transactions:
Proceeds from shares sold:
Initial Class	6,933,803	103,204,017
Service Class	11,058,178	90,931,568

	17,991,981	194,135,585

Dividends and distributions reinvested:
Initial Class	—	10,220,037
Service Class	—	2,657,638

	—	12,877,675

Cost of shares redeemed:
Initial Class	(91,439,291)	(127,237,823)
Service Class	(13,382,327)	(40,389,806)

	(104,821,618)	(167,627,629)

Net increase (decrease) in net assets resulting from capital share transactions	(86,829,637)	39,385,631

Net increase (decrease) in net assets	(102,669,012)	132,406,978

Net assets:
Beginning of period/year	1,010,366,694	877,959,716

End of period/year	$907,697,682	$1,010,366,694

Undistributed (distributions in excess of) net investment income (loss)	$26,216,611	$16,587,659

Capital share transactions - shares:
Shares issued:
Initial Class	328,666	5,053,025
Service Class	520,822	4,494,009

	849,488	9,547,034

Shares reinvested:
Initial Class	—	500,982
Service Class	—	130,085

	—	631,067

Shares redeemed:
Initial Class	(4,292,109)	(6,416,675)
Service Class	(629,857)	(1,950,480)

	(4,921,966)	(8,367,155)

Net increase (decrease) in shares outstanding:
Initial Class	(3,963,443)	(862,668)
Service Class	(109,035)	2,673,614

	(4,072,478)	1,810,946

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Barrow Hanley Dividend Focused VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$21.24		$19.19	$15.08	$13.74	$13.65	$12.46

Investment operations:
Net investment income (loss) (A)	0.22		0.36	0.29	0.23	0.20	0.19
Net realized and unrealized gain (loss)	(0.58)		1.96	4.23	1.38	0.14	1.09

Total investment operations	(0.36)		2.32	4.52	1.61	0.34	1.28

Distributions:
Net investment income	—		(0.27)	(0.41)	(0.27)	(0.25)	(0.09)

Net asset value, end of period/year	$20.88		$21.24	$19.19	$15.08	$13.74	$13.65

Total return (B)	(1.69	)%(C)	12.17%	30.24%	11.80%	2.66%	10.44%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$691,044		$787,329	$727,690	$886,999	$1,092,567	$1,433,863
Expenses to average net assets	0.71	%(D)	0.71%	0.76%	0.82%	0.80%	0.79%
Net investment income (loss) to average net assets	2.04	%(D)	1.80%	1.64%	1.58%	1.44%	1.50%
Portfolio turnover rate	3	%(C)	14%	100%	107%	85%	99%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$21.26		$19.22	$15.11	$13.78	$13.69	$12.52

Investment operations:
Net investment income (loss) (A)	0.19		0.31	0.24	0.20	0.17	0.16
Net realized and unrealized gain (loss)	(0.58)		1.97	4.24	1.37	0.15	1.09

Total investment operations	(0.39)		2.28	4.48	1.57	0.32	1.25

Distributions:
Net investment income	—		(0.24)	(0.37)	(0.24)	(0.23)	(0.08)

Net asset value, end of period/year	$20.87		$21.26	$19.22	$15.11	$13.78	$13.69

Total return (B)	(1.83	)%(C)	11.94%	29.93%	11.47%	2.46%	10.15%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$216,654		$223,038	$150,270	$112,981	$88,258	$76,476
Expenses to average net assets	0.96	%(D)	0.96%	1.01%	1.07%	1.05%	1.04%
Net investment income (loss) to average net assets	1.79	%(D)	1.54%	1.41%	1.34%	1.22%	1.26%
Portfolio turnover rate	3	%(C)	14%	100%	107%	85%	99%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Barrow Hanley Dividend Focused VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2015 of $4,101 are included in Net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2015:

Portfolio	Market Value	Percentage of Net Assets
Transamerica BlackRock Tactical Allocation VP	$125,178,859	13.79%

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $200 million	0.75%
Over $200 million up to $500 million	0.65%
Over $500 million	0.60%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.90%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 27,196,760	$ —	$ 78,145,183	$ —

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Barrow Hanley Dividend Focused VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Barrow Hanley Dividend Focused VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Barrow, Hanley, Mewhinney and Strauss, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer group for the past 10-year period, in line with the median for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the Sub-Adviser had commenced subadvising the Portfolio on May 1, 2013.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Barrow Hanley Dividend Focused VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Barrow Hanley Dividend Focused VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,020.10	$2.85	$1,022.00	$2.86	0.57%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Tactical and Specialty	93.5%
Repurchase Agreement	6.7
Net Other Assets (Liabilities)	(0.2)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 93.5%
Tactical and Specialty - 93.5%
Transamerica Blackrock Global Allocation VP (A)	7,259,416	$ 74,118,642

Total Investment Company (Cost $74,360,033)		74,118,642

	Principal	Value
REPURCHASE AGREEMENT - 6.7%

State Street Bank & Trust Co. 0.01% (B), dated 06/30/2015, to be repurchased at $5,341,252 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2031, and with a value of $5,449,706.

	$ 5,341,250	$ 5,341,250

Total Repurchase Agreement (Cost $5,341,250)		5,341,250

Total Investments (Cost $79,701,283) (C)		79,459,892
Net Other Assets (Liabilities) - (0.2)%		(160,883)

Net Assets - 100.0%		$ 79,299,009

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Investment Company	$74,118,642	$—	$—	$74,118,642
Repurchase Agreement	—	5,341,250	—	5,341,250

Total Investments	$74,118,642	$5,341,250	$—	$79,459,892

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	Rate disclosed reflects the yield at June 30, 2015.
(C)	Aggregate cost for federal income tax purposes is $79,701,283. Aggregate gross unrealized depreciation for all securities is $241,391.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Affiliated investments, at value (cost $74,360,033)	$74,118,642
Repurchase agreement, at value (cost $5,341,250)	5,341,250
Receivables:
Shares sold	1,320,794
Interest	2
Prepaid expenses	58

Total assets	80,780,746

Liabilities:
Payables and other liabilities:
Shares redeemed	27
Investments purchased	1,444,015
Investment advisory fees	14,417
Distribution and service fees	15,028
Administration fees	1,503
Transfer agent fees	9
Trustees and CCO fees	4
Audit and tax fees	4,227
Custody fees	2,459
Legal fees	30
Printing and shareholder reports fees	9
Other	9

Total liabilities	1,481,737

Net assets	$79,299,009

Net assets consist of:
Capital stock ($0.01 par value)	$78,314
Additional paid-in capital	79,649,836
Undistributed (distributions in excess of) net investment income (loss)	(102,674)
Accumulated net realized gain (loss)	(85,076)
Net unrealized appreciation (depreciation) on:
Affiliated investments	(241,391)

Net assets	$79,299,009

Shares outstanding	7,831,384

Net asset value and offering price per share	$10.13

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Interest income from repurchase agreements	$91

Total investment income	91

Expenses:
Investment advisory fees	45,073
Distribution and service fees	45,073
Administration fees	4,507
Transfer agent fees	130
Trustees and CCO fees	431
Audit and tax fees	11,921
Custody fees	6,933
Legal fees	395
Printing and shareholder reports fees	226
Other	241

Total expenses before waiver and/or reimbursement and recapture	114,930

Expense waived and/or reimbursed	(12,643)
Recapture of previously waived and/or reimbursed fees	478

Net expenses	102,765

Net investment income (loss)	(102,674)

Net realized gain (loss) on:
Futures contracts	(80,457)

Net realized gain (loss)	(80,457)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(191,659)

Net change in unrealized appreciation (depreciation)	(191,659)

Net realized and change in unrealized gain (loss)	(272,116)

Net increase (decrease) in net assets resulting from operations	$(374,790)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the periods ended:

	June 30, 2015 (unaudited)	December 31, 2014 (A)
From operations:
Net investment income (loss)	$(102,674)	$(4,367)
Net realized gain (loss)	(80,457)	(4,619)
Net change in unrealized appreciation (depreciation)	(191,659)	(49,732)

Net increase (decrease) in net assets resulting from operations	(374,790)	(58,718)

Capital share transactions:
Proceeds from shares sold	70,120,171	9,870,136
Cost of shares redeemed	(257,690)	(100)

Net increase (decrease) in net assets resulting from capital share transactions	69,862,481	9,870,036

Net increase (decrease) in net assets	69,487,691	9,811,318

Net assets:
Beginning of period	9,811,318	—

End of period	$79,299,009	$9,811,318

Undistributed (distributions in excess of) net investment income (loss)	$(102,674)	$—

Capital share transactions - shares:
Shares issued	6,868,717	987,842
Shares redeemed	(25,165)	(10)

Net increase (decrease) in shares outstanding	6,843,552	987,832

(A)	Commenced operations on November 10, 2014.

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods indicated:	Service Class
June 30, 2015 (unaudited)	December 31, 2014 (A)
Net asset value, beginning of period	$9.93	$10.00

Investment operations:
Net investment income (loss) (B) (C)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	0.23	(D)	(0.06)

Total investment operations	0.20	(0.07)

Net asset value, end of period	$10.13	$9.93

Total return (E) (F)	2.01%	(0.70)%

Ratio and supplemental data:
Net assets end of period (000’s)	$79,299	$9,811
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture (H)	0.64%	2.31%
Including waiver and/or reimbursement and recapture (H)	0.57%	0.57%
Net investment income (loss) to average net assets (C) (H)	(0.57)%	(0.57)%
Portfolio turnover rate (I) (F)	0%	0%

(A)	Commenced operations on November 10, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(D)	The per share amount may differ with the change in aggregate gains (losses) as shown in the Statement of Operations due to the timing of purchases and sales of Portfolio shares in relation to fluctuating market values during the period.
(E)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Portfolio invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Global Allocation Managed Risk - Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Futures contracts: The Portfolio is subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2015, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is shown on the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

All of the Portfolio holdings in investment companies are considered affiliated. Interest, dividends, realized and unrealized gains (losses) are broken out on the Statement of Operations.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $5 billion	0.25%
Over $5 billion up to $10 billion	0.24%
Over $10 billion	0.19%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.32%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

As of June 30, 2015, the balances available for recapture by TAM for each Portfolio were as follows:

Amounts Available from Fiscal Years
2014	2015	Total
$ 12,839	$ 12,643	$ 25,482

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% of Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities	Sales of Securities
$ 65,111,013	$ —

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(80,457)	$—	$—	$(80,457)
Total	$—	$—	$(80,457)	$—	$—	$(80,457)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

Futures Contracts at Notional Amount
Long	Short
—	(400)

NOTE 6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 6. (continued)

Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,016.20	$3.00	$1,021.80	$3.01	0.60%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Tactical and Specialty	93.9%
Repurchase Agreement	3.6
Net Other Assets (Liabilities)^	2.5
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, securities sold short, TBA short commitments, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 93.9%
Tactical and Specialty - 93.9%
Transamerica Blackrock Global Allocation VP (A)	8,870,346	$ 90,566,232

Total Investment Company (Cost $90,909,288)		90,566,232

	Principal	Value
REPURCHASE AGREEMENT - 3.6%

State Street Bank & Trust Co. 0.01% (B), dated 06/30/2015, to be repurchased at $3,482,006 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2031, and with a value of $3,554,156.

	$ 3,482,005	$ 3,482,005

Total Repurchase Agreement (Cost $3,482,005)		3,482,005

Total Investments (Cost $94,391,293) (C)		94,048,237
Net Other Assets (Liabilities) - 2.5%		2,405,715

Net Assets - 100.0%		$ 96,453,952

FUTURES CONTRACTS: (D)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EUR Currency	Long	32	09/14/2015	$—	$(54,163)
EURO STOXX 50® Index	Long	111	09/18/2015	—	(19,662)
JPY Currency	Long	44	09/14/2015	72,040	—
MSCI Emerging Markets Mini Index	Long	45	09/18/2015	—	(19,841)
Nikkei 225 Index	Long	31	09/10/2015	—	(49,921)
S&P 500® E-Mini	Long	91	09/18/2015	—	(155,613)

Total				$72,040	$(299,200)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Investment Company	$90,566,232	$—	$—	$90,566,232
Repurchase Agreement	—	3,482,005	—	3,482,005

Total Investments	$90,566,232	$3,482,005	$—	$94,048,237

Other Financial Instruments
Futures Contracts (F)	$72,040	$—	$—	$72,040

Total Other Financial Instruments	$72,040	$—	$—	$72,040

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(299,200)	$—	$—	$(299,200)

Total Other Financial Instruments	$(299,200)	$—	$—	$(299,200)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	Rate disclosed reflects the yield at June 30, 2015.
(C)	Aggregate cost for federal income tax purposes is $94,391,293. Aggregate gross unrealized depreciation for all securities is $343,056.
(D)	Cash in the amount of $1,310,346 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen

PORTFOLIO ABBREVIATION:

STOXX	Deutsche Börse Group & SIX Group Index

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Affiliated investments, at value (cost $90,909,288)	$90,566,232
Repurchase agreement, at value (cost $3,482,005)	3,482,005
Cash on deposit with broker	1,310,346
Receivables:
Shares sold	1,170,285
Interest	1
Variation margin receivable on derivative financial instruments	170,534
Prepaid expenses	72

Total assets	96,699,475

Liabilities:
Payables and other liabilities:
Investments purchased	203,514
Investment advisory fees	17,072
Distribution and service fees	18,792
Administration fees	1,879
Transfer agent fees	9
Trustees and CCO fees	4
Audit and tax fees	4,203
Legal fees	33
Printing and shareholder reports fees	11
Other	6

Total liabilities	245,523

Net assets	$96,453,952

Net assets consist of:
Capital stock ($0.01 par value)	$95,944
Additional paid-in capital	97,350,013
Undistributed (distributions in excess of) net investment income (loss)	(134,400)
Accumulated net realized gain (loss)	(287,389)
Net unrealized appreciation (depreciation) on:
Affiliated investments	(343,056)
Futures contracts	(227,160)

Net assets	$96,453,952

Shares outstanding	9,594,387

Net asset value and offering price per share	$10.05

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Interest income from repurchase agreements	$94

Total investment income	94

Expenses:
Investment advisory fees	60,522
Distribution and service fees	56,039
Administration fees	5,604
Transfer agent fees	150
Trustees and CCO fees	532
Audit and tax fees	11,920
Custody fees	11,047
Legal fees	463
Printing and shareholder reports fees	230
Other	262

Total expenses before waiver and/or reimbursement and recapture	146,769

Expense waived and/or reimbursed	(13,085)
Recapture of previously waived and/or reimbursed fees	810

Net expenses	134,494

Net investment income (loss)	(134,400)

Net realized gain (loss) on:
Futures contracts	(242,551)

Net realized gain (loss)	(242,551)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(303,493)
Futures contracts	(244,761)

Net change in unrealized appreciation (depreciation)	(548,254)

Net realized and change in unrealized gain (loss)	(790,805)

Net increase (decrease) in net assets resulting from operations	$(925,205)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the periods ended:

	June 30, 2015 (unaudited)	December 31, 2014 (A)
From operations:
Net investment income (loss)	$(134,400)	$(3,825)
Net realized gain (loss)	(242,551)	(44,838)
Net change in unrealized appreciation (depreciation)	(548,254)	(21,962)

Net increase (decrease) in net assets resulting from operations	(925,205)	(70,625)

Capital share transactions:
Proceeds from shares sold	86,675,257	11,030,574
Cost of shares redeemed	(255,915)	(134)

Net increase (decrease) in net assets resulting from capital share transactions	86,419,342	11,030,440

Net increase (decrease) in net assets	85,494,137	10,959,815

Net assets:
Beginning of period	10,959,815	—

End of period	$96,453,952	$10,959,815

Undistributed (distributions in excess of) net investment income (loss)	$(134,400)	$—

Capital share transactions - shares:
Shares issued	8,511,252	1,108,213
Shares redeemed	(25,065)	(13)

Net increase (decrease) in shares outstanding	8,486,187	1,108,200

(A)	Commenced operations on November 10, 2014.

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods indicated:	Service Class
June 30, 2015 (unaudited)	December 31, 2014 (A)
Net asset value, beginning of period	$9.89	$10.00

Investment operations:
Net investment income (loss) (B) (C)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	0.19	(D)	(0.10)

Total investment operations	0.16	(0.11)

Net asset value, end of period	$10.05	$9.89

Total return (E) (F)	1.62%	(1.10)%

Ratio and supplemental data:
Net assets end of period (000’s)	$96,454	$10,960
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture (H)	0.65%	2.31%
Including waiver and/or reimbursement and recapture (H)	0.60%	0.60%
Net investment income (loss) to average net assets (C) (H)	(0.60)%	(0.60)%
Portfolio turnover rate (I) (F)	0%	0%

(A)	Commenced operations on November 10, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(D)	The per share amount may differ with the change in aggregate gains (losses) as shown in the Statement of Operations due to the timing of purchases and sales of Portfolio shares in relation to fluctuating market values during the period.
(E)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Portfolio invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Global Allocation Managed Risk - Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Futures contracts: The Portfolio is subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2015, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is shown on the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

All of the Portfolio holdings in investment companies are considered affiliated. Interest, dividends, realized and unrealized gains (losses) are broken out on the Statement of Operations.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $5 billion	0.27%
Over $5 billion up to $10 billion	0.26%
Over $10 billion	0.21%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.35%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

As of June 30, 2015, the balances available for recapture by TAM for each Portfolio were as follows:

Amounts Available from Fiscal Years		Total
2014	2015
$ 10,081	$ 13,085	$ 23,166

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% of Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities	Sales of Securities
$ 80,641,827	$ —

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015. The primary risks pertaining to each derivative type is disclosed in further detail within the Organization and Significant Accounting Policies section of the notes.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized appreciation on futures contracts (A) (B)	$—	$72,040	$—	$—	$—	$72,040
Total (C)	$—	$72,040	$—	$—	$—	$72,040

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (B)	$—	$(54,163)	$(245,037)	$—	$—	$(299,200)
Total (C)	$—	$(54,163)	$(245,037)	$—	$—	$(299,200)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$ —	$ (66,535)	$ (176,016)	$ —	$ —	$ (242,551)
Total	$ —	$ (66,535)	$ (176,016)	$ —	$ —	$ (242,551)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$ —	$ 17,877	$ (262,638)	$ —	$ —	$ (244,761)
Total	$ —	$ 17,877	$ (262,638)	$ —	$ —	$ (244,761)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

Futures Contracts at Notional Amount
Long	Short
1,116,284	—

NOTE 6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 7. (continued)

accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C) (D)
Initial Class	$1,000.00	$1,029.20	$4.08	$1,020.80	$4.06	0.81%
Service Class	1,000.00	1,027.50	5.33	1,019.50	5.31	1.06

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

(D)	Includes dividends and interest on securities sold short (representing 0.01% of average net assets).

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

CONSOLIDATED OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	54.5%
Short-Term U.S. Government Obligations	19.4
Securities Lending Collateral	5.9
Corporate Debt Securities	5.8
Foreign Government Obligations	5.7
Short-Term Foreign Government Obligations	4.0
U.S. Government Obligations	3.5
Convertible Bonds	2.1
Loan Assignments	1.4
Preferred Stocks	1.2
Over-the-Counter Options Purchased	1.0
Convertible Preferred Stocks	1.0
Exchange-Traded Funds	0.7
U.S. Government Agency Obligation	0.3
Repurchase Agreement	0.3
Over-the-Counter Interest Rate Swaptions Purchased	0.1
Master Limited Partnership	0.0	*
Warrants	0.0	*
Exchange-Traded Options Purchased	0.0	*
Net Other Assets (Liabilities)^	(6.9)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, securities sold short, TBA short commitments, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 54.5%
Australia - 0.2%
Australia & New Zealand Banking Group, Ltd.	4,067	$ 101,040
Commonwealth Bank of Australia (A)	2,374	155,929
Healthscope, Ltd.	715,100	1,500,721
Mesoblast, Ltd. (A) (B)	119,758	347,421
National Australia Bank, Ltd., Class N	3,490	89,694
Wesfarmers, Ltd.	1,449	43,635
Westpac Banking Corp.	4,544	112,716

		2,351,156

Belgium - 0.0% (C)
Anheuser-Busch InBev NV	1,034	123,921
BHF Kleinwort Benson Group (B)	69,829	341,756

		465,677

Bermuda - 0.0% (C)
Axis Capital Holdings, Ltd.	5,864	312,962

Brazil - 0.2%
BR Malls Participacoes SA	144,723	677,742
Cosan, Ltd., Class A	87,460	538,754
Cyrela Brazil Realty SA Empreendimentos e Participacoes, Class A	58,004	184,696
Gerdau SA, ADR (A)	219,709	529,499
MRV Engenharia e Participacoes SA	3,457	8,684
Petroleo Brasileiro SA, ADR (B)	136,290	1,233,424
Qualicorp SA	4,852	30,759
SLC Agricola SA	53,520	297,802

		3,501,360

Canada - 1.4%
Athabasca Oil Corp., Class A (B)	218,019	356,092
Bank of Montreal	960	56,885
Bank of Nova Scotia (A)	1,785	92,137
Barrick Gold Corp.	122,114	1,301,735
Cameco Corp., Class A (A)	115,202	1,645,085
Canadian National Railway Co.	13,871	801,050
Eldorado Gold Corp., Class A	171,869	712,795
Enbridge, Inc.	3,928	183,694
First Quantum Minerals, Ltd. (A)	431,374	5,639,982
Goldcorp, Inc.	147,318	2,386,552
Manulife Financial Corp.	2,758	51,252
Platinum Group Metals, Ltd. (B)	394,773	157,909
Platinum Group Metals, Ltd. (A) (B)	673,424	264,194
Potash Corp. of Saskatchewan, Inc.	17,716	548,643
Royal Bank of Canada	2,122	129,766
Suncor Energy, Inc.	8,492	233,700
Toronto-Dominion Bank	53,085	2,254,306
TransCanada Corp. (A)	90,391	3,673,537
Valeant Pharmaceuticals International, Inc. (B)	4,596	1,021,001

		21,510,315

China - 0.4%
Alibaba Group Holding, Ltd., ADR (B)	18,803	1,546,923
CAR, Inc. (A) (B)	363,225	771,289
Dalian Wanda Commercial Properties Co., Ltd., Class H (A) (D)	122,600	984,558
Dongfeng Motor Group Co., Ltd., Class H	206,000	275,852
Haitian International Holdings, Ltd., Series B	317,000	729,568
SINA Corp. (B)	21,372	1,144,791
Zhongsheng Group Holdings, Ltd. (A)	430,000	300,662

		5,753,643

	Shares	Value
COMMON STOCKS (continued)
Cocos (Keeling) Islands - 0.0% (C)
Ocean RIG UDW, Inc. (A)	46,874	$ 240,464

Denmark - 0.1%
Novo Nordisk A/S, Class B	9,827	535,412
TDC A/S, Class B	43,831	321,402

		856,814

France - 2.3%
Air Liquide SA, Class A	4,386	554,740
Airbus Group NV	48,637	3,155,775
Alcatel-Lucent (B)	39,118	142,520
Arkema SA	11,492	828,030
Atos SE	16,358	1,221,495
AXA SA	89,396	2,255,376
BNP Paribas SA	26,897	1,623,748
Cie de St-Gobain	28,766	1,291,449
Danone SA	722	46,677
Dassault Aviation SA	1,426	1,829,116
GDF Suez	62,168	1,153,285
L’Oreal SA	308	54,940
Orange SA	39,542	608,791
Renault SA	7,886	821,321
Safran SA	65,289	4,424,747
Sanofi	43,880	4,316,665
Schneider Electric SE	17,356	1,198,304
Societe Generale SA	31,615	1,475,749
Total SA, ADR	55,786	2,742,998
Total SA	48,696	2,365,359
Ubisoft Entertainment (B)	63,797	1,136,562
Unibail-Rodamco SE, REIT	4,182	1,056,944
Worldline SA (B) (D)	61,682	1,265,297

		35,569,888

Germany - 0.9%
Allianz SE, Class A	671	104,505
BASF SE, Class R	16,027	1,408,332
Bayer AG	22,446	3,141,752
Bayerische Motoren Werke AG	10,423	1,140,859
Deutsche Annington Immobilien SE	70,632	1,992,225
Deutsche Bank AG (A)	54,271	1,630,583
Deutsche Post AG	23,446	684,966
Deutsche Telekom AG	79,772	1,374,027
Linde AG	4,149	785,874
SAP SE	12,713	887,235
Volkswagen AG	512	118,470

		13,268,828

Hong Kong - 1.0%
AIA Group, Ltd.	258,400	1,685,098
Beijing Enterprises Holdings, Ltd.	283,500	2,130,396
China Overseas Land & Investment, Ltd.	386,000	1,366,914
China Resources Land, Ltd.	372,000	1,206,959
Haier Electronics Group Co., Ltd.	315,000	847,282
Sino Biopharmaceutical, Ltd.	536,000	623,710
Sun Hung Kai Properties, Ltd.	263,000	4,271,623
Wharf Holdings, Ltd.	491,000	3,268,456

		15,400,438

Indonesia - 0.1%
Siloam International Hospitals Tbk PT	737,634	796,694

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Ireland - 0.6%
Accenture PLC, Class A	7,078	$ 685,009
Alkermes PLC (B)	3,018	194,178
Horizon Pharma PLC (A) (B)	10,763	373,907
King Digital Entertainment PLC (A)	80,683	1,149,733
Medtronic PLC	13,994	1,036,955
Perrigo Co. PLC	7,185	1,328,003
Shire PLC	36,127	2,892,154
XL Group PLC, Class A	30,190	1,123,068

		8,783,007

Israel - 0.8%
Check Point Software Technologies, Ltd., Class A (B)	3,949	314,143
Mobileye NV (A) (B)	129,609	6,891,311
Teva Pharmaceutical Industries, Ltd., ADR	97,251	5,747,534

		12,952,988

Italy - 0.6%
Banco Popolare (B)	6,694	110,151
Ei Towers SpA	36,707	2,211,876
Enel SpA	254,693	1,153,950
Eni SpA, Class B	11,717	207,958
Intesa Sanpaolo SpA	714,798	2,591,494
RAI Way SpA (D)	204,476	980,228
Telecom Italia SpA (B)	256,342	325,221
Telecom Italia SpA (A)	101,654	103,753
UniCredit SpA, Class A	112,390	754,920
Unione di Banche Italiane SCpA	15,757	126,392

		8,565,943

Japan - 9.5%
Aisin Seiki Co., Ltd.	42,000	1,787,964
Ajinomoto Co., Inc.	15,000	324,979
Alpine Electronics, Inc.	7,900	152,339
Asahi Group Holdings, Ltd.	24,100	766,509
Asahi Kasei Corp.	157,000	1,289,893
ASKUL Corp. (A)	300	9,450
Astellas Pharma, Inc.	59,100	842,906
Autobacs Seven Co., Ltd.	4,800	80,324
Bandai Namco Holdings, Inc.	11,300	218,641
Bank of Yokohama, Ltd.	45,000	275,990
Benesse Holdings, Inc.	1,600	40,136
Bridgestone Corp. (A)	82,400	3,048,298
Canon Marketing Japan, Inc.	5,600	95,312
Chiba Bank, Ltd.	39,000	297,316
Chiyoda Corp.	10,000	88,573
Chubu Electric Power Co., Inc.	97,800	1,457,990
COMSYS Holdings Corp.	3,500	52,106
Daikin Industries, Ltd.	25,300	1,821,038
Daikyo, Inc.	75,000	120,726
Daito Trust Construction Co., Ltd.	9,300	963,549
DeNA Co., Ltd. (A)	34,700	682,177
Denso Corp.	88,200	4,393,244
East Japan Railway Co.	49,000	4,408,138
Eisai Co., Ltd.	9,200	617,618
Electric Power Development Co., Ltd.	14,400	508,886
Exedy Corp.	3,800	95,012
FamilyMart Co., Ltd.	20,100	924,648
FANUC Corp.	7,100	1,454,982
Fuji Heavy Industries, Ltd.	194,100	7,149,592

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Futaba Industrial Co., Ltd.	49,300	$ 239,682
Gree, Inc.	140,900	823,169
GS Yuasa Corp. (A)	158,000	620,975
GungHo Online Entertainment, Inc. (A)	172,800	672,082
Hitachi Chemical Co., Ltd.	64,700	1,167,280
Hitachi High-Technologies Corp.	9,100	256,155
Hitachi Kokusai Electric, Inc.	6,000	91,286
Hitachi, Ltd.	339,000	2,234,793
Honda Motor Co., Ltd. (A)	62,200	2,013,362
Hoya Corp.	26,800	1,074,540
IHI Corp.	206,000	959,431
INPEX Corp.	285,000	3,240,409
Isuzu Motors, Ltd.	115,600	1,518,381
Japan Airlines Co., Ltd.	120,600	4,207,722
Japan Tobacco, Inc. (A)	23,600	840,853
JGC Corp.	35,000	661,192
JSR Corp.	71,600	1,266,024
JX Holdings, Inc.	104,100	449,284
Kamigumi Co., Ltd.	11,000	103,362
Kansai Electric Power Co., Inc. (B)	16,400	181,642
KDDI Corp.	65,600	1,583,384
Keyence Corp.	900	485,795
Kinden Corp.	12,000	158,745
Kirin Holdings Co., Ltd. (A)	45,300	624,062
Koito Manufacturing Co., Ltd. (A)	21,400	834,947
Komatsu, Ltd.	42,600	855,237
Kubota Corp.	60,000	951,832
Kuraray Co., Ltd.	70,700	864,795
Kyocera Corp.	29,600	1,538,953
Kyushu Electric Power Co., Inc. (B)	47,700	553,450
Mabuchi Motor Co., Ltd.	6,100	385,783
Maeda Road Construction Co., Ltd.	6,000	110,504
Medipal Holdings Corp.	2,400	39,162
Mitsubishi Corp.	142,100	3,125,654
Mitsubishi Electric Corp.	227,000	2,934,298
Mitsubishi Estate Co., Ltd.	79,000	1,701,871
Mitsubishi Heavy Industries, Ltd.	325,000	1,977,591
Mitsubishi UFJ Financial Group, Inc.	486,400	3,496,627
Mitsui & Co., Ltd.	295,400	4,012,767
Mizuho Financial Group, Inc.	556,800	1,205,638
MS&AD Insurance Group Holdings, Inc.	24,300	757,085
Murata Manufacturing Co., Ltd.	4,700	820,297
Nabtesco Corp.	15,500	388,814
NEC Corp.	440,000	1,333,824
Nexon Co., Ltd.	17,400	239,422
Nikon Corp. (A)	102,700	1,188,244
Nintendo Co., Ltd.	15,000	2,508,886
Nippo Corp.	2,000	34,285
Nippon Express Co., Ltd.	68,000	334,485
Nippon Steel & Sumitomo Metal Corp.	374,000	969,952
Nippon Telegraph & Telephone Corp.	42,000	1,521,485
Nitto Denko Corp.	49,000	4,027,781
Nomura Holdings, Inc.	117,000	794,053
NS Solutions Corp.	600	19,855
NTT DOCOMO, Inc.	21,700	415,613
Okumura Corp.	165,000	842,628
Omron Corp.	12,600	547,714
Otsuka Holdings Co., Ltd. (A)	24,400	778,244

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Rinnai Corp.	13,600	$ 1,072,354
ROHM Co., Ltd.	39,700	2,663,210
Ryohin Keikaku Co., Ltd.	4,900	950,492
Sanrio Co., Ltd. (A)	42,800	1,162,806
Sawai Pharmaceutical Co., Ltd.	4,300	250,513
SCSK Corp.	1,300	39,674
Secom Co., Ltd.	3,300	214,230
Sega Sammy Holdings, Inc.	61,600	805,327
Seino Holdings Co., Ltd.	17,400	195,063
Shimamura Co., Ltd. (A)	1,600	168,125
Shin-Etsu Chemical Co., Ltd.	56,000	3,477,093
Ship Healthcare Holdings, Inc.	20,800	429,987
Shizuoka Bank, Ltd.	27,000	282,167
SHO-BOND Holdings Co., Ltd.	500	20,877
SMC Corp.	2,100	632,565
Sohgo Security Services Co., Ltd. (A)	8,800	347,297
Sompo Japan Nipponkoa Holdings, Inc.	21,800	800,055
Sony Corp. (B)	25,700	726,891
Sony Financial Holdings, Inc.	57,000	999,485
Stanley Electric Co., Ltd.	6,300	131,369
Sumco Corp.	49,000	613,776
Sumitomo Corp.	141,300	1,644,084
Sumitomo Electric Industries, Ltd.	82,800	1,283,422
Sumitomo Mitsui Financial Group, Inc.	71,100	3,171,425
Suntory Beverage & Food, Ltd.	12,700	505,883
Suzuki Motor Corp.	71,900	2,429,272
Takeda Pharmaceutical Co., Ltd.	3,900	188,364
THK Co., Ltd.	6,400	138,370
Toda Corp.	192,000	881,677
Tokio Marine Holdings, Inc.	46,200	1,922,971
Tokyo Electric Power Co., Inc. (B)	28,600	155,870
Tokyo Gas Co., Ltd.	564,000	2,995,465
Toyota Industries Corp.	74,400	4,243,265
Toyota Motor Corp.	56,600	3,793,682
Toyota Tsusho Corp.	23,900	641,512
Trend Micro, Inc.	11,600	397,140
TV Asahi Holdings Corp.	5,500	92,397
Ube Industries, Ltd.	516,000	973,943
Yahoo Japan Corp. (A)	143,200	578,019
Yamada Denki Co., Ltd. (A)	298,200	1,193,921
Yamaha Corp.	16,100	324,934
Yamato Kogyo Co., Ltd.	700	16,353

		145,109,047

Jersey, Channel Islands - 0.0% (C)
Integrated Diagnostics Holdings PLC (A) (B) (D)	50,546	295,694

Kazakhstan - 0.0% (C)
KazMunaiGas Exploration Production JSC, GDR (E)	6,904	68,350

Korea, Republic of - 0.5%
Hyundai Motor Co.	12,656	1,543,069
Hyundai Wia Corp.	3,873	357,631
Samsung Electronics Co., Ltd.	3,325	3,779,730
Samsung SDI Co., Ltd.	2,957	294,255
SK Hynixm, Inc.	25,658	973,000

		6,947,685

Luxembourg - 0.0% (C)
RTL Group SA (B)	1,480	133,747

	Shares	Value
COMMON STOCKS (continued)
Malaysia - 0.2%
Axiata Group Bhd	588,800	$ 998,759
IHH Healthcare Bhd, Class A	1,070,300	1,605,592
Telekom Malaysia Bhd	264,200	457,956

		3,062,307

Mexico - 0.5%
America Movil SAB de CV, Series L, ADR	56,835	1,211,154
America Movil SAB de CV, Series L	703,003	751,420
Fibra Uno Administracion SA de CV, REIT (A)	836,550	1,989,517
PLA Administradora Industrial S de RL de CV, REIT (A) (B)	170,285	333,149
Southern Copper Corp. (A)	127,295	3,743,746

		8,028,986

Netherlands - 1.0%
Akzo Nobel NV	37,310	2,714,908
Constellium NV, Class A (B)	102,717	1,215,142
ING Groep NV, CVA	121,751	2,010,221
Koninklijke DSM NV	17,696	1,025,876
Koninklijke Philips NV	41,475	1,055,160
Royal Dutch Shell PLC, Class A, ADR	45,587	2,598,915
Royal Dutch Shell PLC, Class A	37,702	1,066,353
Royal Dutch Shell PLC, Class A	18,514	519,695
Royal Dutch Shell PLC, Class B	11,536	327,536
SBM Offshore NV (A) (B)	283,184	3,355,971

		15,889,777

Norway - 0.3%
Statoil ASA	287,385	5,135,246

Portugal - 0.1%
NOS SGPS SA	109,041	872,102

Singapore - 0.7%
Avago Technologies, Ltd., Class A	1,538	204,446
CapitaLand, Ltd.	1,212,700	3,151,390
Global Logistic Properties, Ltd., Class L	1,460,200	2,742,923
Keppel Corp., Ltd. (A)	374,500	2,285,622
Raffles Medical Group, Ltd.	183,100	625,356
Singapore Telecommunications, Ltd.	445,300	1,391,924

		10,401,661

South Africa - 0.0% (C)
Life Healthcare Group Holdings, Ltd.	153,688	474,101

Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA	9,190	90,078
Banco Santander SA, Class A	20,763	144,997
Cellnex Telecom SAU (B) (D)	151,223	2,558,367

		2,793,442

Sweden - 0.2%
Lundin Petroleum AB (A) (B)	146,317	2,506,320
Nordea Bank AB	4,686	58,449
Svenska Handelsbanken AB, A Shares	45,679	666,738
Telefonaktiebolaget LM Ericsson, Class B	13,197	136,748

		3,368,255

Switzerland - 1.5%
ACE, Ltd.	2,599	264,266
Credit Suisse Group AG (B)	35,554	977,312
Glencore PLC (B)	136,745	548,539
Nestle SA	94,161	6,798,083
Novartis AG	42,150	4,154,364

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Roche Holding AG	10,488	$ 2,939,041
Syngenta AG	9,341	3,796,545
TE Connectivity, Ltd.	2,489	160,043
UBS Group AG	149,022	3,160,710
Zurich Insurance Group AG (B)	2,702	822,492

		23,621,395

Taiwan - 0.2%
Cheng Shin Rubber Industry Co., Ltd.	260,000	575,540
Far EasTone Telecommunications Co., Ltd.	200,000	483,560
Hon Hai Precision Industry Co., Ltd.	56,000	176,052
Taiwan Semiconductor Manufacturing Co., Ltd.	402,000	1,830,560
Yulon Motor Co., Ltd.	320,000	371,291

		3,437,003

Thailand - 0.1%
Bangkok Dusit Medical Services PCL, Class F	1,789,200	1,043,574
Bumrungrad Hospital PCL	128,900	713,662

		1,757,236

United Arab Emirates - 0.2%
Al Noor Hospitals Group PLC	66,219	983,240
NMC Health PLC, Class A	112,248	1,402,139

		2,385,379

United Kingdom - 3.0%
Antofagasta PLC, Class A	382,148	4,140,103
Aon PLC	578	57,615
AstraZeneca PLC	67,501	4,262,589
AstraZeneca PLC, ADR (A)	10,629	677,174
Barclays PLC	287,858	1,178,233
BG Group PLC	16,011	266,541
BP PLC	85,795	566,385
British American Tobacco PLC	2,415	129,584
BT Group PLC, Class A	218,130	1,543,001
CNH Industrial NV (A)	15,243	141,455
Coats Group PLC, Class A (B)	211,756	81,075
Delphi Automotive PLC, Class A	24,040	2,045,564
Diageo PLC, ADR	15,762	1,829,022
Diageo PLC	3,335	96,471
GlaxoSmithKline PLC	17,792	369,714
HSBC Holdings PLC	605,745	5,426,079
Imperial Tobacco Group PLC	1,248	60,141
Legal & General Group PLC	234,394	916,678
Lloyds Banking Group PLC	653,004	874,590
National Grid PLC, Class B	114,953	1,476,026
Ophir Energy PLC (B)	535,775	952,959
Prudential PLC	104,630	2,519,428
Reckitt Benckiser Group PLC, Class A	835	72,002
Rio Tinto PLC	122,056	5,013,142
SABMiller PLC	106,130	5,509,643
Spire Healthcare Group PLC (D)	474,592	2,483,190
Standard Chartered PLC	42,091	673,921
Unilever NV, CVA	3,611	150,381
Vodafone Group PLC	291,488	1,052,714
Vodafone Group PLC, ADR	41,992	1,530,608

		46,096,028

	Shares	Value
COMMON STOCKS (continued)
United States - 27.7%
3M Co.	1,925	$ 297,027
Abbott Laboratories	24,857	1,219,982
AbbVie, Inc., Class G	86,306	5,798,900
Acadia Healthcare Co., Inc. (A) (B)	11,008	862,257
Activision Blizzard, Inc.	130,289	3,154,297
Adobe Systems, Inc. (B)	7,275	589,348
AES Corp.	78,645	1,042,833
Aetna, Inc.	28,833	3,675,054
Aflac, Inc.	914	56,851
Agilent Technologies, Inc.	22,155	854,740
Air Products & Chemicals, Inc.	3,389	463,717
Alexion Pharmaceuticals, Inc. (B)	11,201	2,024,805
Allergan PLC (B)	18,130	5,501,730
Alliance Data Systems Corp. (B)	1,015	296,319
Allstate Corp.	27,693	1,796,445
Altria Group, Inc.	3,522	172,261
Amdocs, Ltd.	5,900	322,081
American Capital Agency Corp., REIT	18,981	348,681
American Electric Power Co., Inc.	34,343	1,819,149
American Express Co.	1,805	140,285
American International Group, Inc. (F)	52,296	3,232,939
American Tower Corp., Class A, REIT	866	80,789
American Water Works Co., Inc.	27,325	1,328,815
Ameriprise Financial, Inc.	2,414	301,581
AmerisourceBergen Corp., Class A	3,565	379,102
Amgen, Inc.	25,919	3,979,085
Anadarko Petroleum Corp., Class A	114,627	8,947,784
Anthem, Inc.	4,593	753,895
Apple, Inc. (F)	50,471	6,330,325
Applied Materials, Inc., Class A	7,421	142,632
Archer-Daniels-Midland Co.	9,041	435,957
AT&T, Inc.	125,613	4,461,774
Automatic Data Processing, Inc.	2,936	235,555
Baker Hughes, Inc.	2,809	173,315
Bank of America Corp.	522,917	8,900,047
Bank of New York Mellon Corp.	40,412	1,696,092
Baxter International, Inc.	10,352	723,915
BB&T Corp.	1,461	58,893
Becton Dickinson and Co.	3,793	537,278
Berkshire Hathaway, Inc., Class A (A) (B)	15	3,072,750
Berkshire Hathaway, Inc., Class B (B)	35,366	4,813,666
BHF Kleinwort Benson Group (B) (G)	4,137	20,236
Biogen, Inc. (B)	8,761	3,538,918
Boeing Co.	1,910	264,955
BorgWarner, Inc.	27,164	1,544,002
Boulder Brands, Inc. (A) (B)	17,103	118,695
Bristol-Myers Squibb Co.	46,137	3,069,956
Broadcom Corp., Class A	3,334	171,668
Calpine Corp. (B)	82,697	1,487,719
Cameron International Corp. (B)	2,555	133,805
Capital One Financial Corp.	21,465	1,888,276
Cardinal Health, Inc.	6,617	553,512
Catalent, Inc. (B)	67,817	1,989,073
Celgene Corp. (B)	14,830	1,716,350
CenterPoint Energy, Inc.	44,934	855,094
CF Industries Holdings, Inc., Class B	5,173	332,520
Charles Schwab Corp.	51,823	1,692,021
Chevron Corp.	18,036	1,739,933

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Chubb Corp., Class A	2,325	$ 221,200
Cigna Corp.	1,804	292,248
Cintas Corp.	3,953	334,384
Cisco Systems, Inc.	176,724	4,852,841
Citigroup, Inc.	108,763	6,008,068
Citizens Financial Group, Inc.	5,719	156,186
CME Group, Inc., Class A	14,746	1,372,263
CNA Financial Corp., Class A	6,255	239,004
Coach, Inc., Class A	37,886	1,311,234
Coca-Cola Co.	123,931	4,861,813
Cognizant Technology Solutions Corp., Class A (B)	3,710	226,644
Colfax Corp. (A) (B)	56,662	2,614,951
Colgate-Palmolive Co.	30,341	1,984,605
Computer Sciences Corp. (F)	5,515	362,005
ConocoPhillips	7,993	490,850
CONSOL Energy, Inc. (A)	118,118	2,567,885
Constellation Brands, Inc., Class A	3,565	413,611
Corning, Inc.	7,808	154,052
Costco Wholesale Corp.	780	105,347
Crown Castle International Corp., REIT	20,856	1,674,737
Crown Holdings, Inc. (B)	14,199	751,269
CSX Corp.	39,266	1,282,035
CVS Health Corp.	6,017	631,063
Danaher Corp.	15,342	1,313,122
Delta Topco, Ltd. (B) (G) (H) (I) (J)	1,531,260	877,412
Diamondback Energy, Inc. (B)	17,881	1,347,870
Discover Financial Services	10,444	601,783
DISH Network Corp., Class A (B)	23,508	1,591,727
Dominion Resources, Inc.	28,192	1,885,199
Dover Corp.	3,668	257,420
Dow Chemical Co.	19,843	1,015,366
Dropbox, Inc. (B) (G) (H) (I) (J)	171,990	2,529,973
E.I. du Pont de Nemours & Co.	15,961	1,020,706
Eaton Corp. PLC	52,519	3,544,507
eBay, Inc. (B)	60,109	3,620,966
Eclipse Resources Corp. (A) (B)	14,179	74,582
Ecolab, Inc.	4,758	537,987
Electronic Arts, Inc. (B)	5,551	369,141
Eli Lilly & Co.	12,703	1,060,573
EMC Corp.	12,398	327,183
Emerson Electric Co.	36,014	1,996,256
EOG Resources, Inc.	3,559	311,590
EQT Corp.	9,194	747,840
Equity Residential, REIT	735	51,575
Evolent Health, Inc., Class A (B)	9,600	187,200
Expedia, Inc.	3,463	378,679
Express Scripts Holding Co. (B)	2,439	216,925
Exxon Mobil Corp.	27,606	2,296,819
Facebook, Inc., Class A (B)	42,152	3,615,166
FedEx Corp.	35,951	6,126,050
Fidelity National Information Services, Inc.	5,769	356,524
Fifth Third Bancorp	7,375	153,547
FMC Corp., Class A	27,400	1,439,870
Ford Motor Co.	251,116	3,769,251
Freeport-McMoRan, Inc.	311,746	5,804,710
Fresh Market, Inc. (A) (B)	3,811	122,486
General Dynamics Corp.	2,736	387,664

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
General Electric Co.	171,967	$ 4,569,163
General Mills, Inc.	1,076	59,955
Gilead Sciences, Inc.	17,871	2,092,337
GoDaddy, Inc., Class A (B)	21,657	610,511
Goldman Sachs Group, Inc.	10,010	2,089,988
Goodyear Tire & Rubber Co.	1,986	59,878
Google, Inc., Class A (B)	8,963	4,840,378
Google, Inc., Class C (B)	17,168	8,936,116
Gulfport Energy Corp. (B)	7,306	294,066
Halliburton Co.	5,501	236,928
Harris Corp.	3,609	277,568
HCA Holdings, Inc. (B)	40,955	3,715,438
Health Care REIT, Inc.	707	46,400
Helmerich & Payne, Inc.	3,279	230,907
Hewlett-Packard Co.	45,948	1,378,899
Home Depot, Inc.	2,512	279,159
HTG Molecular Diagnostics, Inc. (A) (B)	10,200	113,730
Humana, Inc., Class A	26,906	5,146,580
Intel Corp.	36,269	1,103,122
Intercontinental Exchange, Inc.	229	51,207
International Business Machines Corp.	8,123	1,321,287
International Paper Co.	5,929	282,161
Intuit, Inc.	5,093	513,222
Invitae Corp. (A) (B)	56,557	841,568
JB Hunt Transport Services, Inc.	7,336	602,212
Johnson & Johnson	18,999	1,851,642
JPMorgan Chase & Co.	155,307	10,523,602
Kansas City Southern	13,164	1,200,557
Kimberly-Clark Corp.	17,563	1,861,151
Kinder Morgan, Inc.	11,031	423,480
KLA-Tencor Corp.	11,001	618,366
Kohl’s Corp.	4,203	263,150
Kraft Foods Group, Inc.	1,049	89,312
Kroger Co.	7,130	516,996
Las Vegas Sands Corp. (A)	13,411	705,016
Lear Corp.	3,976	446,346
Liberty Broadband Corp., Class A (B)	13,493	687,738
Liberty Broadband Corp., Class C (B)	35,928	1,838,076
Liberty Media Corp., Class A (B)	39,206	1,412,984
Liberty Media Corp., Class C (B)	87,646	3,146,491
Lincoln National Corp.	9,800	580,356
Lowe’s Cos., Inc.	3,882	259,978
LyondellBasell Industries NV, Class A	13,715	1,419,777
Macy’s, Inc.	4,005	270,217
Marathon Petroleum Corp.	70,638	3,695,074
Marsh & McLennan Cos., Inc.	32,768	1,857,946
Mastercard, Inc., Class A	34,516	3,226,556
McDonald’s Corp.	36,134	3,435,259
McGraw-Hill Financial, Inc.	551	55,348
McKesson Corp.	12,883	2,896,227
Merck & Co., Inc.	22,369	1,273,467
MetLife, Inc.	31,936	1,788,097
Micron Technology, Inc. (B)	43,320	816,149
Microsoft Corp.	107,240	4,734,646
Molson Coors Brewing Co., Class B	16,405	1,145,233
Mondelez International, Inc., Class A	2,995	123,214
Monsanto Co.	11,876	1,265,863
Morgan Stanley	56,978	2,210,177

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Mylan NV (B)	38,115	$ 2,586,484
NextEra Energy, Inc.	21,396	2,097,450
Northrop Grumman Corp.	2,879	456,696
NRG Energy, Inc.	62,144	1,421,855
NRG Yield, Inc., Class A (A)	10,393	228,542
NRG Yield, Inc., Class C (A)	10,393	227,503
Nuance Communications, Inc. (B)	38,887	680,911
Occidental Petroleum Corp.	5,036	391,650
Oceaneering International, Inc.	58,450	2,723,185
Oracle Corp.	115,031	4,635,749
PACCAR, Inc. (A)	22,110	1,410,839
Parker-Hannifin Corp.	2,095	243,711
PepsiCo, Inc.	2,696	251,645
Pfizer, Inc.	121,017	4,057,700
Philip Morris International, Inc.	48,058	3,852,810
Phillips 66	49,419	3,981,195
Pioneer Natural Resources Co.	19,348	2,683,374
PPG Industries, Inc.	6,587	755,661
PPL Corp.	17,111	504,261
Praxair, Inc.	5,133	613,650
Precision Castparts Corp.	14,448	2,887,722
Procter & Gamble Co.	128,275	10,036,236
Prologis, Inc., Class A, REIT	32,998	1,224,226
Prudential Financial, Inc.	12,742	1,115,180
Public Storage, REIT	294	54,205
Puma Biotechnology, Inc. (B)	2,057	240,155
QUALCOMM, Inc.	53,437	3,346,759
Raytheon Co.	2,942	281,491
Receptos, Inc. (B)	2,286	434,454
Regeneron Pharmaceuticals, Inc., Class A (B)	1,354	690,716
Regions Financial Corp.	181,552	1,880,879
Reinsurance Group of America, Inc., Class A	3,331	316,012
Reynolds American, Inc., Class A	184	13,737
Rockwell Automation, Inc., Class B	21,002	2,617,689
salesforce.com, Inc. (B)	3,575	248,927
SanDisk Corp.	4,528	263,620
Schlumberger, Ltd.	8,354	720,031
Seagate Technology PLC (A)	4,818	228,855
Sealed Air Corp., Class A	16,191	831,894
SeaWorld Entertainment, Inc. (A)	23,424	431,939
Sempra Energy	22,520	2,228,129
Simon Property Group, Inc., REIT	11,883	2,055,997
St. Joe Co. (A) (B)	193,741	3,008,798
Stanley Black & Decker, Inc.	23,104	2,431,465
State Street Corp.	847	65,219
Stone Energy Corp. (A) (B)	29,225	367,943
Stryker Corp.	2,061	196,970
SunTrust Banks, Inc.	17,931	771,392
Sysco Corp.	20,154	727,559
Tahoe Resources, Inc.	109,448	1,326,695
Talen Energy Corp. (B)	2,084	35,761
Teladoc, Inc. (B)	2,700	51,300
Tenet Healthcare Corp. (B)	38,394	2,222,245
TerraForm Power, Inc., Class A (B)	30,662	1,164,543
TESARO, Inc. (A) (B)	5,854	344,157
Texas Instruments, Inc.	12,440	640,784
Thermo Fisher Scientific, Inc.	27,015	3,505,466
Tiffany & Co.	8,384	769,651
Travelers Cos., Inc.	673	65,052
Twitter, Inc. (B)	143,409	5,194,274
Tyco International PLC	75,586	2,908,549

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Union Pacific Corp.	35,931	$ 3,426,739
United Continental Holdings, Inc. (B)	61,457	3,257,836
United Parcel Service, Inc., Class B	47,104	4,564,849
United Technologies Corp.	27,442	3,044,141
UnitedHealth Group, Inc.	6,639	809,958
Univar, Inc. (B)	60,100	1,564,403
US Bancorp	61,051	2,649,613
Valero Energy Corp.	10,071	630,445
Veeva Systems, Inc., Class A (A) (B)	92,209	2,584,618
VeriSign, Inc. (A) (B)	4,779	294,960
Verizon Communications, Inc.	145,152	6,767,294
Vertex Pharmaceuticals, Inc. (B)	14,766	1,823,306
Visa, Inc., Class A (A)	78,411	5,265,299
WABCO Holdings, Inc. (B)	12,214	1,511,116
Wal-Mart Stores, Inc.	55,087	3,907,321
Walgreens Boots Alliance, Inc.	1,554	131,220
Wells Fargo & Co.	149,014	8,380,547
Western Digital Corp.	3,194	250,473
Whirlpool Corp.	4,316	746,884
Williams Cos., Inc.	4,366	250,565
Wyndham Worldwide Corp.	3,649	298,890
Yahoo! Inc. (B)	5,369	210,948

		425,439,891

Total Common Stocks (Cost $830,289,369)		835,647,509

CONVERTIBLE PREFERRED STOCKS - 1.0%
Canada - 0.0% (C)
Suncor Energy, Inc. 3.25% (K)	6,858	188,883

Germany - 0.3%
Volkswagen AG 2.44% (K)	15,843	3,673,813

Ireland - 0.2%
Allergan PLC Series A, 5.50%	2,613	2,724,262

United States - 0.5%
American Tower Corp. Series A, 5.25%	6,205	620,810
Anthem, Inc. 5.25%	35,192	1,794,792
Cliffs Natural Resources, Inc. 7.00%	20,920	93,094
Crown Castle International Corp. Series A, 4.50%	16,190	1,670,808
Dominion Resources, Inc. 6.38%	13,500	630,450
Forestar Group, Inc. 6.00%	26,350	491,770
Health Care REIT, Inc. Series I, 6.50%	23,594	1,402,427
Stanley Black & Decker, Inc. 6.25% (A) (B)	3,792	452,196
United Technologies Corp. 7.50%	9,419	539,709
Wells Fargo & Co. Series L, 7.50%	452	531,100

		8,227,156

Total Convertible Preferred Stocks (Cost $15,689,366)		14,814,114

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
PREFERRED STOCKS - 1.2%
Brazil - 0.1%
Cia Brasileira de Distribuicao 1.78% (K)	21,174	$ 499,197
Itau Unibanco Holding SA 3.97% (K)	74,080	815,354

		1,314,551

Korea, Republic of - 0.1%
Samsung Electronics Co., Ltd. 2.13% (K)	1,143	1,017,526

United Kingdom - 0.1%
HSBC Holdings PLC Series 2, 8.00% (A)	29,766	770,642
Royal Bank of Scotland Group PLC
Series M, 6.40% (A)	21,475	534,942
Series Q, 6.75% (A)	17,733	448,645
Series T, 7.25% (A)	25,538	647,899

		2,402,128

United States - 0.9%
Citigroup Capital XIII 7.88% (L)	48,688	1,263,940
Federal National Mortgage Association Series S, 8.25% (L)	69,496	260,610
GMAC Capital Trust I Series 2, 8.13% (L)	64,888	1,685,790
Palantir Technologies, Inc. 0.00% (G) (H) (I) (J)	212,750	1,891,348
RBS Capital Funding Trust V Series E, 5.90%	40,922	991,540
RBS Capital Funding Trust VII Series G, 6.08%	51,132	1,249,155
Uber Technologies, Inc. 0.00% (G) (H) (I) (J)	129,064	5,165,490
US Bancorp
Series F, 6.50% (A) (L)	27,000	761,940
Series G, 6.00% (L)	12,787	340,518

		13,610,331

Total Preferred Stocks (Cost $16,010,855)		18,344,536

EXCHANGE-TRADED FUNDS - 0.7%
United States - 0.7%
ETFS Physical Palladium Shares (B)	10,002	651,630
ETFS Physical Platinum Shares (B)	8,444	879,865
ETFS Physical Swiss Gold Shares (B)	26,125	2,993,664
iShares Gold Trust (B)	304,986	3,458,541
SPDR Gold Shares (B)	30,678	3,447,287

Total Exchange-Traded Funds (Cost $12,832,194)		11,430,987

MASTER LIMITED PARTNERSHIP - 0.0% (C)
United States - 0.0% (C)
NextEra Energy Partners, LP	10,036	397,626

Total Master Limited Partnership (Cost $289,182)		397,626

WARRANTS - 0.0% (C)
Australia - 0.0% (C)
TFS Corp., Ltd. (B) (G) (I) Exercise Price AUD 1.28 Expires 07/15/2018	59,458	23,996

	Shares	Value
WARRANTS (continued)
Australia (continued)
TFS Corp., Ltd., Class A (B) (G) Exercise Price AUD 1.28 Expires 07/15/2018	368,642	$ 148,777

Total Warrants (Cost $391,617)		172,773

	Principal	Value
CONVERTIBLE BONDS - 2.1%
Cayman Islands - 0.1%
SINA Corp. 1.00%, 12/01/2018	$ 788,000	750,077

India - 0.2%
REI Agro, Ltd.
5.50%, 11/13/2014 (D) (H) (M)	697,000	143,756
5.50%, 11/13/2014 (E) (H) (I) (M)	259,000	53,419
Suzlon Energy, Ltd. 3.25%, 07/16/2019 (D) (N)	2,034,000	2,829,802

		3,026,977

Jersey, Channel Islands - 0.1%
Dana Gas Sukuk, Ltd. 7.00%, 10/31/2017 (D)	2,109,340	1,698,019

Luxembourg - 0.1%
Telecom Italia Finance SA
6.13%, 11/15/2016 (D) (G)	EUR 900,000	1,459,394
6.13%, 11/15/2016 (E) (I)	200,000	324,310

		1,783,704

Netherlands - 0.2%
Bio City Development Co. BV 8.00%, 07/06/2018 (D) (G) (H) (J) (M)	$ 2,400,000	1,101,840
Volkswagen International Finance NV 5.50%, 11/09/2015 (D)	EUR 1,600,000	2,205,262

		3,307,102

Singapore - 0.2%
CapitaLand, Ltd.
1.95%, 10/17/2023 (D)	SGD 1,250,000	964,983
2.10%, 11/15/2016 (E) (I)	1,500,000	1,112,318
Olam International, Ltd. 6.00%, 10/15/2016 (E) (I)	$ 1,100,000	1,126,125

		3,203,426

Spain - 0.2%
Telefonica Participaciones SAU 4.90%, 09/25/2017	EUR 1,500,000	1,818,598
Telefonica SA 6.00%, 07/14/2017 (G) (I)	500,000	683,637

		2,502,235

United States - 1.0%
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/2018	$ 325,000	500,906
1.50%, 10/15/2020	320,000	509,600
Cobalt International Energy, Inc.
2.63%, 12/01/2019	1,667,000	1,230,454
3.13%, 05/15/2024	2,054,000	1,490,434
Delta Topco, Ltd. 10.00%, 11/24/2060 (G) (H) (I) (J)	1,412,554	1,413,543
Forest City Enterprises, Inc. 4.25%, 08/15/2018	750,000	879,844

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Gilead Sciences, Inc. Series D 1.63%, 05/01/2016	$ 546,000	$ 2,815,312
Intel Corp. 3.25%, 08/01/2039	427,000	649,574
Mylan, Inc. 3.75%, 09/15/2015	626,000	3,181,254
SanDisk Corp.
0.50%, 10/15/2020	736,000	713,460
1.50%, 08/15/2017	736,000	951,740
Take-Two Interactive Software, Inc. 1.75%, 12/01/2016	610,000	906,613
Twitter, Inc. 1.00%, 09/15/2021 (D)	650,000	569,156

		15,811,890

Total Convertible Bonds (Cost $31,644,486)		32,083,430

CORPORATE DEBT SECURITIES - 5.8%
Argentina - 0.3%
Empresa Distribuidora Y Comercializadora Norte 9.75%, 10/25/2022 (D)	154,000	129,899
YPF SA
8.50%, 07/28/2025 (D)	2,974,000	2,944,260
8.88%, 12/19/2018 (D)	848,000	901,000

		3,975,159

Australia - 0.1%
TFS Corp., Ltd. 11.00%, 07/15/2018 (D)	1,810,000	1,932,175

Brazil - 0.1%
Itau Unibanco Holding SA 2.85%, 05/26/2018 (D)	1,341,000	1,330,272

Canada - 0.1%
Viterra, Inc. 5.95%, 08/01/2020 (D)	790,000	868,518

Cayman Islands - 0.2%
Alibaba Group Holding, Ltd.
3.13%, 11/28/2021 (D)	1,178,000	1,163,468
3.60%, 11/28/2024 (D)	584,000	563,109
Hutchison Whampoa International 11, Ltd. 3.50%, 01/13/2017 (D)	656,000	676,074
Odebrecht Finance, Ltd. 4.38%, 04/25/2025 (A) (D)	679,000	519,231
Sun Hung KAI Properties Capital Market, Ltd. Series MTN 4.50%, 02/14/2022 (E) (I)	475,000	504,512

		3,426,394

Chile - 0.1%
Banco Santander Chile 2.15%, 06/07/2018 (D) (L)	1,022,000	1,037,330
Inversiones Alsacia SA 8.00%, 12/31/2018 (D) (H)	968,476	513,292

		1,550,622

Colombia - 0.0% (C)
Colombia Telecomunicaciones SA ESP 5.38%, 09/27/2022 (D)	332,000	329,095

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
France - 0.2%
BNP Paribas SA Series MTN 2.40%, 12/12/2018	$ 2,299,000	$ 2,325,841

Germany - 0.1%
Deutsche Bank AG 1.88%, 02/13/2018	860,000	857,369
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.50%, 01/15/2023 (D)	302,000	307,851

		1,165,220

Guernsey, Channel Islands - 0.1%
Credit Suisse Group Guernsey I, Ltd. 7.88%, 02/24/2041 (E) (I) (L)	673,000	703,656

Italy - 0.2%
Intesa Sanpaolo SpA 3.88%, 01/16/2018 - 01/15/2019	2,260,000	2,326,442
Telecom Italia SpA 5.30%, 05/30/2024 (D)	1,166,000	1,161,627

		3,488,069

Japan - 0.1%
Sumitomo Mitsui Banking Corp. 2.45%, 01/10/2019	866,000	875,425

Luxembourg - 0.1%
Actavis Funding SCS 3.00%, 03/12/2020	1,225,000	1,227,778
Intelsat Jackson Holdings SA 7.50%, 04/01/2021	990,000	978,863

		2,206,641

Malaysia - 0.1%
Petronas Capital, Ltd. 3.50%, 03/18/2025 (D)	1,497,000	1,480,975

Mexico - 0.2%
Petroleos Mexicanos 3.50%, 07/23/2020 (A) (D)	1,358,000	1,372,911
5.75%, 03/01/2018	1,030,000	1,120,465
Trust F/1401 5.25%, 12/15/2024 (D)	543,000	564,720

		3,058,096

Netherlands - 0.3%
Constellium NV 7.00%, 01/15/2023 (D)	EUR 487,000	542,932
8.00%, 01/15/2023 (D)	$ 250,000	256,250
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.95%, 11/09/2022	353,000	352,953
ING Groep NV 6.00%, 04/16/2020 (A) (L) (O)	595,000	587,191
Petrobras Global Finance BV 2.42%, 01/15/2019 (L)	2,053,000	1,897,998
5.38%, 01/27/2021	444,000	427,039
6.25%, 03/17/2024	263,000	253,918

		4,318,281

Singapore - 0.1%
Global Logistic Properties, Ltd. 3.88%, 06/04/2025 (E)	2,267,000	2,218,885

Switzerland - 0.0% (C)
UBS AG Series MTN 2.38%, 08/14/2019	692,000	691,945

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom - 0.4%
HSBC Holdings PLC 6.38%, 09/17/2024 (L) (O)	$ 2,475,000	$ 2,481,188
Lloyds Bank PLC 2.30%, 11/27/2018	254,000	256,685
Series MTN 13.00%, 01/22/2029 (L) (O)	GBP 1,189,000	3,235,776
Standard Chartered PLC 6.50%, 04/02/2020 (A) (D) (L) (O)	$ 835,000	842,204

		6,815,853

United States - 3.0%
AbbVie, Inc. 2.50%, 05/14/2020	1,538,000	1,522,222
Ally Financial, Inc. 2.75%, 01/30/2017	1,087,000	1,082,108
3.50%, 01/27/2019	691,000	685,818
American Express Co. 4.90%, 03/15/2020 (L) (O)	780,000	755,664
American Tower Corp. 3.40%, 02/15/2019	296,000	302,902
AT&T, Inc. 2.38%, 11/27/2018	1,909,000	1,925,709
3.00%, 06/30/2022	3,055,000	2,949,798
Bank of America Corp. 2.00%, 01/11/2018	1,019,000	1,022,339
2.60%, 01/15/2019	688,000	695,492
Series MTN 1.35%, 03/22/2018 (L)	551,000	556,015
6.88%, 04/25/2018	691,000	780,610
Cablevision Systems Corp. 5.88%, 09/15/2022	416,000	403,520
Capital One Bank USA NA 2.15%, 11/21/2018	976,000	974,854
Chesapeake Energy Corp. 3.53%, 04/15/2019 (L)	700,000	640,500
Citigroup, Inc. 1.80%, 02/05/2018	2,210,000	2,204,674
5.88%, 03/27/2020 (A) (L) (O)	1,460,000	1,463,212
5.95%, 01/30/2023 (L) (O)	534,000	525,990
Crown Cork & Seal Co., Inc. 7.50%, 12/15/2096	38,000	36,575
Deutsche Bank Capital Funding Trust VII 5.63%, 01/19/2016 (D) (L) (O)	149,000	149,745
Discover Bank 2.00%, 02/21/2018	361,000	360,117
Ford Motor Credit Co. LLC 1.72%, 12/06/2017	1,215,000	1,208,692
2.38%, 01/16/2018	894,000	902,311
5.00%, 05/15/2018	884,000	950,378
Forest Laboratories, Inc.
4.38%, 02/01/2019 (D)	904,000	956,746
5.00%, 12/15/2021 (D)	619,000	671,697
General Electric Capital Corp. 6.25%, 12/15/2022 (L) (O)	1,100,000	1,203,125
Series MTN 5.55%, 05/04/2020	519,000	591,814
6.38%, 11/15/2067 (L)	865,000	929,875

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
General Motors Financial Co., Inc. 3.50%, 07/10/2019	$ 1,070,000	$ 1,092,650
Glencore Funding LLC 2.13%, 04/16/2018 (D)	180,000	178,646
Goldman Sachs Group, Inc. 5.38%, 05/10/2020 (L) (O)	1,280,000	1,264,512
5.70%, 05/10/2019 (L) (O)	1,228,000	1,232,421
HSBC USA, Inc. 1.63%, 01/16/2018	805,000	802,800
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	192,000	211,238
Hyundai Capital America 2.00%, 03/19/2018 (D)	460,000	460,164
JPMorgan Chase & Co. 4.35%, 08/15/2021	598,000	640,094
5.15%, 05/01/2023 (L) (O)	1,460,000	1,389,336
6.10%, 10/01/2024 (A) (L) (O)	2,765,000	2,774,677
Medtronic, Inc. 3.15%, 03/15/2022 (D)	1,660,000	1,667,437
Morgan Stanley 5.45%, 07/15/2019 (L) (O)	905,000	898,212
Series MTN 7.30%, 05/13/2019	502,000	590,592
Mylan, Inc. 2.55%, 03/28/2019	956,000	947,688
NBCUniversal Enterprise, Inc. 5.25%, 03/19/2021 (D) (O)	611,000	649,951
Qualcomm, Inc. 3.00%, 05/20/2022	2,495,000	2,478,089
Sabine Pass Liquefaction LLC 5.63%, 04/15/2023	511,000	509,242
SunGard Data Systems, Inc. 7.38%, 11/15/2018	278,000	287,869
Synchrony Financial 3.75%, 08/15/2021	552,000	556,200
USB Capital IX 3.50%, 07/31/2015 (L) (O)	1,051,000	867,600
Xerox Corp. 6.35%, 05/15/2018	475,000	529,361

		46,481,281

Total Corporate Debt Securities (Cost $90,468,327)		89,242,403

FOREIGN GOVERNMENT OBLIGATIONS - 5.7%
Argentina - 0.3%
Argentina Bonar Bonds 8.75%, 05/07/2024	2,766,987	2,637,265
Series X 7.00%, 04/17/2017	610,520	595,868
City of Buenos Aires, Argentina 8.95%, 02/19/2021 (D)	710,000	724,200
Provincia de Buenos Aires, Argentina 10.88%, 01/26/2021 (E) (I)	113,000	113,565

		4,070,898

Brazil - 0.8%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2017 - 01/01/2025	BRL 38,969,000	10,688,343

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Brazil (continued)
Brazilian Government International Bond 4.88%, 01/22/2021 (A)	$ 546,000	$ 570,570
6.00%, 01/17/2017	909,000	970,357

		12,229,270

Colombia - 0.1%
Colombia Government International Bond 7.38%, 01/27/2017 (A)	1,442,000	1,568,896

Hungary - 0.1%
Hungary Government International Bond 4.13%, 02/19/2018	1,548,000	1,611,081

Indonesia - 0.3%
Indonesia Government International Bond 6.88%, 01/17/2018 (D)	880,000	984,922
Indonesia Treasury Bond 7.88%, 04/15/2019	IDR 44,178,000,000	$ 3,284,597
8.38%, 03/15/2024	5,085,000,000	381,555

		4,651,074

Italy - 0.8%
Italy Buoni Poliennali del Tesoro 1.50%, 06/01/2025	EUR 9,745,000	10,098,869
2.50%, 12/01/2024	1,845,000	2,097,583

		12,196,452

Japan - 0.2%
Japan Government Two Year Bond 0.10%, 03/15/2017	JPY 291,900,000	2,389,184

Korea, Republic of - 0.1%
Export-Import Bank of Korea 2.63%, 12/30/2020	$ 1,532,000	1,522,213
2.88%, 09/17/2018	618,000	635,842

		2,158,055

Mexico - 1.3%
Mexican Bonos 10.00%, 12/05/2024	MXN 183,525,900	14,951,216
Series M 8.00%, 12/07/2023	78,331,300	5,631,676

		20,582,892

Poland - 0.4%
Poland Government Bond 5.25%, 10/25/2020	PLN 13,727,000	4,097,656
5.75%, 10/25/2021	6,689,000	2,062,204

		6,159,860

Turkey - 0.1%
Turkey Government International Bond 6.75%, 04/03/2018	$ 1,412,000	1,557,060

United Kingdom - 1.2%
U.K. Gilt 2.25%, 09/07/2023 (E) (I)	GBP 11,564,448	18,595,831

Total Foreign Government Obligations (Cost $95,689,647)		87,770,553

	Principal	Value
LOAN ASSIGNMENTS - 1.4%
Germany - 0.1%
Deutsche Raststatten Gruppe IV GmbH, Term Loan A 3.24%, 12/10/2018 (L)	EUR 589,851	$ 656,444
Deutsche Raststatten Gruppe IV GmbH, Term Loan B 3.49%, 12/10/2019 (L)	237,838	264,855

		921,299

Luxembourg - 0.2%
Endo Luxembourg Finance Co. SARL, Bridge Term Loan TBD, 06/11/2016 (P) (Q)	$ 1,250,000	1,248,437
Endo Luxembourg Finance Co. SARL, Term Loan B TBD, 06/11/2022 (P) (Q)	1,135,000	1,137,838
Mallinckrodt International Finance SA, Term Loan B 3.25%, 03/19/2021 (L)	325,371	323,795

		2,710,070

Marshall Islands - 0.1%
Drillships Financing Holding, Inc., Term Loan B1 6.00%, 03/31/2021 (L)	639,501	518,955
Drillships Ocean Ventures, Inc., Term Loan B 5.50%, 07/25/2021 (L)	747,383	632,660

		1,151,615

Netherlands - 0.1%
Promontoria Blue Holding 2 BV TBD, 04/17/2020 (H) (O)	EUR 1,925,000	2,146,086

United States - 0.9%
Calpine Corp., Term Loan B5 3.50%, 05/27/2022 (L)	$ 1,125,000	1,113,575
Fieldwood Energy LLC, 2nd Lien Term Loan 8.38%, 09/30/2020 (L)	904,280	688,383
Grifols Worldwide Operations USA, Inc., Term Loan B 3.19%, 02/27/2021 (L)	2,746,886	2,745,169
Hilton Worldwide Finance LLC, Term Loan B2 3.50%, 10/26/2020 (L)	2,718,911	2,716,268
Novelis, Inc., Term Loan B 4.00%, 06/02/2022 (L)	650,000	645,938
Obsidian Natural Gas Trust, Term Loan 7.00%, 11/02/2015 (H) (L)	141,710	141,710
Seadrill Partners Finance Co. LLC, Term Loan B 4.00%, 02/21/2021 (L)	1,632,394	1,228,959
Sheridan Investment Partners II, LP, Term Loan A 4.25%, 12/16/2020 (H) (L)	188,409	165,800
Sheridan Investment Partners II, LP, Term Loan B 4.25%, 12/16/2020 (H) (L)	1,354,974	1,192,377
Sheridan Investment Partners II, LP, Term Loan M 4.25%, 12/16/2020 (H) (L)	70,200	61,776

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
United States (continued)
Univar, Inc., Term Loan TBD, 06/30/2022 (P) (Q)	$ 1,105,000	$ 1,101,547
Univision Communications, Inc., Term Loan C4 4.00%, 03/01/2020 (L)	2,107,650	2,091,843

		13,893,345

Total Loan Assignments (Cost $21,951,885)		20,822,415

U.S. GOVERNMENT AGENCY OBLIGATION - 0.3%
Federal National Mortgage Association 3.00%, TBA (Q)	5,292,000	5,272,258

Total U.S. Government Agency Obligation (Cost $5,334,998)		5,272,258

U.S. GOVERNMENT OBLIGATIONS - 3.5%
U.S. Treasury Inflation Indexed Note 0.25%, 01/15/2025	$ 583,134	$ 571,973
U.S. Treasury Note 0.25%, 07/31/2015	4,037,300	4,037,615
1.38%, 03/31/2020	16,844,300	16,678,485
1.75%, 03/31/2022	6,048,600	5,938,969
2.00%, 02/15/2025 (A)	4,490,600	4,362,896
2.13%, 05/15/2025 (A)	4,548,000	4,465,567
2.25%, 11/15/2024	17,593,500	17,486,285

Total U.S. Government Obligations (Cost $54,485,419)		53,541,790

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 4.0%
Japan - 1.9%
Japan Treasury Discount Bill 0.00% (R), 07/10/2015 - 12/10/2015 (K)	JPY 3,520,000,000	28,761,923
Mexico - 2.1%
Mexico Cetes 2.98%, 07/23/2015 (K)	MXN 28,688,590	1,822,030
3.04%, 07/09/2015 (K)	57,205,420	3,637,212
3.06%, 08/06/2015 (K)	57,653,000	3,657,179
3.06%, 07/23/2015 (K)	22,098,970	1,403,447
3.10%, 08/20/2015 (K)	22,094,120	1,399,815
3.13%, 08/20/2015 (K)	28,878,330	1,829,568
3.14%, 10/15/2015 (K)	54,106,720	3,411,480
3.16%, 10/01/2015 (K)	23,800,000	1,502,330
3.19%, 10/29/2015 (K)	30,371,490	1,912,294
3.21%, 09/17/2015 - 11/12/2015 (K)	132,559,640	8,353,243
3.23%, 09/17/2015 (K)	29,203,750	1,845,396
3.24%, 11/26/2015 (K)	15,184,590	953,573
3.42%, 09/03/2015 (K)	21,875,780	1,383,606

		33,111,173

Total Short-Term Foreign Government Obligations (Cost $63,569,925)		61,873,096

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 19.4%
U.S. Treasury Bill 0.01%, 09/10/2015 (K)	$ 8,000,000	7,999,842
0.02%, 07/02/2015 - 10/15/2015 (K)	26,000,000	25,999,326
0.02%, 07/09/2015 - 10/22/2015 (A) (K)	11,000,000	10,999,551

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bill (continued)
0.03%, 07/02/2015 - 11/19/2015 (K)	$ 65,000,000	$ 64,997,008
0.04%, 07/16/2015 - 11/19/2015 (K)	107,700,000	107,691,019
0.04%, 11/05/2015 (A) (K)	23,775,000	23,771,588
0.05%, 09/10/2015 (K)	20,000,000	19,998,126
0.05%, 11/05/2015 (A) (K)	6,000,000	5,998,889
0.06%, 08/20/2015 - 08/27/2015 (K)	17,000,000	16,998,536
0.07%, 07/23/2015 - 11/19/2015 (K)	12,800,000	12,798,588

Total Short-Term U.S. Government Obligations (Cost $297,252,473)		297,252,473

	Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.0% (C)
Apple, Inc., Call Strike Price $135.00 Expires 08/21/2015	21	$ 2,793
Goodyear Tire & Rubber Co., Call Strike Price $31.00 Expires 10/16/2015	36	4,883

Total Exchange-Traded Options Purchased (Cost $19,343)		7,676

OVER-THE-COUNTER OPTIONS PURCHASED - 1.0% (S) (T)
Abbott Laboratories, Call Strike Price $49.00 Expires 01/15/2016, CITI	71,600	203,630
Activision Blizzard, Inc., Call Strike Price $19.00 Expires 01/15/2016, DUB	70,659	398,316
Bank of America Corp., Call Strike Price $16.50 Expires 01/15/2016, GSC	198,100	287,786
Bank of New York Mellon Corp., Call Strike Price $46.00 Expires 05/20/2016, DUB	111,553	145,086
Baxter International, Inc., Call Strike Price $72.75 Expires 03/18/2016, GSC	29,179	62,673
Citigroup, Inc., Call Strike Price $50.50 Expires 01/15/2016, GSC	92,000	619,739
Delta Air Lines, Inc., Call Strike Price $43.00 Expires 09/18/2015, MSC	6,848	12,600
EURO STOXX 50® Index, Call Index Value EUR 3,293.01 Expires 12/16/2016, GSC	2,233	801,413
EURO STOXX 50® Index, Call Index Value EUR 3,426.55 Expires 09/21/2018, DUB	375	145,015
EURO STOXX 50® Index, Call Index Value EUR 3,450.00 Expires 03/17/2017, MSC	882	261,092
EURO STOXX 50® Index, Call Index Value EUR 3,500.00 Expires 06/16/2017, CITI	819	233,706

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED (continued)
EURO STOXX 50® Index, Call Index Value EUR 3,500.00 Expires 12/15/2017, BCLY	901	$ 300,616
EURO STOXX 50® Index, Call Index Value EUR 3,500.00 Expires 03/16/2018, GSC	749	253,698
EURO STOXX 50® Index, Call Index Value EUR 3,600.00 Expires 09/15/2017, BOA	878	251,865
EURO STOXX 50® Index, Call Index Value EUR 3,600.00 Expires 06/15/2018, UBS	363	117,023
EURO STOXX 50® Index, Call Index Value EUR 3,675.00 Expires 12/18/2015, JPM	2,294	267,767
General Electric Co., Call Strike Price $28.50 Expires 01/15/2016, DUB	145,893	70,392
Gilead Sciences, Inc., Call Strike Price $95.00 Expires 01/15/2016, CITI	13,900	338,117
Goldman Sachs Group, Inc., Call Strike Price $220.00 Expires 01/15/2016, DUB	10,200	80,835
Goldman Sachs Group, Inc., Call Strike Price $220.00 Expires 05/20/2016, DUB	26,800	303,531
Ibovespa Brasil Sao Paulo Stock Exchange Index, Put Index Value BRL 47,604.37 Expires 08/12/2015, BOA	243	12,504
International Business Machines Corp., Call Strike Price $182.00 Expires 01/15/2016, BCLY	13,619	30,459
International Business Machines Corp., Call Strike Price $182.00 Expires 01/15/2016, DUB	13,620	30,462
Johnson & Johnson, Call Strike Price $103.00 Expires 04/15/2016, GSC	146,775	384,935
Johnson & Johnson, Call Strike Price $110.00 Expires 07/17/2015, DUB	136,200	4,086
JPMorgan Chase & Co., Call Strike Price $59.00 Expires 01/15/2016, GSC	70,800	670,505
KeyCorp, Call Strike Price $15.75 Expires 05/20/2016, DUB	148,737	139,435
Merck & Co., Inc., Call Strike Price $59.00 Expires 01/15/2016, GSC	143,557	282,549
MetLife, Inc., Call Strike Price $57.50 Expires 01/15/2016, GSC	109,266	286,823
Morgan Stanley, Call Strike Price $40.75 Expires 05/20/2016, DUB	111,553	268,080
Morgan Stanley Custom Index, Call Index Value JPY 131.28 Expires 12/11/2015, MSC	2,451,202	493,650

	Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED (continued)
Morgan Stanley Custom Index, Call Index Value JPY 139.99 Expires 12/11/2015, MSC	632,982	$ 121,816
Nikkei 225 Index, Call Index Value JPY 21,968.28 Expires 03/09/2018, GSC	30,667	386,542
Pfizer, Inc., Call Strike Price $33.00 Expires 01/15/2016, CITI	274,100	454,280
Prudential Financial, Inc., Call Strike Price $90.00 Expires 01/15/2016, CITI	84,952	375,913
Russell 2000® Index, Put Index Value $1,215.00 Expires 08/21/2015, BOA	6,113	128,928
Russell 2000® Index, Put Index Value $1,250.00 Expires 08/21/2015, UBS	6,706	219,621
Russell 2000® Index, Put Index Value $1,270.00 Expires 09/18/2015, MSC	3,324	172,017
S&P 500®, Put Index Value $2,050.00 Expires 09/18/2015, CSFB	3,679	212,646
S&P 500®, Put Index Value $2,065.00 Expires 07/17/2015, MSC	7,411	230,112
S&P 500®, Put Index Value $2,100.00 Expires 08/31/2015, CSFB	1,980	140,679
S&P 500®, Call Index Value $2,350.00 Expires 08/21/2015, CSFB	15,668	3,917
SPDR Gold Shares, Call Exercise Price $120.00 Expires 09/18/2015, JPM	30,300	21,816
STOXX® Europe 600 Index, Call Index Value EUR 348.12 Expires 09/16/2016, JPM	8,434	435,669
STOXX® Europe 600 Index, Call Index Value EUR 355.61 Expires 03/17/2017, CSFB	7,951	403,495
STOXX® Europe 600 Index, Call Index Value EUR 372.06 Expires 09/15/2017, JPM	5,680	232,116
STOXX® Europe 600 Index, Call Index Value EUR 400.00 Expires 12/16/2016, CSFB	16,361	563,618
STOXX® Europe 600 Index, Call Index Value EUR 404.13 Expires 09/18/2015, BOA	9,984	71,361
SunTrust Banks, Inc., Call Strike Price $45.50 Expires 05/20/2016, DUB	111,600	236,426
Taiwan Stock Exchange Weighted Index, Call Index Value TWD 9,000.77 Expires 09/21/2016, CITI	12,200	162,000
Taiwan Stock Exchange Weighted Index, Call Index Value TWD 9,483.14 Expires 09/21/2016, CITI	11,296	100,440

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED (continued)
Taiwan Stock Exchange Weighted Index, Call Index Value TWD 9,677.00 Expires 12/16/2016, GSC	11,600	$ 95,897
Teva Pharmaceutical Industries, Ltd., Call Strike Price $63.50 Expires 05/20/2016, DUB	29,500	104,616
TOPIX Index, Call Index Value JPY 1,525.00 Expires 12/11/2015, BOA	480,500	540,675
TOPIX Index, Call Index Value JPY 1,585.00 Expires 12/11/2015, CITI	508,639	407,160
TOPIX Index, Call Index Value JPY 1,585.00 Expires 03/11/2016, CITI	718,700	680,325
TOPIX Index, Call Index Value JPY 1,600.00 Expires 09/11/2015, BNP	232,110	133,773
TOPIX Index, Call Index Value JPY 1,615.00 Expires 09/11/2015, BOA	360,100	180,307
TOPIX Index, Call Index Value JPY 1,675.00 Expires 09/11/2015, UBS	257,100	66,175
TOPIX Index, Call Index Value JPY 1,675.00 Expires 06/10/2016, MSC	248,900	166,519
TOPIX Index, Call Index Value JPY 1,675.00 Expires 06/10/2016, CITI	469,336	313,995
Wells Fargo & Co., Call Strike Price $59.00 Expires 05/20/2016, DUB	111,553	236,990
Wells Fargo & Co., Call Strike Price $60.00 Expires 01/15/2016, GSC	34,000	43,180

Total Over-the-Counter Options Purchased (Cost $14,936,362)		15,401,412

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.1% (S) (T)
Call, pays Floating Rate Index 3-Month USD-LIBOR BBA, Exercise rate 1.53%, Expires 08/12/2015, DUB	$ 118,125,000	102,509
Call, pays Floating Rate Index 3-Month USD-LIBOR BBA, Exercise rate 1.90%, Expires 09/18/2015, GSC	76,300,000	630,502
Put, receives Floating Rate Index 3-Month USD-LIBOR BBA, Exercise rate 1.07%, Expires 04/04/2018, DUB	JPY 269,375,596	14,681

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED (continued)
Put, receives Floating Rate Index 3-Month USD-LIBOR BBA, Exercise rate 1.25%, Expires 07/29/2016, DUB	$ 342,740,000	$ 15,154
Put, receives Floating Rate Index 3-Month USD-LIBOR BBA, Exercise rate 1.35%, Expires 01/25/2016, GSC	263,962,885	2,698
Put, receives Floating Rate Index 3-Month USD-LIBOR BBA, Exercise rate 1.35%, Expires 01/25/2016, GSC	529,703,440	5,414

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $1,534,014)		770,958

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (K)	90,833,571	90,833,571

Total Securities Lending Collateral (Cost $90,833,571)		90,833,571

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co. 0.01% (K), dated 06/30/2015, to be repurchased at $4,085,694 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $4,167,870.	$ 4,085,693	4,085,693

Total Repurchase Agreement (Cost $4,085,693)		4,085,693

Total Investments (Cost $1,647,308,726) (U)		1,639,765,273
Net Other Assets (Liabilities) - (6.9)%		(106,298,366)

Net Assets - 100.0%		$ 1,533,466,907

	Shares	Value
SECURITIES SOLD SHORT - (0.0)% (C)
COMMON STOCKS - (0.0)% (C)
Auto Components - (0.0)% (C)
Gentex Corp.	(28,573)	$ (469,169)

Food Products - (0.0)% (C)
Mead Johnson Nutrition Co., Class A	(1,252)	(112,955)

Total Common Stocks (Proceeds $640,834)		(582,124)

Total Securities Sold Short (Proceeds $640,834)		$ (582,124)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Number of Contracts	Premiums Received	Value
Call - Aetna, Inc.	USD	130.00	10/16/2015	15	$(6,280)	$(11,025)
Call - Apple, Inc.	USD	150.00	08/21/2015	21	(5,098)	(252)
Call - Diageo PLC	USD	125.00	10/16/2015	70	(21,457)	(12,950)
Call - DISH Network Corp.	USD	80.00	09/18/2015	30	(9,509)	(1,800)
Call - Philip Morris International, Inc.	USD	85.00	12/18/2015	93	(18,404)	(13,764)
Put - Apple, Inc.	USD	120.00	08/21/2015	21	(8,051)	(5,355)
Put - Goodyear Tire & Rubber Co.	USD	28.00	10/16/2015	36	(3,517)	(3,517)
Put - Molson Coors Brewing Co.	USD	65.00	01/15/2016	46	(14,545)	(16,100)

Total					$(86,861)	$(64,763)

OVER-THE-COUNTER OPTIONS WRITTEN: (S) (T)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Premiums Received	Value
Call - Abbott Laboratories	CITI	USD	55.00	01/15/2016	71,600	$(34,153)	$(65,156)
Call - Activision Blizzard, Inc.	DUB	USD	24.00	01/15/2016	70,659	(58,647)	(139,087)
Call - Bank of America Corp.	GSC	USD	19.00	01/15/2016	198,100	(90,472)	(83,440)
Call - Bank of New York Mellon Corp.	DUB	USD	51.25	05/20/2016	111,553	(75,856)	(50,183)
Call - Baxter International, Inc.	GSC	USD	82.00	03/18/2016	29,179	(13,714)	(17,774)
Call - Citigroup, Inc.	GSC	USD	57.50	01/15/2016	92,000	(139,150)	(240,120)
Call - Delta Air Lines, Inc.	MSC	USD	50.00	09/18/2015	6,848	(5,410)	(2,534)
Call - eBay, Inc.	CITI	USD	60.00	08/21/2015	24,900	(53,535)	(61,005)
Call - General Electric Co.	DUB	USD	32.00	01/15/2016	145,893	(32,096)	(12,401)
Call - Goldman Sachs Group, Inc.	DUB	USD	245.00	05/20/2016	26,800	(90,048)	(112,195)
Call - Ibovespa Brasil Sao Paulo Stock Exchange Index	BOA	BRL	55,416.37	08/12/2015	243	(82,470)	(62,731)
Call - Johnson & Johnson	GSC	USD	113.00	04/15/2016	146,775	(176,130)	(114,967)
Call - JPMorgan Chase & Co.	GSC	USD	66.00	01/15/2016	70,800	(88,281)	(320,578)
Call - KeyCorp	DUB	USD	17.90	05/20/2016	148,737	(46,109)	(52,531)
Call - Merck & Co., Inc.	GSC	USD	65.00	01/15/2016	143,557	(140,686)	(82,545)
Call - MetLife, Inc.	GSC	USD	67.50	01/15/2016	109,266	(81,950)	(59,625)
Call - Mobileye NV	CITI	USD	55.00	08/21/2015	15,142	(40,213)	(37,098)
Call - Mobileye NV	CITI	USD	60.00	08/21/2015	6,053	(8,595)	(6,356)
Call - Morgan Stanley	DUB	USD	46.00	05/20/2016	111,553	(89,242)	(101,126)
Call - Pfizer, Inc.	CITI	USD	37.50	01/15/2016	274,100	(106,899)	(87,506)
Call - Prudential Financial, Inc.	CITI	USD	105.00	01/15/2016	84,952	(220,875)	(70,085)
Call - Russell 2000® Index	BOA	USD	1,315.00	08/21/2015	6,113	(67,243)	(35,948)
Call - Russell 2000® Index	UBS	USD	1,350.00	08/21/2015	6,706	(21,972)	(8,718)
Call - Russell 2000® Index	MSC	USD	1,360.00	09/18/2015	3,324	(23,600)	(11,468)
Call - S&P 500®	CSFB	USD	2,185.00	09/18/2015	3,679	(78,436)	(24,687)
Call - SunTrust Banks, Inc.	DUB	USD	51.75	05/20/2016	111,600	(61,380)	(68,381)
Call - Tenet Healthcare Corp.	GSC	USD	49.00	08/21/2015	16,905	(62,587)	(152,145)
Call - Teva Pharmaceutical Industries, Ltd.	DUB	USD	73.00	05/20/2016	29,500	(41,984)	(35,227)
Call - Tiffany & Co.	GSC	USD	97.50	08/21/2015	8,384	(22,353)	(7,378)
Call - TOPIX Index	CITI	JPY	1,800.00	12/11/2015	508,639	(103,584)	(76,806)
Call - TOPIX Index	UBS	JPY	1,825.00	09/11/2015	257,100	(20,795)	(6,462)
Call - United Continental Holdings, Inc.	CITI	USD	60.00	01/15/2016	13,410	(106,610)	(45,929)
Call - Valeant Pharmaceuticals International, Inc.	BCLY	USD	240.00	01/15/2016	2,200	(34,430)	(35,640)
Call - Wells Fargo & Co.	DUB	USD	66.00	05/20/2016	111,553	(71,394)	(62,011)
Put - Delta Air Lines, Inc.	MSC	USD	39.00	09/18/2015	6,848	(11,299)	(12,121)
Put - EURO STOXX 50® Index	DUB	EUR	2,586.07	09/21/2018	375	(136,733)	(62,022)
Put - Morgan Stanley Custom Index	MSC	JPY	128.68	12/11/2015	2,451,202	(217,152)	(60,168)
Put - Morgan Stanley Custom Index	MSC	JPY	137.22	12/11/2015	632,982	(58,907)	(20,608)
Put - Nikkei 225 Index	GSC	JPY	17,974.04	03/09/2018	30,667	(444,320)	(400,404)
Put - Russell 2000® Index	BOA	USD	1,115.00	08/21/2015	6,113	(97,808)	(35,420)
Put - Russell 2000® Index	MSC	USD	1,170.00	09/18/2015	3,324	(30,747)	(66,979)
Put - Russell 2000® Index	UBS	USD	1,200.00	08/21/2015	6,706	(48,649)	(119,367)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

OVER-THE-COUNTER OPTIONS WRITTEN (continued): (S) (T)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Premiums Received	Value
Put - S&P 500®	CSFB	USD	1,900.00	08/31/2015	1,980	$(25,938)	$(33,363)
Put - S&P 500®	CSFB	USD	1,900.00	09/18/2015	3,679	(114,049)	(84,065)
Put - STOXX® Europe 600 Index	BOA	EUR	368.48	09/18/2015	9,984	(111,876)	(103,228)
Put - Taiwan Stock Exchange Weighted Index	CITI	TWD	8,100.70	09/21/2016	12,200	(205,551)	(122,997)
Put - Taiwan Stock Exchange Weighted Index	CITI	TWD	8,691.29	09/21/2016	11,296	(193,930)	(191,015)
Put - Taiwan Stock Exchange Weighted Index	GSC	TWD	8,868.97	12/16/2016	11,600	(220,400)	(264,286)
Put - Teva Pharmaceutical Industries, Ltd.	DUB	USD	55.00	05/20/2016	29,500	(97,026)	(106,270)
Put - TOPIX Index	CITI	JPY	1,400.00	12/11/2015	508,639	(191,842)	(67,847)
Put - TOPIX Index	BOA	JPY	1,425.00	12/11/2015	480,500	(318,412)	(77,260)
Put - TOPIX Index	BOA	JPY	1,435.00	09/11/2015	360,100	(88,160)	(23,292)
Put - TOPIX Index	CITI	JPY	1,435.00	03/11/2016	718,700	(478,105)	(192,842)
Put - TOPIX Index	MSC	JPY	1,450.00	06/10/2016	248,900	(127,653)	(101,334)
Put - TOPIX Index	CITI	JPY	1,475.00	06/10/2016	234,668	(143,934)	(109,263)
Put - TOPIX Index	CITI	JPY	1,500.00	06/10/2016	234,668	(157,999)	(124,611)

Total						$(5,911,389)	$(4,728,605)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (S) (T)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Value
Call - 5-Year	GSC	3-Month USD-LIBOR BBA	Receive	1.65%	09/14/2015	USD	76,300,000	$(156,034)	$(231,055)

CENTRALLY CLEARED SWAP AGREEMENTS: (V)

Credit Default Swap Agreements on Credit Indices - Buy Protection (W)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (X)		Fair Value (Y)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American High Yield Index - Series 23	5.00%	06/20/2020	USD	712,091	$(45,356)	$(47,694)	$2,338

Credit Default Swap Agreements on Credit Indices - Sell Protection (Z)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (X)		Fair Value (Y)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Crossover - Series 23	5.00%	06/20/2020	EUR	2,249,400	$192,615	$258,741	$(66,126)
North American Investment Grade Index - Series 24	1.00	06/20/2020	USD	800,000	11,591	14,783	(3,192)

Total					$204,206	$273,524	$(69,318)

Interest Rate Swap Agreements - Fixed Rate Receivable
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month NZD-BBR	3.59%	02/09/2020	NZD	3,678,000	$45,150	$0	$45,150
3-Month NZD-BBR	3.60	02/09/2020	NZD	4,312,000	54,291	0	54,291
3-Month USD-LIBOR	1.88	03/11/2020	USD	15,420,000	121,603	0	121,603
3-Month USD-LIBOR	2.22	04/07/2025	USD	15,560,000	(300,952)	(233)	(300,719)
3-Month USD-LIBOR	3.12	06/05/2025	USD	15,160,000	(64,714)	132	(64,846)

Total					$(144,622)	$(101)	$(144,521)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (V)

Interest Rate Swap Agreements - Fixed Rate Payable
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.03%	03/11/2017	USD	38,190,000	$(164,951)	$0	$(164,951)
3-Month USD-LIBOR	1.08	04/07/2017	USD	71,760,000	(488,314)	(241)	(488,073)

Total					$(653,265)	$(241)	$(653,024)

OVER-THE-COUNTER SWAP AGREEMENTS: (S) (T)

Cross Currency Swap Agreements
Fixed Rate Receivable	Fixed Rate Payable	Expiration Date	Counterparty	Notional Amount Receivable		Notional Amount Payable		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
1.23%	0.10%	03/15/2017	BOA	USD	2,425,715	JPY	291,900,000	$58,935	$561	$58,374

Interest Rate Swap Agreements - Fixed Rate Receivable
Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month NZD-BBR	DUB	3.48%	02/05/2020	NZD	2,167,562	$18,197	$0	$18,197
6-Month AUD-BBR-BBSW	DUB	2.89	06/11/2020	AUD	1,727,205	8,275	0	8,275
6-Month PLN-WIBOR	DUB	2.05	03/19/2020	PLN	1,490,000	(4,788)	0	(4,788)
6-Month PLN-WIBOR	DUB	2.06	03/17/2020	PLN	4,470,000	(14,707)	0	(14,707)

Total						$6,977	$0	$6,977

Total Return Swap Agreements - Payable (AA)
Reference Entity	Counterparty	Floating Rate	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Siloam International Hospitals Tbk PT	CSFB	1-Month USD-LIBOR BBA	02/08/2016	384,100	$12,733	$0	$12,733

Total Return Swap Agreements - Receivable (AA)

Reference Entity	Counterparty	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Dividend Futures	BNP	12/15/2017	5,900	$(12,977)	$0	$(12,977)
EURO STOXX 50® Index Dividend Futures	BNP	12/15/2017	5,900	(5,920)	0	(5,920)
EURO STOXX 50® Index Dividend Futures	BNP	12/21/2018	5,900	(24,173)	0	(24,173)
EURO STOXX 50® Index Dividend Futures	BNP	12/21/2018	3,200	(11,416)	0	(11,416)
EURO STOXX 50® Index Dividend Futures	BNP	12/21/2018	3,000	(7,024)	0	(7,024)
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/31/2016	220,000	121,159	7,101	114,058
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/31/2016	220,000	113,070	(2,582)	115,652
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/31/2017	210,000	184,115	3,286	180,829
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/31/2017	210,000	192,696	13,556	179,140

Total				$549,530	$21,361	$528,169

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FUTURES CONTRACTS: (AB)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
DAX® Index	Long	32	09/18/2015	$—	$(122,335)
EURO STOXX 50® Index	Long	398	09/18/2015	—	(620,457)
MSCI Emerging Markets Mini Index	Short	(78)	09/18/2015	26,742	—
NASDAQ-100 E-Mini Index	Long	97	09/18/2015	—	(119,721)
Nikkei 225 Index	Long	14	09/10/2015	—	(19,090)
Russell 2000® Mini Index	Short	(51)	09/18/2015	36,207	—
S&P 500® E-Mini	Short	(780)	09/18/2015	1,451,195	—
TOPIX Index	Long	25	09/10/2015	—	(54,256)

Total				$1,514,144	$(935,859)

FORWARD FOREIGN CURRENCY CONTRACTS: (S) (T)
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BBH	07/27/2015	EUR	420,500	USD	471,208	$—	$(2,240)
BNP	07/09/2015	JPY	478,588,000	USD	3,828,719	82,206	—
BNP	07/09/2015	USD	7,481,118	JPY	889,965,000	208,502	—
BNP	07/10/2015	CAD	1,808,865	USD	1,467,663	—	(19,613)
BNP	07/10/2015	USD	1,476,583	CAD	1,808,865	28,533	—
BNP	07/13/2015	USD	3,024,932	BRL	9,316,187	42,807	—
BNP	07/30/2015	USD	3,843,982	GBP	2,462,000	—	(23,598)
BNP	07/31/2015	USD	4,034,087	CHF	3,735,000	34,387	—
BNP	07/31/2015	USD	2,692,012	JPY	334,356,000	—	(41,028)
BNP	08/07/2015	USD	3,094,158	JPY	384,658,000	—	(50,291)
BNP	08/13/2015	USD	1,413,417	MXN	21,944,000	21,699	—
BNP	08/20/2015	USD	1,459,639	MXN	22,094,120	59,088	—
BNP	09/03/2015	USD	1,381,570	MXN	21,875,780	—	(3,887)
BNP	11/10/2015	USD	3,758,645	JPY	450,000,000	73,605	—
CSFB	07/10/2015	USD	5,000,285	JPY	598,354,400	110,589	—
CSFB	07/17/2015	EUR	3,423,000	USD	3,819,486	—	(2,459)
CSFB	07/23/2015	USD	1,937,934	MXN	28,688,590	115,824	—
CSFB	07/31/2015	USD	1,436,358	IDR	19,186,865,000	6,210	—
CSFB	08/05/2015	INR	86,222,180	USD	1,331,000	13,272	—
CSFB	08/06/2015	USD	767,606	JPY	95,012,000	—	(9,076)
CSFB	08/06/2015	USD	3,863,495	MXN	57,653,000	205,270	—
CSFB	08/07/2015	USD	2,697,855	MXN	42,028,000	31,262	—
CSFB	08/13/2015	USD	2,446,806	JPY	303,404,000	—	(33,580)
CSFB	08/14/2015	USD	752,130	AUD	978,063	—	(587)
CSFB	08/21/2015	EUR	4,106,800	USD	4,597,256	—	(15,494)
CSFB	10/27/2015	USD	2,999,980	KRW	3,221,979,000	118,273	—
CSFB	10/29/2015	USD	1,915,216	MXN	30,371,490	—	(560)
CSFB	11/27/2015	USD	955,438	MXN	15,184,590	—	(281)
CSFB	12/10/2015	USD	4,979,429	JPY	610,000,000	—	(19,188)
CSFB	12/18/2015	INR	144,018,823	USD	2,200,104	—	(13,279)
DUB	07/02/2015	JPY	868,233,999	USD	7,083,809	44,938	(34,301)
DUB	07/02/2015	USD	7,250,873	JPY	868,234,000	156,427	—
DUB	07/09/2015	EUR	1,329,000	USD	1,476,772	5,050	—
DUB	07/09/2015	USD	1,507,339	EUR	1,329,000	25,517	—
DUB	07/10/2015	USD	2,644,935	JPY	318,651,200	40,947	—
DUB	07/13/2015	BRL	4,759,000	USD	1,521,760	1,603	—
DUB	07/13/2015	USD	2,295,200	BRL	7,073,130	31,080	—
DUB	07/13/2015	USD	2,414,072	JPY	290,000,000	44,126	—
DUB	07/16/2015	USD	1,510,005	GBP	985,000	—	(37,497)
DUB	07/23/2015	USD	1,462,007	MXN	22,098,970	58,426	—
DUB	08/10/2015	USD	3,037,975	JPY	360,000,000	95,001	—
DUB	08/13/2015	USD	1,413,417	MXN	21,944,000	21,699	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (S) (T)
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
DUB	08/20/2015	EUR	3,470,000	USD	3,887,129	$—	$(15,871)
DUB	08/20/2015	USD	1,890,747	MXN	28,878,330	60,143	—
DUB	08/27/2015	EUR	2,441,958	USD	2,723,279	1,337	—
DUB	10/01/2015	USD	1,543,871	MXN	23,800,000	39,427	—
DUB	10/15/2015	USD	3,473,389	MXN	54,106,720	56,824	—
DUB	10/27/2015	USD	3,637,384	KRW	3,915,644,000	135,270	—
DUB	11/12/2015	USD	4,363,597	MXN	67,291,030	123,497	—
HSBC	08/07/2015	USD	2,512,797	JPY	311,173,000	—	(30,937)
JPM	07/02/2015	JPY	869,022,323	USD	7,014,088	86,799	—
JPM	07/02/2015	USD	7,256,214	JPY	869,022,323	155,327	—
JPM	08/03/2015	USD	3,116,577	JPY	370,000,000	92,083	—
JPM	08/07/2015	USD	4,913,549	JPY	608,037,000	—	(56,948)
JPM	08/13/2015	USD	5,871,493	JPY	728,209,000	—	(81,757)
JPM	08/21/2015	EUR	2,833,200	USD	3,174,569	—	(13,703)
JPM	08/28/2015	USD	2,222,668	CNY	13,851,000	—	(2,172)
JPM	09/15/2015	CLP	872,193,000	USD	1,396,230	—	(41,609)
JPM	09/15/2015	USD	1,435,000	CLP	872,193,000	80,379	—
JPM	10/01/2015	USD	2,351,056	MXN	35,871,240	83,566	—
JPM	10/13/2015	USD	4,333,767	JPY	520,000,000	78,153	—
MSC	07/13/2015	USD	2,825,693	BRL	8,680,812	46,952	—
MSC	07/31/2015	USD	939,330	AUD	1,227,000	—	(5,657)
MSC	08/06/2015	USD	4,439,089	JPY	550,143,000	—	(58,095)
MSC	08/06/2015	USD	1,560,869	SGD	2,094,000	7,028	—
MSC	08/07/2015	USD	1,439,000	CNY	9,192,188	—	(39,414)
MSC	08/14/2015	USD	6,370,691	JPY	790,160,000	—	(89,090)
MSC	08/24/2015	CLP	861,419,290	USD	1,426,474	—	(85,925)
MSC	08/24/2015	USD	1,433,000	CLP	861,419,290	92,451	—
MSC	08/31/2015	USD	5,155,137	JPY	640,000,000	—	(77,952)
MSC	09/11/2015	USD	3,685,440	KRW	4,137,643,000	—	(17,790)
MSC	09/17/2015	USD	3,807,366	MXN	58,601,120	99,519	—
UBS	07/09/2015	JPY	181,363,000	USD	1,515,969	—	(33,907)
UBS	07/09/2015	USD	1,523,790	JPY	181,363,000	41,728	—
UBS	07/09/2015	USD	3,895,819	MXN	57,205,420	258,584	—
UBS	08/26/2015	CLP	863,588,860	USD	1,382,745	—	(39,076)
UBS	08/26/2015	USD	1,436,000	CLP	863,588,860	92,331	—

Total						$3,307,739	$(996,862)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	5.4%	$87,770,553
Pharmaceuticals	4.8	78,613,281
Oil, Gas & Consumable Fuels	4.7	76,900,469
Banks	4.3	70,434,804
Diversified Financial Services	3.7	60,632,093
U.S. Government Obligations	3.3	53,541,790
Internet Software & Services	2.3	37,674,181
Software	2.3	37,086,206
Health Care Providers & Services	2.2	35,793,404
Metals & Mining	2.1	34,688,726
Chemicals	2.0	33,594,874
Diversified Telecommunication Services	2.0	33,277,264
Real Estate Management & Development	1.9	31,630,046
Automobiles	1.9	31,283,641
Capital Markets	1.8	29,880,219
Insurance	1.6	25,861,418

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Biotechnology	1.3%		$22,093,268
Auto Components	1.3		21,086,164
Media	1.1		18,645,696
Aerospace & Defense	1.1		17,272,016
Machinery	1.0		17,151,543
Technology Hardware, Storage & Peripherals	1.0		16,575,635
Beverages	1.0		16,127,813
Electrical Equipment	1.0		16,127,614
IT Services	1.0		15,660,830
Over-the-Counter Options Purchased	0.9		15,401,412
Household Products	0.9		13,953,994
Real Estate Investment Trusts	0.8		13,477,887
Road & Rail	0.8		13,021,568
Semiconductors & Semiconductor Equipment	0.8		12,905,376
Trading Companies & Distributors	0.7		12,089,967
Industrial Conglomerates	0.7		11,650,490
Air Freight & Logistics	0.7		11,375,865
Communications Equipment	0.7		11,059,598
Energy Equipment & Services	0.6		10,071,762
Food Products	0.6		9,360,367
Food & Staples Retailing	0.5		8,735,597
Multi-Utilities	0.5		8,228,183
Electric Utilities	0.5		8,053,661
Wireless Telecommunication Services	0.5		8,027,212
Health Care Equipment & Supplies	0.5		7,882,712
Independent Power and Renewable Electricity Producers	0.5		7,628,843
Hotels, Restaurants & Leisure	0.5		7,587,372
Airlines	0.5		7,465,558
Consumer Finance	0.4		6,684,988
Electronic Equipment, Instruments & Components	0.4		6,668,109
U.S. Government Agency Obligation	0.3		5,272,258
Specialty Retail	0.3		5,135,925
Tobacco	0.3		5,069,386
Household Durables	0.3		4,927,374
Commercial Services & Supplies	0.3		4,480,534
Life Sciences Tools & Services	0.3		4,360,206
Construction & Engineering	0.2		3,369,818
Building Products	0.2		3,112,487
Gas Utilities	0.2		2,995,465
Health Care Technology	0.2		2,885,548
Containers & Packaging	0.1		2,418,920
Paper & Forest Products	0.1		2,387,109
Multiline Retail	0.1		1,483,859
Textiles, Apparel & Luxury Goods	0.1		1,392,309
Leisure Products	0.1		1,348,902
Water Utilities	0.1		1,328,815
Over-the-Counter Interest Rate Swaptions Purchased	0.0	(C)	770,958
Marine	0.0	(C)	632,660
Transportation Infrastructure	0.0	(C)	616,654
Internet & Catalog Retail	0.0	(C)	388,129
Thrifts & Mortgage Finance	0.0	(C)	260,610
Personal Products	0.0	(C)	205,321
Distributors	0.0	(C)	95,312
Diversified Consumer Services	0.0	(C)	40,136
Exchange-Traded Options Purchased	0.0	(C)	7,676

Investments, at Value	72.3		1,185,720,440
Short-Term Investments	27.7		454,044,833

Total Investments	100.0%		$1,639,765,273

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (AC)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (AD)	Value at June 30, 2015
ASSETS
Investments
Common Stocks	$489,862,107	$342,378,017	$3,407,385	$835,647,509
Convertible Preferred Stocks	11,140,301	3,673,813	—	14,814,114
Preferred Stocks	10,270,172	1,017,526	7,056,838	18,344,536
Exchange-Traded Funds	11,430,987	—	—	11,430,987
Master Limited Partnership	397,626	—	—	397,626
Warrants	—	172,773	—	172,773
Convertible Bonds	—	29,568,047	2,515,383	32,083,430
Corporate Debt Securities	—	89,242,403	—	89,242,403
Foreign Government Obligations	—	87,770,553	—	87,770,553
Loan Assignments	—	20,822,415	—	20,822,415
U.S. Government Agency Obligation	—	5,272,258	—	5,272,258
U.S. Government Obligations	—	53,541,790	—	53,541,790
Short-Term Foreign Government Obligations	—	61,873,096	—	61,873,096
Short-Term U.S. Government Obligations	—	297,252,473	—	297,252,473
Exchange-Traded Options Purchased	7,676	—	—	7,676
Over-the-Counter Options Purchased	15,401,412	—	—	15,401,412
Over-the-Counter Interest Rate Swaptions Purchased	—	770,958	—	770,958
Securities Lending Collateral	90,833,571	—	—	90,833,571
Repurchase Agreement	—	4,085,693	—	4,085,693

Total Investments	$629,343,852	$997,441,815	$12,979,606	$1,639,765,273

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$204,206	$—	$204,206
Centrally Cleared Interest Rate Swap Agreements	—	221,044	—	221,044
Over-the-Counter Cross Currency Swap Agreements	—	58,935	—	58,935
Over-the-Counter Interest Rate Swap Agreements	—	26,472	—	26,472
Over-the-Counter Total Return Swap Agreements	—	623,773	—	623,773
Futures Contracts (AE)	1,514,144	—	—	1,514,144
Forward Foreign Currency Contracts (AE)	—	3,307,739	—	3,307,739

Total Other Financial Instruments	$1,514,144	$4,442,169	$—	$5,956,313

LIABILITIES
Securities Sold Short
Common Stocks	$(582,124)	$—	$—	$(582,124)

Total Securities Sold Short	$(582,124)	$—	$—	$(582,124)

Other Financial Instruments
Exchange-Traded Options Written	$(64,763)	$—	$—	$(64,763)
Over-the-Counter Options Written	(4,728,605)	—	—	(4,728,605)
Over-the-Counter Interest Rate Swaptions Written	—	(231,055)	—	(231,055)
Centrally Cleared Credit Default Swap Agreements	—	(45,356)	—	(45,356)
Centrally Cleared Interest Rate Swap Agreements	—	(1,018,931)	—	(1,018,931)
Over-the-Counter Interest Rate Swap Agreements	—	(19,495)	—	(19,495)
Over-the-Counter Total Return Swap Agreements	—	(61,510)	—	(61,510)
Futures Contracts (AE)	(935,859)	—	—	(935,859)
Forward Foreign Currency Contracts (AE)	—	(996,862)	—	(996,862)

Total Other Financial Instruments	$(5,729,227)	$(2,373,209)	$—	$(8,102,436)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION (continued):

Transfers

Investments	Transfers from Level 1 to Level 2 (AF)	Transfers from Level 2 to Level 1 (AG)	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks	$20,236	$8,684	$—	$—

FOOTNOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $88,074,587. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the total aggregate value of 144A securities is $45,420,247, representing 3.0% of the Portfolio’s net assets.
(E)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(F)	All or a portion of the security has been segregated by the custodian as collateral for open options, swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open options, swap, swaptions and/or forward foreign currency contracts is $2,056,466.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $15,315,646, representing 1.0% of the Portfolio’s net assets.
(H)	Illiquid security. Total aggregate value of illiquid securities is $17,397,822, representing 1.1% of the Portfolio’s net assets.
(I)	At June 30, 2015, the Portfolio owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Cost	Value	Value as Percentage of Net Assets
Common Stocks	Delta Topco, Ltd.	05/05/2014	$1,033,601	$877,412	0.1%

Common Stocks	Dropbox, Inc.	05/05/2014	3,285,009	2,529,973	0.2

Preferred Stocks	Palantir Technologies, Inc., 0.00%	05/05/2014	1,304,158	1,891,348	0.1

Preferred Stocks	Uber Technologies, Inc., 0.00%	08/12/2014	2,002,180	5,165,490	0.3

Warrants	TFS Corp., Ltd., Exercise Price AUD 1.28, 07/15/2018	05/02/2014	54,391	23,996	0.0	(C)

Convertible Bonds	REI Agro, Ltd., 5.50%, 11/13/2014	05/05/2014	152,161	53,419	0.0	(C)

Convertible Bonds	Telecom Italia Finance SA, 6.13%, 11/15/2016	08/13/2014	306,749	324,310	0.0	(C)

Convertible Bonds	CapitaLand, Ltd., 2.10%, 11/15/2016	05/05/2014	1,198,289	1,112,318	0.1

Convertible Bonds	Olam International, Ltd., 6.00%, 10/15/2016	05/05/2014	1,171,061	1,126,125	0.1

Convertible Bonds	Telefonica SA, 6.00%, 07/14/2017	07/24/2014	675,900	683,637	0.0	(C)

Convertible Bonds	Delta Topco, Ltd., 10.00%, 11/24/2060	05/05/2014	1,414,732	1,413,543	0.1

Corporate Debt Securities	Sun Hung KAI Properties Capital Market, Ltd., Series MTN, 4.50%, 02/14/2022	05/05/2014	491,634	504,512	0.0	(C)

Corporate Debt Securities	Credit Suisse Group Guernsey I, Ltd., 7.88%, 02/24/2041	05/05/2014	734,295	703,656	0.1

Foreign Government Obligations	Provincia de Buenos Aires, Argentina, 10.88%, 01/26/2021	05/19/2014	108,769	113,565	0.0	(C)

Foreign Government Obligations	U.K. Gilt, 2.25%, 09/07/2023	06/18/2014	18,952,409	18,595,831	1.2

			$32,885,338	$35,119,135	2.3%

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FOOTNOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (continued):

(J)	Security is Level 3 of the fair value hierarchy.
(K)	Rate disclosed reflects the yield at June 30, 2015.
(L)	Floating or variable rate security. The rate disclosed is as of June 30, 2015.
(M)	Security in default.
(N)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2015; the maturity date disclosed is the ultimate maturity date.
(O)	The security has a perpetual maturity; the date displayed is the next call date.
(P)	All or a portion of the security represents unsettled loan commitments at June 30, 2015 where the rate will be determined at time of settlement.
(Q)	When-issued security or delayed-delivery security; to be settled and delivered after June 30, 2015.
(R)	Percentage rounds to less than 0.01% or (0.01)%.
(S)	Securities with an aggregate market value of $1,453,641 have been segregated by the broker as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(T)	Cash in the amount of $12,510,000 has been segregated by the broker as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(U)	Aggregate cost for federal income tax purposes is $1,647,308,726. Aggregate gross unrealized appreciation and depreciation for all securities is $71,801,140 and $79,344,593, respectively. Net unrealized depreciation for tax purposes is $7,543,453.
(V)	Cash in the amount of $1,210,740 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(W)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(X)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(Y)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(Z)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(AA)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(AB)	Cash in the amount of $5,931,877 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(AC)	The Portfolio recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(AD)	Level 3 securities were not considered significant to the Portfolio.
(AE)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(AF)	Transferred from Level 1 to 2 due to other observable quoted prices using similar instruments.
(AG)	Transferred from Level 2 to 1 due to utilizing quoted market prices in active markets, which were not available on December 31, 2014.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
TWD	Taiwan New Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BBH	Brown Brothers Harriman & Co.
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citigroup, Inc.
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
MSC	Morgan Stanley
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
BBA	British Bankers’ Association
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
CVA	Dutch Certificate Depositary Receipt
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
REIT	Real Estate Investment Trust
SGX	Singapore Exchange
SPDR	Standard & Poor’s Depositary Receipt
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced
TBD	To Be Determined
TOPIX	Tokyo Stock Price Index
WIBOR	Warsaw Interbank Offered Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $1,643,223,033) (including securities loaned of $88,074,587)	$1,635,679,580
Repurchase agreement, at value (cost $4,085,693)	4,085,693
Cash on deposit with broker	7,763,338
Foreign currency, at value (cost $2,586,849)	2,576,151
Cash	40,793
Unrealized appreciation on forward foreign currency contracts	3,307,739
OTC swap agreements, at value	709,180
Receivables:
Shares sold	1,659,356
Investments sold	3,054,205
Interest	3,517,558
Dividends	1,339,512
Tax reclaims	384,589
Net income from securities lending	47,216
Prepaid expenses	4,751

Total assets	1,664,169,661

Liabilities:
Cash deposit due to broker	12,510,000
Payables and other liabilities:
Shares redeemed	195,160
Investments purchased	9,833,126
When-issued or delayed-delivery securities purchased	8,819,243
Investment advisory fees	914,310
Distribution and service fees	280,618
Administration fees	33,614
Transfer agent fees	4,365
Trustees and CCO fees	7,013
Audit and tax fees	8,771
Custody fees	36,411
Legal fees	29,179
Printing and shareholder reports fees	70,781
Variation margin payable on derivative financial instruments	438,797
Dividends and interest from securities sold short	1,955
Other	1,426
Collateral for securities on loan	90,833,571
Written options and swaptions, at value (premium received $6,154,284)	5,024,423
Securities sold short, at value (proceeds $640,834)	582,124
Unrealized depreciation on forward foreign currency contracts	996,862
OTC swap agreements, at value	81,005

Total liabilities	130,702,754

Net assets	$1,533,466,907

Net assets consist of:
Capital stock ($0.01 par value)	$1,110,192
Additional paid-in capital	1,337,584,077
Undistributed (distributions in excess of) net investment income (loss)	31,559,531
Accumulated net realized gain (loss)	166,978,878
Net unrealized appreciation (depreciation) on:
Investments	(7,543,453)
Futures contracts	578,285
Written options and swaptions	1,129,861
Swap agreements	(258,272)
Translation of assets and liabilities denominated in foreign currencies	2,269,098
Securities sold short	58,710

Net assets	$1,533,466,907

Net assets by class:
Initial Class	$271,601,984
Service Class	1,261,864,923

Shares outstanding:
Initial Class	26,601,974
Service Class	84,417,205

Net asset value and offering price per share:
Initial Class	$10.21
Service Class	14.95

CONSOLIDATED STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income	$10,179,927
Interest income	6,617,377
Net income from securities lending	315,254
Withholding taxes on foreign income	(622,238)

Total investment income	16,490,320

Expenses:
Investment advisory fees	5,010,285
Distribution and service fees:
Service Class	1,597,018
Administration fees	182,379
Transfer agent fees	9,919
Trustees and CCO fees	21,589
Audit and tax fees	15,479
Custody fees	559,956
Legal fees	53,491
Printing and shareholder reports fees	18,593
Dividends and interest on securities sold short	29,897
Other	26,258

Total expenses before waiver and/or reimbursement and recapture	7,524,864

Expenses waived and/or reimbursed:
Portfolio level	(49,567)

Net expenses	7,475,297

Net investment income (loss)	9,015,023

Net realized gain (loss) on:
Investments	3,518,951
Futures contracts	40,917
Written options and swaptions	1,630,930
Swap agreements	601,603
Foreign currency transactions	12,506,298
Securities sold short	(299,858)

Net realized gain (loss)	17,998,841

Net change in unrealized appreciation (depreciation) on:
Investments	12,212,508
Futures contracts	951,894
Written options and swaptions	3,326,734
Swap agreements	(1,363,263)
Translation of assets and liabilities denominated in foreign currencies	(4,441,369)
Securities sold short	92,714

Net change in unrealized appreciation (depreciation)	10,779,218

Net realized and change in unrealized gain (loss)	28,778,059

Net increase (decrease) in net assets resulting from operations	$37,793,082

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$9,015,023	$8,613,254
Net realized gain (loss)	17,998,841	162,550,736
Net change in unrealized appreciation (depreciation)	10,779,218	(149,117,943)

Net increase (decrease) in net assets resulting from operations	37,793,082	22,046,047

Distributions to shareholders:
Net investment income:
Initial Class	—	(2,874,208)
Service Class	—	(22,966,449)

Total distributions from net investment income	—	(25,840,657)

Net realized gains:
Initial Class	—	(4,099,543)
Service Class	—	(37,201,711)

Total distributions from net realized gains	—	(41,301,254)

Total distributions to shareholders	—	(67,141,911)

Capital share transactions:
Proceeds from shares sold:
Initial Class	148,682,039	119,181,344
Service Class	7,322,966	23,155,871

	156,005,005	142,337,215

Dividends and distributions reinvested:
Initial Class	—	6,973,751
Service Class	—	60,168,160

	—	67,141,911

Cost of shares redeemed:
Initial Class	(2,442,438)	(1,388,305)
Service Class	(64,278,241)	(83,973,921)

	(66,720,679)	(85,362,226)

Net increase (decrease) in net assets resulting from capital share transactions	89,284,326	124,116,900

Net increase (decrease) in net assets	127,077,408	79,021,036

Net assets:
Beginning of period/year	1,406,389,499	1,327,368,463

End of period/year	$1,533,466,907	$1,406,389,499

Undistributed (distributions in excess of) net investment income (loss)	$31,559,531	$22,544,508

Capital share transactions - shares:
Shares issued:
Initial Class	14,457,816	11,293,172
Service Class	486,373	1,555,091

	14,944,189	12,848,263

Shares reinvested:
Initial Class	—	691,840
Service Class	—	4,065,416

	—	4,757,256

Shares redeemed:
Initial Class	(239,102)	(137,200)
Service Class	(4,305,924)	(5,641,628)

	(4,545,026)	(5,778,828)

Net increase (decrease) in shares outstanding:
Initial Class	14,218,714	11,847,812
Service Class	(3,819,551)	(21,121)

	10,399,163	11,826,691

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014		December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value, beginning of period/year	$9.92		$10.43		$9.39	$9.05	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.08		0.11		0.27	0.17	0.46
Net realized and unrealized gain (loss)	0.21		0.11		1.08	0.74	(1.41)

Total investment operations	0.29		0.22		1.35	0.91	(0.95)

Distributions:
Net investment income	—		(0.30)		(0.19)	(0.34)	—
Net realized gains	—		(0.43)		(0.12)	(0.23)	—

Total distributions	—		(0.73)		(0.31)	(0.57)	—

Net asset value, end of period/year	$10.21		$9.92		$10.43	$9.39	$9.05

Total return (D)	2.92	%(E)	2.09%		14.61%	10.27%	(9.50	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$271,602		$122,871		$5,587	$3,770	$1,855
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture (G)	0.81	%(H)	0.78%		0.10%	0.13%	0.13	%(H)
Including waiver and/or reimbursement and recapture (G)	0.81	%(H)(I)	0.77%		0.05%	0.08%	0.08	%(H)
Net investment income (loss) to average net assets (C) (G)	1.52	%(H)	1.08%		2.66%	1.86%	7.44	%(H)
Portfolio turnover rate (J)	43	%(E)	47	%(K)	—%	—%	—%

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Includes dividends and interest on securities sold short (representing 0.01% of average net assets for 2015).
(H)	Annualized.
(I)	Waiver/reimbursement rounds to less than 0.01%.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.
(K)	Excludes investment securities received in kind.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$14.55		$14.98		$13.35	$12.65	$13.29	$12.16

Investment operations:
Net investment income (loss) (A) (B)	0.09		0.09		0.29	0.16	0.39	0.21
Net realized and unrealized gain (loss)	0.31		0.18		1.62	1.08	(0.90)	0.97

Total investment operations	0.40		0.27		1.91	1.24	(0.51)	1.18

Distributions:
Net investment income	—		(0.27)		(0.16)	(0.31)	(0.08)	(0.05)
Net realized gains	—		(0.43)		(0.12)	(0.23)	(0.05)	—

Total distributions	—		(0.70)		(0.28)	(0.54)	(0.13)	(0.05)

Net asset value, end of period/year	$14.95		$14.55		$14.98	$13.35	$12.65	$13.29

Total return (C)	2.75	%(D)	1.74%		14.43%	9.98%	(3.83)%	9.78%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,261,865		$1,283,518		$1,321,781	$1,174,994	$1,055,579	$658,024
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture (F)	1.06	%(G)	0.83%		0.35%	0.38%	0.37%	0.35%
Including waiver and/or reimbursement and recapture (F)	1.06	%(G)(H)	0.81%		0.30%	0.33%	0.32%	0.30%
Net investment income (loss) to average net assets (B) (F)	1.19	%(G)	0.62%		2.06%	1.23%	2.96%	1.71%
Portfolio turnover rate (I)	43	%(D)	47	%(J)	—%	—%	—%	—%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Includes dividends and interest on securities sold short (representing 0.01% of average net assets for 2015).
(G)	Annualized.
(H)	Waiver/reimbursement rounds to less than 0.01%.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.
(J)	Excludes investment securities received in kind.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Global Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Consolidated Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Consolidated Statement of Operations. Income from loaned securities in the Consolidated Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Consolidated Schedule of Investments, and as part of Repurchase agreements, at value on the Consolidated Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Consolidated Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Consolidated Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Consolidated Statement of Operations, respectively.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the over-the-counter (“OTC”) inter-bank currency dealer market. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Open forward foreign currency contracts at June 30, 2015, if any, are listed in the Consolidated Schedule of Investments.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Consolidated Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Interest rate swaptions: The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Open option contracts at June 30, 2015, if any, are included within the Consolidated Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Transactions in written options at June 30, 2015 are as follows:

	Call Options		Put Options
	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2014	$2,165,045	2,697,621	$3,319,563	5,980,534
Options written	2,689,923	3,140,270	3,952,436	4,751,965
Options closed	(1,470,930)	(2,473,411)	(2,985,227)	(4,501,611)
Options expired	(242,239)	(107,760)	(257,143)	(51,139)
Options exercised	(690,152)	(288,668)	(483,026)	(175,015)
Balance at June 30, 2015	$2,451,647	2,968,052	$3,546,603	6,004,734

Transactions in written swaptions and foreign exchange options at June 30, 2015 are as follows:

	Call Options			Put Options
	Amount of Premiums	Notional Amount		Amount of Premiums	Notional Amount
Balance at December 31, 2014	$68,596	USD	56,204,189	$—	USD	—
Options written	589,844		243,240,644	105,047		14,390,000
Options closed	(502,406)		(223,144,833)	(105,047)		(14,390,000)
Options expired	—		—	—		—
Options exercised	—		—	—		—
Balance at June 30, 2015	$156,034	USD	76,300,000	$—	USD	—

Futures contracts: The Portfolio is subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2015, if any, are listed in the Consolidated Schedule of Investments. The variation margin receivable or payable, as applicable, is shown on the Consolidated Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the OTC market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Consolidated Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Consolidated Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses in the Consolidated Statement of Operations. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Specific risks and accounting related to each type of swap agreement are identified and described as follows:

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swaps, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Consolidated Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Consolidated Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolio is subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Cross-currency swap agreements: The Portfolio is subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolio enters into cross-currency swap agreements to gain or reduce exposure to foreign currencies or to

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

hedge against foreign currency exchange rate and/or interest rate risk. Cross-currency swap agreements are interest rate swaps in which two parties agree to exchange cash flows based on the notional amounts of two different currencies. The Portfolio with cross currency swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swap agreements can also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Open centrally cleared swap agreements at June 30, 2015, if any, are listed in the Consolidated Schedule of Investments. The centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded by the Portfolio, if applicable, and is shown on the Consolidated Statement of Assets and Liabilities.

Open OTC swap agreements at June 30, 2015, if any, are listed in the Consolidated Schedule of Investments. The value, as applicable, is shown on the Consolidated Statement of Assets and Liabilities.

Short sales: A short sale is a transaction in which the Portfolio sells securities it does not own, but has borrowed, in anticipation of a decline in the fair market value of the securities. The Portfolio is obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolio’s obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolio considers the short sale to be a borrowing by the Portfolio that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolio may be unable to replace borrowed securities sold short.

The Portfolio investing in short sales is liable for any dividends and/or interest payable on securities in a short position and these payables, if any, are reflected as dividends and/or interest payable from securities sold short in the Consolidated Statement of Assets and Liabilities. The Portfolio also bears other costs, such as charges for the prime brokerage accounts, in connection with short positions. These costs are reported as dividends and/or interest from securities sold short in the Consolidated Statement of Operations.

Open short sale transactions at June 30, 2015, if any, are included within the Consolidated Schedule of Investments.

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unsecured loan participations at June 30, 2015. Open loan participations and assignments at June 30, 2015, if any, are included within the Consolidated Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuation.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

TBA commitments held at June 30, 2015, if any, are identified in the Consolidated Schedule of Investments. Open balances at June 30, 2015, if any, are included in the payable or receivable for When-issued or delayed-delivery securities purchased or sold in the Consolidated Statement of Assets and Liabilities.

When-Issued, forward delivery securities and delayed-delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

When-issued securities or delayed-delivery securities held at June 30, 2015, if any, are identified in the Consolidated Schedule of Investments. Open trades, if any, are reflected as When-issued or delayed-delivery securities purchased in the Consolidated Statement of Assets and Liabilities.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2015, if any, are identified in the Consolidated Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2015, if any, are identified in the Consolidated Schedule of Investments.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Consolidated Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $5 billion	0.68%
Over $5 billion	0.67%

Transamerica Cayman BlackRock Global Allocation, Ltd. (the “Subsidiary”) entered into a separate contract with TAM for the management of the Subsidiary pursuant to which the Subsidiary pays TAM a fee that is the same, as a percentage of net assets, as the management fee of the Fund. TAM has contractually agreed to waive a portion of the Portolio’s management fee in an amount equal to the management fee paid to TAM by the Subsidiary. This management fee waiver, which is reflected in the expenses waived and/or reimbursed on the Consolidated Statement of Operations, may not be discontinued by TAM as long as its contract with the Subsidiary is in place. For the period ended June 30, 2015, the amount waived was $49,567 for the Subsidiary.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.90%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Consolidated Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Consolidated Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Consolidated Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Consolidated Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 426,568,491	$ 107,097,818	$ 362,283,523	$ 130,329,383

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Consolidated Statement of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015. The primary risks pertaining to each derivative type is disclosed in further detail within the Organization and Significant Accounting Policies section of the notes.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A) (B)	$770,958	$—	$15,409,088	$—	$—	$16,180,046
Net unrealized appreciation on futures contracts (B) (C)	—	—	1,514,144	—	—	1,514,144
Centrally cleared swap agreements, at value (B) (D)	221,044	—	—	204,206	—	425,250
OTC swap agreements, at value	26,472	58,935	623,773	—	—	709,180
Unrealized appreciation on forward foreign currency contracts	—	3,307,739	—	—	—	3,307,739
Total (E)	$1,018,474	$3,366,674	$17,547,005	$204,206	$—	$22,136,359

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions, at value (B)	$(231,055)	$—	$(4,793,368)	$—	$—	$(5,024,423)
Net unrealized depreciation on futures contracts (B) (C)	—	—	(935,859)	—	—	(935,859)
Centrally cleared swap agreements, at value (B) (D)	(1,018,931)	—	—	(45,356)	—	(1,064,287)
OTC swap agreements, at value	(19,495)	—	(61,510)	—	—	(81,005)
Unrealized depreciation on forward foreign currency contracts	—	(996,862)	—	—	—	(996,862)
Total (E)	$(1,269,481)	$(996,862)	$(5,790,737)	$(45,356)	$—	$(8,102,436)

(A)	Included within Investments, at value on the Consolidated Statement of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(D)	Included within fair value of centrally cleared swap agreements as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(E)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Consolidated Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

The following is a summary of the location and the effect of derivative investments, if any, on the Consolidated Statement of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$125,532	$(525,093)	$1,238,961	$—	$—	$839,400
Futures contracts	—	—	40,917	—	—	40,917
Written options and swaptions	62,014	—	1,568,916	—	—	1,630,930
Swap agreements	38,677	561	13,772	548,593	—	601,603
Forward foreign currency contracts (B)	—	12,612,756	—	—	—	12,612,756
Total	$226,223	$12,088,224	$2,862,566	$548,593	$—	$15,725,606

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (C)	$(288,157)	$459,699	$(3,363,043)	$—	$—	$(3,191,501)
Futures contracts	—	—	951,894	—	—	951,894
Written options and swaptions	(87,220)	—	3,413,954	—	—	3,326,734
Swap agreements	(1,196,811)	58,374	321,121	(545,947)	—	(1,363,263)
Forward foreign currency contracts (D)	—	(4,437,904)	—	—	—	(4,437,904)
Total	$(1,572,188)	$(3,919,831)	$1,323,926	$(545,947)	$—	$(4,714,040)

(A)	Included within Net realized gain (loss) on transactions from Investments on the Consolidated Statement of Operations.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions on the Consolidated Statement of Operations.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Consolidated Statement of Operations.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies on Consolidated Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

Purchased Options and Swaptions at Value		Written Options and Swaptions at Value		Forward Foreign Currency Contracts at Contract Amount			Futures Contracts at Notional Amount		Swap Agreements at Notional Amount (A)
Calls	Puts	Calls	Puts	Purchased	Sold	Cross Currency	Long	Short
$ 17,503,654	$ 2,046,768	$ (3,804,981)	$ (2,765,477)	$ 32,567,961	$ 186,976,543	$ 4,853,123	615,345	(23,133)	449,260,306

(A)	USD equivalent of notional amount.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (futures contracts, exchange traded options, and exchange traded swap agreements) while collateral terms are contract specific for OTC traded derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2015. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities				Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in Consolidated Statement of Assets and Liabilities (A)	Financial Instruments	Collateral Received (B)	Net Amount	Gross Amounts of Liabilities Presented in Consolidated Statement of Assets and Liabilities (A)	Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
BNP Paribas SA	$1,295,640	$(199,927)	$(520,000)	$575,713	$199,927	$(199,927)	$—	$—
Bank of America, N.A.	1,244,575	(337,879)	(906,696)	—	337,879	(337,879)	—	—
Barclays Bank PLC	331,075	(35,640)	(295,435)	—	35,640	(35,640)	—	—
Brown Brothers Harriman & Co.	—	—	—	—	2,240	—	—	2,240
Citibank, N.A.	3,269,566	(1,258,516)	(2,000,000)	11,050	1,258,516	(1,258,516)	—	—
Credit Suisse International	613,433	(94,504)	(518,929)	—	94,504	(94,504)	—	—
Credit Suisse Securities (USA) LLC	1,324,355	(142,115)	—	1,182,240	142,115	(142,115)	—	—
Deutsche Bank AG	3,263,398	(908,598)	(1,810,000)	544,800	908,598	(908,598)	—	—
Goldman Sachs & Co.	4,814,354	(1,974,317)	—	2,840,037	1,974,317	(1,974,317)	—	—
HSBC Bank USA	—	—	—	—	30,937	—	—	30,937
JPMorgan Chase Bank, N.A.	1,533,675	(196,189)	(1,090,000)	247,486	196,189	(196,189)	—	—
Morgan Stanley & Co., Inc.	1,703,756	(649,135)	—	1,054,621	649,135	(649,135)	—	—
UBS AG	795,462	(207,530)	(516,360)	71,572	207,530	(207,530)	—	—
Other Derivatives (C)	1,947,070	—	—	1,947,070	2,064,909	—	—	2,064,909
Total	$22,136,359	$(6,004,350)	$(7,657,420)	$8,474,589	$8,102,436	$(6,004,350)	$—	$2,098,086

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Consolidated Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. BASIS FOR CONSOLIDATION

The Subsidiary is organized under the laws of the Cayman Islands as a wholly-owned subsidiary which acts as an investment vehicle for the Portfolio. The principal purpose of investment of the Subsidiary is to allow the Portfolio to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.

The following table reflects the net assets of the Subsidiary as a percentage of the Portfolio’s net assets at June 30, 2015:

Market Value	Percentage of Net Assets
$ 15,494,628	1.01%

NOTE 8. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Consolidated Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 9. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica BlackRock Global Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was below the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its composite benchmark for the past 1- and 3-year periods. The Trustees discussed with TAM the reasons for the underperformance relative to the peer universe and composite benchmark and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Global Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Tactical Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,014.60	$0.70	$1,024.10	$0.70	0.14%
Service Class	1,000.00	1,013.60	1.95	1,022.90	1.96	0.39

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Fixed Income	50.2%
U.S. Equity	32.3
Global/International Equity	7.1
Tactical and Specialty	6.5
Capital Markets	3.9
Securities Lending Collateral	2.5
Net Other Assets (Liabilities)	(2.5)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 3.9%
Capital Markets - 3.9%
iShares iBoxx $ High Yield Corporate Bond ETF (A)	195,759	$ 17,383,399
PIMCO 0-5 Year High Yield Corporate Bond Index ETF (A)	81,811	8,170,465
SPDR Barclays Convertible Securities ETF (A)	287,340	13,668,764
SPDR Barclays High Yield Bond ETF (A)	446,624	17,163,760
SPDR Barclays Short Term High Yield Bond ETF (A)	169,218	4,892,092

Total Exchange-Traded Funds (Cost $62,176,295)		61,278,480

INVESTMENT COMPANIES - 96.1%
Fixed Income - 50.2%
Transamerica JPMorgan Core Bond VP (B)	29,891,056	390,078,286
Transamerica PIMCO Total Return VP (B)	30,224,953	353,631,955
Transamerica Short-Term Bond (C)	3,944,795	39,802,986

		783,513,227

Global/International Equity - 7.1%
Transamerica MFS International Equity VP (B)	12,676,181	111,296,867

Tactical and Specialty - 6.5%
Transamerica Blackrock Global Allocation VP (B)	9,858,577	100,656,070
Transamerica Global Allocation Liquidating Trust (D) (E) (F) (G) (H) (I)	79,640	618,901

		101,274,971

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity - 32.3%
Transamerica Barrow Hanley Dividend Focused VP (B)	5,995,156	$ 125,178,859
Transamerica Jennison Growth VP (B)	6,195,074	70,871,642
Transamerica JPMorgan Enhanced Index VP (B)	9,062,521	169,287,901
Transamerica JPMorgan Mid Cap Value VP (B)	1,950,786	44,926,592
Transamerica Morgan Stanley Mid-Cap Growth VP (B)	771,269	27,858,240
Transamerica WMC US Growth VP (B)	1,828,885	65,163,178

		503,286,412

Total Investment Companies (Cost $1,435,852,417)		1,499,371,477

SECURITIES LENDING COLLATERAL - 2.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (J)	38,229,791	38,229,791

Total Securities Lending Collateral (Cost $38,229,791)		38,229,791

Total Investments (Cost $1,536,258,503) (K)		1,598,879,748
Net Other Assets (Liabilities) - (2.5)%		(38,781,381)

Net Assets - 100.0%		$ 1,560,098,367

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value at June 30, 2015
ASSETS
Investments
Exchange-Traded Funds	$61,278,480	$—	$—	$61,278,480
Investment Companies	1,498,752,576	—	618,901	1,499,371,477
Securities Lending Collateral	38,229,791	—	—	38,229,791

Total Investments	$1,598,260,847	$—	$618,901	$1,598,879,748

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $37,419,028. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(D)	Non-income producing security.
(E)	Investment in affiliated company of Transamerica Asset Management, Inc.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $618,901, representing less than 0.1% of the Portfolio’s net assets.
(G)	Illiquid security. Total aggregate value of illiquid securities is $618,901, representing less than 0.1% of the Portfolio’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(H)	At June 30, 2015, the Portfolio owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$819,372	$618,901	0.0	%(N)

(I)	Security is Level 3 of the fair value hierarchy.
(J)	Rate disclosed reflects the yield at June 30, 2015.
(K)	Aggregate cost for federal income tax purposes is $1,536,258,503. Aggregate gross unrealized appreciation and depreciation for all securities is $69,702,549 and $7,081,304, respectively. Net unrealized appreciation for tax purposes is $62,621,245.
(L)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Portfolio.
(N)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Tactical Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Affiliated investments, at value (cost $1,435,852,417)	$1,499,371,477
Unaffiliated investments, at value (cost $100,406,086) (including securities loaned of $37,419,028)	99,508,271
Receivables:
Shares sold	96,114
Dividends	50,069
Net income from securities lending	41,788
Prepaid expenses	4,704

Total assets	1,599,072,423

Liabilities:
Payables and other liabilities:
Shares redeemed	25,359
Investments purchased	70,755
Investment advisory fees	127,802
Distribution and service fees	338,020
Administration fees	34,459
Transfer agent fees	4,560
Trustees and CCO fees	7,768
Audit and tax fees	9,408
Custody fees	20
Legal fees	18,886
Printing and shareholder reports fees	74,792
Other	32,436
Collateral for securities on loan	38,229,791

Total liabilities	38,974,056

Net assets	$1,560,098,367

Net assets consist of:
Capital stock ($0.01 par value)	$962,332
Additional paid-in capital	1,391,356,001
Undistributed (distributions in excess of) net investment income (loss)	26,192,356
Accumulated net realized gain (loss)	78,966,433
Net unrealized appreciation (depreciation) on:
Affiliated investments	63,519,060
Unaffiliated investments	(897,815)

Net assets	$1,560,098,367

Net assets by class:
Initial Class	$29,537,585
Service Class	1,530,560,782

Shares outstanding:
Initial Class	2,663,767
Service Class	93,569,386

Net asset value and offering price per share:
Initial Class	$11.09
Service Class	16.36

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income from affiliated investments	$334,692
Dividend income from unaffiliated investments	1,218,554
Net income from securities lending	83,471

Total investment income	1,636,717

Expenses:
Investment advisory fees	718,765
Distribution and service fees:
Service Class	1,898,620
Administration fees	193,621
Transfer agent fees	10,726
Trustees and CCO fees	23,167
Audit and tax fees	16,062
Custody fees	24,100
Legal fees	44,590
Printing and shareholder reports fees	41,523
Other	25,353

Total expenses	2,996,527

Net investment income (loss)	(1,359,810)

Net realized gain (loss) on:
Affiliated investments	3,601,328

Net realized gain (loss)	3,601,328

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	17,984,661
Unaffiliated investments	(120,147)

Net change in unrealized appreciation (depreciation)	17,864,514

Net realized and change in unrealized gain (loss)	21,465,842

Net increase (decrease) in net assets resulting from operations	$20,106,032

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Tactical Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$(1,359,810)	$27,558,428
Net realized gain (loss)	3,601,328	85,380,693
Net change in unrealized appreciation (depreciation)	17,864,514	(43,382,719)

Net increase (decrease) in net assets resulting from operations	20,106,032	69,556,402

Distributions to shareholders:
Net investment income:
Initial Class	—	(638,471)
Service Class	—	(17,914,073)

Total distributions from net investment income	—	(18,552,544)

Net realized gains:
Initial Class	—	(889,799)
Service Class	—	(28,339,190)

Total distributions from net realized gains	—	(29,228,989)

Total distributions to shareholders	—	(47,781,533)

Capital share transactions:
Proceeds from shares sold:
Initial Class	675,011	1,130,637
Service Class	39,342,314	152,137,082

	40,017,325	153,267,719

Issued from fund acquisition:
Initial Class	—	25,950,726
Service Class	—	146,952,547

	—	172,903,273

Dividends and distributions reinvested:
Initial Class	—	1,528,270
Service Class	—	46,253,263

	—	47,781,533

Cost of shares redeemed:
Initial Class	(1,822,031)	(3,228,815)
Service Class	(25,207,656)	(27,170,855)

	(27,029,687)	(30,399,670)

Net increase (decrease) in net assets resulting from capital share transactions	12,987,638	343,552,855

Net increase (decrease) in net assets	33,093,670	365,327,724

Net assets:
Beginning of period/year	1,527,004,697	1,161,676,973

End of period/year	$1,560,098,367	$1,527,004,697

Undistributed (distributions in excess of) net investment income (loss)	$26,192,356	$27,552,166

Capital share transactions - shares:
Shares issued:
Initial Class	60,650	102,887
Service Class	2,389,418	9,469,677

	2,450,068	9,572,564

Shares issued on fund acquisition:
Initial Class	—	2,352,506
Service Class	—	9,164,887

	—	11,517,393

Shares reinvested:
Initial Class	—	141,376
Service Class	—	2,894,447

	—	3,035,823

Shares redeemed:
Initial Class	(163,417)	(294,317)
Service Class	(1,529,345)	(1,696,197)

	(1,692,762)	(1,990,514)

Net increase (decrease) in shares outstanding:
Initial Class	(102,767)	2,302,452
Service Class	860,073	19,832,814

	757,306	22,135,266

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Tactical Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value, beginning of period/year	$10.93		$10.91	$10.11	$9.68	$10.00

Investment operations:
Net investment income (loss) (B ) (C)	0.00	(D)	0.31	0.23	0.29	0.18
Net realized and unrealized gain (loss)	0.16		0.26	1.02	0.69	(0.50)

Total investment operations	0.16		0.57	1.25	0.98	(0.32)

Distributions:
Net investment income	—		(0.23)	(0.22)	(0.22)	—
Net realized gains	—		(0.32)	(0.23)	(0.33)	—

Total distributions	—		(0.55)	(0.45)	(0.55)	—

Net asset value, end of period/year	$11.09		$10.93	$10.91	$10.11	$9.68

Total return (E)	1.46	%(F)	5.35%	12.63%	10.23%	(3.20	)%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$29,537		$30,241	$5,063	$3,377	$1,096
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.14	%(H)	0.15%	0.15%	0.17%	0.15	%(H)
Including waiver and/or reimbursement and recapture	0.14	%(H)	0.15%	0.15%	0.17%	0.15	%(H)
Net investment income (loss) to average net assets (C)	0.07	%(H)	2.85%	2.19%	2.82%	2.77	%(H)
Portfolio turnover rate (I)	2	%(F)	44%	25%	23%	62	%(F)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$16.14		$15.87	$14.53	$13.70	$13.47	$12.19

Investment operations:
Net investment income (loss) (A) (B)	(0.01)		0.32	0.29	0.33	0.39	0.44
Net realized and unrealized gain (loss)	0.23		0.48	1.48	1.03	0.11	0.92

Total investment operations	0.22		0.80	1.77	1.36	0.50	1.36

Distributions:
Net investment income	—		(0.21)	(0.20)	(0.20)	(0.15)	(0.05)
Net realized gains	—		(0.32)	(0.23)	(0.33)	(0.12)	(0.03)

Total distributions	—		(0.53)	(0.43)	(0.53)	(0.27)	(0.08)

Net asset value, end of period/year	$16.36		$16.14	$15.87	$14.53	$13.70	$13.47

Total return (C)	1.36	%(D)	5.07%	12.35%	10.02%	3.74%	11.24%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,530,561		$1,496,764	$1,156,614	$761,748	$391,667	$192,908
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.39	%(F)	0.40%	0.40%	0.42%	0.40%	0.41%
Including waiver and/or reimbursement and recapture	0.39	%(F)	0.40%	0.40%	0.42%	0.40%	0.42%
Net investment income (loss) to average net assets (B)	(0.18	)%(F)	1.99%	1.90%	2.29%	2.85%	3.47%
Portfolio turnover rate (G)	2	%(D)	44%	25%	23%	62%	46%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Tactical Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2015, if any, are identified in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

The following table displays the Portfolio’s transactions in and earnings from investments in affiliates of TAM for the period ended June 30, 2015:

Affiliated Investments	Value December 31, 2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2015	Dividend Income	Net Capital Gain Distributions
Transamerica Barrow Hanley Dividend Focused VP	$126,244,313	$3,038,268	$(1,955,373)	$11,096	$(2,159,445)	$125,178,859	$—	$—
Transamerica Blackrock Global Allocation VP	96,952,017	2,444,583	(1,573,289)	11,021	2,821,738	100,656,070	—	—
Transamerica Global Allocation Liquidating Trust	695,061	—	—	—	(76,160)	618,901	—	—
Transamerica JPMorgan Core Bond VP	385,848,266	9,429,108	(6,068,400)	11,796	857,516	390,078,286	—	—
Transamerica JPMorgan Enhanced Index VP	166,606,900	3,492,262	(2,247,556)	16,236	1,420,059	169,287,901	—	—
Transamerica JPMorgan Mid Cap Value VP	43,902,431	977,833	(629,315)	5,332	670,311	44,926,592	—	—
Transamerica Jennison Growth VP	64,829,253	1,396,905	(899,023)	13,412	5,531,095	70,871,642	—	—
Transamerica MFS International Equity VP	102,929,380	2,689,042	(1,730,618)	24,581	7,384,482	111,296,867	—	—
Transamerica Morgan Stanley Mid-Cap Growth VP	42,318,761	859,921	(16,274,939)	3,481,107	(2,526,610)	27,858,240	—	—
Transamerica PIMCO Total Return VP	349,769,254	8,381,429	(5,394,134)	15,603	859,803	353,631,955	—	—
Transamerica Short-Term Bond	23,530,978	16,847,002	(503,888)	38	(71,144)	39,802,986	334,692	—
Transamerica WMC US Growth VP	61,381,173	1,396,905	(899,022)	11,106	3,273,016	65,163,178	—	—
Total	$1,465,007,787	$50,953,258	$(38,175,557)	$3,601,328	$17,984,661	$1,499,371,477	$334,692	$—

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $1 billion	0.10%
Over $1 billion	0.08%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.25%	May 1, 2016

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities	Sales of Securities
$ 50,679,925	$ 38,175,557

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Tactical Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica BlackRock Tactical Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Financial Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and in line with the median for the past 3-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its primary benchmark for the past 1- and 3-year periods. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Tactical Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica BlackRock Tactical Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Clarion Global Real Estate Securities VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Initial Class	$1,000.00	$974.70	$4.31	$1,020.40	$4.41	0.88%
Service Class	1,000.00	972.80	5.53	1,019.20	5.66	1.13

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	99.4%
Securities Lending Collateral	5.4
Repurchase Agreement	0.2
Net Other Assets (Liabilities)	(5.0)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Australia - 6.9%
Federation Centres, REIT	2,060,479	$ 4,642,108
Goodman Group, REIT	1,032,073	4,992,776
GPT Group, REIT (A)	1,212,282	4,003,240
Investa Office Fund, REIT	846,332	2,481,353
Lend Lease Group	63,992	742,077
Mirvac Group, REIT	3,001,625	4,284,423
Scentre Group, REIT	487,118	1,409,385
Stockland, REIT	1,062,608	3,361,407

		25,916,769

France - 6.3%
Gecina SA, REIT	17,647	2,174,933
ICADE, REIT	51,532	3,680,274
Klepierre, REIT	165,691	7,288,149
Mercialys SA, REIT	64,760	1,445,036
Unibail-Rodamco SE, REIT	34,721	8,775,261

		23,363,653

Germany - 2.4%
Deutsche Annington Immobilien SE	48,440	1,366,284
Deutsche Wohnen AG	116,000	2,658,225
LEG Immobilien AG (B)	71,681	4,980,211

		9,004,720

Hong Kong - 10.6%
Cheung Kong Infrastructure Holdings, Ltd. (B)	858,843	7,102,042
China Overseas Land & Investment, Ltd.	1,346,625	4,768,705
Hang Lung Properties, Ltd.	294,000	876,134
Hongkong Land Holdings, Ltd.	835,439	6,850,600
Link REIT	498,300	2,921,704
Sino Land Co., Ltd.	1,834,000	3,071,040
Sun Hung Kai Properties, Ltd.	713,855	11,594,371
Swire Properties, Ltd.	586,100	1,867,584
Wheelock & Co., Ltd.	141,000	723,049

		39,775,229

Japan - 14.3%
Daito Trust Construction Co., Ltd.	25,600	2,652,351
Daiwa House Industry Co., Ltd.	89,992	2,097,865
GLP J-REIT	1,611	1,538,799
Japan Hotel REIT Investment Corp. (A)	2,032	1,353,173
Japan Real Estate Investment Corp., REIT	824	3,743,465
Japan Retail Fund Investment Corp., Class A, REIT	2,630	5,262,794
Kenedix Office Investment Corp., Class A, REIT (A)	468	2,347,935
Mitsubishi Estate Co., Ltd.	242,710	5,228,622
Mitsui Fudosan Co., Ltd.	473,510	13,259,131
Nippon Prologis REIT, Inc. (A)	1,247	2,296,636
NTT Urban Development Corp. (A)	120,900	1,203,221
ORIX JREIT, Inc., Class A	1,956	2,819,287
Sumitomo Realty & Development Co., Ltd.	201,777	7,078,723
Tokyo Tatemono Co., Ltd.	43,350	602,157
United Urban Investment Corp., Class A, REIT	1,245	1,760,914

		53,245,073

Netherlands - 1.0%
Eurocommercial Properties NV, CVA	45,476	1,896,392
NSI NV, REIT	443,320	1,744,650

		3,641,042

	Shares	Value
COMMON STOCKS (continued)
Singapore - 3.2%
CapitaLand Commercial Trust, REIT	1,945,100	$ 2,252,928
CapitaLand Mall Trust, REIT	1,279,500	2,042,488
CapitaLand, Ltd. (A)	1,912,800	4,970,710
City Developments, Ltd.	126,800	920,744
Suntec Real Estate Investment Trust (A)	1,382,400	1,770,531

		11,957,401

Spain - 0.2%
Hispania Activos Inmobiliarios SAU (B)	51,601	757,060

Sweden - 0.4%
Hufvudstaden AB, Class A (A)	120,594	1,467,811

Switzerland - 0.3%
PSP Swiss Property AG (B)	13,421	1,148,382

United Kingdom - 7.2%
British Land Co. PLC, REIT	438,049	5,461,537
Derwent London PLC, REIT	71,279	3,810,142
Great Portland Estates PLC, REIT	268,686	3,276,062
Hammerson PLC, REIT	438,954	4,245,143
Land Securities Group PLC, REIT	432,420	8,180,456
Safestore Holdings PLC, REIT	283,481	1,259,424
UNITE Group PLC	94,291	846,704

		27,079,468

United States - 46.6%
Alexandria Real Estate Equities, Inc., REIT	46,900	4,101,874
American Realty Capital Properties, Inc., REIT (A)	485,600	3,947,928
AvalonBay Communities, Inc., REIT	48,879	7,814,286
Boston Properties, Inc., REIT	30,230	3,659,039
DCT Industrial Trust, Inc., REIT	81,100	2,549,784
DDR Corp., REIT (A)	282,200	4,362,812
Douglas Emmett, Inc., REIT	122,300	3,294,762
Duke Realty Corp., REIT	160,200	2,974,914
Equity Residential, REIT	171,336	12,022,647
Essex Property Trust, Inc., REIT	27,232	5,786,800
Forest City Enterprises, Inc., Class A (B)	98,900	2,185,690
General Growth Properties, Inc., REIT	339,806	8,719,422
Health Care REIT, Inc.	157,345	10,326,552
Healthcare Realty Trust, Inc., REIT	117,400	2,730,724
Healthcare Trust of America, Inc., Class A, REIT	93,500	2,239,325
Highwoods Properties, Inc., REIT	52,000	2,077,400
Host Hotels & Resorts, Inc., REIT	415,405	8,237,481
Kilroy Realty Corp., REIT	91,000	6,110,650
Kimco Realty Corp., REIT	259,170	5,841,692
Liberty Property Trust, Series C, REIT	49,459	1,593,569
Macerich Co., Class A, REIT	23,492	1,752,503
Paramount Group, Inc., REIT	167,800	2,879,448
Pebblebrook Hotel Trust, REIT	43,200	1,852,416
Post Properties, Inc., REIT	34,600	1,881,202
Prologis, Inc., Class A, REIT	156,810	5,817,651
Public Storage, REIT	38,230	7,048,465
Ramco-Gershenson Properties Trust, REIT	112,600	1,837,632
Simon Property Group, Inc., REIT	93,359	16,152,974
SL Green Realty Corp., REIT	65,100	7,153,839
Spirit Realty Capital, Inc., REIT	430,700	4,164,869
Strategic Hotels & Resorts, Inc., REIT (B)	260,500	3,157,260
Sun Communities, Inc., REIT (A)	38,100	2,355,723

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Sunstone Hotel Investors, Inc., REIT	200,744	$ 3,013,167
Taubman Centers, Inc., REIT	15,961	1,109,290
UDR, Inc., REIT (A)	198,884	6,370,255
Vornado Realty Trust, Class A, REIT	74,085	7,032,889

		174,156,934

Total Common Stocks (Cost $366,623,241)		371,513,542

SECURITIES LENDING COLLATERAL - 5.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	20,131,272	20,131,272

Total Securities Lending Collateral (Cost $20,131,272)		20,131,272

	Principal	Value
REPURCHASE AGREEMENT - 0.2%

State Street Bank & Trust Co. 0.01% (C), dated 06/30/2015, to be repurchased at $607,693 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2033, and with a value of $624,002.

	$ 607,693	$ 607,693

Total Repurchase Agreement (Cost $607,693)		607,693

Total Investments (Cost $387,362,206) (D)		392,252,507
Net Other Assets (Liabilities) - (5.0)%		(18,562,642)

Net Assets - 100.0%		$ 373,689,865

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Real Estate Investment Trusts	71.5%	$280,494,049
Real Estate Management & Development	23.2	91,019,493

Investments, at Value	94.7	371,513,542
Short-Term Investments	5.3	20,738,965

Total Investments	100.0%	$392,252,507

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Common Stocks	$174,156,934	$197,356,608	$—	$371,513,542
Securities Lending Collateral	20,131,272	—	—	20,131,272
Repurchase Agreement	—	607,693	—	607,693

Total Investments	$194,288,206	$197,964,301	$—	$392,252,507

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $19,310,209. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at June 30, 2015.
(D)	Aggregate cost for federal income tax purposes is $387,362,206. Aggregate gross unrealized appreciation and depreciation for all securities is $18,884,237 and $13,993,936, respectively. Net unrealized appreciation for tax purposes is $4,890,301.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CVA	Dutch Certificate Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Clarion Global Real Estate Securities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $386,754,513) (including securities loaned of $19,310,209)	$391,644,814
Repurchase agreement, at value (cost $607,693)	607,693
Foreign currency, at value (cost $346,975)	343,170
Receivables:
Shares sold	49,291
Investments sold	2,993,356
Dividends	1,339,905
Tax reclaims	125,200
Net income from securities lending	3,364
Prepaid expenses	1,996

Total assets	397,108,789

Liabilities:
Payables and other liabilities:
Shares redeemed	246,527
Investments purchased	2,645,360
Investment advisory fees	267,755
Distribution and service fees	23,759
Administration fees	8,460
Transfer agent fees	1,583
Trustees and CCO fees	3,131
Audit and tax fees	28,096
Legal fees	5,691
Printing and shareholder reports fees	56,739
Other	551
Collateral for securities on loan	20,131,272

Total liabilities	23,418,924

Net assets	$373,689,865

Net assets consist of:
Capital stock ($0.01 par value)	$290,378
Additional paid-in capital	443,554,706
Undistributed (distributions in excess of) net investment income (loss)	11,980,553
Accumulated net realized gain (loss)	(87,019,351)
Net unrealized appreciation (depreciation) on:
Investments	4,890,301
Translation of assets and liabilities denominated in foreign currencies	(6,722)

Net assets	$373,689,865

Net assets by class:
Initial Class	$267,913,685
Service Class	105,776,180

Shares outstanding:
Initial Class	21,050,727
Service Class	7,987,061

Net asset value and offering price per share:
Initial Class	$12.73
Service Class	13.24

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income	$7,707,136
Interest income	191
Net income from securities lending	76,013
Withholding taxes on foreign income	(354,853)

Total investment income	7,428,487

Expenses:
Investment advisory fees	1,964,592
Distribution and service fees:
Service Class	139,908
Administration fees	63,017
Transfer agent fees	3,978
Trustees and CCO fees	7,949
Audit and tax fees	13,534
Custody fees	109,183
Legal fees	15,445
Printing and shareholder reports fees	23,773
Other	9,856

Total expenses	2,351,235

Net investment income (loss)	5,077,252

Net realized gain (loss) on:
Investments	57,003,782
Foreign currency transactions	240,000

Net realized gain (loss)	57,243,782

Net change in unrealized appreciation (depreciation) on:
Investments	(64,390,438)
Translation of assets and liabilities denominated in foreign currencies	5,928

Net change in unrealized appreciation (depreciation)	(64,384,510)

Net realized and change in unrealized gain (loss)	(7,140,728)

Net increase (decrease) in net assets resulting from operations	$(2,063,476)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Clarion Global Real Estate Securities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$5,077,252	$8,872,739
Net realized gain (loss)	57,243,782	14,294,601
Net change in unrealized appreciation (depreciation)	(64,384,510)	32,932,736

Net increase (decrease) in net assets resulting from operations	(2,063,476)	56,100,076

Distributions to shareholders:
Net investment income:
Initial Class	—	(6,235,608)
Service Class	—	(1,226,562)

Total distributions from net investment income	—	(7,462,170)

Capital share transactions:
Proceeds from shares sold:
Initial Class	45,049,147	122,089,758
Service Class	12,635,961	25,013,464

	57,685,108	147,103,222

Dividends and distributions reinvested:
Initial Class	—	6,235,608
Service Class	—	1,226,562

	—	7,462,170

Cost of shares redeemed:
Initial Class	(230,609,584)	(44,006,195)
Service Class	(10,196,083)	(9,279,775)

	(240,805,667)	(53,285,970)

Net increase (decrease) in net assets resulting from capital share transactions	(183,120,559)	101,279,422

Net increase (decrease) in net assets	(185,184,035)	149,917,328

Net assets:
Beginning of period/year	558,873,900	408,956,572

End of period/year	$373,689,865	$558,873,900

Undistributed (distributions in excess of) net investment income (loss)	$11,980,553	$6,903,301

Capital share transactions - shares:
Shares issued:
Initial Class	3,321,222	9,453,054
Service Class	891,908	1,900,880

	4,213,130	11,353,934

Shares reinvested:
Initial Class	—	478,925
Service Class	—	90,388

	—	569,313

Shares redeemed:
Initial Class	(16,914,538)	(3,493,970)
Service Class	(727,311)	(719,210)

	(17,641,849)	(4,213,180)

Net increase (decrease) in shares outstanding:
Initial Class	(13,593,316)	6,438,009
Service Class	164,597	1,272,058

	(13,428,719)	7,710,067

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Clarion Global Real Estate Securities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$13.06		$11.67	$11.92	$9.86	$11.30	$10.46

Investment operations:
Net investment income (loss) (A)	0.14		0.24	0.23	0.24	0.25	0.21
Net realized and unrealized gain (loss)	(0.47)		1.34	0.20	2.22	(0.88)	1.32

Total investment operations	(0.33)		1.58	0.43	2.46	(0.63)	1.53

Distributions:
Net investment income	—		(0.19)	(0.68)	(0.40)	(0.81)	(0.69)

Net asset value, end of period/year	$12.73		$13.06	$11.67	$11.92	$9.86	$11.30

Total return (B)	(2.53	)%(C)	13.56%	3.90%	25.25%	(5.74)%	15.67%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$267,914		$452,444	$329,290	$342,553	$288,708	$495,241
Expenses to average net assets	0.88	%(D)	0.90%	0.90%	0.92%	0.88%	0.90%
Net investment income (loss) to average net assets	2.05	%(D)	1.90%	1.93%	2.15%	2.24%	2.01%
Portfolio turnover rate	29	%(C)	30%	38%	53%	36%	60%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$13.61		$12.16	$12.39	$10.24	$11.72	$10.84

Investment operations:
Net investment income (loss) (A)	0.13		0.22	0.21	0.21	0.21	0.17
Net realized and unrealized gain (loss)	(0.50)		1.40	0.22	2.32	(0.90)	1.38

Total investment operations	(0.37)		1.62	0.43	2.53	(0.69)	1.55

Distributions:
Net investment income	—		(0.17)	(0.66)	(0.38)	(0.79)	(0.67)

Net asset value, end of period/year	$13.24		$13.61	$12.16	$12.39	$10.24	$11.72

Total return (B)	(2.72	)%(C)	13.29%	3.71%	24.98%	(6.01)%	15.30%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$105,776		$106,430	$79,667	$68,764	$44,260	$33,421
Expenses to average net assets	1.13	%(D)	1.15%	1.15%	1.17%	1.13%	1.15%
Net investment income (loss) to average net assets	1.88	%(D)	1.67%	1.64%	1.85%	1.89%	1.59%
Portfolio turnover rate	29	%(C)	30%	38%	53%	36%	60%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Clarion Global Real Estate Securities VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2015 of $38,211 are included in Net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2015, if any, are identified in the Schedule of Investments.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2015:

Portfolio	Market Value	Percentage of Net Assets
Transamerica Asset Allocation – Moderate Growth VP	$50,866,878	13.61%
Transamerica Asset Allocation – Moderate VP	70,574,607	18.89
Total	$121,441,485	32.50%

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $250 million	0.800%
Over $250 million up to $500 million	0.775%
Over $500 million up to $1 billion	0.700%
Over $1 billion	0.650%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
1.00%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 143,558,605	$ —	$ 316,405,338	$ —

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 7. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Clarion Global Real Estate Securities VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Clarion Global Real Estate Securities VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and CBRE Clarion Securities LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed with TAM the reasons for the underperformance relative to the peer universe and benchmark for certain periods and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Clarion Global Real Estate Securities VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight and Lipper, each an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Clarion Global Real Estate Securities VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica International Moderate Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,037.00	$0.71	$1,024.10	$0.70	0.14%
Service Class	1,000.00	1,036.30	1.97	1,022.90	1.96	0.39

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Global/International Equity	66.1%
Fixed Income	20.4
Repurchase Agreement	12.8
Net Other Assets (Liabilities) ^	0.7
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, securities sold short, TBA short commitments, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 86.5%
Fixed Income - 20.4%
Transamerica Aegon U.S. Government Securities VP (A)	6,388	$ 77,548
Transamerica Bond (B)	2,874,884	29,266,324
Transamerica Core Bond (B)	632,719	6,333,516
Transamerica Floating Rate (B)	943,669	9,370,635
Transamerica High Yield Bond (B)	4,850,987	45,599,278
Transamerica Intermediate Bond (B)	504,589	5,071,124
Transamerica Money Market (B)	21,073	21,073
Transamerica PIMCO Total Return VP (A)	2,193,409	25,662,880
Transamerica Short-Term Bond (B)	2,601,332	26,247,443

		147,649,821

Global/International Equity - 66.1%
Transamerica Emerging Markets Equity (B)	1,746,610	17,204,111
Transamerica Global Equity (B) (C)	2,762,491	31,409,528
Transamerica Income & Growth (B)	4,986,542	50,413,942
Transamerica International Equity (B)	3,587,351	64,715,804
Transamerica International Equity Opportunities (B)	12,806,514	103,220,505
Transamerica International Small Cap (B)	11,160,261	112,941,839
Transamerica International Small Cap Value (B)	7,123,028	89,963,849

	Shares	Value
INVESTMENT COMPANIES (continued)
Global/International Equity (continued)
Transamerica TS&W International Equity VP (A)	565,894	$ 7,543,370

		477,412,948

Total Investment Companies (Cost $601,702,016)		625,062,769

	Principal	Value
REPURCHASE AGREEMENT - 12.8%
State Street Bank & Trust Co. 0.01% (D), dated 06/30/2015, to be repurchased at $92,376,979 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 10/01/2032, and with a value of $94,225,230.	$ 92,376,954	92,376,954

Total Repurchase Agreement (Cost $92,376,954)		92,376,954

Total Investments (Cost $694,078,970) (E)		717,439,723
Net Other Assets (Liabilities) - 0.7%		5,057,513

Net Assets - 100.0%		$ 722,497,236

FUTURES CONTRACTS: (F)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Long	950	09/21/2015	$215,355	$—
DAX® Index	Long	30	09/18/2015	100,445	—
EUR Currency	Short	(1,430)	09/14/2015	2,480,335	—
JPY Currency	Short	(500)	09/14/2015	—	(835,875)
MSCI Emerging Markets Mini Index	Short	(100)	09/18/2015	—	(13,800)

Total				$2,796,135	$(849,675)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Investment Companies	$625,062,769	$—	$—	$625,062,769
Repurchase Agreement	—	92,376,954	—	92,376,954

Total Investments	$625,062,769	$92,376,954	$—	$717,439,723

Other Financial Instruments
Futures Contracts (H)	$2,796,135	$—	$—	$2,796,135

Total Other Financial Instruments	$2,796,135	$—	$—	$2,796,135

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(849,675)	$—	$—	$(849,675)

Total Other Financial Instruments	$(849,675)	$—	$—	$(849,675)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at June 30, 2015.
(E)	Aggregate cost for federal income tax purposes is $694,078,970. Aggregate gross unrealized appreciation and depreciation for all securities is $31,613,994 and $8,253,241, respectively. Net unrealized appreciation for tax purposes is $23,360,753.
(F)	Cash in the amount of $8,189,087 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(G)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen

PORTFOLIO ABBREVIATION:

DAX	Deutscher Aktienindex (Frankfurt Stock Index)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica International Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Affiliated investments, at value (cost $601,702,016)	$625,062,769
Repurchase agreement, at value (cost $92,376,954)	92,376,954
Cash on deposit with broker	8,189,087
Receivables:
Shares sold	470,257
Interest	26
Dividends	16,249
Variation margin receivable on derivative financial instruments	1,719,362
Prepaid expenses	2,151

Total assets	727,836,855

Liabilities:
Payables and other liabilities:
Shares redeemed	43,304
Investments purchased	5,000,003
Investment advisory fees	63,504
Distribution and service fees	154,741
Administration fees	11,113
Transfer agent fees	2,023
Trustees and CCO fees	3,200
Audit and tax fees	7,622
Legal fees	9,143
Printing and shareholder reports fees	44,289
Other	677

Total liabilities	5,339,619

Net assets	$722,497,236

Net assets consist of:
Capital stock ($0.01 par value)	$723,834
Additional paid-in capital	697,229,423
Undistributed (distributions in excess of) net investment income (loss)	14,385,753
Accumulated net realized gain (loss)	(15,148,987)
Net unrealized appreciation (depreciation) on:
Affiliated investments	23,360,753
Futures contracts	1,946,460

Net assets	$722,497,236

Net assets by class:
Initial Class	$18,008,005
Service Class	704,489,231

Shares outstanding:
Initial Class	1,786,491
Service Class	70,596,884

Net asset value and offering price per share:
Initial Class	$10.08
Service Class	9.98

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income from affiliated investments	$3,161,546
Interest income from repurchase agreements	4,912

Total investment income	3,166,458

Expenses:
Investment advisory fees	345,619
Distribution and service fees:
Service Class	841,002
Administration fees	60,483
Transfer agent fees	4,656
Trustees and CCO fees	10,117
Audit and tax fees	10,093
Custody fees	13,658
Legal fees	20,329
Printing and shareholder reports fees	22,159
Other	11,730

Total expenses	1,339,846

Net investment income (loss)	1,826,612

Net realized gain (loss) on:
Affiliated investments	5,371,091
Futures contracts	2,567,183

Net realized gain (loss)	7,938,274

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	17,023,363
Futures contracts	(4,301,168)

Net change in unrealized appreciation (depreciation)	12,722,195

Net realized and change in unrealized gain (loss)	20,660,469

Net increase (decrease) in net assets resulting from operations	$22,487,081

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica International Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$1,826,612	$12,565,864
Net realized gain (loss)	7,938,274	28,883,278
Net change in unrealized appreciation (depreciation)	12,722,195	(46,322,835)

Net increase (decrease) in net assets resulting from operations	22,487,081	(4,873,693)

Distributions to shareholders:
Net investment income:
Initial Class	—	(424,959)
Service Class	—	(13,390,744)

Total distributions from net investment income	—	(13,815,703)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,126,944	1,085,015
Service Class	56,245,947	54,229,101

	57,372,891	55,314,116

Dividends and distributions reinvested:
Initial Class	—	424,959
Service Class	—	13,390,744

	—	13,815,703

Cost of shares redeemed:
Initial Class	(1,916,804)	(2,222,498)
Service Class	(12,547,738)	(29,255,059)

	(14,464,542)	(31,477,557)

Net increase (decrease) in net assets resulting from capital share transactions	42,908,349	37,652,262

Net increase (decrease) in net assets	65,395,430	18,962,866

Net assets:
Beginning of period/year	657,101,806	638,138,940

End of period/year	$722,497,236	$657,101,806

Undistributed (distributions in excess of) net investment income (loss)	$14,385,753	$12,559,141

Capital share transactions - shares:
Shares issued:
Initial Class	110,552	109,603
Service Class	5,534,695	5,501,008

	5,645,247	5,610,611

Shares reinvested:
Initial Class	—	42,796
Service Class	—	1,359,466

	—	1,402,262

Shares redeemed:
Initial Class	(188,529)	(224,764)
Service Class	(1,264,636)	(2,999,392)

	(1,453,165)	(3,224,156)

Net increase (decrease) in shares outstanding:
Initial Class	(77,977)	(72,365)
Service Class	4,270,059	3,861,082

	4,192,082	3,788,717

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica International Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$9.72		$9.99	$9.05	$8.27	$9.13	$8.50

Investment operations:
Net investment income (loss) (A) (B)	0.04		0.21	0.24	0.20	0.25	0.20
Net realized and unrealized gain (loss)	0.32		(0.25)	0.90	0.84	(0.92)	0.66

Total investment operations	0.36		(0.04)	1.14	1.04	(0.67)	0.86

Distributions:
Net investment income	—		(0.23)	(0.20)	(0.26)	(0.19)	(0.23)

Net asset value, end of period/year	$10.08		$9.72	$9.99	$9.05	$8.27	$9.13

Total return (C)	3.70	%(D)	(0.47)%	12.72%	12.81%	(7.37)%	10.50%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$18,008		$18,122	$19,345	$18,619	$19,685	$21,033
Expenses to average net assets (E)	0.14	%(F)	0.15%	0.15%	0.15%	0.14%	0.14%
Net investment income (loss) to average net assets (B)	0.77	%(F)	2.10%	2.53%	2.37%	2.94%	2.34%
Portfolio turnover rate (G)	23	%(D)	32%	16%	47%	57%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$9.63		$9.91	$8.98	$8.21	$9.06	$8.44

Investment operations:
Net investment income (loss) (A) (B)	0.03		0.19	0.23	0.19	0.24	0.18
Net realized and unrealized gain (loss)	0.32		(0.26)	0.88	0.82	(0.92)	0.66

Total investment operations	0.35		(0.07)	1.11	1.01	(0.68)	0.84

Distributions:
Net investment income	—		(0.21)	(0.18)	(0.24)	(0.17)	(0.22)

Net asset value, end of period/year	$9.98		$9.63	$9.91	$8.98	$8.21	$9.06

Total return (C)	3.63	%(D)	(0.79)%	12.46%	12.48%	(7.53)%	10.24%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$704,489		$638,980	$618,794	$488,579	$444,948	$488,673
Expenses to average net assets (E)	0.39	%(F)	0.40%	0.40%	0.40%	0.39%	0.39%
Net investment income (loss) to average net assets (B)	0.52	%(F)	1.91%	2.44%	2.19%	2.64%	2.13%
Portfolio turnover rate (G)	23	%(D)	32%	16%	47%	57%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica International Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Futures contracts: The Portfolio is subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2015, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is shown on the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

All of the Portfolio holdings in investment companies are considered affiliated. Interest, dividends, realized and unrealized gains (losses) are broken out on the Statement of Operations.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $10 billion	0.10%
Over $10 billion	0.09%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.25%	May 1, 2016

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.0175% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities	Sales of Securities
$ 168,300,344	$ 134,794,493

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015. The primary risks pertaining to each derivative type is disclosed in further detail within the Organization and Significant Accounting Policies section of the notes.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized appreciation on futures contracts (A) (B)	$215,355	$2,480,335	$100,445	$—	$—	$2,796,135
Total (C)	$215,355	$2,480,335	$100,445	$—	$—	$2,796,135

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (B)	$—	$(835,875)	$(13,800)	$—	$—	$(849,675)
Total (C)	$—	$(835,875)	$(13,800)	$—	$—	$(849,675)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(4,000,814)	$11,704,664	$(5,136,667)	$—	$—	$2,567,183
Total	$(4,000,814)	$11,704,664	$(5,136,667)	$—	$—	$2,567,183

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$215,355	$(4,603,168)	$86,645	$—	$—	$(4,301,168)
Total	$215,355	$(4,603,168)	$86,645	$—	$—	$(4,301,168)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

Futures Contracts at Notional Amount
Long	Short
33,335,750	(193,922,143)

NOTE 6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 6. (continued)

taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.0225% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica International Moderate Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica International Moderate Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its primary benchmark for the past 1- and 5-year periods and below its primary benchmark for the past 3-year period. The Trustees discussed with TAM the reasons for the underperformance relative to the peer universe and primary benchmark for certain periods and agreed to continue to closely monitor the performance of the Portfolio. The Board also noted that the Sub-Adviser had commenced subadvising the Portfolio on May 1, 2014, but that the portfolio management team had remained the same.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica International Moderate Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica International Moderate Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Janus Balanced VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Initial Class	$1,000.00	$1,005.10	$3.93	$1,020.90	$3.96	0.79%
Service Class	1,000.00	1,004.50	5.17	1,019.60	5.21	1.04

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	52.5%
U.S. Government Obligations	17.1
Corporate Debt Securities	15.7
U.S. Government Agency Obligations	7.5
Securities Lending Collateral	4.4
Master Limited Partnerships	3.4
Mortgage-Backed Securities	1.3
Repurchase Agreement	1.3
Asset-Backed Securities	1.1
Preferred Stocks	0.4
Convertible Preferred Stock	0.0 *
Net Other Assets (Liabilities) ^	(4.7)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, securities sold short, TBA short commitments, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 52.5%
Aerospace & Defense - 2.8%
Boeing Co.	61,638	$ 8,550,423
Honeywell International, Inc.	61,987	6,320,815

		14,871,238

Airlines - 0.9%
United Continental Holdings, Inc. (A)	92,350	4,895,473

Automobiles - 1.0%
General Motors Co.	163,988	5,465,720

Banks - 1.4%
US Bancorp	174,166	7,558,804

Beverages - 0.3%
Diageo PLC	53,471	1,546,740

Biotechnology - 2.3%
Amgen, Inc.	52,278	8,025,719
Regeneron Pharmaceuticals, Inc., Class A (A)	7,870	4,014,723

		12,040,442

Capital Markets - 0.6%
TD Ameritrade Holding Corp.	90,220	3,321,900

Chemicals - 3.4%
E.I. du Pont de Nemours & Co.	139,735	8,936,053
LyondellBasell Industries NV, Class A	85,418	8,842,472

		17,778,525

Consumer Finance - 0.9%
American Express Co.	59,885	4,654,262

Diversified Financial Services - 1.6%
CME Group, Inc., Class A	35,336	3,288,368
JPMorgan Chase & Co.	77,565	5,255,805

		8,544,173

Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	20,018	933,039

Electronic Equipment, Instruments & Components - 1.0%
TE Connectivity, Ltd.	83,762	5,385,897

Food Products - 0.6%
Hershey Co.	36,386	3,232,168

Health Care Providers & Services - 1.1%
Aetna, Inc.	44,604	5,685,226

Hotels, Restaurants & Leisure - 2.2%
Las Vegas Sands Corp. (B)	116,753	6,137,705
Six Flags Entertainment Corp. (B)	38,343	1,719,684
Starwood Hotels & Resorts Worldwide, Inc.	43,658	3,540,227

		11,397,616

Industrial Conglomerates - 0.7%
3M Co.	23,456	3,619,261

Insurance - 0.9%
Prudential PLC	192,327	4,631,120

Internet & Catalog Retail - 1.1%
Priceline Group, Inc. (A)	4,951	5,700,433

Internet Software & Services - 2.2%
Google, Inc., Class C (A)	15,405	8,018,457
Yahoo! Inc. (A)	94,677	3,719,859

		11,738,316

IT Services - 3.2%
Automatic Data Processing, Inc.	27,061	2,171,104

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Mastercard, Inc., Class A	158,001	$ 14,769,933

		16,941,037

Leisure Products - 0.4%
Mattel, Inc. (B)	90,695	2,329,954

Machinery - 0.5%
Dover Corp.	37,707	2,646,277

Oil, Gas & Consumable Fuels - 1.4%
Chevron Corp.	49,996	4,823,114
Marathon Oil Corp.	95,462	2,533,562

		7,356,676

Pharmaceuticals - 8.6%
AbbVie, Inc., Class G	152,714	10,260,854
Allergan PLC (A)	27,865	8,455,913
Bristol-Myers Squibb Co.	141,640	9,424,726
Eli Lilly & Co.	71,509	5,970,286
Endo International PLC (A)	81,427	6,485,661
Merck & Co., Inc.	90,636	5,159,907

		45,757,347

Professional Services - 0.3%
Towers Watson & Co., Class A	14,258	1,793,656

Real Estate Investment Trusts - 0.2%
Outfront Media, Inc.	53,062	1,339,285

Road & Rail - 1.5%
Union Pacific Corp.	81,349	7,758,254

Semiconductors & Semiconductor Equipment - 0.6%
NXP Semiconductors NV (A)	30,601	3,005,018

Software - 1.8%
Microsoft Corp.	215,528	9,515,561

Specialty Retail - 1.6%
Home Depot, Inc.	73,926	8,215,396

Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	133,452	16,738,217
Seagate Technology PLC (B)	53,199	2,526,953

		19,265,170

Textiles, Apparel & Luxury Goods - 1.9%
NIKE, Inc., Class B	91,190	9,850,344

Tobacco - 1.7%
Altria Group, Inc.	99,773	4,879,897
Philip Morris International, Inc.	53,268	4,270,496

		9,150,393

Total Common Stocks (Cost $257,972,084)		277,924,721

CONVERTIBLE PREFERRED STOCK - 0.0% (C)
Pharmaceuticals - 0.0% (C)
Allergan PLC
Series A, 5.50%	144	150,132

Total Convertible Preferred Stock (Cost $144,000)		150,132

PREFERRED STOCKS - 0.4%
Banks - 0.1%
Wells Fargo & Co.
6.63% (D)	14,450	398,820

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Capital Markets - 0.1%
Morgan Stanley
Series E, 7.13% (B) (D)	9,500	$ 265,525
Series F, 6.88% (D)	10,300	274,804
State Street Corp.
Series D, 5.90% (D)	2,200	56,474

		596,803

Consumer Finance - 0.1%
Ally Financial, Inc.
Series G, 7.00% (E)	258	260,701
Discover Financial Services
Series B, 6.50%	20,250	515,767

		776,468

Diversified Financial Services - 0.1%
Citigroup Capital XIII 7.88% (D)	17,050	442,618
General Electric Capital Corp. 4.70% (B)	2,100	51,030
Morgan Stanley Capital Trust III 6.25% (B)	2,884	73,628
Morgan Stanley Capital Trust IV 6.25%	679	17,274
Morgan Stanley Capital Trust V 5.75%	264	6,669
Morgan Stanley Capital Trust VIII 6.45%	151	3,828

		595,047

Total Preferred Stocks (Cost $2,304,273)		2,367,138

MASTER LIMITED PARTNERSHIPS - 3.4%
Capital Markets - 2.1%
Blackstone Group, LP, Class A	275,963	11,278,608

Oil, Gas & Consumable Fuels - 1.3%
Enterprise Products Partners, LP	224,008	6,695,599

Total Master Limited Partnerships (Cost $14,965,321)		17,974,207

	Principal	Value
ASSET-BACKED SECURITIES - 1.1%
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2043 (E)	$ 141,000	140,291
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class D
2.68%, 10/09/2018	120,000	122,228
Series 2012-4, Class E
3.82%, 02/10/2020 (E)	881,000	903,214
Series 2013-4, Class D
3.31%, 10/08/2019	53,000	54,385
Series 2015-2, Class D
3.00%, 06/08/2021	214,000	214,358
Applebee’s Funding LLC / IHOP Funding LLC
Series 2014-1, Class A2
4.28%, 09/05/2044 (E)	975,000	988,259

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2
4.47%, 03/20/2043 (E)	$ 445,441	$ 452,333
DB Master Finance LLC
Series 2015-1A, Class A2I
3.26%, 02/20/2045 (E)	187,530	188,240
Domino’s Pizza Master Issuer LLC
Series 2012-1A, Class A2
5.22%, 01/25/2042 (E)	629,029	649,297
Santander Drive Auto Receivables Trust
Series 2012-5, Class D
3.30%, 09/17/2018	34,000	34,730
Series 2012-6, Class D
2.52%, 09/17/2018	34,000	34,173
Series 2013-4, Class E
4.67%, 01/15/2020 (E)	987,000	1,027,013
Series 2015-1, Class D
3.24%, 04/15/2021	209,000	210,175
Wendys Funding LLC
Series 2015-1A, Class A2I
3.37%, 06/15/2045	815,000	813,775

Total Asset-Backed Securities (Cost $5,834,844)		5,832,471

CORPORATE DEBT SECURITIES - 15.7%
Aerospace & Defense - 0.1%
Exelis, Inc.
4.25%, 10/01/2016	151,000	155,834
5.55%, 10/01/2021	148,000	162,846

		318,680

Airlines - 0.0% (C)
Southwest Airlines Co.
5.13%, 03/01/2017	182,000	193,116

Auto Components - 0.1%
Continental Rubber of America Corp.
4.50%, 09/15/2019 (E)	210,000	215,721
Schaeffler Finance BV
4.25%, 05/15/2021 (E)	108,000	105,300
ZF NA Capital Co.
4.75%, 04/29/2025 (E)	191,000	184,913
ZF North America Capital, Inc.
4.00%, 04/29/2020 (E)	191,000	190,761

		696,695

Automobiles - 0.6%
General Motors Co.
3.50%, 10/02/2018	363,000	374,801
4.88%, 10/02/2023	2,495,000	2,630,411
6.25%, 10/02/2043	112,000	124,942

		3,130,154

Banks - 1.6%
CIT Group, Inc.
4.25%, 08/15/2017	991,000	1,005,865
5.50%, 02/15/2019 (E)	438,000	456,615
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	337,000	327,410
Royal Bank of Scotland Group PLC
2.55%, 09/18/2015	425,000	426,188

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland Group PLC (continued)
5.13%, 05/28/2024	$ 1,456,000	$ 1,454,228
6.00%, 12/19/2023	724,000	766,667
6.10%, 06/10/2023	1,246,000	1,324,793
Santander UK PLC
5.00%, 11/07/2023 (E)	1,544,000	1,579,951
SVB Financial Group
5.38%, 09/15/2020	444,000	494,765
Zions Bancorporation
5.80%, 06/15/2023
Cash Rate 5.80% (D) (F) (G)	376,000	357,670

		8,194,152

Building Products - 0.0% (C)
Owens Corning
4.20%, 12/01/2024	188,000	184,535

Capital Markets - 1.3%
Ameriprise Financial, Inc.
7.52%, 06/01/2066 (D)	876,000	876,000
Charles Schwab Corp.
3.00%, 03/10/2025	310,000	304,069
7.00%, 02/01/2022 (D) (G)	442,000	513,356
E*TRADE Financial Corp.
4.63%, 09/15/2023	675,000	663,187
5.38%, 11/15/2022	465,000	476,625
Goldman Sachs Group, Inc.
5.63%, 01/15/2017	200,000	211,783
Morgan Stanley
5.55%, 07/15/2020 (D) (G)	462,000	458,651
Raymond James Financial, Inc.
4.25%, 04/15/2016	212,000	217,299
5.63%, 04/01/2024	1,256,000	1,397,177
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	421,000	417,424
3.63%, 04/01/2025	1,065,000	1,081,558

		6,617,129

Chemicals - 0.5%
Albemarle Corp.
4.15%, 12/01/2024	654,000	651,888
5.45%, 12/01/2044	538,000	538,483
Ashland, Inc.
3.88%, 04/15/2018	120,000	123,300
6.88%, 05/15/2043	142,000	144,130
LyondellBasell Industries NV
4.63%, 02/26/2055	545,000	479,951
Rockwood Specialties Group, Inc.
4.63%, 10/15/2020	445,000	463,356

		2,401,108

Commercial Services & Supplies - 0.1%
Cintas Corp. No.
2 2.85%, 06/01/2016	185,000	187,365
GE Capital Trust I
6.38%, 11/15/2067 (D)	217,000	231,756

		419,121

Communications Equipment - 0.1%
Harris Corp.
3.83%, 04/27/2025	187,000	181,777

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
Harris Corp. (continued)
5.05%, 04/27/2045	$ 252,000	$ 240,085

		421,862

Construction & Engineering - 0.1%
Toll Brothers Finance Corp.
4.00%, 12/31/2018	107,000	109,140
4.38%, 04/15/2023	41,000	40,180
5.88%, 02/15/2022	130,000	139,425

		288,745

Construction Materials - 0.3%
Hanson, Ltd.
6.13%, 08/15/2016	210,000	218,715
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	265,000	268,264
Vulcan Materials Co.
4.50%, 04/01/2025	702,000	700,245
7.00%, 06/15/2018	213,000	240,690
7.50%, 06/15/2021	169,000	194,350

		1,622,264

Consumer Finance - 0.7%
Ally Financial, Inc.
4.13%, 03/30/2020	496,000	495,068
4.63%, 05/19/2022	401,000	395,987
8.00%, 12/31/2018	87,000	97,114
American Express Co.
6.80%, 09/01/2066 (D)	578,000	594,704
American Express Credit Corp.
2.13%, 03/18/2019	893,000	894,836
Discover Financial Services
3.75%, 03/04/2025	362,000	345,648
3.95%, 11/06/2024	165,000	160,326
Synchrony Financial
3.00%, 08/15/2019	585,000	589,164

		3,572,847

Diversified Financial Services - 1.5%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
4.63%, 07/01/2022	251,000	251,627
Bank of America Corp.
1.50%, 10/09/2015	123,000	123,282
8.00%, 01/30/2018 (D) (G)	417,000	439,935
Carlyle Holdings Finance LLC
3.88%, 02/01/2023 (B) (E)	890,000	899,510
Citigroup, Inc.
5.80%, 11/15/2019 (B) (D) (G)	227,000	227,568
General Electric Capital Corp.
6.25%, 12/15/2022 (D) (G)	600,000	656,250
7.13%, 06/15/2022 (D) (G)	200,000	230,750
Series MTN
6.38%, 11/15/2067 (D)	522,000	561,150
General Motors Financial Co., Inc.
3.25%, 05/15/2018	107,000	109,434
Goldman Sachs Capital I
6.35%, 02/15/2034	921,000	1,068,213
Lazard Group LLC
4.25%, 11/14/2020	764,000	803,315
6.85%, 06/15/2017	17,000	18,571

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
LeasePlan Corp. NV
2.50%, 05/16/2018 (E)	$ 1,048,000	$ 1,049,541
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
4.88%, 04/15/2045 (E)	563,000	510,482
5.88%, 03/15/2022 (E)	574,000	613,462
Stifel Financial Corp.
4.25%, 07/18/2024	333,000	329,025
Voya Financial, Inc.
5.65%, 05/15/2053 (D)	177,000	180,761

		8,072,876

Electric Utilities - 0.3%
IPALCO Enterprises, Inc.
5.00%, 05/01/2018	246,000	259,530
PPL WEM, Ltd. / Western Power Distribution, Ltd.
3.90%, 05/01/2016 (E)	229,000	233,582
5.38%, 05/01/2021 (E)	1,184,000	1,309,699

		1,802,811

Electrical Equipment - 0.2%
Molex Electronic Technologies LLC
2.88%, 04/15/2020 (E)	215,000	211,700
3.90%, 04/15/2025 (E)	786,000	761,597

		973,297

Electronic Equipment, Instruments & Components - 0.1%
Trimble Navigation, Ltd.
4.75%, 12/01/2024	745,000	746,006

Energy Equipment & Services - 0.8%
DCP Midstream Operating, LP
3.88%, 03/15/2023	681,000	629,188
4.95%, 04/01/2022	1,298,000	1,280,064
5.60%, 04/01/2044	128,000	114,163
Helmerich & Payne International Drilling Co.
4.65%, 03/15/2025 (E)	610,000	629,696
Oceaneering International, Inc.
4.65%, 11/15/2024	738,000	737,324
Plains All American Pipeline, LP / PAA Finance Corp.
3.95%, 09/15/2015	450,000	452,548
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
4.13%, 11/15/2019 (E)	391,000	387,090

		4,230,073

Food Products - 0.5%
HJ Heinz Co.
2.80%, 07/02/2020 (E) (H)	310,000	310,241
3.50%, 07/15/2022 (E) (H)	266,000	266,624
Smithfield Foods, Inc.
5.25%, 08/01/2018 (E)	31,000	31,465
Tyson Foods, Inc.
6.60%, 04/01/2016	354,000	367,530
WM Wrigley Jr. Co.
2.40%, 10/21/2018 (E)	1,083,000	1,098,385
3.38%, 10/21/2020 (E)	722,000	744,003

		2,818,248

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities - 0.0% (C)
NGL Energy Partners, LP / NGL Energy Finance Corp.
5.13%, 07/15/2019	$ 217,000	$ 216,458

Health Care Equipment & Supplies - 0.5%
Becton Dickinson and Co.
1.80%, 12/15/2017	372,000	372,045
Life Technologies Corp.
5.00%, 01/15/2021	64,000	70,410
6.00%, 03/01/2020	358,000	402,700
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	489,000	486,581
3.15%, 04/01/2022	578,000	568,553
3.55%, 04/01/2025	666,000	643,481

		2,543,770

Health Care Providers & Services - 0.4%
Fresenius Medical Care US Finance II, Inc.
5.88%, 01/31/2022 (E)	385,000	408,100
HCA, Inc.
3.75%, 03/15/2019	200,000	201,500
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	498,000	490,975
3.60%, 02/01/2025	497,000	475,336
Omnicare, Inc.
4.75%, 12/01/2022	205,000	217,300
5.00%, 12/01/2024	224,000	240,800

		2,034,011

Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC / New Red Finance, Inc.
4.63%, 01/15/2022 (E)	574,000	565,390
Brinker International, Inc.
3.88%, 05/15/2023	820,000	799,526
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 05/30/2023 (E)	90,000	82,800

		1,447,716

Household Durables - 0.1%
DR Horton, Inc.
3.75%, 03/01/2019	318,000	320,385
4.75%, 05/15/2017	56,000	58,100
MDC Holdings, Inc.
5.50%, 01/15/2024	236,000	231,870

		610,355

Insurance - 0.2%
CNO Financial Group, Inc.
4.50%, 05/30/2020	116,000	117,740
5.25%, 05/30/2025	331,000	336,362
Primerica, Inc.
4.75%, 07/15/2022	645,000	688,139

		1,142,241

IT Services - 0.0% (C)
Fidelity National Information Services, Inc.
5.00%, 03/15/2022	93,000	98,168
Fiserv, Inc.
3.13%, 10/01/2015	117,000	117,622

		215,790

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Life Sciences Tools & Services - 0.0% (C)
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	$ 215,000	$ 212,459

Machinery - 0.0% (C)
CNH Industrial Capital LLC
3.63%, 04/15/2018	123,000	123,000

Media - 0.1%
UBM PLC 5.75%, 11/03/2020 (E)	362,000	390,633

Metals & Mining - 0.1%
Reliance Steel & Aluminum Co. 4.50%, 04/15/2023	603,000	593,199

Multiline Retail - 0.0% (C)
Macy’s Retail Holdings, Inc. 5.90%, 12/01/2016	155,000	165,144

Oil, Gas & Consumable Fuels - 1.4%
Chesapeake Energy Corp.
4.88%, 04/15/2022 (B)	636,000	551,730
5.38%, 06/15/2021 (B)	328,000	296,840
Chevron Corp. 1.35%, 11/15/2017	325,000	326,322
Cimarex Energy Co.
4.38%, 06/01/2024	829,000	818,787
5.88%, 05/01/2022	804,000	860,280
Devon Energy Corp. 2.25%, 12/15/2018	286,000	286,775
Energy Transfer Partners, LP 4.15%, 10/01/2020	174,000	178,830
EnLink Midstream Partners, LP
4.40%, 04/01/2024	537,000	538,445
5.60%, 04/01/2044	237,000	230,275
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024 (B)	819,000	794,729
4.30%, 05/01/2024	209,000	206,250
5.00%, 10/01/2021	202,000	213,745
Motiva Enterprises LLC 5.75%, 01/15/2020 (E)	318,000	349,649
Phillips 66 Partners, LP 3.61%, 02/15/2025	137,000	128,932
Spectra Energy Partners, LP 4.75%, 03/15/2024	591,000	624,589
Western Gas Partners, LP 5.38%, 06/01/2021	784,000	846,251

		7,252,429

Paper & Forest Products - 0.2%
Georgia-Pacific LLC
3.16%, 11/15/2021 (E)	727,000	735,843
3.60%, 03/01/2025 (E)	367,000	363,400

		1,099,243

Pharmaceuticals - 0.5%
Actavis Funding SCS
2.45%, 06/15/2019	50,000	49,801
3.00%, 03/12/2020	646,000	647,465
3.80%, 03/15/2025	747,000	733,794
3.85%, 06/15/2024	138,000	136,337
4.55%, 03/15/2035	355,000	337,524
4.75%, 03/15/2045	266,000	253,246
4.85%, 06/15/2044	122,000	117,705

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc.
5.88%, 05/15/2023 (E)	$ 240,000	$ 246,000
6.13%, 04/15/2025 (E)	240,000	246,900

		2,768,772

Professional Services - 0.7%
Verisk Analytics, Inc.
4.00%, 06/15/2025	979,000	958,739
4.13%, 09/12/2022	82,000	83,495
4.88%, 01/15/2019	491,000	524,878
5.50%, 06/15/2045	530,000	521,254
5.80%, 05/01/2021	1,491,000	1,677,517

		3,765,883

Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/2020	399,000	394,942
4.50%, 07/30/2029	303,000	303,573
4.60%, 04/01/2022	917,000	966,000
Reckson Operating Partnership, LP 6.00%, 03/31/2016	75,000	77,464
Retail Opportunity Investments Partnership, LP
4.00%, 12/15/2024	146,000	144,455
5.00%, 12/15/2023	64,000	67,151
Senior Housing Properties Trust 6.75%, 04/15/2020 - 12/15/2021	198,000	223,484
SL Green Realty Corp.
5.00%, 08/15/2018	212,000	226,980
7.75%, 03/15/2020	1,167,000	1,390,396

		3,794,445

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc. 4.40%, 11/15/2022	273,000	280,013

Road & Rail - 0.0% (C)
JB Hunt Transport Services, Inc. 3.38%, 09/15/2015	191,000	191,960

Semiconductors & Semiconductor Equipment - 0.4%
National Semiconductor Corp. 6.60%, 06/15/2017	595,000	657,052
TSMC Global, Ltd. 1.63%, 04/03/2018 (E)	1,264,000	1,249,539

		1,906,591

Software - 0.2%
Autodesk, Inc. 3.60%, 12/15/2022	128,000	127,324
Cadence Design Systems, Inc. 4.38%, 10/15/2024	791,000	793,536

		920,860

Technology Hardware, Storage & Peripherals - 0.6%
Seagate HDD Cayman
4.75%, 06/01/2023	185,000	187,898
4.75%, 01/01/2025 (E)	1,742,000	1,731,290
4.88%, 06/01/2027 (E)	479,000	465,620
5.75%, 12/01/2034 (E)	544,000	535,634

		2,920,442

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure - 0.2%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 03/15/2016 - 06/15/2019 (E)	$ 318,000	$ 315,297
3.38%, 03/15/2018 (E)	738,000	760,607
4.25%, 01/17/2023 (E)	137,000	138,837
4.88%, 07/11/2022 (E)	38,000	40,155

		1,254,896

Wireless Telecommunication Services - 0.1%
SBA Tower Trust 2.93%, 12/15/2042 (E)	55,000	55,812
Sprint Corp. 7.25%, 09/15/2021	285,000	277,875

		333,687

Total Corporate Debt Securities (Cost $83,560,504)		82,887,716

MORTGAGE-BACKED SECURITIES - 1.3%
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F 3.72%, 04/14/2033 (D) (E)	271,000	239,048
Banc of America Commercial Mortgage Trust
Series 2006-6, Class AJ
5.42%, 10/10/2045	1,600,000	1,648,520
Series 2007-5, Class AM
5.77%, 02/10/2051 (D)	45,522	47,878
Boca Hotel Portfolio Trust Series 2013-BOCA, Class D 3.24%, 08/15/2026 (D) (E)	100,000	99,941
COMM Mortgage Trust
Series 2007-C9 Class C
5.99%, 12/10/2049 (D)	27,264	28,286
Series 2007-C9, Class AJ
5.65%, 12/10/2049 (D)	835,061	872,468
Commercial Mortgage Trust Series 2007-GG11, Class AM 5.87%, 12/10/2049 (D)	883,818	948,027
Core Industrial Trust Series 2015-TEXW, Class E 3.98%, 02/10/2034 (D) (E)	287,000	269,412
GAHR Commericial Mortgage Trust Series 2015-NRF, Class DFX 3.49%, 12/15/2019 (D) (E)	132,000	129,311
GS Mortgage Securities Corp. II Series 2013-KING, Class E 3.55%, 12/10/2027 (D) (E)	200,000	189,529
Hilton USA Trust
Series 2013-HLT, Class DFX
4.41%, 11/05/2030	141,000	142,223
Series 2013-HLT, Class EFX
5.61%, 11/05/2030 (D) (E)	102,000	103,379
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-FBLU, Class D
2.79%, 12/15/2028 (D) (E)	100,000	100,125
Series 2015-CSMO, Class B
1.99%, 01/15/2032 (D) (E)	189,000	188,397

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2015-CSMO, Class E
4.14%, 01/15/2032 (D) (E)	$ 164,000	$ 164,441
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class AM 5.49%, 02/15/2040 (D)	285,000	298,937
Starwood Retail Property Trust
Series 2014-STAR, Class D
3.25%, 11/15/2027 (D) (E)	311,000	310,851
Series 2014-STAR, Class E
4.15%, 11/15/2027 (D) (E)	185,000	184,904
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class AM
5.38%, 12/15/2043	267,600	281,197
Series 2007-C31, Class AJ
5.66%, 04/15/2047 (D)	228,768	234,637
Wells Fargo Commercial Mortgage Trust
Series 2014-TISH, Class SCH1
2.94%, 01/15/2027 (D) (E)	73,000	72,478
Series 2014-TISH, Class WTS1
2.44%, 02/15/2027 (D) (E)	135,000	134,005
Series 2014-TISH, Class WTS2
3.44%, 02/15/2027 (D) (E)	35,000	34,676

Total Mortgage-Backed Securities (Cost $6,824,175)		6,722,670

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.5%
Federal Home Loan Mortgage Corp.
3.50%, 07/01/2029 - 02/01/2044	1,496,478	1,571,852
4.00%, 08/01/2044	926,785	990,003
4.50%, 09/01/2044	996,806	1,097,902
5.00%, 06/01/2020	21,065	22,456
5.50%, 12/01/2028 - 09/01/2041	2,698,249	3,036,779
6.00%, 04/01/2040	196,453	224,028
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
2.39%, 03/25/2025 (D)	349,000	346,495
2.59%, 10/25/2024 (D)	250,000	250,898
2.84%, 10/25/2024 (D)	250,000	252,738
Federal National Mortgage Association
3.50%, 10/01/2029 - 02/01/2045	6,016,900	6,229,239
4.00%, 06/01/2029 - 08/01/2044	7,258,155	7,755,538
4.50%, 08/01/2041 - 05/01/2045	6,444,359	7,086,018
5.00%, 09/01/2029 - 07/01/2044	2,039,507	2,294,132
5.50%, 03/01/2040 - 12/01/2041	1,761,591	1,986,517
6.00%, 10/01/2035 - 10/01/2038	170,393	191,659
7.00%, 02/01/2039	23,686	28,625
FREMF Mortgage Trust Series 2010-KSCT, Class B 2.00%, 01/25/2020 (E) (I)	147,534	131,542
Government National Mortgage Association
3.50%, 05/20/2042	23,699	24,732
4.00%, 04/15/2045	1,037,779	1,122,896
4.50%, 07/15/2041 - 10/20/2041	210,243	227,850
4.90%, 10/15/2034	101,684	113,201
5.00%, 10/15/2039 - 09/15/2041	2,569,633	2,855,271
5.10%, 01/15/2032	85,687	98,108
5.50%, 09/15/2035 - 07/20/2042	535,613	610,252
6.00%, 11/20/2034 - 02/20/2043	858,158	985,426

Total U.S. Government Agency Obligations (Cost $39,503,703)		39,534,157

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 17.1%
U.S. Treasury Bond
3.00%, 05/15/2045	$ 1,626,000	$ 1,593,480
3.38%, 05/15/2044	381,000	400,199
3.63%, 02/15/2044	441,000	484,859
3.75%, 11/15/2043	2,003,000	2,253,063
U.S. Treasury Note
0.38%, 05/31/2016 (B)	9,491,000	9,497,672
0.50%, 06/30/2016 - 01/31/2017	9,665,000	9,670,546
0.50%, 04/30/2017 (B)	3,417,000	3,411,393
0.63%, 07/15/2016 - 05/31/2017	9,825,000	9,848,205
1.00%, 12/15/2017	3,126,000	3,139,432
1.25%, 10/31/2018	2,156,000	2,163,412
1.38%, 07/31/2018 - 03/31/2020	13,787,000	13,904,628
1.50%, 08/31/2018 - 11/30/2019	8,797,000	8,841,648
1.63%, 07/31/2019 - 12/31/2019	4,427,000	4,453,500
1.75%, 09/30/2019 - 05/15/2023	2,243,000	2,244,112
2.00%, 02/15/2025 (B)	250,000	242,891
2.13%, 09/30/2021 - 12/31/2021	3,221,000	3,249,094
2.13%, 05/15/2025 (B)	3,231,000	3,172,438
2.25%, 11/15/2024	4,646,000	4,617,687
2.38%, 08/15/2024	389,000	391,097
2.50%, 08/15/2023 - 05/15/2024	3,664,000	3,736,127
2.75%, 11/15/2023	2,981,000	3,098,842

Total U.S. Government Obligations (Cost $90,500,330)		90,414,325

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (J)	23,086,650	$ 23,086,650

Total Securities Lending Collateral (Cost $23,086,650)		23,086,650

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.01% (J), dated 06/30/2015, to be repurchased at $6,642,424 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/25/2034, and with a value of $6,777,500.	$ 6,642,422	6,642,422

Total Repurchase Agreement (Cost $6,642,422)		6,642,422

Total Investments (Cost $531,338,306) (K)		553,536,609
Net Other Assets (Liabilities) - (4.7)%		(24,622,284)

Net Assets - 100.0%		$ 528,914,325

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	07/02/2015	GBP	889,000	USD	1,398,157	$—	$(1,336)
BOA	07/02/2015	USD	1,357,641	GBP	889,000	—	(39,180)
BOA	07/30/2015	USD	1,397,886	GBP	889,000	1,347	—
CSFB	07/16/2015	USD	774,736	GBP	501,000	—	(12,369)
HSBC	07/23/2015	USD	399,165	GBP	252,000	3,276	—
JPM	07/02/2015	GBP	165,000	USD	259,858	—	(605)
JPM	07/02/2015	USD	252,041	GBP	165,000	—	(7,212)
JPM	07/30/2015	USD	259,790	GBP	165,000	590	—
RBC	07/16/2015	GBP	107,000	USD	166,103	2,001	—
RBC	07/16/2015	USD	557,795	GBP	364,000	—	(14,073)

Total						$7,214	$(74,775)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Common Stocks	$271,746,861	$6,177,860	$—	$277,924,721
Convertible Preferred Stock	150,132	—	—	150,132
Preferred Stocks	2,367,138	—	—	2,367,138
Master Limited Partnerships	17,974,207	—	—	17,974,207
Asset-Backed Securities	—	5,832,471	—	5,832,471
Corporate Debt Securities	—	82,887,716	—	82,887,716
Mortgage-Backed Securities	—	6,722,670	—	6,722,670
U.S. Government Agency Obligations	—	39,534,157	—	39,534,157
U.S. Government Obligations	—	90,414,325	—	90,414,325
Securities Lending Collateral	23,086,650	—	—	23,086,650
Repurchase Agreement	—	6,642,422	—	6,642,422

Total Investments	$315,324,988	$238,211,621	$—	$553,536,609

Other Financial Instruments
Forward Foreign Currency Contracts (M)	$—	$7,214	$—	$7,214

Total Other Financial Instruments	$—	$7,214	$—	$7,214

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (M)	$—	$(74,775)	$—	$(74,775)

Total Other Financial Instruments	$—	$(74,775)	$—	$(74,775)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $22,602,706. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable rate security. The rate disclosed is as of June 30, 2015.
(E)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the total aggregate value of 144A securities is $27,760,641, representing 5.2% of the Portfolio’s net assets.
(F)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If a security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	The security has a perpetual maturity; the date displayed is the next call date.
(H)	When-issued security or delayed-delivery security; to be settled and delivered after June 30, 2015.
(I)	Illiquid security. Total aggregate value of illiquid securities is $131,542, representing less than 0.1% of the Portfolio’s net assets.
(J)	Rate disclosed reflects the yield at June 30, 2015.
(K)	Aggregate cost for federal income tax purposes is $531,338,306. Aggregate gross unrealized appreciation and depreciation for all securities is $30,213,397 and $8,015,094, respectively. Net unrealized appreciation for tax purposes is $22,198,303.
(L)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(M)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

GBP	Pound Sterling
USD	United States Dollar

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America
CSFB	Credit Suisse First Boston
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
RBC	Royal Bank of Canada

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Janus Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $524,695,884) (including securities loaned of $22,602,706)	$546,894,187
Repurchase agreement, at value (cost $6,642,422)	6,642,422
Unrealized appreciation on forward foreign currency contracts	7,214
Receivables:
Shares sold	556,194
Investments sold	346,622
Interest	1,243,074
Dividends	235,150
Tax reclaims	2,846
Net income from securities lending	3,367
Prepaid expenses	1,194

Total assets	555,932,270

Liabilities:
Payables and other liabilities:
Shares redeemed	10,465
Investments purchased	2,776,207
When-issued or delayed-delivery securities purchased	574,669
Investment advisory fees	327,743
Distribution and service fees	112,544
Administration fees	11,489
Transfer agent fees	898
Trustees and CCO fees	1,554
Audit and tax fees	7,442
Legal fees	3,096
Printing and shareholder reports fees	30,246
Other	167
Collateral for securities on loan	23,086,650
Unrealized depreciation on forward foreign currency contracts	74,775

Total liabilities	27,017,945

Net assets	$528,914,325

Net assets consist of:
Capital stock ($0.01 par value)	$391,506
Additional paid-in capital	478,527,043
Undistributed (distributions in excess of) net investment income (loss)	8,207,036
Accumulated net realized gain (loss)	19,657,997
Net unrealized appreciation (depreciation) on:
Investments	22,198,303
Translation of assets and liabilities denominated in foreign currencies	(67,560)

Net assets	$528,914,325

Net assets by class:
Initial Class	$10,528,945
Service Class	518,385,380

Shares outstanding:
Initial Class	770,345
Service Class	38,380,224

Net asset value and offering price per share:
Initial Class	$13.67
Service Class	13.51

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income	$3,305,027
Interest income	2,642,559
Net income from securities lending	21,637

Total investment income	5,969,223

Expenses:
Investment advisory fees	1,675,956
Distribution and service fees:
Service Class	572,263
Administration fees	58,555
Transfer agent fees	2,812
Trustees and CCO fees	6,334
Audit and tax fees	8,434
Custody fees	65,994
Legal fees	10,432
Printing and shareholder reports fees	18,443
Other	6,150

Total expenses	2,425,373

Net investment income (loss)	3,543,850

Net realized gain (loss) on:
Investments	6,437,169
Foreign currency transactions	25,335

Net realized gain (loss)	6,462,504

Net change in unrealized appreciation (depreciation) on:
Investments	(9,518,138)
Translation of assets and liabilities denominated in foreign currencies	(80,911)

Net change in unrealized appreciation (depreciation)	(9,599,049)

Net realized and change in unrealized gain (loss)	(3,136,545)

Net increase (decrease) in net assets resulting from operations	$407,305

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Janus Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$3,543,850	$4,310,765
Net realized gain (loss)	6,462,504	14,264,627
Net change in unrealized appreciation (depreciation)	(9,599,049)	5,490,914

Net increase (decrease) in net assets resulting from operations	407,305	24,066,306

Distributions to shareholders:
Net investment income:
Initial Class	—	(74,445)
Service Class	—	(1,969,567)

Total distributions from net investment income	—	(2,044,012)

Capital share transactions:
Proceeds from shares sold:
Initial Class	426,784	1,199,428
Service Class	128,717,740	150,593,921

	129,144,524	151,793,349

Dividends and distributions reinvested:
Initial Class	—	74,445
Service Class	—	1,969,567

	—	2,044,012

Cost of shares redeemed:
Initial Class	(449,490)	(1,278,662)
Service Class	(1,744,942)	(3,900,150)

	(2,194,432)	(5,178,812)

Net increase (decrease) in net assets resulting from capital share transactions	126,950,092	148,658,549

Net increase (decrease) in net assets	127,357,397	170,680,843

Net assets:
Beginning of period/year	401,556,928	230,876,085

End of period/year	$528,914,325	$401,556,928

Undistributed (distributions in excess of) net investment income (loss)	$8,207,036	$4,663,186

Capital share transactions - shares:
Shares issued:
Initial Class	30,890	91,496
Service Class	9,435,969	11,609,032

	9,466,859	11,700,528

Shares reinvested:
Initial Class	—	5,606
Service Class	—	149,777

	—	155,383

Shares redeemed:
Initial Class	(32,463)	(97,198)
Service Class	(127,637)	(306,133)

	(160,100)	(403,331)

Net increase (decrease) in shares outstanding:
Initial Class	(1,573)	(96)
Service Class	9,308,332	11,452,676

	9,306,759	11,452,580

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Janus Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011		December 31, 2010
Net asset value, beginning of period/year	$13.60		$12.66	$10.70	$9.49	$10.64		$10.34

Investment operations:
Net investment income (loss) (A)	0.12		0.21	0.17	0.18	(0.11	)(B)	0.02	(B)
Net realized and unrealized gain (loss)	(0.05)		0.83	1.88	1.03	(1.02)		0.33

Total investment operations	0.07		1.04	2.05	1.21	(1.13)		0.35

Distributions:
Net investment income	—		(0.10)	(0.09)	—	(0.02)		(0.02)
Net realized gains	—		—	—	—	—		(0.03)

Total distributions	—		(0.10)	(0.09)	—	(0.02)		(0.05)

Net asset value, end of period/year	$13.67		$13.60	$12.66	$10.70	$9.49		$10.64

Total return (C)	0.51	%(D)	8.19%	19.27%	12.75%	(10.60)%		3.39%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,529		$10,495	$9,777	$9,212	$8,886		$9,785
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79	%(E)	0.81%	0.84%	0.86%	1.33	%(F)(G)	1.05	%(F)
Including waiver and/or reimbursement and recapture	0.79	%(E)	0.81%	0.84%	0.88%	1.37	%(F)(G)	1.00	%(F)
Net investment income (loss) to average net assets	1.75	%(E)	1.63%	1.43%	1.72%	(1.04	)%(B)	0.22	%(B)
Portfolio turnover rate	38	%(D)	84%	69%	71%	249	%(H)	718	%(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Inclusive of extraordinary expenses; including printing and shareholder report fees of $213,962 in other fees. The impact of this extraordinary expense is 0.37%.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011		December 31, 2010
Net asset value, beginning of period/year	$13.45		$12.55	$10.62	$9.44	$10.60		$10.33

Investment operations:
Net investment income (loss) (A)	0.10		0.18	0.14	0.15	(0.14	)(B)	0.05	(B)
Net realized and unrealized gain (loss)	(0.04)		0.80	1.87	1.03	(1.01)		0.26

Total investment operations	0.06		0.98	2.01	1.18	(1.15)		0.31

Distributions:
Net investment income	—		(0.08)	(0.08)	—	(0.01)		(0.01)
Net realized gains	—		—	—	—	—		(0.03)

Total distributions	—		(0.08)	(0.08)	—	(0.01)		(0.04)

Net asset value, end of period/year	$13.51		$13.45	$12.55	$10.62	$9.44		$10.60

Total return (C)	0.45	%(D)	7.83%	19.02%	12.50%	(10.81)%		3.10%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$518,385		$391,062	$221,099	$82,817	$46,138		$33,169
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.04	%(E)	1.06%	1.09%	1.11%	1.58	%(F)(G)	1.30	%(F)
Including waiver and/or reimbursement and recapture	1.04	%(E)	1.06%	1.09%	1.13%	1.62	%(F)(G)	1.25	%(F)
Net investment income (loss) to average net assets	1.51	%(E)	1.39%	1.20%	1.50%	(1.28	)%(B)	0.48	%(B)
Portfolio turnover rate	38	%(D)	84%	69%	71%	249	%(H)	718	%(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Inclusive of extraordinary expenses; including printing and shareholder report fees of $213,962 in other fees. The impact of this extraordinary expense is 0.37%.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Janus Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the over-the-counter (“OTC”) inter-bank currency dealer market. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Open forward foreign currency contracts at June 30, 2015, if any, are listed in the Schedule of Investments.

When-Issued, forward delivery securities and delayed-delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

When-issued securities or delayed-delivery securities held at June 30, 2015, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued or delayed-delivery securities purchased in the Statement of Assets and Liabilities.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from unrealized appreciation or depreciation on investments to interest receivable in the Statement of Assets and Liabilities.

PIKs held at June 30, 2015, if any, are identified in the Schedule of Investments.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2015, if any, are identified in the Schedule of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2015 of $6,079 are included in Net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2015, if any, are identified in the Schedule of Investments.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $250 million	0.730%
Over $250 million up to $500 million	0.700%
Over $500 million up to $1 billion	0.675%
Over $1 billion	0.650%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.90%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 162,874,158	$ 137,412,774	$ 79,377,848	$ 93,634,117

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015. The primary risks pertaining to each derivative type is disclosed in further detail within the Organization and Significant Accounting Policies section of the notes.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Unrealized appreciation on forward foreign currency contracts	$—	$7,214	$—	$—	$—	$7,214
Total (A)	$—	$7,214	$—	$—	$—	$7,214

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Unrealized depreciation on forward foreign currency contracts	$—	$(74,775)	$—	$—	$—	$(74,775)
Total (A)	$—	$(74,775)	$—	$—	$—	$(74,775)

(A)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts (A)	$—	$24,379	$—	$—	$—	$24,379
Total	$—	$24,379	$—	$—	$—	$24,379

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts (B)	$—	$(80,911)	$—	$—	$—	$(80,911)
Total	$—	$(80,911)	$—	$—	$—	$(80,911)

(A)	Included within Net realized gain (loss) on transactions from Foreign currency transactions on the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies on Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

Forward Foreign Currency Contracts at Contract Amount
Purchased	Sold	Cross Currency
$ 1,131,984	$ 4,064,085	$ —

NOTE 6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Janus Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Janus Balanced VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Janus Capital Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its composite benchmark for the past 3-year period and below its composite benchmark for the past 1- and 5-year periods. The Board also noted that the Sub-Adviser had commenced subadvising the Portfolio on December 9, 2011.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Janus Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Janus Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Jennison Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Initial Class	$1,000.00	$1,085.40	$3.98	$1,021.00	$3.86	0.77%
Service Class	1,000.00	1,082.80	5.27	1,019.70	5.11	1.02

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	99.5%
Securities Lending Collateral	8.4
Repurchase Agreement	0.3
Net Other Assets (Liabilities)	(8.2)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 1.7%
Boeing Co.	149,381	$ 20,722,132

Automobiles - 1.6%
Tesla Motors, Inc. (A) (B)	72,822	19,535,230

Beverages - 0.5%
Monster Beverage Corp. (B)	44,584	5,975,148

Biotechnology - 9.1%
Alexion Pharmaceuticals, Inc. (B)	93,948	16,982,980
Biogen, Inc. (B)	75,647	30,556,849
Celgene Corp. (B)	141,596	16,387,613
Gilead Sciences, Inc.	150,553	17,626,746
Incyte Corp. (B)	39,186	4,083,573
Regeneron Pharmaceuticals, Inc., Class A (B)	27,717	14,139,273
Vertex Pharmaceuticals, Inc. (B)	76,308	9,422,512

		109,199,546

Capital Markets - 1.1%
Morgan Stanley	341,345	13,240,773

Chemicals - 2.1%
Monsanto Co.	147,217	15,691,860
Sherwin-Williams Co.	34,066	9,368,831

		25,060,691

Diversified Financial Services - 1.1%
McGraw-Hill Financial, Inc.	126,265	12,683,319

Electronic Equipment, Instruments & Components - 0.0% (C)
Fitbit, Inc. (B)	8,313	317,806

Energy Equipment & Services - 1.0%
Schlumberger, Ltd.	143,245	12,346,287

Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	130,481	17,622,764
Kroger Co.	171,655	12,446,704

		30,069,468

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	421,413	20,682,950

Hotels, Restaurants & Leisure - 4.6%
Chipotle Mexican Grill, Inc., Class A (B)	20,042	12,125,209
Marriott International, Inc., Class A	231,690	17,235,419
Starbucks Corp.	466,341	25,002,873

		54,363,501

Internet & Catalog Retail - 9.4%
Amazon.com, Inc. (B)	96,569	41,919,637
JD.com, Inc., ADR (B)	394,616	13,456,406
Netflix, Inc. (B)	43,134	28,336,450
Priceline Group, Inc. (B)	17,098	19,686,124
TripAdvisor, Inc. (B)	69,789	6,081,413
Vipshop Holdings, Ltd., ADR (A) (B)	99,263	2,208,602

		111,688,632

Internet Software & Services - 11.9%
Alibaba Group Holding, Ltd., ADR (B)	157,496	12,957,196
Facebook, Inc., Class A (B)	517,045	44,344,364
Google, Inc., Class A (B)	31,677	17,106,847
Google, Inc., Class C (B)	36,250	18,868,488
LendingClub Corp. (A) (B)	52,680	777,030
LinkedIn Corp., Class A (B)	97,356	20,116,670
Tencent Holdings, Ltd.	1,036,772	20,704,544

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
Twitter, Inc. (A) (B)	189,029	$ 6,846,630

		141,721,769

IT Services - 7.4%
FleetCor Technologies, Inc. (B)	98,728	15,407,492
Mastercard, Inc., Class A	444,915	41,590,654
Visa, Inc., Class A (A)	460,938	30,951,987

		87,950,133

Life Sciences Tools & Services - 1.9%
Illumina, Inc. (B)	101,278	22,115,064

Media - 3.4%
Time Warner, Inc.	141,021	12,326,646
Walt Disney Co.	243,666	27,812,037

		40,138,683

Multiline Retail - 1.0%
Dollar General Corp.	159,891	12,429,926

Oil, Gas & Consumable Fuels - 2.1%
Concho Resources, Inc. (B)	121,860	13,874,979
EOG Resources, Inc.	128,314	11,233,891

		25,108,870

Pharmaceuticals - 7.9%
Allergan PLC (B)	89,845	27,264,364
Bristol-Myers Squibb Co.	406,674	27,060,088
Novo Nordisk A/S, ADR	354,140	19,392,706
Shire PLC, Class B, ADR	87,715	21,182,295

		94,899,453

Real Estate Investment Trusts - 1.1%
American Tower Corp., Class A	145,078	13,534,327

Road & Rail - 1.0%
Canadian Pacific Railway, Ltd.	72,945	11,687,977

Semiconductors & Semiconductor Equipment - 1.9%
ARM Holdings PLC, ADR (A)	256,153	12,620,658
NXP Semiconductors NV (B)	107,992	10,604,815

		23,225,473

Software - 8.7%
Adobe Systems, Inc. (B)	263,652	21,358,449
FireEye, Inc. (A) (B)	156,906	7,674,273
Red Hat, Inc. (B)	240,326	18,247,953
salesforce.com, Inc. (B)	323,925	22,554,898
Splunk, Inc. (A) (B)	187,820	13,076,028
VMware, Inc., Class A (B)	91,341	7,831,577
Workday, Inc., Class A (A) (B)	165,856	12,669,740

		103,412,918

Specialty Retail - 4.9%
Inditex SA	627,414	20,393,113
O’Reilly Automotive, Inc. (B)	71,322	16,117,345
Tiffany & Co.	101,864	9,351,115
TJX Cos., Inc.	187,952	12,436,784

		58,298,357

Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	558,875	70,096,897

Textiles, Apparel & Luxury Goods - 4.0%
NIKE, Inc., Class B	294,913	31,856,502

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class A (A) (B)	188,157	$ 15,699,820

		47,556,322

Total Common Stocks (Cost $803,650,823)		1,188,061,652

SECURITIES LENDING COLLATERAL - 8.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (D)	99,998,968	99,998,968

Total Securities Lending Collateral (Cost $99,998,968)		99,998,968

	Principal	Value
REPURCHASE AGREEMENT - 0.3%

State Street Bank & Trust Co. 0.01% (D),
dated 06/30/2015, to be repurchased at $3,757,125 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 10/01/2032, and with a value of $3,834,952.

	$ 3,757,124	$ 3,757,124

Total Repurchase Agreement (Cost $3,757,124)		3,757,124

Total Investments (Cost $907,406,915) (E)		1,291,817,744
Net Other Assets (Liabilities) - (8.2)%		(97,548,193)

Net Assets - 100.0%		$ 1,194,269,551

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Common Stocks	$1,146,963,995	$41,097,657	$—	$1,188,061,652
Securities Lending Collateral	99,998,968	—	—	99,998,968
Repurchase Agreement	—	3,757,124	—	3,757,124

Total Investments	$1,246,962,963	$44,854,781	$—	$1,291,817,744

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $97,892,110. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at June 30, 2015.
(E)	Aggregate cost for federal income tax purposes is $907,406,915. Aggregate gross unrealized appreciation and depreciation for all securities is $394,553,220 and $10,142,391, respectively. Net unrealized appreciation for tax purposes is $384,410,829.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Jennison Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $903,649,791) (including securities loaned of $97,892,110)	$1,288,060,620
Repurchase agreement, at value (cost $3,757,124)	3,757,124
Foreign currency, at value (cost $2,218)	2,218
Receivables:
Shares sold	62,316
Investments sold	4,559,195
Interest	1
Dividends	383,705
Tax reclaims	28,757
Net income from securities lending	25,463
Prepaid expenses	3,628

Total assets	1,296,883,027

Liabilities:
Payables and other liabilities:
Shares redeemed	797,509
Investments purchased	935,248
Investment advisory fees	755,340
Distribution and service fees	22,769
Administration fees	26,450
Transfer agent fees	3,283
Trustees and CCO fees	5,747
Audit and tax fees	9,108
Legal fees	14,237
Printing and shareholder reports fees	43,753
Other	1,064
Collateral for securities on loan	99,998,968

Total liabilities	102,613,476

Net assets	$1,194,269,551

Net assets consist of:
Capital stock ($0.01 par value)	$1,046,937
Additional paid-in capital	665,124,257
Undistributed (distributions in excess of) net investment income (loss)	141,773
Accumulated net realized gain (loss)	143,547,183
Net unrealized appreciation (depreciation) on:
Investments	384,410,829
Translation of assets and liabilities denominated in foreign currencies	(1,428)

Net assets	$1,194,269,551

Net assets by class:
Initial Class	$1,090,117,324
Service Class	104,152,227

Shares outstanding:
Initial Class	95,330,843
Service Class	9,362,885

Net asset value and offering price per share:
Initial Class	$11.44
Service Class	11.12

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income	$4,772,755
Interest income	507
Net income from securities lending	98,296
Withholding taxes on foreign income	(83,831)

Total investment income	4,787,727

Expenses:
Investment advisory fees	4,197,791
Distribution and service fees:
Service Class	120,571
Administration fees	146,498
Transfer agent fees	7,966
Trustees and CCO fees	17,407
Audit and tax fees	13,834
Custody fees	70,883
Legal fees	33,559
Printing and shareholder reports fees	17,776
Other	19,669

Total expenses	4,645,954

Net investment income (loss)	141,773

Net realized gain (loss) on:
Investments	52,887,226
Foreign currency transactions	(2,951)

Net realized gain (loss)	52,884,275

Net change in unrealized appreciation (depreciation) on:
Investments	42,143,728
Translation of assets and liabilities denominated in foreign currencies	1,408

Net change in unrealized appreciation (depreciation)	42,145,136

Net realized and change in unrealized gain (loss)	95,029,411

Net increase (decrease) in net assets resulting from operations	$95,171,184

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Jennison Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$141,773	$(465,680)
Net realized gain (loss)	52,884,275	92,536,138
Net change in unrealized appreciation (depreciation)	42,145,136	7,979,910

Net increase (decrease) in net assets resulting from operations	95,171,184	100,050,368

Distributions to shareholders:
Net realized gains:
Initial Class	—	(105,413,658)
Service Class	—	(8,980,827)

Total distributions from net realized gains	—	(114,394,485)

Capital share transactions:
Proceeds from shares sold:
Initial Class	77,084,743	104,675,220
Service Class	13,424,821	20,882,710

	90,509,564	125,557,930

Dividends and distributions reinvested:
Initial Class	—	105,413,658
Service Class	—	8,980,827

	—	114,394,485

Cost of shares redeemed:
Initial Class	(123,839,446)	(128,183,445)
Service Class	(6,707,259)	(12,154,599)

	(130,546,705)	(140,338,044)

Net increase (decrease) in net assets resulting from capital share transactions	(40,037,141)	99,614,371

Net increase (decrease) in net assets	55,134,043	85,270,254

Net assets:
Beginning of period/year	1,139,135,508	1,053,865,254

End of period/year	$1,194,269,551	$1,139,135,508

Undistributed (distributions in excess of) net investment income (loss)	$141,773	$—

Capital share transactions - shares:
Shares issued:
Initial Class	6,810,149	9,853,229
Service Class	1,226,654	2,006,306

	8,036,803	11,859,535

Shares reinvested:
Initial Class	—	10,214,502
Service Class	—	892,726

	—	11,107,228

Shares redeemed:
Initial Class	(11,018,199)	(12,048,332)
Service Class	(623,863)	(1,178,300)

	(11,642,062)	(13,226,632)

Net increase (decrease) in shares outstanding:
Initial Class	(4,208,050)	8,019,399
Service Class	602,791	1,720,732

	(3,605,259)	9,740,131

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Jennison Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
June 30, 2015 (unaudited)	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$10.54	$10.71	$8.44	$7.84	$7.90	$7.04

Investment operations:
Net investment income (loss) (A)	0.00	(B)	(0.00	)(B)	—	(B)	0.02	—	(B)	0.01
Net realized and unrealized gain (loss)	0.90	1.04	3.05	1.20	(0.05)	0.85

Total investment operations	0.90	1.04	3.05	1.22	(0.05)	0.86

Distributions:
Net investment income	—	—	(0.03)	—	(B)	(0.01)	—	(B)
Net realized gains	—	(1.21)	(0.75)	(0.62)	—	—

Total distributions	—	(1.21)	(0.78)	(0.62)	(0.01)	—	(B)

Net asset value, end of period/year	$11.44	$10.54	$10.71	$8.44	$7.84	$7.90

Total return (C)	8.54	%(D)	9.96%	37.70%	15.77%	(0.63)%	12.26%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,090,118	$1,049,200	$980,059	$853,011	$751,136	$1,456,916
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77	%(E)	0.79%	0.80%	0.80%	0.75%	0.78%
Including waiver and/or reimbursement and recapture	0.77	%(E)	0.79	%(F)	0.80	%(F)	0.80%	0.75%	0.78%
Net investment income (loss) to average net assets	0.05	%(E)	(0.02)%	0.02%	0.26%	0.06%	0.17%
Portfolio turnover rate	14	%(D)	36%	41%	59%	53%	72%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver/reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Service Class
June 30, 2015 (unaudited)	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$10.27	$10.48	$8.28	$7.72	$7.78	$6.95

Investment operations:
Net investment income (loss) (A)	(0.01)	(0.03)	(0.02)	—	(B)	(0.01)	(0.01)
Net realized and unrealized gain (loss)	0.86	1.03	2.98	1.18	(0.05)	0.84

Total investment operations	0.85	1.00	2.96	1.18	(0.06)	0.83

Distributions:
Net investment income	—	—	(0.01)	—	—	—	(B)
Net realized gains	—	(1.21)	(0.75)	(0.62)	—	—

Total distributions	—	(1.21)	(0.76)	(0.62)	—	—	(B)

Net asset value, end of period/year	$11.12	$10.27	$10.48	$8.28	$7.72	$7.78

Total return (C)	8.28	%(D)	9.79%	37.30%	15.41%	(0.77)%	11.97%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$104,152	$89,936	$73,806	$51,067	$37,568	$34,487
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.02	%(E)	1.04%	1.05%	1.05%	1.00%	1.03%
Including waiver and/or reimbursement and recapture	1.02	%(E)	1.04	%(F)	1.05	%(F)	1.05%	1.00%	1.03%
Net investment income (loss) to average net assets	(0.21	)%(E)	(0.27)%	(0.24)%	0.02%	(0.17)%	(0.07)%
Portfolio turnover rate	14	%(D)	36%	41%	59%	53%	72%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver/reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Jennison Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2015 of $29,020 are included in Net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2015, if any, are identified in the Schedule of Investments.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2015:

Portfolio	Market Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative VP	$43,270,670	3.62%
Transamerica Asset Allocation – Growth VP	85,953,653	7.20
Transamerica Asset Allocation – Moderate Growth VP	302,033,584	25.29
Transamerica Asset Allocation – Moderate VP	331,844,234	27.79
Transamerica BlackRock Tactical Allocation VP	70,871,642	5.93
Transamerica Voya Balanced Allocation VP	71,007	0.01
Transamerica Voya Conservative Allocation VP	9,566	0.00	(A)
Transamerica Voya Moderate Growth Allocation VP	36,594	0.00	(A)
Total	$834,090,950	69.84%

(A)	Percentage rounds to less than 0.01%.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $250 million	0.80%
Over $250 million up to $500 million	0.75%
Over $500 million up to $1 billion	0.70%
Over $1 billion	0.60%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.94%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 167,324,123	$ —	$ 188,300,082	$ —

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Jennison Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Jennison Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Jennison Associates LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 3- and 10-year periods and in line with the median for the past 1- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 3-year period and below its benchmark for the past 1-, 5- and 10-year periods.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Jennison Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Jennison Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Initial Class	$1,000.00	$1,002.30	$2.73	$1,022.10	$2.76	0.55%
Service Class	1,000.00	1,000.70	3.97	1,020.80	4.01	0.80

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Credit Quality ‡	Percentage of Net Assets
AAA	36.2%
AA	5.8
A	9.9
BBB	9.0
BB	0.2
B	0.1
CCC and Below	0.3
NR (Not Rated)	39.8
Net Other Assets (Liabilities)	(1.3)
Total	100.0%

‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 11.2%
Academic Loan Funding Trust Series 2012-1A, Class A1 0.99%, 12/27/2022 (A) (B)	$ 212,795	$ 212,965
Ally Auto Receivables Trust
Series 2012-3, Class A3
0.85%, 08/15/2016	2,613	2,614
Series 2013-2, Class A4
1.24%, 11/15/2018	75,000	75,085
Series 2014-SN2, Class A3
1.03%, 09/20/2017	132,000	131,891
Series 2015-SN1, Class A2A
0.93%, 06/20/2017	343,750	343,798
Series 2015-SN1, Class A3
1.21%, 12/20/2017	152,000	152,248
American Credit Acceptance Receivables Trust
Series 2013-1, Class A
1.45%, 04/16/2018 (B)	32,451	32,454
Series 2014-1, Class A
1.14%, 03/12/2018 (B)	124,928	124,900
Series 2014-4, Class A
1.33%, 07/10/2018 (B)	225,226	225,157
Series 2015-1, Class A
1.43%, 08/12/2019 (B)	367,720	367,305
Series 2015-2, Class A
1.57%, 06/12/2019 (B)	436,000	435,638
American Homes 4 Rent Trust
Series 2014-SFR2, Class E
6.23%, 10/17/2036 (B)	150,000	161,139
Series 2014-SFR3, Class E
6.42%, 12/17/2036 (B)	175,000	187,619
Series 2015-SFR1, Class A
3.47%, 04/17/2052 (B)	249,252	247,804
Series 2015-SFR1, Class E
5.64%, 04/17/2052 (B)	192,500	198,973
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2043 (B)	363,000	361,176
Series 2013-2A, Class 2A
3.07%, 03/15/2048 (B)	350,000	342,606
AmeriCredit Automobile Receivables Trust
Series 2012-5, Class A3
0.62%, 06/08/2017	4,005	4,005
Series 2013-1, Class A3
0.61%, 10/10/2017	17,750	17,749
Series 2013-5, Class A3
0.90%, 09/10/2018	378,644	378,624
Series 2014-1, Class A3
0.90%, 02/08/2019	950,000	948,632
AXIS Equipment Finance Receivables II LLC Series 2013-1A, Class A 1.75%, 03/20/2017 (B)	114,819	114,831
AXIS Equipment Finance Receivables III LLC Series 2015-1A, Class A2 1.90%, 03/20/2020 (B)	302,000	302,043
B2R Mortgage Trust Series 2015-1, Class A1 2.52%, 05/15/2048 (B)	234,037	232,795

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Banc of America Funding Corp. Series 2012-R6, Class 1A1 3.00%, 10/26/2039 (B) (C)	$ 239,419	$ 237,432
BCC Funding X LLC Series 2015-1, Class A2 2.22%, 10/20/2020 (B)	501,000	502,091
Blue Elephant Loan Trust Series 2015-1, Class A 3.12%, 12/15/2022 (B)	545,177	545,050
BMW Vehicle Owner Trust
Series 2014-A, Class A2
0.53%, 04/25/2017	675,834	676,019
Series 2014-A, Class A3
0.97%, 11/26/2018	240,000	239,980
BXG Receivables Note Trust Series 2012-A, Class A 2.66%, 12/02/2027 (B)	84,656	84,229
California Republic Auto Receivables Trust Series 2012-1, Class A 1.18%, 08/15/2017 (B)	31,400	31,439
CAM Mortgage LLC Series 2015-1, Class A 3.50%, 07/15/2064 (A) (B)	650,000	650,000
Capital Auto Receivables Asset Trust
Series 2013-3, Class A3
1.31%, 12/20/2017	400,000	401,253
Series 2014-2, Class A2
0.91%, 04/20/2017	400,000	400,025
CarFinance Capital Auto Trust
Series 2013-2A, Class A
1.75%, 11/15/2017 (B)	17,174	17,195
Series 2014-1A, Class A
1.46%, 12/17/2018 (B)	145,243	145,052
Series 2014-1A, Class B
2.72%, 04/15/2020 (B)	125,000	126,036
Series 2014-2A, Class A
1.44%, 11/16/2020 (B)	777,367	775,915
Series 2015-1A, Class A
1.75%, 06/15/2021 (B)	240,527	240,725
Carlyle Global Market Strategies Commodities Funding, Ltd. Series 2014-1A, Class A 2.18%, 10/15/2021 (A) (B) (C)	433,334	433,334
CarMax Auto Owner Trust
Series 2013-1, Class A3
0.60%, 10/16/2017	97,462	97,392
Series 2013-4, Class A3
0.80%, 07/16/2018	92,000	91,994
Series 2013-4, Class A4
1.28%, 05/15/2019	83,000	83,084
Series 2014-2, Class A3
0.98%, 01/15/2019	842,000	842,663
CarNow Auto Receivables Trust Series 2014-1A, Class A 0.96%, 01/17/2017 (B)	116,473	116,410
Chase Funding Trust Series 2003-6, Class 1A7 4.28%, 11/25/2034 (A)	75,093	76,315

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Chrysler Capital Auto Receivables Trust Series 2014-AA, Class A3 0.83%, 09/17/2018 (B)	$ 300,000	$ 300,127
Concord Funding Co. LLC Series 2012-2, Class A 3.15%, 01/15/2017 (B)	350,000	350,000
Consumer Credit Origination Loan Trust Series 2015-1, Class A 2.82%, 03/15/2021 (B)	254,934	256,442
CPS Auto Receivables Trust
Series 2011-C, Class A
4.21%, 03/15/2019 (B)	27,438	27,873
Series 2012-A, Class A
2.78%, 06/17/2019 (B)	15,910	16,092
Series 2012-B, Class A
2.52%, 09/16/2019 (B)	105,284	105,952
Series 2013-A, Class A
1.31%, 06/15/2020 (B)	78,808	78,602
Series 2013-D, Class A
1.54%, 07/16/2018 (B)	271,785	272,188
Series 2014-A, Class A
1.21%, 08/15/2018 (B)	207,894	207,675
Series 2014-B, Class A
1.11%, 11/15/2018 (B)	443,072	441,919
Series 2014-C, Class A
1.31%, 02/15/2019 (B)	571,409	571,322
Series 2014-C, Class C
3.77%, 08/17/2020 (B)	100,000	99,944
Series 2014-D, Class A
1.49%, 04/15/2019 (B)	609,098	612,041
Series 2014-D, Class C
4.35%, 11/16/2020 (B)	100,000	101,361
Series 2015-A, Class A
1.53%, 07/15/2019 (B)	484,173	486,193
CPS Auto Trust
Series 2012-C, Class A
1.82%, 12/16/2019 (B)	66,201	66,538
Series 2012-D, Class A
1.48%, 03/16/2020 (B)	33,547	33,623
Series 2015-B, Class A
1.65%, 11/15/2019 (B)	650,000	650,670
Credit Acceptance Auto Loan Trust
Series 2012-2A, Class A
1.52%, 03/16/2020 (B)	80,909	81,006
Series 2013-1A, Class A
1.21%, 10/15/2020 (B)	575,385	576,048
Series 2014-1A, Class A
1.55%, 10/15/2021 (B)	500,000	500,119
Drive Auto Receivables Trust
Series 2015-AA, Class A2
1.01%, 11/15/2017 (B)	805,000	805,348
Series 2015-AA, Class D
4.12%, 06/15/2022 (B)	294,000	297,158
Series 2015-BA, Class B
2.12%, 06/17/2019 (B)	408,000	407,951
Series 2015-BA, Class D
3.84%, 07/15/2021 (B)	400,000	399,312

	Principal	Value
ASSET-BACKED SECURITIES (continued)
DT Auto Owner Trust
Series 2014-3A, Class A
0.98%, 04/16/2018 (B)	$ 347,417	$ 347,384
Series 2015-1A, Class A
1.06%, 09/17/2018 (B)	354,243	354,333
Exeter Automobile Receivables Trust
Series 2013-1A, Class A
1.29%, 10/16/2017 (B)	239,779	240,002
Series 2013-2A, Class A
1.49%, 11/15/2017 (B)	132,631	132,846
Series 2014-1A, Class A
1.29%, 05/15/2018 (B)	243,174	243,441
Series 2014-2A, Class A
1.06%, 08/15/2018 (B)	132,338	132,139
Series 2014-3A, Class A
1.32%, 01/15/2019 (B)	642,374	642,397
Series 2015-1A, Class A
1.60%, 06/17/2019 (B)	535,877	537,074
Series 2015-2A, Class A
1.54%, 11/15/2019 (B)	499,672	499,599
Fifth Third Auto Trust
Series 2014-3, Class A2A
0.57%, 05/15/2017	204,307	204,276
Series 2014-3, Class A3
0.96%, 03/15/2019	103,000	102,792
First Investors Auto Owner Trust
Series 2012-2A, Class A2
1.47%, 05/15/2018 (B)	20,764	20,784
Series 2013-1A, Class A2
0.90%, 10/15/2018 (B)	167,749	167,701
Series 2013-3A, Class A2
0.89%, 09/15/2017 (B)	104,607	104,604
Series 2013-3A, Class A3
1.44%, 10/15/2019 (B)	400,000	400,887
Series 2014-3A, Class A2
1.06%, 11/15/2018 (B)	454,684	454,587
Series 2014-3A, Class A3
1.67%, 11/16/2020 (B)	221,000	220,834
Series 2015-1A, Class A2
1.21%, 04/15/2019 (B)	440,000	439,943
FirstKey Lending Trust
Series 2015-SFR1, Class A
2.55%, 03/09/2047 (B)	665,416	666,048
Series 2015-SFR1, Class B
3.42%, 03/09/2047 (B)	240,000	241,422
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 04/16/2018 (B)	71,291	71,351
Series 2013-2, Class A
1.94%, 01/15/2019 (B)	112,788	113,353
Series 2014-2, Class A
1.43%, 12/16/2019 (B)	370,396	370,064
Series 2014-2, Class B
2.84%, 11/16/2020 (B)	134,000	134,983
Series 2014-2, Class C
3.95%, 12/15/2020 (B)	66,000	66,935
Series 2015-1, Class A
1.63%, 06/15/2020 (B)	627,844	628,221

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Lease Trust
Series 2014-A, Class A2A
0.50%, 10/15/2016	$ 124,949	$ 124,943
Series 2014-B, Class A3
0.89%, 09/15/2017	195,000	195,234
Series 2014-B, Class A4
1.10%, 11/15/2017	77,000	77,082
Ford Credit Auto Owner Trust
Series 2012-B, Class A3
0.72%, 12/15/2016	1,583	1,583
Series 2012-D, Class A3
0.51%, 04/15/2017	25,720	25,716
Series 2014-B, Class A3
0.90%, 10/15/2018	237,000	236,962
Series 2014-C, Class A2
0.61%, 08/15/2017	879,220	879,256
Series 2014-C, Class A3
1.06%, 05/15/2019	611,000	611,495
Series 2015-A, Class A2A
0.81%, 01/15/2018	310,000	310,215
Series 2015-A, Class A3
1.28%, 09/15/2019	196,000	196,009
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class A2 0.57%, 01/15/2018 (A)	168,000	168,078
GCAT Series 2014-1, Class A1 3.23%, 07/25/2019 (A) (B)	372,487	374,766
GE Equipment Midticket LLC
Series 2012-1, Class A3
0.60%, 05/23/2016	3,660	3,660
Series 2012-1, Class A4
0.78%, 09/22/2020	150,000	150,003
GLC II Trust Series 2014-A, Class A 4.00%, 12/18/2020 (B)	758,374	758,374
GLC Trust Series 2014-A, Class A 3.00%, 07/15/2021 (B)	613,295	610,688
GLS Auto Receivables Trust Series 2015-1A, Class A 2.47%, 12/15/2020	628,000	627,972
GM Financial Automobile Leasing Trust
Series 2014-1A, Class A2
0.61%, 07/20/2016 (B)	361,186	360,899
Series 2015-1, Class A2
1.10%, 12/20/2017	452,000	452,609
Series 2015-1, Class A3
1.53%, 09/20/2018	214,000	214,486
GMAT Trust Series 2014-1A, Class A 3.72%, 02/25/2044 (A) (B)	57,114	57,042
GO Financial Auto Securitization Trust Series 2015-1, Class A 1.81%, 03/15/2018 (B)	797,662	796,938
Gold Key Resorts LLC Series 2014-A, Class A 3.22%, 03/17/2031 (B)	317,817	319,197

	Principal	Value
ASSET-BACKED SECURITIES (continued)
HLSS Servicer Advance Receivables Backed Notes Series 2013-T7, Class AT7 1.98%, 11/15/2046 (B)	$ 357,000	$ 355,215
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 (B)	195,000	194,805
Series 2013-T1, Class A2
1.50%, 01/16/2046 (B)	270,000	269,730
Series 2013-T1, Class B2
1.74%, 01/16/2046 (B)	124,000	123,876
Series 2014-T2, Class AT2
2.22%, 01/15/2047 (B)	167,000	166,666
Honda Auto Receivables Owner Trust
Series 2014-1, Class A2
0.41%, 09/21/2016	222,520	222,473
Series 2014-2, Class A3
0.77%, 03/19/2018	186,000	185,703
Huntington Auto Trust Series 2011-1A, Class A4 1.31%, 11/15/2016 (B)	47,363	47,376
Hyundai Auto Receivables Trust
Series 2013-A, Class A3
0.56%, 07/17/2017	102,276	102,255
Series 2014-B, Class A3
0.90%, 12/17/2018	1,052,000	1,051,270
Series 2015-B, Class A2A
0.69%, 04/16/2018	94,000	94,002
Series 2015-B, Class A3
1.12%, 11/15/2019	140,000	139,727
John Deere Owner Trust
Series 2012-B, Class A4
0.69%, 01/15/2019	182,000	182,110
Series 2014-A, Class A2
0.45%, 09/15/2016	244,252	244,248
KGS Alpha SBA Coof Trust, Interest Only STRIPS
0.95%, 08/25/2038	2,495,188	86,552
Series 2013-2, Class A
1.55%, 03/25/2039 (A) (B)	1,725,187	95,964
Series 2014-2, Class A
3.04%, 04/25/2040 (A) (B)	845,437	122,720
Lake Country Mortgage Loan Trust Series 2006-HE1, Class A3 0.54%, 07/25/2034 (A) (B)	2,650	2,648
LV Tower 52 Issuer LLC Series 2013-1, Class A 5.50%, 06/15/2018 (B) (C)	642,471	643,942
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, Class M2 2.44%, 03/25/2032 (A)	39,214	39,210
MarketPlace Loan Trust Series 2015-OD1, Class A 3.25%, 06/15/2016	400,000	400,000
MMCA Auto Owner Trust Series 2012-A, Class A4 1.57%, 08/15/2017 (B)	87,414	87,595

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Nationstar Agency Advance Funding Trust Series 2013-T2A, Class AT2 1.89%, 02/18/2048 (B)	$ 100,000	$ 98,240
Nationstar HECM Loan Trust Series 2015-1A, Class A 3.84%, 05/25/2018 (B)	273,657	273,666
Nissan Auto Lease Trust Series 2014-A, Class A3 0.80%, 02/15/2017	291,000	291,027
Nissan Auto Receivables Owner Trust Series 2014-A, Class A2 0.42%, 11/15/2016	164,200	164,209
Normandy Mortgage Loan Co. LLC Series 2013-NPL3, Class A 4.95%, 09/16/2043 (A) (B)	522,288	521,505
NRPL Trust Series 2015-2A, Class A1 3.75%, 10/25/2057 (A) (B)	608,200	605,309
NYMT Residential LLC
Series 2012-RP1A
4.25%, 12/25/2017 (A) (B) (C)	284,192	284,192
Series 2013-RP3A
4.85%, 09/25/2018 (A) (B) (C)	296,716	296,716
Oak Hill Advisors Residential Loan Trust
Series 2014-NPL2, Class A1
3.48%, 04/25/2054 (A) (B)	631,835	634,428
Series 2015-NPL1, Class A1
3.47%, 01/25/2055 (A) (B)	523,033	523,234
Ocwen Freddie Advance Funding LLC
2.05%, 09/15/2045	588,000	587,999
Series 2015-T1, Class AT1
2.06%, 11/15/2045 (B)	170,000	170,000
OnDeck Asset Securitization Trust LLC Series 2014-1A, Class A 3.15%, 05/17/2018 (B)	461,000	462,326
OneMain Financial Issuance Trust
Series 2014-2A, Class A
2.47%, 09/18/2024 (B)	918,000	922,875
Series 2014-2A, Class B
3.02%, 09/18/2024 (B)	380,000	382,960
Series 2015-1A, Class A
3.19%, 03/18/2026 (B)	691,000	700,819
Series 2015-2A, Class A
2.57%, 07/18/2025 (B)	1,138,000	1,138,865
Series 2015-2A, Class B
3.10%, 07/18/2025 (B)	279,000	279,865
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MCW1, Class M1 1.12%, 10/25/2034 (A)	109,652	109,242
PFS Tax Lien Trust Series 2014-1 1.44%, 04/15/2016 (B)	60,860	61,030
Prestige Auto Receivables Trust Series 2013-1A, Class A2 1.09%, 02/15/2018 (B)	99,139	99,183
Progreso Receivables Funding II LLC Series 2014-A, Class A 3.50%, 07/08/2019 (B)	600,000	603,284

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Progreso Receivables Funding III LLC Series 2015-1, Class A 3.63%, 02/08/2020 (B)	$ 589,000	$ 590,292
Progreso Receivables Funding LLC Series 2015-B, Class A 3.00%, 07/28/2020	250,000	250,000
Progress Residential Trust
Series 2015-SFR2, Class A
2.74%, 06/12/2032 (B)	710,000	704,562
Series 2015-SFR2, Class B
3.14%, 06/12/2032 (B)	327,000	324,964
RAMP Trust
Series 2004-RS11, Class M1
1.12%, 11/25/2034 (A)	139,333	137,262
Series 2006-RZ1, Class A3
0.49%, 03/25/2036 (A)	152,064	148,385
RBSHD Trust Series 2013-1A, Class A 4.69%, 10/25/2047 (A) (B) (C)	323,791	324,164
RMAT LLC Series 2015-NPL1, Class A1 3.75%, 05/25/2055 (A) (B)	244,750	244,750
Santander Drive Auto Receivables Trust
Series 2012-5, Class B
1.56%, 08/15/2018	112,693	112,811
Series 2013-3, Class B
1.19%, 05/15/2018	300,000	300,389
Series 2013-A, Class A3
1.02%, 01/16/2018 (B)	412,533	412,661
Series 2014-3, Class A3
0.81%, 07/16/2018	500,000	499,719
Series 2014-4, Class A2A
0.67%, 01/16/2018	195,289	195,129
Series 2015-S1, Class R1
1.93%, 09/17/2019 (B)	216,205	216,199
Series 2015-S2, Class R1
1.84%, 11/18/2019 (B)	90,181	90,180
Series 2015-S7, Class R1
1.97%, 03/16/2021 (B)	257,049	257,041
Saxon Asset Securities Trust Series 2003-1, Class AF6 4.80%, 06/25/2033 (A)	32,081	32,413
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2 3.41%, 01/25/2036 (A)	26,427	19,578
Selene Non-Performing Loans LLC Series 2014-1A, Class A 2.98%, 05/25/2054 (A) (B)	250,063	247,802
SNAAC Auto Receivables Trust Series 2014-1A, Class A 1.03%, 09/17/2018 (B)	119,316	119,362
SpringCastle America Funding LLC
Series 2014-AA, Class A
2.70%, 05/25/2023 (B)	1,491,025	1,500,254
Series 2014-AA, Class B
4.61%, 10/25/2027 (B)	300,000	306,817
Springleaf Funding Trust
Series 2013-AA, Class A
2.58%, 09/15/2021 (B)	1,172,048	1,176,434

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Springleaf Funding Trust (continued)
Series 2013-BA, Class A
3.92%, 01/16/2023 (B)	$ 400,000	$ 400,280
Series 2014-AA, Class A
2.41%, 12/15/2022 (B)	1,213,000	1,214,516
Series 2014-AA, Class B
3.45%, 12/15/2022 (B)	146,000	146,550
Series 2015-AA, Class A
3.16%, 11/15/2024 (B)	769,000	778,123
Stanwich Mortgage Loan Co. LLC Series 2013-NPL2, Class A 3.23%, 04/16/2059 (B)	172,579	170,681
Sunset Mortgage Loan Co. LLC Series 2014-NPL2, Class A 3.72%, 11/16/2044 (A) (B)	759,587	756,731
Tidewater Auto Receivables Trust Series 2014-AA, Class A3 1.40%, 07/15/2018 (B)	439,000	439,171
Toyota Auto Receivables Owner Trust
Series 2014-A, Class A2
0.41%, 08/15/2016	202,061	202,029
Series 2014-C, Class A2
0.51%, 02/15/2017	447,350	447,148
Series 2014-C, Class A3
0.93%, 07/16/2018	192,000	191,887
Trafigura Securitisation Finance PLC Series 2014-1A, Class A 1.14%, 10/15/2021 (A) (B) (C) (D)	691,000	691,258
Tricon American Homes Trust Series 2015-SFR1, Class A 1.44%, 05/17/2032 (A) (B)	160,000	158,680
Truman Capital Mortgage Loan Trust
Series 2014-NPL1, Class A1
3.23%, 07/25/2053 (A) (B)	437,878	437,418
Series 2014-NPL2, Class A1
3.13%, 06/25/2054 (A) (B)	227,317	227,130
Series 2014-NPL3, Class A1
3.13%, 04/25/2053 (A) (B)	240,812	240,596
U.S. Residential Opportunity Fund II Trust Series 2015-1II, Class A 3.72%, 02/27/2035 (B)	340,812	342,354
U.S. Residential Opportunity Fund III Trust Series 2015-1III, Class A 3.72%, 01/27/2035 (B)	491,296	491,395
USAA Auto Owner Trust Series 2014-1, Class A2 0.38%, 10/17/2016	29,293	29,290
Vericrest Opportunity Loan Trust Series 2015-NPL3, Class A1 3.38%, 10/25/2058 (A) (B)	544,457	543,297
VML LLC Series 2014-NPL1, Class A1 3.88%, 04/27/2054 (A) (B)	146,068	146,298
Volkswagen Auto Lease Trust Series 2015-A, Class A2A 0.87%, 06/20/2017	333,000	333,091
Volkswagen Auto Loan Enhanced Trust Series 2012-1, Class A3 0.85%, 08/22/2016	9,536	9,538

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VOLT NPL X LLC Series 2014-NPL8, Class A1 3.38%, 10/26/2054 (A) (B)	$ 416,058	$ 416,092
VOLT XIX LLC Series 2014-NP11, Class A1 3.88%, 04/25/2055 (A) (B)	565,316	567,451
VOLT XV LLC Series 2014-3A, Class A1 3.25%, 05/26/2054 (A) (B)	226,131	225,564
VOLT XVI LLC Series 2014-NPL5, Class A1 3.23%, 09/25/2058 (A) (B)	432,494	432,691
VOLT XXII LLC Series 2015-NPL4, Class A1 3.50%, 02/25/2055 (A) (B)	431,315	430,729
VOLT XXIV LLC Series 2015-NPL6, Class A1 3.50%, 02/25/2055 (A) (B)	822,074	822,074
VOLT XXV LLC Series 2015-NPL8, Class A1 3.50%, 06/26/2045 (A) (B)	1,500,000	1,498,350
VOLT XXVI LLC
Series 2014-NPL6, Class A1
3.13%, 09/25/2043 (A) (B)	544,178	543,308
Series 2014-NPL6, Class A2
4.25%, 09/25/2043 (A) (B)	187,944	184,990
VOLT XXVII LLC Series 2014-NPL7, Class A1 3.38%, 08/27/2057 (A) (B)	874,944	875,484
VOLT XXX LLC Series 2015-NPL1, Class A1 3.63%, 10/25/2057 (A) (B)	518,894	518,510
VOLT XXXI LLC Series 2015-NPL2, Class A1 3.38%, 02/25/2055 (A) (B)	425,625	424,495
VOLT XXXIII LLC Series 2015-NPL5, Class A1 3.50%, 03/25/2055 (A) (B)	723,070	723,305
VOLT XXXV LLC Series 2015-NPL9, Class A1 3.50%, 06/26/2045	525,000	524,475
Westgate Resorts LLC
Series 2012-2A, Class A
3.00%, 01/20/2025 (B)	78,616	78,901
Series 2012-3A, Class A
2.50%, 03/20/2025 (B)	69,849	70,033
World Omni Auto Receivables Trust
Series 2012-A, Class A3
0.64%, 02/15/2017	9,481	9,481
Series 2013-B, Class A3
0.83%, 08/15/2018	145,213	145,301
Series 2013-B, Class A4
1.32%, 01/15/2020	79,000	79,163
Series 2015-A, Class A2A
0.79%, 07/16/2018	220,000	220,065
Series 2015-A, Class A3
1.34%, 05/15/2020	129,000	129,248

Total Asset-Backed Securities (Cost $74,850,926)		74,849,795

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 19.1%
Aerospace & Defense - 0.2%
Airbus Group Finance BV 2.70%, 04/17/2023 (B)	$ 43,000	$ 41,294
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (B)	68,000	68,279
6.38%, 06/01/2019 (B)	30,000	34,213
BAE Systems PLC 5.80%, 10/11/2041 (B)	92,000	106,160
Boeing Co. 7.95%, 08/15/2024	30,000	40,863
Lockheed Martin Corp. 4.07%, 12/15/2042	57,000	53,859
Northrop Grumman Corp. 3.85%, 04/15/2045	38,000	33,435
Northrop Grumman Systems Corp. 7.75%, 02/15/2031	40,000	53,472
Precision Castparts Corp.
0.70%, 12/20/2015	32,000	31,986
3.25%, 06/15/2025	170,000	167,840
4.20%, 06/15/2035	170,000	169,462
Raytheon Co. 3.15%, 12/15/2024	84,000	83,311
United Technologies Corp.
1.80%, 06/01/2017	27,000	27,393
3.10%, 06/01/2022	64,000	64,509
4.15%, 05/15/2045	163,000	155,643
4.50%, 06/01/2042	86,000	87,367

		1,219,086

Air Freight & Logistics - 0.0% (E)
FedEx Corp. 3.90%, 02/01/2035	96,000	88,751
United Parcel Service of America, Inc.
8.38%, 04/01/2020	35,000	44,616
8.38%, 04/01/2030 (F)	55,000	78,235
United Parcel Service, Inc. 2.45%, 10/01/2022	29,000	27,984

		239,586

Airlines - 0.1%
Air Canada Pass-Through Trust 4.13%, 11/15/2026 (B)	49,208	50,316
American Airlines Pass-Through Trust 4.95%, 07/15/2024	183,168	194,616
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	29,500	30,048
5.98%, 10/19/2023	40,426	45,074
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	88,993	95,223
5.30%, 10/15/2020	16,635	17,882

		433,159

Auto Components - 0.0% (E)
Johnson Controls, Inc.
3.75%, 12/01/2021	66,000	67,785
4.95%, 07/02/2064	20,000	19,003
5.25%, 12/01/2041	100,000	104,858

		191,646

Automobiles - 0.3%
American Honda Finance Corp.
1.60%, 02/16/2018 (B)	213,000	213,619
2.60%, 09/20/2016 (B)	205,000	209,156

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
American Honda Finance Corp. (continued)
Series MTN
1.55%, 12/11/2017	$ 144,000	$ 144,498
2.25%, 08/15/2019	67,000	67,455
Daimler Finance North America LLC
2.38%, 08/01/2018 (B)	151,000	153,101
2.63%, 09/15/2016 (B)	150,000	152,512
2.95%, 01/11/2017 (B)	150,000	153,682
Nissan Motor Acceptance Corp. 1.80%, 03/15/2018 (B)	97,000	97,136
Toyota Motor Credit Corp.
Series MTN
1.45%, 01/12/2018	103,000	103,099
2.00%, 09/15/2016	225,000	228,317
2.05%, 01/12/2017	100,000	101,585
2.10%, 01/17/2019	105,000	105,439

		1,729,599

Banks - 2.9%
ABN AMRO Bank NV
1.80%, 06/04/2018 (B)	319,000	318,643
2.50%, 10/30/2018 (B)	200,000	203,164
ANZ New Zealand International, Ltd. 2.60%, 09/23/2019 (B)	200,000	201,658
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 (B)	250,000	255,437
Series MTN
4.88%, 01/12/2021 (B)	100,000	112,268
Bank of Montreal
1.40%, 04/10/2018	100,000	99,392
Series MTN
1.40%, 09/11/2017	271,000	271,873
2.55%, 11/06/2022	85,000	82,598
Bank of Nova Scotia
1.65%, 10/29/2015 (B)	100,000	100,384
1.85%, 04/14/2020	300,000	296,634
2.55%, 01/12/2017	300,000	306,417
Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.35%, 09/08/2019 (B)	260,000	259,670
Banque Federative du Credit Mutuel SA 1.70%, 01/20/2017 (B)	200,000	200,941
Barclays Bank PLC 2.25%, 05/10/2017 (B) (G)	200,000	204,194
Barclays PLC
2.75%, 11/08/2019	200,000	198,559
2.88%, 06/08/2020	278,000	276,031
3.65%, 03/16/2025	200,000	189,160
BB&T Corp.
5.25%, 11/01/2019	30,000	33,046
Series MTN
1.60%, 08/15/2017	131,000	131,443
2.45%, 01/15/2020	300,000	300,672
3.95%, 04/29/2016	50,000	51,231
6.85%, 04/30/2019	75,000	87,776
BNZ International Funding, Ltd. 2.35%, 03/04/2019 (B)	250,000	250,339
BPCE SA Series MTN 1.63%, 01/26/2018	350,000	349,407
Canadian Imperial Bank of Commerce 0.90%, 10/01/2015	87,000	87,096

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Comerica, Inc. 3.80%, 07/22/2026	$ 26,000	$ 25,262
Commonwealth Bank of Australia 2.25%, 03/16/2017 (B)	250,000	255,372
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.13%, 10/13/2015	52,000	52,237
3.38%, 01/19/2017	34,000	35,120
3.88%, 02/08/2022	268,000	278,802
Deutsche Bank AG
1.88%, 02/13/2018	122,000	121,627
3.70%, 05/30/2024 (G)	267,000	263,672
6.00%, 09/01/2017 (G)	170,000	184,969
Discover Bank 3.20%, 08/09/2021	250,000	246,442
DNB Boligkreditt AS 2.10%, 10/14/2016 (B)	200,000	200,871
Fifth Third Bancorp 2.30%, 03/01/2019	60,000	60,058
Fifth Third Bank 2.88%, 10/01/2021	204,000	201,994
HSBC Bank PLC 4.75%, 01/19/2021 (B)	375,000	413,336
HSBC Bank USA NA 4.88%, 08/24/2020 (G)	250,000	276,695
HSBC Holdings PLC
4.00%, 03/30/2022	107,000	112,026
4.88%, 01/14/2022	160,000	176,439
6.10%, 01/14/2042	150,000	181,558
HSBC USA, Inc.
1.63%, 01/16/2018	100,000	99,727
2.35%, 03/05/2020	323,000	320,359
Huntington National Bank 2.00%, 06/30/2018	250,000	250,245
Industrial & Commercial Bank of China, Ltd. Series MTN 2.35%, 11/13/2017	250,000	251,824
ING Bank NV
2.50%, 10/01/2019 (B)	250,000	251,601
3.75%, 03/07/2017 (B)	200,000	207,807
KeyCorp Series MTN 5.10%, 03/24/2021	100,000	110,948
Lloyds Bank PLC
1.75%, 03/16/2018	325,000	325,032
3.50%, 05/14/2025	200,000	196,367
Macquarie Bank, Ltd.
2.40%, 01/21/2020 (B)	150,000	149,349
2.60%, 06/24/2019 (B)	117,000	117,652
5.00%, 02/22/2017 (B)	375,000	396,058
Mizuho Bank, Ltd.
1.80%, 03/26/2018 (B) (G)	242,000	242,068
3.60%, 09/25/2024 (B)	300,000	303,482
National Australia Bank, Ltd.
2.00%, 06/20/2017 (B)	250,000	254,201
2.75%, 09/28/2015 (B)	200,000	200,993
Nordea Bank AB
1.63%, 05/15/2018 (B)	350,000	349,162
3.13%, 03/20/2017 (B)	350,000	361,248

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
PNC Financial Services Group, Inc. 3.90%, 04/29/2024	$ 91,000	$ 91,929
PNC Funding Corp.
3.30%, 03/08/2022	101,000	102,721
4.38%, 08/11/2020	67,000	72,937
5.13%, 02/08/2020	65,000	72,872
5.25%, 11/15/2015	25,000	25,408
5.63%, 02/01/2017	25,000	26,568
6.70%, 06/10/2019	50,000	58,300
Royal Bank of Canada
1.88%, 02/05/2021	600,000	595,163
2.00%, 10/01/2018	159,000	161,249
Series MTN
2.20%, 07/27/2018	300,000	305,117
Stadshypotek AB 1.88%, 10/02/2019 (B) (G)	250,000	250,072
Standard Chartered PLC 5.20%, 01/26/2024 (B) (G)	200,000	209,416
Toronto-Dominion Bank
1.50%, 03/13/2017 (B)	200,000	201,840
Series MTN
2.25%, 11/05/2019	104,000	104,419
US Bancorp
Series MTN
1.65%, 05/15/2017	96,000	97,157
3.00%, 03/15/2022	83,000	83,691
4.13%, 05/24/2021	34,000	36,828
US Bank NA
2.13%, 10/28/2019	250,000	250,284
2.80%, 01/27/2025	250,000	239,197
Wachovia Corp. Series MTN 5.75%, 02/01/2018	475,000	524,601
Wells Fargo & Co.
2.63%, 12/15/2016	274,000	280,258
3.68%, 06/15/2016 (F)	100,000	102,723
Series MTN
3.00%, 02/19/2025	113,000	108,225
3.30%, 09/09/2024	700,000	689,262
3.50%, 03/08/2022	150,000	154,081
4.10%, 06/03/2026	258,000	259,087
4.60%, 04/01/2021	650,000	712,061
4.65%, 11/04/2044	184,000	176,362
Wells Fargo Bank NA 6.00%, 11/15/2017	250,000	275,385
Westpac Banking Corp.
2.00%, 03/03/2020 (B) (G)	304,000	302,496
2.45%, 11/28/2016 (B)	250,000	255,261

		19,167,606

Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc. 3.70%, 02/01/2024	160,000	163,761
Anheuser-Busch InBev Worldwide, Inc. 7.75%, 01/15/2019	30,000	35,608
Brown-Forman Corp. 4.50%, 07/15/2045	75,000	74,224
Diageo Capital PLC
1.50%, 05/11/2017	38,000	38,003
4.83%, 07/15/2020	25,000	27,657

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Diageo Investment Corp. 8.00%, 09/15/2022	$ 100,000	$ 130,301
Heineken NV 1.40%, 10/01/2017 (B)	40,000	40,004
PepsiCo, Inc.
0.49%, 02/26/2016 (A)	45,000	45,057
1.25%, 08/13/2017	180,000	180,299
3.00%, 08/25/2021	20,000	20,489
7.90%, 11/01/2018	5,000	5,970
SABMiller Holdings, Inc. 3.75%, 01/15/2022 (B)	270,000	278,979

		1,040,352

Biotechnology - 0.2%
Amgen, Inc.
2.13%, 05/01/2020	12,000	11,750
3.63%, 05/22/2024	382,000	378,939
3.88%, 11/15/2021	100,000	104,870
5.15%, 11/15/2041	200,000	205,390
5.65%, 06/15/2042	25,000	27,788
5.70%, 02/01/2019	50,000	55,853
5.75%, 03/15/2040	41,000	45,185
Celgene Corp.
3.25%, 08/15/2022	317,000	313,490
3.63%, 05/15/2024	66,000	65,916
Gilead Sciences, Inc. 3.50%, 02/01/2025	72,000	72,105

		1,281,286

Capital Markets - 1.2%
Ameriprise Financial, Inc. 4.00%, 10/15/2023	200,000	208,856
Bank of New York Mellon Corp.
3.55%, 09/23/2021	90,000	94,028
Series MTN
2.40%, 01/17/2017	149,000	151,937
3.25%, 09/11/2024	150,000	149,860
3.65%, 02/04/2024	167,000	171,469
4.60%, 01/15/2020	30,000	33,033
BlackRock, Inc.
3.38%, 06/01/2022	65,000	66,889
3.50%, 03/18/2024	55,000	55,901
6.25%, 09/15/2017	100,000	110,742
Charles Schwab Corp. 3.23%, 09/01/2022 (G)	20,000	20,157
Goldman Sachs Group, Inc.
2.60%, 04/23/2020	281,000	279,592
2.63%, 01/31/2019	136,000	137,683
2.90%, 07/19/2018	95,000	97,235
3.50%, 01/23/2025	125,000	121,224
3.63%, 02/07/2016 - 01/22/2023	295,000	293,589
3.75%, 05/22/2025	114,000	112,500
4.00%, 03/03/2024	320,000	325,583
5.15%, 05/22/2045	48,000	46,307
5.25%, 07/27/2021	53,000	58,858
5.75%, 01/24/2022	120,000	136,496
5.95%, 01/18/2018	155,000	170,389
6.15%, 04/01/2018	240,000	266,851
Series MTN
1.60%, 11/23/2015	133,000	133,459

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued)
3.70%, 08/01/2015	$ 20,000	$ 20,042
3.85%, 07/08/2024	289,000	288,750
5.38%, 03/15/2020	125,000	139,190
6.00%, 06/15/2020	188,000	214,833
7.50%, 02/15/2019	460,000	540,320
Legg Mason, Inc. 3.95%, 07/15/2024	115,000	116,296
Macquarie Group, Ltd.
6.00%, 01/14/2020 (B)	100,000	112,365
6.25%, 01/14/2021 (B)	175,000	199,534
Morgan Stanley
1.75%, 02/25/2016	71,000	71,289
2.65%, 01/27/2020	250,000	249,554
2.80%, 06/16/2020	189,000	189,201
3.75%, 02/25/2023	600,000	606,684
3.95%, 04/23/2027	145,000	136,719
4.30%, 01/27/2045	92,000	85,965
5.00%, 11/24/2025	124,000	129,811
5.75%, 01/25/2021	100,000	113,932
Series MTN
2.38%, 07/23/2019	100,000	99,343
3.70%, 10/23/2024	444,000	442,202
4.35%, 09/08/2026	200,000	195,976
5.50%, 07/24/2020 - 07/28/2021	163,000	182,965
5.63%, 09/23/2019	200,000	224,119
7.30%, 05/13/2019	200,000	235,296
State Street Corp.
3.10%, 05/15/2023	48,000	47,025
3.70%, 11/20/2023	231,000	238,620
TD Ameritrade Holding Corp. 2.95%, 04/01/2022	138,000	136,828
UBS AG Series MTN 5.75%, 04/25/2018	100,000	110,787

		8,370,284

Chemicals - 0.4%
Agrium, Inc.
3.38%, 03/15/2025	108,000	102,687
4.13%, 03/15/2035	411,000	367,506
5.25%, 01/15/2045	152,000	153,507
CF Industries, Inc. 7.13%, 05/01/2020	250,000	296,974
Dow Chemical Co.
3.00%, 11/15/2022	81,000	77,924
4.13%, 11/15/2021 (G)	99,000	103,841
5.25%, 11/15/2041	45,000	45,906
E.I. du Pont de Nemours & Co.
4.90%, 01/15/2041	25,000	26,456
6.00%, 07/15/2018	150,000	168,320
Ecolab, Inc.
1.45%, 12/08/2017	56,000	55,505
2.25%, 01/12/2020	333,000	329,652
Monsanto Co. 4.70%, 07/15/2064	27,000	23,374
Mosaic Co.
3.75%, 11/15/2021	31,000	31,971
4.25%, 11/15/2023	142,000	146,009
4.88%, 11/15/2041	8,000	7,597
5.45%, 11/15/2033	91,000	96,867
5.63%, 11/15/2043	222,000	236,521

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Potash Corp. of Saskatchewan, Inc. 3.00%, 04/01/2025	$ 220,000	$ 210,430
PPG Industries, Inc. 6.65%, 03/15/2018	21,000	23,583
Praxair, Inc. 2.65%, 02/05/2025	59,000	56,380
Union Carbide Corp. 7.50%, 06/01/2025	175,000	218,069

		2,779,079

Commercial Services & Supplies - 0.2%
ADT Corp.
3.50%, 07/15/2022 (G)	186,000	168,330
4.13%, 06/15/2023 (G)	29,000	27,115
4.88%, 07/15/2042	46,000	35,190
Eaton Corp.
1.50%, 11/02/2017	22,000	21,985
4.00%, 11/02/2032	21,000	20,326
5.80%, 03/15/2037	100,000	112,315
7.63%, 04/01/2024	75,000	95,054
ERAC USA Finance LLC
2.75%, 03/15/2017 (B) (G)	48,000	49,170
4.50%, 08/16/2021 (B)	36,000	38,866
5.63%, 03/15/2042 (B)	59,000	63,230
6.70%, 06/01/2034 (B)	152,000	184,967
Ingersoll-Rand Co. 6.39%, 11/15/2027	25,000	29,543
Ingersoll-Rand Global Holding Co., Ltd. 4.25%, 06/15/2023	81,000	83,975
Ingersoll-Rand Luxembourg Finance SA 2.63%, 05/01/2020	80,000	79,651
MUFG Americas Holdings Corp. 2.25%, 02/10/2020	65,000	64,224
Republic Services, Inc. 3.55%, 06/01/2022	54,000	54,700
Waste Management, Inc.
3.13%, 03/01/2025 (G)	77,000	74,702
3.90%, 03/01/2035	28,000	25,673

		1,229,016

Communications Equipment - 0.1%
Cisco Systems, Inc.
2.90%, 03/04/2021	110,000	112,269
3.00%, 06/15/2022 (G)	111,000	111,525
3.63%, 03/04/2024	450,000	464,303
5.50%, 02/22/2016	50,000	51,539
5.90%, 02/15/2039	70,000	83,603

		823,239

Construction & Engineering - 0.0% (E)
ABB Finance USA, Inc.
1.63%, 05/08/2017	28,000	28,175
2.88%, 05/08/2022	29,000	28,531
4.38%, 05/08/2042	17,000	16,844
Fluor Corp. 3.38%, 09/15/2021	190,000	196,441

		269,991

Consumer Finance - 0.3%
American Express Co.
3.63%, 12/05/2024	104,000	101,190
7.00%, 03/19/2018	50,000	56,705

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
American Express Credit Corp.
Series MTN
2.38%, 05/26/2020	$ 290,000	$ 287,920
2.80%, 09/19/2016	111,000	113,322
Capital One Bank USA NA 3.38%, 02/15/2023	300,000	291,414
Capital One Financial Corp.
1.00%, 11/06/2015	68,000	67,898
3.50%, 06/15/2023	121,000	119,088
Caterpillar Financial Services Corp.
Series MTN
1.00%, 11/25/2016	200,000	200,497
2.85%, 06/01/2022	46,000	45,873
3.25%, 12/01/2024	130,000	128,734
7.05%, 10/01/2018	125,000	145,940
John Deere Capital Corp.
1.20%, 10/10/2017	98,000	97,869
2.25%, 04/17/2019	40,000	40,360
2.80%, 01/27/2023	73,000	71,841
Series MTN
1.13%, 06/12/2017	200,000	200,134
3.15%, 10/15/2021	33,000	33,896
PACCAR Financial Corp. Series MTN 1.60%, 03/15/2017	53,000	53,515

		2,056,196

Distributors - 0.0% (E)
WW Grainger, Inc. 4.60%, 06/15/2045	128,000	128,131

Diversified Financial Services - 2.4%
AIG Global Funding 1.65%, 12/15/2017 (B)	97,000	97,139
Bank of America Corp.
2.00%, 01/11/2018	300,000	300,983
2.65%, 04/01/2019	500,000	505,923
3.88%, 03/22/2017	450,000	467,855
4.10%, 07/24/2023	126,000	129,643
5.75%, 12/01/2017	65,000	70,810
5.88%, 01/05/2021	70,000	80,089
Series MTN
2.25%, 04/21/2020	300,000	294,540
3.30%, 01/11/2023	479,000	471,737
3.95%, 04/21/2025	368,000	354,454
4.00%, 04/01/2024 - 01/22/2025	765,000	761,133
4.25%, 10/22/2026	284,000	278,207
5.00%, 05/13/2021	340,000	373,241
5.63%, 07/01/2020	170,000	191,600
5.65%, 05/01/2018	20,000	21,970
6.40%, 08/28/2017	395,000	433,093
6.88%, 04/25/2018	60,000	67,781
7.63%, 06/01/2019	50,000	59,334
Berkshire Hathaway, Inc.
3.40%, 01/31/2022	397,000	413,735
3.75%, 08/15/2021 (G)	134,000	143,982
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (B) (G)	44,000	40,354
5.88%, 03/15/2021 (B)	170,000	195,313
CDP Financial, Inc. 4.40%, 11/25/2019 (B)	250,000	273,524

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup, Inc.
1.85%, 11/24/2017	$ 160,000	$ 160,390
2.50%, 09/26/2018	220,000	222,478
2.50%, 07/29/2019 (G)	220,000	220,323
3.75%, 06/16/2024	227,000	228,345
3.88%, 10/25/2023	65,000	66,334
4.30%, 11/20/2026	300,000	293,347
4.40%, 06/10/2025	98,000	97,635
4.45%, 01/10/2017	425,000	444,023
5.30%, 05/06/2044	77,000	78,388
5.38%, 08/09/2020	15,000	16,770
5.50%, 09/13/2025	115,000	124,292
5.88%, 01/30/2042	45,000	52,644
6.00%, 08/15/2017	300,000	326,306
8.13%, 07/15/2039	50,000	71,768
8.50%, 05/22/2019	150,000	182,955
CME Group, Inc.
3.00%, 09/15/2022 - 03/15/2025	305,000	300,506
5.30%, 09/15/2043	32,000	35,307
Conoco Funding Co. 7.25%, 10/15/2031	25,000	32,552
ConocoPhillips Canada Funding Co. I 5.63%, 10/15/2016	100,000	105,719
Countrywide Financial Corp. 6.25%, 05/15/2016	75,000	77,945
Credit Suisse
1.75%, 01/29/2018	250,000	249,028
Series MTN
2.30%, 05/28/2019	250,000	249,566
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 05/15/2045 (B)	250,000	240,543
Credit Suisse USA, Inc. 5.13%, 08/15/2015	125,000	125,673
Ford Motor Credit Co. LLC
1.68%, 09/08/2017	236,000	235,318
2.24%, 06/15/2018	200,000	200,135
2.38%, 03/12/2019	400,000	398,710
2.60%, 11/04/2019	250,000	248,175
3.00%, 06/12/2017	400,000	409,156
3.98%, 06/15/2016	200,000	204,675
General Electric Capital Corp.
1.00%, 12/11/2015	17,000	17,048
1.63%, 07/02/2015	250,000	250,000
2.10%, 12/11/2019	20,000	20,134
2.25%, 11/09/2015	225,000	226,358
5.30%, 02/11/2021	25,000	28,111
Series MTN
1.60%, 11/20/2017	127,000	127,784
2.20%, 01/09/2020	129,000	128,963
2.30%, 04/27/2017	75,000	76,464
3.10%, 01/09/2023	600,000	598,346
3.15%, 09/07/2022	300,000	301,209
4.38%, 09/16/2020	375,000	408,341
4.63%, 01/07/2021	190,000	209,191
4.65%, 10/17/2021	200,000	219,131
5.50%, 01/08/2020	180,000	204,052
5.63%, 05/01/2018	445,000	492,536
6.75%, 03/15/2032	210,000	272,632

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	$ 38,000	$ 38,835
4.00%, 10/15/2023	88,000	91,671
Invesco Finance PLC 4.00%, 01/30/2024	71,000	72,910
Jefferies Group LLC
6.45%, 06/08/2027	75,000	81,430
6.88%, 04/15/2021	180,000	206,031
MassMutual Global Funding II
2.00%, 04/05/2017 (B)	200,000	202,623
2.50%, 10/17/2022 (B) (G)	100,000	96,612
Murray Street Investment Trust I 4.65%, 03/09/2017 (F)	100,000	105,043
Private Export Funding Corp. 3.55%, 01/15/2024	150,000	158,415

		16,359,316

Diversified Telecommunication Services - 1.1%
AT&T, Inc.
0.90%, 02/12/2016	252,000	252,012
3.00%, 02/15/2022 - 06/30/2022	664,000	644,508
3.40%, 05/15/2025	56,000	53,408
3.88%, 08/15/2021	75,000	77,359
4.30%, 12/15/2042	373,000	319,679
4.35%, 06/15/2045	49,000	41,832
4.45%, 05/15/2021	50,000	53,365
4.50%, 05/15/2035	90,000	82,736
4.75%, 05/15/2046	67,000	60,968
5.35%, 09/01/2040	113,000	111,250
5.50%, 02/01/2018	105,000	114,750
6.30%, 01/15/2038	50,000	55,520
BellSouth Capital Funding Corp. 7.88%, 02/15/2030	100,000	124,996
BellSouth Corp.
6.55%, 06/15/2034	350,000	378,931
6.88%, 10/15/2031	150,000	169,313
BellSouth Telecommunications LLC 6.30%, 12/15/2015	4,296	4,382
British Telecommunications PLC 9.63%, 12/15/2030	150,000	222,626
Centel Capital Corp. 9.00%, 10/15/2019	40,000	47,619
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 (B)	150,000	151,733
8.75%, 06/15/2030	75,000	105,520
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (B)	39,000	38,654
3.48%, 06/16/2025 (B)	41,000	40,357
Nippon Telegraph & Telephone Corp. 1.40%, 07/18/2017	27,000	27,033
Orange SA
2.75%, 09/14/2016	70,000	71,267
9.00%, 03/01/2031	263,000	371,108
Qwest Corp. 6.75%, 12/01/2021	148,000	163,355
Telefonica Emisiones SAU
3.19%, 04/27/2018	150,000	154,086
5.13%, 04/27/2020	41,000	44,849

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
2.63%, 02/21/2020	$ 221,000	$ 220,503
3.00%, 11/01/2021	357,000	352,197
4.15%, 03/15/2024	261,000	267,894
4.40%, 11/01/2034	241,000	223,108
4.50%, 09/15/2020	229,000	247,030
4.52%, 09/15/2048 (B)	153,000	134,413
4.67%, 03/15/2055 (B)	494,000	429,757
4.86%, 08/21/2046	281,000	262,992
5.15%, 09/15/2023	372,000	407,281
5.85%, 09/15/2035	25,000	27,135
6.40%, 09/15/2033	11,000	12,605
6.55%, 09/15/2043	37,000	43,281
Verizon New England, Inc. 7.88%, 11/15/2029	176,000	224,620
Verizon Pennsylvania LLC
6.00%, 12/01/2028	100,000	106,738
8.35%, 12/15/2030	400,000	507,370
8.75%, 08/15/2031	150,000	196,402

		7,646,542

Electric Utilities - 1.0%
Alabama Power Co.
3.75%, 03/01/2045	118,000	106,020
6.13%, 05/15/2038	11,000	13,547
American Electric Power Co., Inc. 1.65%, 12/15/2017	32,000	32,037
Appalachian Power Co. 6.70%, 08/15/2037	50,000	62,273
Arizona Public Service Co.
2.20%, 01/15/2020	100,000	99,161
4.50%, 04/01/2042	28,000	28,113
Baltimore Gas & Electric Co. 2.80%, 08/15/2022	95,000	92,887
Cleveland Electric Illuminating Co. 7.88%, 11/01/2017	50,000	57,030
DTE Electric Co.
2.65%, 06/15/2022	20,000	19,635
3.70%, 03/15/2045	123,000	111,192
Duke Energy Carolinas LLC
4.25%, 12/15/2041	21,000	20,660
6.00%, 12/01/2028 - 01/15/2038	148,000	180,524
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	100,000	106,496
6.35%, 08/15/2038	80,000	100,809
Duke Energy Progress, Inc.
2.80%, 05/15/2022	48,000	47,297
3.00%, 09/15/2021	55,000	56,062
4.10%, 05/15/2042 - 03/15/2043	107,000	102,346
4.15%, 12/01/2044	65,000	62,817
5.30%, 01/15/2019	70,000	78,010
Electricite de France SA
2.15%, 01/22/2019 (B) (G)	80,000	80,541
6.00%, 01/22/2114 (B)	150,000	159,715
Florida Power & Light Co.
5.95%, 10/01/2033 (G)	250,000	304,491
5.95%, 02/01/2038	50,000	61,070
Hydro-Quebec 9.40%, 02/01/2021	250,000	333,478

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Indiana Michigan Power Co.
3.20%, 03/15/2023	$ 125,000	$ 123,889
7.00%, 03/15/2019	30,000	34,917
Jersey Central Power & Light Co. 7.35%, 02/01/2019	15,000	17,383
John Sevier Combined Cycle Generation LLC 4.63%, 01/15/2042	66,237	71,177
Kansas City Power & Light Co.
3.15%, 03/15/2023 (G)	71,000	69,657
5.30%, 10/01/2041	100,000	108,215
Nevada Power Co.
5.38%, 09/15/2040	12,000	13,685
5.45%, 05/15/2041	50,000	57,027
6.50%, 08/01/2018	50,000	57,057
7.13%, 03/15/2019	140,000	164,636
NextEra Energy Capital Holdings, Inc.
2.40%, 09/15/2019	53,000	52,943
6.00%, 03/01/2019	25,000	28,036
7.88%, 12/15/2015	23,000	23,694
Niagara Mohawk Power Corp.
3.51%, 10/01/2024 (B)	141,000	141,285
4.88%, 08/15/2019 (B)	40,000	43,897
NiSource Finance Corp. 5.80%, 02/01/2042	118,000	137,466
Ohio Power Co.
5.38%, 10/01/2021	50,000	57,009
6.05%, 05/01/2018	30,000	33,405
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	65,000	75,219
7.00%, 09/01/2022	50,000	61,514
Pacific Gas & Electric Co.
2.45%, 08/15/2022	68,000	64,440
3.25%, 06/15/2023	50,000	49,683
3.50%, 06/15/2025	94,000	93,830
4.45%, 04/15/2042	17,000	16,626
4.50%, 12/15/2041	96,000	94,633
6.05%, 03/01/2034	100,000	120,221
PacifiCorp
3.60%, 04/01/2024	105,000	108,403
3.85%, 06/15/2021	100,000	106,267
5.65%, 07/15/2018	25,000	27,903
PECO Energy Co.
2.38%, 09/15/2022	100,000	95,409
5.35%, 03/01/2018	50,000	54,924
Progress Energy, Inc. 3.15%, 04/01/2022	54,000	53,981
Public Service Co. of Colorado
2.25%, 09/15/2022	63,000	60,690
5.80%, 08/01/2018	20,000	22,489
6.50%, 08/01/2038	45,000	59,765
Public Service Co. of Oklahoma
4.40%, 02/01/2021	30,000	32,201
6.63%, 11/15/2037	150,000	189,966
Public Service Electric & Gas Co.
3.00%, 05/15/2025	167,000	163,754
Series MTN
5.30%, 05/01/2018	30,000	33,095
5.38%, 11/01/2039 (G)	14,000	16,063

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
South Carolina Electric & Gas Co. 4.50%, 06/01/2064	$ 26,000	$ 23,660
Southern California Edison Co.
1.85%, 02/01/2022	70,000	69,931
3.50%, 10/01/2023	106,000	108,741
3.90%, 12/01/2041	30,000	28,101
5.50%, 08/15/2018	65,000	72,757
6.05%, 03/15/2039	60,000	74,233
Southern Co. 1.95%, 09/01/2016	13,000	13,148
Southwestern Electric Power Co. 5.55%, 01/15/2017	150,000	159,212
State Grid Overseas Investment, Ltd. 1.75%, 05/22/2018 (B)	200,000	198,520
Virginia Electric & Power Co.
2.95%, 01/15/2022	27,000	26,914
3.45%, 02/15/2024	21,000	21,272
4.45%, 02/15/2044	28,000	28,118
5.40%, 04/30/2018	100,000	110,742
8.88%, 11/15/2038	90,000	138,692
WEC Energy Group, Inc. 3.55%, 06/15/2025	144,000	143,620
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	2,044
3.10%, 06/01/2025	82,000	81,503
Xcel Energy, Inc.
0.75%, 05/09/2016	27,000	26,921
4.80%, 09/15/2041	9,000	9,334
6.50%, 07/01/2036	80,000	99,903

		6,590,031

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.00%, 03/01/2018	39,000	39,616
4.50%, 03/01/2023	30,000	30,660
6.88%, 06/01/2018	40,000	44,417
7.50%, 01/15/2027	426,000	502,756

		617,449

Energy Equipment & Services - 0.7%
Boardwalk Pipelines, LP 4.95%, 12/15/2024	70,000	68,646
Buckeye Partners, LP
4.88%, 02/01/2021	300,000	312,809
5.85%, 11/15/2043	100,000	97,118
Cameron International Corp. 4.00%, 12/15/2023	14,000	13,919
Diamond Offshore Drilling, Inc.
4.88%, 11/01/2043	186,000	147,415
5.70%, 10/15/2039 (G)	100,000	87,533
Energy Transfer Partners, LP
4.75%, 01/15/2026	123,000	121,724
5.15%, 03/15/2045	39,000	34,459
EnLink Midstream Partners, LP
4.15%, 06/01/2025	86,000	83,734
5.05%, 04/01/2045 (G)	58,000	52,598
Ensco PLC
5.20%, 03/15/2025 (G)	70,000	69,305
5.75%, 10/01/2044	50,000	44,558

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Enterprise Products Operating LLC
2.55%, 10/15/2019	$ 104,000	$ 103,970
3.35%, 03/15/2023	200,000	195,325
3.75%, 02/15/2025	110,000	107,808
3.90%, 02/15/2024	158,000	158,656
4.90%, 05/15/2046	88,000	82,884
4.95%, 10/15/2054	46,000	42,823
5.10%, 02/15/2045	39,000	37,933
5.75%, 03/01/2035	200,000	214,555
Gulf South Pipeline Co., LP
4.00%, 06/15/2022	350,000	336,531
6.30%, 08/15/2017 (B)	150,000	160,554
Halliburton Co.
3.50%, 08/01/2023	157,000	158,594
7.45%, 09/15/2039	100,000	135,135
7.60%, 08/15/2096 (B)	50,000	66,909
National Oilwell Varco, Inc. 1.35%, 12/01/2017	26,000	25,720
Noble Holding International, Ltd.
3.95%, 03/15/2022 (G)	11,000	10,136
4.00%, 03/16/2018	42,000	43,000
5.25%, 03/15/2042	9,000	6,782
6.05%, 03/01/2041	120,000	99,433
6.95%, 04/01/2045	40,000	36,840
Plains All American Pipeline, LP / PAA Finance Corp.
2.60%, 12/15/2019	71,000	70,699
3.60%, 11/01/2024	250,000	241,301
4.90%, 02/15/2045	162,000	152,737
Schlumberger Investment SA 3.30%, 09/14/2021 (B)	41,000	42,200
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	47,000	45,639
4.95%, 01/15/2043	198,000	173,438
5.30%, 04/01/2044	50,000	45,524
5.35%, 05/15/2045	133,000	121,417
5.50%, 02/15/2020	180,000	199,020
Texas Eastern Transmission, LP 2.80%, 10/15/2022 (B)	81,000	75,810
TransCanada PipeLines, Ltd.
1.88%, 01/12/2018	51,000	51,337
3.75%, 10/16/2023	100,000	101,305
7.13%, 01/15/2019	70,000	81,304
Transocean, Inc.
4.30%, 10/15/2022 (G)	49,000	36,873
6.50%, 11/15/2020 (G)	99,000	91,699
6.88%, 12/15/2021 (G)	102,000	91,800
7.50%, 04/15/2031 (G)	25,000	20,000
7.85%, 12/15/2041 (G)	20,000	16,000
Weatherford International, Ltd. 9.88%, 03/01/2039	100,000	115,106

		4,930,615

Food & Staples Retailing - 0.3%
Costco Wholesale Corp. 2.25%, 02/15/2022	129,000	125,240
CVS Health Corp.
4.00%, 12/05/2023	89,000	91,936
5.30%, 12/05/2043	58,000	63,202

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
CVS Pass-Through Trust 5.93%, 01/10/2034 (B)	$ 63,213	$ 72,540
Kroger Co.
2.20%, 01/15/2017	33,000	33,460
4.00%, 02/01/2024 (G)	135,000	139,429
5.00%, 04/15/2042	130,000	134,971
5.40%, 07/15/2040	12,000	13,036
6.15%, 01/15/2020	50,000	57,531
6.40%, 08/15/2017	55,000	60,555
7.50%, 04/01/2031	220,000	283,251
Sysco Corp. 3.00%, 10/02/2021	65,000	65,650
Walgreen Co. 3.10%, 09/15/2022 (G)	117,000	113,633
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	373,000	370,412
3.80%, 11/18/2024	100,000	97,938
4.50%, 11/18/2034	185,000	173,962

		1,896,746

Food Products - 0.3%
Archer-Daniels-Midland Co. 5.94%, 10/01/2032	25,000	30,039
Bunge NA Finance, LP 5.90%, 04/01/2017	16,000	17,092
Bunge, Ltd. Finance Corp. 8.50%, 06/15/2019	55,000	66,488
Cargill, Inc.
3.30%, 03/01/2022 (B)	70,000	71,496
6.00%, 11/27/2017 (B)	100,000	110,482
ConAgra Foods, Inc.
1.30%, 01/25/2016	30,000	30,004
2.10%, 03/15/2018	23,000	22,776
HJ Heinz Co.
2.80%, 07/02/2020 (B) (H)	330,000	330,257
3.95%, 07/15/2025 (B) (H)	215,000	216,192
5.00%, 07/15/2035 (B) (H)	109,000	110,310
Kellogg Co. 1.75%, 05/17/2017	38,000	38,195
Kraft Foods Group, Inc.
3.50%, 06/06/2022	64,000	64,157
5.00%, 06/04/2042	59,000	58,795
6.13%, 08/23/2018	73,000	81,629
6.50%, 02/09/2040	75,000	88,167
6.88%, 01/26/2039	247,000	302,677
Mondelez International, Inc. 4.00%, 02/01/2024	150,000	155,359
Tyson Foods, Inc. 3.95%, 08/15/2024	146,000	147,071

		1,941,186

Gas Utilities - 0.1%
AGL Capital Corp.
3.50%, 09/15/2021	75,000	78,200
4.40%, 06/01/2043	63,000	62,637
5.88%, 03/15/2041	146,000	172,529
6.38%, 07/15/2016	100,000	105,370

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities (continued)
Atmos Energy Corp.
4.13%, 10/15/2044	$ 75,000	$ 71,638
4.15%, 01/15/2043 (G)	138,000	130,556
8.50%, 03/15/2019	35,000	42,515
Boston Gas Co. 4.49%, 02/15/2042 (B)	26,000	26,094
CenterPoint Energy Resources Corp. 5.85%, 01/15/2041	100,000	113,559

		803,098

Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 1.85%, 06/15/2018	29,000	28,904
Becton Dickinson and Co.
2.68%, 12/15/2019	33,000	33,025
3.73%, 12/15/2024	40,000	39,866
Medtronic, Inc.
3.15%, 03/15/2022 (B)	175,000	175,784
4.38%, 03/15/2035 (B)	219,000	217,319

		494,898

Health Care Providers & Services - 0.3%
Aetna, Inc.
4.50%, 05/15/2042	26,000	24,185
6.75%, 12/15/2037	50,000	62,916
Anthem, Inc.
2.30%, 07/15/2018	70,000	70,416
3.13%, 05/15/2022	62,000	60,254
3.30%, 01/15/2023	28,000	26,911
4.63%, 05/15/2042	50,000	45,703
4.65%, 01/15/2043 - 08/15/2044	184,000	168,409
Cardinal Health, Inc. 3.75%, 09/15/2025	75,000	74,616
Express Scripts Holding Co. 3.50%, 06/15/2024 (G)	150,000	146,708
Laboratory Corp. of America Holdings 3.20%, 02/01/2022	249,000	245,488
McKesson Corp. 0.95%, 12/04/2015	19,000	19,027
Roche Holdings, Inc. 3.35%, 09/30/2024 (B) (G)	300,000	302,868
Texas Health Resources 4.33%, 11/15/2055	250,000	233,955
UnitedHealth Group, Inc.
2.75%, 02/15/2023	23,000	22,002
2.88%, 03/15/2023	50,000	48,132
3.38%, 11/15/2021	94,000	96,581
6.63%, 11/15/2037	80,000	102,559

		1,750,730

Hotels, Restaurants & Leisure - 0.0% (E)
Starbucks Corp. 4.30%, 06/15/2045 (G)	109,000	107,488

Household Products - 0.0% (E)
Kimberly-Clark Corp.
2.40%, 03/01/2022 (G)	20,000	19,545
7.50%, 11/01/2018	15,000	17,826

		37,371

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power and Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC
2.95%, 01/15/2020	$ 204,000	$ 204,706
4.00%, 10/01/2020	60,000	62,599
4.25%, 06/15/2022	80,000	81,887
PSEG Power LLC
4.15%, 09/15/2021	33,000	34,609
4.30%, 11/15/2023 (G)	37,000	38,224
5.13%, 04/15/2020	92,000	101,576

		523,601

Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	64,000	62,564
3.38%, 03/11/2024	131,000	133,006
Koninklijke Philips NV
3.75%, 03/15/2022	100,000	101,348
5.75%, 03/11/2018	14,000	15,372
7.20%, 06/01/2026	20,000	24,609

		336,899

Insurance - 0.7%
ACE INA Holdings, Inc. 3.15%, 03/15/2025	231,000	225,671
AIG SunAmerica Global Financing X 6.90%, 03/15/2032 (B)	200,000	256,355
Allstate Corp. 3.15%, 06/15/2023	41,000	41,053
American International Group, Inc.
3.88%, 01/15/2035	111,000	100,259
4.13%, 02/15/2024	71,000	73,675
Aon Corp.
3.50%, 09/30/2015	23,000	23,136
6.25%, 09/30/2040	18,000	21,731
Aon PLC 3.50%, 06/14/2024	100,000	98,477
Berkshire Hathaway Finance Corp.
1.30%, 05/15/2018	97,000	97,011
2.45%, 12/15/2015	33,000	33,284
3.00%, 05/15/2022	25,000	25,282
4.30%, 05/15/2043	83,000	80,331
4.40%, 05/15/2042	221,000	217,618
5.40%, 05/15/2018 (G)	50,000	55,456
CNA Financial Corp.
3.95%, 05/15/2024	25,000	24,830
5.88%, 08/15/2020	20,000	22,785
Liberty Mutual Group, Inc. 5.00%, 06/01/2021 (B)	47,000	51,289
Lincoln National Corp.
4.20%, 03/15/2022	162,000	169,993
4.85%, 06/24/2021	12,000	13,156
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	176,000	175,289
3.50%, 03/10/2025	129,000	127,414
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (B)	26,000	28,291
7.63%, 11/15/2023 (B)	250,000	312,511
Metropolitan Life Global Funding I
1.50%, 01/10/2018 (B) (G)	214,000	213,601
1.88%, 06/22/2018 (B)	150,000	151,097

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Metropolitan Life Global Funding I (continued)
2.00%, 04/14/2020 (B) (G)	$ 150,000	$ 147,896
2.50%, 09/29/2015 (B)	325,000	326,511
3.65%, 06/14/2018 (B)	125,000	132,305
3.88%, 04/11/2022 (B)	200,000	210,159
Nationwide Mutual Insurance Co. 9.38%, 08/15/2039 (B)	195,000	291,861
New York Life Global Funding
0.80%, 02/12/2016 (B)	75,000	75,108
2.15%, 06/18/2019 (B)	293,000	293,754
Pacific Life Insurance Co. 9.25%, 06/15/2039 (B)	150,000	224,003
Principal Financial Group, Inc. 1.85%, 11/15/2017	13,000	13,093
Principal Life Global Funding II
1.00%, 12/11/2015 (B)	47,000	47,081
1.50%, 09/11/2017 (B)	200,000	200,128
Prudential Insurance Co. of America 8.30%, 07/01/2025 (B)	150,000	199,720
Travelers Cos., Inc. 5.80%, 05/15/2018	50,000	55,805

		4,857,019

Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
3.30%, 12/05/2021	197,000	199,597
4.80%, 12/05/2034	157,000	155,947

		355,544

Internet Software & Services - 0.1%
eBay, Inc.
2.60%, 07/15/2022	355,000	329,750
2.88%, 08/01/2021 (G)	100,000	98,699
3.45%, 08/01/2024 (G)	200,000	192,562

		621,011

IT Services - 0.2%
International Business Machines Corp.
1.25%, 02/06/2017	100,000	100,770
1.63%, 05/15/2020	348,000	338,406
6.22%, 08/01/2027	250,000	311,387
Xerox Corp.
2.75%, 09/01/2020	222,000	219,870
2.95%, 03/15/2017	26,000	26,631
5.63%, 12/15/2019	80,000	89,695
6.75%, 02/01/2017	50,000	53,860

		1,140,619

Life Sciences Tools & Services - 0.0% (E)
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	22,000	21,963
4.15%, 02/01/2024	69,000	70,308

		92,271

Machinery - 0.1%
Caterpillar, Inc. 2.60%, 06/26/2022	35,000	34,227
Deere & Co.
2.60%, 06/08/2022	74,000	72,815
3.90%, 06/09/2042	32,000	29,856

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Illinois Tool Works, Inc.
3.50%, 03/01/2024	$ 100,000	$ 102,295
3.90%, 09/01/2042	280,000	261,150
Parker-Hannifin Corp.
Series MTN
4.45%, 11/21/2044	85,000	85,640
5.50%, 05/15/2018 (G)	20,000	22,131

		608,114

Media - 0.8%
21st Century Fox America, Inc.
6.65%, 11/15/2037	50,000	60,846
7.30%, 04/30/2028	50,000	61,962
8.88%, 04/26/2023	80,000	105,783
9.50%, 07/15/2024 (G)	70,000	96,916
CBS Corp.
3.38%, 03/01/2022	17,000	16,793
3.50%, 01/15/2025	114,000	109,072
3.70%, 08/15/2024	156,000	152,435
Comcast Corp.
4.20%, 08/15/2034	167,000	161,065
4.25%, 01/15/2033	173,000	168,954
6.45%, 03/15/2037	50,000	61,790
6.50%, 01/15/2017 - 11/15/2035	300,000	365,142
Cox Communications, Inc.
3.25%, 12/15/2022 (B)	55,000	52,430
4.80%, 02/01/2035 (B)	350,000	323,070
8.38%, 03/01/2039 (B)	60,000	76,488
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	315,000	316,812
3.95%, 01/15/2025	85,000	83,335
4.60%, 02/15/2021	125,000	133,168
5.00%, 03/01/2021	18,000	19,492
6.38%, 03/01/2041	100,000	107,569
Discovery Communications LLC
4.38%, 06/15/2021	80,000	84,157
4.95%, 05/15/2042	200,000	184,818
Historic TW, Inc. 9.15%, 02/01/2023	500,000	660,512
NBCUniversal Media LLC
4.38%, 04/01/2021	50,000	54,154
6.40%, 04/30/2040	170,000	211,096
TCI Communications, Inc. 8.75%, 08/01/2015	100,000	100,626
Thomson Reuters Corp.
3.85%, 09/29/2024	254,000	252,402
3.95%, 09/30/2021	126,000	131,971
4.50%, 05/23/2043	59,000	53,408
4.70%, 10/15/2019 (G)	15,000	16,344
Time Warner Cable, Inc.
5.50%, 09/01/2041	90,000	83,940
6.75%, 07/01/2018	60,000	66,897
7.30%, 07/01/2038	100,000	112,671
8.75%, 02/14/2019	50,000	59,383
Time Warner Cos., Inc. 3.60%, 07/15/2025	135,000	131,312
7.57%, 02/01/2024	40,000	49,351
Time Warner Entertainment Co., LP 8.38%, 03/15/2023 - 07/15/2033	75,000	92,842

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Time Warner, Inc. 3.55%, 06/01/2024	$ 250,000	$ 243,806
Viacom, Inc.
2.75%, 12/15/2019	53,000	52,996
3.13%, 06/15/2022	80,000	76,563
3.88%, 12/15/2021	72,000	73,039
4.38%, 03/15/2043	93,000	75,344
4.50%, 02/27/2042	25,000	20,903
4.85%, 12/15/2034	32,000	29,594
6.25%, 04/30/2016	10,000	10,439
Walt Disney Co. Series MTN 0.45%, 12/01/2015	33,000	32,988

		5,434,678

Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023	131,000	134,519
5.00%, 09/30/2043	50,000	51,902
Freeport-McMoRan, Inc.
2.15%, 03/01/2017	134,000	134,194
4.55%, 11/14/2024 (G)	112,000	104,359
5.40%, 11/14/2034	42,000	36,231
Nucor Corp. 4.00%, 08/01/2023	45,000	45,661
Placer Dome, Inc. 6.45%, 10/15/2035	40,000	39,890
Rio Tinto Finance USA PLC 1.63%, 08/21/2017	88,000	88,062
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020 (G)	12,000	12,502
3.75%, 09/20/2021	80,000	82,906
Teck Resources, Ltd.
3.75%, 02/01/2023 (G)	77,000	66,235
4.75%, 01/15/2022	277,000	257,373

		1,053,834

Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co.
2.40%, 02/01/2020	82,000	81,641
3.50%, 02/01/2025	104,000	103,566
4.50%, 02/01/2045	75,000	73,810
Consumers Energy Co.
2.85%, 05/15/2022	20,000	20,053
5.65%, 04/15/2020	20,000	22,986
6.13%, 03/15/2019	100,000	114,158
Delmarva Power & Light Co. 4.00%, 06/01/2042	47,000	44,097
Dominion Resources, Inc. 5.25%, 08/01/2033	100,000	105,164
DTE Energy Co.
2.40%, 12/01/2019	69,000	68,994
3.30%, 06/15/2022 (B)	79,000	79,640
3.85%, 12/01/2023	46,000	47,724
San Diego Gas & Electric Co.
3.95%, 11/15/2041	44,000	42,368
6.00%, 06/01/2026	50,000	62,091
Sempra Energy
2.88%, 10/01/2022	70,000	67,871
3.55%, 06/15/2024	165,000	164,854

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
Sempra Energy (continued)
4.05%, 12/01/2023	$ 72,000	$ 74,367
6.50%, 06/01/2016	50,000	52,383
9.80%, 02/15/2019	50,000	62,799

		1,288,566

Multiline Retail - 0.1%
Kohl’s Corp. 6.25%, 12/15/2017	15,000	16,646
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023 (G)	74,000	71,238
3.88%, 01/15/2022	200,000	207,377
4.38%, 09/01/2023 (G)	62,000	65,382
4.50%, 12/15/2034	79,000	75,798
6.90%, 01/15/2032	120,000	148,314
7.45%, 07/15/2017	30,000	33,443
Nordstrom, Inc. 4.00%, 10/15/2021	35,000	37,191
Target Corp. 6.00%, 01/15/2018	100,000	111,264

		766,653

Oil, Gas & Consumable Fuels - 1.9%
Anadarko Finance Co. 7.50%, 05/01/2031	100,000	125,226
Anadarko Petroleum Corp. 8.70%, 03/15/2019	80,000	96,728
Apache Corp.
2.63%, 01/15/2023	100,000	93,929
3.25%, 04/15/2022	14,000	13,768
4.75%, 04/15/2043	57,000	52,749
BP Capital Markets PLC
1.38%, 11/06/2017	40,000	39,973
1.85%, 05/05/2017	89,000	90,088
2.24%, 05/10/2019	150,000	151,132
2.75%, 05/10/2023	254,000	242,938
3.25%, 05/06/2022	96,000	96,244
3.54%, 11/04/2024 (G)	300,000	297,248
3.81%, 02/10/2024	66,000	67,199
4.74%, 03/11/2021	50,000	55,173
Burlington Resources Finance Co. 7.40%, 12/01/2031	25,000	33,221
Canadian Natural Resources, Ltd.
1.75%, 01/15/2018	125,000	124,155
5.90%, 02/01/2018	25,000	27,281
6.25%, 03/15/2038	140,000	155,086
6.45%, 06/30/2033	124,000	141,597
7.20%, 01/15/2032	20,000	23,845
Cenovus Energy, Inc.
3.00%, 08/15/2022	325,000	307,344
4.45%, 09/15/2042	42,000	36,649
6.75%, 11/15/2039	89,000	100,917
Chevron Corp. 2.36%, 12/05/2022	60,000	57,419
CNOOC Finance Co.
2.63%, 05/05/2020	230,000	226,993
3.50%, 05/05/2025	235,000	226,046
CNOOC Nexen Finance ULC 4.25%, 04/30/2024	209,000	213,441

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Co.
2.20%, 05/15/2020 (G)	$ 82,000	$ 81,413
3.35%, 05/15/2025	225,000	222,544
5.75%, 02/01/2019	75,000	84,782
Devon Energy Corp.
3.25%, 05/15/2022 (G)	64,000	63,255
4.75%, 05/15/2042	52,000	49,619
6.30%, 01/15/2019	30,000	33,889
7.95%, 04/15/2032	150,000	194,914
Devon Financing Corp. LLC 7.88%, 09/30/2031	100,000	128,900
Ecopetrol SA
4.13%, 01/16/2025	100,000	92,280
5.38%, 06/26/2026	116,000	114,840
Encana Corp. 6.50%, 05/15/2019 - 08/15/2034	80,000	88,264
Energy Transfer Partners, LP 3.60%, 02/01/2023	143,000	135,421
Eni SpA 5.70%, 10/01/2040 (B)	125,000	126,608
EnLink Midstream Partners, LP 2.70%, 04/01/2019	131,000	129,335
EOG Resources, Inc. 2.63%, 03/15/2023 (G)	36,000	34,570
Exxon Mobil Corp. 2.40%, 03/06/2022	300,000	294,304
Harvest Operations Corp. 2.13%, 05/14/2018 (B)	200,000	200,942
Hess Corp. 7.88%, 10/01/2029	25,000	31,486
Kerr-McGee Corp. 7.88%, 09/15/2031	250,000	320,209
Magellan Midstream Partners, LP
3.20%, 03/15/2025	68,000	65,295
4.25%, 02/01/2021	167,000	177,681
5.15%, 10/15/2043	178,000	180,005
Marathon Oil Corp.
2.80%, 11/01/2022	160,000	151,660
6.60%, 10/01/2037	130,000	146,609
Marathon Petroleum Corp. 3.63%, 09/15/2024	145,000	142,362
Noble Energy, Inc.
4.15%, 12/15/2021	120,000	125,012
5.05%, 11/15/2044	100,000	95,813
Occidental Petroleum Corp.
1.75%, 02/15/2017	28,000	28,254
2.70%, 02/15/2023	40,000	38,681
3.50%, 06/15/2025	91,000	90,686
4.63%, 06/15/2045	39,000	38,759
ONEOK Partners, LP
3.80%, 03/15/2020	200,000	204,227
4.90%, 03/15/2025	470,000	464,921
6.65%, 10/01/2036	210,000	219,690
Petro-Canada
6.05%, 05/15/2018	40,000	44,424
6.80%, 05/15/2038	50,000	63,106
Petrobras Global Finance BV
4.38%, 05/20/2023	112,000	97,576

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Petrobras Global Finance BV (continued)
6.25%, 03/17/2024	$ 354,000	$ 341,776
6.75%, 01/27/2041	175,000	153,253
6.85%, 06/05/2115	26,000	21,329
7.88%, 03/15/2019	100,000	106,221
Petroleos Mexicanos
4.25%, 01/15/2025 (B)	67,000	65,251
4.50%, 01/23/2026 (B)	205,000	200,367
4.88%, 01/18/2024	44,000	45,100
5.63%, 01/23/2046 (B)	129,000	120,447
6.38%, 01/23/2045	106,000	108,783
Phillips 66
2.95%, 05/01/2017	33,000	33,920
4.30%, 04/01/2022	17,000	17,841
Shell International Finance BV
1.13%, 08/21/2017	85,000	84,894
2.13%, 05/11/2020	175,000	174,624
4.13%, 05/11/2035	253,000	247,667
6.38%, 12/15/2038	150,000	188,612
Sinopec Group Overseas Development, Ltd. 4.38%, 10/17/2023 (B)	208,000	217,979
Spectra Energy Capital LLC
3.30%, 03/15/2023	30,000	27,512
5.65%, 03/01/2020	150,000	162,785
7.50%, 09/15/2038	140,000	158,952
8.00%, 10/01/2019	120,000	142,187
Spectra Energy Partners, LP
2.95%, 09/25/2018	80,000	81,818
3.50%, 03/15/2025	125,000	119,708
5.95%, 09/25/2043	63,000	68,608
Statoil ASA
1.15%, 05/15/2018	134,000	132,893
2.65%, 01/15/2024	214,000	204,791
2.90%, 11/08/2020	31,000	31,761
3.13%, 08/17/2017	33,000	34,285
3.15%, 01/23/2022	33,000	33,289
3.25%, 11/10/2024	107,000	106,387
4.25%, 11/23/2041	27,000	26,315
Suncor Energy, Inc. 3.60%, 12/01/2024	210,000	208,976
Talisman Energy, Inc.
5.50%, 05/15/2042	110,000	99,010
5.85%, 02/01/2037	70,000	66,677
6.25%, 02/01/2038	70,000	68,723
7.75%, 06/01/2019	60,000	68,807
Tosco Corp. 7.80%, 01/01/2027	100,000	130,914
Total Capital Canada, Ltd. 0.66%, 01/15/2016 (A)	36,000	36,065
Total Capital International SA
0.75%, 01/25/2016	23,000	23,034
1.50%, 02/17/2017	55,000	55,448
1.55%, 06/28/2017	66,000	66,612
2.70%, 01/25/2023	150,000	145,675
2.75%, 06/19/2021	250,000	252,182
Total Capital SA
2.30%, 03/15/2016	100,000	101,262
4.13%, 01/28/2021	29,000	31,305

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Western Gas Partners, LP
5.38%, 06/01/2021	$ 69,000	$ 74,479
5.45%, 04/01/2044	118,000	117,591

		12,904,840

Pharmaceuticals - 0.3%
AbbVie, Inc.
1.75%, 11/06/2017	134,000	134,351
2.90%, 11/06/2022	87,000	84,242
3.20%, 11/06/2022	73,000	72,285
4.50%, 05/14/2035	136,000	133,049
Actavis Funding SCS
3.00%, 03/12/2020	91,000	91,206
3.45%, 03/15/2022	152,000	150,560
4.55%, 03/15/2035	217,000	206,318
Actavis, Inc. 3.25%, 10/01/2022	38,000	36,836
Allergan, Inc. 2.80%, 03/15/2023	250,000	230,901
Baxalta, Inc.
3.60%, 06/23/2022 (B)	67,000	66,959
5.25%, 06/23/2045 (B)	28,000	28,153
Bayer US Finance LLC 3.38%, 10/08/2024 (B)	200,000	198,947
Forest Laboratories, Inc.
4.88%, 02/15/2021 (B)	150,000	162,632
5.00%, 12/15/2021 (B)	139,000	150,833
Merck & Co., Inc.
2.35%, 02/10/2022	86,000	83,179
2.40%, 09/15/2022	62,000	59,661
2.80%, 05/18/2023	94,000	92,485
3.70%, 02/10/2045	20,000	17,867
Zoetis, Inc.
1.88%, 02/01/2018	26,000	25,928
4.70%, 02/01/2043	26,000	24,789

		2,051,181

Real Estate Investment Trusts - 0.3%
American Tower Corp.
3.50%, 01/31/2023	100,000	96,056
5.00%, 02/15/2024 (G)	57,000	60,257
Equity Commonwealth 5.88%, 09/15/2020	250,000	274,579
ERP Operating, LP 4.63%, 12/15/2021	77,000	83,997
HCP, Inc.
2.63%, 02/01/2020	76,000	75,233
3.40%, 02/01/2025	95,000	89,192
3.88%, 08/15/2024	176,000	171,748
4.20%, 03/01/2024	30,000	30,060
4.25%, 11/15/2023	58,000	58,469
Health Care REIT, Inc.
4.00%, 06/01/2025	74,000	73,035
4.50%, 01/15/2024	73,000	75,794
Prologis, LP 4.25%, 08/15/2023	76,000	77,985
Realty Income Corp. 3.25%, 10/15/2022	390,000	378,603

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts (continued)
Simon Property Group, LP
2.15%, 09/15/2017	$ 167,000	$ 169,976
3.38%, 10/01/2024	124,000	123,203
3.75%, 02/01/2024	76,000	77,851
4.13%, 12/01/2021	67,000	71,963
Ventas Realty, LP
3.50%, 02/01/2025	54,000	51,905
3.75%, 05/01/2024	44,000	43,360
Ventas Realty, LP / Ventas Capital Corp. 3.25%, 08/15/2022	170,000	164,188

		2,247,454

Road & Rail - 0.4%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	50,000	48,849
3.05%, 03/15/2022	87,000	86,833
3.45%, 09/15/2021	22,000	22,727
3.60%, 09/01/2020	25,000	26,140
3.75%, 04/01/2024	124,000	126,381
4.38%, 09/01/2042	88,000	84,766
5.15%, 09/01/2043	154,000	165,568
5.65%, 05/01/2017	50,000	53,893
6.70%, 08/01/2028	50,000	63,275
Canadian Pacific Railway Co.
2.90%, 02/01/2025 (G)	208,000	195,790
4.50%, 01/15/2022	370,000	397,862
7.13%, 10/15/2031	50,000	63,924
CSX Corp.
3.40%, 08/01/2024 (G)	350,000	350,226
3.95%, 05/01/2050	42,000	36,757
4.10%, 03/15/2044	16,000	14,652
4.25%, 06/01/2021	22,000	23,797
5.50%, 04/15/2041	37,000	41,136
7.90%, 05/01/2017	60,000	66,991
Norfolk Southern Corp.
3.25%, 12/01/2021	55,000	56,433
3.95%, 10/01/2042	35,000	31,519
6.00%, 03/15/2105 - 05/23/2111	317,000	357,786
Ryder System, Inc.
Series MTN
2.50%, 03/01/2017	48,000	48,867
3.60%, 03/01/2016	25,000	25,420
Union Pacific Corp.
2.95%, 01/15/2023	16,000	16,034
3.65%, 02/15/2024	37,000	38,088
4.16%, 07/15/2022	7,000	7,518
4.30%, 06/15/2042	20,000	19,706
Union Pacific Railroad Co. Pass-Through Trust
2.70%, 05/12/2027	300,000	289,110
4.70%, 01/02/2024	58,600	63,581

		2,823,629

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
3.30%, 10/01/2021	86,000	89,762
4.00%, 12/15/2032	221,000	211,780
Texas Instruments, Inc. 1.65%, 08/03/2019	183,000	180,420

		481,962

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.3%
Intuit, Inc. 5.75%, 03/15/2017	$ 215,000	$ 230,039
Microsoft Corp.
0.88%, 11/15/2017 (G)	23,000	22,949
1.63%, 09/25/2015	60,000	60,189
2.13%, 11/15/2022	34,000	32,447
2.38%, 02/12/2022 - 05/01/2023	206,000	201,239
3.50%, 02/12/2035	55,000	50,281
3.63%, 12/15/2023	111,000	115,503
4.00%, 02/12/2055	57,000	51,139
Oracle Corp.
2.80%, 07/08/2021	281,000	284,423
2.95%, 05/15/2025	450,000	433,089
4.30%, 07/08/2034	407,000	401,360
5.25%, 01/15/2016	30,000	30,779
5.75%, 04/15/2018	100,000	111,258
6.13%, 07/08/2039	82,000	99,067
6.50%, 04/15/2038	30,000	37,628

		2,161,390

Specialty Retail - 0.1%
Bed Bath & Beyond, Inc. 4.92%, 08/01/2034	193,000	188,363
Gap, Inc. 5.95%, 04/12/2021	50,000	56,464
Home Depot, Inc.
2.63%, 06/01/2022	40,000	39,341
4.25%, 04/01/2046	121,000	117,495
5.40%, 03/01/2016 (G)	85,000	87,684
Lowe’s Cos., Inc.
3.13%, 09/15/2024 (G)	75,000	74,781
4.65%, 04/15/2042	54,000	55,674
5.13%, 11/15/2041	33,000	36,076
5.50%, 10/15/2035	150,000	170,158

		826,036

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
0.53%, 05/03/2018 (A)	138,000	138,193
2.15%, 02/09/2022	273,000	260,793
2.40%, 05/03/2023	256,000	244,895
2.85%, 05/06/2021	252,000	255,704
3.20%, 05/13/2025	192,000	191,007
3.45%, 02/09/2045	125,000	105,940
Dell, Inc. 7.10%, 04/15/2028	25,000	26,188
EMC Corp.
1.88%, 06/01/2018	150,000	150,291
3.38%, 06/01/2023 (G)	330,000	330,522
Hewlett-Packard Co.
4.38%, 09/15/2021	24,000	24,919
6.00%, 09/15/2041	82,000	81,101

		1,809,553

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.88%, 07/17/2018 (B)	53,000	53,987
3.38%, 02/01/2022 (B)	277,000	268,508
4.25%, 01/17/2023 (B)	100,000	101,341

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure (continued)
Ryder System, Inc.
Series MTN
2.50%, 05/11/2020	$ 113,000	$ 112,172
2.65%, 03/02/2020	79,000	78,872

		614,880

Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 6.13%, 03/30/2040	100,000	115,793
Crown Castle Towers LLC 3.22%, 05/15/2042 (B)	125,000	123,013
Rogers Communications, Inc.
4.10%, 10/01/2023 (G)	176,000	180,932
8.75%, 05/01/2032	50,000	68,262
Vodafone Group PLC
1.50%, 02/19/2018	125,000	122,890
6.25%, 11/30/2032	180,000	197,144

		808,034

Total Corporate Debt Securities (Cost $127,226,141)		127,941,494

FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
African Development Bank 8.80%, 09/01/2019	225,000	279,381
Brazilian Government International Bond 5.00%, 01/27/2045	200,000	173,000
Colombia Government International Bond 5.00%, 06/15/2045	200,000	185,000
Israel Government AID Bond
5.50%, 09/18/2033	100,000	128,108
Series 2006-Z
Zero Coupon, 02/15/2022	1,500,000	1,275,801
Series 2007-Z
Zero Coupon, 08/15/2025	1,000,000	737,567
Series 2008-Z
Zero Coupon, 02/15/2024 - 02/15/2025	2,000,000	1,531,843
Series 2010-Z
Zero Coupon, 02/15/2025	500,000	375,356
Israel Government AID Bond, Principal Only STRIPS Series 2004-Z 08/15/2023	1,000,000	796,701
Mexico Government International Bond
3.60%, 01/30/2025	414,000	408,204
4.00%, 10/02/2023	232,000	238,380
5.55%, 01/21/2045	448,000	476,560
Series MTN
3.50%, 01/21/2021	244,000	248,880
4.75%, 03/08/2044	60,000	57,000
Peruvian Government International Bond 5.63%, 11/18/2050	36,000	40,140
Poland Government International Bond 4.00%, 01/22/2024	133,000	139,151
Province of Ontario, Canada 1.65%, 09/27/2019	173,000	172,311
South Africa Government International Bond 5.38%, 07/24/2044	252,000	251,312

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Turkey Government International Bond
4.25%, 04/14/2026	$ 200,000	$ 190,632
5.75%, 03/22/2024 (G)	200,000	216,500

Total Foreign Government Obligations (Cost $7,927,806)		7,921,827

MORTGAGE-BACKED SECURITIES - 5.9%
A10 Securitization LLC
Series 2012-1, Class A
3.49%, 04/15/2024 (B)	23,839	23,839
Series 2013-1, Class A
2.40%, 11/15/2025 (B)	55,832	55,989
Series 2015-1, Class A1
2.10%, 04/15/2034 (B)	473,000	471,128
A10 Term Asset Financing LLC
Series 2013-2, Class A
2.62%, 11/15/2027 (B)	493,771	496,615
Series 2013-2, Class B
4.38%, 11/15/2027 (B)	250,000	251,074
Series 2014-1, Class A1
1.72%, 04/15/2033 (B)	344,000	343,101
Series 2014-1, Class A2
3.02%, 04/15/2033 (B)	301,000	300,878
Ajax Mortgage Loan Trust
Series 2013-A, Class A
3.50%, 02/25/2051 (A) (B) (C)	355,856	352,794
Series 2013-B, Class A
3.50%, 02/25/2051 (A) (B) (C)	295,223	294,425
Series 2014-A, Class A
3.75%, 10/25/2057 (A) (B)	463,120	462,147
Series 2015-B, Class A
3.88%, 07/25/2060 (A) (B) (H)	250,000	249,467
Alternative Loan Trust
Series 2004-2CB, Class 1A9
5.75%, 03/25/2034	447,418	450,841
Series 2005-28CB, Class 1A4
5.50%, 08/25/2035	313,621	304,161
Series 2005-54CB, Class 1A11
5.50%, 11/25/2035	119,387	109,067
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8
4.56%, 07/25/2035 (A)	513,908	63,062
Series 2005-22T1, Class A2
4.88%, 06/25/2035 (A)	859,885	129,066
Series 2005-J1, Class 1A4
4.91%, 02/25/2035 (A)	324,983	30,157
American General Mortgage Loan Trust Series 2010-1A, Class A2 5.65%, 03/25/2058 (A) (B)	9,968	9,961
ASG Re-REMIC Trust
Series 2009-1, Class A60
5.63%, 06/26/2037 (A) (B)	72,296	71,489
Series 2009-3, Class A65
2.08%, 03/26/2037 (A) (B)	110,180	109,851
Series 2009-4, Class A60
6.00%, 06/28/2037 (B)	38,134	36,019

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A
2.96%, 12/10/2030 (B)	$ 100,000	$ 98,848
Series 2014-520M, Class C
4.35%, 08/15/2046 (A) (B)	200,000	185,907
Banc of America Alternative Loan Trust
Series 2003-7, Class 1CB1
5.50%, 09/25/2033	171,559	178,464
Series 2003-7, Class 2A4
5.00%, 09/25/2018	13,139	13,284
Banc of America Commercial Mortgage Trust
Series 2006-1, Class A4
5.37%, 09/10/2045 (A)	475,030	477,456
Series 2006-3, Class A4
5.89%, 07/10/2044 (A)	143,312	147,608
Series 2006-5, Class A4
5.41%, 09/10/2047	375,000	385,550
Series 2007-5, Class A4
5.49%, 02/10/2051	255,988	270,270
Banc of America Funding Trust
Series 2005-E, Class 4A1
2.70%, 03/20/2035 (A)	190,027	189,391
Series 2010-R11A, Class 1A6
5.20%, 08/26/2035 (A) (B)	46,587	47,164
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 (B)	10,432	10,429
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1
03/25/2034	36,963	30,373
Series 2005-7, Class 30
11/25/2035	49,072	39,629
Series 2005-8, Class 30
01/25/2036	16,778	11,710
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class AM
4.73%, 07/10/2043	15,101	15,132
Series 2005-5, Class A4
5.12%, 10/10/2045 (A)	264,321	264,472
Series 2005-6, Class A4
5.33%, 09/10/2047 (A)	583,913	586,869
Banc of America Mortgage Trust
Series 2003-J, Class 3A2
2.68%, 11/25/2033 (A)	189,430	190,047
Series 2004-3, Class 1A26
5.50%, 04/25/2034	65,859	67,025
Series 2004-6, Class 1A3
5.50%, 05/25/2034	88,247	93,162
BB-UBS Trust
Series 2012-SHOW, Class A
3.43%, 11/05/2036 (B)	550,000	547,163
Series 2012-TFT, Class A
2.89%, 06/05/2030 (B)	350,000	345,674
BCAP LLC Trust
Series 2010-RR7, Class 2A1
2.18%, 07/26/2045 (A) (B)	156,640	156,930

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
Series 2011-RR10, Class 2A1
0.97%, 09/26/2037 (A) (B)	$ 267,146	$ 256,772
Series 2012-RR10, Class 1A1
0.41%, 02/26/2037 (A) (B)	256,743	247,880
Series 2012-RR10, Class 3A1
0.37%, 05/26/2036 (A) (B)	226,242	215,901
Series 2012-RR2, Class 1A1
0.35%, 08/26/2036 (A) (B)	117,234	115,480
Series 2012-RR3, Class 2A5
2.05%, 05/26/2037 (A) (B)	163,506	163,832
Series 2012-RR4, Class 8A3
0.41%, 06/26/2047 (A) (B)	218,282	209,968
Bear Stearns Alt-A Trust Series 2004-6, Class 1A 0.83%, 07/25/2034 (A)	474,107	453,676
Bear Stearns ARM Trust Series 2006-1, Class A1 2.36%, 02/25/2036 (A)	158,069	156,827
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-T20, Class A4A
5.26%, 10/12/2042 (A)	264,344	264,853
Series 2006-PW13, Class A4
5.54%, 09/11/2041	270,086	278,918
CD Commercial Mortgage Trust Series 2005-CD1, Class AJ 5.38%, 07/15/2044 (A)	100,000	100,646
CGBAM Commercial Mortgage Trust Series 2014-HD, Class A 0.99%, 02/15/2031 (A) (B)	200,000	199,241
Chase Mortgage Finance Trust
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	86,327	89,410
Series 2007-A1, Class 1A3
2.55%, 02/25/2037 (A)	189,287	186,573
Series 2007-A2, Class 2A1
2.51%, 07/25/2037 (A)	76,232	76,929
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26
5.50%, 04/25/2034	134,680	141,414
Series 2004-3, Class A4
5.75%, 04/25/2034	80,808	84,134
Series 2004-7, Class 2A1
2.51%, 06/25/2034 (A)	40,761	39,931
Series 2004-8, Class 2A1
4.50%, 06/25/2019	24,377	25,061
Series 2004-HYB1, Class 2A
2.51%, 05/20/2034 (A)	38,225	36,429
Series 2005-22, Class 2A1
2.46%, 11/25/2035 (A)	246,298	208,704
Citigroup Commercial Mortgage Trust Series 2013-SMP, Class A 2.11%, 01/12/2030 (B)	93,053	93,933
Citigroup Mortgage Loan Trust
Series 2003-1, Class 2A5
5.25%, 10/25/2033	55,226	56,304
Series 2010-8, Class 5A6
4.00%, 11/25/2036 (B)	259,587	263,165

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust (continued)
Series 2010-8, Class 6A6
4.50%, 12/25/2036 (B)	$ 298,368	$ 304,364
COBALT CMBS Commercial Mortgage Trust Series 2006-C1, Class A4 5.22%, 08/15/2048	61,372	63,831
COMM Mortgage Trust
Series 2013-SFS, Class A2
3.09%, 04/12/2035	125,000	123,482
Series 2014-KYO, Class A
1.09%, 06/11/2027 (A) (B)	1,058,000	1,057,419
Series 2014-PAT, Class A
0.99%, 08/13/2027 (A) (B)	198,000	196,843
Series 2014-TWC, Class A
1.04%, 02/13/2032 (A) (B)	450,000	448,617
Series 2014-TWC, Class B
1.79%, 02/13/2032 (A) (B)	500,000	500,231
Commercial Mortgage Pass-Through Certificates Series 2012-MVP, Class A 2.12%, 11/17/2026 (A) (B)	32,982	32,972
Commercial Mortgage Trust Series 2006-GG7, Class AM 6.01%, 07/10/2038 (A)	50,000	51,809
Credit Suisse Commercial Mortgage Trust Series 2006-C2, Class A3 5.86%, 03/15/2039 (A)	139,516	141,563
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	55,242	57,087
Series 2003-27, Class 5A4
5.25%, 11/25/2033	69,823	71,254
Series 2004-5, Class 3A1
5.25%, 08/25/2019	25,246	25,844
CSMC Trust
Series 2010-11R, Class A6
1.17%, 06/28/2047 (A) (B)	756,142	727,929
Series 2011-6R, Class 3A1
2.67%, 07/28/2036 (A) (B)	59,969	60,332
Series 2011-9R, Class A1
2.17%, 03/27/2046 (A) (B)	46,256	46,315
Series 2012-3R, Class 1A1
2.29%, 07/27/2037 (A) (B)	78,303	78,020
Series 2014-ICE, Class A
0.99%, 04/15/2027 (A) (B)	505,000	503,708
DBRR Trust Series 2013-EZ2, Class A 0.85%, 02/25/2045 (A) (B)	11,816	11,811
FDIC Trust Series 2013-N1, Class A 4.50%, 10/25/2018 (B)	36,388	36,515
GMACM Mortgage Loan Trust
Series 2003-J7, Class A10
5.50%, 11/25/2033	29,554	30,282
Series 2004-J5, Class A7
6.50%, 01/25/2035	45,491	47,422

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II Series 2013-KING, Class A 2.71%, 12/10/2027 (B)	$ 141,458	$ 143,643
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A
3.55%, 04/10/2034 (B)	750,000	776,003
Series 2013-NYC5, Class A
2.32%, 01/10/2030 (B)	100,000	101,147
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.48%, 08/10/2044 (A) (B)	200,000	206,663
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF
0.54%, 03/25/2035 (A) (B)	229,674	200,440
Series 2005-RP3, Class 1AF
0.54%, 09/25/2035 (A) (B)	138,286	117,457
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	119,258	123,145
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	93,368	96,797
Series 2005-7F, Class 3A9
6.00%, 09/25/2035	143,594	148,669
Series 2006-1F, Class 2A4
6.00%, 02/25/2036	142,161	128,279
Series 2007-1F, Class 2A4
5.50%, 01/25/2037	226,569	224,111
HILT Mortgage Trust Series 2014-ORL, Class A 1.09%, 07/15/2029 (A) (B)	850,000	848,640
Homeowner Assistance Program Reverse Mortgage Loan Trust Series 2013-RM1, Class A 4.00%, 05/26/2053 (B) (C)	657,347	645,251
Impac Secured Assets Trust
Series 2006-1, Class 2A1
0.54%, 05/25/2036 (A)	137,187	132,770
Series 2006-2, Class 2A1
0.54%, 08/25/2036 (A)	34,750	34,269
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP3, Class A4A
4.94%, 08/15/2042 (A)	40,584	40,567
Series 2005-LDP5, Class A4
5.41%, 12/15/2044 (A)	288,308	288,955
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (A)	110,534	113,541
Series 2007-C1, Class A4
5.72%, 02/15/2051	495,038	528,219
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS Series 2006-LDP8, Class X 0.69%, 05/15/2045 (A)	3,366,386	15,095
JPMorgan Mortgage Trust Series 2006-A2, Class 5A3 2.44%, 11/25/2033 (A)	81,404	81,532

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2 3.99%, 02/15/2036 (B)	$ 154,000	$ 157,491
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class A3 5.43%, 02/15/2040	163,024	172,212
LVII Re-REMIC Trust Series 2009-2, Class M3 5.19%, 09/27/2037 (A) (B)	68,978	69,087
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.67%, 04/21/2034 (A)	105,305	105,989
Series 2004-13, Class 3A7
2.70%, 11/21/2034 (A)	55,530	56,801
Series 2004-3, Class 4A2
2.26%, 04/25/2034 (A)	39,723	37,053
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1
4.50%, 09/25/2019	40,885	41,516
Series 2004-5, Class 5A1
4.75%, 06/25/2019	30,436	31,186
MASTR Asset Securitization Trust Series 2003-10, Class 3A1 5.50%, 11/25/2033	98,818	103,058
MASTR Re-REMIC Trust, Principal Only STRIPS Series 2005, Class 3 05/28/2035 (B)	76,065	60,852
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1
0.81%, 10/25/2028 (A)	623,237	595,018
Series 2004-1, Class 2A1
2.16%, 12/25/2034 (A)	135,390	135,711
Series 2004-A, Class A1
0.65%, 04/25/2029 (A)	452,603	433,998
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3 3.67%, 02/15/2047	350,000	365,354
Morgan Stanley Capital I Trust
Series 2005-IQ10, Class A4A
5.23%, 09/15/2042 (A)	9,144	9,138
Series 2006-T21, Class A4
5.16%, 10/12/2052 (A)	378,393	380,105
Series 2006-T23, Class A4
6.01%, 08/12/2041 (A)	626,557	646,745
Series 2011-C3, Class A3
4.05%, 07/15/2049	100,000	106,472
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA
1.00%, 03/27/2051 (B)	175,509	175,290
Series 2012-XA, Class A
2.00%, 07/27/2049 (B)	269,628	269,493
Series 2012-XA, Class B
0.25%, 07/27/2049 (B)	150,000	132,960
MortgageIT Trust Series 2005-1, Class 1A1 0.83%, 02/25/2035 (A)	55,591	54,191

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2
6.00%, 05/25/2033	$ 10,722	$ 11,063
Series 2003-A1, Class A5
7.00%, 04/25/2033	14,050	14,564
NorthStar Series 2013-1A, Class A 2.04%, 08/25/2029 (A) (B)	222,390	222,599
PHH Alternative Mortgage Trust, Interest Only STRIPS Series 2007-2, Class 2X 6.00%, 05/25/2037	287,392	72,664
RAIT Trust
Series 2014-FL3, Class A
1.42%, 12/15/2031 (A) (B)	327,036	326,924
Series 2015-FL4, Class A
1.53%, 12/15/2031 (A) (B)	278,000	277,265
RALI Trust
Series 2002-QS16, Class A3
16.23%, 10/25/2017 (A)	6,306	6,501
Series 2003-QS19, Class A1
5.75%, 10/25/2033	96,709	101,809
Series 2003-QS3, Class A2
16.09%, 02/25/2018 (A)	7,148	7,855
Series 2004-QS3, Class CB
5.00%, 03/25/2019	68,008	69,554
RBS Commercial Funding, Inc. Series 2013-SMV, Class A 3.26%, 03/11/2031 (B)	160,000	158,782
RBSSP Re-REMIC Trust Series 2010-9, Class 7A5 4.00%, 05/26/2037 (A) (B)	73,084	73,804
RCMC LLC Series 2012-CRE1, Class A 5.62%, 11/15/2044 (B)	101,771	103,999
RFMSI Trust, Principal Only STRIPS Series 2004-S6, Class 2A6 06/25/2034	16,890	14,465
Sequoia Mortgage Trust
Series 2003-1, Class 1A
0.95%, 04/20/2033 (A)	271,081	259,507
Series 2004-11, Class A1
0.49%, 12/20/2034 (A)	203,696	197,843
Series 2004-8, Class A1
0.89%, 09/20/2034 (A)	419,636	400,422
Series 2004-9, Class A1
0.87%, 10/20/2034 (A)	370,027	352,621
Springleaf Mortgage Loan Trust
Series 2012-2A, Class A
2.22%, 10/25/2057 (A) (B)	165,769	166,179
Series 2012-2A, Class M4
6.00%, 10/25/2057 (A) (B)	300,000	310,736
Series 2012-3A, Class A
1.57%, 12/25/2059 (A) (B)	216,458	216,886
Series 2012-3A, Class M1
2.66%, 12/25/2059 (A) (B)	103,000	103,449
Series 2012-3A, Class M2
3.56%, 12/25/2059 (A) (B)	165,000	166,198

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Springleaf Mortgage Loan Trust (continued)
Series 2013-1A, Class A
1.27%, 06/25/2058 (A) (B)	$ 210,294	$ 210,035
Series 2013-1A, Class M1
2.31%, 06/25/2058 (A) (B)	166,000	166,473
Series 2013-1A, Class M2
3.14%, 06/25/2058 (A) (B)	108,000	108,166
Series 2013-1A, Class M3
3.79%, 06/25/2058 (A) (B)	127,000	127,858
Series 2013-2A, Class A
1.78%, 12/25/2065 (A) (B)	382,681	383,563
Series 2013-2A, Class M1
3.52%, 12/25/2065 (A) (B)	125,000	127,296
Series 2013-3A, Class M1
3.79%, 09/25/2057 (A) (B)	153,000	153,945
SRLP Securitization Trust Series 2015-1, Class A1 3.97%, 05/25/2055	557,000	557,000
Structured Adjustable Rate Mortgage Loan Trust Series 2004-1, Class 4A4 2.64%, 02/25/2034 (A)	512,912	510,057
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1
0.89%, 01/19/2034 (A)	545,929	528,086
Series 2004-AR1, Class 1A1
0.89%, 03/19/2034 (A)	485,648	462,820
Series 2004-AR5, Class 1A1
0.85%, 10/19/2034 (A)	79,328	75,818
Series 2005-AR5, Class A3
0.44%, 07/19/2035 (A)	247,197	235,511
Structured Asset Securities Corp. Series 2005-6, Class 4A1 5.00%, 05/25/2035	14,821	15,033
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-29, Class 1A1
4.75%, 09/25/2018	70,895	72,042
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	94,767	96,769
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A 2.00%, 12/25/2044 (A)	173,116	171,053
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66%, 06/10/2030 (B)	231,000	237,373
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	130,000	134,697
Series 2013-C6, Class A4
3.24%, 04/10/2046	286,000	289,339
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS Series 2012-C2, Class XA 1.89%, 05/10/2063 (A) (B)	1,044,090	74,123
Vendee Mortgage Trust Series 1997-1, Class 2Z 7.50%, 02/15/2027	501,913	588,463

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
VNDO Mortgage Trust
Series 2012-6AVE, Class A
3.00%, 11/15/2030 (B)	$ 544,235	$ 539,054
Series 2013-PENN, Class A
3.81%, 12/13/2029 (B)	400,000	421,771
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class A4 5.43%, 10/15/2044 (A)	127,496	127,626
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS Series 2006-C24, Class XC 0.25%, 03/15/2045 (A) (B)	10,026,123	6,908
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6
2.42%, 10/25/2033 (A)	179,642	181,617
Series 2003-AR6, Class A1
2.56%, 06/25/2033	61,901	61,952
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	92,903	96,251
Series 2003-S9, Class A8
5.25%, 10/25/2033	98,000	100,584
Series 2004-AR3, Class A2
2.46%, 06/25/2034 (A)	33,368	33,715
Washington Mutual Mortgage Pass- Through Certificates Trust Series 2005-4, Class CB7 5.50%, 06/25/2035	247,952	227,925
Washington Mutual Mortgage Pass- Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4
4.86%, 04/25/2035 (A)	830,751	125,551
Series 2005-3, Class CX
5.50%, 05/25/2035	269,155	55,715
Washington Mutual MSC Mortgage Pass- Through Certificates Trust, Principal Only STRIPS Series 2003-MS7, Class P 03/25/2033	14,549	10,988
Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class A 2.80%, 03/18/2028 (A) (B)	400,000	400,507
Wells Fargo Mortgage Loan Trust Series 2012-RR1, Class A1 2.85%, 08/27/2037 (A) (B)	134,115	132,103
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1
2.52%, 06/25/2033 (A)	153,569	154,844
Series 2003-K, Class 1A1
2.49%, 11/25/2033 (A)	24,078	24,169
Series 2004-EE, Class 3A1
2.60%, 12/25/2034 (A)	155,666	156,815
Series 2004-I, Class 1A1
2.61%, 07/25/2034 (A)	146,594	147,879
Series 2004-P, Class 2A1
2.63%, 09/25/2034 (A)	193,576	194,256

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2004-V, Class 1A1
2.69%, 10/25/2034 (A)	$ 61,444	$ 61,955
Series 2005-AR3, Class 1A1
2.71%, 03/25/2035 (A)	705,546	710,766
Series 2005-AR8, Class 2A1
2.62%, 06/25/2035 (A)	42,800	43,001
Wells Fargo Re-REMIC Trust, Interest Only STRIPS Series 2012, Class A 1.75%, 08/20/2021 (B)	102,188	102,188

Total Mortgage-Backed Securities (Cost $39,272,874)		39,765,581

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.0% (E)
City of Los Angeles Department of Airports, Revenue Bonds 6.58%, 05/15/2039	65,000	81,705

Illinois - 0.0% (E)
State of Illinois, General Obligation Unlimited 5.10%, 06/01/2033	200,000	185,630

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	225,000	215,390
5.65%, 11/01/2040	155,000	178,847

		394,237

Ohio - 0.0% (E)
Ohio State University, Revenue Bonds Series A 4.80%, 06/01/2111	130,000	124,840

Total Municipal Government Obligations (Cost $804,756)		786,412

U.S. GOVERNMENT AGENCY OBLIGATIONS - 34.1%
Federal Home Loan Bank 5.50%, 07/15/2036	150,000	194,061
Federal Home Loan Mortgage Corp.
0.64%, 09/15/2042 (A)	816,619	821,289
0.69%, 08/15/2042 - 10/15/2042 (A)	2,085,006	2,089,655
0.74%, 07/15/2042 - 03/15/2044 (A)	2,794,964	2,802,143
2.09%, 07/01/2036 (A)	81,187	85,850
2.12%, 08/01/2036 (A)	106,315	112,896
2.14%, 10/01/2036 (A)	54,640	57,727
2.20%, 11/01/2036 (A)	65,128	69,569
2.28%, 12/01/2036 (A)	12,032	12,836
2.31%, 03/01/2037 (A)	94,297	99,950
2.38%, 01/01/2035 (A)	64,634	68,899
2.49%, 10/01/2036 - 02/01/2037 (A)	249,228	266,162
2.50%, 05/01/2036 (A)	59,817	63,469
2.52%, 09/01/2034 (A)	89,924	96,198
2.54%, 02/01/2036 (A)	213,658	228,563
2.60%, 06/01/2036 (A)	246,908	264,212
3.00%, 08/15/2042 - 01/15/2044	4,749,987	4,733,349
3.50%, 01/01/2032 - 06/01/2043	4,016,769	4,144,584

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
4.00%, 06/01/2042 - 01/01/2043	$ 2,419,491	$ 2,581,133
4.50%, 05/01/2041	535,065	580,217
5.00%, 10/01/2017 - 04/01/2018	108,310	113,087
5.50%, 06/01/2020 - 08/01/2038	867,322	951,037
6.00%, 10/01/2017 - 12/01/2034	458,146	501,250
6.50%, 04/01/2016 - 11/01/2036	141,645	151,446
7.00%, 01/01/2031	128,693	145,374
Federal Home Loan Mortgage Corp., Interest Only STRIPS 5.00%, 09/15/2035	102,990	22,306
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.62%, 01/25/2023	1,250,000	1,245,231
2.77%, 05/25/2025	750,000	733,445
3.39%, 03/25/2024	857,000	893,722
3.49%, 01/25/2024	1,300,000	1,367,292
Federal Home Loan Mortgage Corp. REMIC
0.54%, 06/15/2043 (A)	1,584,004	1,577,991
0.58%, 07/15/2037 (A)	577,366	576,605
0.59%, 10/15/2041 (A)	674,647	678,149
0.63%, 02/15/2037 (A)	24,870	25,061
0.64%, 03/15/2039 - 08/15/2039 (A)	892,449	897,426
0.74%, 08/15/2037 (A)	1,031,588	1,045,122
0.87%, 11/15/2037 (A)	688,038	698,700
3.50%, 08/15/2039	2,965,617	3,133,560
4.00%, 12/15/2041	660,273	717,117
4.50%, 02/15/2020	61,893	63,989
5.00%, 12/15/2022 - 05/15/2041	1,249,962	1,369,707
5.50%, 03/15/2017 - 05/15/2038	2,079,737	2,228,377
5.50%, 05/15/2041 (A)	191,143	209,859
6.00%, 05/15/2027 - 09/15/2036	2,526,925	2,848,144
6.38%, 03/15/2032	176,191	196,155
6.40%, 11/15/2023	61,028	67,253
6.50%, 08/15/2031 - 07/15/2036	965,078	1,117,342
7.00%, 03/15/2024 - 05/15/2032	1,498,990	1,720,440
7.25%, 09/15/2030 - 12/15/2030	323,926	372,743
7.50%, 02/15/2023 - 08/15/2030	166,639	188,348
8.00%, 01/15/2030	272,927	315,784
8.50%, 09/15/2020	14,864	15,639
9.89%, 07/15/2032 (A)	87,320	110,293
12.92%, 07/15/2033 (A)	58,770	67,058
14.42%, 09/15/2033 (A)	16,154	21,846
16.88%, 02/15/2040 (A)	100,000	143,669
23.81%, 06/15/2034 (A)	107,190	153,490
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.78%, 01/15/2040 (A)	347,456	31,602
4.50%, 07/15/2037	173,462	13,959
5.81%, 11/15/2037 - 02/15/2039 (A)	266,140	42,005
6.01%, 06/15/2038 (A)	437,289	61,864
6.18%, 10/15/2037 (A)	896,933	179,701
6.23%, 11/15/2037 (A)	119,502	17,771
6.61%, 04/15/2038 (A)	72,900	11,884
6.91%, 07/15/2036 (A)	48,381	10,108
7.51%, 07/15/2017 (A)	10,096	252
7.81%, 03/15/2032 (A)	58,509	15,705

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS 03/15/2019 - 01/15/2040	$ 810,202	$ 771,002
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
1.35%, 10/25/2044 (A)	332,065	337,338
6.15%, 07/25/2032 (A)	212,379	241,506
6.50%, 02/25/2043	195,292	229,146
7.00%, 02/25/2043	62,987	76,523
7.50%, 08/25/2042 (A)	84,898	101,530
Federal National Mortgage Association
Zero Coupon, 06/01/2017	300,000	295,388
0.45%, 11/25/2046 (A)	306,057	306,532
0.49%, 12/25/2017 (A)	234,129	234,404
0.52%, 01/01/2023 (A)	1,000,000	1,001,605
0.53%, 01/01/2023 (A)	949,867	949,528
0.54%, 08/01/2024 - 09/25/2042 (A)	2,775,804	2,780,377
0.55%, 01/25/2017 - 05/01/2024 (A)	1,531,764	1,531,965
0.57%, 01/01/2023 (A)	712,712	718,217
0.61%, 07/01/2024 (A)	1,250,000	1,250,725
0.62%, 09/01/2024 (A)	1,000,000	1,001,983
0.65%, 11/01/2020 (A)	995,000	993,737
0.66%, 09/01/2024 (A)	985,219	987,787
0.70%, 08/25/2019 (A)	134,020	134,915
0.74%, 08/25/2042 (A)	818,797	817,579
1.40%, 07/01/2017	1,000,000	1,006,808
1.94%, 07/01/2019	983,821	988,588
2.01%, 07/01/2019 - 06/01/2020	2,982,354	2,994,286
2.03%, 03/25/2019 - 08/01/2019	2,379,000	2,410,453
2.34%, 01/01/2023	974,790	966,631
2.38%, 12/01/2022	990,936	985,714
2.39%, 01/25/2023 (A)	1,000,000	981,255
2.40%, 01/01/2036 (A)	79,565	85,024
2.40%, 02/01/2023	1,000,000	990,631
2.41%, 01/01/2038 (A)	25,977	27,910
2.46%, 02/01/2023	949,125	955,220
2.51%, 06/01/2023	963,325	970,172
2.52%, 05/01/2023	1,000,000	988,443
2.61%, 10/25/2021 (A)	1,000,000	1,015,260
2.65%, 08/01/2022	500,000	504,955
2.66%, 12/01/2022	1,000,000	1,009,596
2.67%, 07/01/2022	1,500,000	1,517,635
2.70%, 04/01/2023	1,448,935	1,463,912
2.76%, 06/01/2023	973,033	981,840
2.92%, 12/01/2024	1,000,000	999,628
3.00%, 01/01/2043	903,000	900,850
3.02%, 07/01/2023	2,750,000	2,806,238
3.02%, 08/25/2024 (A)	636,000	640,060
3.03%, 12/01/2021	469,518	486,625
3.09%, 04/25/2027 (A)	1,167,000	1,155,272
3.12%, 01/01/2022 - 11/01/2026	1,500,000	1,525,431
3.24%, 10/01/2026 - 12/01/2026	1,989,250	2,016,096
3.29%, 08/01/2026	2,500,000	2,538,530
3.30%, 12/01/2026	1,000,000	1,016,241
3.34%, 02/01/2027	1,000,000	1,022,288
3.35%, 03/25/2024 (A)	1,750,000	1,817,665
3.38%, 01/01/2018 - 12/01/2023	2,000,000	2,090,109
3.45%, 01/01/2024	1,000,000	1,048,778
3.50%, 08/01/2032 - 06/01/2043	9,255,528	9,581,907

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.50%, 01/25/2024 (A)	$ 3,000,000	$ 3,148,182
3.51%, 12/25/2023 (A)	1,776,000	1,869,496
3.54%, 01/01/2018	465,685	489,706
3.59%, 10/01/2020	97,413	104,047
3.64%, 10/01/2020	1,347,149	1,439,894
3.65%, 04/25/2021	866,000	923,731
3.67%, 07/01/2023	2,000,000	2,117,103
3.73%, 06/25/2021	500,000	538,786
3.74%, 06/01/2018 - 07/01/2023	1,914,096	2,033,711
3.76%, 04/25/2021 - 06/25/2021	2,000,000	2,149,310
3.77%, 08/01/2021	681,892	732,372
3.86%, 07/01/2021	940,701	1,010,328
3.87%, 08/01/2021	947,224	1,018,629
3.92%, 08/01/2021	1,462,327	1,574,585
3.94%, 07/01/2021	500,000	543,020
3.97%, 06/01/2021 - 07/01/2021	950,367	1,029,171
3.98%, 08/01/2021	1,007,859	1,092,948
3.99%, 07/01/2021	468,153	507,578
4.00%, 07/01/2042 - 08/01/2044	4,317,516	4,597,070
4.02%, 08/01/2021	1,250,314	1,356,334
4.05%, 08/01/2021	821,432	894,444
4.06%, 07/01/2021 - 09/01/2021	1,470,147	1,601,388
4.16%, 03/01/2021	468,039	512,608
4.23%, 03/01/2020	893,111	969,230
4.24%, 06/01/2021	973,686	1,070,421
4.25%, 04/01/2021	500,000	550,410
4.27%, 06/01/2021	419,074	456,703
4.32%, 06/01/2021	759,548	838,071
4.38%, 04/01/2020 - 04/01/2021	595,761	658,385
4.39%, 05/01/2021	244,804	271,481
4.45%, 07/01/2026	474,730	533,126
4.50%, 08/01/2018 - 03/01/2019	540,119	563,106
4.65%, 06/01/2021	948,729	1,063,933
5.00%, 05/11/2017 - 08/01/2040	1,771,136	1,920,514
5.50%, 03/01/2017 - 05/01/2036	634,541	698,338
5.90%, 10/01/2017	715,488	779,031
6.00%, 12/01/2032 - 11/01/2037	737,593	836,717
6.50%, 03/01/2017 - 10/01/2036	156,468	176,016
7.00%, 09/01/2017	10,494	10,793
8.00%, 11/01/2037	9,559	10,669
Federal National Mortgage Association, Principal Only STRIPS 09/25/2024 - 01/25/2033	523,458	351,566
Federal National Mortgage Association REMIC
0.44%, 06/27/2036 (A)	138,771	138,643
0.49%, 08/25/2041 (A)	402,563	401,181
0.54%, 04/25/2035 - 03/25/2043 (A)	975,545	970,673
0.59%, 10/25/2042 (A)	810,452	808,017
0.69%, 05/25/2035 - 10/25/2042 (A)	2,773,253	2,791,987
4.00%, 10/25/2025 - 04/25/2033	1,259,731	1,343,202
4.50%, 07/25/2029	1,000,000	1,103,720
5.00%, 09/25/2023 - 08/25/2040	1,797,312	1,992,815
5.50%, 04/25/2023 - 07/25/2038	3,237,950	3,537,382
5.75%, 06/25/2033	351,770	399,205
5.79%, 12/25/2042 (A)	169,934	189,437
6.00%, 11/25/2032 - 11/25/2039	918,386	1,044,952
6.37%, 10/25/2042 (A)	37,061	42,935

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
6.47%, 12/25/2042 (A)	$ 89,018	$ 103,413
6.50%, 02/25/2022 - 05/25/2044	845,607	974,040
6.79%, 07/25/2023 (A)	205,242	227,130
7.00%, 03/25/2031 - 11/25/2041	1,808,976	2,123,905
7.22%, 08/25/2033 (A)	67,502	68,436
8.00%, 05/25/2022	36,458	41,225
9.50%, 06/25/2018	19,679	20,836
10.00%, 03/25/2032 (A)	9,509	12,428
10.93%, 07/25/2035 (A)	128,347	150,116
12.19%, 09/25/2033 (A)	21,495	27,126
13.29%, 07/25/2033 (A)	41,153	51,121
13.63%, 03/25/2038 (A)	14,485	18,129
14.14%, 12/25/2032 (A)	12,806	17,203
15.13%, 11/25/2031 (A)	41,387	59,397
15.99%, 05/25/2034 (A)	50,615	67,168
16.91%, 07/25/2035 (A)	119,384	163,213
19.01%, 04/25/2034 - 05/25/2034 (A)	264,007	383,009
19.29%, 08/25/2032 (A)	44,425	55,863
22.45%, 06/25/2035 (A)	141,361	194,005
23.25%, 05/25/2034 (A)	21,151	32,947
23.88%, 03/25/2036 (A)	39,088	62,394
24.58%, 02/25/2032 (A)	14,096	24,586
25.45%, 10/25/2036 (A)	15,851	24,729
25.81%, 12/25/2036 (A)	27,505	41,102
Federal National Mortgage Association REMIC, Interest Only STRIPS
0.94%, 08/25/2042 (A)	615,015	12,555
1.48%, 01/25/2038 (A)	94,900	6,301
1.83%, 04/25/2041 (A)	256,001	18,277
5.00%, 03/25/2023	72,979	4,110
5.66%, 09/25/2038 (A)	313,579	39,550
5.72%, 02/25/2038 (A)	212,433	28,434
5.91%, 06/25/2037 (A)	123,507	17,588
5.99%, 12/25/2039 (A)	55,004	6,887
6.01%, 03/25/2038 (A)	39,157	6,460
6.23%, 04/25/2040 (A)	74,132	11,745
6.31%, 06/25/2023 (A)	44,384	4,712
6.34%, 01/25/2041 (A)	548,842	125,865
6.35%, 09/25/2037 (A)	101,362	15,458
6.36%, 02/25/2039 (A)	75,284	15,572
6.39%, 06/25/2036 (A)	69,046	12,436
6.50%, 05/25/2033	52,851	9,629
6.51%, 03/25/2036 (A)	1,102,151	212,975
6.96%, 07/25/2037 (A)	178,065	29,986
7.00%, 06/25/2033	62,733	15,246
Federal National Mortgage Association REMIC, Principal Only STRIPS 12/25/2032 - 12/25/2043	3,219,549	2,590,922
Financing Corp., Principal Only STRIPS 11/30/2017 - 09/26/2019	3,700,000	3,544,544
Government National Mortgage Association
0.48%, 08/20/2060 (A)	555,970	556,738
0.52%, 12/20/2062 (A)	395,874	394,908
0.58%, 12/20/2060 (A)	1,059,919	1,059,793
0.59%, 03/20/2063 (A)	896,652	895,023
0.61%, 04/20/2060 (A)	696,954	698,143
0.63%, 11/20/2059 - 03/20/2060 (A)	518,808	520,434
0.65%, 01/20/2061 - 09/20/2064 (A)	3,898,434	3,904,630

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
0.66%, 02/20/2065 (A)	$ 1,490,975	$ 1,491,526
0.68%, 06/20/2064 - 12/20/2064 (A)	6,366,716	6,390,792
0.73%, 07/20/2062 (A)	279,720	280,902
0.76%, 09/20/2062 (A)	839,798	840,587
0.83%, 05/20/2061 - 03/20/2064 (A)	3,594,190	3,624,945
0.88%, 05/20/2061 (A)	417,680	420,321
1.65%, 01/20/2063 - 02/20/2063	3,451,792	3,441,815
1.75%, 03/20/2063	973,829	976,120
3.50%, 11/20/2039	500,000	516,909
5.00%, 04/16/2023 - 07/16/2033	1,724,919	1,889,087
5.50%, 11/20/2020 - 09/20/2039	2,950,052	3,306,665
5.53%, 07/20/2040 (A)	498,101	564,660
5.85%, 12/20/2038 (A)	192,180	219,799
6.00%, 08/20/2016 - 08/20/2039	475,991	543,320
6.50%, 10/16/2024 - 06/20/2033	1,908,559	2,237,388
7.33%, 11/20/2030	24,700	29,953
7.50%, 11/20/2029	88,681	103,347
8.00%, 01/15/2016 - 06/20/2030	26,883	32,178
8.50%, 02/16/2030	242,726	288,925
9.00%, 05/16/2027	15,634	18,022
13.03%, 10/20/2037 (A)	50,248	64,597
15.99%, 06/17/2035 (A)	43,107	59,443
16.31%, 05/18/2034 (A)	13,160	15,090
19.15%, 04/16/2034 (A)	60,626	87,529
19.64%, 09/20/2037 (A)	24,524	34,923
22.62%, 04/20/2037 (A)	74,512	113,834
28.55%, 09/20/2034 (A)	40,704	69,052
Government National Mortgage Association, Interest Only STRIPS
5.50%, 10/16/2037	254,014	32,639
5.51%, 12/20/2038 (A)	92,225	13,080
5.64%, 02/20/2038 (A)	144,904	21,449
5.81%, 11/20/2037 (A)	133,347	20,651
5.89%, 06/20/2039 (A)	109,083	16,652
5.91%, 10/20/2034 (A)	166,653	26,562
5.92%, 02/16/2039 (A)	63,946	8,940
6.01%, 03/20/2037 - 06/20/2038 (A)	275,236	42,863
6.08%, 04/20/2039 (A)	137,444	20,141
6.11%, 09/20/2035 - 03/20/2039 (A)	397,241	60,921
6.22%, 05/16/2038 - 06/16/2039 (A)	505,658	71,835
6.29%, 06/16/2037 (A)	126,808	20,852
6.32%, 03/16/2034 (A)	255,449	19,751
6.36%, 11/20/2037 - 12/20/2037 (A)	129,698	22,273
6.50%, 03/20/2039	67,501	13,216
6.51%, 07/20/2036 (A)	59,577	4,040
6.56%, 11/20/2033 - 07/20/2037 (A)	284,340	49,586
6.59%, 08/20/2037 (A)	183,503	31,229
6.63%, 04/16/2037 (A)	76,698	13,370
6.76%, 10/20/2032 (A)	92,651	4,150
7.77%, 04/16/2032 (A)	126,272	28,817
Government National Mortgage Association, Principal Only STRIPS 02/17/2033 - 01/20/2038	390,054	363,571
National Credit Union Administration Guaranteed Notes Trust
2.65%, 10/29/2020	729,491	744,266
2.90%, 10/29/2020	700,000	718,217

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Residual Funding Corp., Principal Only STRIPS 10/15/2019 - 10/15/2020	$ 8,275,000	$ 7,515,406
Tennessee Valley Authority
4.63%, 09/15/2060	22,000	23,310
5.25%, 09/15/2039	300,000	365,013
5.88%, 04/01/2036	150,000	194,677
Tennessee Valley Authority, Principal Only STRIPS 05/01/2019 - 01/15/2038	1,100,000	784,792

Total U.S. Government Agency Obligations (Cost $224,929,288)		228,117,048

U.S. GOVERNMENT OBLIGATIONS - 24.3%
U.S. Treasury Bond
4.25%, 05/15/2039	50,000	60,336
4.38%, 02/15/2038 - 11/15/2039	5,200,000	6,394,534
4.50%, 05/15/2038 (G)	200,000	250,031
5.00%, 05/15/2037	1,775,000	2,378,638
5.25%, 02/15/2029	130,000	169,640
5.38%, 02/15/2031	150,000	201,645
6.13%, 08/15/2029	100,000	141,500
6.25%, 05/15/2030 (G)	425,000	613,262
8.00%, 11/15/2021	1,000,000	1,365,000
8.50%, 02/15/2020	815,000	1,068,669
8.75%, 08/15/2020	2,100,000	2,832,375
U.S. Treasury Inflation Indexed Bond
2.13%, 02/15/2040	218,916	269,592
2.50%, 01/15/2029	110,193	135,804
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 04/15/2019	737,842	742,973
1.13%, 01/15/2021	540,755	571,975
U.S. Treasury Note
1.00%, 06/30/2019 - 11/30/2019	600,000	588,391
1.25%, 11/30/2018	410,000	411,025
1.38%, 11/30/2018	330,000	332,552
1.50%, 08/31/2018	200,000	202,609
1.75%, 10/31/2020 - 05/15/2023	6,100,000	6,066,338
2.00%, 11/30/2020 - 10/31/2021	15,150,000	15,337,770
2.13%, 08/31/2020 - 01/31/2021	4,000,000	4,073,397

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Note (continued)
2.25%, 07/31/2018	$ 500,000	$ 518,281
2.38%, 08/15/2024	400,000	402,156
2.63%, 08/15/2020 - 11/15/2020	1,200,000	1,254,031
2.75%, 12/31/2017 - 02/15/2019	1,050,000	1,105,508
3.13%, 10/31/2016 - 04/30/2017	450,000	469,207
3.25%, 12/31/2016	4,000,000	4,165,312
3.63%, 02/15/2020	400,000	436,844
U.S. Treasury, Principal Only STRIPS
11/15/2016 - 11/15/2028 (G)	700,000	634,540
02/15/2017 - 08/15/2039	132,649,000	109,150,819

Total U.S. Government Obligations (Cost $156,725,128)		162,344,754

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (I)	8,663,705	8,663,705

Total Securities Lending Collateral (Cost $8,663,705)		8,663,705

	Principal	Value
REPURCHASE AGREEMENT - 4.1%
State Street Bank & Trust Co. 0.01% (I), dated 06/30/2015, to be repurchased at $27,359,799 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/25/2034, and with a value of $27,908,445.	$ 27,359,792	27,359,792

Total Repurchase Agreement (Cost $27,359,792)		27,359,792

Total Investments (Cost $667,760,416) (J)		677,750,408
Net Other Assets (Liabilities) - (1.3)%		(8,740,608)

Net Assets - 100.0%		$ 669,009,800

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$74,849,795	$—	$74,849,795
Corporate Debt Securities	—	127,941,494	—	127,941,494
Foreign Government Obligations	—	7,921,827	—	7,921,827
Mortgage-Backed Securities	—	39,765,581	—	39,765,581
Municipal Government Obligations	—	786,412	—	786,412
U.S. Government Agency Obligations	—	228,117,048	—	228,117,048
U.S. Government Obligations	—	162,344,754	—	162,344,754
Securities Lending Collateral	8,663,705	—	—	8,663,705
Repurchase Agreement	—	27,359,792	—	27,359,792

Total Investments	$8,663,705	$669,086,703	$—	$677,750,408

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of June 30, 2015.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the total aggregate value of 144A securities is $96,900,991, representing 14.5% of the Portfolio’s net assets.
(C)	Illiquid security. Total aggregate value of illiquid securities is $4,203,508, representing 0.6% of the Portfolio’s net assets.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $691,258, representing 0.1% of the Portfolio’s net assets.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2015; the maturity date disclosed is the ultimate maturity date.
(G)	All or a portion of the security is on loan. The value of all securities on loan is $8,477,229. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	When-issued security or delayed-delivery security; to be settled and delivered after June 30, 2015.
(I)	Rate disclosed reflects the yield at June 30, 2015.
(J)	Aggregate cost for federal income tax purposes is $667,760,416. Aggregate gross unrealized appreciation and depreciation for all securities is $14,176,520 and $4,186,528, respectively. Net unrealized appreciation for tax purposes is $9,989,992.
(K)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $640,400,624) (including securities loaned of $8,477,229)	$650,390,616
Repurchase agreement, at value (cost $27,359,792)	27,359,792
Cash	26,131
Receivables:
Shares sold	28,026
Investments sold	434,873
Interest	2,442,351
Tax reclaims	647
Net income from securities lending	1,694
Prepaid expenses	2,027

Total assets	680,686,157

Liabilities:
Payables and other liabilities:
Shares redeemed	196,630
Investments purchased	1,492,439
When-issued or delayed-delivery securities purchased	901,449
Investment advisory fees	263,505
Distribution and service fees	39,419
Administration fees	14,639
Transfer agent fees	1,865
Trustees and CCO fees	3,202
Audit and tax fees	9,438
Legal fees	7,256
Printing and shareholder reports fees	82,237
Other	573
Collateral for securities on loan	8,663,705

Total liabilities	11,676,357

Net assets	$669,009,800

Net assets consist of:
Capital stock ($0.01 par value)	$504,380
Additional paid-in capital	641,136,779
Undistributed (distributions in excess of) net investment income (loss)	19,996,075
Accumulated net realized gain (loss)	(2,617,426)
Net unrealized appreciation (depreciation) on:
Investments	9,989,992

Net assets	$669,009,800

Net assets by class:
Initial Class	$487,089,062
Service Class	181,920,738

Shares outstanding:
Initial Class	37,321,592
Service Class	13,116,403

Net asset value and offering price per share:
Initial Class	$13.05
Service Class	13.87

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Interest income	$8,650,137
Net income from securities lending	11,636
Withholding taxes on foreign income	(61)

Total investment income	8,661,712

Expenses:
Investment advisory fees	1,493,220
Distribution and service fees:
Service Class	218,112
Administration fees	82,957
Transfer agent fees	4,584
Trustees and CCO fees	9,812
Audit and tax fees	11,460
Custody fees	148,029
Legal fees	18,332
Printing and shareholder reports fees	35,844
Other	10,987

Total expenses	2,033,337

Net investment income (loss)	6,628,375

Net realized gain (loss) on:
Investments	429,230

Net realized gain (loss)	429,230

Net change in unrealized appreciation (depreciation) on:
Investments	(5,991,238)

Net change in unrealized appreciation (depreciation)	(5,991,238)

Net realized and change in unrealized gain (loss)	(5,562,008)

Net increase (decrease) in net assets resulting from operations	$1,066,367

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$6,628,375	$12,236,829
Net realized gain (loss)	429,230	713,685
Net change in unrealized appreciation (depreciation)	(5,991,238)	14,684,342

Net increase (decrease) in net assets resulting from operations	1,066,367	27,634,856

Distributions to shareholders:
Net investment income:
Initial Class	—	(9,672,949)
Service Class	—	(2,258,396)

Total distributions from net investment income	—	(11,931,345)

Capital share transactions:
Proceeds from shares sold:
Initial Class	13,640,596	210,763,328
Service Class	31,933,263	64,177,329

	45,573,859	274,940,657

Dividends and distributions reinvested:
Initial Class	—	9,672,949
Service Class	—	2,258,396

	—	11,931,345

Cost of shares redeemed:
Initial Class	(16,367,264)	(79,369,734)
Service Class	(12,368,033)	(14,593,181)

	(28,735,297)	(93,962,915)

Net increase (decrease) in net assets resulting from capital share transactions	16,838,562	192,909,087

Net increase (decrease) in net assets	17,904,929	208,612,598

Net assets:
Beginning of period/year	651,104,871	442,492,273

End of period/year	$669,009,800	$651,104,871

Undistributed (distributions in excess of) net investment income (loss)	$19,996,075	$13,367,700

Capital share transactions - shares:
Shares issued:
Initial Class	1,036,415	16,346,574
Service Class	2,283,342	4,665,841

	3,319,757	21,012,415

Shares reinvested:
Initial Class	—	752,759
Service Class	—	165,087

	—	917,846

Shares redeemed:
Initial Class	(1,244,814)	(6,183,975)
Service Class	(882,799)	(1,063,629)

	(2,127,613)	(7,247,604)

Net increase (decrease) in shares outstanding:
Initial Class	(208,399)	10,915,358
Service Class	1,400,543	3,767,299

	1,192,144	14,682,657

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$13.02		$12.62	$13.27	$12.98	$12.62	$12.41

Investment operations:
Net investment income (loss) (A)	0.13		0.29	0.32	0.42	0.52	0.67
Net realized and unrealized gain (loss)	(0.10)		0.38	(0.57)	0.22	0.42	0.35

Total investment operations	0.03		0.67	(0.25)	0.64	0.94	1.02

Distributions:
Net investment income	—		(0.27)	(0.40)	(0.34)	(0.56)	(0.81)
Net realized gains	—		—	—	(0.01)	(0.02)	—

Total distributions	—		(0.27)	(0.40)	(0.35)	(0.58)	(0.81)

Net asset value, end of period/year	$13.05		$13.02	$12.62	$13.27	$12.98	$12.62

Total return (B)	0.23	%(C)	5.33%	(1.84)%	4.98%	7.53%	8.24%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$487,089		$488,758	$335,836	$319,385	$256,418	$169,683
Expenses to average net assets	0.55	%(D)	0.56%	0.57%	0.58%	0.57%	0.57%
Net investment income (loss) to average net assets	2.06	%(D)	2.21%	2.50%	3.19%	4.04%	5.24%
Portfolio turnover rate	9	%(C)	17%	23%	17%	23%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$13.86		$13.42	$14.10	$13.79	$13.39	$13.11

Investment operations:
Net investment income (loss) (A)	0.13		0.27	0.31	0.41	0.51	0.68
Net realized and unrealized gain (loss)	(0.12)		0.41	(0.61)	0.24	0.45	0.37

Total investment operations	0.01		0.68	(0.30)	0.65	0.96	1.05

Distributions:
Net investment income	—		(0.24)	(0.38)	(0.33)	(0.54)	(0.77)
Net realized gains	—		—	—	(0.01)	(0.02)	—

Total distributions	—		(0.24)	(0.38)	(0.34)	(0.56)	(0.77)

Net asset value, end of period/year	$13.87		$13.86	$13.42	$14.10	$13.79	$13.39

Total return (B)	0.07	%(C)	5.10%	(2.13)%	4.75%	7.24%	7.99%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$181,921		$162,347	$106,656	$96,896	$55,709	$13,157
Expenses to average net assets	0.80	%(D)	0.81%	0.82%	0.83%	0.82%	0.82%
Net investment income (loss) to average net assets	1.82	%(D)	1.97%	2.25%	2.91%	3.69%	5.03%
Portfolio turnover rate	9	%(C)	17%	23%	17%	23%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Core Bond VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

When-Issued, forward delivery securities and delayed-delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

When-issued securities or delayed-delivery securities held at June 30, 2015, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued or delayed-delivery securities purchased in the Statement of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2015, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2015, if any, are identified in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2015, if any, are identified in the Schedule of Investments.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2015:

Portfolio	Market Value	Percentage of Net Assets
Transamerica BlackRock Tactical Allocation VP	$390,078,286	58.31%

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $750 million	0.450%
Over $750 million up to $1 billion	0.400%
Over $1 billion	0.375%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.70%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 81,931,012	$ 5,527,479	$ 45,181,310	$ 9,843,284

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Core Bond VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 10-year period and in line with the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 3-, 5- and 10-year periods and below its benchmark for the past 1-year period.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Core Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Enhanced Index VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Initial Class	$1,000.00	$1,008.60	$4.03	$1,020.80	$4.06	0.81%
Service Class	1,000.00	1,007.00	5.27	1,019.50	5.31	1.06

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	99.5%
Securities Lending Collateral	3.0
Repurchase Agreement	0.3
Short-Term U.S. Government Obligation	0.1
Net Other Assets (Liabilities) ^	(2.9)
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, securities sold short, TBA short commitments, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 2.8%
Honeywell International, Inc.	38,552	$ 3,931,148
L-3 Communications Holdings, Inc.	7,500	850,350
United Technologies Corp.	50,239	5,573,012

		10,354,510

Airlines - 0.6%
Delta Air Lines, Inc.	23,907	982,100
United Continental Holdings, Inc. (A)	26,003	1,378,419

		2,360,519

Auto Components - 0.1%
Johnson Controls, Inc.	7,200	356,616

Automobiles - 0.6%
Ford Motor Co.	37,000	555,370
General Motors Co.	46,134	1,537,646

		2,093,016

Banks - 2.7%
BB&T Corp.	17,600	709,456
Fifth Third Bancorp	8,100	168,642
SVB Financial Group (A)	2,882	414,950
Wells Fargo & Co.	158,275	8,901,386

		10,194,434

Beverages - 2.6%
Coca-Cola Co.	51,045	2,002,496
Coca-Cola Enterprises, Inc.	11,200	486,528
Constellation Brands, Inc., Class A	12,616	1,463,708
Dr. Pepper Snapple Group, Inc.	8,590	626,211
Molson Coors Brewing Co., Class B	22,110	1,543,499
PepsiCo, Inc.	39,433	3,680,676

		9,803,118

Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc. (A)	8,844	1,598,730
Biogen, Inc. (A)	11,218	4,531,399
Celgene Corp. (A)	32,514	3,763,008
Gilead Sciences, Inc.	15,885	1,859,816
Regeneron Pharmaceuticals, Inc., Class A (A) (B)	700	357,091
Vertex Pharmaceuticals, Inc. (A)	9,388	1,159,230

		13,269,274

Building Products - 0.3%
Fortune Brands Home & Security, Inc. (B)	4,500	206,190
Masco Corp.	31,994	853,280

		1,059,470

Capital Markets - 3.4%
BlackRock, Inc., Class A	4,200	1,453,116
Charles Schwab Corp.	49,389	1,612,551
Goldman Sachs Group, Inc.	10,252	2,140,515
Invesco, Ltd.	55,164	2,068,098
Morgan Stanley	92,596	3,591,799
State Street Corp.	17,483	1,346,191
TD Ameritrade Holding Corp.	14,300	526,526

		12,738,796

Chemicals - 1.8%
Axiall Corp.	11,443	412,520
Dow Chemical Co.	30,642	1,567,951
E.I. du Pont de Nemours & Co.	41,300	2,641,135

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Mosaic Co.	46,478	$ 2,177,495

		6,799,101

Communications Equipment - 0.8%
Cisco Systems, Inc.	87,811	2,411,290
QUALCOMM, Inc.	11,692	732,270

		3,143,560

Construction & Engineering - 0.6%
Fluor Corp.	39,976	2,119,128

Construction Materials - 0.2%
Martin Marietta Materials, Inc. (B)	4,400	622,644

Consumer Finance - 0.5%
Capital One Financial Corp.	14,499	1,275,477
Navient Corp.	4,857	88,446
Synchrony Financial (A)	12,100	398,453

		1,762,376

Containers & Packaging - 0.5%
Crown Holdings, Inc. (A)	24,444	1,293,332
Rock-Tenn Co., Class A	9,500	571,900
Sealed Air Corp., Class A	3,900	200,382

		2,065,614

Diversified Financial Services - 4.5%
Bank of America Corp.	296,209	5,041,477
Berkshire Hathaway, Inc., Class B (A)	27,722	3,773,241
Citigroup, Inc.	113,132	6,249,412
Intercontinental Exchange, Inc.	8,060	1,802,297

		16,866,427

Diversified Telecommunication Services - 1.4%
AT&T, Inc.	78,737	2,796,738
Verizon Communications, Inc.	55,909	2,605,919

		5,402,657

Electric Utilities - 2.1%
Edison International	34,806	1,934,518
Exelon Corp. (B)	54,100	1,699,822
NextEra Energy, Inc.	29,140	2,856,594
Xcel Energy, Inc.	40,200	1,293,636

		7,784,570

Electrical Equipment - 0.8%
Eaton Corp. PLC	44,223	2,984,610

Electronic Equipment, Instruments & Components - 1.0%
Corning, Inc.	26,149	515,920
TE Connectivity, Ltd.	52,410	3,369,963

		3,885,883

Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	19,400	1,196,980
Ensco PLC, Class A (B)	4,617	102,820
Halliburton Co.	32,266	1,389,697
National Oilwell Varco, Inc.	8,100	391,068
Schlumberger, Ltd.	13,679	1,178,993

		4,259,558

Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	16,370	2,210,932
CVS Health Corp.	4,006	420,149
Kroger Co.	7,130	516,996
Wal-Mart Stores, Inc.	7,122	505,164

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.	1,300	$ 109,772

		3,763,013

Food Products - 1.6%
Archer-Daniels-Midland Co.	23,350	1,125,937
Hershey Co.	14,700	1,305,801
Keurig Green Mountain, Inc. (B)	2,400	183,912
Mondelez International, Inc., Class A	86,658	3,565,110

		6,180,760

Gas Utilities - 0.2%
AGL Resources, Inc.	5,800	270,048
Questar Corp.	26,043	544,559

		814,607

Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	86,123	4,226,917
Becton Dickinson and Co.	829	117,428
Boston Scientific Corp. (A)	184,500	3,265,650
Stryker Corp.	13,193	1,260,855

		8,870,850

Health Care Providers & Services - 3.9%
Aetna, Inc.	19,085	2,432,574
Cigna Corp.	5,400	874,800
Express Scripts Holding Co. (A) (B)	9,200	818,248
HCA Holdings, Inc. (A)	2,700	244,944
Humana, Inc., Class A	11,517	2,202,972
McKesson Corp.	19,126	4,299,716
UnitedHealth Group, Inc.	29,749	3,629,378

		14,502,632

Health Care Technology - 0.0% (C)
Cerner Corp. (A) (B)	2,700	186,462

Hotels, Restaurants & Leisure - 1.2%
Chipotle Mexican Grill, Inc., Class A (A)	1,200	725,988
Royal Caribbean Cruises, Ltd., Class A (B)	19,454	1,530,835
Starbucks Corp.	42,288	2,267,271

		4,524,094

Household Durables - 0.7%
D.R. Horton, Inc.	6,700	183,312
Harman International Industries, Inc.	12,920	1,536,705
PulteGroup, Inc.	44,404	894,740
Toll Brothers, Inc. (A)	4,900	187,131

		2,801,888

Household Products - 1.7%
Kimberly-Clark Corp.	15,247	1,615,724
Procter & Gamble Co.	62,411	4,883,037

		6,498,761

Industrial Conglomerates - 0.6%
General Electric Co.	83,407	2,216,124

Insurance - 2.8%
ACE, Ltd.	29,003	2,949,025
American International Group, Inc.	31,800	1,965,876
Axis Capital Holdings, Ltd.	1,014	54,117
MetLife, Inc.	65,708	3,678,991
Prudential Financial, Inc.	5,187	453,966
XL Group PLC, Class A	40,400	1,502,880

		10,604,855

	Shares	Value
COMMON STOCKS (continued)
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (A)	7,692	$ 3,339,020

Internet Software & Services - 3.7%
Facebook, Inc., Class A (A)	74,738	6,409,904
Google, Inc., Class A (A)	6,969	3,763,539
Google, Inc., Class C (A)	7,008	3,647,734

		13,821,177

IT Services - 3.5%
Accenture PLC, Class A	45,465	4,400,103
Alliance Data Systems Corp. (A)	2,756	804,587
Automatic Data Processing, Inc.	2,400	192,552
Cognizant Technology Solutions Corp., Class A (A)	42,978	2,625,526
Fidelity National Information Services, Inc.	20,300	1,254,540
Visa, Inc., Class A (B)	54,344	3,649,199
Xerox Corp.	11,891	126,520

		13,053,027

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	6,800	882,368

Machinery - 2.3%
Caterpillar, Inc. (B)	6,200	525,884
Cummins, Inc.	17,600	2,308,944
Ingersoll-Rand PLC	5,000	337,100
PACCAR, Inc.	39,892	2,545,509
Parker-Hannifin Corp.	20,000	2,326,600
SPX Corp.	7,337	531,125

		8,575,162

Media - 4.9%
CBS Corp., Class B	21,900	1,215,450
Charter Communications, Inc., Class A (A)	6,700	1,147,375
Comcast Corp., Class A	79,619	4,788,287
DISH Network Corp., Class A (A)	15,502	1,049,640
Sirius XM Holdings, Inc. (A) (B)	47,600	177,548
Time Warner Cable, Inc.	5,342	951,784
Time Warner, Inc.	58,517	5,114,971
Twenty-First Century Fox, Inc., Class A	116,500	3,791,493

		18,236,548

Metals & Mining - 0.3%
Alcoa, Inc.	44,287	493,800
U.S. Steel Corp.	32,405	668,191

		1,161,991

Multi-Utilities - 1.2%
CenterPoint Energy, Inc.	34,700	660,341
CMS Energy Corp.	32,919	1,048,141
NiSource, Inc., Class B	22,383	1,020,441
PG&E Corp.	15,600	765,960
Public Service Enterprise Group, Inc.	23,900	938,792

		4,433,675

Multiline Retail - 0.8%
Dollar General Corp.	14,500	1,127,230
Target Corp.	21,400	1,746,882

		2,874,112

Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp., Class A	17,539	1,369,094
Cabot Oil & Gas Corp. (B)	16,600	523,564
Cheniere Energy, Inc. (A)	5,190	359,460

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	49,289	$ 4,754,910
EOG Resources, Inc.	17,522	1,534,051
EQT Corp.	10,922	888,396
Exxon Mobil Corp.	72,420	6,025,344
Marathon Oil Corp.	63,617	1,688,395
Marathon Petroleum Corp.	15,100	789,881
Occidental Petroleum Corp.	34,429	2,677,543
ONEOK, Inc.	4,200	165,816
Phillips 66	5,800	467,248
Valero Energy Corp.	17,600	1,101,760

		22,345,462

Personal Products - 0.3%
Estee Lauder Cos., Inc., Class A	11,700	1,013,922

Pharmaceuticals - 6.3%
Allergan PLC (A)	7,779	2,360,615
Bristol-Myers Squibb Co.	70,354	4,681,355
Eli Lilly & Co.	19,900	1,661,451
Johnson & Johnson	54,137	5,276,192
Merck & Co., Inc.	57,380	3,266,644
Mylan NV (A)	8,100	549,666
Perrigo Co. PLC	4,096	757,064
Pfizer, Inc.	149,906	5,026,348

		23,579,335

Professional Services - 0.1%
Equifax, Inc.	2,500	242,725

Real Estate Investment Trusts - 2.4%
American Tower Corp., Class A	11,400	1,063,506
AvalonBay Communities, Inc.	8,844	1,413,890
Boston Properties, Inc.	7,831	947,864
Brixmor Property Group, Inc.	25,800	596,754
DiamondRock Hospitality Co. (B)	28,300	362,523
Highwoods Properties, Inc. (B)	9,084	362,906
Host Hotels & Resorts, Inc.	21,487	426,087
LaSalle Hotel Properties	15,900	563,814
Liberty Property Trust, Series C	14,800	476,856
Mid-America Apartment Communities, Inc.	4,300	313,083
Prologis, Inc., Class A	29,265	1,085,731
Public Storage	983	181,236
Simon Property Group, Inc.	6,684	1,156,466

		8,950,716

Road & Rail - 1.9%
Canadian Pacific Railway, Ltd.	5,714	915,554
CSX Corp.	52,966	1,729,340
Union Pacific Corp.	48,265	4,603,033

		7,247,927

Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials, Inc., Class A	45,500	874,510
Avago Technologies, Ltd., Class A	27,465	3,650,922
Broadcom Corp., Class A	21,600	1,112,184
Freescale Semiconductor, Ltd. (A)	10,900	435,673
KLA-Tencor Corp.	10,865	610,722
LAM Research Corp.	37,160	3,022,966
NXP Semiconductors NV (A)	2,000	196,400
Texas Instruments, Inc.	34,000	1,751,340

		11,654,717

	Shares	Value
COMMON STOCKS (continued)
Software - 3.6%
Adobe Systems, Inc. (A)	42,753	$ 3,463,421
Intuit, Inc.	3,400	342,618
Microsoft Corp.	196,781	8,687,881
Oracle Corp.	25,825	1,040,747

		13,534,667

Specialty Retail - 3.3%
AutoZone, Inc. (A) (B)	820	546,858
Best Buy Co., Inc. (B)	18,300	596,763
Home Depot, Inc.	41,200	4,578,556
Lowe’s Cos., Inc.	54,594	3,656,160
Tiffany & Co.	3,900	358,020
TJX Cos., Inc.	37,986	2,513,534

		12,249,891

Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	127,075	15,938,382
Hewlett-Packard Co.	56,861	1,706,399

		17,644,781

Textiles, Apparel & Luxury Goods - 0.9%
lululemon athletica, Inc. (A)	5,300	346,090
PVH Corp. (B)	1,700	195,840
Ralph Lauren Corp., Class A	6,300	833,868
VF Corp.	27,593	1,924,336

		3,300,134

Tobacco - 1.0%
Philip Morris International, Inc.	45,774	3,669,702

Water Utilities - 0.1%
American Water Works Co., Inc.	5,600	272,328

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A)	5,500	213,235

Total Common Stocks (Cost $332,314,869)		373,186,549

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill 0.17%, 04/28/2016 (D) (E)	$ 355,000	354,441

Total Short-Term U.S. Government Obligation (Cost $354,434)		354,441

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (E)	11,298,166	11,298,166

Total Securities Lending Collateral (Cost $11,298,166)		11,298,166

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 0.3%

State Street Bank & Trust Co. 0.01% (E), dated 06/30/2015, to be repurchased at $1,265,858 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 10/01/2032, and with a value of $1,293,906.

	$ 1,265,858	$ 1,265,858

Total Repurchase Agreement (Cost $1,265,858)		1,265,858

Total Investments (Cost $345,233,327) (F)		386,105,014
Net Other Assets (Liabilities) - (2.9)%		(10,865,975)

Net Assets - 100.0%		$ 375,239,039

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	19	09/18/2015	$—	$(41,333)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Common Stocks	$373,186,549	$—	$—	$373,186,549
Short-Term U.S. Government Obligation	—	354,441	—	354,441
Securities Lending Collateral	11,298,166	—	—	11,298,166
Repurchase Agreement	—	1,265,858	—	1,265,858

Total Investments	$384,484,715	$1,620,299	$—	$386,105,014

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(41,333)	$—	$—	$(41,333)

Total Other Financial Instruments	$(41,333)	$—	$—	$(41,333)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $11,038,630. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $354,441.
(E)	Rate disclosed reflects the yield at June 30, 2015.
(F)	Aggregate cost for federal income tax purposes is $345,233,327. Aggregate gross unrealized appreciation and depreciation for all securities is $50,453,468 and $9,581,781, respectively. Net unrealized appreciation for tax purposes is $40,871,687.
(G)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $343,967,469) (including securities loaned of $11,038,630)	$384,839,156
Repurchase agreement, at value (cost $1,265,858)	1,265,858
Cash	8,007
Receivables:
Shares sold	245,190
Investments sold	868,611
Dividends	399,307
Net income from securities lending	1,533
Variation margin receivable on derivative financial instruments	6,132
Prepaid expenses	1,202

Total assets	387,634,996

Liabilities:
Payables and other liabilities:
Shares redeemed	25,294
Investments purchased	769,268
Investment advisory fees	249,867
Distribution and service fees	10,791
Administration fees	8,441
Transfer agent fees	1,008
Trustees and CCO fees	1,963
Audit and tax fees	8,354
Custody fees	1,632
Legal fees	4,060
Printing and shareholder reports fees	16,802
Other	311
Collateral for securities on loan	11,298,166

Total liabilities	12,395,957

Net assets	$375,239,039

Net assets consist of:
Capital stock ($0.01 par value)	$200,936
Additional paid-in capital	286,090,159
Undistributed (distributions in excess of) net investment income (loss)	5,496,343
Accumulated net realized gain (loss)	42,621,258
Net unrealized appreciation (depreciation) on:
Investments	40,871,687
Futures contracts	(41,333)
Translation of assets and liabilities denominated in foreign currencies	(11)

Net assets	$375,239,039

Net assets by class:
Initial Class	$327,090,350
Service Class	48,148,689

Shares outstanding:
Initial Class	17,510,407
Service Class	2,583,204

Net asset value and offering price per share:
Initial Class	$18.68
Service Class	18.64

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income	$3,605,500
Interest income	402
Net income from securities lending	8,786
Withholding taxes on foreign income	(519)

Total investment income	3,614,169

Expenses:
Investment advisory fees	1,424,684
Distribution and service fees:
Service Class	58,908
Administration fees	48,131
Transfer agent fees	2,641
Trustees and CCO fees	5,786
Audit and tax fees	8,900
Custody fees	38,201
Legal fees	10,496
Printing and shareholder reports fees	7,759
Other	6,223

Total expenses	1,611,729

Net investment income (loss)	2,002,440

Net realized gain (loss) on:
Investments	18,108,716
Futures contracts	284,485
Foreign currency transactions	(38)

Net realized gain (loss)	18,393,163

Net change in unrealized appreciation (depreciation) on:
Investments	(16,780,092)
Futures contracts	(68,647)
Translation of assets and liabilities denominated in foreign currencies	(12)

Net change in unrealized appreciation (depreciation)	(16,848,751)

Net realized and change in unrealized gain (loss)	1,544,412

Net increase (decrease) in net assets resulting from operations	$3,546,852

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$2,002,440	$3,492,303
Net realized gain (loss)	18,393,163	27,264,444
Net change in unrealized appreciation (depreciation)	(16,848,751)	12,734,591

Net increase (decrease) in net assets resulting from operations	3,546,852	43,491,338

Distributions to shareholders:
Net investment income:
Initial Class	—	(2,431,846)
Service Class	—	(210,380)

Total distributions from net investment income	—	(2,642,226)

Net realized gains:
Initial Class	—	(21,428,047)
Service Class	—	(2,233,897)

Total distributions from net realized gains	—	(23,661,944)

Total distributions to shareholders	—	(26,304,170)

Capital share transactions:
Proceeds from shares sold:
Initial Class	18,747,478	118,517,250
Service Class	8,017,065	18,234,050

	26,764,543	136,751,300

Dividends and distributions reinvested:
Initial Class	—	23,859,893
Service Class	—	2,444,277

	—	26,304,170

Cost of shares redeemed:
Initial Class	(34,680,796)	(77,659,399)
Service Class	(3,530,951)	(5,831,386)

	(38,211,747)	(83,490,785)

Net increase (decrease) in net assets resulting from capital share transactions	(11,447,204)	79,564,685

Net increase (decrease) in net assets	(7,900,352)	96,751,853

Net assets:
Beginning of period/year	383,139,391	286,387,538

End of period/year	$375,239,039	$383,139,391

Undistributed (distributions in excess of) net investment income (loss)	$5,496,343	$3,493,903

Capital share transactions - shares:
Shares issued:
Initial Class	1,007,142	6,585,771
Service Class	428,761	1,007,059

	1,435,903	7,592,830

Shares reinvested:
Initial Class	—	1,350,305
Service Class	—	138,330

	—	1,488,635

Shares redeemed:
Initial Class	(1,840,604)	(4,355,223)
Service Class	(187,821)	(322,749)

	(2,028,425)	(4,677,972)

Net increase (decrease) in shares outstanding:
Initial Class	(833,462)	3,580,853
Service Class	240,940	822,640

	(592,522)	4,403,493

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Enhanced Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$18.52		$17.59	$13.45	$11.69	$11.76	$10.36

Investment operations:
Net investment income (loss) (A)	0.10		0.20	0.18	0.18	0.14	0.12
Net realized and unrealized gain (loss)	0.06		2.22	4.17	1.73	(0.06)	1.42

Total investment operations	0.16		2.42	4.35	1.91	0.08	1.54

Distributions:
Net investment income	—		(0.15)	(0.10)	(0.15)	(0.15)	(0.14)
Net realized gains	—		(1.34)	(0.11)	—	—	—

Total distributions	—		(1.49)	(0.21)	(0.15)	(0.15)	(0.14)

Net asset value, end of period/year	$18.68		$18.52	$17.59	$13.45	$11.69	$11.76

Total return (B)	0.86	%(C)	14.19%	32.52%	16.35%	0.74%	15.18%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$327,090		$339,793	$259,656	$174,417	$85,753	$109,894
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.81	%(D)	0.81%	0.83%	0.84%	0.86%	0.85%
Including waiver and/or reimbursement and recapture	0.81	%(D)	0.81%	0.83%	0.84%	0.84%	0.84%
Net investment income (loss) to average net assets	1.07	%(D)	1.10%	1.13%	1.37%	1.17%	1.13%
Portfolio turnover rate	27	%(C)	50%	78%	96%	166%	190%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$18.51		$17.59	$13.47	$11.71	$11.79	$10.40

Investment operations:
Net investment income (loss) (A)	0.08		0.15	0.14	0.14	0.11	0.10
Net realized and unrealized gain (loss)	0.05		2.24	4.17	1.74	(0.06)	1.42

Total investment operations	0.13		2.39	4.31	1.88	0.05	1.52

Distributions:
Net investment income	—		(0.13)	(0.08)	(0.12)	(0.13)	(0.13)
Net realized gains	—		(1.34)	(0.11)	—	—	—

Total distributions	—		(1.47)	(0.19)	(0.12)	(0.13)	(0.13)

Net asset value, end of period/year	$18.64		$18.51	$17.59	$13.47	$11.71	$11.79

Total return (B)	0.70	%(C)	13.97%	32.13%	16.09%	0.47%	14.85%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$48,149		$43,346	$26,732	$12,194	$7,539	$7,542
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.06	%(D)	1.06%	1.08%	1.09%	1.11%	1.10%
Including waiver and/or reimbursement and recapture	1.06	%(D)	1.06%	1.08%	1.09%	1.09%	1.09%
Net investment income (loss) to average net assets	0.83	%(D)	0.85%	0.89%	1.10%	0.94%	0.90%
Portfolio turnover rate	27	%(C)	50%	78%	96%	166%	190%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Enhanced Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Futures contracts: The Portfolio is subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2015, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is shown on the Statement of Assets and Liabilities.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2015 of $1,824 are included in Net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2015, if any, are identified in the Schedule of Investments.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2015:

Portfolio	Market Value	Percentage of Net Assets
Transamerica BlackRock Tactical Allocation VP	$169,287,901	45.12%
Transamerica Madison Balanced Allocation VP	6,638,079	1.77
Transamerica Madison Conservative Allocation VP	3,085,366	0.82
Total	$179,011,346	47.71%

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $750 million	0.74%
Over $750 million up to $1 billion	0.69%
Over $1 billion	0.65%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.84%	May 1, 2016

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 101,475,592	$ —	$ 105,853,173	$ —

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015. The primary risks pertaining to each derivative type is disclosed in further detail within the Organization and Significant Accounting Policies section of the notes.

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (B)	$—	$—	$(41,333)	$—	$—	$(41,333)
Total (C)	$—	$—	$(41,333)	$—	$—	$(41,333)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$284,485	$—	$—	$284,485
Total	$—	$—	$284,485	$—	$—	$284,485

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(68,647)	$—	$—	$(68,647)
Total	$—	$—	$(68,647)	$—	$—	$(68,647)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

Futures Contracts at Notional Amount
Long	Short
1,736	—

NOTE 6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 7. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Enhanced Index VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Enhanced Index VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Enhanced Index VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Enhanced Index VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Mid Cap Value VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Initial Class	$1,000.00	$1,015.40	$4.30	$1,020.50	$4.31	0.86%
Service Class	1,000.00	1,014.20	5.54	1,019.30	5.56	1.11

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	95.7%
Securities Lending Collateral	4.5
Repurchase Agreement	4.5
Net Other Assets (Liabilities)	(4.7)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Banks - 6.9%
Citizens Financial Group, Inc.	320,633	$ 8,756,487
City National Corp.	96,575	8,729,414
Fifth Third Bancorp	823,697	17,149,372
First Republic Bank, Class A	139,028	8,762,935
Huntington Bancshares, Inc., Class A	389,009	4,399,692
M&T Bank Corp. (A)	115,927	14,482,760
SunTrust Banks, Inc.	373,326	16,060,484
Zions Bancorporation (A)	118,715	3,767,421

		82,108,565

Beverages - 1.6%
Constellation Brands, Inc., Class A	79,263	9,196,093
Dr. Pepper Snapple Group, Inc.	136,117	9,922,930

		19,119,023

Building Products - 0.7%
Fortune Brands Home & Security, Inc. (A)	192,059	8,800,143

Capital Markets - 4.4%
Ameriprise Financial, Inc.	119,485	14,927,261
Invesco, Ltd.	279,422	10,475,531
Legg Mason, Inc.	123,403	6,358,957
Northern Trust Corp.	106,101	8,112,482
T. Rowe Price Group, Inc. (A)	166,163	12,915,850

		52,790,081

Chemicals - 2.4%
Airgas, Inc.	133,214	14,091,377
Albemarle Corp.	120,908	6,682,585
Sherwin-Williams Co.	29,600	8,140,592

		28,914,554

Communications Equipment - 0.6%
CommScope Holding Co., Inc. (B)	244,763	7,467,719

Consumer Finance - 0.8%
Ally Financial, Inc. (B)	423,700	9,503,591

Containers & Packaging - 2.7%
Ball Corp.	136,671	9,587,470
Rock-Tenn Co., Class A	146,645	8,828,029
Silgan Holdings, Inc.	255,918	13,502,234

		31,917,733

Distributors - 0.6%
Genuine Parts Co.	85,098	7,618,824

Electric Utilities - 2.6%
Edison International	166,355	9,246,011
Westar Energy, Inc., Class A	316,902	10,844,386
Xcel Energy, Inc.	351,404	11,308,181

		31,398,578

Electrical Equipment - 2.8%
AMETEK, Inc., Class A	202,633	11,100,236
Hubbell, Inc., Class B	126,351	13,681,286
Regal Beloit Corp.	119,067	8,643,073

		33,424,595

Electronic Equipment, Instruments & Components - 2.4%
Amphenol Corp., Class A	208,014	12,058,572
Arrow Electronics, Inc. (B)	305,303	17,035,907

		29,094,479

Food & Staples Retailing - 2.3%
Kroger Co.	224,594	16,285,311

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Rite Aid Corp. (B)	1,369,201	$ 11,432,828

		27,718,139

Food Products - 0.7%
Hershey Co.	97,401	8,652,131

Gas Utilities - 1.8%
National Fuel Gas Co. (A)	122,622	7,221,210
Questar Corp.	656,306	13,723,358

		20,944,568

Health Care Providers & Services - 6.5%
AmerisourceBergen Corp., Class A	128,883	13,705,418
Brookdale Senior Living, Inc., Class A (B)	268,090	9,302,723
Cigna Corp.	127,547	20,662,614
Henry Schein, Inc. (B)	53,329	7,579,118
Humana, Inc., Class A	100,393	19,203,173
Universal Health Services, Inc., Class B	47,100	6,692,910

		77,145,956

Hotels, Restaurants & Leisure - 1.3%
Marriott International, Inc., Class A (A)	95,114	7,075,530
Starwood Hotels & Resorts Worldwide, Inc.	110,477	8,958,580

		16,034,110

Household Durables - 2.7%
Jarden Corp. (B)	249,909	12,932,791
Mohawk Industries, Inc. (B)	101,645	19,404,030

		32,336,821

Household Products - 0.0% (C)
Energizer SpinCo, Inc. (B) (D)	9,600	326,400

Industrial Conglomerates - 1.2%
Carlisle Cos., Inc.	144,581	14,475,450

Insurance - 8.8%
Alleghany Corp. (B)	15,536	7,282,655
Chubb Corp., Class A	107,578	10,234,971
Hartford Financial Services Group, Inc.	309,682	12,873,481
Loews Corp.	449,568	17,312,864
Marsh & McLennan Cos., Inc.	270,883	15,359,066
Old Republic International Corp.	456,358	7,132,875
Progressive Corp.	187,600	5,220,908
Unum Group	310,278	11,092,438
WR Berkley Corp.	118,171	6,136,620
XL Group PLC, Class A	321,663	11,965,864

		104,611,742

Internet & Catalog Retail - 1.3%
Expedia, Inc. (A)	144,267	15,775,596

IT Services - 1.5%
Jack Henry & Associates, Inc.	274,237	17,743,134

Machinery - 2.4%
IDEX Corp.	160,347	12,600,068
Rexnord Corp. (B)	214,986	5,140,315
Snap-on, Inc.	70,093	11,162,310

		28,902,693

Media - 3.2%
CBS Corp., Class B	139,922	7,765,671
DISH Network Corp., Class A (B)	185,711	12,574,492
Gannett Co., Inc. (A) (B)	162,023	2,266,695
TEGNA, Inc.	324,045	10,392,123
Time, Inc.	246,884	5,680,801

		38,679,782

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 4.2%
CenterPoint Energy, Inc.	778,642	$ 14,817,557
CMS Energy Corp.	345,130	10,988,939
NiSource, Inc., Class B	146,762	6,690,880
Sempra Energy	81,545	8,068,062
WEC Energy Group, Inc.	202,773	9,157,229

		49,722,667

Multiline Retail - 2.5%
Kohl’s Corp. (A)	313,461	19,625,793
Nordstrom, Inc.	131,425	9,791,163

		29,416,956

Oil, Gas & Consumable Fuels - 4.4%
Energen Corp.	282,626	19,303,356
EQT Corp.	193,643	15,750,921
PBF Energy, Inc., Class A	193,283	5,493,103
Southwestern Energy Co. (A) (B)	526,155	11,959,503

		52,506,883

Personal Products - 1.0%
Edgewell Personal Care Co.	94,413	12,420,030

Professional Services - 1.1%
Equifax, Inc.	130,962	12,715,101

Real Estate Investment Trusts - 7.9%
American Campus Communities, Inc.	192,191	7,243,679
AvalonBay Communities, Inc.	74,411	11,896,087
Boston Properties, Inc.	56,470	6,835,129
Brixmor Property Group, Inc.	388,279	8,980,893
General Growth Properties, Inc.	374,566	9,611,363
Kimco Realty Corp.	479,997	10,819,132
Outfront Media, Inc.	197,728	4,990,655
Rayonier, Inc.	259,124	6,620,618
Regency Centers Corp.	111,648	6,584,999
Vornado Realty Trust, Class A	118,644	11,262,875
Weyerhaeuser Co.	278,820	8,782,830

		93,628,260

Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc., Class A	184,484	11,841,106
KLA-Tencor Corp.	83,583	4,698,200
Xilinx, Inc.	302,761	13,369,926

		29,909,232

Software - 1.4%
Synopsys, Inc. (B)	324,524	16,437,141

Specialty Retail - 5.6%
AutoZone, Inc. (B)	19,939	13,297,319
Bed Bath & Beyond, Inc. (A) (B)	197,106	13,596,372
Best Buy Co., Inc. (A)	375,193	12,235,044
Gap, Inc., Class A (A)	370,804	14,153,589
Tiffany & Co.	148,774	13,657,453

		66,939,777

Textiles, Apparel & Luxury Goods - 1.4%
PVH Corp.	93,898	10,817,050
VF Corp.	75,480	5,263,975

		16,081,025

Thrifts & Mortgage Finance - 0.4%
Hudson City Bancorp, Inc.	459,450	4,539,366

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 1.1%
MSC Industrial Direct Co., Inc., Class A (A)	179,020	$ 12,490,225

Total Common Stocks (Cost $894,155,823)		1,142,311,070

SECURITIES LENDING COLLATERAL - 4.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (E)	53,625,641	53,625,641

Total Securities Lending Collateral (Cost $53,625,641)		53,625,641

	Principal	Value
REPURCHASE AGREEMENT - 4.5%
State Street Bank & Trust Co. 0.01% (E), dated 06/30/2015, to be repurchased at $53,559,477 on 07/01/2015. Collateralized by U.S. Government Agency Obligations, 2.50% - 3.00%, due 01/01/2033 - 03/01/2033, and with a total value of $54,633,885.	$ 53,559,462	53,559,462

Total Repurchase Agreement (Cost $53,559,462)		53,559,462

Total Investments (Cost $1,001,340,926) (F)		1,249,496,173
Net Other Assets (Liabilities) - (4.7)%		(55,802,789)

Net Assets - 100.0%		$ 1,193,693,384

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Common Stocks	$1,142,311,070	$—	$—	$1,142,311,070
Securities Lending Collateral	53,625,641	—	—	53,625,641
Repurchase Agreement	—	53,559,462	—	53,559,462

Total Investments	$1,195,936,711	$53,559,462	$—	$1,249,496,173

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $52,475,713. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	When-issued security or delayed-delivery security; to be settled and delivered after June 30, 2015.
(E)	Rate disclosed reflects the yield at June 30, 2015.
(F)	Aggregate cost for federal income tax purposes is $1,001,340,926. Aggregate gross unrealized appreciation and depreciation for all securities is $265,843,121 and $17,687,874, respectively. Net unrealized appreciation for tax purposes is $248,155,247.
(G)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Mid Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $947,781,464) (including securities loaned of $52,475,713)	$1,195,936,711
Repurchase agreement, at value (cost $53,559,462)	53,559,462
Cash	51,466
Receivables:
Shares sold	588,675
Interest	15
Dividends	1,358,342
Net income from securities lending	10,412
Prepaid expenses	3,824

Total assets	1,251,508,907

Liabilities:
Payables and other liabilities:
Shares redeemed	38,875
Investments purchased	2,855,434
When-issued or delayed-delivery securities purchased	307,397
Investment advisory fees	855,624
Distribution and service fees	41,491
Administration fees	26,601
Transfer agent fees	3,298
Trustees and CCO fees	5,952
Audit and tax fees	8,926
Legal fees	14,065
Printing and shareholder reports fees	31,175
Other	1,044
Collateral for securities on loan	53,625,641

Total liabilities	57,815,523

Net assets	$1,193,693,384

Net assets consist of:
Capital stock ($0.01 par value)	$519,035
Additional paid-in capital	814,706,054
Undistributed (distributions in excess of) net investment income (loss)	14,717,885
Accumulated net realized gain (loss)	115,595,163
Net unrealized appreciation (depreciation) on:
Investments	248,155,247

Net assets	$1,193,693,384

Net assets by class:
Initial Class	$1,006,579,802
Service Class	187,113,582

Shares outstanding:
Initial Class	43,698,028
Service Class	8,205,434

Net asset value and offering price per share:
Initial Class	$23.03
Service Class	22.80

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income	$9,688,071
Interest income	2,863
Net income from securities lending	60,108

Total investment income	9,751,042

Expenses:
Investment advisory fees	4,791,224
Distribution and service fees:
Service Class	230,040
Administration fees	148,951
Transfer agent fees	8,113
Trustees and CCO fees	17,811
Audit and tax fees	13,854
Custody fees	55,352
Legal fees	33,817
Printing and shareholder reports fees	13,730
Other	20,131

Total expenses	5,333,023

Net investment income (loss)	4,418,019

Net realized gain (loss) on:
Investments	41,017,169

Net realized gain (loss)	41,017,169

Net change in unrealized appreciation (depreciation) on:
Investments	(27,232,821)

Net change in unrealized appreciation (depreciation)	(27,232,821)

Net realized and change in unrealized gain (loss)	13,784,348

Net increase (decrease) in net assets resulting from operations	$18,202,367

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Mid Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$4,418,019	$10,375,036
Net realized gain (loss)	41,017,169	76,121,121
Net change in unrealized appreciation (depreciation)	(27,232,821)	65,335,933

Net increase (decrease) in net assets resulting from operations	18,202,367	151,832,090

Distributions to shareholders:
Net investment income:
Initial Class	—	(6,736,958)
Service Class	—	(806,922)

Total distributions from net investment income	—	(7,543,880)

Net realized gains:
Initial Class	—	(54,847,256)
Service Class	—	(8,205,282)

Total distributions from net realized gains	—	(63,052,538)

Total distributions to shareholders	—	(70,596,418)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,429,681	20,999,992
Service Class	22,792,851	61,607,179

	24,222,532	82,607,171

Dividends and distributions reinvested:
Initial Class	—	61,584,214
Service Class	—	9,012,204

	—	70,596,418

Cost of shares redeemed:
Initial Class	(5,422,898)	(65,189,196)
Service Class	(11,115,849)	(12,086,659)

	(16,538,747)	(77,275,855)

Net increase (decrease) in net assets resulting from capital share transactions	7,683,785	75,927,734

Net increase (decrease) in net assets	25,886,152	157,163,406

Net assets:
Beginning of period/year	1,167,807,232	1,010,643,826

End of period/year	$1,193,693,384	$1,167,807,232

Undistributed (distributions in excess of) net investment income (loss)	$14,717,885	$10,299,866

Capital share transactions - shares:
Shares issued:
Initial Class	61,548	967,867
Service Class	995,324	2,849,970

	1,056,872	3,817,837

Shares reinvested:
Initial Class	—	2,883,156
Service Class	—	425,305

	—	3,308,461

Shares redeemed:
Initial Class	(232,803)	(3,113,357)
Service Class	(480,909)	(564,498)

	(713,712)	(3,677,855)

Net increase (decrease) in shares outstanding:
Initial Class	(171,255)	737,666
Service Class	514,415	2,710,777

	343,160	3,448,443

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Mid Cap Value VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$22.68		$21.02	$16.21	$13.55	$13.45	$11.16

Investment operations:
Net investment income (loss) (A)	0.09		0.22	0.17	0.19	0.16	0.15
Net realized and unrealized gain (loss)	0.26		2.90	4.95	2.58	0.10	2.37

Total investment operations	0.35		3.12	5.12	2.77	0.26	2.52

Distributions:
Net investment income	—		(0.16)	(0.09)	(0.11)	(0.16)	(0.23)
Net realized gains	—		(1.30)	(0.22)	—	—	—

Total distributions	—		(1.46)	(0.31)	(0.11)	(0.16)	(0.23)

Net asset value, end of period/year	$23.03		$22.68	$21.02	$16.21	$13.55	$13.45

Total return (B)	1.54	%(C)	15.29%	31.81%	20.53%	2.01%	22.99%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,006,580		$994,918	$906,706	$566,505	$176,354	$218,048
Expenses to average net assets	0.86	%(D)	0.86%	0.86%	0.88%	0.89%	0.89%
Net investment income (loss) to average net assets	0.78	%(D)	1.00%	0.89%	1.25%	1.13%	1.21%
Portfolio turnover rate	8	%(C)	24%	29%	28%	40%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$22.48		$20.87	$16.12	$13.49	$13.42	$11.15

Investment operations:
Net investment income (loss) (A)	0.06		0.17	0.12	0.15	0.13	0.12
Net realized and unrealized gain (loss)	0.26		2.87	4.92	2.57	0.09	2.37

Total investment operations	0.32		3.04	5.04	2.72	0.22	2.49

Distributions:
Net investment income	—		(0.13)	(0.07)	(0.09)	(0.15)	(0.22)
Net realized gains	—		(1.30)	(0.22)	—	—	—

Total distributions	—		(1.43)	(0.29)	(0.09)	(0.15)	(0.22)

Net asset value, end of period/year	$22.80		$22.48	$20.87	$16.12	$13.49	$13.42

Total return (B)	1.42	%(C)	14.99%	31.47%	20.24%	1.73%	22.82%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$187,113		$172,889	$103,938	$53,092	$28,792	$12,579
Expenses to average net assets	1.11	%(D)	1.11%	1.11%	1.13%	1.14%	1.14%
Net investment income (loss) to average net assets	0.54	%(D)	0.78%	0.65%	1.00%	0.96%	1.02%
Portfolio turnover rate	8	%(C)	24%	29%	28%	40%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

When-Issued, forward delivery securities and delayed-delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding,

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

When-issued securities or delayed-delivery securities held at June 30, 2015, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued or delayed-delivery securities purchased in the Statement of Assets and Liabilities

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2015 of $2,954 are included in Net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2015, if any, are identified in the Schedule of Investments.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2015:

Portfolio	Market Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative VP	$109,337,816	9.16%
Transamerica Asset Allocation – Growth VP	78,330,644	6.56
Transamerica Asset Allocation – Moderate Growth VP	361,669,301	30.30
Transamerica Asset Allocation – Moderate VP	380,423,818	31.87
Transamerica BlackRock Tactical Allocation VP	44,926,592	3.76
Transamerica Voya Balanced Allocation VP	547,705	0.05
Transamerica Voya Conservative Allocation VP	14,356	0.00	(A)
Transamerica Voya Moderate Growth Allocation VP	284,960	0.02
Total	$ 975,535,192	81.72%

(A)	Percentage rounds to less than 0.01%.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $100 million	0.85%
Over $100 million	0.80%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
1.00%	May 1, 2016

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 118,669,805	$ —	$ 95,858,391	$ —

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Mid Cap Value VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Mid Cap Value VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Mid Cap Value VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,003.60	$3.83	$1,021.00	$3.86	0.77%
Service Class	1,000.00	1,001.40	5.06	1,019.70	5.11	1.02

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	24.9%
Common Stocks	20.9
U.S. Government Agency Obligations	20.0
U.S. Government Obligations	15.2
Asset-Backed Securities	7.4
Repurchase Agreement	4.6
Mortgage-Backed Securities	3.9
Securities Lending Collateral	2.9
Investment Company	2.8
Foreign Government Obligations	0.7
Short-Term U.S. Government Obligations	0.1
Municipal Government Obligations	0.0	*
Preferred Stock	0.0	*
Master Limited Partnership	0.0	*
Convertible Bond	0.0	*
Convertible Preferred Stock	0.0	*
Right	0.0	*
Net Other Assets (Liabilities) ^	(3.4)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, securities sold short, TBA short commitments, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 20.9%
Australia - 0.4%
AGL Energy, Ltd.	6,084	$ 72,993
Alumina, Ltd.	24,807	29,284
Amcor, Ltd.	8,604	91,079
AMP, Ltd.	9,757	45,319
Asciano, Ltd.	12,326	63,242
Aurizon Holdings, Ltd.	11,327	44,833
Australia & New Zealand Banking Group, Ltd.	13,239	328,909
Bank of Queensland, Ltd.	2,459	24,228
BHP Billiton PLC	8,303	162,946
BHP Billiton, Ltd.	14,494	302,496
Brambles, Ltd.	2,843	23,251
Caltex Australia, Ltd.	473	11,623
Coca-Cola Amatil, Ltd.	3,437	24,264
Cochlear, Ltd.	494	30,549
Commonwealth Bank of Australia	6,817	447,755
Computershare, Ltd.	4,063	36,709
Crown Resorts, Ltd.	356	3,351
CSL, Ltd.	2,629	175,396
Dexus Property Group, REIT	10,240	57,675
Federation Centres, REIT	22,581	50,873
Goodman Group, REIT	13,691	66,232
Insurance Australia Group, Ltd.	12,726	54,789
Lend Lease Group	4,238	49,146
Macquarie Group, Ltd.	1,625	102,057
Mirvac Group, REIT	44,569	63,616
National Australia Bank, Ltd., Class N	9,468	243,331
Newcrest Mining, Ltd. (A)	3,977	39,951
Orica, Ltd.	2,134	35,037
Origin Energy, Ltd.	5,252	48,505
Qantas Airways, Ltd. (A)	11,730	28,599
QBE Insurance Group, Ltd.	5,661	59,707
Ramsay Health Care, Ltd.	1,158	54,921
REA Group, Ltd.	405	12,252
Santos, Ltd.	2,834	17,121
Scentre Group, REIT	16,939	49,010
Seek, Ltd.	228	2,473
South32, Ltd. (A)	23,585	32,573
Stockland, REIT	3,748	11,856
Suncorp Group, Ltd.	9,321	96,583
Sydney Airport	2,617	10,055
Tabcorp Holdings, Ltd.	13,188	46,297
Telstra Corp., Ltd.	19,165	90,791
Transurban Group	12,936	92,821
Wesfarmers, Ltd.	3,799	114,402
Westfield Corp., REIT	4,386	30,862
Westpac Banking Corp.	14,769	366,350
Woodside Petroleum, Ltd.	3,594	94,918
Woolworths, Ltd.	7,362	153,137

		4,094,167

Belgium - 0.1%
Anheuser-Busch InBev NV	2,295	275,047
Delhaize Group SA	1,532	126,491
Solvay SA, Class A	2,382	327,698

		729,236

Bermuda - 0.1%
Aspen Insurance Holdings, Ltd.	4,825	231,118
Everest RE Group, Ltd. (B)	3,215	585,162

	Shares	Value
COMMON STOCKS (continued)
Bermuda (continued)
Helen of Troy, Ltd. (A)	500	$ 48,745
Nabors Industries, Ltd.	4,100	59,163
PartnerRe, Ltd.	2,515	323,177
Signet Jewelers, Ltd.	1,000	128,240

		1,375,605

Canada - 0.1%
Canadian Pacific Railway, Ltd.	1,139	182,502
Domtar Corp.	900	37,260
lululemon athletica, Inc. (A) (B)	1,025	66,933
Novadaq Technologies, Inc. (A) (B)	12,000	145,320
Restaurant Brands International (B)	5,468	208,932
Valeant Pharmaceuticals International, Inc. (A)	3,439	763,974

		1,404,921

China - 0.0% (C)
Yangzijiang Shipbuilding Holdings, Ltd.	23,200	24,374

Denmark - 0.1%
A.P. Moller - Maersk A/S, Class B	119	215,526
Danske Bank A/S, Class R	7,943	233,593
Novo Nordisk A/S, Class B	8,425	459,026

		908,145

Finland - 0.1%
Nokia OYJ	18,472	125,414
UPM-Kymmene OYJ	15,971	282,570
Wartsila OYJ Abp	6,288	294,567

		702,551

France - 0.5%
Air Liquide SA, Class A	3,061	387,154
Airbus Group NV	5,252	340,772
Alcatel-Lucent (A)	36,846	134,242
AXA SA	16,631	419,584
BNP Paribas SA	7,602	458,926
Cap Gemini SA	1,833	162,194
Cie de St-Gobain	3,986	178,952
Cie Generale des Etablissements Michelin, Class B	993	104,051
Danone SA	777	50,233
GDF Suez	7,514	139,393
L’Oreal SA	1,083	193,181
LVMH Moet Hennessy Louis Vuitton SE	293	51,333
Orange SA	3,758	57,859
Publicis Groupe SA	3,230	238,816
Renault SA	3,293	342,964
Sanofi	7,604	748,038
Schneider Electric SE	2,494	172,192
Societe Generale SA	2,127	99,286
Sodexo SA	2,051	194,769
Thales SA	4,704	284,029
Total SA	12,022	583,957
Unibail-Rodamco SE, REIT	443	111,962
Vivendi SA	9,117	229,962

		5,683,849

Germany - 0.4%
Allianz SE, Class A	3,072	478,447
BASF SE, Class R	2,452	215,463
Bayer AG	4,956	693,688
Bayerische Motoren Werke AG	2,782	304,506

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Brenntag AG	3,476	$ 199,302
Continental AG	938	221,956
Daimler AG	4,092	372,439
Deutsche Bank AG	3,442	103,415
Deutsche Post AG	10,815	315,956
Deutsche Telekom AG	11,542	198,804
E.ON SE	20,788	276,947
HeidelbergCement AG	1,770	140,360
Infineon Technologies AG	14,668	182,005
K+S AG	2,317	97,603
Linde AG	302	57,203
SAP SE	6,199	432,626
Siemens AG, Class A	1,745	175,768
Telefonica Deutschland Holding AG	29,451	169,749

		4,636,237

Hong Kong - 0.2%
AIA Group, Ltd.	54,400	354,758
BOC Hong Kong Holdings, Ltd.	25,000	104,495
Cathay Pacific Airways, Ltd.	14,000	34,424
Cheung Kong Infrastructure Holdings, Ltd.	8,000	62,078
CK Hutchison Holdings, Ltd.	21,000	309,925
CLP Holdings, Ltd.	5,000	42,443
Galaxy Entertainment Group, Ltd.	10,000	39,734
Hang Lung Properties, Ltd.	20,000	59,601
Hang Seng Bank, Ltd.	5,300	103,586
Henderson Land Development Co., Ltd.	9,800	67,322
HKT Trust & HKT, Ltd.	25,000	29,349
Hong Kong & China Gas Co., Ltd.	27,300	57,336
Hong Kong Exchanges and Clearing, Ltd.	4,300	151,774
Kerry Properties, Ltd.	10,000	39,218
Li & Fung, Ltd.	42,000	33,322
MTR Corp., Ltd.	14,000	65,110
NWS Holdings, Ltd.	6,000	8,716
Power Assets Holdings, Ltd.	5,000	45,539
Sino Land Co., Ltd.	36,000	60,282
Sun Hung Kai Properties, Ltd.	7,000	113,693
Swire Pacific, Ltd., Series A	1,500	18,877
Wharf Holdings, Ltd.	3,000	19,970
Wheelock & Co., Ltd.	3,000	15,384
Yue Yuen Industrial Holdings, Ltd.	4,000	13,339

		1,850,275

Ireland - 0.2%
Accenture PLC, Class A	8,880	859,406
CRH PLC	4,093	115,537
James Hardie Industries PLC, CDI	3,744	50,032
Medtronic PLC	12,730	943,293
Perrigo Co. PLC	760	140,471
Shire PLC	4,063	325,264
XL Group PLC, Class A	8,039	299,051

		2,733,054

Israel - 0.0% (C)
Mobileye NV (A) (B)	4,248	225,866
Teva Pharmaceutical Industries, Ltd., ADR	3,348	197,867

		423,733

Italy - 0.1%
Assicurazioni Generali SpA	11,189	201,581

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Enel SpA	76,791	$ 347,921
Eni SpA, Class B	3,792	67,302
Intesa Sanpaolo SpA	102,801	372,704
Telecom Italia SpA (A)	152,704	193,735
UniCredit SpA, Class A	35,287	237,022

		1,420,265

Japan - 1.2%
Advantest Corp.	3,300	34,352
Ajinomoto Co., Inc.	6,000	129,991
Amada Holdings Co., Ltd.	11,900	125,821
ANA Holdings, Inc.	8,000	21,709
Asahi Group Holdings, Ltd.	600	19,083
Asahi Kasei Corp.	10,000	82,159
Astellas Pharma, Inc.	16,300	232,477
Bandai Namco Holdings, Inc.	4,500	87,069
Bank of Yokohama, Ltd.	16,000	98,130
Bridgestone Corp.	3,800	140,577
Canon, Inc.	3,900	126,909
Central Japan Railway Co.	1,200	216,742
Chiba Bank, Ltd.	16,000	121,976
Chubu Electric Power Co., Inc.	1,400	20,871
Chugai Pharmaceutical Co., Ltd.	1,300	44,879
Citizen Holdings Co., Ltd.	8,100	56,522
COLOPL, Inc.	2,400	48,496
Dai-ichi Life Insurance Co., Ltd.	3,600	70,788
Daicel Corp.	4,400	56,517
Daikin Industries, Ltd.	2,100	151,153
Daiwa House Industry Co., Ltd.	2,700	62,942
Denso Corp.	1,200	59,772
Dentsu, Inc.	2,100	108,788
East Japan Railway Co.	2,700	242,897
Eisai Co., Ltd.	800	53,706
Electric Power Development Co., Ltd.	400	14,136
FANUC Corp.	700	143,449
Fast Retailing Co., Ltd.	400	181,591
Fuji Heavy Industries, Ltd.	3,800	139,971
FUJIFILM Holdings Corp.	2,100	75,045
Fukuoka Financial Group, Inc., Class A	1,000	5,189
Furukawa Electric Co., Ltd.	13,000	23,156
Hakuhodo DY Holdings, Inc.	3,200	34,279
Hirose Electric Co., Ltd.	300	42,971
Hitachi, Ltd.	33,000	217,546
Hokuhoku Financial Group, Inc.	15,000	35,421
Honda Motor Co., Ltd.	7,100	229,821
Hoya Corp.	1,300	52,123
Hulic Co., Ltd.	2,400	21,297
Ibiden Co., Ltd.	5,100	86,261
Isetan Mitsukoshi Holdings, Ltd.	600	10,727
Japan Retail Fund Investment Corp., Class A, REIT	44	88,047
Japan Tobacco, Inc.	6,200	220,902
JFE Holdings, Inc.	2,100	46,612
JX Holdings, Inc.	21,100	91,065
Kansai Electric Power Co., Inc. (A)	13,100	145,092
Kao Corp.	1,300	60,472
Kawasaki Heavy Industries, Ltd.	26,000	121,306
KDDI Corp.	11,700	282,402

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Keyence Corp.	300	$ 161,932
Kirin Holdings Co., Ltd.	1,900	26,175
Kobe Steel, Ltd.	41,000	69,012
Komatsu, Ltd.	1,500	30,114
Kyocera Corp.	800	41,593
Kyushu Electric Power Co., Inc. (A)	5,300	61,494
Mabuchi Motor Co., Ltd.	1,500	94,865
Marubeni Corp.	8,300	47,629
Marui Group Co., Ltd.	4,300	58,113
Mazda Motor Corp.	1,700	33,310
Medipal Holdings Corp.	6,500	106,063
MEIJI Holdings Co., Ltd.	800	103,281
Minebea Co., Ltd.	5,000	82,567
Mitsubishi Corp.	6,900	151,773
Mitsubishi Electric Corp.	15,000	193,896
Mitsubishi Estate Co., Ltd.	4,000	86,171
Mitsubishi Heavy Industries, Ltd.	14,000	85,189
Mitsubishi UFJ Financial Group, Inc.	62,500	449,299
Mitsui & Co., Ltd.	13,200	179,311
Mitsui Chemicals, Inc.	27,000	100,380
Mitsui Fudosan Co., Ltd.	8,000	224,014
Mitsui O.S.K. Lines, Ltd.	3,000	9,609
Mizuho Financial Group, Inc.	80,700	174,740
Murata Manufacturing Co., Ltd.	700	122,172
NGK Spark Plug Co., Ltd.	3,100	85,995
NH Foods, Ltd.	4,000	91,318
Nidec Corp.	1,000	74,887
Nintendo Co., Ltd.	400	66,904
Nippon Express Co., Ltd.	9,000	44,270
Nippon Prologis REIT, Inc.	4	7,367
Nippon Steel & Sumitomo Metal Corp.	63,000	163,388
Nippon Telegraph & Telephone Corp.	5,600	202,865
Nissan Motor Co., Ltd.	21,800	227,111
Nitori Holdings Co., Ltd.	900	73,391
Nitto Denko Corp.	1,400	115,079
Nomura Holdings, Inc.	25,700	174,420
Nomura Real Estate Holdings, Inc.	900	18,899
NSK, Ltd.	7,500	115,884
NTT DOCOMO, Inc.	3,100	59,373
Omron Corp.	1,600	69,551
Oriental Land Co., Ltd.	800	51,085
ORIX Corp.	5,800	86,300
Otsuka Holdings Co., Ltd.	2,400	76,549
Panasonic Corp.	8,300	114,037
Resona Holdings, Inc.	23,300	127,271
Sanwa Holdings Corp.	3,100	26,115
Secom Co., Ltd.	700	45,443
Seiko Epson Corp.	3,000	53,217
Sekisui Chemical Co., Ltd.	9,000	110,528
Seven & I Holdings Co., Ltd.	2,100	90,256
Shimizu Corp.	9,000	75,818
Shin-Etsu Chemical Co., Ltd.	2,800	173,855
SMC Corp.	100	30,122
Softbank Corp.	3,100	182,603
Sompo Japan Nipponkoa Holdings, Inc.	4,100	150,469
Sony Corp. (A)	6,300	178,187
Sumitomo Corp.	3,300	38,397
Sumitomo Electric Industries, Ltd.	2,500	38,751

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	6,900	$ 307,775
Sumitomo Realty & Development Co., Ltd.	1,000	35,082
Suntory Beverage & Food, Ltd.	1,800	71,700
Suzuken Co., Ltd.	3,100	99,293
Suzuki Motor Corp.	800	27,029
Sysmex Corp.	2,200	131,225
T&D Holdings, Inc.	2,400	35,789
Takashimaya Co., Ltd.	11,000	99,767
Takeda Pharmaceutical Co., Ltd.	1,400	67,618
Teijin, Ltd.	7,000	27,168
Terumo Corp.	3,300	79,194
Tokio Marine Holdings, Inc.	5,000	208,114
Tokyo Gas Co., Ltd.	19,000	100,911
Tokyu Corp.	3,000	20,100
Toshiba Corp.	12,000	41,280
Toyota Motor Corp.	13,700	918,259
Unicharm Corp.	3,700	87,961
United Urban Investment Corp., Class A, REIT	16	22,630
Yamaha Motor Co., Ltd.	4,400	96,244
Yamato Holdings Co., Ltd.	3,800	73,572

		13,266,325

Jersey, Channel Islands - 0.0% (C)
Randgold Resources, Ltd.	1,497	100,790

Luxembourg - 0.0% (C)
ArcelorMittal	17,077	166,261

Macau - 0.0% (C)
Sands China, Ltd.	16,400	55,008

Netherlands - 0.2%
ASML Holding NV	1,226	126,703
Heineken Holding NV, Class A	4,019	282,052
ING Groep NV, CVA	25,251	416,917
Koninklijke KPN NV	39,418	150,732
NN Group NV	4,250	119,471
NXP Semiconductors NV (A)	6,308	619,446
Royal Dutch Shell PLC, Class A	23,769	667,205
Royal Dutch Shell PLC, Class B	11,895	337,729

		2,720,255

New Zealand - 0.0% (C)
Contact Energy, Ltd.	3,095	10,508
Meridian Energy, Ltd.	8,619	12,616
Ryman Healthcare, Ltd.	1,673	8,979
Spark New Zealand, Ltd.	13,886	26,300

		58,403

Norway - 0.0% (C)
DNB ASA	14,027	234,009
Telenor ASA	7,499	164,318

		398,327

Portugal - 0.0% (C)
EDP - Energias de Portugal SA	29,942	113,662
Galp Energia SGPS SA, Class B	8,836	103,630

		217,292

Puerto Rico - 0.0% (C)
First BanCorp (A)	5,500	26,510

Singapore - 0.2%
Avago Technologies, Ltd., Class A	8,419	1,119,138

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
CapitaLand Commercial Trust, REIT	21,400	$ 24,787
DBS Group Holdings, Ltd.	9,600	147,473
Global Logistic Properties, Ltd., Class L	17,000	31,934
Hutchison Port Holdings Trust	42,700	26,901
Keppel Corp., Ltd.	10,400	63,473
Kulicke & Soffa Industries, Inc. (A)	7,900	92,509
Oversea-Chinese Banking Corp., Ltd.	16,300	123,201
Singapore Telecommunications, Ltd.	40,300	127,167
United Overseas Bank, Ltd.	6,600	113,050
Wilmar International, Ltd.	12,800	31,172

		1,900,805

Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA	13,696	134,245
Banco Santander SA, Class A	57,815	403,746
Bankia SA (A)	115,449	146,470
Distribuidora Internacional de Alimentacion SA	36,629	279,725
Iberdrola SA	31,070	209,285
Inditex SA	8,273	268,901
Repsol SA, Class A	11,154	195,852
Telefonica SA	25,724	365,650

		2,003,874

Sweden - 0.1%
Assa Abloy AB, B Shares	9,420	177,381
Atlas Copco AB, A Shares	2,500	69,965
Electrolux AB, Series B	6,600	206,841
Nordea Bank AB	6,849	85,428
Sandvik AB	12,943	143,094
Telefonaktiebolaget LM Ericsson, Class B	3,173	32,879
TeliaSonera AB	29,231	172,110

		887,698

Switzerland - 0.6%
ABB, Ltd. (A)	5,906	123,685
ACE, Ltd.	5,522	561,477
Actelion, Ltd. (A)	1,104	161,535
CIE Financiere Richemont SA	5,331	433,630
Credit Suisse Group AG (A)	9,954	273,617
Glencore PLC (A)	15,987	64,130
Holcim, Ltd. (A)	3,622	267,306
Nestle SA	16,933	1,222,501
Novartis AG	9,480	934,362
Roche Holding AG	3,851	1,079,162
Syngenta AG	339	137,783
TE Connectivity, Ltd.	9,711	624,417
UBS Group AG	24,596	521,674
Wolseley PLC	4,110	262,382
Zurich Insurance Group AG (A)	1,112	338,494

		7,006,155

Thailand - 0.0% (C)
Fabrinet (A)	4,600	86,158

United Kingdom - 1.0%
3i Group PLC	28,608	232,168
Anglo American PLC	3,185	45,966
ARM Holdings PLC	4,976	81,078
Associated British Foods PLC	3,999	180,397
AstraZeneca PLC	7,966	503,041

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Aviva PLC	35,810	$ 277,112
BAE Systems PLC	26,279	186,305
Barclays PLC	125,545	513,869
BG Group PLC	18,222	303,349
BP PLC	77,633	512,503
British American Tobacco PLC	12,836	688,757
BT Group PLC, Class A	28,451	201,256
Bunzl PLC	2,076	56,692
Capita PLC	9,961	193,762
Cobham PLC	16,210	66,986
Compass Group PLC	6,712	111,052
Delphi Automotive PLC, Class A	4,390	373,545
Diageo PLC	7,544	218,223
Dixons Carphone PLC	23,979	170,865
Ensco PLC, Class A (B)	4,182	93,133
GlaxoSmithKline PLC	16,163	335,864
Hammerson PLC, REIT	7,032	68,007
HSBC Holdings PLC	78,747	705,392
Imperial Tobacco Group PLC	2,838	136,764
ITV PLC	59,694	246,960
Kingfisher PLC	36,610	199,779
Lloyds Banking Group PLC	413,655	554,022
Marks & Spencer Group PLC	5,828	49,083
National Grid PLC, Class B	16,456	211,299
Next PLC	2,037	238,447
Persimmon PLC (A)	9,102	282,455
Prudential PLC	21,259	511,904
Reckitt Benckiser Group PLC, Class A	4,280	369,065
Rio Tinto PLC	7,923	325,417
Rio Tinto, Ltd.	2,331	96,669
SABMiller PLC	6,980	362,360
Smith & Nephew PLC	6,837	115,376
SSE PLC, Class B	11,460	276,580
Standard Chartered PLC	4,400	70,449
Tesco PLC	17,388	58,071
Unilever NV, CVA	8,838	368,060
Vodafone Group PLC	166,617	601,740
Whitbread PLC	3,003	233,375
WPP PLC, Class A	3,050	68,338

		11,495,535

United States - 15.1%
3D Systems Corp. (A) (B)	800	15,616
8x8, Inc. (A)	1,300	11,648
A. Schulman, Inc.	500	21,860
A.O. Smith Corp.	2,900	208,742
AAR Corp. (B)	600	19,122
Aaron’s, Inc.	900	32,589
Abbott Laboratories	17,072	837,894
Abercrombie & Fitch Co., Class A (B)	1,000	21,510
ABM Industries, Inc.	3,700	121,619
Acadia Healthcare Co., Inc. (A) (B)	5,729	448,753
Acadia Realty Trust, REIT	700	20,377
ACI Worldwide, Inc. (A) (B)	1,700	41,769
Acorda Therapeutics, Inc. (A) (B)	2,500	83,325
Activision Blizzard, Inc.	11,360	275,026
Acuity Brands, Inc.	4,098	737,558
Adobe Systems, Inc. (A)	12,983	1,051,753

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Advance Auto Parts, Inc. (B)	1,100	$ 175,219
Advanced Drainage Systems, Inc. (B)	1,900	55,727
Advanced Energy Industries, Inc. (A)	600	16,494
AECOM (A) (B)	10,550	348,994
Aegion Corp., Class A (A)	3,300	62,502
Aetna, Inc.	7,297	930,076
Affiliated Managers Group, Inc. (A)	2,292	501,031
Affymetrix, Inc. (A) (B)	1,000	10,920
AGCO Corp. (B)	1,200	68,136
AGL Resources, Inc.	1,078	50,192
Air Products & Chemicals, Inc.	2,937	401,870
Alaska Air Group, Inc.	4,275	275,438
Albany International Corp., Class A	400	15,920
Albemarle Corp.	1,600	88,432
Alcoa, Inc. (B)	7,837	87,383
Alexander & Baldwin, Inc.	1,400	55,160
Alexandria Real Estate Equities, Inc., REIT	900	78,714
Alexion Pharmaceuticals, Inc. (A)	3,689	666,861
Align Technology, Inc. (A) (B)	2,100	131,691
Alleghany Corp. (A)	200	93,752
Allergan PLC (A)	1,427	433,037
Alliance Data Systems Corp. (A) (B)	2,194	640,516
Alliant Energy Corp.	1,600	92,352
Allison Transmission Holdings, Inc., Class A (B)	5,920	173,219
Allstate Corp.	2,295	148,877
Amazon.com, Inc. (A)	3,427	1,487,626
AMC Networks, Inc., Class A (A)	1,675	137,099
Amdocs, Ltd.	3,290	179,601
American Assets Trust, Inc., REIT	500	19,605
American Campus Communities, Inc., REIT	1,500	56,535
American Capital Agency Corp., REIT	6,210	114,078
American Eagle Outfitters, Inc. (B)	2,500	43,050
American Equity Investment Life Holding Co.	1,100	29,678
American Financial Group, Inc.	1,700	110,568
American International Group, Inc.	5,989	370,240
American Public Education, Inc. (A)	300	7,716
American States Water Co. (B)	600	22,434
American Tower Corp., Class A, REIT	2,135	199,174
American Water Works Co., Inc.	1,032	50,186
American Woodmark Corp. (A) (B)	1,600	87,760
Ameriprise Financial, Inc.	2,850	356,050
AMERISAFE, Inc.	300	14,118
Amgen, Inc.	5,755	883,508
AMN Healthcare Services, Inc. (A)	600	18,954
Amphenol Corp., Class A	6,404	371,240
Amsurg Corp., Class A (A) (B)	700	48,965
AmTrust Financial Services, Inc. (B)	2,774	181,725
Anadarko Petroleum Corp., Class A	3,517	274,537
Andersons, Inc.	1,300	50,700
ANN, Inc. (A) (B)	600	28,974
Annaly Capital Management, Inc., REIT (B)	5,700	52,383
Anthem, Inc.	6,270	1,029,158
Apollo Education Group, Inc., Class A (A)	11,455	147,540
Apple, Inc.	56,308	7,062,431
Applied Industrial Technologies, Inc.	600	23,790
Applied Materials, Inc., Class A	8,740	167,983
ArcBest Corp.	1,900	60,420
Archer-Daniels-Midland Co.	22,323	1,076,415

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Arctic Cat, Inc.	200	$ 6,642
Arista Networks, Inc. (A)	4,000	326,960
ARRIS Group, Inc. (A) (B)	3,000	91,800
Arrow Electronics, Inc. (A)	3,500	195,300
Ascena Retail Group, Inc., Class B (A) (B)	1,500	24,983
Ashland, Inc.	1,700	207,230
Associated Banc-Corp. (B)	4,900	99,323
Associated Estates Realty Corp., REIT (B)	800	22,904
AT&T, Inc. (B)	25,570	908,246
Atlas Air Worldwide Holdings, Inc. (A)	1,050	57,708
Atmel Corp. (B)	6,700	66,029
Atmos Energy Corp.	3,100	158,968
Atwood Oceanics, Inc. (B)	800	21,152
Automatic Data Processing, Inc.	457	36,665
AutoZone, Inc. (A)	170	113,373
AvalonBay Communities, Inc., REIT	1,621	259,149
Avista Corp. (B)	1,300	39,845
Avnet, Inc.	4,400	180,884
Avon Products, Inc. (B)	6,000	37,560
Axiall Corp.	2,130	76,787
AZZ, Inc.	400	20,720
B&G Foods, Inc. (B)	200	5,706
B/E Aerospace, Inc. (B)	100	5,490
Baker Hughes, Inc.	8,082	498,659
BancorpSouth, Inc. (B)	1,600	41,216
Bank Mutual Corp.	600	4,602
Bank of America Corp.	70,618	1,201,918
Bank of Hawaii Corp. (B)	1,000	66,680
Bank of the Ozarks, Inc. (B)	800	36,600
Banner Corp.	300	14,379
Barnes & Noble, Inc. (A) (B)	600	15,576
Barnes Group, Inc.	2,750	107,222
Basic Energy Services, Inc. (A) (B)	500	3,775
BB&T Corp.	3,674	148,099
BBCN Bancorp, Inc.	1,200	17,748
Becton Dickinson and Co.	235	33,288
Bel Fuse, Inc., Class B	800	16,416
Belden, Inc.	600	48,738
Bemis Co., Inc.	1,500	67,515
Benchmark Electronics, Inc. (A)	4,600	100,188
Berkshire Hathaway, Inc., Class B (A)	5,174	704,233
Best Buy Co., Inc. (B)	9,830	320,556
Big 5 Sporting Goods Corp.	1,900	26,999
Big Lots, Inc. (B)	900	40,491
Bill Barrett Corp. (A) (B)	700	6,013
Bio-Rad Laboratories, Inc., Class A (A)	300	45,183
Biogen, Inc. (A)	2,130	860,392
BioMed Realty Trust, Inc., Class B, REIT (B)	6,600	127,644
Black Hills Corp.	200	8,730
BlackRock, Inc., Class A	800	276,784
Blucora, Inc. (A)	500	8,075
Blue Nile, Inc. (A) (B)	200	6,078
Boise Cascade Co. (A)	1,800	66,024
Boston Private Financial Holdings, Inc. (B)	1,200	16,092
Boston Properties, Inc., REIT	1,519	183,860
Boston Scientific Corp. (A)	34,814	616,208
Bottomline Technologies de, Inc. (A)	475	13,210
Boyd Gaming Corp. (A)	1,300	19,435

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Brinker International, Inc. (B)	1,100	$ 63,415
Bristol-Myers Squibb Co.	13,343	887,843
Bristow Group, Inc. (B)	500	26,650
Brixmor Property Group, Inc., REIT	5,153	119,189
Broadcom Corp., Class A	11,227	578,078
Broadridge Financial Solutions, Inc.	3,900	195,039
Brocade Communications Systems, Inc.	20,075	238,491
Brown & Brown, Inc.	1,300	42,718
Brunswick Corp., Class B (B)	1,400	71,204
Buffalo Wild Wings, Inc. (A) (B)	100	15,669
Bunge, Ltd.	3,595	315,641
Cabot Corp.	900	33,561
Cabot Microelectronics Corp., Class A (A)	300	14,133
Cabot Oil & Gas Corp. (B)	3,124	98,531
CACI International, Inc., Class A (A)	1,300	105,157
Cadence Design Systems, Inc. (A) (B)	4,200	82,572
Cal-Maine Foods, Inc. (B)	400	20,880
Calavo Growers, Inc.	200	10,386
Caleres, Inc. (B)	600	19,068
Calgon Carbon Corp.	900	17,442
California Resources Corp. (B)	4,300	25,972
Callaway Golf Co. (B)	1,050	9,387
Cambrex Corp. (A)	1,825	80,191
Camden Property Trust, REIT (B)	1,200	89,136
Cameron International Corp. (A)	7,560	395,917
Capella Education Co. (B)	200	10,734
Capital One Financial Corp.	2,688	236,463
Cardtronics, Inc. (A) (B)	200	7,410
CareTrust REIT, Inc.	300	3,801
Carlisle Cos., Inc.	6,196	620,344
Carnival Corp.	436	21,534
Carrizo Oil & Gas, Inc. (A)	625	30,775
Carter’s, Inc.	1,000	106,300
Casey’s General Stores, Inc.	600	57,444
Cash America International, Inc. (B)	800	20,952
Caterpillar, Inc. (B)	1,183	100,342
Cathay General Bancorp	1,200	38,940
Cato Corp., Class A	2,500	96,900
CBOE Holdings, Inc.	450	25,749
CBRE Group, Inc., Class A (A)	20,888	772,856
CBS Corp., Class B	4,123	228,826
CDK Global, Inc.	3,000	161,940
CEB, Inc.	500	43,530
Cedar Realty Trust, Inc., REIT	1,000	6,400
Celgene Corp. (A)	11,200	1,296,232
Centene Corp. (A) (B)	2,800	225,120
CenterPoint Energy, Inc.	6,426	122,287
Central Garden & Pet Co., Class A (A) (B)	3,100	35,371
Century Aluminum Co. (A) (B)	700	7,301
CenturyLink, Inc. (B)	8,640	253,843
Cerner Corp. (A)	495	34,185
Charles River Laboratories International, Inc. (A)	800	56,272
Charles Schwab Corp. (B)	9,241	301,719
Charter Communications, Inc., Class A (A)	1,283	219,714
Checkpoint Systems, Inc.	2,500	25,450
Cheesecake Factory, Inc. (B)	1,250	68,169
Cheniere Energy, Inc. (A)	993	68,775
Chesapeake Lodging Trust, REIT	800	24,384

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Chevron Corp.	9,449	$ 911,545
Chico’s FAS, Inc. (B)	4,000	66,520
Children’s Place, Inc.	1,800	117,738
Chipotle Mexican Grill, Inc., Class A (A)	312	188,757
Church & Dwight Co., Inc.	1,800	146,034
Ciena Corp. (A)	1,800	42,624
Cigna Corp.	1,016	164,592
Cinemark Holdings, Inc.	1,500	60,255
Cirrus Logic, Inc. (A)	900	30,627
Cisco Systems, Inc.	16,544	454,298
Citigroup, Inc.	30,628	1,691,891
Citrix Systems, Inc. (A)	500	35,080
City National Corp.	500	45,195
CMS Energy Corp.	6,151	195,848
Coca-Cola Co.	9,953	390,456
Coca-Cola Enterprises, Inc.	2,521	109,512
Cognizant Technology Solutions Corp., Class A (A)	8,210	501,549
Coherent, Inc. (A)	1,575	99,981
Cohu, Inc.	2,525	33,406
Columbia Banking System, Inc.	1,000	32,540
Comcast Corp., Class A	15,510	932,771
Comfort Systems USA, Inc., Class A	500	11,475
Commerce Bancshares, Inc. (B)	100	4,677
Commercial Metals Co.	4,700	75,576
Community Bank System, Inc. (B)	600	22,662
Community Health Systems, Inc. (A)	3,000	188,910
CommVault Systems, Inc. (A) (B)	600	25,446
Compass Minerals International, Inc.	900	73,926
Comstock Resources, Inc. (B)	700	2,331
Comtech Telecommunications Corp.	200	5,810
Con-way, Inc. (B)	2,900	111,273
Concho Resources, Inc. (A) (B)	4,102	467,054
CONMED Corp. (B)	400	23,308
ConocoPhillips	1,380	84,746
Constellation Brands, Inc., Class A	2,687	311,746
Contango Oil & Gas Co., Class A (A)	200	2,454
Convergys Corp. (B)	1,400	35,686
CoreLogic, Inc. (A) (B)	1,200	47,628
CoreSite Realty Corp., REIT	500	22,720
Corning, Inc.	4,933	97,328
Corporate Office Properties Trust, REIT (B)	1,100	25,894
Corrections Corp. of America, REIT (B)	1,900	62,852
CoStar Group, Inc. (A)	1,635	329,060
Costco Wholesale Corp.	3,057	412,878
Cousins Properties, Inc., REIT	3,600	37,368
Cracker Barrel Old Country Store, Inc. (B)	400	59,664
Crane Co.	1,700	99,841
Cree, Inc. (A) (B)	1,575	40,997
Crown Holdings, Inc. (A)	4,740	250,793
CST Brands, Inc.	1,150	44,919
CSX Corp.	10,388	339,168
Cubic Corp.	2,025	96,349
Cummins, Inc.	3,551	465,856
Curtiss-Wright Corp.	2,540	183,998
CVB Financial Corp. (B)	1,300	22,893
CVS Health Corp.	2,973	311,808
Cyberonics, Inc. (A)	400	23,784

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Cynosure, Inc., Class A (A) (B)	2,300	$ 88,734
Cytec Industries, Inc.	1,100	66,583
D.R. Horton, Inc.	1,287	35,212
Dana Holding Corp.	6,200	127,596
Danaher Corp.	400	34,236
Darden Restaurants, Inc.	3,500	248,780
Dealertrack Technologies, Inc. (A) (B)	4,705	295,427
Dean Foods Co. (B)	1,500	24,255
Deckers Outdoor Corp. (A) (B)	500	35,985
Delta Air Lines, Inc.	28,460	1,169,137
Deluxe Corp. (B)	800	49,600
Denbury Resources, Inc. (B)	10,530	66,971
DiamondRock Hospitality Co., REIT	15,486	198,376
Dick’s Sporting Goods, Inc.	3,000	155,310
Diebold, Inc.	800	28,000
Digi International, Inc. (A)	2,075	19,816
DineEquity, Inc.	200	19,818
Diodes, Inc. (A)	500	12,055
Discover Financial Services	11,105	639,870
DISH Network Corp., Class A (A)	2,858	193,515
Dollar General Corp.	6,641	516,271
Domino’s Pizza, Inc.	200	22,680
Dow Chemical Co.	5,925	303,182
Dr. Pepper Snapple Group, Inc.	1,616	117,806
Dril-Quip, Inc., Class A (A)	2,305	173,451
DSP Group, Inc. (A)	1,600	16,528
DST Systems, Inc.	400	50,392
DTS, Inc. (A)	200	6,098
Duke Realty Corp., REIT	4,600	85,422
Dycom Industries, Inc. (A)	500	29,425
E.I. du Pont de Nemours & Co.	7,761	496,316
Eagle Materials, Inc.	3,054	233,112
East-West Bancorp, Inc.	11,221	502,925
EastGroup Properties, Inc., REIT	100	5,623
Eaton Corp. PLC	8,530	575,690
Eaton Vance Corp.	800	31,304
eBay, Inc. (A)	9,250	557,220
Edgewell Personal Care Co.	3,490	459,109
Edison International	6,440	357,935
El Paso Electric Co.	1,200	41,592
Electro Scientific Industries, Inc.	400	2,108
Electronic Arts, Inc. (A)	10,856	721,924
Eli Lilly & Co.	3,805	317,679
EMCOR Group, Inc.	2,100	100,317
Emergent Biosolutions, Inc. (A)	400	13,180
Encore Capital Group, Inc. (A) (B)	300	12,822
Energen Corp.	800	54,640
EnerSys (B)	1,400	98,406
Engility Holdings, Inc.	1,800	45,288
Enova International, Inc. (A) (B)	700	13,076
Ensign Group, Inc.	200	10,212
Entergy Corp., Class B (B)	5,115	360,607
Envision Healthcare Holdings, Inc. (A) (B)	7,456	294,363
EOG Resources, Inc.	3,298	288,740
EPR Properties, REIT (B)	700	38,346
EQT Corp.	2,013	163,737
Equifax, Inc.	459	44,564
Equity One, Inc., REIT	900	21,006

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Essendant, Inc.	500	$ 19,625
Estee Lauder Cos., Inc., Class A	2,175	188,485
Evercore Partners, Inc., Class A	2,100	113,316
EW Scripps Co., Class A	1,200	27,420
Exelon Corp. (B)	10,201	320,515
ExlService Holdings, Inc. (A)	1,400	48,412
Express Scripts Holding Co. (A) (B)	1,861	165,517
Exterran Holdings, Inc. (B)	900	29,385
Extra Space Storage, Inc., REIT	1,500	97,830
Exxon Mobil Corp.	13,838	1,151,322
Ezcorp, Inc., Class A (A)	800	5,944
Facebook, Inc., Class A (A)	30,430	2,609,829
Fair Isaac Corp.	500	45,390
Fairchild Semiconductor International, Inc., Class A (A)	1,800	31,284
Federal Realty Investment Trust, REIT	300	38,427
Federal Signal Corp.	900	13,419
Fidelity National Information Services, Inc.	3,754	231,997
Fifth Third Bancorp	7,821	162,833
Finish Line, Inc., Class A	800	22,256
First American Financial Corp. (B)	3,900	145,119
First Cash Financial Services, Inc. (A)	100	4,559
First Financial Bancorp	800	14,352
First Midwest Bancorp, Inc.	1,100	20,867
First Niagara Financial Group, Inc. (B)	7,100	67,024
FirstMerit Corp.	6,300	131,229
Flowers Foods, Inc. (B)	1,900	40,185
Fluidigm Corp. (A) (B)	5,136	124,291
Fluor Corp.	7,348	389,517
FNB Corp. (B)	900	12,888
Foot Locker, Inc. (B)	2,000	134,020
Ford Motor Co.	7,071	106,136
Fortinet, Inc. (A)	2,000	82,660
Fortune Brands Home & Security, Inc. (B)	8,917	408,577
Franklin Street Properties Corp., REIT	1,100	12,441
Freescale Semiconductor, Ltd. (A)	1,999	79,900
Frontier Communications Corp. (B)	20,565	101,797
FTI Consulting, Inc. (A)	500	20,620
Fulton Financial Corp.	9,400	122,764
FutureFuel Corp.	3,600	46,332
GameStop Corp., Class A (B)	7,372	316,701
Gartner, Inc. (A)	3,506	300,745
GATX Corp.	300	15,945
General Cable Corp.	3,100	61,163
General Communication, Inc., Class A (A)	2,600	44,226
General Dynamics Corp.	2,470	349,974
General Electric Co.	15,670	416,352
General Motors Co.	8,224	274,106
Genesco, Inc. (A) (B)	400	26,412
Gentex Corp. (B)	6,400	105,088
Gentherm, Inc. (A)	125	6,864
Geo Group, Inc., REIT	3,200	109,312
Getty Realty Corp., REIT	400	6,544
Gilead Sciences, Inc.	16,553	1,938,025
Global Payments, Inc.	1,925	199,141
Globe Specialty Metals, Inc.	1,000	17,700
Goldman Sachs Group, Inc.	1,964	410,064
Google, Inc., Class A (A)	1,358	733,374

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Google, Inc., Class C (A)	3,222	$ 1,677,083
Government Properties Income Trust, REIT (B)	600	11,130
Graham Holdings Co., Class B	320	344,016
Great Plains Energy, Inc. (B)	4,400	106,304
Greatbatch, Inc. (A)	300	16,176
Green Dot Corp., Class A (A)	300	5,736
Green Plains, Inc. (B)	1,600	44,080
Group 1 Automotive, Inc.	300	27,249
Guess?, Inc. (B)	925	17,732
Guidewire Software, Inc. (A) (B)	5,726	303,077
Gulf Island Fabrication, Inc.	1,700	18,989
Gulfport Energy Corp. (A)	1,200	48,300
H&R Block, Inc. (B)	2,530	75,015
Hain Celestial Group, Inc. (A) (B)	1,000	65,860
Halliburton Co.	8,097	348,738
Halyard Health, Inc. (A) (B)	1,900	76,950
Hancock Holding Co. (B)	1,200	38,292
Hanmi Financial Corp., Basis B (B)	500	12,420
Hanover Insurance Group, Inc.	2,000	148,060
Harman International Industries, Inc.	2,350	279,509
Harmonic, Inc. (A)	1,300	8,879
Harris Corp.	356	27,380
Harte-Hanks, Inc.	3,200	19,072
Haverty Furniture Cos., Inc.	300	6,486
Hawaiian Electric Industries, Inc.	2,900	86,217
HCA Holdings, Inc. (A)	521	47,265
HCC Insurance Holdings, Inc.	2,600	199,784
HD Supply Holdings, Inc. (A)	12,527	440,700
Headwaters, Inc. (A)	1,075	19,587
Health Net, Inc. (A)	8,090	518,731
Healthcare Realty Trust, Inc., REIT	1,100	25,586
Heartland Payment Systems, Inc. (B)	800	43,240
Heidrick & Struggles International, Inc.	2,700	70,416
Helix Energy Solutions Group, Inc., Class A (A)	5,750	72,623
Herbalife, Ltd. (A) (B)	3,165	174,360
Herman Miller, Inc.	300	8,679
Hershey Co.	2,735	242,950
Hewlett-Packard Co.	17,871	536,309
HFF, Inc., Class A	400	16,692
Highwoods Properties, Inc., REIT	3,588	143,341
Hill-Rom Holdings, Inc.	2,400	130,392
Hilton Worldwide Holdings, Inc. (A)	13,114	361,291
HNI Corp. (B)	600	30,690
HollyFrontier Corp.	7,540	321,883
Hologic, Inc. (A) (B)	7,900	300,674
Home BancShares, Inc.	600	21,936
Home Depot, Inc.	13,785	1,531,927
Home Properties, Inc., REIT	700	51,135
Honeywell International, Inc.	7,327	747,134
Hornbeck Offshore Services, Inc. (A) (B)	500	10,265
Hospitality Properties Trust, REIT (B)	2,100	60,522
Host Hotels & Resorts, Inc., REIT	4,000	79,320
HSN, Inc. (B)	500	35,095
Hub Group, Inc., Class A (A)	500	20,170
Hubbell, Inc., Class B	600	64,968
Humana, Inc., Class A	4,895	936,316
Huntington Ingalls Industries, Inc.	2,970	334,392
ICU Medical, Inc., Class B (A)	1,100	105,226

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
IDACORP, Inc. (B)	1,300	$ 72,982
IDEX Corp.	1,870	146,945
II-VI, Inc. (A) (B)	200	3,796
Illinois Tool Works, Inc., Class A	8,360	767,364
Illumina, Inc. (A) (B)	2,743	598,961
Impax Laboratories, Inc. (A) (B)	1,000	45,920
Independent Bank Corp.	300	14,067
Informatica Corp. (A)	400	19,388
Ingersoll-Rand PLC	955	64,386
Ingram Micro, Inc., Class A (A)	2,250	56,318
Ingredion, Inc.	5,730	457,311
Inland Real Estate Corp., REIT (B)	1,100	10,362
Innophos Holdings, Inc.	300	15,792
Insight Enterprises, Inc. (A)	3,475	103,937
Insperity, Inc.	1,700	86,530
Intercontinental Exchange, Inc.	1,540	344,359
InterDigital, Inc. (B)	500	28,445
Interface, Inc., Class A	925	23,171
International Paper Co.	6,440	306,480
Intuit, Inc.	883	88,980
Invacare Corp.	300	6,489
Invesco, Ltd.	10,540	395,145
ION Geophysical Corp. (A)	16,200	17,334
IPC Healthcare, Inc. (A)	200	11,078
iRobot Corp. (A)	400	12,752
Itron, Inc. (A)	600	20,664
ITT Corp.	3,100	129,704
J&J Snack Foods Corp.	200	22,134
Jabil Circuit, Inc.	5,500	117,095
Jack in the Box, Inc.	1,600	141,056
Janus Capital Group, Inc. (B)	2,000	34,240
Jarden Corp. (A)	8,985	464,974
JB Hunt Transport Services, Inc. (B)	300	24,627
JC Penney Co., Inc. (A) (B)	4,100	34,727
JetBlue Airways Corp. (A) (B)	6,500	134,940
John Bean Technologies Corp.	400	15,036
John Wiley & Sons, Inc., Class A	700	38,059
Johnson & Johnson	10,189	993,020
Johnson Controls, Inc.	1,436	71,125
Jones Lang LaSalle, Inc.	3,450	589,950
Kaiser Aluminum Corp. (B)	400	33,232
KapStone Paper and Packaging Corp. (B)	1,200	27,744
KB Home (B)	1,300	21,580
KBR, Inc.	2,200	42,856
Kennametal, Inc. (B)	1,100	37,532
Keurig Green Mountain, Inc. (B)	457	35,020
KeyCorp	1,860	27,937
Keysight Technologies, Inc. (A)	2,400	74,856
Kilroy Realty Corp., REIT	2,300	154,445
Kimberly-Clark Corp.	2,869	304,028
Kindred Healthcare, Inc.	2,125	43,116
Kirkland’s, Inc.	200	5,574
Kite Pharma, Inc. (A) (B)	2,775	169,192
Kite Realty Group Trust, REIT	4,400	107,668
KLA-Tencor Corp.	6,971	391,840
KLX, Inc. (A)	200	8,826
Kohl’s Corp. (B)	1,100	68,871
Korn/Ferry International	700	24,339

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Kraton Performance Polymers, Inc. (A)	500	$ 11,940
Kroger Co.	14,175	1,027,829
L-3 Communications Holdings, Inc.	1,500	170,070
La-Z-Boy, Inc.	800	21,072
LAM Research Corp. (B)	13,860	1,127,511
Landstar System, Inc. (B)	700	46,809
LaSalle Hotel Properties, REIT (B)	7,280	258,149
Leidos Holdings, Inc.	9,500	383,515
Lennox International, Inc. (B)	3,503	377,238
Lexmark International, Inc., Class A	900	39,780
Liberty Property Trust, Series C, REIT	4,482	144,410
LifePoint Health, Inc. (A)	4,370	379,971
Lincoln Electric Holdings, Inc. (B)	375	22,834
Lincoln National Corp.	3,340	197,795
Liquidity Services, Inc. (A)	3,500	33,705
Lithia Motors, Inc., Class A	850	96,186
Littelfuse, Inc.	300	28,467
Live Nation Entertainment, Inc. (A)	4,800	131,952
LKQ Corp. (A)	1,900	57,466
Lowe’s Cos., Inc.	23,794	1,593,484
Lydall, Inc. (A) (B)	200	5,912
LyondellBasell Industries NV, Class A	7,690	796,069
Mack-Cali Realty Corp., REIT (B)	1,300	23,959
Magellan Health, Inc. (A)	800	56,056
Manpowergroup, Inc.	2,500	223,450
ManTech International Corp., Class A	2,700	78,300
Marathon Oil Corp.	16,039	425,675
Marathon Petroleum Corp.	8,483	443,746
MarineMax, Inc. (A) (B)	300	7,053
MarketAxess Holdings, Inc.	500	46,385
Marriott Vacations Worldwide Corp.	400	36,700
Martin Marietta Materials, Inc. (B)	832	117,736
Masco Corp.	5,928	158,100
Masimo Corp. (A)	700	27,118
Mastercard, Inc., Class A	9,708	907,504
Matrix Service Co. (A)	1,900	34,732
Matson, Inc.	3,700	155,548
Matthews International Corp., Class A	1,625	86,353
MAXIMUS, Inc., Class A (B)	900	59,157
MB Financial, Inc.	800	27,552
McGraw-Hill Financial, Inc.	5,306	532,988
McKesson Corp.	8,624	1,938,761
MDU Resources Group, Inc. (B)	2,000	39,060
Medical Properties Trust, Inc., REIT (B)	2,000	26,220
Medicines Co. (A) (B)	1,200	34,332
Medifast, Inc. (A)	200	6,464
MEDNAX, Inc. (A)	400	29,644
Mentor Graphics Corp.	700	18,501
Merck & Co., Inc.	12,052	686,120
Meredith Corp. (B)	1,100	57,365
Methode Electronics, Inc.	500	13,725
MetLife, Inc.	12,671	709,449
Mettler-Toledo International, Inc. (A)	400	136,584
Microsemi Corp. (A)	2,000	69,900
Microsoft Corp.	76,051	3,357,652
MicroStrategy, Inc., Class A (A)	500	85,040
Mid-America Apartment Communities, Inc., REIT (B)	2,187	159,235

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Minerals Technologies, Inc.	600	$ 40,878
MKS Instruments, Inc.	900	34,146
Mohawk Industries, Inc. (A)	2,367	451,860
Molina Healthcare, Inc. (A) (B)	2,200	154,660
Molson Coors Brewing Co., Class B	5,672	395,962
Momenta Pharmaceuticals, Inc., Class B (A)	9,900	225,819
Mondelez International, Inc., Class A	16,464	677,329
Monster Beverage Corp. (A)	2,449	328,215
Moog, Inc., Class A (A)	500	35,340
Morgan Stanley	17,683	685,924
Mosaic Co.	8,957	419,635
Movado Group, Inc.	300	8,148
MSC Industrial Direct Co., Inc., Class A (B)	100	6,977
MSCI, Inc., Class A	2,900	178,495
Mueller Industries, Inc.	900	31,248
Murphy USA, Inc. (A)	1,000	55,820
Mylan NV (A)	1,505	102,129
Nanometrics, Inc. (A)	200	3,224
National Fuel Gas Co. (B)	500	29,445
National Oilwell Varco, Inc.	10,496	506,747
Natus Medical, Inc. (A)	500	21,280
Navient Corp.	924	16,826
Navigators Group, Inc. (A)	200	15,512
NBT Bancorp, Inc. (B)	500	13,085
NCR Corp. (A)	2,400	72,240
Neenah Paper, Inc.	300	17,688
Netflix, Inc. (A)	938	616,210
NETGEAR, Inc. (A)	500	15,010
New Jersey Resources Corp.	3,900	107,445
New York Community Bancorp, Inc. (B)	1,300	23,894
Newport Corp. (A)	600	11,376
NextEra Energy, Inc.	5,697	558,477
Nimble Storage, Inc. (A) (B)	6,735	188,984
NiSource, Inc., Class B	4,283	195,262
Nordson Corp. (B)	600	46,734
Northrop Grumman Corp.	5,970	947,021
NorthWestern Corp. (B)	600	29,250
NOW, Inc. (A) (B)	1,600	31,856
Nutrisystem, Inc.	400	9,952
NuVasive, Inc. (A)	700	33,166
NVIDIA Corp. (B)	7,650	153,841
NVR, Inc. (A)	100	134,000
Oasis Petroleum, Inc. (A)	12,740	201,929
Occidental Petroleum Corp.	11,798	917,530
Oceaneering International, Inc. (B)	1,400	65,226
Office Depot, Inc. (A) (B)	12,300	106,518
OGE Energy Corp.	2,000	57,140
Oil States International, Inc. (A)	1,700	63,291
Old Dominion Freight Line, Inc. (A)	3,289	225,642
Old National Bancorp	300	4,338
Old Republic International Corp.	4,300	67,209
Olin Corp.	1,200	32,340
OM Group, Inc.	400	13,440
Omnicare, Inc. (B)	1,600	150,800
Omnicell, Inc. (A)	500	18,855
On Assignment, Inc. (A)	600	23,568
ONEOK, Inc.	947	37,388
Oracle Corp.	26,662	1,074,479

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Orbital ATK, Inc. (B)	1,400	$ 102,704
Oshkosh Corp. (B)	1,100	46,618
OSI Systems, Inc. (A)	300	21,237
Outerwall, Inc. (B)	1,000	76,110
P.H. Glatfelter Co.	600	13,194
PACCAR, Inc. (B)	7,586	484,063
Packaging Corp. of America	2,000	124,980
PacWest Bancorp (B)	3,500	163,660
Pall Corp.	3,430	426,863
Palo Alto Networks, Inc. (A) (B)	1,550	270,785
PAREXEL International Corp. (A) (B)	800	51,448
Park Electrochemical Corp.	300	5,748
Parker-Hannifin Corp.	4,019	467,530
Parkway Properties, Inc., REIT	300	5,232
Patterson-UTI Energy, Inc.	1,900	35,749
PDC Energy, Inc. (A) (B)	175	9,387
Penn Virginia Corp. (A) (B)	1,300	5,694
PepsiCo, Inc.	7,353	686,329
Pericom Semiconductor Corp.	3,000	39,450
Perry Ellis International, Inc. (A)	1,500	35,655
PetroQuest Energy, Inc. (A) (B)	800	1,584
Pfizer, Inc.	66,328	2,223,978
PG&E Corp.	2,744	134,730
PharMerica Corp. (A)	450	14,985
Philip Morris International, Inc.	8,688	696,517
Phillips 66	1,081	87,085
Pilgrim’s Pride Corp. (B)	11,290	259,331
Pinnacle Financial Partners, Inc.	500	27,185
Pioneer Energy Services Corp. (A)	900	5,706
Piper Jaffray Cos. (A)	200	8,728
Pitney Bowes, Inc. (B)	13,955	290,404
PNC Financial Services Group, Inc.	4,120	394,078
Polaris Industries, Inc. (B)	300	44,433
Polycom, Inc. (A)	7,800	89,232
Post Holdings, Inc. (A) (B)	100	5,393
Post Properties, Inc., REIT	800	43,496
Potlatch Corp., REIT	2,100	74,172
PPG Industries, Inc.	4,488	514,863
Prestige Brands Holdings, Inc. (A) (B)	700	32,368
Priceline Group, Inc. (A)	399	459,397
PrivateBancorp, Inc., Class A	1,000	39,820
Procter & Gamble Co.	11,866	928,396
Progress Software Corp. (A)	3,900	107,250
Prologis, Inc., Class A, REIT	5,577	206,907
Prosperity Bancshares, Inc.	700	40,418
Provident Financial Services, Inc.	800	15,192
Prudential Financial, Inc.	3,405	298,006
PS Business Parks, Inc., REIT	300	21,645
PTC, Inc. (A)	4,000	164,080
Public Service Enterprise Group, Inc. (B)	13,830	543,242
Public Storage, REIT	202	37,243
PulteGroup, Inc.	8,232	165,875
PVH Corp.	303	34,906
QLogic Corp. (A) (B)	1,300	18,447
Qorvo, Inc. (A)	3,725	299,006
Quaker Chemical Corp.	200	17,768
QUALCOMM, Inc.	2,366	148,183
Quality Systems, Inc.	600	9,942

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Questar Corp. (B)	7,416	$ 155,069
R.R. Donnelley & Sons Co. (B)	12,300	214,389
Rackspace Hosting, Inc. (A)	1,700	63,223
Ralph Lauren Corp., Class A	1,193	157,905
Range Resources Corp. (B)	6,493	320,624
Raymond James Financial, Inc.	3,500	208,530
Red Robin Gourmet Burgers, Inc. (A)	200	17,164
Regal Beloit Corp.	1,800	130,662
Regency Centers Corp., REIT	1,300	76,674
Regeneron Pharmaceuticals, Inc., Class A (A)	1,553	792,232
Reinsurance Group of America, Inc., Class A	900	85,383
Reliance Steel & Aluminum Co.	1,150	69,552
Resources Connection, Inc.	2,800	45,052
Retail Opportunity Investments Corp., REIT	1,300	20,306
Reynolds American, Inc., Class A	1,524	113,782
RLJ Lodging Trust, REIT	5,535	164,832
Rock-Tenn Co., Class A	6,008	361,682
Rofin-Sinar Technologies, Inc. (A)	400	11,040
Rogers Corp. (A)	200	13,228
Rosetta Resources, Inc. (A)	1,150	26,611
Rovi Corp. (A) (B)	10,400	165,880
Rowan Cos. PLC, Class A (B)	1,800	37,998
Royal Caribbean Cruises, Ltd., Class A (B)	3,613	284,307
Royal Gold, Inc. (B)	300	18,477
RPM International, Inc.	3,300	161,601
Rush Enterprises, Inc., Class A (A) (B)	4,134	108,352
Ruth’s Hospitality Group, Inc.	5,575	89,869
Ryland Group, Inc. (B)	700	32,459
Sanderson Farms, Inc. (B)	1,300	97,708
SanDisk Corp.	3,020	175,824
Sanmina Corp. (A) (B)	2,300	46,368
Saul Centers, Inc., REIT	200	9,838
Schlumberger, Ltd.	3,964	341,657
Schweitzer-Mauduit International, Inc. (B)	1,600	63,808
Science Applications International Corp.	2,300	121,555
Scientific Games Corp., Class A (A) (B)	1,000	15,540
Scotts Miracle-Gro Co., Class A	2,000	118,420
Sealed Air Corp., Class A	7,636	392,338
SEI Investments Co.	4,500	220,635
Select Comfort Corp. (A)	800	24,056
Selective Insurance Group, Inc. (B)	800	22,440
Seneca Foods Corp., Class A (A)	500	13,885
Senior Housing Properties Trust, REIT	2,800	49,140
ServiceNow, Inc. (A) (B)	3,085	229,246
Sherwin-Williams Co.	1,859	511,262
Signature Bank (A)	3,870	566,529
Silgan Holdings, Inc.	1,000	52,760
Simmons First National Corp., Class A	500	23,340
Simon Property Group, Inc., REIT	1,267	219,216
Sirius XM Holdings, Inc. (A) (B)	8,907	33,223
Sirona Dental Systems, Inc. (A) (B)	1,700	170,714
Skechers U.S.A., Inc., Class A (A)	600	65,874
SLM Corp. (A)	5,900	58,233
SM Energy Co. (B)	1,000	46,120
SolarWinds, Inc. (A)	2,600	119,938
Sonoco Products Co.	900	38,574
Southwest Airlines Co.	8,205	271,503
Southwest Gas Corp.	800	42,568

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Sovran Self Storage, Inc., REIT	400	$ 34,764
SpartanNash Co.	2,125	69,148
Spectrum Brands Holdings, Inc., Class A	700	71,393
Spirit Aerosystems Holdings, Inc., Class A (A)	6,800	374,748
Spok Holdings, Inc.	1,300	21,892
Sprouts Farmers Market, Inc. (A) (B)	10,876	293,434
SPX Corp.	1,918	138,844
Stamps.com, Inc. (A)	200	14,714
StanCorp Financial Group, Inc., Class A	100	7,561
Standex International Corp.	200	15,986
Starbucks Corp.	16,819	901,751
State Street Corp.	3,493	268,961
Steel Dynamics, Inc.	4,300	89,075
Stepan Co.	1,650	89,282
Steven Madden, Ltd., Class B (A)	1,200	51,336
Stewart Information Services Corp.	300	11,940
Stifel Financial Corp. (A)	900	51,966
Stone Energy Corp. (A) (B)	1,900	23,921
Stryker Corp.	4,186	400,056
Sturm Ruger & Co., Inc. (B)	250	14,363
Summit Hotel Properties, Inc., REIT	2,700	35,127
SunEdison, Inc. (A) (B)	1,425	42,622
Superior Energy Services, Inc. (B)	4,650	97,836
SUPERVALU, Inc. (A) (B)	7,600	61,484
SVB Financial Group (A)	1,784	256,860
Sykes Enterprises, Inc. (A)	3,100	75,175
Synaptics, Inc. (A) (B)	500	43,368
Synchrony Financial (A)	2,287	75,311
Synopsys, Inc. (A)	4,600	232,990
Synovus Financial Corp. (B)	1,900	58,558
T-Mobile US, Inc. (A)	521	20,199
Take-Two Interactive Software, Inc. (A) (B)	4,200	115,794
Tanger Factory Outlet Centers, Inc., REIT (B)	1,400	44,380
Target Corp.	16,170	1,319,957
Taubman Centers, Inc., REIT	2,000	139,000
TCF Financial Corp.	2,500	41,525
TD Ameritrade Holding Corp.	13,330	490,811
Teledyne Technologies, Inc. (A)	500	52,755
Telephone & Data Systems, Inc.	3,650	107,310
Tempur-Pedic International, Inc. (A)	900	59,310
Tennant Co.	300	19,602
Teradyne, Inc. (B)	16,000	308,640
Terex Corp. (B)	2,800	65,100
Tesco Corp., Class B	475	5,178
Tesla Motors, Inc. (A) (B)	1,549	415,535
Tesoro Corp.	2,325	196,253
Tetra Tech, Inc.	4,000	102,560
Texas Instruments, Inc.	6,971	359,076
Texas Roadhouse, Inc., Class A (B)	900	33,687
Thermo Fisher Scientific, Inc.	1,274	165,314
Thor Industries, Inc.	700	39,396
Thoratec Corp. (A) (B)	900	40,113
Tidewater, Inc. (B)	800	18,184
Tiffany & Co.	755	69,309
Time Warner Cable, Inc.	1,030	183,515
Time Warner, Inc.	22,978	2,008,507
Timken Co.	1,200	43,884
TJX Cos., Inc.	7,095	469,476

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Toll Brothers, Inc. (A)	10,644	$ 406,494
Tompkins Financial Corp.	200	10,744
Towers Watson & Co., Class A	900	113,220
Travelers Cos., Inc.	2,955	285,630
Trex Co., Inc. (A) (B)	5,879	290,599
Trimble Navigation, Ltd. (A)	3,100	72,726
Trinity Industries, Inc. (B)	2,500	66,075
Triumph Group, Inc. (B)	500	32,995
TrueBlue, Inc. (A)	200	5,980
TrustCo Bank Corp.	1,300	9,139
Trustmark Corp., Class A	1,200	29,976
Tupperware Brands Corp. (B)	700	45,178
Twenty-First Century Fox, Inc., Class A (B)	21,873	711,857
U.S. Steel Corp. (B)	8,118	167,393
UDR, Inc., REIT (B)	3,700	118,511
UGI Corp.	15,742	542,312
UIL Holdings Corp.	800	36,656
Ulta Salon Cosmetics & Fragrance, Inc. (A)	2,873	443,735
Ultratech, Inc. (A) (B)	400	7,424
UMB Financial Corp. (B)	550	31,361
Umpqua Holdings Corp. (B)	4,500	80,955
Union Pacific Corp.	9,165	874,066
Unit Corp. (A) (B)	600	16,272
United Community Banks, Inc.	600	12,522
United Continental Holdings, Inc. (A)	5,340	283,073
United Fire Group, Inc.	550	18,018
United Technologies Corp.	9,608	1,065,815
United Therapeutics Corp. (A)	1,100	191,345
UnitedHealth Group, Inc.	13,220	1,612,840
Universal Electronics, Inc. (A)	1,600	79,744
Universal Forest Products, Inc.	300	15,609
Universal Health Realty Income Trust, REIT	200	9,292
Urban Outfitters, Inc. (A) (B)	4,682	163,870
Urstadt Biddle Properties, Inc., Class A, REIT	300	5,604
Valero Energy Corp.	15,212	952,271
Valspar Corp. (B)	1,075	87,957
VCA, Inc. (A)	2,900	157,774
Vectren Corp.	2,800	107,744
Veeva Systems, Inc., Class A (A) (B)	8,795	246,524
VeriFone Systems, Inc. (A) (B)	8,086	274,601
VeriSign, Inc. (A) (B)	5,385	332,362
Veritiv Corp. (A) (B)	1,100	40,106
Verizon Communications, Inc.	24,145	1,125,398
Vertex Pharmaceuticals, Inc. (A)	6,178	762,859
VF Corp.	5,175	360,904
Viad Corp.	300	8,133
Virtus Investment Partners, Inc. (B)	100	13,225
Visa, Inc., Class A (B)	31,573	2,120,127
Vishay Intertechnology, Inc. (B)	2,100	24,528
Vista Outdoor, Inc. (A) (B)	950	42,655
Vitamin Shoppe, Inc. (A)	200	7,454
Vornado Realty Trust, Class A, REIT	1,830	173,722
VOXX International Corp., Class A (A)	2,300	19,044
Voya Financial, Inc.	2,200	102,234
Wabtec Corp.	1,500	141,360
Waddell & Reed Financial, Inc., Class A (B)	1,200	56,772
Wal-Mart Stores, Inc.	1,361	96,536
Walgreens Boots Alliance, Inc.	245	20,688

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Walker & Dunlop, Inc. (A)	450	$ 12,033
Watsco, Inc.	2,821	349,071
Watts Water Technologies, Inc., Class A	200	10,370
Wayfair, Inc., Class A (A) (B)	6,939	261,184
Webster Financial Corp.	1,300	51,415
Weingarten Realty Investors, REIT	1,800	58,842
WellCare Health Plans, Inc. (A) (B)	900	76,347
Wells Fargo & Co.	57,249	3,219,684
West Pharmaceutical Services, Inc. (B)	100	5,808
Western Refining, Inc.	1,000	43,620
Western Union Co. (B)	6,200	126,046
WGL Holdings, Inc.	100	5,429
WhiteWave Foods Co., Class A (A) (B)	2,500	122,200
Williams-Sonoma, Inc., Class A	1,200	98,724
Wilshire Bancorp, Inc.	900	11,367
Wintrust Financial Corp.	700	37,366
Wolverine World Wide, Inc. (B)	9,387	267,342
Workday, Inc., Class A (A) (B)	2,049	156,523
World Acceptance Corp. (A) (B)	200	12,302
World Fuel Services Corp. (B)	1,100	52,745
Worthington Industries, Inc.	800	24,048
WP GLIMCHER, Inc., REIT	2,400	32,472
WPX Energy, Inc. (A) (B)	13,740	168,727
WR Berkley Corp. (B)	1,300	67,509
Xcel Energy, Inc.	7,871	253,289
Xerox Corp. (B)	2,172	23,110
Zebra Technologies Corp., Class A (A)	700	77,735
Zumiez, Inc. (A) (B)	300	7,989

		175,414,528

Total Common Stocks (Cost $234,789,928)		241,790,336

CONVERTIBLE PREFERRED STOCK - 0.0% (C)
Germany - 0.0% (C)
Volkswagen AG 2.44% (M)	437	101,335

Total Convertible Preferred Stock (Cost $105,925)		101,335

PREFERRED STOCK - 0.0% (C)
Germany - 0.0% (C)
Henkel AG & Co. KGaA 1.29% (M)	3,872	434,260

Total Preferred Stock (Cost $461,900)		434,260

INVESTMENT COMPANY - 2.8%
United States - 2.8%
JPMorgan Value Advantage Fund (D)	1,095,254	32,846,664

Total Investment Company (Cost $33,000,000)		32,846,664

MASTER LIMITED PARTNERSHIP - 0.0% (C)
Bermuda - 0.0% (C)
Lazard, Ltd., Class A	7,554	424,837

Total Master Limited Partnership (Cost $404,918)		424,837

	Shares	Value
RIGHT - 0.0% (C)
Spain - 0.0% (C)
Repsol SA (A)	11,154	$ 5,782

Total Right (Cost $6,064)		5,782

	Principal	Value
ASSET-BACKED SECURITIES - 7.4%
Cayman Islands - 0.0% (C)
Carlyle Global Market Strategies Commodities Funding, Ltd.
Series 2014-1A, Class A
2.18%, 10/15/2021 (E) (F) (G)	$ 433,334	433,334

Ireland - 0.1%
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A
1.14%, 10/15/2021 (E) (F) (G) (H)	744,000	744,278

United States - 7.3%
Aames Mortgage Investment Trust
Series 2005-3, Class M1
0.98%, 08/25/2035 (E) (F)	302,443	288,081
Academic Loan Funding Trust
Series 2012-1A, Class A1
0.99%, 12/27/2022 (E) (F)	261,902	262,111
Series 2013-1A, Class A
0.99%, 12/26/2044 (E) (F)	315,616	314,921
Ally Auto Receivables Trust
Series 2012-3, Class A3
0.85%, 08/15/2016	3,939	3,940
Series 2013-2, Class A3
0.79%, 01/15/2018	373,838	374,026
Series 2013-2, Class A4
1.24%, 11/15/2018	120,000	120,137
Series 2013-SN1, Class A3
0.72%, 05/20/2016	16,869	16,870
Series 2014-SN2, Class A3
1.03%, 09/20/2017	165,000	164,863
Series 2015-SN1, Class A2A
0.93%, 06/20/2017	343,750	343,798
Series 2015-SN1, Class A3
1.21%, 12/20/2017	152,000	152,248
American Credit Acceptance Receivables Trust
Series 2013-1, Class A
1.45%, 04/16/2018 (F)	40,474	40,478
Series 2014-1, Class A
1.14%, 03/12/2018 (F)	12,633	12,630
Series 2014-2, Class A
0.99%, 10/10/2017 (F)	246,356	246,164
Series 2014-2, Class B
2.26%, 03/10/2020 (F)	227,000	227,130
Series 2014-4, Class A
1.33%, 07/10/2018 (F)	225,226	225,157
Series 2015-1, Class A
1.43%, 08/12/2019 (F)	367,720	367,305
Series 2015-2, Class A
1.57%, 06/12/2019 (F)	436,000	435,638
American Homes 4 Rent Trust
Series 2014-SFR2, Class E
6.23%, 10/17/2036 (F)	150,000	161,139

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
American Homes 4 Rent Trust (continued)
Series 2014-SFR3, Class E
6.42%, 12/17/2036 (F)	$ 175,000	$ 187,619
Series 2015-SFR1, Class A
3.47%, 04/17/2052 (F)	249,252	247,804
Series 2015-SFR1, Class E
5.64%, 04/17/2052 (F)	192,500	198,973
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2043 (F)	225,000	223,869
Series 2013-2A, Class 2A
3.07%, 03/15/2048 (F)	450,000	440,493
AmeriCredit Automobile Receivables Trust
Series 2013-1, Class A3
0.61%, 10/10/2017	8,708	8,707
Series 2013-2, Class A3
0.65%, 12/08/2017	234,617	234,530
Series 2013-4, Class A3
0.96%, 04/09/2018	558,589	559,274
Series 2013-5, Class A3
0.90%, 09/10/2018	400,000	399,979
Series 2014-1, Class A3
0.90%, 02/08/2019	850,000	848,776
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-10, Class M1
1.23%, 12/25/2033 (E)	714,612	664,233
Series 2003-10, Class M2
2.73%, 12/25/2033 (E)	759,866	732,582
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-W1, Class M3
3.78%, 09/25/2033	531,103	529,806
Series 2003-W9, Class M3B
3.30%, 01/25/2034 (E)	988,253	923,518
AXIS Equipment Finance Receivables II LLC
Series 2013-1A, Class A
1.75%, 03/20/2017 (F)	114,819	114,831
AXIS Equipment Finance Receivables III LLC
Series 2015-1A, Class A2
1.90%, 03/20/2020 (F)	302,000	302,043
B2R Mortgage Trust
Series 2015-1, Class A1
2.52%, 05/15/2048 (F)	234,037	232,795
Banc of America Funding Corp.
Series 2012-R6, Class 1A1
3.00%, 10/26/2039 (F) (G)	179,264	177,776
BCC Funding X LLC
Series 2015-1, Class A2
2.22%, 10/20/2020 (F)	501,000	502,091
Blue Elephant Loan Trust
Series 2015-1, Class A
3.12%, 12/15/2022 (F)	545,177	545,050
BMW Vehicle Owner Trust
Series 2013-A, Class A3
0.67%, 11/27/2017	128,759	128,881
Series 2014-A, Class A2
0.53%, 04/25/2017	225,004	225,066

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
BMW Vehicle Owner Trust (continued)
Series 2014-A, Class A3
0.97%, 11/26/2018	$ 240,000	$ 239,980
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 (F)	59,363	59,063
Cabela’s Credit Card Master Note Trust
Series 2012-1A, Class A1
1.63%, 02/18/2020 (F)	100,000	100,859
California Republic Auto Receivables Trust
Series 2012-1, Class A
1.18%, 08/15/2017 (F)	114,599	114,740
CAM Mortgage LLC
Series 2015-1, Class A
3.50%, 07/15/2064 (E) (F)	650,000	650,000
Capital Auto Receivables Asset Trust
Series 2013-3, Class A3
1.31%, 12/20/2017	400,000	401,253
Series 2013-4, Class A3
1.09%, 03/20/2018	431,000	431,483
Series 2014-2, Class A2
0.91%, 04/20/2017	500,000	500,031
CarFinance Capital Auto Trust
Series 2013-2A, Class A
1.75%, 11/15/2017 (F)	22,965	22,993
Series 2014-1A, Class A
1.46%, 12/17/2018 (F)	145,243	145,052
Series 2014-1A, Class B
2.72%, 04/15/2020 (F)	125,000	126,036
Series 2014-2A, Class A
1.44%, 11/16/2020 (F)	337,986	337,354
Series 2015-1A, Class A
1.75%, 06/15/2021 (F)	370,042	370,346
CarMax Auto Owner Trust
Series 2013-1, Class A3
0.60%, 10/16/2017	121,693	121,606
Series 2013-4, Class A3
0.80%, 07/16/2018	154,000	153,991
Series 2013-4, Class A4
1.28%, 05/15/2019	83,000	83,084
Series 2014-2, Class A3
0.98%, 01/15/2019	421,000	421,332
CarNow Auto Receivables Trust
Series 2014-1A, Class A
0.96%, 01/17/2017 (F)	116,473	116,410
Chase Funding Trust
Series 2003-2, Class 2A2
0.74%, 02/25/2033 (E)	258,024	234,280
Series 2003-5, Class 2A2
0.79%, 07/25/2033 (E)	762,734	701,880
Chrysler Capital Auto Receivables Trust
Series 2014-AA, Class A3
0.83%, 09/17/2018 (F)	300,000	300,127
Concord Funding Co. LLC
Series 2012-2, Class A
3.15%, 01/15/2017 (F)	400,000	400,000
Consumer Credit Origination Loan Trust
Series 2015-1, Class A
2.82%, 03/15/2021 (F)	254,934	256,442

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
CPS Auto Receivables Trust
Series 2011-B, Class A
3.68%, 09/17/2018 (F)	$ 26,802	$ 27,051
Series 2011-C, Class A
4.21%, 03/15/2019 (F)	17,149	17,421
Series 2012-A, Class A
2.78%, 06/17/2019 (F)	15,910	16,092
Series 2012-B, Class A
2.52%, 09/16/2019 (F)	73,650	74,116
Series 2013-A, Class A
1.31%, 06/15/2020 (F)	78,808	78,602
Series 2013-C, Class A
1.64%, 04/16/2018 (F)	202,630	203,048
Series 2013-D, Class A
1.54%, 07/16/2018 (F)	353,622	354,146
Series 2014-A, Class A
1.21%, 08/15/2018 (F)	207,894	207,675
Series 2014-C, Class A
1.31%, 02/15/2019 (F)	400,350	400,289
Series 2014-C, Class C
3.77%, 08/17/2020 (F)	100,000	99,945
Series 2014-D, Class A
1.49%, 04/15/2019 (F)	609,098	612,041
Series 2014-D, Class C
4.35%, 11/16/2020 (F)	100,000	101,361
Series 2015-A, Class A
1.53%, 07/15/2019 (F)	484,173	486,193
Series 2015-A, Class C
4.00%, 02/16/2021 (F)	100,000	99,896
CPS Auto Trust
Series 2012-C, Class A
1.82%, 12/16/2019 (F)	37,867	38,060
Series 2012-D, Class A
1.48%, 03/16/2020 (F)	33,547	33,623
Series 2015-B, Class A
1.65%, 11/15/2019 (F)	650,000	650,670
Credit Acceptance Auto Loan Trust
Series 2012-2A, Class A
1.52%, 03/16/2020 (F)	32,139	32,177
Series 2013-1A, Class A
1.21%, 10/15/2020 (F)	575,385	576,048
Series 2014-1A, Class A
1.55%, 10/15/2021 (F)	300,000	300,071
Drive Auto Receivables Trust
Series 2015-AA, Class A2
1.01%, 11/15/2017 (F)	700,000	700,302
Series 2015-AA, Class D
4.12%, 06/15/2022 (F)	294,000	297,158
Series 2015-BA, Class B
2.12%, 06/17/2019 (F)	408,000	407,951
Series 2015-BA, Class D
3.84%, 07/15/2021 (F)	400,000	399,312
DT Auto Owner Trust
Series 2014-1A, Class A
0.66%, 07/17/2017 (F)	1,563	1,563
Series 2014-3A, Class A
0.98%, 04/16/2018 (F)	405,214	405,176
Series 2015-1A, Class A
1.06%, 09/17/2018 (F)	354,243	354,333

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Exeter Automobile Receivables Trust
Series 2013-1A, Class A
1.29%, 10/16/2017 (F)	$ 185,097	$ 185,269
Series 2013-2A, Class A
1.49%, 11/15/2017 (F)	155,841	156,094
Series 2014-1A, Class A
1.29%, 05/15/2018 (F)	213,745	213,980
Series 2014-2A, Class A
1.06%, 08/15/2018 (F)	269,087	268,683
Series 2014-2A, Class C
3.26%, 12/16/2019 (F)	65,000	64,686
Series 2014-3A, Class A
1.32%, 01/15/2019 (F)	642,374	642,397
Series 2015-2A, Class A
1.54%, 11/15/2019 (F)	494,867	494,795
Fifth Third Auto Trust
Series 2013-1, Class A3
0.88%, 10/16/2017	143,360	143,484
Series 2014-3, Class A2A
0.57%, 05/15/2017	272,410	272,368
Series 2014-3, Class A3
0.96%, 03/15/2019	155,000	154,687
First Investors Auto Owner Trust
Series 2012-2A, Class A2
1.47%, 05/15/2018 (F)	15,573	15,588
Series 2013-1A, Class A2
0.90%, 10/15/2018 (F)	95,238	95,211
Series 2013-3A, Class A3
1.44%, 10/15/2019 (F)	400,000	400,887
Series 2014-3A, Class A2
1.06%, 11/15/2018 (F)	424,253	424,162
Series 2014-3A, Class A3
1.67%, 11/16/2020 (F)	193,000	192,855
Series 2015-1A, Class A2
1.21%, 04/15/2019 (F)	330,000	329,957
FirstKey Lending Trust
Series 2015-SFR1, Class A
2.55%, 03/09/2047 (F)	665,416	666,048
Series 2015-SFR1, Class B
3.42%, 03/09/2047 (F)	240,000	241,422
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 04/16/2018 (F)	71,291	71,351
Series 2013-2, Class A
1.94%, 01/15/2019 (F)	187,980	188,922
Series 2014-1, Class A
1.21%, 04/15/2019 (F)	246,000	245,685
Series 2014-1, Class B
2.55%, 02/18/2020 (F)	50,000	50,213
Series 2014-2, Class A
1.43%, 12/16/2019 (F)	370,396	370,064
Series 2014-2, Class B
2.84%, 11/16/2020 (F)	134,000	134,983
Series 2014-2, Class C
3.95%, 12/15/2020 (F)	66,000	66,935
Series 2015-1, Class A
1.63%, 06/15/2020 (F)	627,844	628,221

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Ford Credit Auto Lease Trust
Series 2013-B, Class A3
0.76%, 09/15/2016	$ 244,225	$ 244,335
Series 2013-B, Class A4
0.96%, 10/15/2016	125,000	125,254
Series 2014-A, Class A2A
0.50%, 10/15/2016	104,124	104,119
Series 2014-B, Class A3
0.89%, 09/15/2017	139,000	139,167
Series 2014-B, Class A4
1.10%, 11/15/2017	88,000	88,094
Ford Credit Auto Owner Trust
Series 2012-B, Class A3
0.72%, 12/15/2016	1,583	1,583
Series 2014-B, Class A3
0.90%, 10/15/2018	237,000	236,962
Series 2014-C, Class A2
0.61%, 08/15/2017	879,220	879,256
Series 2014-C, Class A3
1.06%, 05/15/2019	611,000	611,495
Series 2015-B, Class A2A
0.72%, 03/15/2018	747,000	746,408
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A2
0.57%, 01/15/2018 (E)	112,000	112,052
FRT Trust
Series 2013-1A, Class A1N
3.96%, 10/25/2033 (F) (G) (I)	3,417	3,417
Series 2013-1A, Class AR
4.21%, 10/25/2018 (F) (G) (I)	7,213	7,213
GCAT
Series 2014-1, Class A1
3.23%, 07/25/2019 (E) (F)	372,487	374,766
GLC II Trust
Series 2014-A, Class A
4.00%, 12/18/2020 (F)	758,374	758,374
GLC Trust
Series 2014-A, Class A
3.00%, 07/15/2021 (F)	613,295	610,688
GLS Auto Receivables Trust
Series 2015-1A, Class A
2.47%, 12/15/2020	628,000	627,972
GM Financial Automobile Leasing Trust
Series 2014-1A, Class A2
0.61%, 07/20/2016 (F)	361,186	360,899
GMAT Trust
Series 2013-1A, Class A
3.97%, 11/25/2043 (F) (I)	214,758	215,265
Series 2014-1A, Class A
3.72%, 02/25/2044 (F) (I)	57,114	57,042
GO Financial Auto Securitization Trust
Series 2015-1, Class A
1.81%, 03/15/2018 (F)	797,662	796,938
Gold Key Resorts LLC
Series 2014-A, Class A
3.22%, 03/17/2031 (F)	317,817	319,197

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T7, Class AT7
1.98%, 11/15/2046 (F)	$ 428,000	$ 425,860
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 (F)	146,000	145,854
Series 2013-T1, Class A2
1.50%, 01/16/2046 (F)	210,000	209,790
Series 2013-T1, Class B2
1.74%, 01/16/2046 (F)	124,000	123,876
Series 2014-T2, Class AT2
2.22%, 01/15/2047 (F)	277,000	276,446
Honda Auto Receivables Owner Trust
Series 2013-4, Class A3
0.69%, 09/18/2017	378,766	378,493
Series 2013-4, Class A4
1.04%, 02/18/2020	140,000	140,261
Series 2014-1, Class A2
0.41%, 09/21/2016	222,520	222,473
Series 2014-2, Class A3
0.77%, 03/19/2018	186,000	185,703
Series 2015-1, Class A2
0.70%, 06/15/2017	456,000	455,877
Hyundai Auto Receivables Trust
Series 2013-A, Class A4
0.75%, 09/17/2018	200,000	199,786
Series 2014-B, Class A3
0.90%, 12/17/2018	351,000	350,756
Series 2015-A, Class A2
0.68%, 10/16/2017	750,000	750,468
John Deere Owner Trust
Series 2012-B, Class A4
0.69%, 01/15/2019	182,000	182,110
Series 2014-A, Class A2
0.45%, 09/15/2016	244,252	244,248
KGS Alpha SBA Coof Trust, Interest Only STRIPS
0.95%, 08/25/2038	2,495,188	86,552
Series 2013-2, Class A
1.55%, 03/25/2039 (E) (F)	1,725,187	95,964
Series 2014-2, Class A
3.04%, 04/25/2040 (E) (F)	845,437	122,720
Madison Avenue Manufactured Housing Contract Trust
Series 2002-A, Class M2
2.44%, 03/25/2032 (E)	39,214	39,210
MarketPlace Loan Trust
Series 2015-OD1, Class A
3.25%, 06/15/2016	400,000	400,000
MMCA Auto Owner Trust
Series 2012-A, Class A4
1.57%, 08/15/2017 (F)	72,845	72,996
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-NC2, Class M1
1.01%, 12/25/2033 (E)	435,001	401,113

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Nationstar Agency Advance Funding Trust
Series 2013-T2A, Class AT2
1.89%, 02/18/2048 (F)	$ 100,000	$ 98,240
Nationstar HECM Loan Trust
Series 2015-1A, Class A
3.84%, 05/25/2018 (F)	273,657	273,666
Navitas Equipment Receivables LLC
Series 2013-1, Class A
1.95%, 11/15/2016 (F)	57,506	57,512
Nissan Auto Lease Trust
Series 2013-B, Class A3
0.75%, 06/15/2016	131,730	131,745
Series 2015-A, Class A2A
0.99%, 11/15/2017	450,000	449,955
Nissan Auto Receivables Owner Trust
Series 2014-A, Class A2
0.42%, 11/15/2016	136,873	136,880
Series 2014-B, Class A3
1.11%, 05/15/2019	240,000	240,305
Normandy Mortgage Loan Co. LLC
Series 2013-NPL3, Class A
4.95%, 09/16/2043 (F) (I)	625,712	624,773
NRPL Trust
Series 2015-2A, Class A1
3.75%, 10/25/2057 (E) (F)	608,200	605,309
NYMT Residential LLC
Series 2012-RP1A
4.25%, 12/25/2017 (E) (F) (G)	284,192	284,192
Oak Hill Advisors Residential Loan Trust
Series 2014-NPL2, Class A1
3.48%, 04/25/2054 (F) (I)	631,835	634,428
Series 2015-NPL1, Class A1
3.47%, 01/25/2055 (F) (I)	523,033	523,234
Ocwen Freddie Advance Funding LLC
2.05%, 09/15/2045	588,000	588,000
Series 2015-T1, Class AT1
2.06%, 11/15/2045 (F)	170,000	170,000
OnDeck Asset Securitization Trust LLC
Series 2014-1A, Class A
3.15%, 05/17/2018 (F)	491,000	492,412
OneMain Financial Issuance Trust
Series 2014-1A, Class A
2.43%, 06/18/2024 (F)	589,000	592,298
Series 2014-1A, Class B
3.24%, 06/18/2024 (F)	100,000	100,601
Series 2014-2A, Class A
2.47%, 09/18/2024 (F)	918,000	922,875
Series 2014-2A, Class B
3.02%, 09/18/2024 (F)	280,000	282,181
Series 2015-1A, Class A
3.19%, 03/18/2026 (F)	863,000	875,263
Series 2015-2A, Class A
2.57%, 07/18/2025 (F)	1,138,000	1,138,865
Series 2015-2A, Class B
3.10%, 07/18/2025 (F)	279,000	279,865
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-MCW1, Class M1
1.12%, 10/25/2034 (E)	68,532	68,276

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
PFS Tax Lien Trust
Series 2014-1
1.44%, 04/15/2016 (F)	$ 91,899	$ 92,155
Prestige Auto Receivables Trust
Series 2013-1A, Class A2
1.09%, 02/15/2018 (F)	99,139	99,183
Series 2014-1A, Class A2
0.97%, 03/15/2018 (F)	484,560	484,937
Progreso Receivables Funding II LLC
Series 2014-A, Class A
3.50%, 07/08/2019 (F)	600,000	603,284
Progreso Receivables Funding III LLC
Series 2015-1, Class A
3.63%, 02/08/2020 (F)	589,000	590,292
Progreso Receivables Funding LLC
Series 2015-B, Class A
3.00%, 07/28/2020	250,000	250,000
Progress Residential Trust
Series 2015-SFR2, Class A
2.74%, 06/12/2032 (F)	710,000	704,562
Series 2015-SFR2, Class B
3.14%, 06/12/2032 (F)	327,000	324,964
RAMP Trust
Series 2004-RS11, Class M1
1.12%, 11/25/2034 (E)	116,111	114,385
Series 2004-RZ1, Class M1
4.82%, 03/25/2034 (I)	201,356	204,801
Series 2006-RZ1, Class A3
0.49%, 03/25/2036 (E)	152,064	148,385
RASC Series Trust
Series 2005-KS9, Class M3
0.65%, 10/25/2035 (E)	1,036,442	960,844
RBSHD Trust
Series 2013-1A, Class A
4.69%, 10/25/2047 (F) (G) (I)	323,791	324,164
RMAT LLC
Series 2015-NPL1, Class A1
3.75%, 05/25/2055 (F) (I)	244,750	244,750
Santander Drive Auto Receivables Trust
Series 2012-5, Class B
1.56%, 08/15/2018	112,693	112,811
Series 2013-3, Class B
1.19%, 05/15/2018	300,000	300,389
Series 2013-A, Class A3
1.02%, 01/16/2018 (F)	432,091	432,225
Series 2014-2, Class A3
0.80%, 04/16/2018	570,000	570,074
Series 2014-3, Class A3
0.81%, 07/16/2018	1,100,000	1,099,383
Series 2014-4, Class A2A
0.67%, 01/16/2018	195,289	195,129
Series 2015-S1, Class R1
1.93%, 09/17/2019 (F)	337,355	337,345
Series 2015-S2, Class R1
1.84%, 11/18/2019 (F)	101,002	101,002
Series 2015-S7, Class R1
1.97%, 03/16/2021 (F)	367,093	367,081

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Securitized Asset-Backed Receivables LLC Trust
Series 2004-OP2, Class M1
1.16%, 08/25/2034 (E)	$ 1,053,445	$ 978,083
Selene Non-Performing Loans LLC
Series 2014-1A, Class A
2.98%, 05/25/2054 (F) (I)	658,662	652,708
SNAAC Auto Receivables Trust
Series 2014-1A, Class A
1.03%, 09/17/2018 (F)	119,316	119,362
Soundview Home Loan Trust
Series 2003-2, Class M2
2.66%, 11/25/2033 (E)	90,798	87,393
Series 2006-OPT3, Class 2A3
0.36%, 06/25/2036 (E)	556,525	512,848
SpringCastle America Funding LLC
Series 2014-AA, Class A
2.70%, 05/25/2023 (F)	1,304,647	1,312,722
Series 2014-AA, Class B
4.61%, 10/25/2027 (F)	300,000	306,817
Springleaf Funding Trust
Series 2013-AA, Class A
2.58%, 09/15/2021 (F)	703,229	705,861
Series 2014-AA, Class A
2.41%, 12/15/2022 (F)	1,213,000	1,214,516
Series 2014-AA, Class B
3.45%, 12/15/2022 (F)	146,000	146,550
Series 2015-AA, Class A
3.16%, 11/15/2024 (F)	769,000	778,123
Stanwich Mortgage Loan Co. LLC
Series 2013-NPL2, Class A
3.23%, 04/16/2059 (F)	172,579	170,681
Structured Asset Investment Loan Trust
Series 2003-BC12, Class M1
1.16%, 11/25/2033 (E)	734,549	686,412
Sunset Mortgage Loan Co. LLC
Series 2014-NPL2, Class A
3.72%, 11/16/2044 (F) (I)	1,139,381	1,135,097
Tidewater Auto Receivables Trust
Series 2014-AA, Class A3
1.40%, 07/15/2018 (F)	439,000	439,171
Toyota Auto Receivables Owner Trust
Series 2014-A, Class A2
0.41%, 08/15/2016	202,061	202,029
Series 2014-C, Class A2
0.51%, 02/15/2017	223,214	223,113
Series 2014-C, Class A3
0.93%, 07/16/2018	154,000	153,909
Tricon American Homes Trust
Series 2015-SFR1, Class A
1.44%, 05/17/2032 (E) (F)	160,000	158,680
Truman Capital Mortgage Loan Trust
Series 2014-NPL1, Class A1
3.23%, 07/25/2053 (F) (I)	437,878	437,418
Series 2014-NPL2, Class A1
3.13%, 06/25/2054 (F) (I)	189,431	189,275
Series 2014-NPL3, Class A1
3.13%, 04/25/2053 (F) (I)	200,677	200,497

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
U.S. Residential Opportunity Fund II Trust
Series 2015-1II, Class A
3.72%, 02/27/2035 (F)	$ 486,874	$ 489,078
U.S. Residential Opportunity Fund III Trust
Series 2015-1III, Class A
3.72%, 01/27/2035 (F)	701,852	701,994
USAA Auto Owner Trust
Series 2014-1, Class A2
0.38%, 10/17/2016	29,293	29,291
Vericrest Opportunity Loan Trust
Series 2015-NPL3, Class A1
3.38%, 10/25/2058 (F) (I)	837,697	835,911
VML LLC
Series 2014-NPL1, Class A1
3.88%, 04/27/2054 (E) (F)	204,495	204,817
Volkswagen Auto Loan Enhanced Trust
Series 2012-1, Class A3
0.85%, 08/22/2016	4,096	4,097
VOLT XIX LLC
Series 2014-NP11, Class A1
3.88%, 04/25/2055 (F) (I)	621,909	624,258
VOLT XV LLC
Series 2014-3A, Class A1
3.25%, 05/26/2054 (F) (I)	181,087	180,634
VOLT XVI LLC
Series 2014-NPL5, Class A1
3.23%, 09/25/2058 (F) (I)	432,494	432,691
VOLT XXII LLC
Series 2015-NPL4, Class A1
3.50%, 02/25/2055 (F) (I)	431,315	430,730
VOLT XXIV LLC
Series 2015-NPL6, Class A1
3.50%, 02/25/2055 (F) (I)	822,074	822,074
VOLT XXV LLC
Series 2015-NPL8, Class A1
3.50%, 06/26/2045 (F) (I)	1,500,000	1,498,350
VOLT XXVI LLC
Series 2014-NPL6, Class A1
3.13%, 09/25/2043 (F) (I)	505,505	504,698
Series 2014-NPL6, Class A2
4.25%, 09/25/2043 (F) (I)	187,944	184,990
VOLT XXVII LLC
Series 2014-NPL7, Class A1
3.38%, 08/27/2057 (F) (I)	874,944	875,484
VOLT XXX LLC
Series 2015-NPL1, Class A1
3.63%, 10/25/2057 (F) (I)	518,894	518,510
VOLT XXXI LLC
Series 2015-NPL2, Class A1
3.38%, 02/25/2055 (F) (I)	478,592	477,321
VOLT XXXIII LLC
Series 2015-NPL5, Class A1
3.50%, 03/25/2055 (F) (I)	723,070	723,305
VOLT XXXV LLC
Series 2015-NPL9, Class A1
3.50%, 06/26/2045	525,000	524,475
Westgate Resorts LLC
Series 2012-2A, Class A
3.00%, 01/20/2025 (F)	49,135	49,313

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Westgate Resorts LLC (continued)
Series 2012-3A, Class A
2.50%, 03/20/2025 (F)	$ 69,849	$ 70,033
World Omni Auto Receivables Trust
Series 2012-A, Class A3
0.64%, 02/15/2017	6,785	6,785
Series 2013-B, Class A3
0.83%, 08/15/2018	231,745	231,884
Series 2013-B, Class A4
1.32%, 01/15/2020	127,000	127,261

		84,690,262

Total Asset-Backed Securities (Cost $85,707,002)		85,867,874

CONVERTIBLE BOND - 0.0% (C)
United States - 0.0% (C)
American Express Credit Corp.
Series MTN
2.38%, 03/24/2017	100,000	102,062

Total Convertible Bond (Cost $99,902)		102,062

CORPORATE DEBT SECURITIES - 24.9%
Australia - 0.4%
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 (F)	272,000	277,916
BHP Billiton Finance USA, Ltd.
2.05%, 09/30/2018	77,000	78,115
3.25%, 11/21/2021	80,000	81,260
3.85%, 09/30/2023	350,000	359,403
4.13%, 02/24/2042	70,000	64,383
5.00%, 09/30/2043	250,000	259,508
Commonwealth Bank of Australia
2.25%, 03/16/2017 (F)	250,000	255,372
Macquarie Bank, Ltd.
1.60%, 10/27/2017 (F)	180,000	179,918
2.60%, 06/24/2019 (F)	87,000	87,485
5.00%, 02/22/2017 (F)	509,000	537,583
Macquarie Group, Ltd.
6.00%, 01/14/2020 (F)	30,000	33,710
6.25%, 01/14/2021 (F)	80,000	91,216
National Australia Bank, Ltd.
2.00%, 06/20/2017 (F)	300,000	305,042
3.00%, 07/27/2016 (F)	200,000	204,637
Rio Tinto Finance USA, Ltd.
3.75%, 09/20/2021 - 06/15/2025	475,000	469,346
4.13%, 05/20/2021	80,000	84,693
Westpac Banking Corp.
2.00%, 03/03/2020 (B) (F)	304,000	302,496
2.30%, 05/26/2020	545,000	543,077
2.45%, 11/28/2016 (F)	200,000	204,209

		4,419,369

Bermuda - 0.0% (C)
Weatherford International, Ltd.
6.75%, 09/15/2040	60,000	55,480
9.88%, 03/01/2039	90,000	103,595

		159,075

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Brazil - 0.0% (C)
Vale SA
5.63%, 09/11/2042 (B)	$ 430,000	$ 362,133

Canada - 1.1%
Agrium, Inc.
3.38%, 03/15/2025	120,000	114,097
4.13%, 03/15/2035	470,000	420,262
5.25%, 01/15/2045	114,000	115,130
Air Canada Pass-Through Trust
3.60%, 09/15/2028 (F)	340,000	334,050
4.13%, 11/15/2026 (F)	57,564	58,860
Anadarko Finance Co.
7.50%, 05/01/2031	190,000	237,930
Bank of Montreal
Series MTN
1.40%, 09/11/2017	139,000	139,448
2.38%, 01/25/2019	100,000	101,279
2.55%, 11/06/2022	247,000	240,021
Bank of Nova Scotia
1.45%, 04/25/2018	250,000	248,798
1.70%, 06/11/2018	945,000	945,369
1.85%, 04/14/2020 (B)	400,000	395,512
2.55%, 01/12/2017	100,000	102,139
Barrick Gold Corp.
5.25%, 04/01/2042	125,000	111,918
Burlington Resources Finance Co.
7.40%, 12/01/2031	150,000	199,324
Canadian Imperial Bank of Commerce
0.90%, 10/01/2015	45,000	45,050
1.55%, 01/23/2018	98,000	97,983
Canadian Natural Resources, Ltd.
1.75%, 01/15/2018	94,000	93,364
6.25%, 03/15/2038	30,000	33,233
6.45%, 06/30/2033	80,000	91,353
7.20%, 01/15/2032	50,000	59,613
Canadian Oil Sands, Ltd.
6.00%, 04/01/2042 (F)	50,000	44,964
Canadian Pacific Railway Co.
2.90%, 02/01/2025 (B)	173,000	162,845
4.50%, 01/15/2022	490,000	526,898
7.13%, 10/15/2031	150,000	191,771
CDP Financial, Inc.
4.40%, 11/25/2019 (F)	250,000	273,524
Cenovus Energy, Inc.
3.00%, 08/15/2022	378,000	357,465
4.45%, 09/15/2042	65,000	56,718
6.75%, 11/15/2039	100,000	113,390
CNOOC Nexen Finance ULC
4.25%, 04/30/2024	209,000	213,441
Enbridge, Inc.
4.00%, 10/01/2023	180,000	175,286
Encana Corp.
5.15%, 11/15/2041	375,000	345,892
6.50%, 08/15/2034	40,000	42,852
Glencore Finance Canada, Ltd.
4.25%, 10/25/2022 (F)	179,000	175,887
5.55%, 10/25/2042 (F)	80,000	75,459
Hydro-Quebec
8.40%, 01/15/2022	40,000	52,832
9.40%, 02/01/2021	220,000	293,461

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Petro-Canada 5.35%, 07/15/2033	$ 50,000	$ 53,271
Placer Dome, Inc. 6.45%, 10/15/2035	180,000	179,505
Potash Corp. of Saskatchewan, Inc. 3.00%, 04/01/2025	214,000	204,691
Rogers Communications, Inc.
4.10%, 10/01/2023 (B)	213,000	218,969
5.45%, 10/01/2043	118,000	123,797
Royal Bank of Canada
1.20%, 09/19/2017	246,000	245,616
1.88%, 02/05/2021	600,000	595,163
2.00%, 10/01/2018	318,000	322,498
Series MTN
2.30%, 07/20/2016	55,000	55,913
Suncor Energy, Inc.
3.60%, 12/01/2024	157,000	156,234
5.95%, 12/01/2034	150,000	170,517
6.10%, 06/01/2018	450,000	501,825
Talisman Energy, Inc.
5.50%, 05/15/2042	50,000	45,005
5.85%, 02/01/2037	260,000	247,657
6.25%, 02/01/2038	60,000	58,906
7.75%, 06/01/2019	40,000	45,872
Teck Resources, Ltd.
3.75%, 02/01/2023 (B)	197,000	169,459
4.75%, 01/15/2022	419,000	389,312
Thomson Reuters Corp. 3.95%, 09/30/2021	346,000	362,397
Toronto-Dominion Bank
1.50%, 03/13/2017 (F)	230,000	232,116
2.20%, 07/29/2015 (F)	100,000	100,121
Series MTN
2.25%, 11/05/2019	16,000	16,064
2.50%, 07/14/2016	57,000	57,969
Total Capital Canada, Ltd.
0.66%, 01/15/2016 (E)	60,000	60,109
2.75%, 07/15/2023	70,000	67,586
TransCanada PipeLines, Ltd.
1.88%, 01/12/2018	36,000	36,238
2.50%, 08/01/2022	30,000	28,458
3.75%, 10/16/2023	270,000	273,524
5.00%, 10/16/2043	160,000	160,625
7.25%, 08/15/2038	100,000	127,005
Transcanada Trust 5.63%, 05/20/2075 (E)	230,000	232,012

		12,825,852

Cayman Islands - 0.1%
Hutchison Whampoa International 12 II, Ltd. 3.25%, 11/08/2022 (F)	200,000	198,980
Noble Holding International, Ltd.
3.95%, 03/15/2022 (B)	7,000	6,450
4.00%, 03/16/2018	30,000	30,714
5.25%, 03/15/2042	105,000	79,127
6.05%, 03/01/2041	80,000	66,289
Transocean, Inc.
4.30%, 10/15/2022	33,000	24,833
6.50%, 11/15/2020 (B)	45,000	41,681

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Cayman Islands (continued)
Transocean, Inc. (continued)
6.88%, 12/15/2021 (B)	$ 147,000	$ 132,300
7.50%, 04/15/2031	25,000	20,000
7.85%, 12/15/2041 (B)	10,000	8,000
XLIT, Ltd. 6.38%, 11/15/2024	100,000	117,856

		726,230

China - 0.0% (C)
Industrial & Commercial Bank of China, Ltd. Series MTN 2.35%, 11/13/2017	250,000	251,823

Colombia - 0.0% (C)
Ecopetrol SA
4.13%, 01/16/2025	107,000	98,740
5.38%, 06/26/2026	116,000	114,840

		213,580

Curaçao - 0.0% (C)
Teva Pharmaceutical Finance Co., BV
2.95%, 12/18/2022	54,000	52,165
3.65%, 11/10/2021	37,000	37,710

		89,875

France - 0.4%
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 (F)	300,000	301,412
2.75%, 01/22/2019 (F)	290,000	295,392
BNP Paribas SA 2.38%, 05/21/2020	515,000	509,797
BPCE SA
4.00%, 04/15/2024	250,000	252,385
Series MTN
1.63%, 01/26/2018	250,000	249,577
Credit Agricole SA
2.75%, 06/10/2020 (F)	675,000	674,561
8.13%, 09/19/2033 (E) (F)	200,000	220,000
Electricite de France SA
2.15%, 01/22/2019 (F)	140,000	140,946
4.88%, 01/22/2044 (F)	125,000	130,394
6.00%, 01/22/2114 (F)	350,000	372,669
Orange SA
2.75%, 09/14/2016	17,000	17,308
5.50%, 02/06/2044	160,000	169,406
9.00%, 03/01/2031	244,000	344,298
Total Capital International SA
0.75%, 01/25/2016	18,000	18,027
1.55%, 06/28/2017	38,000	38,352
2.70%, 01/25/2023	572,000	555,509
2.75%, 06/19/2021	300,000	302,618

		4,592,651

Germany - 0.1%
Deutsche Bank AG
1.88%, 02/13/2018	751,000	748,702
2.50%, 02/13/2019	200,000	201,017
3.70%, 05/30/2024 (B)	133,000	131,343
6.00%, 09/01/2017	80,000	87,044

		1,168,106

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Ireland - 0.0% (C)
Perrigo Finance PLC
3.50%, 12/15/2021	$ 200,000	$ 200,388
3.90%, 12/15/2024	200,000	197,484

		397,872

Italy - 0.1%
Enel SpA 8.75%, 09/24/2073 (E) (F)	200,000	229,500
Intesa Sanpaolo SpA
3.88%, 01/15/2019	230,000	236,632
5.25%, 01/12/2024	400,000	425,055

		891,187

Japan - 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.70%, 03/05/2018 (F)	365,000	364,185
2.35%, 02/23/2017 (F)	200,000	202,701
4.10%, 09/09/2023 (F)	200,000	210,373
Mizuho Bank, Ltd.
1.30%, 04/16/2017 (F)	200,000	199,213
1.80%, 03/26/2018 (F)	272,000	272,077
2.45%, 04/16/2019 (F)	200,000	201,644
3.60%, 09/25/2024 (F)	230,000	232,669
Nippon Telegraph & Telephone Corp. 1.40%, 07/18/2017	47,000	47,057

		1,729,919

Jersey, Channel Islands - 0.0% (C)
Swiss Re Capital I, LP 6.85%, 05/25/2016 (E) (F) (J)	100,000	102,800

Korea, Republic of - 0.0% (C)
Korea National Oil Corp. 3.13%, 04/03/2017 (F)	200,000	205,164

Luxembourg - 0.3%
Actavis Funding SCS
2.35%, 03/12/2018	415,000	417,191
3.00%, 03/12/2020	267,000	267,606
3.45%, 03/15/2022	979,000	969,727
3.80%, 03/15/2025	465,000	456,780
3.85%, 06/15/2024	90,000	88,915
4.55%, 03/15/2035	220,000	209,170
ArcelorMittal 5.25%, 02/25/2017	185,000	192,169
Ingersoll-Rand Luxembourg Finance SA 2.63%, 05/01/2020	60,000	59,738
Schlumberger Investment SA
3.30%, 09/14/2021 (F)	23,000	23,673
3.65%, 12/01/2023	82,000	84,740
Tyco International Finance SA 8.50%, 01/15/2019	100,000	119,533

		2,889,242

Mexico - 0.1%
America Movil SAB de CV
1.29%, 09/12/2016 (E)	280,000	280,603
3.13%, 07/16/2022	400,000	394,656
5.00%, 03/30/2020	150,000	166,042
JB y Co. SA de CV 3.75%, 05/13/2025 (F)	150,000	145,545

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico (continued)
Petroleos Mexicanos
4.25%, 01/15/2025 (F)	$ 52,000	$ 50,643
4.50%, 01/23/2026 (F)	222,000	216,983
4.88%, 01/18/2024	65,000	66,625
5.63%, 01/23/2046 (F)	140,000	130,718
6.38%, 01/23/2045	186,000	190,882

		1,642,697

Netherlands - 0.5%
ABN AMRO Bank NV
1.80%, 06/04/2018 (F)	200,000	199,776
2.50%, 10/30/2018 (F)	440,000	446,960
Airbus Group Finance BV 2.70%, 04/17/2023 (F)	64,000	61,461
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	195,000	201,421
3.88%, 02/08/2022	79,000	82,184
3.95%, 11/09/2022	250,000	249,966
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 (F)	150,000	151,733
8.75%, 06/15/2030	30,000	42,208
EDP Finance BV 4.13%, 01/15/2020 (F)	255,000	257,475
Heineken NV
1.40%, 10/01/2017 (F)	60,000	60,007
3.40%, 04/01/2022 (F)	150,000	151,696
ING Bank NV 3.75%, 03/07/2017 (F)	200,000	207,807
Koninklijke Philips NV 3.75%, 03/15/2022	245,000	248,303
LYB International Finance BV 4.88%, 03/15/2044	300,000	291,475
LyondellBasell Industries NV 5.00%, 04/15/2019	200,000	216,653
Petrobras Global Finance BV
3.25%, 03/17/2017	200,000	197,222
4.38%, 05/20/2023	84,000	73,182
5.38%, 01/27/2021	36,000	34,625
6.25%, 03/17/2024	271,000	261,642
6.75%, 01/27/2041	100,000	87,573
6.85%, 06/05/2115	26,000	21,329
7.88%, 03/15/2019 (B)	160,000	169,954
Shell International Finance BV
1.13%, 08/21/2017	42,000	41,947
2.13%, 05/11/2020	140,000	139,699
3.40%, 08/12/2023	210,000	215,517
4.13%, 05/11/2035	126,000	123,344
4.30%, 09/22/2019	50,000	54,493
4.55%, 08/12/2043	430,000	439,389
6.38%, 12/15/2038	130,000	163,464
Siemens Financieringsmaatschappij NV
2.90%, 05/27/2022 (F)	475,000	468,801
5.75%, 10/17/2016 (F)	125,000	132,575
6.13%, 08/17/2026 (F)	120,000	145,807

		5,639,688

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
New Zealand - 0.0% (C)
ANZ New Zealand International, Ltd. 2.60%, 09/23/2019 (F)	$ 200,000	$ 201,658
BNZ International Funding, Ltd. 2.35%, 03/04/2019 (F)	250,000	250,339

		451,997

Norway - 0.1%
Statoil ASA
1.15%, 05/15/2018 (B)	134,000	132,893
1.20%, 01/17/2018	44,000	43,830
2.45%, 01/17/2023	58,000	55,896
2.65%, 01/15/2024	143,000	136,846
2.90%, 11/08/2020	31,000	31,761
3.15%, 01/23/2022	20,000	20,175
3.25%, 11/10/2024	61,000	60,651
4.25%, 11/23/2041	16,000	15,594
5.25%, 04/15/2019	100,000	111,732

		609,378

Spain - 0.0% (C)
Telefonica Emisiones SAU
4.57%, 04/27/2023	180,000	189,013
5.13%, 04/27/2020	102,000	111,576
6.42%, 06/20/2016	100,000	104,560

		405,149

Sweden - 0.2%
Nordea Bank AB
3.13%, 03/20/2017 (F)	250,000	258,034
4.88%, 05/13/2021 (F)	200,000	216,511
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 (F)	615,000	614,949
2.38%, 11/20/2018 (F)	200,000	203,149
2.45%, 05/27/2020 (F)	580,000	575,182
Stadshypotek AB 1.88%, 10/02/2019 (B) (F)	250,000	250,072
Swedbank AB 1.75%, 03/12/2018 (F)	675,000	675,948

		2,793,845

Switzerland - 0.4%
Credit Suisse
1.70%, 04/27/2018	1,010,000	1,002,961
1.75%, 01/29/2018	250,000	249,028
3.00%, 10/29/2021	250,000	248,051
Series MTN
2.30%, 05/28/2019	250,000	249,566
5.30%, 08/13/2019	100,000	111,368
Credit Suisse AG 6.50%, 08/08/2023 (F)	200,000	218,722
Credit Suisse Group AG 7.50%, 12/11/2023 (E) (F) (J)	200,000	208,240
UBS AG
Series MTN
1.80%, 03/26/2018	1,375,000	1,372,954
2.38%, 08/14/2019	475,000	474,963
5.75%, 04/25/2018	220,000	243,731

		4,379,584

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom - 1.2%
Abbey National Treasury Services PLC
2.35%, 09/10/2019	$ 450,000	$ 449,931
2.38%, 03/16/2020	600,000	597,962
Aon PLC 3.50%, 06/14/2024	200,000	196,954
BAE Systems PLC 5.80%, 10/11/2041 (F)	25,000	28,848
Barclays Bank PLC
2.25%, 05/10/2017 (B) (F)	200,000	204,194
2.50%, 02/20/2019	270,000	271,801
5.13%, 01/08/2020	100,000	111,231
6.05%, 12/04/2017 (F)	295,000	320,972
7.75%, 04/10/2023 (E)	430,000	466,013
Barclays PLC
2.00%, 03/16/2018	755,000	753,344
2.75%, 11/08/2019	220,000	218,415
2.88%, 06/08/2020	238,000	236,314
3.65%, 03/16/2025	200,000	189,160
BAT International Finance PLC
2.75%, 06/15/2020 (F)	250,000	251,418
3.25%, 06/07/2022 (F)	126,000	124,983
3.50%, 06/15/2022 (F)	215,000	216,960
3.95%, 06/15/2025 (F)	415,000	418,685
BP Capital Markets PLC
1.38%, 11/06/2017 - 05/10/2018	174,000	173,306
1.85%, 05/05/2017	71,000	71,868
2.75%, 05/10/2023	150,000	143,468
3.06%, 03/17/2022 (B)	515,000	513,657
3.25%, 05/06/2022	497,000	498,265
3.54%, 11/04/2024	230,000	227,890
3.56%, 11/01/2021	50,000	51,890
3.81%, 02/10/2024	92,000	93,671
Diageo Capital PLC 1.50%, 05/11/2017	76,000	76,007
Ensco PLC
4.70%, 03/15/2021	265,000	269,929
5.20%, 03/15/2025 (B)	68,000	67,324
5.75%, 10/01/2044	48,000	42,776
GlaxoSmithKline Capital PLC 2.85%, 05/08/2022	905,000	897,073
HSBC Bank PLC
1.50%, 05/15/2018 (F)	410,000	407,198
4.75%, 01/19/2021 (F)	240,000	264,535
HSBC Holdings PLC
4.00%, 03/30/2022	163,000	170,657
4.88%, 01/14/2022	100,000	110,274
5.10%, 04/05/2021	70,000	78,030
6.38%, 03/30/2025 (E) (J)	440,000	442,200
Invesco Finance PLC 4.00%, 01/30/2024	74,000	75,991
Lloyds Bank PLC
1.75%, 03/16/2018	1,025,000	1,025,100
3.50%, 05/14/2025	395,000	387,825
Lloyds Banking Group PLC
4.50%, 11/04/2024	200,000	200,118
7.50%, 06/27/2024 (E) (J)	200,000	206,000
Nationwide Building Society 2.35%, 01/21/2020 (F)	660,000	657,689

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
Rio Tinto Finance USA PLC
1.63%, 08/21/2017	$ 58,000	$ 58,041
2.88%, 08/21/2022 (B)	275,000	266,240
Royal Bank of Scotland PLC 6.13%, 01/11/2021	40,000	45,900
Schlumberger Oilfield UK PLC 4.20%, 01/15/2021 (F)	70,000	75,215
Sky PLC 3.75%, 09/16/2024 (F)	230,000	224,539
Standard Chartered Bank 6.40%, 09/26/2017 (F)	100,000	108,976
Standard Chartered PLC 5.20%, 01/26/2024 (B) (F)	210,000	219,887
Vodafone Group PLC
1.50%, 02/19/2018	80,000	78,650
1.63%, 03/20/2017	100,000	99,599
4.38%, 02/19/2043	200,000	172,191
6.25%, 11/30/2032	180,000	197,144

		13,756,308

United States - 19.6%
21st Century Fox America, Inc.
3.00%, 09/15/2022	500,000	488,524
4.75%, 09/15/2044	55,000	53,777
5.40%, 10/01/2043	160,000	170,789
6.15%, 02/15/2041	100,000	116,126
6.55%, 03/15/2033	50,000	61,087
6.65%, 11/15/2037	100,000	121,693
9.50%, 07/15/2024 (B)	80,000	110,761
ABB Finance USA, Inc.
1.63%, 05/08/2017	16,000	16,100
2.88%, 05/08/2022	23,000	22,628
4.38%, 05/08/2042	12,000	11,890
AbbVie, Inc.
1.20%, 11/06/2015	100,000	100,091
1.75%, 11/06/2017	266,000	266,697
2.90%, 11/06/2022	205,000	198,501
3.20%, 11/06/2022	342,000	338,649
3.60%, 05/14/2025	735,000	726,470
4.50%, 05/14/2035	188,000	183,921
Access Midstream Partners, LP / ACMP Finance Corp. 4.88%, 05/15/2023	160,000	157,826
ACE INA Holdings, Inc. 3.15%, 03/15/2025	131,000	127,978
Actavis, Inc.
1.88%, 10/01/2017	260,000	260,311
3.25%, 10/01/2022	129,000	125,048
ADT Corp.
3.50%, 07/15/2022	25,000	22,625
4.13%, 06/15/2023 (B)	192,000	179,520
4.88%, 07/15/2042	20,000	15,300
Advance Auto Parts, Inc. 4.50%, 01/15/2022 - 12/01/2023	320,000	333,837
Aetna, Inc.
3.50%, 11/15/2024	575,000	563,658
4.50%, 05/15/2042	10,000	9,302
6.75%, 12/15/2037	70,000	88,082

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
AGL Capital Corp.
3.50%, 09/15/2021	$ 182,000	$ 189,764
4.40%, 06/01/2043	79,000	78,544
5.25%, 08/15/2019	130,000	143,711
6.38%, 07/15/2016	50,000	52,685
AIG Global Funding 1.65%, 12/15/2017 (F)	284,000	284,408
AIG SunAmerica Global Financing X 6.90%, 03/15/2032 (F)	150,000	192,266
Alabama Power Co.
3.55%, 12/01/2023	76,000	77,767
3.75%, 03/01/2045	181,000	162,624
4.15%, 08/15/2044	64,000	61,250
6.00%, 03/01/2039	38,000	46,158
Allegheny Technologies, Inc. 6.38%, 08/15/2023	168,000	171,150
Allstate Corp. 3.15%, 06/15/2023	110,000	110,141
Altria Group, Inc.
2.63%, 01/14/2020	155,000	154,398
2.85%, 08/09/2022	92,000	88,431
4.00%, 01/31/2024	255,000	258,947
4.25%, 08/09/2042	265,000	235,188
4.50%, 05/02/2043	200,000	185,236
Amazon.com, Inc.
3.30%, 12/05/2021	151,000	152,990
4.80%, 12/05/2034	117,000	116,215
4.95%, 12/05/2044	70,000	68,215
American Airlines Pass-Through Trust 4.95%, 07/15/2024	366,335	389,230
American Electric Power Co., Inc. 1.65%, 12/15/2017	26,000	26,030
American Express Co.
1.55%, 05/22/2018	385,000	382,086
2.65%, 12/02/2022	103,000	99,082
3.63%, 12/05/2024	131,000	127,461
7.00%, 03/19/2018	120,000	136,092
American Express Credit Corp.
2.13%, 03/18/2019	150,000	150,308
Series MTN
2.25%, 08/15/2019	200,000	200,337
2.38%, 05/26/2020	601,000	596,689
2.80%, 09/19/2016	39,000	39,816
American Honda Finance Corp.
1.60%, 02/16/2018 (F)	200,000	200,581
Series MTN
1.55%, 12/11/2017	110,000	110,380
2.25%, 08/15/2019	140,000	140,950
American International Group, Inc.
3.38%, 08/15/2020	415,000	429,553
3.88%, 01/15/2035	99,000	89,420
4.13%, 02/15/2024	106,000	109,993
4.50%, 07/16/2044	465,000	442,329
4.88%, 06/01/2022	39,000	42,780
6.40%, 12/15/2020	260,000	309,100
American Tower Corp.
3.40%, 02/15/2019	150,000	153,498
3.45%, 09/15/2021	240,000	238,843

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
American Tower Corp. (continued)
3.50%, 01/31/2023	$ 130,000	$ 124,873
4.00%, 06/01/2025	340,000	332,315
4.50%, 01/15/2018	160,000	169,310
American Water Capital Corp.
3.40%, 03/01/2025	59,000	58,847
3.85%, 03/01/2024	200,000	209,189
Ameriprise Financial, Inc. 4.00%, 10/15/2023	180,000	187,971
AmerisourceBergen Corp. 3.25%, 03/01/2025	400,000	384,809
Amgen, Inc.
3.13%, 05/01/2025	470,000	444,686
3.63%, 05/22/2024	922,000	914,611
3.88%, 11/15/2021	30,000	31,461
5.15%, 11/15/2041	80,000	82,156
5.65%, 06/15/2042	31,000	34,457
5.70%, 02/01/2019	50,000	55,854
6.38%, 06/01/2037	100,000	118,120
6.40%, 02/01/2039	38,000	45,474
Anadarko Petroleum Corp.
4.50%, 07/15/2044	350,000	321,667
6.38%, 09/15/2017	330,000	362,143
Anheuser-Busch InBev Finance, Inc.
2.63%, 01/17/2023	630,000	604,638
3.70%, 02/01/2024	654,000	669,374
4.63%, 02/01/2044	75,000	75,492
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/2022	130,000	125,018
5.38%, 01/15/2020	455,000	513,199
8.20%, 01/15/2039	20,000	29,774
ANR Pipeline Co. 9.63%, 11/01/2021	70,000	92,248
Anthem, Inc.
2.30%, 07/15/2018	85,000	85,506
3.13%, 05/15/2022	62,000	60,254
3.30%, 01/15/2023	21,000	20,183
3.50%, 08/15/2024	708,000	680,054
4.63%, 05/15/2042	50,000	45,703
4.65%, 08/15/2044	97,000	88,721
5.10%, 01/15/2044	225,000	219,923
Aon Corp. 3.13%, 05/27/2016	29,000	29,579
Apache Corp.
3.25%, 04/15/2022	14,000	13,768
4.75%, 04/15/2043	98,000	90,691
5.10%, 09/01/2040	90,000	86,982
6.00%, 01/15/2037	160,000	172,589
6.90%, 09/15/2018	50,000	57,226
Appalachian Power Co.
5.80%, 10/01/2035	25,000	28,841
6.70%, 08/15/2037	55,000	68,501
Apple, Inc.
0.53%, 05/03/2018 (E)	172,000	172,240
2.15%, 02/09/2022 (B)	717,000	684,939
2.40%, 05/03/2023	284,000	271,680
2.70%, 05/13/2022	385,000	381,066
2.85%, 05/06/2021	264,000	267,880

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Apple, Inc. (continued)
3.20%, 05/13/2025	$ 96,000	$ 95,504
3.45%, 02/09/2045	621,000	526,312
3.85%, 05/04/2043	305,000	277,605
Arizona Public Service Co.
2.20%, 01/15/2020	83,000	82,304
3.35%, 06/15/2024 (B)	169,000	169,872
4.50%, 04/01/2042	8,000	8,032
5.05%, 09/01/2041	23,000	24,826
Arrow Electronics, Inc.
3.00%, 03/01/2018	21,000	21,332
6.88%, 06/01/2018	50,000	55,521
7.50%, 01/15/2027	380,000	448,468
Associates Corp. of North America 6.95%, 11/01/2018	225,000	258,859
AT&T, Inc.
3.00%, 02/15/2022 - 06/30/2022	1,499,000	1,454,022
3.40%, 05/15/2025	597,000	569,364
3.88%, 08/15/2021	80,000	82,517
4.30%, 12/15/2042	781,000	669,354
4.35%, 06/15/2045	110,000	93,909
4.45%, 05/15/2021	410,000	437,591
4.50%, 05/15/2035	79,000	72,624
4.75%, 05/15/2046	81,000	73,708
4.80%, 06/15/2044	690,000	642,734
5.50%, 02/01/2018	50,000	54,643
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	71,638
6.35%, 06/15/2017	100,000	109,736
8.50%, 03/15/2019	126,000	153,053
AutoZone, Inc. 3.25%, 04/15/2025	330,000	318,655
AvalonBay Communities, Inc. 3.63%, 10/01/2020	155,000	161,490
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (F)	45,000	45,185
4.75%, 10/07/2044 (F)	48,000	47,005
6.38%, 06/01/2019 (F)	80,000	91,235
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	180,000	175,996
3.35%, 07/01/2023	260,000	261,569
5.20%, 06/15/2033	200,000	217,791
Bank of America Corp.
2.00%, 01/11/2018	700,000	702,294
2.60%, 01/15/2019	1,980,000	2,001,562
2.65%, 04/01/2019	400,000	404,739
5.63%, 10/14/2016	350,000	368,917
6.10%, 03/17/2025 (E) (J)	510,000	503,625
6.50%, 08/01/2016	213,000	224,688
8.00%, 01/30/2018 (E) (J)	500,000	527,500
Series MTN
2.25%, 04/21/2020	455,000	446,719
3.30%, 01/11/2023	1,339,000	1,318,697
3.95%, 04/21/2025	803,000	773,442
4.00%, 04/01/2024 - 01/22/2025	266,000	263,361
4.25%, 10/22/2026	302,000	295,840
5.00%, 05/13/2021 - 01/21/2044	375,000	408,986
5.63%, 07/01/2020	460,000	518,447

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of America Corp. (continued)
5.65%, 05/01/2018	$ 105,000	$ 115,343
5.88%, 02/07/2042	20,000	23,065
6.40%, 08/28/2017	100,000	109,644
6.88%, 04/25/2018	50,000	56,484
7.63%, 06/01/2019	200,000	237,335
Bank of America NA
1.65%, 03/26/2018 (J)	590,000	589,121
1.75%, 06/05/2018 (J)	750,000	748,387
Bank of New York Mellon Corp.
3.55%, 09/23/2021	19,000	19,850
4.95%, 06/20/2020 (E) (J)	720,000	714,600
Series MTN
2.10%, 01/15/2019	123,000	123,360
2.15%, 02/24/2020	850,000	841,032
2.40%, 01/17/2017	119,000	121,345
3.25%, 09/11/2024	190,000	189,823
4.15%, 02/01/2021	55,000	59,509
4.60%, 01/15/2020	100,000	110,111
Barrick North America Finance LLC 4.40%, 05/30/2021	100,000	102,151
Baxalta, Inc.
3.60%, 06/23/2022 (F)	185,000	184,886
4.00%, 06/23/2025 (F)	470,000	466,505
5.25%, 06/23/2045 (F)	158,000	158,862
Bayer US Finance LLC
2.38%, 10/08/2019 (F)	295,000	296,046
3.38%, 10/08/2024 (F)	200,000	198,947
BB&T Corp.
5.20%, 12/23/2015	100,000	102,023
Series MTN
1.60%, 08/15/2017	31,000	31,105
2.05%, 06/19/2018	56,000	56,614
2.45%, 01/15/2020	270,000	270,605
6.85%, 04/30/2019	60,000	70,221
Becton Dickinson and Co.
2.68%, 12/15/2019	28,000	28,021
3.73%, 12/15/2024	182,000	181,388
Bed Bath & Beyond, Inc. 4.92%, 08/01/2034	344,000	335,736
BellSouth Corp. 6.55%, 06/15/2034	423,000	457,965
Berkshire Hathaway Energy Co.
2.40%, 02/01/2020	45,000	44,803
3.50%, 02/01/2025	551,000	548,699
3.75%, 11/15/2023	293,000	299,870
4.50%, 02/01/2045	430,000	423,175
5.15%, 11/15/2043	40,000	42,691
6.13%, 04/01/2036	75,000	88,355
Berkshire Hathaway Finance Corp.
4.30%, 05/15/2043	110,000	106,463
4.40%, 05/15/2042	62,000	61,051
5.40%, 05/15/2018	200,000	221,824
Berkshire Hathaway, Inc.
3.40%, 01/31/2022	106,000	110,468
3.75%, 08/15/2021 (B)	122,000	131,088
4.50%, 02/11/2043	130,000	130,335

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
BlackRock, Inc.
3.38%, 06/01/2022	$ 50,000	$ 51,453
3.50%, 03/18/2024	40,000	40,656
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (B) (F)	33,000	30,266
5.88%, 03/15/2021 (F)	120,000	137,868
Boardwalk Pipelines, LP 4.95%, 12/15/2024	58,000	56,878
Boston Gas Co. 4.49%, 02/15/2042 (F)	24,000	24,087
Boston Properties, LP
3.85%, 02/01/2023	160,000	163,835
5.88%, 10/15/2019	175,000	198,686
Branch Banking & Trust Co. 2.85%, 04/01/2021	520,000	523,062
Brown-Forman Corp. 4.50%, 07/15/2045	75,000	74,224
Buckeye Partners, LP
4.15%, 07/01/2023	111,000	108,188
4.88%, 02/01/2021	220,000	229,393
5.85%, 11/15/2043	100,000	97,119
Bunge, Ltd. Finance Corp. 8.50%, 06/15/2019	130,000	157,153
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	198,000	193,442
3.05%, 03/15/2022 - 09/01/2022	216,000	215,322
3.45%, 09/15/2021	40,000	41,322
4.10%, 06/01/2021	140,000	150,300
4.15%, 04/01/2045	140,000	129,123
4.40%, 03/15/2042	50,000	48,035
4.45%, 03/15/2043	50,000	48,499
4.90%, 04/01/2044	320,000	331,303
5.15%, 09/01/2043	231,000	248,352
5.40%, 06/01/2041	60,000	66,122
5.75%, 05/01/2040	150,000	172,116
7.95%, 08/15/2030	200,000	279,893
Camden Property Trust 5.70%, 05/15/2017	200,000	214,553
Cameron International Corp. 4.00%, 12/15/2023	28,000	27,838
Capital One Bank USA NA
2.25%, 02/13/2019	250,000	248,568
3.38%, 02/15/2023	1,145,000	1,112,231
Capital One Financial Corp.
1.00%, 11/06/2015	91,000	90,863
3.20%, 02/05/2025	175,000	165,530
5.55%, 06/01/2020 (E) (J)	740,000	733,525
Capital One NA 2.40%, 09/05/2019	300,000	297,330
Cardinal Health, Inc.
3.75%, 09/15/2025	68,000	67,652
4.90%, 09/15/2045	275,000	274,008
Cargill, Inc. 3.30%, 03/01/2022 (F)	110,000	112,351
Caterpillar Financial Services Corp.
Series MTN
1.25%, 11/06/2017	43,000	43,015
1.70%, 06/16/2018	150,000	150,361

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Caterpillar Financial Services Corp. (continued)
2.75%, 08/20/2021	$ 60,000	$ 60,664
2.85%, 06/01/2022	77,000	76,788
3.75%, 11/24/2023	121,000	126,205
7.15%, 02/15/2019	100,000	117,731
Caterpillar, Inc.
1.50%, 06/26/2017 (B)	35,000	35,342
2.60%, 06/26/2022	31,000	30,315
3.80%, 08/15/2042	255,000	234,689
CBS Corp.
3.50%, 01/15/2025	48,000	45,925
3.70%, 08/15/2024	125,000	122,143
4.85%, 07/01/2042	100,000	92,120
4.90%, 08/15/2044	68,000	62,816
Celgene Corp.
1.90%, 08/15/2017	74,000	74,767
3.25%, 08/15/2022	20,000	19,779
3.63%, 05/15/2024	88,000	87,888
Centel Capital Corp. 9.00%, 10/15/2019	25,000	29,762
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	100,000	107,468
6.13%, 11/01/2017	30,000	33,191
CF Industries, Inc.
4.95%, 06/01/2043	50,000	46,784
5.38%, 03/15/2044	70,000	69,605
7.13%, 05/01/2020	200,000	237,579
Chevron Corp.
2.36%, 12/05/2022	50,000	47,849
3.19%, 06/24/2023	74,000	74,352
Cigna Corp. 4.00%, 02/15/2022	480,000	494,643
Cisco Systems, Inc.
3.00%, 06/15/2022 (B)	222,000	223,050
3.50%, 06/15/2025 (B)	117,000	118,260
3.63%, 03/04/2024	215,000	221,834
5.50%, 01/15/2040	250,000	284,942
Citigroup, Inc.
1.55%, 08/14/2017	220,000	219,615
1.70%, 04/27/2018	300,000	298,072
1.80%, 02/05/2018	1,169,000	1,166,183
1.85%, 11/24/2017	112,000	112,273
2.50%, 09/26/2018 - 07/29/2019	545,000	548,102
2.55%, 04/08/2019	100,000	100,833
3.30%, 04/27/2025	345,000	331,755
3.50%, 05/15/2023	100,000	97,633
3.75%, 06/16/2024	227,000	228,345
3.88%, 10/25/2023	575,000	586,799
4.30%, 11/20/2026	685,000	669,808
4.40%, 06/10/2025	408,000	406,479
4.45%, 01/10/2017	380,000	397,009
4.95%, 11/07/2043	115,000	119,223
5.38%, 08/09/2020	13,000	14,534
5.50%, 09/13/2025	115,000	124,292
5.88%, 03/27/2020 (B) (E) (J)	695,000	696,529
5.95%, 05/15/2025 (E) (J)	370,000	357,124
8.50%, 05/22/2019	250,000	304,924

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	$ 50,000	$ 57,030
8.88%, 11/15/2018	70,000	85,058
CME Group, Inc. 3.00%, 09/15/2022 - 03/15/2025	226,000	222,925
CMS Energy Corp. 8.75%, 06/15/2019	50,000	61,622
CNA Financial Corp. 7.35%, 11/15/2019	200,000	236,403
Columbia Pipeline Group, Inc.
2.45%, 06/01/2018 (F)	90,000	90,695
3.30%, 06/01/2020 (F)	65,000	65,254
4.50%, 06/01/2025 (F)	125,000	122,968
Comcast Cable Communications LLC 8.88%, 05/01/2017	100,000	113,526
Comcast Corp.
3.38%, 08/15/2025	195,000	192,427
4.20%, 08/15/2034	278,000	268,121
4.25%, 01/15/2033	139,000	135,749
4.50%, 01/15/2043	215,000	210,234
4.60%, 08/15/2045	375,000	371,781
4.75%, 03/01/2044	635,000	644,616
6.45%, 03/15/2037	60,000	74,148
6.50%, 11/15/2035	210,000	261,289
7.05%, 03/15/2033	90,000	115,420
Comerica, Inc. 3.80%, 07/22/2026	180,000	174,890
ConAgra Foods, Inc.
1.30%, 01/25/2016	24,000	24,003
2.10%, 03/15/2018	21,000	20,795
4.65%, 01/25/2043	78,000	66,173
ConocoPhillips Co.
1.05%, 12/15/2017	70,000	69,473
2.20%, 05/15/2020 (B)	82,000	81,413
3.35%, 05/15/2025	150,000	148,362
4.30%, 11/15/2044	0	0
5.75%, 02/01/2019	90,000	101,739
Consolidated Edison Co. of New York, Inc.
4.20%, 03/15/2042	25,000	23,753
4.63%, 12/01/2054	280,000	272,640
Constellation Brands, Inc. 4.25%, 05/01/2023	300,000	295,500
Consumers Energy Co.
2.85%, 05/15/2022	8,000	8,021
4.35%, 08/31/2064	32,000	30,013
5.65%, 04/15/2020	110,000	126,425
Continental Airlines Pass-Through Trust 4.00%, 04/29/2026	38,718	39,438
Costco Wholesale Corp. 2.25%, 02/15/2022	142,000	137,861
Cox Communications, Inc.
3.25%, 12/15/2022 (F)	140,000	133,458
4.80%, 02/01/2035 (F)	250,000	230,764
Credit Suisse USA, Inc. 5.13%, 08/15/2015	50,000	50,269
Crown Castle Towers LLC 3.22%, 05/15/2042 (F)	104,000	102,346

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
CSX Corp.
3.40%, 08/01/2024 (B)	$ 200,000	$ 200,129
3.95%, 05/01/2050	251,000	219,668
4.10%, 03/15/2044	27,000	24,725
4.25%, 06/01/2021	23,000	24,879
7.90%, 05/01/2017	95,000	106,069
CVS Health Corp.
2.75%, 12/01/2022	705,000	679,638
4.00%, 12/05/2023	201,000	207,631
5.30%, 12/05/2043	47,000	51,215
CVS Pass-Through Trust
4.70%, 01/10/2036 (F)	67,339	70,637
5.93%, 01/10/2034 (F)	51,304	58,873
6.20%, 10/10/2025 (F)	123,643	137,905
Daimler Finance North America LLC
1.30%, 07/31/2015 (F)	150,000	150,068
2.25%, 09/03/2019 (F)	150,000	148,956
2.38%, 08/01/2018 (F)	151,000	153,101
2.45%, 05/18/2020 (F)	640,000	635,866
2.63%, 09/15/2016 (F)	150,000	152,512
2.88%, 03/10/2021 (F)	250,000	252,130
Danaher Corp. 3.90%, 06/23/2021	33,000	35,335
DCP Midstream Operating, LP
2.70%, 04/01/2019	205,000	193,129
3.88%, 03/15/2023	8,000	7,391
DDR Corp. 3.50%, 01/15/2021	475,000	481,704
Deere & Co.
2.60%, 06/08/2022	15,000	14,760
3.90%, 06/09/2042	13,000	12,129
Delmarva Power & Light Co. 4.00%, 06/01/2042	47,000	44,097
Delta Air Lines Pass-Through Trust 4.75%, 11/07/2021	29,942	32,038
Devon Energy Corp.
3.25%, 05/15/2022	684,000	676,041
4.75%, 05/15/2042	24,000	22,901
5.00%, 06/15/2045	180,000	177,699
6.30%, 01/15/2019	40,000	45,186
Devon Financing Corp. LLC 7.88%, 09/30/2031	180,000	232,020
Diageo Investment Corp. 8.00%, 09/15/2022	40,000	52,120
Diamond Offshore Drilling, Inc. 4.88%, 11/01/2043	113,000	89,559
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	460,000	462,646
3.95%, 01/15/2025	43,000	42,158
4.45%, 04/01/2024	890,000	910,746
5.15%, 03/15/2042	260,000	244,609
6.38%, 03/01/2041	205,000	220,517
Discover Bank
2.00%, 02/21/2018	500,000	498,776
3.20%, 08/09/2021	850,000	837,901
4.20%, 08/08/2023	350,000	354,268

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Discovery Communications LLC
3.30%, 05/15/2022	$ 190,000	$ 186,816
4.38%, 06/15/2021	137,000	144,119
4.88%, 04/01/2043	35,000	31,749
4.95%, 05/15/2042	50,000	46,204
Dominion Gas Holdings LLC
2.50%, 12/15/2019	100,000	101,088
3.60%, 12/15/2024	57,000	56,767
4.60%, 12/15/2044	150,000	141,385
Dominion Resources, Inc.
3.63%, 12/01/2024	310,000	307,395
4.70%, 12/01/2044	390,000	381,263
4.90%, 08/01/2041	11,000	11,204
5.25%, 08/01/2033	90,000	94,648
6.30%, 03/15/2033	50,000	58,257
Dow Chemical Co.
4.13%, 11/15/2021	76,000	79,716
4.63%, 10/01/2044	270,000	252,022
5.25%, 11/15/2041	17,000	17,342
8.55%, 05/15/2019	40,000	48,769
8.85%, 09/15/2021	190,000	244,462
DTE Electric Co.
2.65%, 06/15/2022	13,000	12,763
3.70%, 03/15/2045	123,000	111,192
3.95%, 06/15/2042	20,000	19,001
DTE Energy Co.
2.40%, 12/01/2019	31,000	30,997
3.30%, 06/15/2022 (F)	560,000	564,538
3.50%, 06/01/2024	111,000	111,153
3.85%, 12/01/2023	64,000	66,399
Duke Energy Carolinas LLC
3.90%, 06/15/2021	100,000	106,693
4.25%, 12/15/2041	17,000	16,725
6.00%, 12/01/2028	100,000	121,802
Duke Energy Corp.
3.05%, 08/15/2022	360,000	357,003
3.75%, 04/15/2024	320,000	326,052
3.95%, 10/15/2023	300,000	311,256
Duke Energy Florida, Inc. 5.90%, 03/01/2033	60,000	69,566
Duke Energy Ohio, Inc. 3.80%, 09/01/2023	136,000	141,354
Duke Energy Progress, Inc.
2.80%, 05/15/2022	32,000	31,531
3.00%, 09/15/2021	67,000	68,294
4.15%, 12/01/2044	450,000	434,885
4.38%, 03/30/2044	44,000	44,258
5.70%, 04/01/2035	100,000	117,521
Duke Realty, LP 3.88%, 02/15/2021	646,000	670,522
E.I. du Pont de Nemours & Co.
2.80%, 02/15/2023	30,000	29,231
4.15%, 02/15/2043	44,000	42,091
5.60%, 12/15/2036	40,000	45,513
6.00%, 07/15/2018	30,000	33,664
Eaton Corp.
1.50%, 11/02/2017	27,000	26,982
4.00%, 11/02/2032	21,000	20,326

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Eaton Corp. (continued)
5.80%, 03/15/2037	$ 130,000	$ 146,009
6.95%, 03/20/2019	60,000	69,866
eBay, Inc.
2.60%, 07/15/2022	350,000	325,106
2.88%, 08/01/2021	100,000	98,699
3.45%, 08/01/2024 (B)	200,000	192,561
Ecolab, Inc.
1.45%, 12/08/2017	103,000	102,089
2.25%, 01/12/2020	80,000	79,196
5.50%, 12/08/2041	110,000	120,175
Embarq Corp. 7.08%, 06/01/2016	100,000	103,993
EMC Corp. 3.38%, 06/01/2023 (B)	462,000	462,731
Enable Midstream Partners, LP 3.90%, 05/15/2024 (F)	300,000	277,993
Enbridge Energy Partners, LP 5.20%, 03/15/2020	280,000	301,915
Energy Transfer Partners, LP
3.60%, 02/01/2023	166,000	157,202
4.05%, 03/15/2025	635,000	598,799
4.75%, 01/15/2026	268,000	265,220
5.15%, 03/15/2045	36,000	31,808
EnLink Midstream Partners, LP
4.15%, 06/01/2025	93,000	90,549
5.05%, 04/01/2045	58,000	52,598
Entergy Arkansas, Inc.
3.05%, 06/01/2023	158,000	156,066
3.75%, 02/15/2021	130,000	137,359
Entergy Corp. 4.00%, 07/15/2022 (K)	285,000	287,191
Enterprise Products Operating LLC
2.55%, 10/15/2019	704,000	703,798
3.35%, 03/15/2023	100,000	97,662
3.75%, 02/15/2025	193,000	189,154
3.90%, 02/15/2024	650,000	652,699
4.05%, 02/15/2022	200,000	206,595
4.85%, 03/15/2044	240,000	225,715
4.90%, 05/15/2046	193,000	181,780
4.95%, 10/15/2054	35,000	32,583
5.10%, 02/15/2045	65,000	63,222
5.20%, 09/01/2020	160,000	178,084
5.75%, 03/01/2035	100,000	107,277
8.38%, 08/01/2066 (E)	125,000	130,937
EOG Resources, Inc.
2.63%, 03/15/2023 (B)	47,000	45,133
4.10%, 02/01/2021	80,000	85,964
Equity Commonwealth 6.65%, 01/15/2018	110,000	118,916
ERAC USA Finance LLC
2.75%, 03/15/2017 (B) (F)	8,000	8,195
4.50%, 08/16/2021 - 02/15/2045 (F)	285,000	286,813
5.63%, 03/15/2042 (F)	37,000	39,652
6.70%, 06/01/2034 (F)	44,000	53,543
ERP Operating, LP
2.38%, 07/01/2019	32,000	32,135
4.63%, 12/15/2021	31,000	33,817
5.38%, 08/01/2016	100,000	104,538

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Exelon Corp. 5.10%, 06/15/2045	$ 495,000	$ 496,979
Exelon Generation Co. LLC
2.95%, 01/15/2020	210,000	210,727
6.20%, 10/01/2017	100,000	109,333
Express Scripts Holding Co.
2.25%, 06/15/2019	380,000	376,923
2.65%, 02/15/2017	280,000	285,015
3.50%, 06/15/2024	440,000	430,344
3.90%, 02/15/2022	85,000	87,284
4.75%, 11/15/2021	85,000	92,234
Exxon Mobil Corp. 2.40%, 03/06/2022	260,000	255,063
FedEx Corp.
3.90%, 02/01/2035	73,000	67,487
4.10%, 02/01/2045	150,000	134,735
Fifth Third Bancorp 2.30%, 03/01/2019	80,000	80,077
Fifth Third Bank 2.38%, 04/25/2019	300,000	300,406
FirstEnergy Solutions Corp. 6.80%, 08/15/2039	130,000	134,408
FirstEnergy Transmission LLC
4.35%, 01/15/2025 (F)	500,000	513,016
5.45%, 07/15/2044 (F)	50,000	52,050
Five Corners Funding Trust 4.42%, 11/15/2023 (F)	145,000	149,779
Florida Power & Light Co.
4.05%, 10/01/2044	145,000	140,793
5.13%, 06/01/2041	30,000	33,381
5.63%, 04/01/2034	100,000	118,476
5.85%, 02/01/2033	55,000	66,612
5.95%, 10/01/2033	20,000	24,359
Fluor Corp. 3.38%, 09/15/2021	149,000	154,050
Ford Motor Co. 4.75%, 01/15/2043	50,000	48,480
Ford Motor Credit Co. LLC
1.53%, 05/09/2016 (E)	200,000	201,133
1.68%, 09/08/2017	200,000	199,422
2.24%, 06/15/2018	200,000	200,135
2.38%, 01/16/2018 - 03/12/2019	400,000	401,214
2.60%, 11/04/2019	250,000	248,175
2.88%, 10/01/2018	200,000	203,212
3.00%, 06/12/2017	1,150,000	1,176,323
3.66%, 09/08/2024	700,000	690,712
3.98%, 06/15/2016	200,000	204,675
4.25%, 02/03/2017	200,000	207,876
4.38%, 08/06/2023	300,000	311,129
Forest Laboratories, Inc.
4.88%, 02/15/2021 (F)	205,000	222,264
5.00%, 12/15/2021 (F)	269,000	291,901
Freeport-McMoRan, Inc.
2.15%, 03/01/2017	81,000	81,117
3.55%, 03/01/2022 (B)	170,000	157,357
3.88%, 03/15/2023	105,000	95,385
4.55%, 11/14/2024 (B)	538,000	501,293
5.40%, 11/14/2034	30,000	25,879
5.45%, 03/15/2043	268,000	223,742

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Gap, Inc. 5.95%, 04/12/2021	$ 63,000	$ 71,145
General Electric Capital Corp.
1.63%, 07/02/2015	130,000	130,000
2.10%, 12/11/2019	86,000	86,575
6.25%, 12/15/2022 (E) (J)	200,000	218,750
Series MTN
1.50%, 07/12/2016	200,000	201,498
2.20%, 01/09/2020	172,000	171,951
2.30%, 04/27/2017	187,000	190,651
3.10%, 01/09/2023	385,000	383,939
3.15%, 09/07/2022	250,000	251,008
4.38%, 09/16/2020	360,000	392,008
4.63%, 01/07/2021	250,000	275,251
4.65%, 10/17/2021	150,000	164,348
5.50%, 01/08/2020	60,000	68,017
5.63%, 09/15/2017 - 05/01/2018	240,000	263,848
6.00%, 08/07/2019	350,000	400,081
6.75%, 03/15/2032	250,000	324,562
General Electric Co.
2.70%, 10/09/2022	64,000	62,564
3.38%, 03/11/2024	262,000	266,011
4.13%, 10/09/2042	305,000	293,457
4.50%, 03/11/2044	1,010,000	1,025,746
General Motors Co.
5.20%, 04/01/2045	115,000	113,901
6.25%, 10/02/2043	40,000	44,622
General Motors Financial Co., Inc.
2.63%, 07/10/2017	500,000	505,441
2.75%, 05/15/2016	60,000	60,717
3.25%, 05/15/2018	20,000	20,455
3.45%, 04/10/2022	550,000	538,918
Gilead Sciences, Inc.
3.70%, 04/01/2024	460,000	470,045
4.40%, 12/01/2021	120,000	131,060
4.50%, 02/01/2045	405,000	403,439
4.80%, 04/01/2044	45,000	46,315
GlaxoSmithKline Capital, Inc. 4.20%, 03/18/2043	115,000	111,990
Glencore Funding LLC
4.00%, 04/16/2025 (F)	235,000	218,598
4.63%, 04/29/2024 (F)	230,000	227,954
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	565,000	573,594
2.55%, 10/23/2019	310,000	310,727
2.60%, 04/23/2020	186,000	185,068
2.63%, 01/31/2019	569,000	576,042
2.90%, 07/19/2018	127,000	129,988
3.50%, 01/23/2025	1,267,000	1,228,729
3.63%, 01/22/2023	810,000	804,891
3.75%, 05/22/2025	202,000	199,342
4.00%, 03/03/2024	120,000	122,094
5.15%, 05/22/2045	333,000	321,254
5.25%, 07/27/2021	86,000	95,505
5.38%, 05/10/2020 (E) (J)	540,000	533,466
5.70%, 05/10/2019 (E) (J)	410,000	411,476
5.75%, 01/24/2022	160,000	181,995
5.95%, 01/18/2018	195,000	214,360
6.15%, 04/01/2018	405,000	450,311

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Goldman Sachs Group, Inc. (continued)
Series MTN
1.60%, 11/23/2015	$ 80,000	$ 80,276
3.85%, 07/08/2024	391,000	390,661
4.80%, 07/08/2044	100,000	98,713
5.38%, 03/15/2020	200,000	222,704
6.00%, 06/15/2020	220,000	251,400
7.50%, 02/15/2019	435,000	510,955
Great Plains Energy, Inc. 4.85%, 06/01/2021	74,000	81,144
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (F)	39,000	38,654
3.48%, 06/16/2025 (F)	36,000	35,436
Gulf South Pipeline Co., LP 4.00%, 06/15/2022	250,000	240,379
Halliburton Co.
3.50%, 08/01/2023	107,000	108,086
7.60%, 08/15/2096 (F)	40,000	53,527
8.75%, 02/15/2021	100,000	128,628
Harris Corp.
2.70%, 04/27/2020	80,000	78,978
3.83%, 04/27/2025	95,000	92,347
5.05%, 04/27/2045	190,000	181,016
HCP, Inc.
2.63%, 02/01/2020	251,000	248,468
3.15%, 08/01/2022	55,000	52,961
3.40%, 02/01/2025	38,000	35,677
3.75%, 02/01/2019 (B)	200,000	208,044
4.20%, 03/01/2024	127,000	127,254
4.25%, 11/15/2023	46,000	46,372
5.38%, 02/01/2021	200,000	220,647
Health Care REIT, Inc.
3.75%, 03/15/2023	120,000	118,797
4.00%, 06/01/2025	419,000	413,537
4.50%, 01/15/2024	172,000	178,583
Hess Corp. 7.88%, 10/01/2029	100,000	125,945
Hewlett-Packard Co.
3.75%, 12/01/2020	150,000	154,576
4.30%, 06/01/2021	32,000	33,238
4.38%, 09/15/2021	60,000	62,299
4.65%, 12/09/2021	87,000	92,343
Historic TW, Inc. 6.63%, 05/15/2029	190,000	226,680
HJ Heinz Co.
2.80%, 07/02/2020 (F) (K)	350,000	350,272
3.95%, 07/15/2025 (F) (K)	243,000	244,347
5.00%, 07/15/2035 (F) (K)	115,000	116,382
5.20%, 07/15/2045 (F) (K)	449,000	460,145
Home Depot, Inc.
2.63%, 06/01/2022	150,000	147,527
3.75%, 02/15/2024	325,000	338,227
4.25%, 04/01/2046	518,000	502,994
4.40%, 03/15/2045	150,000	149,784
HSBC USA, Inc.
1.63%, 01/16/2018	200,000	199,453
2.35%, 03/05/2020	948,000	940,248
2.38%, 11/13/2019	1,655,000	1,650,780

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Huntington National Bank 2.00%, 06/30/2018	$ 250,000	$ 250,245
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	102,295
3.90%, 09/01/2042	192,000	179,075
Indiana Michigan Power Co. 3.20%, 03/15/2023	120,000	118,934
Ingersoll-Rand Global Holding Co., Ltd. 2.88%, 01/15/2019	71,000	72,190
Intel Corp.
3.30%, 10/01/2021	30,000	31,312
4.00%, 12/15/2032	181,000	173,449
4.80%, 10/01/2041	33,000	33,104
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	147,000	150,228
4.00%, 10/15/2023	115,000	119,797
International Business Machines Corp.
1.25%, 02/06/2017	100,000	100,770
1.63%, 05/15/2020 (B)	279,000	271,309
1.95%, 07/22/2016	100,000	101,437
3.38%, 08/01/2023	745,000	748,578
3.63%, 02/12/2024	110,000	111,407
7.00%, 10/30/2025	50,000	64,531
International Lease Finance Corp. 3.88%, 04/15/2018	614,000	617,070
Intuit, Inc. 5.75%, 03/15/2017	120,000	128,394
ITC Holdings Corp.
3.65%, 06/15/2024	205,000	202,968
6.05%, 01/31/2018 (F)	146,000	161,040
Jackson National Life Global Funding 4.70%, 06/01/2018 (F)	100,000	108,259
Jefferies Group LLC 6.88%, 04/15/2021	245,000	280,431
JM Smucker Co. 3.50%, 03/15/2025 (F)	310,000	303,704
John Deere Capital Corp.
1.05%, 10/11/2016	108,000	108,462
1.20%, 10/10/2017	41,000	40,945
1.70%, 01/15/2020	30,000	29,374
2.25%, 04/17/2019	33,000	33,297
Series MTN
1.35%, 01/16/2018	63,000	63,202
2.75%, 03/15/2022	25,000	24,775
2.80%, 03/04/2021	160,000	162,080
3.15%, 10/15/2021	20,000	20,543
3.35%, 06/12/2024	112,000	114,156
John Sevier Combined Cycle Generation LLC 4.63%, 01/15/2042	74,877	80,461
Johnson Controls, Inc.
3.63%, 07/02/2024	23,000	23,041
3.75%, 12/01/2021	36,000	36,974
4.25%, 03/01/2021	40,000	42,258
4.95%, 07/02/2064	97,000	92,165
5.00%, 03/30/2020	60,000	65,865
5.25%, 12/01/2041	75,000	78,644
Kansas City Power & Light Co.
3.15%, 03/15/2023	47,000	46,111
5.30%, 10/01/2041	60,000	64,929

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Kansas Gas & Electric Co. 4.30%, 07/15/2044 (F)	$ 135,000	$ 135,419
Kerr-McGee Corp. 7.88%, 09/15/2031	180,000	230,550
KeyCorp Series MTN 5.10%, 03/24/2021	141,000	156,436
Kimberly-Clark Corp. 2.40%, 03/01/2022 - 06/01/2023	114,000	109,956
Kimco Realty Corp.
3.13%, 06/01/2023	555,000	531,399
3.20%, 05/01/2021	175,000	176,052
Kinder Morgan Energy Partners, LP
3.50%, 03/01/2021 - 09/01/2023	295,000	285,495
5.00%, 08/15/2042 - 03/01/2043	290,000	252,942
5.50%, 03/01/2044	475,000	439,701
Kinder Morgan Finance Co. LLC 6.00%, 01/15/2018 (F)	675,000	731,319
Kinder Morgan, Inc. 5.55%, 06/01/2045	122,000	112,763
Kraft Foods Group, Inc.
3.50%, 06/06/2022	101,000	101,248
5.00%, 06/04/2042	145,000	144,496
6.13%, 08/23/2018	65,000	72,684
6.50%, 02/09/2040	100,000	117,557
6.88%, 01/26/2039	49,000	60,045
Kroger Co.
2.20%, 01/15/2017	15,000	15,209
3.40%, 04/15/2022	95,000	95,696
3.85%, 08/01/2023	190,000	194,891
4.00%, 02/01/2024	90,000	92,952
5.15%, 08/01/2043	175,000	184,485
6.15%, 01/15/2020	30,000	34,519
7.50%, 04/01/2031	100,000	128,751
8.00%, 09/15/2029	125,000	170,257
Laboratory Corp. of America Holdings 3.20%, 02/01/2022	138,000	136,053
Legg Mason, Inc. 3.95%, 07/15/2024	115,000	116,296
Liberty Mutual Group, Inc. 5.00%, 06/01/2021 (F)	100,000	109,126
Liberty Mutual Insurance Co. 7.88%, 10/15/2026 (F)	220,000	266,103
Liberty Property, LP
3.38%, 06/15/2023	40,000	38,640
4.40%, 02/15/2024	95,000	98,113
Lincoln National Corp.
4.20%, 03/15/2022	129,000	135,365
4.85%, 06/24/2021	7,000	7,674
8.75%, 07/01/2019	70,000	85,823
Lockheed Martin Corp.
2.13%, 09/15/2016	16,000	16,234
2.90%, 03/01/2025	135,000	129,681
3.80%, 03/01/2045	145,000	129,262
4.07%, 12/15/2042	108,000	102,048
4.85%, 09/15/2041	12,000	12,683
Lowe’s Cos., Inc.
3.13%, 09/15/2024 (B)	50,000	49,854

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Lowe’s Cos., Inc. (continued)
4.65%, 04/15/2042	$ 43,000	$ 44,333
5.13%, 11/15/2041	13,000	14,212
5.50%, 10/15/2035	110,000	124,783
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023	55,000	52,947
3.88%, 01/15/2022	350,000	362,910
4.30%, 02/15/2043	205,000	184,669
4.50%, 12/15/2034	53,000	50,852
5.13%, 01/15/2042	8,000	8,036
6.38%, 03/15/2037	50,000	59,418
6.70%, 07/15/2034	50,000	60,889
7.45%, 07/15/2017	40,000	44,591
Magellan Midstream Partners, LP
3.20%, 03/15/2025	59,000	56,653
4.25%, 02/01/2021	234,000	248,966
5.15%, 10/15/2043	212,000	214,388
Manufacturers & Traders Trust Co. 6.63%, 12/04/2017	250,000	279,420
Marathon Oil Corp.
2.70%, 06/01/2020	270,000	267,832
2.80%, 11/01/2022	100,000	94,788
Marathon Petroleum Corp. 3.63%, 09/15/2024	96,000	94,254
Markel Corp. 3.63%, 03/30/2023	100,000	98,559
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	191,000	190,228
3.50%, 03/10/2025	93,000	91,857
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (F)	33,000	35,908
7.63%, 11/15/2023 (F)	250,000	312,511
MassMutual Global Funding II
2.00%, 04/05/2017 (F)	160,000	162,098
2.10%, 08/02/2018 (F)	112,000	113,382
2.50%, 10/17/2022 (B) (F)	100,000	96,613
McDonald’s Corp. Series MTN 4.60%, 05/26/2045	180,000	175,609
McKesson Corp.
0.95%, 12/04/2015	16,000	16,022
2.70%, 12/15/2022	201,000	192,822
2.85%, 03/15/2023	115,000	109,833
3.80%, 03/15/2024	500,000	505,749
4.88%, 03/15/2044	40,000	39,750
Medco Health Solutions, Inc.
4.13%, 09/15/2020	90,000	95,605
7.13%, 03/15/2018	60,000	68,298
Medtronic, Inc.
3.15%, 03/15/2022 (F)	790,000	793,539
4.38%, 03/15/2035 (F)	169,000	167,703
4.63%, 03/15/2044	43,000	43,347
4.63%, 03/15/2045 (F)	395,000	399,878
Merck & Co., Inc.
1.85%, 02/10/2020 (B)	180,000	178,493
2.35%, 02/10/2022	86,000	83,179
2.40%, 09/15/2022	41,000	39,453
2.75%, 02/10/2025	150,000	143,840
3.70%, 02/10/2045	305,000	272,477

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
MetLife, Inc.
3.00%, 03/01/2025	$ 290,000	$ 277,478
4.05%, 03/01/2045	55,000	50,517
4.13%, 08/13/2042	440,000	409,509
4.72%, 12/15/2044	65,000	65,702
4.75%, 02/08/2021	350,000	386,584
5.25%, 06/15/2020 (E) (J)	620,000	614,575
6.40%, 12/15/2066	60,000	65,850
6.75%, 06/01/2016	40,000	42,080
Metropolitan Edison Co. 4.00%, 04/15/2025 (F)	85,000	84,781
Metropolitan Life Global Funding I
1.50%, 01/10/2018 (F)	100,000	99,814
2.00%, 04/14/2020 (B) (F)	330,000	325,370
3.65%, 06/14/2018 (F)	120,000	127,013
3.88%, 04/11/2022 (F)	300,000	315,238
Microsoft Corp.
0.88%, 11/15/2017	22,000	21,951
2.38%, 02/12/2022 - 05/01/2023	482,000	470,761
3.50%, 02/12/2035 - 11/15/2042	218,000	191,914
3.63%, 12/15/2023	107,000	111,341
3.75%, 02/12/2045	825,000	743,854
4.00%, 02/12/2055	71,000	63,700
MidAmerican Energy Co. 5.95%, 07/15/2017	70,000	76,359
Mississippi Power Co. 4.25%, 03/15/2042	213,000	189,633
Mondelez International, Inc. 4.00%, 02/01/2024	510,000	528,219
Monsanto Co. 4.70%, 07/15/2064	18,000	15,582
Morgan Stanley
1.88%, 01/05/2018	99,000	99,263
2.50%, 01/24/2019	354,000	357,283
2.65%, 01/27/2020	200,000	199,643
2.80%, 06/16/2020	284,000	284,302
3.75%, 02/25/2023	414,000	418,612
3.88%, 04/29/2024	435,000	439,635
3.95%, 04/23/2027	276,000	260,237
4.30%, 01/27/2045	399,000	372,824
5.00%, 11/24/2025	218,000	228,215
5.45%, 07/15/2019 (E) (J)	535,000	530,987
5.55%, 07/15/2020 (E) (J)	365,000	362,354
Series MTN
2.38%, 07/23/2019	855,000	849,385
3.70%, 10/23/2024	312,000	310,737
4.35%, 09/08/2026	300,000	293,964
5.50%, 07/28/2021	120,000	135,371
5.55%, 04/27/2017	220,000	235,772
5.63%, 09/23/2019	470,000	526,679
5.75%, 10/18/2016	100,000	105,695
6.63%, 04/01/2018	100,000	112,206
7.30%, 05/13/2019	470,000	552,945
Mosaic Co.
3.75%, 11/15/2021	136,000	140,262
4.25%, 11/15/2023	71,000	73,004
4.88%, 11/15/2041	13,000	12,346
5.45%, 11/15/2033	255,000	271,441
5.63%, 11/15/2043	140,000	149,158

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
MPLX, LP 4.00%, 02/15/2025	$ 70,000	$ 68,297
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	141,000	139,316
3.00%, 02/10/2025	105,000	98,527
MUFG Union Bank NA 2.63%, 09/26/2018	275,000	279,437
Mylan, Inc. 2.60%, 06/24/2018	155,000	156,122
Nabors Industries, Inc.
4.63%, 09/15/2021	60,000	59,608
5.00%, 09/15/2020	220,000	229,044
National Oilwell Varco, Inc. 1.35%, 12/01/2017	29,000	28,687
National Rural Utilities Cooperative Finance Corp. 2.85%, 01/27/2025	235,000	225,800
National Semiconductor Corp. 6.60%, 06/15/2017	60,000	66,257
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031 (F)	250,000	334,871
9.38%, 08/15/2039 (F)	80,000	119,738
NBCUniversal Media LLC
4.38%, 04/01/2021	220,000	238,277
4.45%, 01/15/2043	95,000	91,304
Nevada Power Co.
5.45%, 05/15/2041	40,000	45,622
6.50%, 08/01/2018	25,000	28,529
6.65%, 04/01/2036	100,000	128,886
7.13%, 03/15/2019	50,000	58,799
New York Life Global Funding
0.80%, 02/12/2016 (F)	150,000	150,216
1.13%, 03/01/2017 (F)	186,000	185,848
1.65%, 05/15/2017 (F)	100,000	101,018
2.15%, 06/18/2019 (F)	255,000	255,656
NextEra Energy Capital Holdings, Inc. 2.40%, 09/15/2019	106,000	105,886
Niagara Mohawk Power Corp. 3.51%, 10/01/2024 (F)	141,000	141,285
NiSource Finance Corp.
3.85%, 02/15/2023	50,000	51,449
4.80%, 02/15/2044	280,000	285,501
5.65%, 02/01/2045	114,000	128,838
5.80%, 02/01/2042	202,000	235,323
6.80%, 01/15/2019	80,000	92,220
Nissan Motor Acceptance Corp. 1.80%, 03/15/2018 (F)	214,000	214,301
Noble Energy, Inc.
4.15%, 12/15/2021	90,000	93,759
5.05%, 11/15/2044	57,000	54,613
5.25%, 11/15/2043	490,000	477,387
Nordstrom, Inc. 4.00%, 10/15/2021	21,000	22,314
Norfolk Southern Corp.
3.25%, 12/01/2021	11,000	11,287
3.85%, 01/15/2024	125,000	128,472
3.95%, 10/01/2042	25,000	22,513
4.80%, 08/15/2043	75,000	76,402
6.00%, 05/23/2111	113,000	127,975

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Northrop Grumman Corp.
1.75%, 06/01/2018	$ 40,000	$ 39,903
3.85%, 04/15/2045	260,000	228,768
Northrop Grumman Systems Corp. 7.75%, 02/15/2031	80,000	106,945
Northwest Airlines Pass-Through Trust 7.03%, 05/01/2021	170,307	191,170
NorthWestern Corp. 4.18%, 11/15/2044	150,000	147,070
Novartis Capital Corp.
2.40%, 09/21/2022	80,000	77,762
3.40%, 05/06/2024	165,000	167,435
Nucor Corp.
4.00%, 08/01/2023	70,000	71,028
5.20%, 08/01/2043	122,000	124,824
Occidental Petroleum Corp.
1.75%, 02/15/2017	17,000	17,154
2.70%, 02/15/2023	88,000	85,097
3.50%, 06/15/2025	68,000	67,765
4.63%, 06/15/2045	26,000	25,840
Oglethorpe Power Corp. 4.55%, 06/01/2044	130,000	128,074
Ohio Power Co. 6.60%, 03/01/2033	65,000	81,196
Oklahoma Gas & Electric Co. 4.55%, 03/15/2044 (B)	135,000	139,444
Omnicom Group, Inc. 3.65%, 11/01/2024	125,000	122,750
Oncor Electric Delivery Co. LLC
2.15%, 06/01/2019	165,000	163,673
2.95%, 04/01/2025 (F)	45,000	43,146
6.80%, 09/01/2018	50,000	57,861
7.00%, 09/01/2022	50,000	61,514
ONEOK Partners, LP
3.25%, 02/01/2016	300,000	302,831
3.80%, 03/15/2020	200,000	204,227
4.90%, 03/15/2025	780,000	771,571
6.65%, 10/01/2036	220,000	230,151
Oracle Corp.
2.38%, 01/15/2019	91,000	92,353
2.50%, 05/15/2022 - 10/15/2022	780,000	754,204
2.80%, 07/08/2021	141,000	142,717
2.95%, 05/15/2025	400,000	384,968
3.63%, 07/15/2023	178,000	183,043
4.30%, 07/08/2034	293,000	288,940
4.50%, 07/08/2044	470,000	465,980
6.13%, 07/08/2039	65,000	78,529
PACCAR Financial Corp. Series MTN 1.60%, 03/15/2017	39,000	39,379
Pacific Gas & Electric Co.
2.45%, 08/15/2022	45,000	42,644
3.25%, 09/15/2021	11,000	11,181
3.40%, 08/15/2024	410,000	409,625
3.50%, 06/15/2025	224,000	223,595
4.30%, 03/15/2045	355,000	340,971
4.45%, 04/15/2042	17,000	16,626
4.50%, 12/15/2041	48,000	47,316

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Pacific Gas & Electric Co. (continued)
4.75%, 02/15/2044	$ 115,000	$ 118,559
6.05%, 03/01/2034	100,000	120,221
8.25%, 10/15/2018	45,000	53,951
Pacific Life Insurance Co. 9.25%, 06/15/2039 (F)	175,000	261,337
PacifiCorp
2.95%, 02/01/2022	555,000	554,946
5.50%, 01/15/2019	50,000	56,038
6.25%, 10/15/2037	20,000	24,976
Parker-Hannifin Corp.
Series MTN
3.30%, 11/21/2024	37,000	37,127
4.45%, 11/21/2044	37,000	37,279
PECO Energy Co. 2.38%, 09/15/2022	100,000	95,410
Pennsylvania Electric Co. 6.05%, 09/01/2017	40,000	43,659
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 06/15/2019 (F)	26,000	25,752
3.38%, 02/01/2022 (F)	184,000	178,359
4.25%, 01/17/2023 (F)	150,000	152,012
4.88%, 07/11/2022 (F)	100,000	105,672
PepsiCo, Inc.
0.49%, 02/26/2016 (E)	91,000	91,114
1.25%, 08/13/2017	86,000	86,143
3.00%, 08/25/2021	17,000	17,416
4.25%, 10/22/2044	195,000	191,194
Pfizer, Inc.
3.00%, 06/15/2023 (B)	190,000	189,313
4.30%, 06/15/2043	95,000	92,830
Philip Morris International, Inc.
4.13%, 03/04/2043	370,000	341,360
4.25%, 11/10/2044	240,000	225,673
5.65%, 05/16/2018	155,000	172,134
Phillips 66
2.95%, 05/01/2017	21,000	21,585
4.30%, 04/01/2022	16,000	16,791
4.88%, 11/15/2044	375,000	358,175
Phillips 66 Partners, LP 3.61%, 02/15/2025	270,000	254,100
Plains All American Pipeline, LP / PAA Finance Corp.
2.60%, 12/15/2019	53,000	52,775
3.60%, 11/01/2024	175,000	168,911
3.65%, 06/01/2022	215,000	216,411
4.90%, 02/15/2045	121,000	114,081
5.75%, 01/15/2020	700,000	785,282
PNC Bank NA
2.70%, 11/01/2022	250,000	240,603
6.88%, 04/01/2018	250,000	282,572
PNC Financial Services Group, Inc. 4.85%, 06/01/2023 (E) (J)	345,000	329,475
PNC Funding Corp.
2.70%, 09/19/2016	48,000	48,833
5.13%, 02/08/2020	100,000	112,111

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
PPG Industries, Inc.
3.60%, 11/15/2020 (B)	$ 50,000	$ 52,201
6.65%, 03/15/2018	16,000	17,968
PPL Capital Funding, Inc.
3.50%, 12/01/2022	585,000	591,977
4.20%, 06/15/2022	50,000	52,602
4.70%, 06/01/2043	100,000	99,943
6.70%, 03/30/2067 (E)	475,000	419,482
PPL Electric Utilities Corp. 4.13%, 06/15/2044	42,000	40,631
Praxair, Inc. 2.65%, 02/05/2025	65,000	62,114
Precision Castparts Corp.
3.25%, 06/15/2025	160,000	157,967
4.20%, 06/15/2035	160,000	159,493
Pricoa Global Funding I
1.60%, 05/29/2018 (F)	422,000	419,792
2.20%, 05/16/2019 (F)	150,000	149,933
Principal Financial Group, Inc. 8.88%, 05/15/2019	150,000	184,658
Principal Life Global Funding II
1.00%, 12/11/2015 (F)	58,000	58,100
2.25%, 10/15/2018 (F)	127,000	129,323
Private Export Funding Corp.
2.80%, 05/15/2022	400,000	406,189
3.55%, 01/15/2024	1,505,000	1,589,429
Progress Energy, Inc. 3.15%, 04/01/2022	22,000	21,992
Prologis, LP
4.25%, 08/15/2023	125,000	128,265
6.88%, 03/15/2020	55,000	63,534
Prudential Financial, Inc.
5.20%, 03/15/2044 (E)	245,000	242,672
Series MTN
2.35%, 08/15/2019	200,000	200,062
3.50%, 05/15/2024	110,000	108,745
5.10%, 08/15/2043	240,000	246,773
5.38%, 06/21/2020	385,000	434,365
Prudential Insurance Co. of America 8.30%, 07/01/2025 (F)	300,000	399,440
PSEG Power LLC
4.15%, 09/15/2021	23,000	24,121
4.30%, 11/15/2023 (B)	39,000	40,291
5.13%, 04/15/2020	90,000	99,368
5.32%, 09/15/2016	50,000	52,355
5.50%, 12/01/2015	170,000	173,211
Public Service Co. of New Hampshire 3.50%, 11/01/2023	40,000	41,073
Public Service Co. of Oklahoma
5.15%, 12/01/2019	110,000	122,078
6.63%, 11/15/2037	80,000	101,315
Public Service Electric & Gas Co. Series MTN 3.65%, 09/01/2042	49,000	43,755
Puget Sound Energy, Inc.
4.30%, 05/20/2045	175,000	174,020
6.97%, 06/01/2067 (E)	315,000	289,053

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Quest Diagnostics, Inc. 4.75%, 01/30/2020	$ 160,000	$ 174,212
Qwest Corp. 6.75%, 12/01/2021	67,000	73,951
Raytheon Co. 3.15%, 12/15/2024	56,000	55,541
Realty Income Corp.
3.25%, 10/15/2022	260,000	252,402
4.13%, 10/15/2026	195,000	196,261
Reliance Standard Life Global Funding II 2.38%, 05/04/2020 (F)	540,000	534,710
Republic Services, Inc.
3.55%, 06/01/2022	54,000	54,700
5.25%, 11/15/2021	80,000	89,653
5.50%, 09/15/2019	100,000	111,695
Reynolds American, Inc.
2.30%, 06/12/2018	150,000	151,121
4.00%, 06/12/2022	155,000	158,327
4.45%, 06/12/2025	180,000	183,388
5.70%, 08/15/2035	110,000	114,055
5.85%, 08/15/2045	510,000	534,936
Roche Holdings, Inc. 3.35%, 09/30/2024 (F)	200,000	201,912
Ryder System, Inc.
Series MTN
2.50%, 03/01/2017	23,000	23,416
3.50%, 06/01/2017	121,000	125,831
SABMiller Holdings, Inc.
2.45%, 01/15/2017 (F)	290,000	294,535
3.75%, 01/15/2022 (F)	400,000	413,302
Samsung Electronics America, Inc. 1.75%, 04/10/2017 (F)	450,000	452,890
San Diego Gas & Electric Co.
3.95%, 11/15/2041	33,000	31,776
6.00%, 06/01/2026	75,000	93,136
Sempra Energy
2.40%, 03/15/2020	250,000	248,055
2.88%, 10/01/2022	280,000	271,482
3.55%, 06/15/2024	438,000	437,611
4.05%, 12/01/2023	96,000	99,156
9.80%, 02/15/2019	140,000	175,836
SES Global Americas Holdings GP 2.50%, 03/25/2019 (F)	55,000	54,802
Simon Property Group, LP
2.15%, 09/15/2017	158,000	160,816
3.38%, 10/01/2024	93,000	92,402
3.75%, 02/01/2024	157,000	160,823
4.13%, 12/01/2021	27,000	29,000
4.38%, 03/01/2021	60,000	65,002
South Carolina Electric & Gas Co. 4.50%, 06/01/2064	26,000	23,660
Southern California Edison Co.
1.85%, 02/01/2022	77,000	76,924
2.40%, 02/01/2022	260,000	252,881
3.60%, 02/01/2045	205,000	182,733
3.88%, 06/01/2021	18,000	19,282
3.90%, 12/01/2041	50,000	46,834
4.05%, 03/15/2042	75,000	71,882

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Southern Co.
1.95%, 09/01/2016	$ 23,000	$ 23,261
2.15%, 09/01/2019	100,000	98,970
Southern Power Co.
5.15%, 09/15/2041	165,000	169,964
5.25%, 07/15/2043	75,000	79,529
Southwestern Electric Power Co.
3.90%, 04/01/2045	460,000	400,453
6.45%, 01/15/2019	50,000	56,875
Southwestern Public Service Co.
6.00%, 10/01/2036	97,000	115,372
8.75%, 12/01/2018	80,000	97,945
Spectra Energy Capital LLC
3.30%, 03/15/2023	89,000	81,618
5.65%, 03/01/2020	190,000	206,195
7.50%, 09/15/2038	90,000	102,183
8.00%, 10/01/2019	100,000	118,489
Spectra Energy Partners, LP
2.95%, 09/25/2018	71,000	72,613
3.50%, 03/15/2025	125,000	119,708
Starbucks Corp. 4.30%, 06/15/2045	105,000	103,544
State Street Corp.
3.10%, 05/15/2023	72,000	70,537
3.30%, 12/16/2024	190,000	189,669
3.70%, 11/20/2023	231,000	238,620
5.25%, 09/15/2020 (E) (J)	490,000	490,612
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	36,000	34,957
4.95%, 01/15/2043	309,000	270,668
5.30%, 04/01/2044	185,000	168,440
5.35%, 05/15/2045	493,000	450,066
SunTrust Bank 7.25%, 03/15/2018	100,000	113,732
SunTrust Banks, Inc.
2.35%, 11/01/2018	39,000	39,247
3.50%, 01/20/2017	130,000	133,873
Swiss Re Treasury US Corp. 4.25%, 12/06/2042 (F)	125,000	120,609
Synchrony Financial
2.70%, 02/03/2020	370,000	365,492
3.75%, 08/15/2021	315,000	317,397
4.25%, 08/15/2024	115,000	115,494
Sysco Corp. 3.00%, 10/02/2021	43,000	43,430
Target Corp. 3.50%, 07/01/2024	497,000	507,335
TD Ameritrade Holding Corp. 2.95%, 04/01/2022	112,000	111,049
Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/2020	125,000	122,791
Texas Eastern Transmission, LP 2.80%, 10/15/2022 (F)	129,000	120,734
Texas Gas Transmission LLC 4.50%, 02/01/2021 (F)	155,000	157,041
Texas Health Resources 4.33%, 11/15/2055	250,000	233,955

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Texas Instruments, Inc. 1.65%, 08/03/2019	$ 37,000	$ 36,478
Textron, Inc. 3.88%, 03/01/2025	130,000	127,973
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	106,000	105,824
4.15%, 02/01/2024	247,000	251,681
5.30%, 02/01/2044	250,000	264,231
Time Warner Cable, Inc.
4.13%, 02/15/2021	350,000	361,356
5.00%, 02/01/2020	5,000	5,398
5.50%, 09/01/2041	339,000	316,174
6.55%, 05/01/2037	100,000	104,102
8.75%, 02/14/2019	105,000	124,703
Time Warner Cos., Inc.
3.60%, 07/15/2025	645,000	627,379
7.57%, 02/01/2024	55,000	67,858
Time Warner Entertainment Co., LP 8.38%, 03/15/2023	30,000	37,294
Time Warner, Inc.
3.55%, 06/01/2024	330,000	321,824
4.00%, 01/15/2022	400,000	409,416
4.65%, 06/01/2044	95,000	90,312
4.75%, 03/29/2021	910,000	983,720
4.90%, 06/15/2042	175,000	172,206
5.35%, 12/15/2043	30,000	30,738
5.38%, 10/15/2041	17,000	17,438
Toyota Motor Credit Corp.
Series MTN
1.45%, 01/12/2018	129,000	129,124
2.00%, 09/15/2016	90,000	91,327
2.05%, 01/12/2017	100,000	101,585
2.10%, 01/17/2019	174,000	174,728
2.15%, 03/12/2020	600,000	599,816
Trans-Allegheny Interstate Line Co. 3.85%, 06/01/2025 (F)	205,000	203,635
Tri-State Generation & Transmission Association, Inc. 4.70%, 11/01/2044 (F)	180,000	181,316
Tyson Foods, Inc. 3.95%, 08/15/2024	340,000	342,495
UDR, Inc. 3.70%, 10/01/2020	155,000	160,781
Union Carbide Corp.
7.50%, 06/01/2025	40,000	49,844
7.75%, 10/01/2096	40,000	49,600
Union Pacific Corp.
2.95%, 01/15/2023	21,000	21,045
3.75%, 03/15/2024	100,000	105,164
4.15%, 01/15/2045	50,000	47,838
4.16%, 07/15/2022	87,000	93,432
4.30%, 06/15/2042	24,000	23,647
United Airlines Pass-Through Trust 4.30%, 02/15/2027	65,452	67,416
United Parcel Service, Inc. 2.45%, 10/01/2022	29,000	27,984

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
United Technologies Corp.
4.15%, 05/15/2045	$ 413,000	$ 394,359
4.50%, 06/01/2042	336,000	341,341
UnitedHealth Group, Inc.
2.75%, 02/15/2023	38,000	36,352
2.88%, 03/15/2023	150,000	144,395
3.38%, 11/15/2021	37,000	38,016
3.95%, 10/15/2042	180,000	162,862
6.63%, 11/15/2037	100,000	128,199
US Bancorp
Series MTN
2.20%, 04/25/2019	200,000	202,096
3.00%, 03/15/2022	33,000	33,275
4.13%, 05/24/2021	37,000	40,078
US Bank NA
1.35%, 01/26/2018	300,000	299,805
2.13%, 10/28/2019	250,000	250,284
Ventas Realty, LP
3.50%, 02/01/2025	45,000	43,254
3.75%, 05/01/2024	88,000	86,719
4.38%, 02/01/2045	30,000	26,703
Ventas Realty, LP / Ventas Capital Corp. 4.25%, 03/01/2022	295,000	305,443
Verizon Communications, Inc.
1.35%, 06/09/2017	156,000	155,779
2.45%, 11/01/2022	340,000	319,187
2.63%, 02/21/2020	41,000	40,908
3.00%, 11/01/2021	402,000	396,591
3.50%, 11/01/2024	1,365,000	1,327,680
3.85%, 11/01/2042	625,000	515,809
4.27%, 01/15/2036 (F)	127,000	114,563
4.40%, 11/01/2034	193,000	178,671
4.50%, 09/15/2020	384,000	414,234
4.52%, 09/15/2048 (F)	324,000	284,640
4.67%, 03/15/2055 (F)	413,000	359,291
4.86%, 08/21/2046	1,674,000	1,566,723
5.05%, 03/15/2034	192,000	193,292
5.15%, 09/15/2023	419,000	458,738
6.40%, 09/15/2033	7,000	8,022
6.55%, 09/15/2043	37,000	43,281
Verizon New England, Inc. 7.88%, 11/15/2029	88,000	112,310
Verizon Pennsylvania LLC 8.75%, 08/15/2031	225,000	294,603
Viacom, Inc.
3.13%, 06/15/2022	50,000	47,852
3.25%, 03/15/2023	44,000	41,814
3.50%, 04/01/2017	635,000	655,822
3.88%, 12/15/2021	40,000	40,577
4.38%, 03/15/2043	384,000	311,099
Virginia Electric & Power Co.
2.75%, 03/15/2023	100,000	97,609
2.95%, 01/15/2022	8,000	7,975
3.45%, 02/15/2024	21,000	21,272
4.45%, 02/15/2044	21,000	21,088
8.88%, 11/15/2038	70,000	107,871
Volkswagen Group of America Finance LLC 2.45%, 11/20/2019 (F)	200,000	200,686

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Voya Financial, Inc.
2.90%, 02/15/2018	$ 210,000	$ 215,501
5.50%, 07/15/2022	150,000	168,426
5.70%, 07/15/2043	150,000	168,097
Wachovia Corp. Series MTN 5.75%, 02/01/2018	480,000	530,124
Wal-Mart Stores, Inc.
3.30%, 04/22/2024	115,000	116,356
4.00%, 04/11/2043	435,000	415,069
4.30%, 04/22/2044	465,000	466,233
5.63%, 04/15/2041	175,000	206,531
Walgreen Co. 3.10%, 09/15/2022	94,000	91,295
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	360,000	357,502
3.80%, 11/18/2024	970,000	949,997
4.50%, 11/18/2034	195,000	183,365
Walt Disney Co. Series MTN 0.45%, 12/01/2015	42,000	41,985
Waste Management, Inc.
3.13%, 03/01/2025 (B)	69,000	66,941
3.90%, 03/01/2035	26,000	23,840
WEC Energy Group, Inc. 3.55%, 06/15/2025	144,000	143,620
Weingarten Realty Investors
3.85%, 06/01/2025	160,000	156,871
4.45%, 01/15/2024	80,000	82,908
Wells Fargo & Co.
2.13%, 04/22/2019	115,000	115,452
2.15%, 01/15/2019	71,000	71,441
2.63%, 12/15/2016	64,000	65,462
3.45%, 02/13/2023	125,000	124,323
4.13%, 08/15/2023	195,000	202,465
5.38%, 11/02/2043	315,000	336,332
5.63%, 12/11/2017	50,000	54,936
5.88%, 06/15/2025 (E) (J)	188,000	192,474
Series MTN
2.15%, 01/30/2020	560,000	554,654
3.00%, 01/22/2021 - 02/19/2025	1,055,000	1,033,838
3.30%, 09/09/2024	300,000	295,398
4.60%, 04/01/2021	740,000	810,654
4.65%, 11/04/2044	483,000	462,951
Wells Fargo Bank NA Series MTN 5.60%, 03/15/2016	300,000	310,081
Western Gas Partners, LP
3.95%, 06/01/2025	355,000	341,409
4.00%, 07/01/2022	105,000	105,364
Williams Partners, LP
3.60%, 03/15/2022	155,000	150,497
4.90%, 01/15/2045	160,000	137,286
5.10%, 09/15/2045	220,000	194,363
5.40%, 03/04/2044	250,000	228,509
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	2,044
3.10%, 06/01/2025	110,000	109,333

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Wisconsin Electric Power Co. (continued)
3.65%, 12/15/2042	$ 40,000	$ 36,354
4.25%, 12/15/2019	140,000	152,262
WW Grainger, Inc. 4.60%, 06/15/2045	196,000	196,200
Xcel Energy, Inc.
3.30%, 06/01/2025 (B)	235,000	230,868
4.70%, 05/15/2020	325,000	354,476
4.80%, 09/15/2041	3,000	3,111
6.50%, 07/01/2036	130,000	162,343
Xerox Corp.
2.75%, 09/01/2020	241,000	238,688
2.95%, 03/15/2017	16,000	16,388
4.50%, 05/15/2021	24,000	25,494
5.63%, 12/15/2019	70,000	78,483
Zoetis, Inc.
1.88%, 02/01/2018	41,000	40,886
4.70%, 02/01/2043	17,000	16,208

		227,350,591

Virgin Islands, British - 0.1%
CNOOC Finance, Ltd.
1.13%, 05/09/2016	200,000	199,833
3.00%, 05/09/2023	200,000	189,473
Sinopec Group Overseas Development, Ltd. 4.38%, 10/17/2023 (F)	200,000	209,595
State Grid Overseas Investment, Ltd. 1.75%, 05/22/2018 (F)	200,000	198,520

		797,421

Total Corporate Debt Securities (Cost $292,299,320)		288,851,536

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Brazil - 0.0% (C)
Brazilian Government International Bond 5.00%, 01/27/2045	200,000	173,000

Canada - 0.0% (C)
Province of Ontario, Canada 1.65%, 09/27/2019	87,000	86,653

Colombia - 0.0% (C)
Colombia Government International Bond
5.00%, 06/15/2045	200,000	185,000

Israel - 0.4%
Israel Government AID Bond
Zero Coupon, 02/15/2024	2,000,000	1,562,984
Series 2007-Z
Zero Coupon, 08/15/2025	1,000,000	737,567
Series 2008-Z
Zero Coupon, 08/15/2024 - 02/15/2025	2,000,000	1,516,605
Series 2009-Z
Zero Coupon, 11/15/2024	1,000,000	758,232
Israel Government AID Bond, Principal Only STRIPS Series 2 11/01/2024	300,000	227,801

		4,803,189

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 0.1%
Mexico Government International Bond
4.00%, 10/02/2023	$ 226,000	$ 232,215
5.55%, 01/21/2045	119,000	126,586
Series 2012-1, Class A2
5.75%, 10/12/2110	70,000	68,775
Series MTN
3.50%, 01/21/2021 (B)	465,000	474,300
4.75%, 03/08/2044	212,000	201,400

		1,103,276

Peru - 0.0% (C)
Peruvian Government International Bond 5.63%, 11/18/2050	35,000	39,025

Poland - 0.0% (C)
Poland Government International Bond 4.00%, 01/22/2024	167,000	174,724

South Africa - 0.0% (C)
South Africa Government International Bond 5.38%, 07/24/2044 (B)	200,000	199,454

Supranational - 0.1%
African Development Bank 8.80%, 09/01/2019	130,000	161,420
Corp. Andina de Fomento 3.75%, 01/15/2016	64,000	64,645
International Bank for Reconstruction & Development Series 2 Zero Coupon, 02/15/2016	300,000	299,094

		525,159

Turkey - 0.1%
Turkey Government International Bond 5.75%, 03/22/2024 (B)	260,000	281,450

Total Foreign Government Obligations (Cost $7,591,180)		7,570,930

MORTGAGE-BACKED SECURITIES - 3.9%
United States - 3.9%
A10 Securitization LLC
Series 2012-1, Class A
3.49%, 04/15/2024 (F)	23,839	23,839
Series 2013-1, Class A
2.40%, 11/15/2025 (F)	55,832	55,989
Series 2015-1, Class A1
2.10%, 04/15/2034 (F)	473,000	471,128
A10 Term Asset Financing LLC
Series 2013-2, Class A
2.62%, 11/15/2027 (F)	597,609	601,050
Series 2013-2, Class B
4.38%, 11/15/2027 (F)	250,000	251,074
Series 2014-1, Class A1
1.72%, 04/15/2033 (F)	593,000	591,450
Series 2014-1, Class A2
3.02%, 04/15/2033 (F)	301,000	300,878
Ajax Mortgage Loan Trust
Series 2013-A, Class A
3.50%, 02/25/2051 (E) (F) (G)	355,856	352,794
Series 2013-B, Class A
3.50%, 02/25/2051 (E) (F) (G)	590,445	588,850

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Ajax Mortgage Loan Trust (continued)
Series 2014-A, Class A
3.75%, 10/25/2057 (F) (I)	$ 463,120	$ 462,147
Series 2015-B, Class A
3.88%, 07/25/2060 (F) (I) (K)	250,000	249,467
American General Mortgage Loan Trust Series 2010-1A, Class A2 5.65%, 03/25/2058 (E) (F)	6,943	6,938
ASG Re-REMIC Trust Series 2009-4, Class A60 6.00%, 06/28/2037 (F)	15,858	14,978
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A
2.96%, 12/10/2030 (F)	100,000	98,848
Series 2014-520M, Class C
4.35%, 08/15/2046 (E) (F)	150,000	139,430
Banc of America Commercial Mortgage Trust
Series 2006-1, Class A4
5.37%, 09/10/2045 (E)	760,048	763,929
Series 2006-5, Class A4
5.41%, 09/10/2047	375,000	385,549
Series 2007-5, Class A4
5.49%, 02/10/2051	426,647	450,450
Banc of America Funding Trust
Series 2005-E, Class 4A1
2.70%, 03/20/2035 (E)	126,684	126,261
Series 2006-A, Class 1A1
2.67%, 02/20/2036 (E)	460,893	457,207
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 (F)	6,259	6,258
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-5, Class A4
5.12%, 10/10/2045 (E)	220,267	220,393
Series 2005-6, Class A4
5.33%, 09/10/2047 (E)	554,718	557,525
Banc of America Mortgage Trust
Series 2003-J, Class 3A2
2.68%, 11/25/2033 (E)	135,307	135,748
Series 2004-5, Class 2A2
5.50%, 06/25/2034	49,656	50,598
Series 2004-6, Class 1A3
5.50%, 05/25/2034	88,247	93,162
BB-UBS Trust
Series 2012-SHOW, Class A
3.43%, 11/05/2036 (F)	500,000	497,420
Series 2012-TFT, Class A
2.89%, 06/05/2030 (F)	250,000	246,910
BCAP LLC Trust
Series 2010-RR4, Class 12A1
4.00%, 07/26/2036 (E) (F)	1,405	1,404
Series 2011-R11, Class 24A5
3.00%, 08/26/2022 (E) (F)	70,310	70,399
Series 2011-R11, Class 25A5
4.00%, 08/26/2021 (E) (F)	111,372	112,464
Series 2011-RR5, Class 11A3
0.33%, 05/28/2036 (E) (F)	40,780	40,160

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
BCAP LLC Trust (continued)
Series 2012-RR10, Class 1A1
0.41%, 02/26/2037 (E) (F)	$ 256,743	$ 247,880
Series 2012-RR10, Class 3A1
0.37%, 05/26/2036 (E) (F)	226,242	215,901
Series 2012-RR3, Class 2A5
2.05%, 05/26/2037 (E) (F)	163,506	163,832
Bear Stearns Alt-A Trust Series 2004-6, Class 1A 0.83%, 07/25/2034 (E)	488,994	467,921
Bear Stearns ARM Trust Series 2003-4, Class 3A1 2.44%, 07/25/2033 (E)	50,333	50,446
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-T20, Class A4A
5.26%, 10/12/2042 (E)	264,344	264,853
Series 2006-PW13, Class A4
5.54%, 09/11/2041	407,292	420,611
Series 2006-T22, Class A4
5.77%, 04/12/2038 (E)	433,708	441,999
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS Series 2005-PWR8, Class X1 1.02%, 06/11/2041 (E) (F)	238,574	130
CD Commercial Mortgage Trust Series 2005-CD1, Class AJ 5.38%, 07/15/2044 (E)	100,000	100,646
CD Commercial Mortgage Trust, Interest Only STRIPS Series 2007-CD4, Class XC 0.55%, 12/11/2049 (E) (F)	6,728,603	33,879
Chase Mortgage Finance Trust
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	61,662	63,864
Series 2007-A1, Class 1A3
2.55%, 02/25/2037 (E)	94,644	93,286
Series 2007-A1, Class 8A1
2.50%, 02/25/2037 (E)	869,029	876,637
Series 2007-A2, Class 2A1
2.51%, 07/25/2037 (E)	38,116	38,465
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26
5.50%, 04/25/2034	67,340	70,707
Series 2004-3, Class A4
5.75%, 04/25/2034	53,872	56,089
Citicorp Mortgage Securities, Inc. Series 2004-3, Class A5 5.25%, 05/25/2034	132,355	136,665
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4
5.43%, 10/15/2049	100,000	104,074
Series 2013-SMP, Class A
2.11%, 01/12/2030 (F)	93,053	93,933
Citigroup Mortgage Loan Trust
Series 2008-AR4, Class 1A1A
2.52%, 11/25/2038 (E) (F)	76,521	76,614
Series 2010-8, Class 5A6
4.00%, 11/25/2036 (F)	194,690	197,374

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
COBALT CMBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.22%, 08/15/2048	$ 61,372	$ 63,831
Series 2006-C1, Class AM
5.25%, 08/15/2048	300,000	307,684
COMM Mortgage Trust
Series 2012-9W57, Class A
2.36%, 02/10/2029 (F)	400,000	406,426
Series 2013-300P, Class A1
4.35%, 08/10/2030 (F)	500,000	536,453
Series 2013-SFS, Class A2
3.09%, 04/12/2035	156,000	154,105
Series 2014-CR19, Class A5
3.80%, 08/10/2047	750,000	779,040
Series 2014-KYO, Class A
1.09%, 06/11/2027 (E) (F)	846,000	845,536
Series 2014-PAT, Class A
0.99%, 08/13/2027 (E) (F)	198,000	196,843
Series 2014-TWC, Class A
1.04%, 02/13/2032 (E) (F)	665,000	662,956
Series 2014-TWC, Class B
1.79%, 02/13/2032 (E) (F)	500,000	500,230
Commercial Mortgage Pass-Through Certificates Series 2012-MVP, Class A 2.12%, 11/17/2026 (E) (F)	33,312	33,302
Commercial Mortgage Trust
Series 2006-GG7, Class A4
6.01%, 07/10/2038 (E)	285,507	291,841
Series 2006-GG7, Class AM
6.01%, 07/10/2038 (E)	50,000	51,809
COOF Securitization Trust, Ltd., Interest Only STRIPS Series 2014-1, Class A 3.03%, 06/25/2040 (E) (F)	556,493	75,630
Credit Suisse Commercial Mortgage Trust Series 2006-C2, Class A3 5.86%, 03/15/2039 (E)	93,011	94,375
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	55,242	57,087
Series 2003-AR26, Class 2A1
2.61%, 11/25/2033 (E)	771,357	766,662
Series 2004-4, Class 2A4
5.50%, 09/25/2034	199,699	218,052
CSMC Trust
Series 2010-11R, Class A6
1.17%, 06/28/2047 (E) (F)	630,118	606,608
Series 2011-16R, Class 7A3
3.50%, 12/27/2036 (E) (F)	99,213	99,916
Series 2011-6R, Class 3A1
2.67%, 07/28/2036 (E) (F)	39,979	40,222
Series 2011-9R, Class A1
2.17%, 03/27/2046 (E) (F)	23,128	23,158
Series 2012-3R, Class 1A1
2.29%, 07/27/2037 (E) (F)	79,086	78,800
Series 2014-ICE, Class A
0.99%, 04/15/2027 (E) (F)	505,000	503,708

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
DBRR Trust
Series 2013-EZ2, Class A
0.85%, 02/25/2045 (E) (F)	$ 14,180	$ 14,173
Series 2013-EZ3, Class A
1.64%, 12/18/2049 (E) (F)	317,320	318,808
FDIC Trust Series 2013-N1, Class A 4.50%, 10/25/2018 (F)	43,396	43,547
GMACM Mortgage Loan Trust Series 2004-J5, Class A7 6.50%, 01/25/2035	36,393	37,938
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A
3.55%, 04/10/2034 (F)	700,000	724,269
Series 2013-NYC5, Class A
2.32%, 01/10/2030 (F)	100,000	101,147
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.48%, 08/10/2044 (E) (F)	200,000	206,663
GSMPS Mortgage Loan Trust Series 2005-RP3, Class 1AF 0.54%, 09/25/2035 (E) (F)	83,249	70,709
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1
2.59%, 10/25/2033 (E)	45,135	44,953
Series 2004-12, Class 3A6
2.61%, 12/25/2034 (E)	518,882	512,069
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	102,221	105,553
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	46,684	48,398
Impac CMB Trust Series 2005-4, Class 2A1 0.49%, 05/25/2035 (E)	61,840	60,757
Impac Secured Assets CMN Owner Trust Series 2003-3, Class A1 5.08%, 08/25/2033 (E)	96,090	100,723
Impac Secured Assets Trust
Series 2006-1, Class 2A1
0.54%, 05/25/2036 (E)	99,343	96,144
Series 2006-2, Class 2A1
0.54%, 08/25/2036 (E)	26,063	25,702
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP3, Class A4A
4.94%, 08/15/2042 (E)	38,047	38,032
Series 2005-LDP5, Class A4
5.41%, 12/15/2044 (E)	262,098	262,687
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (E)	320,633	329,357
Series 2006-CB16, Class A4
5.55%, 05/12/2045	121,244	124,440
Series 2006-LDP9, Class A3SF
0.34%, 05/15/2047 (E)	36,566	36,258
Series 2007-C1, Class A4
5.72%, 02/15/2051	297,023	316,932

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS Series 2006-LDP8, Class X 0.69%, 05/15/2045 (E)	$ 2,244,257	$ 10,063
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
1.99%, 02/25/2034 (E)	23,571	23,418
Series 2006-A2, Class 5A3
2.44%, 11/25/2033 (E)	71,229	71,341
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2 3.99%, 02/15/2036 (F)	192,000	196,352
LB-UBS Commercial Mortgage Trust
Series 2006-C3, Class A1A
5.64%, 03/15/2039 (E)	355,796	363,032
Series 2007-C2, Class A3
5.43%, 02/15/2040	163,024	172,212
LVII Re-REMIC Trust
Series 2009-2, Class M3
5.19%, 09/27/2037 (E) (F)	45,985	46,058
Series 2009-3, Class M3
5.16%, 11/27/2037 (E) (F)	47,987	48,035
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.67%, 04/21/2034 (E)	126,366	127,187
Series 2004-13, Class 3A7
2.70%, 11/21/2034 (E)	55,530	56,801
MASTR Alternative Loan Trust
Series 2004-4, Class 1A1
5.50%, 05/25/2034	77,307	82,318
Series 2004-5, Class 5A1
4.75%, 06/25/2019	30,436	31,186
MASTR Alternative Loan Trust, Principal Only STRIPS Series 2003-8, Class 15 11/25/2018	135,245	132,566
MASTR Asset Securitization Trust
Series 2003-10, Class 3A1
5.50%, 11/25/2033	65,878	68,706
Series 2003-11, Class 9A6
5.25%, 12/25/2033	114,207	120,115
Series 2003-7, Class 1A1
5.50%, 09/25/2033	101,710	105,438
MASTR Seasoned Securitization Trust Series 2004-2, Class A2 6.50%, 08/25/2032	151,384	163,359
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1
0.81%, 10/25/2028 (E)	801,305	765,023
Series 2003-H, Class A1
0.83%, 01/25/2029 (E)	152,091	149,537
Series 2004-A, Class A1
0.65%, 04/25/2029 (E)	201,157	192,888
Merrill Lynch Mortgage Trust Series 2006-C2, Class A4 5.74%, 08/12/2043 (E)	512,600	528,910

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS Series 2006-4, Class XC 0.80%, 12/12/2049 (E) (F)	$ 1,666,788	$ 12,523
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3 3.67%, 02/15/2047	300,000	313,160
Morgan Stanley Capital I Trust
Series 2005-IQ10, Class A4A
5.23%, 09/15/2042 (E)	9,144	9,138
Series 2006-T21, Class A4
5.16%, 10/12/2052 (E)	294,852	296,186
Series 2006-T23, Class A4
6.01%, 08/12/2041 (E)	581,803	600,549
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1
0.65%, 12/15/2043 (E) (F)	2,525,593	13,956
Series 2007-HQ11, Class X
0.39%, 02/12/2044 (E) (F)	4,110,122	12,293
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA
1.00%, 03/27/2051 (F)	131,888	131,724
Series 2012-XA, Class A
2.00%, 07/27/2049 (F)	337,035	336,867
Series 2012-XA, Class B
0.25%, 07/27/2049 (F)	200,000	177,280
MortgageIT Trust Series 2005-5, Class A1 0.45%, 12/25/2035 (E)	493,648	446,475
ORES NPL LLC Series 2013-LV2, Class A 3.08%, 09/25/2025 (F)	107,749	107,749
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1 2.48%, 05/25/2035 (E)	56,552	57,070
RAIT Trust
Series 2014-FL3, Class A
1.42%, 12/15/2031 (E) (F)	458,242	458,085
Series 2015-FL4, Class A
1.53%, 12/15/2031 (E) (F)	278,000	277,265
RALI Trust
Series 2003-QS13, Class A2
4.00%, 07/25/2033	482,826	457,658
Series 2003-QS13, Class A5
0.84%, 07/25/2033 (E)	147,361	136,777
Series 2004-QA4, Class NB3
3.77%, 09/25/2034 (E)	59,187	59,029
RBS Commercial Funding, Inc. Series 2013-SMV, Class A 3.26%, 03/11/2031 (F)	160,000	158,782
RCMC LLC Series 2012-CRE1, Class A 5.62%, 11/15/2044 (F)	101,771	103,999
Sequoia Mortgage Trust
Series 10, Class 1A
0.99%, 10/20/2027 (E)	129,802	126,814

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Sequoia Mortgage Trust (continued)
Series 2003-1, Class 1A
0.95%, 04/20/2033 (E)	$ 301,772	$ 288,887
Series 2003-2, Class A1
0.85%, 06/20/2033 (E)	107,177	102,028
Series 2004-11, Class A1
0.49%, 12/20/2034 (E)	101,848	98,922
Series 2004-5, Class A2
0.71%, 06/20/2034 (E)	296,082	287,694
Series 2004-8, Class A1
0.89%, 09/20/2034 (E)	419,636	400,422
Series 2004-9, Class A1
0.87%, 10/20/2034 (E)	370,027	352,621
Springleaf Mortgage Loan Trust
Series 2012-2A, Class A
2.22%, 10/25/2057 (E) (F)	165,769	166,179
Series 2012-2A, Class M4
6.00%, 10/25/2057 (E) (F)	100,000	103,579
Series 2012-3A, Class A
1.57%, 12/25/2059 (E) (F)	148,500	148,794
Series 2012-3A, Class M1
2.66%, 12/25/2059 (E) (F)	100,000	100,436
Series 2013-1A, Class A
1.27%, 06/25/2058 (E) (F)	210,294	210,035
Series 2013-1A, Class M1
2.31%, 06/25/2058 (E) (F)	207,000	207,589
Series 2013-1A, Class M2
3.14%, 06/25/2058 (E) (F)	144,000	144,222
Series 2013-1A, Class M3
3.79%, 06/25/2058 (E) (F)	159,000	160,074
Series 2013-2A, Class A
1.78%, 12/25/2065 (E) (F)	409,790	410,735
Series 2013-2A, Class M1
3.52%, 12/25/2065 (E) (F)	156,000	158,866
Series 2013-2A, Class M2
4.48%, 12/25/2065 (E) (F)	350,000	359,597
SRLP Securitization Trust Series 2015-1, Class A1 3.97%, 05/25/2055	557,000	557,000
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4
2.64%, 02/25/2034 (E)	854,854	850,096
Series 2004-18, Class 4A1
2.39%, 12/25/2034 (E)	603,377	593,632
Series 2004-4, Class 5A
2.39%, 04/25/2034 (E)	19,830	19,535
Series 2004-6, Class 4A1
2.45%, 06/25/2034 (E)	355,180	354,757
Series 2004-6, Class 5A4
2.36%, 06/25/2034 (E)	22,654	22,543
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1
0.85%, 10/19/2034 (E)	68,981	65,928
Series 2005-AR5, Class A3
0.44%, 07/19/2035 (E)	247,197	235,511

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Structured Asset Securities Corp. Series 2003-37A, Class 2A 3.77%, 12/25/2033 (E)	$ 14,653	$ 14,672
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-15A, Class 2A1
2.48%, 04/25/2033 (E)	88,507	89,006
Series 2003-30, Class 1A5
5.50%, 10/25/2033	58,168	61,111
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1
0.83%, 09/25/2043 (E)	1,165,281	1,125,115
Series 2004-3, Class A
0.93%, 09/25/2044 (E)	187,552	179,742
Series 2004-4, Class 3A
2.00%, 12/25/2044 (E)	259,675	256,580
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66%, 06/10/2030 (F)	174,000	178,800
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	104,000	107,758
Series 2013-C6, Class A4
3.24%, 04/10/2046	286,000	289,338
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS Series 2012-C2, Class XA 1.89%, 05/10/2063 (E) (F)	743,735	52,800
VNDO Mortgage Trust
Series 2012-6AVE, Class A
3.00%, 11/15/2030 (F)	544,235	539,054
Series 2013-PENN, Class A
3.81%, 12/13/2029 (F)	400,000	421,771
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5
5.22%, 01/15/2041 (E)	15,977	16,004
Series 2005-C22, Class A4
5.45%, 12/15/2044 (E)	154,564	154,756
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS Series 2006-C24, Class XC 0.25%, 03/15/2045 (E) (F)	7,519,592	5,181
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR10, Class A7
2.42%, 10/25/2033 (E)	67,899	69,193
Series 2003-AR11, Class A6
2.42%, 10/25/2033 (E)	128,316	129,727
Series 2003-AR5, Class A7
2.56%, 06/25/2033 (E)	105,944	107,487
Series 2003-AR6, Class A1
2.56%, 06/25/2033	144,435	144,556
Series 2003-AR7, Class A7
2.32%, 08/25/2033 (E)	131,455	131,736
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	58,064	60,157
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	40,275	41,323

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2004-CB3, Class 3A
5.50%, 10/25/2019	$ 44,221	$ 45,728
Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class A 2.80%, 03/18/2028 (E) (F)	400,000	400,507
Wells Fargo Mortgage Loan Trust Series 2012-RR1, Class A1 2.85%, 08/27/2037 (E) (F)	133,672	131,667
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1
2.52%, 06/25/2033 (E)	115,177	116,133
Series 2004-EE, Class 3A2
2.60%, 12/25/2034 (E)	365,282	367,978
Series 2004-I, Class 1A1
2.61%, 07/25/2034 (E)	263,869	266,182
Series 2004-P, Class 2A1
2.63%, 09/25/2034 (E)	120,985	121,410
Series 2004-R, Class 2A1
2.62%, 09/25/2034 (E)	56,219	56,923
Series 2005-AR3, Class 1A1
2.71%, 03/25/2035 (E)	705,546	710,766
Series 2005-AR4, Class 2A2
2.63%, 04/25/2035 (E)	496,133	505,133
Series 2005-AR8, Class 2A1
2.62%, 06/25/2035 (E)	42,800	43,001
Series 2005-AR9, Class 2A1
2.61%, 10/25/2033 (E)	47,410	47,730
Series 2012-IO, Class A
1.75%, 08/20/2021 (F)	81,711	81,711
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4
4.38%, 03/15/2044 (F)	100,000	108,354
Series 2012-C6, Class A4
3.44%, 04/15/2045	200,000	208,254

Total Mortgage-Backed Securities (Cost $45,048,074)		45,188,986

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.0% (C)
California - 0.0% (C)
City of Los Angeles Department of Airports, Revenue Bonds 6.58%, 05/15/2039	25,000	31,425
State of California, General Obligation Unlimited 7.30%, 10/01/2039	80,000	111,124

		142,549

New York - 0.0% (C)
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	170,000	162,740
5.65%, 11/01/2040	40,000	46,154

		208,894

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio - 0.0% (C)
Ohio State University, Revenue Bonds Series A 4.80%, 06/01/2111	$ 91,000	$ 87,388

Total Municipal Government Obligations (Cost $443,257)		438,831

U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.0%
Federal Home Loan Bank 5.50%, 07/15/2036	250,000	323,434
Federal Home Loan Mortgage Corp.
0.64%, 09/15/2042 (E)	816,619	821,289
0.69%, 08/15/2042 - 10/15/2042 (E)	828,399	833,553
0.74%, 07/15/2042 - 03/15/2044 (E)	2,550,938	2,558,223
2.54%, 02/01/2036 (E)	106,829	114,281
2.58%, 12/01/2031 (E)	48,138	51,635
3.00%, 07/01/2033 - 01/15/2044	3,381,016	3,389,249
3.50%, 01/01/2032 - 04/01/2043	5,552,433	5,755,676
3.98%, 07/01/2040 (E)	256,632	270,411
4.00%, 06/01/2042	418,264	446,478
4.50%, 03/01/2037 - 05/01/2041	1,448,696	1,564,689
5.00%, 02/01/2034	465,222	505,203
5.50%, 01/01/2024	138,883	152,348
6.00%, 01/01/2024 - 01/01/2034	332,265	366,420
6.50%, 07/01/2017 - 11/01/2037	826,180	948,496
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.62%, 01/25/2023	1,750,000	1,743,324
2.77%, 05/25/2025	750,000	733,444
3.39%, 03/25/2024	714,000	744,594
3.49%, 01/25/2024	1,000,000	1,051,763
Federal Home Loan Mortgage Corp. REMIC
0.54%, 06/15/2043 (E)	1,584,004	1,577,991
0.58%, 07/15/2037 (E)	288,683	288,302
0.59%, 04/15/2039 (E)	792,739	792,121
0.64%, 03/15/2039 - 11/15/2039 (E)	1,958,721	1,969,593
3.00%, 04/15/2025 - 02/15/2026	575,050	592,531
3.50%, 05/15/2021 - 02/15/2026	2,663,000	2,828,087
4.00%, 12/15/2024 - 12/15/2041	2,830,137	3,033,458
4.50%, 02/15/2020 - 06/15/2025	912,619	987,506
5.00%, 07/15/2020 - 05/15/2041	1,327,150	1,447,379
5.30%, 01/15/2033	118,983	130,276
5.50%, 11/15/2023 - 07/15/2037	2,474,641	2,737,353
5.50%, 05/15/2041 (E)	351,486	387,321
5.70%, 10/15/2038 (E)	66,421	74,605
5.75%, 06/15/2035 - 08/15/2035	1,531,527	1,741,436
5.85%, 09/15/2035	521,586	555,726
6.00%, 04/15/2036	234,635	267,763
6.50%, 02/15/2032	91,712	103,058
14.03%, 09/15/2034 (E)	103,313	117,595
23.61%, 06/15/2035 (E)	104,430	168,725
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
4.50%, 12/15/2024	121,339	7,302
5.00%, 10/15/2039	257,472	38,751
6.18%, 10/15/2037 (E)	597,955	119,801

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS 04/15/2020 - 01/15/2040	$ 611,661	$ 562,435
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities 0.59%, 03/25/2043 (E)	893,722	871,852
Federal National Mortgage Association
0.41%, 03/25/2045 (E)	139,993	140,281
0.52%, 01/01/2023 (E)	1,000,000	1,001,605
0.53%, 01/01/2023 (E)	949,867	949,528
0.55%, 01/25/2017 - 12/01/2024 (E)	2,082,382	2,081,993
0.56%, 02/01/2023 (E)	1,000,000	999,492
0.57%, 01/01/2023 (E)	950,282	957,622
0.61%, 07/01/2024 (E)	1,250,000	1,250,725
0.66%, 08/01/2023 - 09/01/2024 (E)	1,971,358	1,981,030
0.69%, 08/25/2042 (E)	418,650	420,105
0.70%, 08/25/2019 (E)	93,814	94,440
0.73%, 07/01/2025 (E)	1,687,045	1,688,486
1.40%, 07/01/2017	500,000	503,404
1.47%, 12/01/2019	473,186	466,746
1.58%, 01/01/2020	474,042	469,278
1.80%, 12/25/2019	400,000	401,977
2.00%, 12/01/2020	500,000	496,230
2.01%, 07/01/2019 - 06/01/2020	2,982,354	2,994,286
2.03%, 08/01/2019	508,000	512,199
2.22%, 12/01/2022	1,486,203	1,466,375
2.24%, 12/01/2022	495,518	489,460
2.34%, 01/01/2023	974,790	966,631
2.37%, 11/01/2022	499,298	496,613
2.38%, 12/01/2022	990,936	985,714
2.40%, 12/01/2022 - 02/01/2023	3,457,381	3,433,617
2.45%, 11/01/2022 - 02/01/2023	3,000,000	2,981,550
2.47%, 09/01/2022	474,515	476,488
2.49%, 10/01/2017 - 03/01/2023	1,407,771	1,430,038
2.50%, 04/01/2023	1,000,000	994,328
2.52%, 10/01/2022 - 05/01/2023	1,484,715	1,476,217
2.53%, 10/01/2022 - 09/25/2024	2,341,836	2,309,742
2.57%, 01/01/2023	2,062,727	2,077,993
2.61%, 10/25/2021 (E)	1,000,000	1,015,260
2.64%, 04/01/2023	969,094	977,365
2.66%, 12/01/2022	1,000,000	1,009,596
2.67%, 07/01/2022	1,000,000	1,011,756
2.68%, 07/01/2022	483,562	493,659
2.69%, 10/01/2017	714,501	734,377
2.72%, 10/25/2024	1,000,000	987,306
2.75%, 03/01/2022	472,099	483,616
2.76%, 05/01/2021 - 06/01/2023	1,973,033	2,008,273
2.81%, 06/01/2023 - 05/01/2027	2,000,000	1,977,395
2.86%, 05/01/2022	948,274	974,683
2.92%, 08/25/2021 - 12/01/2024	1,315,443	1,322,293
2.94%, 02/01/2027	1,347,065	1,330,425
2.98%, 07/01/2022 - 04/01/2023	2,497,712	2,569,760
3.02%, 08/25/2024 (E)	955,000	961,097
3.04%, 12/01/2024	1,000,000	1,009,228
3.05%, 01/01/2025	1,000,000	1,008,242
3.09%, 04/25/2027 (E)	1,167,000	1,155,272
3.10%, 07/25/2024 (E)	820,000	836,785
3.11%, 01/01/2022 - 12/01/2024	1,734,858	1,779,887
3.12%, 05/01/2022 - 02/01/2027	2,949,391	3,005,982

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.13%, 06/25/2030 (H)	$ 500,000	$ 487,190
3.14%, 12/01/2026	991,490	997,039
3.15%, 12/01/2024	2,500,000	2,549,653
3.20%, 06/01/2030	500,000	490,530
3.23%, 11/01/2020	717,715	756,345
3.24%, 10/01/2026	989,250	1,003,229
3.26%, 07/01/2022	1,346,122	1,410,063
3.28%, 08/01/2020	3,815,978	4,011,957
3.29%, 10/01/2020 - 08/01/2026	4,973,080	5,089,462
3.30%, 12/01/2026	1,000,000	1,016,241
3.34%, 02/01/2027	1,500,000	1,533,432
3.35%, 08/01/2023	695,000	728,540
3.38%, 01/01/2018 - 12/01/2023	2,000,000	2,090,109
3.45%, 01/01/2024	1,000,000	1,048,778
3.50%, 08/01/2032 - 08/01/2043	9,307,560	9,611,555
3.50%, 01/25/2024 (E)	1,500,000	1,574,091
3.51%, 12/25/2023 (E)	1,776,000	1,869,496
3.56%, 01/01/2021	965,129	1,031,134
3.59%, 12/01/2020	1,388,415	1,483,329
3.63%, 10/01/2029	497,306	514,511
3.65%, 04/25/2021	433,000	461,866
3.67%, 07/01/2023	925,000	979,160
3.73%, 06/25/2021 - 07/01/2022	1,230,116	1,317,435
3.74%, 06/01/2018	377,092	399,424
3.76%, 04/25/2021 - 11/01/2023	1,500,000	1,607,673
3.77%, 09/01/2021 - 12/01/2025	2,000,000	2,137,929
3.80%, 05/01/2022	928,408	990,919
3.82%, 06/01/2017	918,294	964,718
3.84%, 09/01/2020	646,113	693,122
3.87%, 08/01/2021	473,612	509,315
3.88%, 09/01/2021	1,519,114	1,640,762
4.00%, 01/01/2035	2,888,050	3,117,530
4.04%, 10/01/2020	400,000	434,485
4.13%, 08/01/2021	472,698	518,120
4.25%, 04/01/2021	1,050,000	1,154,247
4.30%, 04/01/2021	437,020	481,383
4.33%, 04/01/2021	377,998	416,557
4.36%, 03/01/2020 - 05/01/2021	1,358,640	1,498,266
4.38%, 01/01/2021 - 04/01/2021	959,442	1,062,018
4.39%, 05/01/2021	293,765	325,777
4.48%, 02/01/2021	472,337	524,911
4.50%, 09/01/2040	468,607	510,037
4.51%, 12/01/2019	894,605	986,324
4.54%, 01/01/2020	674,142	740,749
4.78%, 12/01/2019	998,347	1,108,924
5.00%, 06/01/2033 - 08/01/2040	343,244	384,274
5.50%, 03/01/2024 - 03/01/2035	988,651	1,110,490
5.90%, 10/01/2017	715,488	779,031
6.00%, 08/01/2021 - 09/01/2037	1,852,012	2,094,783
7.00%, 11/01/2037 - 12/01/2037	94,443	106,693
Federal National Mortgage Association REMIC
0.48%, 07/25/2036 (E)	191,451	192,347
0.59%, 05/25/2027 (E)	310,677	313,163
0.69%, 05/25/2035 - 10/25/2042 (E)	1,857,328	1,872,370
0.79%, 04/25/2040 (E)	88,213	88,916
0.84%, 02/25/2024 (E)	161,343	163,909
1.09%, 03/25/2038 (E)	357,579	363,107

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
1.44%, 07/25/2023 (E)	$ 314,349	$ 321,096
3.00%, 05/25/2026	1,000,000	1,028,266
3.50%, 04/25/2031	1,000,000	1,058,133
4.00%, 05/25/2033	200,000	214,565
4.50%, 07/25/2038	75,537	76,746
5.00%, 10/25/2025	223,312	242,328
5.25%, 05/25/2039	106,232	109,883
5.50%, 04/25/2022 - 07/25/2040	1,974,020	2,171,587
6.00%, 03/25/2029	44,178	50,656
6.50%, 01/25/2032 - 07/25/2036	205,758	236,851
7.00%, 11/25/2041	224,422	264,673
22.45%, 06/25/2035 (E)	154,212	211,642
Federal National Mortgage Association REMIC, Interest Only STRIPS
5.00%, 08/25/2019	1,998,497	124,890
6.34%, 01/25/2041 (E)	548,842	125,865
6.41%, 08/25/2035 - 06/25/2036 (E)	765,653	112,133
6.51%, 03/25/2036 (E)	551,075	106,488
Federal National Mortgage Association REMIC, Principal Only STRIPS 12/25/2034 - 12/25/2043	2,427,752	1,985,440
Federal National Mortgage Association, Principal Only STRIPS 09/25/2024 - 08/25/2032	476,215	307,868
Financing Corp., Principal Only STRIPS 05/11/2018	2,500,000	2,412,032
Government National Mortgage Association
0.52%, 12/20/2062 (E)	791,748	789,817
0.59%, 03/20/2063 (E)	448,326	447,512
0.63%, 03/20/2060 - 02/20/2063 (E)	1,390,024	1,392,867
0.65%, 03/20/2063 - 07/20/2064 (E)	1,859,704	1,861,305
0.66%, 04/20/2063 - 02/20/2065 (E)	2,907,125	2,909,025
0.68%, 02/20/2061 - 12/20/2064 (E)	5,916,599	5,939,287
0.73%, 04/20/2062 - 07/20/2062 (E)	647,302	650,421
0.78%, 04/20/2064 (E)	1,840,136	1,854,127
0.83%, 05/20/2061 - 03/20/2064 (E)	3,687,407	3,718,374
0.87%, 02/20/2064 (E)	876,488	888,371
0.88%, 09/20/2063 (E)	1,386,218	1,401,028
1.65%, 01/20/2063 - 04/20/2063	2,421,160	2,413,164
1.75%, 03/20/2063	486,915	488,060
2.00%, 06/20/2062	888,347	898,162
3.50%, 05/20/2035	108,470	109,661
3.95%, 11/16/2042 (E)	381,528	392,540
4.00%, 09/16/2025	500,000	532,251
4.25%, 12/20/2044	992,746	1,082,723
4.69%, 10/20/2041 (E)	918,914	1,005,609
4.70%, 11/20/2042 (E)	732,829	803,978
5.00%, 04/20/2041	184,664	224,788
5.24%, 07/20/2060 (E)	643,825	698,854
5.50%, 01/16/2033 - 07/20/2037	1,115,664	1,264,141
5.85%, 12/20/2038 (E)	192,180	219,799
6.00%, 02/15/2024 - 09/20/2038	1,196,683	1,345,622
22.62%, 04/20/2037 (E)	93,140	142,293
Government National Mortgage Association, Interest Only STRIPS
6.41%, 05/20/2041 (E)	203,729	39,804
7.50%, 04/20/2031	141,013	30,614

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Principal Only STRIPS 02/17/2033 - 01/20/2038	$ 132,852	$ 127,109
National Credit Union Administration Guaranteed Notes Trust
2.65%, 10/29/2020	729,491	744,266
2.90%, 10/29/2020	250,000	256,506
Residual Funding Corp., Principal Only STRIPS 10/15/2019 - 10/15/2020	6,525,000	5,926,635
Tennessee Valley Authority
1.75%, 10/15/2018	171,000	172,492
5.25%, 09/15/2039	100,000	121,671
5.88%, 04/01/2036	425,000	551,584
Tennessee Valley Authority, Principal Only STRIPS 07/15/2028	1,000,000	629,786

Total U.S. Government Agency Obligations (Cost $230,299,893)		232,004,733

U.S. GOVERNMENT OBLIGATIONS - 15.2%
U.S. Treasury Bond
2.50%, 02/15/2045	65,000	57,205
4.25%, 05/15/2039	350,000	422,352
4.38%, 02/15/2038 - 11/15/2039	3,100,000	3,812,126
4.50%, 02/15/2036	1,000,000	1,257,344
4.50%, 05/15/2038 (B)	1,600,000	2,000,250
4.75%, 02/15/2037	450,000	583,066
5.00%, 05/15/2037	1,665,000	2,231,230
5.25%, 02/15/2029	300,000	391,477
5.38%, 02/15/2031	550,000	739,363
8.75%, 05/15/2020 - 08/15/2020	1,500,000	2,015,899
U.S. Treasury Inflation Indexed Bond 2.50%, 01/15/2029	55,097	67,902
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 01/15/2022	3,460,738	3,469,359
1.13%, 01/15/2021	135,189	142,994
U.S. Treasury Note
0.38%, 01/31/2016 (L)	7,537,000	7,547,009
0.38%, 04/30/2016	500,000	500,352
0.75%, 12/31/2017	3,000,000	2,993,673
0.88%, 02/28/2017 (B)	1,000,000	1,005,391
1.00%, 06/30/2019	300,000	295,711
1.25%, 10/31/2018	4,000,000	4,013,752
1.50%, 08/31/2018 - 05/31/2019	420,000	423,829
1.63%, 07/31/2019	1,500,000	1,512,774
1.75%, 05/15/2023	2,600,000	2,514,892
2.00%, 04/30/2016 - 02/15/2023	6,900,000	6,943,119
2.13%, 08/31/2020 - 12/31/2021	10,900,000	11,067,076
2.13%, 05/15/2025 (B)	310,000	304,381
2.38%, 08/15/2024	400,000	402,156
2.63%, 04/30/2018 - 11/15/2020	4,100,000	4,287,696
2.88%, 03/31/2018	1,000,000	1,052,656
3.13%, 10/31/2016 - 05/15/2021	7,350,000	7,737,674
3.25%, 12/31/2016	6,000,000	6,247,968
3.38%, 11/15/2019	200,000	215,922
3.50%, 02/15/2018 - 05/15/2020	6,600,000	7,084,381
3.63%, 02/15/2021	3,250,000	3,565,604
4.75%, 08/15/2017 (B)	500,000	542,852

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury, Principal Only STRIPS
02/15/2018 - 05/15/2035	$ 112,045,000	$ 88,695,958
11/15/2028 (B)	200,000	137,731

Total U.S. Government Obligations (Cost $173,698,918)		176,283,124

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.1%
U.S. Treasury Bill
0.02%, 08/27/2015 (L) (M)	10,000	10,000
0.05%, 11/12/2015 (L) (M)	410,000	409,950
0.17%, 04/28/2016 (M)	175,000	174,725

Total Short-Term U.S. Government Obligations (Cost $594,622)		594,675

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (M)	33,037,747	33,037,747

Total Securities Lending Collateral (Cost $33,037,747)		33,037,747

	Principal	Value
REPURCHASE AGREEMENT - 4.6%
State Street Bank & Trust Co. 0.01% (M), dated 06/30/2015, to be repurchased at $53,698,017 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/25/2034, and with a value of $54,772,412.	$ 53,698,002	53,698,002

Total Repurchase Agreement (Cost $53,698,002)		53,698,002

Total Investments (Cost $1,191,286,652) (N)		1,199,241,714
Net Other Assets (Liabilities) - (3.4)%		(39,410,507)

Net Assets - 100.0%		$ 1,159,831,207

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FUTURES CONTRACTS: (O)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	46	09/30/2015	$20,905	$—
2-Year U.S. Treasury Note	Short	(245)	09/30/2015	—	(109,862)
5-Year U.S. Treasury Note	Long	4	09/30/2015	—	(8)
5-Year U.S. Treasury Note	Short	(278)	09/30/2015	—	(58,256)
10-Year Australian Treasury Bond	Long	115	09/15/2015	75,633	—
10-Year Government of Canada Bond	Short	(155)	09/21/2015	—	(242,356)
10-Year U.S. Treasury Note	Long	70	09/21/2015	30,822	—
10-Year U.S. Treasury Note	Short	(167)	09/21/2015	84,480	—
EURO STOXX 50® Index	Long	326	09/18/2015	—	(61,945)
Hang Seng Index	Short	(105)	07/30/2015	257,779	—
Russell 2000® Mini Index	Long	2	09/18/2015	—	(1,974)
S&P 500® E-Mini	Long	282	09/18/2015	—	(425,508)
TOPIX Index	Long	67	09/10/2015	—	(83,958)
U.S. Treasury Bond	Short	(81)	09/21/2015	265,870	—
U.S. Treasury Bond	Long	229	09/21/2015	—	(777,510)

Total				$735,489	$(1,761,377)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Agency Obligations	19.4%	$232,004,733
U.S. Government Obligations	14.7	176,283,124
Asset-Backed Securities	7.2	85,867,874
Capital Markets	4.9	59,206,444
Banks	4.6	54,883,353
Mortgage-Backed Securities	3.8	45,188,986
Diversified Financial Services	3.3	39,459,842
Oil, Gas & Consumable Fuels	2.8	33,178,771
Electric Utilities	1.8	21,962,004
Pharmaceuticals	1.8	21,918,499
Insurance	1.7	20,629,263
Media	1.5	18,484,417
Diversified Telecommunication Services	1.5	17,502,353
Health Care Providers & Services	1.4	16,560,553
Energy Equipment & Services	1.2	13,892,301
Software	1.1	13,672,129
Real Estate Investment Trusts	1.1	13,333,078
Technology Hardware, Storage & Peripherals	1.0	11,875,215
Biotechnology	0.9	11,180,013
Chemicals	0.8	10,108,007
Specialty Retail	0.8	10,065,279
IT Services	0.8	9,607,662
Food Products	0.7	8,523,551
Food & Staples Retailing	0.7	8,314,329
Metals & Mining	0.6	7,686,467
Aerospace & Defense	0.6	7,598,072
Beverages	0.6	7,585,228
Foreign Government Obligations	0.6	7,570,930
Multi-Utilities	0.6	7,495,105
Internet Software & Services	0.6	7,270,438
Consumer Finance	0.6	7,145,743
Automobiles	0.6	7,090,590
Semiconductors & Semiconductor Equipment	0.6	7,016,283
Road & Rail	0.6	6,749,536
Machinery	0.5	6,337,769

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Health Care Equipment & Supplies	0.5%		$6,200,025
Tobacco	0.5		5,671,962
Electronic Equipment, Instruments & Components	0.3		3,864,603
Hotels, Restaurants & Leisure	0.3		3,832,042
Multiline Retail	0.3		3,790,415
Commercial Services & Supplies	0.3		3,683,484
Industrial Conglomerates	0.3		3,601,510
Airlines	0.3		3,331,025
Communications Equipment	0.3		3,277,091
Internet & Catalog Retail	0.3		3,212,962
Household Durables	0.3		3,150,812
Wireless Telecommunication Services	0.3		3,109,516
Trading Companies & Distributors	0.2		2,569,353
Household Products	0.2		2,486,464
Electrical Equipment	0.2		2,371,848
Gas Utilities	0.2		2,354,937
Real Estate Management & Development	0.2		2,341,798
Building Products	0.2		2,135,953
Life Sciences Tools & Services	0.2		1,890,900
Textiles, Apparel & Luxury Goods	0.2		1,722,912
Auto Components	0.1		1,674,267
Personal Products	0.1		1,487,691
Containers & Packaging	0.1		1,379,721
Construction & Engineering	0.1		1,265,572
Diversified Consumer Services	0.1		1,242,710
Independent Power and Renewable Electricity Producers	0.1		985,651
Construction Materials	0.1		943,670
Professional Services	0.1		897,504
Paper & Forest Products	0.1		814,768
Air Freight & Logistics	0.1		697,612
Transportation Infrastructure	0.1		591,572
Municipal Government Obligations	0.0	(C)	438,831
Marine	0.0	(C)	380,683
Water Utilities	0.0	(C)	340,656
Health Care Technology	0.0	(C)	309,506
Leisure Products	0.0	(C)	275,753
Distributors	0.0	(C)	272,710
Thrifts & Mortgage Finance	0.0	(C)	64,860

Investments, at Value	92.7		1,111,911,290
Short-Term Investments	7.3		87,330,424

Total Investments	100.0%		$1,199,241,714

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Common Stocks	$184,457,341	$57,332,995	$—	$241,790,336
Convertible Preferred Stock	—	101,335	—	101,335
Preferred Stock	—	434,260	—	434,260
Investment Company	32,846,664	—	—	32,846,664
Master Limited Partnership	424,837	—	—	424,837
Right	—	5,782	—	5,782
Asset-Backed Securities	—	85,867,874	—	85,867,874
Convertible Bond	—	102,062	—	102,062
Corporate Debt Securities	—	288,851,536	—	288,851,536
Foreign Government Obligations	—	7,570,930	—	7,570,930
Mortgage-Backed Securities	—	45,188,986	—	45,188,986
Municipal Government Obligations	—	438,831	—	438,831
U.S. Government Agency Obligations	—	232,004,733	—	232,004,733
U.S. Government Obligations	—	176,283,124	—	176,283,124
Short-Term U.S. Government Obligations	—	594,675	—	594,675
Securities Lending Collateral	33,037,747	—	—	33,037,747
Repurchase Agreement	—	53,698,002	—	53,698,002

Total Investments	$250,766,589	$948,475,125	$—	$1,199,241,714

Other Financial Instruments
Futures Contracts (Q)	$735,489	$—	$—	$735,489

Total Other Financial Instruments	$735,489	$—	$—	$735,489

LIABILITIES
Other Financial Instruments
Futures Contracts (Q)	$(1,761,377)	$—	$—	$(1,761,377)

Total Other Financial Instruments	$(1,761,377)	$—	$—	$(1,761,377)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $32,300,658. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	The investment issuer is affiliated with the sub-adviser of the Portfolio.
(E)	Floating or variable rate security. The rate disclosed is as of June 30, 2015.
(F)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the total aggregate value of 144A securities is $116,694,229, representing 10.1% of the Portfolio’s net assets.
(G)	Illiquid security. Total aggregate value of illiquid securities is $2,916,018, representing 0.3% of the Portfolio’s net assets.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $1,231,468, representing 0.1% of the Portfolio’s net assets.
(I)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2015; the maturity date disclosed is the ultimate maturity date.
(J)	The security has a perpetual maturity; the date displayed is the next call date.
(K)	When-issued security or delayed-delivery security; to be settled and delivered after June 30, 2015.
(L)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $6,890,532.
(M)	Rate disclosed reflects the yield at June 30, 2015.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(N)	Aggregate cost for federal income tax purposes is $1,191,286,652. Aggregate gross unrealized appreciation and depreciation for all securities is $23,839,582 and $15,884,520, respectively. Net unrealized appreciation for tax purposes is $7,955,062.
(O)	Cash in the amount of $130,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(P)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(Q)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depository Interests
CVA	Dutch Certificate Depositary Receipt
MTN	Medium Term Note
REIT	Real Estate Investment Trust
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TOPIX	Tokyo Stock Price Index

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $1,137,588,650) (including securities loaned of $32,300,658)	$1,145,543,712
Repurchase agreement, at value (cost $53,698,002)	53,698,002
Cash on deposit with broker	130,000
Foreign currency, at value (cost $108,226)	105,372
Receivables:
Shares sold	1,448,768
Investments sold	1,324,678
Interest	4,170,017
Dividends	220,911
Tax reclaims	6,437
Net income from securities lending	10,803
Litigation	34,159
Prepaid expenses	3,152

Total assets	1,206,696,011

Liabilities:
Due to custodian	2,964,932
Payables and other liabilities:
Shares redeemed	83,492
Investments purchased	8,225,871
When-issued or delayed-delivery securities purchased	1,301,012
Investment advisory fees	684,363
Distribution and service fees	229,714
Administration fees	25,268
Transfer agent fees	2,476
Trustees and CCO fees	4,179
Audit and tax fees	9,557
Custody fees	20,398
Legal fees	9,363
Printing and shareholder reports fees	171,679
Variation margin payable on derivative financial instruments	94,197
Other	556
Collateral for securities on loan	33,037,747

Total liabilities	46,864,804

Net assets	$1,159,831,207

Net assets consist of:
Capital stock ($0.01 par value)	$793,113
Additional paid-in capital	1,133,223,683
Undistributed (distributions in excess of) net investment income (loss)	20,362,763
Accumulated net realized gain (loss)	(1,476,669)
Net unrealized appreciation (depreciation) on:
Investments	7,955,062
Futures contracts	(1,025,888)
Translation of assets and liabilities denominated in foreign currencies	(857)

Net assets	$1,159,831,207

Net assets by class:
Initial Class	$103,196,124
Service Class	1,056,635,083

Shares outstanding:
Initial Class	7,352,326
Service Class	71,958,991

Net asset value and offering price per share:
Initial Class	$14.04
Service Class	14.68

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income	$2,027,943
Interest income	10,403,582
Net income from securities lending	47,856
Withholding taxes on foreign income	(14,279)

Total investment income	12,465,102

Expenses:
Investment advisory fees	3,688,679
Distribution and service fees:
Service Class	1,223,151
Administration fees	135,912
Transfer agent fees	6,992
Trustees and CCO fees	15,150
Audit and tax fees	13,647
Custody fees	204,167
Legal fees	26,981
Printing and shareholder reports fees	86,551
Other	19,234

Total expenses	5,420,464

Net investment income (loss)	7,044,638

Net realized gain (loss) on:
Investments	33,728,516
Futures contracts	(779,670)
Foreign currency transactions	(118,404)

Net realized gain (loss)	32,830,442

Net change in unrealized appreciation (depreciation) on:
Investments	(37,337,018)
Futures contracts	(2,452,616)
Translation of assets and liabilities denominated in foreign currencies	15,337

Net change in unrealized appreciation (depreciation)	(39,774,297)

Net realized and change in unrealized gain (loss)	(6,943,855)

Net increase (decrease) in net assets resulting from operations	$100,783

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$7,044,638	$11,648,417
Net realized gain (loss)	32,830,442	14,090,181
Net change in unrealized appreciation (depreciation)	(39,774,297)	24,505,978

Net increase (decrease) in net assets resulting from operations	100,783	50,244,576

Distributions to shareholders:
Net investment income:
Initial Class	—	(1,291,439)
Service Class	—	(6,736,296)

Total distributions from net investment income	—	(8,027,735)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,032,346	7,533,463
Service Class	174,732,201	262,223,453

	175,764,547	269,756,916

Dividends and distributions reinvested:
Initial Class	—	1,291,439
Service Class	—	6,736,296

	—	8,027,735

Cost of shares redeemed:
Initial Class	(12,242,929)	(14,791,764)
Service Class	(2,153,427)	(6,324,546)

	(14,396,356)	(21,116,310)

Net increase (decrease) in net assets resulting from capital share transactions	161,368,191	256,668,341

Net increase (decrease) in net assets	161,468,974	298,885,182

Net assets:
Beginning of period/year	998,362,233	699,477,051

End of period/year	$1,159,831,207	$998,362,233

Undistributed (distributions in excess of) net investment income (loss)	$20,362,763	$13,318,125

Capital share transactions - shares:
Shares issued:
Initial Class	72,926	555,120
Service Class	11,775,939	18,234,181

	11,848,865	18,789,301

Shares reinvested:
Initial Class	—	93,923
Service Class	—	467,150

	—	561,073

Shares redeemed:
Initial Class	(863,494)	(1,081,471)
Service Class	(145,148)	(443,298)

	(1,008,642)	(1,524,769)

Net increase (decrease) in shares outstanding:
Initial Class	(790,568)	(432,428)
Service Class	11,630,791	18,258,033

	10,840,223	17,825,605

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
June 30, 2015 (unaudited)	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$14.00	$13.28	$12.73	$11.89	$11.69	$12.15

Investment operations:
Net investment income (loss) (A) (B)	0.11	0.22	0.18	0.21	0.10	0.08
Net realized and unrealized gain (loss)	(0.07)	0.65	0.52	0.71	0.32	(0.08)

Total investment operations	0.04	0.87	0.70	0.92	0.42	—	(C)

Distributions:
Net investment income	—	(0.15)	(0.15)	(0.08)	(0.22)	(0.46)

Net asset value, end of period/year	$14.04	$14.00	$13.28	$12.73	$11.89	$11.69

Total return (D)	0.29	%(E)	6.53%	5.51%	7.72%	3.63%	(0.11)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$103,196	$113,964	$113,899	$128,208	$135,804	$254,517
Expenses to average net assets (F)	0.77	%(G)	0.80%	0.81%	0.85%	0.86%	0.85%
Net investment income (loss) to average net assets (B)	1.52	%(G)	1.62%	1.39%	1.68%	0.87%	0.69%
Portfolio turnover rate (H)	30	%(E)	26%	39%	35%	179%	210%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$14.66		$13.92	$13.35	$12.49	$12.28	$12.74

Investment operations:
Net investment income (loss) (A) (B)	0.09		0.20	0.16	0.19	0.18	0.06
Net realized and unrealized gain (loss)	(0.07)		0.67	0.54	0.74	0.24	(0.10)

Total investment operations	0.02		0.87	0.70	0.93	0.42	(0.04)

Distributions:
Net investment income	—		(0.13)	(0.13)	(0.07)	(0.21)	(0.42)

Net asset value, end of period/year	$14.68		$14.66	$13.92	$13.35	$12.49	$12.28

Total return (C)	0.14	%(D)	6.28%	5.29%	7.47%	3.44%	(0.42)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,056,635		$884,398	$585,578	$322,980	$97,933	$11,234
Expenses to average net assets (E)	1.02	%(F)	1.05%	1.06%	1.10%	1.11%	1.11%
Net investment income (loss) to average net assets (B)	1.27	%(F)	1.39%	1.17%	1.47%	1.45%	0.47%
Portfolio turnover rate (G)	30	%(D)	26%	39%	35%	179%	210%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Futures contracts: The Portfolio is subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2015, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is shown on the Statement of Assets and Liabilities.

When-Issued, forward delivery securities and delayed-delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

When-issued securities or delayed-delivery securities held at June 30, 2015, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued or delayed-delivery securities purchased in the Statement of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2015, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2015, if any, are identified in the Schedule of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2015.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2015, if any, are identified in the Schedule of Investments.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to,

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $500 million	0.700%
Over $500 million up to $750 million	0.675%
Over $750 million	0.650%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.90%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 447,525,730	$ 51,610,602	$ 287,642,714	$ 25,324,722

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015. The primary risks pertaining to each derivative type is disclosed in further detail within the Organization and Significant Accounting Policies section of the notes.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized appreciation on futures contracts (A) (B)	$477,710	$—	$257,779	$—	$—	$735,489
Total (C)	$477,710	$—	$257,779	$—	$—	$735,489

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A)(B)	$(1,187,992)	$—	$(573,385)	$—	$—	$(1,761,377)
Total (C)	$(1,187,992)	$—	$(573,385)	$—	$—	$(1,761,377)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

(B)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(1,077,865)	$—	$298,195	$—	$—	$(779,670)
Total	$(1,077,865)	$—	$298,195	$—	$—	$(779,670)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(996,183)	$(1,140,827)	$(315,606)	$—	$—	$(2,452,616)
Total	$(996,183)	$(1,140,827)	$(315,606)	$—	$—	$(2,452,616)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

Futures Contracts at Notional Amount
Long	Short
55,965,291	(88,944,180)

NOTE 6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 7. (continued)

of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its composite benchmark for the past 3-year period and below its composite benchmark for the past 1-, 5- and 10-year periods. The Board also noted that the Sub-Adviser had commenced subadvising the Portfolio on May 1, 2011.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica JPMorgan Tactical Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Balanced VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Service Class	$1,000.00	$996.70	$4.26	$1,020.50	$4.31	0.86%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Exchange-Traded Funds	98.7%
Securities Lending Collateral	12.6
Repurchase Agreement	1.1
Exchange-Traded Options Purchased	0.7
Net Other Assets (Liabilities)	(13.1)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.7%
Capital Markets - 93.8%
iShares 20+ Year Treasury Bond ETF (A)	839,444	$ 98,601,092
iShares Core S&P 500 ETF (A)	1,549,329	321,051,955
iShares Core U.S. Aggregate Bond ETF (A)	759,755	82,646,149
iShares MSCI EAFE ETF	785,135	49,848,221
SPDR S&P 500 ETF Trust (A)	389,650	80,209,453
Vanguard Total Bond Market ETF	4,127,258	335,380,985

		967,737,855

Growth - Small Cap - 4.9%
Vanguard Small-Cap ETF	413,593	50,239,142

Total Exchange-Traded Funds (Cost $972,789,168)		1,017,976,997

	Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.7%
S&P 500®, Put Index Value $1,650.00 Expires 06/17/2016	16	64,960
S&P 500®, Put Index Value $1,700.00 Expires 06/17/2016	250	1,205,000
S&P 500®, Put Index Value $1,725.00 Expires 06/17/2016	24	124,680
S&P 500®, Put Index Value $1,750.00 Expires 06/17/2016	351	1,977,885
S&P 500®, Put Index Value $1,775.00 Expires 06/17/2016	62	378,510
S&P 500®, Put Index Value $1,800.00 Expires 06/17/2016	324	2,140,020
S&P 500®, Put Index Value $1,825.00 Expires 06/17/2016	150	1,071,750

	Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
S&P 500®, Put Index Value $1,850.00 Expires 06/17/2016	79	$ 609,485
S&P 500®, Put Index Value $1,875.00 Expires 06/17/2016	9	76,950

Total Exchange-Traded Options Purchased (Cost $9,001,455)		7,649,240

	Shares	Value
SECURITIES LENDING COLLATERAL - 12.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	130,115,580	130,115,580

Total Securities Lending Collateral (Cost $130,115,580)		130,115,580

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.01% (B), dated 06/30/2015, to be repurchased at $10,873,046 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2031, and with a value of $11,093,505.	$ 10,873,043	10,873,043

Total Repurchase Agreement (Cost $10,873,043)		10,873,043

Total Investments (Cost $1,122,779,246) (C)		1,166,614,860
Net Other Assets (Liabilities) - (13.1)%		(135,202,065)

Net Assets - 100.0%		$ 1,031,412,795

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Exchange-Traded Funds	$1,017,976,997	$—	$—	$1,017,976,997
Exchange-Traded Options Purchased	7,649,240	—	—	7,649,240
Securities Lending Collateral	130,115,580	—	—	130,115,580
Repurchase Agreement	—	10,873,043	—	10,873,043

Total Investments	$1,155,741,817	$10,873,043	$—	$1,166,614,860

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $127,477,407. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at June 30, 2015.
(C)	Aggregate cost for federal income tax purposes is $1,122,779,246. Aggregate gross unrealized appreciation and depreciation for all securities is $48,954,742 and $5,119,128, respectively. Net unrealized appreciation for tax purposes is $43,835,614.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Unaffiliated investments, at value (cost $1,111,906,203) (including securities loaned of $127,477,407)	$1,155,741,817
Repurchase agreement, at value (cost $10,873,043)	10,873,043
Receivables:
Shares sold	2,695,172
Dividends	1,235,493
Net income from securities lending	58,482
Prepaid expenses	2,221

Total assets	1,170,606,228

Liabilities:
Payables and other liabilities:
Shares redeemed	302
Investments purchased	8,295,049
Investment advisory fees	496,998
Distribution and service fees	222,234
Administration fees	22,223
Transfer agent fees	1,788
Trustees and CCO fees	3,267
Audit and tax fees	6,821
Legal fees	5,790
Printing and shareholder reports fees	23,055
Other	326
Collateral for securities on loan	130,115,580

Total liabilities	139,193,433

Net assets	$1,031,412,795

Net assets consist of:
Capital stock ($0.01 par value)	$863,292
Additional paid-in capital	974,696,628
Undistributed (distributions in excess of) net investment income (loss)	14,927,488
Accumulated net realized gain (loss)	(2,910,227)
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	43,835,614

Net assets	$1,031,412,795

Shares outstanding	86,329,158

Net asset value and offering price per share	$11.95

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$9,232,539
Interest income from repurchase agreements	5,373
Net income from securities lending	181,397

Total investment income	9,419,309

Expenses:
Investment advisory fees	2,539,025
Distribution and service fees	1,128,650
Administration fees	112,865
Transfer agent fees	5,566
Trustees and CCO fees	12,412
Audit and tax fees	10,434
Custody fees	46,037
Legal fees	19,963
Printing and shareholder reports fees	17,540
Other	11,652

Total expenses	3,904,144

Net investment income (loss)	5,515,165

Net realized gain (loss) on:
Unaffiliated investments	(3,584,323)

Net realized gain (loss)	(3,584,323)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(8,961,324)

Net change in unrealized appreciation (depreciation)	(8,961,324)

Net realized and change in unrealized gain (loss)	(12,545,647)

Net increase (decrease) in net assets resulting from operations	$(7,030,482)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$5,515,165	$9,421,555
Net realized gain (loss)	(3,584,323)	1,840,146
Net change in unrealized appreciation (depreciation)	(8,961,324)	35,943,601

Net increase (decrease) in net assets resulting from operations	(7,030,482)	47,205,302

Distributions to shareholders:
Net investment income	—	(3,791,217)

Capital share transactions:
Proceeds from shares sold	242,873,388	361,029,647
Dividends and distributions reinvested	—	3,791,217
Cost of shares redeemed	(2,507,576)	(3,646,075)

Net increase (decrease) in net assets resulting from capital share transactions	240,365,812	361,174,789

Net increase (decrease) in net assets	233,335,330	404,588,874

Net assets:
Beginning of period/year	798,077,465	393,488,591

End of period/year	$1,031,412,795	$798,077,465

Undistributed (distributions in excess of) net investment income (loss)	$14,927,488	$9,412,323

Capital share transactions - shares:
Shares issued	19,992,424	31,143,739
Shares reinvested	—	322,932
Shares redeemed	(207,046)	(308,107)

Net increase (decrease) in shares outstanding	19,785,378	31,158,564

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:
June 30, 2015 (unaudited)	December 31, 2014	December 31, 2013	December 31, 2012 (A)
Net asset value, beginning of period/year	$11.99	$11.12	$10.19	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.07	0.19	0.19	0.17
Net realized and unrealized gain (loss)	(0.11)	0.75	0.76	0.02

Total investment operations	(0.04)	0.94	0.95	0.19

Distributions:
Net investment income	—	(0.07)	(0.02)	—
Net realized gains	—	—	—	(D)	—

Total distributions	—	(0.07)	(0.02)	—

Net asset value, end of period/year	$11.95	$11.99	$11.12	$10.19

Total return (E)	(0.33	)%(F)	8.48%	9.37%	1.90	%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,031,413	$798,077	$393,489	$73,809
Expenses to average net assets (G)	0.86	%(H)	0.88%	0.90%	1.01	%(H)
Net investment income (loss) to average net assets (C)	1.22	%(H)	1.65%	1.74%	2.51	%(H)
Portfolio turnover rate (I)	1	%(F)	13%	2%	32	%(F)

(A)	Commenced operations on May 1, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Legg Mason Dynamic Allocation—Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an over-the-counter (“OTC”) transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Open option contracts at June 30, 2015, if any, are included within the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $350 million	0.58%
Over $350 million up to $750 million	0.56%
Over $750 million up to $1.5 billion	0.53%
Over $1.5 billion	0.51%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.77%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% of Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 255,446,662	$ —	$ 8,203,108	$ —

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015. The primary risks pertaining to each derivative type is disclosed in further detail within the Organization and Significant Accounting Policies section of the notes.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$7,649,240	$—	$—	$7,649,240
Total (B)	$—	$—	$7,649,240	$—	$—	$7,649,240

(A)	Included within Investments, at value on the Statement of Assets and Liabilities.
(B)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(4,235,436)	$—	$—	$(4,235,436)
Total	$—	$—	$(4,235,436)	$—	$—	$(4,235,436)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$716,426	$—	$—	$716,426
Total	$—	$—	$716,426	$—	$—	$716,426

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

Purchased Options and Swaptions at Value
Calls	Puts
$ —	$ 6,003,781

NOTE 6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Legg Mason Dynamic Allocation – Balanced VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and each of the following sub-advisers: QS Legg Mason Global Asset Allocation, LLC and Western Asset Management Company (each a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and each Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Trustees also considered information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Advisers present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for one of the Sub-Advisers and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fees. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-year period. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Advisers, the Board concluded that TAM and the Sub-Advisers are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fees and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreement and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser, which is not affiliated with TAM, and are paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Advisers from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,000.80	$4.42	$1,020.40	$4.46	0.89%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Exchange-Traded Funds	98.5%
Securities Lending Collateral	27.6
Exchange-Traded Options Purchased	1.1
Repurchase Agreement	1.0
Net Other Assets (Liabilities)	(28.2)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.5%
Capital Markets - 91.7%
iShares 20+ Year Treasury Bond ETF (A)	253,643	$ 29,792,907
iShares Core S&P 500 ETF (A)	1,087,789	225,411,636
iShares Core U.S. Aggregate Bond ETF	232,288	25,268,289
iShares MSCI EAFE ETF	549,290	34,874,422
SPDR S&P 500 ETF Trust (A)	273,605	56,321,589
Vanguard Total Bond Market ETF	1,242,178	100,939,384

		472,608,227

Growth - Small Cap - 6.8%
Vanguard Small-Cap ETF (A)	290,344	35,268,086

Total Exchange-Traded Funds (Cost $481,931,074)		507,876,313

	Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 1.1%
S&P 500®, Put Index Value $1,650.00 Expires 06/17/2016	13	52,780
S&P 500®, Put Index Value $1,700.00 Expires 06/17/2016	171	824,220
S&P 500®, Put Index Value $1,725.00 Expires 06/17/2016	19	98,705
S&P 500®, Put Index Value $1,750.00 Expires 06/17/2016	270	1,521,450
S&P 500®, Put Index Value $1,775.00 Expires 06/17/2016	49	299,145
S&P 500®, Put Index Value $1,800.00 Expires 06/17/2016	241	1,591,805
S&P 500®, Put Index Value $1,825.00 Expires 06/17/2016	89	635,905

	Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
S&P 500®, Put Index Value $1,850.00 Expires 06/17/2016	54	$ 416,610
S&P 500®, Put Index Value $1,875.00 Expires 06/17/2016	9	76,950

Total Exchange-Traded Options Purchased (Cost $6,648,395)		5,517,570

	Shares	Value
SECURITIES LENDING COLLATERAL - 27.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	142,335,050	142,335,050

Total Securities Lending Collateral (Cost $142,335,050)		142,335,050

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.01% (B), dated 06/30/2015, to be repurchased at $5,338,808 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2031, and with a value of $5,447,186.	$ 5,338,807	5,338,807

Total Repurchase Agreement (Cost $5,338,807)		5,338,807

Total Investments (Cost $636,253,326) (C)		661,067,740
Net Other Assets (Liabilities) - (28.2)%		(145,353,197)

Net Assets - 100.0%		$ 515,714,543

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Exchange-Traded Funds	$507,876,313	$—	$—	$507,876,313
Exchange-Traded Options Purchased	5,517,570	—	—	5,517,570
Securities Lending Collateral	142,335,050	—	—	142,335,050
Repurchase Agreement	—	5,338,807	—	5,338,807

Total Investments	$655,728,933	$5,338,807	$—	$661,067,740

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $139,452,772. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at June 30, 2015.
(C)	Aggregate cost for federal income tax purposes is $636,253,326. Aggregate gross unrealized appreciation and depreciation for all securities is $27,238,993 and $2,424,579, respectively. Net unrealized appreciation for tax purposes is $24,814,414.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Unaffiliated investments, at value (cost $630,914,519) (including securities loaned of $139,452,772)	$655,728,933
Repurchase agreement, at value (cost $5,338,807)	5,338,807
Receivables:
Shares sold	538,033
Dividends	866,316
Net income from securities lending	28,162
Prepaid expenses	1,040

Total assets	662,501,291

Liabilities:
Payables and other liabilities:
Shares redeemed	20
Investments purchased	4,046,244
Investment advisory fees	261,033
Distribution and service fees	111,604
Administration fees	11,160
Transfer agent fees	586
Trustees and CCO fees	1,001
Audit and tax fees	7,879
Legal fees	1,614
Printing and shareholder reports fees	10,416
Other	141
Collateral for securities on loan	142,335,050

Total liabilities	146,786,748

Net assets	$515,714,543

Net assets consist of:
Capital stock ($0.01 par value)	$409,417
Additional paid-in capital	487,574,703
Undistributed (distributions in excess of) net investment income (loss)	6,189,713
Accumulated net realized gain (loss)	(3,273,704)
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	24,814,414

Net assets	$515,714,543

Shares outstanding	40,941,733

Net asset value and offering price per share	$12.60

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$4,580,056
Interest income from repurchase agreements	353
Net income from securities lending	80,749

Total investment income	4,661,158

Expenses:
Investment advisory fees	1,277,019
Distribution and service fees	543,784
Administration fees	54,378
Transfer agent fees	2,386
Trustees and CCO fees	5,501
Audit and tax fees	8,609
Custody fees	24,901
Legal fees	8,210
Printing and shareholder reports fees	8,473
Other	5,189

Total expenses	1,938,450

Net investment income (loss)	2,722,708

Net realized gain (loss) on:
Unaffiliated investments	(2,386,738)

Net realized gain (loss)	(2,386,738)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(2,350,650)

Net change in unrealized appreciation (depreciation)	(2,350,650)

Net realized and change in unrealized gain (loss)	(4,737,388)

Net increase (decrease) in net assets resulting from operations	$(2,014,680)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$2,722,708	$3,487,277
Net realized gain (loss)	(2,386,738)	(416,467)
Net change in unrealized appreciation (depreciation)	(2,350,650)	15,939,945

Net increase (decrease) in net assets resulting from operations	(2,014,680)	19,010,755

Distributions to shareholders:
Net investment income	—	(1,351,440)

Capital share transactions:
Proceeds from shares sold	178,946,447	160,016,149
Dividends and distributions reinvested	—	1,351,440
Cost of shares redeemed	(602,394)	(4,291,522)

Net increase (decrease) in net assets resulting from capital share transactions	178,344,053	157,076,067

Net increase (decrease) in net assets	176,329,373	174,735,382

Net assets:
Beginning of period/year	339,385,170	164,649,788

End of period/year	$515,714,543	$339,385,170

Undistributed (distributions in excess of) net investment income (loss)	$6,189,713	$3,467,005

Capital share transactions - shares:
Shares issued	14,031,565	13,128,030
Shares reinvested	—	109,428
Shares redeemed	(47,353)	(346,982)

Net increase (decrease) in shares outstanding	13,984,212	12,890,476

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:
June 30, 2015 (unaudited)	December 31, 2014	December 31, 2013	December 31, 2012 (A)
Net asset value, beginning of period/year	$12.59	$11.70	$10.14	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.08	0.18	0.18	0.16
Net realized and unrealized gain (loss)	(0.07)	0.78	1.40	(0.02)

Total investment operations	0.01	0.96	1.58	0.14

Distributions:
Net investment income	—	(0.07)	(0.02)	—
Net realized gains	—	—	—	(D)	—

Total distributions	—	(0.07)	(0.02)	—

Net asset value, end of period/year	$12.60	$12.59	$11.70	$10.14

Total return (E)	0.08	%(F)	8.18%	15.61%	1.40	%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$515,715	$339,385	$164,650	$22,999
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.89	%(H)	0.92%	0.94%	1.31	%(H)
Including waiver and/or reimbursement and recapture	0.89	%(H)	0.92%	0.96%	1.04	%(H)
Net investment income (loss) to average net assets (B)	1.25	%(H)	1.48%	1.62%	2.46	%(H)
Portfolio turnover rate (I)	0	%(F)(J)	9%	3%	54	%(F)

(A)	Commenced operations on May 1, 2012.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Calculated based on average number of shares outstanding.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.
(J)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. Transamerica Legg Mason Dynamic Allocation - Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Portfolio currently offers one class of shares, Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an over-the-counter (“OTC”) transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Open option contracts at June 30, 2015, if any, are included within the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $250 million	0.60%
Over $250 million up to $750 million	0.57%
Over $750 million up to $1 billion	0.54%
Over $1 billion up to $1.5 billion	0.53%
Over $1.5 billion	0.52%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.79%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% of Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 186,387,431	$ —	$ 1,802,336	$ —

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015. The primary risks pertaining to each derivative type is disclosed in further detail within the Organization and Significant Accounting Policies section of the notes.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A) (B)	$—	$—	$5,517,570	$—	$—	$5,517,570
Total (C)	$—	$—	$5,517,570	$—	$—	$5,517,570

(A)	Included within Investments, at value on the Statement of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(2,386,738)	$—	$—	$(2,386,738)
Total	$—	$—	$(2,386,738)	$—	$—	$(2,386,738)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$11,328	$—	$—	$11,328
Total	$—	$—	$11,328	$—	$—	$11,328

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

Purchased Options and Swaptions at Value
Calls	Puts
$ —	$ 4,126,779

NOTE 6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Legg Mason Dynamic Allocation – Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (each agreement a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and each of the following sub-advisers: QS Legg Mason Global Asset Allocation, LLC and Western Asset Management Company (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and each Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Trustees also considered information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Advisers present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for one of the Sub-Advisers and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fees. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-year period. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Advisers, the Board concluded that TAM and the Sub-Advisers are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fees and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreement and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser, which is not affiliated with TAM, and are paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Advisers from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Legg Mason Dynamic Allocation – Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Balanced Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,009.50	$2.34	$1,022.50	$2.36	0.47%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Capital Markets	56.9%
Fixed Income	26.3
U.S. Equity	16.6
Repurchase Agreement	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.8%
Capital Markets - 56.9%
Madison Core Bond Fund (A)	2,054,023	$ 20,642,934
Madison Covered Call & Equity Income Fund (A)	307,740	2,938,916
Madison International Stock Fund (A)	840,931	11,344,162
Madison Investors Fund (A)	46,579	970,249
Madison Large Cap Growth Fund (A)	394,911	8,996,080
Madison Large Cap Value Fund (A)	665,679	11,136,804

		56,029,145

Fixed Income - 26.3%
Transamerica Bond (B)	540,896	5,506,322
Transamerica Core Bond (B)	1,343,620	13,449,636
Transamerica PIMCO Total Return VP (C)	126,056	1,474,857
Transamerica Short-Term Bond (B)	541,973	5,468,505

		25,899,320

U.S. Equity - 16.6%
Transamerica JPMorgan Enhanced Index VP (C)	355,358	6,638,079
Transamerica Systematic Small/Mid Cap Value VP (C)	414,759	9,730,240

		16,368,319

Total Investment Companies (Cost $99,323,233)		98,296,784

	Principal	Value
REPURCHASE AGREEMENT - 0.2%

State Street Bank & Trust Co. 0.01% (D), dated 06/30/2015, to be repurchased at $184,806 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 10/01/2032, and with a value of $190,968.

	$ 184,806	$ 184,806

Total Repurchase Agreement (Cost $184,806)		184,806

Total Investments (Cost $99,508,039) (E)		98,481,590
Net Other Assets (Liabilities) - (0.0)% (F)		(43,760)

Net Assets - 100.0%		$ 98,437,830

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Investment Companies	$98,296,784	$—	$—	$98,296,784
Repurchase Agreement	—	184,806	—	184,806

Total Investments	$98,296,784	$184,806	$—	$98,481,590

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	The investment issuer is affiliated with the sub-adviser of the Portfolio.
(B)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(D)	Rate disclosed reflects the yield at June 30, 2015.
(E)	Aggregate cost for federal income tax purposes is $99,508,039. Aggregate gross unrealized appreciation and depreciation for all securities is $716,023 and $1,742,472, respectively. Net unrealized depreciation for tax purposes is $1,026,449.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Balanced Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Affiliated investments, at value (cost $42,085,151)	$42,267,639
Unaffiliated investments, at value (cost $57,238,082)	56,029,145
Repurchase agreement, at value (cost $184,806)	184,806
Receivables:
Shares sold	6,382
Dividends	105,568
Prepaid expenses	264

Total assets	98,593,804

Liabilities:
Payables and other liabilities:
Investments purchased	103,409
Investment advisory fees	13,023
Distribution and service fees	21,705
Administration fees	2,171
Transfer agent fees	275
Trustees and CCO fees	479
Audit and tax fees	7,993
Custody fees	2,683
Legal fees	1,077
Printing and shareholder reports fees	3,071
Other	88

Total liabilities	155,974

Net assets	$98,437,830

Net assets consist of:
Capital stock ($0.01 par value)	$84,372
Additional paid-in capital	91,913,966
Undistributed (distributions in excess of) net investment income (loss)	2,222,669
Accumulated net realized gain (loss)	5,243,272
Net unrealized appreciation (depreciation) on:
Affiliated investments	182,488
Unaffiliated investments	(1,208,937)

Net assets	$98,437,830

Shares outstanding	8,437,159

Net asset value and offering price per share	$11.67

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income from affiliated investments	$314,125
Dividend income from unaffiliated investments	354,072
Interest income from repurchase agreements	44

Total investment income	668,241

Expenses:
Investment advisory fees	72,233
Distribution and service fees	120,389
Administration fees	12,039
Transfer agent fees	663
Trustees and CCO fees	1,438
Audit and tax fees	7,220
Custody fees	8,341
Legal fees	2,668
Printing and shareholder reports fees	1,636
Other	1,469

Total expenses	228,096

Net investment income (loss)	440,145

Net realized gain (loss) on:
Affiliated investments	217,911
Unaffiliated investments	(578,359)

Net realized gain (loss)	(360,448)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(38,528)
Unaffiliated investments	767,088

Net change in unrealized appreciation (depreciation)	728,560

Net realized and change in unrealized gain (loss)	368,112

Net increase (decrease) in net assets resulting from operations	$808,257

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Balanced Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$440,145	$1,784,712
Net realized gain (loss)	(360,448)	6,114,950
Net change in unrealized appreciation (depreciation)	728,560	(3,367,228)

Net increase (decrease) in net assets resulting from operations	808,257	4,532,434

Distributions to shareholders:
Net investment income	—	(565,179)
Net realized gains	—	(3,999,113)

Total distributions to shareholders	—	(4,564,292)

Capital share transactions:
Proceeds from shares sold	4,492,371	27,364,693
Dividends and distributions reinvested	—	4,564,292
Cost of shares redeemed	(1,704,259)	(1,613,635)

Net increase (decrease) in net assets resulting from capital share transactions	2,788,112	30,315,350

Net increase (decrease) in net assets	3,596,369	30,283,492

Net assets:
Beginning of period/year	94,841,461	64,557,969

End of period/year	$98,437,830	$94,841,461

Undistributed (distributions in excess of) net investment income (loss)	$2,222,669	$1,782,524

Capital share transactions - shares:
Shares issued	381,899	2,343,583
Shares reinvested	—	397,241
Shares redeemed	(145,506)	(139,720)

Net increase (decrease) in shares outstanding	236,393	2,601,104

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Balanced Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value, beginning of period/year	$11.56		$11.53	$10.45	$9.73	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.05		0.26	0.14	0.25	0.28
Net realized and unrealized gain (loss)	0.06		0.40	1.22	0.57	(0.55)

Total investment operations	0.11		0.66	1.36	0.82	(0.27)

Distributions:
Net investment income	—		(0.08)	(0.11)	(0.05)	—
Net realized gains	—		(0.55)	(0.17)	(0.05)	—

Total distributions	—		(0.63)	(0.28)	(0.10)	—

Net asset value, end of period/year	$11.67		$11.56	$11.53	$10.45	$9.73

Total return (D)	0.95	%(E)	5.74%	13.24%	8.41%	(2.70	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$98,438		$94,841	$64,558	$29,088	$10,975
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.47	%(G)	0.49%	0.52%	0.62%	1.28	%(G)
Including waiver and/or reimbursement and recapture	0.47	%(G)	0.49%	0.58%	0.60%	0.60	%(G)
Net investment income (loss) to average net assets (C)	0.91	%(G)	2.19%	1.28%	2.41%	4.37	%(G)
Portfolio turnover rate (H)	30	%(E)	131%	139%	56%	21	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Balanced Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2015.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to,

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

The following table displays the Portfolio’s transactions in and earnings from investments in affiliates of TAM for the period ended June 30, 2015:

Affiliated Investments	Value December 31, 2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2015	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$2,995,632	$3,031,722	$(439,887)	$(17,351)	$(63,794)	$5,506,322	$96,928	$—
Transamerica Core Bond	13,972,556	3,678,924	(4,119,953)	6,579	(88,470)	13,449,636	195,744	—
Transamerica JPMorgan Enhanced Index VP	10,361,473	624,401	(4,459,217)	212,526	(101,104)	6,638,079	—	—
Transamerica PIMCO Total Return VP	3,815,751	1,095,442	(3,432,751)	29,215	(32,800)	1,474,857	—	—
Transamerica Short-Term Bond	—	5,489,294	—	—	(20,789)	5,468,505	21,453	—
Transamerica Systematic Small/Mid Cap Value VP	4,751,346	4,988,508	(264,985)	(13,058)	268,429	9,730,240	—	—

Total	$35,896,758	$18,908,291	$(12,716,793)	$217,911	$(38,528)	$42,267,639	$314,125	$—

Investment advisory fees: The Portfolio pays management fees to TAM at an annual rate of 0.15% on daily Average Net Assets (“ANA”).

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.35%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% of Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities	Sales of Securities
$ 31,600,690	$ 28,840,805

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Balanced Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Madison Balanced Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1- and 3-year periods.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Balanced Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Balanced Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Conservative Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,004.60	$2.39	$1,022.40	$2.41	0.48%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Capital Markets	50.9%
Fixed Income	39.2
U.S. Equity	9.6
Repurchase Agreement	0.4
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.7%
Capital Markets - 50.9%
Madison Core Bond Fund (A)	1,788,806	$ 17,977,502
Madison Covered Call & Equity Income Fund (A)	229,194	2,188,806
Madison High Quality Bond Fund (A)	268,047	2,948,512
Madison International Stock Fund (A)	383,670	5,175,711
Madison Investors Fund (A)	26,917	560,677
Madison Large Cap Growth Fund (A)	158,309	3,606,270
Madison Large Cap Value Fund (A)	314,574	5,262,827

		37,720,305

Fixed Income - 39.2%
Transamerica Bond (B)	566,328	5,765,221
Transamerica Core Bond (B)	1,387,514	13,889,011
Transamerica PIMCO Total Return VP (C)	272,435	3,187,489
Transamerica Short-Term Bond (B)	616,699	6,222,491

		29,064,212

U.S. Equity - 9.6%
Transamerica JPMorgan Enhanced Index VP (C)	165,169	3,085,366
Transamerica Systematic Small/Mid Cap Value VP (C)	172,044	4,036,148

		7,121,514

Total Investment Companies (Cost $74,656,104)		73,906,031

	Principal	Value
REPURCHASE AGREEMENT - 0.4%

State Street Bank & Trust Co. 0.01% (D), dated 06/30/2015, to be repurchased at $266,133 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 10/01/2032, and with a value of $272,812.

	$ 266,133	$ 266,133

Total Repurchase Agreement (Cost $266,133)		266,133

Total Investments (Cost $74,922,237) (E)		74,172,164
Net Other Assets (Liabilities) - (0.1)%		(53,734)

Net Assets - 100.0%		$ 74,118,430

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Investment Companies	$73,906,031	$—	$—	$73,906,031
Repurchase Agreement	—	266,133	—	266,133

Total Investments	$73,906,031	$266,133	$—	$74,172,164

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	The investment issuer is affiliated with the sub-adviser of the Portfolio.
(B)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(D)	Rate disclosed reflects the yield at June 30, 2015.
(E)	Aggregate cost for federal income tax purposes is $74,922,237. Aggregate gross unrealized appreciation and depreciation for all securities is $329,188 and $1,079,261, respectively. Net unrealized depreciation for tax purposes is $750,073.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Conservative Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Affiliated investments, at value (cost $36,367,204)	$36,185,726
Unaffiliated investments, at value (cost $38,288,900)	37,720,305
Repurchase agreement, at value (cost $266,133)	266,133
Receivables:
Dividends	92,191
Prepaid expenses	222

Total assets	74,264,577

Liabilities:
Payables and other liabilities:
Shares redeemed	13,832
Investments purchased	89,734
Investment advisory fees	9,724
Distribution and service fees	16,207
Administration fees	1,621
Transfer agent fees	231
Trustees and CCO fees	391
Audit and tax fees	7,985
Custody fees	2,345
Legal fees	977
Printing and shareholder reports fees	3,020
Other	80

Total liabilities	146,147

Net assets	$74,118,430

Net assets consist of:
Capital stock ($0.01 par value)	$67,379
Additional paid-in capital	71,115,606
Undistributed (distributions in excess of) net investment income (loss)	1,740,309
Accumulated net realized gain (loss)	1,945,209
Net unrealized appreciation (depreciation) on:
Affiliated investments	(181,478)
Unaffiliated investments	(568,595)

Net assets	$74,118,430

Shares outstanding	6,737,930

Net asset value and offering price per share	$11.00

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income from affiliated investments	$321,664
Dividend income from unaffiliated investments	310,512
Interest income from repurchase agreements	34

Total investment income	632,210

Expenses:
Investment advisory fees	55,489
Distribution and service fees	92,482
Administration fees	9,248
Transfer agent fees	525
Trustees and CCO fees	1,125
Audit and tax fees	7,104
Custody fees	8,344
Legal fees	2,218
Printing and shareholder reports fees	1,096
Other	1,251

Total expenses	178,882

Net investment income (loss)	453,328

Net realized gain (loss) on:
Affiliated investments	205,740
Unaffiliated investments	(496,762)

Net realized gain (loss)	(291,022)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(219,534)
Unaffiliated investments	466,224

Net change in unrealized appreciation (depreciation)	246,690

Net realized and change in unrealized gain (loss)	(44,332)

Net increase (decrease) in net assets resulting from operations	$408,996

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Conservative Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$453,328	$1,289,488
Net realized gain (loss)	(291,022)	3,462,193
Net change in unrealized appreciation (depreciation)	246,690	(1,585,547)

Net increase (decrease) in net assets resulting from operations	408,996	3,166,134

Distributions to shareholders:
Net investment income	—	(930,152)
Net realized gains	—	(2,976,614)

Total distributions to shareholders	—	(3,906,766)

Capital share transactions:
Proceeds from shares sold	3,502,899	13,105,718
Dividends and distributions reinvested	—	3,906,766
Cost of shares redeemed	(4,473,435)	(5,681,842)

Net increase (decrease) in net assets resulting from capital share transactions	(970,536)	11,330,642

Net increase (decrease) in net assets	(561,540)	10,590,010

Net assets:
Beginning of period/year	74,679,970	64,089,960

End of period/year	$74,118,430	$74,679,970

Undistributed (distributions in excess of) net investment income (loss)	$1,740,309	$1,286,981

Capital share transactions - shares:
Shares issued	316,666	1,177,466
Shares reinvested	—	358,090
Shares redeemed	(404,882)	(515,459)

Net increase (decrease) in shares outstanding	(88,216)	1,020,097

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Conservative Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value, beginning of period/year	$10.94		$11.04	$10.55	$9.97	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.07		0.20	0.20	0.33	0.25
Net realized and unrealized gain (loss)	(0.01)		0.32	0.50	0.31	(0.28)

Total investment operations	0.06		0.52	0.70	0.64	(0.03)

Distributions:
Net investment income	—		(0.15)	(0.12)	(0.04)	—
Net realized gains	—		(0.47)	(0.09)	(0.02)	—

Total distributions	—		(0.62)	(0.21)	(0.06)	—

Net asset value, end of period/year	$11.00		$10.94	$11.04	$10.55	$9.97

Total return (D)	0.55	%(E)	4.76%	6.76%	6.43%	(0.30	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$74,118		$74,680	$64,090	$35,531	$8,159
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.48	%(G)	0.49%	0.51%	0.62%	1.32	%(G)
Including waiver and/or reimbursement and recapture	0.48	%(G)	0.49%	0.56%	0.60%	0.60	%(G)
Net investment income (loss) to average net assets (C)	1.23	%(G)	1.84%	1.87%	3.10%	3.79	%(G)
Portfolio turnover rate (H)	36	%(E)	128%	141%	50%	30	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Conservative Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2015.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to,

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

The following table displays the Portfolio’s transactions in and earnings from investments in affiliates of TAM for the period ended June 30, 2015:

Affiliated Investments	Value December 31, 2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2015	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$3,842,151	$2,563,686	$(567,771)	$(22,805)	$(50,040)	$5,765,221	$107,458	$—
Transamerica Core Bond	12,487,086	5,075,303	(3,574,188)	9,163	(108,353)	13,889,011	192,785	—
Transamerica JPMorgan Enhanced Index VP	5,765,788	313,438	(3,053,309)	208,538	(149,089)	3,085,366	—	—
Transamerica PIMCO Total Return VP	5,239,061	902,973	(2,962,892)	10,786	(2,439)	3,187,489	—	—
Transamerica Short-Term Bond	—	6,253,964	(10,000)	(10)	(21,463)	6,222,491	21,421	—
Transamerica Systematic Small/Mid Cap Value VP	1,491,461	2,640,733	(207,964)	68	111,850	4,036,148	—	—

Total	$28,825,547	$17,750,097	$(10,376,124)	$205,740	$(219,534)	$36,185,726	$321,664	$—

Investment advisory fees: The Portfolio pays management fees to TAM at an annual rate of 0.15% on daily Average Net Assets (“ANA”).

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.35%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% of Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities	Sales of Securities
$ 26,585,366	$ 27,634,041

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Conservative Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Madison Conservative Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1- and 3-year periods.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Conservative Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was in line with the median for its peer group and below the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Conservative Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Diversified Income VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Service Class	$1,000.00	$988.50	$5.37	$1,019.40	$5.46	1.09%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	38.7%
U.S. Government Obligations	23.6
Corporate Debt Securities	22.6
Securities Lending Collateral	9.8
U.S. Government Agency Obligations	8.9
Repurchase Agreement	2.4
Municipal Government Obligations	1.8
Asset-Backed Securities	1.7
Mortgage-Backed Security	0.0 *
Net Other Assets (Liabilities)	(9.5)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 38.7%
Aerospace & Defense - 2.0%
Boeing Co. (A)	9,630	$ 1,335,874
United Technologies Corp.	7,711	855,381

		2,191,255

Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	11,146	1,080,159

Auto Components - 0.6%
Johnson Controls, Inc.	13,700	678,561

Banks - 3.0%
BB&T Corp.	16,790	676,805
US Bancorp	26,881	1,166,635
Wells Fargo & Co.	23,932	1,345,936

		3,189,376

Beverages - 1.6%
Coca-Cola Co.	23,656	928,025
PepsiCo, Inc.	7,891	736,546

		1,664,571

Biotechnology - 0.6%
Amgen, Inc.	4,300	660,136

Capital Markets - 0.6%
Northern Trust Corp. (A)	7,763	593,559

Chemicals - 0.8%
Praxair, Inc. (A)	7,245	866,140

Commercial Services & Supplies - 0.4%
Waste Management, Inc. (A)	9,999	463,454

Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	27,200	1,267,792

Electric Utilities - 0.7%
Duke Energy Corp. (A)	11,090	783,176

Energy Equipment & Services - 0.7%
Schlumberger, Ltd.	8,521	734,425

Food & Staples Retailing - 0.6%
Wal-Mart Stores, Inc.	8,676	615,389

Food Products - 3.2%
General Mills, Inc. (A)	17,630	982,344
J.M. Smucker, Co. (A)	6,000	650,460
Mondelez International, Inc., Class A	17,700	728,178
Nestle SA, ADR	14,126	1,019,332

		3,380,314

Health Care Equipment & Supplies - 1.2%
Medtronic PLC	17,061	1,264,220

Health Care Providers & Services - 0.7%
Quest Diagnostics, Inc. (A)	10,100	732,452

Hotels, Restaurants & Leisure - 1.3%
McDonald’s Corp.	14,700	1,397,529

Household Products - 1.2%
Procter & Gamble Co.	16,749	1,310,442

Industrial Conglomerates - 1.3%
3M Co.	4,411	680,617
General Electric Co.	26,200	696,134

		1,376,751

Insurance - 2.2%
MetLife, Inc.	12,535	701,835
Travelers Cos., Inc.	16,940	1,637,420

		2,339,255

	Shares	Value
COMMON STOCKS (continued)
IT Services - 1.7%
Accenture PLC, Class A	14,380	$ 1,391,696
Automatic Data Processing, Inc.	5,230	419,603

		1,811,299

Media - 1.2%
Omnicom Group, Inc. (A)	6,465	449,253
Time Warner, Inc.	9,166	801,200

		1,250,453

Oil, Gas & Consumable Fuels - 3.0%
Chevron Corp.	13,409	1,293,566
ConocoPhillips	5,796	355,932
Exxon Mobil Corp.	14,565	1,211,808
Occidental Petroleum Corp. (A)	4,574	355,720

		3,217,026

Pharmaceuticals - 4.2%
Johnson & Johnson (A)	14,214	1,385,296
Merck & Co., Inc.	17,681	1,006,579
Novartis AG, ADR	5,247	515,990
Pfizer, Inc.	47,273	1,585,064

		4,492,929

Semiconductors & Semiconductor Equipment - 1.5%
Linear Technology Corp. (A)	17,056	754,387
Texas Instruments, Inc.	16,200	834,462

		1,588,849

Software - 1.3%
Microsoft Corp.	20,720	914,788
Oracle Corp. (A)	12,765	514,429

		1,429,217

Specialty Retail - 0.9%
Home Depot, Inc.	8,735	970,720

Total Common Stocks (Cost $36,511,306)		41,349,449

	Principal	Value
ASSET-BACKED SECURITIES - 1.7%
Ally Master Owner Trust
Series 2014-4, Class A2
1.43%, 06/17/2019	$ 225,000	225,552
CarMax Auto Owner Trust
Series 2015-1, Class A2
0.88%, 03/15/2018	250,000	250,222
CNH Equipment Trust
Series 2014-A, Class A3
0.84%, 05/15/2019	175,000	174,926
Ford Credit Auto Owner Trust
Series 2014-A, Class A3
0.79%, 05/15/2018	225,000	224,951
Mercedes-Benz Auto Lease Trust
Series 2014-A, Class A4
0.90%, 12/16/2019	325,000	325,166
Santander Drive Auto Receivables Trust
Series 2013-3, Class B
1.19%, 05/15/2018	125,000	125,162
Series 2013-5, Class C
2.25%, 06/17/2019	250,000	253,020

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Volkswagen Auto Lease Trust
Series 2014-A, Class A3
0.80%, 04/20/2017	$ 150,000	$ 150,012
Volvo Financial Equipment LLC
Series 2014-1A, Class A3
0.82%, 04/16/2018 (B)	125,000	124,813

Total Asset-Backed Securities (Cost $1,854,537)		1,853,824

CORPORATE DEBT SECURITIES - 22.6%
Automobiles - 0.4%
Nissan Motor Acceptance Corp.
2.65%, 09/26/2018 (B)	450,000	461,547

Banks - 2.4%
Fifth Third Bancorp
2.30%, 03/01/2019	300,000	300,288
Huntington National Bank
2.20%, 04/01/2019	400,000	397,620
KeyCorp Series MTN
5.10%, 03/24/2021 (A)	750,000	832,108
US Bancorp Series MTN
1.95%, 11/15/2018	500,000	504,507
Wells Fargo & Co. Series MTN
3.50%, 03/08/2022	500,000	513,604

		2,548,127

Beverages - 0.5%
Coca-Cola Co.
2.45%, 11/01/2020	500,000	507,455

Capital Markets - 0.7%
Goldman Sachs Group, Inc.
5.75%, 01/24/2022	500,000	568,735
Morgan Stanley
2.80%, 06/16/2020	225,000	225,239

		793,974

Communications Equipment - 0.2%
Harris Corp.
5.05%, 04/27/2045	250,000	238,179

Consumer Finance - 0.8%
Capital One Financial Corp.
2.45%, 04/24/2019	200,000	200,021
John Deere Capital Corp.
Series MTN
1.40%, 03/15/2017	425,000	429,032
Synchrony Financial
3.75%, 08/15/2021	250,000	251,902

		880,955

Diversified Financial Services - 0.8%
General Electric Capital Corp.
2.90%, 01/09/2017	500,000	514,760
JPMorgan Chase & Co.
3.13%, 01/23/2025	400,000	381,902

		896,662

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 1.4%
AT&T, Inc.
3.00%, 02/15/2022	$ 400,000	$ 390,443
4.75%, 05/15/2046	75,000	68,248
Verizon Communications, Inc.
4.40%, 11/01/2034	300,000	277,728
5.15%, 09/15/2023	675,000	739,017

		1,475,436

Electrical Equipment - 0.2%
Emerson Electric Co.
5.00%, 04/15/2019	175,000	193,927

Energy Equipment & Services - 0.3%
Enterprise Products Operating LLC
5.20%, 09/01/2020	300,000	333,908

Food & Staples Retailing - 2.0%
Costco Wholesale Corp.
5.50%, 03/15/2017	475,000	510,887
CVS Health Corp.
4.13%, 05/15/2021	550,000	588,290
Sysco Corp.
4.35%, 10/02/2034	150,000	151,500
Wal-Mart Stores, Inc.
3.25%, 10/25/2020	400,000	419,745
Walgreen Co.
5.25%, 01/15/2019	250,000	274,123
Walgreens Boots Alliance, Inc.
4.50%, 11/18/2034	155,000	145,752

		2,090,297

Food Products - 0.7%
Kraft Foods Group, Inc.
3.50%, 06/06/2022	750,000	751,839

Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.
1.85%, 06/15/2018	425,000	423,597
Stryker Corp.
2.00%, 09/30/2016 (A)	300,000	303,242

		726,839

Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.
2.88%, 03/15/2023	500,000	481,316

Hotels, Restaurants & Leisure - 0.4%
McDonald’s Corp.
Series MTN
5.35%, 03/01/2018	350,000	383,700

Industrial Conglomerates - 0.4%
Danaher Corp.
3.90%, 06/23/2021	425,000	455,076

Insurance - 0.5%
Aflac, Inc.
3.63%, 11/15/2024	300,000	301,021
Marsh & McLennan Cos., Inc.
Series MTN
2.55%, 10/15/2018	225,000	229,044

		530,065

Internet & Catalog Retail - 0.4%
Amazon.com, Inc.
3.80%, 12/05/2024	400,000	401,496

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet Software & Services - 0.4%
eBay, Inc.
1.35%, 07/15/2017	$ 425,000	$ 424,368

Machinery - 0.5%
Caterpillar, Inc.
3.90%, 05/27/2021	500,000	533,125

Media - 1.3%
Comcast Corp.
5.15%, 03/01/2020	475,000	534,695
Time Warner, Inc.
4.75%, 03/29/2021	500,000	540,505
Walt Disney Co.
Series MTN
1.10%, 12/01/2017	300,000	299,824

		1,375,024

Metals & Mining - 0.2%
Glencore Funding LLC
3.13%, 04/29/2019 (B)	260,000	262,210

Multiline Retail - 0.5%
Target Corp.
2.90%, 01/15/2022 (A)	500,000	505,750

Oil, Gas & Consumable Fuels - 2.4%
ConocoPhillips Co.
4.15%, 11/15/2034	500,000	483,586
5.75%, 02/01/2019	450,000	508,694
Energy Transfer Partners, LP
5.20%, 02/01/2022	400,000	418,810
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.75%, 02/01/2022	250,000	265,000
Marathon Oil Corp.
6.00%, 10/01/2017	375,000	409,920
Phillips 66
4.65%, 11/15/2034	200,000	195,656
Williams Cos., Inc.
4.55%, 06/24/2024	250,000	242,271

		2,523,937

Pharmaceuticals - 0.5%
AbbVie, Inc.
2.00%, 11/06/2018	425,000	425,188
Actavis Funding SCS
4.75%, 03/15/2045	150,000	142,808

		567,996

Real Estate Investment Trusts - 0.9%
Health Care REIT, Inc.
4.50%, 01/15/2024	200,000	207,655
Simon Property Group, LP
3.38%, 03/15/2022 (A)	750,000	761,251

		968,906

Road & Rail - 0.4%
Norfolk Southern Corp.
3.25%, 12/01/2021	400,000	410,419

Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp.
1.95%, 10/01/2016	200,000	202,118
3.30%, 10/01/2021	425,000	443,592

		645,710

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.6%
Fiserv, Inc.
2.70%, 06/01/2020	$ 250,000	$ 249,520
Microsoft Corp.
3.00%, 10/01/2020	400,000	416,712

		666,232

Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.
2.40%, 05/03/2023	450,000	430,479
EMC Corp.
2.65%, 06/01/2020	425,000	429,358

		859,837

Trading Companies & Distributors - 0.3%
Air Lease Corp.
3.75%, 02/01/2022	300,000	299,820

Total Corporate Debt Securities (Cost $24,300,619)		24,194,132

MORTGAGE-BACKED SECURITY - 0.0% (C)
Morgan Stanley Capital I Trust
Series 2005-IQ10, Class A4A
5.23%, 09/15/2042 (D)	5,715	5,711

Total Mortgage-Backed Security (Cost $5,966)		5,711

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.8%
California - 0.4%
Rancho Water District Financing Authority, Revenue Bonds Series A
6.34%, 08/01/2040	350,000	396,056

District of Columbia - 0.3%
District of Columbia Water & Sewer Authority, Revenue Bonds
Series A, ASSURED GTY
5.00%, 10/01/2034	275,000	300,416

Florida - 0.2%
City of Jacksonville, Revenue Bonds
Series A
5.00%, 10/01/2029	250,000	282,015

Iowa - 0.3%
State of Iowa, Revenue Bonds
6.75%, 06/01/2034	250,000	282,835

Texas - 0.6%
Dallas/Fort Worth International Airport, Revenue Bonds
Series G
5.00%, 11/01/2029	300,000	338,076
Northside Independent School District, General Obligation Unlimited
Series B, PSF, GTD
5.74%, 08/15/2035	325,000	357,191

		695,267

Total Municipal Government Obligations (Cost $1,954,149)		1,956,589

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.9%
Federal Home Loan Mortgage Corp.
3.00%, 08/01/2027 - 04/01/2043	$ 1,522,789	$ 1,532,968
3.50%, 06/01/2042 - 09/01/2042	980,248	1,010,834
4.00%, 09/01/2040 - 05/01/2045	567,772	601,970
4.50%, 11/01/2039 - 09/01/2041	360,393	390,417
Federal National Mortgage Association
2.00%, 06/28/2027 (E)	200,000	198,300
2.46%, 03/25/2023 (D)	333,137	331,869
3.00%, 05/01/2027 - 03/01/2043	1,480,390	1,495,591
3.50%, 08/01/2026 - 04/01/2045	2,028,210	2,110,142
4.00%, 02/01/2035 - 10/01/2041	1,411,969	1,505,792
4.50%, 03/01/2039 - 03/01/2041	37,230	40,302
5.00%, 07/01/2035	12,250	13,582
Government National Mortgage Association
3.50%, 12/15/2042	214,567	222,893
4.00%, 12/15/2039	23,804	25,359
4.50%, 08/15/2040	25,140	27,319

Total U.S. Government Agency Obligations (Cost $9,586,283)		9,507,338

U.S. GOVERNMENT OBLIGATIONS - 23.6%
U.S. Treasury Bond
2.50%, 02/15/2045 (A)	500,000	440,040
2.75%, 08/15/2042 - 11/15/2042	1,300,000	1,209,446
4.38%, 05/15/2041	400,000	494,375
U.S. Treasury Note
1.00%, 09/30/2016	2,400,000	2,418,187
1.38%, 11/30/2015 (A)	500,000	502,695
1.38%, 06/30/2018 - 12/31/2018	4,800,000	4,835,108
1.63%, 08/15/2022	1,500,000	1,454,062
2.00%, 11/15/2021 - 02/15/2023	2,950,000	2,936,199
2.38%, 07/31/2017 - 06/30/2018	4,000,000	4,152,344
3.13%, 10/31/2016 - 05/15/2021	6,400,000	6,742,796

Total U.S. Government Obligations (Cost $25,131,377)		25,185,252

	Shares	Value
SECURITIES LENDING COLLATERAL - 9.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (F)	10,504,247	$ 10,504,247

Total Securities Lending Collateral (Cost $10,504,247)		10,504,247

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
State Street Bank & Trust Co. 0.01% (F), dated 06/30/2015, to be repurchased at $2,517,062 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 10/01/2032, and with a value of $2,568,326.	$ 2,517,062	2,517,062

Total Repurchase Agreement (Cost $2,517,062)		2,517,062

Total Investments (Cost $112,365,546) (G)		117,073,604
Net Other Assets (Liabilities) - (9.5)%		(10,175,189)

Net Assets - 100.0%		$ 106,898,415

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Common Stocks	$41,349,449	$—	$—	$41,349,449
Asset-Backed Securities	—	1,853,824	—	1,853,824
Corporate Debt Securities	—	24,194,132	—	24,194,132
Mortgage-Backed Security	—	5,711	—	5,711
Municipal Government Obligations	—	1,956,589	—	1,956,589
U.S. Government Agency Obligations	—	9,507,338	—	9,507,338
U.S. Government Obligations	—	25,185,252	—	25,185,252
Securities Lending Collateral	10,504,247	—	—	10,504,247
Repurchase Agreement	—	2,517,062	—	2,517,062

Total Investments	$51,853,696	$65,219,908	$—	$117,073,604

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $10,281,223. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the total aggregate value of 144A securities is $848,570, representing 0.8% of the Portfolio’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable rate security. The rate disclosed is as of June 30, 2015.
(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2015; the maturity date disclosed is the ultimate maturity date.
(F)	Rate disclosed reflects the yield at June 30, 2015.
(G)	Aggregate cost for federal income tax purposes is $112,365,546. Aggregate gross unrealized appreciation and depreciation for all securities is $5,833,058 and $1,125,000, respectively. Net unrealized appreciation for tax purposes is $4,708,058.
(H)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ASSURED GTY	Assured Guaranty, Ltd.
GTD	Guaranteed
MTN	Medium Term Note
PSF	Public School Fund

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Diversified Income VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $109,848,484) (including securities loaned of $10,281,223)	$114,556,542
Repurchase agreement, at value (cost $2,517,062)	2,517,062
Receivables:
Shares sold	50,917
Interest	363,910
Dividends	57,551
Tax reclaims	164
Net income from securities lending	1,988
Prepaid expenses	321

Total assets	117,548,455

Liabilities:
Payables and other liabilities:
Investments purchased	33,182
Investment advisory fees	70,908
Distribution and service fees	23,636
Administration fees	2,364
Transfer agent fees	310
Trustees and CCO fees	541
Audit and tax fees	8,726
Legal fees	1,293
Printing and shareholder reports fees	4,734
Other	99
Collateral for securities on loan	10,504,247

Total liabilities	10,650,040

Net assets	$106,898,415

Net assets consist of:
Capital stock ($0.01 par value)	$88,611
Additional paid-in capital	97,381,563
Undistributed (distributions in excess of) net investment income (loss)	1,806,012
Accumulated net realized gain (loss)	2,914,171
Net unrealized appreciation (depreciation) on:
Investments	4,708,058

Net assets	$106,898,415

Shares outstanding	8,861,091

Net asset value and offering price per share	$12.06

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income	$606,737
Interest income	667,472
Net income from securities lending	11,274
Withholding taxes on foreign income	(6,921)

Total investment income	1,278,562

Expenses:
Investment advisory fees	401,229
Distribution and service fees	133,743
Administration fees	13,374
Transfer agent fees	741
Trustees and CCO fees	1,602
Audit and tax fees	7,882
Custody fees	15,872
Legal fees	3,073
Printing and shareholder reports fees	1,989
Other	1,761

Total expenses	581,266

Net investment income (loss)	697,296

Net realized gain (loss) on:
Investments	903,304

Net realized gain (loss)	903,304

Net change in unrealized appreciation (depreciation) on:
Investments	(2,790,523)

Net change in unrealized appreciation (depreciation)	(2,790,523)

Net realized and change in unrealized gain (loss)	(1,887,219)

Net increase (decrease) in net assets resulting from operations	$(1,189,923)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Diversified Income VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$697,296	$1,078,392
Net realized gain (loss)	903,304	2,049,129
Net change in unrealized appreciation (depreciation)	(2,790,523)	2,254,493

Net increase (decrease) in net assets resulting from operations	(1,189,923)	5,382,014

Distributions to shareholders:
Net investment income	—	(671,252)
Net realized gains	—	(1,117,113)

Total distributions to shareholders	—	(1,788,365)

Capital share transactions:
Proceeds from shares sold	4,432,747	16,573,852
Dividends and distributions reinvested	—	1,788,365
Cost of shares redeemed	(1,905,519)	(2,448,385)

Net increase (decrease) in net assets resulting from capital share transactions	2,527,228	15,913,832

Net increase (decrease) in net assets	1,337,305	19,507,481

Net assets:
Beginning of period/year	105,561,110	86,053,629

End of period/year	$106,898,415	$105,561,110

Undistributed (distributions in excess of) net investment income (loss)	$1,806,012	$1,108,716

Capital share transactions - shares:
Shares issued	361,786	1,382,260
Shares reinvested	—	149,155
Shares redeemed	(155,452)	(204,238)

Net increase (decrease) in shares outstanding	206,334	1,327,177

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:	Service Class
June 30, 2015 (unaudited)	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011 (A)
Net asset value, beginning of period/year	$12.20	$11.74	$10.79	$10.22	$10.00

Investment operations:
Net investment income (loss) (B)	0.08	0.13	0.11	0.09	0.05
Net realized and unrealized gain (loss)	(0.22)	0.55	0.88	0.49	0.17

Total investment operations	(0.14)	0.68	0.99	0.58	0.22

Distributions:
Net investment income	—	(0.08)	(0.04)	(0.01)	—
Net realized gains	—	(0.14)	—	(C)	—	(C)	—

Total distributions	—	(0.22)	(0.04)	(0.01)	—

Net asset value, end of period/year	$12.06	$12.20	$11.74	$10.79	$10.22

Total return (D)	(1.15	)%(E)	5.81%	9.22%	5.66%	2.20	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$106,898	$105,561	$86,054	$46,522	$12,559
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.09	%(F)	1.09%	1.11%	1.19%	1.93	%(F)
Including waiver and/or reimbursement and recapture	1.09	%(F)	1.09%	1.11%	1.26%	1.35	%(F)
Net investment income (loss) to average net assets	1.30	%(F)	1.12%	0.94%	0.83%	0.69	%(F)
Portfolio turnover rate	8	%(E)	19%	12%	21%	16	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Diversified Income VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2015.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

REITs held at June 30, 2015, if any, are identified in the Schedule of Investments.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM at an annual rate of 0.75% on daily Average Net Assets (“ANA”).

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
1.01%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% of Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 8,861,108	$ 3,508,142	$ 6,969,214	$ 1,473,745

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Diversified Income VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Madison Diversified Income VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1- and 3-year periods. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Diversified Income VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Madison Diversified Income VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Market Participation Strategy VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Service Class	$1,000.00	$984.30	$4.72	$1,020.00	$4.81	0.96%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Government Obligations	49.0%
U.S. Government Agency Obligations	28.3
Securities Lending Collateral	24.1
Over-the-Counter Options Purchased	14.1
Repurchase Agreement	5.9
Foreign Government Obligation	2.5
Short-Term U.S. Government Obligation	0.3
Net Other Assets (Liabilities) ^	(24.2)
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, securities sold short, TBA short commitments, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATION - 2.5%
International Finance Corp. 0.63%, 12/21/2017 (A)	$ 12,000,000	$ 11,892,516

Total Foreign Government Obligation (Cost $11,869,819)		11,892,516

U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.3%
Federal Farm Credit Banks 4.88%, 01/17/2017	2,935,000	3,124,892
Federal Home Loan Bank
1.00%, 06/21/2017 (A)	21,455,000	21,567,124
1.13%, 04/25/2018 (A)	15,000,000	15,034,335
Federal Home Loan Mortgage Corp.
0.50%, 05/13/2016 (A)	13,550,000	13,568,441
1.00%, 09/29/2017	12,000,000	12,028,272
1.25%, 10/02/2019 (A)	25,000,000	24,666,225
Federal National Mortgage Association
0.50%, 03/30/2016 (A)	16,750,000	16,773,232
0.88%, 08/28/2017 (A)	18,035,000	18,077,761
1.75%, 06/20/2019 (A)	5,000,000	5,053,440
6.25%, 05/15/2029	5,000,000	6,830,165

Total U.S. Government Agency Obligations (Cost $136,531,049)		136,723,887

U.S. GOVERNMENT OBLIGATIONS - 49.0%
U.S. Treasury, Principal Only STRIPS
02/15/2016 - 08/15/2019 (A)	63,810,000	61,920,325
11/15/2017 - 08/15/2034	208,170,000	174,411,189

Total U.S. Government Obligations (Cost $237,181,292)		236,331,514

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.3%
U.S. Treasury Bill 0.14%, 09/17/2015 (B) (C)	1,500,000	1,499,545

Total Short-Term U.S. Government Obligation (Cost $1,499,545)		1,499,545

	Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED - 14.1%
S&P 500® - Flexible Exchange Option, Call Index Value $2,000.00 Expires 04/05/2019, CSFB	1,000	$ 32,896,121
S&P 500® - Flexible Exchange Option, Call Index Value $2,000.00 Expires 04/05/2019, GSC	200	6,737,760
S&P 500® - Flexible Exchange Option, Call Index Value $2,050.00 Expires 05/01/2020, UBS	500	18,276,856
S&P 500® - Flexible Exchange Option, Call Index Value $2,200.00 Expires 12/03/2020, GSC	300	9,993,986

Total Over-the-Counter Options Purchased (Cost $60,808,577)		67,904,723

	Shares	Value
SECURITIES LENDING COLLATERAL - 24.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	116,474,535	116,474,535

Total Securities Lending Collateral (Cost $116,474,535)		116,474,535

	Principal	Value
REPURCHASE AGREEMENT - 5.9%
State Street Bank & Trust Co. 0.01% (C), dated 06/30/2015, to be repurchased at $28,310,474 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2031, and with a value of $28,876,889.	$ 28,310,466	28,310,466

Total Repurchase Agreement (Cost $28,310,466)		28,310,466

Total Investments (Cost $592,675,283) (D)		599,137,186
Net Other Assets (Liabilities) - (24.2)%		(116,679,970)

Net Assets - 100.0%		$ 482,457,216

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	169	09/18/2015	$—	$(255,962)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Foreign Government Obligation	$—	$11,892,516	$—	$11,892,516
U.S. Government Agency Obligations	—	136,723,887	—	136,723,887
U.S. Government Obligations	—	236,331,514	—	236,331,514
Short-Term U.S. Government Obligation	—	1,499,545	—	1,499,545
Over-the-Counter Options Purchased	67,904,723	—	—	67,904,723
Securities Lending Collateral	116,474,535	—	—	116,474,535
Repurchase Agreement	—	28,310,466	—	28,310,466

Total Investments	$184,379,258	$414,757,928	$—	$599,137,186

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(255,962)	$—	$—	$(255,962)

Total Other Financial Instruments	$(255,962)	$—	$—	$(255,962)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $114,116,935. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $1,498,938.
(C)	Rate disclosed reflects the yield at June 30, 2015.
(D)	Aggregate cost for federal income tax purposes is $592,675,283. Aggregate gross unrealized appreciation and depreciation for all securities is $9,101,741 and $2,639,838, respectively. Net unrealized appreciation for tax purposes is $6,461,903.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

COUNTERPARTY ABBREVIATIONS:

CSFB	Credit Suisse First Boston
GSC	Goldman Sachs & Co.
UBS	UBS AG

PORTFOLIO ABBREVIATION:

STRIPS	Separate Trading of Registered Interest and Principal of Securities

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Market Participation Strategy VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $564,364,817) (including securities loaned of $114,116,935)	$570,826,720
Repurchase agreement, at value (cost $28,310,466)	28,310,466
Receivables:
Shares sold	104,952
Interest	338,818
Net income from securities lending	6,834
Variation margin receivable on derivative financial instruments	32,955
Prepaid expenses	1,150

Total assets	599,621,895

Liabilities:
Payables and other liabilities:
Shares redeemed	269,242
Investment advisory fees	275,776
Distribution and service fees	106,068
Administration fees	10,607
Transfer agent fees	1,051
Trustees and CCO fees	2,107
Audit and tax fees	9,293
Legal fees	4,347
Printing and shareholder reports fees	11,420
Other	233
Collateral for securities on loan	116,474,535

Total liabilities	117,164,679

Net assets	$482,457,216

Net assets consist of:
Capital stock ($0.01 par value)	$404,561
Additional paid-in capital	450,978,503
Undistributed (distributions in excess of) net investment income (loss)	184,590
Accumulated net realized gain (loss)	24,683,621
Net unrealized appreciation (depreciation) on:
Investments	6,461,903
Futures contracts	(255,962)

Net assets	$482,457,216

Shares outstanding	40,456,134

Net asset value and offering price per share	$11.93

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Interest income	$2,388,306
Net income from securities lending	38,239

Total investment income	2,426,545

Expenses:
Investment advisory fees	1,520,540
Distribution and service fees	584,823
Administration fees	58,482
Transfer agent fees	3,079
Trustees and CCO fees	6,771
Audit and tax fees	10,126
Custody fees	29,163
Legal fees	12,004
Printing and shareholder reports fees	10,817
Other	6,150

Total expenses	2,241,955

Net investment income (loss)	184,590

Net realized gain (loss) on:
Investments	6,716,409
Futures contracts	1,462,047

Net realized gain (loss)	8,178,456

Net change in unrealized appreciation (depreciation) on:
Investments	(15,025,904)
Futures contracts	(1,191,163)

Net change in unrealized appreciation (depreciation)	(16,217,067)

Net realized and change in unrealized gain (loss)	(8,038,611)

Net increase (decrease) in net assets resulting from operations	$(7,854,021)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Market Participation Strategy VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$184,590	$(562,753)
Net realized gain (loss)	8,178,456	17,100,853
Net change in unrealized appreciation (depreciation)	(16,217,067)	13,786,121

Net increase (decrease) in net assets resulting from operations	(7,854,021)	30,324,221

Distributions to shareholders:
Net realized gains	—	(4,401,071)

Capital share transactions:
Proceeds from shares sold	51,006,727	235,421,610
Dividends and distributions reinvested	—	4,401,071
Cost of shares redeemed	(7,248,722)	(3,765,481)

Net increase (decrease) in net assets resulting from capital share transactions	43,758,005	236,057,200

Net increase (decrease) in net assets	35,903,984	261,980,350

Net assets:
Beginning of period/year	446,553,232	184,572,882

End of period/year	$482,457,216	$446,553,232

Undistributed (distributions in excess of) net investment income (loss)	$184,590	$—

Capital share transactions - shares:
Shares issued	4,210,308	20,537,947
Shares reinvested	—	379,076
Shares redeemed	(597,606)	(324,667)

Net increase (decrease) in shares outstanding	3,612,702	20,592,356

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:
June 30, 2015 (unaudited)	December 31, 2014	December 31, 2013	December 31, 2012 (A)
Net asset value, beginning of period/year	$12.12	$11.36	$9.94	$10.00

Investment operations:
Net investment income (loss) (B)	0.00	(C)	(0.02)	(0.06)	(0.01)
Net realized and unrealized gain (loss)	(0.19)	0.93	1.48	(0.05)

Total investment operations	(0.19)	0.91	1.42	(0.06)

Distributions:
Net realized gains	—	(0.15)	—	(C)	—

Net asset value, end of period/year	$11.93	$12.12	$11.36	$9.94

Total return (D)	(1.57	)%(E)	8.04%	14.30%	(0.60	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$482,457	$446,553	$184,573	$19,268
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.96	%(F)	0.97%	1.03%	1.88	%(F)
Including waiver and/or reimbursement and recapture	0.96	%(F)	0.97%	1.06%	1.07	%(F)
Net investment income (loss) to average net assets	0.08	%(F)	(0.18)%	(0.52)%	(0.49	)%(F)
Portfolio turnover rate	19	%(E)	16%	13%	—%

(A)	Commenced operations on September 17, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Market Participation Strategy VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an over-the-counter (“OTC”) transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Open option contracts at June 30, 2015, if any, are included within the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2015, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is shown on the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $500 million	0.65%
Over $500 million up to $1 billion	0.62%
Over $1 billion up to $1.5 billion	0.59%
Over $1.5 billion	0.57%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.82%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% of Service Class.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 10,802,412	$ 157,290,717	$ 14,692,897	$ 62,902,850

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015. The primary risks pertaining to each derivative type is disclosed in further detail within the Organization and Significant Accounting Policies section of the notes.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$67,904,723	$—	$—	$67,904,723
Total (B)	$—	$—	$67,904,723	$—	$—	$67,904,723

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (C) (D)	$—	$—	$(255,962)	$—	$—	$(255,962)
Total (B)	$—	$—	$(255,962)	$—	$—	$(255,962)

(A)	Included within Investments, at value on the Statement of Assets and Liabilities.
(B)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.
(C)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(D)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$5,639,250	$—	$—	$5,639,250
Futures contracts	—	—	1,462,047	—	—	1,462,047
Total	$—	$—	$7,101,297	$—	$—	$7,101,297

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$(11,325,669)	$—	$—	$(11,325,669)
Futures contracts	—	—	(1,191,163)	—	—	(1,191,163)
Total	$—	$—	$(12,516,832)	$—	$—	$(12,516,832)

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

Purchased Options and Swaptions at Value		Futures Contracts at Notional Amount
Calls	Puts	Long	Short
$ 72,183,909	$ —	11,093	—

NOTE 6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Market Participation Strategy VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Market Participation Strategy VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Quantitative Management Associates LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-year period.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Market Participation Strategy VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica MFS International Equity VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Initial Class	$1,000.00	$1,072.00	$5.24	$1,019.70	$5.11	1.02%
Service Class	1,000.00	1,070.70	6.52	1,018.50	6.36	1.27

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.5%
Securities Lending Collateral	7.3
Repurchase Agreement	0.8
Convertible Preferred Stock	0.5
Net Other Assets (Liabilities)	(7.1)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.5%
Canada - 0.5%
Suncor Energy, Inc. 3.25% (A)	69,339	$ 1,909,737

Total Convertible Preferred Stock (Cost $2,094,579)		1,909,737

COMMON STOCKS - 98.5%
Australia - 0.6%
Orica, Ltd. (B)	134,691	2,211,436

Belgium - 0.7%
KBC Groep NV	39,261	2,623,580

Brazil - 0.6%
Itau Unibanco Holding SA, ADR	194,848	2,133,586

Canada - 3.3%
Canadian National Railway Co.	109,604	6,329,631
Loblaw Cos., Ltd. (B)	55,223	2,789,005
Valeant Pharmaceuticals International, Inc. (C)	14,456	3,211,400

		12,330,036

China - 0.2%
Alibaba Group Holding, Ltd., ADR (C)	11,290	928,828

Denmark - 0.6%
Carlsberg A/S, Class B	23,571	2,139,808

France - 13.3%
Air Liquide SA, Class A	63,458	8,026,148
Bureau Veritas SA	86,475	1,991,761
Danone SA	119,462	7,723,233
Dassault Systemes (B)	30,810	2,240,210
GDF Suez	241,964	4,488,698
Hermes International	2,098	782,614
Legrand SA	51,415	2,886,635
LVMH Moet Hennessy Louis Vuitton SE	35,556	6,229,362
Pernod Ricard SA (B)	67,069	7,746,363
Schneider Electric SE	108,384	7,483,117

		49,598,141

Germany - 11.8%
Bayer AG	103,149	14,437,700
Beiersdorf AG	70,099	5,872,179
Linde AG	31,417	5,950,787
Merck KGaA	55,129	5,493,343
MTU Aero Engines AG	16,258	1,529,225
ProSiebenSat.1 Media AG	85,114	4,203,596
SAP SE	90,772	6,334,940

		43,821,770

Hong Kong - 3.5%
AIA Group, Ltd.	1,256,000	8,190,723
Global Brands Group Holding, Ltd. (C)	9,144,000	1,899,212
Li & Fung, Ltd.	3,640,000	2,887,939

		12,977,874

Israel - 0.4%
Check Point Software Technologies, Ltd., Class A (B) (C)	18,059	1,436,593

Japan - 13.2%
Denso Corp.	163,300	8,133,977
FANUC Corp.	21,500	4,405,932
Honda Motor Co., Ltd. (B)	248,700	8,050,211

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Hoya Corp.	226,900	$ 9,097,506
INPEX Corp.	331,800	3,772,519
Japan Tobacco, Inc. (B)	140,100	4,991,674
Kyocera Corp.	78,100	4,060,549
Shin-Etsu Chemical Co., Ltd.	35,400	2,198,020
Terumo Corp.	185,600	4,454,036

		49,164,424

Korea, Republic of - 0.6%
Samsung Electronics Co., Ltd.	2,102	2,389,472

Netherlands - 5.8%
Akzo Nobel NV	85,416	6,215,400
Heineken NV	21,753	1,650,788
ING Groep NV, CVA	492,220	8,127,006
Randstad Holding NV	85,922	5,595,100

		21,588,294

Singapore - 2.2%
DBS Group Holdings, Ltd.	402,100	6,176,968
Singapore Telecommunications, Ltd.	587,000	1,834,851

		8,011,819

Spain - 1.0%
Amadeus IT Holding SA, Class A	96,641	3,852,250

Sweden - 1.3%
Hennes & Mauritz AB, Class B	124,998	4,813,038

Switzerland - 12.6%
Julius Baer Group, Ltd. (C)	82,603	4,633,967
Keuhne & Nagel International AG	11,236	1,491,404
Nestle SA	170,048	12,276,849
Novartis AG	78,989	7,785,268
Roche Holding AG	32,610	9,138,264
Sonova Holding AG	15,129	2,045,356
UBS Group AG (C)	438,634	9,303,291

		46,674,399

Taiwan - 2.8%
Hon Hai Precision Industry Co., Ltd.	637,056	2,002,769
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	362,690	8,236,690

		10,239,459

United Kingdom - 21.8%
Barclays PLC	1,062,689	4,349,699
BG Group PLC	241,173	4,014,901
Compass Group PLC	677,393	11,207,644
Delphi Automotive PLC, Class A	44,408	3,778,677
Diageo PLC	210,307	6,083,490
Hays PLC	178,232	457,597
HSBC Holdings PLC	808,786	7,244,859
Prudential PLC	165,635	3,988,392
Reckitt Benckiser Group PLC, Class A	88,383	7,621,283
Rio Tinto PLC	87,853	3,608,340
Rolls-Royce Holdings PLC (C)	301,006	4,114,714
Sky PLC	369,664	6,023,254
Smiths Group PLC	218,830	3,881,915
Standard Chartered PLC	238,653	3,821,082
WPP PLC, Class A	485,900	10,887,087

		81,082,934

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States - 2.2%
NCR Corp. (B) (C)	15,386	$ 463,119
Yum! Brands, Inc.	84,211	7,585,727

		8,048,846

Total Common Stocks (Cost $323,082,322)		366,066,587

SECURITIES LENDING COLLATERAL - 7.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (A)	27,194,125	27,194,125

Total Securities Lending Collateral (Cost $27,194,125)		27,194,125

	Principal	Value
REPURCHASE AGREEMENT - 0.8%

State Street Bank & Trust Co. 0.01% (A), dated 06/30/2015, to be repurchased at $2,864,531 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2033, and with a value of $2,923,645.

	$ 2,864,530	$ 2,864,530

Total Repurchase Agreement (Cost $2,864,530)		2,864,530

Total Investments (Cost $355,235,556) (D)		398,034,979
Net Other Assets (Liabilities) - (7.1)%		(26,271,007)

Net Assets - 100.0%		$ 371,763,972

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	10.1%	$40,065,975
Banks	8.7	34,476,780
Chemicals	6.2	24,601,791
Media	5.3	21,113,937
Food Products	5.0	20,000,082
Hotels, Restaurants & Leisure	4.7	18,793,371
Beverages	4.4	17,620,449
Health Care Equipment & Supplies	3.9	15,596,898
Capital Markets	3.5	13,937,258
Insurance	3.1	12,179,115
Auto Components	3.0	11,912,654
Textiles, Apparel & Luxury Goods	3.0	11,799,127
Electrical Equipment	2.6	10,369,752
Software	2.5	10,011,743
Oil, Gas & Consumable Fuels	2.4	9,697,157
Semiconductors & Semiconductor Equipment	2.1	8,236,690
Automobiles	2.0	8,050,211
Professional Services	2.0	8,044,458
Household Products	1.9	7,621,283
Road & Rail	1.6	6,329,631
Electronic Equipment, Instruments & Components	1.5	6,063,318
Personal Products	1.5	5,872,179
Aerospace & Defense	1.4	5,643,939
Tobacco	1.3	4,991,674
Specialty Retail	1.2	4,813,038
Multi-Utilities	1.1	4,488,698
Machinery	1.1	4,405,932
Industrial Conglomerates	1.0	3,881,915
IT Services	1.0	3,852,250
Metals & Mining	0.9	3,608,340
Technology Hardware, Storage & Peripherals	0.7	2,852,591
Food & Staples Retailing	0.7	2,789,005
Diversified Telecommunication Services	0.5	1,834,851
Marine	0.4	1,491,404
Internet Software & Services	0.2	928,828

Investments, at Value	92.5	367,976,324
Short-Term Investments	7.5	30,058,655

Total Investments	100.0%	$398,034,979

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Convertible Preferred Stock	$1,909,737	$—	$—	$1,909,737
Common Stocks	36,893,256	329,173,331	—	366,066,587
Securities Lending Collateral	27,194,125	—	—	27,194,125
Repurchase Agreement	—	2,864,530	—	2,864,530

Total Investments	$65,997,118	$332,037,861	$—	$398,034,979

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at June 30, 2015.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $25,913,261. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.
(D)	Aggregate cost for federal income tax purposes is $355,235,556. Aggregate gross unrealized appreciation and depreciation for all securities is $55,270,245 and $12,470,822, respectively. Net unrealized appreciation for tax purposes is $42,799,423.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Dutch Certificate Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica MFS International Equity VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $352,371,026) (including securities loaned of $25,913,261)	$395,170,449
Repurchase agreement, at value (cost $2,864,530)	2,864,530
Foreign currency, at value (cost $42,223)	42,159
Receivables:
Shares sold	48,435
Investments sold	65,219
Interest	1
Dividends	768,369
Tax reclaims	739,770
Net income from securities lending	21,896
Prepaid expenses	1,073

Total assets	399,721,901

Liabilities:
Payables and other liabilities:
Shares redeemed	373,158
Investment advisory fees	298,705
Distribution and service fees	19,871
Administration fees	8,378
Transfer agent fees	1,081
Trustees and CCO fees	1,780
Audit and tax fees	10,584
Legal fees	4,921
Printing and shareholder reports fees	44,957
Other	369
Collateral for securities on loan	27,194,125

Total liabilities	27,957,929

Net assets	$371,763,972

Net assets consist of:
Capital stock ($0.01 par value)	$425,420
Additional paid-in capital	321,282,086
Undistributed (distributions in excess of) net investment income (loss)	9,463,911
Accumulated net realized gain (loss)	(2,238,702)
Net unrealized appreciation (depreciation) on:
Investments	42,799,423
Translation of assets and liabilities denominated in foreign currencies	31,834

Net assets	$371,763,972

Net assets by class:
Initial Class	$281,809,188
Service Class	89,954,784

Shares outstanding:
Initial Class	32,113,465
Service Class	10,428,573

Net asset value and offering price per share:
Initial Class	$8.78
Service Class	8.63

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income	$6,425,673
Interest income	69
Net income from securities lending	180,213
Withholding taxes on foreign income	(598,914)

Total investment income	6,007,041

Expenses:
Investment advisory fees	1,637,353
Distribution and service fees:
Service Class	102,534
Administration fees	45,896
Transfer agent fees	2,457
Trustees and CCO fees	5,425
Audit and tax fees	9,918
Custody fees	136,276
Legal fees	10,875
Printing and shareholder reports fees	19,567
Other	5,935

Total expenses	1,976,236

Net investment income (loss)	4,030,805

Net realized gain (loss) on:
Investments	9,233,069
Foreign currency transactions	(26,661)

Net realized gain (loss)	9,206,408

Net change in unrealized appreciation (depreciation) on:
Investments	10,970,225
Translation of assets and liabilities denominated in foreign currencies	38,423

Net change in unrealized appreciation (depreciation)	11,008,648

Net realized and change in unrealized gain (loss)	20,215,056

Net increase (decrease) in net assets resulting from operations	$24,245,861

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica MFS International Equity VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$4,030,805	$5,677,567
Net realized gain (loss)	9,206,408	12,620,991
Net change in unrealized appreciation (depreciation)	11,008,648	(36,894,878)

Net increase (decrease) in net assets resulting from operations	24,245,861	(18,596,320)

Distributions to shareholders:
Net investment income:
Initial Class	—	(2,746,764)
Service Class	—	(579,285)

Total distributions from net investment income	—	(3,326,049)

Capital share transactions:
Proceeds from shares sold:
Initial Class	13,481,532	66,709,090
Service Class	16,811,230	22,450,331

	30,292,762	89,159,421

Dividends and distributions reinvested:
Initial Class	—	2,746,764
Service Class	—	579,285

	—	3,326,049

Cost of shares redeemed:
Initial Class	(23,585,478)	(63,631,985)
Service Class	(4,491,621)	(7,538,335)

	(28,077,099)	(71,170,320)

Net increase (decrease) in net assets resulting from capital share transactions	2,215,663	21,315,150

Net increase (decrease) in net assets	26,461,524	(607,219)

Net assets:
Beginning of period/year	345,302,448	345,909,667

End of period/year	$371,763,972	$345,302,448

Undistributed (distributions in excess of) net investment income (loss)	$9,463,911	$5,433,106

Capital share transactions - shares:
Shares issued:
Initial Class	1,531,958	7,717,469
Service Class	1,919,290	2,646,095

	3,451,248	10,363,564

Shares reinvested:
Initial Class	—	319,020
Service Class	—	68,312

	—	387,332

Shares redeemed:
Initial Class	(2,677,656)	(7,359,884)
Service Class	(515,214)	(893,743)

	(3,192,870)	(8,253,627)

Net increase (decrease) in shares outstanding:
Initial Class	(1,145,698)	676,605
Service Class	1,404,076	1,820,664

	258,378	2,497,269

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica MFS International Equity VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$8.19		$8.72	$7.47	$6.22	$7.01	$6.44

Investment operations:
Net investment income (loss) (A)	0.10		0.14	0.10	0.12	0.12	0.09
Net realized and unrealized gain (loss)	0.49		(0.59)	1.24	1.25	(0.82)	0.57

Total investment operations	0.59		(0.45)	1.34	1.37	(0.70)	0.66

Distributions:
Net investment income	—		(0.08)	(0.09)	(0.12)	(0.09)	(0.09)

Net asset value, end of period/year	$8.78		$8.19	$8.72	$7.47	$6.22	$7.01

Total return (B)	7.20	%(C)	(5.17)%	18.09%	22.16%	(10.06)%	10.50%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$281,809		$272,525	$284,043	$185,299	$156,152	$190,625
Expenses to average net assets	1.02	%(D)	1.02%	1.03%	1.06%	1.04%	1.05%
Net investment income (loss) to average net assets	2.24	%(D)	1.67%	1.21%	1.67%	1.72%	1.36%
Portfolio turnover rate	10	%(C)	22%	16%	27%	28%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$8.06		$8.59	$7.37	$6.14	$6.92	$6.36

Investment operations:
Net investment income (loss) (A)	0.09		0.12	0.08	0.09	0.10	0.07
Net realized and unrealized gain (loss)	0.48		(0.58)	1.22	1.24	(0.81)	0.57

Total investment operations	0.57		(0.46)	1.30	1.33	(0.71)	0.64

Distributions:
Net investment income	—		(0.07)	(0.08)	(0.10)	(0.07)	(0.08)

Net asset value, end of period/year	$8.63		$8.06	$8.59	$7.37	$6.14	$6.92

Total return (B)	7.07	%(C)	(5.41)%	17.77%	21.87%	(10.22)%	10.30%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$89,955		$72,777	$61,867	$36,997	$20,788	$20,546
Expenses to average net assets	1.27	%(D)	1.27%	1.28%	1.31%	1.29%	1.30%
Net investment income (loss) to average net assets	2.05	%(D)	1.39%	0.97%	1.37%	1.45%	1.06%
Portfolio turnover rate	10	%(C)	22%	16%	27%	28%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica MFS International Equity VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2015 of $70 are included in Net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2015:

Portfolio	Market Value	Percentage of Net Assets
Transamerica BlackRock Tactical Allocation VP	$111,296,867	29.94%

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $250 million	0.900%
Over $250 million up to $500 million	0.875%
Over $500 million up to $1 billion	0.850%
Over $1 billion	0.800%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
1.125%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 40,981,296	$ —	$ 35,895,393	$ —

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica MFS International Equity VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica MFS International Equity VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and MFS Investment Management (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was in line with the median for its peer universe for the past 1- and 10-year periods and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 5- and 10-year periods and below its benchmark for the past 1- and 3-year periods. The Trustees discussed with TAM the reasons for the underperformance relative to the peer universe and benchmark for certain periods and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica MFS International Equity VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica MFS International Equity VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Capital Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Initial Class	$1,000.00	$1,079.70	$4.54	$1,020.40	$4.41	0.88%
Service Class	1,000.00	1,078.70	5.82	1,019.20	5.66	1.13

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.0%
Securities Lending Collateral	9.9
Repurchase Agreement	2.2
Over-the-Counter Foreign Exchange Options Purchased	0.1
Net Other Assets (Liabilities)	(10.2)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Automobiles - 4.6%
Tesla Motors, Inc. (A) (B)	42,479	$ 11,395,416

Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (B)	6,781	1,225,801
Alnylam Pharmaceuticals, Inc. (B)	11,219	1,344,822
Regeneron Pharmaceuticals, Inc., Class A (B)	3,416	1,742,604

		4,313,227

Chemicals - 1.5%
Monsanto Co.	35,737	3,809,207

Diversified Financial Services - 4.1%
McGraw-Hill Financial, Inc.	71,451	7,177,253
MSCI, Inc., Class A	46,031	2,833,208

		10,010,461

Electrical Equipment - 0.5%
SolarCity Corp. (A) (B)	21,872	1,171,246

Food & Staples Retailing - 1.5%
Walgreens Boots Alliance, Inc.	43,623	3,683,526

Food Products - 4.6%
Keurig Green Mountain, Inc. (A)	55,104	4,222,620
Mead Johnson Nutrition Co., Class A	78,929	7,120,974

		11,343,594

Health Care Equipment & Supplies - 3.9%
Intuitive Surgical, Inc. (B)	19,659	9,524,785

Health Care Technology - 0.8%
athenahealth, Inc. (A) (B)	16,271	1,864,331

Hotels, Restaurants & Leisure - 2.5%
Starbucks Corp.	115,816	6,209,475

Internet & Catalog Retail - 15.2%
Amazon.com, Inc. (B)	49,638	21,547,359
JD.com, Inc., ADR (B)	94,326	3,216,517
Netflix, Inc. (B)	6,791	4,461,279
Priceline Group, Inc. (B)	6,986	8,043,471

		37,268,626

Internet Software & Services - 21.9%
Alibaba Group Holding, Ltd., ADR (B)	38,539	3,170,604
eBay, Inc. (B)	42,231	2,543,996
Facebook, Inc., Class A (B)	236,054	20,245,171
Google, Inc., Class C (B)	21,753	11,322,654
LinkedIn Corp., Class A (B)	37,048	7,655,228
Twitter, Inc. (B)	244,205	8,845,105

		53,782,758

IT Services - 4.7%
Mastercard, Inc., Class A	71,310	6,666,059
Visa, Inc., Class A	71,872	4,826,205

		11,492,264

Life Sciences Tools & Services - 5.7%
Illumina, Inc. (B)	64,578	14,101,252

Media - 1.9%
Naspers, Ltd., Class N	29,446	4,586,567

Pharmaceuticals - 9.1%
Allergan PLC (B)	12,910	3,917,669
Valeant Pharmaceuticals International, Inc. (B)	49,131	10,914,452
Zoetis, Inc., Class A	154,993	7,473,762

		22,305,883

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.0%
ARM Holdings PLC, ADR	47,718	$ 2,351,066

Software - 8.1%
FireEye, Inc. (A) (B)	46,734	2,285,760
salesforce.com, Inc. (B)	120,938	8,420,913
Splunk, Inc. (B)	40,180	2,797,332
Workday, Inc., Class A (A) (B)	84,439	6,450,295

		19,954,300

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	69,146	8,672,637

Textiles, Apparel & Luxury Goods - 1.2%
Michael Kors Holdings, Ltd. (B)	72,392	3,046,979

Total Common Stocks (Cost $151,014,077)		240,887,600

	Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.1% (C)
USD vs. CNY, Call (D)
Exercise Price CNY 6.65
Expires 11/23/2015, RBS	38,810,944	15,369
USD vs. CNY, Call (D)
Exercise Price CNY 6.70
Expires 06/06/2016, RBS	33,121,642	62,567

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $256,091)		77,936

	Shares	Value
SECURITIES LENDING COLLATERAL - 9.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (E)	24,305,864	24,305,864

Total Securities Lending Collateral (Cost $24,305,864)		24,305,864

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.01% (E), dated 06/30/2015, to be repurchased at $5,497,432 on 07/01/2015. Collateralized by U.S. Government Agency Obligations, 2.50%, due 01/01/2033, and with a total value of $5,609,997.	$ 5,497,430	5,497,430

Total Repurchase Agreement (Cost $5,497,430)		5,497,430

Total Investments (Cost $181,073,462) (F)		270,768,830
Net Other Assets (Liabilities) - (10.2)%		(25,012,965)

Net Assets - 100.0%		$ 245,755,865

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Common Stocks	$236,301,033	$4,586,567	$—	$240,887,600
Over-the-Counter Foreign Exchange Options Purchased	—	77,936	—	77,936
Securities Lending Collateral	24,305,864	—	—	24,305,864
Repurchase Agreement	—	5,497,430	—	5,497,430

Total Investments	$260,606,897	$10,161,933	$—	$270,768,830

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $23,806,376. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Cash in the amount of $260,000 has been segregated by the broker as collateral for open options contracts.
(D)	Illiquid derivative. Total aggregate value of illiquid derivatives is $77,936, representing less than 0.1% of the Portfolio’s net assets.
(E)	Rate disclosed reflects the yield at June 30, 2015.
(F)	Aggregate cost for federal income tax purposes is $181,073,462. Aggregate gross unrealized appreciation and depreciation for all securities is $96,288,993 and $6,593,625, respectively. Net unrealized appreciation for tax purposes is $89,695,368.
(G)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland Group PLC

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $175,576,032) (including securities loaned of $23,806,376)	$265,271,400
Repurchase agreement, at value (cost $5,497,430)	5,497,430
Receivables:
Shares sold	74,331
Interest	2
Dividends	65,912
Net income from securities lending	11,105
Prepaid expenses	753

Total assets	270,920,933

Liabilities:
Cash deposit due to broker	260,000
Payables and other liabilities:
Shares redeemed	349,336
Investment advisory fees	176,666
Distribution and service fees	11,128
Administration fees	5,521
Transfer agent fees	759
Trustees and CCO fees	1,253
Audit and tax fees	8,475
Custody fees	4,484
Legal fees	3,421
Printing and shareholder reports fees	37,886
Other	275
Collateral for securities on loan	24,305,864

Total liabilities	25,165,068

Net assets	$245,755,865

Net assets consist of:
Capital stock ($0.01 par value)	$145,497
Additional paid-in capital	122,856,370
Undistributed (distributions in excess of) net investment income (loss)	(436,137)
Accumulated net realized gain (loss)	33,494,767
Net unrealized appreciation (depreciation) on:
Investments	89,695,368

Net assets	$245,755,865

Net assets by class:
Initial Class	$195,015,159
Service Class	50,740,706

Shares outstanding:
Initial Class	11,516,099
Service Class	3,033,609

Net asset value and offering price per share:
Initial Class	$16.93
Service Class	16.73

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income	$677,259
Interest income	266
Net income from securities lending	54,779

Total investment income	732,304

Expenses:
Investment advisory fees	1,010,108
Distribution and service fees:
Service Class	58,317
Administration fees	31,566
Transfer agent fees	1,733
Trustees and CCO fees	3,767
Audit and tax fees	8,338
Custody fees	24,750
Legal fees	7,612
Printing and shareholder reports fees	17,933
Other	4,317

Total expenses	1,168,441

Net investment income (loss)	(436,137)

Net realized gain (loss) on:
Investments	13,255,142
Foreign currency transactions	798

Net realized gain (loss)	13,255,940

Net change in unrealized appreciation (depreciation) on:
Investments	6,546,904

Net change in unrealized appreciation (depreciation)	6,546,904

Net realized and change in unrealized gain (loss)	19,802,844

Net increase (decrease) in net assets resulting from operations	$19,366,707

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$(436,137)	$(752,797)
Net realized gain (loss)	13,255,940	21,092,967
Net change in unrealized appreciation (depreciation)	6,546,904	(6,539,360)

Net increase (decrease) in net assets resulting from operations	19,366,707	13,800,810

Distributions to shareholders:
Net investment income:
Initial Class	—	—
Net realized gains:
Initial Class	—	(4,679,342)
Service Class	—	(889,385)

Total distributions from net realized gains	—	(5,568,727)

Capital share transactions:
Proceeds from shares sold:
Initial Class	3,800,559	16,984,267
Service Class	10,189,360	14,644,900

	13,989,919	31,629,167

Dividends and distributions reinvested:
Initial Class	—	4,679,342
Service Class	—	889,385

	—	5,568,727

Cost of shares redeemed:
Initial Class	(29,376,914)	(32,723,076)
Service Class	(3,346,804)	(12,412,768)

	(32,723,718)	(45,135,844)

Net increase (decrease) in net assets resulting from capital share transactions	(18,733,799)	(7,937,950)

Net increase (decrease) in net assets	632,908	294,133

Net assets:
Beginning of period/year	245,122,957	244,828,824

End of period/year	$245,755,865	$245,122,957

Undistributed (distributions in excess of) net investment income (loss)	$(436,137)	$—

Capital share transactions - shares:
Shares issued:
Initial Class	225,952	1,112,373
Service Class	612,501	961,311

	838,453	2,073,684

Shares reinvested:
Initial Class	—	298,047
Service Class	—	57,232

	—	355,279

Shares redeemed:
Initial Class	(1,745,554)	(2,145,092)
Service Class	(202,580)	(828,906)

	(1,948,134)	(2,973,998)

Net increase (decrease) in shares outstanding:
Initial Class	(1,519,602)	(734,672)
Service Class	409,921	189,637

	(1,109,681)	(545,035)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Capital Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011		December 31, 2010
Net asset value, beginning of period/year	$15.68		$15.13	$10.32	$11.03	$11.71		$9.28

Investment operations:
Net investment income (loss) (A)	(0.02)		(0.04)	(0.01)	0.09	(0.01)		—	(B)
Net realized and unrealized gain (loss)	1.27		0.95	4.96	1.51	(0.67)		2.52

Total investment operations	1.25		0.91	4.95	1.60	(0.68)		2.52

Distributions:
Net investment income	—		—	(0.08)	—	—		(0.09)
Net realized gains	—		(0.36)	(0.06)	(2.31)	—		—

Total distributions	—		(0.36)	(0.14)	(2.31)	—		(0.09)

Net asset value, end of period/year	$16.93		$15.68	$15.13	$10.32	$11.03		$11.71

Total return (C)	7.97	%(D)	6.00%	48.25%	15.55%	(5.81)%		27.44%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$195,015		$204,432	$208,314	$154,340	$151,683		$179,705
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.88	%(E)	0.88%	0.88%	0.91%	0.91%		0.91%
Including waiver and/or reimbursement and recapture	0.88	%(E)	0.88%	0.90%	0.90%	0.90%		0.90%
Net investment income (loss) to average net assets	(0.30	)%(E)	(0.27)%	(0.05)%	0.75%	(0.05)%		–	%(F)
Portfolio turnover rate	11	%(D)	29%	30%	51%	105	%(G)	44%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Rounds to less than 0.01% or (0.01)%.
(G)	Increase in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011		December 31, 2010
Net asset value, beginning of period/year	$15.51		$15.00	$10.24	$10.99	$11.69		$9.27

Investment operations:
Net investment income (loss) (A)	(0.05)		(0.08)	(0.04)	0.06	(0.03)		(0.02)
Net realized and unrealized gain (loss)	1.27		0.95	4.92	1.50	(0.67)		2.51

Total investment operations	1.22		0.87	4.88	1.56	(0.70)		2.49

Distributions:
Net investment income	—		—	(0.06)	—	—		(0.07)
Net realized gains	—		(0.36)	(0.06)	(2.31)	—		—

Total distributions	—		(0.36)	(0.12)	(2.31)	—		(0.07)

Net asset value, end of period/year	$16.73		$15.51	$15.00	$10.24	$10.99		$11.69

Total return (B)	7.87	%(C)	5.79%	47.89%	15.20%	(5.99)%		27.09%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$50,741		$40,691	$36,515	$18,213	$12,591		$8,575
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.13	%(D)	1.13%	1.13%	1.16%	1.16%		1.16%
Including waiver and/or reimbursement and recapture	1.13	%(D)	1.13%	1.15%	1.15%	1.15%		1.15%
Net investment income (loss) to average net assets	(0.57	)%(D)	(0.52)%	(0.34)%	0.52%	(0.28)%		(0.26)%
Portfolio turnover rate	11	%(C)	29%	30%	51%	105	%(E)	44%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an over-the-counter (“OTC”) transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Foreign currency options: The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Open option contracts at June 30, 2015, if any, are included within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2015, if any, are identified in the Schedule of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2015 of $1,919 are included in Net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $500 million	0.800%
Over $500 million	0.675%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.90%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Brokerage commissions: Brokerage commissions incurred on security transactions placed with affiliates of the adviser or sub adviser for the period June 30, 2015 was $28.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 26,131,032	$ —	$ 38,793,267	$ —

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015. The primary risks pertaining to each derivative type is disclosed in further detail within the Organization and Significant Accounting Policies section of the notes.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$77,936	$—	$—	$—	$77,936
Total (B)	$—	$77,936	$—	$—	$—	$77,936

(A)	Included within Investments, at value on the Statement of Assets and Liabilities.
(B)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$(366,223)	$—	$—	$—	$(366,223)
Total	$—	$(366,223)	$—	$—	$—	$(366,223)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$42,070	$—	$—	$—	$42,070
Total	$—	$42,070	$—	$—	$—	$42,070

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

Purchased Options and Swaptions at Value
Calls	Puts
$ 194,221	$ —

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (futures contracts, exchange traded options, and exchange traded swap agreements) while collateral terms are contract specific for OTC traded derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2015. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

		Gross Amounts Not Offset in the Statement of Assets and Liabilities				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Financial Instruments	Collateral Received (B)	Net Amount	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities (A)	Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Royal Bank of Scotland PLC	$77,936	$—	$(77,936)	$—	$—	$—	$—	$—
Total	$77,936	$—	$(77,936)	$—	$—	$—	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

NOTE 6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 6. (continued)

jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Capital Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Morgan Stanley Investment Management Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 3-, 5- and 10-year periods and below the median for the past 1-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 3- and 5-year periods and below its benchmark for the past 1- and 10-year periods. The Trustees discussed with TAM the reasons for the underperformance relative to the peer universe and benchmark for

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Capital Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

certain periods and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board also noted that the Sub-Adviser had commenced subadvising the Portfolio on March 22, 2011.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Capital Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Mid-Cap Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Initial Class	$1,000.00	$1,017.80	$4.40	$1,020.40	$4.41	0.88%
Service Class	1,000.00	1,016.80	5.65	1,019.20	5.66	1.13

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	95.1%
Securities Lending Collateral	24.4
Repurchase Agreement	4.4
Preferred Stocks	0.5
Convertible Preferred Stock	0.1
Over-the-Counter Foreign Exchange Options Purchased	0.0 *
Net Other Assets (Liabilities)	(24.5)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 95.1%
Aerospace & Defense - 1.1%
TransDigm Group, Inc. (A)	35,499	$ 7,975,560

Air Freight & Logistics - 0.5%
XPO Logistics, Inc. (A) (B)	80,744	3,648,014

Automobiles - 4.8%
Tesla Motors, Inc. (A) (B)	131,964	35,400,663

Beverages - 1.2%
Monster Beverage Corp. (A)	65,403	8,765,310

Biotechnology - 1.7%
Alnylam Pharmaceuticals, Inc. (A)	40,784	4,888,778
Intercept Pharmaceuticals, Inc. (A) (B)	5,018	1,211,245
Ironwood Pharmaceuticals, Inc., Class A (A)	350,388	4,225,679
Seattle Genetics, Inc. (A) (B)	51,428	2,489,115

		12,814,817

Commercial Services & Supplies - 1.0%
Stericycle, Inc. (A)	57,873	7,749,773

Communications Equipment - 1.2%
Palo Alto Networks, Inc. (A) (B)	49,615	8,667,741

Diversified Financial Services - 6.1%
McGraw-Hill Financial, Inc.	220,507	22,149,928
MSCI, Inc., Class A	372,380	22,919,989

		45,069,917

Electrical Equipment - 0.5%
SolarCity Corp. (A) (B)	69,479	3,720,601

Food Products - 4.6%
Keurig Green Mountain, Inc.	170,063	13,031,928
Mead Johnson Nutrition Co., Class A	238,241	21,494,103

		34,526,031

Health Care Equipment & Supplies - 4.0%
Intuitive Surgical, Inc. (A)	62,222	30,146,559

Health Care Technology - 2.7%
athenahealth, Inc. (A) (B)	175,660	20,127,123

Hotels, Restaurants & Leisure - 5.5%
Chipotle Mexican Grill, Inc., Class A (A)	5,295	3,203,422
Dunkin’ Brands Group, Inc. (B)	372,878	20,508,290
Panera Bread Co., Class A (A) (B)	96,577	16,878,762

		40,590,474

Internet & Catalog Retail - 3.1%
Groupon, Inc., Class A (A) (B)	598,455	3,010,228
TripAdvisor, Inc. (A)	49,493	4,312,820
Vipshop Holdings, Ltd., ADR (A) (B)	306,592	6,821,672
Zalando SE (A) (C)	158,100	5,279,800
zulily, Inc., Class A (A) (B)	267,917	3,493,638

		22,918,158

Internet Software & Services - 16.9%
Autohome, Inc., ADR (A)	169,071	8,544,848
Dropbox, Inc. (A) (D) (E) (F) (G)	423,376	7,836,690
LendingClub Corp. (A) (B)	438,252	6,464,217
LinkedIn Corp., Class A (A)	153,973	31,815,441
MercadoLibre, Inc. (B)	58,536	8,294,551
Pandora Media, Inc. (A) (B)	358,523	5,571,448
Twitter, Inc. (A)	790,270	28,623,579
Yelp, Inc., Class A (A) (B)	88,495	3,807,940

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
Youku Tudou, Inc., ADR (A) (B)	349,497	$ 8,573,161
Zillow Group, Inc., Class A (A) (B)	183,228	15,893,197

		125,425,072

IT Services - 4.9%
FleetCor Technologies, Inc. (A)	117,878	18,396,040
Gartner, Inc. (A)	208,033	17,845,071

		36,241,111

Life Sciences Tools & Services - 5.9%
Illumina, Inc. (A)	201,594	44,020,066

Machinery - 1.0%
Colfax Corp. (A) (B)	156,123	7,205,077

Pharmaceuticals - 6.0%
Endo International PLC (A) (B)	276,491	22,022,508
Zoetis, Inc., Class A	473,111	22,813,413

		44,835,921

Professional Services - 4.9%
IHS, Inc., Class A (A)	134,763	17,334,565
Verisk Analytics, Inc., Class A (A)	266,570	19,395,633

		36,730,198

Software - 13.7%
FireEye, Inc. (A) (B)	394,465	19,293,283
NetSuite, Inc. (A) (B)	67,272	6,172,206
ServiceNow, Inc. (A)	255,344	18,974,613
Splunk, Inc. (A)	371,839	25,887,431
Tableau Software, Inc., Class A (A) (B)	78,424	9,042,287
Workday, Inc., Class A (A) (B)	262,801	20,075,368
Zynga, Inc., Class A (A) (B)	931,645	2,664,505

		102,109,693

Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (A) (B)	102,955	2,009,681
Stratasys, Ltd. (A)	35,791	1,250,180

		3,259,861

Textiles, Apparel & Luxury Goods - 3.4%
lululemon athletica, Inc. (A) (B)	157,772	10,302,512
Michael Kors Holdings, Ltd. (A)	244,146	10,276,105
Under Armour, Inc., Class A (A) (B)	54,933	4,583,609

		25,162,226

Total Common Stocks (Cost $611,080,417)		707,109,966

CONVERTIBLE PREFERRED STOCK - 0.1%
Internet Software & Services - 0.1%
Dropbox, Inc. 0.00% (A) (D) (E) (F) (G)	41,951	776,513

Total Convertible Preferred Stock (Cost $379,619)		776,513

PREFERRED STOCKS - 0.5%
Internet Software & Services - 0.0% (H)
Peixe Urbano, Inc. 0.00% (A) (D) (E) (F) (G)	65,743	28,269

Software - 0.5%
Palantir Technologies, Inc. Series G, 0.00% (A) (D) (E) (F) (G)	423,610	3,647,282

Total Preferred Stocks (Cost $3,460,566)		3,675,551

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.0% (H) (I)
USD vs. CNY, Call (E) Exercise Price CNY 6.65 Expires 11/23/2015, RBS	141,584,928	$ 56,068
USD vs. CNY, Call (E) Exercise Price CNY 6.70 Expires 06/06/2016, RBS	100,163,794	189,209

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $853,780)		245,277

	Shares	Value
SECURITIES LENDING COLLATERAL - 24.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (J)	181,706,211	181,706,211

Total Securities Lending Collateral (Cost $181,706,211)		181,706,211

	Principal	Value
REPURCHASE AGREEMENT - 4.4%

State Street Bank & Trust Co. 0.01% (J), dated 06/30/2015, to be repurchased at $32,921,779 on 07/01/2015. Collateralized by U.S. Government Agency Obligations, 3.00%, due 03/25/2034 - 07/25/2037, and with a total value of $33,584,404.

	$ 32,921,770	$ 32,921,770

Total Repurchase Agreement (Cost $32,921,770)		32,921,770

Total Investments (Cost $830,402,363) (K)		926,435,288
Net Other Assets (Liabilities) - (24.5)%		(182,470,364)

Net Assets - 100.0%		$ 743,964,924

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Common Stocks	$693,993,476	$5,279,800	$7,836,690	$707,109,966
Convertible Preferred Stock	—	—	776,513	776,513
Preferred Stocks	—	—	3,675,551	3,675,551
Over-the-Counter Foreign Exchange Options Purchased	—	245,277	—	245,277
Securities Lending Collateral	181,706,211	—	—	181,706,211
Repurchase Agreement	—	32,921,770	—	32,921,770

Total Investments	$875,699,687	$38,446,847	$12,288,754	$926,435,288

Level 3 Rollforward

Investments	Beginning Balance at December 31, 2014	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (M)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2015 (N)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2015 (M)
Common Stocks	$8,086,990	$—	$—	$—	$—	$(250,300)	$—	$—	$7,836,690	$(250,300)
Convertible Preferred Stock	801,314	—	—	—	—	(24,801)	—	—	776,513	(24,801)
Preferred Stocks	3,425,622	—	—	—	—	249,929	—	—	3,675,551	249,929

Total	$12,313,926	$—	$—	$—	$—	$(25,172)	$—	$—	$12,288,754	$(25,172)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

Quantitative Information About Significant Unobservable Inputs (Level 3)

Investments	Value at June 30, 2015	Valuation Techniques	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks	$ 7,836,690	Market Transaction Method Discounted Cash Flow Market Comparable Companies	Precedent Transaction of Preferred Stock Weighted Average Cost of Capital Perpetual Growth Rate Enterprise Value / Revenue Discount for Lack of Marketability	$ 19.1012 16% 2.5% 6.9x 15%	$ 19.1012 18% 3.5% 13.5x 15%	$ 19.1012 17% 3.0% 10.2x 15%	Increase Decrease Increase Increase Decrease
Convertible Preferred Stock	776,513	Market Transaction Method Discounted Cash Flow Market Comparable Companies	Precedent Transaction of Preferred Stock Weighted Average Cost of Capital Perpetual Growth Rate Enterprise Value / Revenue Discount for Lack of Marketability	$ 19.1012 16% 2.5% 6.9x 15%	$ 19.1012 18% 3.5% 13.5x 15%	$ 19.1012 17% 3.0% 10.2x 15%	Increase Decrease Increase Increase Decrease
Preferred Stocks	3,675,551	Merger & Acquisition Transaction Market Transaction Method Discounted Cash Flow Market Comparable Companies	Sale / Merger Scenario Precedent Transaction of Preferred Stock Weighted Average Cost of Capital Perpetual Growth Rate Enterprise Value / Revenue Discount for Lack of Marketability	$ 0.43 $ 8.89 15.5% 2.5% 11.4x 15%	$ 0.43 $ 8.89 17.5% 3.5% 17.0x 15%	$ 0.43 $ 8.89 16.5% 3.0% 14.2x 15%	Increase Increase Decrease Increase Increase Decrease

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $177,627,793. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the total aggregate value of 144A securities is $5,279,800, representing 0.7% of the Portfolio’s net assets.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $12,288,754, representing 1.7% of the Portfolio’s net assets.
(E)	Illiquid security and/or derivative. Total aggregate value of illiquid securities is $12,288,754, representing 1.7% of the Portfolio’s net assets, and total aggregate value of illiquid derivatives is $245,277, representing less than 0.1% of the Portfolio’s net assets.
(F)	At June 30, 2015, the Portfolio owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Cost	Value	Value as Percentage of Net Assets
Common Stocks	Dropbox, Inc.	05/01/2012	$3,831,172	$7,836,690	1.1%
Convertible Preferred Stock	Dropbox, Inc.	05/25/2012	379,619	776,513	0.1
Preferred Stocks	Peixe Urbano, Inc.	12/02/2011	2,164,319	28,269	0.0	(H)
Preferred Stocks	Palantir Technologies, Inc., Series G	07/19/2012	1,296,247	3,647,282	0.5

			$7,671,357	$12,288,754	1.7%

(G)	Security is Level 3 of the fair value hierarchy.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Cash in the amount of $270,000 has been segregated by the broker as collateral for open options contracts.
(J)	Rate disclosed reflects the yield at June 30, 2015.
(K)	Aggregate cost for federal income tax purposes is $830,402,363. Aggregate gross unrealized appreciation and depreciation for all securities is $167,091,498 and $71,058,573, respectively. Net unrealized appreciation for tax purposes is $96,032,925.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(L)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(M)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.
(N)	Total aggregate fair value of Level 3 securities is 1.7% of the Portfolio’s net assets.

CURRENCY ABBREVIATIONS:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland Group PLC

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Mid-Cap Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $797,480,593) (including securities loaned of $177,627,793)	$893,513,518
Repurchase agreement, at value (cost $32,921,770)	32,921,770
Receivables:
Shares sold	339,648
Interest	9
Dividends	153,197
Net income from securities lending	74,711
Prepaid expenses	2,824

Total assets	927,005,677

Liabilities:
Cash deposit due to broker	270,000
Payables and other liabilities:
Shares redeemed	241,855
Investment advisory fees	535,583
Distribution and service fees	26,282
Administration fees	16,737
Transfer agent fees	2,921
Trustees and CCO fees	4,968
Audit and tax fees	10,018
Custody fees	20,636
Legal fees	13,591
Printing and shareholder reports fees	190,661
Other	1,290
Collateral for securities on loan	181,706,211

Total liabilities	183,040,753

Net assets	$743,964,924

Net assets consist of:
Capital stock ($0.01 par value)	$206,809
Additional paid-in capital	486,503,108
Undistributed (distributions in excess of) net investment income (loss)	(4,666,330)
Accumulated net realized gain (loss)	165,888,412

Net unrealized appreciation (depreciation) on:
Investments	96,032,925

Net assets	$743,964,924

Net assets by class:
Initial Class	$626,162,737
Service Class	117,802,187

Shares outstanding:
Initial Class	17,333,446
Service Class	3,347,491

Net asset value and offering price per share:
Initial Class	$36.12
Service Class	35.19

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income (A)	$(1,604,000)
Interest income	1,416
Net income from securities lending	597,829

Total investment income	(1,004,755)

Expenses:
Investment advisory fees	3,362,848
Distribution and service fees:
Service Class	148,505
Administration fees	105,089
Transfer agent fees	6,216
Trustees and CCO fees	13,180
Audit and tax fees	12,438
Custody fees	76,090
Legal fees	27,993
Printing and shareholder reports fees	81,217
Other	16,083

Total expenses	3,849,659

Net investment income (loss)	(4,854,414)

Net realized gain (loss) on:
Investments	56,141,028
Foreign currency transactions	771

Net realized gain (loss)	56,141,799

Net change in unrealized appreciation (depreciation) on:
Investments	(30,928,023)

Net change in unrealized appreciation (depreciation)	(30,928,023)

Net realized and change in unrealized gain (loss)	25,213,776

Net increase (decrease) in net assets resulting from operations	$20,359,362

(A)	Reflects return of capital character reclassification of $2,596,816.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Mid-Cap Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$(4,854,414)	$185,742
Net realized gain (loss)	56,141,799	109,768,875
Net change in unrealized appreciation (depreciation)	(30,928,023)	(112,590,307)

Net increase (decrease) in net assets resulting from operations	20,359,362	(2,635,690)

Distributions to shareholders:
Net investment income:
Net realized gains:
Initial Class	—	(51,736,884)
Service Class	—	(7,944,024)

Total distributions from net realized gains	—	(59,680,908)

Capital share transactions:
Proceeds from shares sold:
Initial Class	9,553,542	43,651,634
Service Class	8,203,630	18,115,618

	17,757,172	61,767,252

Dividends and distributions reinvested:
Initial Class	—	51,736,884
Service Class	—	7,944,024

	—	59,680,908

Cost of shares redeemed:
Initial Class	(170,396,717)	(112,321,883)
Service Class	(8,139,872)	(20,112,243)

	(178,536,589)	(132,434,126)

Net increase (decrease) in net assets resulting from capital share transactions	(160,779,417)	(10,985,966)

Net increase (decrease) in net assets	(140,420,055)	(73,302,564)

Net assets:
Beginning of period/year	884,384,979	957,687,543

End of period/year	$743,964,924	$884,384,979

Undistributed (distributions in excess of) net investment income (loss)	$(4,666,330)	$188,084

Capital share transactions - shares:
Shares issued:
Initial Class	261,387	1,149,958
Service Class	229,013	495,321

	490,400	1,645,279

Shares reinvested:
Initial Class	—	1,446,781
Service Class	—	227,557

	—	1,674,338

Shares redeemed:
Initial Class	(4,583,695)	(3,063,065)
Service Class	(227,451)	(560,190)

	(4,811,146)	(3,623,255)

Net increase (decrease) in shares outstanding:
Initial Class	(4,322,308)	(466,326)
Service Class	1,562	162,688

	(4,320,746)	(303,638)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Mid-Cap Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$35.49		$37.94		$28.05	$27.13	$29.20	$21.82

Investment operations:
Net investment income (loss) (A)	(0.20)		0.02		(0.02)	0.26	0.01	0.09
Net realized and unrealized gain (loss)	0.83		(0.00	)(B)	10.87	2.14	(1.98)	7.32

Total investment operations	0.63		0.02		10.85	2.40	(1.97)	7.41

Distributions:
Net investment income	—		—		(0.27)	—	(0.10)	(0.03)
Net realized gains	—		(2.47)		(0.69)	(1.48)	—	—

Total distributions	—		(2.47)		(0.96)	(1.48)	(0.10)	(0.03)

Net asset value, end of period/year	$36.12		$35.49		$37.94	$28.05	$27.13	$29.20

Total return (C)	1.78	%(D)	0.02%		39.14%	9.08%	(6.77)%	33.90%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$626,163		$768,562		$839,396	$643,715	$648,157	$550,593
Expenses to average net assets	0.88	%(E)	0.88%		0.88%	0.90%	0.89%	0.90%
Net investment income (loss) to average net assets	(1.11	)%(E)	0.05%		(0.05)%	0.92%	0.04%	0.37%
Portfolio turnover rate	8	%(D)	43%		49%	31%	41%	43%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$34.62		$37.16		$27.49	$26.69	$28.77	$21.52

Investment operations:
Net investment income (loss) (A)	(0.26)		(0.07)		(0.10)	0.19	(0.05)	0.04
Net realized and unrealized gain (loss)	0.83		(0.00	)(B)	10.66	2.09	(1.96)	7.21

Total investment operations	0.57		(0.07)		10.56	2.28	(2.01)	7.25

Distributions:
Net investment income	—		—		(0.20)	—	(0.07)	—	(B)
Net realized gains	—		(2.47)		(0.69)	(1.48)	—	—

Total distributions	—		(2.47)		(0.89)	(1.48)	(0.07)	—	(B)

Net asset value, end of period/year	$35.19		$34.62		$37.16	$27.49	$26.69	$28.77

Total return (C)	1.68	%(D)	(0.23)%		38.83%	8.78%	(7.01)%	33.58%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$117,802		$115,823		$118,292	$86,353	$85,691	$27,104
Expenses to average net assets	1.13	%(E)	1.13%		1.13%	1.15%	1.14%	1.15%
Net investment income (loss) to average net assets	(1.44	)%(E)	(0.20)%		(0.30)%	0.66%	(0.19)%	0.19%
Portfolio turnover rate	8	%(D)	43%		49%	31%	41%	43%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Mid-Cap Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2015, if any, are identified in the Schedule of Investments.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an over-the-counter (“OTC”) transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Open option contracts at June 30, 2015, if any, are included within the Schedule of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2015 of $10,541 are included in Net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2015:

Portfolio	Market Value	Percentage of Net Assets
Transamerica BlackRock Tactical Allocation VP	$27,858,241	3.74%

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $1 billion	0.800%
Over $1 billion	0.775%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
1.00%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with affiliates of the adviser or sub adviser for the period June 30, 2015 was $83.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 60,907,689	$ —	$ 204,383,728	$ —

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015. The primary risks pertaining to each derivative type is disclosed in further detail within the Organization and Significant Accounting Policies section of the notes.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$245,277	$—	$—	$—	$245,277
Total (B)	$—	$245,277	$—	$—	$—	$245,277

(A)	Included within Investments, at value on the Statement of Assets and Liabilities.
(B)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$(1,381,994)	$—	$—	$—	$(1,381,994)
Total	$—	$(1,381,994)	$—	$—	$—	$(1,381,994)

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$236,379	$—	$—	$—	$236,379
Total	$—	$236,379	$—	$—	$—	$236,379

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

Purchased Options and Swaptions at Value
Calls	Puts
$ 705,638	$ —

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (futures contracts, exchange traded options, and exchange traded swap agreements) while collateral terms are contract specific for OTC traded derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2015. See the

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

		Gross Amounts Not Offset in the Statement of Assets and Liabilities				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Financial Instruments	Collateral Received (B)	Net Amount	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities (A)	Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Royal Bank of Scotland PLC	$245,277	$—	$(245,277)	$—	$—	$—	$—	$—
Total	$245,277	$—	$(245,277)	$—	$—	$—	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

NOTE 6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Mid-Cap Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Morgan Stanley Mid-Cap Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Morgan Stanley Investment Management Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was in line with the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed with TAM the reasons for the underperformance relative to the peer universe and benchmark for certain periods and agreed to continue to closely monitor the performance of the Portfolio. The Board also noted that the Sub-Adviser had commenced subadvising the Portfolio on November 1, 2005.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Mid-Cap Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Morgan Stanley Mid-Cap Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Initial Class	$1,000.00	$1,005.70	$3.63	$1,021.20	$3.66	0.73%
Service Class	1,000.00	1,004.40	4.87	1,019.90	4.91	0.98

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	60.5%
Corporate Debt Securities	14.6
U.S. Government Obligations	9.0
U.S. Government Agency Obligations	6.6
Short-Term U.S. Government Obligations	5.6
Mortgage-Backed Securities	5.1
Securities Lending Collateral	3.0
Asset-Backed Securities	2.9
Repurchase Agreement	0.6
Foreign Government Obligations	0.5
Municipal Government Obligations	0.2
Preferred Stocks	0.1
Net Other Assets (Liabilities)^	(8.7)
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, securities sold short, TBA short commitments, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 60.5%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	42,983	$ 4,382,977
L-3 Communications Holdings, Inc.	7,910	896,836
United Technologies Corp.	56,066	6,219,401

		11,499,214

Airlines - 0.4%
Delta Air Lines, Inc.	26,700	1,096,836
United Continental Holdings, Inc. (A)	31,210	1,654,442

		2,751,278

Auto Components - 0.1%
Johnson Controls, Inc.	8,170	404,660

Automobiles - 0.3%
Ford Motor Co.	41,270	619,463
General Motors Co.	50,388	1,679,432

		2,298,895

Banks - 1.7%
BB&T Corp.	19,870	800,960
Fifth Third Bancorp	9,000	187,380
SVB Financial Group (A)	2,950	424,741
Wells Fargo & Co.	177,542	9,984,962

		11,398,043

Beverages - 1.6%
Coca-Cola Co.	55,787	2,188,524
Coca-Cola Enterprises, Inc.	12,370	537,353
Constellation Brands, Inc., Class A	14,874	1,725,681
Dr. Pepper Snapple Group, Inc.	9,472	690,509
Molson Coors Brewing Co., Class B	24,713	1,725,215
PepsiCo, Inc.	43,765	4,085,025

		10,952,307

Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (A)	9,873	1,784,742
Biogen, Inc. (A)	12,476	5,039,555
Celgene Corp. (A)	35,884	4,153,035
Gilead Sciences, Inc.	19,671	2,303,081
Regeneron Pharmaceuticals, Inc., Class A (A) (B)	720	367,294
Vertex Pharmaceuticals, Inc. (A)	10,296	1,271,350

		14,919,057

Building Products - 0.2%
Fortune Brands Home & Security, Inc.	4,970	227,725
Masco Corp.	35,349	942,758

		1,170,483

Capital Markets - 2.1%
BlackRock, Inc., Class A	4,580	1,584,588
Charles Schwab Corp.	54,490	1,779,099
Goldman Sachs Group, Inc.	11,350	2,369,767
Invesco, Ltd.	62,253	2,333,865
Morgan Stanley	103,870	4,029,117
State Street Corp.	20,230	1,557,710
TD Ameritrade Holding Corp.	16,410	604,216

		14,258,362

Chemicals - 1.1%
Axiall Corp.	12,730	458,916
Dow Chemical Co.	33,335	1,705,752
E.I. du Pont de Nemours & Co.	45,820	2,930,189
Mosaic Co.	52,860	2,476,491

		7,571,348

	Shares	Value
COMMON STOCKS (continued)
Communications Equipment - 0.5%
Cisco Systems, Inc.	101,719	$ 2,793,204
QUALCOMM, Inc.	13,757	861,601

		3,654,805

Construction & Engineering - 0.3%
Fluor Corp.	44,066	2,335,939

Construction Materials - 0.1%
Martin Marietta Materials, Inc. (B)	4,940	699,059

Consumer Finance - 0.3%
Capital One Financial Corp.	16,032	1,410,335
Navient Corp.	5,680	103,433
Synchrony Financial (A)	13,730	452,129

		1,965,897

Containers & Packaging - 0.3%
Crown Holdings, Inc. (A)	27,493	1,454,654
Rock-Tenn Co., Class A	11,310	680,862
Sealed Air Corp., Class A	4,310	221,448

		2,356,964

Diversified Financial Services - 2.7%
Bank of America Corp.	329,248	5,603,801
Berkshire Hathaway, Inc., Class B (A)	30,554	4,158,705
Citigroup, Inc.	126,020	6,961,345
Intercontinental Exchange, Inc.	9,126	2,040,665

		18,764,516

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	88,369	3,138,867
Verizon Communications, Inc.	63,425	2,956,239

		6,095,106

Electric Utilities - 1.3%
Edison International	39,834	2,213,973
Exelon Corp. (B)	60,000	1,885,200
NextEra Energy, Inc.	32,361	3,172,349
Xcel Energy, Inc.	46,710	1,503,128

		8,774,650

Electrical Equipment - 0.5%
Eaton Corp. PLC	51,019	3,443,272

Electronic Equipment, Instruments & Components - 0.6%
Corning, Inc.	29,282	577,734
TE Connectivity, Ltd.	57,268	3,682,332

		4,260,066

Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	21,470	1,324,699
Ensco PLC, Class A	5,244	116,784
Halliburton Co.	35,900	1,546,213
National Oilwell Varco, Inc.	9,100	439,348
Schlumberger, Ltd.	15,478	1,334,049

		4,761,093

Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	18,014	2,432,971
CVS Health Corp.	4,954	519,575
Kroger Co.	7,951	576,527
Wal-Mart Stores, Inc.	7,934	562,759
Walgreens Boots Alliance, Inc.	1,210	102,172

		4,194,004

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food Products - 1.0%
Archer-Daniels-Midland Co.	25,144	$ 1,212,444
Hershey Co.	16,290	1,447,041
Keurig Green Mountain, Inc. (B)	2,710	207,667
Mondelez International, Inc., Class A	98,190	4,039,536

		6,906,688

Gas Utilities - 0.1%
AGL Resources, Inc.	6,300	293,328
Questar Corp.	29,833	623,808

		917,136

Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	94,901	4,657,741
Becton Dickinson and Co.	1,420	201,143
Boston Scientific Corp. (A)	204,980	3,628,146
Stryker Corp.	16,000	1,529,120

		10,016,150

Health Care Providers & Services - 2.3%
Aetna, Inc.	20,640	2,630,774
Cigna Corp.	6,000	972,000
Express Scripts Holding Co. (A) (B)	9,530	847,598
HCA Holdings, Inc. (A)	2,990	271,253
Humana, Inc., Class A	13,325	2,548,806
McKesson Corp.	21,560	4,846,904
UnitedHealth Group, Inc.	32,989	4,024,658

		16,141,993

Health Care Technology - 0.0% (C)
Cerner Corp. (A)	2,930	202,346

Hotels, Restaurants & Leisure - 0.8%
Carnival Corp.	380	18,768
Chipotle Mexican Grill, Inc., Class A (A)	1,600	967,984
Royal Caribbean Cruises, Ltd., Class A (B)	21,265	1,673,343
Starbucks Corp.	47,034	2,521,728

		5,181,823

Household Durables - 0.5%
D.R. Horton, Inc.	7,810	213,682
Harman International Industries, Inc.	14,120	1,679,433
PulteGroup, Inc.	49,037	988,095
Toll Brothers, Inc. (A)	5,610	214,246

		3,095,456

Household Products - 1.1%
Kimberly-Clark Corp.	16,785	1,778,706
Procter & Gamble Co.	69,690	5,452,546

		7,231,252

Industrial Conglomerates - 0.4%
General Electric Co.	92,163	2,448,771

Insurance - 1.7%
ACE, Ltd.	33,297	3,385,639
American International Group, Inc.	34,380	2,125,372
Axis Capital Holdings, Ltd.	420	22,415
MetLife, Inc.	74,066	4,146,955
Prudential Financial, Inc.	6,072	531,422
XL Group PLC, Class A	43,630	1,623,036

		11,834,839

Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (A)	8,826	3,831,278

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services - 2.2%
Facebook, Inc., Class A (A)	83,980	$ 7,202,545
Google, Inc., Class A (A)	7,626	4,118,345
Google, Inc., Class C (A)	7,798	4,058,937

		15,379,827

IT Services - 2.1%
Accenture PLC, Class A	52,140	5,046,109
Alliance Data Systems Corp. (A)	3,010	878,739
Automatic Data Processing, Inc.	2,700	216,621
Cognizant Technology Solutions Corp., Class A (A)	47,858	2,923,645
Fidelity National Information Services, Inc.	22,140	1,368,252
Visa, Inc., Class A (B)	60,090	4,035,044
Xerox Corp.	13,130	139,703

		14,608,113

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.	7,530	977,093

Machinery - 1.4%
Caterpillar, Inc.	7,070	599,677
Cummins, Inc.	20,440	2,681,524
Ingersoll-Rand PLC	5,600	377,552
PACCAR, Inc. (B)	43,467	2,773,629
Parker-Hannifin Corp.	23,200	2,698,856
SPX Corp.	7,866	569,420

		9,700,658

Media - 2.9%
CBS Corp., Class B	23,890	1,325,895
Charter Communications, Inc., Class A (A)	7,500	1,284,375
Comcast Corp., Class A	88,866	5,344,401
DISH Network Corp., Class A (A)	17,269	1,169,284
Sirius XM Holdings, Inc. (A) (B)	53,350	198,995
Time Warner Cable, Inc.	6,130	1,092,182
Time Warner, Inc.	64,553	5,642,578
Twenty-First Century Fox, Inc., Class A	125,480	4,083,747

		20,141,457

Metals & Mining - 0.2%
Alcoa, Inc.	50,029	557,823
U.S. Steel Corp. (B)	35,790	737,990

		1,295,813

Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	38,260	728,088
CMS Energy Corp.	36,287	1,155,378
NiSource, Inc., Class B	25,025	1,140,890
PG&E Corp.	17,690	868,579
Public Service Enterprise Group, Inc.	26,270	1,031,885

		4,924,820

Multiline Retail - 0.5%
Dollar General Corp.	16,550	1,286,597
Target Corp.	23,100	1,885,653

		3,172,250

Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp., Class A	19,587	1,528,961
Cabot Oil & Gas Corp. (B)	18,810	593,267
Cheniere Energy, Inc. (A)	5,850	405,171
Chevron Corp.	54,812	5,287,714
EOG Resources, Inc.	19,504	1,707,575

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
EQT Corp.	12,010	$ 976,894
Exxon Mobil Corp.	80,466	6,694,771
Marathon Oil Corp.	70,300	1,865,762
Marathon Petroleum Corp.	16,940	886,132
Occidental Petroleum Corp.	39,273	3,054,261
ONEOK, Inc.	3,200	126,336
Phillips 66	6,150	495,444
Valero Energy Corp.	20,050	1,255,130

		24,877,418

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	12,850	1,113,581

Pharmaceuticals - 3.8%
Allergan PLC (A)	8,493	2,577,286
Bristol-Myers Squibb Co.	79,002	5,256,793
Eli Lilly & Co.	22,280	1,860,157
Johnson & Johnson	60,571	5,903,250
Merck & Co., Inc.	64,150	3,652,059
Mylan NV (A)	8,930	605,990
Perrigo Co. PLC	4,528	836,910
Pfizer, Inc.	160,909	5,395,279

		26,087,724

Professional Services - 0.0% (C)
Equifax, Inc.	2,740	266,027

Real Estate Investment Trusts - 1.4%
American Tower Corp., Class A	12,620	1,177,320
AvalonBay Communities, Inc.	9,659	1,544,184
Boston Properties, Inc.	8,767	1,061,158
Brixmor Property Group, Inc.	29,110	673,314
DiamondRock Hospitality Co.	31,160	399,160
Highwoods Properties, Inc.	9,981	398,741
Host Hotels & Resorts, Inc.	23,608	468,147
LaSalle Hotel Properties	17,350	615,231
Liberty Property Trust, Series C	16,360	527,119
Mid-America Apartment Communities, Inc.	5,410	393,902
Prologis, Inc., Class A	32,718	1,213,838
Public Storage	1,170	215,713
Simon Property Group, Inc.	7,464	1,291,421

		9,979,248

Road & Rail - 1.2%
Canadian Pacific Railway, Ltd.	6,242	1,000,156
CSX Corp.	59,031	1,927,362
Union Pacific Corp.	53,804	5,131,287

		8,058,805

Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc., Class A	51,060	981,373
Avago Technologies, Ltd., Class A	30,185	4,012,492
Broadcom Corp., Class A	24,060	1,238,850
Freescale Semiconductor, Ltd. (A)	11,800	471,646
KLA-Tencor Corp.	12,207	686,156
LAM Research Corp. (B)	41,018	3,336,814
NXP Semiconductors NV (A)	2,100	206,220
Texas Instruments, Inc.	39,420	2,030,524

		12,964,075

Software - 2.2%
Adobe Systems, Inc. (A)	47,222	3,825,454
Intuit, Inc.	3,740	376,880

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	216,725	$ 9,568,409
Oracle Corp.	30,675	1,236,202

		15,006,945

Specialty Retail - 2.0%
AutoZone, Inc. (A)	907	604,878
Best Buy Co., Inc. (B)	20,220	659,374
Home Depot, Inc.	45,589	5,066,306
Lowe’s Cos., Inc.	60,871	4,076,531
Tiffany & Co.	4,350	399,330
TJX Cos., Inc.	41,806	2,766,303

		13,572,722

Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	141,045	17,690,569
Hewlett-Packard Co.	62,687	1,881,237

		19,571,806

Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica, Inc. (A) (B)	6,529	426,344
PVH Corp. (B)	1,790	206,208
Ralph Lauren Corp., Class A	7,120	942,403
VF Corp.	30,438	2,122,746

		3,697,701

Tobacco - 0.6%
Philip Morris International, Inc.	50,964	4,085,784

Water Utilities - 0.0% (C)
American Water Works Co., Inc.	6,000	291,780

Wireless Telecommunication Services - 0.0% (C)
T-Mobile US, Inc. (A)	3,600	139,572

Total Common Stocks (Cost $346,678,695)		416,249,969

PREFERRED STOCKS - 0.1%
Capital Markets - 0.0% (C)
State Street Corp. Series D, 5.90% (D)	3,072	78,858

Diversified Financial Services - 0.1%
Citigroup Capital XIII 7.88% (D)	15,621	405,521

Electric Utilities - 0.0% (C)
SCE Trust III 5.75% (B) (D)	1,280	34,074

Total Preferred Stocks (Cost $537,460)		518,453

	Principal	Value
ASSET-BACKED SECURITIES - 2.9%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A
5.56%, 07/15/2059 (E)	$ 694,046	788,400
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2043 (E)	790,000	786,029
AmeriCredit Automobile Receivables Trust
Series 2012-3, Class C
2.42%, 05/08/2018	160,000	161,233

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1
1.71%, 07/18/2027 (D) (E) (F)	$ 910,000	$ 909,468
BXG Receivables Note Trust
Series 2015-A, Class A
2.88%, 05/02/2030 (E)	652,174	650,619
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class B
1.78%, 06/17/2019 (E)	80,000	80,023
Series 2013-BA, Class C
2.24%, 09/16/2019 (E)	80,000	79,967
Series 2014-AA, Class B
1.76%, 08/15/2019 (E)	95,000	94,741
Series 2014-AA, Class C
2.28%, 11/15/2019 (E)	120,000	119,805
Credit Acceptance Auto Loan Trust Series 2013-1A, Class A 1.21%, 10/15/2020 (E)	191,795	192,016
DT Auto Owner Trust Series 2012-1A, Class D 4.94%, 07/16/2018 (E)	102,495	102,908
Ford Credit Auto Owner Trust Series 2013-B, Class D 1.82%, 11/15/2019	170,000	171,377
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class C
2.86%, 01/15/2019	100,000	102,209
Series 2012-2, Class D
3.50%, 01/15/2019	100,000	103,162
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 (E)	450,000	449,550
Series 2013-T1, Class A2
1.50%, 01/16/2046 (E)	610,000	609,390
HSBC Home Equity Loan Trust Series 2006-3, Class M1 0.45%, 03/20/2036 (D)	1,000,000	964,089
ICG US CLO, Ltd. Series 2014-1A, Class A1 1.43%, 04/20/2026 (D) (E)	925,000	911,129
MVW Owner Trust Series 2014-1A, Class A 2.25%, 09/22/2031 (E)	614,857	613,839
OCP CLO, Ltd. Series 2015-8A, Class A1 1.80%, 04/17/2027 (D) (E)	930,000	929,673
Palmer Square CLO, Ltd. Series 2015-2A, Class A1A 1.79%, 07/20/2027 (D) (E) (F) (G)	915,000	913,637
Prestige Auto Receivables Trust Series 2013-1A, Class A2 1.09%, 02/15/2018 (E)	24,785	24,796
Santander Drive Auto Receivables Trust
Series 2013-4, Class C
3.25%, 01/15/2020	230,000	235,401
Series 2013-A, Class B
1.89%, 10/15/2019 (E)	365,000	367,381
Series 2013-A, Class C
3.12%, 10/15/2019 (E)	140,000	142,909
SBA Tower Trust Series 2014-1A, Class C 2.90%, 10/15/2044 (D) (E)	1,625,000	1,633,136

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B
2.70%, 10/20/2030 (E)	$ 235,399	$ 236,727
Series 2014-1A, Class A
2.07%, 03/20/2030 (E)	566,049	568,909
Series 2014-2A, Class A
2.05%, 06/20/2031 (E)	512,026	515,543
Series 2014-3A, Class A
2.30%, 10/20/2031 (E)	547,088	549,799
Series 2015-1A, Class A
2.40%, 03/22/2032 (E)	419,890	420,183
Series 2015-1A, Class B
3.05%, 03/22/2032 (E)	437,385	437,784
Silverleaf Finance XVIII LLC Series 2014-A, Class A 2.81%, 01/15/2027 (E)	546,627	545,695
SLM Private Education Loan Trust
Series 2011-A, Class A3
2.69%, 01/15/2043 (D) (E)	295,000	313,245
Series 2011-B, Class A3
2.44%, 06/16/2042 (D) (E)	115,000	121,556
Series 2011-C, Class A2A
3.44%, 10/17/2044 (D) (E)	200,000	214,161
Series 2012-E, Class A2B
1.94%, 06/15/2045 (D) (E)	700,000	719,043
Series 2013-A, Class A2B
1.24%, 05/17/2027 (D) (E)	620,000	624,558
Series 2013-A, Class B
2.50%, 03/15/2047 (E)	105,000	101,601
Series 2013-B, Class B
3.00%, 05/16/2044 (E)	100,000	97,984
SolarCity LMC Series III LLC Series 2014-2, Class A 4.02%, 07/20/2044 (E)	635,364	641,660
SpringCastle America Funding LLC Series 2014-AA, Class A 2.70%, 05/25/2023 (E)	380,211	382,565
Trafigura Securitisation Finance PLC Series 2014-1A, Class A 1.14%, 10/15/2021 (D) (E) (G)	1,420,000	1,420,530

Total Asset-Backed Securities (Cost $20,011,994)		20,048,430

CORPORATE DEBT SECURITIES - 14.6%
Aerospace & Defense - 0.1%
Exelis, Inc. 5.55%, 10/01/2021	640,000	704,200

Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	295,000	305,823
5.10%, 01/15/2044	215,000	221,788

		527,611

Airlines - 0.3%
American Airlines Pass-Through Trust 3.70%, 04/01/2028 (B)	723,165	723,165
United Airlines Pass-Through Trust 3.75%, 03/03/2028	1,265,000	1,252,350

		1,975,515

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Auto Components - 0.1%
BorgWarner, Inc. 3.38%, 03/15/2025	$ 450,000	$ 442,795

Automobiles - 0.0% (C)
General Motors Co.
4.88%, 10/02/2023	135,000	142,327
6.25%, 10/02/2043	80,000	89,244

		231,571

Banks - 1.8%
Barclays Bank PLC 10.18%, 06/12/2021 (E)	1,945,000	2,576,929
BPCE SA
4.00%, 04/15/2024 (B)	250,000	252,385
5.15%, 07/21/2024 (E)	205,000	208,272
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.25%, 01/14/2019	265,000	266,732
11.00%, 06/30/2019 (D) (E) (H)	1,655,000	2,097,713
HSBC Bank Brasil SA - Banco Multiplo Series MTN 4.00%, 05/11/2016 (E)	690,000	698,280
HSBC Holdings PLC
4.25%, 03/14/2024	200,000	201,997
5.25%, 03/14/2044	201,000	208,491
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (E)	765,000	743,231
Korea Development Bank 3.50%, 08/22/2017	475,000	493,213
Macquarie Bank, Ltd. 1.65%, 03/24/2017 (E)	365,000	366,234
Nordea Bank AB 4.25%, 09/21/2022 (E)	1,930,000	1,976,696
Royal Bank of Scotland Group PLC
1.88%, 03/31/2017	318,000	316,383
6.00%, 12/19/2023	275,000	291,206
Societe Generale SA 5.00%, 01/17/2024 (B) (E)	275,000	275,373
Wells Fargo & Co.
2.15%, 01/15/2019 (B)	134,000	134,833
4.13%, 08/15/2023	521,000	540,945
5.38%, 11/02/2043	280,000	298,962
5.90%, 06/15/2024 (D) (H)	178,000	178,445

		12,126,320

Beverages - 0.1%
Anheuser-Busch InBev Finance, Inc.
2.15%, 02/01/2019 (B)	205,000	205,584
3.70%, 02/01/2024 (B)	285,000	291,700

		497,284

Biotechnology - 0.0% (C)
Amgen, Inc. 5.65%, 06/15/2042	125,000	138,940

Capital Markets - 1.1%
Ameriprise Financial, Inc. 3.70%, 10/15/2024	810,000	827,770
Bank of New York Mellon Corp. Series MTN 2.10%, 01/15/2019	205,000	205,600

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc.
2.90%, 07/19/2018	$ 365,000	$ 373,588
3.63%, 02/07/2016 - 01/22/2023	704,000	708,449
5.75%, 01/24/2022	378,000	429,963
6.25%, 02/01/2041	75,000	88,766
6.75%, 10/01/2037	80,000	93,836
Series MTN
1.88%, 11/29/2023 (D)	195,000	198,191
7.50%, 02/15/2019	230,000	270,160
Macquarie Group, Ltd. 6.25%, 01/14/2021 (E)	1,230,000	1,402,439
Morgan Stanley
2.80%, 06/16/2020	1,665,000	1,666,770
5.00%, 11/24/2025	275,000	287,886
UBS AG 7.63%, 08/17/2022	935,000	1,095,819

		7,649,237

Chemicals - 0.1%
LyondellBasell Industries NV 5.00%, 04/15/2019	289,000	313,063
Monsanto Co. 4.40%, 07/15/2044	480,000	429,826

		742,889

Commercial Services & Supplies - 0.2%
ERAC USA Finance LLC 3.85%, 11/15/2024 (E)	720,000	722,666
Hutchison Whampoa International 14, Ltd. 1.63%, 10/31/2017 (E)	445,000	443,665

		1,166,331

Communications Equipment - 0.0% (C)
Cisco Systems, Inc. 2.13%, 03/01/2019	225,000	226,565

Construction & Engineering - 0.0% (C)
Odebrecht Offshore Drilling Finance, Ltd. 6.75%, 10/01/2023 (B) (E)	183,820	131,891

Construction Materials - 0.2%
Martin Marietta Materials, Inc. 4.25%, 07/02/2024	1,060,000	1,073,056

Consumer Finance - 0.1%
Discover Financial Services 3.85%, 11/21/2022	793,000	787,367

Diversified Financial Services - 1.4%
Bank of America Corp.
2.60%, 01/15/2019	240,000	242,614
2.65%, 04/01/2019	774,000	783,170
4.10%, 07/24/2023	202,000	207,840
5.42%, 03/15/2017	600,000	635,762
5.75%, 12/01/2017	320,000	348,601
Citigroup, Inc.
1.70%, 04/27/2018	753,000	748,160
3.38%, 03/01/2023	341,000	340,614
4.95%, 11/07/2043	75,000	77,754
6.68%, 09/13/2043	75,000	90,835
Credit Suisse Group Funding Guernsey, Ltd. 2.75%, 03/26/2020 (E)	1,370,000	1,352,811
Ford Motor Credit Co. LLC 4.38%, 08/06/2023	205,000	212,605

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
General Electric Capital Corp.
7.13%, 06/15/2022 (D) (H)	$ 1,055,000	$ 1,217,206
Series MTN
6.88%, 01/10/2039	80,000	107,414
JPMorgan Chase & Co.
3.20%, 01/25/2023	892,000	874,858
3.25%, 09/23/2022	142,000	141,079
4.85%, 02/01/2044	75,000	77,496
6.75%, 02/01/2024 (D) (H)	66,000	70,516
Series MTN
1.35%, 02/15/2017	560,000	560,489
JPMorgan Chase Bank NA 6.00%, 10/01/2017	510,000	556,080
Oaktree Capital Management, LP 6.75%, 12/02/2019 (E)	705,000	820,616

		9,466,520

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
2.45%, 06/30/2020	1,095,000	1,073,394
3.40%, 05/15/2025	545,000	519,771
4.35%, 06/15/2045	290,000	247,578
Intelsat Jackson Holdings SA 7.25%, 04/01/2019	220,000	223,300
Sprint Capital Corp. 6.88%, 11/15/2028	175,000	150,500
Verizon Communications, Inc.
2.63%, 02/21/2020	523,000	521,824
3.45%, 03/15/2021	620,000	631,983
3.85%, 11/01/2042	747,000	616,494
4.50%, 09/15/2020	185,000	199,566
6.55%, 09/15/2043	493,000	576,689

		4,761,099

Electric Utilities - 0.6%
Appalachian Power Co. 3.40%, 06/01/2025	550,000	542,170
CenterPoint Energy Houston Electric LLC 4.50%, 04/01/2044	270,000	277,716
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	114,000	124,449
8.88%, 11/15/2018	65,000	78,982
Commonwealth Edison Co. 4.70%, 01/15/2044	175,000	184,179
Duke Energy Carolinas LLC 4.25%, 12/15/2041	183,000	180,041
Duke Energy Corp. 3.75%, 04/15/2024	46,000	46,870
Entergy Arkansas, Inc. 3.70%, 06/01/2024	267,000	278,700
Georgia Power Co. 3.00%, 04/15/2016	428,000	435,550
Jersey Central Power & Light Co. 7.35%, 02/01/2019	128,000	148,338
Niagara Mohawk Power Corp. 4.88%, 08/15/2019 (E)	530,000	581,632
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	55,000	57,939
5.30%, 06/01/2042	75,000	83,548
Pacific Gas & Electric Co. 4.75%, 02/15/2044	79,000	81,445

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
PacifiCorp
3.60%, 04/01/2024	$ 555,000	$ 572,988
5.75%, 04/01/2037	150,000	176,895
Progress Energy, Inc. 4.88%, 12/01/2019	27,000	29,484
Public Service Electric & Gas Co. 3.00%, 05/15/2025	560,000	549,116

		4,430,042

Energy Equipment & Services - 0.1%
Schlumberger Investment SA 3.65%, 12/01/2023	132,000	136,411
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	160,000	162,089
4.63%, 03/01/2034	145,000	143,768
Weatherford International, Ltd. 5.95%, 04/15/2042	155,000	131,021

		573,289

Food & Staples Retailing - 0.3%
CVS Health Corp. 5.30%, 12/05/2043	54,000	58,843
Sysco Corp. 2.35%, 10/02/2019	770,000	777,700
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	191,000	182,249
4.30%, 04/22/2044	155,000	155,411
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	798,000	792,463

		1,966,666

Food Products - 0.1%
HJ Heinz Co. 2.80%, 07/02/2020 (E) (F)	460,000	460,358
Mondelez International, Inc. 2.25%, 02/01/2019	255,000	255,411

		715,769

Health Care Equipment & Supplies - 0.2%
Becton Dickinson and Co. 2.68%, 12/15/2019	355,000	355,268
Boston Scientific Corp. 2.65%, 10/01/2018	251,000	254,616
Zimmer Biomet Holdings, Inc. 3.55%, 04/01/2025	1,125,000	1,086,960

		1,696,844

Health Care Providers & Services - 0.3%
Aetna, Inc. 4.75%, 03/15/2044	58,000	56,984
Anthem, Inc.
1.88%, 01/15/2018	306,000	305,467
2.30%, 07/15/2018	853,000	858,075
3.30%, 01/15/2023	100,000	96,110
Coventry Health Care, Inc. 5.45%, 06/15/2021	222,000	250,098
Tenet Healthcare Corp. 6.25%, 11/01/2018	210,000	228,113
UnitedHealth Group, Inc. 3.38%, 11/15/2021	78,000	80,142

		1,874,989

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.0% (C)
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018	$ 16,000	$ 16,420
4.88%, 11/01/2020	25,000	25,438

		41,858

Industrial Conglomerates - 0.0% (C)
General Electric Co. 4.50%, 03/11/2044	152,000	154,370

Insurance - 1.7%
American International Group, Inc.
4.13%, 02/15/2024	526,000	545,816
8.18%, 05/15/2068 (D)	72,000	95,328
Fidelity National Financial, Inc. 5.50%, 09/01/2022	255,000	268,259
Genworth Holdings, Inc. 7.63%, 09/24/2021	185,000	194,712
Hanover Insurance Group, Inc. 6.38%, 06/15/2021	1,545,000	1,784,169
Lincoln National Corp. 8.75%, 07/01/2019	810,000	993,098
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (E)	825,000	826,864
3.88%, 04/11/2022 (E)	750,000	788,095
Pacific Life Insurance Co. 9.25%, 06/15/2039 (E)	915,000	1,366,421
Principal Financial Group, Inc. 8.88%, 05/15/2019	445,000	547,818
Prudential Financial, Inc.
Series MTN
5.38%, 06/21/2020	294,000	331,697
7.38%, 06/15/2019	250,000	296,416
Reinsurance Group of America, Inc. 6.75%, 12/15/2065 (D)	1,861,000	1,730,730
ZFS Finance USA Trust II 6.45%, 12/15/2065 (D) (E)	2,045,000	2,091,565

		11,860,988

IT Services - 0.1%
International Business Machines Corp. 3.63%, 02/12/2024	370,000	374,733
MasterCard, Inc.
2.00%, 04/01/2019	224,000	224,748
3.38%, 04/01/2024	144,000	146,990

		746,471

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	680,000	678,870
2.40%, 02/01/2019	581,000	580,370
5.30%, 02/01/2044	29,000	30,651

		1,289,891

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd. 2.13%, 04/27/2020 (E)	580,000	570,184

Media - 0.5%
CBS Corp.
4.63%, 05/15/2018	89,000	95,468
5.75%, 04/15/2020	85,000	95,739

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022	$ 550,000	$ 572,687
Comcast Corp. 5.88%, 02/15/2018	412,000	457,193
Cox Communications, Inc. 8.38%, 03/01/2039 (E)	252,000	321,251
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	285,000	303,624
5.00%, 03/01/2021	150,000	162,429
NBCUniversal Enterprise, Inc. 5.25%, 03/19/2021 (E) (H)	200,000	212,750
NBCUniversal Media LLC
4.38%, 04/01/2021	255,000	276,184
4.45%, 01/15/2043	209,000	200,869
5.15%, 04/30/2020	379,000	425,640

		3,123,834

Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd. 3.85%, 09/30/2023 (B)	180,000	184,836
Freeport-McMoRan, Inc. 3.88%, 03/15/2023	185,000	168,059
Novelis, Inc. 8.75%, 12/15/2020	395,000	417,713
Rio Tinto Finance USA PLC 2.88%, 08/21/2022 (B)	152,000	147,158

		917,766

Multi-Utilities - 0.1%
CMS Energy Corp.
3.88%, 03/01/2024	87,000	88,459
4.88%, 03/01/2044	201,000	207,938
PG&E Corp. 2.40%, 03/01/2019	113,000	113,147

		409,544

Oil, Gas & Consumable Fuels - 1.0%
Apache Corp.
4.25%, 01/15/2044	66,000	57,317
4.75%, 04/15/2043	85,000	78,661
BP Capital Markets PLC 2.24%, 05/10/2019 (B)	425,000	428,208
Energy Transfer Partners, LP 5.95%, 10/01/2043	155,000	151,902
EOG Resources, Inc. 2.45%, 04/01/2020	371,000	373,576
Exxon Mobil Corp. 1.82%, 03/15/2019	640,000	640,829
Husky Energy, Inc. 4.00%, 04/15/2024	185,000	182,145
Kerr-McGee Corp. 6.95%, 07/01/2024	190,000	229,066
Kinder Morgan Energy Partners, LP
2.65%, 02/01/2019	323,000	320,310
4.15%, 02/01/2024	605,000	587,071
Laredo Petroleum, Inc. 7.38%, 05/01/2022 (B)	230,000	242,075
Linn Energy LLC / Linn Energy Finance Corp. 6.25%, 11/01/2019	310,000	242,575

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
MEG Energy Corp. 6.50%, 03/15/2021 (E)	$ 180,000	$ 173,250
Murphy Oil Corp. 2.50%, 12/01/2017	316,000	315,412
Nexen Energy ULC 5.88%, 03/10/2035	10,000	11,049
Noble Energy, Inc.
6.00%, 03/01/2041	95,000	100,572
8.25%, 03/01/2019	195,000	232,333
Peabody Energy Corp. 6.25%, 11/15/2021 (B)	165,000	56,100
Petrobras Global Finance BV 6.25%, 03/17/2024 (B)	570,000	550,318
Petroleos Mexicanos 3.50%, 07/18/2018 - 01/30/2023	510,000	510,077
Range Resources Corp. 5.75%, 06/01/2021	45,000	46,238
Shell International Finance BV
2.00%, 11/15/2018	364,000	367,834
4.55%, 08/12/2043	215,000	219,694
Western Gas Partners, LP 5.38%, 06/01/2021	259,000	279,565
Williams Cos., Inc.
3.70%, 01/15/2023	83,000	77,282
7.88%, 09/01/2021	109,000	127,953
Williams Partners, LP 5.40%, 03/04/2044	128,000	116,997

		6,718,409

Paper & Forest Products - 0.1%
International Paper Co. 4.75%, 02/15/2022	694,000	751,237

Pharmaceuticals - 0.5%
AbbVie, Inc.
4.40%, 11/06/2042	130,000	123,004
4.70%, 05/14/2045	980,000	963,961
Actavis Funding SCS 3.80%, 03/15/2025	595,000	584,482
Actavis, Inc.
3.25%, 10/01/2022	270,000	261,729
4.63%, 10/01/2042	260,000	242,328
Bristol-Myers Squibb Co. 4.50%, 03/01/2044	292,000	302,273
Perrigo Co. PLC 2.30%, 11/08/2018	645,000	645,694
Teva Pharmaceutical Finance Co., BV 3.65%, 11/10/2021	41,000	41,787

		3,165,258

Real Estate Investment Trusts - 0.9%
ARC Properties Operating Partnership, LP
2.00%, 02/06/2017	830,000	805,100
3.00%, 02/06/2019	270,000	256,162
EPR Properties 4.50%, 04/01/2025	955,000	937,831
Host Hotels & Resorts, LP 4.00%, 06/15/2025	330,000	327,548
Kilroy Realty, LP 4.25%, 08/15/2029	1,120,000	1,115,080

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts (continued)
Realty Income Corp. 3.88%, 07/15/2024	$ 965,000	$ 972,429
Simon Property Group, LP 3.38%, 10/01/2024 (B)	1,160,000	1,152,540
Ventas Realty, LP / Ventas Capital Corp. 2.70%, 04/01/2020	79,000	78,766
WEA Finance LLC / Westfield UK & Europe Finance PLC 2.70%, 09/17/2019 (E)	740,000	741,090

		6,386,546

Road & Rail - 0.1%
Aviation Capital Group Corp. 7.13%, 10/15/2020 (E)	596,000	694,068
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	51,000	49,826
3.75%, 04/01/2024	48,000	48,922

		792,816

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp. 1.35%, 12/15/2017	960,000	959,659
KLA-Tencor Corp. 4.13%, 11/01/2021	685,000	702,723

		1,662,382

Software - 0.1%
First Data Corp. 7.38%, 06/15/2019 (E)	275,000	285,862
Microsoft Corp. 2.70%, 02/12/2025 (B)	595,000	573,366

		859,228

Technology Hardware, Storage & Peripherals - 0.0% (C)
Hewlett-Packard Co. 3.75%, 12/01/2020	275,000	283,389

Tobacco - 0.2%
Altria Group, Inc. 4.00%, 01/31/2024	144,000	146,229
Philip Morris International, Inc. 4.88%, 11/15/2043	104,000	107,603
Reynolds American, Inc. 3.25%, 06/12/2020	385,000	389,967
RJ Reynolds Tobacco Co. 8.13%, 06/23/2019	895,000	1,060,287

		1,704,086

Trading Companies & Distributors - 0.2%
International Lease Finance Corp. 6.75%, 09/01/2016 (E)	1,045,000	1,099,209

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV
2.38%, 09/08/2016	660,000	668,329
4.38%, 07/16/2042	250,000	232,165
Crown Castle Towers LLC
4.88%, 08/15/2040 (E)	675,000	732,613
6.11%, 01/15/2040 (E)	1,455,000	1,656,683
SBA Tower Trust 2.24%, 04/15/2043 (E)	280,000	278,540
Sprint Communications, Inc. 9.00%, 11/15/2018 (E)	390,000	440,411

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Sprint Corp. 7.88%, 09/15/2023	$ 200,000	$ 195,060
T-Mobile USA, Inc.
6.46%, 04/28/2019	20,000	20,600
6.63%, 04/28/2021	75,000	77,813
6.73%, 04/28/2022 (B)	75,000	78,188
6.84%, 04/28/2023 (B)	25,000	26,281

		4,406,683

Total Corporate Debt Securities (Cost $101,416,502)		100,850,939

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazilian Government International Bond 4.25%, 01/07/2025 (B)	430,000	415,165
Colombia Government International Bond 4.00%, 02/26/2024 (B)	305,000	303,475
Export-Import Bank of Korea 4.00%, 01/11/2017	665,000	691,067
Indonesia Government International Bond 5.38%, 10/17/2023 (B) (E)	400,000	430,500
Mexico Government International Bond 4.00%, 10/02/2023	800,000	822,000
Peruvian Government International Bond 7.35%, 07/21/2025	160,000	208,800
Turkey Government International Bond 5.75%, 03/22/2024 (B)	520,000	562,900

Total Foreign Government Obligations (Cost $3,364,880)		3,433,907

MORTGAGE-BACKED SECURITIES - 5.1%
Banc of America Commercial Mortgage Trust Series 2007-3, Class A1A 5.75%, 06/10/2049 (D)	365,355	390,042
Banc of America Re-REMIC Trust Series 2010-UB3, Class A4B1 5.74%, 06/15/2049 (D) (E)	475,000	504,477
BB-UBS Trust
Series 2012-TFT, Class A
2.89%, 06/05/2030 (E)	590,000	582,708
Series 2012-TFT, Class C
3.58%, 06/05/2030 (D) (E)	1,390,000	1,336,507
BB-UBS Trust, Interest Only STRIPS Series 2012-SHOW, Class XA 0.73%, 11/05/2036 (D) (E)	3,935,000	202,283
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.74%, 08/26/2035 (D) (E)	193,329	191,299
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 (D) (E)	3,590	3,605
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 (D) (E)	228,619	241,546
Series 2009-RR6, Class 2A1
2.57%, 08/26/2035 (D) (E)	931,967	925,857
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 (D) (E)	262,968	268,728

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	$ 377,414	$ 394,390
Series 2007-PW15, Class A1A
5.32%, 02/11/2044	272,298	285,895
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (D)	460,347	494,207
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3
3.75%, 03/10/2047	185,000	191,713
Series 2014-GC19, Class A4
4.02%, 03/10/2047	285,000	302,070
Citigroup Mortgage Loan Trust Series 2015-A, Class A1 3.50%, 06/25/2058 (D)	1,433,111	1,440,373
COMM Mortgage Trust
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 (D) (E)	675,000	706,486
Series 2013-CR11, Class AM
4.72%, 10/10/2046 (D)	90,000	98,824
Series 2013-GAM, Class A2
3.37%, 02/10/2028 (E)	170,000	172,311
Series 2014-UBS2, Class A5
3.96%, 03/10/2047	205,000	216,479
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 (E)	490,000	485,029
Series 2014-CR14, Class B
4.76%, 02/10/2047 (D)	195,000	211,775
Commercial Mortgage Trust Series 2007-GG11, Class AM 5.87%, 12/10/2049 (D)	150,000	160,897
Core Industrial Trust Series 2015-CALW, Class B 3.25%, 02/10/2034 (E)	935,000	932,108
Credit Suisse Mortgage Capital Certificates Series 2009-11R, Class 5A1 4.28%, 08/26/2036 (D) (E)	966,268	962,762
CSMC Trust
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 (E)	549,297	553,567
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 (D) (E)	635,000	663,677
Series 2013-8R, Class 3A1
0.33%, 03/27/2036 (D) (E)	787,066	768,406
Series 2014-4R, Class 21A1
0.49%, 12/27/2035 (D) (E)	1,187,744	1,131,743
DBRR Trust Series 2011-C32, Class A3A 5.90%, 06/17/2049 (D) (E)	150,000	157,115
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-RMP1, Class A2 0.34%, 12/25/2036 (D)	227,518	193,720
Extended Stay America Trust Series 2013-ESH7, Class A27 2.96%, 12/05/2031 (E)	215,000	215,691

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II Series 2013-KING, Class E 3.55%, 12/10/2027 (D) (E)	$ 440,000	$ 416,963
Hilton USA Trust, Interest Only STRIPS Series 2013-HLT, Class X1FX 0.10%, 11/05/2030 (D) (E)	20,000,000	7,980
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.57%, 12/26/2037 (D) (E)	175,393	174,597
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 (E)	101,046	104,844
Series 2009-R7, Class 12A1
2.66%, 08/26/2036 (D) (E)	72,889	72,223
Series 2009-R7, Class 1A1
2.34%, 02/26/2036 (D) (E)	357,655	351,512
Series 2009-R7, Class 4A1
2.42%, 09/26/2034 (D) (E)	159,994	157,906
Series 2009-R9, Class 1A1
2.25%, 08/26/2046 (D) (E)	153,792	155,879
Series 2010-R3, Class 1A1
2.70%, 03/21/2036 (D) (E)	48,441	48,464
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AM
5.66%, 12/12/2044 (D)	70,000	70,956
Series 2007-CB18, Class A1A
5.43%, 06/12/2047 (D)	631,277	663,116
Series 2007-CB20, Class AM
6.09%, 02/12/2051 (D)	460,000	499,404
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (D)	525,159	564,545
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	488,692	516,364
Series 2008-C2, Class ASB
6.13%, 02/12/2051 (D)	223,304	232,899
Series 2010-C1, Class B
5.95%, 06/15/2043 (E)	420,000	461,247
Series 2012-WLDN, Class A
3.91%, 05/05/2030 (E)	1,447,844	1,502,218
JPMorgan Re-REMIC Trust
Series 2009-7, Class 8A1
3.10%, 01/27/2047 (D) (E)	42,700	42,871
Series 2010-4, Class 7A1
1.87%, 08/26/2035 (D) (E)	99,706	99,465
Series 2014-2, Class 6A1
2.75%, 05/26/2037 (D) (E)	1,178,395	1,183,675
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class AM 6.37%, 09/15/2045 (D)	145,000	158,980
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.46%, 11/12/2037 (D)	400,000	403,002
Series 2007-C1, Class A1A
6.03%, 06/12/2050 (D)	166,898	174,294
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class A2FX
5.86%, 04/12/2049 (D)	63,322	63,229
Series 2007-HQ12, Class AM
5.86%, 04/12/2049 (D)	570,000	601,732

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust (continued)
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	$ 602,532	$ 631,786
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	140,000	147,737
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (D)	162,541	173,057
Series 2007-IQ15, Class AM
6.10%, 06/11/2049 (D)	195,000	207,402
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXB2
1.00%, 03/27/2051 (E)	86,858	86,641
Series 2012-XA, Class A
2.00%, 07/27/2049 (E)	119,648	119,588
Series 2014-R3, Class 2A
3.00%, 07/26/2048 (D) (E)	1,512,607	1,482,258
Motel 6 Trust Series 2015-MTL6, Class C 3.64%, 02/05/2030 (E)	2,335,000	2,333,634
Nationstar Mortgage Loan Trust Series 2013-A, Class A 3.75%, 12/25/2052 (D) (E)	921,519	941,018
New Residential Mortgage Loan Trust
Series 2014-1A, Class A
3.75%, 01/25/2054 (D) (E)	468,037	481,477
Series 2014-2A, Class A3
3.75%, 05/25/2054	1,032,389	1,066,372
Series 2014-3A, Class AFX3
3.75%, 11/25/2054 (D) (E)	788,459	808,528
Provident Funding Mortgage Loan Trust Series 2005-1, Class 3A1 0.48%, 05/25/2035 (D)	842,329	810,096
SCG Trust
Series 2013-SRP1, Class A
1.59%, 11/15/2026 (D) (E)	295,000	294,698
Series 2013-SRP1, Class AJ
2.14%, 11/15/2026 (D) (E)	190,000	190,563
STRIPS, Ltd. Series 2012-1A, Class A 1.50%, 12/25/2044 (E)	168,072	164,711
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66%, 06/10/2030 (E)	535,000	549,759
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class B
5.36%, 07/15/2042 (D)	430,000	431,640
Series 2006-WL7A, Class H
0.59%, 09/15/2021 (D) (E)	240,000	234,461
Series 2012-IO, Class A
1.75%, 08/20/2021 (E)	70,205	70,205

Total Mortgage-Backed Securities (Cost $35,638,458)		35,340,286

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.1%
Los Angeles Community College District, General Obligation Unlimited 6.60%, 08/01/2042	55,000	73,414

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
State of California, General Obligation Unlimited 7.60%, 11/01/2040	$ 260,000	$ 385,245
University of California, Revenue Bonds Series AD 4.86%, 05/15/2112	50,000	45,174

		503,833

Georgia - 0.0% (C)
Municipal Electric Authority of Georgia, Revenue Bonds 6.64%, 04/01/2057	50,000	59,959

Illinois - 0.0% (C)
State of Illinois, General Obligation Unlimited 5.10%, 06/01/2033	250,000	232,037

New Jersey - 0.0% (C)
New Jersey State Turnpike Authority, Revenue Bonds Series F 7.41%, 01/01/2040	71,000	98,598

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds Series E 6.81%, 11/15/2040	60,000	78,362
New York City Water & Sewer System, Revenue Bonds 5.88%, 06/15/2044	55,000	68,813
New York State Dormitory Authority, Revenue Bonds Series H 5.39%, 03/15/2040	55,000	64,201
Port Authority of New York & New Jersey, Revenue Bonds 4.96%, 08/01/2046	95,000	100,761

		312,137

Total Municipal Government Obligations (Cost $1,176,271)		1,206,564

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.6%
Federal Home Loan Mortgage Corp.
5.00%, 04/01/2018 - 02/01/2024	155,331	163,779
5.50%, 09/01/2018 - 06/01/2041	615,892	673,477
6.00%, 12/01/2037	164,709	186,838
Federal National Mortgage Association
Zero Coupon, 10/09/2019	745,000	680,429
2.06%, 02/01/2043 (D)	384,280	396,432
3.00%, TBA (F)	10,423,000	10,384,117
3.33%, 10/25/2023 (D)	245,000	255,237
3.36%, 06/01/2041 (D)	103,166	109,108
3.50%, 07/01/2028 - 01/01/2029	1,007,605	1,069,768
3.50%, TBA (F)	15,852,000	16,406,005
3.52%, 09/01/2041 (D)	115,452	122,143
4.00%, TBA (F)	7,520,000	7,967,293
4.50%, 02/01/2025 - 06/01/2026	851,857	911,935
5.00%, 05/01/2018	61,229	64,096
5.00%, TBA (F)	2,794,000	3,086,497
5.50%, 04/01/2037 - 04/01/2041	875,378	983,560
6.00%, 08/01/2036 - 06/01/2041	1,216,608	1,389,323
6.50%, 05/01/2040	393,157	451,506

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS 0.93%, 02/16/2053 (D)	$ 1,166,183	$ 79,184

Total U.S. Government Agency Obligations (Cost $45,535,626)		45,380,727

U.S. GOVERNMENT OBLIGATIONS - 9.0%
U.S. Treasury Bond
2.75%, 08/15/2042	1,863,300	1,733,597
3.63%, 02/15/2044	8,468,700	9,310,937
4.50%, 02/15/2036	1,376,600	1,730,860
U.S. Treasury Inflation Indexed Bond 2.50%, 01/15/2029	1,291,572	1,591,762
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	532,979	523,569
0.63%, 01/15/2024	4,552,591	4,630,126
U.S. Treasury Note
0.38%, 03/31/2016 - 10/31/2016	6,168,900	6,166,692
0.50%, 09/30/2016	6,132,300	6,140,444
0.88%, 04/15/2017 - 04/30/2017	4,878,600	4,904,047
1.00%, 11/30/2019	2,869,500	2,806,730
1.25%, 11/30/2018	3,781,700	3,791,154
1.63%, 03/31/2019 - 11/15/2022	8,079,800	8,084,299
1.88%, 11/30/2021	679,000	674,597
2.00%, 02/15/2025 (B)	2,207,000	2,144,237
2.25%, 11/15/2024	1,584,400	1,574,745
2.50%, 05/15/2024	5,862,200	5,962,496

Total U.S. Government Obligations (Cost $61,248,739)		61,770,292

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 5.6%
U.S. Treasury Bill
0.00% (J), 09/17/2015 (I)	1,752,000	1,751,983
0.01%, 08/06/2015 - 09/24/2015 (I)	17,323,800	17,323,573
0.02%, 08/20/2015 - 09/10/2015 (I)	18,958,000	18,957,440
0.17%, 04/28/2016 (I) (K)	270,000	269,575

Total Short-Term U.S. Government Obligations (Cost $38,302,565)		38,302,571

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (I)	20,798,873	20,798,873

Total Securities Lending Collateral (Cost $20,798,873)		20,798,873

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.6%

State Street Bank & Trust Co. 0.01% (I), dated 06/30/2015, to be repurchased at $4,391,073 on 07/01/2015. Collateralized by U.S. Government Agency Obligations, 2.50% - 3.50%, due 03/20/2028 - 01/01/2032, and with a total value of $4,484,250.

$ 4,391,072	$ 4,391,072

Total Repurchase Agreement (Cost $4,391,072)	4,391,072

Total Investments (Cost $679,101,135) (L)	748,292,083
Net Other Assets (Liabilities) - (8.7)%	(59,819,016)

Net Assets - 100.0%	$ 688,473,067

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	17	09/18/2015	$—	$(41,414)

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Common Stocks	$416,249,969	$—	$—	$416,249,969
Preferred Stocks	518,453	—	—	518,453
Asset-Backed Securities	—	20,048,430	—	20,048,430
Corporate Debt Securities	—	100,850,939	—	100,850,939
Foreign Government Obligations	—	3,433,907	—	3,433,907
Mortgage-Backed Securities	—	35,340,286	—	35,340,286
Municipal Government Obligations	—	1,206,564	—	1,206,564
U.S. Government Agency Obligations	—	45,380,727	—	45,380,727
U.S. Government Obligations	—	61,770,292	—	61,770,292
Short-Term U.S. Government Obligations	—	38,302,571	—	38,302,571
Securities Lending Collateral	20,798,873	—	—	20,798,873
Repurchase Agreement	—	4,391,072	—	4,391,072

Total Investments	$437,567,295	$310,724,788	$—	$748,292,083

LIABILITIES
Other Financial Instruments
Futures Contracts (N)	$(41,414)	$—	$—	$(41,414)

Total Other Financial Instruments	$(41,414)	$—	$—	$(41,414)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $20,339,009. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable rate security. The rate disclosed is as of June 30, 2015.
(E)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the total aggregate value of 144A securities is $69,422,411, representing 10.1% of the Portfolio’s net assets.
(F)	When-issued security or delayed-delivery security; to be settled and delivered after June 30, 2015.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $2,334,167, representing 0.3% of the Portfolio’s net assets.
(H)	The security has a perpetual maturity; the date displayed is the next call date.
(I)	Rate disclosed reflects the yield at June 30, 2015.
(J)	Percentage rounds to less than 0.01% or (0.01)%.
(K)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $269,575.
(L)	Aggregate cost for federal income tax purposes is $679,101,135. Aggregate gross unrealized appreciation and depreciation for all securities is $80,688,918 and $11,497,970, respectively. Net unrealized appreciation for tax purposes is $69,190,948.
(M)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(N)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $674,710,063) (including securities loaned of $20,339,009)	$743,901,011
Repurchase agreement, at value (cost $4,391,072)	4,391,072
Cash	8,661
Receivables:
Shares sold	78,642
Investments sold	4,616,324
Interest	1,509,739
Dividends	434,576
Tax reclaims	1,630
Net income from securities lending	3,749
Variation margin receivable on derivative financial instruments	19,209
Prepaid expenses	2,298

Total assets	754,966,911

Liabilities:
Payables and other liabilities:
Shares redeemed	716,101
Investments purchased	3,807,776
When-issued or delayed-delivery securities purchased	40,502,080
Investment advisory fees	401,851
Distribution and service fees	79,974
Administration fees	15,456
Transfer agent fees	1,823
Trustees and CCO fees	3,318
Audit and tax fees	8,687
Custody fees	3,651
Legal fees	7,652
Printing and shareholder reports fees	146,086
Other	516
Collateral for securities on loan	20,798,873

Total liabilities	66,493,844

Net assets	$688,473,067

Net assets consist of:
Capital stock ($0.01 par value)	$494,280
Additional paid-in capital	547,989,845
Undistributed (distributions in excess of) net investment income (loss)	13,039,798
Accumulated net realized gain (loss)	57,799,233
Net unrealized appreciation (depreciation) on:
Investments	69,190,948
Futures contracts	(41,414)
Translation of assets and liabilities denominated in foreign currencies	377

Net assets	$688,473,067

Net assets by class:
Initial Class	$332,729,719
Service Class	355,743,348

Shares outstanding:
Initial Class	23,685,299
Service Class	25,742,663

Net asset value and offering price per share:
Initial Class	$14.05
Service Class	13.82

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income	$4,066,706
Interest income	3,287,659
Net income from securities lending	20,823
Withholding taxes on foreign income	(755)

Total investment income	7,374,433

Expenses:
Investment advisory fees	2,292,515
Distribution and service fees:
Service Class	449,657
Administration fees	88,174
Transfer agent fees	4,739
Trustees and CCO fees	10,352
Audit and tax fees	11,310
Custody fees	88,661
Legal fees	19,385
Printing and shareholder reports fees	58,276
Other	11,792

Total expenses	3,034,861

Net investment income (loss)	4,339,572

Net realized gain (loss) on:
Investments	27,014,460
Futures contracts	404,363
Foreign currency transactions	(42)

Net realized gain (loss)	27,418,781

Net change in unrealized appreciation (depreciation) on:
Investments	(28,020,177)
Futures contracts	(71,085)
Translation of assets and liabilities denominated in foreign currencies	84

Net change in unrealized appreciation (depreciation)	(28,091,178)

Net realized and change in unrealized gain (loss)	(672,397)

Net increase (decrease) in net assets resulting from operations	$3,667,175

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$4,339,572	$8,196,568
Net realized gain (loss)	27,418,781	34,035,899
Net change in unrealized appreciation (depreciation)	(28,091,178)	20,365,654

Net increase (decrease) in net assets resulting from operations	3,667,175	62,598,121

Distributions to shareholders:
Net investment income:
Initial Class	—	(4,640,213)
Service Class	—	(3,253,476)

Total distributions from net investment income	—	(7,893,689)

Net realized gains:
Initial Class	—	(19,646,860)
Service Class	—	(16,166,795)

Total distributions from net realized gains	—	(35,813,655)

Total distributions to shareholders	—	(43,707,344)

Capital share transactions:
Proceeds from shares sold:
Initial Class	13,873,108	28,725,207
Service Class	47,689,180	72,238,946

	61,562,288	100,964,153

Dividends and distributions reinvested:
Initial Class	—	24,287,073
Service Class	—	19,420,271

	—	43,707,344

Cost of shares redeemed:
Initial Class	(31,033,317)	(42,364,040)
Service Class	(23,882,490)	(21,708,649)

	(54,915,807)	(64,072,689)

Net increase (decrease) in net assets resulting from capital share transactions	6,646,481	80,598,808

Net increase (decrease) in net assets	10,313,656	99,489,585

Net assets:
Beginning of period/year	678,159,411	578,669,826

End of period/year	$688,473,067	$678,159,411

Undistributed (distributions in excess of) net investment income (loss)	$13,039,798	$8,700,226

Capital share transactions - shares:
Shares issued:
Initial Class	984,428	2,075,431
Service Class	3,439,919	5,342,315

	4,424,347	7,417,746

Shares reinvested:
Initial Class	—	1,795,054
Service Class	—	1,455,792

	—	3,250,846

Shares redeemed:
Initial Class	(2,187,244)	(3,076,628)
Service Class	(1,705,888)	(1,589,295)

	(3,893,132)	(4,665,923)

Net increase (decrease) in shares outstanding:
Initial Class	(1,202,816)	793,857
Service Class	1,734,031	5,208,812

	531,215	6,002,669

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011		December 31, 2010
Net asset value, beginning of period/year	$13.97		$13.57		$12.08		$12.87		$12.68		$10.27

Investment operations:
Net investment income (loss) (A)	0.10		0.20	(B)	0.19	(B)	0.23	(B)	0.23	(B)	0.41	(B)
Net realized and unrealized gain (loss)	(0.02)		1.24		1.94		1.34		0.27		2.05

Total investment operations	0.08		1.44		2.13		1.57		0.50		2.46

Distributions:
Net investment income	—		(0.20)		(0.21)		(0.23)		(0.31)		(0.05)
Net realized gains	—		(0.84)		(0.43)		(2.13)		—		—

Total distributions	—		(1.04)		(0.64)		(2.36)		(0.31)		(0.05)

Net asset value, end of period/year	$14.05		$13.97		$13.57		$12.08		$12.87		$12.68

Total return (C)	0.57	%(D)	10.81%		18.09%		12.57%		4.04%		24.12%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$332,730		$347,751		$326,997		$290,012		$276,623		$292,510
Expenses to average net assets	0.73	%(E)	0.77	%(F)	0.82	%(F)	0.87	%(F)	0.87	%(F)	0.87	%(F)
Net investment income (loss) to average net assets	1.35	%(E)	1.46	%(B)	1.44	%(B)	1.75	%(B)	1.72	%(B)	3.75	%(B)
Portfolio turnover rate	28	%(D)	86	%(G)	122	%(G)	160	%(G)	245	%(G)(H)	69	%(G)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Increase in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011		December 31, 2010
Net asset value, beginning of period/year	$13.76		$13.39		$11.94		$12.74		$12.57		$10.19

Investment operations:
Net investment income (loss) (A)	0.08		0.16	(B)	0.15	(B)	0.19	(B)	0.19	(B)	0.34	(B)
Net realized and unrealized gain (loss)	(0.02)		1.22		1.92		1.34		0.27		2.08

Total investment operations	0.06		1.38		2.07		1.53		0.46		2.42

Distributions:
Net investment income	—		(0.17)		(0.19)		(0.20)		(0.29)		(0.04)
Net realized gains	—		(0.84)		(0.43)		(2.13)		—		—

Total distributions	—		(1.01)		(0.62)		(2.33)		(0.29)		(0.04)

Net asset value, end of period/year	$13.82		$13.76		$13.39		$11.94		$12.74		$12.57

Total return (C)	0.44	%(D)	10.50%		17.75%		12.40%		3.75%		23.88%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$355,743		$330,408		$251,673		$191,967		$148,082		$122,000
Expenses to average net assets	0.98	%(E)	1.02	%(F)	1.07	%(F)	1.12	%(F)	1.12	%(F)	1.12	%(F)
Net investment income (loss) to average net assets	1.11	%(E)	1.21	%(B)	1.19	%(B)	1.50	%(B)	1.49	%(B)	3.11	%(B)
Portfolio turnover rate	28	%(D)	86	%(G)	122	%(G)	160	%(G)	245	%(G)(H)	69	%(G)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Increase in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Multi-Managed Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Futures contracts: The Portfolio is subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2015, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is shown on the Statement of Assets and Liabilities.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuation.

TBA commitments held at June 30, 2015, if any, are identified in the Schedule of Investments. Open balances at June 30, 2015, if any, are included in the payable or receivable for When-issued or delayed-delivery securities purchased or sold in the Statement of Assets and Liabilities.

When-Issued, forward delivery securities and delayed-delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

When-issued securities or delayed-delivery securities held at June 30, 2015, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued or delayed-delivery securities purchased in the Statement of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income in the Statement of Operations, even though investors do not receive

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2015, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2015 of $2,435 are included in Net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2015, if any, are identified in the Schedule of Investments.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to,

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $1 billion	0.65%
Over $1 billion	0.60%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.90%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 172,327,951	$ 28,120,511	$ 146,977,210	$ 36,080,019

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015. The primary risks pertaining to each derivative type is disclosed in further detail within the Organization and Significant Accounting Policies section of the notes.

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (B)	$—	$—	$(41,414)	$—	$—	$(41,414)
Total (C)	$—	$—	$(41,414)	$—	$—	$(41,414)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$404,363	$—	$—	$404,363
Total	$—	$—	$404,363	$—	$—	$404,363

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(71,085)	$—	$—	$(71,085)
Total	$—	$—	$(71,085)	$—	$—	$(71,085)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

Futures Contracts at Notional Amount
Long	Short
2,093	—

NOTE 6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Multi-Managed Balanced VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and each of the following sub-advisers: Aegon USA Investment Management, LLC (“AUIM”) and J.P. Morgan Investment Management Inc. (“J.P. Morgan”) (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and each Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Trustees also considered information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Advisers present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for one of the Sub-Advisers and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fees. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its primary

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

benchmark for the past 5-and 10-year periods and below its primary benchmark for the past 1- and 3-year periods. The Board also noted that J.P. Morgan had commenced subadvising the Portfolio on March 22, 2011 and AUIM had commenced subadvising the Portfolio on May 1, 2014.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Advisers, the Board concluded that TAM and each Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreement and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and J.P. Morgan and are paid by TAM and not the Portfolio. As a result, for J.P. Morgan, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio. With respect to AUIM, the Board noted that information about AUIM’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board focused on profitability information for TAM and AUIM in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Advisers from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolio. The Board also noted that one of the Sub-Advisers is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Managed Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Manager Alternative Strategies VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$994.10	$0.00	$1,024.80	$0.00	0.00%
Service Class	1,000.00	996.20	3.96	1,020.80	4.01	0.80

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Tactical and Specialty	59.7%
Fixed Income	16.2
Repurchase Agreement	11.6
Alternative Investments	8.4
Global/International Equity	4.1
Inflation-Protected Securities	1.3
Net Other Assets (Liabilities)	(1.3)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 89.7%
Alternative Investments - 8.4%
Transamerica MLP & Energy Income (A)	14,281	$ 145,382

Fixed Income - 16.2%
Transamerica Bond (A)	4,139	42,134
Transamerica High Yield Bond (A)	3,394	31,905
Transamerica Short-Term Bond (A)	20,264	204,467

		278,506

Global/International Equity - 4.1%
Transamerica Developing Markets Equity (A)	7,032	71,234

Inflation-Protected Securities - 1.3%
Transamerica Inflation Opportunities (A)	2,305	22,476

Tactical and Specialty - 59.7%
Transamerica Arbitrage Strategy (A)	5,879	58,087
Transamerica Commodity Strategy (A) (B)	5,419	37,555
Transamerica Event Driven (A) (B)	7,518	74,125
Transamerica Global Multifactor Macro (A) (B)	20,938	209,169
Transamerica Global Real Estate Securities (A)	5,994	82,777
Transamerica Long/Short Strategy (A)	38,245	359,121
Transamerica Managed Futures Strategy (A)	19,232	207,706

		1,028,540

Total Investment Companies (Cost $1,578,302)		1,546,138

Principal	Value
REPURCHASE AGREEMENT - 11.6%

State Street Bank & Trust Co. 0.01% (C), dated 06/30/2015, to be repurchased at $199,476 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 2.75%, due 11/15/2028, and with a value of $204,572.

$ 199,476	$ 199,476

Total Repurchase Agreement (Cost $199,476)	199,476

Total Investments (Cost $1,777,778) (D)	1,745,614
Net Other Assets (Liabilities) - (1.3)%	(22,083)

Net Assets - 100.0%	$ 1,723,531

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Investment Companies	$1,546,138	$—	$—	$1,546,138
Repurchase Agreement	—	199,476	—	199,476

Total Investments	$1,546,138	$199,476	$—	$1,745,614

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at June 30, 2015.
(D)	Aggregate cost for federal income tax purposes is $1,777,778. Aggregate gross unrealized depreciation for all securities is $32,164.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Manager Alternative Strategies VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Affiliated investments, at value (cost $1,578,302)	$1,546,138
Repurchase agreement, at value (cost $199,476)	199,476
Receivables:
Due from adviser	730
Dividends	81
Prepaid expenses	3

Total assets	1,746,428

Liabilities:
Payables and other liabilities:
Shares redeemed	46
Distribution and service fees	374
Administration fees	26
Transfer agent fees	15
Trustees and CCO fees	32
Audit and tax fees	12,103
Custody fees	723
Legal fees	875
Printing and shareholder reports fees	8,661
Other	42

Total liabilities	22,897

Net assets	$1,723,531

Net assets consist of:
Capital stock ($0.01 par value)	$1,657
Additional paid-in capital	1,721,868
Undistributed (distributions in excess of) net investment income (loss)	7,392
Accumulated net realized gain (loss)	24,778
Net unrealized appreciation (depreciation) on:
Affiliated investments	(32,164)

Net assets	$1,723,531

Net assets by class:
Initial Class	$10
Service Class	1,723,521

Shares outstanding:
Initial Class	1
Service Class	165,703

Net asset value and offering price per share:
Initial Class	$10.10	(A)
Service Class	10.40

(A)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income from affiliated investments	$7,292
Interest income from repurchase agreements	11

Total investment income	7,303

Expenses:
Investment advisory fees	1,492
Distribution and service fees:
Service Class	1,865
Administration fees	131
Transfer agent fees	3
Trustees and CCO fees	18
Audit and tax fees	7,992
Custody fees	1,753
Legal fees	12
Printing and shareholder reports fees	1,258
Other	8

Total expenses before waiver and/or reimbursement and recapture	14,532

Expenses waived and/or reimbursed:
Portfolio level	(8,578)
Recapture of previously waived and/or reimbursed fees:
Portfolio level	14

Net expenses	5,968

Net investment income (loss)	1,335

Net realized gain (loss) on:
Affiliated investments	12,127

Net realized gain (loss)	12,127

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(25,454)

Net change in unrealized appreciation (depreciation)	(25,454)

Net realized and change in unrealized gain (loss)	(13,327)

Net increase (decrease) in net assets resulting from operations	$(11,992)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Manager Alternative Strategies VP

STATEMENT OF CHANGES IN NET ASSETS

For the period ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$1,335	$9,059
Net realized gain (loss)	12,127	15,690
Net change in unrealized appreciation (depreciation)	(25,454)	(8,975)

Net increase (decrease) in net assets resulting from operations	(11,992)	15,774

Distributions to shareholders:
Net investment income:
Initial Class	—	(0	) (A)
Service Class	—	(3,636)

Total distributions from net investment income	—	(3,636)

Net realized gains:
Initial Class	—	(0	) (A)
Service Class	—	(3,946)

Total distributions from net realized gains	—	(3,946)

Total distributions to shareholders	—	(7,582)

Capital share transactions:
Proceeds from shares sold:
Service Class	558,976	1,039,125

	558,976	1,039,125

Dividends and distributions reinvested:
Initial Class	—	0	(A)
Service Class	—	7,582

	—	7,582

Cost of shares redeemed:
Service Class	(14,908)	(33,488)

	(14,908)	(33,488)

Net increase (decrease) in net assets resulting from capital share transactions	544,068	1,013,219

Net increase (decrease) in net assets	532,076	1,021,411

Net assets:
Beginning of period/year	1,191,455	170,044

End of period/year	$1,723,531	$1,191,455

Undistributed (distributions in excess of) net investment income (loss)	$7,392	$6,057

Capital share transactions - shares:
Shares issued:
Service Class	53,027	100,029
Shares reinvested:
Initial Class	—	0	(B)
Service Class	—	728

	—	728

Shares redeemed:
Service Class	(1,412)	(3,260)

	(1,412)	(3,260)

Net increase (decrease) in shares outstanding:
Initial Class	—	0	(B)
Service Class	51,615	97,497

	51,615	97,497

(A)	Rounds to less than $1.
(B)	Rounds to less than 1 or (1) share.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Manager Alternative Strategies VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and year indicated:	Initial Class
June 30, 2015 (unaudited)	December 31, 2014	December 31, 2013 (A)
Net asset value, beginning of period/year	$10.16	$10.00	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.03	0.07	(0.01)
Net realized and unrealized gain (loss)	(0.09)	0.20	0.01

Total investment operations	(0.06)	0.27	—

Distributions:
Net investment income	—	(0.05)	—
Net realized gains	—	(0.06)	—

Total distributions	—	(0.11)	—

Net asset value, end of period/year	$10.10	$10.16	$10.00

Total return (D)	(0.59	)%(E)	2.68%	—	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$0	(F)	$0	(F)	$0	(F)
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	—	%(H)	8.62%	92.15	%(H)
Including waiver and/or reimbursement and recapture	—	%(H)	0.55%	0.60	%(H)
Net investment income (loss) to average net assets (C)	0.58	%(H)	0.69%	(0.60	)%(H)
Portfolio turnover rate (I)	37	%(E)	74%	8	%(E)

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Rounds to less than $1,000.
(G)	Does not include expenses of the underlying funds in which the Portfolio invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

For a share outstanding during the periods and year indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013 (A)
Net asset value, beginning of period/year	$10.44		$10.25	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.01		0.17	0.04
Net realized and unrealized gain (loss)	(0.05)		0.13	0.21

Total investment operations	(0.04)		0.30	0.25

Distributions:
Net investment income	—		(0.05)	—
Net realized gains	—		(0.06)	—

Total distributions	—		(0.11)	—

Net asset value, end of period/year	$10.40		$10.44	$10.25

Total return (D)	(0.38	)%(E)	2.95%	2.50	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,724		$1,191	$170
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.95	%(G)	8.88%	91.84	%(G)
Including waiver and/or reimbursement and recapture	0.80	%(G)	0.80%	0.80	%(G)
Net investment income (loss) to average net assets (C)	0.18	%(G)	1.63%	2.59	%(G)
Portfolio turnover rate (H)	37	%(E)	74%	8	%(E)

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Multi-Manager Alternative Strategies VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

All of the Portfolio holdings in investment companies are considered affiliated. Interest, dividends, realized and unrealized gains (losses) are broken out on the Statement of Operations.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $500 million	0.20%
Over $500 million up to $1 billion	0.19%
Over $1 billion	0.18%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.55%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

As of June 30, 2015, the balances available for recapture by TAM for each Portfolio were as follows:

Amounts Available from Fiscal Years
2013	2014	2015	Total
$ 6,931	$58,213	$8,578	$73,722

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.0175% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities	Sales of Securities
$ 1,090,960	$ 482,929

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 6. (continued)

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.0225% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Manager Alternative Strategies VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Multi-Manager Alternative Strategies VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its primary benchmark for the past 1-year period. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Board also noted that the Sub-Adviser had commenced subadvising the Portfolio on May 1, 2014, but that the portfolio management team had remained the same.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Manager Alternative Strategies VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Multi-Manager Alternative Strategies VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Initial Class	$1,000.00	$1,000.00	$4.22	$1,020.60	$4.26	0.85%
Service Class	1,000.00	998.30	5.45	1,019.30	5.51	1.10

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Short-Term U.S. Government Agency Obligations	25.4%
U.S. Government Obligations	24.3
Short-Term U.S. Government Obligations	14.1
Repurchase Agreements	13.1
Corporate Debt Securities	11.1
U.S. Government Agency Obligations	5.8
Exchange-Traded Options Purchased	1.6
Securities Lending Collateral	1.6
Asset-Backed Securities	0.4
Municipal Government Obligations	0.2
Foreign Government Obligation	0.2
Mortgage-Backed Securities	0.2
Over-the-Counter Interest Rate Swaptions Purchased	0.0 *
Net Other Assets (Liabilities) ^	2.0
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, securities sold short, TBA short commitments, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.4%
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 05/15/2018	$ 200,000	$ 200,043
Ameriquest Mortgage Securities, Inc.
Asset-Backed Pass-Through Certificates
Series 2004-R3, Class M1
0.97%, 05/25/2034 (A)	573,609	524,755
FFMLT Trust
Series 2005-FF2, Class M3
0.91%, 03/25/2035 (A)	100,000	99,027
Series 2005-FF2, Class M4
1.07%, 03/25/2035 (A)	400,000	367,305
Fore CLO, Ltd.
Series 2007-1A, Class A1A
0.52%, 07/20/2019 (A) (B)	48,915	48,781
Mercedes-Benz Auto Receivables Trust
Series 2014-1, Class A2
0.43%, 02/15/2017	257,174	257,097
Northstar Education Finance, Inc.
Series 2012-1, Class A
0.89%, 12/26/2031 (A) (B)	100,835	101,265
RASC Trust
Series 2006-EMX2, Class A2
0.39%, 02/25/2036 (A)	324,203	320,402
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.45%, 07/15/2036 (A)	129,072	128,336
SLM Private Credit Student Loan Trust
Series 2006-B, Class A4
0.47%, 03/15/2024 (A)	118,358	117,430
SLM Private Education Loan Trust
Series 2012-E, Class A1
0.94%, 10/16/2023 (A) (B)	29,029	29,093
SLM Student Loan Trust
Series 2004-10, Class A5A
0.68%, 04/25/2023 (A) (B)	95,096	95,128

Total Asset-Backed Securities (Cost $2,170,230)		2,288,662

CORPORATE DEBT SECURITIES - 11.1%
Aerospace & Defense - 0.0% (C)
Lockheed Martin Corp.
3.60%, 03/01/2035	40,000	36,994

Air Freight & Logistics - 0.0% (C)
United Parcel Service, Inc.
2.45%, 10/01/2022	100,000	96,498

Airlines - 0.0% (C)
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	46,093	46,950
5.50%, 04/29/2022	43,043	44,873
Southwest Airlines Co. 2.75%, 11/06/2019	50,000	50,730

		142,553

Automobiles - 0.5%
Daimler Finance North America LLC
0.70%, 03/02/2018 (A) (B)	800,000	798,705
2.25%, 03/02/2020 (B)	800,000	790,317

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
Toyota Motor Credit Corp.
0.57%, 05/17/2016 (A)	$ 200,000	$ 200,326
Series MTN
2.15%, 03/12/2020	1,200,000	1,199,631
Volkswagen International Finance NV 0.72%, 11/18/2016 (A) (B)	250,000	250,396

		3,239,375

Banks - 1.8%
American Express Centurion Bank
0.73%, 11/13/2015 (A)	500,000	500,465
Bank of Montreal Series MTN
2.55%, 11/06/2022	220,000	213,784
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.83%, 03/05/2018 (A) (B) (D)	900,000	901,153
2.30%, 03/05/2020 (B)	350,000	348,509
Barclays PLC
3.65%, 03/16/2025	1,200,000	1,134,958
BPCE SA
4.63%, 07/11/2024 (B)	400,000	391,162
Commonwealth Bank of Australia
0.55%, 09/08/2017 (A) (B) (D)	700,000	699,630
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/2021	220,000	239,847
Credit Agricole SA
7.88%, 01/23/2024 (A) (B) (E)	250,000	257,005
HSBC Holdings PLC
5.10%, 04/05/2021	280,000	312,121
HSBC USA, Inc.
0.89%, 11/13/2019 (A)	460,000	458,207
2.38%, 11/13/2019	550,000	548,597
ING Bank NV
0.84%, 03/16/2018 (A) (B) (D)	900,000	900,697
2.45%, 03/16/2020 (B) (D)	80,000	79,993
KeyBank NA
2.50%, 12/15/2019	100,000	100,432
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	750,000	751,087
Mizuho Bank, Ltd.
3.60%, 09/25/2024 (B) (D)	800,000	809,285
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (F)	400,000	384,000
Swedbank AB
2.20%, 03/04/2020 (B) (D)	1,190,000	1,182,053
Toronto-Dominion Bank
0.52%, 05/02/2017 (A)	400,000	399,764
Wells Fargo & Co. Series MTN
3.00%, 02/19/2025	500,000	478,870
Westpac Banking Corp.
1.04%, 09/25/2015 (A)	300,000	300,509

		11,392,128

Biotechnology - 0.4%
Amgen, Inc.
3.13%, 05/01/2025	1,450,000	1,371,905
3.63%, 05/22/2024	400,000	396,794
4.10%, 06/15/2021	400,000	426,081

		2,194,780

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.0% (C)
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	$ 140,000	$ 138,960
Masco Corp.
4.45%, 04/01/2025	40,000	40,100
Owens Corning
4.20%, 12/01/2024	50,000	49,078

		228,138

Capital Markets - 0.5%
Bank of New York Mellon Corp. Series MTN 3.00%, 02/24/2025	1,100,000	1,065,719
Goldman Sachs Group, Inc.
0.73%, 03/22/2016 (A)	300,000	299,807
3.75%, 05/22/2025	140,000	138,158
6.15%, 04/01/2018	280,000	311,326
Series MTN
3.85%, 07/08/2024	300,000	299,740
Morgan Stanley Series MTN 6.63%, 04/01/2018	200,000	224,411
UBS AG
Series MTN
0.66%, 08/14/2017 (A)	250,000	249,357
2.38%, 08/14/2019	250,000	249,980

		2,838,498

Commercial Services & Supplies - 0.1%
ADT Corp. 4.13%, 06/15/2023 (G)	40,000	37,400
Eaton Corp. 2.75%, 11/02/2022	125,000	121,579
ERAC USA Finance LLC
1.40%, 04/15/2016 (B) (G)	100,000	100,171
4.50%, 02/15/2045 (B) (D)	40,000	36,761
MUFG Americas Holdings Corp.
0.85%, 02/09/2018 (A)	114,000	114,143
2.25%, 02/10/2020	41,000	40,510
Waste Management, Inc. 3.13%, 03/01/2025 (G)	40,000	38,806

		489,370

Consumer Finance - 0.4%
American Express Co. 4.90%, 03/15/2020 (A) (E)	180,000	174,384
American Express Credit Corp.
Series MTN
0.76%, 08/15/2019 (A)	700,000	691,510
2.25%, 08/15/2019 (G)	600,000	601,010
Navient Corp. 5.88%, 03/25/2021	770,000	769,515
PACCAR Financial Corp. Series MTN 0.55%, 02/08/2016 (A)	150,000	150,144
Synchrony Financial 2.70%, 02/03/2020	41,000	40,501

		2,427,064

Distributors - 0.0% (C)
WW Grainger, Inc. 4.60%, 06/15/2045	50,000	50,051

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 1.3%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 4.63%, 07/01/2022	$ 150,000	$ 150,375
Bank of America Corp.
Series MTN
0.89%, 08/25/2017 (A)	290,000	289,424
6.88%, 04/25/2018	220,000	248,530
Bank of America NA
0.70%, 05/08/2017 (A)	250,000	249,618
0.73%, 06/05/2017 (A)	1,210,000	1,210,455
1.75%, 06/05/2018	1,210,000	1,207,397
Citigroup, Inc. 4.40%, 06/10/2025	1,200,000	1,195,527
Credit Suisse 0.96%, 04/27/2018 (A)	1,260,000	1,259,996
Ford Motor Credit Co. LLC 0.80%, 09/08/2017 (A)	700,000	695,929
General Electric Capital Corp. 0.89%, 12/11/2015 (A)	120,000	120,306
General Motors Financial Co., Inc. 3.50%, 07/10/2019	200,000	204,234
Helios Leasing I LLC 1.56%, 09/28/2024	157,594	153,403
JPMorgan Chase & Co. 3.25%, 09/23/2022	200,000	198,703
JPMorgan Chase Bank NA 6.00%, 10/01/2017	260,000	283,492
Lazard Group LLC 3.75%, 02/13/2025	81,000	77,083
LeasePlan Corp. NV
2.50%, 05/16/2018 (B) (D)	300,000	300,441
3.00%, 10/23/2017 (B) (D)	250,000	255,193
Tagua Leasing LLC 1.58%, 11/16/2024	161,623	157,417

		8,257,523

Diversified Telecommunication Services - 0.4%
AT&T, Inc.
0.66%, 02/12/2016 (A)	200,000	199,706
0.70%, 03/30/2017 (A)	500,000	498,274
1.21%, 06/30/2020 (A)	170,000	170,659
3.40%, 05/15/2025	150,000	143,056
Verizon Communications, Inc.
0.68%, 06/09/2017 (A)	400,000	399,040
1.05%, 06/17/2019 (A)	300,000	298,116
1.82%, 09/15/2016 (A)	500,000	506,153
4.50%, 09/15/2020 (G)	100,000	107,873
5.15%, 09/15/2023	200,000	218,968

		2,541,845

Electric Utilities - 0.4%
Appalachian Power Co. 3.40%, 06/01/2025	1,430,000	1,409,641
Duke Energy Corp.
0.66%, 04/03/2017 (A)	200,000	200,173
3.75%, 04/15/2024	200,000	203,782
Duke Energy Progress, Inc. 0.48%, 03/06/2017 (A)	200,000	199,585
Entergy Corp. 4.00%, 07/15/2022 (H)	100,000	100,769

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Entergy Louisiana LLC 3.30%, 12/01/2022	$ 150,000	$ 150,367
Exelon Corp. 3.95%, 06/15/2025	46,000	46,271
FirstEnergy Corp. 2.75%, 03/15/2018	100,000	101,473
NextEra Energy Capital Holdings, Inc. 1.59%, 06/01/2017	50,000	50,109
Niagara Mohawk Power Corp. 4.12%, 11/28/2042 (B)	200,000	190,381

		2,652,551

Electrical Equipment - 0.0% (C)
Schneider Electric SE
2.95%, 09/27/2022 (B)	150,000	148,344

Electronic Equipment, Instruments & Components - 0.0% (C)
Flextronics International, Ltd.
4.75%, 06/15/2025 (B)	50,000	49,610

Energy Equipment & Services - 0.1%
DCP Midstream Operating, LP
2.70%, 04/01/2019	100,000	94,209
Energy Transfer Partners, LP
4.05%, 03/15/2025	400,000	377,196
4.75%, 01/15/2026	100,000	98,963
Plains All American Pipeline, LP / PAA Finance Corp.
2.85%, 01/31/2023	100,000	93,856
3.60%, 11/01/2024	100,000	96,520

		760,744

Food & Staples Retailing - 0.0% (C)
CVS Pass-Through Trust
4.16%, 08/11/2036 (B)	97,643	99,233

Food Products - 0.0% (C)
HJ Heinz Co.
2.80%, 07/02/2020 (B) (D) (H)	50,000	50,039
3.50%, 07/15/2022 (B) (D) (H)	50,000	50,117
3.95%, 07/15/2025 (B) (D) (H)	50,000	50,277

		150,433

Gas Utilities - 0.0% (C)
National Fuel Gas Co.
5.20%, 07/15/2025	120,000	121,638

Health Care Equipment & Supplies - 0.4%
Becton Dickinson and Co.
0.74%, 06/15/2016 (A)	470,000	470,217
3.73%, 12/15/2024	110,000	109,630
Boston Scientific Corp.
3.38%, 05/15/2022	1,430,000	1,400,106
Medtronic, Inc.
3.50%, 03/15/2025 (B)	220,000	219,249
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	40,000	39,802
3.15%, 04/01/2022	80,000	78,693
3.55%, 04/01/2025	80,000	77,295

		2,394,992

Health Care Providers & Services - 0.2%
Aetna, Inc.
3.50%, 11/15/2024	50,000	49,014

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	$ 41,000	$ 39,213
McKesson Corp.
0.68%, 09/10/2015 (A)	100,000	99,992
UnitedHealth Group, Inc.
2.88%, 12/15/2021	1,090,000	1,089,881

		1,278,100

Hotels, Restaurants & Leisure - 0.2%
Carnival Corp. 1.20%, 02/05/2016	200,000	200,251
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025 (B)	900,000	857,250

		1,057,501

Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	260,000	254,167
4.50%, 03/11/2044	100,000	101,559

		355,726

Insurance - 0.7%
First American Financial Corp.
4.30%, 02/01/2023	100,000	99,096
4.60%, 11/15/2024	50,000	50,446
Jackson National Life Global Funding 2.30%, 04/16/2019 (B)	300,000	300,734
MetLife, Inc.
4.05%, 03/01/2045	40,000	36,740
5.25%, 06/15/2020 (A) (E)	100,000	99,125
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B) (D) (G)	250,000	246,493
2.30%, 04/10/2019 (B)	700,000	704,355
New York Life Global Funding 1.13%, 03/01/2017 (B)	200,000	199,837
Pricoa Global Funding I
1.15%, 11/25/2016 (B) (G)	500,000	499,862
2.20%, 05/16/2019 (B)	200,000	199,911
Principal Life Global Funding II 2.20%, 04/08/2020 (B) (D)	1,300,000	1,283,925
QBE Insurance Group, Ltd. 2.40%, 05/01/2018 (B)	200,000	201,107
Reliance Standard Life Global Funding II 2.50%, 04/24/2019 (B)	100,000	100,359
XLIT, Ltd. 4.45%, 03/31/2025	40,000	39,650

		4,061,640

Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
2.50%, 11/29/2022 (G)	200,000	189,426
3.30%, 12/05/2021	110,000	111,450

		300,876

IT Services - 0.0% (C)
Fidelity National Information Services, Inc. 3.88%, 06/05/2024	100,000	98,688

Life Sciences Tools & Services - 0.0% (C)
Thermo Fisher Scientific, Inc. 3.30%, 02/15/2022	110,000	108,700

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 0.0% (C)
Stanley Black & Decker, Inc. 2.90%, 11/01/2022	$ 200,000	$ 196,730

Media - 0.3%
21st Century Fox America, Inc. 3.70%, 09/15/2024	800,000	805,974
Comcast Corp. 4.40%, 08/15/2035	50,000	49,649
Cox Communications, Inc. 3.25%, 12/15/2022 (B)	100,000	95,327
Discovery Communications LLC 3.45%, 03/15/2025	40,000	37,534
SES SA 3.60%, 04/04/2023 (B)	200,000	202,918
Sky PLC
3.13%, 11/26/2022 (B)	80,000	77,849
3.75%, 09/16/2024 (B)	200,000	195,251
Time Warner Cos., Inc. 3.60%, 07/15/2025	180,000	175,082

		1,639,584

Metals & Mining - 0.0% (C)
Anglo American Capital PLC 1.23%, 04/15/2016 (A) (B)	200,000	199,530

Multi-Utilities - 0.0% (C)
Sempra Energy 2.88%, 10/01/2022	150,000	145,437

Multiline Retail - 0.0% (C)
Family Tree Escrow LLC 5.75%, 03/01/2023 (B)	101,000	105,545

Oil, Gas & Consumable Fuels - 0.9%
BP Capital Markets PLC
0.70%, 02/13/2018 (A)	450,000	450,341
2.32%, 02/13/2020	800,000	796,815
3.51%, 03/17/2025	120,000	118,339
3.54%, 11/04/2024	219,000	216,991
Canadian Natural Resources, Ltd. 0.66%, 03/30/2016 (A)	100,000	99,819
Continental Resources, Inc. 3.80%, 06/01/2024 (G)	100,000	91,280
Devon Energy Corp. 0.74%, 12/15/2015 (A)	200,000	199,838
Dolphin Energy, Ltd. 5.50%, 12/15/2021 (F)	400,000	453,090
Enbridge, Inc. 3.50%, 06/10/2024	100,000	93,402
EOG Resources, Inc. 3.90%, 04/01/2035	40,000	37,866
Kinder Morgan, Inc. 5.05%, 02/15/2046	800,000	693,690
Occidental Petroleum Corp. 3.50%, 06/15/2025	1,830,000	1,823,681
Petroleos Mexicanos 6.00%, 03/05/2020	200,000	223,500
Rosneft Finance SA Series MTN 7.88%, 03/13/2018 (F) (G)	200,000	209,000
Statoil ASA 2.45%, 01/17/2023	125,000	120,466

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Western Gas Partners, LP 4.00%, 07/01/2022	$ 115,000	$ 115,399
Woodside Finance, Ltd. 3.65%, 03/05/2025 (B)	40,000	38,415

		5,781,932

Paper & Forest Products - 0.0% (C)
International Paper Co. 3.80%, 01/15/2026	50,000	48,989

Pharmaceuticals - 0.5%
AbbVie, Inc. 1.04%, 11/06/2015 (A)	200,000	200,290
Actavis Funding SCS
3.80%, 03/15/2025	80,000	78,586
3.85%, 06/15/2024	100,000	98,795
Baxalta, Inc.
3.60%, 06/23/2022 (B)	50,000	49,969
4.00%, 06/23/2025 (B)	50,000	49,628
Eli Lilly & Co. 2.75%, 06/01/2025	1,190,000	1,149,611
Endo Finance LLC / Endo Finco, Inc. 5.38%, 01/15/2023 (B)	1,000,000	987,500
Johnson & Johnson 0.36%, 11/28/2016 (A)	200,000	200,013
Merck & Co., Inc. 2.35%, 02/10/2022	81,000	78,343

		2,892,735

Professional Services - 0.1%
Moody’s Corp.
2.75%, 07/15/2019	200,000	201,705
5.25%, 07/15/2044	100,000	102,821

		304,526

Real Estate Investment Trusts - 0.6%
Alexandria Real Estate Equities, Inc. 4.50%, 07/30/2029	300,000	300,567
American Tower Corp.
3.50%, 01/31/2023	100,000	96,056
4.00%, 06/01/2025	1,250,000	1,221,746
Digital Realty Trust, LP 3.95%, 07/01/2022	1,830,000	1,826,205
iStar Financial, Inc. 4.00%, 11/01/2017	100,000	98,250

		3,542,824

Road & Rail - 0.2%
Aviation Capital Group Corp. 3.88%, 09/27/2016 (B)	200,000	203,538
Burlington Northern Santa Fe LLC 3.00%, 03/15/2023	200,000	195,396
Canadian National Railway Co. 2.25%, 11/15/2022	400,000	381,812
JB Hunt Transport Services, Inc. 2.40%, 03/15/2019	100,000	100,911
Norfolk Southern Corp. 4.45%, 06/15/2045	50,000	47,973

		929,630

Software - 0.6%
Adobe Systems, Inc. 3.25%, 02/01/2025	41,000	39,583

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Autodesk, Inc. 4.38%, 06/15/2025	$ 100,000	$ 100,262
Microsoft Corp.
2.13%, 11/15/2022	300,000	286,296
2.70%, 02/12/2025	800,000	770,912
Oracle Corp.
0.78%, 10/08/2019 (A)	500,000	503,993
2.80%, 07/08/2021	400,000	404,872
2.95%, 05/15/2025	1,250,000	1,203,025
4.30%, 07/08/2034	400,000	394,457

		3,703,400

Specialty Retail - 0.0% (C)
Home Depot, Inc. 4.25%, 04/01/2046	50,000	48,552
QVC, Inc.
4.45%, 02/15/2025	100,000	96,494
4.85%, 04/01/2024	100,000	100,159

		245,205

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.
0.58%, 05/06/2019 (A)	400,000	401,045
3.45%, 05/06/2024	400,000	407,893

		808,938

Tobacco - 0.1%
BAT International Finance PLC
3.50%, 06/15/2022 (B) (D)	50,000	50,456
3.95%, 06/15/2025 (B) (D)	100,000	100,888
Reynolds American, Inc.
4.00%, 06/12/2022	50,000	51,073
4.45%, 06/12/2025	100,000	101,882
4.85%, 09/15/2023	100,000	105,657

		409,956

Transportation Infrastructure - 0.0% (C)
Sydney Airport Finance Co. Pty, Ltd. 3.38%, 04/30/2025 (B) (D)	50,000	48,106

Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
6.00%, 03/01/2023	104,000	106,470
6.38%, 03/01/2025	104,000	106,340
VimpelCom Holdings BV 5.20%, 02/13/2019 (B)	200,000	190,850

		403,660

Total Corporate Debt Securities (Cost $69,664,020)		68,980,320

FOREIGN GOVERNMENT OBLIGATION - 0.2%
Province of Ontario, Canada 1.65%, 09/27/2019 (G)	1,200,000	1,195,218

Total Foreign Government Obligation (Cost $1,197,948)		1,195,218

MORTGAGE-BACKED SECURITIES - 0.2%
Banc of America Commercial Mortgage Trust Series 2006-6, Class A2 5.31%, 10/10/2045	14,505	14,538

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust Series 2005-5, Class 1A1 0.63%, 07/25/2035 (A)	$ 59,495	$ 58,185
CHL Mortgage Pass-Through Trust Series 2005-9, Class 1A1 0.49%, 05/25/2035 (A)	99,434	85,004
DBRR Trust Series 2013-EZ2, Class A 0.85%, 02/25/2045 (A) (B)	4,727	4,724
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS Series 2013-C8, Class XA 1.60%, 12/15/2048 (A)	2,413,984	136,161
Structured Adjustable Rate Mortgage Loan Trust Series 2005-4, Class 6A1 0.43%, 03/25/2035 (A)	762,056	685,784

Total Mortgage-Backed Securities (Cost $926,922)		984,396

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds Series S1 6.92%, 04/01/2040	200,000	257,354
Los Angeles Community College District, General Obligation Unlimited 6.60%, 08/01/2042	200,000	266,962
State of California, General Obligation Unlimited 7.35%, 11/01/2039	300,000	418,146

		942,462

New York - 0.0% (C)
Port Authority of New York & New Jersey, Revenue Bonds 4.46%, 10/01/2062	200,000	191,458

Utah - 0.0% (C)
Utah State Board of Regents, Revenue Bonds Series 1 0.94%, 12/26/2031 (A)	94,204	94,169

Total Municipal Government Obligations (Cost $1,258,605)		1,228,089

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.8%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019	14,450,000	14,257,078
2.38%, 01/13/2022	10,800,000	10,934,676
Federal National Mortgage Association
0.88%, 10/26/2017	1,800,000	1,800,824
1.88%, 09/18/2018 (G)	6,800,000	6,946,792
4.50%, 04/01/2028 - 10/01/2041	1,295,204	1,402,993
Financing Corp., Principal Only STRIPS 05/11/2018	600,000	578,888

Total U.S. Government Agency Obligations (Cost $35,083,688)		35,921,251

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 24.3%
U.S. Treasury Bond
2.75%, 08/15/2042	$ 33,400,000	$ 31,075,059
3.13%, 08/15/2044	14,400,000	14,423,630
3.38%, 05/15/2044	500,000	525,196
U.S. Treasury Inflation Indexed Note 1.88%, 07/15/2015	2,554,230	2,561,412
U.S. Treasury Note
1.00%, 08/31/2019 (I)	1,500,000	1,473,984
1.50%, 01/31/2022	400,000	387,250
1.63%, 08/15/2022 - 11/15/2022	73,900,000	71,635,719
1.75%, 02/28/2022	3,700,000	3,635,539
2.00%, 10/31/2021	10,500,000	10,518,869
2.38%, 08/15/2024	12,400,000	12,466,848
2.50%, 05/15/2024	2,900,000	2,949,616

Total U.S. Government Obligations (Cost $149,026,148)		151,653,122

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.4%
Federal Farm Credit Discount Notes 0.04%, 07/08/2015 (J)	600,000	599,995
Federal Home Loan Bank Discount Notes
0.04%, 07/06/2015 - 07/15/2015 (J)	17,100,000	17,099,816
0.07%, 08/07/2015 - 08/19/2015 (J)	10,500,000	10,499,143
0.08%, 07/06/2015 - 08/12/2015 (J)	5,600,000	5,599,776
0.09%, 08/05/2015 - 09/25/2015 (J)	70,600,000	70,587,772
0.10%, 08/07/2015 - 09/02/2015 (J)	15,600,000	15,598,162
0.16%, 11/18/2015 (J)	4,500,000	4,497,305
0.17%, 09/04/2015 - 09/09/2015 (J)	1,500,000	1,499,518
Federal Home Loan Mortgage Corp. Discount Notes
0.10%, 10/29/2015 (J)	18,600,000	18,593,800
0.15%, 07/07/2015 (J)	3,300,000	3,299,917
Federal National Mortgage Association Discount Notes 0.08%, 09/18/2015 (J)	10,500,000	10,498,157

Total Short-Term U.S. Government Agency Obligations (Cost $158,373,361)		158,373,361

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 14.1%
U.S. Treasury Bill
0.02%, 09/03/2015 (I) (J) (K)	310,000	309,989
0.03%, 09/17/2015 (I) (J) (K)	920,000	919,945
0.03%, 09/24/2015 (J) (K)	380,000	379,973
0.04%, 09/03/2015 - 09/17/2015 (I) (J) (K)	4,141,000	4,140,655
0.05%, 09/10/2015 (I) (J)	4,405,000	4,404,566
0.23%, 03/03/2016 (I) (J) (K)	31,900,000	31,850,954
0.26%, 03/03/2016 (I) (J) (K)	46,200,000	46,118,707

Total Short-Term U.S. Government Obligations (Cost $88,124,789)		88,124,789

	Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 1.6%
S&P 500®, Put Index Value $1,800.00 Expires 06/17/2016	1,561	10,310,405

Total Exchange-Traded Options Purchased (Cost $8,449,756)		10,310,405

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.0% (C)
Put, receives Floating Rate Index 3-Month USD-LIBOR BBA (D), Exercise rate 3.45%, Expires 09/21/2015, BNP	$ 300,000	$ 2,093

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $23,689)		2,093

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (J)	9,922,070	9,922,070

Total Securities Lending Collateral (Cost $9,922,070)		9,922,070

	Principal	Value
REPURCHASE AGREEMENTS - 13.1%
Bank of America NA 0.16% (J), dated 06/15/2015, to be repurchased at $22,902,137 on 07/06/2015 (L). Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2044, and with a value of $23,383,069.	$ 22,900,000	22,900,000
HSBC Bank PLC 0.24% (J), dated 06/30/2015, to be repurchased at $7,800,052 on 07/01/2015. Collateralized by a U.S. Government Obligation, 1.75%, due 03/31/2022, and with a value of $8,060,253.	7,800,000	7,800,000
RBC Capital Markets LLC 0.25% (J), dated 06/30/2015, to be repurchased at $37,700,262 on 07/01/2015. Collateralized by a U.S. Government Obligation, 2.50%, due 08/15/2023, and with a value of $38,461,375.	37,700,000	37,700,000
State Street Bank & Trust Co. 0.01% (J), dated 06/30/2015, to be repurchased at $12,884,783 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $13,143,866.	12,884,779	12,884,779

Total Repurchase Agreements (Cost $81,284,779)		81,284,779

Total Investments (Cost $605,506,005) (M)		610,268,555
Net Other Assets (Liabilities) - 2.0%		12,356,913

Net Assets - 100.0%		$ 622,625,468

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Value
Call - 30-Year	GSC	6-Month EUR-EURIBOR Reuters	Receive	0.75%	09/11/2015	EUR	2,800,000	$(75,509)	$(104)
Put - 5-Year	BNP	3-Month USD-LIBOR BBA	Pay	2.50	09/21/2015	USD	1,260,000	(22,578)	(1,445)
Put - 30-Year	GSC	6-Month EUR-EURIBOR Reuters	Pay	1.30	09/11/2015	EUR	2,800,000	(81,431)	(326,132)

Total								$(179,518)	$(327,681)

CENTRALLY CLEARED SWAP AGREEMENTS: (N)

Credit Default Swap Agreements on Credit Indices - Sell Protection (O)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (P)		Fair Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 18	1.00%	06/20/2018	USD	23,800,000	$415,572	$214,491	$201,081
North American Investment Grade Index - Series 20	1.00	06/20/2018	USD	26,600,000	463,506	209,405	254,101
North American Investment Grade Index - Series 21	1.00	12/20/2018	USD	62,200,000	1,026,113	1,029,847	(3,734)
North American Investment Grade Index - Series 22	1.00	06/20/2019	USD	87,500,000	1,348,638	1,651,281	(302,643)
North American Investment Grade Index - Series 23	1.00	12/20/2019	USD	46,300,000	628,734	701,742	(73,008)
North American Investment Grade Index - Series 24	1.00	06/20/2020	USD	263,200,000	3,813,108	4,699,655	(886,547)

Total					$7,695,671	$8,506,421	$(810,750)

Interest Rate Swap Agreements - Fixed Rate Receivable
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.25%	12/16/2022	USD	700,000	$(3,451)	$(5,719)	$2,268
6-Month EUR-EURIBOR	1.25	09/13/2018	EUR	700,000	32,516	(1,647)	34,163

Total					$29,065	$(7,366)	$36,431

Interest Rate Swap Agreements - Fixed Rate Payable
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EUR-EURIBOR	2.00%	01/29/2024	EUR	500,000	$(50,931)	$(3,181)	$(47,750)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (O)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread (Basis Points) at June 30, 2015 (R)	Notional Amount (P)		Fair Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Russian Foreign Bond -Eurobond, 7.50%, 03/31/2030	JPM	1.00%	06/20/2020	336.54	USD	200,000	$(20,429)	$(29,103)	$8,674

Total Return Swap Agreements - Payable (S)
Reference Entity	Counterparty	Floating Rate	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	BOA	3-Month USD-LIBOR BBA	05/16/2016	12,005	$(1,410,240)	$0	$(1,410,240)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FUTURES CONTRACTS: (T)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Long	41	09/30/2015	$—	$(6,125)
10-Year U.S. Treasury Note	Long	22	09/21/2015	—	(18,927)
Russell 2000® Mini Index	Long	256	09/18/2015	—	(267,008)
S&P 500® E-Mini	Long	2,689	09/18/2015	—	(4,787,834)

Total				$—	$(5,079,894)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	07/02/2015	JPY	371,900,000	USD	3,000,616	$38,224	$—
BNP	08/04/2015	USD	3,001,614	JPY	371,900,000	—	(38,444)
BOA	07/02/2015	USD	3,007,761	JPY	371,900,000	—	(31,079)
HSBC	07/02/2015	EUR	163,000	USD	178,251	3,474	—

Total						$41,698	$(69,523)

SECURITY VALUATION:

Valuation Inputs (U)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$2,288,662	$—	$2,288,662
Corporate Debt Securities	—	68,980,320	—	68,980,320
Foreign Government Obligation	—	1,195,218	—	1,195,218
Mortgage-Backed Securities	—	984,396	—	984,396
Municipal Government Obligations	—	1,228,089	—	1,228,089
U.S. Government Agency Obligations	—	35,921,251	—	35,921,251
U.S. Government Obligations	—	151,653,122	—	151,653,122
Short-Term U.S. Government Agency Obligations	—	158,373,361	—	158,373,361
Short-Term U.S. Government Obligations	—	88,124,789	—	88,124,789
Exchange-Traded Options Purchased	10,310,405	—	—	10,310,405
Over-the-Counter Interest Rate Swaptions Purchased	—	2,093	—	2,093
Securities Lending Collateral	9,922,070	—	—	9,922,070
Repurchase Agreements	—	81,284,779	—	81,284,779

Total Investments	$20,232,475	$590,036,080	$—	$610,268,555

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$7,695,671	$—	$7,695,671
Centrally Cleared Interest Rate Swap Agreements	—	32,516	—	32,516
Forward Foreign Currency Contracts (V)	—	41,698	—	41,698

Total Other Financial Instruments	$—	$7,769,885	$—	$7,769,885

LIABILITIES
Other Financial Instruments
Over-the-Counter Interest Rate Swaptions Written	$—	$(327,681)	$—	$(327,681)
Centrally Cleared Interest Rate Swap Agreements	—	(54,382)	—	(54,382)
Over-the-Counter Credit Default Swap Agreements	—	(20,429)	—	(20,429)
Over-the-Counter Total Return Swap Agreements	—	(1,410,240)	—	(1,410,240)
Futures Contracts (V)	(5,079,894)	—	—	(5,079,894)
Forward Foreign Currency Contracts (V)	—	(69,523)	—	(69,523)

Total Other Financial Instruments	$(5,079,894)	$(1,882,255)	$—	$(6,962,149)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of June 30, 2015.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the total aggregate value of 144A securities is $16,427,315, representing 2.6% of the Portfolio’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Illiquid security and/or derivative. Total aggregate value of illiquid securities is $7,045,507, representing 1.1% of the Portfolio’s net assets, and total aggregate value of illiquid derivatives is $2,093, representing less than 0.1% of the Portfolio’s net assets.
(E)	The security has a perpetual maturity; the date displayed is the next call date.
(F)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(G)	All or a portion of the security is on loan. The value of all securities on loan is $9,723,242. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	When-issued security or delayed-delivery security; to be settled and delivered after June 30, 2015.
(I)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $13,367,737.
(J)	Rate disclosed reflects the yield at June 30, 2015.
(K)	All or a portion of the security has been segregated by the custodian as collateral for open swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open swap, swaptions and/or forward foreign currency contracts is $1,301,294.
(L)	Open maturity repurchase agreement. Both the Portfolio and counterparty have the right to terminate the repurchase agreement at any time.
(M)	Aggregate cost for federal income tax purposes is $605,506,005. Aggregate gross unrealized appreciation and depreciation for all securities is $7,259,671 and $2,497,121, respectively. Net unrealized appreciation for tax purposes is $4,762,550.
(N)	Cash in the amount of $3,034,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(O)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(P)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(Q)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(R)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(S)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(T)	Cash in the amount of $460,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(U)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(V)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank

PORTFOLIO ABBREVIATIONS:

BBA	British Bankers’ Association
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro InterBank Offered Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $524,221,226) (including securities loaned of $9,723,242)	$528,983,776
Repurchase agreement, at value (cost $81,284,779)	81,284,779
Cash on deposit with broker	3,494,000
Foreign currency, at value (cost $19,274)	19,277
Cash	2,040
Unrealized appreciation on forward foreign currency contracts	41,698
Receivables:
Shares sold	837,930
Investments sold	21,899,275
Interest	1,819,855
Tax reclaims	2,177
Net income from securities lending	1,202
Variation margin receivable on derivative financial instruments	1,623,698
Prepaid expenses	1,571

Total assets	640,011,278

Liabilities:
Payables and other liabilities:
Shares redeemed	14,335
Investments purchased	4,747,392
When-issued or delayed-delivery securities purchased	249,561
Investment advisory fees	424,597
Distribution and service fees	135,581
Administration fees	13,715
Transfer agent fees	1,472
Trustees and CCO fees	2,698
Audit and tax fees	8,883
Legal fees	5,144
Printing and shareholder reports fees	32,113
Other	376
Collateral for securities on loan	9,922,070
Written options and swaptions, at value (premium received $179,518)	327,681
Unrealized depreciation on forward foreign currency contracts	69,523
OTC swap agreements, at value	1,430,669

Total liabilities	17,385,810

Net assets	$622,625,468

Net assets consist of:
Capital stock ($0.01 par value)	$524,164
Additional paid-in capital	594,010,657
Undistributed (distributions in excess of) net investment income (loss)	1,845,915
Accumulated net realized gain (loss)	28,961,634
Net unrealized appreciation (depreciation) on:
Investments	4,762,550
Futures contracts	(5,079,894)
Written options and swaptions	(148,163)
Swap agreements	(2,223,635)
Translation of assets and liabilities denominated in foreign currencies	(27,760)

Net assets	$622,625,468

Net assets by class:
Initial Class	$7,000,183
Service Class	615,625,285

Shares outstanding:
Initial Class	583,412
Service Class	51,833,008

Net asset value and offering price per share:
Initial Class	$12.00
Service Class	11.88

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Interest income	$3,229,639
Net income from securities lending	7,967
Withholding taxes on foreign income	(259)

Total investment income	3,237,347

Expenses:
Investment advisory fees	2,335,881
Distribution and service fees:
Service Class	745,315
Administration fees	75,438
Transfer agent fees	3,998
Trustees and CCO fees	8,730
Audit and tax fees	10,268
Custody fees	86,596
Legal fees	15,030
Printing and shareholder reports fees	22,931
Other	8,478

Total expenses	3,312,665

Net investment income (loss)	(75,318)

Net realized gain (loss) on:
Investments	(5,547,763)
Futures contracts	15,639,170
Written options and swaptions	19,240
Swap agreements	5,524,777
Foreign currency transactions	140,983

Net realized gain (loss)	15,776,407

Net change in unrealized appreciation (depreciation) on:
Investments	(4,620,803)
Futures contracts	(11,567,343)
Written options and swaptions	(161,248)
Swap agreements	(1,002,438)
Translation of assets and liabilities denominated in foreign currencies	(62,969)

Net change in unrealized appreciation (depreciation)	(17,414,801)

Net realized and change in unrealized gain (loss)	(1,638,394)

Net increase (decrease) in net assets resulting from operations	$(1,713,712)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$(75,318)	$(195,118)
Net realized gain (loss)	15,776,407	21,386,165
Net change in unrealized appreciation (depreciation)	(17,414,801)	12,021,727

Net increase (decrease) in net assets resulting from operations	(1,713,712)	33,212,774

Distributions to shareholders:
Net investment income:
Initial Class	—	(78,253)
Service Class	—	(4,644,674)

Total distributions from net investment income	—	(4,722,927)

Net realized gains:
Initial Class	—	(231,080)
Service Class	—	(15,010,990)

Total distributions from net realized gains	—	(15,242,070)

Total distributions to shareholders	—	(19,964,997)

Capital share transactions:
Proceeds from shares sold:
Initial Class	248,159	613,534
Service Class	54,011,583	230,467,899

	54,259,742	231,081,433

Dividends and distributions reinvested:
Initial Class	—	309,333
Service Class	—	19,655,664

	—	19,964,997

Cost of shares redeemed:
Initial Class	(558,339)	(1,211,674)
Service Class	(2,981,852)	(5,385,815)

	(3,540,191)	(6,597,489)

Net increase (decrease) in net assets resulting from capital share transactions	50,719,551	244,448,941

Net increase (decrease) in net assets	49,005,839	257,696,718

Net assets:
Beginning of period/year	573,619,629	315,922,911

End of period/year	$622,625,468	$573,619,629

Undistributed (distributions in excess of) net investment income (loss)	$1,845,915	$1,921,233

Capital share transactions - shares:
Shares issued:
Initial Class	20,389	51,988
Service Class	4,473,638	19,582,621

	4,494,027	19,634,609

Shares reinvested:
Initial Class	—	26,259
Service Class	—	1,682,848

	—	1,709,107

Shares redeemed:
Initial Class	(45,858)	(101,863)
Service Class	(248,366)	(464,751)

	(294,224)	(566,614)

Net increase (decrease) in shares outstanding:
Initial Class	(25,469)	(23,616)
Service Class	4,225,272	20,800,718

	4,199,803	20,777,102

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013		December 31, 2012		December 31, 2011		December 31, 2010
Net asset value, beginning of period/year	$12.00		$11.59	$10.40		$10.49		$10.97		$11.40

Investment operations:
Net investment income (loss) (A)	0.01		0.02	0.01		0.11	(B)	0.18	(B)	0.21	(B)
Net realized and unrealized gain (loss)	(0.01)		0.90	1.25		0.01		(0.52)		(0.59)

Total investment operations	(0.00	)(C)	0.92	1.26		0.12		(0.34)		(0.38)

Distributions:
Net investment income	—		(0.13)	(0.07)		(0.21)		(0.14)		(0.03)
Net realized gains	—		(0.38)	—		—		—		(0.02)

Total distributions	—		(0.51)	(0.07)		(0.21)		(0.14)		(0.05)

Net asset value, end of period/year	$12.00		$12.00	$11.59		$10.40		$10.49		$10.97

Total return (D)	0.00	%(E)(F)	8.05%	12.16%		1.19%		(3.10)%		(3.28)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,000		$7,308	$7,332		$7,392		$10,041		$10,832
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85	%(G)	0.86%	0.90%		1.00	%(H)	0.99	%(H)	1.02	%(H)
Including waiver and/or reimbursement and recapture	0.85	%(G)	0.86%	0.91%		0.99	%(H)	1.00	%(H)	1.00	%(H)
Net investment income (loss) to average net assets	0.22	%(G)	0.20%	0.10%		1.05%		1.63%		1.96%
Portfolio turnover rate	21	%(F)	25%	54	%(I)	783	%(J)	788	%(J)	981	%(J)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Rounds to less than 0.01% or (0.01)%.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(I)	Decrease in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013		December 31, 2012		December 31, 2011		December 31, 2010
Net asset value, beginning of period/year	$11.90		$11.51	$10.35		$10.43		$10.93		$11.38

Investment operations:
Net investment income (loss) (A)	(0.00	)(B)	(0.01)	(0.02)		0.08	(C)	0.17	(C)	0.20	(C)
Net realized and unrealized gain (loss)	(0.02)		0.90	1.24		0.02		(0.54)		(0.60)

Total investment operations	(0.02)		0.89	1.22		0.10		(0.37)		(0.40)

Distributions:
Net investment income	—		(0.12)	(0.06)		(0.18)		(0.13)		(0.03)
Net realized gains	—		(0.38)	—		—		—		(0.02)

Total distributions	—		(0.50)	(0.06)		(0.18)		(0.13)		(0.05)

Net asset value, end of period/year	$11.88		$11.90	$11.51		$10.35		$10.43		$10.93

Total return (D)	(0.17	)%(E)	7.83%	11.85%		0.98%		(3.41)%		(3.46)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$615,625		$566,312	$308,591		$72,894		$63,413		$59,866
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.10	%(F)	1.11%	1.15%		1.25	%(G)	1.24	%(G)	1.27	%(G)
Including waiver and/or reimbursement and recapture	1.10	%(F)	1.11%	1.16%		1.24	%(G)	1.25	%(G)	1.25	%(G)
Net investment income (loss) to average net assets	(0.03	)%(F)	(0.05)%	(0.16)%		0.80%		1.53%		1.85%
Portfolio turnover rate	21	%(E)	25%	54	%(H)	783	%(I)	788	%(I)	981	%(I)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Decrease in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Tactical—Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the over-the-counter (“OTC”) inter-bank currency dealer market. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Open forward foreign currency contracts at June 30, 2015, if any, are listed in the Schedule of Investments.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Open option contracts at June 30, 2015, if any, are included within the Schedule of Investments.

Transactions in written options at June 30, 2015 are as follows:

	Call Options		Put Options
	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2014	$—	—	$—	—
Options written	10,065	19	9,175	19
Options closed	—	—	—	—
Options expired	(10,065)	(19)	(9,175)	(19)
Options exercised	—	—	—	—
Balance at June 30, 2015	$—	—	$—	—

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Transactions in written swaptions at June 30, 2015 are as follows:

	Call Options			Put Options
	Amount of Premiums	Notional Amount		Amount of Premiums	Notional Amount		Notional Amount
Balance at December 31, 2014	$—	EUR	—	$22,578	EUR	—	USD	1,260,000
Options written	75,509		2,800,000	81,431		2,800,000		—
Options closed	—		—	—		—		—
Options expired	—		—	—		—		—
Options exercised	—		—	—		—		—
Balance at June 30, 2015	$75,509	EUR	2,800,000	$104,009	EUR	2,800,000	USD	1,260,000

Futures contracts: The Portfolio is subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2015, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is shown on the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the OTC market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses in the Statement of Operations. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Specific risks and accounting related to each type of swap agreement are identified and described as follows:

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market to reduce its risk

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swaps, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolio is subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open centrally cleared swap agreements at June 30, 2015, if any, are listed in the Schedule of Investments. The centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded by the Portfolio, if applicable, and is shown on the Statement of Assets and Liabilities.

Open OTC swap agreements at June 30, 2015, if any, are listed in the Schedule of Investments. The value, as applicable, is shown on the Statement of Assets and Liabilities.

When-Issued, forward delivery securities and delayed-delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

When-issued securities or delayed-delivery securities held at June 30, 2015, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued or delayed-delivery securities purchased in the Statement of Assets and Liabilities.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2015, if any, are identified in the Schedule of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2015.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2015, if any, are identified in the Schedule of Investments.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $250 million	0.78%
Over $250 million up to $750 million	0.77%
Over $750 million up to $1.5 billion	0.76%
Over $1.5 billion	0.73%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.95%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 37,719,204	$ 39,363,988	$ 5,358,084	$ 47,923,253

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015. The primary risks pertaining to each derivative type is disclosed in further detail within the Organization and Significant Accounting Policies section of the notes.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A) (B)	$2,093	$—	$10,310,405	$—	$—	$10,312,498
Centrally cleared swap agreements, at value (B) (C)	32,516	—	—	7,695,671	—	7,728,187
Unrealized appreciation on forward foreign currency contracts	—	41,698	—	—	—	41,698
Total (D)	$34,609	$41,698	$10,310,405	$7,695,671	$—	$18,082,383

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions, at value (B)	$(327,681)	$—	$—	$—	$—	$(327,681)
Net unrealized depreciation on futures contracts (B) (E)	(25,052)	—	(5,054,842)	—	—	(5,079,894)
Centrally cleared swap agreements, at value (B) (C)	(54,382)	—	—	—	—	(54,382)
OTC swap agreements, at value	—	—	(1,410,240)	(20,429)	—	(1,430,669)
Unrealized depreciation on forward foreign currency contracts	—	(69,523)	—	—	—	(69,523)
Total (D)	$(407,115)	$(69,523)	$(6,465,082)	$(20,429)	$—	$(6,962,149)

(A)	Included within Investments, at value on the Statement of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Included within fair value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(D)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.
(E)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(6,289,144)	$—	$—	$(6,289,144)
Futures contracts	78,132	—	15,561,038	—	—	15,639,170
Written options and swaptions	19,240	—	—	—	—	19,240
Swap agreements	64,153	—	2,817,023	2,643,601	—	5,524,777
Forward foreign currency contracts (B)	—	148,028	—	—	—	148,028
Total	$161,525	$148,028	$12,088,917	$2,643,601	$—	$15,042,071

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (C)	$(1,605)	$—	$1,514,493	$—	$—	$1,512,888
Futures contracts	(28,347)	—	(11,538,996)	—	—	(11,567,343)
Written options and swaptions	(161,248)	—	—	—	—	(161,248)
Swap agreements	(4,472)	—	650,439	(1,648,405)	—	(1,002,438)
Forward foreign currency contracts (D)	—	(65,506)	—	—	—	(65,506)
Total	$(195,672)	$(65,506)	$(9,374,064)	$(1,648,405)	$—	$(11,283,647)

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statement of Operations.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions on the Statement of Operations.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies on Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

Purchased Options and Swaptions at Value		Written Options and Swaptions at Value		Forward Foreign Currency Contracts at Contract Amount			Futures Contracts at Notional Amount		Swap Agreements at Notional Amount (A)
Calls	Puts	Calls	Puts	Purchased	Sold	Cross Currency	Long	Short
$ —	$ 6,956,193	$ (43,229)	$ (89,827)	$ 2,739,125	$ 5,748,188	$ —	5,913,457	(38)	572,079,161

(A)	USD equivalent of notional amount.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (futures contracts, exchange traded options, and exchange traded swap agreements) while collateral terms are contract specific for OTC traded derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2015. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

		Gross Amounts Not Offset in the Statement of Assets and Liabilities				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Financial Instruments	Collateral Received (B)	Net Amount	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities (A)	Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
BNP Paribas	$40,317	$(39,889)	$—	$428	$39,889	$(39,889)	$—	$—
Bank of America, N.A.	—	—	—	—	1,441,319	—	(980,314)	461,005
Goldman Sachs Bank	—	—	—	—	326,236	—	(320,980)	5,256
HSBC Bank USA	3,474	—	—	3,474	—	—	—	—
JPMorgan Chase Bank, N.A.	—	—	—	—	20,429	—	—	20,429
Other Derivatives (C)	18,038,592	—	—	18,038,592	5,134,276	—	—	5,134,276
Total	$18,082,383	$(39,889)	$—	$18,042,494	$6,962,149	$(39,889)	$(1,301,294)	$5,620,966

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica PIMCO Tactical - Balanced VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods. The Board also noted that the Sub-Adviser had commenced subadvising the Portfolio on September 17, 2012.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Initial Class	$1,000.00	$998.30	$4.51	$1,020.30	$4.56	0.91%
Service Class	1,000.00	996.50	5.74	1,019.00	5.81	1.16

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Repurchase Agreements	31.7%
U.S. Government Obligations	30.3
Corporate Debt Securities	12.3
U.S. Government Agency Obligations	9.1
Short-Term U.S. Government Obligations	8.1
Short-Term U.S. Government Agency Obligations	4.1
Securities Lending Collateral	3.8
Exchange-Traded Options Purchased	1.3
Municipal Government Obligations	0.5
Foreign Government Obligation	0.5
Asset-Backed Securities	0.4
Mortgage-Backed Securities	0.2
Over-the-Counter Interest Rate Swaptions Purchased	0.0 *
Net Other Assets (Liabilities) ^	(2.3)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, securities sold short, TBA short commitments, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.4%
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 05/15/2018	$ 100,000	$ 100,021
Bear Stearns Asset-Backed Securities Trust
Series 2005-SD1, Class 2M2
1.39%, 01/25/2045 (A)	346,384	283,782
FFMLT Trust
Series 2005-FF2, Class M4
1.07%, 03/25/2035 (A)	300,000	275,478
Mercedes-Benz Auto Receivables Trust
Series 2014-1, Class A2
0.43%, 02/15/2017	64,294	64,274
Northstar Education Finance, Inc.
Series 2012-1, Class A
0.89%, 12/26/2031 (A) (B)	67,223	67,510
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.45%, 07/15/2036 (A)	64,536	64,168
SLM Private Credit Student Loan Trust
Series 2006-B, Class A4
0.47%, 03/15/2024 (A)	59,179	58,715
SLM Private Education Loan Trust
Series 2012-E, Class A1
0.94%, 10/16/2023 (A) (B)	14,515	14,547
SLM Student Loan Trust
Series 2004-10, Class A5A
0.68%, 04/25/2023 (A) (B)	47,548	47,564

Total Asset-Backed Securities (Cost $940,744)		976,059

CORPORATE DEBT SECURITIES - 12.3%
Aerospace & Defense - 0.0% (C)
Lockheed Martin Corp.
3.60%, 03/01/2035 (D)	16,000	14,797

Air Freight & Logistics - 0.0% (C)
United Parcel Service, Inc.
2.45%, 10/01/2022	100,000	96,498

Airlines - 0.1%
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	46,093	46,950
5.50%, 04/29/2022	43,043	44,873
Southwest Airlines Co.
2.75%, 11/06/2019	20,000	20,292

		112,115

Automobiles - 0.5%
Daimler Finance North America LLC
0.70%, 03/02/2018 (A) (B)	170,000	169,725
2.25%, 03/02/2020 (B)	300,000	296,369
Toyota Motor Credit Corp.
0.57%, 05/17/2016 (A)	100,000	100,163
Series MTN
2.15%, 03/12/2020 (D)	500,000	499,846

		1,066,103

Banks - 1.9%
Bank of Montreal
Series MTN
2.55%, 11/06/2022 (D)	200,000	194,349

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.83%, 03/05/2018 (A) (B) (E)	$ 200,000	$ 200,256
2.30%, 03/05/2020 (B)	200,000	199,148
Barclays PLC
3.65%, 03/16/2025	500,000	472,899
Commonwealth Bank of Australia
0.55%, 09/08/2017 (A) (B) (E)	100,000	99,947
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/2021	200,000	218,043
Credit Agricole SA
7.88%, 01/23/2024 (A) (B) (D) (F)	250,000	257,005
HSBC Holdings PLC
5.10%, 04/05/2021 (D)	240,000	267,532
HSBC USA, Inc.
0.89%, 11/13/2019 (A)	100,000	99,610
2.38%, 11/13/2019	180,000	179,541
ING Bank NV
0.84%, 03/16/2018 (A) (B) (E)	200,000	200,155
2.45%, 03/16/2020 (B) (E)	30,000	29,997
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	250,000	250,363
Mizuho Bank, Ltd.
3.60%, 09/25/2024 (B) (D) (E)	300,000	303,482
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (G)	400,000	384,000
Swedbank AB
2.20%, 03/04/2020 (B) (E)	450,000	446,995
Toronto-Dominion Bank
0.52%, 05/02/2017 (A)	100,000	99,941
Wells Fargo & Co.
Series MTN
3.00%, 02/19/2025 (D)	200,000	191,548
Westpac Banking Corp.
1.04%, 09/25/2015 (A)	150,000	150,254

		4,245,065

Biotechnology - 0.5%
Amgen, Inc.
3.13%, 05/01/2025	640,000	605,530
3.63%, 05/22/2024	200,000	198,397
4.10%, 06/15/2021	400,000	426,081

		1,230,008

Building Products - 0.0% (C)
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	60,000	59,554
Masco Corp.
4.45%, 04/01/2025 (D)	20,000	20,050
Owens Corning
4.20%, 12/01/2024	20,000	19,632

		99,236

Capital Markets - 0.8%
Bank of New York Mellon Corp.
Series MTN
3.00%, 02/24/2025	500,000	484,417
Goldman Sachs Group, Inc.
0.73%, 03/22/2016 (A)	150,000	149,904
3.75%, 05/22/2025	60,000	59,211

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued)
6.15%, 04/01/2018	$ 240,000	$ 266,851
Series MTN
3.85%, 07/08/2024	100,000	99,913
Morgan Stanley
Series MTN
6.63%, 04/01/2018	200,000	224,411
UBS AG
Series MTN
0.66%, 08/14/2017 (A)	250,000	249,357
2.38%, 08/14/2019	250,000	249,980

		1,784,044

Commercial Services & Supplies - 0.2%
ADT Corp.
4.13%, 06/15/2023 (D)	40,000	37,400
Eaton Corp.
2.75%, 11/02/2022	250,000	243,157
ERAC USA Finance LLC
4.50%, 02/15/2045 (B) (E)	15,000	13,785
MUFG Americas Holdings Corp.
0.85%, 02/09/2018 (A)	24,000	24,030
2.25%, 02/10/2020	15,000	14,821
Waste Management, Inc.
3.13%, 03/01/2025	15,000	14,553

		347,746

Consumer Finance - 0.4%
American Express Co.
4.90%, 03/15/2020 (A) (F)	70,000	67,816
American Express Credit Corp.
Series MTN
0.76%, 08/15/2019 (A)	100,000	98,787
2.25%, 08/15/2019 (D)	200,000	200,337
Navient Corp.
5.88%, 03/25/2021	330,000	329,792
PACCAR Financial Corp.
Series MTN
0.55%, 02/08/2016 (A)	70,000	70,068
Synchrony Financial
2.70%, 02/03/2020	15,000	14,817

		781,617

Distributors - 0.0% (C)
WW Grainger, Inc.
4.60%, 06/15/2045	20,000	20,020

Diversified Financial Services - 1.3%
Bank of America Corp.
Series MTN
0.89%, 08/25/2017 (A)	50,000	49,901
6.88%, 04/25/2018	200,000	225,936
Bank of America NA
0.70%, 05/08/2017 (A) (D)	250,000	249,618
0.73%, 06/05/2017 (A)	300,000	300,113
1.75%, 06/05/2018 (D)	300,000	299,355
Citigroup, Inc.
4.40%, 06/10/2025	300,000	298,882
Credit Suisse
0.96%, 04/27/2018 (A)	300,000	299,999

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Ford Motor Credit Co. LLC
0.80%, 09/08/2017 (A)	$ 200,000	$ 198,837
General Electric Capital Corp.
0.89%, 12/11/2015 (A)	60,000	60,153
Helios Leasing I LLC
1.56%, 09/28/2024	157,593	153,402
JPMorgan Chase & Co.
3.25%, 09/23/2022	200,000	198,702
JPMorgan Chase Bank NA
6.00%, 10/01/2017	340,000	370,720
Lazard Group LLC
3.75%, 02/13/2025	30,000	28,549
Tagua Leasing LLC
1.58%, 11/16/2024	161,623	157,417

		2,891,584

Diversified Telecommunication Services - 0.4%
AT&T, Inc.
0.66%, 02/12/2016 (A)	100,000	99,853
0.70%, 03/30/2017 (A)	100,000	99,655
1.21%, 06/30/2020 (A)	40,000	40,155
3.40%, 05/15/2025	60,000	57,222
Verizon Communications, Inc.
0.68%, 06/09/2017 (A)	100,000	99,760
1.05%, 06/17/2019 (A)	200,000	198,744
1.82%, 09/15/2016 (A)	100,000	101,231
4.50%, 09/15/2020	100,000	107,873
5.15%, 09/15/2023	100,000	109,484

		913,977

Electric Utilities - 0.6%
Appalachian Power Co.
3.40%, 06/01/2025	650,000	640,746
Duke Energy Corp.
0.66%, 04/03/2017 (A)	100,000	100,087
3.75%, 04/15/2024	100,000	101,891
Duke Energy Progress, Inc.
0.48%, 03/06/2017 (A)	100,000	99,793
Entergy Corp.
4.00%, 07/15/2022 (H)	40,000	40,307
Entergy Louisiana LLC
3.30%, 12/01/2022	100,000	100,245
Exelon Corp.
3.95%, 06/15/2025	22,000	22,130
FirstEnergy Corp.
2.75%, 03/15/2018	100,000	101,473
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	200,000	190,380

		1,397,052

Electrical Equipment - 0.1%
Schneider Electric SE
2.95%, 09/27/2022 (B)	150,000	148,344

Electronic Equipment, Instruments & Components - 0.0% (C)
Flextronics International, Ltd.
4.75%, 06/15/2025 (B)	20,000	19,844

Energy Equipment & Services - 0.1%
DCP Midstream Operating, LP
2.70%, 04/01/2019	100,000	94,209

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Energy Transfer Partners, LP
4.05%, 03/15/2025	$ 200,000	$ 188,598
4.75%, 01/15/2026	40,000	39,585

		322,392

Food Products - 0.0% (C)
HJ Heinz Co.
2.80%, 07/02/2020 (B) (E) (H)	20,000	20,015
3.50%, 07/15/2022 (B) (E) (H)	20,000	20,047
3.95%, 07/15/2025 (B) (E) (H)	20,000	20,111

		60,173

Gas Utilities - 0.0% (C)
National Fuel Gas Co.
5.20%, 07/15/2025	50,000	50,683

Health Care Equipment & Supplies - 0.4%
Becton Dickinson and Co.
0.74%, 06/15/2016 (A)	90,000	90,041
3.73%, 12/15/2024	40,000	39,865
Boston Scientific Corp.
3.38%, 05/15/2022	650,000	636,412
Medtronic, Inc.
3.50%, 03/15/2025 (B)	70,000	69,761
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	20,000	19,901
3.15%, 04/01/2022	30,000	29,510
3.55%, 04/01/2025	30,000	28,986

		914,476

Health Care Providers & Services - 0.2%
Aetna, Inc.
3.50%, 11/15/2024	20,000	19,605
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	15,000	14,346
McKesson Corp.
0.68%, 09/10/2015 (A)	100,000	99,992
UnitedHealth Group, Inc.
2.88%, 12/15/2021	370,000	369,960

		503,903

Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.
1.20%, 02/05/2016	100,000	100,125
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (B)	300,000	285,750

		385,875

Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	140,000	136,859
4.50%, 03/11/2044 (D)	100,000	101,559

		238,418

Insurance - 0.6%
First American Financial Corp.
4.60%, 11/15/2024	20,000	20,179
MetLife, Inc.
4.05%, 03/01/2045	20,000	18,370
5.25%, 06/15/2020 (D) (F)	40,000	39,650

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B) (D) (E)	$ 150,000	$ 147,895
2.30%, 04/10/2019 (B)	100,000	100,622
New York Life Global Funding
1.13%, 03/01/2017 (B) (D)	100,000	99,919
Principal Life Global Funding II
2.20%, 04/08/2020 (B) (E)	600,000	592,581
QBE Insurance Group, Ltd.
2.40%, 05/01/2018 (B)	300,000	301,660
XLIT, Ltd.
4.45%, 03/31/2025	20,000	19,825

		1,340,701

Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
2.50%, 11/29/2022 (D)	200,000	189,426
3.30%, 12/05/2021	40,000	40,527

		229,953

Life Sciences Tools & Services - 0.0% (C)
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	40,000	39,527

Media - 0.2%
21st Century Fox America, Inc.
3.70%, 09/15/2024 (D)	300,000	302,240
Comcast Corp.
4.40%, 08/15/2035	20,000	19,859
Discovery Communications LLC
3.45%, 03/15/2025	20,000	18,767
Sky PLC
3.13%, 11/26/2022 (B)	80,000	77,849
Time Warner Cos., Inc.
3.60%, 07/15/2025	90,000	87,541

		506,256

Multi-Utilities - 0.1%
Sempra Energy
2.88%, 10/01/2022 (D)	150,000	145,437

Multiline Retail - 0.0% (C)
Family Tree Escrow LLC
5.75%, 03/01/2023 (B)	38,000	39,710

Oil, Gas & Consumable Fuels - 1.3%
BP Capital Markets PLC
0.70%, 02/13/2018 (A) (D)	93,000	93,071
2.32%, 02/13/2020	300,000	298,806
3.51%, 03/17/2025 (D)	50,000	49,308
3.54%, 11/04/2024 (D)	73,000	72,330
Devon Energy Corp.
0.74%, 12/15/2015 (A)	100,000	99,919
Dolphin Energy, Ltd.
5.50%, 12/15/2021 (G)	400,000	453,090
EOG Resources, Inc.
3.90%, 04/01/2035	20,000	18,933
Kinder Morgan, Inc.
5.05%, 02/15/2046	300,000	260,134
Occidental Petroleum Corp.
3.50%, 06/15/2025	860,000	857,030
Petroleos Mexicanos
6.00%, 03/05/2020	200,000	223,500

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Rosneft Finance SA
Series MTN
7.88%, 03/13/2018 (D) (G)	$ 200,000	$ 209,000
Statoil ASA
2.45%, 01/17/2023	250,000	240,932
Western Gas Partners, LP
4.00%, 07/01/2022	85,000	85,295
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	20,000	19,207

		2,980,555

Paper & Forest Products - 0.0% (C)
International Paper Co.
3.80%, 01/15/2026	20,000	19,596

Pharmaceuticals - 0.5%
AbbVie, Inc.
1.04%, 11/06/2015 (A)	100,000	100,145
2.90%, 11/06/2022	350,000	338,905
Actavis Funding SCS
3.80%, 03/15/2025	30,000	29,470
Baxalta, Inc.
3.60%, 06/23/2022 (B) (D)	20,000	19,988
4.00%, 06/23/2025 (B)	20,000	19,851
Eli Lilly & Co.
2.75%, 06/01/2025 (D)	460,000	444,387
Johnson & Johnson
0.36%, 11/28/2016 (A)	100,000	100,007
Merck & Co., Inc.
2.35%, 02/10/2022	30,000	29,016

		1,081,769

Real Estate Investment Trusts - 0.5%
American Tower Corp.
4.00%, 06/01/2025	300,000	293,219
Digital Realty Trust, LP
3.95%, 07/01/2022 (D)	860,000	858,216

		1,151,435

Road & Rail - 0.2%
Aviation Capital Group Corp.
3.88%, 09/27/2016 (B)	100,000	101,769
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	200,000	195,396
Canadian National Railway Co.
2.25%, 11/15/2022	100,000	95,453
Norfolk Southern Corp.
4.45%, 06/15/2045	20,000	19,189

		411,807

Software - 0.5%
Adobe Systems, Inc.
3.25%, 02/01/2025	15,000	14,482
Autodesk, Inc.
4.38%, 06/15/2025	40,000	40,105
Microsoft Corp.
2.13%, 11/15/2022	200,000	190,864
2.70%, 02/12/2025 (D)	300,000	289,092
Oracle Corp.
0.78%, 10/08/2019 (A)	100,000	100,798
2.80%, 07/08/2021	100,000	101,218

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Oracle Corp. (continued)
2.95%, 05/15/2025 (D)	$ 290,000	$ 279,102
4.30%, 07/08/2034	100,000	98,614

		1,114,275

Specialty Retail - 0.1%
Home Depot, Inc.
4.25%, 04/01/2046	20,000	19,421
QVC, Inc.
4.85%, 04/01/2024	100,000	100,159

		119,580

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.
0.58%, 05/06/2019 (A)	100,000	100,261
3.45%, 05/06/2024	200,000	203,947

		304,208

Tobacco - 0.1%
BAT International Finance PLC
3.50%, 06/15/2022 (B) (E)	20,000	20,183
3.95%, 06/15/2025 (B) (D) (E)	40,000	40,355
Reynolds American, Inc.
4.00%, 06/12/2022	20,000	20,429
4.45%, 06/12/2025	40,000	40,753

		121,720

Transportation Infrastructure - 0.1%
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B) (E)	20,000	19,242
3.90%, 03/22/2023 (B)	200,000	203,306

		222,548

Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
6.00%, 03/01/2023	36,000	36,855
6.38%, 03/01/2025	36,000	36,810
VimpelCom Holdings BV
5.20%, 02/13/2019 (B)	200,000	190,850

		264,515

Total Corporate Debt Securities (Cost $28,055,206)		27,737,562

FOREIGN GOVERNMENT OBLIGATION - 0.5%
Province of Ontario, Canada
1.65%, 09/27/2019 (D)	1,200,000	1,195,218

Total Foreign Government Obligation (Cost $1,197,948)		1,195,218

MORTGAGE-BACKED SECURITIES - 0.2%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class A2
5.31%, 10/10/2045	7,253	7,269
Banc of America Mortgage Trust
Series 2004-D, Class 2A2
2.73%, 05/25/2034 (A)	41,931	41,864
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1
0.63%, 07/25/2035 (A)	45,613	44,609

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust
Series 2004-J3, Class A7
5.50%, 05/25/2034	$ 283,416	$ 289,722
DBRR Trust
Series 2013-EZ2, Class A
0.85%, 02/25/2045 (A) (B)	2,363	2,362
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA
1.60%, 12/15/2048 (A)	2,220,865	125,268

Total Mortgage-Backed Securities (Cost $518,238)		511,094

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
California - 0.4%
Bay Area Toll Authority, Revenue Bonds
Series S1
6.92%, 04/01/2040	200,000	257,354
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	200,000	266,962
State of California, General Obligation Unlimited
7.35%, 11/01/2039	300,000	418,146

		942,462

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds 4.46%, 10/01/2062	200,000	191,458

Utah - 0.0% (C)
Utah State Board of Regents, Revenue Bonds Series 1 0.94%, 12/26/2031 (A)	62,803	62,779

Total Municipal Government Obligations (Cost $1,227,204)		1,196,699

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.1%
Federal National Mortgage Association
0.88%, 10/26/2017	1,800,000	1,800,824
1.88%, 09/18/2018 (D)	2,200,000	2,247,492
4.50%, TBA (H)	1,000,000	1,079,531
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019	7,350,000	7,251,870
2.38%, 01/13/2022	7,500,000	7,593,525
Financing Corp., Principal Only STRIPS 05/11/2018	600,000	578,888

Total U.S. Government Agency Obligations (Cost $20,054,257)		20,552,130

U.S. GOVERNMENT OBLIGATIONS - 30.3%
U.S. Treasury Bond
2.75%, 08/15/2042	12,800,000	11,909,005
3.13%, 08/15/2044	9,680,000	9,695,885
U.S. Treasury Note
1.00%, 08/31/2019 (I)	800,000	786,125
1.50%, 08/31/2018 - 01/31/2022	8,700,000	8,445,148
1.63%, 08/15/2022	17,000,000	16,479,375
1.75%, 02/28/2022	2,200,000	2,161,672

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Note (continued)
2.00%, 10/31/2021	$ 7,300,000	$ 7,313,118
2.38%, 08/15/2024	11,400,000	11,461,457

Total U.S. Government Obligations (Cost $68,264,131)		68,251,785

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.1%
Federal Home Loan Bank Discount Notes
0.04%, 07/08/2015 - 07/15/2015 (J)	7,100,000	7,099,908
0.07%, 08/14/2015 (J)	400,000	399,966
Federal Home Loan Mortgage Corp. Discount Notes 0.10%, 10/29/2015 (J)	1,600,000	1,599,466

Total Short-Term U.S. Government Agency Obligations (Cost $9,099,340)		9,099,340

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 8.1%
U.S. Treasury Bill
0.03%, 10/08/2015 (J)	511,000	510,965
0.23%, 03/03/2016 (I) (J)	7,300,000	7,288,776
0.26%, 03/03/2016 (I) (J)	10,400,000	10,381,701

Total Short-Term U.S. Government Obligations (Cost $18,181,442)		18,181,442

	Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 1.3%
S&P 500®, Put Index Value $1,800.00 Expires 06/17/2016	424	2,800,520

Total Exchange-Traded Options Purchased (Cost $2,295,129)		2,800,520

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.0% (C)
Put, receives Floating Rate Index 3-Month USD-LIBOR BBA (E), Exercise rate 3.45%, Expires 09/21/2015, BNP	$ 300,000	2,093

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $23,689)		2,093

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (J)	8,434,085	8,434,085

Total Securities Lending Collateral (Cost $8,434,085)		8,434,085

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 31.7%
Bank of America NA 0.25% (J), dated 06/30/2015, to be repurchased at $9,500,066 on 07/01/2015. Collateralized by a U.S. Government Obligation, 3.75%, due 11/15/2043, and with a value of $9,693,891.	$ 9,500,000	$ 9,500,000
Barclays Capital, Inc. 0.25% (J), dated 06/30/2015, to be repurchased at $2,700,019 on 07/01/2015. Collateralized by a U.S. Government Obligation, 2.13%, due 09/30/2021, and with a value of $2,753,091.	2,700,000	2,700,000
Deutsche Bank AG 0.14% (J), dated 06/30/2015, to be repurchased at $6,400,025 on 07/01/2015. Collateralized by a U.S. Government Obligation, 2.63%, due 11/15/2020, and with a value of $6,535,380.	6,400,000	6,400,000
JPMorgan Securities LLC 0.25% (J), dated 06/30/2015, to be repurchased at $9,500,066 on 07/01/2015. Collateralized by a U.S. Government Obligation, 2.00%, due 05/31/2021, and with a value of $9,693,219.	9,500,000	9,500,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

RBC Capital Markets LLC 0.25% (J), dated 06/30/2015, to be repurchased at $38,900,270 on 07/01/2015. Collateralized by U.S. Government Obligations, 2.50% - 3.13%, due 08/15/2023 - 02/15/2042, and with a total value of $39,552,153.

	$ 38,900,000	$ 38,900,000
State Street Bank & Trust Co. 0.01% (J), dated 06/30/2015, to be repurchased at $4,552,017 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/25/2034, and with a value of $4,646,765.	4,552,016	4,552,016

Total Repurchase Agreements (Cost $71,552,016)		71,552,016

Total Investments (Cost $229,843,429) (K)		230,490,043
Net Other Assets (Liabilities) - (2.3)%		(5,091,672)

Net Assets - 100.0%		$ 225,398,371

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Value
Call - 30-Year	GSC	6-Month EUR-EURIBOR Reuters	Receive	0.75%	09/11/2015	EUR	1,100,000	$(29,664)	$(41)
Put - 5-Year	BNP	3-Month USD-LIBOR BBA	Pay	2.50	09/21/2015	USD	1,260,000	(22,578)	(1,445)
Put - 30-Year	GSC	6-Month EUR-EURIBOR Reuters	Pay	1.30	09/11/2015	EUR	1,100,000	(31,991)	(128,123)

Total								$(84,233)	$(129,609)

CENTRALLY CLEARED SWAP AGREEMENTS: (L)

Credit Default Swap Agreements on Credit Indices - Sell Protection (M)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (N)		Fair Value (O)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 20	1.00%	06/20/2018	USD	9,400,000	$163,796	$73,107	$90,689
North American Investment Grade Index - Series 23	1.00	12/20/2019	USD	20,100,000	272,949	304,644	(31,695)
North American Investment Grade Index - Series 24	1.00	06/20/2020	USD	146,600,000	2,123,883	2,614,803	(490,920)

Total					$2,560,628	$2,992,554	$(431,926)

Interest Rate Swap Agreements - Fixed Rate Receivable
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.25%	12/16/2022	USD	500,000	$(2,465)	$(4,085)	$1,620
6-Month EUR-EURIBOR	1.25	09/13/2018	EUR	525,000	24,388	(1,235)	25,623

Total					$21,923	$(5,320)	$27,243

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (L)

Interest Rate Swap Agreements - Fixed Rate Payable
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EUR-EURIBOR	2.00%	01/29/2024	EUR	200,000	$(20,373)	$(1,273)	$(19,100)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (M)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread (Basis Points) at June 30, 2015 (P)	Notional Amount (N)	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Russian Foreign Bond - Eurobond, 7.50%, 03/31/2030	JPM	1.00%	06/20/2020	336.54	USD 200,000	$(20,429)	$(29,103)	$8,674

Total Return Swap Agreements - Payable (Q)
Reference Entity	Counterparty	Floating Rate	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	BOA	3-Month USD-LIBOR BBA	05/16/2016	2,142	$(264,421)	$0	$(264,421)

FUTURES CONTRACTS: (R)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Long	23	09/30/2015	$—	$(3,436)
10-Year U.S. Treasury Note	Long	9	09/21/2015	—	(7,743)
Russell 2000® Mini Index	Long	91	09/18/2015	—	(95,091)
S&P 500® E-Mini	Long	766	09/18/2015	—	(1,346,979)

Total				$—	$(1,453,249)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date		Currency Purchased		Currency Sold	Unrealized Appreciation	Unrealized Depreciation
BNP	07/02/2015	JPY	144,700,000	USD	1,167,489	$14,872	$—
BNP	08/04/2015	USD	1,167,877	JPY	144,700,000	—	(14,958)
BOA	07/02/2015	USD	1,170,269	JPY	144,700,000	—	(12,092)
JPM	07/02/2015	EUR	66,000	USD	73,390	192	—

Total						$15,064	$(27,050)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (S)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS Investments
Asset-Backed Securities	$—	$976,059	$—	$976,059
Corporate Debt Securities	—	27,737,562	—	27,737,562
Foreign Government Obligation	—	1,195,218	—	1,195,218
Mortgage-Backed Securities	—	511,094	—	511,094
Municipal Government Obligations	—	1,196,699	—	1,196,699
U.S. Government Agency Obligations	—	20,552,130	—	20,552,130
U.S. Government Obligations	—	68,251,785	—	68,251,785
Short-Term U.S. Government Agency Obligations	—	9,099,340	—	9,099,340
Short-Term U.S. Government Obligations	—	18,181,442	—	18,181,442
Exchange-Traded Options Purchased	2,800,520	—	—	2,800,520
Over-the-Counter Interest Rate Swaptions Purchased	—	2,093	—	2,093
Securities Lending Collateral	8,434,085	—	—	8,434,085
Repurchase Agreements	—	71,552,016	—	71,552,016

Total Investments	$11,234,605	$219,255,438	$—	$230,490,043

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$2,560,628	$—	$2,560,628
Centrally Cleared Interest Rate Swap Agreements	—	24,388	—	24,388
Forward Foreign Currency Contracts (T)	—	15,064	—	15,064

Total Other Financial Instruments	$—	$2,600,080	$—	$2,600,080

LIABILITIES
Other Financial Instruments
Over-the-Counter Interest Rate Swaptions Written	$—	$(129,609)	$—	$(129,609)
Centrally Cleared Interest Rate Swap Agreements	—	(22,838)	—	(22,838)
Over-the-Counter Credit Default Swap Agreements	—	(20,429)	—	(20,429)
Over-the-Counter Total Return Swap Agreements	—	(264,421)	—	(264,421)
Futures Contracts (T)	(1,453,249)	—	—	(1,453,249)
Forward Foreign Currency Contracts (T)	—	(27,050)	—	(27,050)

Total Other Financial Instruments	$(1,453,249)	$(464,347)	$—	$(1,917,596)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of June 30, 2015.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the total aggregate value of 144A securities is $5,118,086, representing 2.3% of the Portfolio’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	All or a portion of the security is on loan. The value of all securities on loan is $8,260,434. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Illiquid security and/or derivative. Total aggregate value of illiquid securities is $2,175,046, representing 1.0% of the Portfolio’s net assets, and total aggregate value of illiquid derivatives is $2,093, representing less than 0.1% of the Portfolio’s net assets.
(F)	The security has a perpetual maturity; the date displayed is the next call date.
(G)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(H)	When-issued security or delayed-delivery security; to be settled and delivered after June 30, 2015.
(I)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $1,695,605.
(J)	Rate disclosed reflects the yield at June 30, 2015.
(K)	Aggregate cost for federal income tax purposes is $229,843,429. Aggregate gross unrealized appreciation and depreciation for all securities is $2,459,800 and $1,813,186, respectively. Net unrealized appreciation for tax purposes is $646,614.
(L)	Cash in the amount of $991,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(M)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(N)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(O)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(P)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(Q)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(R)	Cash in the amount of $2,324,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(S)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(T)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America
GSC	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank

PORTFOLIO ABBREVIATIONS:

BBA	British Bankers’ Association
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro InterBank Offered Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $158,291,413) (including securities loaned of $8,260,434)	$158,938,027
Repurchase agreement, at value (cost $71,552,016)	71,552,016
Cash on deposit with broker	3,315,000
Foreign currency, at value (cost $4,682)	4,294
Cash	417
Unrealized appreciation on forward foreign currency contracts	15,064
Receivables:
Shares sold	81,610
Investments sold	2,499,754
When-issued or delayed-delivery securities sold	2,161,563
Interest	863,157
Tax reclaims	1,275
Net income from securities lending	1,296
Variation margin receivable on derivative financial instruments	627,772
Prepaid expenses	537

Total assets	240,061,782

Liabilities:
Payables and other liabilities:
Shares redeemed	3,216
Investments purchased	4,377,279
When-issued or delayed-delivery securities purchased	1,179,199
Investment advisory fees	149,188
Distribution and service fees	46,817
Administration fees	4,907
Transfer agent fees	313
Trustees and CCO fees	499
Audit and tax fees	8,398
Legal fees	1,107
Printing and shareholder reports fees	16,828
Other	66
Collateral for securities on loan	8,434,085
Written options and swaptions, at value (premium received $84,233)	129,609
Unrealized depreciation on forward foreign currency contracts	27,050
OTC swap agreements, at value	284,850

Total liabilities	14,663,411

Net assets	$225,398,371

Net assets consist of:
Capital stock ($0.01 par value)	$197,145
Additional paid-in capital	218,346,380
Undistributed (distributions in excess of) net investment income (loss)	1,090,579
Accumulated net realized gain (loss)	7,307,776
Net unrealized appreciation (depreciation) on:
Investments	646,614
Futures contracts	(1,453,249)
Written options and swaptions	(45,376)
Swap agreements	(679,530)
Translation of assets and liabilities denominated in foreign currencies	(11,968)

Net assets	$225,398,371

Net assets by class:
Initial Class	$10,204,867
Service Class	215,193,504

Shares outstanding:
Initial Class	884,991
Service Class	18,829,466

Net asset value and offering price per share:
Initial Class	$11.53
Service Class	11.43

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Interest income	$1,295,939
Net income from securities lending	5,935
Withholding taxes on foreign income	(154)

Total investment income	1,301,720

Expenses:
Investment advisory fees	740,997
Distribution and service fees:
Service Class	230,737
Administration fees	24,375
Transfer agent fees	1,098
Trustees and CCO fees	2,513
Audit and tax fees	7,844
Custody fees	73,659
Legal fees	4,105
Printing and shareholder reports fees	8,220
Other	2,608

Total expenses before waiver and/or reimbursement and recapture	1,096,156

Recapture of previously waived and/or reimbursed fees	20,458

Net expenses	1,116,614

Net investment income (loss)	185,106

Net realized gain (loss) on:
Investments	(1,382,522)
Futures contracts	3,916,761
Written options and swaptions	7,088
Swap agreements	1,288,397
Foreign currency transactions	58,059

Net realized gain (loss)	3,887,783

Net change in unrealized appreciation (depreciation) on:
Investments	(2,232,734)
Futures contracts	(2,836,693)
Written options and swaptions	(58,461)
Swap agreements	(595,910)
Translation of assets and liabilities denominated in foreign currencies	(26,767)

Net change in unrealized appreciation (depreciation)	(5,750,565)

Net realized and change in unrealized gain (loss)	(1,862,782)

Net increase (decrease) in net assets resulting from operations	$(1,677,676)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$185,106	$309,907
Net realized gain (loss)	3,887,783	5,836,886
Net change in unrealized appreciation (depreciation)	(5,750,565)	4,184,948

Net increase (decrease) in net assets resulting from operations	(1,677,676)	10,331,741

Distributions to shareholders:
Net investment income:
Initial Class	—	(138,819)
Service Class	—	(1,404,595)

Total distributions from net investment income	—	(1,543,414)

Net realized gains:
Initial Class	—	(210,107)
Service Class	—	(2,403,055)

Total distributions from net realized gains	—	(2,613,162)

Total distributions to shareholders	—	(4,156,576)

Capital share transactions:
Proceeds from shares sold:
Initial Class	271,780	900,569
Service Class	73,902,524	45,187,017

	74,174,304	46,087,586

Dividends and distributions reinvested:
Initial Class	—	348,926
Service Class	—	3,807,650

	—	4,156,576

Cost of shares redeemed:
Initial Class	(632,126)	(1,209,009)
Service Class	(1,516,316)	(4,830,082)

	(2,148,442)	(6,039,091)

Net increase (decrease) in net assets resulting from capital share transactions	72,025,862	44,205,071

Net increase (decrease) in net assets	70,348,186	50,380,236

Net assets:
Beginning of period/year	155,050,185	104,669,949

End of period/year	$225,398,371	$155,050,185

Undistributed (distributions in excess of) net investment income (loss)	$1,090,579	$905,473

Capital share transactions - shares:
Shares issued:
Initial Class	23,225	79,442
Service Class	6,359,681	4,006,735

	6,382,906	4,086,177

Shares reinvested:
Initial Class	—	30,933
Service Class	—	339,666

	—	370,599

Shares redeemed:
Initial Class	(53,975)	(107,144)
Service Class	(130,386)	(430,978)

	(184,361)	(538,122)

Net increase (decrease) in shares outstanding:
Initial Class	(30,750)	3,231
Service Class	6,229,295	3,915,423

	6,198,545	3,918,654

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013		December 31, 2012		December 31, 2011		December 31, 2010
Net asset value, beginning of period/year	$11.55		$10.97	$10.19		$10.17		$11.11		$11.43

Investment operations:
Net investment income (loss) (A)	0.02		0.05	0.04		0.08	(B)	0.16	(B)	0.21	(B)
Net realized and unrealized gain (loss)	(0.04)		0.92	0.82		0.09		(0.95)		(0.43)

Total investment operations	(0.02)		0.97	0.86		0.17		(0.79)		(0.22)

Distributions:
Net investment income	—		(0.16)	(0.08)		(0.15)		(0.15)		(0.06)
Net realized gains	—		(0.23)	—		—		—		(0.04)

Total distributions	—		(0.39)	(0.08)		(0.15)		(0.15)		(0.10)

Net asset value, end of period/year	$11.53		$11.55	$10.97		$10.19		$10.17		$11.11

Total return (C)	(0.17	)%(D)	8.93%	8.44%		1.70%		(7.15)%		(1.85)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,205		$10,581	$10,011		$9,979		$9,521		$9,743
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.89	%(E)	0.89%	0.96%		1.02	%(F)	1.00	%(F)	1.06	%(F)
Including waiver and/or reimbursement and recapture	0.91	%(E)	0.92%	0.92%		0.98	%(F)	1.00	%(F)	1.00	%(F)
Net investment income (loss) to average net assets	0.42	%(E)	0.48%	0.42%		0.76%		1.49%		1.94%
Portfolio turnover rate	12	%(D)	31%	72	%(G)	1,003	%(H)	1,059	%(H)	1,006	%(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Decrease in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013		December 31, 2012		December 31, 2011		December 31, 2010
Net asset value, beginning of period/year	$11.47		$10.90	$10.14		$10.11		$11.07		$11.42

Investment operations:
Net investment income (loss) (A)	0.01		0.03	0.02		0.05	(B)	0.14	(B)	0.18	(B)
Net realized and unrealized gain (loss)	(0.05)		0.91	0.80		0.10		(0.96)		(0.43)

Total investment operations	(0.04)		0.94	0.82		0.15		(0.82)		(0.25)

Distributions:
Net investment income	—		(0.14)	(0.06)		(0.12)		(0.14)		(0.06)
Net realized gains	—		(0.23)	—		—		—		(0.04)

Total distributions	—		(0.37)	(0.06)		(0.12)		(0.14)		(0.10)

Net asset value, end of period/year	$11.43		$11.47	$10.90		$10.14		$10.11		$11.07

Total return (C)	(0.35	)%(D)	8.72%	8.16%		1.53%		(7.46)%		(2.12)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$215,193		$144,469	$94,659		$46,024		$39,790		$34,640
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.14	%(E)	1.14%	1.21%		1.27	%(F)	1.25	%(F)	1.31	%(F)
Including waiver and/or reimbursement and recapture	1.16	%(E)	1.18%	1.17%		1.23	%(F)	1.25	%(F)	1.25	%(F)
Net investment income (loss) to average net assets	0.18	%(E)	0.23%	0.18%		0.52%		1.25%		1.71%
Portfolio turnover rate	12	%(D)	31%	72	%(G)	1,003	%(H)	1,059	%(H)	1,006	%(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Decrease in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Tactical—Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the over-the-counter (“OTC”) inter-bank currency dealer market. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Open forward foreign currency contracts at June 30, 2015, if any, are listed in the Schedule of Investments.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Open option contracts at June 30, 2015, if any, are included within the Schedule of Investments.

Transactions in written options at June 30, 2015 are as follows:

	Call Options		Put Options
	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2014	$—	—	$—	—
Options written	3,708	7	3,380	7
Options closed	—	—	—	—
Options expired	(3,708)	(7)	(3,380)	(7)
Options exercised	—	—	—	—
Balance at June 30, 2015	$—	—	$—	—

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Transactions in written swaptions at June 30, 2015 are as follows:

	Call Options			Put Options
	Amount of Premiums	Notional Amount		Amount of Premiums	Notional Amount		Notional Amount
Balance at December 31, 2014	$—	EUR	—	$22,578	EUR	—	USD	1,260,000
Options written	29,664		1,100,000	31,991		1,100,000		—
Options closed	—		—	—		—		—
Options expired	—		—	—		—		—
Options exercised	—		—	—		—		—
Balance at June 30, 2015	$29,664	EUR	1,100,000	$54,569	EUR	1,100,000	USD	1,260,000

Futures contracts: The Portfolio is subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2015, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is shown on the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the OTC market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses in the Statement of Operations. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Specific risks and accounting related to each type of swap agreement are identified and described as follows:

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swaps, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolio is subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open centrally cleared swap agreements at June 30, 2015, if any, are listed in the Schedule of Investments. The centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded by the Portfolio, if applicable, and is shown on the Statement of Assets and Liabilities.

Open OTC swap agreements at June 30, 2015, if any, are listed in the Schedule of Investments. The value, as applicable, is shown on the Statement of Assets and Liabilities.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuation.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

TBA commitments held at June 30, 2015, if any, are identified in the Schedule of Investments. Open balances at June 30, 2015, if any, are included in the payable or receivable for When-issued or delayed-delivery securities purchased or sold in the Statement of Assets and Liabilities.

When-Issued, forward delivery securities and delayed-delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

When-issued securities or delayed-delivery securities held at June 30, 2015, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued or delayed-delivery securities purchased in the Statement of Assets and Liabilities.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2015, if any, are identified in the Schedule of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2015.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2015

(unaudited)

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $750 million	0.76%
Over $750 million up to $1.5 billion	0.75%
Over $1.5 billion	0.72%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.92%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 14,034,106	$ 39,416,279	$ 1,706,047	$ 11,000,877

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015. The primary risks pertaining to each derivative type is disclosed in further detail within the Organization and Significant Accounting Policies section of the notes.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A) (B)	$2,093	$—	$2,800,520	$—	$—	$2,802,613
Centrally cleared swap agreements, at value (B) (D)	24,388	—	—	2,560,628	—	2,585,016
Unrealized appreciation on forward foreign currency contracts	—	15,064	—	—	—	15,064
Total (E)	$26,481	$15,064	$2,800,520	$2,560,628	$—	$5,402,693

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions, at value (B)	$(129,609)	$—	$—	$—	$—	$(129,609)
Net unrealized depreciation on futures contracts (B) (C)	(11,179)	—	(1,442,070)	—	—	(1,453,249)
Centrally cleared swap agreements, at value (B) (D)	(22,838)	—	—	—	—	(22,838)
OTC swap agreements, at value	—	—	(264,421)	(20,429)	—	(284,850)
Unrealized depreciation on forward foreign currency contracts	—	(27,050)	—	—	—	(27,050)
Total (E)	$(163,626)	$(27,050)	$(1,706,491)	$(20,429)	$—	$(1,917,596)

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

(A)	Included within Investments, at value on the Statement of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(D)	Included within fair value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(E)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(1,377,250)	$—	$—	$(1,377,250)
Futures contracts	45,007	—	3,871,754	—	—	3,916,761
Written options and swaptions	7,088	—	—	—	—	7,088
Swap agreements	32,273	—	451,220	804,904	—	1,288,397
Forward foreign currency contracts (B)	—	57,655	—	—	—	57,655
Total	$84,368	$57,655	$2,945,724	$804,904	$—	$3,892,651

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (C)	$(1,605)	$—	$436,254	$—	$—	$434,649
Futures contracts	(13,280)	—	(2,823,413)	—	—	(2,836,693)
Written options and swaptions	(58,461)	—	—	—	—	(58,461)
Swap agreements	(8,342)	—	7,466	(595,034)	—	(595,910)
Forward foreign currency contracts (D)	—	(26,647)	—	—	—	(26,647)
Total	$(81,688)	$(26,647)	$(2,379,693)	$(595,034)	$—	$(3,083,062)

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statement of Operations.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions on the Statement of Operations.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies on Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

Purchased Options and Swaptions at Value		Written Options and Swaptions at Value		Forward Foreign Currency Contracts at Contract Amount			Futures Contracts at Notional Amount		Swap Agreements at Notional Amount (A)
Calls	Puts	Calls	Puts	Purchased	Sold	Cross Currency	Long	Short
$ —	$ 1,529,009	$ (16,983)	$ (37,641)	$ 1,066,358	$ 2,236,523	$ —	3,040,921	(14)	173,009,353

(A)	USD equivalent of notional amount.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (futures contracts, exchange traded options, and exchange traded swap agreements) while collateral terms are contract specific for OTC traded derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2015. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

		Gross Amounts Not Offset in the Statement of Assets and Liabilities				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Financial Instruments	Collateral Received (B)	Net Amount	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities (A)	Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
BNP Paribas	$16,965	$(16,403)	$—	$562	$16,403	$(16,403)	$—	$—
Bank of America, N.A.	—	—	—	—	276,513	—	—	276,513
Goldman Sachs Bank	—	—	—	—	128,164	—	—	128,164
JPMorgan Chase Bank, N.A.	192	(192)	—	—	20,429	(192)	—	20,237
Other Derivatives (C)	5,385,536	—	—	5,385,536	1,476,087	—	—	1,476,087
Total	$5,402,693	$(16,595)	$—	$5,386,098	$1,917,596	$(16,595)	$—	$1,901,001

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

NOTE 6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 6. (continued)

the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica PIMCO Tactical - Conservative VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods. The Board also noted that the Sub-Adviser had commenced subadvising the Portfolio on September 17, 2012.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Conservative VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Initial Class	$ 1,000.00	$ 1,002.60	$ 4.47	$ 1,020.30	$ 4.51	0.90%
Service Class	1,000.00	1,000.90	5.71	1,019.10	5.76	1.15

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Repurchase Agreements	31.7%
Short-Term U.S. Government Obligations	15.6
U.S. Government Obligations	14.0
Short-Term U.S. Government Agency Obligations	11.0
Corporate Debt Securities	9.0
U.S. Government Agency Obligations	5.8
Securities Lending Collateral	2.7
Exchange-Traded Options Purchased	2.2
Asset-Backed Securities	0.4
Municipal Government Obligations	0.2
Foreign Government Obligation	0.2
Mortgage-Backed Securities	0.1
Over-the-Counter Interest Rate Swaptions Purchased	0.0 *
Net Other Assets (Liabilities)^	7.1
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, securities sold short, TBA short commitments, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.4%
American Express Credit Account Master Trust Series 2012-5, Class A
0.59%, 05/15/2018	$ 200,000	$ 200,043
FFMLT Trust Series 2005-FF2, Class M4
1.07%, 03/25/2035 (A)	300,000	275,478
Fore CLO, Ltd. Series 2007-1A, Class A1A
0.52%, 07/20/2019 (A) (B)	48,915	48,781
Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A2 0.
43%, 02/15/2017	64,294	64,274
Morgan Stanley Home Equity Loan Trust Series 2005-3, Class M2
0.66%, 08/25/2035 (A)	100,000	96,412
Northstar Education Finance, Inc. Series 2012-1, Class A
0.89%, 12/26/2031 (A) (B)	100,835	101,265
SLC Private Student Loan Trust Series 2006-A, Class A5
0.45%, 07/15/2036 (A)	129,072	128,336
SLM Private Credit Student Loan Trust Series 2006-B, Class A4
0.47%, 03/15/2024 (A)	59,179	58,715
SLM Private Education Loan Trust Series 2012-E, Class A
1 0.94%, 10/16/2023 (A) (B)	29,029	29,093
SLM Student Loan Trust Series 2004-10, Class A5A
0.68%, 04/25/2023 (A) (B)	95,096	95,128

Total Asset-Backed Securities (Cost $1,043,443)		1,097,525

CORPORATE DEBT SECURITIES - 9.0%
Aerospace & Defense - 0.0% (C)
Lockheed Martin Corp.
3.60%, 03/01/2035 (D)	9,000	8,324

Airlines - 0.0% (C)
Southwest Airlines Co.
2.75%, 11/06/2019	10,000	10,146

Automobiles - 0.4%
Daimler Finance North America LLC
0.70%, 03/02/2018 (A) (B)	440,000	439,288
2.25%, 03/02/2020 (B)	200,000	197,579
Toyota Motor Credit Corp.
0.57%, 05/17/2016 (A)	100,000	100,163
Series MTN
2.15%, 03/12/2020 (D)	300,000	299,908

		1,036,938

Banks - 1.5%
Bank of Montreal Series MTN
2.55%, 11/06/2022 (D)	80,000	77,740
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.83%, 03/05/2018 (A) (B) (E)	500,000	500,640
Barclays PLC
3.65%, 03/16/2025	300,000	283,739
BPCE SA
4.63%, 07/11/2024 (B)	300,000	293,372
Commonwealth Bank of Australia
0.55%, 09/08/2017 (A) (B) (E)	400,000	399,788

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/2021	$ 80,000	$ 87,217
HSBC Holdings PLC
5.10%, 04/05/2021 (D)	80,000	89,177
HSBC USA, Inc.
0.89%, 11/13/2019 (A)	240,000	239,065
2.38%, 11/13/2019	120,000	119,694
ING Bank NV
0.84%, 03/16/2018 (A) (B) (E)	500,000	500,388
2.45%, 03/16/2020 (B) (E)	20,000	19,998
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	250,000	250,363
Mizuho Bank, Ltd.
3.60%, 09/25/2024 (B) (D) (E)	200,000	202,321
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (F)	200,000	192,000
Swedbank AB
2.20%, 03/04/2020 (B) (E)	280,000	278,130
Toronto-Dominion Bank
0.52%, 05/02/2017 (A)	300,000	299,823
Wells Fargo & Co. Series MTN
3.00%, 02/19/2025 (D)	100,000	95,774
Westpac Banking Corp.
1.04%, 09/25/2015 (A)	300,000	300,509

		4,229,738

Biotechnology - 0.2%
Amgen, Inc.
3.13%, 05/01/2025	380,000	359,533
3.63%, 05/22/2024	100,000	99,199
4.50%, 03/15/2020 (D)	200,000	218,055

		676,787

Building Products - 0.0% (C)
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	40,000	39,703
Masco Corp.
4.45%, 04/01/2025 (D)	10,000	10,025
Owens Corning
4.20%, 12/01/2024	10,000	9,815

		59,543

Capital Markets - 0.5%
Bank of New York Mellon Corp.
Series MTN 3.00%, 02/24/2025	300,000	290,650
Goldman Sachs Group, Inc.
0.73%, 03/22/2016 (A)	300,000	299,807
3.75%, 05/22/2025 (D)	40,000	39,474
6.15%, 04/01/2018	80,000	88,950
Series MTN
3.85%, 07/08/2024	100,000	99,913
Morgan Stanley
Series MTN 6.63%, 04/01/2018	100,000	112,206
UBS AG
Series MTN
0.66%, 08/14/2017 (A)	250,000	249,357
2.38%, 08/14/2019	250,000	249,980

		1,430,337

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.1%
ADT Corp.
4.13%, 06/15/2023 (D)	$ 20,000	$ 18,700
Eaton Corp.
2.75%, 11/02/2022	125,000	121,578
ERAC USA Finance LLC
4.50%, 02/15/2045 (B) (E)	9,000	8,271
MUFG Americas Holdings Corp.
0.85%, 02/09/2018 (A)	62,000	62,078
2.25%, 02/10/2020	9,000	8,893
Waste Management, Inc.
3.13%, 03/01/2025 (D)	9,000	8,731

		228,251

Consumer Finance - 0.3%
American Express Co.
4.90%, 03/15/2020 (A) (G)	50,000	48,440
American Express Credit Corp.
Series MTN
0.76%, 08/15/2019 (A)	400,000	395,149
2.25%, 08/15/2019 (D)	100,000	100,169
Navient Corp.
5.88%, 03/25/2021	190,000	189,880
PACCAR Financial Corp.
Series MTN 0.55%, 02/08/2016 (A)	130,000	130,125
Synchrony Financial
2.70%, 02/03/2020	9,000	8,890

		872,653

Distributors - 0.0% (C)
WW Grainger, Inc.
4.60%, 06/15/2045	10,000	10,010

Diversified Financial Services - 1.5%
Bank of America Corp.
Series MTN
0.89%, 08/25/2017 (A)	150,000	149,702
6.88%, 04/25/2018	80,000	90,375
Bank of America NA
0.70%, 05/08/2017 (A) (D)	250,000	249,618
0.73%, 06/05/2017 (A)	750,000	750,282
1.75%, 06/05/2018 (D)	750,000	748,387
Citigroup, Inc.
4.40%, 06/10/2025	750,000	747,205
Credit Suisse
0.96%, 04/27/2018 (A)	760,000	759,998
Ford Motor Credit Co. LLC
0.80%, 09/08/2017 (A)	300,000	298,255
General Electric Capital Corp.
0.89%, 12/11/2015 (A)	120,000	120,306
Helios Leasing I LLC
1.56%, 09/28/2024	78,797	76,701
JPMorgan Chase & Co.
3.25%, 09/23/2022	100,000	99,351
Lazard Group LLC
3.75%, 02/13/2025	19,000	18,081
Tagua Leasing LLC
1.58%, 11/16/2024	80,811	78,708

		4,186,969

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.5%
AT&T, Inc.
0.66%, 02/12/2016 (A)	$ 200,000	$ 199,706
0.70%, 03/30/2017 (A)	300,000	298,964
1.21%, 06/30/2020 (A)	100,000	100,387
3.40%, 05/15/2025	40,000	38,148
Verizon Communications, Inc.
0.68%, 06/09/2017 (A)	300,000	299,280
1.05%, 06/17/2019 (A)	100,000	99,372
1.82%, 09/15/2016 (A)	300,000	303,692
4.50%, 09/15/2020 (D)	100,000	107,874

		1,447,423

Electric Utilities - 0.3%
Appalachian Power Co. 3.40%, 06/01/2025	370,000	364,732
Duke Energy Corp.
0.66%, 04/03/2017 (A)	100,000	100,087
3.75%, 04/15/2024	100,000	101,891
Duke Energy Progress, Inc.
0.48%, 03/06/2017 (A)	100,000	99,793
Entergy Corp.
4.00%, 07/15/2022 (H)	20,000	20,154
Exelon Corp.
3.95%, 06/15/2025	12,000	12,071
FirstEnergy Corp.
2.75%, 03/15/2018	50,000	50,736
NextEra Energy Capital Holdings, Inc.
1.59%, 06/01/2017	20,000	20,043
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	100,000	95,190

		864,697

Electrical Equipment - 0.0% (C)
Schneider Electric SE
2.95%, 09/27/2022 (B)	75,000	74,172

Electronic Equipment, Instruments & Components - 0.0% (C)
Flextronics International, Ltd.
4.75%, 06/15/2025 (B)	10,000	9,922

Energy Equipment & Services - 0.1%
DCP Midstream Operating, LP
2.70%, 04/01/2019 (D)	100,000	94,209
Energy Transfer Partners, LP
4.05%, 03/15/2025	100,000	94,299
4.75%, 01/15/2026	20,000	19,793

		208,301

Food Products - 0.0% (C)
HJ Heinz Co.
2.80%, 07/02/2020 (B) (E) (H)	10,000	10,008
3.50%, 07/15/2022 (B) (E) (H)	10,000	10,024
3.95%, 07/15/2025 (B) (E) (H)	10,000	10,055

		30,087

Gas Utilities - 0.0% (C)
National Fuel Gas Co.
5.20%, 07/15/2025	30,000	30,410

Health Care Equipment & Supplies - 0.3%
Becton Dickinson and Co.
0.74%, 06/15/2016 (A)	230,000	230,106
3.73%, 12/15/2024	20,000	19,933

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Boston Scientific Corp.
3.38%, 05/15/2022	$ 370,000	$ 362,265
Medtronic, Inc.
3.50%, 03/15/2025 (B)	50,000	49,829
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	10,000	9,951
3.15%, 04/01/2022	20,000	19,673
3.55%, 04/01/2025	20,000	19,324

		711,081

Health Care Providers & Services - 0.1%
Aetna, Inc.
3.50%, 11/15/2024 (D)	10,000	9,803
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	9,000	8,607
McKesson Corp.
0.68%, 09/10/2015 (A)	100,000	99,992
UnitedHealth Group, Inc.
2.88%, 12/15/2021	230,000	229,975

		348,377

Hotels, Restaurants & Leisure - 0.1%
Carnival Corp.
1.20%, 02/05/2016	200,000	200,251
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (B)	200,000	190,500

		390,751

Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	200,000	195,513
4.50%, 03/11/2044	100,000	101,559

		297,072

Insurance - 0.4%
First American Financial Corp.
4.60%, 11/15/2024	10,000	10,089
MetLife, Inc.
4.05%, 03/01/2045	10,000	9,185
5.25%, 06/15/2020 (A) (D) (G)	20,000	19,825
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B) (D) (E)	150,000	147,895
2.30%, 04/10/2019 (B)	300,000	301,866
New York Life Global Funding
1.13%, 03/01/2017 (B) (D)	100,000	99,919
Principal Life Global Funding II
2.20%, 04/08/2020 (B) (E)	300,000	296,290
Reliance Standard Life Global Funding II
2.50%, 04/24/2019 (B)	100,000	100,359
XLIT, Ltd.
4.45%, 03/31/2025	10,000	9,913

		995,341

Internet & Catalog Retail - 0.0% (C)
Amazon.com, Inc.
2.50%, 11/29/2022 (D)	100,000	94,713
3.30%, 12/05/2021 (D)	20,000	20,263

		114,976

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Life Sciences Tools & Services - 0.0% (C)
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	$ 20,000	$ 19,764

Media - 0.1%
21st Century Fox America, Inc.
3.70%, 09/15/2024 (D)	200,000	201,493
Comcast Corp.
4.40%, 08/15/2035	10,000	9,930
Discovery Communications LLC
3.45%, 03/15/2025	10,000	9,384
Sky PLC
3.13%, 11/26/2022 (B) (D)	40,000	38,924
Time Warner Cos., Inc
3.60%, 07/15/2025 (D)	50,000	48,634

		308,365

Multi-Utilities - 0.0% (C)
Sempra Energy
2.88%, 10/01/2022	75,000	72,718

Multiline Retail - 0.0% (C)
Family Tree Escrow LLC
5.75%, 03/01/2023 (B)	24,000	25,080

Oil, Gas & Consumable Fuels - 0.7%
BP Capital Markets PLC
0.70%, 02/13/2018 (A) (D)	244,000	244,185
2.32%, 02/13/2020 (D)	200,000	199,204
3.51%, 03/17/2025 (D)	30,000	29,585
3.54%, 11/04/2024 (D)	47,000	46,569
Canadian Natural Resources, Ltd.
0.66%, 03/30/2016 (A)	100,000	99,819
Devon Energy Corp.
0.74%, 12/15/2015 (A)	100,000	99,919
Dolphin Energy, Ltd.
5.50%, 12/15/2021 (F)	200,000	226,545
EOG Resources, Inc.
3.90%, 04/01/2035	10,000	9,466
Kinder Morgan, Inc.
5.05%, 02/15/2046 (D)	200,000	173,423
Occidental Petroleum Corp.
3.50%, 06/15/2025	500,000	498,273
Petroleos Mexicanos
6.00%, 03/05/2020	100,000	111,750
Rosneft Finance SA
Series MTN 7.88%, 03/13/2018 (D) (F)	100,000	104,500
Statoil ASA
2.45%, 01/17/2023 (D)	125,000	120,466
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	10,000	9,604

		1,973,308

Paper & Forest Products - 0.0% (C)
International Paper Co.
3.80%, 01/15/2026	10,000	9,798

Pharmaceuticals - 0.3%
AbbVie, Inc.
1.04%, 11/06/2015 (A)	200,000	200,290
2.90%, 11/06/2022	150,000	145,245
Actavis Funding SCS
3.80%, 03/15/2025	20,000	19,646

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Baxalta, Inc.
3.60%, 06/23/2022 (B) (D)	$ 10,000	$ 9,994
4.00%, 06/23/2025 (B)	10,000	9,926
Eli Lilly & Co.
2.75%, 06/01/2025 (D)	280,000	270,497
Johnson & Johnson
0.36%, 11/28/2016 (A)	100,000	100,006
Merck & Co., Inc.
2.35%, 02/10/2022	19,000	18,377

		773,981

Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	100,000	100,189
American Tower Corp.
4.00%, 06/01/2025	760,000	742,822
Digital Realty Trust, LP
3.95%, 07/01/2022 (D)	500,000	498,963
iStar Financial, Inc.
4.00%, 11/01/2017 (D)	100,000	98,250

		1,440,224

Road & Rail - 0.1%
Aviation Capital Group Corp.
3.88%, 09/27/2016 (B)	100,000	101,769
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	100,000	97,698
Norfolk Southern Corp.
4.45%, 06/15/2045	10,000	9,595

		209,062

Software - 0.5%
Adobe Systems, Inc.
3.25%, 02/01/2025	9,000	8,689
Autodesk, Inc.
4.38%, 06/15/2025	20,000	20,053
Microsoft Corp.
2.70%, 02/12/2025 (D)	200,000	192,728
Oracle Corp.
0.78%, 10/08/2019 (A)	200,000	201,597
2.80%, 07/08/2021	100,000	101,218
2.95%, 05/15/2025 (D)	760,000	731,439
4.30%, 07/08/2034	100,000	98,614

		1,354,338

Specialty Retail - 0.0% (C)
Home Depot, Inc.
4.25%, 04/01/2046	10,000	9,710
QVC, Inc.
4.85%, 04/01/2024	100,000	100,159

		109,869

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
0.58%, 05/06/2019 (A) (D)	300,000	300,784
3.45%, 05/06/2024 (D)	100,000	101,973

		402,757

Tobacco - 0.1%
BAT International Finance PLC
3.50%, 06/15/2022 (B) (E)	10,000	10,091
3.95%, 06/15/2025 (B) (D) (E)	20,000	20,178

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco (continued)
Reynolds American, Inc.
4.00%, 06/12/2022	$ 10,000	$ 10,215
4.45%, 06/12/2025	20,000	20,376
4.85%, 09/15/2023 (D)	100,000	105,657

		166,517

Transportation Infrastructure - 0.0% (C)
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B) (E)	10,000	9,621
3.90%, 03/22/2023 (B)	100,000	101,653

		111,274

Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
6.00%, 03/01/2023	22,000	22,522
6.38%, 03/01/2025	22,000	22,495
VimpelCom Holdings BV
5.20%, 02/13/2019 (B)	200,000	190,850

		235,867

Total Corporate Debt Securities (Cost $25,696,559)		25,485,228

FOREIGN GOVERNMENT OBLIGATION - 0.2%
Province of Ontario, Canada
1.65%, 09/27/2019 (D)	600,000	597,609

Total Foreign Government Obligation (Cost $598,974)		597,609

MORTGAGE-BACKED SECURITIES - 0.1%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class A2 5.31%, 10/10/2045	14,505	14,538
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1 0.63%, 07/25/2035 (A)	43,630	42,669
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2004-AR7, Class 2A1
2.75%, 11/25/2034 (A)	125,100	125,849
DBRR Trust
Series 2013-EZ2, Class A
0.85%, 02/25/2045 (A) (B)	4,727	4,725
Morgan Stanley Bank of America Merrill
Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA
1.60%, 12/15/2048 (A)	965,593	54,464
WaMu Mortgage Pass-Through Certificates
Trust
Series 2005-AR4, Class A5
2.46%, 04/25/2035 (A)	92,515	90,780

Total Mortgage-Backed Securities (Cost $318,838)		333,025

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds
Series S1
6.92%, 04/01/2040	$ 100,000	$ 128,677
Los Angeles Community College District,
General Obligation Unlimited
6.60%, 08/01/2042	100,000	133,481
State of California, General Obligation
Unlimited
7.35%, 11/01/2039	150,000	209,073

		471,231

New York - 0.0% (C)
Port Authority of New York & New Jersey,
Revenue Bonds
4.46%, 10/01/2062	100,000	95,729

Utah - 0.0% (C)
Utah State Board of Regents, Revenue
Bonds
Series 1
Zero Coupon, 12/26/2031 (A)	94,204	94,169

Total Municipal Government Obligations (Cost $676,405)		661,129

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.8%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019	7,525,000	7,424,534
2.38%, 01/13/2022	4,500,000	4,556,115
Federal National Mortgage Association
0.88%, 10/26/2017	900,000	900,412
1.88%, 09/18/2018 (D)	1,800,000	1,838,857
4.50%, 03/01/2039 - 02/01/2041	525,165	568,559
4.50%, TBA (H)	1,000,000	1,079,531
Financing Corp., Principal Only STRIPS 05/11/2018	200,000	192,963

Total U.S. Government Agency Obligations (Cost $16,167,990)		16,560,971

U.S. GOVERNMENT OBLIGATIONS - 14.0%
U.S. Treasury Bond
2.75%, 08/15/2042	7,900,000	7,350,089
3.13%, 08/15/2044	5,560,000	5,569,124
U.S. Treasury Inflation Indexed Note
1.88%, 07/15/2015	1,581,190	1,585,636
U.S. Treasury Note
1.00%, 08/31/2019 (I)	1,600,000	1,572,250
1.50%, 01/31/2022	450,000	435,656
1.63%, 08/15/2022	13,550,000	13,135,031
1.75%, 02/28/2022	1,800,000	1,768,641
2.00%, 10/31/2021	2,600,000	2,604,672
2.13%, 06/30/2021	1,000,000	1,012,422
2.38%, 08/15/2024	4,200,000	4,222,642
2.50%, 05/15/2024	500,000	508,555

Total U.S. Government Obligations (Cost $39,674,267)		39,764,718

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.0%
Federal Home Loan Bank Discount Notes
0.04%, 07/08/2015 - 07/15/2015 (J)	$ 10,200,000	$ 10,199,868
0.07%, 08/14/2015 (J)	1,300,000	1,299,889
0.09%, 09/17/2015 (J)	13,700,000	13,697,477
0.17%, 09/04/2015 (J)	300,000	299,908
Federal Home Loan Mortgage Corp.
Discount Notes
0.15%, 07/07/2015 (J)	400,000	399,990
Federal National Mortgage Association
Discount Notes
0.08%, 09/18/2015 (J)	4,300,000	4,299,245
0.15%, 07/01/2015 (J)	1,200,000	1,200,000

Total Short-Term U.S. Government Agency Obligations (Cost $31,396,322)		31,396,377

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 15.6%
U.S. Treasury Bill
0.23%, 03/03/2016 (I) (J) (K)	18,200,000	18,172,017
0.26%, 03/03/2016 (I) (J) (K)	26,300,000	26,253,723

Total Short-Term U.S. Government Obligations (Cost $44,425,740)		44,425,740

	Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 2.2%
S&P 500®, Put
Index Value $1,800.00
Expires 06/17/2016	941	6,215,305

Total Exchange-Traded Options Purchased (Cost $5,093,671)		6,215,305

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.0% (C)
Put, receives Floating Rate Index 3-Month USD-LIBOR BBA (E), Exercise rate 3.45%, Expires 09/21/2015, BNP	$ 150,000	1,046

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $11,844)		1,046

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (J)	7,642,975	7,642,975

Total Securities Lending Collateral (Cost $7,642,975)		7,642,975

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 31.7%
Bank of America NA 0.25% (J), dated 06/30/2015, to be repurchased at $5,100,035 on 07/01/2015. Collateralized by a U.S. Government Obligation, 3.75%, due 11/15/2043, and with a value of $5,204,479.	$ 5,100,000	$ 5,100,000
Barclays Capital, Inc. 0.25% (J), dated 06/30/2015, to be repurchased at $2,700,019 on 07/01/2015. Collateralized by a U.S. Government Obligation, 2.13%, due 09/30/2021, and with a value of $2,753,091.	2,700,000	2,700,000
Deutsche Bank AG 0.14% (J), dated 06/30/2015, to be repurchased at $6,400,025 on 07/01/2015. Collateralized by a U.S. Government Obligation, 2.63%, due 11/15/2020, and with a value of $6,535,380.	6,400,000	6,400,000
Goldman Sachs & Co. 0.35% (J), dated 06/30/2015, to be repurchased at $3,000,029 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 09/01/2042, and with a value of $3,092,070.	3,000,000	3,000,000
HSBC Bank PLC 0.24% (J), dated 06/30/2015, to be repurchased at $23,900,159 on 07/01/2015. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $24,650,579.	23,900,000	23,900,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

JPMorgan Securities LLC 0.25% (J), dated 06/30/2015, to be repurchased at $9,000,063 on 07/01/2015. Collateralized by a U.S. Government Obligation, 2.00%, due 05/31/2021, and with a value of $9,182,362.

	$ 9,000,000	$ 9,000,000
RBC Capital Markets LLC 0.25% (J), dated 06/30/2015, to be repurchased at $32,900,228 on 07/01/2015. Collateralized by U.S. Government Obligations, 0.63% - 3.13%, due 12/15/2016 - 02/15/2042, and with a total value of $33,434,438.	32,900,000	32,900,000
State Street Bank & Trust Co. 0.01% (J), dated 06/30/2015, to be repurchased at $7,273,904 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/25/2034, and with a value of $7,422,755.	7,273,902	7,273,902

Total Repurchase Agreements (Cost $90,273,902)		90,273,902

Total Investments (Cost $263,020,930) (L)		264,455,550
Net Other Assets (Liabilities) - 7.1%		20,263,588

Net Assets - 100.0%		$ 284,719,138

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Value
Call - 30-Year	GSC	6-Month EUR-EURIBOR Reuters	Receive	0.75%	09/11/2015	EUR	700,000	$(18,877)	$(26)
Put - 5-Year	BNP	3-Month USD-LIBOR BBA	Pay	2.50	09/21/2015	USD	630,000	(11,289)	(723)
Put - 30-Year	GSC	6-Month EUR-EURIBOR Reuters	Pay	1.30	09/11/2015	EUR	700,000	(20,358)	(81,533)

Total								$(50,524)	$(82,282)

CENTRALLY CLEARED SWAP AGREEMENTS: (M)

Credit Default Swap Agreements on Credit Indices - Sell Protection (N)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (O)		Fair Value (P)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 20	1.00%	06/20/2018	USD	4,300,000	$74,928	$33,747	$41,181
North American Investment Grade Index - Series 23	1.00	12/20/2019	USD	12,800,000	173,818	194,002	(20,184)
North American Investment Grade Index - Series 24	1.00	06/20/2020	USD	87,400,000	1,266,214	1,558,753	(292,539)

Total					$1,514,960	$1,786,502	$(271,542)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (M)

Interest Rate Swap Agreements - Fixed Rate Receivable
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.25%	12/16/2022	USD	200,000	$(986)	$(1,634)	$648
6-Month EUR-EURIBOR	1.25	09/13/2018	EUR	270,000	12,543	(635)	13,178

Total					$11,557	$(2,269)	$13,826

Interest Rate Swap Agreements - Fixed Rate Payable
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EUR-EURIBOR	2.00%	01/29/2024	EUR	100,000	$(10,186)	$(636)	$(9,550)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (N)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread (Basis Points) at June 30, 2015 (Q)	Notional Amount (O)		Fair Value (P)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Russian Foreign Bond - Eurobond, 7.50%, 03/31/2030	JPM	1.00%	06/20/2020	336.54	USD	100,000	$(10,215)	$(14,552)	$4,337

Total Return Swap Agreements - Payable (R)
Reference Entity	Counterparty	Floating Rate	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	BOA	3-Month USD-LIBOR BBA	05/16/2016	7,981	$(955,478)	$0	$(955,478)

FUTURES CONTRACTS: (S)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Long	7	09/30/2015	$—	$(1,046)
10-Year U.S. Treasury Note	Long	7	09/21/2015	—	(6,022)
Russell 2000® Mini Index	Long	113	09/18/2015	—	(118,392)
S&P 500® E-Mini	Long	1,658	09/18/2015	—	(2,965,972)

Total				$—	$(3,091,432)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	07/02/2015	JPY	82,700,000	USD	667,252	$8,500	$—
BNP	08/04/2015	USD	667,474	JPY	82,700,000	—	(8,549)
BOA	07/02/2015	USD	668,841	JPY	82,700,000	—	(6,911)
HSBC	07/02/2015	EUR	39,000	USD	42,649	831	—

Total						$9,331	$(15,460)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (T)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$1,097,525	$—	$1,097,525
Corporate Debt Securities	—	25,485,228	—	25,485,228
Foreign Government Obligation	—	597,609	—	597,609
Mortgage-Backed Securities	—	333,025	—	333,025
Municipal Government Obligations	—	661,129	—	661,129
U.S. Government Agency Obligations	—	16,560,971	—	16,560,971
U.S. Government Obligations	—	39,764,718	—	39,764,718
Short-Term U.S. Government Agency Obligations	—	31,396,377	—	31,396,377
Short-Term U.S. Government Obligations	—	44,425,740	—	44,425,740
Exchange-Traded Options Purchased	6,215,305	—	—	6,215,305
Over-the-Counter Interest Rate Swaptions Purchased	—	1,046	—	1,046
Securities Lending Collateral	7,642,975	—	—	7,642,975
Repurchase Agreements	—	90,273,902	—	90,273,902

Total Investments	$13,858,280	$250,597,270	$—	$264,455,550

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$1,514,960	$—	$1,514,960
Centrally Cleared Interest Rate Swap Agreements	—	12,543	—	12,543
Forward Foreign Currency Contracts (U)	—	9,331	—	9,331

Total Other Financial Instruments	$—	$1,536,834	$—	$1,536,834

LIABILITIES
Other Financial Instruments
Over-the-Counter Interest Rate Swaptions Written	$—	$(82,282)	$—	$(82,282)
Centrally Cleared Interest Rate Swap Agreements	—	(11,172)	—	(11,172)
Over-the-Counter Credit Default Swap Agreements	—	(10,215)	—	(10,215)
Over-the-Counter Total Return Swap Agreements	—	(955,478)	—	(955,478)
Futures Contracts (U)	(3,091,432)	—	—	(3,091,432)
Forward Foreign Currency Contracts (U)	—	(15,460)	—	(15,460)

Total Other Financial Instruments	$(3,091,432)	$(1,074,607)	$—	$(4,166,039)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of June 30, 2015.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the total aggregate value of 144A securities is $5,042,486, representing 1.8% of the Portfolio’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	All or a portion of the security is on loan. The value of all securities on loan is $7,485,079. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Illiquid security and/or derivative. Total aggregate value of illiquid securities is $2,423,698, representing 0.9% of the Portfolio’s net assets, and total aggregate value of illiquid derivatives is $1,046, representing less than 0.1% of the Portfolio’s net assets.
(F)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(G)	The security has a perpetual maturity; the date displayed is the next call date.
(H)	When-issued security or delayed-delivery security; to be settled and delivered after June 30, 2015.
(I)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $7,122,971.
(J)	Rate disclosed reflects the yield at June 30, 2015.
(K)	All or a portion of the security has been segregated by the custodian as collateral for open swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open swap, swaptions and/or forward foreign currency contracts is $659,897.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(L)	Aggregate cost for federal income tax purposes is $263,020,930. Aggregate gross unrealized appreciation and depreciation for all securities is $2,422,439 and $987,819, respectively. Net unrealized appreciation for tax purposes is $1,434,620.
(M)	Cash in the amount of $2,063,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(N)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(O)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(P)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(Q)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(R)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(S)	Cash in the amount of $1,203,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(T)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(U)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank

PORTFOLIO ABBREVIATIONS:

BBA	British Bankers’ Association
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro InterBank Offered Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $172,747,028) (including securities loaned of $7,485,079)	$174,181,648
Repurchase agreement, at value (cost $90,273,902)	90,273,902
Cash on deposit with broker	3,266,000
Foreign currency, at value (cost $4,343)	4,176
Cash	1,207
Unrealized appreciation on forward foreign currency contracts	9,331
Receivables:
Shares sold	650,202
Investments sold	27,499,295
When-issued or delayed-delivery securities sold	2,161,563
Interest	534,503
Tax reclaims	1,416
Net income from securities lending	1,155
Variation margin receivable on derivative financial instruments	714,695
Prepaid expenses	642

Total assets	299,299,735

Liabilities:
Payables and other liabilities:
Shares redeemed	21,297
Investments purchased	2,268,245
When-issued or delayed-delivery securities purchased	3,292,803
Investment advisory fees	194,942
Distribution and service fees	58,713
Administration fees	6,178
Transfer agent fees	464
Trustees and CCO fees	721
Audit and tax fees	8,449
Legal fees	1,595
Printing and shareholder reports fees	20,692
Other	88
Collateral for securities on loan	7,642,975
Written options and swaptions, at value (premium received $50,524)	82,282
Unrealized depreciation on forward foreign currency contracts	15,460
OTC swap agreements, at value	965,693

Total liabilities	14,580,597

Net assets	$284,719,138

Net assets consist of:
Capital stock ($0.01 par value)	$246,146
Additional paid-in capital	276,175,553
Undistributed (distributions in excess of) net investment income (loss)	548,971
Accumulated net realized gain (loss)	10,661,565
Net unrealized appreciation (depreciation) on:
Investments	1,434,620
Futures contracts	(3,091,432)
Written options and swaptions	(31,758)
Swap agreements	(1,218,407)
Translation of assets and liabilities denominated in foreign currencies	(6,120)

Net assets	$284,719,138

Net assets by class:
Initial Class	$13,604,329
Service Class	271,114,809

Shares outstanding:
Initial Class	1,164,792
Service Class	23,449,834

Net asset value and offering price per share:
Initial Class	$11.68
Service Class	11.56

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Interest income	$909,513
Net income from securities lending	4,796

Total investment income	914,309

Expenses:
Investment advisory fees	986,959
Distribution and service fees:
Service Class	294,753
Administration fees	31,252
Transfer agent fees	1,452
Trustees and CCO fees	3,275
Audit and tax fees	8,141
Custody fees	73,684
Legal fees	5,457
Printing and shareholder reports fees	13,032
Other	3,258

Total expenses	1,421,263

Net investment income (loss)	(506,954)

Net realized gain (loss) on:
Investments	(3,161,533)
Futures contracts	7,749,613
Written options and swaptions	5,063
Swap agreements	2,304,288
Foreign currency transactions	32,381

Net realized gain (loss)	6,929,812

Net change in unrealized appreciation (depreciation) on:
Investments	(650,261)
Futures contracts	(6,252,391)
Written options and swaptions	(38,301)
Swap agreements	(221,591)
Translation of assets and liabilities denominated in foreign currencies	(14,496)

Net change in unrealized appreciation (depreciation)	(7,177,040)

Net realized and change in unrealized gain (loss)	(247,228)

Net increase (decrease) in net assets resulting from operations	$(754,182)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$(506,954)	$(664,148)
Net realized gain (loss)	6,929,812	8,540,884
Net change in unrealized appreciation (depreciation)	(7,177,040)	2,204,435

Net increase (decrease) in net assets resulting from operations	(754,182)	10,081,171

Distributions to shareholders:
Net investment income:
Initial Class	—	(247,752)
Service Class	—	(2,677,743)

Total distributions from net investment income	—	(2,925,495)

Net realized gains:
Initial Class	—	(405,070)
Service Class	—	(4,656,945)

Total distributions from net realized gains	—	(5,062,015)

Total distributions to shareholders	—	(7,987,510)

Capital share transactions:
Proceeds from shares sold:
Initial Class	298,246	972,106
Service Class	84,252,200	73,510,025

	84,550,446	74,482,131

Dividends and distributions reinvested:
Initial Class	—	652,822
Service Class	—	7,334,688

	—	7,987,510

Cost of shares redeemed:
Initial Class	(1,080,646)	(1,584,008)
Service Class	(1,479,534)	(2,699,670)

	(2,560,180)	(4,283,678)

Net increase (decrease) in net assets resulting from capital share transactions	81,990,266	78,185,963

Net increase (decrease) in net assets	81,236,084	80,279,624

Net assets:
Beginning of period/year	203,483,054	123,203,430

End of period/year	$284,719,138	$203,483,054

Undistributed (distributions in excess of) net investment income (loss)	$548,971	$1,055,925

Capital share transactions - shares:
Shares issued:
Initial Class	25,283	84,101
Service Class	7,198,738	6,370,088

	7,224,021	6,454,189

Shares reinvested:
Initial Class	—	56,570
Service Class	—	641,144

	—	697,714

Shares redeemed:
Initial Class	(91,701)	(136,056)
Service Class	(126,261)	(237,285)

	(217,962)	(373,341)

Net increase (decrease) in shares outstanding:
Initial Class	(66,418)	4,615
Service Class	7,072,477	6,773,947

	7,006,059	6,778,562

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013		December 31, 2012		December 31, 2011		December 31, 2010
Net asset value, beginning of period/year	$11.65		$11.45	$9.87		$9.85		$11.29		$11.52

Investment operations:
Net investment income (loss)(A)	(0.01)		(0.02)	(0.01)		0.03	(B)	0.14	(B)	0.19	(B)
Net realized and unrealized gain (loss)	0.04		0.77	1.68		0.07		(1.41)		(0.26)

Total investment operations	0.03		0.75	1.67		0.10		(1.27)		(0.07)

Distributions:
Net investment income	—		(0.21)	(0.09)		(0.08)		(0.17)		(0.10)
Net realized gains	—		(0.34)	—		—		—	(C)	(0.06)

Total distributions	—		(0.55)	(0.09)		(0.08)		(0.17)		(0.16)

Net asset value, end of period/year	$11.68		$11.65	$11.45		$9.87		$9.85		$11.29

Total return(D)	0.26	%(E)	6.63%	17.03%		0.98%		(11.37)%		(0.44)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$13,604		$14,346	$14,042		$12,685		$13,192		$14,602
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.90	%(F)	0.90%	1.00%		1.06	%(G)	1.01	%(G)	1.05	%(G)
Including waiver and/or reimbursement and recapture	0.90	%(F)	0.95%	0.95%		0.99	%(G)	1.00	%(G)	1.00	%(G)
Net investment income (loss) to average net assets	(0.17	)%(F)	(0.18)%	(0.14)%		0.28%		1.23%		1.75%
Portfolio turnover rate	20	%(E)	39%	75	%(H)	1,349	%(I)	1,351	%(I)	1,068	%(I)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Decrease in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013		December 31, 2012		December 31, 2011		December 31, 2010
Net asset value, beginning of period/year	$11.55		$11.37	$9.81		$9.79		$11.24		$11.50

Investment operations:
Net investment income (loss)(A)	(0.02)		(0.05)	(0.04)		—	(B) (C)	0.10	(B)	0.15	(B)
Net realized and unrealized gain (loss)	0.03		0.77	1.68		0.07		(1.40)		(0.25)

Total investment operations	0.01		0.72	1.64		0.07		(1.30)		(0.10)

Distributions:
Net investment income	—		(0.20)	(0.08)		(0.05)		(0.15)		(0.10)
Net realized gains	—		(0.34)	—		—		—	(C)	(0.06)

Total distributions	—		(0.54)	(0.08)		(0.05)		(0.15)		(0.16)

Net asset value, end of period/year	$11.56		$11.55	$11.37		$9.81		$9.79		$11.24

Total return(D)	0.09	%(E)	6.39%	16.81%		0.69%		(11.62)%		(0.70)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$271,115		$189,137	$109,161		$36,090		$33,052		$32,897
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.15	%(F)	1.15%	1.25%		1.31	%(G)	1.26	%(G)	1.29	%(G)
Including waiver and/or reimbursement and recapture	1.15	%(F)	1.20%	1.20%		1.24	%(G)	1.25	%(G)	1.25	%(G)
Net investment income (loss) to average net assets	(0.42	)%(F)	(0.43)%	(0.39)%		0.03%		0.91%		1.42%
Portfolio turnover rate	20	%(E)	39%	75	%(H)	1,349	%(I)	1,351	%(I)	1,068	%(I)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Decrease in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Tactical - Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the over-the-counter (“OTC”) inter-bank currency dealer market. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Open forward foreign currency contracts at June 30, 2015, if any, are listed in the Schedule of Investments.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Open option contracts at June 30, 2015, if any, are included within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Transactions in written options at June 30, 2015 are as follows:

	Call Options		Put Options
	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2014	$—	—	$—	—
Options written	2,649	5	2,414	5
Options closed	—	—	—	—
Options expired	(2,649)	(5)	(2,414)	(5)
Options exercised	—	—	—	—
Balance at June 30, 2015	$—	—	$—	—

Transactions in written swaptions at June 30, 2015 are as follows:

	Call Options		Put Options
	Amount of Premiums	Notional Amount	Amount of Premiums	Notional Amount	Notional Amount
Balance at December 31, 2014	$—	EUR —	$11,289	EUR —	USD 630,000
Options written	18,877	700,000	20,358	700,000	—
Options closed	—	—	—	—	—
Options expired	—	—	—	—	—
Options exercised	—	—	—	—	—
Balance at June 30, 2015	$18,877	EUR 700,000	$31,647	EUR 700,000	USD 630,000

Futures contracts: The Portfolio is subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2015, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is shown on the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the OTC market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses in the Statement of Operations. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Specific risks and accounting related to each type of swap agreement are identified and described as follows:

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swaps, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolio is subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open centrally cleared swap agreements at June 30, 2015, if any, are listed in the Schedule of Investments. The centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded by the Portfolio, if applicable, and is shown on the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Open OTC swap agreements at June 30, 2015, if any, are listed in the Schedule of Investments. The value, as applicable, is shown on the Statement of Assets and Liabilities.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuation.

TBA commitments held at June 30, 2015, if any, are identified in the Schedule of Investments. Open balances at June 30, 2015, if any, are included in the payable or receivable for When-issued or delayed-delivery securities purchased or sold in the Statement of Assets and Liabilities.

When-Issued, forward delivery securities and delayed-delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

When-issued securities or delayed-delivery securities held at June 30, 2015, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued or delayed-delivery securities purchased in the Statement of Assets and Liabilities.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2015, if any, are identified in the Schedule of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2015.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2015, if any, are identified in the Schedule of Investments.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $250 million	0.79%
Over $250 million up to $750 million	0.78%
Over $750 million up to $1.5 billion	0.76%
Over $1.5 billion	0.73%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.95%	May 1, 2016

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 13,100,168	$ 21,456,684	$ 2,045,464	$ 12,916,006

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015. The primary risks pertaining to each derivative type is disclosed in further detail within the Organization and Significant Accounting Policies section of the notes.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A) (B)	$1,046	$—	$6,215,305	$—	$—	$6,216,351
Centrally cleared swap agreements, at value (B) (C)	12,543	—	—	1,514,960	—	1,527,503
Unrealized appreciation on forward foreign currency contracts	—	9,331	—	—	—	9,331
Total (D)	$13,589	$9,331	$6,215,305	$1,514,960	$—	$7,753,185

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions, at value (B)	$(82,282)	$—	$—	$—	$—	$(82,282)
Net unrealized depreciation on futures contracts (B) (E)	(7,068)	—	(3,084,364)	—	—	(3,091,432)
Centrally cleared swap agreements, at value (B) (C)	(11,172)	—	—	—	—	(11,172)
OTC swap agreements, at value	—	—	(955,478)	(10,215)	—	(965,693)
Unrealized depreciation on forward foreign currency contracts	—	(15,460)	—	—	—	(15,460)
Total (D)	$(100,522)	$(15,460)	$(4,039,842)	$(10,215)	$—	$(4,166,039)

(A)	Included within Investments, at value on the Statement of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Included within fair value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(D)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.
(E)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(3,204,089)	$—	$—	$(3,204,089)
Futures contracts	16,695	—	7,732,918	—	—	7,749,613
Written options and swaptions	5,063	—	—	—	—	5,063
Swap agreements	16,272	—	1,806,029	481,987	—	2,304,288
Forward foreign currency contracts (B)	—	35,703	—	—	—	35,703
Total	$38,030	$35,703	$6,334,858	$481,987	$—	$6,890,578

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (C)	$(802)	$—	$959,528	$—	$—	$958,726
Futures contracts	(8,823)	—	(6,243,568)	—	—	(6,252,391)
Written options and swaptions	(38,301)	—	—	—	—	(38,301)
Swap agreements	(4,663)	—	126,030	(342,958)	—	(221,591)
Forward foreign currency contracts (D)	—	(14,508)	—	—	—	(14,508)
Total	$(52,589)	$(14,508)	$(5,158,010)	$(342,958)	$—	$(5,568,065)

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statement of Operations.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions on the Statement of Operations.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies on Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

Purchased Options and Swaptions at Value		Written Options and Swaptions at Value		Forward Foreign Currency Contracts at Contract Amount			Futures Contracts at Notional Amount		Swap Agreements at Notional Amount (A)
Calls	Puts	Calls	Puts	Purchased	Sold	Cross Currency	Long	Short
$ —	$ 3,555,543	$ (10,808)	$ (23,425)	$ 481,561	$ 1,079,634	$ —	1,339,757	(10)	136,028,339

(A)	USD equivalent of notional amount.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (futures contracts, exchange traded options, and exchange traded swap agreements) while collateral terms are contract specific for OTC traded derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2015. See the

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

		Gross Amounts Not Offset in the Statement of Assets and Liabilities				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Financial Instruments	Collateral Received (B)	Net Amount	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities (A)	Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
BNP Paribas	$9,546	$(9,272)	$—	$274	$9,272	$(9,272)	$—	$—
Bank of America, N.A.	—	—	—	—	962,389	—	(659,897)	302,492
Goldman Sachs Bank	—	—	—	—	81,559	—	—	81,559
HSBC Bank USA	831	—	—	831	—	—	—	—
JPMorgan Chase Bank, N.A.	—	—	—	—	10,215	—	—	10,215
Other Derivatives (C)	7,742,808	—	—	7,742,808	3,102,604	—	—	3,102,604
Total	$7,753,185	$(9,272)	$—	$7,743,913	$4,166,039	$(9,272)	$(659,897)	$3,496,870

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

NOTE 6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica PIMCO Tactical - Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods. The Board also noted that the Sub-Adviser had commenced subadvising the Portfolio on September 17, 2012.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Tactical – Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Initial Class	$1,000.00	$1,002.60	$3.53	$1,021.30	$3.56	0.71%
Service Class	1,000.00	1,001.70	4.76	1,020.00	4.81	0.96

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Credit Quality ‡	Percentage of Net Assets
AAA	44.7%
AA	4.0
A	12.7
BBB	13.5
BB	4.7
B	2.8
CCC and Below	5.9
NR (Not Rated)	42.3
Net Other Assets (Liabilities) ^	(30.6)
Total	100.0%

‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, securities sold short, TBA short commitments, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 7.6%
ABFC Trust
Series 2004-OPT4, Class A1
0.81%, 04/25/2034 (A)	$ 822,858	$ 812,323
Series 2005-OPT1, Class A1MZ
0.54%, 07/25/2035 (A)	54,371	53,849
ACE Securities Corp. Home Equity Loan Trust Series 2006-HE1, Class A1A 0.39%, 02/25/2036 (A)	7,739,282	7,669,040
ALM V, Ltd. Series 2012-5A, Class A1R 1.51%, 02/13/2023 (A) (B)	3,100,000	3,097,542
Ameriquest Mortgage Securities Trust Series 2006-R1, Class M1 0.58%, 03/25/2036 (A)	200,000	170,352
Amortizing Residential Collateral Trust Series 2002-BC4, Class A 0.77%, 07/25/2032 (A)	6,344	5,864
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W4, Class A2D 0.57%, 02/25/2036 (A)	3,886,446	2,613,382
Avoca CLO III PLC Series III-X, Class A 0.35%, 09/15/2021 (A) (C)	EUR 385,154	428,659
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2
0.84%, 03/25/2035 (A)	$ 1,100,000	1,026,248
Series 2007-HE3, Class 1A2
0.39%, 04/25/2037 (A)	3,111,730	2,984,131
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1
0.85%, 10/25/2032 (A)	17,387	16,517
Series 2006-SD3, Class 21A1
2.79%, 07/25/2036 (A)	170,809	161,426
BNC Mortgage Loan Trust Series 2007-3, Class A3 0.32%, 07/25/2037 (A)	1,399,000	1,285,615
Bridgeport CLO II, Ltd. Series 2007-2A, Class A1 0.52%, 06/18/2021 (A) (B)	7,391,791	7,218,224
Celf Loan Partners II PLC Series 2005-2X, Class B1 0.43%, 12/15/2021 (A) (C)	EUR 2,278,931	2,504,308
Citigroup Mortgage Loan Trust
Series 2007-AMC1, Class A1
0.35%, 12/25/2036 (A) (B)	$ 13,231,378	8,652,475
Series 2007-AMC4, Class A2C
0.36%, 05/25/2037 (A)	2,100,000	1,890,292
COA Summit CLO, Ltd. Series 2014-1A, Class A1 1.63%, 04/20/2023 (A) (B)	7,000,000	6,999,909
Countrywide Asset-Backed Certificates
Series 2003-3, Class M1
1.24%, 08/25/2033 (A)	1,438,399	1,200,742
Series 2006-24, Class 1A
0.33%, 06/25/2047 (A)	17,618,084	13,876,478

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates (continued)
Series 2006-24, Class 2A3
0.34%, 06/25/2047 (A)	$ 9,974,537	$ 8,614,050
Series 2007-2, Class 2A3
0.33%, 08/25/2037 (A)	13,800,000	12,354,905
CWABS Asset-Backed Certificates Trust
Series 2003-BC1, Class A1
0.99%, 03/25/2033 (A)	45,789	42,142
Series 2004-13, Class MV4
1.03%, 04/25/2035 (A)	2,260,000	2,181,377
Series 2005-AB1, Class A3
0.79%, 08/25/2035 (A)	1,898,148	1,875,769
Flatiron CLO, Ltd. Series 2007-1A, Class A1A 0.51%, 10/15/2021 (A) (B)	6,500,361	6,398,923
GSAMP Trust
Series 2005-HE1, Class M2
1.51%, 12/25/2034 (A)	4,281,364	3,025,944
Series 2007-HS1, Class A1
1.04%, 02/25/2047 (A)	7,174,879	6,986,101
Home Equity Asset Trust Series 2002-1, Class A4 0.78%, 11/25/2032 (A)	1,283	1,082
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE9, Class M2
1.12%, 11/25/2034 (A)	3,300,000	3,097,515
Series 2005-WMC6, Class M3
0.95%, 07/25/2035 (A)	5,900,000	5,579,547
Series 2007-HE5, Class A2C
0.44%, 03/25/2037 (A)	3,579,850	2,020,296
Morgan Stanley Mortgage Loan Trust Series 2007-3XS, Class 2A1A 0.26%, 01/25/2047 (A)	113,511	112,428
National Collegiate Student Loan Trust Series 2005-1, Class A4 0.43%, 11/27/2028 (A)	2,274,077	2,231,011
Nautique Funding, Ltd. Series 2006-1A, Class A1A 0.53%, 04/15/2020 (A) (B)	5,294,108	5,230,361
New Century Home Equity Loan Trust
Series 2005-C, Class A2C
0.44%, 12/25/2035 (A)	2,205,414	2,136,607
Series 2005-D, Class A2C
0.42%, 02/25/2036 (A)	545,279	542,486
Option One Mortgage Loan Trust Series 2001-4, Class A 0.79%, 01/25/2032 (A)	133,787	114,210
Penarth Master Issuer PLC Series 2015-2A, Class A1 0.59%, 05/18/2019 (A) (B)	7,800,000	7,801,759
RAAC Series Trust Series 2007-SP1, Class M2 1.19%, 03/25/2037 (A)	5,212,000	4,090,498
Race Point IV CLO, Ltd. Series 2007-4A, Class A1A 0.48%, 08/01/2021 (A) (B)	3,275,839	3,273,847
Race Point V CLO, Ltd. Series 2011-5AR, Class AR 1.59%, 12/15/2022 (A) (B)	8,973,821	8,974,180

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
RAMP Trust Series 2004-RS11, Class M2 1.84%, 11/25/2034 (A)	$ 320,539	$ 301,807
RASC Trust
Series 2005-KS11, Class M2
0.61%, 12/25/2035 (A)	7,100,000	6,019,749
Series 2006-KS9, Class AI3
0.35%, 11/25/2036 (A)	3,450,577	2,934,560
Series 2007-KS3, Class AI4
0.53%, 04/25/2037 (A)	2,700,000	1,896,032
SLM Student Loan Trust Series 2005-3, Class A5 0.37%, 10/25/2024 (A)	11,454,404	11,374,922
Soundview Home Loan Trust
Series 2005-3, Class M3
1.01%, 06/25/2035 (A)	400,000	358,007
Series 2006-OPT2, Class A3
0.37%, 05/25/2036 (A)	3,789,210	3,574,108
Series 2007-WMC1, Class 3A1
0.30%, 02/25/2037 (A)	1,410,333	587,212
Structured Asset Investment Loan Trust Series 2004-11, Class A4 1.09%, 01/25/2035 (A)	6,536,699	6,437,642
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-GEL1, Class A1 0.29%, 01/25/2037 (A) (B)	69,794	69,597
U.S. Small Business Administration
Series 2003-20I, Class 1
5.13%, 09/01/2023	85,540	93,220
Series 2004-20C, Class 1
4.34%, 03/01/2024	682,466	716,187
Series 2008-20L, Class 1
6.22%, 12/01/2028	1,671,645	1,896,282
Volkswagen Auto Loan Enhanced Trust Series 2014-1, Class A2 0.42%, 03/20/2017	3,643,126	3,642,489
Wachovia Mortgage Loan Trust Series 2005-WMC1, Class M2 0.88%, 10/25/2035 (A)	1,651,000	1,244,902
Wood Street CLO BV Series I, Class A 0.31%, 11/22/2021 (A) (C)	EUR 1,100,993	1,218,016

Total Asset-Backed Securities (Cost $191,078,150)		191,717,146

CORPORATE DEBT SECURITIES - 23.8%
Airlines - 0.2%
Latam Airlines Pass-Through Trust 4.20%, 08/15/2029 (B)	$ 4,400,000	4,350,500

Auto Components - 0.1%
Schaeffler Holding Finance BV
5.75%, 11/15/2021 Cash Rate 5.75% (C) (D)	EUR 1,600,000	1,879,101
6.25%, 11/15/2019 (B)	$ 400,000	421,500

		2,300,601

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles - 0.1%
Daimler Finance North America LLC 1.88%, 01/11/2018 (B)	$ 1,300,000	$ 1,302,833

Banks - 6.8%
Banco Popular Espanol SA Series MTN 11.50%, 10/10/2018 (A) (C) (E)	EUR 1,000,000	1,239,713
Banco Santander Chile 1.18%, 04/11/2017 (A) (B)	$ 7,900,000	7,879,136
Banco Santander SA 6.25%, 09/11/2021 (A) (C) (E) (F)	EUR 7,100,000	7,697,758
Bank of Nova Scotia 0.59%, 04/11/2017 (A)	$ 2,700,000	2,695,691
Barclays Bank PLC
7.63%, 11/21/2022	2,800,000	3,188,640
10.18%, 06/12/2021 (B)	5,520,000	7,313,442
BPCE SA 4.63%, 07/11/2024 (B)	11,000,000	10,756,966
CIT Group, Inc.
4.25%, 08/15/2017	1,500,000	1,522,500
5.25%, 03/15/2018	14,000,000	14,472,500
5.50%, 02/15/2019 (B)	6,400,000	6,672,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 11.00%, 06/30/2019 (A) (B) (E)	1,910,000	2,420,925
Credit Agricole SA
7.50%, 06/23/2026 (A) (C) (E)	GBP 2,500,000	3,869,203
8.13%, 09/19/2033 (A) (C)	$ 6,800,000	7,480,000
Depfa ACS Bank Series MTN 4.88%, 05/21/2019	EUR 9,000,000	11,744,242
Eksportfinans ASA
2.00%, 09/15/2015	$ 1,320,000	1,320,660
Series MTN
5.50%, 06/26/2017	700,000	741,783
HSBC Capital Funding, LP 10.18%, 06/30/2030 (A) (B) (E)	100,000	152,500
Intesa Sanpaolo SpA 1.66%, 04/11/2016 (A)	3,500,000	3,508,277
Lloyds Bank PLC 12.00%, 12/16/2024 (A) (B) (E) (G)	16,500,000	23,595,000
Lloyds Banking Group PLC 7.63%, 06/27/2023 (A) (C) (E) (F)	GBP 2,500,000	4,054,013
Mizuho Bank, Ltd. 0.73%, 09/25/2017 (A) (B)	$ 300,000	299,435
Royal Bank of Scotland Group PLC 6.99%, 10/05/2017 (A) (B) (E)	3,600,000	4,230,000
UniCredit SpA
6.75%, 09/10/2021 (A) (C) (E)	EUR 600,000	647,675
8.00%, 06/03/2024 (A) (C) (E) (F)	$ 2,600,000	2,548,000
Wells Fargo & Co.
7.98%, 03/15/2018 (A) (E)	8,700,000	9,428,625
Series MTN
0.58%, 06/02/2017 (A)	32,100,000	32,048,351

		171,527,035

Beverages - 0.0% (H)
Constellation Brands, Inc. 4.25%, 05/01/2023	700,000	689,500

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 2.6%
Goldman Sachs Group, Inc.
3.75%, 05/22/2025 (F)	$ 15,400,000	$ 15,197,367
5.95%, 01/18/2018	2,450,000	2,693,246
Series MTN
1.37%, 11/15/2018 (A)	3,300,000	3,329,231
Morgan Stanley
0.76%, 10/15/2015 (A)	1,100,000	1,100,902
3.45%, 11/02/2015	13,800,000	13,925,125
Series MTN
0.73%, 10/18/2016 (A)	4,597,000	4,591,093
6.25%, 08/28/2017	5,500,000	6,027,791
6.63%, 04/01/2018	13,900,000	15,596,578
UBS AG
0.84%, 06/01/2017 (A)	1,500,000	1,496,020
1.13%, 06/01/2020 (A)	500,000	498,568
5.88%, 12/20/2017	1,569,000	1,726,085

		66,182,006

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.63%, 10/01/2023 (B) (F)	1,327,060	922,307
6.75%, 10/01/2023 (B) (F)	459,550	329,727

		1,252,034

Consumer Finance - 1.5%
Ally Financial, Inc.
2.75%, 01/30/2017	3,600,000	3,583,800
5.50%, 02/15/2017	1,800,000	1,876,500
8.00%, 03/15/2020	7,132,000	8,397,930
Navient Corp.
Series MTN
4.88%, 06/17/2019 (F)	11,100,000	10,989,000
OneMain Financial Holdings, Inc.
6.75%, 12/15/2019 (B)	800,000	834,000
7.25%, 12/15/2021 (B)	700,000	725,375
Springleaf Finance Corp.
Series MTN
5.40%, 12/01/2015	3,800,000	3,838,000
6.50%, 09/15/2017	8,400,000	8,809,500

		39,054,105

Diversified Financial Services - 4.9%
Bank of America Corp.
3.75%, 07/12/2016	5,600,000	5,740,778
6.50%, 08/01/2016	4,500,000	4,746,933
Series MTN
6.40%, 08/28/2017	11,200,000	12,280,106
6.88%, 04/25/2018	900,000	1,016,713
7.63%, 06/01/2019	15,000,000	17,800,155
Bank of America NA
0.57%, 06/15/2016 (A)	3,700,000	3,688,478
0.73%, 06/05/2017 (A)	4,300,000	4,301,617
Bear Stearns Cos. LLC
6.40%, 10/02/2017	2,200,000	2,421,289
7.25%, 02/01/2018	1,500,000	1,699,239
Blackstone CQP Holdco, LP 9.30%, 03/19/2019 (G) (I)	1,096,250	1,047,925
Citigroup, Inc.
6.00%, 08/15/2017	5,300,000	5,764,746
8.40%, 04/30/2018 (A) (E)	5,300,000	6,022,125

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Ford Motor Credit Co. LLC 5.63%, 09/15/2015	$ 10,845,000	$ 10,943,462
General Motors Financial Co., Inc. 2.75%, 05/15/2016	4,500,000	4,553,766
JPMorgan Chase & Co.
0.79%, 02/15/2017 (A)	25,400,000	25,435,332
6.30%, 04/23/2019	5,400,000	6,186,364
JPMorgan Chase Bank NA 6.00%, 10/01/2017	1,600,000	1,744,565
Lehman Brothers Holdings, Inc. 6.75%, 12/28/2017 (J) (K)	4,000,000	40
Tayarra, Ltd. 3.63%, 02/15/2022	7,762,669	8,231,969

		123,625,602

Diversified Telecommunication Services - 1.6%
AT&T, Inc. 0.70%, 03/30/2017 (A)	7,300,000	7,274,801
KT Corp. 4.88%, 07/15/2015 (B) (F)	900,000	900,851
Verizon Communications, Inc.
0.68%, 06/09/2017 (A)	21,200,000	21,149,120
1.82%, 09/15/2016 (A)	6,000,000	6,073,836
2.04%, 09/14/2018 (A)	1,000,000	1,034,545
2.50%, 09/15/2016	823,000	836,354
3.65%, 09/14/2018	3,300,000	3,470,897

		40,740,404

Electronic Equipment, Instruments & Components - 0.2%
Flextronics International, Ltd. 4.75%, 06/15/2025 (B)	6,100,000	6,052,420

Gas Utilities - 0.3%
National Fuel Gas Co. 5.20%, 07/15/2025	6,300,000	6,386,001

Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 6.00%, 01/15/2020	2,800,000	3,170,658

Health Care Providers & Services - 0.1%
HCA, Inc. 6.50%, 02/15/2016	1,410,000	1,453,174

Hotels, Restaurants & Leisure - 0.5%
MGM Resorts International 7.50%, 06/01/2016 (F)	6,095,000	6,354,038
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025 (B)	6,200,000	5,905,500

		12,259,538

Metals & Mining - 0.5%
Anglo American Capital PLC 1.23%, 04/15/2016 (A) (B)	11,400,000	11,373,210
Gold Fields Orogen Holdings BVI, Ltd. 4.88%, 10/07/2020 (C)	1,600,000	1,464,000

		12,837,210

Oil, Gas & Consumable Fuels - 1.9%
Canadian Natural Resources, Ltd. 0.66%, 03/30/2016 (A)	10,800,000	10,780,463
CNPC General Capital, Ltd. 1.18%, 05/14/2017 (A) (B)	7,200,000	7,188,883

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. Series MTN 7.80%, 08/01/2031	$ 125,000	$ 142,761
ONEOK Partners, LP 3.25%, 02/01/2016 (F)	4,500,000	4,542,467
Petrobras Global Finance BV
1.90%, 05/20/2016 (A) (F)	1,500,000	1,477,785
2.00%, 05/20/2016	700,000	691,719
2.42%, 01/15/2019 (A)	700,000	647,150
2.64%, 03/17/2017 (A) (F)	1,300,000	1,276,860
3.25%, 03/17/2017	2,100,000	2,070,831
3.50%, 02/06/2017	9,740,000	9,635,100
3.88%, 01/27/2016	700,000	702,989
4.38%, 05/20/2023	700,000	609,847
5.75%, 01/20/2020	500,000	495,420
6.13%, 10/06/2016	200,000	205,500
6.25%, 03/17/2024	100,000	96,547
6.85%, 06/05/2115	7,000,000	5,742,520
7.88%, 03/15/2019 (F)	700,000	743,547

		47,050,389

Pharmaceuticals - 0.6%
Actavis Funding SCS
3.00%, 03/12/2020	400,000	400,907
3.45%, 03/15/2022	300,000	297,159
Baxalta, Inc.
2.00%, 06/22/2018 (B)	2,950,000	2,946,118
2.88%, 06/23/2020 (B)	6,300,000	6,290,808
4.00%, 06/23/2025 (B)	6,400,000	6,352,403

		16,287,395

Road & Rail - 0.1%
Hellenic Railways Organization SA 4.03%, 03/17/2017 (G)	EUR 5,800,000	3,362,386

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc. 2.85%, 05/06/2021	$ 1,000,000	1,014,698
Hewlett-Packard Co. 2.13%, 09/13/2015	9,835,000	9,867,534

		10,882,232

Tobacco - 0.2%
Altria Group, Inc. 9.25%, 08/06/2019	2,872,000	3,605,144
Reynolds American, Inc. 2.30%, 06/12/2018	2,100,000	2,115,700

		5,720,844

Trading Companies & Distributors - 0.9%
International Lease Finance Corp.
5.75%, 05/15/2016	5,810,000	5,955,250
7.13%, 09/01/2018 (B)	13,200,000	14,718,000
8.63%, 09/15/2015	300,000	303,750
8.75%, 03/15/2017	1,600,000	1,750,576

		22,727,576

Wireless Telecommunication Services - 0.1%
Sprint Communications, Inc. 9.13%, 03/01/2017 (F)	1,500,000	1,623,750

Total Corporate Debt Securities (Cost $586,691,876)		600,838,193

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 7.9%
Brazil Letras do Tesouro Nacional Zero Coupon, 10/01/2015 - 04/01/2016	BRL 357,100,000	$ 106,103,955
Bundesrepublik Deutschland
2.50%, 07/04/2044	EUR 1,000,000	1,359,492
3.25%, 07/04/2042	100,000	153,010
4.25%, 07/04/2039	14,900,000	25,727,185
4.75%, 07/04/2040	800,000	1,489,172
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond 0.75%, 04/15/2018	33,545,925	38,935,745
Mexican Bonos
10.00%, 12/05/2024	MXN 43,600,000	3,551,940
Series M
7.75%, 05/29/2031	1,200,000	85,148
8.00%, 06/11/2020	201,900,000	14,358,362
Slovenia Government International Bond 5.50%, 10/26/2022 (C) (F)	$ 1,300,000	1,441,635
Spain Government Bond
1.60%, 04/30/2025 (C)	EUR 2,600,000	2,733,388
3.80%, 04/30/2024 (C)	3,200,000	4,029,134

Total Foreign Government Obligations (Cost $227,090,203)		199,968,166

LOAN ASSIGNMENTS - 0.3%
Automobiles - 0.1%
Chrysler Group LLC, Term Loan B 3.50%, 05/24/2017 (A)	$ 1,385,567	1,382,598

Health Care Providers & Services - 0.2%
HCA, Inc., Term Loan B5 2.94%, 03/31/2017 (A)	5,147,607	5,139,885

Total Loan Assignments (Cost $6,530,796)		6,522,483

MORTGAGE-BACKED SECURITIES - 7.9%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21
2.66%, 01/25/2036 (A)	255,191	219,918
Series 2005-4, Class 1A1
2.63%, 08/25/2035 (A)	201,076	175,361
Series 2005-5, Class 2A1
2.76%, 09/25/2035 (A)	235,231	206,434
Aire Valley Mortgages PLC Series 2006-1X, Class 2A1 0.29%, 09/20/2066 (A) (C)	EUR 2,857,611	3,094,705
Alternative Loan Trust
Series 2003-J3, Class 2A1
6.25%, 12/25/2033	$ 121,108	125,977
Series 2005-14, Class 2A1
0.40%, 05/25/2035 (A)	287,557	236,783
Series 2005-56, Class 5A2
0.96%, 11/25/2035 (A)	716,238	608,705
Series 2005-59, Class 1A1
0.52%, 11/20/2035 (A)	6,329,344	5,098,084
Series 2005-62, Class 2A1
1.16%, 12/25/2035 (A)	4,308	3,552

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust (continued)
Series 2005-81, Class A1
0.47%, 02/25/2037 (A)	$ 1,643,833	$ 1,310,605
Series 2006-OA1, Class 2A1
0.40%, 03/20/2046 (A)	1,313,620	1,034,932
Series 2006-OA12, Class A1B
0.38%, 09/20/2046 (A)	3,756,385	3,090,221
Series 2006-OA17, Class 1A1A
0.38%, 12/20/2046 (A)	4,088,036	3,108,281
Series 2006-OA19, Class A1
0.37%, 02/20/2047 (A)	6,464,310	4,796,680
Series 2006-OA21, Class A1
0.38%, 03/20/2047 (A)	3,858,359	3,038,292
Series 2007-HY4, Class 1A1
2.76%, 06/25/2037 (A)	3,537,050	2,955,170
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12
0.40%, 10/25/2046 (A)	3,165,194	2,187,766
Series 2006-5, Class A1
1.08%, 11/25/2046 (A)	7,988,617	4,226,410
Series 2007-1, Class A1
0.86%, 02/25/2047 (A)	4,914,726	3,051,362
BAMLL Commercial Mortgage Securities Trust Series 2015-ASHF, Class A 1.41%, 01/15/2028 (A) (B)	4,100,000	4,100,089
Banc of America Funding Trust
Series 2005-D, Class A1
2.70%, 05/25/2035 (A)	7,980,516	8,119,544
Series 2006-D, Class 5A1
5.49%, 05/20/2036 (A)	746,820	687,740
Series 2006-J, Class 4A1
2.93%, 01/20/2047 (A)	110,796	93,484
Series 2009-R6, Class 3A1
2.01%, 01/26/2037 (A) (B)	956,486	954,924
Banc of America Funding, Ltd. Series 2012-R5, Class A 0.44%, 10/03/2039 (A) (B)	4,351,207	4,301,460
Banc of America Re-REMIC Trust Series 2010-UB5, Class A4A 5.67%, 02/17/2051 (A) (B)	17,683,199	18,314,156
BCAP LLC Trust Series 2013-RR12, Class 1A3 0.68%, 05/26/2035 (A) (B)	214,022	201,690
Bear Stearns Alt-A Trust
Series 2006-6, Class 32A1
2.60%, 11/25/2036 (A)	950,266	687,515
Series 2006-8, Class 3A1
0.35%, 02/25/2034 (A)	611,873	556,234
Series 2006-R1, Class 2E21
2.55%, 08/25/2036 (A)	692,121	432,393
Bear Stearns ARM Trust
Series 2003-5, Class 2A1
2.50%, 08/25/2033 (A)	884,782	882,679
Series 2003-8, Class 2A1
2.72%, 01/25/2034 (A)	57,060	57,975
Series 2003-8, Class 4A1
2.72%, 01/25/2034 (A)	143,002	142,756

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns ARM Trust (continued)
Series 2003-9, Class 2A1
2.83%, 02/25/2034 (A)	$ 124,935	$ 122,052
Series 2004-10, Class 22A1
2.52%, 01/25/2035 (A)	186,235	178,656
Series 2005-2, Class A2
2.51%, 03/25/2035 (A)	272,304	272,787
Series 2005-5, Class A2
2.26%, 08/25/2035 (A)	253,106	254,238
Series 2006-4, Class 1A1
2.73%, 10/25/2036 (A)	510,643	422,580
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1
2.58%, 01/26/2036 (A)	542,384	436,025
Series 2007-R6, Class 2A1
2.33%, 12/26/2046 (A)	371,330	284,532
Berica 8 Residential MBS Srl Series 2008, Class A 0.29%, 03/31/2048 (A) (C)	EUR 9,626,513	10,540,255
Berica ABS Srl Series 2011-1, Class A1 0.32%, 12/31/2055 (A) (C)	8,556,265	9,475,619
Business Mortgage Finance 7 PLC Series 7X, Class A1 2.57%, 02/15/2041 (A) (C)	GBP 4,038,330	6,327,186
CD Mortgage Trust Series 2007-CD5, Class A4 5.89%, 11/15/2044 (A)	$ 300,291	323,281
ChaseFlex Trust Series 2007-3, Class 1A2 0.65%, 07/25/2037 (A)	2,004,655	1,105,072
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M
2.46%, 10/19/2032 (A)	57,563	49,277
Series 2004-12, Class 11A1
2.68%, 08/25/2034 (A)	78,605	68,536
Series 2005-HY10, Class 5A1
4.87%, 02/20/2036 (A)	240,564	210,908
Series 2006-OA5, Class 2A2
0.49%, 04/25/2046 (A)	180,123	103,668
Citigroup Mortgage Loan Trust
Series 2005-6, Class A1
2.23%, 09/25/2035 (A)	428,305	429,227
Series 2005-6, Class A2
2.41%, 09/25/2035 (A)	317,279	316,972
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR15, Class 2A1 2.22%, 06/25/2033 (A)	539,077	528,342
Deutsche Alt-A Securities, Inc., Alternate Loan Trust Series 2005-AR1, Class 2A1 1.81%, 08/25/2035 (A)	163,872	131,501
First Horizon Mortgage Pass-Through Trust Series 2005-AR3, Class 2A1 2.68%, 08/25/2035 (A)	93,764	84,688

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Granite Mortgages PLC
Series 2003-3, Class 3A
0.95%, 01/20/2044 (A) (C)	GBP 188,937	$ 296,333
Series 2004-3, Class 3A2
0.95%, 09/20/2044 (A) (C)	949,924	1,489,881
Greenpoint Mortgage Funding Trust Series 2006-AR7, Class 1A32 0.39%, 12/25/2046 (A)	$ 590,383	351,497
GSR Mortgage Loan Trust
Series 2004-12, Class 1A1
0.53%, 12/25/2034 (A)	625,356	566,908
Series 2005-AR6, Class 2A1
2.68%, 09/25/2035 (A)	437,176	438,109
Series 2006-AR1, Class 2A1
2.70%, 01/25/2036 (A)	6,865	6,352
HarborView Mortgage Loan Trust
Series 2006-5, Class 2A1A
0.37%, 07/19/2046 (A)	1,028,120	617,406
Series 2006-7, Class 2A1A
0.39%, 09/19/2046 (A)	471,627	360,340
Independent National Mortgage Corp. Index Mortgage Loan Trust Series 2006-AR12, Class A1 0.38%, 09/25/2046 (A)	609,727	519,430
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3 5.87%, 09/15/2045 (A)	3,514,907	3,802,887
Lehman XS Trust Series 2006-GP4, Class 2A2 0.42%, 08/25/2046 (A)	3,057	47
Luminent Mortgage Trust Series 2006-6, Class A1 0.39%, 10/25/2046 (A)	428,071	365,638
Marche Mutui Srl Series 6, Class A1 2.25%, 01/27/2064 (A) (C)	EUR 5,468,146	6,207,671
MASTR Alternative Loan Trust Series 2006-2, Class 2A1 0.59%, 03/25/2036 (A)	$ 276,097	66,290
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A
1.67%, 10/25/2035 (A)	5,632,699	5,450,351
Series 2005-2, Class 3A
1.18%, 10/25/2035 (A)	77,555	73,378
Series 2005-3, Class 4A
0.44%, 11/25/2035 (A)	41,451	38,675
Morgan Stanley Capital I Trust Series 2015-XLF1, Class A 1.34%, 08/14/2031 (A) (B)	10,300,000	10,288,732
NACC Reperforming Loan REMIC Trust Series 2004-R1, Class A1 6.50%, 03/25/2034 (B)	608,695	606,534
RALI Trust
Series 2005-QA13, Class 2A1
3.55%, 12/25/2035 (A)	3,551,215	3,052,497
Series 2005-QO3, Class A1
0.59%, 10/25/2045 (A)	407,302	314,264

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RALI Trust (continued)
Series 2006-QO6, Class A1
0.37%, 06/25/2046 (A)	$ 6,836,558	$ 2,997,215
Series 2007-QO2, Class A1
0.34%, 02/25/2047 (A)	5,461,750	3,147,071
Reperforming Loan REMIC Trust
Series 2003-R4, Class 2A
5.62%, 01/25/2034 (A) (B)	427,434	427,055
Series 2004-R1, Class 2A
6.34%, 11/25/2034 (B)	401,999	420,462
Series 2005-R2, Class 1AF1
0.53%, 06/25/2035 (A) (B)	692,306	607,697
Residential Asset Securitization Trust Series 2007-A2, Class 2A2 6.50%, 04/25/2037	4,762,733	3,030,117
RFMSI Trust
Series 2003-S9, Class A1
6.50%, 03/25/2032	8,156	8,451
Series 2005-SA4, Class 1A21
2.99%, 09/25/2035 (A)	777,523	618,077
RMAC Securities No. 1 PLC Series 2007-NS1X, Class A2B 0.44%, 06/12/2044 (A) (C)	10,718,217	9,944,061
Selkirk No. 2, Ltd. Series 2002, Class A 1.18%, 02/20/2041 (B)	322,335	322,570
Sequoia Mortgage Trust
Series 2004-12, Class A1
0.46%, 01/20/2035 (A)	1,354,344	1,282,166
Series 2010, Class 2A1
0.95%, 10/20/2027 (A)	27,409	25,748
Silverstone Master Issuer PLC Series 2015-1A, Class 1A 0.94%, 01/21/2070 (A) (B)	GBP 2,050,000	3,228,764
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1
2.44%, 09/25/2034 (A)	$ 188,214	189,378
Series 2004-20, Class 3A1
2.54%, 01/25/2035 (A)	210,056	202,157
Series 2005-1, Class 1A1
2.53%, 02/25/2035 (A)	421,814	403,873
Series 2005-17, Class 3A1
2.63%, 08/25/2035 (A)	79,688	75,150
Series 2005-18, Class 3A1
2.60%, 09/25/2035 (A)	2,739,081	2,315,115
Series 2006-8, Class 1A2
2.59%, 09/25/2036 (A)	4,746,338	3,001,323
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1
0.44%, 07/19/2035 (A)	125,542	108,259
Series 2005-AR5, Class A2
0.44%, 07/19/2035 (A)	84,750	81,823
Series 2005-AR5, Class A3
0.44%, 07/19/2035 (A)	173,038	164,858
Series 2005-AR8, Class A1A
0.47%, 02/25/2036 (A)	258,154	209,542
Series 2006-AR3, Class 12A1
0.41%, 05/25/2036 (A)	1,635,738	1,180,839

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust (continued)
Series 2006-AR6, Class 2A1
0.38%, 07/25/2046 (A)	$ 4,451,476	$ 3,517,240
Series 2006-AR7, Class A1BG
0.31%, 08/25/2036 (A)	4,122,687	3,196,030
Structured Asset Mortgage Investments Trust Series 2002-AR3, Class A1 0.85%, 09/19/2032 (A)	29,164	28,424
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A
2.44%, 09/25/2033 (A)	2,029,776	2,013,299
Series 2006-AR10, Class 1A1
2.25%, 09/25/2036 (A)	1,293,618	1,164,608
Series 2006-AR17, Class 1A
0.97%, 12/25/2046 (A)	729,047	581,837
Series 2006-AR19, Class 1A1A
0.89%, 01/25/2047 (A)	196,267	177,202
Series 2006-AR3, Class A1A
1.16%, 02/25/2046 (A)	846,140	779,751
Series 2006-AR7, Class 3A
2.19%, 07/25/2046 (A)	1,506,143	1,352,944
Series 2006-AR7, Class C1B2
0.41%, 07/25/2046 (A)	19,208	872
Series 2006-AR9, Class 2A
2.19%, 08/25/2046 (A)	1,298,343	1,161,541
Series 2007-HY1, Class 1A1
2.18%, 02/25/2037 (A)	425,741	354,949
Series 2007-HY4, Class 2A2
1.95%, 04/25/2037 (A)	4,530,909	3,722,115
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-CC, Class A1
2.62%, 01/25/2035 (A)	235,190	237,509
Series 2005-AR2, Class 1A1
2.62%, 03/25/2035 (A)	2,866,330	2,878,825
Series 2006-AR4, Class 2A6
5.68%, 04/25/2036 (A)	217,413	63,405
Series 2006-AR8, Class 2A4
2.64%, 04/25/2036 (A)	513,786	500,228

Total Mortgage-Backed Securities (Cost $198,368,710)		200,403,049

MUNICIPAL GOVERNMENT OBLIGATIONS - 3.9%
California - 2.1%
Bay Area Toll Authority, Revenue Bonds
Series S1
7.04%, 04/01/2050	1,200,000	1,619,904
Series S3
6.91%, 10/01/2050	8,100,000	10,818,765
California State Public Works Board, Revenue Bonds Series B2 7.80%, 03/01/2035	400,000	521,308
Metropolitan Water District of Southern California, Revenue Bonds Series A 6.95%, 07/01/2040	6,000,000	7,106,100

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
State of California, General Obligation Unlimited
7.30%, 10/01/2039	$ 8,500,000	$ 11,806,925
7.50%, 04/01/2034	900,000	1,246,527
7.55%, 04/01/2039	3,400,000	4,916,162
7.60%, 11/01/2040	6,800,000	10,075,628
7.63%, 03/01/2040	3,100,000	4,474,478

		52,585,797

Illinois - 0.8%
Chicago Transit Authority, Revenue Bonds
Series A
6.90%, 12/01/2040	11,300,000	12,843,354
Series B
6.90%, 12/01/2040	6,100,000	6,933,138

		19,776,492

Kentucky - 0.1%
Kentucky State Property & Building Commission, Revenue Bonds
Series C
4.30%, 11/01/2019	500,000	534,395
4.40%, 11/01/2020	600,000	647,964
5.37%, 11/01/2025	1,100,000	1,197,405

		2,379,764

New York - 0.7%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
4.73%, 11/01/2023	900,000	1,011,600
4.91%, 11/01/2024	600,000	665,124
Port Authority of New York & New Jersey, Revenue Bonds 4.46%, 10/01/2062	18,100,000	17,326,949

		19,003,673

Ohio - 0.1%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds Series A-2 5.88%, 06/01/2030	2,900,000	2,386,004

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds Series A 7.47%, 06/01/2047	2,330,000	1,980,640

Total Municipal Government Obligations (Cost $95,385,153)		98,112,370

U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.8%
Federal Home Loan Mortgage Corp.
1.86%, 09/01/2035 (A)	130,889	138,494
2.37%, 09/01/2035 (A)	873,282	935,311
2.44%, 08/01/2023 (A)	35,449	36,767
4.00%, TBA (L)	1,000,000	1,057,519
Federal Home Loan Mortgage Corp. REMIC 0.54%, 12/15/2029 (A)	35,118	35,299

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
1.35%, 10/25/2044 (A)	$ 1,245,245	$ 1,265,018
1.55%, 07/25/2044 (A)	627,835	633,969
6.50%, 07/25/2043	72,541	84,348
Federal National Mortgage Association
1.35%, 06/01/2043 (A)	171,656	176,041
1.75%, 08/01/2035 (A)	490,062	513,486
1.92%, 08/01/2035 (A)	17,539	18,556
1.98%, 12/01/2034 (A)	9,937	10,490
2.00%, 08/01/2036 (A)	273,443	288,178
2.12%, 05/01/2035 (A)	606,973	640,036
2.17%, 09/01/2035 (A)	1,628,196	1,732,250
2.26%, 07/01/2032 (A)	6,343	6,585
2.30%, 10/01/2035 (A)	14,221	15,196
2.38%, 01/01/2028 (A)	38,372	40,782
3.00%, TBA (L)	88,000,000	87,444,841
3.50%, 02/01/2026	192,639	203,639
3.50%, TBA (L)	131,000,000	134,821,019
4.00%, 12/01/2040 - 03/01/2041	662,945	704,948
4.00%, TBA (L)	132,000,000	139,542,038
4.50%, 05/01/2019 - 07/01/2041	263,638	280,608
4.50%, TBA (L)	100,000,000	107,953,130
5.00%, 10/01/2020 - 10/01/2041	9,148,749	10,085,391
5.00%, TBA (L)	161,000,000	177,093,728
5.50%, 12/01/2017 - 09/01/2027	343,642	378,555
6.00%, 04/01/2041	570,092	647,777
Federal National Mortgage Association REMIC
0.39%, 10/27/2037 (A)	9,476,756	9,365,357
6.50%, 06/17/2038	1,096,419	1,125,572
Government National Mortgage Association
0.77%, 06/20/2065 (L)	6,400,000	6,382,250
3.00%, TBA (L)	10,000,000	10,093,750
3.50%, TBA (L)	12,000,000	12,428,673
6.50%, 06/20/2032	3,221	3,812
Overseas Private Investment Corp. 2.07%, 05/15/2021	22,222,929	22,295,154

Total U.S. Government Agency Obligations (Cost $726,555,570)		728,478,567

U.S. GOVERNMENT OBLIGATIONS - 36.4%
U.S. Treasury Bond
2.50%, 02/15/2045 (F)	7,200,000	6,336,576
2.75%, 08/15/2042	10,400,000	9,676,066
2.75%, 11/15/2042 (M)	21,300,000	19,815,646
3.00%, 05/15/2042	9,500,000	9,307,777
3.00%, 11/15/2044 (M)	27,400,000	26,802,762
3.13%, 02/15/2042 - 02/15/2043	7,900,000	7,938,059
3.13%, 08/15/2044 (M)	80,900,000	81,032,757
3.38%, 05/15/2044 (N)	41,000,000	43,066,031
3.75%, 11/15/2043	1,700,000	1,912,235
4.25%, 05/15/2039	22,000,000	26,547,818
4.38%, 11/15/2039 - 05/15/2040	19,900,000	24,478,992
4.50%, 08/15/2039	8,800,000	11,014,441
4.63%, 02/15/2040	2,200,000	2,805,515
5.50%, 08/15/2028	1,400,000	1,861,672
6.13%, 08/15/2029	20,500,000	29,007,500

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042 - 02/15/2045	$ 9,331,949	$ 8,536,350
1.38%, 02/15/2044	1,218,144	1,300,369
1.75%, 01/15/2028	56,351,571	63,835,736
2.00%, 01/15/2026	24,674,193	28,325,209
2.38%, 01/15/2025 (M)	28,114,240	33,073,761
2.50%, 01/15/2029	43,856,814	54,050,102
3.88%, 04/15/2029	25,904,340	36,691,063
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2022 (M) (N)	52,054,944	51,587,282
0.13%, 07/15/2022 (M) (O)	10,699,416	10,618,336
0.13%, 01/15/2023 (O) (P)	11,274,560	11,075,496
0.25%, 01/15/2025	20,476,630	20,084,687
0.38%, 07/15/2023 (M)	25,415,250	25,506,592
0.63%, 07/15/2021	26,032,312	26,870,240
1.13%, 01/15/2021 (M) (O)	34,716,471	36,720,792
1.25%, 07/15/2020 (M)	542,410	580,379
U.S. Treasury Note
2.00%, 02/15/2025 (F) (M)	53,900,000	52,367,192
2.13%, 05/15/2025 (F) (M)	59,000,000	57,930,625
2.25%, 11/15/2024 (F) (M) (N) (O) (P)	92,600,000	92,035,696
2.38%, 08/15/2024 (N) (P)	2,200,000	2,211,860
2.50%, 05/15/2024 (M) (P)	2,700,000	2,746,194
2.75%, 02/15/2024 (N) (P)	2,400,000	2,491,687

Total U.S. Government Obligations (Cost $942,197,083)		920,243,495

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.1%
Banks - 0.1%
Wells Fargo & Co. Series L, 7.50%	2,100	2,467,500

Total Convertible Preferred Stock (Cost $1,890,035)		2,467,500

	Principal	Value
COMMERCIAL PAPER - 8.0%
Diversified Financial Services - 2.0%
Holcim US Fiance SARL & Cie SCS 0.51%, 07/07/2015 - 07/10/2015 (Q)	$ 7,300,000	7,299,296
Mondelez International, Inc.
0.46%, 07/09/2015 (Q)	10,400,000	10,398,960
0.47%, 07/06/2015 (Q)	9,800,000	9,799,374
0.48%, 07/23/2015 (Q)	12,700,000	12,696,352
Nationwide Building Society 0.44%, 08/27/2015 (Q)	4,100,000	4,097,209
Volvo Group Treasury NA 0.51%, 07/06/2015 (Q)	6,300,000	6,299,562

		50,590,753

Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG 0.51%, 07/15/2015 (Q)	6,100,000	6,098,814

Electric Utilities - 2.3%
Commonwealth Edison 0.48%, 07/10/2015 (Q)	1,300,000	1,299,847
Duke Energy Corp. 0.44%, 07/13/2015 (Q)	5,800,000	5,799,169

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Electric Utilities (continued)
Edison International 0.46%, 07/07/2015 (Q)	$ 12,800,000	$ 12,799,040
Entergy Corp. 0.97%, 09/04/2015 (Q)	14,100,000	14,075,814
Pacific Gas & Electric Co. 0.44%, 07/07/2015 - 07/08/2015 (Q)	17,100,000	17,098,710
Virginia Electric & Power Co.
0.42%, 07/14/2015 (Q)	6,400,000	6,399,052
0.43%, 07/13/2015 (Q)	1,100,000	1,099,846

		58,571,478

Household Durables - 0.1%
Newell Rubbermaid, Inc. 0.86%, 07/16/2015 (Q)	2,500,000	2,499,115

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. 1.06%, 09/14/2015 (Q)	5,600,000	5,587,867

Media - 0.4%
NBCUniversal Enterprise, Inc.
0.45%, 07/07/2015 (G) (Q)	2,500,000	2,499,817
0.47%, 07/07/2015 (G) (Q)	8,300,000	8,299,363

		10,799,180

Metals & Mining - 0.4%
Glencore Funding LLC 0.57%, 07/10/2015 - 07/13/2015 (Q)	10,400,000	10,398,250

Oil, Gas & Consumable Fuels - 2.3%
ENI Finance USA, Inc. 1.31%, 06/02/2016 - 06/03/2016 (Q)	18,000,000	17,784,184
Plais All American Pipeline 0.54%, 07/06/2015 (Q)	10,000,000	9,999,264
Williams Partners, LP
0.52%, 07/10/2015 (Q)	4,500,000	4,499,426
0.53%, 07/07/2015 - 07/13/2015 (Q)	17,300,000	17,297,851
0.56%, 07/15/2015 (Q)	6,300,000	6,298,653
0.57%, 07/15/2015 (Q)	2,500,000	2,499,456

		58,378,834

Total Commercial Paper (Cost $202,924,291)		202,924,291

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.6%
Federal Home Loan Bank Discount Notes
0.06%, 08/19/2015 (Q)	4,600,000	4,599,656
0.07%, 08/07/2015 - 08/14/2015 (Q)	7,600,000	7,599,441
0.09%, 08/26/2015 (Q)	2,100,000	2,099,706

Total Short-Term U.S. Government Agency Obligations (Cost $14,298,803)		14,298,803

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.2%
U.S. Treasury Bill
0.00% (R), 10/08/2015 - 10/15/2015 (N) (Q)	1,263,000	1,262,992
0.01%, 08/06/2015 (P) (Q)	1,251,000	1,250,991
0.01%, 10/15/2015 (Q)	721,000	720,979
0.02%, 08/06/2015 (P) (Q)	341,000	340,995
0.02%, 09/17/2015 (N) (Q)	611,000	610,979

Total Short-Term U.S. Government Obligations (Cost $4,186,936)		4,186,936

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.1% (S) (T)
Call, pays Floating Rate Index 3-Month USD-LIBOR BBA (G), Exercise rate 0.80%, Expires 01/19/2016, GSC	$ 20,400,000	$ 42,569
Call, pays Floating Rate Index 3-Month USD-LIBOR BBA (G), Exercise rate 1.15%, Expires 01/19/2016, MSC	60,100,000	61,562
Call, pays Floating Rate Index 3-Month USD-LIBOR BBA (G), Exercise rate 1.50%, Expires 01/29/2016, MSC	10,200,000	12,504
Call, pays Floating Rate Index 3-Month USD-LIBOR BBA (G), Exercise rate 1.75%, Expires 07/20/2015, GSC	20,500,000	11,379
Call, pays Floating Rate Index 3-Month USD-LIBOR BBA (G), Exercise rate 1.75%, Expires 01/29/2016, MSC	10,200,000	22,062
Call, pays Floating Rate Index 3-Month USD-LIBOR BBA (G), Exercise rate 2.10%, Expires 07/30/2015, CITI	5,000,000	34
Call, pays Floating Rate Index 3-Month USD-LIBOR BBA (G), Exercise rate 2.10%, Expires 01/30/2018, JPM	20,200,000	152,302
Put, receives Floating Rate Index 3-Month USD-LIBOR BBA (G), Exercise rate 2.58%, Expires 05/12/2016, MSC	10,400,000	359,710
Put, receives Floating Rate Index 3-Month USD-LIBOR BBA (G), Exercise rate 2.58%, Expires 05/23/2016, MSC	24,100,000	852,189

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $1,902,130)		1,514,311

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (Q)	92,753,379	92,753,379

Total Securities Lending Collateral (Cost $92,753,379)		92,753,379

	Principal	Value
REPURCHASE AGREEMENTS - 1.3%
JPMorgan Securities LLC 0.25% (Q), dated 06/30/2015, to be repurchased at $4,400,031 on 07/01/2015. Collateralized by a U.S. Government Obligation, 3.75%, due 11/15/2043, and with a value of $4,499,376.	$ 4,400,000	4,400,000
Royal Bank of Scotland PLC 0.11% (Q) (U), dated 06/04/2015, to be repurchased at $26,102,552 on 07/06/2015. Collateralized by a U.S. Government Obligation, 0.10%, due 01/31/2017, and with a value of $26,644,484.	26,100,000	26,100,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

Principal	Value
REPURCHASE AGREEMENTS (continued)

State Street Bank & Trust Co. 0.01% (Q), dated 06/30/2015, to be repurchased at $3,046,332 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $3,110,358.

$ 3,046,331	$ 3,046,331

Total Repurchase Agreements (Cost $33,546,331)	33,546,331

Total Investments (Cost $3,325,399,446) (V)	3,297,975,020
Net Other Assets (Liabilities) - (30.6)%	(772,394,729)

Net Assets - 100.0%	$ 2,525,580,291

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (0.3)%

Credit Suisse First Boston 0.75% (Q) (U), dated 04/22/2015, to be repurchased at $(2,009,955) on 12/31/2015. Collateralized by a Corporate Debt Security, 8.00%, due 04/03/2049, and with a value of $(1,866,284).

	$ (1,999,560)	$ (1,999,560)
JPMorgan Chase & Co. 0.45% (Q), dated 06/30/2015, to be repurchased at $(4,443,806) on 07/01/2015. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2045, and with a value of $(4,400,400).	(4,443,750)	(4,443,750)

Total Reverse Repurchase Agreements (Cost $6,443,310)		$ (6,443,310)

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Number of Contracts	Premiums Received	Value
Call - 10-Year Treasury Note Future	USD	126.50	07/24/2015	150	$(94,146)	$(103,125)
Call - 10-Year Treasury Note Future	USD	127.00	07/24/2015	302	(128,059)	(151,000)
Call - 10-Year Treasury Note Future	USD	127.50	07/24/2015	151	(58,707)	(61,108)
Put - 10-Year Treasury Note Future	USD	125.00	07/24/2015	180	(76,682)	(75,721)
Put - 10-Year Treasury Note Future	USD	125.50	07/24/2015	105	(62,099)	(62,099)

Total					$(419,693)	$(453,053)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (S) (T)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums Received	Value
Call - EUR vs. USD (G)	BOA	EUR	1.15	07/30/2015	EUR	27,800,000	$(176,592)	$(159,644)
Call - USD vs. ILS (G)	DUB	USD	4.00	07/27/2015	USD	3,600,000	(28,296)	(702)
Call - USD vs. ILS (G)	CITI	USD	4.00	07/29/2015	USD	3,000,000	(17,700)	(717)
Call - USD vs. INR (G)	HSBC	USD	65.00	07/02/2015	USD	8,200,000	(44,485)	(16)
Call - USD vs. INR (G)	JPM	USD	65.00	07/15/2015	USD	2,600,000	(22,672)	(1,797)
Call - USD vs. INR (G)	BOA	USD	65.10	07/15/2015	USD	3,200,000	(19,680)	(1,786)
Call - USD vs. INR (G)	UBS	USD	65.40	07/16/2015	USD	2,900,000	(17,182)	(1,163)
Call - USD vs. JPY (G)	HSBC	USD	123.40	07/28/2015	USD	2,950,000	(15,938)	(15,938)
Call - USD vs. JPY (G)	CITI	USD	123.55	07/28/2015	USD	11,950,000	(56,583)	(56,583)
Put - EUR vs. USD (G)	BNP	EUR	1.09	08/06/2015	EUR	4,600,000	(43,821)	(43,847)
Put - EUR vs. USD (G)	JPM	EUR	1.10	07/28/2015	EUR	9,801,000	(101,832)	(101,891)
Put - EUR vs. USD (G)	UBS	EUR	1.10	07/28/2015	EUR	2,099,000	(22,042)	(22,055)
Put - EUR vs. USD (G)	BCLY	EUR	1.11	07/29/2015	EUR	1,354,000	(16,067)	(16,076)
Put - EUR vs. USD (G)	UBS	EUR	1.11	07/29/2015	EUR	21,246,000	(264,183)	(264,337)
Put - USD vs. INR (G)	JPM	USD	61.50	07/15/2015	USD	2,600,000	(13,728)	(21)
Put - USD vs. JPY (G)	CITI	USD	99.00	09/30/2015	USD	2,300,000	(24,293)	(2)
Put - USD vs. JPY (G)	UBS	USD	100.00	07/03/2015	USD	1,600,000	(11,200)	0
Put - USD vs. JPY (G)	JPM	USD	109.00	11/10/2015	USD	4,200,000	(80,325)	(4,271)

Total							$(976,619)	$(690,846)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN: (S) (T)

Description	Counterparty	Fixed Deal Rate	Floating Rate	Strike Price		Expiration Date	Notional Amount		Premiums Received	Value
Put - Markit iTraxx® Europe Series 23	GSC	0.95%	Pay	USD	0.95	08/19/2015	EUR	15,800,000	$(34,354)	$(31,919)
Put - Markit iTraxx® Europe Series 23	BNP	0.95	Pay	USD	0.95	08/19/2015	EUR	14,700,000	(29,482)	(29,499)

Total									$(63,836)	$(61,418)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (S) (T)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Value
Call - 1-Year	MSC	3-Month USD-LIBOR BBA	Receive	0.50%	01/19/2016	USD	40,000,000	$(24,000)	$(5,266)
Call - 1-Year	MSC	3-Month USD-LIBOR BBA	Receive	0.52	01/19/2016	USD	20,100,000	(12,060)	(3,230)
Call - 1-Year	MSC	3-Month USD-LIBOR BBA	Receive	0.65	01/19/2016	USD	40,000,000	(44,000)	(18,074)
Call - 1-Year	MSC	3-Month USD-LIBOR BBA	Receive	0.66	01/19/2016	USD	20,100,000	(20,100)	(9,690)
Call - 2-Year	GSC	3-Month USD-LIBOR BBA	Receive	0.70	01/19/2016	USD	20,400,000	(30,600)	(3,881)
Call - 2-Year	GSC	3-Month USD-LIBOR BBA	Receive	0.90	01/19/2016	USD	20,400,000	(55,080)	(16,479)
Call - 2-Year	JPM	3-Month USD-LIBOR BBA	Receive	1.10	01/30/2018	USD	20,200,000	(105,040)	(17,763)
Call - 2-Year	JPM	3-Month USD-LIBOR BBA	Receive	1.60	01/30/2018	USD	20,200,000	(182,810)	(67,465)
Call - 3-Year	GSC	3-Month USD-LIBOR BBA	Receive	0.85	07/20/2015	USD	20,500,000	(34,850)	(20)
Call - 3-Year	GSC	3-Month USD-LIBOR BBA	Receive	1.00	07/20/2015	USD	20,500,000	(61,500)	(1,039)
Call - 5-Year	MSC	3-Month USD-LIBOR BBA	Receive	1.10	01/29/2016	USD	10,200,000	(38,760)	(2,064)
Call - 5-Year	MSC	3-Month USD-LIBOR BBA	Receive	1.30	01/29/2016	USD	10,200,000	(59,160)	(8,093)
Call - 10-Year	MSC	3-Month USD-LIBOR BBA	Receive	1.33	01/29/2016	USD	10,200,000	(64,770)	(583)
Call - 10-Year	CITI	3-Month USD-LIBOR BBA	Receive	1.43	07/30/2015	USD	5,000,000	(29,875)	0
Call - 10-Year	MSC	3-Month USD-LIBOR BBA	Receive	1.54	01/29/2016	USD	10,200,000	(102,000)	(3,365)
Call - 10-Year	CITI	3-Month USD-LIBOR BBA	Receive	1.59	07/30/2015	USD	5,000,000	(46,500)	(1)
Call - 10-Year	MSC	3-Month USD-LIBOR BBA	Receive	2.35	08/03/2015	USD	30,400,000	(170,240)	(175,164)
Put - 2-Year	MSC	3-Month USD-LIBOR BBA	Pay	2.50	05/12/2016	USD	98,700,000	(332,463)	(294,074)
Put - 2-Year	MSC	3-Month USD-LIBOR BBA	Pay	2.50	05/23/2016	USD	229,700,000	(717,779)	(704,823)
Put - 5-Year	RBS	3-Month USD-LIBOR BBA	Pay	2.50	09/21/2015	USD	60,500,000	(1,149,500)	(70,133)
Put - 5-Year	MSC	3-Month USD-LIBOR BBA	Pay	2.60	09/14/2015	USD	19,100,000	(250,688)	(12,223)
Put - 10-Year	MSC	3-Month USD-LIBOR BBA	Pay	2.75	08/03/2015	USD	30,400,000	(72,960)	(89,423)
Put - 30-Year (G)	JPM	3-Month USD-LIBOR BBA	Pay	3.50	07/07/2015	USD	8,000,000	(28,125)	(3,300)
Put - 30-Year (G)	JPM	3-Month USD-LIBOR BBA	Pay	3.50	07/07/2015	USD	7,000,000	(23,242)	(7,646)
Put - 30-Year (G)	JPM	3-Month USD-LIBOR BBA	Pay	3.50	07/07/2015	USD	8,000,000	(28,438)	(8,738)

Total								$(3,684,540)	$(1,522,537)

CENTRALLY CLEARED SWAP AGREEMENTS: (W)

Credit Default Swap Agreements on Credit Indices - Buy Protection (X)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (Y)		Fair Value (Z)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Series 23	1.00%	06/20/2020	EUR	6,200,000	$86,717	$84,940	$1,777

Credit Default Swap Agreements on Credit Indices - Sell Protection (AA)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (Y)		Fair Value (Z)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American High Yield Index - Series 24	5.00%	06/20/2020	USD	297,000	$18,875	$18,489	$386

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (W)

Interest Rate Swap Agreements - Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MXN TIIE Banxico	3.96%	05/16/2016	MXN	447,900,000	$96,372	$0	$96,372
MXN TIIE Banxico	5.01	10/10/2019	MXN	15,800,000	(4,511)	10,089	(14,600)
MXN TIIE Banxico	5.27	02/05/2020	MXN	882,200,000	156,431	(69,460)	225,891
MXN TIIE Banxico	5.38	01/07/2022	MXN	28,100,000	(41,816)	21,585	(63,401)
MXN TIIE Banxico	5.43	11/17/2021	MXN	1,059,700,000	(1,218,350)	(366,697)	(851,653)
MXN TIIE Banxico	5.61	07/07/2021	MXN	110,000,000	(19,170)	(63,418)	44,248
MXN TIIE Banxico	5.62	06/02/2020	MXN	156,200,000	133,803	90,882	42,921
MXN TIIE Banxico	5.92	12/07/2021	MXN	52,000,000	24,847	0	24,847
MXN TIIE Banxico	6.00	06/07/2022	MXN	132,900,000	61,120	0	61,120
MXN TIIE Banxico	6.53	06/05/2025	MXN	86,700,000	80,668	43,652	37,016

Total					$(730,606)	$(333,367)	$(397,239)

Interest Rate Swap Agreements - Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
1-Year OIS Federal Funds Rate	0.50%	06/17/2016	USD	41,800,000	$(78,284)	$(36,954)	$(41,330)
3-Month USD-LIBOR	2.00	12/16/2019	USD	22,700,000	(173,120)	(104,583)	(68,537)
3-Month USD-LIBOR	2.25	12/16/2022	USD	72,900,000	285,250	664,602	(379,352)
3-Month USD-LIBOR	2.50	12/16/2025	USD	30,700,000	241,420	361,456	(120,036)
3-Month USD-LIBOR	2.75	12/16/2045	USD	400,000	19,281	16,794	2,487
3-Month USD-LIBOR	2.75	12/16/2045	USD	195,600,000	10,055,215	10,976,171	(920,956)
6-Month EUR-EURIBOR	0.75	09/16/2025	EUR	5,900,000	291,734	291,564	170
6-Month GBP-LIBOR	1.50	09/16/2017	GBP	72,800,000	(627,675)	(716,883)	89,208
6-Month GBP-LIBOR	1.50	12/16/2017	GBP	35,000,000	(153,943)	(69,241)	(84,702)
6-Month GBP-LIBOR	1.50	03/16/2018	GBP	21,700,000	(5,698)	(20,122)	14,424
6-Month GBP-LIBOR	1.88	10/05/2017	GBP	14,700,000	(288,081)	(304,673)	16,592

Total					$9,566,099	$11,058,131	$(1,492,032)

OVER-THE-COUNTER SWAP AGREEMENTS: (S) (T)

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (AA)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread (Basis Points) at June 30, 2015 (AB)	Notional Amount (Y)		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazilian Government International Bond, 12.25%, 03/06/2030	MSC	1.00%	09/20/2016	105.51	USD	9,500,000	$(7,532)	$(51,171)	$43,639
Brazilian Government International Bond, 12.25%, 03/06/2030	HSBC	1.00	12/20/2019	239.06	USD	9,513,000	(562,584)	(350,571)	(212,013)
General Electric Capital Corp., 5.63%, 09/15/2017	DUB	1.00	12/20/2015	12.085	USD	10,000,000	67,849	113,059	(45,210)
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	BCLY	1.00	12/20/2018	66.08	USD	15,700,000	192,184	139,524	52,660

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued): (S) (T)

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (continued) (AA)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread (Basis Points) at June 30, 2015 (AB)	Notional Amount (Y)		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Japanese Government International Bond, 2.00%, 03/21/2022	DUB	1.00%	09/20/2016	11.27	USD	5,200,000	$58,416	$41,357	$17,059
Mexico Government International Bond, 5.95%, 03/19/2019	HSBC	1.00	09/20/2019	111.8	USD	2,500,000	(17,386)	18,306	(35,692)
Mexico Government International Bond, 5.95%, 03/19/2019	MSC	1.00	12/20/2019	117.38	USD	18,300,000	(166,627)	108,434	(275,061)
Mexico Government International Bond, 5.95%, 03/19/2019	GSC	1.00	12/20/2019	117.38	USD	2,600,000	(23,674)	16,833	(40,507)
Mexico Government International Bond, 5.95%, 03/19/2019	JPM	1.00	12/20/2018	99.39	USD	2,100,000	(1,015)	(3,480)	2,465
Mexico Government International Bond, 7.50%, 04/08/2033	DUB	1.00	09/20/2016	56.64	USD	6,900,000	37,143	10,867	26,276
Petrobras Global Finance BV, 8.38%, 12/10/2018	HSBC	1.00	03/20/2020	414.83	USD	100,000	(10,677)	(16,611)	5,934
Petrobras Global Finance BV, 8.38%, 12/10/2018	BNP	1.00	03/20/2020	414.83	USD	200,000	(21,352)	(35,045)	13,693
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	BCLY	1.00	12/20/2019	408.74	USD	2,600,000	(259,847)	(279,771)	19,924
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	MSC	1.00	12/20/2019	408.74	USD	1,200,000	(119,929)	(98,298)	(21,631)
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	BNP	1.00	12/20/2019	408.74	USD	1,000,000	(99,941)	(82,594)	(17,347)
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	GSC	1.00	12/20/2019	408.74	USD	900,000	(89,947)	(86,081)	(3,866)

Total							$(1,024,919)	$(555,242)	$(469,677)

Credit Default Swap Agreements on Credit Indices - Sell Protection (AA)

Reference Obligation	Counterparty	Fixed Deal Pay Rate	Expiration Date	Notional Amount (Y)		Fair Value (Z)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Dow Jones North American Investment Grade Index - Series 5	MSC	0.46%	12/20/2015	USD	9,600,000	$16,934	$0	$16,934
Home Equity ABS Index - Series 6-2	BCLY	0.11	05/25/2046	USD	8,183,533	(1,528,370)	(1,664,863)	136,493

Total						$(1,511,436)	$(1,664,863)	$153,427

Interest Rate Swap Agreements - Fixed Rate Receivable

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
BRL-CDI	CITI	11.25%	01/04/2021	BRL	2,700,000	$(35,526)	$(25,316)	$(10,210)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	406	09/14/2015	$—	$(2,148)
90-Day Eurodollar	Short	(222)	06/13/2016	—	(47,620)
90-Day Eurodollar	Short	(1,651)	09/19/2016	—	(627,013)
90-Day Eurodollar	Short	(2,360)	12/19/2016	—	(939,338)
90-Day Eurodollar	Short	(234)	03/13/2017	—	(21,890)
90-Day Eurodollar	Short	(297)	12/18/2017	—	(54,427)
90-Day Eurodollar	Short	(999)	03/19/2018	—	(155,414)
90-Day Sterling	Short	(1,180)	03/15/2017	241,665	—
90-Day Sterling	Short	(413)	06/21/2017	69,661	—
5-Year U.S. Treasury Note	Short	(638)	09/30/2015	86,549	—
10-Year Australian Treasury Bond	Long	42	09/15/2015	20,338	—
10-Year U.S. Treasury Note	Short	(268)	09/21/2015	—	(180,268)
Euro-BTP Italian Government Bond	Long	51	09/08/2015	37,912	—
German Euro BOBL	Long	183	09/08/2015	50,742	—
German Euro Bund	Long	744	09/08/2015	—	(781,536)
German Euro BUXL	Long	10	09/08/2015	—	(135,465)
OTC Call Options Strike @ EUR 153.50 on German Euro Bund Futures (Counterparty: GSC)	Short	(99)	07/24/2015	33,017	—
OTC Call Options Strike @ EUR 154.00 on German Euro Bund Futures (Counterparty: GSC)	Short	(169)	07/24/2015	31,111	—
OTC Call Options Strike @ EUR 154.50 on German Euro Bund Futures (Counterparty: GSC)	Short	(270)	07/24/2015	—	(1,705)
OTC Call Options Strike @ EUR 155.00 on German Euro Bund Futures (Counterparty: GSC)	Short	(206)	07/24/2015	7,419	—
U.S. Treasury Bond	Short	(477)	09/21/2015	—	(110,948)

Total				$578,414	$(3,057,772)

FORWARD FOREIGN CURRENCY CONTRACTS: (S) (T)
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	07/07/2015	MXN	28,178,000	USD	1,826,435	$—	$(34,545)
BCLY	07/07/2015	USD	2,114,608	MXN	32,634,000	39,353	—
BCLY	10/02/2015	USD	3,362,832	BRL	9,500,000	407,936	—
BCLY	06/27/2016	USD	10,605,761	EUR	7,713,000	1,939,726	—
BNP	07/02/2015	BRL	4,082,462	USD	1,315,820	—	(3,691)
BNP	07/02/2015	JPY	6,006,172,000	USD	48,469,397	607,767	—
BNP	07/02/2015	USD	1,313,711	BRL	4,082,462	28,868	(27,286)
BNP	07/02/2015	USD	12,819,802	JPY	1,594,900,000	—	(212,321)
BNP	07/07/2015	MXN	138,566,752	USD	8,935,755	—	(124,047)
BNP	08/04/2015	USD	45,855,303	JPY	5,681,472,000	—	(587,301)
BNP	01/05/2016	USD	7,380,074	BRL	19,000,000	1,652,606	—
BNP	01/03/2018	USD	86,783	BRL	296,710	12,549	—
BOA	07/02/2015	USD	78,737,759	JPY	9,735,672,000	—	(813,604)
BOA	07/06/2015	RUB	274,049,076	USD	5,045,086	—	(89,655)
BOA	07/06/2015	USD	5,784,000	RUB	327,758,880	—	(142,627)
BOA	07/07/2015	MXN	65,401,519	USD	4,324,936	—	(165,937)
BOA	08/07/2015	USD	8,157,939	EUR	6,100,000	1,353,853	—
BOA	08/07/2015	USD	2,000,000	JPY	202,962,400	340,851	—
BOA	08/14/2015	USD	4,976,151	RUB	274,049,076	93,290	—
BOA	06/13/2016	EUR	1,201,000	USD	1,622,011	—	(273,180)
BOA	06/13/2016	USD	41,475,604	EUR	30,325,000	7,417,909	—
BOA	06/27/2016	USD	9,596,463	EUR	6,970,000	1,765,236	—
CITI	07/02/2015	EUR	43,799,000	USD	49,428,594	—	(597,921)
CITI	07/02/2015	USD	2,336,654	AUD	3,065,000	—	(27,876)
CITI	07/06/2015	USD	5,843,000	RUB	333,635,300	—	(189,886)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (S) (T)
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	07/07/2015	MXN	30,503,000	USD	2,003,584	$—	$(63,843)
CITI	07/07/2015	USD	1,919,378	MXN	29,259,000	58,746	—
CITI	08/04/2015	USD	4,771,181	GBP	3,029,000	13,037	—
CITI	08/12/2015	USD	44,734,261	ILS	172,898,398	—	(1,085,695)
CITI	08/24/2015	INR	241,620,148	USD	3,726,981	26,080	—
CITI	09/30/2015	USD	22,712,107	MXN	359,047,455	14,305	—
CITI	10/02/2015	USD	2,544,170	BRL	7,200,000	304,670	—
CITI	04/01/2016	USD	10,062,836	BRL	33,477,044	245,979	—
CITI	04/04/2016	USD	29,611,152	BRL	100,900,000	50,624	—
DUB	07/02/2015	BRL	27,475,692	USD	8,890,803	—	(59,947)
DUB	07/02/2015	USD	9,492,659	BRL	27,475,692	661,804	—
DUB	07/06/2015	USD	1,000	RUB	57,050	—	(32)
DUB	07/07/2015	MXN	39,152,673	USD	2,582,000	—	(92,211)
DUB	07/07/2015	USD	3,093,000	MXN	46,983,486	105,236	—
DUB	08/07/2015	USD	668,965	EUR	500,000	111,253	—
DUB	02/01/2016	USD	1,211,130	EUR	900,000	203,978	—
DUB	06/13/2016	EUR	3,871,000	USD	5,232,044	—	(884,563)
DUB	06/13/2016	USD	14,996,848	EUR	10,953,000	2,695,646	—
GSC	07/02/2015	AUD	3,350,000	USD	2,555,557	28,839	—
GSC	07/02/2015	BRL	14,406,768	USD	4,643,450	—	(13,027)
GSC	07/02/2015	CAD	6,180,000	USD	4,951,216	—	(3,394)
GSC	07/02/2015	JPY	3,430,800,000	USD	27,765,572	267,913	—
GSC	07/02/2015	USD	5,945,839	BRL	14,406,768	1,315,416	—
GSC	07/02/2015	USD	6,438,395	CAD	7,998,000	35,048	—
GSC	07/02/2015	USD	8,123,224	GBP	5,309,000	—	(218,420)
GSC	07/06/2015	RUB	801,199,539	USD	14,449,045	38,467	—
GSC	07/07/2015	MXN	9,494,000	USD	618,816	—	(15,076)
GSC	07/07/2015	USD	5,361,998	MXN	81,748,795	163,446	—
GSC	08/04/2015	EUR	3,233,000	USD	3,625,492	—	(19,485)
GSC	08/04/2015	USD	8,458,082	EUR	7,554,000	32,540	—
GSC	08/04/2015	USD	30,272,433	JPY	3,731,100,000	—	(227,057)
GSC	08/12/2015	USD	292,552	CHF	273,000	68	—
GSC	08/14/2015	USD	14,233,426	RUB	801,199,539	—	(41,922)
GSC	09/30/2015	USD	1,696,000	MXN	26,313,136	32,570	—
HSBC	07/02/2015	GBP	8,097,000	USD	12,752,775	—	(30,550)
HSBC	07/06/2015	USD	2,407,000	RUB	133,878,610	—	(13,830)
HSBC	07/07/2015	MXN	36,697,492	USD	2,410,000	—	(76,341)
HSBC	07/07/2015	USD	7,714,484	MXN	120,777,572	34,022	—
HSBC	08/04/2015	USD	12,749,925	GBP	8,097,000	30,645	—
HSBC	08/07/2015	USD	7,944,000	JPY	810,037,764	1,322,215	—
HSBC	08/14/2015	USD	6,209,000	RUB	341,184,550	129,955	—
HSBC	09/30/2015	USD	1,843,000	MXN	28,668,787	30,653	—
JPM	07/02/2015	EUR	943,000	USD	1,061,863	—	(10,530)
JPM	07/02/2015	USD	59,700,026	EUR	53,130,000	544,133	(77,735)
JPM	07/06/2015	USD	4,966,000	RUB	279,918,775	—	(95,568)
JPM	07/24/2015	INR	652,333,440	USD	10,142,000	51,247	—
JPM	09/11/2015	USD	6,093,797	KRW	6,787,271,219	19,125	—
JPM	01/05/2016	USD	55,174,792	BRL	161,800,000	6,400,880	—
JPM	01/03/2018	BRL	296,710	USD	86,190	—	(11,957)
SCB	07/02/2015	EUR	129,792,000	USD	145,438,802	—	(736,167)
SCB	07/07/2015	USD	15,245,096	MXN	237,655,801	132,138	—
SCB	08/04/2015	USD	145,500,804	EUR	129,792,000	734,067	—
SCB	08/24/2015	INR	537,562,815	USD	8,292,523	57,383	—
SCB	09/30/2015	MXN	237,655,801	USD	15,156,137	—	(132,317)
UBS	07/02/2015	EUR	1,181,000	USD	1,291,197	25,478	—
UBS	07/02/2015	JPY	4,569,400,000	USD	37,070,630	266,495	—
UBS	07/02/2015	USD	133,762,472	EUR	122,585,000	17,149	(2,922,365)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (S) (T)
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
UBS	07/02/2015	USD	4,242,307	GBP	2,788,000	$—	$(138,274)
UBS	07/02/2015	USD	21,728,680	JPY	2,675,800,000	—	(135,608)
UBS	07/07/2015	MXN	267,438,701	USD	17,633,000	—	(626,093)
UBS	07/07/2015	USD	11,533,631	MXN	177,400,484	252,417	—
UBS	08/04/2015	USD	32,795,198	EUR	29,252,000	168,252	—
UBS	08/04/2015	USD	3,157,891	GBP	2,008,000	3,598	—
UBS	09/30/2015	USD	1,425,000	MXN	22,240,688	19,017	—
UBS	01/05/2016	USD	8,106,543	BRL	21,000,000	1,776,184	—

Total						$34,080,662	$(11,021,884)

SECURITY VALUATION:

Valuation Inputs (AC)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$191,717,146	$—	$191,717,146
Corporate Debt Securities	—	600,838,193	—	600,838,193
Foreign Government Obligations	—	199,968,166	—	199,968,166
Loan Assignments	—	6,522,483	—	6,522,483
Mortgage-Backed Securities	—	200,403,049	—	200,403,049
Municipal Government Obligations	—	98,112,370	—	98,112,370
U.S. Government Agency Obligations	—	728,478,567	—	728,478,567
U.S. Government Obligations	—	920,243,495	—	920,243,495
Convertible Preferred Stock	2,467,500	—	—	2,467,500
Commercial Paper	—	202,924,291	—	202,924,291
Short-Term U.S. Government Agency Obligations	—	14,298,803	—	14,298,803
Short-Term U.S. Government Obligations	—	4,186,936	—	4,186,936
Over-the-Counter Interest Rate Swaptions Purchased	—	1,514,311	—	1,514,311
Securities Lending Collateral	92,753,379	—	—	92,753,379
Repurchase Agreements	—	33,546,331	—	33,546,331

Total Investments	$95,220,879	$3,202,754,141	$—	$3,297,975,020

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$105,592	$—	$105,592
Centrally Cleared Interest Rate Swap Agreements	—	11,446,141	—	11,446,141
Over-the-Counter Credit Default Swap Agreements	—	372,526	—	372,526
Futures Contracts (AD)	578,414	—	—	578,414
Forward Foreign Currency Contracts (AD)	—	34,080,662	—	34,080,662

Total Other Financial Instruments	$578,414	$46,004,921	$—	$46,583,335

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(6,443,310)	$—	$(6,443,310)
Exchange-Traded Options Written	(453,053)	—	—	(453,053)
Over-the-Counter Foreign Exchange Options Written	—	(690,846)	—	(690,846)
Over-the-Counter Credit Default Swaptions Written	—	(61,418)	—	(61,418)
Over-the-Counter Interest Rate Swaptions Written	—	(1,522,537)	—	(1,522,537)
Centrally Cleared Interest Rate Swap Agreements	—	(2,610,648)	—	(2,610,648)
Over-the-Counter Credit Default Swap Agreements	—	(2,908,881)	—	(2,908,881)
Over-the-Counter Interest Rate Swap Agreements	—	(35,526)	—	(35,526)
Futures Contracts (AD)	(3,057,772)	—	—	(3,057,772)
Forward Foreign Currency Contracts (AD)	—	(11,021,884)	—	(11,021,884)

Total Other Financial Instruments	$(3,510,825)	$(25,295,050)	$—	$(28,805,875)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of June 30, 2015.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the total aggregate value of 144A securities is $235,424,789, representing 9.3% of the Portfolio’s net assets.
(C)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(D)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If a security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(E)	The security has a perpetual maturity; the date displayed is the next call date.
(F)	All or a portion of the security is on loan. The value of all securities on loan is $90,890,559. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Illiquid security and/or derivative. Total aggregate value of illiquid securities is $38,804,491, representing 1.5% of the Portfolio’s net assets, and total aggregate value of illiquid derivatives is $803,781, representing less than 0.1% of the Portfolio’s net assets.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $1,047,925, representing less than 0.1% of the Portfolio’s net assets.
(J)	Security in default.
(K)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(L)	When-issued security or delayed-delivery security; to be settled and delivered after June 30, 2015.
(M)	Security is subject to sale-buyback transactions.
(N)	All or a portion of the security has been segregated by the custodian as collateral for open options, swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open options, swap, swaptions and/or forward foreign currency contracts is $2,750,582.
(O)	All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. Total value of securities segregated as collateral to cover centrally cleared swap agreements is $24,338,283.
(P)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $11,190,681.
(Q)	Rate disclosed reflects the yield at June 30, 2015.
(R)	Percentage rounds to less than 0.01% or (0.01)%.
(S)	Cash in the amount of $23,896,000 has been segregated by the broker as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(T)	Securities with an aggregate market value of $497,208 have been segregated by the broker as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(U)	Open maturity repurchase agreement. Both the Portfolio and counterparty have the right to terminate the repurchase agreement at any time.
(V)	Aggregate cost for federal income tax purposes is $3,325,399,446. Aggregate gross unrealized appreciation and depreciation for all securities is $40,144,493 and $67,568,919, respectively. Net unrealized depreciation for tax purposes is $27,424,426.
(W)	Cash in the amount of $1,040,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(X)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(Y)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(Z)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(AA)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(AB)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(AC)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(AD)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citigroup, Inc.
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
MSC	Morgan Stanley
RBS	Royal Bank of Scotland Group PLC
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

BBA	British Bankers’ Association
BOBL	Bundesobligationen (Germanfederal government securities)
BRL-CDI	Brazil Interbank Deposit Rate
BTP	Republic of Italy (“Buoni del Tesoro Poliennali”) Treasury Bonds
BUXL	Bundesanleihen (German long-term debt)
Banxico	Banco de México
EURIBOR	Euro InterBank Offered Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OIS	Overnight Index Swaption
OTC	Over-the-Counter
TBA	To Be Announced
TIIE	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $3,291,853,115) (including securities loaned of $90,890,559)	$3,264,428,689
Repurchase agreement, at value (cost $33,546,331)	33,546,331
Cash on deposit with broker	1,040,000
Foreign currency, at value (cost $4,386,155)	4,390,686
Cash	4,415,468
Unrealized appreciation on forward foreign currency contracts	34,080,662
OTC swap agreements, at value	372,526
Receivables:
Shares sold	98,265
Investments sold	228,130,886
When-issued or delayed-delivery securities sold	559,864,043
Interest	13,312,626
Tax reclaims	162
Net income from securities lending	10,250
Variation margin receivable on derivative financial instruments	11,524,033
Prepaid expenses	7,801

Total assets	4,155,222,428

Liabilities:
Cash deposit due to broker	23,896,000
Payables and other liabilities:
Shares redeemed	846,772
Investments purchased	222,811,256
When-issued or delayed-delivery securities purchased	1,264,345,485
Investment advisory fees	1,335,352
Distribution and service fees	207,651
Administration fees	54,041
Transfer agent fees	6,277
Trustees and CCO fees	7,366
Audit and tax fees	18,303
Legal fees	32,000
Printing and shareholder reports fees	188,084
Interest payable	11
Other	2,705
Collateral for securities on loan	92,753,379
Written options and swaptions, at value (premium received $5,144,688)	2,727,854
Reverse repurchase agreements, at value (cost $6,443,310)	6,443,310
Unrealized depreciation on forward foreign currency contracts	11,021,884
OTC swap agreements, at value	2,944,407

Total liabilities	1,629,642,137

Net assets	$2,525,580,291

Net assets consist of:
Capital stock ($0.01 par value)	$2,165,300
Additional paid-in capital	2,405,504,916
Undistributed (distributions in excess of) net investment income (loss)	59,819,444
Accumulated net realized gain (loss)	64,820,472
Net unrealized appreciation (depreciation) on:
Investments	(27,424,426)
Futures contracts	(2,479,358)
Written options and swaptions	2,416,834
Swap agreements	(2,213,568)
Translation of assets and liabilities denominated in foreign currencies	22,970,677

Net assets	$2,525,580,291

Net assets by class:
Initial Class	$1,581,255,684
Service Class	944,324,607

Shares outstanding:
Initial Class	135,191,604
Service Class	81,338,375

Net asset value and offering price per share:
Initial Class	$11.70
Service Class	11.61

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income	$78,750
Interest income	26,627,387
Net income from securities lending	43,917
Withholding taxes on foreign income	(3,434)

Total investment income	26,746,620

Expenses:
Investment advisory fees	6,580,486
Distribution and service fees:
Service Class	1,198,102
Administration fees	265,147
Transfer agent fees	13,580
Trustees and CCO fees	29,796
Audit and tax fees	20,695
Custody fees	459,713
Legal fees	63,450
Printing and shareholder reports fees	108,105
Other	4,638

Total expenses	8,743,712

Net investment income (loss)	18,002,908

Net realized gain (loss) on:
Investments	(18,478,811)
Futures contracts	19,032,003
Written options and swaptions	4,364,995
Swap agreements	(19,847,810)
Foreign currency transactions	28,040,417

Net realized gain (loss)	13,110,794

Net change in unrealized appreciation (depreciation) on:
Investments	(44,024,831)
Futures contracts	(10,273,721)
Written options and swaptions	1,380,428
Swap agreements	27,250,356
Translation of assets and liabilities denominated in foreign currencies	(5,726,760)

Net change in unrealized appreciation (depreciation)	(31,394,528)

Net realized and change in unrealized gain (loss)	(18,283,734)

Net increase (decrease) in net assets resulting from operations	$(280,826)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$18,002,908	$29,933,211
Net realized gain (loss)	13,110,794	75,941,759
Net change in unrealized appreciation (depreciation)	(31,394,528)	(6,766,102)

Net increase (decrease) in net assets resulting from operations	(280,826)	99,108,868

Distributions to shareholders:
Net investment income:
Initial Class	—	(19,444,277)
Service Class	—	(15,845,755)

Total distributions from net investment income	—	(35,290,032)

Capital share transactions:
Proceeds from shares sold:
Initial Class	728,977,720	268,351,782
Service Class	21,528,395	43,759,956

	750,506,115	312,111,738

Dividends and distributions reinvested:
Initial Class	—	19,444,277
Service Class	—	15,845,755

	—	35,290,032

Cost of shares redeemed:
Initial Class	(105,836,758)	(731,362,360)
Service Class	(39,104,255)	(94,362,183)

	(144,941,013)	(825,724,543)

Net increase (decrease) in net assets resulting from capital share transactions	605,565,102	(478,322,773)

Net increase (decrease) in net assets	605,284,276	(414,503,937)

Net assets:
Beginning of period/year	1,920,296,015	2,334,799,952

End of period/year	$2,525,580,291	$1,920,296,015

Undistributed (distributions in excess of) net investment income (loss)	$59,819,444	$41,816,536

Capital share transactions - shares:
Shares issued:
Initial Class	61,880,404	23,136,260
Service Class	1,829,837	3,788,317

	63,710,241	26,924,577

Shares reinvested:
Initial Class	—	1,679,126
Service Class	—	1,375,499

	—	3,054,625

Shares redeemed:
Initial Class	(8,950,388)	(62,635,246)
Service Class	(3,336,724)	(8,185,500)

	(12,287,112)	(70,820,746)

Net increase (decrease) in shares outstanding:
Initial Class	52,930,016	(37,819,860)
Service Class	(1,506,887)	(3,021,684)

	51,423,129	(40,841,544)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$11.67		$11.37		$12.08		$11.71		$11.58	$11.25

Investment operations:
Net investment income (loss) (A)	0.11		0.17		0.22		0.27		0.30	0.36
Net realized and unrealized gain (loss)	(0.08)		0.35		(0.52)		0.60		0.42	0.46

Total investment operations	0.03		0.52		(0.30)		0.87		0.72	0.82

Distributions:
Net investment income	—		(0.22)		(0.26)		(0.50)		(0.29)	(0.47)
Net realized gains	—		—		(0.15)		—		(0.30)	(0.02)

Total distributions	—		(0.22)		(0.41)		(0.50)		(0.59)	(0.49)

Net asset value, end of period/year	$11.70		$11.67		$11.37		$12.08		$11.71	$11.58

Total return (B)	0.26	%(C)	4.58%		(2.46)%		7.55%		6.27%	7.19%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,581,256		$959,735		$1,364,881		$1,742,129		$2,483,136	$1,851,891
Expenses to average net assets	0.71	%(D)	0.71%		0.70%		0.69%		0.68%	0.69%
Net investment income (loss) to average net assets	1.84	%(D)(E)	1.49	%(E)	1.83%		2.26	%(E)	2.57%	3.05%
Portfolio turnover rate	30	%(C)(F)	139	%(F)	162	%(F)	104	%(F)	139%	418%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes interest fee on sale-buyback transactions (representing 0.01% of average net assets).
(F)	Excludes sale-buyback transactions.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$11.59		$11.30		$12.01		$11.65		$11.54	$11.23

Investment operations:
Net investment income (loss) (A)	0.09		0.14		0.19		0.24		0.27	0.33
Net realized and unrealized gain (loss)	(0.07)		0.34		(0.52)		0.60		0.41	0.46

Total investment operations	0.02		0.48		(0.33)		0.84		0.68	0.79

Distributions:
Net investment income	—		(0.19)		(0.23)		(0.48)		(0.27)	(0.46)
Net realized gains	—		—		(0.15)		—		(0.30)	(0.02)

Total distributions	—		(0.19)		(0.38)		(0.48)		(0.57)	(0.48)

Net asset value, end of period/year	$11.61		$11.59		$11.30		$12.01		$11.65	$11.54

Total return (B)	0.17	%(C)	4.25%		(2.68)%		7.32%		5.95%	6.93%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$944,324		$960,561		$969,919		$999,134		$696,656	$477,398
Expenses to average net assets	0.96	%(D)	0.97%		0.95%		0.94%		0.93%	0.94%
Net investment income (loss) to average net assets	1.52	%(D)(E)	1.23	%(E)	1.58%		2.01	%(E)	2.33%	2.80%
Portfolio turnover rate	30	%(C)(F)	139	%(F)	162	%(F)	104	%(F)	139%	418%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes interest fee on sale-buyback transactions (representing 0.01% of average net assets).
(F)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Total Return VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the over-the-counter (“OTC”) inter-bank currency dealer market. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Open forward foreign currency contracts at June 30, 2015, if any, are listed in the Schedule of Investments.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Open option contracts at June 30, 2015, if any, are included within the Schedule of Investments.

Transactions in written options at June 30, 2015 are as follows:

	Call Options		Put Options
	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2014	$—	—	$—	—
Options written	1,968,744	6,039	1,339,823	3,969
Options closed	(386,710)	(1,054)	(316,171)	(982)
Options expired	(812,932)	(2,776)	(383,795)	(1,095)
Options exercised	(488,190)	(1,606)	(501,076)	(1,607)
Balance at June 30, 2015	$280,912	603	$138,781	285

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Transactions in written swaptions and foreign exchange options at June 30, 2015 are as follows:

	Call Options
	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2014	$941,285	AUD	4,500,000	EUR	73,900,000	USD	62,900,000
Options written	1,960,591		—		27,800,000		435,900,000
Options closed	(124,501)		—		—		(21,400,000)
Options expired	(993,407)		(4,500,000)		(26,900,000)		(93,500,000)
Options exercised	(303,495)		—		(47,000,000)		(21,900,000)
Balance at June 30, 2015	$1,480,473	AUD	—	EUR	27,800,000	USD	362,000,000

	Put Options
	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2014	$3,471,785	AUD	5,500,000	EUR	48,500,000	USD	270,700,000
Options written	2,632,531		—		108,700,000		442,600,000
Options closed	(923,633)		—		(39,100,000)		(51,800,000)
Options expired	(1,877,640)		(2,200,000)		(48,500,000)		(186,800,000)
Options exercised	(58,521)		(3,300,000)		—		(2,600,000)
Balance at June 30, 2015	$3,244,522	AUD	—	EUR	69,600,000	USD	472,100,000

Futures contracts: The Portfolio is subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2015, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is shown on the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the OTC market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses in the Statement of Operations. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Specific risks and accounting related to each type of swap agreement are identified and described as follows:

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swaps, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Open centrally cleared swap agreements at June 30, 2015, if any, are listed in the Schedule of Investments. The centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded by the Portfolio, if applicable, and is shown on the Statement of Assets and Liabilities.

Open OTC swap agreements at June 30, 2015, if any, are listed in the Schedule of Investments. The value, as applicable, is shown on the Statement of Assets and Liabilities.

Reverse repurchase agreements: The Portfolio may enter into reverse repurchase agreements in which the Portfolio sells portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Portfolio’s custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolio are obligated to repurchase under the agreement may decline below the repurchase price.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

The Portfolio’s average borrowings for the period ended June 30, 2015 were as follows:

Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$11,374,640	94	(0.36)%

Open reverse repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments and are reflected as a liability in the Statement of Assets and Liabilities.

Sale-buyback: The Portfolio enters into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase substantially similar securities (same type and interest rate) on a specified future date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “pricedrop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as the following, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio, the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2015, the Portfolio earned price drop fee income of $201,602. The price drop fee income is included in Interest income in the Statement of Operations.

The outstanding payable for securities to be repurchased is included in payable for sale-buyback financing in the Statement of Assets and Liabilities. The interest expense is included in Interest on the Statement of Operations. In periods of increased demand of the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is reflected in Interest income on the Statement of Operations.

The following Portfolio’s average borrowings for the period ended June 30, 2015 were as follows:

Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$12,786,057	97	(0.42)%

Open sale-buyback financing transactions at June 30, 2015, if any, are identified in the Schedule of Investments.

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

The Portfolio held no unsecured loan participations at June 30, 2015. Open loan participations and assignments at June 30, 2015, if any, are included within the Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuation.

TBA commitments held at June 30, 2015, if any, are identified in the Schedule of Investments. Open balances at June 30, 2015, if any, are included in the payable or receivable for When-issued or delayed-delivery securities purchased or sold in the Statement of Assets and Liabilities.

When-Issued, forward delivery securities and delayed-delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

When-issued securities or delayed-delivery securities held at June 30, 2015, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued or delayed-delivery securities purchased in the Statement of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2015, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

Restricted and illiquid securities: The Portfolio may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2015, if any, are identified in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities,

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2015:

Portfolio	Market Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative VP	$139,278,785	5.51%
Transamerica Asset Allocation – Moderate Growth VP	150,178,094	5.95
Transamerica Asset Allocation – Moderate VP	585,149,383	23.16
Transamerica BlackRock Tactical Allocation VP	353,631,955	14.00
Transamerica International Moderate Growth VP	25,662,880	1.02
Transamerica Madison Balanced Allocation VP	1,474,857	0.06
Transamerica Madison Conservative Allocation VP	3,187,489	0.13
Transamerica Voya Balanced Allocation VP	1,574,949	0.06
Transamerica Voya Conservative Allocation VP	237,935	0.01
Transamerica Voya Moderate Growth Allocation VP	635,431	0.03
Total	$1,261,011,758	49.93%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $250 million	0.675%
Over $250 million up to $750 million	0.650
Over $750 million	0.600

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.80%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 543,468,718	$ 693,126,266	$ 357,509,029	$ 220,728,836

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015. The primary risks pertaining to each derivative type is disclosed in further detail within the Organization and Significant Accounting Policies section of the notes.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A) (B)	$1,514,311	$—	$—	$—	$—	$1,514,311
Net unrealized appreciation on futures contracts (B) (C)	578,414	—	—	—	—	578,414
Centrally cleared swap agreements, at value (B) (D)	11,446,141	—	—	105,592	—	11,551,733
OTC swap agreements, at value	—	—	—	372,526	—	372,526
Unrealized appreciation on forward foreign currency contracts	—	34,080,662	—	—	—	34,080,662
Total (E)	$13,538,866	$34,080,662	$—	$478,118	$—	$48,097,646

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions, at value (B)	$(1,975,590)	$(690,846)	$—	$(61,418)	$—	$(2,727,854)
Net unrealized depreciation on futures contracts (B) (C)	(3,057,772)	—	—	—	—	(3,057,772)
Centrally cleared swap agreements, at value (B) (D)	(2,610,648)	—	—	—	—	(2,610,648)
OTC swap agreements, at value	(35,526)	—	—	(2,908,881)	—	(2,944,407)
Unrealized depreciation on forward foreign currency contracts	—	(11,021,884)	—	—	—	(11,021,884)
Total (E)	$(7,679,536)	$(11,712,730)	$—	$(2,970,299)	$—	$(22,362,565)

(A)	Included within Investments, at value on the Statement of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(D)	Included within fair value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(E)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$(16,749)	$10,662	$—	$—	$—	$(6,087)
Futures contracts	19,032,003	—	—	—	—	19,032,003
Written options and swaptions	2,686,978	1,678,017	—	—	—	4,364,995
Swap agreements	(16,309,781)	—	—	(3,538,029)	—	(19,847,810)
Forward foreign currency contracts (B)	—	27,059,926	—	—	—	27,059,926
Total	$5,392,451	$28,748,605	$—	$(3,538,029)	$—	$30,603,027

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (C)	$(371,908)	$—	$—	$—	$—	$(371,908)
Futures contracts	(10,273,721)	—	—	—	—	(10,273,721)
Written options and swaptions	1,378,528	49,559	—	(47,659)	—	1,380,428
Swap agreements	24,770,264	—	—	2,480,092	—	27,250,356
Forward foreign currency contracts (D)	—	(5,788,522)	—	—	—	(5,788,522)
Total	$15,503,163	$(5,738,963)	$—	$2,432,433	$—	$12,196,633

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statement of Operations.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions on the Statement of Operations.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies on Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

Purchased Options and Swaptions at Value		Written Options and Swaptions at Value		Forward Foreign Currency Contracts at Contract Amount			Futures Contracts at Notional Amount		Swap Agreements at Notional Amount (A)
Calls	Puts	Calls	Puts	Purchased	Sold	Cross Currency	Long	Short
$ 685,045	$ 395,923	$ (1,034,239)	$ (911,432)	$ 462,698,119	$ 963,907,241	$ —	250,128,571	(1,318,035,714)	1,428,604,492

(A)	USD equivalent of notional amount.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (futures contracts, exchange traded options, and exchange traded swap agreements) while collateral terms are contract specific for OTC traded derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2015. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

		Gross Amounts Not Offset in the Statement of Assets and Liabilities				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Financial Instruments	Collateral Received (B)	Net Amount	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities (A)	Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Bank of America, N.A.	$10,971,139	$(1,646,433)	$(9,324,706)	$—	$1,646,433	$(1,646,433)	$—	$—
Barclays Bank PLC	2,579,199	(1,838,838)	(690,000)	50,361	1,838,838	(1,838,838)	—	—
BNP Paribas	2,301,790	(1,149,285)	(1,152,505)	—	1,149,285	(1,149,285)	—	—
Citibank N.A.	713,475	(713,475)	—	—	2,058,050	(713,475)	(1,201,123)	143,452
Deutsche Bank AG	3,941,325	(1,037,455)	(2,903,870)	—	1,037,455	(1,037,455)	—	—
Goldman Sachs Bank USA	2,039,802	(561,505)	(1,330,000)	148,297	561,505	(561,505)	—	—
Goldman Sachs International	—	—	—	—	145,540	—	(145,540)	—
HSBC Bank USA	1,547,490	(727,322)	(720,000)	100,168	727,322	(727,322)	—	—
JPMorgan Chase Bank, N.A.	7,167,687	(409,697)	(6,757,990)	—	409,697	(409,697)	—	—
Morgan Stanley & Co., Inc.	1,308,027	(1,308,027)	—	—	1,326,072	(1,308,027)	—	18,045
Morgan Stanley Capital Services LLC	16,934	(16,934)	—	—	294,088	(16,934)	—	277,154
Royal Bank of Scotland PLC	—	—	—	—	70,133	—	(70,133)	—
Standard Chartered Bank	923,588	(868,484)	—	55,104	868,484	(868,484)	—	—
UBS AG	2,528,590	(2,528,590)	—	—	4,109,895	(2,528,590)	—	1,581,305
Other Derivatives (C)	12,058,600	—	—	12,058,600	6,119,768	—	—	6,119,768
Total	$48,097,646	$(12,806,045)	$(22,879,071)	$12,412,530	$22,362,565	$(12,806,045)	$(1,416,796)	$8,139,724

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica PIMCO Total Return VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was in line with the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 3-, 5- and 10-year periods and below its benchmark for the past 1-year period. The Trustees discussed with TAM the reasons for the underperformance relative to the peer universe and benchmark for certain periods and agreed to continue to closely monitor the performance of the Portfolio. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PIMCO Total Return VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PineBridge Inflation Opportunities VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Initial Class	$ 1,000.00	$ 998.00	$ 3.42	$ 1,021.40	$ 3.46	0.69%
Service Class	1,000.00	997.00	4.65	1,020.10	4.71	0.94

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Credit Quality ‡	Percentage of Net Assets
AAA	63.0%
AA	5.2
A	12.5
BBB	12.4
BB	4.3
NR (Not Rated)	3.2
Net Other Assets (Liabilities) ^	(0.6)
Total	100.0%

‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, securities sold short, TBA short commitments, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.5%
American Express Credit Account Master Trust Series 2013-1, Class A 0.61%, 02/16/2021 (A)	$ 1,050,000	$ 1,053,136

Total Asset-Backed Security (Cost $1,053,486)		1,053,136

CORPORATE DEBT SECURITIES - 19.8%
Banks - 3.7%
BNP Paribas SA Series MTN 0.74%, 05/07/2017 (A)	1,200,000	1,200,784
BPCE SA 4.63%, 07/11/2024 (B)	900,000	880,115
Eksportfinans ASA Series MTN 5.50%, 06/26/2017	700,000	741,783
Fifth Third Bancorp 0.70%, 12/20/2016 (A)	1,000,000	994,807
Goldman Sachs Capital II 4.00%, 07/31/2015 (A) (C)	1,000,000	761,250
Goldman Sachs Capital III 4.00%, 07/31/2015 (A) (C) (D)	500,000	381,350
HSBC Holdings PLC 5.63%, 01/17/2020 (A) (C) (D)	420,000	420,525
Intesa Sanpaolo SpA
3.13%, 01/15/2016 (D)	100,000	100,762
5.02%, 06/26/2024 (B)	500,000	485,772
Standard Chartered PLC 6.41%, 01/30/2017 (A) (B) (C) (D)	500,000	518,750
SunTrust Capital III, Ltd. 1.00%, 03/15/2028	215,000	182,213
Zions Bancorporation 5.65%, 11/15/2023 (A)	600,000	619,875

		7,287,986

Biotechnology - 0.1%
Amgen, Inc. 3.13%, 05/01/2025	230,000	217,612

Building Products - 0.1%
Masco Corp. 4.45%, 04/01/2025 (D)	213,000	213,532

Capital Markets - 1.2%
Goldman Sachs Group, Inc.
1.44%, 04/23/2020 (A) (D)	425,000	429,150
5.38%, 05/10/2020 (A) (C)	315,000	311,189
UBS Preferred Funding Trust V 6.24%, 05/15/2016 (A) (C) (D)	1,610,000	1,646,386

		2,386,725

Chemicals - 0.1%
RPM International, Inc. 5.25%, 06/01/2045	214,000	203,670

Communications Equipment - 0.1%
Harris Corp. 5.05%, 04/27/2045 (D)	115,000	109,562

Construction Materials - 0.1%
Vulcan Materials Co. 4.50%, 04/01/2025	183,000	182,543

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 0.1%
Capital One Financial Corp. 5.55%, 06/01/2020 (A) (C) (D)	$ 149,000	$ 147,696

Diversified Financial Services - 5.0%
Bank of America Corp. Series MTN 1.03%, 11/19/2024 (A)	5,000,000	4,750,000
Citigroup, Inc. Series MTN Zero Coupon, 03/27/2025 (A)	1,000,000	941,100
2.30%, 03/30/2020 (A)	2,000,000	2,082,500
Hartford Life Institutional Funding Series MTN 2.10%, 05/08/2018 (A) (B) (E)	2,000,000	2,027,660

		9,801,260

Diversified Telecommunication Services - 0.1%
AT&T, Inc. 4.75%, 05/15/2046	172,000	156,516

Electric Utilities - 0.2%
Electricite de France SA
0.74%, 01/20/2017 (A) (B)	300,000	300,297
1.15%, 01/20/2017 (B) (D)	100,000	100,160

		400,457

Energy Equipment & Services - 0.1%
Energy Transfer Partners, LP 2.50%, 06/15/2018	107,000	107,163

Insurance - 4.6%
Allstate Life Global Funding Trusts Series MTN Zero Coupon, 11/25/2016 (A)	4,559,000	4,531,555
Pacific Life Global Funding 2.14%, 02/06/2016 (A) (B)	950,000	945,725
Prudential Financial, Inc. 5.38%, 05/15/2045 (A)	49,000	48,326
Swiss Re Capital I, LP 6.85%, 05/25/2016 (A) (B) (C)	1,000,000	1,028,000
XLIT, Ltd.
5.50%, 03/31/2045	65,000	61,123
6.50%, 04/15/2017 (A) (C)	500,000	427,815
ZFS Finance USA Trust II 6.45%, 12/15/2065 (A) (B)	2,000,000	2,045,540

		9,088,084

Metals & Mining - 2.2%
Allegheny Technologies, Inc. 5.95%, 01/15/2021	1,224,000	1,239,300
Anglo American Capital PLC
2.63%, 09/27/2017 (B)	200,000	201,098
3.63%, 05/14/2020 (B)	213,000	213,025
Freeport-McMoRan, Inc. 2.30%, 11/14/2017	1,337,000	1,332,882
Glencore Funding LLC 1.34%, 04/16/2018 (A) (B)	450,000	449,753
Goldcorp, Inc.
3.63%, 06/09/2021	320,000	318,278
5.45%, 06/09/2044 (D)	500,000	476,019
Kinross Gold Corp. 5.95%, 03/15/2024	105,000	99,621

		4,329,976

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 1.5%
Kinder Morgan, Inc. 2.00%, 12/01/2017 (D)	$ 680,000	$ 677,936
Korea National Oil Corp. 3.13%, 04/03/2017 (B) (D)	2,000,000	2,051,638
Marathon Oil Corp. 2.70%, 06/01/2020 (D)	214,000	212,281
Occidental Petroleum Corp. 3.50%, 06/15/2025	60,000	59,793
Southwestern Energy Co. 3.30%, 01/23/2018	74,000	75,883

		3,077,531

Pharmaceuticals - 0.4%
AbbVie, Inc. 3.20%, 11/06/2022	21,000	20,794
Actavis Funding SCS
1.16%, 09/01/2016 (A)	419,000	420,501
1.37%, 03/12/2018 (A)	172,000	172,720
Baxalta, Inc.
2.88%, 06/23/2020 (B)	116,000	115,831
3.60%, 06/23/2022 (B) (D)	22,000	21,986
5.25%, 06/23/2045 (B)	30,000	30,164

		781,996

Real Estate Investment Trusts - 0.1%
Omega Healthcare Investors, Inc. 4.50%, 04/01/2027 (B)	160,000	153,477

Real Estate Management & Development - 0.1%
Deutsche Annington Finance BV 3.20%, 10/02/2017 (F)	200,000	204,613

Specialty Retail - 0.0% (G)
Home Depot, Inc. 4.25%, 04/01/2046	50,000	48,552

Total Corporate Debt Securities (Cost $39,668,417)		38,898,951

FOREIGN GOVERNMENT OBLIGATIONS - 17.6%
Australia Government Bond 1.00%, 11/21/2018 (F)	AUD 3,300,000	2,703,084
Canadian Government Bond
1.50%, 12/01/2044	CAD 1,091,720	1,096,658
4.25%, 12/01/2021	7,443,639	7,848,540
Deutsche Bundesrepublik Inflation-Linked Bond 1.50%, 04/15/2016	EUR 2,329,220	2,615,115
France Government Bond OAT 0.10%, 03/01/2025	1,807,506	2,091,377
Italy Buoni Poliennali del Tesoro 2.10%, 09/15/2021 (F)	2,822,624	3,410,188
Japanese Government CPI-Linked Bond 0.10%, 03/10/2024	JPY 256,500,000	2,241,401
Mexican Udibonos Series S 4.50%, 12/04/2025	MXN 16,823,404	1,223,394
Slovenia Government International Bond 4.13%, 02/18/2019 (F)	$ 400,000	416,000

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Spain Government Inflation-Linked Bond
0.55%, 11/30/2019 (B) (F)	EUR 2,006,820	$ 2,262,629
1.80%, 11/30/2024 (B) (F)	602,046	712,257
U.K. Gilt Inflation-Linked
0.13%, 11/22/2019 - 03/22/2029 (F)	GBP 3,461,724	5,868,634
1.25%, 11/22/2017 (F)	1,331,630	2,234,664

Total Foreign Government Obligations (Cost $36,338,181)		34,723,941

MORTGAGE-BACKED SECURITY - 0.8%
Citigroup Commercial Mortgage Trust Series 2014-388G, Class C 1.57%, 06/15/2033 (A) (B)	$ 1,550,000	1,545,392

Total Mortgage-Backed Security (Cost $1,554,359)		1,545,392

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.7%
Federal National Mortgage Association Connecticut Avenue Securities
2.19%, 10/25/2023 (A)	375,219	380,027
1.79%, 01/25/2024 (A)	386,730	388,992
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
1.84%, 08/25/2024 (A)	345,878	346,980
2.39%, 02/25/2024 - 03/25/2025 (A)	1,750,000	1,743,669
1.84%, 04/25/2024	2,500,000	2,441,650

Total U.S. Government Agency Obligations (Cost $5,355,802)		5,301,318

U.S. GOVERNMENT OBLIGATIONS - 54.3%
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043	2,572,550	2,280,725
0.75%, 02/15/2042 - 02/15/2045	3,593,673	3,292,759
1.38%, 02/15/2044	2,191,644	2,339,580
1.75%, 01/15/2028	112,929	127,927
2.00%, 01/15/2026	2,383,980	2,736,735
2.13%, 02/15/2040	875,664	1,078,366
2.38%, 01/15/2025 - 01/15/2027	17,759,302	21,115,917
2.50%, 01/15/2029	550,965	679,021
3.63%, 04/15/2028	1,023,918	1,395,088
3.88%, 04/15/2029	3,022,173	4,280,624
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 07/15/2024	29,737,920	29,789,692
0.25%, 01/15/2025	249,715	244,935
0.63%, 07/15/2021	11,546,590	11,918,252
1.13%, 01/15/2021	5,266,954	5,571,036
1.25%, 07/15/2020	9,166,729	9,808,400
1.38%, 01/15/2020	4,266,795	4,561,468
1.88%, 07/15/2015	121,630	121,972
2.00%, 01/15/2016	5,304,356	5,380,606
2.63%, 07/15/2017	114,150	122,488

Total U.S. Government Obligations (Cost $106,202,438)		106,845,591

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
PREFERRED STOCKS - 1.9%
Banks - 0.6%
HSBC USA, Inc. Series F, 3.50% (A)	40,000	$ 896,000
US Bancorp Series A, 3.50% (A)	500	400,500

		1,296,500

Consumer Finance - 1.0%
Navient Corp. 1.93% (A) (D)	79,026	1,924,283

Diversified Financial Services - 0.2%
JPMorgan Chase & Co. Series AA, 6.10% (D)	15,000	370,950

Insurance - 0.1%
Prudential Financial, Inc. 2.33% (A)	8,353	216,343

Total Preferred Stocks (Cost $3,851,409)		3,808,076

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.0% (G)
U.S. Treasury Bill
0.01%, 11/27/2015 (H) (I)	$ 15,000	15,000
0.02%, 11/27/2015 (H) (I)	22,000	21,998
0.06%, 10/01/2015 (H) (I)	8,000	7,999

Total Short-Term U.S. Government Obligations (Cost $44,997)		44,997

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (H)	3,914,807	$ 3,914,807

Total Securities Lending Collateral (Cost $3,914,807)		3,914,807

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.01% (H), dated 06/30/2015, to be repurchased at $1,914,252 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $1,952,675.	$ 1,914,252	1,914,252

Total Repurchase Agreement (Cost $1,914,252)		1,914,252

Total Investments (Cost $199,898,148) (J)		198,050,461
Net Other Assets (Liabilities) - (0.6)%		(1,187,416)

Net Assets - 100.0%		$ 196,863,045

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Short	(32)	09/21/2015	$—	$(13,594)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSC	07/30/2015	USD	663,768	CAD	800,000	$23,527	$—
GSC	08/14/2015	USD	2,677,569	EUR	2,355,209	50,243	—
GSC	08/27/2015	USD	435,344	EUR	400,000	—	(10,956)
GSC	09/03/2015	USD	1,333,205	EUR	1,196,800	—	(2,244)
GSC	09/09/2015	USD	1,188,657	EUR	1,068,623	—	(3,873)
GSC	12/18/2015	USD	2,359,981	JPY	272,754,774	124,505	—
JPM	07/07/2015	USD	1,238,741	GBP	833,000	—	(70,043)
JPM	07/15/2015	USD	2,223,278	GBP	1,500,000	—	(133,341)
JPM	07/30/2015	USD	1,538,354	AUD	2,000,000	—	(1,966)
JPM	08/27/2015	USD	435,959	EUR	400,000	—	(10,341)
JPM	09/15/2015	USD	2,681,582	EUR	2,378,206	27,386	—
JPM	09/23/2015	USD	1,145,195	EUR	1,007,043	21,151	—

Total						$246,812	$(232,764)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Asset-Backed Security	$—	$1,053,136	$—	$1,053,136
Corporate Debt Securities	—	38,898,951	—	38,898,951
Foreign Government Obligations	—	34,723,941	—	34,723,941
Mortgage-Backed Security	—	1,545,392	—	1,545,392
U.S. Government Agency Obligations	—	5,301,318	—	5,301,318
U.S. Government Obligations	—	106,845,591	—	106,845,591
Preferred Stocks	3,808,076	—	—	3,808,076
Short-Term U.S. Government Obligations	—	44,997	—	44,997
Securities Lending Collateral	3,914,807	—	—	3,914,807
Repurchase Agreement	—	1,914,252	—	1,914,252

Total Investments	$7,722,883	$190,327,578	$—	$198,050,461

Other Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$246,812	$—	$246,812

Total Other Financial Instruments	$—	$246,812	$—	$246,812

LIABILITIES
Other Financial Instruments
Futures Contracts (L)	$(13,594)	$—	$—	$(13,594)
Forward Foreign Currency Contracts (L)	—	(232,764)	—	(232,764)

Total Other Financial Instruments	$(13,594)	$(232,764)	$—	$(246,358)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of June 30, 2015.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the total aggregate value of 144A securities is $16,089,269, representing 8.2% of the Portfolio’s net assets.
(C)	The security has a perpetual maturity; the date displayed is the next call date.
(D)	All or a portion of the security is on loan. The value of all securities on loan is $3,834,212. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $2,027,660, representing 1.0% of the Portfolio’s net assets.
(F)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rate disclosed reflects the yield at June 30, 2015.
(I)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $44,997.
(J)	Aggregate cost for federal income tax purposes is $199,898,148. Aggregate gross unrealized appreciation and depreciation for all securities is $1,139,100 and $2,986,787, respectively. Net unrealized depreciation for tax purposes is $1,847,687.
(K)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(L)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN USD	Mexican Peso United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSC	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PineBridge Inflation Opportunities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $197,983,896) (including securities loaned of $3,834,212)	$196,136,209
Repurchase agreement, at value (cost $1,914,252)	1,914,252
Foreign currency, at value (cost $309)	308
Unrealized appreciation on forward foreign currency contracts	246,812
Receivables:
Shares sold	372,118
Investments sold	2,115,501
Interest	759,909
Dividends	13,678
Tax reclaims	1,372
Net income from securities lending	2,258
Variation margin receivable on derivative financial instruments	1,007
Prepaid expenses	685

Total assets	201,564,109

Liabilities:
Due to custodian	15,000
Payables and other liabilities:
Investments purchased	291,357
Investment advisory fees	95,165
Distribution and service fees	43,255
Administration fees	4,326
Transfer agent fees	612
Trustees and CCO fees	1,003
Audit and tax fees	13,457
Custody fees	58,575
Legal fees	2,504
Printing and shareholder reports fees	28,038
Other	201
Collateral for securities on loan	3,914,807
Unrealized depreciation on forward foreign currency contracts	232,764

Total liabilities	4,701,064

Net assets	$196,863,045

Net assets consist of:
Capital stock ($0.01 par value)	$196,141
Additional paid-in capital	211,863,981
Undistributed (distributions in excess of) net investment income (loss)	1,837,134
Accumulated net realized gain (loss)	(15,189,591)
Net unrealized appreciation (depreciation) on:
Investments	(1,847,687)
Futures contracts	(13,594)
Translation of assets and liabilities denominated in foreign currencies	16,661

Net assets	$196,863,045

Net assets by class:
Initial Class	$9,782
Service Class	196,853,263

Shares outstanding:
Initial Class	986
Service Class	19,613,078

Net asset value and offering price per share:
Initial Class	$9.92
Service Class	10.04

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income	$80,681
Interest income	618,975
Net income from securities lending	41,021

Total investment income	740,677

Expenses:
Investment advisory fees	542,248
Distribution and service fees:
Service Class	246,468
Administration fees	24,648
Transfer agent fees	1,392
Trustees and CCO fees	2,963
Audit and tax fees	12,392
Custody fees	76,038
Legal fees	5,802
Printing and shareholder reports fees	15,404
Other	3,549

Total expenses	930,904

Net investment income (loss)	(190,227)

Net realized gain (loss) on:
Investments	(131,140)
Futures contracts	28,051
Swap agreements	(1,146)
Foreign currency transactions	731,482

Net realized gain (loss)	627,247

Net change in unrealized appreciation (depreciation) on:
Investments	(863,479)
Futures contracts	(13,594)
Translation of assets and liabilities denominated in foreign currencies	(267,897)

Net change in unrealized appreciation (depreciation)	(1,144,970)

Net realized and change in unrealized gain (loss)	(517,723)

Net increase (decrease) in net assets resulting from operations	$(707,950)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PineBridge Inflation Opportunities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$(190,227)	$2,627,088
Net realized gain (loss)	627,247	(7,628,034)
Net change in unrealized appreciation (depreciation)	(1,144,970)	9,816,750

Net increase (decrease) in net assets resulting from operations	(707,950)	4,815,804

Distributions to shareholders:
Net investment income:
Initial Class	—	(41,640)
Service Class	—	(518,433)

Total distributions from net investment income	—	(560,073)

Capital share transactions:
Proceeds from shares sold:
Initial Class	—	8,304,120
Service Class	10,526,109	54,022,628

	10,526,109	62,326,748

Dividends and distributions reinvested:
Initial Class	—	41,640
Service Class	—	518,433

	—	560,073

Cost of shares redeemed:
Initial Class	—	(10,452,337)
Service Class	(9,953,805)	(23,030,485)

	(9,953,805)	(33,482,822)

Net increase (decrease) in net assets resulting from capital share transactions	572,304	29,403,999

Net increase (decrease) in net assets	(135,646)	33,659,730

Net assets:
Beginning of period/year	196,998,691	163,338,961

End of period/year	$196,863,045	$196,998,691

Undistributed (distributions in excess of) net investment income (loss)	$1,837,134	$2,027,361

Capital share transactions - shares:
Shares issued:
Initial Class	—	836,525
Service Class	1,041,464	5,260,372

	1,041,464	6,096,897

Shares reinvested:
Initial Class	—	4,087
Service Class	—	50,187

	—	54,274

Shares redeemed:
Initial Class	—	(1,038,339)
Service Class	(982,903)	(2,276,668)

	(982,903)	(3,315,007)

Net increase (decrease) in shares outstanding:
Initial Class	—	(197,727)
Service Class	58,561	3,033,891

	58,561	2,836,164

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PineBridge Inflation Opportunities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011 (A)
Net asset value, beginning of period/year	$9.94		$9.65		$11.47		$10.78		$10.00

Investment operations:
Net investment income (loss) (B)	(0.00	)(C)	0.30		0.07		0.09		0.14
Net realized and unrealized gain (loss)	(0.02)		0.05		(1.45)		0.78		0.64

Total investment operations	(0.02)		0.35		(1.38)		0.87		0.78

Distributions:
Net investment income	—		(0.06)		(0.05)		(0.03)		—
Net realized gains	—		—		(0.39)		(0.15)		—

Total distributions	—		(0.06)		(0.44)		(0.18)		—

Net asset value, end of period/year	$9.92		$9.94		$9.65		$11.47		$10.78

Total return (D)	(0.20	)%(E)	3.58%		(12.01)%		8.12%		7.80	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$10		$10		$1,917		$365		$10,786
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.69	%(F)	0.89	%(G)	0.91	%(G)	0.87	%(G)	0.92	%(F)
Including waiver and/or reimbursement and recapture	0.69	%(F)	0.89	%(G)	0.91	%(G)	0.88	%(G)	0.90	%(F)
Net investment income (loss) to average net assets	0.03	%(F)	2.99	%(G)	0.68	%(G)	0.83	%(G)	0.90	%(F)
Portfolio turnover rate	21	%(E)	152	%(H)	52	%(H)	409	%(H)	384	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes interest fee on sale-buyback transactions (representing 0.04%, 0.05%, and 0.04% of average net assets for the years ended December 31, 2014, December 31, 2013, and December 31, 2012, respectively).
(H)	Excludes sale-buyback transactions.

For a share outstanding during the periods and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011 (A)
Net asset value, beginning of period/year	$10.07		$9.77		$11.29		$10.77		$10.00

Investment operations:
Net investment income (loss) (B)	(0.01)		0.14		(0.01)		0.05		0.01
Net realized and unrealized gain (loss)	(0.02)		0.19		(1.08)		0.64		0.76

Total investment operations	(0.03)		0.33		(1.09)		0.69		0.77

Distributions:
Net investment income	—		(0.03)		(0.04)		(0.03)		—
Net realized gains	—		—		(0.39)		(0.14)		—

Total distributions	—		(0.03)		(0.43)		(0.17)		—

Net asset value, end of period/year	$10.04		$10.07		$9.77		$11.29		$10.77

Total return (C)	(0.30	)%(D)	3.38%		(9.71)%		6.49%		7.70	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$196,853		$196,989		$161,422		$170,079		$65,093
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.94	%(E)	1.14	%(F)	1.16	%(F)	1.12	%(F)	1.17	%(E)
Including waiver and/or reimbursement and recapture	0.94	%(E)	1.14	%(F)	1.16	%(F)	1.13	%(F)	1.15	%(E)
Net investment income (loss) to average net assets	(0.19	)%(E)	1.41	%(F)	(0.09	)%(F)	0.43	%(F)	0.06	%(E)
Portfolio turnover rate	21	%(D)	152	%(G)	52	%(G)	409	%(G)	384	%(D)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes interest fee on sale-buyback transactions (representing 0.04%, 0.05%, and 0.04% of average net assets for the years ended December 31, 2014, December 31, 2013, and December 31, 2012, respectively).
(G)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PineBridge Inflation Opportunities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the over-the-counter (“OTC”) inter-bank currency dealer market. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Open forward foreign currency contracts at June 30, 2015, if any, are listed in the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2015, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is shown on the Statement of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2015, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $200 million	0.55%
Over $200 million up to $700 million	0.54%
Over $700 million	0.51%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.90%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 34,728,130	$ 13,002,448	$ 27,671,030	$ 13,634,156

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015. The primary risks pertaining to each derivative type is disclosed in further detail within the Organization and Significant Accounting Policies section of the notes.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Unrealized appreciation on forward foreign currency contracts	$—	$246,812	$—	$—	$—	$246,812
Total (A)	$—	$246,812	$—	$—	$—	$246,812

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (B) (C)	$(13,594)	$—	$—	$—	$—	$(13,594)
Unrealized depreciation on forward foreign currency contracts	—	(232,764)	—	—	—	(232,764)
Total (A)	$(13,594)	$(232,764)	$—	$—	$—	$(246,358)

(A)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$28,051	$—	$—	$—	$—	$28,051
Forward foreign currency contracts (A)	—	778,492	—	—	—	778,492
Total	$ 28,051	$ 778,492	$ —	$ —	$ —	$ 806,543

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(13,594)	$—	$—	$—	$—	$(13,594)
Forward foreign currency contracts (B)	—	(272,108)	—	—	—	(272,108)
Total	$ (13,594)	$(272,108)	$ —	$ —	$ —	$(285,702)

(A)	Included within Net realized gain (loss) on transactions from Foreign currency transactions on the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies on Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

Forward Foreign Currency Contracts at Contract Amount			Futures Contracts at Notional Amount
Purchased	Sold	Cross Currency	Long	Short
$—	$16,173,321	$—	—	(1,700,000)

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (futures contracts, exchange traded options, and exchange traded swap agreements) while collateral terms are contract specific for OTC traded derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2015. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

		Gross Amounts Not Offset in the Statement of Assets and Liabilities				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Financial Instruments	Collateral Received (B)	Net Amount	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities (A)	Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Goldman Sachs & Co.	$198,275	$(17,073)	$—	$181,202	$17,073	$(17,073)	$—	$—
J.P. Morgan Securities LLC	48,537	(48,537)	—	—	215,691	(48,537)	—	167,154
Other Derivatives (C)	—	—	—	—	13,594	—	—	13,594
Total	$246,812	$(65,610)	$—	$181,202	$246,358	$(65,610)	$—	$180,748

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

NOTE 6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PineBridge Inflation Opportunities VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica PineBridge Inflation Opportunities VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board previously approved an investment sub-advisory agreement for the Portfolio between TAM and PineBridge Investments LLC (the “Sub-Adviser”) at a meeting held on March 19-20, 2014.

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement were reasonable and that the renewal of the Investment Advisory Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy, the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its benchmark for the past 1- and 3-year periods. The Board noted that it had approved changes to certain of the Portfolio’s investment strategies together with replacement of the Sub-Adviser effective November 10, 2014 and that the performance included management by the previous sub-adviser in accordance with the prior strategies.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica PineBridge Inflation Opportunities VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Advisory Fee and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM and/or Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and in light of any economies of scale experienced in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica ProFund UltraBear VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Service Class	$1,000.00	$958.30	$5.97	$1,018.70	$6.16	1.23%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Short-Term Investment Companies	67.4%
Repurchase Agreement	16.9
Net Other Assets (Liabilities)^	15.7
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, securities sold short, TBA short commitments, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 67.4%
SSC Government Money Market Fund	2,802,822	$ 2,802,822
SSgA Money Market Fund	2,802,722	2,802,722
SSgA Prime Money Market Fund	2,802,721	2,802,721
State Street Institutional Liquid Reserves Fund	2,802,721	2,802,721

Total Short-Term Investment Companies (Cost $11,210,986)		11,210,986

Principal	Value
REPURCHASE AGREEMENT - 16.9%

State Street Bank & Trust Co. 0.01% (A), dated 06/30/2015, to be repurchased at $2,802,722 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 2.75%, due 11/15/2028, and with a value of $2,859,139.

$ 2,802,721	$ 2,802,721

Total Repurchase Agreement (Cost $2,802,721)	2,802,721

Total Investments (Cost $14,013,707) (B)	14,013,707
Net Other Assets (Liabilities) - 15.7%	2,615,197

Net Assets - 100.0%	$ 16,628,904

FUTURES CONTRACTS: (C)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Short	(302)	09/18/2015	$429,568	$—

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Short-Term Investment Companies	$11,210,986	$—	$—	$11,210,986
Repurchase Agreement	—	2,802,721	—	2,802,721

Total Investments	$11,210,986	$2,802,721	$—	$14,013,707

Other Financial Instruments
Futures Contracts (E)	$429,568	$—	$—	$429,568

Total Other Financial Instruments	$429,568	$—	$—	$429,568

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at June 30, 2015.
(B)	Aggregate cost for federal income tax purposes is $14,013,707.
(C)	Cash in the amount of $1,528,120 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica ProFund UltraBear VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Unaffiliated investments, at value (cost $11,210,986)	$11,210,986
Repurchase agreement, at value (cost $2,802,721)	2,802,721
Cash on deposit with broker	1,528,120
Receivables:
Shares sold	1,194,118
Interest	10
Prepaid expenses	120

Total assets	16,736,075

Liabilities:
Payables and other liabilities:
Investment advisory fees	10,129
Distribution and service fees	3,191
Administration fees	319
Transfer agent fees	57
Trustees and CCO fees	110
Audit and tax fees	7,079
Custody fees	378
Legal fees	259
Printing and shareholder reports fees	23,454
Variation margin payable on derivative financial instruments	62,089
Other	106

Total liabilities	107,171

Net assets	$16,628,904

Net assets consist of:
Capital stock ($0.01 par value)	$181,343
Additional paid-in capital	153,560,011
Undistributed (distributions in excess of) net investment income (loss)	(94,204)
Accumulated net realized gain (loss)	(137,447,814)
Net unrealized appreciation (depreciation) on:
Futures contracts	429,568

Net assets	$16,628,904

Shares outstanding	18,134,328

Net asset value and offering price per share	$0.92

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Interest income from repurchase agreements	$732

Total investment income	732

Expenses:
Investment advisory fees	65,421
Distribution and service fees	19,241
Administration fees	1,924
Transfer agent fees	127
Trustees and CCO fees	259
Audit and tax fees	6,084
Custody fees	5,036
Legal fees	531
Printing and shareholder reports fees	96
Other	686

Total expenses before waiver and/or reimbursement and recapture	99,405

Expense waived and/or reimbursed	(6,478)
Recapture of previously waived and/or reimbursed fees	2,009

Net expenses	94,936

Net investment income (loss)	(94,204)

Net realized gain (loss) on:
Futures contracts	(1,764,465)

Net realized gain (loss)	(1,764,465)

Net change in unrealized appreciation (depreciation) on:
Futures contracts	1,095,942

Net change in unrealized appreciation (depreciation)	1,095,942

Net realized and change in unrealized gain (loss)	(668,523)

Net increase (decrease) in net assets resulting from operations	$(762,727)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica ProFund UltraBear VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$(94,204)	$(209,031)
Net realized gain (loss)	(1,764,465)	(6,869,663)
Net change in unrealized appreciation (depreciation)	1,095,942	674,310

Net increase (decrease) in net assets resulting from operations	(762,727)	(6,404,384)

Capital share transactions:
Proceeds from shares sold	4,124,544	17,918,170
Cost of shares redeemed	(5,119,758)	(11,627,809)

Net increase (decrease) in net assets resulting from capital share transactions	(995,214)	6,290,361

Net increase (decrease) in net assets	(1,757,941)	(114,023)

Net assets:
Beginning of period/year	18,386,845	18,500,868

End of period/year	$16,628,904	$18,386,845

Undistributed (distributions in excess of) net investment income (loss)	$(94,204)	$—

Capital share transactions - shares:
Shares issued	4,477,713	15,175,780
Shares redeemed	(5,569,058)	(10,292,859)

Net increase (decrease) in shares outstanding	(1,091,345)	4,882,921

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010

Net asset value, beginning of period/year	$0.96		$1.29	$2.35	$3.33	$4.16	$5.68

Investment operations:
Net investment income (loss) (A) (B)	(0.01)		(0.01)	(0.02)	(0.03)	(0.05)	(0.07)
Net realized and unrealized gain (loss)	(0.03)		(0.32)	(1.04)	(0.95)	(0.78)	(1.45)

Total investment operations	(0.04)		(0.33)	(1.06)	(0.98)	(0.83)	(1.52)

Net asset value, end of period/year	$0.92		$0.96	$1.29	$2.35	$3.33	$4.16

Total return (C)	(4.17	)%(D)	(25.58)%	(45.11)%	(29.43)%	(19.95)%	(26.76)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$16,629		$18,387	$18,501	$94,919	$143,971	$13,414
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.29	%(F)	1.32%	1.26%	1.20%	1.19%	1.29%
Including waiver and/or reimbursement and recapture	1.23	%(F)	1.23%	1.23%	1.22%	1.23%	1.23%
Net investment income (loss) to average net assets (B)	(1.22	)%(F)	(1.22)%	(1.21)%	(1.19)%	(1.21)%	(1.22)%
Portfolio turnover rate	0	%(D)	0%	—%	—%	—%	—%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica ProFund UltraBear VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Futures contracts: The Portfolio is subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2015, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is shown on the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $250 million	0.85%
Over $250 million up to $750 million	0.80%
Over $750 million	0.75%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.98%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

As of June 30, 2015, the balances available for recapture by TAM for each Portfolio were as follows:

Amounts Available from Fiscal Years
2013	2014	2015	Total
$10,388	$ 15,555	$ 6,478	$ 32,421

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% of Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

There were no proceeds from securities purchased or securities sold (excluding short-term securities) during the period ended June 30, 2015.

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015. The primary risks pertaining to each derivative type is disclosed in further detail within the Organization and Significant Accounting Policies section of the notes.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized appreciation on futures contracts (A) (B)	$—	$—	$429,568	$—	$—	$429,568
Total (C)	$—	$—	$429,568	$—	$—	$429,568

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(1,764,465)	$—	$—	$(1,764,465)
Total	$—	$—	$(1,764,465)	$—	$—	$(1,764,465)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$1,095,942	$—	$—	$1,095,942
Total	$—	$—	$1,095,942	$—	$—	$1,095,942

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

Futures Contracts at Notional Amount
Long	Short
—	(15,179)

NOTE 6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 8. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica ProFund UltraBear VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica ProFund UltraBear VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and ProFund Advisors LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its benchmark for the past 1-, 3- and 5-year periods. The Board noted that the Portfolio’s investment objective is to seek returns that are twice the inverse of the Portfolio’s benchmark and that the Portfolio’s underperformance relative to the peer universe and benchmark relative to the peer universe and the benchmark is consistent with its investment approach given the leveraged nature of the Portfolio and the positive market environment during the relevant periods.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica ProFund UltraBear VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM and/or Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica ProFund UltraBear VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Systematic Small/Mid Cap Value VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Initial Class	$1,000.00	$1,034.40	$4.29	$1,020.60	$4.26	0.85%
Service Class	1,000.00	1,033.20	5.55	1,019.30	5.51	1.10

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.3%
Securities Lending Collateral	16.3
Repurchase Agreement	1.3
Master Limited Partnership	0.5
Net Other Assets (Liabilities)	(16.4)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 1.2%
Aerovironment, Inc. (A) (B)	91,000	$ 2,373,280
Curtiss-Wright Corp.	29,500	2,136,980
Orbital ATK, Inc. (A)	22,899	1,679,871
Spirit Aerosystems Holdings, Inc., Class A (B)	80,040	4,411,004

		10,601,135

Airlines - 0.3%
American Airlines Group, Inc.	59,350	2,370,142

Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc. (A) (B)	107,500	2,247,825
Dana Holding Corp.	81,500	1,677,270
Gentex Corp.	84,500	1,387,490
Magna International, Inc., Class A	68,255	3,828,423
Stoneridge, Inc. (B)	149,000	1,744,790

		10,885,798

Banks - 7.2%
Berkshire Hills Bancorp, Inc.	107,512	3,061,942
First Citizens BancShares, Inc., Class A	24,657	6,485,777
First Community Bancshares, Inc.	186,529	3,398,558
First Republic Bank, Class A	33,500	2,111,505
Lakeland Bancorp, Inc., Class A	295,000	3,507,550
Sandy Spring Bancorp, Inc. (A)	137,000	3,833,260
Sterling Bancorp	278,000	4,086,600
SunTrust Banks, Inc.	249,180	10,719,724
Umpqua Holdings Corp. (A)	117,000	2,104,830
United Community Banks, Inc.	97,900	2,043,173
Washington Trust Bancorp, Inc. (A)	48,178	1,902,067
Webster Financial Corp.	396,350	15,675,643
Wilshire Bancorp, Inc. (A)	203,000	2,563,890

		61,494,519

Building Products - 1.1%
Caesarstone Sdot-Yam, Ltd. (A)	68,500	4,694,990
Continental Building Products, Inc. (B)	203,500	4,312,165
Quanex Building Products Corp.	7,500	160,725

		9,167,880

Capital Markets - 5.2%
E*TRADE Financial Corp. (B)	404,655	12,119,417
Invesco, Ltd.	221,020	8,286,040
Janus Capital Group, Inc. (A)	135,000	2,311,200
LPL Financial Holdings, Inc. (A)	11,000	511,390
Northern Trust Corp.	81,276	6,214,363
Piper Jaffray Cos. (B)	43,200	1,885,248
Raymond James Financial, Inc.	124,440	7,414,135
Stifel Financial Corp. (A) (B)	56,000	3,233,440
Waddell & Reed Financial, Inc., Class A (A)	40,500	1,916,055

		43,891,288

Chemicals - 2.0%
Albemarle Corp.	51,795	2,862,710
Celanese Corp., Series A (A)	45,250	3,252,570
FutureFuel Corp.	73,600	947,232
Mosaic Co.	115,910	5,430,383
Olin Corp. (A)	98,400	2,651,880
OM Group, Inc.	60,500	2,032,800

		17,177,575

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies - 1.3%
HNI Corp. (A)	64,500	$ 3,299,175
KAR Auction Services, Inc.	135,640	5,072,936
Knoll, Inc.	64,000	1,601,920
Tetra Tech, Inc.	43,000	1,102,520

		11,076,551

Communications Equipment - 1.9%
Ciena Corp. (A) (B)	272,720	6,458,010
Harmonic, Inc. (B)	248,400	1,696,572
Harris Corp.	58,450	4,495,389
KVH Industries, Inc. (B)	258,807	3,480,954

		16,130,925

Construction & Engineering - 1.8%
Comfort Systems USA, Inc., Class A	135,000	3,098,250
EMCOR Group, Inc.	67,000	3,200,590
Granite Construction, Inc.	52,500	1,864,275
KBR, Inc. (A)	364,630	7,102,992

		15,266,107

Consumer Finance - 0.8%
Discover Financial Services	82,460	4,751,345
Synchrony Financial (A) (B)	52,595	1,731,954

		6,483,299

Containers & Packaging - 0.7%
Berry Plastics Group, Inc. (B)	103,000	3,337,200
Crown Holdings, Inc. (B)	54,515	2,884,389

		6,221,589

Diversified Consumer Services - 0.8%
ServiceMaster Global Holdings, Inc. (B)	193,050	6,982,618

Diversified Financial Services - 1.2%
Voya Financial, Inc.	216,005	10,037,752

Diversified Telecommunication Services - 1.4%
Level 3 Communications, Inc. (A) (B)	223,085	11,749,887

Electric Utilities - 0.8%
Exelon Corp. (A)	224,150	7,042,793

Electrical Equipment - 0.5%
Regal Beloit Corp.	53,000	3,847,270

Electronic Equipment, Instruments & Components - 2.7%
Belden, Inc. (A)	30,000	2,436,900
Control4 Corp. (A) (B)	486,700	4,326,763
Daktronics, Inc.	134,500	1,595,170
Orbotech, Ltd. (B)	274,038	5,699,990
Rofin-Sinar Technologies, Inc. (B)	86,000	2,373,600
Universal Display Corp., Class A (A) (B)	70,000	3,621,100
Vishay Intertechnology, Inc. (A)	225,800	2,637,344

		22,690,867

Energy Equipment & Services - 1.2%
Helix Energy Solutions Group, Inc., Class A (B)	91,000	1,149,330
Precision Drilling Corp.	1,293,030	8,689,162

		9,838,492

Food Products - 1.7%
J&J Snack Foods Corp.	11,000	1,217,370
Pinnacle Foods, Inc.	80,380	3,660,505
Tyson Foods, Inc., Class A	232,395	9,906,999

		14,784,874

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Gas Utilities - 0.7%
Atmos Energy Corp.	116,500	$ 5,974,120

Health Care Equipment & Supplies - 2.6%
AngioDynamics, Inc. (A) (B)	165,000	2,706,000
Boston Scientific Corp. (B)	310,475	5,495,408
Globus Medical, Inc., Class A (A) (B)	200,225	5,139,776
Greatbatch, Inc. (B)	55,100	2,970,992
Hologic, Inc. (B)	148,640	5,657,238

		21,969,414

Health Care Providers & Services - 4.5%
AMN Healthcare Services, Inc. (B)	102,500	3,237,975
HCA Holdings, Inc. (B)	85,820	7,785,590
Health Net, Inc. (B)	48,500	3,109,820
HealthSouth Corp. (A)	65,500	3,016,930
Laboratory Corp. of America Holdings (B)	47,235	5,725,827
MEDNAX, Inc. (A) (B)	35,430	2,625,717
PharMerica Corp. (B)	79,500	2,647,350
VCA, Inc. (A) (B)	125,715	6,839,525
WellCare Health Plans, Inc. (A) (B)	34,500	2,926,635

		37,915,369

Health Care Technology - 0.4%
Omnicell, Inc. (B)	82,000	3,092,220

Hotels, Restaurants & Leisure - 0.8%
Bloomin’ Brands, Inc.	134,900	2,880,115
Churchill Downs, Inc.	28,000	3,501,400

		6,381,515

Household Durables - 0.9%
Harman International Industries, Inc.	22,500	2,676,150
Helen of Troy, Ltd. (B)	29,000	2,827,210
La-Z-Boy, Inc.	93,500	2,462,790

		7,966,150

Household Products - 0.4%
Spectrum Brands Holdings, Inc., Class A	32,000	3,263,680

Independent Power and Renewable Electricity Producers - 1.0%
Dynegy, Inc., Class A (B)	126,500	3,700,125
NRG Energy, Inc. (A)	202,500	4,633,200

		8,333,325

Insurance - 3.2%
Aspen Insurance Holdings, Ltd.	48,500	2,323,150
Hartford Financial Services Group, Inc.	163,370	6,791,291
Selective Insurance Group, Inc. (A)	190,783	5,351,463
United Fire Group, Inc.	186,589	6,112,656
Validus Holdings, Ltd.	43,500	1,913,565
XL Group PLC, Class A (A)	120,310	4,475,532

		26,967,657

Internet & Catalog Retail - 0.5%
Expedia, Inc. (A)	20,210	2,209,964
Nutrisystem, Inc.	73,500	1,828,680

		4,038,644

Internet Software & Services - 0.5%
Blucora, Inc. (B)	50,000	807,500
IAC/InterActiveCorp	41,000	3,266,060
XO Group, Inc. (B)	500	8,175

		4,081,735

	Shares	Value
COMMON STOCKS (continued)
IT Services - 0.9%
CoreLogic, Inc. (B)	68,375	$ 2,713,804
Global Payments, Inc.	29,300	3,031,085
Sykes Enterprises, Inc. (B)	91,000	2,206,750

		7,951,639

Machinery - 5.3%
Allison Transmission Holdings, Inc., Class A	426,105	12,467,832
Altra Industrial Motion Corp. (A)	77,500	2,106,450
Columbus McKinnon Corp.	45,000	1,125,000
Douglas Dynamics, Inc.	61,700	1,325,316
ITT Corp.	205,055	8,579,501
Mueller Industries, Inc.	84,000	2,916,480
NN, Inc. (A)	153,800	3,924,976
Oshkosh Corp. (A)	26,500	1,123,070
Stanley Black & Decker, Inc.	33,945	3,572,372
Trinity Industries, Inc. (A)	215,165	5,686,811
Watts Water Technologies, Inc., Class A	48,200	2,499,170

		45,326,978

Media - 1.5%
AMC Networks, Inc., Class A (A) (B)	20,500	1,677,925
Gannett Co., Inc. (B)	3	35
Starz, Class A (A) (B)	161,790	7,235,249
TEGNA, Inc.	132,865	4,260,980

		13,174,189

Metals & Mining - 1.7%
Alcoa, Inc. (A)	200,650	2,237,248
Allegheny Technologies, Inc. (A)	58,100	1,754,620
Kaiser Aluminum Corp. (A)	34,000	2,824,720
Nucor Corp.	85,500	3,767,985
U.S. Steel Corp. (A)	183,225	3,778,099

		14,362,672

Multi-Utilities - 2.7%
Ameren Corp.	123,735	4,662,335
DTE Energy Co.	102,740	7,668,513
NorthWestern Corp. (A)	106,000	5,167,500
PG&E Corp.	119,060	5,845,846

		23,344,194

Multiline Retail - 0.3%
Kohl’s Corp.	42,840	2,682,212

Oil, Gas & Consumable Fuels - 5.0%
EnCana Corp.	435,415	4,798,273
Energen Corp. (A)	119,490	8,161,167
Gulfport Energy Corp. (B)	64,850	2,610,213
Hess Corp.	130,130	8,703,094
Newfield Exploration Co. (B)	233,665	8,439,980
REX American Resources Corp., Class A (A) (B)	34,900	2,221,036
Valero Energy Corp.	85,820	5,372,332
Western Refining, Inc.	51,000	2,224,620

		42,530,715

Paper & Forest Products - 1.0%
Domtar Corp.	47,000	1,945,800
International Paper Co.	96,220	4,579,110
P.H. Glatfelter Co.	92,500	2,034,075

		8,558,985

Pharmaceuticals - 0.7%
Lannett Co., Inc. (A) (B)	43,465	2,583,560

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Nektar Therapeutics (A) (B)	242,300	$ 3,031,173

		5,614,733

Professional Services - 0.5%
Heidrick & Struggles International, Inc.	51,000	1,330,080
On Assignment, Inc. (B)	80,000	3,142,400

		4,472,480

Real Estate Investment Trusts - 8.1%
BioMed Realty Trust, Inc., Class B (A)	552,674	10,688,715
Brandywine Realty Trust	212,500	2,822,000
CBL & Associates Properties, Inc.	181,225	2,935,845
Community Healthcare Trust, Inc. (B)	52,500	1,010,625
DiamondRock Hospitality Co.	320,500	4,105,605
DuPont Fabros Technology, Inc. (A)	209,255	6,162,560
Excel Trust, Inc. (A)	196,393	3,097,118
Liberty Property Trust, Series C	367,195	11,831,023
National Retail Properties, Inc.	82,000	2,870,820
Physicians Realty Trust	184,800	2,838,528
Piedmont Office Realty Trust, Inc., Class A	68,500	1,204,915
SL Green Realty Corp. (A)	71,375	7,843,399
Summit Hotel Properties, Inc.	405,000	5,269,050
Sunstone Hotel Investors, Inc.	414,145	6,216,316

		68,896,519

Real Estate Management & Development - 1.4%
CBRE Group, Inc., Class A (B)	325,740	12,052,380

Road & Rail - 1.3%
AMERCO	12,800	4,184,448
Con-way, Inc. (A)	89,895	3,449,271
Ryder System, Inc., Class A	42,835	3,742,494

		11,376,213

Semiconductors & Semiconductor Equipment - 6.6%
Applied Materials, Inc., Class A (A)	228,225	4,386,484
Broadcom Corp., Class A	191,390	9,854,671
Brooks Automation, Inc., Class A	268,500	3,074,325
Cohu, Inc.	122,000	1,614,060
Entegris, Inc. (B)	244,500	3,562,365
GSI Technology, Inc. (A) (B)	144,000	750,240
Integrated Device Technology, Inc. (B)	161,845	3,512,037
Micron Technology, Inc. (A) (B)	172,650	3,252,726
MKS Instruments, Inc.	60,000	2,276,400
NXP Semiconductors NV (B)	28,155	2,764,821
Qorvo, Inc. (B)	53,500	4,294,445
Sigma Designs, Inc. (B)	286,000	3,411,980
Silicon Motion Technology Corp., ADR (A)	175,000	6,056,750
Skyworks Solutions, Inc.	39,700	4,132,770
Xcerra Corp. (B)	392,500	2,971,225

		55,915,299

Software - 1.4%
Check Point Software Technologies, Ltd., Class A (A) (B)	52,450	4,172,397
Electronic Arts, Inc. (B)	89,260	5,935,790
TiVo, Inc. (B)	171,400	1,737,996

		11,846,183

Specialty Retail - 4.2%
Abercrombie & Fitch Co., Class A (A)	111,500	2,398,365
American Eagle Outfitters, Inc. (A)	1,001,020	17,237,564
ANN, Inc. (B)	14,300	690,547
Express, Inc. (B)	175,000	3,169,250
Finish Line, Inc., Class A	82,000	2,281,240

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Foot Locker, Inc. (A)	107,800	$ 7,223,678
Guess?, Inc. (A)	136,500	2,616,705

		35,617,349

Technology Hardware, Storage & Peripherals - 0.6%
Western Digital Corp.	64,725	5,075,735

Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc., Class A (A)	111,675	3,865,072
PVH Corp.	32,685	3,765,312
Steven Madden, Ltd., Class B (B)	46,000	1,967,880

		9,598,264

Thrifts & Mortgage Finance - 1.6%
Dime Community Bancshares, Inc.	132,000	2,236,080
Oritani Financial Corp.	72,000	1,155,600
Provident Financial Services, Inc.	129,500	2,459,205
TrustCo Bank Corp. (A)	187,500	1,318,125
United Financial Bancorp, Inc. (A)	225,406	3,031,711
Washington Federal, Inc. (A)	161,000	3,759,350

		13,960,071

Trading Companies & Distributors - 1.3%
AerCap Holdings NV (B)	97,720	4,474,599
GATX Corp. (A)	123,230	6,549,674

		11,024,273

Wireless Telecommunication Services - 0.5%
SBA Communications Corp., Class A (B)	39,510	4,542,465

Total Common Stocks (Cost $755,290,869)		835,648,738

MASTER LIMITED PARTNERSHIP - 0.5%
Capital Markets - 0.5%
Lazard, Ltd., Class A	78,855	4,434,805

Total Master Limited Partnership (Cost $3,984,962)		4,434,805

SECURITIES LENDING COLLATERAL - 16.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	138,484,974	138,484,974

Total Securities Lending Collateral (Cost $138,484,974)		138,484,974

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.01% (C), dated 06/30/2015, to be repurchased at $10,760,658 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 10/01/2032, and with a value of $10,978,718.	$ 10,760,655	10,760,655

Total Repurchase Agreement (Cost $10,760,655)		10,760,655

Total Investments (Cost $908,521,460) (D)		989,329,172
Net Other Assets (Liabilities) - (16.4)%		(139,099,104)

Net Assets - 100.0%		$ 850,230,068

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Common Stocks	$835,648,738	$—	$—	$835,648,738
Master Limited Partnership	4,434,805	—	—	4,434,805
Securities Lending Collateral	138,484,974	—	—	138,484,974
Repurchase Agreement	—	10,760,655	—	10,760,655

Total Investments	$978,568,517	$10,760,655	$—	$989,329,172

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $135,123,008. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at June 30, 2015.
(D)	Aggregate cost for federal income tax purposes is $908,521,460. Aggregate gross unrealized appreciation and depreciation for all securities is $123,539,303 and $42,731,591, respectively. Net unrealized appreciation for tax purposes is $80,807,712.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Systematic Small/Mid Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $897,760,805) (including securities loaned of $135,123,008)	$978,568,517
Repurchase agreement, at value (cost $10,760,655)	10,760,655
Cash	45,032
Receivables:
Shares sold	94,383
Investments sold	4,644,257
Interest	3
Dividends	1,197,932
Tax reclaims	35,440
Net income from securities lending	21,738
Prepaid expenses	2,823

Total assets	995,370,780

Liabilities:
Payables and other liabilities:
Shares redeemed	509,823
Investments purchased	5,345,451
Investment advisory fees	593,668
Distribution and service fees	39,758
Administration fees	19,058
Transfer agent fees	2,843
Trustees and CCO fees	4,626
Audit and tax fees	9,334
Custody fees	13,601
Legal fees	13,453
Printing and shareholder reports fees	101,196
Other	2,927
Collateral for securities on loan	138,484,974

Total liabilities	145,140,712

Net assets	$850,230,068

Net assets consist of:
Capital stock ($0.01 par value)	$363,836
Additional paid-in capital	631,229,424
Undistributed (distributions in excess of) net investment income (loss)	9,206,089
Accumulated net realized gain (loss)	128,627,849
Net unrealized appreciation (depreciation) on:
Investments	80,807,712
Translation of assets and liabilities denominated in foreign currencies	(4,842)

Net assets	$850,230,068

Net assets by class:
Initial Class	$671,981,874
Service Class	178,248,194

Shares outstanding:
Initial Class	28,641,673
Service Class	7,741,906

Net asset value and offering price per share:
Initial Class	$23.46
Service Class	23.02

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income	$6,143,966
Interest income	557
Net income from securities lending	103,166
Withholding taxes on foreign income	(29,055)

Total investment income	6,218,634

Expenses:
Investment advisory fees	3,345,174
Distribution and service fees:
Service Class	220,491
Administration fees	107,373
Transfer agent fees	6,057
Trustees and CCO fees	13,092
Audit and tax fees	12,166
Custody fees	69,536
Legal fees	27,200
Printing and shareholder reports fees	38,627
Other	15,540

Total expenses	3,855,256

Net investment income (loss)	2,363,378

Net realized gain (loss) on:
Investments	35,421,641
Foreign currency transactions	(877)

Net realized gain (loss)	35,420,764

Net change in unrealized appreciation (depreciation) on:
Investments	(8,441,073)
Translation of assets and liabilities denominated in foreign currencies	(2,465)

Net change in unrealized appreciation (depreciation)	(8,443,538)

Net realized and change in unrealized gain (loss)	26,977,226

Net increase (decrease) in net assets resulting from operations	$29,340,604

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Systematic Small/Mid Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$2,363,378	$6,954,398
Net realized gain (loss)	35,420,764	94,959,166
Net change in unrealized appreciation (depreciation)	(8,443,538)	(58,994,902)

Net increase (decrease) in net assets resulting from operations	29,340,604	42,918,662

Distributions to shareholders:
Net investment income:
Initial Class	—	(5,711,731)
Service Class	—	(1,054,227)

Total distributions from net investment income	—	(6,765,958)

Net realized gains:
Initial Class	—	(60,978,298)
Service Class	—	(14,732,282)

Total distributions from net realized gains	—	(75,710,580)

Total distributions to shareholders	—	(82,476,538)

Capital share transactions:
Proceeds from shares sold:
Initial Class	10,809,623	38,106,423
Service Class	7,271,843	24,183,930

	18,081,466	62,290,353

Dividends and distributions reinvested:
Initial Class	—	66,690,029
Service Class	—	15,786,509

	—	82,476,538

Cost of shares redeemed:
Initial Class	(48,950,723)	(125,740,756)
Service Class	(10,324,419)	(24,385,919)

	(59,275,142)	(150,126,675)

Net increase (decrease) in net assets resulting from capital share transactions	(41,193,676)	(5,359,784)

Net increase (decrease) in net assets	(11,853,072)	(44,917,660)

Net assets:
Beginning of period/year	862,083,140	907,000,800

End of period/year	$850,230,068	$862,083,140

Undistributed (distributions in excess of) net investment income (loss)	$9,206,089	$6,842,711

Capital share transactions - shares:
Shares issued:
Initial Class	468,585	1,605,628
Service Class	318,139	1,057,391

	786,724	2,663,019

Shares reinvested:
Initial Class	—	2,954,808
Service Class	—	711,425

	—	3,666,233

Shares redeemed:
Initial Class	(2,098,919)	(5,520,374)
Service Class	(453,621)	(1,081,098)

	(2,552,540)	(6,601,472)

Net increase (decrease) in shares outstanding:
Initial Class	(1,630,334)	(959,938)
Service Class	(135,482)	687,718

	(1,765,816)	(272,220)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Systematic Small/Mid Cap Value VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011		December 31, 2010
Net asset value, beginning of period/year	$22.68		$23.67	$17.47	$20.28	$20.87		$16.14

Investment operations:
Net investment income (loss) (A)	0.07		0.19	0.20	0.22	0.10		0.02
Net realized and unrealized gain (loss)	0.71		1.04	6.13	2.82	(0.66)		4.84

Total investment operations	0.78		1.23	6.33	3.04	(0.56)		4.86

Distributions:
Net investment income	—		(0.19)	(0.09)	(0.12)	(0.03)		(0.13)
Net realized gains	—		(2.03)	(0.04)	(5.73)	—		—

Total distributions	—		(2.22)	(0.13)	(5.85)	(0.03)		(0.13)

Net asset value, end of period/year	$23.46		$22.68	$23.67	$17.47	$20.28		$20.87

Total return (B)	3.44	%(C)	5.23%	36.32%	16.39%	(2.66)%		30.41%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$671,982		$686,546	$739,394	$233,808	$223,957		$261,291
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85	%(D)	0.85%	0.86%	0.89%	0.90%		0.86%
Including waiver and/or reimbursement and recapture	0.85	%(D)	0.85%	0.86%	0.89%	0.89%		0.86%
Net investment income (loss) to average net assets	0.60	%(D)	0.82%	0.96%	1.08%	0.50%		0.10%
Portfolio turnover rate	33	%(C)	95%	106%	76%	174	%(E)	62%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011		December 31, 2010
Net asset value, beginning of period/year	$22.28		$23.31	$17.22	$20.07	$20.67		$16.01

Investment operations:
Net investment income (loss) (A)	0.04		0.13	0.15	0.16	0.06		(0.03)
Net realized and unrealized gain (loss)	0.70		1.02	6.04	2.78	(0.65)		4.80

Total investment operations	0.74		1.15	6.19	2.94	(0.59)		4.77

Distributions:
Net investment income	—		(0.15)	(0.06)	(0.06)	(0.01)		(0.11)
Net realized gains	—		(2.03)	(0.04)	(5.73)	—		—

Total distributions	—		(2.18)	(0.10)	(5.79)	(0.01)		(0.11)

Net asset value, end of period/year	$23.02		$22.28	$23.31	$17.22	$20.07		$20.67

Total return (B)	3.32	%(C)	4.93%	36.04%	16.04%	(2.86)%		30.05%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$178,248		$175,537	$167,607	$78,008	$70,318		$61,569
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.10	%(D)	1.10%	1.11%	1.14%	1.15%		1.11%
Including waiver and/or reimbursement and recapture	1.10	%(D)	1.10%	1.11%	1.14%	1.14%		1.11%
Net investment income (loss) to average net assets	0.35	%(D)	0.58%	0.71%	0.83%	0.29%		(0.15)%
Portfolio turnover rate	33	%(C)	95%	106%	76%	174	%(E)	62%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Systematic Small/Mid Cap Value VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2015 of $53,159 are included in Net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2015, if any, are identified in the Schedule of Investments.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2015:

Portfolio	Market Value	Percentage of Net Assets
Transamerica Asset Allocation – Growth VP	$14,795,262	1.74%
Transamerica Asset Allocation – Moderate Growth VP	166,221,070	19.56
Transamerica Asset Allocation – Moderate VP	92,680,641	10.90
Transamerica Madison Balanced Allocation VP	9,730,240	1.14
Transamerica Madison Conservative Allocation VP	4,036,148	0.47
Transamerica Voya Balanced Allocation VP	74,058	0.01
Transamerica Voya Conservative Allocation VP	8,198	0.00	(A)
Transamerica Voya Moderate Growth Allocation VP	38,533	0.00	(A)
Total	$287,584,150	33.82%

(A)	Percentage rounds to less than 0.01%.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $500 million	0.80%
Over $500 million	0.75%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.89%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 280,901,796	$ —	$ 317,099,768	$ —

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 6. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Systematic Small/Mid Cap Value VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Systematic Small/Mid Cap Value VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Systematic Financial Management L.P. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 5- and 10-year periods and below the median for the past 1- and 3-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 5- and 10-year periods and below its benchmark for the past 1- and 3-year periods. The Trustees discussed with TAM the reasons for the underperformance relative to the peer universe and benchmark for certain periods and agreed to continue to closely monitor the performance of the Portfolio. The Board also noted that the Sub-Adviser had commenced subadvising the Portfolio on March 22, 2011.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Systematic Small/Mid Cap Value VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM and/or Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Systematic Small/Mid Cap Value VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica T. Rowe Price Small Cap VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Initial Class	$1,000.00	$1,094.00	$4.21	$1,020.80	$4.06	0.81%
Service Class	1,000.00	1,092.40	5.50	1,019.50	5.31	1.06

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.5%
Securities Lending Collateral	16.9
Repurchase Agreement	1.8
Net Other Assets (Liabilities)	(17.2)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 2.3%
Aerojet Rocketdyne Holdings Co. (A) (B)	88,700	$ 1,828,107
Esterline Technologies Corp. (B)	16,300	1,554,042
HEICO Corp., Class A	64,181	3,258,469
Hexcel Corp.	54,400	2,705,856
Teledyne Technologies, Inc. (B)	44,200	4,663,542
TransDigm Group, Inc. (B)	8,400	1,887,228

		15,897,244

Airlines - 0.6%
Allegiant Travel Co., Class A	9,600	1,707,648
Spirit Airlines, Inc. (B)	42,100	2,614,410

		4,322,058

Auto Components - 0.7%
Gentherm, Inc. (B)	41,900	2,300,729
Tenneco, Inc. (B)	44,000	2,527,360

		4,828,089

Banks - 1.3%
Signature Bank (B)	29,000	4,245,310
SVB Financial Group (B)	21,400	3,081,172
Texas Capital Bancshares, Inc. (A) (B)	22,900	1,425,296

		8,751,778

Beverages - 0.6%
Boston Beer Co., Inc., Class A (A) (B)	18,000	4,175,820

Biotechnology - 8.9%
ACADIA Pharmaceuticals, Inc. (A) (B)	52,300	2,190,324
Acceleron Pharma, Inc. (B)	24,100	762,524
Acorda Therapeutics, Inc. (A) (B)	20,900	696,597
Agios Pharmaceuticals, Inc. (B)	3,300	366,762
Alkermes PLC (B)	47,700	3,069,018
Alnylam Pharmaceuticals, Inc. (A) (B)	22,800	2,733,036
AMAG Pharmaceuticals, Inc. (A) (B)	22,400	1,546,944
Anacor Pharmaceuticals, Inc. (B)	21,900	1,695,717
BioMarin Pharmaceutical, Inc. (B)	19,200	2,626,176
Bluebird Bio, Inc. (B)	15,700	2,643,409
Cepheid (A) (B)	41,300	2,525,495
Clovis Oncology, Inc. (A) (B)	10,500	922,740
Dyax Corp. (B)	75,900	2,011,350
Exelixis, Inc. (A) (B)	94,900	356,824
Incyte Corp. (B)	49,500	5,158,395
Insmed, Inc. (B)	74,200	1,811,964
Insys Therapeutics, Inc. (B)	25,600	919,552
Intercept Pharmaceuticals, Inc. (A) (B)	4,000	965,520
Isis Pharmaceuticals, Inc. (A) (B)	42,900	2,468,895
Ligand Pharmaceuticals, Inc., Class B (A) (B)	22,000	2,219,800
Medivation, Inc. (B)	8,500	970,700
Neurocrine Biosciences, Inc. (B)	74,600	3,562,896
Novavax, Inc. (A) (B)	152,200	1,695,508
Ophthotech Corp. (A) (B)	11,900	619,514
OPKO Health, Inc. (A) (B)	142,600	2,293,008
Prothena Corp. PLC (B)	23,000	1,211,410
Puma Biotechnology, Inc. (A) (B)	16,400	1,914,700
Receptos, Inc. (A) (B)	14,700	2,793,735
Regulus Therapeutics, Inc. (A) (B)	28,200	309,072
Repligen Corp. (B)	19,500	804,765
Seattle Genetics, Inc. (A) (B)	33,800	1,635,920
Sunesis Pharmaceuticals, Inc. (B)	37,900	114,079
TESARO, Inc. (A) (B)	19,100	1,122,889

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
United Therapeutics Corp. (B)	21,700	$ 3,774,715

		60,513,953

Building Products - 0.8%
AAON, Inc.	76,050	1,712,646
Lennox International, Inc. (A)	36,700	3,952,223

		5,664,869

Capital Markets - 1.7%
Affiliated Managers Group, Inc. (B)	7,900	1,726,940
E*TRADE Financial Corp. (B)	130,960	3,922,252
Financial Engines, Inc. (A)	40,900	1,737,432
Virtus Investment Partners, Inc.	4,900	648,025
Waddell & Reed Financial, Inc., Class A (A)	68,600	3,245,466

		11,280,115

Chemicals - 1.9%
NewMarket Corp. (A)	11,200	4,971,568
PolyOne Corp.	106,500	4,171,605
Stepan Co.	23,900	1,293,229
WR Grace & Co. (B)	23,200	2,326,960

		12,763,362

Commercial Services & Supplies - 2.2%
Clean Harbors, Inc. (A) (B)	42,100	2,262,454
Healthcare Services Group, Inc. (A)	62,500	2,065,625
Rollins, Inc.	126,325	3,604,052
Team, Inc. (B)	29,300	1,179,325
US Ecology, Inc. (A)	54,100	2,635,752
Waste Connections, Inc.	48,187	2,270,572
West Corp.	27,800	836,780

		14,854,560

Communications Equipment - 1.2%
ARRIS Group, Inc. (B)	84,500	2,585,700
EchoStar Corp., Class A (B)	37,800	1,840,104
JDS Uniphase Corp. (B)	50,900	589,422
Plantronics, Inc.	36,000	2,027,160
Polycom, Inc. (B)	67,024	766,755
Ubiquiti Networks, Inc. (A)	9,100	290,426

		8,099,567

Consumer Finance - 0.5%
PRA Group, Inc. (A) (B)	52,800	3,289,968

Containers & Packaging - 1.4%
Berry Plastics Group, Inc. (B)	136,300	4,416,120
Graphic Packaging Holding Co.	261,100	3,637,123
Rock-Tenn Co., Class A	20,100	1,210,020

		9,263,263

Distributors - 0.6%
Pool Corp.	52,700	3,698,486

Diversified Consumer Services - 1.1%
Ascent Capital Group, Inc., Class A (A) (B)	14,000	598,360
Capella Education Co.	32,400	1,738,908
ServiceMaster Global Holdings, Inc. (B)	97,600	3,530,192
Sotheby’s, Class A (A)	39,000	1,764,360

		7,631,820

Diversified Financial Services - 1.6%
CBOE Holdings, Inc.	60,800	3,478,976
MarketAxess Holdings, Inc.	43,000	3,989,110

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
MSCI, Inc., Class A	48,788	$ 3,002,902
NewStar Financial, Inc. (A) (B)	24,900	273,900

		10,744,888

Electrical Equipment - 0.9%
Acuity Brands, Inc.	23,400	4,211,532
Generac Holdings, Inc. (A) (B)	40,000	1,590,000

		5,801,532

Electronic Equipment, Instruments & Components - 1.9%
Anixter International, Inc. (B)	33,800	2,202,070
Cognex Corp.	74,800	3,597,880
Coherent, Inc. (B)	31,500	1,999,620
FARO Technologies, Inc. (A) (B)	9,900	462,330
FEI Co.	37,500	3,109,875
OSI Systems, Inc. (B)	23,800	1,684,802

		13,056,577

Energy Equipment & Services - 0.8%
Atwood Oceanics, Inc. (A)	20,300	536,732
Core Laboratories NV (A)	8,700	992,148
Dril-Quip, Inc., Class A (A) (B)	20,400	1,535,100
Oceaneering International, Inc.	17,500	815,325
Oil States International, Inc. (B)	19,900	740,877
Tesco Corp., Class B	50,700	552,630

		5,172,812

Food & Staples Retailing - 1.3%
Casey’s General Stores, Inc.	48,900	4,681,686
Rite Aid Corp. (B)	490,100	4,092,335

		8,774,021

Food Products - 1.2%
J&J Snack Foods Corp.	46,100	5,101,887
TreeHouse Foods, Inc. (B)	40,900	3,314,127

		8,416,014

Health Care Equipment & Supplies - 4.4%
Abaxis, Inc. (A)	28,200	1,451,736
Align Technology, Inc. (B)	59,100	3,706,161
Cooper Cos., Inc.	14,500	2,580,565
DexCom, Inc. (B)	55,100	4,406,898
Halyard Health, Inc. (A) (B)	44,100	1,786,050
HeartWare International, Inc. (A) (B)	5,500	399,795
ICU Medical, Inc., Class B (B)	19,200	1,836,672
IDEXX Laboratories, Inc. (A) (B)	36,400	2,334,696
Inogen, Inc. (B)	6,100	272,060
Masimo Corp. (B)	31,600	1,224,184
Natus Medical, Inc. (B)	32,700	1,391,712
Sirona Dental Systems, Inc. (A) (B)	41,300	4,147,346
Thoratec Corp. (B)	30,500	1,359,385
West Pharmaceutical Services, Inc.	52,200	3,031,776

		29,929,036

Health Care Providers & Services - 3.7%
Air Methods Corp. (A) (B)	30,400	1,256,736
Centene Corp. (B)	69,500	5,587,800
Chemed Corp. (A)	16,200	2,123,820
Corvel Corp. (B)	39,500	1,264,790
Health Net, Inc. (B)	45,300	2,904,636
HealthSouth Corp.	53,600	2,468,816
MEDNAX, Inc. (B)	32,500	2,408,575

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Team Health Holdings, Inc. (B)	64,000	$ 4,181,120
US Physical Therapy, Inc.	23,300	1,275,908
WellCare Health Plans, Inc. (B)	22,500	1,908,675

		25,380,876

Health Care Technology - 0.3%
athenahealth, Inc. (A) (B)	7,200	824,976
Omnicell, Inc. (B)	38,300	1,444,293

		2,269,269

Hotels, Restaurants & Leisure - 6.2%
Brinker International, Inc. (A)	67,400	3,885,610
Buffalo Wild Wings, Inc. (B)	15,000	2,350,350
Cheesecake Factory, Inc.	22,400	1,221,584
Choice Hotels International, Inc. (A)	52,000	2,821,000
Denny’s Corp. (B)	283,400	3,290,274
Diamond Resorts International, Inc. (B)	97,500	3,076,125
Domino’s Pizza, Inc.	53,200	6,032,880
Jack in the Box, Inc.	44,900	3,958,384
Marriott Vacations Worldwide Corp.	53,300	4,890,275
Red Robin Gourmet Burgers, Inc. (B)	19,500	1,673,490
Six Flags Entertainment Corp.	62,200	2,789,670
Vail Resorts, Inc.	52,600	5,743,920

		41,733,562

Household Durables - 0.7%
Helen of Troy, Ltd. (B)	50,300	4,903,747

Household Products - 0.3%
Spectrum Brands Holdings, Inc., Class A	18,700	1,907,213

Insurance - 0.3%
AmTrust Financial Services, Inc. (A)	34,083	2,232,777

Internet & Catalog Retail - 1.8%
HSN, Inc.	66,100	4,639,559
Liberty TripAdvisor Holdings, Inc., Class A (B)	71,400	2,300,508
Liberty Ventures, Series A (B)	89,400	3,510,738
Shutterfly, Inc. (A) (B)	34,000	1,625,540

		12,076,345

Internet Software & Services - 2.4%
comScore, Inc. (B)	54,100	2,881,366
CoStar Group, Inc. (B)	15,000	3,018,900
Envestnet, Inc. (B)	53,900	2,179,177
j2 Global, Inc. (A)	30,300	2,058,582
MercadoLibre, Inc.	14,100	1,997,970
Stamps.com, Inc. (B)	19,000	1,397,830
WebMD Health Corp., Class A (A) (B)	56,700	2,510,676

		16,044,501

IT Services - 6.4%
Blackhawk Network Holdings, Inc. (B)	50,000	2,060,000
Broadridge Financial Solutions, Inc.	67,700	3,385,677
Cardtronics, Inc. (B)	61,800	2,289,690
CoreLogic, Inc. (B)	96,900	3,845,961
DST Systems, Inc.	26,900	3,388,862
Euronet Worldwide, Inc. (B)	57,200	3,529,240
Gartner, Inc. (B)	45,100	3,868,678
Heartland Payment Systems, Inc.	56,020	3,027,881
Jack Henry & Associates, Inc.	32,400	2,096,280
MAXIMUS, Inc., Class A	115,300	7,578,669
Perficient, Inc. (B)	39,900	767,676

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Unisys Corp. (B)	24,790	$ 495,552
VeriFone Systems, Inc. (A) (B)	36,700	1,246,332
WEX, Inc. (A) (B)	49,900	5,687,103

		43,267,601

Leisure Products - 0.7%
Brunswick Corp., Class B	54,900	2,792,214
Polaris Industries, Inc. (A)	15,200	2,251,272

		5,043,486

Life Sciences Tools & Services - 1.8%
Affymetrix, Inc. (A) (B)	132,800	1,450,176
Bio-Rad Laboratories, Inc., Class A (B)	15,500	2,334,455
Bruker Corp. (A) (B)	52,900	1,079,689
Cambrex Corp. (B)	48,000	2,109,120
Mettler-Toledo International, Inc. (B)	3,600	1,229,256
PAREXEL International Corp. (B)	48,800	3,138,328
VWR Corp. (B)	35,600	951,588

		12,292,612

Machinery - 5.1%
Actuant Corp., Class A	35,600	822,004
Chart Industries, Inc. (B)	16,200	579,150
Graco, Inc., Class A	39,700	2,819,891
Hyster-Yale Materials Handling, Inc.	14,200	983,776
IDEX Corp.	26,500	2,082,370
John Bean Technologies Corp.	72,100	2,710,239
Lincoln Electric Holdings, Inc.	32,500	1,978,925
Middleby Corp. (B)	53,300	5,981,859
Nordson Corp. (A)	35,400	2,757,306
Standex International Corp.	13,500	1,079,055
Sun Hydraulics Corp.	25,600	975,616
Toro Co.	67,900	4,602,262
Valmont Industries, Inc. (A)	14,100	1,676,067
Wabtec Corp.	41,800	3,939,232
Woodward, Inc. (A)	26,800	1,473,732

		34,461,484

Marine - 0.4%
Kirby Corp. (B)	35,200	2,698,432

Media - 1.3%
Eros International PLC (B)	15,700	394,384
John Wiley & Sons, Inc., Class A	7,500	407,775
Live Nation Entertainment, Inc. (B)	151,300	4,159,237
Starz, Class A (A) (B)	87,300	3,904,056

		8,865,452

Metals & Mining - 0.5%
Compass Minerals International, Inc.	15,500	1,273,170
Stillwater Mining Co. (A) (B)	76,000	880,840
Worthington Industries, Inc.	43,800	1,316,628

		3,470,638

Multiline Retail - 0.9%
Big Lots, Inc. (A)	51,400	2,312,486
Burlington Stores, Inc. (B)	72,700	3,722,240

		6,034,726

Oil, Gas & Consumable Fuels - 3.1%
Carrizo Oil & Gas, Inc. (B)	55,500	2,732,820
Clayton Williams Energy, Inc. (A) (B)	10,900	716,675
Contango Oil & Gas Co., Class A (B)	18,400	225,768

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc. (B)	42,000	$ 3,165,960
Gran Tierra Energy, Inc. (B)	94,160	280,597
Matador Resources Co. (A) (B)	61,500	1,537,500
Oasis Petroleum, Inc. (B)	47,700	756,045
Rosetta Resources, Inc. (B)	37,500	867,750
SemGroup Corp., Class A	42,900	3,409,692
SM Energy Co. (A)	34,100	1,572,692
Stone Energy Corp. (B)	33,100	416,729
Targa Resources Corp.	25,200	2,248,344
World Fuel Services Corp.	61,700	2,958,515

		20,889,087

Paper & Forest Products - 0.5%
Clearwater Paper Corp. (B)	18,000	1,031,400
KapStone Paper and Packaging Corp.	90,800	2,099,296

		3,130,696

Personal Products - 0.2%
Nu Skin Enterprises, Inc., Class A (A)	27,400	1,291,362

Pharmaceuticals - 2.1%
Akorn, Inc., Class A (A) (B)	55,700	2,431,862
Jazz Pharmaceuticals PLC (A) (B)	6,500	1,144,455
Mallinckrodt PLC (B)	8,595	1,011,803
Medicines Co. (A) (B)	31,200	892,632
Nektar Therapeutics (A) (B)	60,900	761,859
Pacira Pharmaceuticals, Inc. (A) (B)	20,100	1,421,472
Phibro Animal Health Corp., Class A (A)	46,900	1,826,286
Prestige Brands Holdings, Inc. (B)	80,500	3,722,320
Theravance Biopharma, Inc. (A) (B)	9,884	128,690
Theravance, Inc., Class A (A)	25,000	451,750
ZS Pharma, Inc. (B)	7,100	371,969

		14,165,098

Professional Services - 1.4%
Advisory Board Co. (B)	4,100	224,147
Dun & Bradstreet Corp.	23,400	2,854,800
Exponent, Inc.	49,100	2,198,698
Huron Consulting Group, Inc. (B)	41,467	2,906,422
TriNet Group, Inc. (B)	53,100	1,346,085

		9,530,152

Real Estate Investment Trusts - 1.3%
Equity Lifestyle Properties, Inc.	66,100	3,475,538
FelCor Lodging Trust, Inc.	213,500	2,109,380
Strategic Hotels & Resorts, Inc. (B)	188,100	2,279,772
Taubman Centers, Inc.	12,500	868,750

		8,733,440

Real Estate Management & Development - 1.0%
Forest City Enterprises, Inc., Class A (B)	109,300	2,415,530
Jones Lang LaSalle, Inc.	11,600	1,983,600
Kennedy-Wilson Holdings, Inc.	89,600	2,203,264

		6,602,394

Road & Rail - 1.8%
AMERCO	10,400	3,399,864
Avis Budget Group, Inc. (B)	52,600	2,318,608
Landstar System, Inc.	29,700	1,986,039
Old Dominion Freight Line, Inc. (B)	66,298	4,548,374

		12,252,885

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 2.6%
Amkor Technology, Inc. (B)	34,300	$ 205,114
Atmel Corp.	214,600	2,114,883
Cabot Microelectronics Corp., Class A (B)	24,200	1,140,062
Cavium, Inc. (A) (B)	43,800	3,013,878
Diodes, Inc. (B)	42,900	1,034,319
Microsemi Corp. (B)	90,200	3,152,490
Semtech Corp. (B)	42,100	835,685
Silicon Laboratories, Inc. (B)	15,800	853,358
Synaptics, Inc. (A) (B)	44,900	3,894,402
Teradyne, Inc.	80,100	1,545,129

		17,789,320

Software - 8.2%
ACI Worldwide, Inc. (B)	87,100	2,140,047
Aspen Technology, Inc. (B)	83,400	3,798,870
CommVault Systems, Inc. (B)	28,300	1,200,203
Computer Modelling Group, Ltd.	131,200	1,329,857
Descartes Systems Group, Inc. (B)	8,900	142,845
FactSet Research Systems, Inc. (A)	19,650	3,193,322
Fair Isaac Corp.	28,500	2,587,230
Fortinet, Inc. (B)	100,800	4,166,064
Informatica Corp. (B)	47,400	2,297,478
Manhattan Associates, Inc. (B)	89,100	5,314,815
Monotype Imaging Holdings, Inc.	52,100	1,256,131
Netscout Systems, Inc. (A) (B)	46,700	1,712,489
Pegasystems, Inc.	71,700	1,641,213
Proofpoint, Inc. (A) (B)	42,300	2,693,241
PTC, Inc. (B)	83,900	3,441,578
SolarWinds, Inc. (B)	54,800	2,527,924
SS&C Technologies Holdings, Inc.	82,400	5,150,000
Tyler Technologies, Inc. (B)	50,900	6,585,442
Ultimate Software Group, Inc. (B)	25,700	4,223,538

		55,402,287

Specialty Retail - 2.5%
Aaron’s, Inc.	18,850	682,559
Ascena Retail Group, Inc., Class B (A) (B)	46,800	779,454
Buckle, Inc. (A)	21,300	974,901
Chico’s FAS, Inc.	61,500	1,022,745
Children’s Place, Inc.	12,200	798,002
DSW, Inc., Class A	43,300	1,444,921
Monro Muffler Brake, Inc. (A)	63,150	3,925,404
Murphy USA, Inc. (B)	60,300	3,365,946
Sally Beauty Holdings, Inc. (B)	84,100	2,655,878
Tractor Supply Co. (A)	17,200	1,546,968

		17,196,778

Technology Hardware, Storage & Peripherals - 0.0% (C)
Stratasys, Ltd. (B)	5,400	188,622

Textiles, Apparel & Luxury Goods - 2.2%
Carter’s, Inc.	40,300	4,283,890
Deckers Outdoor Corp. (B)	19,900	1,432,203
Fossil Group, Inc. (A) (B)	7,212	500,224
Hanesbrands, Inc.	135,400	4,511,528
Iconix Brand Group, Inc. (A) (B)	44,600	1,113,662
Steven Madden, Ltd., Class B (B)	77,200	3,302,616

		15,144,123

Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp. (A) (B)	214,500	2,441,010

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Radian Group, Inc. (A)	144,200	$ 2,705,192

		5,146,202

Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. (B)	27,100	900,262

Total Common Stocks (Cost $491,400,830)		667,975,261

SECURITIES LENDING COLLATERAL - 16.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (D)	114,849,489	114,849,489

Total Securities Lending Collateral (Cost $114,849,489)		114,849,489

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
State Street Bank & Trust Co. 0.01% (D), dated 06/30/2015, to be repurchased at $12,124,059 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $12,367,955.	$ 12,124,055	12,124,055

Total Repurchase Agreement (Cost $12,124,055)		12,124,055

Total Investments (Cost $618,374,374) (E)		794,948,805
Net Other Assets (Liabilities) - (17.2)%		(116,447,808)

Net Assets - 100.0%		$ 678,500,997

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Common Stocks	$667,975,261	$—	$—	$667,975,261
Securities Lending Collateral	114,849,489	—	—	114,849,489
Repurchase Agreement	—	12,124,055	—	12,124,055

Total Investments	$782,824,750	$12,124,055	$—	$794,948,805

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $112,252,410. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at June 30, 2015.
(E)	Aggregate cost for federal income tax purposes is $618,374,374. Aggregate gross unrealized appreciation and depreciation for all securities is $194,525,029 and $17,950,598, respectively. Net unrealized appreciation for tax purposes is $176,574,431.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $606,250,319) (including securities loaned of $112,252,410)	$782,824,750
Repurchase agreement, at value (cost $12,124,055)	12,124,055
Foreign currency, at value (cost $8,960)	8,929
Receivables:
Shares sold	261,966
Investments sold	2,569,279
Interest	3
Dividends	297,004
Net income from securities lending	38,462
Prepaid expenses	1,979

Total assets	798,126,427

Liabilities:
Payables and other liabilities:
Shares redeemed	73,650
Investments purchased	4,119,265
Investment advisory fees	448,387
Distribution and service fees	45,119
Administration fees	14,946
Transfer agent fees	1,749
Trustees and CCO fees	2,848
Audit and tax fees	8,165
Legal fees	7,722
Printing and shareholder reports fees	53,530
Other	560
Collateral for securities on loan	114,849,489

Total liabilities	119,625,430

Net assets	$678,500,997

Net assets consist of:
Capital stock ($0.01 par value)	$427,241
Additional paid-in capital	406,289,667
Undistributed (distributions in excess of) net investment income (loss)	(614,096)
Accumulated net realized gain (loss)	95,823,785
Net unrealized appreciation (depreciation) on:
Investments	176,574,431
Translation of assets and liabilities denominated in foreign currencies	(31)

Net assets	$678,500,997

Net assets by class:
Initial Class	$471,622,715
Service Class	206,878,282

Shares outstanding:
Initial Class	29,369,234
Service Class	13,354,830

Net asset value and offering price per share:
Initial Class	$16.06
Service Class	15.49

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income	$2,064,502
Interest income	385
Net income from securities lending	212,322
Withholding taxes on foreign income	(5,731)

Total investment income	2,271,478

Expenses:
Investment advisory fees	2,445,789
Distribution and service fees:
Service Class	238,567
Administration fees	81,526
Transfer agent fees	4,289
Trustees and CCO fees	9,415
Audit and tax fees	10,257
Custody fees	41,316
Legal fees	18,348
Printing and shareholder reports fees	25,397
Other	10,670

Total expenses	2,885,574

Net investment income (loss)	(614,096)

Net realized gain (loss) on:
Investments	45,458,467
Foreign currency transactions	(222)

Net realized gain (loss)	45,458,245

Net change in unrealized appreciation (depreciation) on:
Investments	12,582,525
Translation of assets and liabilities denominated in foreign currencies	31

Net change in unrealized appreciation (depreciation)	12,582,556

Net realized and change in unrealized gain (loss)	58,040,801

Net increase (decrease) in net assets resulting from operations	$57,426,705

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$(614,096)	$(907,258)
Net realized gain (loss)	45,458,245	52,576,174
Net change in unrealized appreciation (depreciation)	12,582,556	(15,940,693)

Net increase (decrease) in net assets resulting from operations	57,426,705	35,728,223

Distributions to shareholders:
Net realized gains:
Initial Class	—	(14,326,688)
Service Class	—	(5,240,091)

Total distributions from net realized gains	—	(19,566,779)

Capital share transactions:
Proceeds from shares sold:
Initial Class	24,243,553	59,929,843
Service Class	24,024,431	39,722,283

	48,267,984	99,652,126

Dividends and distributions reinvested:
Initial Class	—	14,326,688
Service Class	—	5,240,091

	—	19,566,779

Cost of shares redeemed:
Initial Class	(31,954,496)	(106,985,095)
Service Class	(5,835,939)	(18,696,407)

	(37,790,435)	(125,681,502)

Net increase (decrease) in net assets resulting from capital share transactions	10,477,549	(6,462,597)

Net increase (decrease) in net assets	67,904,254	9,698,847

Net assets:
Beginning of period/year	610,596,743	600,897,896

End of period/year	$678,500,997	$610,596,743

Undistributed (distributions in excess of) net investment income (loss)	$(614,096)	$—

Capital share transactions - shares:
Shares issued:
Initial Class	1,553,160	4,169,452
Service Class	1,590,342	2,886,579

	3,143,502	7,056,031

Shares reinvested:
Initial Class	—	1,016,077
Service Class	—	384,453

	—	1,400,530

Shares redeemed:
Initial Class	(2,029,125)	(7,571,730)
Service Class	(386,995)	(1,391,102)

	(2,416,120)	(8,962,832)

Net increase (decrease) in shares outstanding:
Initial Class	(475,965)	(2,386,201)
Service Class	1,203,347	1,879,930

	727,382	(506,271)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica T. Rowe Price Small Cap VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$14.68		$14.24	$10.31	$9.61	$9.45	$7.03

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.01)	(0.02)	0.02	(0.04)	(0.01)
Net realized and unrealized gain (loss)	1.39		0.92	4.49	1.46	0.20	2.43

Total investment operations	1.38		0.91	4.47	1.48	0.16	2.42

Distributions:
Net investment income	—		—	(0.01)	—	—	—
Net realized gains	—		(0.47)	(0.53)	(0.78)	—	—

Total distributions	—		(0.47)	(0.54)	(0.78)	—	—

Net asset value, end of period/year	$16.06		$14.68	$14.24	$10.31	$9.61	$9.45

Total return (B)	9.40	%(C)	6.55%	44.07%	15.69%	1.69%	34.42%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$471,623		$438,253	$459,083	$165,231	$151,443	$166,206
Expenses to average net assets	0.81	%(D)	0.82%	0.82%	0.85%	0.84%	0.84%
Net investment income (loss) to average net assets	(0.11	)%(D)	(0.09)%	(0.13)%	0.18%	(0.42)%	(0.12)%
Portfolio turnover rate	15	%(C)	21%	17%	33%	35%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012		December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$14.18		$13.81	$10.03	$9.39		$9.25	$6.90

Investment operations:
Net investment income (loss) (A)	(0.03)		(0.05)	(0.05)	—	(B)	(0.06)	(0.02)
Net realized and unrealized gain (loss)	1.34		0.89	4.36	1.42		0.20	2.37

Total investment operations	1.31		0.84	4.31	1.42		0.14	2.35

Distributions:
Net realized gains	—		(0.47)	(0.53)	(0.78)		—	—

Net asset value, end of period/year	$15.49		$14.18	$13.81	$10.03		$9.39	$9.25

Total return (C)	9.24	%(D)	6.24%	43.70%	15.41%		1.51%	34.06%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$206,878		$172,344	$141,815	$73,603		$50,137	$34,204
Expenses to average net assets	1.06	%(E)	1.07%	1.07%	1.10%		1.09%	1.09%
Net investment income (loss) to average net assets	(0.37	)%(E)	(0.34)%	(0.39)%	(0.02)%		(0.67)%	(0.32)%
Portfolio turnover rate	15	%(D)	21%	17%	33%		35%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica T. Rowe Price Small Cap VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2015 of $1,378 are included in Net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2015, if any, are identified in the Schedule of Investments.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2015:

Portfolio	Market Value	Percentage of Net Assets
Transamerica Asset Allocation – Growth VP	$33,657,334	4.96%
Transamerica Asset Allocation – Moderate Growth VP	192,340,628	28.35
Transamerica Asset Allocation – Moderate VP	931,750	0.14
Transamerica Voya Balanced Allocation VP	1,122,396	0.17
Transamerica Voya Conservative Allocation VP	93,150	0.01
Transamerica Voya Moderate Growth Allocation VP	959,483	0.14
Total	$229,104,741	33.77%

Investment advisory fees: The Portfolio pays management fees to TAM at an annual rate of 0.75% on daily Average Net Assets (“ANA”).

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.93%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 112,947,516	$ —	$ 94,006,671	$ —

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 7. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica T. Rowe Price Small Cap VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica T. Rowe Price Small Cap VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1-, 5- and 10-year periods and below its benchmark for the past 3-year period.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica T. Rowe Price Small Cap VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM and/or Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica T. Rowe Price Small Cap VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Torray Concentrated Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Initial Class	$1,000.00	$1,040.60	$3.64	$1,021.20	$3.61	0.72%
Service Class	1,000.00	1,039.40	4.90	1,020.00	4.86	0.97

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	97.5%
Securities Lending Collateral	7.8
Repurchase Agreement	2.6
Net Other Assets (Liabilities)	(7.9)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 3.9%
United Technologies Corp.	91,330	$ 10,131,237

Biotechnology - 8.5%
BioMarin Pharmaceutical, Inc. (A)	47,540	6,502,521
Gilead Sciences, Inc.	78,000	9,132,240
Medivation, Inc. (A)	57,150	6,526,530

		22,161,291

Capital Markets - 3.4%
BlackRock, Inc., Class A	25,790	8,922,824

Chemicals - 5.8%
FMC Corp., Class A (B)	134,670	7,076,909
Praxair, Inc.	67,070	8,018,218

		15,095,127

Distributors - 3.4%
LKQ Corp. (A)	290,000	8,771,050

Electronic Equipment, Instruments & Components - 3.1%
Amphenol Corp., Class A	140,225	8,128,843

Health Care Equipment & Supplies - 3.1%
Cooper Cos., Inc.	44,390	7,900,088

Health Care Providers & Services - 3.8%
Express Scripts Holding Co. (A)	109,585	9,746,490

Household Products - 3.5%
Colgate-Palmolive Co.	139,285	9,110,632

Industrial Conglomerates - 4.3%
Danaher Corp.	129,600	11,092,464

Internet Software & Services - 6.6%
Akamai Technologies, Inc. (A)	115,990	8,098,422
Google, Inc., Class A (A)	16,546	8,935,502

		17,033,924

IT Services - 12.2%
Accenture PLC, Class A	98,715	9,553,638
Fiserv, Inc. (A)	139,745	11,575,078
Visa, Inc., Class A (B)	156,175	10,487,151

		31,615,867

Machinery - 2.8%
Cummins, Inc.	54,945	7,208,235

Oil, Gas & Consumable Fuels - 8.9%
Cabot Oil & Gas Corp. (B)	293,945	9,271,025
Enbridge, Inc.	157,270	7,358,663
EOG Resources, Inc.	72,825	6,375,829

		23,005,517

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 4.0%
Roche Holding AG, ADR	296,490	$ 10,397,904

Professional Services - 3.1%
Verisk Analytics, Inc., Class A (A)	110,565	8,044,709

Real Estate Investment Trusts - 3.1%
American Tower Corp., Class A	87,460	8,159,144

Software - 2.3%
Adobe Systems, Inc. (A)	72,565	5,878,491

Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	103,155	12,938,216

Textiles, Apparel & Luxury Goods - 6.7%
NIKE, Inc., Class B	78,580	8,488,212
VF Corp.	128,925	8,991,229

		17,479,441

Total Common Stocks (Cost $221,347,027)		252,821,494

SECURITIES LENDING COLLATERAL - 7.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	20,376,181	20,376,181

Total Securities Lending Collateral (Cost $20,376,181)		20,376,181

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
State Street Bank & Trust Co. 0.01% (C), dated 06/30/2015, to be repurchased at $6,622,424 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $6,758,719.	$ 6,622,422	6,622,422

Total Repurchase Agreement (Cost $6,622,422)		6,622,422

Total Investments (Cost $248,345,630) (D)		279,820,097
Net Other Assets (Liabilities) - (7.9)%		(20,483,704)

Net Assets - 100.0%		$ 259,336,393

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS Investments
Common Stocks	$252,821,494	$—	$—	$252,821,494
Securities Lending Collateral	20,376,181	—	—	20,376,181
Repurchase Agreement	—	6,622,422	—	6,622,422

Total Investments	$273,197,675	$6,622,422	$—	$279,820,097

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $19,950,029. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at June 30, 2015.
(D)	Aggregate cost for federal income tax purposes is $248,345,630. Aggregate gross unrealized appreciation and depreciation for all securities is $38,822,408 and $7,347,941, respectively. Net unrealized appreciation for tax purposes is $31,474,467.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Torray Concentrated Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $241,723,208) (including securities loaned of $19,950,029)	$273,197,675
Repurchase agreement, at value (cost $6,622,422)	6,622,422
Receivables:
Shares sold	32,801
Interest	2
Dividends	170,062
Tax reclaims	8,748
Net income from securities lending	1,675
Prepaid expenses	894

Total assets	280,034,279

Liabilities:
Payables and other liabilities:
Shares redeemed	112,959
Investment advisory fees	151,279
Distribution and service fees	11,457
Administration fees	5,818
Transfer agent fees	850
Trustees and CCO fees	1,524
Audit and tax fees	8,141
Legal fees	3,950
Printing and shareholder reports fees	25,410
Other	317
Collateral for securities on loan	20,376,181

Total liabilities	20,697,886

Net assets	$259,336,393

Net assets consist of:
Capital stock ($0.01 par value)	$115,789
Additional paid-in capital	178,134,582
Undistributed (distributions in excess of) net investment income (loss)	1,883,286
Accumulated net realized gain (loss)	47,728,301
Net unrealized appreciation (depreciation) on:
Investments	31,474,467
Translation of assets and liabilities denominated in foreign currencies	(32)

Net assets	$259,336,393

Net assets by class:
Initial Class	$207,884,247
Service Class	51,452,146

Shares outstanding:
Initial Class	9,311,827
Service Class	2,267,033

Net asset value and offering price per share:
Initial Class	$22.32
Service Class	22.70

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income	$1,734,819
Interest income	289
Net income from securities lending	23,756
Withholding taxes on foreign income	(72,210)

Total investment income	1,686,654

Expenses:
Investment advisory fees	880,990
Distribution and service fees:
Service Class	62,685
Administration fees	33,884
Transfer agent fees	1,923
Trustees and CCO fees	4,193
Audit and tax fees	8,314
Custody fees	17,892
Legal fees	8,467
Printing and shareholder reports fees	9,804
Other	4,889

Total expenses	1,033,041

Net investment income (loss)	653,613

Net realized gain (loss) on:
Investments	1,189,639
Foreign currency transactions	(2,011)

Net realized gain (loss)	1,187,628

Net change in unrealized appreciation (depreciation) on:
Investments	9,261,074
Translation of assets and liabilities denominated in foreign currencies	522

Net change in unrealized appreciation (depreciation)	9,261,596

Net realized and change in unrealized gain (loss)	10,449,224

Net increase (decrease) in net assets resulting from operations	$11,102,837

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Torray Concentrated Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$653,613	$1,230,514
Net realized gain (loss)	1,187,628	46,650,843
Net change in unrealized appreciation (depreciation)	9,261,596	(21,917,401)

Net increase (decrease) in net assets resulting from operations	11,102,837	25,963,956

Distributions to shareholders:
Net investment income:
Initial Class	—	(2,023,401)
Service Class	—	(304,614)

Total distributions from net investment income	—	(2,328,015)

Net realized gains:
Initial Class	—	(33,798,424)
Service Class	—	(6,569,426)

Total distributions from net realized gains	—	(40,367,850)

Total distributions to shareholders	—	(42,695,865)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,367,633	8,287,834
Service Class	4,635,486	6,795,215

	6,003,119	15,083,049

Dividends and distributions reinvested:
Initial Class	—	35,821,825
Service Class	—	6,874,040

	—	42,695,865

Cost of shares redeemed:
Initial Class	(30,298,186)	(36,505,953)
Service Class	(3,103,798)	(6,557,703)

	(33,401,984)	(43,063,656)

Net increase (decrease) in net assets resulting from capital share transactions	(27,398,865)	14,715,258

Net increase (decrease) in net assets	(16,296,028)	(2,016,651)

Net assets:
Beginning of period/year	275,632,421	277,649,072

End of period/year	$259,336,393	$275,632,421

Undistributed (distributions in excess of) net investment income (loss)	$1,883,286	$1,229,673

Capital share transactions - shares:
Shares issued:
Initial Class	62,436	362,642
Service Class	207,333	296,086

	269,769	658,728

Shares reinvested:
Initial Class	—	1,732,197
Service Class	—	326,248

	—	2,058,445

Shares redeemed:
Initial Class	(1,361,137)	(1,640,235)
Service Class	(138,175)	(289,846)

	(1,499,312)	(1,930,081)

Net increase (decrease) in shares outstanding:
Initial Class	(1,298,701)	454,604
Service Class	69,158	332,488

	(1,229,543)	787,092

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Torray Concentrated Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013		December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$21.45		$23.04	$17.48		$15.05	$15.52	$13.12

Investment operations:
Net investment income (loss) (A)	0.06		0.11	0.17		0.21	0.13	0.11
Net realized and unrealized gain (loss)	0.81		2.05	5.59		2.36	(0.48)	2.38

Total investment operations	0.87		2.16	5.76		2.57	(0.35)	2.49

Distributions:
Net investment income	—		(0.21)	(0.20)		(0.14)	(0.12)	(0.09)
Net realized gains	—		(3.54)	—		—	—	—

Total distributions	—		(3.75)	(0.20)		(0.14)	(0.12)	(0.09)

Net asset value, end of period/year	$22.32		$21.45	$23.04		$17.48	$15.05	$15.52

Total return (B)	4.06	%(C)	10.00%	33.10%		17.13%	(2.27)%	19.17%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$207,884		$227,636	$234,000		$193,359	$187,862	$206,764
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72	%(D)	0.73%	0.78%		0.84%	0.82%	0.83%
Including waiver and/or reimbursement and recapture	0.72	%(D)	0.73%	0.78%		0.84%	0.82%	0.84%
Net investment income (loss) to average net assets	0.53	%(D)	0.49%	0.86%		1.26%	0.82%	0.79%
Portfolio turnover rate	8	%(C)	123%	153	%(E)	32%	27%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013		December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$21.84		$23.40	$17.76		$15.30	$15.79	$13.36

Investment operations:
Net investment income (loss) (A)	0.03		0.05	0.13		0.17	0.09	0.07
Net realized and unrealized gain (loss)	0.83		2.09	5.67		2.40	(0.49)	2.43

Total investment operations	0.86		2.14	5.80		2.57	(0.40)	2.50

Distributions:
Net investment income	—		(0.16)	(0.16)		(0.11)	(0.09)	(0.07)
Net realized gains	—		(3.54)	—		—	—	—

Total distributions	—		(3.70)	(0.16)		(0.11)	(0.09)	(0.07)

Net asset value, end of period/year	$22.70		$21.84	$23.40		$17.76	$15.30	$15.79

Total return (B)	3.94	%(C)	9.75%	32.81%		16.83%	(2.53)%	18.87%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$51,452		$47,996	$43,649		$27,827	$18,801	$16,733
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.97	%(D)	0.98%	1.03%		1.09%	1.07%	1.08%
Including waiver and/or reimbursement and recapture	0.97	%(D)	0.98%	1.03%		1.09%	1.07%	1.09%
Net investment income (loss) to average net assets	0.28	%(D)	0.23%	0.62%		1.01%	0.58%	0.54%
Portfolio turnover rate	8	%(C)	123%	153	%(E)	32%	27%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Torray Concentrated Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2015 of $5,254 are included in Net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2015, if any, are identified in the Schedule of Investments.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $650 million	0.650%
Over $650 million up to $1.15 billion	0.630%
Over $1.15 billion	0.575%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.84%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 21,829,299	$ —	$ 46,631,702	$ —

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Torray Concentrated Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Torray Concentrated Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Torray LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 5- and 10-year periods and in line with the median for the past 1- and 3-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed with TAM the reasons for the underperformance relative to the benchmark for certain periods and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board also noted that the Sub-Adviser had commenced subadvising the Portfolio on May 1, 2014.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Torray Concentrated Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM and/or Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Torray Concentrated Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica TS&W International Equity VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Initial Class	$1,000.00	$1,072.40	$4.57	$1,020.40	$4.46	0.89%
Service Class	1,000.00	1,071.30	5.85	1,019.10	5.71	1.14

(A)	5% return per year before expenses.
(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	97.0%
Securities Lending Collateral	3.3
Preferred Stocks	2.3
Repurchase Agreement	0.8
Net Other Assets (Liabilities)	(3.4)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS COMPOSITION (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Australia - 4.1%
APA Group	82,975	$ 527,520
Asciano, Ltd.	346,963	1,780,201
BHP Billiton PLC, ADR (A)	25,100	992,956
Challenger, Ltd.	263,977	1,368,672
South32, Ltd. (B)	639,700	883,473

		5,552,822

Belgium - 0.9%
Groupe Bruxelles Lambert SA	15,600	1,255,677

Canada - 0.5%
Fairfax Financial Holdings, Ltd.	1,288	635,111

Denmark - 1.4%
Carlsberg A/S, Class B	20,416	1,853,393

France - 9.3%
Arkema SA	18,693	1,346,882
Bollore SA	210,000	1,117,915
Cie Generale des Etablissements Michelin, Class B	10,303	1,079,597
GDF Suez	95,900	1,779,050
Rexel SA	102,400	1,650,762
Sanofi	24,868	2,446,373
Total SA	25,100	1,219,207
Veolia Environnement SA	94,900	1,935,068

		12,574,854

Germany - 6.6%
Allianz SE, Class A	8,241	1,283,490
Bayer AG	11,482	1,607,128
Merck KGaA	10,300	1,026,346
Metro AG	46,800	1,475,508
Siemens AG, Class A	13,807	1,390,733
Talanx AG (B)	30,900	948,722
TUI AG	74,400	1,202,700

		8,934,627

Hong Kong - 4.9%
Cheung Kong Infrastructure Holdings, Ltd. (B)	107,700	890,605
CK Hutchison Holdings, Ltd.	107,700	1,589,473
First Pacific Co., Ltd.	1,407,250	1,185,485
Guangdong Investment, Ltd. (A)	950,500	1,329,208
Noble Group, Ltd. (A)	1,959,400	1,105,649
SJM Holdings, Ltd. (A)	529,600	571,854

		6,672,274

Ireland - 3.2%
DCC PLC	18,400	1,445,550
Ryanair Holdings PLC, ADR	21,500	1,534,025
Smurfit Kappa Group PLC, Class B	50,821	1,400,013

		4,379,588

Israel - 1.8%
Israel Corp., Ltd.	2,278	803,407
Teva Pharmaceutical Industries, Ltd., ADR	27,700	1,637,070

		2,440,477

Italy - 4.5%
Azimut Holding SpA	35,000	1,023,878
Davide Campari (C)	90,400	687,840
Eni SpA, Class B	96,296	1,709,100

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Mediobanca SpA	131,200	$ 1,286,429
Prysmian SpA	63,185	1,365,162

		6,072,409

Japan - 25.4%
Aisin Seiki Co., Ltd. (A)	35,800	1,524,027
Coca-Cola East Japan Co., Ltd. (A)	34,800	644,050
Daiichi Sankyo Co., Ltd. (A)	49,000	906,451
Daiwa Securities Group, Inc.	276,200	2,069,948
Denki Kagaku Kogyo KK	275,000	1,222,372
Electric Power Development Co., Ltd.	22,500	795,134
FANUC Corp.	2,300	471,332
FUJIFILM Holdings Corp.	40,700	1,454,438
Hitachi, Ltd.	264,100	1,741,029
Japan Airlines Co., Ltd.	57,800	2,016,636
Komatsu, Ltd.	47,000	943,572
Kuraray Co., Ltd.	125,100	1,530,210
Mitsubishi Corp.	61,000	1,341,766
Mitsubishi Heavy Industries, Ltd.	212,100	1,290,606
MS&AD Insurance Group Holdings, Inc.	77,000	2,398,995
NEC Corp.	421,900	1,278,955
Nippon Telegraph & Telephone Corp.	47,000	1,702,615
Nitori Holdings Co., Ltd.	18,100	1,475,982
ORIX Corp.	139,900	2,081,610
Resona Holdings, Inc.	295,300	1,613,009
Softbank Corp.	30,200	1,778,909
Sony Corp. (B)	59,600	1,685,708
Sumitomo Mitsui Financial Group, Inc.	56,800	2,533,572

		34,500,926

Korea, Republic of - 2.0%
Samsung Electronics Co., Ltd.	1,130	1,284,540
SK Telecom Co., Ltd.	6,327	1,418,037

		2,702,577

Macau - 0.6%
MGM China Holdings, Ltd.	470,259	769,251

Mexico - 0.2%
Grupo Televisa SAB, ADR (A)	8,100	314,442

Netherlands - 4.9%
Akzo Nobel NV	19,900	1,448,048
Boskalis Westminster NV	25,024	1,224,722
Delta Lloyd NV	49,417	811,237
Heineken Holding NV, Class A	17,843	1,252,218
Koninklijke Philips NV	78,665	2,001,306

		6,737,531

Singapore - 0.6%
SIA Engineering Co., Ltd. (A)	298,000	849,627

Spain - 1.0%
Amadeus IT Holding SA, Class A	33,452	1,333,445

Sweden - 3.1%
Investor AB, Class B	50,978	1,899,564
Svenska Cellulosa AB SCA, Class B	26,930	684,795
Telefonaktiebolaget LM Ericsson, Class B	153,812	1,593,811

		4,178,170

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS COMPOSITION (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland - 5.4%
GAM Holding AG (B)	68,045	$ 1,430,113
Nestle SA	23,879	1,723,977
Novartis AG	20,280	1,998,826
UBS Group AG (B)	104,100	2,207,929

		7,360,845

United Kingdom - 15.7%
Admiral Group PLC	11,200	244,084
Aviva PLC	197,960	1,531,895
Barclays PLC	457,800	1,873,824
HSBC Holdings PLC	198,900	1,802,572
IG Group Holdings PLC	108,793	1,276,074
Imperial Tobacco Group PLC	33,499	1,614,325
Inchcape PLC	127,287	1,621,997
Johnson Matthey PLC	23,713	1,131,930
Kingfisher PLC	342,714	1,870,173
National Grid PLC, Class B	140,518	1,804,287
Rexam PLC	78,869	684,054
Sky PLC	89,058	1,451,099
UBM PLC	118,260	993,187
Unilever PLC	41,293	1,771,268
Vodafone Group PLC	453,844	1,639,066

		21,309,835

United States - 0.9%
Flextronics International, Ltd. (A) (B)	115,400	1,305,174

Total Common Stocks (Cost $126,922,134)		131,733,055

PREFERRED STOCKS - 2.3%
Brazil - 0.6%
Itau Unibanco Holding SA 3.97% (D)	69,600	766,046

Germany - 1.1%
Porsche Automobil Holding SE 2.79% (D)	17,900	1,508,060

Korea, Republic of - 0.6%
Hyundai Motor Co. 3.40% (D)	8,900	813,842

Total Preferred Stocks (Cost $3,488,813)		3,087,948

SECURITIES LENDING COLLATERAL - 3.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (D)	4,472,789	4,472,789

Total Securities Lending Collateral (Cost $4,472,789)		4,472,789

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.01% (D), dated 06/30/2015, to be repurchased at $1,022,193 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 10/01/2032, and with a value of $1,044,479.	$1,022,192	$ 1,022,192

Total Repurchase Agreement (Cost $1,022,192)		1,022,192

Total Investments (Cost $135,905,928) (E)		140,315,984
Net Other Assets (Liabilities) - (3.4)%		(4,574,473)

Net Assets - 100.0%		$ 135,741,511

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS COMPOSITION (continued)

At June 30, 2015

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	6.9%	$9,622,194
Diversified Financial Services	6.5	9,067,082
Banks	6.1	8,589,023
Capital Markets	5.7	8,018,297
Insurance	5.6	7,853,534
Chemicals	5.3	7,482,849
Industrial Conglomerates	4.6	6,427,062
Multi-Utilities	3.9	5,518,405
Wireless Telecommunication Services	3.4	4,836,012
Beverages	3.2	4,437,501
Trading Companies & Distributors	2.9	4,098,177
Technology Hardware, Storage & Peripherals	2.9	4,017,933
Airlines	2.5	3,550,661
Specialty Retail	2.4	3,346,155
Electronic Equipment, Instruments & Components	2.2	3,046,203
Oil, Gas & Consumable Fuels	2.1	2,928,307
Media	2.0	2,758,728
Machinery	1.9	2,705,510
Auto Components	1.9	2,603,624
Hotels, Restaurants & Leisure	1.8	2,543,805
Automobiles	1.7	2,321,902
Containers & Packaging	1.5	2,084,067
Metals & Mining	1.3	1,876,429
Road & Rail	1.3	1,780,201
Personal Products	1.3	1,771,268
Food Products	1.2	1,723,977
Diversified Telecommunication Services	1.2	1,702,615
Household Durables	1.2	1,685,708
Distributors	1.2	1,621,997
Tobacco	1.1	1,614,325
Communications Equipment	1.1	1,593,811
Food & Staples Retailing	1.0	1,475,508
Electrical Equipment	1.0	1,365,162
IT Services	0.9	1,333,445
Water Utilities	0.9	1,329,208
Construction & Engineering	0.9	1,224,722
Air Freight & Logistics	0.8	1,117,915
Real Estate Management & Development	0.6	890,605
Transportation Infrastructure	0.6	849,627
Independent Power and Renewable Electricity Producers	0.6	795,134
Household Products	0.5	684,795
Gas Utilities	0.4	527,520

Investments, at Value	96.1	134,821,003
Short-Term Investments	3.9	5,494,981

Total Investments	100.0%	$140,315,984

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS COMPOSITION (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Common Stocks	$6,418,778	$125,314,277	$—	$131,733,055
Preferred Stocks	766,046	2,321,902	—	3,087,948
Securities Lending Collateral	4,472,789	—	—	4,472,789
Repurchase Agreement	—	1,022,192	—	1,022,192

Total Investments	$11,657,613	$128,658,371	$—	$140,315,984

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $4,273,299. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $687,840, representing 0.5% of the Portfolio’s net assets.
(D)	Rate disclosed reflects the yield at June 30, 2015.
(E)	Aggregate cost for federal income tax purposes is $135,905,928. Aggregate gross unrealized appreciation and depreciation for all securities is $14,113,153 and $9,703,097, respectively. Net unrealized appreciation for tax purposes is $4,410,056.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica TS&W International Equity VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $134,883,736) (including securities loaned of $4,273,299)	$139,293,792
Repurchase agreement, at value (cost $1,022,192)	1,022,192
Foreign currency, at value (cost $35,793)	35,796
Receivables:
Shares sold	10,567
Investments sold	1,653
Dividends	329,439
Tax reclaims	191,529
Net income from securities lending	11,263
Prepaid expenses	442

Total assets	140,896,673

Liabilities:
Payables and other liabilities:
Shares redeemed	197,444
Investments purchased	325,436
Investment advisory fees	90,795
Distribution and service fees	8,970
Administration fees	3,067
Transfer agent fees	449
Trustees and CCO fees	711
Audit and tax fees	24,369
Custody fees	9,864
Legal fees	2,151
Printing and shareholder reports fees	18,947
Other	170
Collateral for securities on loan	4,472,789

Total liabilities	5,155,162

Net assets	$135,741,511

Net assets consist of:
Capital stock ($0.01 par value)	$102,047
Additional paid-in capital	126,315,359
Undistributed (distributions in excess of) net investment income (loss)	6,166,048
Accumulated net realized gain (loss)	(1,244,850)
Net unrealized appreciation (depreciation) on:
Investments	4,410,056
Translation of assets and liabilities denominated in foreign currencies	(7,149)

Net assets	$135,741,511

Net assets by class:
Initial Class	$95,686,312
Service Class	40,055,199

Shares outstanding:
Initial Class	7,176,899
Service Class	3,027,803

Net asset value and offering price per share:
Initial Class	$13.33
Service Class	13.23

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income	$3,439,014
Net income from securities lending	78,407
Withholding taxes on foreign income	(316,782)

Total investment income	3,200,639

Expenses:
Investment advisory fees	501,000
Distribution and service fees:
Service Class	45,292
Administration fees	16,926
Transfer agent fees	935
Trustees and CCO fees	2,048
Audit and tax fees	9,888
Custody fees	61,148
Legal fees	4,346
Printing and shareholder reports fees	3,749
Other	2,436

Total expenses	647,768

Net investment income (loss)	2,552,871

Net realized gain (loss) on:
Investments	1,961,245
Foreign currency transactions	(11,246)

Net realized gain (loss)	1,949,999

Net change in unrealized appreciation (depreciation) on:
Investments	4,748,154
Translation of assets and liabilities denominated in foreign currencies	6,330

Net change in unrealized appreciation (depreciation)	4,754,484

Net realized and change in unrealized gain (loss)	6,704,483

Net increase (decrease) in net assets resulting from operations	$9,257,354

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica TS&W International Equity VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$2,552,871	$4,277,739
Net realized gain (loss)	1,949,999	4,096,903
Net change in unrealized appreciation (depreciation)	4,754,484	(16,115,126)

Net increase (decrease) in net assets resulting from operations	9,257,354	(7,740,484)

Distributions to shareholders:
Net investment income:
Initial Class	—	(2,665,586)
Service Class	—	(679,169)

Total distributions from net investment income	—	(3,344,755)

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,524,743	4,784,652
Service Class	9,012,748	11,917,156

	11,537,491	16,701,808

Dividends and distributions reinvested:
Initial Class	—	2,665,586
Service Class	—	679,169

	—	3,344,755

Cost of shares redeemed:
Initial Class	(12,677,731)	(17,683,818)
Service Class	(3,255,489)	(6,031,844)

	(15,933,220)	(23,715,662)

Net increase (decrease) in net assets resulting from capital share transactions	(4,395,729)	(3,669,099)

Net increase (decrease) in net assets	4,861,625	(14,754,338)

Net assets:
Beginning of period/year	130,879,886	145,634,224

End of period/year	$135,741,511	$130,879,886

Undistributed (distributions in excess of) net investment income (loss)	$6,166,048	$3,613,177

Capital share transactions - shares:
Shares issued:
Initial Class	186,552	358,087
Service Class	665,913	898,123

	852,465	1,256,210

Shares reinvested:
Initial Class	—	199,819
Service Class	—	51,181

	—	251,000

Shares redeemed:
Initial Class	(953,125)	(1,377,317)
Service Class	(241,347)	(448,831)

	(1,194,472)	(1,826,148)

Net increase (decrease) in shares outstanding:
Initial Class	(766,573)	(819,411)
Service Class	424,566	500,473

	(342,007)	(318,938)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica TS&W International Equity VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013		December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$12.43		$13.42	$11.05		$9.68	$11.47	$10.81

Investment operations:
Net investment income (loss)(A)	0.25		0.41	0.25		0.20	0.17	0.13
Net realized and unrealized gain (loss)	0.65		(1.08)	2.41		1.40	(1.80)	0.75

Total investment operations	0.90		(0.67)	2.66		1.60	(1.63)	0.88

Distributions:
Net investment income	—		(0.32)	(0.29)		(0.23)	(0.16)	(0.22)

Net asset value, end of period/year	$13.33		$12.43	$13.42		$11.05	$9.68	$11.47

Total return(B)	7.24	%(C)	(5.18)%	24.34%		16.75%	(14.29)%	8.48%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$95,687		$98,735	$117,580		$98,677	$137,627	$117,320
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.89	%(D)	0.89%	1.02%		1.09%	1.07%	1.06%
Including waiver and/or reimbursement and recapture	0.89	%(D)	0.89%	1.04%		1.07%	1.07%	1.07%
Net investment income (loss) to average net assets	3.83	%(D)	3.05%	2.06%		1.97%	1.55%	1.25%
Portfolio turnover rate	15	%(C)	30%	109	%(E)	35%	46%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013		December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$12.35		$13.34	$10.99		$9.63	$11.42	$10.77

Investment operations:
Net investment income (loss)(A)	0.24		0.35	0.21		0.16	0.13	0.10
Net realized and unrealized gain (loss)	0.64		(1.05)	2.41		1.41	(1.79)	0.75

Total investment operations	0.88		(0.70)	2.62		1.57	(1.66)	0.85

Distributions:
Net investment income	—		(0.29)	(0.27)		(0.21)	(0.13)	(0.20)

Net asset value, end of period/year	$13.23		$12.35	$13.34		$10.99	$9.63	$11.42

Total return(B)	7.13	%(C)	(5.38)%	24.07%		16.44%	(14.56)%	8.20%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$40,055		$32,145	$28,054		$17,487	$14,029	$16,401
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.14	%(D)	1.14%	1.27%		1.34%	1.32%	1.31%
Including waiver and/or reimbursement and recapture	1.14	%(D)	1.14%	1.29%		1.32%	1.32%	1.32%
Net investment income (loss) to average net assets	3.61	%(D)	2.66%	1.75%		1.51%	1.24%	0.96%
Portfolio turnover rate	15	%(C)	30%	109	%(E)	35%	46%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica TS&W International Equity VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2015 of $168 are included in Net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA,

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2015:

Portfolio	Market Value	Percentage of Net Assets
Transamerica International Moderate Growth VP	$7,543,370	5.56%

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $500 million	0.74%
Over $500 million up to $1 billion	0.72%
Over $1 billion up to $2 billion	0.69%
Over $2 billion	0.66%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit (A)	Operating Expense Limit Effective Through
1.02%	May 1, 2016

(A)	Prior to May 1, 2015, the expense limit was 1.07%.

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 20,574,855	$ —	$ 22,406,819	$ —

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 7. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica TS&W International Equity VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica TS&W International Equity VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Thompson, Siegel & Walmsley LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 3-year periods and in line with the median for the past 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the Sub-Adviser had commenced subadvising the Portfolio on May 1, 2013.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica TS&W International Equity VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM and/or Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica TS&W International Equity VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Balanced VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,001.70	$1.59	$1,023.20	$1.61	0.32%
Service Class	1,000.00	1,000.80	2.83	1,022.00	2.86	0.57

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Capital Markets	83.4%
Region Fund - European	7.7
Region Fund - Asian Pacific	4.8
Emerging Markets - Equity	3.0
Securities Lending Collateral	2.4
Repurchase Agreement	0.8
Net Other Assets (Liabilities)	(2.1)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.9%
Capital Markets - 83.4%
Vanguard Extended Market ETF (A)	1,664,964	$ 153,160,039
Vanguard Intermediate-Term Bond ETF (A)	762,616	63,960,604
Vanguard Long-Term Bond ETF (A)	546,395	47,869,666
Vanguard Mortgage-Backed Securities ETF	1,972,410	104,202,420
Vanguard S&P 500 ETF (A)	3,366,657	635,759,508
Vanguard Short-Term Bond ETF (A)	1,546,785	124,036,689
Vanguard Total Bond Market ETF	31,312,838	2,544,481,216
Vanguard Total Stock Market ETF (A)	10,563,716	1,130,528,886

		4,803,999,028

Emerging Markets - Equity - 3.0%
Vanguard FTSE Emerging Markets ETF (A)	4,230,837	172,956,617

Region Fund - Asian Pacific - 4.8%
Vanguard FTSE Pacific ETF (A)	4,488,903	273,957,750

Region Fund - European - 7.7%
Vanguard FTSE Europe ETF (A)	8,170,648	441,051,579

Total Exchange-Traded Funds (Cost $5,782,155,014)		5,691,964,974

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	141,999,341	$ 141,999,341

Total Securities Lending Collateral (Cost $141,999,341)		141,999,341

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.01% (B), dated 06/30/2015, to be repurchased at $45,324,983 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $46,232,254.	$ 45,324,970	45,324,970

Total Repurchase Agreement (Cost $45,324,970)		45,324,970

Total Investments (Cost $5,969,479,325) (C)		5,879,289,285
Net Other Assets (Liabilities) - (2.1)%		(122,072,642)

Net Assets - 100.0%		$ 5,757,216,643

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Exchange-Traded Funds	$5,691,964,974	$—	$—	$5,691,964,974
Securities Lending Collateral	141,999,341	—	—	141,999,341
Repurchase Agreement	—	45,324,970	—	45,324,970

Total Investments	$5,833,964,315	$45,324,970	$—	$5,879,289,285

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $139,024,959. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at June 30, 2015.
(C)	Aggregate cost for federal income tax purposes is $5,969,479,325. Aggregate gross unrealized appreciation and depreciation for all securities is $3,427,834 and $93,617,874, respectively. Net unrealized depreciation for tax purposes is $90,190,040.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Unaffiliated investments, at value (cost $5,924,154,355) (including securities loaned of $139,024,959)	$5,833,964,315
Repurchase agreement, at value (cost $45,324,970)	45,324,970
Receivables:
Shares sold	7,069,743
Interest	13
Dividends	15,778,928
Net income from securities lending	52,532
Prepaid expenses	14,703

Total assets	5,902,205,204

Liabilities:
Payables and other liabilities:
Shares redeemed	5,886
Investment advisory fees	1,420,217
Distribution and service fees	1,262,836
Administration fees	126,335
Transfer agent fees	11,376
Trustees and CCO fees	20,370
Audit and tax fees	7,340
Legal fees	39,332
Printing and shareholder reports fees	93,419
Other	2,109
Collateral for securities on loan	141,999,341

Total liabilities	144,988,561

Net assets	$5,757,216,643

Net assets consist of:
Capital stock ($0.01 par value)	$4,877,085
Additional paid-in capital	5,505,532,426
Undistributed (distributions in excess of) net investment income (loss)	115,611,546
Accumulated net realized gain (loss)	221,385,626
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	(90,190,040)

Net assets	$5,757,216,643

Net assets by class:
Initial Class	$2,356,884
Service Class	5,754,859,759

Shares outstanding:
Initial Class	197,319
Service Class	487,511,148

Net asset value and offering price per share:
Initial Class	$11.94
Service Class	11.80

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$57,972,030
Interest income from repurchase agreements	2,876
Net income from securities lending	337,214

Total investment income	58,312,120

Expenses:
Investment advisory fees	7,611,870
Distribution and service fees:
Service Class	6,766,534
Administration fees	676,974
Transfer agent fees	34,135
Trustees and CCO fees	74,987
Audit and tax fees	33,962
Custody fees	63,939
Legal fees	126,523
Printing and shareholder reports fees	65,019
Other	75,280

Total expenses	15,529,223

Net investment income (loss)	42,782,897

Net realized gain (loss) on:
Unaffiliated investments	43,738,286

Net realized gain (loss)	43,738,286

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(92,400,621)

Net change in unrealized appreciation (depreciation)	(92,400,621)

Net realized and change in unrealized gain (loss)	(48,662,335)

Net increase (decrease) in net assets resulting from operations	$(5,879,438)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$42,782,897	$72,849,497
Net realized gain (loss)	43,738,286	194,529,916
Net change in unrealized appreciation (depreciation)	(92,400,621)	(109,770,283)

Net increase (decrease) in net assets resulting from operations	(5,879,438)	157,609,130

Distributions to shareholders:
Net investment income:
Initial Class	—	(32,439)
Service Class	—	(35,902,252)

Total distributions from net investment income	—	(35,934,691)

Net realized gains:
Initial Class	—	(89,455)
Service Class	—	(113,070,703)

Total distributions from net realized gains	—	(113,160,158)

Total distributions to shareholders	—	(149,094,849)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,144,092	1,246,042
Service Class	885,592,175	1,846,227,699

	886,736,267	1,847,473,741

Dividends and distributions reinvested:
Initial Class	—	121,894
Service Class	—	148,972,955

	—	149,094,849

Cost of shares redeemed:
Initial Class	(1,247,254)	(1,760,230)
Service Class	(3,405,345)	(7,965,647)

	(4,652,599)	(9,725,877)

Net increase (decrease) in net assets resulting from capital share transactions	882,083,668	1,986,842,713

Net increase (decrease) in net assets	876,204,230	1,995,356,994

Net assets:
Beginning of period/year	4,881,012,413	2,885,655,419

End of period/year	$5,757,216,643	$4,881,012,413

Undistributed (distributions in excess of) net investment income (loss)	$115,611,546	$72,828,649

Capital share transactions - shares:
Shares issued:
Initial Class	94,292	104,878
Service Class	74,156,125	155,505,510

	74,250,417	155,610,388

Shares reinvested:
Initial Class	—	10,235
Service Class	—	12,635,535

	—	12,645,770

Shares redeemed:
Initial Class	(102,431)	(148,162)
Service Class	(285,727)	(676,587)

	(388,158)	(824,749)

Net increase (decrease) in shares outstanding:
Initial Class	(8,139)	(33,049)
Service Class	73,870,398	167,464,458

	73,862,259	167,431,409

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$11.92		$11.82	$10.85	$10.37	$10.46	$9.63

Investment operations:
Net investment income (loss) (A) (B)	0.10		0.24	0.20	0.26	0.23	0.34
Net realized and unrealized gain (loss)	(0.08)		0.32	1.06	0.63	(0.07)	0.71

Total investment operations	0.02		0.56	1.26	0.89	0.16	1.05

Distributions:
Net investment income	—		(0.12)	(0.14)	(0.15)	(0.13)	(0.12)
Net realized gains	—		(0.34)	(0.15)	(0.26)	(0.12)	(0.10)

Total distributions	—		(0.46)	(0.29)	(0.41)	(0.25)	(0.22)

Net asset value, end of period/year	$11.94		$11.92	$11.82	$10.85	$10.37	$10.46

Total return (C)	0.17	%(D)	4.81%	11.76%	8.67%	1.57%	11.07%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,357		$2,449	$2,818	$3,894	$718	$1,597
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.32	%(F)	0.33%	0.34%	0.34%	0.34%	0.37%
Including waiver and/or reimbursement and recapture	0.32	%(F)	0.33%	0.34%	0.34%	0.34%	0.35%
Net investment income (loss) to average net assets (B)	1.74	%(F)	2.00%	1.73%	2.45%	2.11%	3.33%
Portfolio turnover rate (G)	74	%(D)	164%	88%	56%	70%	12%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$11.79		$11.71	$10.77	$10.31	$10.40	$9.60

Investment operations:
Net investment income (loss) (A) (B)	0.09		0.23	0.20	0.23	0.27	0.25
Net realized and unrealized gain (loss)	(0.08)		0.30	1.01	0.62	(0.12)	0.76

Total investment operations	0.01		0.53	1.21	0.85	0.15	1.01

Distributions:
Net investment income	—		(0.11)	(0.12)	(0.13)	(0.12)	(0.11)
Net realized gains	—		(0.34)	(0.15)	(0.26)	(0.12)	(0.10)

Total distributions	—		(0.45)	(0.27)	(0.39)	(0.24)	(0.21)

Net asset value, end of period/year	$11.80		$11.79	$11.71	$10.77	$10.31	$10.40

Total return (C)	0.08	%(D)	4.55%	11.43%	8.40%	1.47%	10.69%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,754,860		$4,878,563	$2,882,837	$1,387,892	$815,616	$348,076
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.57	%(F)	0.58%	0.59%	0.59%	0.59%	0.62%
Including waiver and/or reimbursement and recapture	0.57	%(F)	0.58%	0.59%	0.59%	0.59%	0.60%
Net investment income (loss) to average net assets (B)	1.58	%(F)	1.94%	1.75%	2.23%	2.53%	2.55%
Portfolio turnover rate (G)	74	%(D)	164%	88%	56%	70%	12%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Vanguard ETF Portfolio - Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $50 million	0.32%
Over $50 million up to $250 million	0.30%
Over $250 million	0.28%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.37%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities	Sales of Securities
$ 4,900,552,806	$ 3,988,677,703

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

The Board approved a new investment sub-advisory agreement with Milliman Financial Risk Management LLC, pursuant to which Milliman Financial Risk Management LLC would serve as sub-adviser to Transamerica Vanguard ETF Portfolio - Balanced VP effective July 1, 2015. On July 1, 2015, Transamerica Vanguard ETF Portfolio - Balanced VP was renamed Transamerica Managed Risk - Balanced ETF VP.

Effective July 1, 2015, the Portfolio pays management fees to TAM based on daily ANA at the following breakpoints and rates:

Breakpoints	Rate
First $50 million	0.31%
Over $50 million up to $250 million	0.29%
Over $250 million	0.27%

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Balanced VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Vanguard ETF Portfolio – Balanced VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board previously approved an investment sub-advisory agreement for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”) at a meeting held on April 15, 2015.

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement were reasonable and that the renewal of the Investment Advisory Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy, the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods. The Trustees discussed with TAM the reasons for the underperformance relative to the peer universe and composite benchmark and agreed to continue to closely monitor the performance of the Portfolio. The Trustees also noted that they had recently approved the replacement of the previous sub-adviser effective on or about July 1, 2015, as well as changes to the Portfolio’s principal investment strategies.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Balanced VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Advisory Fee and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and in light of any economies of scale experienced in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Conservative VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,002.40	$1.69	$1,023.10	$1.71	0.34%
Service Class	1,000.00	1,000.80	2.93	1,021.90	2.96	0.59

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Capital Markets	89.5%
Securities Lending Collateral	5.0
Region Fund - European	4.8
Region Fund - Asian Pacific	2.9
Emerging Markets - Equity	1.9
Repurchase Agreement	0.7
Net Other Assets (Liabilities)	(4.8)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.1%
Capital Markets - 89.5%
Vanguard Extended Market ETF (A)	169,385	$ 15,581,726
Vanguard Intermediate-Term Bond ETF (A)	274,921	23,057,624
Vanguard Long-Term Bond ETF	196,974	17,256,892
Vanguard Mortgage-Backed Securities ETF (A)	711,049	37,564,719
Vanguard S&P 500 ETF (A)	342,507	64,679,022
Vanguard Short-Term Bond ETF (A)	557,612	44,714,906
Vanguard Total Bond Market ETF	5,051,074	410,450,273
Vanguard Total Stock Market ETF (A)	1,120,240	119,888,085

		733,193,247

Emerging Markets - Equity - 1.9%
Vanguard FTSE Emerging Markets ETF (A)	375,008	15,330,327

Region Fund - Asian Pacific - 2.9%
Vanguard FTSE Pacific ETF (A)	397,882	24,282,739

Region Fund - European - 4.8%
Vanguard FTSE Europe ETF (A)	724,220	39,093,396

Total Exchange-Traded Funds (Cost $819,149,854)		811,899,709

SECURITIES LENDING COLLATERAL - 5.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	41,056,625	41,056,625

Total Securities Lending Collateral (Cost $41,056,625)		41,056,625

	Principal	Value
REPURCHASE AGREEMENT - 0.7%

State Street Bank & Trust Co. 0.01% (B), dated 06/30/2015, to be repurchased at $5,564,608 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 12/15/2027, and with a value of $5,678,623.

	$ 5,564,606	$ 5,564,606

Total Repurchase Agreement (Cost $5,564,606)		5,564,606

Total Investments (Cost $865,771,085) (C)		858,520,940
Net Other Assets (Liabilities) - (4.8)%		(39,322,411)

Net Assets - 100.0%		$ 819,198,529

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Exchange-Traded Funds	$811,899,709	$—	$—	$811,899,709
Securities Lending Collateral	41,056,625	—	—	41,056,625
Repurchase Agreement	—	5,564,606	—	5,564,606

Total Investments	$852,956,334	$5,564,606	$—	$858,520,940

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $40,205,837. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at June 30, 2015.
(C)	Aggregate cost for federal income tax purposes is $865,771,085. Aggregate gross unrealized appreciation and depreciation for all securities is $1,308,652 and $8,558,797, respectively. Net unrealized depreciation for tax purposes is $7,250,145.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Unaffiliated investments, at value (cost $860,206,479) (including securities loaned of $40,205,837)	$852,956,334
Repurchase agreement, at value (cost $5,564,606)	5,564,606
Receivables:
Shares sold	687,901
Interest	2
Dividends	1,484,662
Net income from securities lending	10,946
Prepaid expenses	2,408

Total assets	860,706,859

Liabilities:
Payables and other liabilities:
Shares redeemed	287
Investment advisory fees	206,842
Distribution and service fees	179,981
Administration fees	17,998
Transfer agent fees	2,033
Trustees and CCO fees	3,583
Audit and tax fees	7,491
Legal fees	8,114
Printing and shareholder reports fees	24,809
Other	567
Collateral for securities on loan	41,056,625

Total liabilities	41,508,330

Net assets	$819,198,529

Net assets consist of:
Capital stock ($0.01 par value)	$664,381
Additional paid-in capital	773,632,834
Undistributed (distributions in excess of) net investment income (loss)	18,111,311
Accumulated net realized gain (loss)	34,040,148
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	(7,250,145)

Net assets	$819,198,529

Net assets by class:
Initial Class	$11,888
Service Class	819,186,641

Shares outstanding:
Initial Class	956
Service Class	66,437,167

Net asset value and offering price per share:
Initial Class	$12.44
Service Class	12.33

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$8,094,326
Interest income from repurchase agreements	322
Net income from securities lending	41,019

Total investment income	8,135,667

Expenses:
Investment advisory fees	1,138,265
Distribution and service fees:
Service Class	989,728
Administration fees	98,974
Transfer agent fees	5,288
Trustees and CCO fees	11,499
Audit and tax fees	10,580
Custody fees	16,946
Legal fees	21,093
Printing and shareholder reports fees	11,529
Other	12,647

Total expenses	2,316,549

Net investment income (loss)	5,819,118

Net realized gain (loss) on:
Unaffiliated investments	5,549,451

Net realized gain (loss)	5,549,451

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(11,120,420)

Net change in unrealized appreciation (depreciation)	(11,120,420)

Net realized and change in unrealized gain (loss)	(5,570,969)

Net increase (decrease) in net assets resulting from operations	$248,149

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$5,819,118	$12,295,517
Net realized gain (loss)	5,549,451	32,945,312
Net change in unrealized appreciation (depreciation)	(11,120,420)	(13,059,905)

Net increase (decrease) in net assets resulting from operations	248,149	32,180,924

Distributions to shareholders:
Net investment income:
Initial Class	—	(165)
Service Class	—	(8,325,266)

Total distributions from net investment income	—	(8,325,431)

Net realized gains:
Initial Class	—	(347)
Service Class	—	(20,168,474)

Total distributions from net realized gains	—	(20,168,821)

Total distributions to shareholders	—	(28,494,252)

Capital share transactions:
Proceeds from shares sold:
Initial Class	446	289
Service Class	76,461,567	166,518,287

	76,462,013	166,518,576

Dividends and distributions reinvested:
Initial Class	—	512
Service Class	—	28,493,740

	—	28,494,252

Cost of shares redeemed:
Initial Class	(536)	(200)
Service Class	(13,163,622)	(16,955,630)

	(13,164,158)	(16,955,830)

Net increase (decrease) in net assets resulting from capital share transactions	63,297,855	178,056,998

Net increase (decrease) in net assets	63,546,004	181,743,670

Net assets:
Beginning of period/year	755,652,525	573,908,855

End of period/year	$819,198,529	$755,652,525

Undistributed (distributions in excess of) net investment income (loss)	$18,111,311	$12,292,193

Capital share transactions - shares:
Shares issued:
Initial Class	36	23
Service Class	6,132,504	13,449,920

	6,132,540	13,449,943

Shares reinvested:
Initial Class	—	42
Service Class	—	2,327,920

	—	2,327,962

Shares redeemed:
Initial Class	(43)	(16)
Service Class	(1,053,951)	(1,370,597)

	(1,053,994)	(1,370,613)

Net increase (decrease) in shares outstanding:
Initial Class	(7)	49
Service Class	5,078,553	14,407,243

	5,078,546	14,407,292

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$12.41		$12.30	$11.76	$11.24	$10.97	$10.00

Investment operations:
Net investment income (loss) (A) (B)	0.11		0.26	0.23	0.21	0.27	0.27
Net realized and unrealized gain (loss)	(0.08)		0.41	0.65	0.55	0.11	0.70

Total investment operations	0.03		0.67	0.88	0.76	0.38	0.97

Distributions:
Net investment income	—		(0.18)	(0.17)	(0.13)	(0.08)	—	(C)
Net realized gains	—		(0.38)	(0.17)	(0.11)	(0.03)	—

Total distributions	—		(0.56)	(0.34)	(0.24)	(0.11)	—	(C)

Net asset value, end of period/year	$12.44		$12.41	$12.30	$11.76	$11.24	$10.97

Total return (D)	0.24	%(E)	5.48%	7.67%	6.78%	3.49%	9.72%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12		$12	$11	$11	$284	$275
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.34	%(G)	0.35%	0.35%	0.36%	0.37%	0.45%
Including waiver and/or reimbursement and recapture	0.34	%(G)	0.35%	0.35%	0.37%	0.37%	0.37%
Net investment income (loss) to average net assets (B)	1.69	%(G)	2.08%	1.88%	1.83%	2.44%	2.60%
Portfolio turnover rate (H)	34	%(E)	96%	86%	47%	47%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Conservative VP

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$12.32		$12.22	$11.69	$11.18	$10.94	$10.00

Investment operations:
Net investment income (loss) (A) (B)	0.09		0.23	0.20	0.25	0.27	0.33
Net realized and unrealized gain (loss)	(0.08)		0.41	0.65	0.49	0.07	0.61

Total investment operations	0.01		0.64	0.85	0.74	0.34	0.94

Distributions:
Net investment income	—		(0.16)	(0.15)	(0.12)	(0.07)	—	(C)
Net realized gains	—		(0.38)	(0.17)	(0.11)	(0.03)	—

Total distributions	—		(0.54)	(0.32)	(0.23)	(0.10)	—	(C)

Net asset value, end of period/year	$12.33		$12.32	$12.22	$11.69	$11.18	$10.94

Total return (D)	0.08	%(E)	5.24%	7.47%	6.62%	3.17%	9.42%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$819,187		$755,641	$573,898	$406,592	$226,876	$84,673
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.59	%(G)	0.59%	0.60%	0.61%	0.62%	0.70%
Including waiver and/or reimbursement and recapture	0.59	%(G)	0.59%	0.60%	0.62%	0.62%	0.62%
Net investment income (loss) to average net assets (B)	1.47	%(G)	1.89%	1.66%	2.14%	2.42%	3.14%
Portfolio turnover rate (H)	34	%(E)	96%	86%	47%	47%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Vanguard ETF Portfolio - Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $50 million	0.32%
Over $50 million up to $250 million	0.30%
Over $250 million	0.28%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.37%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities	Sales of Securities
$ 337,634,531	$ 268,517,206

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

The Board approved a new investment sub-advisory agreement with Milliman Financial Risk Management LLC, pursuant to which Milliman Financial Risk Management LLC would serve as sub-adviser to Transamerica Vanguard ETF Portfolio - Conservative VP effective July 1, 2015. Transamerica Vanguard ETF Portfolio - Conservative VP was renamed Transamerica Managed Risk - Conservative ETF VP.

Effective July 1, 2015, the Portfolio pays management fees to TAM based on daily ANA at the following breakpoints and rates:

Breakpoints	Rate
First $50 million	0.31%
Over $50 million up to $250 million	0.29%
Over $250 million	0.27%

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Conservative VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Vanguard ETF Portfolio – Conservative VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board previously approved an investment sub-advisory agreement for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”) at a meeting held on April 15, 2015.

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement were reasonable and that the renewal of the Investment Advisory Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy, the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and in line with the median for the past 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods. The Trustees discussed with TAM the reasons for the underperformance relative to the composite benchmark for certain periods and agreed to continue to closely monitor the performance of the Portfolio. The Trustees also noted that they had recently approved the replacement of the previous sub-adviser effective on or about July 1, 2015, as well as changes to the Portfolio’s principal investment strategies.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Conservative VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Advisory Fee and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and in light of any economies of scale experienced in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,004.60	$1.64	$1,023.20	$1.66	0.33%
Service Class	1,000.00	1,001.90	2.88	1,021.90	2.91	0.58

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Capital Markets	77.4%
Region Fund - European	10.7
Region Fund - Asian Pacific	6.6
Emerging Markets - Equity	4.2
Securities Lending Collateral	3.8
Repurchase Agreement	0.7
Net Other Assets (Liabilities)	(3.4)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.9%
Capital Markets - 77.4%
Vanguard Extended Market ETF (A)	1,818,664	$ 167,298,901
Vanguard Intermediate-Term Bond ETF (A)	242,530	20,340,991
Vanguard Long-Term Bond ETF	173,524	15,202,438
Vanguard Mortgage-Backed Securities ETF (A)	626,558	33,101,059
Vanguard S&P 500 ETF (A)	3,665,401	692,174,325
Vanguard Short-Term Bond ETF	491,515	39,414,588
Vanguard Total Bond Market ETF	9,945,253	808,151,259
Vanguard Total Stock Market ETF (A)	7,382,560	790,081,571

		2,565,765,132

Emerging Markets - Equity - 4.2%
Vanguard FTSE Emerging Markets ETF (A)	3,423,715	139,961,469

Region Fund - Asian Pacific - 6.6%
Vanguard FTSE Pacific ETF (A)	3,606,324	220,093,954

Region Fund - European - 10.7%
Vanguard FTSE Europe ETF (A)	6,591,638	355,816,619

Total Exchange-Traded Funds (Cost $3,336,415,931)		3,281,637,174

SECURITIES LENDING COLLATERAL - 3.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	125,671,439	125,671,439

Total Securities Lending Collateral (Cost $125,671,439)		125,671,439

	Principal	Value
REPURCHASE AGREEMENT - 0.7%

State Street Bank & Trust Co. 0.01% (B), dated 06/30/2015, to be repurchased at $21,898,816 on 07/01/2015. Collateralized by U.S. Government Agency Obligations, 3.00%, due 10/01/2032 - 12/01/2032, and with a total value of $22,337,574.

	$ 21,898,810	$ 21,898,810

Total Repurchase Agreement (Cost $21,898,810)		21,898,810

Total Investments (Cost $3,483,986,180) (C)		3,429,207,423
Net Other Assets (Liabilities) - (3.4)%		(113,976,861)

Net Assets - 100.0%		$ 3,315,230,562

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS Investments
Exchange-Traded Funds	$3,281,637,174	$—	$—	$3,281,637,174
Securities Lending Collateral	125,671,439	—	—	125,671,439
Repurchase Agreement	—	21,898,810	—	21,898,810

Total Investments	$3,407,308,613	$21,898,810	$—	$3,429,207,423

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $123,023,368. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at June 30, 2015.
(C)	Aggregate cost for federal income tax purposes is $3,483,986,180. Aggregate gross unrealized depreciation for all securities is $54,778,757.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Unaffiliated investments, at value (cost $3,462,087,370) (including securities loaned of $123,023,368)	$3,407,308,613
Repurchase agreement, at value (cost $21,898,810)	21,898,810
Receivables:
Shares sold	1,271,742
Interest	6
Dividends	12,193,488
Net income from securities lending	38,117
Prepaid expenses	9,324

Total assets	3,442,720,100

Liabilities:
Payables and other liabilities:
Shares redeemed	33,098
Investment advisory fees	828,325
Distribution and service fees	733,552
Administration fees	73,488
Transfer agent fees	8,576
Trustees and CCO fees	15,993
Audit and tax fees	13,061
Custody fees	5,393
Legal fees	34,077
Printing and shareholder reports fees	68,720
Other	3,816
Collateral for securities on loan	125,671,439

Total liabilities	127,489,538

Net assets	$3,315,230,562

Net assets consist of:
Capital stock ($0.01 par value)	$3,090,305
Additional paid-in capital	3,040,673,681
Undistributed (distributions in excess of) net investment income (loss)	73,629,139
Accumulated net realized gain (loss)	252,616,194
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	(54,778,757)

Net assets	$3,315,230,562

Net assets by class:
Initial Class	$5,922,120
Service Class	3,309,308,442

Shares outstanding:
Initial Class	544,057
Service Class	308,486,420

Net asset value and offering price per share:
Initial Class	$10.89
Service Class	10.73

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$34,889,507
Interest income from repurchase agreements	1,042
Net income from securities lending	323,275

Total investment income	35,213,824

Expenses:
Investment advisory fees	4,633,911
Distribution and service fees:
Service Class	4,095,168
Administration fees	411,085
Transfer agent fees	22,337
Trustees and CCO fees	48,572
Audit and tax fees	24,118
Custody fees	44,044
Legal fees	88,350
Printing and shareholder reports fees	48,645
Other	50,899

Total expenses	9,467,129

Net investment income (loss)	25,746,695

Net realized gain (loss) on:
Unaffiliated investments	31,747,791

Net realized gain (loss)	31,747,791

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(52,080,882)

Net change in unrealized appreciation (depreciation)	(52,080,882)

Net realized and change in unrealized gain (loss)	(20,333,091)

Net increase (decrease) in net assets resulting from operations	$5,413,604

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$25,746,695	$47,912,217
Net realized gain (loss)	31,747,791	239,621,738
Net change in unrealized appreciation (depreciation)	(52,080,882)	(189,587,090)

Net increase (decrease) in net assets resulting from operations	5,413,604	97,946,865

Distributions to shareholders:
Net investment income:
Initial Class	—	(146,624)
Service Class	—	(27,534,196)

Total distributions from net investment income	—	(27,680,820)

Net realized gains:
Initial Class	—	(713,505)
Service Class	—	(153,867,565)

Total distributions from net realized gains	—	(154,581,070)

Total distributions to shareholders	—	(182,261,890)

Capital share transactions:
Proceeds from shares sold:
Initial Class	6,146,549	6,581,618
Service Class	169,636,397	687,054,276

	175,782,946	693,635,894

Issued from fund acquisition:
Initial Class	—	14,513
Service Class	—	248,564,129

	—	248,578,642

Dividends and distributions reinvested:
Initial Class	—	860,129
Service Class	—	181,401,761

	—	182,261,890

Cost of shares redeemed:
Initial Class	(13,802,268)	(3,293,190)
Service Class	(63,249,027)	(52,233,684)

	(77,051,295)	(55,526,874)

Net increase (decrease) in net assets resulting from capital share transactions	98,731,651	1,068,949,552

Net increase (decrease) in net assets	104,145,255	984,634,527

Net assets:
Beginning of period/year	3,211,085,307	2,226,450,780

End of period/year	$3,315,230,562	$3,211,085,307

Undistributed (distributions in excess of) net investment income (loss)	$73,629,139	$47,882,444

Capital share transactions - shares:
Shares issued:
Initial Class	556,691	592,053
Service Class	15,606,072	62,353,061

	16,162,763	62,945,114

Shares issued on fund acquisition:
Initial Class	—	1,336
Service Class	—	23,167,286

	—	23,168,622

Shares reinvested:
Initial Class	—	79,056
Service Class	—	16,874,582

	—	16,953,638

Shares redeemed:
Initial Class	(1,235,903)	(302,711)
Service Class	(5,829,054)	(4,843,413)

	(7,064,957)	(5,146,124)

Net increase (decrease) in shares outstanding:
Initial Class	(679,212)	369,734
Service Class	9,777,018	97,551,516

	9,097,806	97,921,250

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$10.84		$11.14	$9.67	$9.60	$9.96	$9.01

Investment operations:
Net investment income (loss) (A) (B)	0.08		0.23	0.20	0.22	0.20	0.28
Net realized and unrealized gain (loss)	(0.03)		0.24	1.62	0.87	(0.29)	0.87

Total investment operations	0.05		0.47	1.82	1.09	(0.09)	1.15

Distributions:
Net investment income	—		(0.13)	(0.14)	(0.18)	(0.16)	(0.11)
Net realized gains	—		(0.64)	(0.21)	(0.84)	(0.11)	(0.09)

Total distributions	—		(0.77)	(0.35)	(1.02)	(0.27)	(0.20)

Net asset value, end of period/year	$10.89		$10.84	$11.14	$9.67	$9.60	$9.96

Total return (C)	0.46	%(D)	4.17%	19.09%	11.79%	(0.86)%	13.15%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,922		$13,263	$9,510	$4,165	$2,017	$2,686
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.33	%(F)	0.33%	0.34%	0.34%	0.34%	0.34%
Including waiver and/or reimbursement and recapture	0.33	%(F)	0.33%	0.34%	0.34%	0.34%	0.34%
Net investment income (loss) to average net assets (B)	1.38	%(F)	2.03%	1.92%	2.24%	1.94%	2.99%
Portfolio turnover rate (G)	133	%(D)	304%	98%	76%	79%	7%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$10.71		$11.02	$9.58	$9.52	$9.89	$8.95

Investment operations:
Net investment income (loss) (A) (B)	0.08		0.20	0.18	0.21	0.20	0.20
Net realized and unrealized gain (loss)	(0.06)		0.24	1.60	0.85	(0.32)	0.93

Total investment operations	0.02		0.44	1.78	1.06	(0.12)	1.13

Distributions:
Net investment income	—		(0.11)	(0.13)	(0.16)	(0.15)	(0.10)
Net realized gains	—		(0.64)	(0.21)	(0.84)	(0.10)	(0.09)

Total distributions	—		(0.75)	(0.34)	(1.00)	(0.25)	(0.19)

Net asset value, end of period/year	$10.73		$10.71	$11.02	$9.58	$9.52	$9.89

Total return (C)	0.19	%(D)	3.97%	18.78%	11.55%	(1.13)%	13.00%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,309,309		$3,197,822	$2,216,941	$1,140,737	$849,926	$705,936
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.58	%(F)	0.58%	0.59%	0.59%	0.59%	0.59%
Including waiver and/or reimbursement and recapture	0.58	%(F)	0.58%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss) to average net assets (B)	1.57	%(F)	1.80%	1.69%	2.13%	2.02%	2.25%
Portfolio turnover rate (G)	133	%(D)	304%	98%	76%	79%	7%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Vanguard ETF Portfolio - Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $50 million	0.32%
Over $50 million up to $250 million	0.30%
Over $250 million	0.28%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.37%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities	Sales of Securities
$ 4,487,554,106	$ 4,370,235,307

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. REORGANIZATION

On November 7, 2014, Transamerica Vanguard ETF Portfolio - Growth VP acquired all of the net assets of Transamerica Vanguard ETF Portfolio - Aggressive Growth VP pursuant to a Plan of Reorganization. Transamerica Vanguard ETF Portfolio - Growth VP is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 23,168,622 shares of Transamerica Vanguard ETF Portfolio - Growth VP for 15,679,225 shares of Transamerica Vanguard ETF Portfolio - Aggressive Growth VP outstanding on November 7, 2014. Transamerica Vanguard ETF Portfolio - Aggressive Growth VP’s net assets at that date, $248,578,642, including $33,290,573 unrealized appreciation, were combined with those of Transamerica Vanguard ETF Portfolio - Growth VP. The aggregate net assets of Transamerica Vanguard ETF Portfolio - Growth VP immediately before the acquisition were $2,909,242,482; the combined net assets of Transamerica Vanguard ETF Portfolio - Growth VP immediately after the acquisition were $3,157,821,124. Shares issued with the acquisition were as follows:

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

Class	Shares	Amount
Initial Class	1,336	$14,513
Service Class	23,167,286	248,564,129

The exchange ratio of the reorganization for the Portfolio is as follows (Transamerica Vanguard ETF Portfolio - Growth VP shares issuable/Transamerica Vanguard ETF Portfolio - Aggressive Growth VP shares outstanding on November 7, 2014):

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

Class	Exchange Ratio
Initial Class	1.47
Service Class	1.48

NOTE 8. SUBSEQUENT EVENTS

The Board approved a new investment sub-advisory agreement with Milliman Financial Risk Management LLC, pursuant to which Milliman Financial Risk Management LLC would serve as sub-adviser to Transamerica Vanguard ETF Portfolio - Growth VP effective July 1, 2015. On July 1, 2015, Transamerica Vanguard ETF Portfolio - Growth VP was renamed Transamerica Managed Risk - Growth ETF VP.

Effective July 1, 2015, the Portfolio pays management fees to TAM based on daily ANA at the following breakpoints and rates:

Breakpoints	Rate
First $50 million	0.31%
Over $50 million up to $250 million	0.29%
Over $250 million	0.27%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 8. (continued)

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Growth VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Vanguard ETF Portfolio – Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board previously approved an investment sub-advisory agreement for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”) at a meeting held on April 15, 2015.

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement were reasonable and that the renewal of the Investment Advisory Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy, the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods. The Trustees discussed with TAM the reasons for the underperformance relative to the peer universe and composite benchmark and agreed to continue to closely monitor the performance of the Portfolio. The Trustees also noted that they had recently approved the replacement of the previous sub-adviser effective on or about July 1, 2015, as well as changes to the Portfolio’s principal investment strategies.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Vanguard ETF Portfolio – Growth VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Advisory Fee and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Lipper, an independent provider of information, and TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and in light of any economies of scale experienced in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Balanced Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,015.10	$2.85	$1,022.00	$2.86	0.57%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Fixed Income	43.2%
U.S. Equity	40.3
Global/International Equity	12.9
Repurchase Agreement	2.9
Net Other Assets (Liabilities)	0.7
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.4%
Fixed Income - 43.2%
Transamerica Bond (A)	145,371	$ 1,479,873
Transamerica Core Bond (A)	30,629	306,599
Transamerica Flexible Income (A)	10,477	98,066
Transamerica Floating Rate (A)	21,138	209,902
Transamerica High Yield Bond (A)	22,095	207,694
Transamerica Intermediate Bond (A)	50,656	509,095
Transamerica PIMCO Total Return VP (B)	134,611	1,574,949
Transamerica Unconstrained Bond (A)	47,582	478,197
Transamerica Voya Intermediate Bond VP (B)	52,249	527,194

		5,391,569

Global/International Equity - 12.9%
Transamerica Emerging Markets Equity (A)	23,827	234,692
Transamerica Global Equity (A) (C)	6,468	73,543
Transamerica International Equity Opportunities (A)	56,467	455,122
Transamerica International Small Cap (A)	83,425	844,264

		1,607,621

U.S. Equity - 40.3%
Transamerica Capital Growth (A)	22,621	392,245
Transamerica Concentrated Growth (A)	4,248	73,496
Transamerica Growth Opportunities (A)	11,940	128,955
Transamerica Jennison Growth VP (B)	6,207	71,007
Transamerica JPMorgan Mid Cap Value VP (B)	23,782	547,705
Transamerica Large Cap Value (A)	6,075	78,732
Transamerica Mid Cap Growth (A)	61,797	763,808
Transamerica Mid Cap Value Opportunities (A)	6,394	70,913
Transamerica Small Cap Core (A)	6,791	71,372
Transamerica Small Cap Growth (A)	5,651	74,990
Transamerica Small Cap Value (A)	6,141	74,002

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity (continued)
Transamerica Systematic Small/Mid Cap Value VP (B)	3,157	$ 74,058
Transamerica T. Rowe Price Small Cap VP (B)	69,888	1,122,396
Transamerica Voya Large Cap Growth VP (B)	102,065	1,419,730
Transamerica Voya Mid Cap Opportunities VP (B)	5,554	72,706

		5,036,115

Total Investment Companies (Cost $12,066,671)		12,035,305

	Principal	Value
REPURCHASE AGREEMENT - 2.9%
State Street Bank & Trust Co. 0.01% (D), dated 06/30/2015, to be repurchased at $360,676 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2031, and with a value of $368,019.	$ 360,676	360,676

Total Repurchase Agreement (Cost $360,676)		360,676

Total Investments (Cost $12,427,347) (E)		12,395,981
Net Other Assets (Liabilities) - 0.7%		84,305

Net Assets - 100.0%		$ 12,480,286

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Investment Companies	$12,035,305	$—	$—	$12,035,305
Repurchase Agreement	—	360,676	—	360,676

Total Investments	$12,035,305	$360,676	$—	$12,395,981

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at June 30, 2015.
(E)	Aggregate cost for federal income tax purposes is $12,427,347. Aggregate gross unrealized appreciation and depreciation for all securities is $164,688 and $196,054, respectively. Net unrealized depreciation for tax purposes is $31,366.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Balanced Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Affiliated investments, at value (cost $12,066,671)	$12,035,305
Repurchase agreement, at value (cost $360,676)	360,676
Cash	97,688
Receivables:
Dividends	132
Prepaid expenses	26

Total assets	12,493,827

Liabilities:
Payables and other liabilities:
Shares redeemed	479
Investment advisory fees	1,105
Distribution and service fees	2,762
Administration fees	276
Transfer agent fees	34
Trustees and CCO fees	59
Audit and tax fees	7,537
Legal fees	130
Printing and shareholder reports fees	1,149
Other	10

Total liabilities	13,541

Net assets	$12,480,286

Net assets consist of:
Capital stock ($0.01 par value)	$11,599
Additional paid-in capital	12,075,816
Undistributed (distributions in excess of) net investment income (loss)	188,174
Accumulated net realized gain (loss)	236,063
Net unrealized appreciation (depreciation) on:
Affiliated investments	(31,366)

Net assets	$12,480,286

Shares outstanding	1,159,905

Net asset value and offering price per share	$10.76

STATEMENT OF OPERATIONS

For the period ended June 30, 2015 (unaudited)

Investment Income:
Dividend income from affiliated investments	$65,371
Interest income from repurchase agreements	16

Total investment income	65,387

Expenses:
Investment advisory fees	6,178
Distribution and service fees	15,444
Administration fees	1,544
Transfer agent fees	84
Trustees and CCO fees	182
Audit and tax fees	6,650
Custody fees	4,666
Legal fees	335
Printing and shareholder reports fees	111
Other	167

Total expenses	35,361

Net investment income (loss)	30,026

Net realized gain (loss) on:
Affiliated investments	3,009

Net realized gain (loss)	3,009

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	147,108

Net change in unrealized appreciation (depreciation)	147,108

Net realized and change in unrealized gain (loss)	150,117

Net increase (decrease) in net assets resulting from operations	$180,143

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Balanced Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$30,026	$161,174
Net realized gain (loss)	3,009	240,892
Net change in unrealized appreciation (depreciation)	147,108	(329,625)

Net increase (decrease) in net assets resulting from operations	180,143	72,441

Distributions to shareholders:
Net investment income	—	(97,413)
Net realized gains	—	(94,134)

Total distributions to shareholders	—	(191,547)

Capital share transactions:
Proceeds from shares sold	397,493	5,219,953
Dividends and distributions reinvested	—	191,547
Cost of shares redeemed	(208,336)	(376,806)

Net increase (decrease) in net assets resulting from capital share transactions	189,157	5,034,694

Net increase (decrease) in net assets	369,300	4,915,588

Net assets:
Beginning of period/year	12,110,986	7,195,398

End of period/year	$12,480,286	$12,110,986

Undistributed (distributions in excess of) net investment income (loss)	$188,174	$158,148

Capital share transactions - shares:
Shares issued	36,912	488,067
Shares reinvested	—	17,720
Shares redeemed	(19,288)	(35,335)

Net increase (decrease) in shares outstanding	17,624	470,452

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Balanced Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and year indicated:	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013 (A)
Net asset value, beginning of period/year	$10.60		$10.71	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.03		0.17	0.30
Net realized and unrealized gain (loss)	0.13		(0.08)	0.41

Total investment operations	0.16		0.09	0.71

Distributions:
Net investment income	—		(0.10)	—
Net realized gains	—		(0.10)	—

Total distributions	—		(0.20)	—

Net asset value, end of period/year	$10.76		$10.60	$10.71

Total return (D)	1.51	%(E)	0.79%	7.10	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,480		$12,111	$7,195
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.57	%(G)	0.62%	1.48	%(G)
Including waiver and/or reimbursement and recapture	0.57	%(G)	0.63%	1.40	%(G)
Net investment income (loss) to average net assets (C)	0.49	%(G)	1.60%	4.33	%(G)
Portfolio turnover rate (H)	82	%(E)	141%	20	%(E)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Voya Balanced Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

All of the Portfolio holdings in investment companies are considered affiliated. Interest, dividends, realized and unrealized gains (losses) are broken out on the Statement of Operations.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $10 billion	0.10%
Over $10 billion	0.09%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
1.15%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There were no additional amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% of Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities	Sales of Securities
$ 10,976,501	$ 9,858,438

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Balanced Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Voya Balanced Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2014.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-year period. The Trustees discussed with TAM the reasons for the underperformance relative to the peer universe and composite benchmark and agreed to continue to closely monitor the performance of the Portfolio. The Board also noted that the Sub-Adviser had commenced subadvising the Portfolio on May 1, 2014, but that the portfolio management team had remained the same.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Balanced Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was below the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Balanced Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Conservative Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,004.00	$7.11	$1,017.70	$7.15	1.43%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Fixed Income	54.8%
U.S. Equity	28.9
Global/International Equity	8.1
Repurchase Agreement	2.2
Net Other Assets (Liabilities)	6.0
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 91.8%
Fixed Income - 54.8%
Transamerica Bond (A)	17,505	$ 178,204
Transamerica Core Bond (A)	8,446	84,543
Transamerica Flexible Income (A)	1,546	14,467
Transamerica Floating Rate (A)	2,664	26,452
Transamerica High Yield Bond (A)	2,780	26,134
Transamerica Intermediate Bond (A)	12,703	127,665
Transamerica PIMCO Total Return VP (B)	20,336	237,935
Transamerica Unconstrained Bond (A)	10,448	104,998
Transamerica Voya Intermediate Bond VP (B)	13,650	137,727

		938,125

Global/International Equity - 8.1%
Transamerica Emerging Markets Equity (A)	3,684	36,283
Transamerica Global Equity (A) (C)	861	9,785
Transamerica International Equity Opportunities (A)	3,185	25,669
Transamerica International Small Cap (A)	6,617	66,960

		138,697

U.S. Equity - 28.9%
Transamerica Capital Growth (A)	10,905	189,101
Transamerica Concentrated Growth (A)	475	8,215
Transamerica Jennison Growth VP (B)	836	9,566
Transamerica JPMorgan Mid Cap Value VP (B)	623	14,356
Transamerica Large Cap Value (A)	812	10,521
Transamerica Mid Cap Growth (A)	8,853	109,429
Transamerica Mid Cap Value Opportunities (A)	856	9,488
Transamerica Small Cap Core (A)	755	7,936
Transamerica Small Cap Growth (A)	626	8,313
Transamerica Small Cap Value (A)	680	8,200

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity (continued)
Transamerica Systematic Small/Mid Cap Value VP (B)	349	$ 8,198
Transamerica T. Rowe Price Small Cap VP (B)	5,800	93,150
Transamerica Voya Large Cap Growth VP (B)	689	9,578
Transamerica Voya Mid Cap Opportunities VP (B)	619	8,106

		494,157

Total Investment Companies (Cost $1,586,560)		1,570,979

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.01% (D), dated 06/30/2015, to be repurchased at $37,577 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2031, and with a value of $40,331.	$ 37,577	37,577

Total Repurchase Agreement (Cost $37,577)		37,577

Total Investments (Cost $1,624,137) (E)		1,608,556
Net Other Assets (Liabilities) - 6.0%		102,480

Net Assets - 100.0%		$ 1,711,036

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Investment Companies	$1,570,979	$—	$—	$1,570,979
Repurchase Agreement	—	37,577	—	37,577

Total Investments	$1,570,979	$37,577	$—	$1,608,556

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at June 30, 2015.
(E)	Aggregate cost for federal income tax purposes is $1,624,137. Aggregate gross unrealized appreciation and depreciation for all securities is $6,272 and $21,853, respectively. Net unrealized depreciation for tax purposes is $15,581.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Conservative Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Affiliated investments, at value (cost $1,586,560)	$1,570,979
Repurchase agreement, at value (cost $37,577)	37,577
Cash	14,725
Receivables:
Shares sold	95,961
Due from adviser	450
Dividends	17
Prepaid expenses	4

Total assets	1,719,713

Liabilities:
Payables and other liabilities:
Shares redeemed	1
Distribution and service fees	356
Administration fees	36
Transfer agent fees	6
Trustees and CCO fees	7
Audit and tax fees	7,525
Legal fees	24
Printing and shareholder reports fees	722

Total liabilities	8,677

Net assets	$1,711,036

Net assets consist of:
Capital stock ($0.01 par value)	$1,686
Additional paid-in capital	1,695,604
Undistributed (distributions in excess of) net investment income (loss)	6,301
Accumulated net realized gain (loss)	23,026
Net unrealized appreciation (depreciation) on:
Affiliated investments	(15,581)

Net assets	$1,711,036

Shares outstanding	168,581

Net asset value and offering price per share	$10.15

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income from affiliated investments	$10,598
Interest income from repurchase agreements	2

Total investment income	10,600

Expenses:
Investment advisory fees	799
Distribution and service fees	1,999
Administration fees	200
Transfer agent fees	12
Trustees and CCO fees	23
Audit and tax fees	6,588
Custody fees	4,491
Legal fees	49
Printing and shareholder reports fees	220
Other	23

Total expenses before waiver and/or reimbursement and recapture	14,404

Expense waived and/or reimbursed	(3,304)
Recapture of previously waived and/or reimbursed fees	332

Net expenses	11,432

Net investment income (loss)	(832)

Net realized gain (loss) on:
Affiliated investments	17,370

Net realized gain (loss)	17,370

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(11,327)

Net change in unrealized appreciation (depreciation)	(11,327)

Net realized and change in unrealized gain (loss)	6,043

Net increase (decrease) in net assets resulting from operations	$5,211

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Conservative Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$(832)	$10,143
Net realized gain (loss)	17,370	10,856
Net change in unrealized appreciation (depreciation)	(11,327)	(21,019)

Net increase (decrease) in net assets resulting from operations	5,211	(20)

Distributions to shareholders:
Net investment income	—	(16,703)
Net realized gains	—	(12,546)

Total distributions to shareholders	—	(29,249)

Capital share transactions:
Proceeds from shares sold	162,968	600,363
Dividends and distributions reinvested	—	29,249
Cost of shares redeemed	(18,145)	(156,791)

Net increase (decrease) in net assets resulting from capital share transactions	144,823	472,821

Net increase (decrease) in net assets	150,034	443,552

Net assets:
Beginning of period/year	1,561,002	1,117,450

End of period/year	$1,711,036	$1,561,002

Undistributed (distributions in excess of) net investment income (loss)	$6,301	$7,133

Capital share transactions - shares:
Shares issued	16,023	58,379
Shares reinvested	—	2,840
Shares redeemed	(1,774)	(15,429)

Net increase (decrease) in shares outstanding	14,249	45,790

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Conservative Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and year indicated:	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013 (A)
Net asset value, beginning of period/year	$10.11		$10.30	$10.00

Investment operations:
Net investment income (loss) (B) (C)	(0.01)		0.07	0.24
Net realized and unrealized gain (loss)	0.05		(0.07)	0.06

Total investment operations	0.04		—	0.30

Distributions:
Net investment income	—		(0.11)	—
Net realized gains	—		(0.08)	—

Total distributions	—		(0.19)	—

Net asset value, end of period/year	$10.15		$10.11	$10.30

Total return (D)	0.40	%(E)	(0.01)%	3.00	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,711		$1,561	$1,117
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.80	%(G)	1.90%	5.81	%(G)
Including waiver and/or reimbursement and recapture	1.43	%(G)	1.43%	1.43	%(G)
Net investment income (loss) to average net assets (C)	(0.10	)%(G)	0.68%	3.60	%(G)
Portfolio turnover rate (H)	102	%(E)	146%	37	%(E)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Voya Conservative Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

All of the Portfolio holdings in investment companies are considered affiliated. Interest, dividends, realized and unrealized gains (losses) are broken out on the Statement of Operations.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $10 billion	0.10%
Over $10 billion	0.09%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
1.18%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

As of June 30, 2015, the balances available for recapture by TAM were as follows:

Amounts Available from Fiscal Years
2013	2014	2015	Total
$ 16,343	$ 6,986	$ 3,304	$ 26,633

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% of Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities	Sales of Securities
$ 1,747,834	$ 1,598,254

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Conservative Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Voya Conservative Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2014.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-year period. The Trustees discussed with TAM the reasons for the underperformance relative to the peer universe and composite benchmark for the 1-year period and agreed to continue to closely monitor the performance of the Portfolio. The Board also noted that the Sub-Adviser had commenced subadvising the Portfolio on May 1, 2014, but that the portfolio management team had remained the same.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Conservative Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was below the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Conservative Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Initial Class	$ 1,000.00	$ 996.10	$ 3.17	$ 1,021.60	$ 3.21	0.64%
Service Class	1,000.00	994.10	4.40	1,020.40	4.46	0.89

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Credit Quality ‡	Percentage of Net Assets
AAA	39.4%
AA	4.0
A	11.3
BBB	22.8
BB	4.7
B	3.1
CCC and Below	5.7
NR (Not Rated)	36.3
Net Other Assets (Liabilities) ^	(27.3)
Total	100.0%

‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, securities sold short, TBA short commitments, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 7.8%
Cayman Islands - 5.3%
ARES XII CLO, Ltd. Series 2007-12A, Class C 2.28%, 11/25/2020 (A) (B)	$ 250,000	$ 247,426
Atrium CDO Corp. Series 5A, Class B 0.97%, 07/20/2020	500,000	483,340
Atrium V Series 5A, Class D 3.98%, 07/20/2020 (A) (B)	250,000	246,512
Bluemountain CLO III, Ltd. Series 2007-3A, Class C 0.97%, 03/17/2021 (A) (B)	250,000	242,007
Carlyle High Yield Partners IX, Ltd. Series 2006-9A, Class D 1.89%, 08/01/2021 (A) (B)	500,000	482,360
Castle Garden Funding Series 2005-1A, Class C1 2.03%, 10/27/2020 (A) (B)	175,000	173,370
CIFC Funding, Ltd.
Series 2006-1A, Class B1L
1.88%, 10/20/2020 (A) (B)	200,000	197,265
Series 2006-2A, Class B2L
4.28%, 03/01/2021 (A) (B)	240,743	237,415
ColumbusNova CLO IV, Ltd. Series 2007-2A, Class C 2.53%, 10/15/2021 (A) (B)	250,000	243,804
ColumbusNova CLO, Ltd. Series 2006-2A, Class C 1.03%, 04/04/2018 (A) (B)	250,000	247,504
Diamond Lake CLO, Ltd. Series 2006-1A, Class B1L 1.88%, 12/01/2019 (A) (B)	250,000	244,539
Gallatin CLO III, Ltd. Series 2007-1X, Class B2L 3.47%, 05/15/2021 (A) (C)	200,000	199,784
GSC Group CDO Fund VIII, Ltd. Series 2007-8A, Class B 1.02%, 04/17/2021 (A) (B)	250,000	247,397
Gulf Stream - Compass CLO, Ltd. Series 2007-1A, Class C 2.28%, 10/28/2019 (A) (B)	250,000	250,010
Gulf Stream - Sextant CLO, Ltd. Series 2007-1A, Class D 2.68%, 06/17/2021 (A) (B)	500,000	491,154
Kingsland III, Ltd. Series 2006-3A, Class B 0.93%, 08/24/2021 (A) (B)	250,000	239,535
Landmark IX CDO, Ltd. Series 2007-9A, Class D 1.73%, 04/15/2021 (A) (B)	250,000	239,204
LCM V, Ltd. Series 5A, Class E 3.68%, 03/21/2019 (A) (B)	500,000	489,129
Madison Park Funding II, Ltd. Series 2006-2A, Class C1 2.07%, 03/25/2020 (A) (B)	500,000	491,930
Madison Park Funding IV, Ltd. Series 2007-4A, Class E 3.88%, 03/22/2021 (A) (B)	213,621	205,077

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Cayman Islands (continued)
Madison Park Funding, Ltd. Series 2007-6A, Class D 3.53%, 07/26/2021 (A) (B)	$ 500,000	$ 499,978
MSIM Peconic Bay, Ltd. Series 2007-1A, Class C 2.28%, 07/20/2019 (A) (B)	250,000	248,669
Muir Grove CLO, Ltd. Series 2007-1A, Class C 3.28%, 03/25/2020 (A) (B)	500,000	495,006
Telos CLO, Ltd. Series 2006-1A, Class E 4.53%, 10/11/2021 (A) (B)	150,000	150,443

		7,292,858

Ireland - 0.3%
BlackRock Senior Income Series V, Ltd. Series 2007-5A, Class D 2.53%, 08/13/2019 (A) (B)	300,000	290,916
Trade MAPS 1, Ltd. Series 2013-1A, Class C 2.44%, 12/10/2018 (A) (B)	100,000	99,915

		390,831

United States - 2.2%
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class E
5.76%, 12/10/2018 (B)	30,000	30,486
Series 2012-5, Class E
3.29%, 05/08/2020 (B)	113,000	114,852
Series 2013-4, Class D
3.31%, 10/08/2019	50,000	51,306
Series 2013-5, Class D
2.86%, 12/09/2019	60,000	60,647
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 01/22/2019	80,000	80,784
Series 2015-2, Class B
2.29%, 05/20/2020	80,000	79,983
Series 2015-2, Class C
2.67%, 08/20/2020	60,000	59,969
CarMax Auto Owner Trust
Series 2013-4, Class C
1.95%, 09/16/2019	40,000	39,975
Series 2015-2, Class C
2.39%, 03/15/2021	400,000	400,244
FBR Securitization Trust Series 2005-3, Class AV24 0.86%, 10/25/2035 (A)	268,521	229,211
GM Financial Automobile Leasing Trust
Series 2015-2, Class B
2.42%, 07/22/2019	100,000	100,275
Series 2015-2, Class C
2.99%, 07/22/2019	90,000	90,241
Invitation Homes Trust Series 2015-SFR2, Class E 3.34%, 06/17/2032 (A) (B)	100,000	97,349
MMCA Auto Owner Trust Series 2014-A, Class C 2.26%, 10/15/2020 (B)	20,000	20,154

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Oscar US Funding Trust Series 2014-1A, Class A4 2.55%, 12/15/2021 (B)	$ 340,000	$ 343,911
Progress Residential Trust Series 2015-SFR2, Class E 4.43%, 06/12/2032 (B)	400,000	398,998
Santander Drive Auto Receivables Trust
Series 2013-1, Class D
2.27%, 01/15/2019	100,000	99,660
Series 2013-4, Class D
3.92%, 01/15/2020	30,000	31,074
Series 2013-A, Class D
3.78%, 10/15/2019 (B)	100,000	103,993
Series 2013-A, Class E
4.71%, 01/15/2021 (B)	70,000	74,114
Series 2014-3, Class D
2.65%, 08/17/2020	310,000	307,942
Springleaf Funding Trust Series 2015-AA, Class A 3.16%, 11/15/2024 (B)	200,000	202,373
SunTrust Auto Receivables Trust Series 2015-1A, Class B 2.20%, 02/15/2021 (B)	60,000	59,982

		3,077,523

Total Asset-Backed Securities (Cost $10,730,331)		10,761,212

CORPORATE DEBT SECURITIES - 34.3%
Argentina - 0.2%
YPF SA
8.50%, 07/28/2025 (B) (D)	100,000	99,000
8.88%, 12/19/2018 (B)	200,000	212,500

		311,500

Australia - 0.5%
BHP Billiton Finance USA, Ltd. 5.00%, 09/30/2043	179,000	185,808
FMG Resources, Ltd. 6.88%, 04/01/2022 (B)	65,000	45,581
Rio Tinto Finance USA, Ltd. 3.75%, 06/15/2025	170,000	167,617
Scentre Group Trust 1 / Scentre Group Trust 2
3.25%, 10/28/2025 (B)	130,000	123,927
3.50%, 02/12/2025 (B)	205,000	201,195

		724,128

Bermuda - 0.2%
Digicel, Ltd. 6.75%, 03/01/2023 (B)	251,000	246,055

Canada - 1.2%
Agrium, Inc. 5.25%, 01/15/2045	131,000	132,299
Barrick Gold Corp. 4.10%, 05/01/2023 (D)	134,000	130,566
Cenovus Energy, Inc. 3.80%, 09/15/2023	278,000	274,682
Enbridge, Inc.
3.50%, 06/10/2024 (D)	204,000	190,539
4.50%, 06/10/2044	15,000	12,329

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Glencore Finance Canada, Ltd. 4.25%, 10/25/2022 (B)	$ 287,000	$ 282,009
Goldcorp, Inc. 3.70%, 03/15/2023	203,000	195,066
TransAlta Corp. 4.50%, 11/15/2022	134,000	132,988
Valeant Pharmaceuticals International, Inc. 6.38%, 10/15/2020 (B)	250,000	263,281

		1,613,759

Cayman Islands - 0.3%
Alibaba Group Holding, Ltd. 3.60%, 11/28/2024 (B)	201,000	193,810
Seagate HDD Cayman 4.88%, 06/01/2027 (B)	110,000	106,927
Transocean, Inc. 4.30%, 10/15/2022 (D)	49,000	36,873
XLIT, Ltd. 5.50%, 03/31/2045	110,000	103,439

		441,049

Denmark - 0.1%
AP Moeller - Maersk A/S 2.55%, 09/22/2019 (B)	140,000	140,964

France - 0.6%
BPCE SA 5.15%, 07/21/2024 (B)	400,000	406,385
Credit Agricole SA 4.38%, 03/17/2025 (B)	200,000	191,584
Societe Generale SA 4.25%, 04/14/2025 (B) (D)	200,000	188,052

		786,021

Germany - 0.3%
Deutsche Bank AG 1.88%, 02/13/2018	355,000	353,914

Guernsey, Channel Islands - 0.1%
Credit Suisse Group Funding Guernsey, Ltd. 3.75%, 03/26/2025 (B)	150,000	144,401

Ireland - 0.2%
Perrigo Finance PLC 3.90%, 12/15/2024	200,000	197,484

Japan - 0.3%
Mizuho Bank, Ltd. 3.20%, 03/26/2025 (B)	200,000	196,194
Sumitomo Mitsui Banking Corp. 2.45%, 01/16/2020	250,000	250,568

		446,762

Kazakhstan - 0.1%
KazMunayGas National Co. JSC 7.00%, 05/05/2020 (C)	175,000	187,950

Luxembourg - 0.7%
Actavis Funding SCS
3.45%, 03/15/2022	171,000	169,380
3.80%, 03/15/2025	113,000	111,002
3.85%, 06/15/2024	202,000	199,566
4.85%, 06/15/2044	200,000	192,959

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Luxembourg (continued)
Intelsat Jackson Holdings SA 7.25%, 10/15/2020	$ 65,000	$ 64,269
Millicom International Cellular SA 4.75%, 05/22/2020 (B)	200,000	192,306

		929,482

Mexico - 0.5%
Cemex SAB de CV 6.13%, 05/05/2025 (B) (D)	251,000	247,662
Nemak SA de CV 5.50%, 02/28/2023 (B)	200,000	205,000
Petroleos Mexicanos
4.50%, 01/23/2026 (C) (D)	275,000	268,785
4.88%, 01/18/2024	11,000	11,275

		732,722

Netherlands - 0.4%
LYB International Finance BV 4.00%, 07/15/2023	194,000	198,529
Shell International Finance BV
3.25%, 05/11/2025	200,000	198,056
4.38%, 05/11/2045	50,000	49,354
Siemens Financieringsmaatschappij NV 3.25%, 05/27/2025 (B)	120,000	117,739

		563,678

Norway - 0.1%
Statoil ASA 2.45%, 01/17/2023	180,000	173,471

Spain - 0.2%
Telefonica Emisiones SAU 3.19%, 04/27/2018	195,000	200,312

Sweden - 0.1%
Nordea Bank AB 6.13%, 09/23/2024 (A) (B) (D) (E)	200,000	197,187

Switzerland - 0.6%
Credit Suisse 1.75%, 01/29/2018	250,000	249,028
Credit Suisse AG 6.50%, 08/08/2023 (B)	200,000	218,722
UBS AG 7.63%, 08/17/2022	250,000	293,000

		760,750

United Kingdom - 1.1%
Anglo American Capital PLC 2.63%, 09/27/2017 (B)	200,000	201,098
Barclays Bank PLC 6.05%, 12/04/2017 (B)	188,000	204,551
Barclays PLC 3.65%, 03/16/2025	216,000	204,292
BAT International Finance PLC 3.50%, 06/15/2022 (B)	110,000	111,003
BP Capital Markets PLC
2.32%, 02/13/2020 (D)	140,000	139,443
3.06%, 03/17/2022	105,000	104,726
Ensco PLC 4.50%, 10/01/2024	127,000	121,330
HBOS PLC Series MTN 6.75%, 05/21/2018 (B)	100,000	110,875

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
HSBC Holdings PLC 6.38%, 03/30/2025 (A) (D) (E)	$ 200,000	$ 201,000
WPP Finance 3.75%, 09/19/2024	136,000	135,560

		1,533,878

United States - 26.5%
21st Century Fox America, Inc. 3.00%, 09/15/2022	69,000	67,416
AbbVie, Inc.
2.50%, 05/14/2020	140,000	138,564
3.20%, 11/06/2022	80,000	79,216
3.60%, 05/14/2025	100,000	98,839
4.70%, 05/14/2045	110,000	108,200
Air Lease Corp.
3.75%, 02/01/2022	50,000	49,970
3.88%, 04/01/2021	133,000	134,330
4.25%, 09/15/2024	194,000	192,545
Albemarle Corp. 3.00%, 12/01/2019	40,000	40,078
Altria Group, Inc. 2.63%, 01/14/2020	219,000	218,149
American International Group, Inc.
3.38%, 08/15/2020	265,000	274,293
8.18%, 05/15/2068 (A)	4,000	5,296
Series MTN
5.85%, 01/16/2018	42,000	46,304
American Tower Corp.
3.40%, 02/15/2019	264,000	270,156
4.50%, 01/15/2018	44,000	46,560
AmerisourceBergen Corp. 3.25%, 03/01/2025	110,000	105,823
Amgen, Inc. 3.88%, 11/15/2021	67,000	70,263
Antero Resources Corp. 5.38%, 11/01/2021	30,000	28,800
Apple, Inc.
1.55%, 02/07/2020 (D)	360,000	352,675
2.15%, 02/09/2022	170,000	162,398
2.50%, 02/09/2025	50,000	46,885
Ashland, Inc. 4.75%, 08/15/2022	100,000	98,125
AT&T, Inc.
3.40%, 05/15/2025	154,000	146,871
3.90%, 03/11/2024	194,000	195,645
4.80%, 06/15/2044	132,000	122,958
5.35%, 09/01/2040	44,000	43,319
AvalonBay Communities, Inc. Series MTN 3.50%, 11/15/2024 (D)	61,000	60,822
Bank of America Corp.
Series MTN
3.95%, 04/21/2025	90,000	86,687
4.00%, 04/01/2024	197,000	200,462
4.13%, 01/22/2024	68,000	69,691
4.20%, 08/26/2024	136,000	135,673
4.25%, 10/22/2026	180,000	176,329
4.75%, 04/21/2045	60,000	55,643
5.00%, 01/21/2044	191,000	198,312

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Baxalta, Inc.
3.60%, 06/23/2022 (B)	$ 79,000	$ 78,951
4.00%, 06/23/2025 (B)	200,000	198,513
Becton Dickinson and Co.
1.80%, 12/15/2017	119,000	119,015
2.68%, 12/15/2019	119,000	119,090
3.73%, 12/15/2024	204,000	203,314
Berkshire Hathaway Energy Co. 3.50%, 02/01/2025	112,000	111,532
Burlington Northern Santa Fe LLC 4.55%, 09/01/2044	133,000	130,915
Calpine Corp. 6.00%, 01/15/2022 (B)	225,000	237,937
Capital One NA 1.65%, 02/05/2018	250,000	248,083
Cardinal Health, Inc. 2.40%, 11/15/2019	113,000	112,088
Case New Holland Industrial, Inc. 7.88%, 12/01/2017	100,000	109,500
CBS Corp.
2.30%, 08/15/2019	126,000	124,527
3.70%, 08/15/2024	205,000	200,315
CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%, 09/01/2023 (D)	265,000	265,497
Celgene Corp. 2.25%, 05/15/2019	208,000	208,406
CenturyLink, Inc. 6.75%, 12/01/2023 (D)	250,000	250,781
Cisco Systems, Inc.
3.00%, 06/15/2022	60,000	60,284
3.50%, 06/15/2025 (D)	120,000	121,292
Citigroup, Inc.
1.80%, 02/05/2018	180,000	179,566
4.00%, 08/05/2024	138,000	136,171
5.50%, 09/13/2025	271,000	292,896
6.68%, 09/13/2043	106,000	128,381
Citizens Bank NA Series MTN 2.45%, 12/04/2019	340,000	337,791
Columbia Pipeline Group, Inc.
3.30%, 06/01/2020 (B)	110,000	110,429
4.50%, 06/01/2025 (B)	110,000	108,212
Comerica, Inc. 3.80%, 07/22/2026	205,000	199,180
CommScope, Inc.
5.00%, 06/15/2021 (B)	22,000	21,450
5.50%, 06/15/2024 (B)	27,000	26,258
ConocoPhillips Co.
3.35%, 11/15/2024 (D)	119,000	117,756
4.30%, 11/15/2044	119,000	113,766
Constellation Brands, Inc. 4.25%, 05/01/2023	250,000	246,250
Corporate Office Properties, LP 3.70%, 06/15/2021	162,000	160,490
Cox Communications, Inc. 3.85%, 02/01/2025 (B) (D)	187,000	179,716

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Cummins, Inc. 4.88%, 10/01/2043	$ 40,000	$ 42,536
Diamond Offshore Drilling, Inc. 3.45%, 11/01/2023 (D)	204,000	192,909
Digital Realty Trust, LP 3.95%, 07/01/2022	83,000	82,828
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	268,000	269,542
5.15%, 03/15/2042	126,000	118,541
Discover Bank 2.00%, 02/21/2018	250,000	249,388
DISH DBS Corp. 4.63%, 07/15/2017 (D)	250,000	257,500
Duke Energy Corp. 3.95%, 10/15/2023	128,000	132,803
Duquesne Light Holdings, Inc. 6.40%, 09/15/2020 (B)	113,000	130,924
Eagle Spinco, Inc. 4.63%, 02/15/2021	250,000	242,500
Eastman Chemical Co. 2.70%, 01/15/2020	140,000	139,546
Eaton Corp. 1.50%, 11/02/2017	139,000	138,905
eBay, Inc.
2.88%, 08/01/2021 (D)	164,000	161,867
4.00%, 07/15/2042	68,000	55,181
Emerson Electric Co. 2.63%, 12/01/2021 (D)	164,000	163,645
Enable Midstream Partners, LP 3.90%, 05/15/2024 (B)	201,000	186,255
Energy Transfer Partners, LP
3.60%, 02/01/2023	124,000	117,428
5.15%, 02/01/2043	100,000	89,055
Enterprise Products Operating LLC
3.70%, 02/15/2026	110,000	106,509
3.75%, 02/15/2025 (D)	90,000	88,206
4.90%, 05/15/2046	110,000	103,605
Equity One, Inc. 3.75%, 11/15/2022	78,000	77,126
Exelon Corp.
2.85%, 06/15/2020	110,000	110,638
3.95%, 06/15/2025	110,000	110,649
5.10%, 06/15/2045	60,000	60,240
FCA US LLC / CG Co-Issuer, Inc. 8.25%, 06/15/2021	200,000	218,000
Fidelity National Information Services, Inc. 3.50%, 04/15/2023	138,000	133,948
Fifth Third Bancorp 4.50%, 06/01/2018	224,000	237,265
FirstEnergy Corp.
2.75%, 03/15/2018	73,000	74,075
4.25%, 03/15/2023	74,000	74,462
Five Corners Funding Trust 4.42%, 11/15/2023 (B)	300,000	309,889
FMC Technologies, Inc. 3.45%, 10/01/2022	51,000	49,153

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Ford Motor Co. 4.75%, 01/15/2043	$ 131,000	$ 127,018
Ford Motor Credit Co. LLC
2.60%, 11/04/2019	200,000	198,540
8.13%, 01/15/2020	100,000	122,118
Freeport-McMoRan, Inc.
2.38%, 03/15/2018	201,000	199,461
3.55%, 03/01/2022	57,000	52,761
4.00%, 11/14/2021	131,000	128,639
General Electric Capital Corp.
5.30%, 02/11/2021	119,000	133,807
7.13%, 06/15/2022 (A) (E)	100,000	115,375
General Mills, Inc. 2.20%, 10/21/2019	187,000	185,922
Georgia-Pacific LLC
2.54%, 11/15/2019 (B)	126,000	125,881
3.60%, 03/01/2025 (B)	130,000	128,725
Gilead Sciences, Inc. 3.50%, 02/01/2025	160,000	160,233
Glencore Funding LLC 2.88%, 04/16/2020 (B)	160,000	156,828
Goldman Sachs Group, Inc.
2.60%, 04/23/2020	200,000	198,998
2.90%, 07/19/2018	48,000	49,129
5.15%, 05/22/2045	80,000	77,178
6.75%, 10/01/2037	109,000	127,851
Series MTN
3.85%, 07/08/2024	268,000	267,768
Halliburton Co. 4.75%, 08/01/2043	94,000	96,583
Harris Corp. 3.83%, 04/27/2025	80,000	77,766
Hartford Financial Services Group, Inc. 6.63%, 03/30/2040	153,000	190,749
HCA, Inc. 5.25%, 04/15/2025	215,000	223,600
HCP, Inc.
3.88%, 08/15/2024	273,000	266,404
4.00%, 06/01/2025	140,000	137,060
Hewlett-Packard Co. 2.60%, 09/15/2017	73,000	74,320
Hilcorp Energy I, LP / Hilcorp Finance Co. 5.00%, 12/01/2024 (B)	250,000	234,425
HJ Heinz Co.
2.80%, 07/02/2020 (B) (F)	160,000	160,124
3.95%, 07/15/2025 (B) (F)	270,000	271,497
4.25%, 10/15/2020	250,000	255,312
Humana, Inc. 3.15%, 12/01/2022	137,000	132,144
Huntsman International LLC 4.88%, 11/15/2020	245,000	244,387
Ingersoll-Rand Global Holding Co., Ltd. 4.25%, 06/15/2023	241,000	249,852
International Business Machines Corp. 1.13%, 02/06/2018	180,000	178,857
International Lease Finance Corp. 7.13%, 09/01/2018 (B)	63,000	70,245

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
JBS USA LLC / JBS USA Finance, Inc. 5.75%, 06/15/2025 (B) (D)	$ 70,000	$ 69,192
JM Smucker Co. 3.50%, 03/15/2025 (B)	113,000	110,705
Johnson Controls, Inc. 4.63%, 07/02/2044	135,000	128,815
JPMorgan Chase & Co.
3.88%, 02/01/2024 - 09/10/2024	212,000	213,447
4.13%, 12/15/2026	203,000	199,605
6.00%, 08/01/2023 (A) (E)	68,000	67,490
6.10%, 10/01/2024 (A) (D) (E)	132,000	132,462
6.13%, 04/30/2024 (A) (E)	38,000	38,156
KeyBank NA
2.25%, 03/16/2020	276,000	273,658
3.30%, 06/01/2025	250,000	242,950
Kimco Realty Corp. 3.13%, 06/01/2023 (D)	210,000	201,070
Kinder Morgan Energy Partners, LP
4.25%, 09/01/2024	96,000	93,498
4.30%, 05/01/2024	133,000	131,250
5.40%, 09/01/2044	133,000	120,819
Kinder Morgan, Inc. 4.30%, 06/01/2025	84,000	81,093
KLA-Tencor Corp. 4.13%, 11/01/2021	130,000	133,363
Kohl’s Corp. 4.75%, 12/15/2023	190,000	203,693
Kroger Co. 2.30%, 01/15/2019	227,000	227,850
Laboratory Corp. of America Holdings
2.20%, 08/23/2017	119,000	120,239
2.63%, 02/01/2020	278,000	275,845
3.20%, 02/01/2022	208,000	205,066
Lockheed Martin Corp. 3.80%, 03/01/2045	170,000	151,548
Manufacturers & Traders Trust Co. 2.10%, 02/06/2020	250,000	246,312
Marathon Oil Corp.
3.85%, 06/01/2025	140,000	137,212
5.20%, 06/01/2045	60,000	58,242
Marathon Petroleum Corp.
4.75%, 09/15/2044	139,000	126,865
5.00%, 09/15/2054	24,000	21,745
6.50%, 03/01/2041	96,000	109,057
McDonald’s Corp. Series MTN 3.38%, 05/26/2025	230,000	224,756
McKesson Corp. 2.28%, 03/15/2019 (D)	137,000	136,961
Medtronic, Inc.
3.15%, 03/15/2022 (B)	173,000	173,775
3.50%, 03/15/2025 (B)	181,000	180,382
4.38%, 03/15/2035 (B)	131,000	129,995
4.63%, 03/15/2045 (B)	95,000	96,173
Merck & Co., Inc.
1.85%, 02/10/2020	120,000	118,995
2.35%, 02/10/2022	300,000	290,158
2.75%, 02/10/2025	130,000	124,662

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Microsoft Corp.
2.38%, 02/12/2022	$ 80,000	$ 78,568
3.50%, 02/12/2035	90,000	82,278
Morgan Stanley
2.13%, 04/25/2018	151,000	152,020
2.80%, 06/16/2020	240,000	240,255
3.88%, 04/29/2024	264,000	266,813
3.95%, 04/23/2027	85,000	80,145
4.30%, 01/27/2045	100,000	93,440
Motorola Solutions, Inc. 4.00%, 09/01/2024	136,000	131,917
MUFG Americas Holdings Corp. 2.25%, 02/10/2020	160,000	158,090
NetFlix, Inc. 5.75%, 03/01/2024 (D)	230,000	236,325
Newell Rubbermaid, Inc. 2.88%, 12/01/2019	109,000	110,166
NextEra Energy Capital Holdings, Inc.
2.70%, 09/15/2019	203,000	204,363
3.63%, 06/15/2023	121,000	120,738
Nielsen Finance LLC / Nielsen Finance Co. 5.00%, 04/15/2022 (B)	40,000	39,200
NiSource Finance Corp. 5.25%, 02/15/2043	47,000	50,086
Occidental Petroleum Corp. 3.50%, 06/15/2025	159,000	158,451
ONEOK Partners, LP 3.38%, 10/01/2022	136,000	125,115
Oracle Corp.
2.95%, 05/15/2025	142,000	136,664
3.40%, 07/08/2024	134,000	134,342
3.63%, 07/15/2023	48,000	49,360
4.13%, 05/15/2045	158,000	146,514
Pacific Gas & Electric Co. 3.40%, 08/15/2024	137,000	136,875
Pfizer, Inc. 3.40%, 05/15/2024	200,000	201,574
Philip Morris International, Inc.
1.25%, 11/09/2017	165,000	164,772
4.25%, 11/10/2044	132,000	124,120
Phillips 66 4.88%, 11/15/2044	180,000	171,924
PNC Bank NA
2.25%, 07/02/2019	250,000	249,179
4.20%, 11/01/2025	250,000	262,382
Principal Financial Group, Inc. 3.40%, 05/15/2025	140,000	136,761
Qualcomm, Inc.
3.45%, 05/20/2025	140,000	136,427
4.80%, 05/20/2045	170,000	163,133
Regency Energy Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	35,000	33,775
5.50%, 04/15/2023	185,000	188,293
Reynolds American, Inc.
4.45%, 06/12/2025	60,000	61,129
5.70%, 08/15/2035	50,000	51,843

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	$ 151,000	$ 157,229
Rowan Cos., Inc. 5.85%, 01/15/2044	42,000	35,555
Ryland Group, Inc. 6.63%, 05/01/2020	15,000	16,650
Santander Bank NA 2.00%, 01/12/2018	250,000	249,963
Santander Holdings USA, Inc. 2.65%, 04/17/2020	100,000	98,311
Scripps Networks Interactive, Inc.
2.75%, 11/15/2019	60,000	60,128
3.90%, 11/15/2024	110,000	108,120
Sirius XM Radio, Inc. 5.88%, 10/01/2020 (B)	250,000	256,250
Spectra Energy Partners, LP 3.50%, 03/15/2025	113,000	108,216
St. Jude Medical, Inc.
3.25%, 04/15/2023	136,000	134,095
4.75%, 04/15/2043	128,000	127,924
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	60,000	58,262
5.35%, 05/15/2045	60,000	54,775
Synchrony Financial
2.70%, 02/03/2020	112,000	110,635
3.00%, 08/15/2019	39,000	39,278
3.75%, 08/15/2021	201,000	202,529
Sysco Corp. 3.50%, 10/02/2024	175,000	176,750
T-Mobile USA, Inc.
6.25%, 04/01/2021	35,000	35,875
6.63%, 04/01/2023	235,000	244,106
TEGNA, Inc. 6.38%, 10/15/2023	60,000	62,475
Tenet Healthcare Corp. 6.00%, 10/01/2020	225,000	239,906
Thermo Fisher Scientific, Inc. 1.85%, 01/15/2018	88,000	87,879
Time Warner Cable, Inc. 5.88%, 11/15/2040	136,000	131,666
Time Warner, Inc.
4.05%, 12/15/2023	262,000	268,660
5.35%, 12/15/2043	118,000	120,904
6.50%, 11/15/2036	39,000	45,806
Tyson Foods, Inc. 3.95%, 08/15/2024	227,000	228,666
UDR, Inc. Series MTN 3.75%, 07/01/2024	60,000	59,496
Univision Communications, Inc. 5.13%, 02/15/2025 (B)	140,000	135,128
Verizon Communications, Inc.
3.00%, 11/01/2021	190,000	187,444
3.50%, 11/01/2024	220,000	213,985
4.86%, 08/21/2046	78,000	73,001
5.01%, 08/21/2054	159,000	145,896
5.05%, 03/15/2034	124,000	124,834
5.15%, 09/15/2023	476,000	521,144
6.55%, 09/15/2043	51,000	59,657

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Washington Real Estate Investment Trust 3.95%, 10/15/2022	$ 70,000	$ 68,989
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 (B)	200,000	200,295
3.75%, 09/17/2024 (B)	200,000	197,669
Wells Fargo & Co.
3.90%, 05/01/2045	110,000	98,995
5.38%, 11/02/2043	120,000	128,126
5.90%, 06/15/2024 (A) (E)	47,000	47,118
Series MTN
2.15%, 01/30/2020	120,000	118,854
4.10%, 06/03/2026	266,000	267,121
4.65%, 11/04/2044	197,000	188,823
Williams Cos., Inc. 4.55%, 06/24/2024	203,000	196,724
Williams Partners, LP 3.60%, 03/15/2022	238,000	231,085
WM Wrigley Jr. Co. 2.40%, 10/21/2018 (B)	64,000	64,909
Zimmer Biomet Holdings, Inc. 4.45%, 08/15/2045	100,000	91,726

		36,686,097

Venezuela - 0.0% (G)
Petroleos de Venezuela SA
5.25%, 04/12/2017 (C)	30,000	14,938
9.00%, 11/17/2021 (C)	27,000	11,003

		25,941

Total Corporate Debt Securities (Cost $48,291,009)		47,397,505

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Brazil - 0.1%
Brazilian Government International Bond 8.75%, 02/04/2025 (D)	100,000	131,500

Colombia - 0.1%
Colombia Government International Bond 8.13%, 05/21/2024	100,000	128,150

Dominican Republic - 0.1%
Dominican Republic International Bond 5.50%, 01/27/2025 (B)	150,000	150,375

Hungary - 0.1%
Hungary Government International Bond 5.38%, 02/21/2023	124,000	134,131

Indonesia - 0.2%
Indonesia Government International Bond 8.50%, 10/12/2035 (C)	200,000	270,000

Lebanon - 0.1%
Lebanon Government International Bond 6.00%, 01/27/2023 (C)	110,000	110,825

Philippines - 0.1%
Philippine Government International Bond 9.50%, 02/02/2030	75,000	121,406

Romania - 0.1%
Romanian Government International Bond Series MTN 4.38%, 08/22/2023 (C)	100,000	102,490

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational - 0.0% (G)
Inter-American Development Bank 1.38%, 07/15/2020	$ 57,000	$ 56,103

Ukraine - 0.1%
Ukraine AID US Government 1.85%, 05/29/2020	200,000	200,158

Uruguay - 0.1%
Uruguay Government International Bond 7.63%, 03/21/2036	50,000	66,625

Total Foreign Government Obligations (Cost $1,509,206)		1,471,763

MORTGAGE-BACKED SECURITIES - 10.9%
United States - 10.9%
Alternative Loan Trust
Series 2005-10CB, Class 1A1
0.69%, 05/25/2035 (A)	324,529	272,080
Series 2005-6CB, Class 1A3
5.25%, 04/25/2035	149,254	138,706
Series 2005-J2, Class 1A12
0.59%, 04/25/2035 (A)	714,882	595,856
Series 2006-19CB, Class A12
0.59%, 08/25/2036 (A)	374,864	270,474
Series 2007-2CB, Class 2A1
0.79%, 03/25/2037 (A)	376,319	264,252
BAMLL Re-REMIC Trust
Series 2014-FRR7, Class A
2.43%, 10/26/2044 (A) (B)	170,000	167,083
Series 2014-FRR9, Class A
2.91%, 12/26/2046 (A) (B)	312,180	308,849
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.75%, 06/10/2049 (A)	330,000	342,116
Series 2007-3, Class B
5.75%, 06/10/2049 (A)	100,000	101,517
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2003-2, Class H
5.95%, 03/11/2041 (A) (B)	44,000	48,628
Series 2004-2, Class H
6.23%, 11/10/2038 (A) (B)	60,000	60,746
Banc of America Mortgage Trust Series 2005-J, Class 2A4 2.71%, 11/25/2035 (A)	30,512	28,044
Bear Stearns Commercial Mortgage Securities Trust
Series 2004-PWR6, Class F
5.88%, 11/11/2041 (A) (B)	80,000	87,664
Series 2005-PWR8, Class C
4.86%, 06/11/2041	100,000	99,931
Series 2005-T18, Class G
5.92%, 02/13/2042 (A) (B)	600,000	563,051
Series 2007-PW17, Class AJ
6.08%, 06/11/2050 (A)	150,000	153,871
CD Commercial Mortgage Trust Series 2005-CD1, Class B 5.38%, 07/15/2044 (A)	50,000	50,283
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class D 3.77%, 04/10/2028 (A) (B)	100,000	101,228

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Chase Mortgage Finance Trust Series 2006-A1, Class 2A3 2.53%, 09/25/2036 (A)	$ 102,997	$ 91,129
CHL Mortgage Pass-Through Trust Series 2004-22, Class A3 2.43%, 11/25/2034 (A)	229,119	216,378
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class D 5.04%, 09/10/2045 (A) (B)	120,000	119,310
Citigroup Mortgage Loan Trust
Series 2005-3, Class 2A2
2.63%, 08/25/2035 (A)	317,167	293,376
Series 2006-AR2, Class 1A1
2.70%, 03/25/2036 (A)	429,528	393,335
Series 2006-AR2, Class 1A2
2.61%, 03/25/2036 (A)	215,495	204,882
Series 2006-AR9, Class 2A
5.48%, 11/25/2036 (A)	208,311	182,642
COMM Mortgage Trust, Interest Only STRIPS
Series 2013-CR12, Class XA
1.58%, 10/10/2046 (A)	896,112	70,580
Series 2014-LC15, Class XA
1.57%, 04/10/2047 (A)	680,474	53,004
Commercial Mortgage Trust Series 2007-GG11, Class AJ 6.25%, 12/10/2049 (A)	320,000	332,862
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C4, Class J
5.32%, 08/15/2036 (A) (B)	2,985	2,987
Series 2004-C2, Class E
5.74%, 05/15/2036 (A) (B)	200,000	215,844
CSMC Trust Series 2010-RR6, Class B 5.86%, 04/12/2049 (A) (B)	17,718	17,697
DBUBS Mortgage Trust Series 2011-LC2A, Class D 5.64%, 07/10/2044 (A) (B)	100,000	104,318
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1, Class A1 4.35%, 06/27/2037 (A) (B)	334,213	334,219
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C02, Class 1M2
4.18%, 05/25/2025 (A)	130,000	127,029
Series 2015-C02, Class 2M2
4.18%, 05/25/2025 (A)	80,000	78,023
First Horizon Alternative Mortgage Securities Series 2006-FA8, Class 1A7 6.00%, 02/25/2037	175,646	144,767
FREMF Mortgage Trust, Interest Only STRIPS Series 2012-K17, Class X2A 0.10%, 12/25/2044 (B)	6,840,104	35,083
GE Capital Commercial Mortgage Corp. Series 2005-C2, Class H 5.62%, 05/10/2043 (A) (B)	198,817	198,678

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
GMAC Commercial Mortgage Securities, Inc. Trust
Series 2003-C1, Class L
5.00%, 05/10/2036 (A) (B)	$ 4,879	$ 4,890
Series 2004-C3, Class D
5.04%, 12/10/2041 (A)	70,000	71,541
GS Mortgage Securities Trust Series 2010-C2, Class D 5.40%, 12/10/2043 (A) (B)	300,000	312,842
GS Mortgage Securities Trust, Interest Only STRIPS
Series 2012-GCJ7, Class XA
2.72%, 05/10/2045 (A)	952,202	97,316
Series 2013-GC16, Class XA
1.71%, 11/10/2046 (A)	984,381	71,135
HomeBanc Mortgage Trust
Series 2004-1, Class 2A
1.05%, 08/25/2029 (A)	8,618	8,050
Series 2005-3, Class A2
0.50%, 07/25/2035 (A)	141,176	130,189
Series 2006-2, Class A2
0.41%, 12/25/2036 (A)	139,092	120,639
JPMBB Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2013-C14, Class XA
1.14%, 08/15/2046 (A)	1,409,082	56,304
Series 2015-C28, Class XA
1.35%, 10/15/2048 (A)	4,466,135	336,970
JPMorgan Chase Commercial Mortgage Securities Corp., Interest Only STRIPS Series 2012-LC9, Class XB 0.44%, 12/15/2047 (A) (B)	6,270,000	150,662
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2004-CB9, Class E
5.85%, 06/12/2041 (A)	40,000	38,899
Series 2004-CBX, Class C
5.07%, 01/12/2037 (A)	130,000	130,245
Series 2004-CBX, Class D
5.10%, 01/12/2037 (A)	80,000	79,795
Series 2006-LDP8, Class D
5.62%, 05/15/2045 (A)	120,000	120,309
Series 2011-C4, Class TAC1
7.99%, 07/15/2046 (B) (H)	464,180	507,813
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2012-CBX, Class XA
1.93%, 06/15/2045 (A)	3,606,503	258,496
Series 2013-C13, Class XA
0.76%, 01/15/2046 (A)	1,755,899	36,479
JPMorgan Chase Securities Corp. Commercial Mortgage Pass-Through Trust Series 2004-C2, Class H 5.74%, 05/15/2041 (A) (B)	20,000	20,805
JPMorgan Mortgage Trust
Series 2005-S3, Class 1A10
6.00%, 01/25/2036	176,751	157,540
Series 2006-S2, Class 1A18
6.00%, 07/25/2036	569,665	515,839

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
LB-UBS Commercial Mortgage Trust
Series 2005-C5, Class G
5.35%, 09/15/2040 (A) (B)	$ 80,000	$ 79,509
Series 2005-C7, Class E
5.35%, 11/15/2040 (A)	110,000	111,436
Series 2006-C6, Class JR11
6.10%, 09/15/2039 (A) (B) (H)	443,128	458,115
Series 2007-C6, Class AJ
6.33%, 07/15/2040 (A)	90,000	94,056
LB-UBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2004-C1, Class XST
1.00%, 01/15/2036 (A) (B)	756,904	8,670
Series 2006-C7, Class XW
0.85%, 11/15/2038 (A) (B)	6,008,198	48,126
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class D 4.85%, 08/15/2045 (A) (B)	130,000	132,939
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2012-C6, Class XA
2.28%, 11/15/2045 (A) (B)	672,345	57,681
Series 2013-C7, Class XA
1.82%, 02/15/2046 (A)	3,478,942	272,098
Morgan Stanley Capital I Trust
Series 2005-HQ6, Class F
5.27%, 08/13/2042 (A)	400,000	399,442
Series 2005-HQ6, Class G
5.38%, 08/13/2042 (A) (B)	50,000	49,899
Series 2008-T29, Class D
6.46%, 01/11/2043 (A) (B)	100,000	103,664
Series 2011-C1, Class D
5.42%, 09/15/2047 (A) (B)	200,000	215,154
Morgan Stanley Mortgage Loan Trust Series 2006-3AR, Class 2A1 2.80%, 03/25/2036 (A)	56,769	46,508
Morgan Stanley Re-REMIC Trust
Series 2010-C30A, Class A3B
5.25%, 12/17/2043 (A) (B)	57,398	57,364
Series 2012-XA, Class B
0.25%, 07/27/2049 (B)	100,000	88,640
Structured Adjustable Rate Mortgage Loan Trust Series 2005-4, Class 3A1 2.49%, 03/25/2035 (A)	309,237	302,894
Structured Asset Mortgage Investments II Trust Series 2005-AR1, Class A1 0.67%, 04/19/2035 (A)	19,221	17,757
Wachovia Bank Commercial Mortgage Trust Series 2005-C17, Class G 5.70%, 03/15/2042 (A) (B)	85,000	84,807
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR10, Class 1A1
2.25%, 09/25/2036 (A)	287,215	258,572
Series 2006-AR12, Class 2A3
1.74%, 10/25/2036 (A)	207,694	173,194

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2006-AR14, Class 1A3
1.97%, 11/25/2036 (A)	$ 325,863	$ 287,802
Series 2006-AR6, Class 2A3
4.44%, 08/25/2036 (A)	54,600	49,241
Series 2007-HY2, Class 1A1
2.25%, 12/25/2036 (A)	288,124	258,447
Series 2007-HY4, Class 1A1
1.94%, 04/25/2037 (A)	28,855	24,963
Series 2007-HY7, Class 2A2
2.16%, 07/25/2037 (A)	157,275	133,446
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2005-8, Class 1A2 5.50%, 10/25/2035	453,660	423,007
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR6, Class 3A1
2.58%, 03/25/2036 (A)	95,599	92,571
Series 2006-AR7, Class 2A4
2.73%, 05/25/2036 (A)	276,234	262,215
Series 2007-AR7, Class A1
2.58%, 12/28/2037 (A)	329,452	304,041
WFRBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C8, Class XA
2.35%, 08/15/2045 (A) (B)	412,419	38,992
Series 2013-C12, Class XA
1.62%, 03/15/2048 (A) (B)	1,511,540	112,870

Total Mortgage-Backed Securities (Cost $15,235,255)		15,145,400

U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.8%
Federal Home Loan Mortgage Corp.
3.00%, TBA (F) (I)	4,203,000	4,221,278
3.00%, 03/01/2045	501,319	499,123
3.50%, 03/01/2045	237,911	245,358
3.50%, TBA (F) (I)	5,281,000	5,418,698
4.00%, 03/01/2045 - 06/01/2045	1,347,663	1,429,556
5.50%, 11/01/2038	421,469	475,873
Federal Home Loan Mortgage Corp. REMIC
5.00%, 08/15/2036	1,305,189	1,445,092
5.50%, 06/15/2037	267,330	300,102
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
2.39%, 03/25/2025 (A)	100,000	99,282
3.79%, 04/25/2024 (A)	120,000	115,969
3.99%, 03/25/2025 (A)	110,000	108,427
4.34%, 01/25/2025 (A)	340,000	345,447
4.94%, 10/25/2024 (A)	100,000	103,738
Federal National Mortgage Association
2.50%, TBA (F) (I)	2,294,000	2,316,950
3.00%, TBA (F) (I)	1,844,000	1,842,649
3.00%, 07/01/2043	46,458	46,485
3.50%, TBA (F) (I)	1,398,000	1,436,991
4.00%, 06/01/2045	883,634	939,764
4.00%, TBA (F) (I)	5,073,000	5,362,856
4.50%, 03/01/2044	107,161	115,853

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.50%, TBA (F) (I)	$ 4,163,000	$ 4,500,594
5.00%, 07/01/2039	426,273	474,252
Federal National Mortgage Association Connecticut Avenue Securities
3.09%, 07/25/2024 (A)	60,000	55,524
4.49%, 02/25/2025 (A)	120,000	120,000
4.74%, 02/25/2025 (A)	160,000	161,626
5.09%, 11/25/2024 (A)	190,000	196,018
5.19%, 11/25/2024 (A)	100,000	103,230
Federal National Mortgage Association REMIC 3.00%, 02/25/2041	1,609,899	1,661,658
Government National Mortgage Association
3.00%, TBA (F) (I)	880,000	886,084
3.50%, TBA (F) (I)	3,360,000	3,478,125
4.00%, 02/20/2045	686,506	727,633
4.75%, 05/20/2039	70,000	77,234
5.00%, 11/15/2039	527,078	584,227

Total U.S. Government Agency Obligations (Cost $39,831,762)		39,895,696

U.S. GOVERNMENT OBLIGATIONS - 33.1%
U.S. Treasury Bond 2.50%, 02/15/2045 (D)	4,802,000	4,226,144
U.S. Treasury Note
0.63%, 05/31/2017 - 06/30/2017	8,388,000	8,384,720
1.13%, 06/15/2018	13,977,000	14,029,414
1.38%, 09/30/2018	78,000	78,646
1.50%, 07/31/2016	1,276,000	1,291,552
1.63%, 06/30/2020	11,232,000	11,231,124
1.88%, 05/31/2022	2,004,000	1,981,768

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
U.S. Treasury Note (continued)
2.00%, 06/30/2022	$ 1,870,000	$ 1,877,889
2.13%, 05/15/2025 (D) (F)	2,802,000	2,751,214

Total U.S. Government Obligations (Cost $45,890,891)		45,852,471

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (J)	9,016,376	9,016,376

Total Securities Lending Collateral (Cost $9,016,376)		9,016,376

	Principal	Value
REPURCHASE AGREEMENT - 4.8%
State Street Bank & Trust Co. 0.01% (J), dated 06/30/2015, to be repurchased at $6,653,203 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2031, and with a value of $6,788,186.	$ 6,653,201	6,653,201

Total Repurchase Agreement (Cost $6,653,201)		6,653,201

Total Investments (Cost $177,158,031) (K)		176,193,624
Net Other Assets (Liabilities) - (27.3)%		(37,810,679)

Net Assets - 100.0%		$138,382,945

CENTRALLY CLEARED SWAP AGREEMENTS: (L)

Interest Rate Swap Agreements - Fixed Rate Receivable
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.00%	11/05/2019	USD	9,540,000	$183,260	$0	$183,260
3-Month USD-LIBOR	2.41	10/30/2024	USD	2,431,000	13,907	0	13,907

Total					$197,167	$0	$197,167

Interest Rate Swap Agreements - Fixed Rate Payable
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.67%	10/30/2019	USD	4,677,000	$(32,989)	$0	$(32,989)
3-Month USD-LIBOR	2.76	11/05/2024	USD	5,060,000	(203,407)	0	(203,407)

Total					$(236,396)	$0	$(236,396)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FUTURES CONTRACTS: (M)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	64	09/30/2015	$24,247	$—
5-Year U.S. Treasury Note	Short	(185)	09/30/2015	—	(7,038)
10-Year U.S. Treasury Note	Short	(2)	09/21/2015	—	(2,564)
U.S. Treasury Bond	Long	7	09/21/2015	—	(24,470)
U.S. Treasury Bond	Long	6	09/21/2015	—	(31,555)

Total				$24,247	$(65,627)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	08/14/2015	EUR	608,207	USD	690,000	$—	$(11,522)
BCLY	08/14/2015	USD	690,000	JPY	85,106,912	—	(5,773)
DUB	08/14/2015	EUR	29,606	USD	33,182	—	(156)
DUB	08/14/2015	USD	690,000	EUR	618,650	—	(128)
DUB	08/14/2015	USD	1,380,000	JPY	170,213,078	—	(11,540)
GSC	08/14/2015	EUR	1,835,977	USD	2,070,000	—	(21,898)
GSC	08/14/2015	USD	2,070,000	EUR	1,855,140	521	—
GSC	08/14/2015	USD	690,000	JPY	85,097,631	—	(5,697)

Total						$521	$(56,714)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	26.0%	$45,852,471
U.S. Government Agency Obligations	22.6	39,895,696
Mortgage-Backed Securities	8.6	15,145,400
Asset-Backed Securities	6.1	10,761,212
Banks	3.5	6,248,101
Oil, Gas & Consumable Fuels	2.7	4,706,832
Diversified Financial Services	2.0	3,492,962
Media	1.6	2,846,951
Diversified Telecommunication Services	1.5	2,596,171
Pharmaceuticals	1.5	2,571,344
Real Estate Investment Trusts	1.2	2,154,087
Capital Markets	1.0	1,846,597
Metals & Mining	1.0	1,745,434
Health Care Providers & Services	0.9	1,551,672
Foreign Government Obligations	0.8	1,471,763
Energy Equipment & Services	0.8	1,384,469
Health Care Equipment & Supplies	0.8	1,375,489
Food Products	0.8	1,346,327
Electric Utilities	0.8	1,338,841
Chemicals	0.7	1,252,693
Insurance	0.6	1,066,731
Commercial Services & Supplies	0.5	869,586
Technology Hardware, Storage & Peripherals	0.4	743,205
Tobacco	0.4	731,016
Software	0.4	627,726
Wireless Telecommunication Services	0.3	472,287
Trading Companies & Distributors	0.3	447,090
Communications Equipment	0.3	438,967

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Biotechnology	0.2%	$438,902
Semiconductors & Semiconductor Equipment	0.2	432,923
Internet Software & Services	0.2	410,858
Food & Staples Retailing	0.2	404,600
Consumer Finance	0.2	352,442
Automobiles	0.2	345,018
IT Services	0.2	312,805
Paper & Forest Products	0.1	254,606
Construction Materials	0.1	247,662
Beverages	0.1	246,250
Independent Power and Renewable Electricity Producers	0.1	237,937
Internet & Catalog Retail	0.1	236,325
Hotels, Restaurants & Leisure	0.1	224,756
Multiline Retail	0.1	203,693
Electrical Equipment	0.1	163,645
Machinery	0.1	152,036
Aerospace & Defense	0.1	151,548
Marine	0.1	140,964
Road & Rail	0.1	130,915
Auto Components	0.1	128,815
Household Durables	0.1	126,816
Multi-Utilities	0.1	111,532
Life Sciences Tools & Services	0.1	87,879

Investments, at Value	91.1	160,524,047
Short-Term Investments	8.9	15,669,577

Total Investments	100.0%	$176,193,624

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$10,761,212	$—	$10,761,212
Corporate Debt Securities	—	47,397,505	—	47,397,505
Foreign Government Obligations	—	1,471,763	—	1,471,763
Mortgage-Backed Securities	—	15,145,400	—	15,145,400
U.S. Government Agency Obligations	—	39,895,696	—	39,895,696
U.S. Government Obligations	—	45,852,471	—	45,852,471
Securities Lending Collateral	9,016,376	—	—	9,016,376
Repurchase Agreement	—	6,653,201	—	6,653,201

Total Investments	$9,016,376	$167,177,248	$—	$176,193,624

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$197,167	$—	$197,167
Futures Contracts (O)	24,247	—	—	24,247
Forward Foreign Currency Contracts (O)	—	521	—	521

Total Other Financial Instruments	$24,247	$197,688	$—	$221,935

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(236,396)	$—	$(236,396)
Futures Contracts (O)	(65,627)	—	—	(65,627)
Forward Foreign Currency Contracts (O)	—	(56,714)	—	(56,714)

Total Other Financial Instruments	$(65,627)	$(293,110)	$—	$(358,737)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of June 30, 2015.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the total aggregate value of 144A securities is $22,733,919, representing 16.4% of the Portfolio’s net assets.
(C)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(D)	All or a portion of the security is on loan. The value of all securities on loan is $8,833,448. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	The security has a perpetual maturity; the date displayed is the next call date.
(F)	When-issued security or delayed-delivery security; to be settled and delivered after June 30, 2015.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $965,928, representing 0.7% of the Portfolio’s net assets.
(I)	Cash in the amount of $264,000 has been segregated by the custodian as collateral for open TBA commitment transactions.
(J)	Rate disclosed reflects the yield at June 30, 2015.
(K)	Aggregate cost for federal income tax purposes is $177,158,031. Aggregate gross unrealized appreciation and depreciation for all securities is $453,031 and $1,417,438, respectively. Net unrealized depreciation for tax purposes is $964,407.
(L)	Cash in the amount of $95,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(M)	Cash in the amount of $447,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(N)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(O)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $170,504,830) (including securities loaned of $8,833,448)	$169,540,423
Repurchase agreement, at value (cost $6,653,201)	6,653,201
Cash on deposit with broker	542,000
Cash on deposit with custodian	264,000
Unrealized appreciation on forward foreign currency contracts	521
Receivables:
Shares sold	125
Investments sold	12,985,601
When-issued or delayed-delivery securities sold	37,607,510
Interest	709,122
Tax reclaims	2,307
Net income from securities lending	8,518
Prepaid expenses	413

Total assets	228,313,741

Liabilities:
Payables and other liabilities:
Investments purchased	13,100,008
When-issued or delayed-delivery securities purchased	67,646,080
Investment advisory fees	60,737
Distribution and service fees	49
Administration fees	3,037
Transfer agent fees	296
Trustees and CCO fees	654
Audit and tax fees	8,835
Legal fees	743
Printing and shareholder reports fees	3,003
Variation margin payable on derivative financial instruments	34,216
Other	48
Collateral for securities on loan	9,016,376
Unrealized depreciation on forward foreign currency contracts	56,714

Total liabilities	89,930,796

Net assets	$138,382,945

Net assets consist of:
Capital stock ($0.01 par value)	$137,222
Additional paid-in capital	137,345,883
Undistributed (distributions in excess of) net investment income (loss)	3,020,189
Accumulated net realized gain (loss)	(1,018,964)
Net unrealized appreciation (depreciation) on:
Investments	(964,407)
Futures contracts	(41,380)
Swap agreements	(39,229)
Translation of assets and liabilities denominated in foreign currencies	(56,369)

Net assets	$138,382,945

Net assets by class:
Initial Class	$138,160,160
Service Class	222,785

Shares outstanding:
Initial Class	13,699,989
Service Class	22,181

Net asset value and offering price per share:
Initial Class	$10.08
Service Class	10.04

STATEMENT OF OPERATIONS

For the period ended June 30, 2015 (unaudited)

Investment Income:
Interest income	$1,883,090
Net income from securities lending	49,967
Withholding taxes on foreign income	(868)

Total investment income	1,932,189

Expenses:
Investment advisory fees	346,942
Distribution and service fees:
Service Class	280
Administration fees	17,347
Transfer agent fees	951
Trustees and CCO fees	2,030
Audit and tax fees	8,716
Custody fees	64,820
Legal fees	3,070
Printing and shareholder reports fees	29
Other	2,025

Total expenses	446,210

Net investment income (loss)	1,485,979

Net realized gain (loss) on:
Investments	8,401
Futures contracts	(292,288)
Written options and swaptions	(56,305)
Swap agreements	(51,399)
Foreign currency transactions	2,874

Net realized gain (loss)	(388,717)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,159,373)
Futures contracts	(90,269)
Swap agreements	65,087
Translation of assets and liabilities denominated in foreign currencies	(55,288)

Net change in unrealized appreciation (depreciation)	(1,239,843)

Net realized and change in unrealized gain (loss)	(1,628,560)

Net increase (decrease) in net assets resulting from operations	$(142,581)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$1,485,979	$1,506,310
Net realized gain (loss)	(388,717)	1,097,588
Net change in unrealized appreciation (depreciation)	(1,239,843)	699,490

Net increase (decrease) in net assets resulting from operations	(142,581)	3,303,388

Distributions to shareholders:
Net investment income:
Initial Class	—	(566,473)
Service Class	—	(2,269)

Total distributions from net investment income	—	(568,742)

Capital share transactions:
Proceeds from shares sold:
Initial Class	487,393	86,174,617
Service Class	258	8,518

	487,651	86,183,135

Dividends and distributions reinvested:
Initial Class	—	566,473
Service Class	—	2,269

	—	568,742

Cost of shares redeemed:
Initial Class	(9,188)	(77,926)
Service Class	(970)	(5,176)

	(10,158)	(83,102)

Net increase (decrease) in net assets resulting from capital share transactions	477,493	86,668,775

Net increase (decrease) in net assets	334,912	89,403,421

Net assets:
Beginning of period/year	138,048,033	48,644,612

End of period/year	$138,382,945	$138,048,033

Undistributed (distributions in excess of) net investment income (loss)	$3,020,189	$1,534,210

Capital share transactions - shares:
Shares issued:
Initial Class	47,597	8,591,644
Service Class	25	848

	47,622	8,592,492

Shares reinvested:
Initial Class	—	56,534
Service Class	—	227

	—	56,761

Shares redeemed:
Initial Class	(894)	(7,738)
Service Class	(95)	(520)

	(989)	(8,258)

Net increase (decrease) in shares outstanding:
Initial Class	46,703	8,640,440
Service Class	(70)	555

	46,633	8,640,995

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and year indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013 (A)
Net asset value, beginning of period/year	$10.09		$9.66	$10.00

Investment operations:
Net investment income (loss) (B)	0.11		0.19	0.11
Net realized and unrealized gain (loss)	(0.12)		0.35	(0.45)

Total investment operations	(0.01)		0.54	(0.34)

Distributions:
Net investment income	—		(0.11)	—

Net asset value, end of period/year	$10.08		$10.09	$9.66

Total return (C)	0.00	%(D)	5.63%	(3.40	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$138,160		$137,824	$48,436
Expenses to average net assets	0.64	%(E)	0.69%	0.76	%(E)
Net investment income (loss) to average net assets	2.14	%(E)	1.92%	1.67	%(E)
Portfolio turnover rate	292	%(D)	787%	421	%(D)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and year indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013 (A)
Net asset value, beginning of period/year	$10.07		$9.65	$10.00

Investment operations:
Net investment income (loss) (B)	0.10		0.18	0.10
Net realized and unrealized gain (loss)	(0.13)		0.34	(0.45)

Total investment operations	(0.03)		0.52	(0.35)

Distributions:
Net investment income	—		(0.10)	—

Net asset value, end of period/year	$10.04		$10.07	$9.65

Total return (C)	(0.30	)%(D)	5.41%	(3.50	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$223		$224	$209
Expenses to average net assets	0.89	%(E)	0.94%	1.01	%(E)
Net investment income (loss) to average net assets	1.89	%(E)	1.79%	1.51	%(E)
Portfolio turnover rate	292	%(D)	787%	421	%(D)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Voya Intermediate Bond VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the over-the-counter (“OTC”) inter-bank currency

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

dealer market. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Open forward foreign currency contracts at June 30, 2015, if any, are listed in the Schedule of Investments.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Open option contracts at June 30, 2015, if any, are included within the Schedule of Investments.

Transactions in written swaptions at June 30, 2015 are as follows:

	Call Options		Put Options
	Amount of Premiums	Notional Amount	Amount of Premiums	Notional Amount
Balance at December 31, 2014	$—	USD —	$—	USD —
Options written	56,423	16,074,000	54,717	16,074,000
Options closed	(56,423)	(16,074,000)	(54,717)	(16,074,000)
Options expired	—	—	—	—
Options exercised	—	—	—	—
Balance at June 30, 2015	$—	USD —	$—	USD —

Futures contracts: The Portfolio is subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2015, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is shown on the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the OTC market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses in the Statement of Operations. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Specific risks and accounting related to each type of swap agreement are identified and described as follows:

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swaps, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Open centrally cleared swap agreements at June 30, 2015, if any, are listed in the Schedule of Investments. The centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded by the Portfolio, if applicable, and is shown on the Statement of Assets and Liabilities.

Open OTC swap agreements at June 30, 2015, if any, are listed in the Schedule of Investments. The value, as applicable, is shown on the Statement of Assets and Liabilities.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuation.

TBA commitments held at June 30, 2015, if any, are identified in the Schedule of Investments. Open balances at June 30, 2015, if any, are included in the payable or receivable for When-issued or delayed-delivery securities purchased or sold in the Statement of Assets and Liabilities.

When-Issued, forward delivery securities and delayed-delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

When-issued securities or delayed-delivery securities held at June 30, 2015, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued or delayed-delivery securities purchased in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2015, if any, are identified in the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2015:

Portfolio	Market Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative VP	$4,081,516	2.95%
Transamerica Asset Allocation – Moderate VP	133,451,888	96.44
Transamerica Voya Balanced Allocation VP	527,194	0.38
Transamerica Voya Conservative Allocation VP	137,727	0.10
Transamerica Voya Moderate Growth Allocation VP	34,560	0.02
Total	$138,232,885	99.89%

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $1 billion	0.50%
Over $1 billion	0.48%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.99%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 35,859,614	$ 358,312,012	$ 30,742,742	$ 364,961,601

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015. The primary risks pertaining to each derivative type is disclosed in further detail within the Organization and Significant Accounting Policies section of the notes.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized appreciation on futures contracts (A) (B)	$24,247	$—	$—	$—	$—	$24,247
Centrally cleared swap agreements, at value (A) (C)	197,167	—	—	—	—	197,167
Unrealized appreciation on forward foreign currency contracts	—	521	—	—	—	521
Total (D)	$221,414	$521	$—	$—	$—	$221,935
Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (B)	$(65,627)	$—	$—	$—	$—	$(65,627)
Centrally cleared swap agreements, at value (A) (C)	(236,396)	—	—	—	—	(236,396)
Unrealized depreciation on forward foreign currency contracts	—	(56,714)	—	—	—	(56,714)
Total (D)	$(302,023)	$(56,714)	$—	$—	$—	$(358,737)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	Included within fair value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(D)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$(36,606)	$—	$—	$—	$—	$(36,606)
Futures contracts	(292,288)	—	—	—	—	(292,288)
Written options and swaptions	(56,305)	—	—	—	—	(56,305)
Swap agreements	9,192	—	—	(60,591)	—	(51,399)
Forward foreign currency contracts (B)	—	(2,741)	—	—	—	(2,741)
Total	$(376,007)	$(2,741)	$—	$(60,591)	$—	$(439,339)

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (C)	$50,088	$—	$—	$—	$—	$50,088
Futures contracts	(90,269)	—	—	—	—	(90,269)
Swap agreements	65,087	—	—	—	—	65,087
Forward foreign currency contracts (D)	—	(55,277)	—	—	—	(55,277)
Total	$24,906	$(55,277)	$—	$—	$—	$(30,371)

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statement of Operations.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions on the Statement of Operations.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies on Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

Purchased Options and Swaptions at Value		Written Options and Swaptions at Value		Forward Foreign Currency Contracts at Contract Amount			Futures Contracts at Notional Amount		Swap Agreements at Notional Amount (A)
Calls	Puts	Calls	Puts	Purchased	Sold	Cross Currency	Long	Short
$ —	$ 4,904	$ —	$ (39,922)	$ 489,174	$ 5,520,000	$ —	15,585,714	(21,985,714)	26,516,177

(A)	USD equivalent of notional amount.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (futures contracts, exchange traded options, and exchange traded swap agreements) while collateral terms are contract specific for OTC traded derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2015. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

		Gross Amounts Not Offset in the Statement of Assets and Liabilities				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Financial Instruments	Collateral Received (B)	Net Amount	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities (A)	Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Barclays Bank PLC	$—	$—	$—	$—	$17,295	$—	$—	$17,295
Deutsche Bank AG	—	—	—	—	11,824	—	—	11,824
Goldman Sachs International	521	(521)	—	—	27,595	(521)	—	27,074
Other Derivatives (C)	221,414	—	—	221,414	302,023	—	—	302,023
Total	$221,935	$(521)	$—	$221,414	$358,737	$(521)	$—	$358,216

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Asset and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

NOTE 6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Voya Intermediate Bond VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Voya Investment Management Co. LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for the period ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1-year period.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM and/or Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Intermediate Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Large Cap Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Initial Class	$1,000.00	$1,038.10	$4.55	$1,020.30	$4.51	0.90%
Service Class	1,000.00	1,036.70	5.81	1,019.10	5.76	1.15

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.9%
Securities Lending Collateral	20.1
Repurchase Agreement	2.4
Net Other Assets (Liabilities)	(21.4)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Large Cap Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 1.0%
Textron, Inc.	16,012	$ 714,616

Airlines - 1.2%
Delta Air Lines, Inc.	21,563	885,808

Beverages - 4.0%
Monster Beverage Corp. (A)	7,014	940,017
PepsiCo, Inc.	20,433	1,907,216

		2,847,233

Biotechnology - 7.5%
Amgen, Inc.	6,480	994,810
Biogen, Inc. (A)	3,380	1,365,317
Celgene Corp. (A)	8,770	1,014,996
Gilead Sciences, Inc.	16,150	1,890,842

		5,265,965

Capital Markets - 1.6%
BlackRock, Inc., Class A	3,331	1,152,459

Chemicals - 2.2%
Eastman Chemical Co.	8,760	716,743
Sherwin-Williams Co. (B)	3,070	844,312

		1,561,055

Commercial Services & Supplies - 1.1%
Tyco International PLC	19,577	753,323

Containers & Packaging - 2.1%
Crown Holdings, Inc. (A) (B)	16,629	879,840
Packaging Corp. of America (B)	9,683	605,091

		1,484,931

Diversified Financial Services - 1.5%
Intercontinental Exchange, Inc.	4,790	1,071,092

Electrical Equipment - 1.2%
AMETEK, Inc., Class A (B)	15,322	839,339

Energy Equipment & Services - 1.0%
Halliburton Co.	16,300	702,041

Food & Staples Retailing - 3.9%
Costco Wholesale Corp.	9,883	1,334,798
CVS Health Corp.	13,635	1,430,039

		2,764,837

Health Care Equipment & Supplies - 1.0%
Edwards Lifesciences Corp. (A)	5,050	719,272

Health Care Providers & Services - 1.9%
McKesson Corp.	5,978	1,343,914

Hotels, Restaurants & Leisure - 2.4%
Chipotle Mexican Grill, Inc., Class A (A) (B)	1,238	748,977
Hilton Worldwide Holdings, Inc. (A)	33,625	926,369

		1,675,346

Household Products - 1.0%
Church & Dwight Co., Inc.	8,367	678,815

Industrial Conglomerates - 2.5%
Danaher Corp.	10,697	915,556
Roper Technologies, Inc. (B)	4,770	822,634

		1,738,190

Insurance - 1.5%
Aon PLC	10,565	1,053,119

Internet & Catalog Retail - 2.5%
Amazon.com, Inc. (A)	4,164	1,807,551

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services - 4.0%
Facebook, Inc., Class A (A)	17,137	$ 1,469,755
Google, Inc., Class A (A)	2,546	1,374,942

		2,844,697

IT Services - 6.0%
Cognizant Technology Solutions Corp., Class A (A)	18,481	1,129,004
Mastercard, Inc., Class A	15,554	1,453,988
Visa, Inc., Class A (B)	24,808	1,665,857

		4,248,849

Machinery - 2.2%
Ingersoll-Rand PLC	10,555	711,618
PACCAR, Inc. (B)	13,707	874,644

		1,586,262

Media - 6.1%
Comcast Corp., Class A	29,310	1,762,703
DISH Network Corp., Class A (A)	15,522	1,050,995
Walt Disney Co. (B)	12,997	1,483,478

		4,297,176

Multiline Retail - 1.0%
Kohl’s Corp. (B)	10,924	683,952

Oil, Gas & Consumable Fuels - 1.0%
Concho Resources, Inc. (A) (B)	5,971	679,858

Pharmaceuticals - 7.7%
Allergan PLC (A)	5,996	1,819,546
Bristol-Myers Squibb Co.	23,212	1,544,527
Merck & Co., Inc.	18,580	1,057,759
Shire PLC, Class B, ADR	4,209	1,016,431

		5,438,263

Road & Rail - 2.1%
Union Pacific Corp.	15,441	1,472,608

Semiconductors & Semiconductor Equipment - 2.6%
Freescale Semiconductor, Ltd. (A)	23,252	929,382
Qorvo, Inc. (A)	11,003	883,211

		1,812,593

Software - 7.5%
Electronic Arts, Inc. (A) (B)	19,644	1,306,326
Intuit, Inc.	11,885	1,197,651
Microsoft Corp.	35,727	1,577,347
Red Hat, Inc. (A) (B)	6,489	492,710
VMware, Inc., Class A (A) (B)	8,084	693,122

		5,267,156

Specialty Retail - 4.7%
Home Depot, Inc. (B)	20,770	2,308,170
Ulta Salon Cosmetics & Fragrance, Inc. (A)	6,525	1,007,786

		3,315,956

Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc. (B)	39,735	4,983,762

Textiles, Apparel & Luxury Goods - 4.3%
Coach, Inc., Class A (B)	21,617	748,164
lululemon athletica, Inc. (A)	11,156	728,487
NIKE, Inc., Class B	14,396	1,555,056

		3,031,707

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Large Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 1.5%
Altria Group, Inc.	21,790	$ 1,065,749

Total Common Stocks (Cost $56,752,478)		69,787,494

SECURITIES LENDING COLLATERAL - 20.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	14,147,506	14,147,506

Total Securities Lending Collateral (Cost $14,147,506)		14,147,506

Principal	Value
REPURCHASE AGREEMENT - 2.4%

State Street Bank & Trust Co. 0.01% (C), dated 06/30/2015, to be repurchased at $1,715,196 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2031, and with a value of $1,751,871.

$ 1,715,195	$ 1,715,195

Total Repurchase Agreement (Cost $1,715,195)	1,715,195

Total Investments (Cost $72,615,179) (D)	85,650,195
Net Other Assets (Liabilities) - (21.4)%	(15,083,165)

Net Assets - 100.0%	$ 70,567,030

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Common Stocks	$69,787,494	$—	$—	$69,787,494
Securities Lending Collateral	14,147,506	—	—	14,147,506
Repurchase Agreement	—	1,715,195	—	1,715,195

Total Investments	$83,935,000	$1,715,195	$—	$85,650,195

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $13,855,228. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at June 30, 2015.
(D)	Aggregate cost for federal income tax purposes is $72,615,179. Aggregate gross unrealized appreciation and depreciation for all securities is $13,833,627 and $798,611, respectively. Net unrealized appreciation for tax purposes is $13,035,016.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Large Cap Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $70,899,984) (including securities loaned of $13,855,228)	$83,935,000
Repurchase agreement, at value (cost $1,715,195)	1,715,195
Cash	3,061
Receivables:
Investments sold	1,863,934
Dividends	22,214
Net income from securities lending	2,242
Prepaid expenses	220

Total assets	87,541,866

Liabilities:
Payables and other liabilities:
Shares redeemed	1
Investments purchased	2,763,015
Investment advisory fees	50,314
Distribution and service fees	48
Administration fees	1,572
Transfer agent fees	191
Trustees and CCO fees	325
Audit and tax fees	7,533
Custody fees	60
Legal fees	823
Printing and shareholder reports fees	3,386
Other	62
Collateral for securities on loan	14,147,506

Total liabilities	16,974,836

Net assets	$70,567,030

Net assets consist of:
Capital stock ($0.01 par value)	$50,739
Additional paid-in capital	51,054,466
Undistributed (distributions in excess of) net investment income (loss)	321,596
Accumulated net realized gain (loss)	6,105,213
Net unrealized appreciation (depreciation) on:
Investments	13,035,016

Net assets	$70,567,030

Net assets by class:
Initial Class	$70,350,087
Service Class	216,943

Shares outstanding:
Initial Class	5,058,244
Service Class	15,663

Net asset value and offering price per share:
Initial Class	$13.91
Service Class	13.85

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income	$416,881
Interest income	42
Net income from securities lending	10,157

Total investment income	427,080

Expenses:
Investment advisory fees	278,388
Distribution and service fees:
Service Class	270
Administration fees	8,700
Transfer agent fees	466
Trustees and CCO fees	1,022
Audit and tax fees	7,079
Custody fees	13,384
Legal fees	1,969
Printing and shareholder reports fees	30
Other	1,155

Total expenses	312,463

Net investment income (loss)	114,617

Net realized gain (loss) on:
Investments	2,637,950

Net realized gain (loss)	2,637,950

Net change in unrealized appreciation (depreciation) on:
Investments	(256,233)

Net change in unrealized appreciation (depreciation)	(256,233)

Net realized and change in unrealized gain (loss)	2,381,717

Net increase (decrease) in net assets resulting from operations	$2,496,334

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Large Cap Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$114,617	$210,368
Net realized gain (loss)	2,637,950	3,470,433
Net change in unrealized appreciation (depreciation)	(256,233)	4,182,753

Net increase (decrease) in net assets resulting from operations	2,496,334	7,863,554

Distributions to shareholders:
Net investment income:
Initial Class	—	(140,121)
Service Class	—	(179)

Total distributions from net investment income	—	(140,300)

Net realized gains:
Initial Class	—	(102,088)
Service Class	—	(317)

Total distributions from net realized gains	—	(102,405)

Total distributions to shareholders	—	(242,705)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,672,971	22,406
Service Class	—	4,500

	1,672,971	26,906

Dividends and distributions reinvested:
Initial Class	—	242,209
Service Class	—	496

	—	242,705

Cost of shares redeemed:
Initial Class	—	(1,137,168)
Service Class	(991)	(5,204)

	(991)	(1,142,372)

Net increase (decrease) in net assets resulting from capital share transactions	1,671,980	(872,761)

Net increase (decrease) in net assets	4,168,314	6,748,088

Net assets:
Beginning of period/year	66,398,716	59,650,628

End of period/year	$70,567,030	$66,398,716

Undistributed (distributions in excess of) net investment income (loss)	$321,596	$206,979

Capital share transactions - shares:
Shares issued:
Initial Class	118,148	1,870
Service Class	—	349

	118,148	2,219

Shares reinvested:
Initial Class	—	18,893
Service Class	—	39

	—	18,932

Shares redeemed:
Initial Class	—	(94,260)
Service Class	(72)	(415)

	(72)	(94,675)

Net increase (decrease) in shares outstanding:
Initial Class	118,148	(73,497)
Service Class	(72)	(27)

	118,076	(73,524)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Large Cap Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and year indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013 (A)
Net asset value, beginning of period/year	$13.40		$11.86	$10.00

Investment operations:
Net investment income (loss) (B)	0.02		0.04	0.03
Net realized and unrealized gain (loss)	0.49		1.55	1.83

Total investment operations	0.51		1.59	1.86

Distributions:
Net investment income	—		(0.03)	—
Net realized gains	—		(0.02)	—

Total distributions	—		(0.05)	—

Net asset value, end of period/year	$13.91		$13.40	$11.86

Total return (C)	3.81	%(D)	13.41%	18.60	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$70,350		$66,189	$59,464
Expenses to average net assets	0.90	%(E)	0.92%	0.93	%(E)
Net investment income (loss) to average net assets	0.33	%(E)	0.34%	0.39	%(E)
Portfolio turnover rate	30	%(D)	64%	50	%(D)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and year indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013 (A)
Net asset value, beginning of period/year	$13.36		$11.84	$10.00

Investment operations:
Net investment income (loss) (B)	0.01		0.01	0.01
Net realized and unrealized gain (loss)	0.48		1.54	1.83

Total investment operations	0.49		1.55	1.84

Distributions:
Net investment income	—		(0.01)	—
Net realized gains	—		(0.02)	—

Total distributions	—		(0.03)	—

Net asset value, end of period/year	$13.85		$13.36	$11.84

Total return (C)	3.67	%(D)	13.12%	18.40	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$217		$210	$187
Expenses to average net assets	1.15	%(E)	1.17%	1.18	%(E)
Net investment income (loss) to average net assets	0.08	%(E)	0.09%	0.12	%(E)
Portfolio turnover rate	30	%(D)	64%	50	%(D)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Large Cap Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Voya Large Cap Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Large Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2015, if any, are identified in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Large Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Large Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Large Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2015:

Portfolio	Market Value	Percentage of Net Assets
Transamerica Asset Allocation – Moderate Growth VP	$68,651,474	97.29%
Transamerica Voya Balanced Allocation VP	1,419,730	2.01
Transamerica Voya Conservative Allocation VP	9,578	0.01
Transamerica Voya Moderate Growth Allocation VP	279,387	0.40
Total	$70,360,169	99.71%

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $250 million	0.80%
Over $250 million up to $1 billion	0.75%
Over $1 billion	0.72%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
1.18%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Large Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 24,014,917	$ —	$ 20,881,483	$ —

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Large Cap Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Voya Large Cap Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Voya Investment Management Co. LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for the period ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1-year period.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Large Cap Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM and/or Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Large Cap Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Limited Maturity Bond VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Initial Class	$1,000.00	$1,006.00	$3.18	$1,021.60	$3.21	0.64%
Service Class	1,000.00	1,006.00	4.43	1,020.40	4.46	0.89

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Credit Quality ‡	Percentage of Net Assets
AAA	48.3%
AA	9.1
A	25.7
BBB	17.5
BB	0.2
NR (Not Rated)	1.3
Net Other Assets (Liabilities) ^	(2.1)
Total	100.0%

‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, securities sold short, TBA short commitments, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 15.7%
Cayman Islands - 5.0%
Callidus Debt Partners CLO Fund VI, Ltd. Series 6A, Class A1T 0.54%, 10/23/2021 (A) (B)	$ 443,864	$ 436,609
Castle Garden Funding Series 2005-1A, Class B1 1.03%, 10/27/2020 (A) (B)	250,000	245,727
CIFC Funding, Ltd.
Series 2006-1A, Class B1L
1.88%, 10/20/2020 (A) (B)	250,000	246,582
Series 2006-2A, Class B1L
1.88%, 03/01/2021 (A) (B)	250,000	243,647
ColumbusNova CLO IV, Ltd. Series 2007-2A, Class C 2.53%, 10/15/2021 (A) (B)	300,000	292,565
ColumbusNova CLO, Ltd. Series 2006-2A, Class E 4.03%, 04/04/2018 (A) (B)	250,000	247,084
Gallatin CLO III, Ltd. Series 2007-1A, Class B1L 1.52%, 05/15/2021 (A) (B)	200,000	199,750
Gulf Stream - Compass CLO, Ltd.
Series 2007-1A, Class B
1.18%, 10/28/2019 (A) (B)	250,000	247,138
Series 2007-1A, Class C
2.28%, 10/28/2019 (A) (B)	250,000	250,010
Series 2007-1A, Class D
3.73%, 10/28/2019 (A) (B)	250,000	250,144
Gulf Stream - Sextant CLO, Ltd. Series 2007-1A, Class D 2.68%, 06/17/2021 (A) (B)	250,000	245,577
Kingsland III, Ltd. Series 2006-3A, Class B 0.93%, 08/24/2021 (A) (B)	420,000	402,419
MSIM Peconic Bay, Ltd.
Series 2007-1A, Class C
2.28%, 07/20/2019 (A) (B)	250,000	248,669
Series 2007-1A, Class D
3.53%, 07/20/2019 (A) (B)	250,000	249,483
Muir Grove CLO, Ltd. Series 2007-1A, Class B 2.28%, 03/25/2020 (A) (B)	600,000	599,642

		4,405,046

United States - 10.7%
American Residential Properties Trust Series 2014-SFR1, Class C 2.52%, 09/17/2031 (A) (B)	250,000	251,135
BA Credit Card Trust Series 2014-A2, Class A 0.46%, 09/16/2019 (B)	100,000	99,890
Bank of The West Auto Trust
Series 2014-1, Class A4
1.65%, 03/16/2020 (A)	400,000	401,336
Series 2015-1, Class A4
1.66%, 09/15/2020 (A)	100,000	99,933
BMW Vehicle Owner Trust Series 2013-A, Class A4 1.12%, 04/27/2020	150,000	150,354

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Cabela’s Credit Card Master Note Trust Series 2015-1A, Class A1 2.26%, 03/15/2023	$ 600,000	$ 604,421
Capital Auto Receivables Asset Trust Series 2015-1, Class A3 1.61%, 06/20/2019	230,000	230,110
Capital One Multi-Asset Execution Trust Series 2014-A3, Class A3 0.55%, 01/18/2022 (B)	500,000	500,559
CarMax Auto Owner Trust
Series 2013-3, Class A4
1.49%, 01/15/2019	500,000	502,810
Series 2014-4, Class A4
1.81%, 07/15/2020	260,000	261,385
Series 2015-1, Class A4
1.83%, 07/15/2020	180,000	180,421
Chase Funding Loan Acquisition Trust Series 2003-C2, Class 1A 4.75%, 12/25/2019	105,312	106,647
Chrysler Capital Auto Receivables Trust Series 2014-BA, Class A4 1.76%, 12/16/2019 (A)	200,000	200,153
Citibank Credit Card Issuance Trust
Series 2008-A1, Class A1
5.35%, 02/07/2020	446,000	490,754
Series 2013-A2, Class A2
0.47%, 05/26/2020 (B)	261,000	261,084
Series 2014-A6, Class A6
2.15%, 07/15/2021	130,000	131,405
CNH Equipment Trust Series 2015-B, Class A4 1.89%, 04/15/2022	190,000	190,230
Discover Card Execution Note Trust
Series 2007-A1, Class A1
5.65%, 03/16/2020	400,000	438,101
Series 2012-A6, Class A6
1.67%, 01/18/2022	220,000	217,835
Series 2014-A1, Class A1
0.62%, 07/15/2021 (B)	510,000	511,273
Series 2014-A4, Class A4
2.12%, 12/15/2021	200,000	201,741
Series 2015-A1, Class A1
0.54%, 08/17/2020 (B)	250,000	250,075
Fifth Third Auto Trust Series 2014-2, Class A4 1.38%, 12/15/2020	180,000	180,492
Ford Credit Auto Owner Trust Series 2013-B, Class A4 0.76%, 08/15/2018	88,000	87,988
GSAMP Trust Series 2005-SEA2, Class A1 0.53%, 01/25/2045 (A) (B)	74,103	72,533
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A4
1.55%, 10/15/2021	410,000	411,797
Series 2015-1, Class A4
1.67%, 08/15/2022	300,000	298,915

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Hyundai Auto Receivables Trust
Series 2013-A, Class B
1.13%, 09/17/2018	$ 210,000	$ 210,176
Series 2014-A, Class A4
1.32%, 08/15/2019	180,000	180,611
Series 2014-B, Class A4
1.46%, 11/15/2019	50,000	50,153
Series 2015-A, Class A4
1.37%, 07/15/2020	180,000	179,528
Nissan Auto Lease Trust Series 2013-A, Class A4 0.74%, 10/15/2018	115,000	115,044
Nissan Auto Receivables Owner Trust Series 2013-B, Class A4 1.31%, 10/15/2019	500,000	500,961
Porsche Innovative Lease Owner Trust Series 2015-1, Class A4 1.43%, 05/21/2021 (A)	110,000	109,873
Synchrony Credit Card Master Note Trust Series 2015-2, Class A 1.60%, 04/15/2021	130,000	129,921
Toyota Auto Receivables Owner Trust Series 2015-B, Class A4 1.74%, 09/15/2020	100,000	100,402
Volkswagen Auto Loan Enhanced Trust Series 2012-2, Class A4 0.66%, 03/20/2019	170,000	169,727
World Omni Auto Receivables Trust Series 2013-A, Class A4 0.87%, 07/15/2019	300,000	299,644

		9,379,417

Total Asset-Backed Securities (Cost $13,790,740)		13,784,463

CORPORATE DEBT SECURITIES - 43.4%
Australia - 1.6%
BHP Billiton Finance USA, Ltd. 2.05%, 09/30/2018	175,000	177,534
Commonwealth Bank of Australia
1.13%, 03/13/2017	250,000	250,188
1.40%, 09/08/2017	250,000	250,856
Macquarie Bank, Ltd. 1.60%, 10/27/2017 (A)	400,000	399,819
Scentre Group Trust 1 / Scentre Group Trust 2 2.38%, 11/05/2019 (A)	188,000	187,330
Westpac Banking Corp. 1.50%, 12/01/2017	175,000	175,247

		1,440,974

Canada - 2.7%
Bank of Montreal Series MTN 1.30%, 07/14/2017	240,000	240,047
Bank of Nova Scotia 1.30%, 07/21/2017	438,000	438,090
Canadian Natural Resources, Ltd. 1.75%, 01/15/2018	148,000	146,999

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Royal Bank of Canada Series MTN 1.50%, 01/16/2018	$ 280,000	$ 280,097
Thomson Reuters Corp.
0.88%, 05/23/2016	321,000	320,350
1.30%, 02/23/2017	119,000	118,723
1.65%, 09/29/2017	129,000	128,958
Toronto-Dominion Bank
Series MTN
1.13%, 05/02/2017 (C)	350,000	350,505
2.25%, 11/05/2019	175,000	175,706
TransCanada PipeLines, Ltd. 1.88%, 01/12/2018	132,000	132,873

		2,332,348

Cayman Islands - 0.2%
Alibaba Group Holding, Ltd. 1.63%, 11/28/2017 (A)	205,000	204,809

France - 0.8%
Banque Federative du Credit Mutuel SA 1.70%, 01/20/2017 (A)	200,000	200,941
BPCE SA Series MTN 1.63%, 02/10/2017	250,000	251,987
Sanofi 1.25%, 04/10/2018	240,000	239,118

		692,046

Germany - 0.4%
Deutsche Bank AG
1.35%, 05/30/2017	108,000	107,276
1.88%, 02/13/2018	223,000	222,318

		329,594

Ireland - 0.2%
Perrigo Co. PLC 1.30%, 11/08/2016	200,000	199,153

Italy - 0.2%
Intesa Sanpaolo SpA 2.38%, 01/13/2017	202,000	202,993

Japan - 1.3%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.55%, 09/09/2016 (A)	246,000	247,073
1.70%, 03/05/2018 (A)	200,000	199,553
Mitsubishi UFJ Trust & Banking Corp. 1.60%, 10/16/2017 (A)	207,000	206,612
Mizuho Bank, Ltd. 1.30%, 04/16/2017 (A)	200,000	199,213
Sumitomo Mitsui Banking Corp. Series MTN 1.35%, 07/11/2017	250,000	249,927

		1,102,378

Luxembourg - 0.3%
Actavis Funding SCS 2.35%, 03/12/2018	215,000	216,135

Netherlands - 0.6%
Shell International Finance BV 2.13%, 05/11/2020	110,000	109,764

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
Siemens Financieringsmaatschappij NV 1.45%, 05/25/2018 (A)	$ 240,000	$ 239,217
Volkswagen International Finance NV 1.13%, 11/18/2016 (A)	200,000	200,285

		549,266

Norway - 0.3%
Statoil ASA
1.25%, 11/09/2017	162,000	161,695
1.95%, 11/08/2018 (C)	118,000	118,624

		280,319

Sweden - 0.2%
Nordea Bank AB 0.88%, 05/13/2016 (A)	200,000	200,447

Switzerland - 1.4%
Credit Suisse
1.70%, 04/27/2018	230,000	228,397
Series MTN
1.38%, 05/26/2017	256,000	255,810
UBS AG
Series MTN
1.38%, 08/14/2017	250,000	249,096
1.80%, 03/26/2018	250,000	249,628
5.88%, 07/15/2016	190,000	198,371

		1,181,302

United Kingdom - 2.0%
Abbey National Treasury Services PLC 1.65%, 09/29/2017	323,000	323,882
Barclays Bank PLC 5.00%, 09/22/2016	160,000	167,455
BAT International Finance PLC 1.85%, 06/15/2018 (A)	180,000	180,431
BP Capital Markets PLC
1.67%, 02/13/2018	85,000	85,298
2.25%, 11/01/2016	140,000	142,090
2.52%, 01/15/2020 (C)	149,000	150,045
British Telecommunications PLC 5.95%, 01/15/2018	151,000	166,732
Lloyds Bank PLC 1.75%, 05/14/2018	220,000	219,779
Rio Tinto Finance USA PLC 1.38%, 06/17/2016	168,000	168,556
Vodafone Group PLC 5.63%, 02/27/2017	155,000	164,691

		1,768,959

United States - 31.2%
Abbott Laboratories 2.00%, 03/15/2020	300,000	297,711
AbbVie, Inc.
1.75%, 11/06/2017	209,000	209,548
1.80%, 05/14/2018	210,000	209,383
Air Lease Corp. 2.13%, 01/15/2018	183,000	181,170
Altera Corp. 1.75%, 05/15/2017	191,000	192,364
Altria Group, Inc. 2.63%, 01/14/2020	213,000	212,172

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
American Express Credit Corp. Series MTN 1.55%, 09/22/2017	$ 97,000	$ 97,316
American Honda Finance Corp.
Series MTN
1.20%, 07/14/2017	111,000	111,089
2.25%, 08/15/2019	250,000	251,696
American International Group, Inc. Series MTN 5.60%, 10/18/2016	320,000	337,632
AmerisourceBergen Corp. 1.15%, 05/15/2017	305,000	304,479
Anthem, Inc. 2.25%, 08/15/2019	170,000	167,943
Apple, Inc. 0.90%, 05/12/2017	250,000	250,069
Bank of America Corp.
2.60%, 01/15/2019	405,000	409,410
3.75%, 07/12/2016	310,000	317,793
Series MTN
1.95%, 05/12/2018	228,000	227,961
Baxalta, Inc. 2.00%, 06/22/2018 (A)	170,000	169,776
Baxter International, Inc. 0.95%, 06/01/2016	168,000	167,688
Bayer US Finance LLC 1.50%, 10/06/2017 (A)	200,000	200,862
BB&T Corp. Series MTN 1.60%, 08/15/2017	310,000	311,049
Becton Dickinson and Co.
1.45%, 05/15/2017	148,000	147,892
1.80%, 12/15/2017	164,000	164,020
Cardinal Health, Inc. 1.95%, 06/15/2018	110,000	110,185
Caterpillar Financial Services Corp. Series MTN 2.25%, 12/01/2019	219,000	220,911
Charles Schwab Corp. 1.50%, 03/10/2018	240,000	240,237
Chevron Corp. 1.37%, 03/02/2018	250,000	249,895
Chevron Phillips Chemical Co. LLC/ Chevron Phillips Chemical Co., LP 1.70%, 05/01/2018 (A)	100,000	99,901
Cisco Systems, Inc.
1.10%, 03/03/2017 (C)	315,000	316,113
1.65%, 06/15/2018	200,000	200,711
Citigroup, Inc. 1.85%, 11/24/2017	456,000	457,113
Citizens Bank NA Series MTN 1.60%, 12/04/2017	250,000	249,588
Columbia Pipeline Group, Inc. 2.45%, 06/01/2018 (A) (C)	170,000	171,313
Comerica, Inc. 2.13%, 05/23/2019	195,000	193,653

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Compass Bank 1.85%, 09/29/2017	$ 316,000	$ 315,621
ConocoPhillips Co. 1.50%, 05/15/2018	100,000	99,927
Corning, Inc. 1.50%, 05/08/2018	160,000	159,893
Daimler Finance North America LLC 1.65%, 03/02/2018 (A)	225,000	224,035
Dominion Resources, Inc.
1.40%, 09/15/2017	200,000	199,957
1.90%, 06/15/2018	240,000	240,300
Eastman Chemical Co. 2.40%, 06/01/2017	201,000	204,309
ELI Lilly & Co. 1.25%, 03/01/2018	125,000	124,656
Energy Transfer Partners, LP 2.50%, 06/15/2018	110,000	110,168
Entergy Corp. 4.70%, 01/15/2017	329,000	342,390
Enterprise Products Operating LLC 1.65%, 05/07/2018	220,000	219,780
Equity One, Inc. 6.25%, 01/15/2017	160,000	170,550
Express Scripts Holding Co.
1.25%, 06/02/2017	100,000	99,531
3.13%, 05/15/2016	241,000	244,959
Ford Motor Credit Co. LLC
1.68%, 09/08/2017	219,000	218,367
1.70%, 05/09/2016	200,000	200,261
Freeport-McMoRan, Inc. 2.30%, 11/14/2017	160,000	159,507
General Electric Capital Corp. Series MTN 2.20%, 01/09/2020	188,000	187,947
Gilead Sciences, Inc. 2.35%, 02/01/2020	184,000	184,659
Glencore Funding LLC 2.13%, 04/16/2018 (A)	120,000	119,098
Goldman Sachs Group, Inc. 2.38%, 01/22/2018	498,000	505,575
Health Care REIT, Inc. 3.63%, 03/15/2016	94,000	95,404
HJ Heinz Co. 2.00%, 07/02/2018 (A) (D)	300,000	299,905
HSBC USA, Inc. 1.50%, 11/13/2017	155,000	154,661
Huntington National Bank
1.35%, 08/02/2016	250,000	250,172
1.70%, 02/26/2018	250,000	248,488
2.00%, 06/30/2018	270,000	270,265
Hyundai Capital America 1.88%, 08/09/2016 (A)	375,000	377,220
Intel Corp. 1.35%, 12/15/2017	260,000	259,908
International Business Machines Corp. 1.95%, 07/22/2016	100,000	101,437
JM Smucker Co. 1.75%, 03/15/2018 (A)	280,000	279,808

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
John Deere Capital Corp. 1.05%, 10/11/2016	$ 158,000	$ 158,676
Johnson Controls, Inc. 1.40%, 11/02/2017	104,000	103,598
JPMorgan Chase & Co.
Series MTN
1.35%, 02/15/2017	254,000	254,222
1.70%, 03/01/2018	473,000	471,339
KeyCorp Series MTN 2.30%, 12/13/2018	184,000	185,627
Kilroy Realty, LP 4.80%, 07/15/2018	64,000	68,319
Kinder Morgan, Inc. 2.00%, 12/01/2017	186,000	185,435
KLA-Tencor Corp. 2.38%, 11/01/2017	162,000	163,113
L-3 Communications Corp. 1.50%, 05/28/2017	148,000	146,984
Manufacturers & Traders Trust Co. 1.40%, 07/25/2017	337,000	336,525
McKesson Corp. 1.29%, 03/10/2017	175,000	174,745
Medtronic, Inc.
0.88%, 02/27/2017	218,000	217,699
2.50%, 03/15/2020 (A)	131,000	131,219
MetLife, Inc. 1.90%, 12/15/2017	129,000	129,567
Monsanto Co. 1.15%, 06/30/2017	344,000	341,924
Morgan Stanley
1.88%, 01/05/2018	190,000	190,504
2.13%, 04/25/2018	200,000	201,352
Series MTN
2.20%, 12/07/2018	20,000	20,114
5.45%, 01/09/2017	241,000	255,388
Murphy Oil Corp. 2.50%, 12/01/2017	185,000	184,656
Murray Street Investment Trust I 4.65%, 03/09/2017 (E)	204,000	214,287
National Rural Utilities Cooperative Finance Corp. 1.10%, 01/27/2017	238,000	238,479
Navient Corp. Series MTN 3.88%, 09/10/2015	110,000	110,137
NetApp, Inc. 2.00%, 12/15/2017	200,000	201,001
NextEra Energy Capital Holdings, Inc. 1.59%, 06/01/2017	130,000	130,282
Oracle Corp. 1.20%, 10/15/2017	260,000	260,001
PACCAR Financial Corp. Series MTN 1.45%, 03/09/2018	130,000	129,911
PepsiCo, Inc. 1.25%, 04/30/2018	140,000	139,418

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Pfizer, Inc. 1.10%, 05/15/2017	$ 249,000	$ 249,734
Philip Morris International, Inc.
1.25%, 11/09/2017	240,000	239,669
2.50%, 05/16/2016	280,000	284,798
PNC Bank NA 1.15%, 11/01/2016	250,000	250,322
PNC Funding Corp. 5.63%, 02/01/2017	230,000	244,426
PPG Industries, Inc. 2.30%, 11/15/2019	171,000	171,274
Procter & Gamble Co. 1.90%, 11/01/2019	180,000	180,432
Qualcomm, Inc. 1.40%, 05/18/2018	110,000	109,658
Regions Financial Corp. 2.00%, 05/15/2018	202,000	201,864
Reynolds American, Inc. 2.30%, 06/12/2018	150,000	151,121
RJ Reynolds Tobacco Co. 3.50%, 08/04/2016 (C)	90,000	92,019
Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	131,000	136,404
Santander Bank NA 2.00%, 01/12/2018	250,000	249,963
Southern California Edison Co. 1.13%, 05/01/2017	172,000	171,815
Southern Co. 1.30%, 08/15/2017	239,000	238,629
Southern Power Co. 1.50%, 06/01/2018	160,000	159,069
Southwest Airlines Co. 2.75%, 11/06/2019	163,000	165,380
Starbucks Corp. 0.88%, 12/05/2016	286,000	286,242
SunTrust Banks, Inc.
2.50%, 05/01/2019	130,000	130,732
3.50%, 01/20/2017	168,000	173,006
Synchrony Financial 1.88%, 08/15/2017	276,000	275,886
Sysco Corp. 1.45%, 10/02/2017	207,000	209,070
Toyota Motor Credit Corp. Series MTN 1.45%, 01/12/2018	154,000	154,148
United Parcel Service, Inc. 1.13%, 10/01/2017	200,000	200,442
United Technologies Corp. 1.78%, 05/04/2018 (E)	150,000	150,461
UnitedHealth Group, Inc. 1.40%, 12/15/2017	179,000	178,680
US Bancorp Series MTN 2.20%, 11/15/2016	100,000	101,724
US Bank NA 1.38%, 09/11/2017	250,000	250,646
Valspar Corp. 6.05%, 05/01/2017	118,000	125,756

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Ventas Realty, LP
1.25%, 04/17/2017	$ 205,000	$ 204,496
1.55%, 09/26/2016	186,000	186,686
Verizon Communications, Inc. 2.63%, 02/21/2020	240,000	239,460
Volkswagen Group of America Finance LLC 1.60%, 11/20/2017 (A)	200,000	200,186
Walgreens Boots Alliance, Inc. 2.70%, 11/18/2019	78,000	78,104
Waste Management, Inc. 2.60%, 09/01/2016	144,000	146,525
WEA Finance LLC / Westfield UK & Europe Finance PLC 1.75%, 09/15/2017 (A)	200,000	200,558
Wells Fargo & Co. Series MTN 2.10%, 05/08/2017	496,000	504,413
Whirlpool Corp. 1.65%, 11/01/2017 (C)	162,000	162,552
WM Wrigley Jr. Co. 1.40%, 10/21/2016 (A)	205,000	205,525
Zimmer Biomet Holdings, Inc. 2.00%, 04/01/2018	150,000	150,054
Zoetis, Inc. 1.88%, 02/01/2018	172,000	171,523

		27,445,375

Total Corporate Debt Securities (Cost $38,133,884)		38,146,098

MORTGAGE-BACKED SECURITIES - 8.4%
United States - 8.4%
American General Mortgage Loan Trust Series 2010-1A, Class A2 5.65%, 03/25/2058 (A) (B)	19,231	19,219
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2004-2, Class H 6.23%, 11/10/2038 (A) (B)	370,000	374,599
Banc of America Re-REMIC Trust Series 2009-UB2, Class A4AA 5.82%, 02/24/2051 (A) (B)	142,191	147,534
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR8, Class AJ
4.75%, 06/11/2041	12,882	12,888
Series 2005-PWR9, Class C
5.06%, 09/11/2042 (B)	210,000	210,964
Series 2005-T18, Class C
5.07%, 02/13/2042 (B)	274,642	274,590
CD Commercial Mortgage Trust
Series 2005-CD1, Class A4
5.38%, 07/15/2044 (B)	89,494	89,565
Series 2005-CD1, Class C
5.38%, 07/15/2044 (B)	200,000	201,130
Series 2007-CD4, Class A1A
5.29%, 12/11/2049 (B)	371,362	388,938
Series 2007-CD4, Class A4
5.32%, 12/11/2049	255,000	265,695

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
CD Mortgage Trust Series 2007-CD5, Class AJ 6.33%, 11/15/2044 (B)	$ 230,000	$ 247,404
Citigroup Commercial Mortgage Trust Series 2007-C6, Class A1A 5.90%, 12/10/2049 (B)	406,531	434,381
COBALT CMBS Commercial Mortgage Trust Series 2007-C2, Class A3 5.48%, 04/15/2047 (B)	213,224	225,260
COMM Mortgage Trust
Series 2006-C8, Class A4
5.31%, 12/10/2046	105,605	109,760
Series 2010-RR1, Class GEA
5.54%, 12/11/2049 (A) (B)	390,000	402,962
Commercial Mortgage Trust Series 2005-GG3, Class B 4.89%, 08/10/2042 (B)	48,073	48,158
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C4, Class B 5.29%, 08/15/2038 (B)	327,000	326,753
CSMC Trust
Series 2009-RR3, Class A5A
5.34%, 12/15/2043 (A) (B)	200,000	207,971
Series 2010-RR5, Class 2A
5.34%, 12/16/2043 (A) (B)	360,000	374,346
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP7, Class A4 6.10%, 04/15/2045 (B)	405,798	415,040
JPMorgan Chase Commercial Mortgage-Backed Securities Trust Series 2010-RR1, Class JPA 5.96%, 06/18/2049 (A) (B)	170,000	177,420
LB-UBS Commercial Mortgage Trust
Series 2005-C5, Class B
5.13%, 09/15/2040 (B)	680,000	682,087
Series 2006-C7, Class A2
5.30%, 11/15/2038	37,337	37,629
Merrill Lynch Mortgage Investors Trust Series 1998-C1, Class A3 6.72%, 11/15/2026 (B)	152,807	157,297
ML-CFC Commercial Mortgage Trust Series 2007-9, Class ASB 5.64%, 09/12/2049	80,069	80,037
Morgan Stanley Capital I Trust
Series 2005-T17, Class AJ
4.84%, 12/13/2041 (B)	24,601	24,687
Series 2007-HQ11, Class A31
5.44%, 02/12/2044	8,553	8,546
Morgan Stanley Re-REMIC Trust Series 2010-C30A, Class A3B 5.25%, 12/17/2043 (A) (B)	139,396	139,312
TIAA CMBS I Trust Series 2001-C1A, Class L 5.77%, 06/19/2033 (A)	470,000	487,567

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Wachovia Bank Commercial Mortgage Trust
Series 2005-C21, Class AM
5.43%, 10/15/2044 (B)	$ 220,000	$ 220,821
Series 2005-C22, Class A4
5.45%, 12/15/2044 (B)	98,921	99,044
Series 2006-C23, Class A4
5.42%, 01/15/2045 (B)	60,448	60,771
Series 2006-C24, Class A3
5.56%, 03/15/2045 (B)	206,072	208,709
Series 2007-C30, Class A3
5.25%, 12/15/2043	253,020	256,346

Total Mortgage-Backed Securities (Cost $7,628,833)		7,417,430

U.S. GOVERNMENT AGENCY OBLIGATION - 0.1%
Federal National Mortgage Association 1.07%, 11/25/2016	69,417	69,672

Total U.S. Government Agency Obligation (Cost $69,861)		69,672

U.S. GOVERNMENT OBLIGATIONS - 29.9%
U.S. Treasury Note
0.38%, 10/31/2016	3,975,000	3,972,516
0.63%, 06/30/2017	12,038,000	12,033,293
1.13%, 06/15/2018	2,798,000	2,808,492
1.50%, 07/31/2016	5,605,000	5,673,314
1.63%, 06/30/2020	1,433,000	1,432,888
2.00%, 06/30/2022	392,000	393,654

Total U.S. Government Obligations (Cost $26,304,261)		26,314,157

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (F)	1,009,412	1,009,412

Total Securities Lending Collateral (Cost $1,009,412)		1,009,412

	Principal	Value
REPURCHASE AGREEMENT - 3.4%
State Street Bank & Trust Co. 0.01% (F), dated 06/30/2015, to be repurchased at $3,028,196 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2031, and with a value of $3,090,351.	$ 3,028,195	3,028,195

Total Repurchase Agreement (Cost $3,028,195)		3,028,195

Total Investments (Cost $89,965,186) (G)		89,769,427
Net Other Assets (Liabilities) - (2.1)%		(1,828,822)

Net Assets - 100.0%		$ 87,940,605

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FUTURES CONTRACTS: (H)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	75	09/30/2015	$28,027	$—
5-Year U.S. Treasury Note	Short	(69)	09/30/2015	—	(707)

Total				$28,027	$(707)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	29.3%	$26,314,157
Asset-Backed Securities	15.4	13,784,463
Banks	11.3	10,182,756
Mortgage-Backed Securities	8.3	7,417,430
Diversified Financial Services	4.3	3,881,572
Pharmaceuticals	2.5	2,287,599
Capital Markets	2.4	2,110,265
Oil, Gas & Consumable Fuels	1.9	1,734,329
Automobiles	1.5	1,318,473
Health Care Providers & Services	1.4	1,280,522
Tobacco	1.3	1,160,210
Real Estate Investment Trusts	1.2	1,113,343
Electric Utilities	1.2	1,042,185
Chemicals	1.1	979,667
Health Care Equipment & Supplies	1.1	978,572
Consumer Finance	1.0	862,926
Food Products	0.9	785,238
Semiconductors & Semiconductor Equipment	0.8	725,043
Energy Equipment & Services	0.7	634,134
Metals & Mining	0.7	624,695
Media	0.6	568,031
Communications Equipment	0.6	516,824
Insurance	0.5	467,199
Technology Hardware, Storage & Peripherals	0.5	451,070
Multi-Utilities	0.5	440,257
Diversified Telecommunication Services	0.5	406,192
Commercial Services & Supplies	0.4	385,742
Aerospace & Defense	0.3	297,445
Food & Staples Retailing	0.3	287,174
Hotels, Restaurants & Leisure	0.3	286,242
Software	0.3	260,001
Internet Software & Services	0.2	204,809
Air Freight & Logistics	0.2	200,442
Biotechnology	0.2	184,659
Trading Companies & Distributors	0.2	181,170
Personal Products	0.2	180,432
Airlines	0.2	165,380
Wireless Telecommunication Services	0.2	164,691
Household Durables	0.2	162,552
Electronic Equipment, Instruments & Components	0.2	159,893
Beverages	0.2	139,418
Machinery	0.1	129,911
Auto Components	0.1	103,598
IT Services	0.1	101,437
U.S. Government Agency Obligation	0.1	69,672

Investments, at Value	95.5	85,731,820
Short-Term Investments	4.5	4,037,607

Total Investments	100.0%	$89,769,427

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$13,784,463	$—	$13,784,463
Corporate Debt Securities	—	38,146,098	—	38,146,098
Mortgage-Backed Securities	—	7,417,430	—	7,417,430
U.S. Government Agency Obligation	—	69,672	—	69,672
U.S. Government Obligations	—	26,314,157	—	26,314,157
Securities Lending Collateral	1,009,412	—	—	1,009,412
Repurchase Agreement	—	3,028,195	—	3,028,195

Total Investments	$1,009,412	$88,760,015	$—	$89,769,427

Other Financial Instruments
Futures Contracts (J)	$28,027	$—	$—	$28,027

Total Other Financial Instruments	$28,027	$—	$—	$28,027

LIABILITIES
Other Financial Instruments
Futures Contracts (J)	$(707)	$—	$—	$(707)

Total Other Financial Instruments	$(707)	$—	$—	$(707)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the total aggregate value of 144A securities is $13,216,075, representing 15.0% of the Portfolio’s net assets.
(B)	Floating or variable rate security. The rate disclosed is as of June 30, 2015.
(C)	All or a portion of the security is on loan. The value of all securities on loan is $988,462. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	When-issued security or delayed-delivery security; to be settled and delivered after June 30, 2015.
(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2015; the maturity date disclosed is the ultimate maturity date.
(F)	Rate disclosed reflects the yield at June 30, 2015.
(G)	Aggregate cost for federal income tax purposes is $89,965,186. Aggregate gross unrealized appreciation and depreciation for all securities is $148,523 and $344,282, respectively. Net unrealized depreciation for tax purposes is $195,759.
(H)	Cash in the amount of $88,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(I)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

MTN   Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Limited Maturity Bond VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $86,936,991) (including securities loaned of $988,462)	$86,741,232
Repurchase agreement, at value (cost $3,028,195)	3,028,195
Cash on deposit with broker	88,000
Receivables:
Investments sold	13,216,336
Interest	305,904
Net income from securities lending	1,989
Prepaid expenses	312

Total assets	103,381,968

Liabilities:
Payables and other liabilities:
Shares redeemed	22
Investments purchased	14,077,284
When-issued or delayed-delivery securities purchased	299,400
Investment advisory fees	38,567
Distribution and service fees	160
Administration fees	1,928
Transfer agent fees	297
Trustees and CCO fees	465
Audit and tax fees	9,011
Legal fees	1,526
Printing and shareholder reports fees	2,340
Variation margin payable on derivative financial instruments	820
Other	131
Collateral for securities on loan	1,009,412

Total liabilities	15,441,363

Net assets	$87,940,605

Net assets consist of:
Capital stock ($0.01 par value)	$87,050
Additional paid-in capital	86,902,178
Undistributed (distributions in excess of) net investment income (loss)	1,134,756
Accumulated net realized gain (loss)	(14,940)
Net unrealized appreciation (depreciation) on:
Investments	(195,759)
Futures contracts	27,320

Net assets	$87,940,605

Net assets by class:
Initial Class	$87,194,748
Service Class	745,857

Shares outstanding:
Initial Class	8,630,876
Service Class	74,172

Net asset value and offering price per share:
Initial Class	$10.10
Service Class	10.06

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Interest income	$624,150
Net income from securities lending	14,193
Withholding taxes on foreign income	(123)

Total investment income	638,220

Expenses:
Investment advisory fees	217,930
Distribution and service fees:
Service Class	877
Administration fees	10,896
Transfer agent fees	621
Trustees and CCO fees	1,333
Audit and tax fees	8,465
Custody fees	33,268
Legal fees	2,844
Printing and shareholder reports fees	256
Other	1,688

Total expenses	278,178

Net investment income (loss)	360,042

Net realized gain (loss) on:
Investments	(52,593)
Futures contracts	(7,608)
Swap agreements	(624)
Foreign currency transactions	576

Net realized gain (loss)	(60,249)

Net change in unrealized appreciation (depreciation) on:
Investments	209,153
Futures contracts	51,415
Translation of assets and liabilities denominated in foreign currencies	(42)

Net change in unrealized appreciation (depreciation)	260,526

Net realized and change in unrealized gain (loss)	200,277

Net increase (decrease) in net assets resulting from operations	$560,319

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Limited Maturity Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$360,042	$725,470
Net realized gain (loss)	(60,249)	182,879
Net change in unrealized appreciation (depreciation)	260,526	(327,824)

Net increase (decrease) in net assets resulting from operations	560,319	580,525

Distributions to shareholders:
Net investment income:
Initial Class	—	(254,151)
Service Class	—	(1,123)

Total distributions from net investment income	—	(255,274)

Capital share transactions:
Proceeds from shares sold:
Initial Class	67,813	167,362
Service Class	62,833	116,213

	130,646	283,575

Dividends and distributions reinvested:
Initial Class	—	254,151
Service Class	—	1,123

	—	255,274

Cost of shares redeemed:
Initial Class	(180,515)	(14,440,984)
Service Class	(10,209)	(22,018)

	(190,724)	(14,463,002)

Net increase (decrease) in net assets resulting from capital share transactions	(60,078)	(13,924,153)

Net increase (decrease) in net assets	500,241	(13,598,902)

Net assets:
Beginning of period/year	87,440,364	101,039,266

End of period/year	$87,940,605	$87,440,364

Undistributed (distributions in excess of) net investment income (loss)	$1,134,756	$774,714

Capital share transactions - shares:
Shares issued:
Initial Class	6,727	16,676
Service Class	6,250	11,596

	12,977	28,272

Shares reinvested:
Initial Class	—	25,314
Service Class	—	112

	—	25,426

Shares redeemed:
Initial Class	(17,869)	(1,438,257)
Service Class	(1,016)	(2,198)

	(18,885)	(1,440,455)

Net increase (decrease) in shares outstanding:
Initial Class	(11,142)	(1,396,267)
Service Class	5,234	9,510

	(5,908)	(1,386,757)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Limited Maturity Bond VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and year indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013 (A)
Net asset value, beginning of period/year	$10.04		$10.01	$10.00

Investment operations:
Net investment income (loss) (B)	0.04		0.08	0.02
Net realized and unrealized gain (loss)	0.02		(0.02)	(0.01)

Total investment operations	0.06		0.06	0.01

Distributions:
Net investment income	—		(0.03)	—

Net asset value, end of period/year	$10.10		$10.04	$10.01

Total return (C)	0.60	%(D)	0.55%	0.10	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$87,195		$86,751	$100,446
Expenses to average net assets	0.64	%(E)	0.63%	0.63	%(E)
Net investment income (loss) to average net assets	0.83	%(E)	0.75%	0.34	%(E)
Portfolio turnover rate	160	%(D)	388%	405	%(D)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and year indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013 (A)
Net asset value, beginning of period/year	$10.00		$9.99	$10.00

Investment operations:
Net investment income (loss) (B)	0.03		0.05	0.01
Net realized and unrealized gain (loss)	0.03		(0.02)	(0.02)

Total investment operations	0.06		0.03	(0.01)

Distributions:
Net investment income	—		(0.02)	—

Net asset value, end of period/year	$10.06		$10.00	$9.99

Total return (C)	0.60	%(D)	0.26%	(0.10	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$746		$689	$593
Expenses to average net assets	0.89	%(E)	0.88%	0.88	%(E)
Net investment income (loss) to average net assets	0.58	%(E)	0.51%	0.18	%(E)
Portfolio turnover rate	160	%(D)	388%	405	%(D)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Voya Limited Maturity Bond VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

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Transamerica Voya Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an over-the-counter (“OTC”) transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Open option contracts at June 30, 2015, if any, are included within the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2015, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is shown on the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the OTC market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses in the Statement of Operations. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Specific risks and accounting related to each type of swap agreement are identified and described as follows:

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swaps, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Open centrally cleared swap agreements at June 30, 2015, if any, are listed in the Schedule of Investments. The centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded by the Portfolio, if applicable, and is shown on the Statement of Assets and Liabilities.

Open OTC swap agreements at June 30, 2015, if any, are listed in the Schedule of Investments. The value, as applicable, is shown on the Statement of Assets and Liabilities.

When-Issued, forward delivery securities and delayed-delivery settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

When-issued securities or delayed-delivery securities held at June 30, 2015, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued or delayed-delivery securities purchased in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2015, if any, are identified in the Schedule of Investments.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2015:

Portfolio	Market Value	Percentage of Net Assets
Transamerica Asset Allocation - Conservative VP	$57,807,752	65.74%
Transamerica Asset Allocation - Moderate VP	29,364,100	33.39
Total	$87,171,852	99.13%

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $250 million	0.500%
Over $250 million up to $1 billion	0.475%
Over $1 billion	0.460%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.88%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 17,156,263	$ 121,661,337	$ 20,873,154	$ 118,427,983

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015. The primary risks pertaining to each derivative type is disclosed in further detail within the Organization and Significant Accounting Policies section of the notes.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized appreciation on futures contracts (A) (B)	$28,027	$—	$—	$—	$—	$28,027
Total (C)	$28,027	$—	$—	$—	$—	$28,027

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Net unrealized depreciation on futures contracts (A) (B)	$(707)	$—	$—	$—	$—	$(707)
Total (C)	$(707)	$—	$—	$—	$—	$(707)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statement of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$(28,102)	$—	$—	$—	$—	$(28,102)
Futures contracts	(7,608)	—	—	—	—	(7,608)
Total	$(35,710)	$—	$—	$—	$—	$(35,710)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$27,918	$—	$—	$—	$—	$27,918
Futures contracts	51,415	—	—	—	—	51,415
Total	$79,333	$—	$—	$—	$—	$79,333

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

Purchased Options and Swaptions at Value		Futures Contracts at Notional Amount
Calls	Puts	Long	Short
$ —	$ 68	17,235,714	(7,592,857)

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Limited Maturity Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Voya Limited Maturity Bond VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Voya Investment Management Co. LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for the period ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its benchmark for the past 1-year period.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Limited Maturity Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM and/or Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Limited Maturity Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Mid Cap Opportunities VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio
Initial Class	$ 1,000.00	$ 1,036.40	$ 4.49	$ 1,020.40	$ 4.46	0.89%
Service Class	1,000.00	1,034.90	5.75	1,019.10	5.71	1.14

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.8%
Securities Lending Collateral	7.0
Repurchase Agreement	1.9
Net Other Assets (Liabilities)	(7.7)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Mid Cap Opportunities VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 2.7%
Orbital ATK, Inc.	35,258	$ 2,586,527
Textron, Inc.	71,117	3,173,952

		5,760,479

Airlines - 1.9%
Southwest Airlines Co.	120,848	3,998,860

Auto Components - 1.2%
Lear Corp.	22,980	2,579,735

Beverages - 3.5%
Coca-Cola Enterprises, Inc.	73,780	3,205,003
Monster Beverage Corp. (A)	31,870	4,271,218

		7,476,221

Biotechnology - 3.5%
BioMarin Pharmaceutical, Inc. (A)	28,400	3,884,552
Medivation, Inc. (A)	31,506	3,597,985

		7,482,537

Capital Markets - 3.2%
Affiliated Managers Group, Inc. (A)	13,613	2,975,802
Ameriprise Financial, Inc.	29,615	3,699,802

		6,675,604

Chemicals - 3.0%
Eastman Chemical Co.	26,280	2,150,229
Sherwin-Williams Co.	15,241	4,191,580

		6,341,809

Commercial Services & Supplies - 2.3%
Tyco International PLC	43,564	1,676,343
Waste Connections, Inc.	69,511	3,275,358

		4,951,701

Communications Equipment - 2.9%
F5 Networks, Inc., Class B (A)	27,824	3,348,619
Palo Alto Networks, Inc. (A) (B)	15,362	2,683,741

		6,032,360

Containers & Packaging - 2.5%
Crown Holdings, Inc. (A)	50,107	2,651,162
Packaging Corp. of America	42,772	2,672,822

		5,323,984

Diversified Financial Services - 1.7%
Intercontinental Exchange, Inc.	16,368	3,660,048

Diversified Telecommunication Services - 1.0%
Level 3 Communications, Inc. (A)	40,631	2,140,035

Electrical Equipment - 1.7%
AMETEK, Inc., Class A	67,208	3,681,654

Energy Equipment & Services - 0.7%
Cameron International Corp. (A)	27,906	1,461,437

Food & Staples Retailing - 1.0%
Rite Aid Corp. (A)	255,529	2,133,667

Food Products - 1.6%
Hain Celestial Group, Inc. (A)	49,896	3,286,151

Health Care Equipment & Supplies - 3.5%
DexCom, Inc. (A)	8,974	717,740
Edwards Lifesciences Corp. (A)	22,720	3,236,010
Hologic, Inc. (A)	63,265	2,407,866
Intuitive Surgical, Inc. (A)	2,133	1,033,438

		7,395,054

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 1.5%
Cardinal Health, Inc.	36,802	$ 3,078,487

Hotels, Restaurants & Leisure - 6.9%
Brinker International, Inc. (B)	54,096	3,118,634
Chipotle Mexican Grill, Inc., Class A (A)	5,977	3,616,025
Domino’s Pizza, Inc.	19,370	2,196,558
Hilton Worldwide Holdings, Inc. (A)	130,350	3,591,143
Marriott International, Inc., Class A	27,213	2,024,375

		14,546,735

Household Durables - 1.5%
Jarden Corp. (A)	61,125	3,163,219

Household Products - 1.3%
Church & Dwight Co., Inc.	33,648	2,729,862

Industrial Conglomerates - 1.2%
Roper Technologies, Inc.	15,108	2,605,526

Insurance - 3.2%
Aon PLC	45,810	4,566,341
Lincoln National Corp.	35,455	2,099,645

		6,665,986

Internet Software & Services - 1.4%
Akamai Technologies, Inc. (A)	40,904	2,855,917

IT Services - 2.1%
Broadridge Financial Solutions, Inc.	27,497	1,375,125
Vantiv, Inc., Class A (A)	81,458	3,110,881

		4,486,006

Leisure Products - 1.0%
Hasbro, Inc.	28,940	2,164,423

Life Sciences Tools & Services - 4.2%
Mettler-Toledo International, Inc. (A)	9,632	3,288,943
Quintiles Transnational Holdings, Inc. (A)	38,580	2,801,294
Waters Corp. (A)	21,620	2,775,575

		8,865,812

Machinery - 3.1%
Ingersoll-Rand PLC	44,844	3,023,382
PACCAR, Inc.	55,923	3,568,447

		6,591,829

Media - 2.8%
AMC Networks, Inc., Class A (A)	33,590	2,749,342
Starz, Class A (A) (B)	71,203	3,184,198

		5,933,540

Multiline Retail - 2.5%
Dollar General Corp.	27,590	2,144,846
Kohl’s Corp.	51,706	3,237,313

		5,382,159

Oil, Gas & Consumable Fuels - 1.6%
EQT Corp.	21,901	1,781,427
Whiting Petroleum Corp. (A)	45,750	1,537,200

		3,318,627

Pharmaceuticals - 2.5%
Mylan NV (A)	22,668	1,538,250
Zoetis, Inc., Class A	79,786	3,847,281

		5,385,531

Professional Services - 1.0%
Equifax, Inc.	22,736	2,207,438

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Mid Cap Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts - 1.4%
Extra Space Storage, Inc.	44,976	$ 2,933,335

Semiconductors & Semiconductor Equipment - 4.4%
Freescale Semiconductor, Ltd. (A)	66,950	2,675,992
Microchip Technology, Inc. (B)	75,618	3,586,184
Qorvo, Inc. (A)	38,224	3,068,240

		9,330,416

Software - 9.2%
ANSYS, Inc. (A)	31,150	2,842,126
Check Point Software Technologies, Ltd., Class A (A) (B)	27,561	2,192,478
Electronic Arts, Inc. (A)	55,845	3,713,693
Intuit, Inc.	43,577	4,391,254
Red Hat, Inc. (A)	52,581	3,992,475
SolarWinds, Inc. (A)	52,595	2,426,207

		19,558,233

Specialty Retail - 5.5%
Five Below, Inc. (A) (B)	55,355	2,188,183
Ross Stores, Inc.	53,852	2,617,746
Tractor Supply Co.	31,576	2,839,945
Ulta Salon Cosmetics & Fragrance, Inc. (A)	25,770	3,980,177

		11,626,051

Textiles, Apparel & Luxury Goods - 2.6%
Coach, Inc., Class A	79,965	2,767,589
lululemon athletica, Inc. (A)	40,318	2,632,765

		5,400,354

Total Common Stocks (Cost $185,834,245)		209,210,822

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	14,725,050	$ 14,725,050

Total Securities Lending Collateral (Cost $14,725,050)		14,725,050

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co. 0.01% (C), dated 06/30/2015, to be repurchased at $4,013,503 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2031, and with a value of $4,096,102.	$ 4,013,502	4,013,502

Total Repurchase Agreement (Cost $4,013,502)		4,013,502

Total Investments (Cost $204,572,797) (D)		227,949,374
Net Other Assets (Liabilities) - (7.7)%		(16,247,962)

Net Assets - 100.0%		$ 211,701,412

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Common Stocks	$209,210,822	$—	$—	$209,210,822
Securities Lending Collateral	14,725,050	—	—	14,725,050
Repurchase Agreement	—	4,013,502	—	4,013,502

Total Investments	$223,935,872	$4,013,502	$—	$227,949,374

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $14,397,832. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at June 30, 2015.
(D)	Aggregate cost for federal income tax purposes is $204,572,797. Aggregate gross unrealized appreciation and depreciation for all securities is $26,022,404 and $2,645,827, respectively. Net unrealized appreciation for tax purposes is $23,376,577.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Mid Cap Opportunities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $200,559,295) (including securities loaned of $14,397,832)	$223,935,872
Repurchase agreement, at value (cost $4,013,502)	4,013,502
Cash	13,005
Receivables:
Investments sold	5,903,224
Interest	1
Dividends	66,843
Net income from securities lending	2,352
Prepaid expenses	650

Total assets	233,935,449

Liabilities:
Payables and other liabilities:
Shares redeemed	9
Investments purchased	7,334,990
Investment advisory fees	155,527
Distribution and service fees	92
Administration fees	4,730
Transfer agent fees	403
Trustees and CCO fees	1,010
Audit and tax fees	7,546
Legal fees	1,680
Printing and shareholder reports fees	2,909
Other	91
Collateral for securities on loan	14,725,050

Total liabilities	22,234,037

Net assets	$211,701,412

Net assets consist of:
Capital stock ($0.01 par value)	$161,685
Additional paid-in capital	170,179,170
Undistributed (distributions in excess of) net investment income (loss)	489,606
Accumulated net realized gain (loss)	17,494,374
Net unrealized appreciation (depreciation) on:
Investments	23,376,577

Net assets	$211,701,412

Net assets by class:
Initial Class	$211,289,587
Service Class	411,825

Shares outstanding:
Initial Class	16,136,859
Service Class	31,603

Net asset value and offering price per share:
Initial Class	$13.09
Service Class	13.03

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income	$842,117
Interest income	159
Net income from securities lending	12,967
Withholding taxes on foreign income	(1,861)

Total investment income	853,382

Expenses:
Investment advisory fees	865,480
Distribution and service fees:
Service Class	518
Administration fees	26,320
Transfer agent fees	1,391
Trustees and CCO fees	3,103
Audit and tax fees	7,788
Custody fees	23,690
Legal fees	5,159
Printing and shareholder reports fees	760
Other	3,318

Total expenses	937,527

Net investment income (loss)	(84,145)

Net realized gain (loss) on:
Investments	7,751,717

Net realized gain (loss)	7,751,717

Net change in unrealized appreciation (depreciation) on:
Investments	(185,673)

Net change in unrealized appreciation (depreciation)	(185,673)

Net realized and change in unrealized gain (loss)	7,566,044

Net increase (decrease) in net assets resulting from operations	$7,481,899

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Mid Cap Opportunities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$(84,145)	$571,101
Net realized gain (loss)	7,751,717	9,772,384
Net change in unrealized appreciation (depreciation)	(185,673)	3,870,140

Net increase (decrease) in net assets resulting from operations	7,481,899	14,213,625

Distributions to shareholders:
Net investment income:
Initial Class	—	(97,442)

Total distributions from net investment income	—	(97,442)

Net realized gains:
Initial Class	—	(2,884,793)
Service Class	—	(7,207)

Total distributions from net realized gains	—	(2,892,000)

Total distributions to shareholders	—	(2,989,442)

Capital share transactions:
Proceeds from shares sold:
Initial Class	—	40,658,996
Service Class	141	134,145

	141	40,793,141

Dividends and distributions reinvested:
Initial Class	—	2,982,235
Service Class	—	7,207

	—	2,989,442

Cost of shares redeemed:
Initial Class	(655,587)	(2,401,147)
Service Class	(8,472)	(35,819)

	(664,059)	(2,436,966)

Net increase (decrease) in net assets resulting from capital share transactions	(663,918)	41,345,617

Net increase (decrease) in net assets	6,817,981	52,569,800

Net assets:
Beginning of period/year	204,883,431	152,313,631

End of period/year	$211,701,412	$204,883,431

Undistributed (distributions in excess of) net investment income (loss)	$489,606	$573,751

Capital share transactions - shares:
Shares issued:
Initial Class	—	3,302,009
Service Class	11	11,392

	11	3,313,401

Shares reinvested:
Initial Class	—	247,900
Service Class	—	601

	—	248,501

Shares redeemed:
Initial Class	(49,703)	(205,719)
Service Class	(650)	(3,029)

	(50,353)	(208,748)

Net increase (decrease) in shares outstanding:
Initial Class	(49,703)	3,344,190
Service Class	(639)	8,964

	(50,342)	3,353,154

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Mid Cap Opportunities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and year indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013 (A)
Net asset value, beginning of period/year	$12.63		$11.84	$10.00

Investment operations:
Net investment income (loss) (B)	(0.01)		0.04	0.01
Net realized and unrealized gain (loss)	0.47		0.99	1.83

Total investment operations	0.46		1.03	1.84

Distributions:
Net investment income	—		(0.01)	—
Net realized gains	—		(0.23)	—

Total distributions	—		(0.24)	—

Net asset value, end of period/year	$13.09		$12.63	$11.84

Total return (C)	3.64	%(D)	8.73%	18.40	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$211,289		$204,477	$152,039
Expenses to average net assets	0.89	%(E)	0.91%	0.91	%(E)
Net investment income (loss) to average net assets	(0.08	)%(E)	0.36%	0.12	%(E)
Portfolio turnover rate	51	%(D)	95%	56	%(D)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and year indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013 (A)
Net asset value, beginning of period/year	$12.59		$11.82	$10.00

Investment operations:
Net investment income (loss) (B)	(0.02)		0.01	(0.01)
Net realized and unrealized gain (loss)	0.46		0.99	1.83

Total investment operations	0.44		1.00	1.82

Distributions:
Net realized gains	—		(0.23)	—

Net asset value, end of period/year	$13.03		$12.59	$11.82

Total return (C)	3.49	%(D)	8.51%	18.20	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$412		$406	$275
Expenses to average net assets	1.14	%(E)	1.16%	1.16	%(E)
Net investment income (loss) to average net assets	(0.33	)%(E)	0.05%	(0.16	)%(E)
Portfolio turnover rate	51	%(D)	95%	56	%(D)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Mid Cap Opportunities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Voya Mid Cap Opportunities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Mid Cap Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2015, if any, are identified in the Schedule of Investments.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Mid Cap Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Mid Cap Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2015:

Portfolio	Market Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative VP	$28,094,803	13.27%
Transamerica Asset Allocation – Growth VP	44,822,994	21.17
Transamerica Asset Allocation – Moderate Growth VP	75,482,553	35.67
Transamerica Asset Allocation – Moderate VP	62,712,547	29.62
Transamerica Voya Balanced Allocation VP	72,706	0.03
Transamerica Voya Conservative Allocation VP	8,106	0.00	(A)
Transamerica Voya Moderate Growth Allocation VP	37,772	0.02
Total	$211,231,481	99.78%

(A)	Percentage rounds to less than 0.01%.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Mid Cap Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $100 million	0.830%
Over $100 million up to $1 billion	0.815%
Over $1 billion	0.800%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
1.15%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Mid Cap Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 105,709,176	$ –	$ 106,412,037	$ —

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Mid Cap Opportunities VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Voya Mid Cap Opportunities VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Voya Investment Management Co. LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for the period ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was in line with the median for its peer universe for the past 1-year period. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its benchmark for the past 1-year period.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Mid Cap Opportunities VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM and/or Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Mid Cap Opportunities VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Moderate Growth Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,024.70	$3.56	$1,021.30	$3.56	0.71%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity	50.1%
Fixed Income	24.0
Global/International Equity	20.2
Repurchase Agreement	2.1
Net Other Assets (Liabilities)	3.6
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Moderate Growth Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 94.3%
Fixed Income - 24.0%
Transamerica Bond (A)	69,187	$ 704,322
Transamerica Core Bond (A)	4,391	43,952
Transamerica Flexible Income (A)	4,082	38,203
Transamerica Floating Rate (A)	10,974	108,976
Transamerica High Yield Bond (A)	11,497	108,069
Transamerica Intermediate Bond (A)	3,455	34,719
Transamerica PIMCO Total Return VP (B)	54,310	635,431
Transamerica Unconstrained Bond (A)	4,443	44,651
Transamerica Voya Intermediate Bond VP (B)	3,425	34,560

		1,752,883

Global/International Equity - 20.2%
Transamerica Emerging Markets Equity (A)	20,302	199,980
Transamerica Global Equity (A) (C)	3,923	44,601
Transamerica International Equity Opportunities (A)	39,398	317,551
Transamerica International Small Cap (A)	90,077	911,574

		1,473,706

U.S. Equity - 50.1%
Transamerica Capital Growth (A)	61,181	1,060,871
Transamerica Concentrated Growth (A)	2,208	38,196
Transamerica Jennison Growth VP (B)	3,199	36,594
Transamerica JPMorgan Mid Cap Value VP (B)	12,373	284,960
Transamerica Large Cap Value (A)	3,205	41,537
Transamerica Mid Cap Growth (A)	59,283	732,741
Transamerica Mid Cap Value Opportunities (A)	3,327	36,892
Transamerica Small Cap Core (A)	3,540	37,201
Transamerica Small Cap Growth (A)	2,979	39,535

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity (continued)
Transamerica Small Cap Value (A)	3,215	$ 38,739
Transamerica Systematic Small/Mid Cap Value VP (B)	1,642	38,533
Transamerica T. Rowe Price Small Cap VP (B)	59,744	959,483
Transamerica Voya Large Cap Growth VP (B)	20,085	279,387
Transamerica Voya Mid Cap Opportunities VP (B)	2,886	37,772

		3,662,441

Total Investment Companies (Cost $6,807,450)		6,889,030

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
State Street Bank & Trust Co. 0.01% (D), dated 06/30/2015, to be repurchased at $156,561 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/25/2034, and with a value of $162,474.	$ 156,561	156,561

Total Repurchase Agreement (Cost $156,561)		156,561

Total Investments (Cost $6,964,011) (E)		7,045,591
Net Other Assets (Liabilities) - 3.6%		260,875

Net Assets - 100.0%		$ 7,306,466

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Investment Companies	$6,889,030	$—	$—	$6,889,030
Repurchase Agreement	—	156,561	—	156,561

Total Investments	$6,889,030	$156,561	$—	$7,045,591

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at June 30, 2015.
(E)	Aggregate cost for federal income tax purposes is $6,964,011. Aggregate gross unrealized appreciation and depreciation for all securities is $145,615 and $64,035, respectively. Net unrealized appreciation for tax purposes is $81,580.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Moderate Growth Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Affiliated investments, at value (cost $6,807,450)	$6,889,030
Repurchase agreement, at value (cost $156,561)	156,561
Cash	274,314
Receivables:
Dividends	69
Prepaid expenses	13

Total assets	7,319,987

Liabilities:
Payables and other liabilities:
Shares redeemed	666
Investment advisory fees	639
Distribution and service fees	1,597
Administration fees	160
Transfer agent fees	16
Trustees and CCO fees	33
Audit and tax fees	7,673
Custody fees	1,115
Legal fees	60
Printing and shareholder reports fees	1,557
Other	5

Total liabilities	13,521

Net assets	$7,306,466

Net assets consist of:
Capital stock ($0.01 par value)	$6,513
Additional paid-in capital	7,034,611
Undistributed (distributions in excess of) net investment income (loss)	48,432
Accumulated net realized gain (loss)	135,330
Net unrealized appreciation (depreciation) on:
Affiliated investments	81,580

Net assets	$7,306,466

Shares outstanding	651,281

Net asset value and offering price per share	$11.22

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income from affiliated investments	$25,298
Interest income from repurchase agreements	15

Total investment income	25,313

Expenses:
Investment advisory fees	3,409
Distribution and service fees	8,523
Administration fees	852
Transfer agent fees	45
Trustees and CCO fees	100
Audit and tax fees	6,660
Custody fees	4,287
Legal fees	170
Printing and shareholder reports fees	16
Other	87

Total expenses	24,149

Net investment income (loss)	1,164

Net realized gain (loss) on:
Affiliated investments	(33,728)

Net realized gain (loss)	(33,728)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	186,246

Net change in unrealized appreciation (depreciation)	186,246

Net realized and change in unrealized gain (loss)	152,518

Net increase (decrease) in net assets resulting from operations	$153,682

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Moderate Growth Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$1,164	$51,276
Net realized gain (loss)	(33,728)	173,461
Net change in unrealized appreciation (depreciation)	186,246	(198,168)

Net increase (decrease) in net assets resulting from operations	153,682	26,569

Distributions to shareholders:
Net investment income	—	(53,889)
Net realized gains	—	(65,998)

Total distributions to shareholders	—	(119,887)

Capital share transactions:
Proceeds from shares sold	1,190,245	3,256,219
Dividends and distributions reinvested	—	119,887
Cost of shares redeemed	(608,233)	(181,621)

Net increase (decrease) in net assets resulting from capital share transactions	582,012	3,194,485

Net increase (decrease) in net assets	735,694	3,101,167

Net assets:
Beginning of period/year	6,570,772	3,469,605

End of period/year	$7,306,466	$6,570,772

Undistributed (distributions in excess of) net investment income (loss)	$48,432	$47,268

Capital share transactions - shares:
Shares issued	106,024	293,754
Shares reinvested	—	10,743
Shares redeemed	(54,714)	(16,412)

Net increase (decrease) in shares outstanding	51,310	288,085

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Moderate Growth Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and year indicated:	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013 (A)
Net asset value, beginning of period/year	$10.95		$11.12	$10.00

Investment operations:
Net investment income (loss) (B) (C)	0.00	(D)	0.11	0.36
Net realized and unrealized gain (loss)	0.27		(0.03)	0.76

Total investment operations	0.27		0.08	1.12

Distributions:
Net investment income	—		(0.11)	—
Net realized gains	—		(0.14)	—

Total distributions	—		(0.25)	—

Net asset value, end of period/year	$11.22		$10.95	$11.12

Total return (E)	2.47	%(F)	0.68%	11.20	%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,306		$6,571	$3,470
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.71	%(H)	0.89%	2.59	%(H)
Including waiver and/or reimbursement and recapture	0.71	%(H)	1.13%	1.46	%(H)
Net investment income (loss) to average net assets (C)	0.03	%(H)	1.01%	5.01	%(H)
Portfolio turnover rate (I)	88	%(F)	123%	31	%(F)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Portfolio invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Moderate Growth Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Voya Moderate Growth Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Moderate Growth Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Moderate Growth Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Moderate Growth Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

All of the Portfolio holdings in investment companies are considered affiliated. Interest, dividends, realized and unrealized gains (losses) are broken out on the Statement of Operations.

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $10 billion	0.10%
Over $10 billion	0.09%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
1.21%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% of Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Moderate Growth Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities	Sales of Securities
$ 7,028,633	$ 5,694,798

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Moderate Growth Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Voya Moderate Growth Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2014.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-year period. The Trustees discussed with TAM the reasons for the underperformance relative to the peer universe and composite benchmark and agreed to continue to closely monitor the performance of the Portfolio. The Board also noted that the Sub-Adviser had commenced subadvising the Portfolio on May 1, 2014, but that the portfolio management team had remained the same.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Moderate Growth Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual investment advisory fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica Voya Moderate Growth Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth II VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,055.70	$1.53	$1,023.30	$1.51	0.30%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.6%
Securities Lending Collateral	27.2
Repurchase Agreement	1.0
Exchange-Traded Fund	0.7
Net Other Assets (Liabilities)	(27.5)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Aerospace & Defense - 2.0%
Honeywell International, Inc. (A)	1,790	$ 182,526
TransDigm Group, Inc. (A) (B)	442	99,304

		281,830

Airlines - 0.5%
United Continental Holdings, Inc. (A) (B)	1,201	63,665

Beverages - 1.4%
Monster Beverage Corp. (B)	1,460	195,669

Biotechnology - 5.7%
Alkermes PLC (A) (B)	1,242	79,910
Biogen, Inc. (B)	332	134,108
Celgene Corp. (A) (B)	1,261	145,942
Gilead Sciences, Inc.	1,364	159,697
Incyte Corp. (A) (B)	985	102,647
Regeneron Pharmaceuticals, Inc., Class A (A) (B)	317	161,711

		784,015

Capital Markets - 2.5%
Ameriprise Financial, Inc. (A)	1,565	195,516
BlackRock, Inc., Class A (A)	437	151,193

		346,709

Chemicals - 2.1%
Dow Chemical Co. (A)	3,171	162,260
Valspar Corp. (A)	1,550	126,821

		289,081

Communications Equipment - 0.8%
Cisco Systems, Inc.	3,805	104,485

Containers & Packaging - 1.2%
Crown Holdings, Inc. (B)	2,992	158,307

Electrical Equipment - 0.7%
Eaton Corp. PLC	1,400	94,486

Energy Equipment & Services - 1.2%
Halliburton Co.	3,853	165,949

Food & Staples Retailing - 4.9%
Costco Wholesale Corp. (A)	1,724	232,844
CVS Health Corp.	2,198	230,526
Walgreens Boots Alliance, Inc.	2,570	217,011

		680,381

Food Products - 1.6%
Mondelez International, Inc., Class A	5,444	223,966

Health Care Equipment & Supplies - 0.6%
Zimmer Biomet Holdings, Inc., Class A (A)	798	87,166

Health Care Providers & Services - 4.7%
Aetna, Inc. (A)	1,315	167,610
Envision Healthcare Holdings, Inc. (A) (B)	2,302	90,883
McKesson Corp.	703	158,041
UnitedHealth Group, Inc.	1,859	226,798

		643,332

Health Care Technology - 1.0%
Cerner Corp. (A) (B)	2,045	141,228

Hotels, Restaurants & Leisure - 4.7%
Chipotle Mexican Grill, Inc., Class A (A) (B)	261	157,902
Hilton Worldwide Holdings, Inc. (B)	6,590	181,555
Starbucks Corp. (A)	5,798	310,860

		650,317

	Shares	Value
COMMON STOCKS (continued)
Household Products - 1.4%
Colgate-Palmolive Co. (A)	2,898	$ 189,558

Insurance - 1.0%
Prudential Financial, Inc. (A)	1,565	136,969

Internet & Catalog Retail - 4.1%
Amazon.com, Inc. (B)	768	333,381
Priceline Group, Inc. (A) (B)	199	229,123

		562,504

Internet Software & Services - 6.8%
Akamai Technologies, Inc. (A) (B)	1,825	127,421
Facebook, Inc., Class A (B)	2,754	236,197
Google, Inc., Class A (B)	475	256,519
Google, Inc., Class C (B)	418	217,573
Zillow Group, Inc., Class A (A) (B)	1,070	92,812

		930,522

IT Services - 6.4%
Accenture PLC, Class A (A)	1,803	174,495
Automatic Data Processing, Inc.	1,517	121,709
Cognizant Technology Solutions Corp., Class A (B)	2,381	145,455
Genpact, Ltd. (B)	5,031	107,311
Jack Henry & Associates, Inc. (A)	1,484	96,015
Mastercard, Inc., Class A	2,454	229,400

		874,385

Machinery - 2.2%
Illinois Tool Works, Inc., Class A (A)	1,825	167,517
Middleby Corp. (B)	1,207	135,461

		302,978

Media - 1.6%
Twenty-First Century Fox, Inc., Class A (A)	6,651	216,457

Multiline Retail - 0.9%
Dollar Tree, Inc. (A) (B)	1,558	123,066

Oil, Gas & Consumable Fuels - 2.0%
Anadarko Petroleum Corp., Class A	921	71,893
EOG Resources, Inc.	1,464	128,173
Pioneer Natural Resources Co.	534	74,061

		274,127

Personal Products - 2.1%
Coty, Inc., Class A (A) (B)	2,236	71,485
Estee Lauder Cos., Inc., Class A (A)	2,485	215,350

		286,835

Pharmaceuticals - 5.2%
Allergan PLC (B)	1,051	318,936
Bristol-Myers Squibb Co.	4,143	275,675
Merck & Co., Inc.	2,079	118,358

		712,969

Professional Services - 2.7%
Equifax, Inc.	1,450	140,781
Nielsen NV (A)	2,908	130,191
Verisk Analytics, Inc., Class A (B)	1,445	105,138

		376,110

Road & Rail - 2.1%
Hertz Global Holdings, Inc. (A) (B)	6,010	108,901
JB Hunt Transport Services, Inc. (A)	1,372	112,627
Norfolk Southern Corp.	813	71,024

		292,552

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.7%
Freescale Semiconductor, Ltd. (B)	2,546	$ 101,764
Skyworks Solutions, Inc. (A)	662	68,914
SunPower Corp., Class A (A) (B)	2,177	61,848

		232,526

Software - 6.5%
Activision Blizzard, Inc. (A)	5,294	128,168
Intuit, Inc.	1,301	131,102
Microsoft Corp.	8,798	388,432
PTC, Inc. (A) (B)	1,000	41,020
salesforce.com, Inc. (A) (B)	1,702	118,510
Workday, Inc., Class A (A) (B)	1,180	90,140

		897,372

Specialty Retail - 7.0%
Advance Auto Parts, Inc. (A)	1,298	206,758
Lowe’s Cos., Inc.	4,032	270,023
Michaels Cos., Inc. (A) (B)	5,194	139,771
Ross Stores, Inc.	4,286	208,342
TJX Cos., Inc.	2,076	137,369

		962,263

Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	7,960	998,383

Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp. (A)	512	58,982

Tobacco - 1.6%
Altria Group, Inc.	4,406	215,498

Total Common Stocks (Cost $11,747,560)		13,554,642

	Shares	Value
EXCHANGE-TRADED FUND - 0.7%
Capital Markets - 0.7%
iShares Russell 1000 Growth ETF	980	$ 97,030

Total Exchange-Traded Fund (Cost $98,815)		97,030

SECURITIES LENDING COLLATERAL - 27.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	3,732,487	3,732,487

Total Securities Lending Collateral (Cost $3,732,487)		3,732,487

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.01% (C), dated 06/30/2015, to be repurchased at $140,961 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 10/01/2032, and with a value of $144,200.	$ 140,961	140,961

Total Repurchase Agreement (Cost $140,961)		140,961

Total Investments (Cost $15,719,823) (D)		17,525,120
Net Other Assets (Liabilities) - (27.5)%		(3,785,080)

Net Assets - 100.0%		$ 13,740,040

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Common Stocks	$13,554,642	$—	$—	$13,554,642
Exchange-Traded Fund	97,030	—	—	97,030
Securities Lending Collateral	3,732,487	—	—	3,732,487
Repurchase Agreement	—	140,961	—	140,961

Total Investments	$17,384,159	$140,961	$—	$17,525,120

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $3,654,896. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at June 30, 2015.
(D)	Aggregate cost for federal income tax purposes is $15,719,823. Aggregate gross unrealized appreciation and depreciation for all securities is $2,227,046 and $421,749, respectively. Net unrealized appreciation for tax purposes is $1,805,297.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth II VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $15,578,862) (including securities loaned of $3,654,896)	$17,384,159
Repurchase agreement, at value (cost $140,961)	140,961
Receivables:
Investments sold	187,685
Dividends	7,514
Net income from securities lending	721
Prepaid expenses	43

Total assets	17,721,083

Liabilities:
Payables and other liabilities:
Shares redeemed	373
Investments purchased	221,914
Investment advisory fees	2,025
Administration fees	306
Transfer agent fees	42
Trustees and CCO fees	73
Audit and tax fees	7,888
Custody fees	14,849
Legal fees	184
Printing and shareholder reports fees	888
Other	14
Collateral for securities on loan	3,732,487

Total liabilities	3,981,043

Net assets	$13,740,040

Net assets consist of:
Capital stock ($0.01 par value)	$14,785
Additional paid-in capital	8,081,863
Undistributed (distributions in excess of) net investment income (loss)	202,214
Accumulated net realized gain (loss)	3,635,881
Net unrealized appreciation (depreciation) on:
Investments	1,805,297

Net assets	$13,740,040

Shares outstanding	1,478,533

Net asset value and offering price per share	$9.29

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income	$80,948
Interest income	98
Net income from securities lending	2,867
Withholding taxes on foreign income	(231)

Total investment income	83,682

Expenses:
Investment advisory fees	20,614
Administration fees	1,718
Transfer agent fees	97
Trustees and CCO fees	208
Audit and tax fees	6,744
Custody fees	1,764
Legal fees	413
Printing and shareholder reports fees	170
Other	240

Total expenses before waiver and/or reimbursement and recapture	31,968

Expense waiver and/or reimbursement	(11,558)
Recapture of previously waived and/or reimbursed fees	204

Net expenses	20,614

Net investment income (loss)	63,068

Net realized gain (loss) on:
Investments	278,684

Net realized gain (loss)	278,684

Net change in unrealized appreciation (depreciation) on:
Investments	418,735

Net change in unrealized appreciation (depreciation)	418,735

Net realized and change in unrealized gain (loss)	697,419

Net increase (decrease) in net assets resulting from operations	$760,487

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth II VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$63,068	$141,528
Net realized gain (loss)	278,684	3,367,074
Net change in unrealized appreciation (depreciation)	418,735	(1,996,776)

Net increase (decrease) in net assets resulting from operations	760,487	1,511,826

Distributions to shareholders:
Net investment income	—	(165,946)
Net realized gains	—	(1,596,696)

Total distributions to shareholders	—	(1,762,642)

Capital share transactions:
Proceeds from shares sold	252,351	107,589
Dividends and distributions reinvested	—	1,762,642
Cost of shares redeemed	(1,037,476)	(813,698)

Net increase (decrease) in net assets resulting from capital share transactions	(785,125)	1,056,533

Net increase (decrease) in net assets	(24,638)	805,717

Net assets:
Beginning of period/year	13,764,678	12,958,961

End of period/year	$13,740,040	$13,764,678

Undistributed (distributions in excess of) net investment income (loss)	$202,214	$139,146

Capital share transactions - shares:
Shares issued	29,106	11,664
Shares reinvested	—	210,842
Shares redeemed	(115,614)	(90,851)

Net increase (decrease) in shares outstanding	(86,508)	131,655

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth II VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	June 30, 2015 (unaudited)		December 31, 2014		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$8.80		$9.04		$7.51	$7.06	$7.26	$6.16

Investment operations:
Net investment income (loss) (A)	0.04	(B)	0.10	(B)	0.11	0.12	0.07	0.06
Net realized and unrealized gain (loss)	0.45		0.93		2.29	0.87	(0.20)	1.10

Total investment operations	0.49		1.03		2.40	0.99	(0.13)	1.16

Distributions:
Net investment income	—		(0.12)		(0.17)	(0.07)	(0.07)	(0.06)
Net realized gains	—		(1.15)		(0.70)	(0.47)	—	—

Total distributions	—		(1.27)		(0.87)	(0.54)	(0.07)	(0.06)

Net asset value, end of period/year	$9.29		$8.80		$9.04	$7.51	$7.06	$7.26

Total return (C)	5.57	%(D)	12.13%		33.43%	13.96%	(1.76)%	19.08%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$13,740		$13,765		$12,959	$13,745	$13,139	$14,466
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.47	%(E)(F)	0.87	%(F)	0.91%	0.88%	0.81%	1.01%
Including waiver and/or reimbursement and recapture	0.30	%(E)(F)	0.30	%(F)	0.30%	0.30%	0.30%	0.30%
Net investment income (loss) to average net assets	0.92	%(B)(E)	1.08	%(B)	1.33%	1.55%	0.89%	0.93%
Portfolio turnover rate	20	%(D)(G)	116	%(G)	55%	56%	53%	142	%(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Increase in portfolio turnover rate was triggered by a change in the Portfolio’s sub-adviser.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth II VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica WMC US Growth II VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Initial Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2015 of $38 are included in Net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM at an annual rate of 0.30% on daily Average Net Assets (“ANA”).

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.30%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

As of June 30, 2015, the balances available for recapture by TAM were as follows:

Amounts Available from Fiscal Years
2012	2013	2014	2015	Total
$ 44,490	$ 76,703	$ 74,766	$ 11,558	$ 207,517

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.15% of Initial Class.

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 2,736,715	$ —	$ 3,422,050	$ —

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth II VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica WMC US Growth II VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Wellington Management Company LLP (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 5-year periods and in line with the median for the past 3- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees also noted recent changes in the Portfolio’s name, investment strategies and portfolio management team. The Board noted that the Sub-Adviser had commenced subadvising the Portfolio on April 9, 2010. The Trustees also noted that the performance of the Portfolio had improved during 2015.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth II VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM and/or Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth II VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period (B) January 1, 2015 - June 30, 2015	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,053.50	$3.62	$1,021.30	$3.56	0.71%
Service Class	1,000.00	1,052.10	4.88	1,020.00	4.81	0.96

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the investment companies and/or ETFs in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2015

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	99.8%
Securities Lending Collateral	3.0
Repurchase Agreement	0.2
Net Other Assets (Liabilities)	(3.0)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	273,887	$ 27,928,257
TransDigm Group, Inc. (A)	66,040	14,837,207

		42,765,464

Airlines - 0.5%
United Continental Holdings, Inc. (A)	177,900	9,430,479

Beverages - 1.5%
Monster Beverage Corp. (A)	220,619	29,567,358

Biotechnology - 5.8%
Alkermes PLC (A) (B)	183,160	11,784,514
Biogen, Inc. (A)	49,558	20,018,459
Celgene Corp. (A)	187,491	21,699,271
Gilead Sciences, Inc.	204,259	23,914,644
Incyte Corp. (A) (B)	150,220	15,654,426
Regeneron Pharmaceuticals, Inc., Class A (A) (B)	48,460	24,720,900

		117,792,214

Capital Markets - 2.6%
Ameriprise Financial, Inc.	239,580	29,930,729
BlackRock, Inc., Class A	65,110	22,526,758

		52,457,487

Chemicals - 2.1%
Dow Chemical Co.	478,979	24,509,355
Valspar Corp. (B)	232,869	19,053,342

		43,562,697

Communications Equipment - 0.8%
Cisco Systems, Inc.	569,095	15,627,349

Containers & Packaging - 1.2%
Crown Holdings, Inc. (A)	452,021	23,916,431

Electrical Equipment - 0.7%
Eaton Corp. PLC	211,360	14,264,686

Energy Equipment & Services - 1.2%
Halliburton Co.	589,680	25,397,518

Food & Staples Retailing - 5.0%
Costco Wholesale Corp.	261,243	35,283,480
CVS Health Corp.	331,977	34,817,748
Walgreens Boots Alliance, Inc.	388,183	32,778,172

		102,879,400

Food Products - 1.6%
Mondelez International, Inc., Class A	817,722	33,641,083

Health Care Equipment & Supplies - 0.6%
Zimmer Biomet Holdings, Inc., Class A	119,160	13,015,847

Health Care Providers & Services - 4.7%
Aetna, Inc.	201,220	25,647,501
Envision Healthcare Holdings, Inc. (A) (B)	341,960	13,500,581
McKesson Corp.	106,224	23,880,218
UnitedHealth Group, Inc.	276,514	33,734,708

		96,763,008

Health Care Technology - 1.1%
Cerner Corp. (A)	312,900	21,608,874

Hotels, Restaurants & Leisure - 4.8%
Chipotle Mexican Grill, Inc., Class A (A)	38,963	23,572,226
Hilton Worldwide Holdings, Inc. (A)	997,980	27,494,349
Starbucks Corp.	875,784	46,955,159

		98,021,734

	Shares	Value
COMMON STOCKS (continued)
Household Products - 1.4%
Colgate-Palmolive Co.	432,440	$ 28,285,900

Insurance - 1.0%
Prudential Financial, Inc.	233,020	20,393,910

Internet & Catalog Retail - 4.1%
Amazon.com, Inc. (A)	113,853	49,422,449
Priceline Group, Inc. (A)	30,145	34,708,048

		84,130,497

Internet Software & Services - 6.9%
Akamai Technologies, Inc. (A)	270,872	18,912,283
Facebook, Inc., Class A (A)	416,028	35,680,642
Google, Inc., Class A (A)	71,758	38,752,190
Google, Inc., Class C (A)	63,095	32,841,579
Zillow Group, Inc., Class A (A) (B)	159,860	13,866,256

		140,052,950

IT Services - 6.4%
Accenture PLC, Class A	272,368	26,359,775
Automatic Data Processing, Inc.	224,750	18,031,692
Cognizant Technology Solutions Corp., Class A (A)	353,163	21,574,728
Genpact, Ltd. (A)	706,230	15,063,886
Jack Henry & Associates, Inc.	219,241	14,184,893
Mastercard, Inc., Class A	370,651	34,648,455

		129,863,429

Machinery - 2.2%
Illinois Tool Works, Inc., Class A	275,668	25,303,566
Middleby Corp. (A)	181,716	20,393,986

		45,697,552

Media - 1.6%
Twenty-First Century Fox, Inc., Class A	1,001,737	32,601,531

Multiline Retail - 0.9%
Dollar Tree, Inc. (A)	233,810	18,468,652

Oil, Gas & Consumable Fuels - 2.0%
Anadarko Petroleum Corp., Class A	135,760	10,597,426
EOG Resources, Inc.	224,040	19,614,702
Pioneer Natural Resources Co.	78,994	10,955,678

		41,167,806

Personal Products - 2.1%
Coty, Inc., Class A (A) (B)	334,620	10,697,801
Estee Lauder Cos., Inc., Class A	376,740	32,648,289

		43,346,090

Pharmaceuticals - 5.3%
Allergan PLC (A)	158,718	48,164,564
Bristol-Myers Squibb Co.	625,878	41,645,922
Merck & Co., Inc.	315,286	17,949,232

		107,759,718

Professional Services - 2.8%
Equifax, Inc.	218,610	21,224,845
Nielsen NV	434,138	19,436,358
Verisk Analytics, Inc., Class A (A)	222,920	16,219,659

		56,880,862

Road & Rail - 2.2%
Hertz Global Holdings, Inc. (A) (B)	906,270	16,421,612
JB Hunt Transport Services, Inc. (B)	209,870	17,228,228
Norfolk Southern Corp.	125,460	10,960,186

		44,610,026

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.7%
Freescale Semiconductor, Ltd. (A)	385,970	$ 15,427,221
Skyworks Solutions, Inc.	100,037	10,413,852
SunPower Corp., Class A (A) (B)	335,960	9,544,623

		35,385,696

Software - 6.5%
Activision Blizzard, Inc.	790,085	19,127,958
Intuit, Inc.	183,661	18,507,519
Microsoft Corp.	1,306,347	57,675,220
PTC, Inc. (A)	166,130	6,814,653
salesforce.com, Inc. (A)	251,750	17,529,352
Workday, Inc., Class A (A) (B)	179,740	13,730,339

		133,385,041

Specialty Retail - 7.0%
Advance Auto Parts, Inc. (B)	194,236	30,939,853
Lowe’s Cos., Inc.	608,188	40,730,350
Michaels Cos., Inc. (A) (B)	771,941	20,772,932
Ross Stores, Inc.	637,448	30,986,347
TJX Cos., Inc.	309,280	20,465,058

		143,894,540

Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	1,202,478	150,820,803

Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp. (B)	76,745	8,841,024

Tobacco - 1.6%
Altria Group, Inc.	665,501	32,549,654

Total Common Stocks (Cost $1,779,989,378)		2,038,847,310

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	61,394,771	$ 61,394,771

Total Securities Lending Collateral (Cost $61,394,771)		61,394,771

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.01% (C), dated 06/30/2015, to be repurchased at $3,918,926 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/25/2034, and with a value of $4,001,510.	$ 3,918,925	3,918,925

Total Repurchase Agreement (Cost $3,918,925)		3,918,925

Total Investments (Cost $1,845,303,074) (D)		2,104,161,006
Net Other Assets (Liabilities) - (3.0)%		(61,199,285)

Net Assets - 100.0%		$ 2,042,961,721

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Common Stocks	$2,038,847,310	$—	$—	$2,038,847,310
Securities Lending Collateral	61,394,771	—	—	61,394,771
Repurchase Agreement	—	3,918,925	—	3,918,925

Total Investments	$2,100,242,081	$3,918,925	$—	$2,104,161,006

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $60,133,886. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at June 30, 2015.
(D)	Aggregate cost for federal income tax purposes is $1,845,303,074. Aggregate gross unrealized appreciation and depreciation for all securities is $322,125,916 and $63,267,984, respectively. Net unrealized appreciation for tax purposes is $258,857,932.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

Assets:
Investments, at value (cost $1,841,384,149) (including securities loaned of $60,133,886)	$2,100,242,081
Repurchase agreement, at value (cost $3,918,925)	3,918,925
Receivables:
Shares sold	40,930
Investments sold	32,506,193
Interest	1
Dividends	1,139,104
Tax reclaims	37,525
Net income from securities lending	26,364
Prepaid expenses	8,249

Total assets	2,137,919,372

Liabilities:
Payables and other liabilities:
Shares redeemed	1,536,327
Investments purchased	30,399,326
Investment advisory fees	1,181,889
Distribution and service fees	36,610
Administration fees	45,698
Transfer agent fees	7,514
Trustees and CCO fees	14,162
Audit and tax fees	16,073
Custody fees	20,323
Legal fees	35,800
Printing and shareholder reports fees	265,709
Other	3,449
Collateral for securities on loan	61,394,771

Total liabilities	94,957,651

Net assets	$2,042,961,721

Net assets consist of:
Capital stock ($0.01 par value)	$574,016
Additional paid-in capital	1,010,026,801
Undistributed (distributions in excess of) net investment income (loss)	19,644,497
Accumulated net realized gain (loss)	753,856,482
Net unrealized appreciation (depreciation) on:
Investments	258,857,932
Translation of assets and liabilities denominated in foreign currencies	1,993

Net assets	$2,042,961,721

Net assets by class:
Initial Class	$1,877,830,009
Service Class	165,131,712

Shares outstanding:
Initial Class	52,700,159
Service Class	4,701,470

Net asset value and offering price per share:
Initial Class	$35.63
Service Class	35.12

STATEMENT OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

Investment Income:
Dividend income	$13,016,395
Interest income	903
Net income from securities lending	125,370
Withholding taxes on foreign income	(37,921)

Total investment income	13,104,747

Expenses:
Investment advisory fees	7,056,841
Distribution and service fees:
Service Class	202,467
Administration fees	273,718
Transfer agent fees	16,533
Trustees and CCO fees	35,078
Audit and tax fees	20,413
Custody fees	96,664
Legal fees	73,228
Printing and shareholder reports fees	139,804
Other	43,673

Total expenses	7,958,419

Net investment income (loss)	5,146,328

Net realized gain (loss) on:
Investments	101,355,794

Net realized gain (loss)	101,355,794

Net change in unrealized appreciation (depreciation) on:
Investments	22,030,110
Translation of assets and liabilities denominated in foreign currencies	1,312

Net change in unrealized appreciation (depreciation)	22,031,422

Net realized and change in unrealized gain (loss)	123,387,216

Net increase (decrease) in net assets resulting from operations	$128,533,544

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$5,146,328	$14,492,876
Net realized gain (loss)	101,355,794	653,967,818
Net change in unrealized appreciation (depreciation)	22,031,422	(422,993,848)

Net increase (decrease) in net assets resulting from operations	128,533,544	245,466,846

Distributions to shareholders:
Net investment income:
Initial Class	—	(19,160,164)
Service Class	—	(1,031,952)

Total distributions from net investment income	—	(20,192,116)

Net realized gains:
Initial Class	—	(77,400,054)
Service Class	—	(5,563,303)

Total distributions from net realized gains	—	(82,963,357)

Total distributions to shareholders	—	(103,155,473)

Capital share transactions:
Proceeds from shares sold:
Initial Class	11,308,311	33,774,479
Service Class	11,093,847	16,408,796

	22,402,158	50,183,275

Dividends and distributions reinvested:
Initial Class	—	96,560,218
Service Class	—	6,595,255

	—	103,155,473

Cost of shares redeemed:
Initial Class	(464,153,563)	(508,959,102)
Service Class	(10,794,029)	(21,167,616)

	(474,947,592)	(530,126,718)

Net increase (decrease) in net assets resulting from capital share transactions	(452,545,434)	(376,787,970)

Net increase (decrease) in net assets	(324,011,890)	(234,476,597)

Net assets:
Beginning of period/year	2,366,973,611	2,601,450,208

End of period/year	$2,042,961,721	$2,366,973,611

Undistributed (distributions in excess of) net investment income (loss)	$19,644,497	$14,498,169

Capital share transactions - shares:
Shares issued:
Initial Class	326,708	1,051,446
Service Class	316,138	514,386

	642,846	1,565,832

Shares reinvested:
Initial Class	—	2,984,860
Service Class	—	206,424

	—	3,191,284

Shares redeemed:
Initial Class	(12,975,366)	(15,806,748)
Service Class	(308,763)	(662,672)

	(13,284,129)	(16,469,420)

Net increase (decrease) in shares outstanding:
Initial Class	(12,648,658)	(11,770,442)
Service Class	7,375	58,138

	(12,641,283)	(11,712,304)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2015 (unaudited)		December 31, 2014		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$33.82		$31.84		$24.29	$21.53	$22.46	$19.18

Investment operations:
Net investment income (loss) (A)	0.09	(B)	0.20	(B)	0.24	0.25	0.09	0.08
Net realized and unrealized gain (loss)	1.72		3.27		7.61	2.59	(0.93)	3.31

Total investment operations	1.81		3.47		7.85	2.84	(0.84)	3.39

Distributions:
Net investment income	—		(0.30)		(0.30)	(0.08)	(0.09)	(0.11)
Net realized gains	—		(1.19)		—	—	—	—

Total distributions	—		(1.49)		(0.30)	(0.08)	(0.09)	(0.11)

Net asset value, end of period/year	$35.63		$33.82		$31.84	$24.29	$21.53	$22.46

Total return (C)	5.35	%(D)	11.10%		32.46%	13.17%	(3.73)%	17.81%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,877,830		$2,210,278		$2,455,635	$2,223,006	$2,094,538	$1,932,732
Expenses to average net assets	0.71	%(E)(F)	0.74	%(E)	0.77%	0.77%	0.77%	0.78%
Net investment income (loss) to average net assets	0.49	%(B)(F)	0.62	%(B)	0.85%	1.02%	0.39%	0.42%
Portfolio turnover rate	17	%(D)(G)	112	%(G)	57%	62%	57%	134	%(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Increase in portfolio turnover rate was triggered by a change in the Portfolio’s objectives.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Net asset value, beginning of period/year	$33.38		$31.45		$23.99	$21.28	$22.23	$18.99

Investment operations:
Net investment income (loss) (A)	0.04	(B)	0.12	(B)	0.16	0.18	0.03	0.03
Net realized and unrealized gain (loss)	1.70		3.22		7.52	2.56	(0.91)	3.27

Total investment operations	1.74		3.34		7.68	2.74	(0.88)	3.30

Distributions:
Net investment income	—		(0.22)		(0.22)	(0.03)	(0.07)	(0.06)
Net realized gains	—		(1.19)		—	—	—	—

Total distributions	—		(1.41)		(0.22)	(0.03)	(0.07)	(0.06)

Net asset value, end of period/year	$35.12		$33.38		$31.45	$23.99	$21.28	$22.23

Total return (C)	5.21	%(D)	10.83%		32.13%	12.86%	(3.93)%	17.48%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$165,132		$156,696		$145,815	$134,841	$140,397	$118,730
Expenses to average net assets	0.96	%(E)(F)	0.99	%(E)	1.02%	1.02%	1.02%	1.03%
Net investment income (loss) to average net assets	0.23	%(B)(F)	0.36	%(B)	0.59%	0.76%	0.15%	0.17%
Portfolio turnover rate	17	%(D)(G)	112	%(G)	57%	62%	57%	134	%(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.
(H)	Increase in portfolio turnover rate was triggered by a change in the Portfolio’s objectives.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica WMC US Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolio’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolio; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolio by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolio for inclusion in regulatory filings and trustees and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolio, as numerated within the Statement of Operations.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statement of Operations, respectively.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2015 of $7,642 are included in Net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment adviser, is directly owned by TPLIC and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA,

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2015:

Portfolio	Market Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative VP	$1,650,981	0.08%
Transamerica Asset Allocation – Moderate Growth VP	2,255,926	0.11
Transamerica Asset Allocation – Moderate VP	3,897,334	0.19
Transamerica BlackRock Tactical Allocation VP	65,163,178	3.19
Total	$ 72,967,419	3.57%

Investment advisory fees: The Portfolio pays management fees to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Rate
First $150 million	0.700%
Over $150 million up to $650 million	0.670%
Over $650 million up to $1.15 billion	0.650%
Over $1.15 billion up to $2 billion	0.625%
Over $2 billion up to $3 billion	0.610%
Over $3 billion up to $4 billion	0.600%
Over $4 billion	0.580%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Operating Expense Limit	Operating Expense Limit Effective Through
0.85%	May 1, 2016

TAM is entitled to recapture expenses paid by the Portfolio for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit. Amounts recaptured by TAM for the period ended June 30, 2015 are disclosed within the Statement of Operations.

There are no amounts available for recapture by TAM as of June 30, 2015.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Class	Rate
Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2016. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the administrative agreement and is compensated for such services under that agreement. For the period ended June 30, 2015, amounts paid to TFS by the Portfolio are included in Transfer agent fees in the Statement of Operations and amounts payable to TFS as of June 30, 2015 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statement of Assets and Liabilities.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 375,554,739	$ —	$ 809,782,209	$ —

NOTE 5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 7. SUBSEQUENT EVENT

Effective August 1, 2015, the Portfolio pays TFS at an annual fee of 0.03% on daily ANA for administrative services.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica WMC US Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Wellington Management Company LLP (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2014.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed with TAM the reasons for the underperformance relative to the peer universe and benchmark for certain periods and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Trustees also noted recent changes in the Portfolio’s

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

name, investment strategies and portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Board also noted that the Sub-Adviser had commenced subadvising the Portfolio on April 9, 2010. The Trustees also noted that the performance of the Portfolio had improved during 2015.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Portfolio to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM and/or Lipper, an independent provider of information.

The Board noted that the Portfolio’s contractual investment advisory fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board considered the Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2015

Transamerica WMC US Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2015

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolios are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Portfolios, upon request by calling 1-800-851-9777; and (2) on the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Portfolios’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamericaseriestrust.com for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

4600 South Syracuse Street, Suite 1100

Denver, Colorado 80237

Distributor:	Transamerica Capital, Inc.
4600 South Syracuse Street
Denver, CO 80237

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Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Investments.

(a)	The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Not Applicable.

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	September 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	September 8, 2015

By:	/s/ Vincent J. Toner
Vincent J. Toner
Treasurer
(Principal Financial Officer)
Date:	September 8, 2015

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer

12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer

12(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer